UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: May 31, 2021

Date of reporting period: November 30, 2020

Item 1.	Reports to Stockholders.

SEI Institutional Investments Trust

› Large Cap Fund	› Emerging Markets Equity Fund
› Large Cap Disciplined Equity Fund	› Opportunistic Income Fund
› Large Cap Index Fund	› Core Fixed Income Fund
› S&P 500 Index Fund	› High Yield Bond Fund
› Extended Market Index Fund	› Long Duration Fund
› Small Cap Fund	› Long Duration Credit Fund
› Small Cap II Fund	› Ultra Short Duration Bond Fund
› Small/Mid Cap Equity Fund	› Emerging Markets Debt Fund
› U.S. Equity Factor Allocation Fund	› Real Return Fund
› U.S. Managed Volatility Fund	› Limited Duration Bond Fund
› Global Managed Volatility Fund	› Intermediate Duration Credit Fund
› World Equity Ex-US Fund	› Dynamic Asset Allocation Fund
› Screened World Equity Ex-US Fund	› Multi-Asset Real Return Fund
› World Select Equity Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.4%

Communication Services — 7.1%
Alphabet Inc, Cl A *	0.5%	2,676	$4,695
Alphabet Inc, Cl C *	1.3	7,828	13,783
AT&T Inc	0.7	257,690	7,409
Comcast Corp, Cl A	0.7	143,672	7,218
Facebook Inc, Cl A *	1.3	49,808	13,795
Verizon Communications Inc	0.8	131,799	7,962
Other Securities (A)	1.8		18,781

			73,643

Consumer Discretionary — 12.4%
Amazon.com Inc*	2.7	8,870	28,101
Lowe’s Cos Inc	0.9	61,674	9,610
NIKE Inc, Cl B	0.7	52,767	7,108
Ross Stores Inc	0.6	56,398	6,064
Target Corp	1.1	62,218	11,170
Other Securities (A)	6.4		67,137

			129,190

Consumer Staples — 8.2%
Kroger Co/The	0.8	246,130	8,122
Philip Morris International Inc	0.9	123,785	9,377
Unilever PLC ADR	1.2	204,931	12,513
Other Securities	5.3		55,642

			85,654

Energy — 2.2%
Chevron Corp	0.8	93,948	8,190
Other Securities (B)	1.4		14,657

			22,847

Financials — 14.9%
Bank of America Corp	0.9	325,400	9,163
Berkshire Hathaway Inc, Cl B *	1.0	46,470	10,637
Chubb Ltd	0.6	40,761	6,026
Citigroup Inc	0.8	145,000	7,985
First Republic Bank/CA	0.7	54,668	7,083
JPMorgan Chase & Co	1.1	92,685	10,926
Markel Corp *	0.6	6,307	6,142
Morgan Stanley	1.0	166,512	10,295

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
State Street Corp	0.6%	90,286	$6,363
US Bancorp	0.7	173,814	7,511
Other Securities ‡(B)	6.9		72,378

			154,509

Health Care — 14.5%
Amgen Inc	0.7	33,880	7,523
CVS Health Corp	0.9	140,113	9,498
Johnson & Johnson	1.8	128,854	18,643
Medtronic PLC	0.9	82,267	9,354
Merck & Co Inc	1.2	151,048	12,143
Pfizer Inc	1.0	285,445	10,935
Teleflex Inc	0.6	16,063	6,148
UnitedHealth Group Inc	1.0	31,543	10,609
Other Securities (A)	6.4		65,427

			150,280

Industrials — 9.0%
3M Co	0.6	35,550	6,141
Honeywell International Inc	0.7	35,725	7,285
Johnson Controls International PLC	0.6	130,036	5,987
Other Securities (A)	7.1		73,400

			92,813

Information Technology — 21.8%
Adobe Inc*	1.4	31,084	14,873
Apple Inc	2.9	254,104	30,251
Applied Materials Inc	0.8	93,378	7,702
Cisco Systems Inc	0.6	149,124	6,415
Intel Corp	1.0	210,006	10,154
Intuit Inc	1.0	29,284	10,309
Microchip Technology Inc	1.2	93,473	12,562
Microsoft Corp	2.7	133,106	28,494
PayPal Holdings Inc*	0.6	28,846	6,176
salesforce.com*	1.1	44,301	10,889
Visa Inc, Cl A	1.3	62,556	13,159
Other Securities	7.2		74,545

			225,529

Materials — 4.0%
Other Securities	4.0		41,296

Real Estate — 2.3%
American Tower Corp, Cl A ‡	0.6	29,404	6,798
Other Securities ‡	1.7		16,886

			23,684

Utilities — 2.0%
NextEra Energy Inc	0.6	87,800	6,461
Other Securities	1.4		14,049

			20,510

Total Common Stock
(Cost $767,761) ($ Thousands)			1,019,955

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P. 0.070% **† (C)	0.7%	7,164,678	$7,168

Total Affiliated Partnership
(Cost $7,165) ($ Thousands)			7,168

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	1.1%	11,056,298	$11,056

Total Cash Equivalent
(Cost $11,056) ($ Thousands)			11,056

Total Investments in Securities — 100.2%
(Cost $785,982) ($ Thousands)			$1,038,179

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	25	Dec-2020	$4,544	$4,529	$(15)
S&P Mid Cap 400 Index E-MINI	2	Dec-2020	443	434	(9)

			$4,987	$4,963	$(24)

Percentages are based on Net Assets of $1,035,884 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (See Note 6).
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (See Note 12). The total market value of securities on loan at November 30, 2020, was $6,912 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2020, such securities amounted to $317 ($ Thousands), or 0.0% of Net Assets of the Fund (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (See Note 12). The total market value of such securities as of November 30, 2020 was $7,168 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,019,955	–	–	1,019,955
Affiliated Partnership	–	7,168	–	7,168
Cash Equivalent	11,056	–	–	11,056

Total Investments in Securities	1,031,011	7,168	–	1,038,179

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(24)	–	–	(24)

Total Other Financial Instruments	(24)	–	–	(24)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 28,649	$ 69,284	$ (90,760)	$ 3	$ (8)	$ 7,168	7,164,678	$ 74	$ —
SEI Daily Income Trust, Government Fund, Cl F	12,188	164,034	(165,166)	—	—	11,056	11,056,298	1	—

Totals	$ 40,837	$ 233,318	$ (255,926)	$ 3	$ (8)	$ 18,224		$ 75	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Disciplined Equity Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.9%
Communication Services — 6.9%
Alphabet Inc, Cl A *	1.3%	10,774	$18,902
Alphabet Inc, Cl C *	0.4	3,761	6,622
Facebook Inc, Cl A *	1.9	106,421	29,476
Verizon Communications Inc	1.1	273,583	16,527
Other Securities	2.2		32,638

			104,165

Consumer Discretionary — 8.7%
Amazon.com Inc*	2.3	10,800	34,215
BorgWarner Inc (A)	0.5	201,607	7,832
Home Depot Inc/The	0.6	35,078	9,731
Lowe’s Cos Inc	0.7	68,176	10,623
Target Corp	0.7	55,833	10,024
Other Securities (A)	3.9		58,965

			131,390

Consumer Staples — 7.7%
Altria Group Inc	0.6	217,962	8,681
Coca-Cola Co/The	0.6	180,768	9,328
Kroger Co/The	0.5	240,882	7,949
Procter & Gamble Co/The	1.2	132,918	18,458
Sysco Corp	0.6	137,455	9,799
Walmart Inc	0.6	57,500	8,785
Other Securities	3.7		54,207

			117,207

Energy — 1.6%
Other Securities (B)	1.6		23,958

Financials — 10.8%
Aflac Inc	0.5	171,329	7,526
Bank of America Corp	1.3	677,110	19,067
Berkshire Hathaway Inc, Cl B *	0.6	37,711	8,632
Capital One Financial Corp	0.9	155,984	13,358
Citigroup Inc	0.6	159,000	8,756
JPMorgan Chase & Co	0.9	112,569	13,270

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Willis Towers Watson PLC	0.6%	42,601	$8,869
Other Securities ‡	5.4		84,996

			164,474

Health Care — 14.4%
Abbott Laboratories	0.5	69,600	7,532
Amgen Inc	0.6	41,264	9,162
Becton Dickinson and Co	1.0	66,180	15,542
CVS Health Corp	0.7	148,365	10,058
Humana Inc	0.7	25,234	10,107
Johnson & Johnson	1.3	131,429	19,015
Medtronic PLC	0.8	113,190	12,870
Merck & Co Inc	1.3	246,040	19,779
Pfizer Inc	0.6	228,900	8,769
Thermo Fisher Scientific Inc	0.5	16,200	7,533
UnitedHealth Group Inc	1.5	66,058	22,218
Zimmer Biomet Holdings Inc	0.5	55,315	8,249
Other Securities	4.4		66,787

			217,621

Industrials — 10.6%
AMETEK Inc	0.6	71,662	8,494
Emerson Electric Co	0.5	102,323	7,860
Honeywell International Inc	0.7	54,070	11,026
Raytheon Technologies Corp	0.8	168,513	12,086
Stanley Black & Decker Inc	0.8	64,883	11,959
Other Securities	7.2		109,782

			161,207

Information Technology — 22.0%
Adobe Inc*	0.7	21,553	10,312
Apple Inc	4.7	598,443	71,245
Broadcom Inc	0.6	24,390	9,795
Cisco Systems Inc	0.6	197,982	8,517
Global Payments Inc	0.8	59,800	11,672
Microsoft Corp	4.6	321,796	68,887
Motorola Solutions Inc	0.5	44,077	7,561
NVIDIA Corp	0.6	15,958	8,554
QUALCOMM Inc	1.0	106,812	15,719
Other Securities	7.9		121,590

			333,852

Materials — 3.1%
Air Products and Chemicals Inc	0.6	33,969	9,516
Other Securities	2.5		37,716

			47,232

Real Estate — 2.3%
Crown Castle International
Corp‡	0.8	69,103	11,580
Other Securities ‡	1.5		23,004

			34,584

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 2.8%
NextEra Energy Inc	0.6%	118,061	$8,688
Other Securities	2.2		33,529

			42,217

Total Common Stock

(Cost $1,040,781) ($ Thousands)			1,377,907

U.S. TREASURY OBLIGATION — 0.0%
Other Securities	0.0		120

Total U.S. Treasury Obligation
(Cost $120) ($ Thousands)			120

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.070% **†(C)	0.0%	49,583	$48

Total Affiliated Partnership
(Cost $49) ($ Thousands)			48

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	5.6	84,155,071	84,155

Total Cash Equivalent
(Cost $84,155) ($ Thousands)			84,155

Total Investments in Securities — 96.5%
(Cost $1,125,105) ($ Thousands)			$1,462,230

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	264	Dec-2020	$44,984	$47,826	$2,842

A list of the open OTC Swap agreement held by the Fund at November 30, 2020, is as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Net Unrealized (Depreciation) (Thousands)
BAML	United States Custom Basket of Securities	1 Month + 0.15%	Asset Return	Monthly	02/28/2022	USD	$74,541	$(975)	$(975)

The following table represents the individual stock exposures comprising the Net Long Custom Basket Total Return Swaps as of November 30, 2020:

United States Custom Basket of Long Securities

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
21,700	AGCO CORP	USD	$2,095	$(84)	$(84)	(21.59)%
1,186	ALIGN TECHNOLOGY INC	USD	542	28	28	7.20
13,700	ALEXION PHARM	USD	1,751	(78)	(78)	(20.05)
4,000	AMEDISYS INC	USD	978	1	1	0.26
16,300	AMERICAN HOMES 4 RENT- A	USD	484	(16)	(16)	(4.11)
16,300	AMERIPRISE FINANCIAL INC	USD	3,031	4	4	1.03
5,178	AMAZON.COM INC	USD	16,213	188	188	48.33
4,416	BIO-RAD LABORATORIES-A	USD	2,637	(260)	(260)	(66.84)
57,700	BJ’S WHOLESALE C	USD	2,425	(61)	(61)	(15.68)
1,133	BOOKING HOLDINGS INC	USD	2,390	(92)	(92)	(23.65)
—	BLUEPRINT MEDICINES CORP	USD	—	3	3	0.77

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
4,619	BERKSHIRE HATH-B	USD	$1,077	$(20)	$(20)	(5.14)%
72,700	CONAGRA BRANDS INC	USD	2,656	21	21	5.40
19,700	CBRE GROUP INC—A	USD	1,180	24	24	6.17
24,600	CHURCH & DWIGHT CO INC	USD	2,164	1	1	0.26
5,973	CHARTER COMMUN-A	USD	3,831	62	62	15.94
122,100	CENTERPOINT ENERGY INC	USD	3,063	(214)	(214)	(55.01)
11,500	CITRIX SYSTEMS INC	USD	1,363	62	62	15.94
10,100	CUBESMART	USD	330	(2)	(2)	(0.51)
17,600	DROPBOX INC-CLASS A	USD	329	22	22	5.66
—	DISH NETWORK CORP-A	USD	—	(16)	(16)	(4.11)
7,700	DOLBY LABORATO-A	USD	685	(2)	(2)	(0.51)
384	DOMINO’S PIZZA INC	USD	148	3	3	0.77
21,400	ELECTRONIC ARTS INC	USD	2,538	195	195	50.13
18,500	EURONET WORLDWIDE INC	USD	2,371	125	125	32.13
87,900	EQUITABLE HOLDINGS INC	USD	2,161	84	84	21.59
32,800	EXELIXIS INC	USD	642	(14)	(14)	(3.60)
13,500	DIAMONDBACK ENERGY INC	USD	543	(4)	(4)	(1.03)
—	FIRSTENERGY CORP	USD	—	5	5	1.29
1,658	FAIR ISAAC CORP	USD	785	(1)	(1)	(0.26)
21,000	FORTINET INC	USD	2,451	136	136	34.96
10,500	GILEAD SCIENCES INC	USD	641	(5)	(5)	(1.29)
35,600	GAMING AND LEISU	USD	1,486	9	9	2.31
6,077	ALPHABET INC-CL A	USD	10,781	(122)	(122)	(31.36)
160,900	HUNTINGTON BANCSHARES INC	USD	1,936	8	8	2.06
—	HD SUPPLY HOLDINGS INC	USD	—	—	—	—
17,800	HOLLYFRONTIER CORP	USD	430	(8)	(8)	(2.06)
16,500	HARTFORD FINL SV	USD	765	(30)	(30)	(7.71)
6,307	HUMANA INC	USD	2,703	(177)	(177)	(45.50)
19,700	HOWMET AEROSPACE INC	USD	457	5	5	1.29
1,007	ILLUMINA INC	USD	299	25	25	6.43
36,300	KNIGHT-SWIFT TRA	USD	1,515	(17)	(17)	(4.37)
2,900	COCA-COLA CO/THE	USD	156	(5)	(5)	(1.29)
74,500	KROGER CO	USD	2,406	65	65	16.71
6,500	LITHIA MOTORS INC-CL A	USD	1,729	153	153	39.33
19,500	LAMAR ADVERTISING CO-A	USD	1,500	52	52	13.37
116,500	LIBERTY GLOBAL PLC- C	USD	2,546	(25)	(25)	(6.43)
2,000	LHC GROUP INC	USD	421	(29)	(29)	(7.46)
29,800	LKQ CORP	USD	1,097	(47)	(47)	(12.08)
6,100	LOWE’S COS INC	USD	988	(37)	(37)	(9.51)
—	LATTICE SEMICOND	USD	—	5	5	1.29
42,300	MASCO CORP	USD	2,339	(69)	(69)	(17.74)
17,800	MCKESSON CORP	USD	3,269	(60)	(60)	(15.42)
26,400	MARSH & MCLENNAN COS	USD	3,053	(28)	(28)	(7.20)
95,900	MOSAIC CO/THE	USD	1,801	305	305	78.41
400	MONOLITHIC POWER	USD	121	7	7	1.80
52,997	NEXTERA ENERGY INC	USD	4,121	(203)	(203)	(52.19)
17,700	NEXTERA ENERGY PARTNERS LP	USD	1,149	(26)	(26)	(6.68)
12,300	NIKE INC -CL B	USD	1,600	56	56	14.40
91,800	NOV INC	USD	1,105	20	20	5.14
—	NOVAVAX INC	USD	—	(13)	(13)	(3.34)
68,700	NEWS CORP—CLASS A	USD	1,195	18	18	4.63
67,000	NY COMM BANCORP	USD	604	57	57	14.65
2,400	OKTA INC	USD	535	53	53	13.62
4,200	PALO ALTO NETWORKS INC	USD	1,170	65	65	16.71
6,300	PERFORMANCE FOOD GROUP CO	USD	275	(2)	(2)	(0.51)
19,300	PULTEGROUP INC	USD	827	14	14	3.60
20,200	PERKINELMER INC	USD	2,693	(7)	(7)	(1.80)

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
-	PLUG POWER INC	USD	$-	$43	$43	11.05%
4,821	POOL CORP	USD	1,643	16	16	4.11
-	PLURALSIGHT INC - A	USD	-	35	35	9.00
28,500	QUANTA SERVICES INC	USD	1,976	(29)	(29)	(7.46)
1,300	PAYPAL HOLDINGS INC	USD	250	29	29	7.46
2,945	REGENERON PHARMACEUTICALS	USD	1,647	(128)	(128)	(32.90)
-	RH	USD	-	35	35	9.00
16,000	RELIANCE STEEL & ALUMINUM	USD	1,933	(39)	(39)	(10.03)
1,616	SBA COMMUNICATIONS CORP	USD	477	(13)	(13)	(3.34)
6,600	SITEONE LANDSCAP	USD	893	28	28	7.20
27,000	SCHNEIDER NATL-B	USD	594	24	24	6.17
14,400	SYNNEX CORP	USD	2,268	40	40	10.28
-	SOUTH STATE CORP	USD	-	(1)	(1)	(0.26)
2,090	THERMO FISHER	USD	1,005	(34)	(34)	(8.74)
1,200	T ROWE PRICE GROUP INC	USD	173	(1)	(1)	(0.26)
8,500	UNIVERSAL HLTH-B	USD	1,130	(20)	(20)	(5.14)
1,000	UNITED PARCEL-B	USD	168	4	4	1.03
1,200	UNITED RENTALS INC	USD	261	19	19	4.88
5,400	MARRIOTT VACATIONS WORLD	USD	704	(16)	(16)	(4.11)
109,200	WELLS FARGO & CO	USD	2,719	276	276	70.95
15,800	WP CAREY INC	USD	1,134	(40)	(40)	(10.28)
49,500	WEYERHAEUSER CO	USD	1,453	(16)	(16)	(4.11)
3,300	XPO LOGISTICS INC	USD	351	1	1	0.26
14,300	XEROX HOLDINGS CORP	USD	325	(12)	(12)	(3.10)
6,900	ZENDESK INC	USD	845	81	81	20.79

			$140,525	$389	$389	100.00%

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swaps as of November 30, 2020:

United States Custom Basket of Short Securities

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(74,300)	AMERICAN AIRLINE	USD	$(954)	$(96)	$(96)	7.04%
(22,300)	ADAPTIVE BIOTECHNOLOGIES	USD	(1,041)	(34)	(34)	2.49
(91,800)	ADT INC	USD	(695)	(44)	(44)	3.23
(20,100)	AEROJET ROCKETDY	USD	(747)	(6)	(6)	0.44
(14,200)	ALLOGENE THERAPEUTICS INC	USD	(469)	28	28	-2.05
(3,200)	ALLAKOS INC	USD	(320)	(22)	(22)	1.61
(10,500)	APELLIS PHARMACE	USD	(496)	1	1	-0.07
(11,500)	ARROWHEAD PHARMA	USD	(794)	75	75	-5.50
(9,200)	ATMOS ENERGY CORP	USD	(932)	44	44	-3.23
(10,500)	AMERICAN STATES WATER CO	USD	(831)	52	52	-3.81
(10,300)	BRIDGEBIO PHARMA INC	USD	(457)	(61)	(61)	4.47
(1,200)	BRIGHT HORIZONS FAMILY SOLUT	USD	(204)	-	-	0.00
(5,900)	BIOHAVEN PHARMAC	USD	(568)	43	43	-3.15
(11,300)	BILL.COM HOLDINGS INC	USD	(1,090)	(297)	(297)	21.77
(19,500)	BLACKBAUD INC	USD	(1,020)	(55)	(55)	4.03
(11,300)	BLUEBIRD BIO INC	USD	(524)	26	26	-1.91
(13,800)	BANK OF HAWAII CORP	USD	(1,039)	(4)	(4)	0.29
(12,900)	BOK FINANCIAL CORPORATION	USD	(912)	41	41	-3.01
(25,400)	BLACKSTONE MOR-A	USD	(660)	-	-	0.00
(13,700)	COMMUNITY BANK SYSTEM INC	USD	(909)	56	56	-4.11
(12,100)	CHEGG INC	USD	(822)	(121)	(121)	8.87
(44,000)	CLEVELAND-CLIFFS INC	USD	(466)	(19)	(19)	1.39
(9,700)	DECIPHERA PHARMA	USD	(642)	42	42	-3.08

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(5,000)	DENALI THERAPEUTICS INC	USD	$(320)	$16	$16	-1.17%
(2,400)	EDISON INTERNATIONAL	USD	(156)	9	9	-0.66
(19,100)	EQUITY COMMONWEALTH	USD	(515)	8	8	-0.59
(2,000)	ELASTIC NV	USD	(203)	(44)	(44)	3.23
(13,400)	FATE THERAPEUTICS INC	USD	(708)	(76)	(76)	5.57
(50,800)	FIRST HAWAIIAN INC	USD	(1,135)	9	9	-0.66
(14,100)	FOX FACTORY HOLDING CORP	USD	(1,156)	(75)	(75)	5.50
(8,100)	FASTLY INC - CLASS A	USD	(639)	(48)	(48)	3.52
(11,500)	GATX CORP	USD	(940)	22	22	-1.61
(20,100)	GLACIER BANCORP INC	USD	(887)	67	67	-4.91
(1,669)	GRAHAM HOLDING-B	USD	(754)	7	7	-0.51
(6,500)	GOOSEHEAD INSU-A	USD	(807)	7	7	-0.51
(14,400)	HOWARD HUGHES CORP/THE	USD	(1,026)	(21)	(21)	1.54
(41,300)	HOME BANCSHARES INC	USD	(815)	45	45	-3.30
(88,800)	H&R BLOCK INC	USD	(1,565)	(105)	(105)	7.70
(2,300)	IDACORP INC	USD	(217)	9	9	-0.66
(6,000)	IMMUNOVANT INC	USD	(316)	21	21	-1.54
(18,300)	INSMED INC	USD	(671)	(43)	(43)	3.15
(3,400)	INSPIRE MEDICAL	USD	(591)	(40)	(40)	2.93
(73,700)	JETBLUE AIRWAYS CORP	USD	(1,090)	(22)	(22)	1.61
(4,500)	KINSALE CAPITAL GROUP INC	USD	(1,006)	(75)	(75)	5.50
(4,100)	QUAKER CHEMICAL CORP	USD	(1,060)	47	47	-3.45
(10,800)	OPEN LENDING CORP - CL A	USD	(325)	21	21	-1.54
(170,800)	Lumen Technologies	USD	(1,720)	(108)	(108)	7.92
(21,800)	LIVE NATION ENTE	USD	(1,489)	58	58	-4.25
(8,600)	MERCURY SYSTEMS INC	USD	(591)	(22)	(22)	1.61
(700)	MIRATI THERAPEUTICS INC	USD	(160)	(6)	(6)	0.44
(4,600)	NEW FORTRESS ENERGY INC	USD	(172)	(27)	(27)	1.98
(28,500)	NEW JERSEY RESOURCES CORP	USD	(1,066)	125	125	-9.16
(8,500)	NIKOLA CORP	USD	(186)	12	12	-0.88
(88,900)	NEW RESIDENT	USD	(767)	(56)	(56)	4.11
(8,200)	NUTANIX INC - A	USD	(219)	(6)	(6)	0.44
(10,800)	ONEOK INC	USD	(349)	(38)	(38)	2.79
(8,600)	1LIFE HEALTHCARE INC	USD	(282)	-	-	0.00
(2,200)	ORMAT TECHNOLOGIES INC	USD	(180)	6	6	-0.44
(41,100)	OWL ROCK CAPITAL CORP	USD	(559)	3	3	-0.22
(152,200)	P G & E CORP	USD	(1,756)	(177)	(177)	12.98
(8,700)	PENNYMAC FINANCI	USD	(495)	(7)	(7)	0.51
(84,000)	PARK HOTELS & RESORTS INC	USD	(1,216)	(155)	(155)	11.36
(19,500)	PINNACLE FINL	USD	(1,081)	22	22	-1.61
(8,100)	REATA PHARMACE-A	USD	(1,380)	143	143	-10.48
(5,400)	ROYAL GOLD INC	USD	(617)	20	20	-1.47
(9,300)	ROCKET COS INC-CLASS A	USD	(211)	18	18	-1.32
(4,700)	ROKU INC	USD	(1,094)	(286)	(286)	20.97
(33,484)	ROOT INC/OH -CLASS A	USD	(573)	(20)	(20)	1.47
(55,300)	SABRE CORP	USD	(544)	(79)	(79)	5.79
(9,500)	SAGE THERAPEUTICS INC	USD	(698)	(6)	(6)	0.44
(113)	SEABOARD CORP	USD	(361)	(1)	(1)	0.07
(5,100)	SVB FINANCIAL GROUP	USD	(1,809)	50	50	-3.67
(1,300)	SNOWFLAKE INC-CLASS A	USD	(314)	(109)	(109)	7.99
(25,700)	SPIRIT AEROSYS-A	USD	(832)	(42)	(42)	3.08
(42,200)	SUNPOWER CORP	USD	(833)	(103)	(103)	7.55
(16,600)	SPIRE INC	USD	(1,058)	(3)	(3)	0.22
(3,500)	STAMPS.COM INC	USD	(633)	(23)	(23)	1.69
(2,200)	SPRINGWORKS THER	USD	(152)	8	8	-0.59
(13,800)	SOUTHWEST GAS HO	USD	(972)	77	77	-5.65

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(4,100)	TEXAS CAPITAL BA	USD	$(233)	$4	$4	-0.29%
(6,300)	TCF FINANCIAL CORP	USD	(212)	(2)	(2)	0.15
(4,200)	THOR INDUSTRIES INC	USD	(373)	(32)	(32)	2.35
(9,200)	TAYLOR MORRISON HOME CORP	USD	(228)	(5)	(5)	0.37
(10,200)	TOOTSIE ROLL INDS	USD	(331)	15	15	-1.10
(3,400)	TRUPANION INC	USD	(306)	(38)	(38)	2.79
(1,800)	TWIST BIOSCIENCE CORP	USD	(188)	(14)	(14)	1.03
(3,568)	UNITED AIRLINES	USD	(146)	(41)	(41)	3.01
(75,000)	UMPQUA HOLDINGS CORP	USD	(1,091)	34	34	-2.49
(7,400)	VIR BIOTECHNOLOGY INC	USD	(198)	(38)	(38)	2.79
(20,300)	VORNADO REALTY TRUST	USD	(811)	10	10	-0.73
(3,900)	VROOM INC	USD	(131)	(9)	(9)	0.66
(12,600)	VERTIV HOLDINGS CO	USD	(230)	(6)	(6)	0.44
(11,600)	VIASAT INC	USD	(425)	31	31	-2.27
(78,200)	Vistra Corp.	USD	(1,548)	87	87	-6.38
(15,200)	VIVINT SMART HOME INC	USD	(310)	(25)	(25)	1.82
(29,700)	ESSENTIAL UTILITIES INC	USD	(1,360)	9	9	-0.67

			$(65,984)	$(1,364)	$(1,364)	100.00%

Percentages are based on a Net Assets of $1,515,192 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2020 (see Note 12). The total market value of securities on loan at November 30, 2020, was $83 ($ Thousands).
(B)	Security is a Master Limited Partnership. At November 30, 2020, such securities amounted to $247 ($ Thousands), or 0.0% of Net Assets (see Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2020 was $48 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,377,907	–	–	1,377,907
U.S. Treasury Obligation	–	120	–	120
Affiliated Partnership	–	48	–	48
Cash Equivalent	84,155	–	–	84,155

Total Investments in Securities	1,462,062	168	–	1,462,230

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,842	–	–	2,842
Total Return Swaps*
Unrealized Depreciation	–	(975)	–	(975)

Total Other Financial Instruments	2,842	(975)	–	1,867

* Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Disciplined Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 22,577	$ 60,460	$ (82,985)	$ 1	$ (5)	$ 48	49,583	$ 7	$ —
SEI Daily Income Trust, Government Fund, Cl F	37,160	326,427	(279,432)	—	—	84,155	84,155,071	4	—

Totals	$ 59,737	$ 386,887	$ (362,417)	$ 1	$ (5)	$ 84,203		$ 11	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Index Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.3%

Communication Services — 10.3%
Alphabet Inc, Cl A *	1.5%	18,129	$31,805
Alphabet Inc, Cl C *	1.5	17,899	31,515
AT&T Inc	0.6	425,785	12,241
Comcast Corp, Cl A	0.7	273,150	13,723
Facebook Inc, Cl A *	1.9	144,900	40,133
Netflix Inc*	0.6	25,700	12,611
Verizon Communications Inc	0.7	250,676	15,143
Walt Disney Co/The	0.8	108,950	16,126
Other Securities (A)	2.0		40,626

			213,923

Consumer Discretionary — 12.2%
Amazon.com Inc*	3.9	25,489	80,750
Home Depot Inc/The	0.9	65,015	18,036
McDonald’s Corp	0.5	45,280	9,846
NIKE Inc, Cl B	0.5	73,568	9,910
Tesla Inc*	1.2	44,685	25,363
Other Securities (A)	5.2		107,878

			251,783

Consumer Staples — 6.2%
Coca-Cola Co/The	0.6	230,740	11,906
Costco Wholesale Corp	0.5	26,581	10,414
PepsiCo Inc	0.6	82,852	11,950
Procter & Gamble Co/The	1.0	147,254	20,449
Walmart Inc	0.6	83,179	12,709
Other Securities (A)	2.9		59,888

			127,316

Energy — 2.1%
Chevron Corp	0.5	115,498	10,069
Exxon Mobil Corp	0.5	255,138	9,729
Other Securities	1.1		23,970

			43,768

Financials — 10.3%
Bank of America Corp	0.6	462,063	13,012
Berkshire Hathaway Inc, Cl B *	1.3	115,600	26,462
JPMorgan Chase & Co	1.1	182,934	21,564

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SEI Investments Co †	0.0%	6,742	$356
Other Securities ‡(A)(B)	7.3		150,473

			211,867

Health Care — 13.5%
Abbott Laboratories	0.6	105,137	11,378
AbbVie Inc	0.5	106,301	11,117
Bristol-Myers Squibb Co	0.4	136,419	8,513
Danaher Corp	0.4	38,102	8,559
Johnson & Johnson	1.1	159,009	23,005
Medtronic PLC	0.5	80,826	9,190
Merck & Co Inc	0.6	150,843	12,126
Pfizer Inc	0.6	331,922	12,716
Thermo Fisher Scientific Inc	0.5	23,525	10,939
UnitedHealth Group Inc	0.9	57,020	19,178
Other Securities (A)	7.4		152,488

			279,209

Industrials — 9.0%
Honeywell International Inc	0.4	42,190	8,603
Union Pacific Corp	0.4	40,932	8,353
Other Securities (A)	8.2		169,258

			186,214

Information Technology — 27.3%
Accenture PLC, Cl A	0.5	38,400	9,565
Adobe Inc*	0.7	28,702	13,733
Apple Inc	5.6	970,700	115,562
Broadcom Inc	0.5	23,532	9,450
Cisco Systems Inc	0.5	256,327	11,027
Intel Corp	0.6	252,958	12,231
Mastercard Inc, Cl A	0.9	53,400	17,970
Microsoft Corp	4.7	450,300	96,396
NVIDIA Corp	0.9	35,656	19,114
PayPal Holdings Inc*	0.7	70,211	15,034
QUALCOMM Inc	0.5	67,759	9,972
salesforce.com Inc*	0.6	52,184	12,827
Texas Instruments Inc	0.4	55,308	8,918
Visa Inc, Cl A	1.0	102,000	21,456
Other Securities (A)	9.2		191,313

			564,568

Materials — 2.7%
Linde PLC	0.4	31,625	8,109
Other Securities (A)	2.3		48,457

			56,566

Real Estate — 3.0%
Other Securities ‡(A)	3.0		61,859

Utilities — 2.7%
NextEra Energy Inc	0.4	118,692	8,735
Other Securities	2.3		47,838

			56,573

Total Common Stock
(Cost $664,160) ($ Thousands)			2,053,646

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Index Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P. 0.070% **†(C)	0.7%	14,178,074	$14,178

Total Affiliated Partnership
(Cost $14,178) ($ Thousands)			14,178

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	0.3%	6,858,192	$6,858

Total Cash Equivalent
(Cost $6,858) ($ Thousands)			6,858

Total Investments in Securities — 100.3%
(Cost $685,196) ($ Thousands)			$2,074,682

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	84	Dec-2020	$13,974	$15,217	$1,243
S&P Mid Cap 400 Index E-MINI	13	Dec-2020	2,447	2,819	372

			$16,421	$18,036	$1,615

Percentages are based on a Net Assets of $2,067,456 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (see Note 12). The total market value of securities on loan at November 30, 2020, was $13,867 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2020, such securities amounted to $258 ($ Thousands), or 0.0% of Net Assets of the Fund (see Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2020 was $14,178 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,053,646	–	–	2,053,646
Affiliated Partnership	–	14,178	–	14,178
Cash Equivalent	6,858	–	–	6,858

Total Investments in Securities	2,060,504	14,178	–	2,074,682

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,615	–	–	1,615

Total Other Financial Instruments	1,615	–	–	1,615

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Investment Co.	$ 366	$ —	$ —	$—	$(10)	$ 356	6,742	$ 2	$—
SEI Liquidity Fund, L.P.	27,289	69,416	(82,520)	2	(9)	14,178	14,178,074	38	—
SEI Daily Income Trust, Government Fund, Cl F	6,854	100,020	(100,016)	—	—	6,858	6,858,192	1	—

Totals	$34,509	$169,436	$(182,536)	$ 2	$(19)	$21,392		$41	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

S&P 500 Index Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Communication Services — 10.8%
Alphabet Inc, Cl A*	1.7%	54,641	$95,862
Alphabet Inc, Cl C*	1.7	53,363	93,958
AT&T Inc	0.7	1,292,791	37,168
Comcast Corp, Cl A	0.7	827,248	41,561
Facebook Inc, Cl A*	2.2	436,978	121,030
Netflix Inc*	0.7	79,979	39,246
Verizon Communications Inc	0.8	751,052	45,371
Walt Disney Co/The*	0.9	328,019	48,550
Other Securities (A)	1.4		79,145

			601,891

Consumer Discretionary — 11.1%
Amazon.com Inc*	4.4	77,360	245,080
Home Depot Inc/The	1.0	195,387	54,202
McDonald’s Corp	0.5	134,887	29,330
NIKE Inc, Cl B	0.5	226,582	30,521
Other Securities (A)	4.7		259,668

			618,801

Consumer Staples — 6.7%
Coca-Cola Co/The	0.7	701,457	36,195
Costco Wholesale Corp	0.6	80,300	31,459
PepsiCo Inc	0.6	251,278	36,242
Procter & Gamble Co/The	1.1	452,667	62,862
Walmart Inc	0.7	251,983	38,501
Other Securities (A)	3.0		164,914

			370,173

Energy — 2.3%
Chevron Corp	0.6	348,901	30,417
Exxon Mobil Corp	0.5	766,300	29,219
Other Securities	1.2		66,173

			125,809

Financials — 10.2%
Bank of America Corp	0.7	1,383,483	38,959
Berkshire Hathaway Inc, Cl B*	1.5	360,328	82,483

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JPMorgan Chase & Co	1.2%	554,057	$65,312
Other Securities	6.8		381,379

			568,133

Health Care — 13.4%
Abbott Laboratories	0.6	321,248	34,766
AbbVie Inc	0.6	319,913	33,456
Amgen Inc	0.4	106,691	23,690
Bristol-Myers Squibb Co	0.5	408,370	25,482
Danaher Corp	0.5	114,400	25,698
Johnson & Johnson	1.2	478,670	69,254
Medtronic PLC	0.5	243,561	27,693
Merck & Co Inc	0.7	458,970	36,897
Pfizer Inc	0.7	1,008,235	38,625
Thermo Fisher Scientific Inc	0.6	71,791	33,381
UnitedHealth Group Inc	1.0	172,487	58,014
Other Securities	6.1		339,357

			746,313

Industrials — 8.6%
Honeywell International Inc	0.5	127,787	26,058
Union Pacific Corp	0.5	122,987	25,099
Other Securities (A)	7.6		426,358

			477,515

Information Technology — 27.1%
Accenture PLC, Cl A	0.5	115,296	28,719
Adobe Inc*	0.8	87,095	41,672
Apple Inc	6.3	2,920,984	347,743
Broadcom Inc	0.5	73,159	29,379
Cisco Systems Inc	0.6	767,343	33,011
Intel Corp	0.7	771,652	37,309
Mastercard Inc, Cl A	1.0	160,347	53,958
Microsoft Corp	5.3	1,375,004	294,347
NVIDIA Corp	1.1	111,983	60,030
PayPal Holdings Inc*	0.8	212,883	45,583
QUALCOMM Inc	0.5	204,478	30,093
salesforce.com Inc*	0.7	165,191	40,604
Texas Instruments Inc	0.5	165,983	26,765
Visa Inc, Cl A	1.2	306,570	64,487
Other Securities	6.6		371,144

			1,504,844

Materials — 2.7%
Linde PLC	0.5	95,660	24,529
Other Securities (A)	2.2		123,079

			147,608

Real Estate — 2.5%
OtherSecurities ‡(A)	2.5		138,082

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

S&P 500 Index Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.9%
NextEra Energy Inc	0.5%	354,900	$26,117
Other Securities	2.4		132,053

			158,170

Total Common Stock
(Cost $3,070,259) ($ Thousands)			5,457,339

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P. 0.070% **†(B)	0.2	13,811,270	13,806

Total Affiliated Partnership
(Cost $13,810) ($ Thousands)			13,806

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	1.4%	75,326,229	$75,326

Total Cash Equivalent
(Cost $75,326) ($ Thousands)			75,326

Total Investments in Securities — 99.9%
(Cost $3,159,395) ($ Thousands)			$5,546,471

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	535	Dec-2020	$88,452	$96,921	$8,469

Percentages are based on a Net Assets of $5,551,784 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (see Note 12). The total market value of securities on loan at November 30, 2020, was $13,405 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2020 was $13,806 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	5,457,339	–	–	5,457,339
Affiliated Partnership	–	13,806	–	13,806
Cash Equivalent	75,326	–	–	75,326

Total Investments in Securities	5,532,665	13,806	–	5,546,471

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	8,469	–	–	8,469

Total Other Financial Instruments	8,469	–	–	8,469

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 49,600	$ 96,031	$(131,818)	$12	$(19)	$13,806	13,811,270	$50	$—
SEI Daily Income Trust, Government Fund, Cl F	66,287	550,211	(541,172)	—	—	75,326	75,326,229	7	—

Totals	$115,887	$646,242	$(672,990)	$12	$(19)	$89,132		$57	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.4%

Communication Services — 4.6%
Liberty Broadband Corp, Cl A *	0.1%	6,783	$1,063
Liberty Broadband Corp, Cl C *	0.3	25,868	4,070
Liberty Media Corp-Liberty Braves, Cl A *	0.0	1,803	45
Liberty Media Corp-Liberty Braves, Cl C *	0.0	10,465	262
Liberty Media Corp-Liberty Formula One, Cl A *	0.0	7,308	276
Liberty Media Corp-Liberty Formula One, Cl C *	0.1	47,242	1,974
Liberty Media Corp-Liberty SiriusXM, Cl A *	0.1	19,835	812
Liberty Media Corp-Liberty SiriusXM, Cl C *	0.1	45,422	1,863
Match Group Inc*	0.5	54,636	7,606
Roku Inc, Cl A *	0.5	26,400	7,750
Sirius XM Holdings Inc (A)	0.1	280,381	1,820
Spotify Technology SA *	0.6	32,800	9,557
Zillow Group Inc, Cl A *	0.1	15,191	1,676
Zillow Group Inc, Cl C *	0.2	34,482	3,717
Other Securities (A)	1.9		32,252

			74,743

Consumer Discretionary — 16.8%
Burlington Stores Inc*	0.2	16,000	3,497
Lululemon Athletica Inc*	0.6	28,000	10,366
Pinterest Inc, Cl A *	0.4	100,400	7,030
Tesla Inc*	6.4	183,495	104,152
Wayfair Inc, Cl A *(A)	0.3	16,200	4,121
Yum China Holdings Inc	0.4	99,100	5,587
Other Securities (A)	8.5		138,501

			273,254

Consumer Staples — 2.6%
Other Securities (A)	2.6		43,230

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Energy — 1.7%
Other Securities (A)	1.7%		$27,703

Financials — 11.4%
KKR & Co Inc	0.3	131,500	4,988
KKR Real Estate Finance Trust Inc‡	0.0	5,800	106
SEI Investments Co.†	0.1	30,319	1,599
Other Securities ‡(A)(B)	11.0		178,418

			185,111

Health Care — 15.0%
Alnylam Pharmaceuticals Inc*	0.2	27,989	3,636
Exact Sciences Corp *	0.3	37,180	4,501
Insulet Corp *	0.3	16,121	4,155
Moderna Inc *(A)	0.7	71,200	10,875
Seagen Inc*	0.3	30,000	5,109
Teladoc Health Inc *(A)	0.3	25,424	5,054
Veeva Systems Inc, Cl A *	0.6	32,900	9,109
Other Securities (A)	12.3		200,154

			242,593

Industrials — 12.1%
CoStar Group Inc*	0.6	9,763	8,890
HEICO Corp	0.1	11,818	1,460
HEICO Corp, Cl A	0.1	18,582	2,058
TransUnion	0.3	46,800	4,263
Uber Technologies Inc*	1.1	343,800	17,073
Other Securities (A)	9.9		163,264

			197,008

Information Technology — 23.4%
Atlassian Corp PLC, Cl A *	0.4	31,800	7,157
Coupa Software Inc*	0.3	16,400	5,394
Crowdstrike Holdings Inc, Cl A *	0.3	37,500	5,748
Datadog Inc, Cl A *	0.2	38,000	3,759
Dell Technologies Inc, Cl C *	0.3	61,972	4,278
DocuSign Inc, Cl A *	0.6	44,000	10,027
Enphase Energy Inc*	0.2	26,500	3,619
EPAM Systems Inc*	0.3	13,100	4,223
HubSpot Inc*	0.3	10,200	4,022
Marvell Technology Group Ltd	0.5	163,357	7,562
MongoDB Inc, Cl A *(A)	0.2	12,300	3,534
Okta Inc, Cl A *	0.4	28,500	6,984
Palo Alto Networks Inc*	0.4	23,633	6,946
RingCentral Inc, Cl A *	0.4	19,200	5,703
Slack Technologies Inc, Cl A *(A)	0.3	93,100	3,992
Splunk Inc*	0.5	39,884	8,144
Square Inc, Cl A *	1.2	91,300	19,261
SS&C Technologies Holdings Inc	0.2	55,218	3,804
Trade Desk Inc/The, Cl A *	0.6	10,300	9,281
Trimble Inc*	0.2	61,820	3,701
Twilio Inc, Cl A *	0.7	33,816	10,824
Workday Inc, Cl A *	0.6	42,289	9,506
Zendesk Inc*	0.2	28,300	3,778

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zoom Video Communications Inc, Cl A *	1.2%	41,300	$19,756
Other Securities (A)	12.9		210,150

			381,153

Materials — 3.4%
Other Securities (A)	3.4		55,245

Real Estate — 6.3%
Invitation Homes Inc ‡	0.3	137,981	3,944
Other Securities ‡(A)	6.0		99,857

			103,801

Utilities — 2.1%
PG&E Corp *	0.3	318,700	4,047
Other Securities (A)	1.8		29,673

			33,720

Total Common Stock
(Cost $1,024,802) ($ Thousands)			1,617,561

RIGHTS* — 0.0%
Other Securities(C)#	0.0		5

Total Rights
(Cost $3) ($ Thousands)			5

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

WARRANTS * — 0.0%
Other Securities	0.0%		$–

Total Warrants
(Cost $–) ($ Thousands)			–

AFFILIATED PARTNERSHIP — 7.9%
SEI Liquidity Fund, L.P. 0.070% **†(D)	7.9	129,101,211	129,129

Total Affiliated Partnership
(Cost $129,102) ($ Thousands)			129,129

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	0.0	363,054	363

Total Cash Equivalent
(Cost $363) ($ Thousands)			336

Total Investments in Securities — 107.3%
(Cost $1,154,270) ($ Thousands)			$1,747,058

A list of the open futures contracts held by the Fund at November 30, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	76	Dec-2020	$5,624	$6,916	$1,292
S&P Mid Cap 400 Index E-MINI	27	Dec-2020	4,896	5,855	959

			$10,520	$12,771	$2,251

Percentages are based on a Net Assets of $1,628,378 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
#	Expiration date not available.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (see Note 12). The total market value of securities on loan at November 30, 2020, was $126,421 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2020, such securities amounted to $901 ($ Thousands), or 0.1% of Net Assets of the Fund (see Note 2).
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2020 was $129,129 ($ Thousands).

Cl — Class

PLC — Public Limited Company

L.P.— Limited Partnership

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Concluded)

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,617,561	–	–	1,617,561
Rights	3	–	2	5
Warrants	–	–	–	–
Affiliated Partnership	–	129,129	–	129,129
Cash Equivalent	363	–	–	363

Total Investments in Securities	1,617,927	129,129	2	1,747,058

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,251	–	–	2,251

Total Other Financial Instruments	2,251	–	–	2,251

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Investments Co	$ 1,828	$ 140	$ (328)	$ (20)	$ (21)	$ 1,599	30,319	$ 12	$ —
SEI Liquidity Fund, L.P.	155,062	294,693	(320,576)	(4)	(46)	129,129	129,101,211	495	—
SEI Daily Income Trust, Government Fund, Cl F	—	123,257	(122,894)	—	—	363	363,054	1	—

Totals	$ 156,890	$ 418,090	$ (443,798)	$ (24)	$ (67)	$ 131,091		$ 508	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.9%

Communication Services — 2.4%
Other Securities (A)	2.4%		$6,622

Consumer Discretionary — 12.6%
Ethan Allen Interiors Inc	0.3	47,440	867
Green Brick Partners Inc*	0.3	36,741	800
Group 1 Automotive Inc (A)	0.3	7,618	905
Haverty Furniture Cos Inc (A)	0.4	38,906	1,059
Hibbett Sports Inc*	0.3	19,315	795
TopBuild Corp *	0.7	10,825	1,886
Williams-Sonoma Inc	0.3	7,404	811
Wingstop Inc	0.5	10,450	1,330
Other Securities (A)(B)	9.5		26,682

			35,135

Consumer Staples — 5.7%
Freshpet Inc*	0.9	18,137	2,483
WD-40 Co	0.3	3,461	880
Other Securities (A)	4.5		12,605

			15,968

Energy — 1.3%
Other Securities (A)	1.3		3,747

Financials — 17.2%
CNO Financial Group Inc	0.4	57,500	1,224
CryoPort Inc *(A)	0.3	16,595	807
First Horizon Corp	0.4	79,500	972
Hamilton Lane Inc, Cl A	0.5	20,575	1,438
Hanover Insurance Group Inc/ The	0.3	7,500	843
Kinsale Capital Group Inc	0.6	7,356	1,767
Synovus Financial Corp	0.4	33,400	1,054
Walker & Dunlop Inc	0.3	10,400	832
Other Securities ‡(A)	14.0		39,037

			47,974

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 15.8%
Addus HomeCare Corp *	0.4%	11,100	$1,102
Ensign Group Inc/The	0.7	28,501	2,048
Halozyme Therapeutics Inc*	0.4	27,893	1,091
Natera Inc*	0.9	27,523	2,429
Progyny Inc *(A)	0.4	29,759	1,056
Repligen Corp *	0.9	12,881	2,443
United Therapeutics Corp *	0.3	6,800	902
Other Securities (A)	11.8		33,166

			44,237

Industrials — 17.4%
Air Transport Services Group Inc*	0.7	59,341	1,824
Altra Industrial Motion Corp	0.6	29,691	1,685
Builders FirstSource Inc*	0.3	24,965	934
CRA International Inc	0.3	18,352	841
Exponent Inc	0.8	27,495	2,282
Federal Signal Corp	0.3	27,320	848
Generac Holdings Inc*	0.8	10,143	2,187
MSA Safety Inc (A)	0.4	7,465	1,116
Trex Co Inc*	0.8	30,243	2,263
Triton International Ltd/Bermuda	0.4	22,602	1,023
Vertiv Holdings Co, Cl A	0.5	76,660	1,434
Other Securities (A)	11.5		32,020

			48,457

Information Technology — 16.2%
Avalara Inc*	0.8	13,140	2,257
Brightcove Inc*	0.3	49,032	819
Littelfuse Inc	0.5	6,096	1,466
LivePerson Inc *(A)	0.4	19,035	1,112
Monolithic Power Systems Inc	0.9	7,587	2,428
Nova Measuring Instruments
Ltd*(A)	0.3	14,705	949
Novanta Inc*	0.4	9,389	1,126
Silicon Laboratories Inc*	0.4	10,580	1,240
WNS Holdings Ltd ADR *	0.4	16,860	1,187
Other Securities (A)	11.8		32,555

			45,139

Materials — 3.6%
Greif Inc, Cl A	0.4	21,600	1,050
Other Securities	3.2		9,049

			10,099

Real Estate — 4.2%
Rexford Industrial Realty Inc ‡	0.4	23,258	1,114
Other Securities ‡(A)	3.8		10,558

			11,672

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.5%
National Fuel Gas Co	0.4%	24,500	$1,009
Other Securities	2.1		6,071

			7,080

Total Common Stock (Cost $235,408) ($ Thousands)			276,130

RIGHTS — 0.0%
Other Securities* (B)	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 4.8%
SEI Liquidity Fund, L.P. 0.070% **† (C)	4.8	13,427,347	13,430

Total Affiliated Partnership (Cost $13,427) ($ Thousands)			13,430

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	1.3	3,732,394	3,732

Total Cash Equivalent (Cost $3,732) ($ Thousands)			3,732

Total Investments in Securities — 105.0% (Cost $252,567) ($ Thousands)			$293,292

Percentages are based on Net Assets of $279,366 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (See Note 6).
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (See Note 12). The total market value of securities on loan at November 30, 2020 was $12,914 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan (See Note 12). The total market value of such securities as of November 30, 2020 was $13,430 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	276,130	–	–	276,130
Rights	–	–	–^	–^
Affiliated Partnership	–	13,430	–	13,430
Cash Equivalent	3,732	–	–	3,732

Total Investments in Securities	279,862	13,430	–^	293,292

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$19,356	$ 34,288	$(40,209)	$ —	$(5)	$ 13,430	13,427,347	$ 62	$—
SEI Daily Income Trust, Government Fund, Cl F	2,845	35,903	(35,016)	—	—	3,732	3,732,394	—	—

Totals	$22,201	$ 70,191	$(75,225)	$ —	$(5)	$ 17,162		$ 62	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap II Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Communication Services — 3.2%

Cinemark Holdings Inc (A)	0.4%	100,978	$1,560
Lions Gate Entertainment Corp, Cl A *	0.5	197,222	1,921
Other Securities (A)	2.3		9,119

			12,600

Consumer Discretionary — 12.9%
American Eagle Outfitters Inc (A)	0.8	176,250	3,171
Modine Manufacturing Co *	0.9	336,570	3,675
Norwegian Cruise Line Holdings Ltd*(A)	0.3	56,632	1,295
Urban Outfitters Inc*	0.4	51,751	1,417
Other Securities (A)	10.5		41,473

			51,031

Consumer Staples — 5.4%
TreeHouse Foods Inc*	0.4	39,748	1,635
Other Securities (A)	5.0		19,699

			21,334

Energy — 3.4%
Cimarex Energy Co	0.5	58,159	2,091
Delek US Holdings Inc	0.5	148,955	1,980
Murphy USA Inc	0.5	14,963	1,918
Other Securities (A)	1.9		7,330

			13,319

Financials — 17.6%
Argo Group International
Holdings Ltd	0.6	56,631	2,219
Bank of NT Butterfield & Son Ltd/The	0.4	46,218	1,463
BankUnited Inc	1.1	147,707	4,211
CNO Financial Group Inc	0.9	163,400	3,477
First Commonwealth Financial Corp	0.4	149,129	1,442

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Horizon Corp	1.4%	450,950	$5,511
FNB Corp/PA	1.1	470,832	4,157
Hanover Insurance Group Inc/The	0.4	12,987	1,459
Hercules Capital	0.3	96,786	1,291
Lincoln National Corp	0.7	57,340	2,707
MGIC Investment Corp	0.4	140,245	1,677
Pinnacle Financial Partners Inc	0.4	30,432	1,648
Sterling Bancorp/DE	0.4	101,446	1,621
TCF Financial Corp	0.9	102,028	3,428
Umpqua Holdings Corp	0.9	243,590	3,383
Western Alliance Bancorp	0.4	27,409	1,405
Other Securities ‡(A)	6.9		28,720

			69,819

Health Care — 15.5%
AMN Healthcare Services Inc*	0.5	33,071	2,155
Ensign Group Inc/The	0.5	28,077	2,018
Integra LifeSciences Holdings Corp*	0.6	43,232	2,366
Veracyte Inc*	0.3	24,458	1,333
Other Securities (A)	13.6		53,910

			61,782

Industrials — 16.4%
ABM Industries Inc	0.3	33,879	1,304
ACCO Brands Corp	0.5	276,834	2,121
Altra Industrial Motion Corp	0.5	32,377	1,838
BWX Technologies Inc	0.5	33,761	1,920
Clean Harbors Inc*	0.5	27,012	1,955
ITT Inc	0.4	20,639	1,499
JetBlue Airways Corp *	0.6	164,485	2,482
Masonite International Corp *	0.4	13,656	1,366
Regal Beloit Corp	0.4	13,378	1,593
Tetra Tech Inc	0.5	14,708	1,754
WESCO International Inc *	0.8	48,725	3,178
Other Securities (A)	11.0		43,694

			64,704

Information Technology — 13.6%
J2 Global Inc	0.6	28,698	2,572
ManTech International Corp/ VA, Cl A	0.4	19,157	1,475
NCR Corp *	0.6	86,575	2,395
Power Integrations Inc	0.4	23,329	1,665
Rogers Corp *	0.4	9,537	1,401
Super Micro Computer Inc*	0.7	92,479	2,609
Other Securities (A)(B)(C)	10.5		41,831

			53,948

Materials — 5.2%
Commercial Metals Co	0.7	142,450	2,836
Livent Corp *(A)	0.4	107,365	1,629
Other Securities (A)	4.1		15,957

			20,422

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Real Estate — 2.5%
Other Securities ‡(A)	2.5%		$10,049

Utilities — 2.4%
Portland General Electric Co	0.7	62,105	2,570
Other Securities	1.7		6,858

			9,428

Total Common Stock (Cost $314,181) ($ Thousands)			388,436

RIGHTS* — 0.0%
Other Securities#(B)(C)	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 7.2%
SEI Liquidity Fund, L.P. 0.070% **†(D)	7.2	28,500,233	28,508

Total Affiliated Partnership (Cost $28,501) ($ Thousands)			28,508

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	2.1	8,156,082	8,156

Total Cash Equivalent
(Cost $8,156) ($ Thousands)			8,156

Total Investments in Securities — 107.4%
(Cost $350,838)($ Thousands)			$425,100

Percentages	are based on a Net Assets of $395,922 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
#	Expiration date not available.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (see Note 12). The total market value of securities on loan at November 30, 2020, was $27,057 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.
(C)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2020 was $2 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2020 was $28,508 ($ Thousands).

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	388,434	–	2	388,436
Rights	–	–	–^	–
Affiliated Partnership	–	28,508	–	28,508
Cash Equivalent	8,156	–	–	8,156

Total Investments in Securities	396,590	28,508	2	425,100

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$40,682	$ 86,261	$(98,423)	$—	$(12)	$ 28,508	28,500,233	$ 129	$—
SEI Daily Income Trust, Government Fund, Cl F	8,951	76,071	(76,866)	—	—	8,156	8,156,082	1	—

Totals	$49,633	$162,332	$(175,289)	$—	$(12)	$ 36,664		$ 130	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small/Mid Cap Equity Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Communication Services — 2.7%
Nexstar Media Group Inc, Cl A	0.9%	94,631	$9,960
Other Securities (A)	1.8		19,533

			29,493

Consumer Discretionary — 11.2%
Lithia Motors Inc, Cl A	0.5	19,052	5,512
TopBuild Corp *	0.5	31,965	5,569
Wingstop Inc	0.5	43,304	5,513
Other Securities (A)	9.7		105,216

			121,810

Consumer Staples — 3.9%
Freshpet Inc*	0.7	51,861	7,099
Hostess Brands Inc, Cl A *(A)	0.4	353,072	4,784
Other Securities (A)	2.8		30,590

			42,473

Energy — 1.3%
Other Securities (A)(B)	1.3		13,882

Financials — 14.6%
Bank OZK	0.4	170,992	4,781
Hamilton Lane Inc, Cl A	0.4	67,300	4,703
PacWest Bancorp	0.6	276,999	6,443
PROG Holdings Inc	0.4	75,008	4,720
Starwood Property Trust Inc ‡	0.5	291,542	5,230
Other Securities ‡(A)	12.3		133,214

			159,091

Health Care — 14.0%
Change Healthcare Inc*	0.5	302,250	5,178
Ensign Group Inc/The	1.2	181,333	13,032
Natera Inc*	0.7	87,815	7,751
Pennant Group Inc/The *	0.1	22,100	1,120
Repligen Corp *	0.7	41,772	7,923
STERIS PLC	0.8	43,677	8,465

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Syneos Health Inc, Cl A *	0.7%	110,519	$7,277
Other Securities (A)	9.3		101,418

			152,164

Industrials — 18.3%
ABM Industries Inc	0.6	157,499	6,064
Air Transport Services Group Inc*	0.6	203,328	6,250
Altra Industrial Motion Corp	0.5	99,205	5,631
BWX Technologies Inc	0.7	141,161	8,029
Colfax Corp *	0.5	152,533	5,503
Exponent Inc	0.8	107,946	8,961
Generac Holdings Inc *	0.8	42,525	9,168
Huntington Ingalls Industries Inc	0.4	29,142	4,668
KAR Auction Services Inc	0.4	266,765	4,815
MSC Industrial Direct Co Inc, Cl A	0.4	53,454	4,454
Ritchie Bros Auctioneers Inc	0.4	62,603	4,496
Snap-on Inc	0.5	33,722	5,930
Trex Co Inc*	0.7	98,930	7,402
TriNet Group Inc*	0.4	61,035	4,578
Vertiv Holdings Co, Cl A	0.4	250,775	4,692
Other Securities (A)	10.2		108,730

			199,371

Information Technology — 17.2%
ACI Worldwide Inc*	0.6	190,691	6,213
Avalara Inc*	0.7	42,985	7,383
Euronet Worldwide Inc*	0.4	35,044	4,711
J2 Global Inc*	1.3	158,479	14,201
Littelfuse Inc	0.8	35,292	8,489
Monolithic Power Systems Inc	0.6	20,891	6,684
ON Semiconductor Corp *	0.4	173,597	4,991
Silicon Motion Technology Corp ADR	0.4	120,143	4,767
Verint Systems Inc*	0.4	86,825	4,946
Other Securities (A)	11.6		125,236

			187,621

Materials — 5.1%
Axalta Coating Systems Ltd *	0.4	157,269	4,499
FMC Corp	0.8	75,726	8,785
Quaker Chemical Corp	0.4	18,103	4,471
Silgan Holdings Inc	0.8	243,983	8,247
Other Securities	2.7		29,038

			55,040

Real Estate — 6.5%
Gaming and Leisure Properties Inc‡	0.6	161,747	6,719
Medical Properties Trust Inc ‡	0.6	363,229	7,047
Rexford Industrial Realty Inc ‡	0.4	93,381	4,475
Other Securities ‡(A)	4.9		52,610

			70,851

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 1.8%
Other Securities (A)	1.8%		$20,294

Total Common Stock (Cost $856,292) ($ Thousands)			1,052,090

AFFILIATED PARTNERSHIP — 6.9%
SEI Liquidity Fund, L.P. 0.070% **†(C)	6.9	75,095,493	75,105

Total Affiliated Partnership (Cost $75,095) ($ Thousands)			75,105

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	2.6	28,238,588	28,239

Total Cash Equivalent (Cost $28,239) ($ Thousands)			28,239

Total Investments in Securities — 106.1% (Cost $959,626)($ Thousands)			$1,155,434

Percentages	are based on Net Assets of $1,088,667 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (See Note 6).
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (See Note 12). The total market value of securities on loan at November 30, 2020, was $72,156 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2020, such securities amounted to $2,223 ($ Thousands), or 0.2% of Net Assets (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (See Note 12). The total market value of such securities as of November 30, 2020 was $75,105 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. —Limited Partnership

Ltd. —Limited

PLC — Public Limited Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,052,090	–	–	1,052,090
Affiliated Partnership	–	75,105	–	75,105
Cash Equivalent	28,239	–	–	28,239

Total Investments in Securities	1,080,329	75,105	–	1,155,434

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small/Mid Cap Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$140,805	$176,844	$ (242,509)	$ 8	$(43)	$75,105	75,095,493	$ 269	$—
SEI Daily Income Trust, Government Fund, Cl F	49,188	168,814	(189,763)	—	—	28,239	28,238,588	3	—

Totals	$189,993	$345,658	$ (432,272)	$ 8	$(43)	$ 103,344		$ 272	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Equity Factor Allocation Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.6%

Communication Services — 7.4%
Alphabet Inc, Cl A *	1.3%	7,902	$13,863
Alphabet Inc, Cl C *	1.3	7,851	13,824
AT&T Inc	0.6	212,926	6,122
Discovery Inc, Cl A *	0.0	6,900	186
Discovery Inc, Cl C *	0.6	261,037	6,270
Facebook Inc, Cl A *	1.2	44,292	12,267
Omnicom Group Inc	0.5	90,683	5,713
Verizon Communications Inc	0.6	101,880	6,155
Other Securities	1.3		14,030

			78,430

Consumer Discretionary — 13.9%
Amazon.com Inc *	1.9	6,296	19,946
Best Buy Co Inc	0.9	87,488	9,519
eBay Inc	1.3	272,139	13,724
Lennar Corp, Cl A	0.5	69,097	5,242
Lennar Corp, Cl B	0.1	12,480	758
Target Corp	1.5	90,077	16,172
Other Securities	7.7		81,934

			147,295

Consumer Staples — 10.9%
Clorox Co/The	0.6	29,316	5,950
Colgate-Palmolive Co	0.6	75,155	6,436
Kroger Co/The	1.1	355,262	11,724
PepsiCo Inc	0.5	36,600	5,279
Procter & Gamble Co/The	1.8	135,054	18,755
Walmart Inc	1.6	110,376	16,864
Other Securities	4.7		51,357

			116,365

Energy — 0.5%
Other Securities	0.5		5,205

Financials — 9.1%
Bank of New York Mellon Corp/ The	1.1	302,332	11,827
Citigroup Inc	0.9	169,996	9,362
Synchrony Financial	0.6	215,034	6,552

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
T Rowe Price Group Inc	1.5%	108,328	$15,535
Other Securities	5.0		53,115

			96,391

Health Care — 14.3%
AmerisourceBergen Corp, Cl A	0.6	62,096	6,403
Amgen Inc	1.0	47,110	10,460
Bristol-Myers Squibb Co	0.5	84,508	5,273
Cardinal Health Inc	0.5	102,730	5,608
DaVita Inc *	0.9	84,652	9,299
Humana Inc	0.6	14,672	5,876
Johnson & Johnson	0.7	51,146	7,400
McKesson Corp	1.0	59,336	10,675
Medtronic PLC	0.5	47,440	5,394
Merck & Co Inc	1.3	172,154	13,839
Pfizer Inc	0.7	178,928	6,855
UnitedHealth Group Inc	0.9	28,824	9,695
Other Securities	5.1		55,251

			152,028

Industrials — 9.5%
Expeditors International of Washington Inc	0.7	78,664	7,030
Honeywell International Inc	0.8	41,808	8,525
PACCAR Inc	1.0	121,193	10,551
Robert Half International Inc	0.6	101,424	6,509
Other Securities	6.4		67,994

			100,609

Information Technology — 28.4%
Accenture PLC, Cl A	1.1	47,368	11,799
Apple Inc	4.4	390,948	46,542
Arrow Electronics Inc *	0.6	69,520	6,371
Cisco Systems Inc	1.1	260,716	11,216
Cognizant Technology Solutions Corp, Cl A	1.1	150,143	11,731
HP Inc	0.9	434,530	9,529
Intel Corp	1.2	264,586	12,793
Intuit Inc	1.4	40,967	14,421
Microsoft Corp	4.7	235,113	50,331
Nuance Communications Inc *	0.7	161,580	6,969
Oracle Corp	1.3	234,695	13,547
Other Securities	9.9		107,092

			302,341

Materials — 2.7%
PPG Industries Inc	0.6	46,855	6,877
Other Securities	2.1		22,827

			29,704

Real Estate — 1.0%
Other Securities ‡	1.0		10,587

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Equity Factor Allocation Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 0.9%
Exelon Corp	0.6%	159,948	$6,569
Other Securities	0.3		3,509

			10,078

Total Common Stock (Cost $839,135) ($ Thousands)			1,049,033

WARRANT — 0.0%
Other Securities*	0.0		–

Total Warrant (Cost $–) ($ Thousands)			–

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	0.8	8,324,263	8,324

Total Cash Equivalent (Cost $8,324) ($ Thousands)			8,324

Total Investments in Securities — 99.4% (Cost $847,459)($ Thousands)			$1,057,357

A list of the open future contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	48	Dec-2020	$ 8,206	$ 8,696	$ 490

Percentages are based on a Net Assets of $1,063,512 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,049,033	–	–	1,049,033
Warrant	–	–	–	–
Cash Equivalent	8,324	–	–	8,324

Total Investments in Securities	1,057,357	–	–	1,057,357

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	490	–	–	490

Total Other Financial Instruments	490	–	–	490

* Future contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

28	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 15,622	$ 45,929	$ (53,227)	$ —	$ —	$ 8,324	8,324,263	$ 1	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	29

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Managed Volatility Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Communication Services — 9.5%
AT&T Inc	1.6%	727,100	$20,904
Comcast Corp, Cl A	1.5	389,200	19,553
Omnicom Group Inc	0.5	116,900	7,365
Verizon Communications Inc	2.4	520,653	31,453
Other Securities (A)	3.5		46,517

			125,792

Consumer Discretionary — 9.8%
AutoZone Inc *	1.1	13,000	14,790
eBay Inc	1.4	364,700	18,392
Target Corp	2.7	198,600	35,654
Other Securities (A)	4.6		61,288

			130,124

Consumer Staples — 17.2%
Altria Group Inc	0.7	226,400	9,018
General Mills Inc	1.4	306,217	18,624
J M Smucker Co/The	1.5	173,270	20,307
Kellogg Co	0.8	163,728	10,464
Kimberly-Clark Corp	0.8	72,600	10,114
Kroger Co/The	1.5	620,574	20,479
Tyson Foods Inc, Cl A	1.1	223,400	14,566
Walmart Inc	1.6	139,744	21,351
Other Securities (A)	7.8		103,717

			228,640

Energy — 0.7%
Other Securities (A)	0.7		9,454

Financials — 11.9%
Aflac Inc	0.9	258,600	11,360
Allstate Corp/The	1.4	177,400	18,157
American Financial Group Inc/OH	0.9	133,500	11,936
Annaly Capital Management Inc‡	0.6	902,000	7,216
Berkshire Hathaway Inc, Cl B *	2.0	116,400	26,645
National Bank of Canada	0.5	122,700	6,812

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Bancorp	0.5%	158,300	$6,840
Other Securities ‡(A)	5.1		68,546

			157,512

Health Care — 14.7%
AbbVie Inc	0.6	71,100	7,435
Amgen Inc	0.8	50,100	11,124
Bristol-Myers Squibb Co	1.8	374,270	23,354
CVS Health Corp	1.0	197,400	13,382
Gilead Sciences Inc	0.8	167,200	10,144
Johnson & Johnson	2.3	209,423	30,299
Merck & Co Inc	2.3	380,442	30,584
Pfizer Inc	1.4	481,800	18,458
Other Securities (A)	3.7		50,212

			194,992

Industrials — 8.6%
3M Co	0.8	64,300	11,107
Allison Transmission Holdings Inc, Cl A	0.6	179,500	7,368
Cummins Inc	0.6	33,700	7,791
Republic Services Inc, Cl A	0.7	91,300	8,831
Waste Management Inc	0.7	72,800	8,673
Other Securities (A)	5.2		70,926

			114,696

Information Technology — 14.7%
Amdocs Ltd	2.0	393,545	25,899
Cisco Systems Inc	1.2	371,300	15,973
F5 Networks Inc *	1.1	89,233	14,528
Intel Corp	1.6	458,300	22,159
International Business Machines Corp	1.2	127,800	15,786
Juniper Networks Inc	0.8	495,700	10,791
Oracle Corp	2.2	508,500	29,351
Western Union Co/The	1.1	627,600	14,159
Other Securities (A)	3.5		47,130

			195,776

Materials — 3.8%
Berry Global Group Inc *	0.6	149,797	7,939
Sonoco Products Co	0.6	127,100	7,379
Other Securities	2.6		35,180

			50,498

Real Estate — 1.7%
Other Securities ‡(A)	1.7		21,873

Utilities — 5.5%
Entergy Corp	1.2	150,600	16,393
Evergy Inc	1.1	258,200	14,307
Exelon Corp	1.5	476,400	19,566
Other Securities (A)	1.7		23,142

			73,408

Total Common Stock (Cost $1,075,279) ($ Thousands)			1,302,765

30	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 2.8%

SEI Liquidity Fund, L.P. 0.070% **†(B)	2.8%	37,731,208	$37,738

Total Affiliated Partnership (Cost $37,737) ($ Thousands)			37,738

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.7%

SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	1.7%	22,615,933	$22,616

Total Cash Equivalent (Cost $22,616) ($ Thousands)			22,616

Total Investments in Securities – 102.6% (Cost $1,135,632)($ Thousands)			$1,363,119

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

S&P 500 Index E-MINI	75	Dec-2020	$13,177	$13,587	$410

Percentages are based on Net Assets of $1,328,438 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (See Note 6).
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (See Note 12). The total market value of securities on loan at November 30, 2020, was $36,640 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (See Note 12). The total market value of such securities as of November 30, 2020 was $37,738 ($ Thousands).

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,302,765	–	–	1,302,765

Affiliated Partnership	–	37,738	–	37,738

Cash Equivalent	22,616	–	–	22,616

Total Investments in Securities	1,325,381	37,738	–	1,363,119

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Futures Contracts* Unrealized Appreciation	410	–	–	410

Total Other Financial Instruments	410	–	–	410

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	31

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Managed Volatility Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 19,825	$ 92,031	$ (74,114)	$ –	$(4)	$ 37,738	37,731,208	$ 55	$ –
SEI Daily Income Trust, Government Fund, Cl F	39,061	126,803	(143,248)	–	–	22,616	22,615,933	2	–

Totals	$ 58,886	$ 218,834	$ (217,362)	$ –	$(4)	$60,354		$ 57	$ –

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Global Managed Volatility Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Australia — 1.3%
Other Securities	1.3%		$37,895

Austria — 0.0%
Other Securities	0.0		553

Belgium — 0.5%
Other Securities	0.5		13,720

Canada — 3.8%
Loblaw Cos Ltd	0.5	289,651	14,350
Other Securities (A)	3.3		95,471

			109,821

Denmark — 0.5%
Other Securities	0.5		16,167

Finland — 0.1%
Other Securities	0.1		3,969

France — 1.8%
Sanofi	0.8	237,112	24,026
Other Securities	1.0		27,369

			51,395

Germany — 1.4%
Deutsche Telekom AG	0.8	1,204,297	21,774
Other Securities	0.6		18,306

			40,080

Hong Kong — 0.9%
Other Securities	0.9		27,504

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Israel — 0.7%
Other Securities	0.7%		$19,301

Italy — 0.8%
Enel SpA	0.5	1,513,300	15,151
Other Securities	0.3		7,826

			22,977

Japan — 9.3%
Japan Tobacco Inc	0.6	919,200	18,688
KDDI Corp	0.8	828,700	23,703
Nintendo Co Ltd	0.6	29,000	16,481
Nippon Telegraph & Telephone Corp	1.0	1,206,700	28,526
Okinawa Cellular Telephone Co	0.0	3,311	138
Oracle Corp Japan	0.2	44,654	4,955
SoftBank Corp	0.8	1,958,300	24,123
Other Securities	5.3		154,810

			271,424

Netherlands — 1.5%
Koninklijke Ahold Delhaize NV	1.1	1,093,213	31,372
Other Securities	0.4		12,463

			43,835

New Zealand — 0.4%
Other Securities ‡	0.4		10,389

Norway — 0.7%
Other Securities	0.7		20,758

Portugal — 0.0%
Other Securities	0.0		938

Singapore — 0.9%
Other Securities	0.9		26,967

Spain — 1.0%
Iberdrola SA	0.5	1,127,050	15,430
Other Securities	0.5		15,195

			30,625

Sweden — 0.9%
Other Securities	0.9		26,866

Switzerland — 4.4%
Novartis AG	0.9	287,233	26,103
Roche Holding AG	1.4	121,074	39,995
Other Securities	2.1		61,708

			127,806

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	33

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Global Managed Volatility Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United Kingdom — 3.8%
GlaxoSmithKline PLC	0.9%	1,455,383	$26,619
Other Securities ‡	2.9		84,860

			111,479

United States — 62.0%
Allstate Corp/The	0.8	218,900	22,404
Amdocs Ltd	1.0	449,470	29,580
Amgen Inc	0.8	110,740	24,589
AT&T Inc	1.3	1,291,361	37,127
Berkshire Hathaway Inc, Cl B *	0.8	99,400	22,754
Bristol-Myers Squibb Co	0.8	374,111	23,345
Church & Dwight Co Inc	0.6	182,208	15,992
Cisco Systems Inc	0.9	613,332	26,385
Clorox Co/The	0.6	85,054	17,263
Colgate-Palmolive Co	0.6	189,074	16,192
Comcast Corp, Cl A	1.0	595,741	29,930
Costco Wholesale Corp	0.8	56,376	22,086
Dollar General Corp	0.6	79,177	17,306
eBay Inc	0.7	423,300	21,347
Exelon Corp	0.7	504,000	20,699
F5 Networks Inc *	0.6	101,961	16,600
General Mills Inc	0.9	446,568	27,160
Gilead Sciences Inc	0.6	279,665	16,967
Intel Corp	0.8	463,300	22,401
International Business Machines Corp	0.7	165,800	20,480
J M Smucker Co/The	0.6	154,913	18,156
Johnson & Johnson	1.5	307,401	44,475
Kellogg Co	0.5	231,352	14,786
Kimberly-Clark Corp	0.6	116,573	16,240
Kroger Co/The	1.1	984,727	32,496
Lockheed Martin Corp	0.6	49,010	17,889
Merck & Co Inc	1.3	485,703	39,046
Newmont Corp	0.9	439,203	25,834
Northrop Grumman Corp	0.7	63,734	19,264
Oracle Corp	1.5	756,020	43,637
Pfizer Inc	1.1	838,519	32,124
Public Service Enterprise Group Inc	0.5	262,900	15,322
Target Corp	2.0	318,782	57,231
Universal Health Services Inc, Cl B	0.6	135,970	17,755
Verizon Communications Inc	1.8	878,128	53,048
Walmart Inc	1.1	207,367	31,684
Other Securities ‡(B)	30.0		884,417

			1,814,011

Total Common Stock (Cost $2,622,211) ($ Thousands)			2,828,480

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.3%

Germany — 0.3%
Other Securities (C)	0.3%		$9,376

Total Preferred Stock (Cost $8,443) ($ Thousands)			9,376

RIGHT — 0.0%

Switzerland — 0.0%
Other Securities*	0.0		–

Total Right (Cost $–) ($ Thousands)			–

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P. 0.070% **†(D)	0.4	10,248,915	10,253

Total Affiliated Partnership (Cost $10,253) ($ Thousands)			10,253

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	1.7	50,179,553	50,180

Total Cash Equivalent (Cost $50,180) ($ Thousands)			50,180

Total Investments in Securities – 99.1% (Cost $2,691,087) ($ Thousands)			$2,898,289

34	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	102	Dec-2020	$3,881	$4,277	$325
FTSE 100 Index	22	Dec-2020	1,735	1,848	84
Hang Seng Index	3	Jan-2021	515	511	(4)
S&P 500 Index E-MINI	137	Dec-2020	23,666	24,819	1,153
SPI 200 Index	9	Dec-2020	1,073	1,083	1
TOPIX Index	18	Dec-2020	2,907	3,030	110

			$33,777	$35,568	$1,669

A list of the open forward foreign currency contracts held by the Fund at November 30, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Brown Brothers Harriman	12/14/20	USD	131	NZD	189	$2

Brown Brothers Harriman	12/14/20	USD	69	NZD	99	–

Brown Brothers Harriman	12/14/20	USD	228	DKK	1,426	2

Brown Brothers Harriman	12/14/20	USD	214	SGD	288	1

Brown Brothers Harriman	12/14/20	USD	95	SGD	127	–

Brown Brothers Harriman	12/14/20	USD	218	SEK	1,876	1

Brown Brothers Harriman	12/14/20	USD	98	SEK	836	(1)

Brown Brothers Harriman	12/14/20	USD	213	HKD	1,650	–

Brown Brothers Harriman	12/14/20	USD	163	HKD	1,266	–

Brown Brothers Harriman	12/14/20	USD	313	NOK	2,814	4

Brown Brothers Harriman	12/14/20	USD	97	NOK	852	–

Brown Brothers Harriman	12/14/20	USD	609	AUD	834	6

Brown Brothers Harriman	12/14/20	USD	401	AUD	541	(2)

Brown Brothers Harriman	12/14/20	USD	1,401	CAD	1,829	11

Brown Brothers Harriman	12/14/20	USD	1,464	GBP	1,103	9

Brown Brothers Harriman	12/14/20	USD	1,072	CHF	977	8

Brown Brothers Harriman	12/14/20	USD	634	CHF	573	(1)

Brown Brothers Harriman	12/14/20	USD	2,716	EUR	2,286	20

Brown Brothers Harriman	12/14/20	USD	1,472	JPY	153,972	5

Brown Brothers Harriman	12/14/20	USD	3,228	JPY	335,172	(13)

Brown Brothers Harriman	12/14/20	NZD	9,045	USD	6,215	(142)

Brown Brothers Harriman	12/14/20	SGD	17,498	USD	12,964	(99)

Brown Brothers Harriman	12/14/20	GBP	438	USD	586	1

Brown Brothers Harriman	12/14/20	GBP	40,450	USD	53,400	(613)

Brown Brothers Harriman	12/14/20	AUD	47,218	USD	34,299	(496)

Brown Brothers Harriman	12/14/20	DKK	59,013	USD	9,324	(165)

Brown Brothers Harriman	12/14/20	CHF	61,061	USD	66,542	(957)

Brown Brothers Harriman	12/14/20	CAD	78,776	USD	60,262	(540)

Brown Brothers Harriman	12/14/20	EUR	94,782	USD	111,520	(1,912)

Brown Brothers Harriman	12/14/20	NOK	100,852	USD	11,103	(288)

Brown Brothers Harriman	12/14/20	HKD	1,603	USD	207	–

Brown Brothers Harriman	12/14/20	HKD	118,481	USD	15,282	(2)

Brown Brothers Harriman	12/14/20	SEK	265	USD	31	–

Brown Brothers Harriman	12/14/20	SEK	128,558	USD	14,852	(192)

Brown Brothers Harriman	12/14/20	JPY	76,420	USD	734	1

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	35

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/14/20	JPY	15,214,554	USD	144,084	$(1,890)

						$(7,242)

Percentages are based on a Net Assets of $2,925,166 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (see Note 12). The total market value of securities on loan at November 30, 2020, was $9,761 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2020, such securities amounted to $31 ($ Thousands), or 0.00% of Net Assets of the Fund (see Note 2).

(C)	There is currently no rate available.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2020 was $10,253 ($ Thousands).

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,828,304	176	–	2,828,480
Preferred Stock	9,376	–	–	9,376
Right	–	–	–	–
Affiliated Partnership	–	10,253	–	10,253
Cash Equivalent	50,180	–	–	50,180

Total Investments in Securities	2,887,860	10,429	–	2,898,289

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,673	–	–	1,673
Unrealized Depreciation	(4)	–	–	(4)
Forwards Contracts*
Unrealized Appreciation	–	71	–	71
Unrealized Depreciation	–	(7,313)	–	(7,313)

Total Other Financial Instruments	1,669	(7,242)	–	(5,573)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$61,071	$(50,818)	$ —	$ —	$10,253	10,248,915	$ —	$ —
SEI Daily Income Trust, Government Fund, ClF	36,578	168,442	(154,840)	—	—	50,180	50,179,553	3	—

Totals	$36,578	$229,513	$ (205,658)	$ —	$ —	$60,433		$ 3	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Equity Ex-US Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Australia — 4.8%
BlueScope Steel Ltd	0.5%	4,013,344	$50,569
Qantas Airways Ltd	0.6	13,878,374	55,017
Rio Tinto Ltd	0.2	297,980	22,264
Other Securities	3.5		337,197

			465,047

Austria — 0.0%
Other Securities	0.0		2,482

Belgium — 0.6%
Other Securities	0.6		54,068

Brazil — 0.7%
Other Securities	0.7		71,751

Canada — 2.3%
Other Securities	2.3		220,023

China — 2.0%
Alibaba Group Holding Ltd ADR *	0.2	54,209	14,277
Other Securities	1.8		180,138

			194,415

Denmark — 3.7%
Danske Bank A/S	0.5	3,044,600	50,323
Orsted A/S	0.5	271,576	49,056
Vestas Wind Systems A/S	0.7	330,006	67,645
Other Securities	2.0		190,473

			357,497

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Finland — 0.9%
Other Securities (A)	0.9%		$85,354

France — 5.5%
Cie de Saint-Gobain	0.6	1,217,514	57,993
L’Oreal SA	0.5	138,822	50,947
Sanofi	0.9	868,773	88,033
Other Securities	3.5		339,701

			536,674

Germany — 5.6%
Deutsche Boerse AG	0.7	412,164	68,901
Rheinmetall AG	0.7	720,131	64,228
SAP SE	0.7	577,469	70,445
Other Securities	3.5		339,476

			543,050

Greece — 0.0%
Other Securities	0.0		4,465

Hong Kong — 7.3%
Alibaba Group Holding Ltd *	0.9	2,494,080	84,096
Alibaba Health Information Technology Ltd *	0.0	1,650,000	4,853
Hong Kong Exchanges & Clearing Ltd	0.7	1,295,432	64,400
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	0.6	33,263,300	56,293
Other Securities	5.1		498,758

			708,400

India — 1.7%
Tech Mahindra Ltd	0.6	4,730,873	55,956
Other Securities	1.1		104,971

			160,927

Ireland — 1.8%
ICON PLC *	0.8	412,160	80,322
Other Securities	1.0		90,227

			170,549

Israel — 0.7%
Other Securities (A)	0.7		65,452

Italy — 1.4%
Other Securities	1.4		138,847

Japan — 14.6%
Hitachi Ltd	0.7	1,749,000	66,522
Kobayashi Pharmaceutical Co Ltd	0.5	414,374	49,872
Mitsubishi UFJ Financial Group Inc	0.6	14,265,000	61,356
Nintendo Co Ltd	0.7	118,300	67,230

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	37

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Equity Ex-US Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Japan (continued)
Nippon Telegraph & Telephone Corp	0.5%	2,113,200	$49,955
PeptiDream Inc *	0.5	1,001,200	51,080
Recruit Holdings Co Ltd	0.6	1,316,200	55,538
SBI Holdings Inc/Japan	0.5	1,857,915	50,423
Sony Corp	0.6	585,400	54,478
Other Securities	9.4		906,970

			1,413,424

Malaysia — 0.0%
Other Securities	0.0		998

Mexico — 0.0%
Other Securities	0.0		2,675

Netherlands — 5.8%
AerCap Holdings NV *	0.5	1,343,580	49,390
ASML Holding NV	0.8	187,897	81,780
NN Group NV	1.1	2,602,176	105,988
Prosus NV	0.7	591,814	64,308
Other Securities	2.7		260,274

			561,740

New Zealand — 0.1%
Other Securities	0.1		10,561

Norway — 1.3%
DNB ASA *	0.7	3,705,459	67,423
Other Securities	0.6		60,961

			128,384

Poland — 0.1%
Other Securities	0.1		5,857

Portugal — 0.4%
Other Securities	0.4		37,970

Russia — 1.0%
Mobile TeleSystems PJSC ADR	0.5	5,740,066	49,537
Other Securities	0.5		44,027

			93,564

Saudi Arabia — 0.0%
Other Securities	0.0		1,938

Singapore — 0.1%
Other Securities	0.1		10,624

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

South Africa — 0.1%
Other Securities	0.1%		$12,060

South Korea — 6.7%
Hana Financial Group Inc	0.7	2,086,412	63,825
NAVER Corp	0.7	272,034	68,221
Samsung Electronics Co Ltd	2.3	3,663,763	220,842
SK Hynix Inc	0.9	1,036,695	91,345
Other Securities	2.1		203,074

			647,307

Spain — 1.5%
Siemens Gamesa Renewable Energy SA	0.6	1,691,505	60,560
Other Securities	0.9		81,132

			141,692

Sweden — 1.8%
Other Securities	1.8		176,507

Switzerland — 5.0%
Idorsia Ltd *(A)	0.5	1,647,203	49,200
LafargeHolcim Ltd	0.7	1,279,460	67,358
Novartis AG	0.9	946,442	86,009
Roche Holding AG	1.5	433,747	143,281
Other Securities	1.4		136,731

			482,579

Taiwan — 3.1%
Taiwan Semiconductor Manufacturing Co Ltd	1.1	6,427,000	108,347
Other Securities	2.0		194,765

			303,112

Thailand — 0.4%
Other Securities	0.4		39,484

Turkey — 0.3%
Other Securities	0.3		28,629

United Kingdom — 9.4%
Aptiv PLC	0.5	421,574	50,041
Atlassian Corp PLC, Cl A *	0.6	268,158	60,349
ConvaTec Group PLC	0.5	19,040,479	52,568
Rio Tinto PLC	0.3	402,588	25,981
Rio Tinto PLC ADR (A)	0.0	68,668	4,461
Other Securities (A)	7.5		721,181

			914,581

United States — 5.2%
Accenture PLC, Cl A	0.5	209,369	52,152

38	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United States (continued)
Check Point Software Technologies Ltd *	0.6%	462,233	$54,395
IHS Markit Ltd	0.6	608,689	60,540
MercadoLibre Inc *	0.8	50,111	77,839
Nomad Foods Ltd *	0.7	2,677,134	64,653
Other Securities (A)	2.0		193,317

			502,896

Total Common Stock
(Cost $6,979,617) ($ Thousands)			9,295,583

PREFERRED STOCK — 0.2%

Brazil — 0.1%
Other Securities (B)	0.1		6,040

Germany — 0.1%
Other Securities (B)	0.1		14,497

Spain — 0.0%
Other Securities (B)	0.0		2,531

Total Preferred Stock
(Cost $27,002) ($ Thousands)			23,068

WARRANT — 0.0%

Switzerland — 0.0%

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

Spain (continued)
Other Securities*	0.0%		$10

Total Warrant
(Cost $–) ($ Thousands)			10

RIGHTS — 0.0%

Taiwan — 0.0%
Other Securities* (C)	0.0		–

Total Rights
(Cost $–) ($ Thousands)			–

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P. 0.070% **†(D)	1.0	93,112,091	93,131

Total Affiliated Partnership
(Cost $93,114) ($ Thousands)			93,131

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	1.0	94,391,178	94,391

Total Cash Equivalent
(Cost $94,391) ($ Thousands)			94,391

Total Investments in Securities — 98.1%
(Cost $7,194,124) ($ Thousands)			$9,506,183

A list of the open futures contracts held by the Fund at November 30, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	824	Dec-2020	$33,198	$34,548	$952
FTSE 100 Index	155	Dec-2020	12,585	13,021	239
Hang Seng Index	38	Jan-2021	6,525	6,478	(46)
S&P TSX 60 Index	74	Dec-2020	11,146	11,684	525
SPI 200 Index	69	Dec-2020	7,921	8,299	291
TOPIX Index	166	Dec-2020	26,519	27,947	1,127

			$97,894	$101,977	$3,088

A list of the open forward foreign currency contracts held by the Fund at November 30, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	03/15/21	USD	1,396	EUR	1,178	$16
Barclays PLC	01/14/21	KRW	27,624,370	USD	24,945	7
Barclays PLC	03/15/21	GBP	7,972	USD	10,675	24
Citigroup	01/05/21	USD	7,364	BRL	39,296	(70)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	39

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Equity Ex-US Fund (Concluded)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Citigroup	01/14/21	KRW	2,635,226	USD	2,377	$(2)

Citigroup	03/15/21	USD	50,857	CHF	46,034	178

Citigroup	03/15/21	USD	63,493	CNY	420,580	(85)

Citigroup	03/15/21	EUR	125,929	USD	150,129	(900)

Credit Suisse First Boston	03/15/21	USD	39,719	SEK	338,056	(99)

Goldman Sachs	01/22/21	RUB	493,981	USD	6,481	54

Goldman Sachs	03/15/21	USD	90,739	CAD	117,967	349

Goldman Sachs	03/16/21	USD	8,579	MXN	174,153	(32)

HSBC	03/15/21	ILS	82,232	USD	24,773	(145)

JPMorgan Chase Bank	03/15/21	USD	9,924	EUR	8,405	157

JPMorgan Chase Bank	03/15/21	USD	25,077	CNY	166,232	(16)

Morgan Stanley	02/18/21	GBP	26,639	USD	35,158	(429)

Morgan Stanley	02/18/21	USD	35,416	GBP	26,639	170

Morgan Stanley	03/15/21	HKD	152,846	USD	19,721	1

RBS	03/15/21	USD	9,649	EUR	8,149	124

RBS	03/15/21	EUR	61,960	USD	72,281	(2,029)

Standard Bank	01/15/21	USD	6,891	INR	510,750	(16)

						$(2,743)

Percentages are based on a Net Assets of $9,686,845 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security (see Note 6).

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (see Note 12). The total market value of securities on loan at November 30, 2020, was $88,627 ($ Thousands).

(B)	There is currently no rate available.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2020 was $93,131 ($ Thousands).

ADR	— American Depositary Receipt

BRL	— Brazilian Real

CAD	— Canadian Dollar

CHF	— Swiss Franc

Cl	— Class

CNY	— Chinese Yuan Onshore

EUR	— Euro

FTSE—	Financial Times and Stock Exchange

GBP	— British Pound Sterling

HKD	— Hong Kong Dollar

INR	— Indian Rupee

ILS	— Israeli New Sheckels

KRW	— Korean Won

L.P.	— Limited Partnership

Ltd.	— Limited

MXN	— Mexican Peso

PJSC	— Public Joint-Stock Company

PLC	— Public Limited Company

RUB	— Russian Ruble

S&P—	Standard & Poor’s

SEK	— Swedish Krona

SPI	— Share Price Index

TOPIX-	Tokyo Price Index
TSX	— Toronto Stock Exchange

USD	— U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

40	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)

Common Stock	9,257,298	38,285	–	9,295,583

Preferred Stock	20,537	2,531	–	23,068

Warrant	–	10	–	10

Rights	–	–	–^	–

Affiliated Partnership	–	93,131	–	93,131

Cash Equivalent	94,391	–	–	94,391

Total Investments in Securities	9,372,226	133,957	–	9,506,183

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3,134	–	–	3,134
Unrealized Depreciation	(46)	–	–	(46)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Forwards Contracts*

Unrealized Appreciation	–	1,080	–	1,080

Unrealized Depreciation	–	(3,823)	–	(3,823)

Total Other Financial Instruments	3,088	(2,743)	–	345

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

* Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in our out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains

SEI Liquidity Fund, L.P.	$73,249	$ 495,049	$ (475,128)	$(13)	$(26)	$ 93,131	93,112,091	$ 1,216	$ —

SEI Daily Income Trust, Government Fund, Cl F	156,154	460,187	(521,950)	—	—	94,391	94,391,178	6	—

Totals	$229,403	$ 955,236	$ (997,078)	$(13)	$(26)	$ 187,522		$ 1,222	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	41

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Screened World Equity Ex-US Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%

Australia — 4.6%
BHP Group Ltd	0.4%	16,495	$463
Fortescue Metals Group Ltd	0.8	66,393	892
Qantas Airways Ltd *	0.9	241,331	957
Rio Tinto Ltd	0.4	6,011	449
Other Securities	2.1		2,441

			5,202

Austria — 0.3%
Other Securities	0.3		283

Belgium — 0.6%
Other Securities	0.6		645

Brazil — 0.3%
Other Securities	0.3		277

Canada — 2.4%
Lundin Mining Corp	0.7	98,300	787
Other Securities	1.7		1,874

			2,661

China — 3.3%
Alibaba Group Holding Ltd ADR *	0.5	2,160	569
Midea Group Co Ltd, Cl A	0.6	50,300	664
Other Securities	2.2		2,492

			3,725

Denmark — 3.8%
Danske Bank A/S *	0.8	51,934	858
Novo Nordisk A/S, Cl B	0.9	15,787	1,065
Other Securities	2.1		2,326

			4,249

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Finland — 1.3%
Other Securities	1.3%		$1,430

France — 4.2%
Cie de Saint-Gobain *	0.9	20,787	990
Sanofi	1.0	11,056	1,120
Other Securities	2.3		2,572

			4,682

Germany — 5.4%
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	0.8	3,124	873
Rheinmetall AG	1.0	12,280	1,095
Other Securities	3.6		4,152

			6,120

Greece — 0.2%
Other Securities	0.2		177

Hong Kong — 7.8%
Alibaba Group Holding Ltd *	1.4	45,400	1,531
Alibaba Health Information Technology Ltd *	0.2	52,000	153
Industrial & Commercial Bank of China Ltd, Cl H	0.6	1,059,000	672
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	0.7	423,500	717
Tencent Holdings Ltd	0.8	11,900	864
Topsports International Holdings	0.7	507,000	755
Xinyi Glass Holdings Ltd	0.8	394,000	885
Other Securities	2.6		3,234

			8,811

India — 2.6%
Tech Mahindra Ltd	0.9	84,476	999
Other Securities	1.7		1,885

			2,884

Indonesia — 0.1%
Other Securities	0.1		65

Ireland — 1.4%
ICON PLC *	0.6	3,669	715
Other Securities	0.8		889

			1,604

Israel — 0.5%
Other Securities	0.5		563

Italy — 0.9%
Other Securities	0.9		1,014

42	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Japan — 11.1%
Alps Alpine Co Ltd	0.6%	53,900	$676
Daiwa Securities Group Inc	0.7	189,700	826
Fujitsu Ltd	0.7	5,500	765
Hitachi Ltd	1.0	30,000	1,141
KDDI Corp	0.6	24,500	701
Nintendo Co Ltd	0.9	1,800	1,023
Nippon Telegraph & Telephone Corp	0.6	28,040	663
Okinawa Cellular Telephone Co	0.0	700	29
Takeda Pharmaceutical Co Ltd	0.7	22,600	812
Other Securities	5.3		5,837

			12,473

Malaysia — 0.6%
Other Securities	0.6		694

Mexico — 0.0%
Other Securities	0.0		16

Netherlands — 5.8%
Koninklijke Ahold Delhaize NV	0.6	24,230	695
Koninklijke Philips NV *	1.4	29,952	1,554
NN Group NV	1.3	36,856	1,501
Other Securities	2.5		2,718

			6,468

New Zealand — 0.3%
Other Securities	0.3		344

Norway — 1.2%
DNB ASA *	1.2	71,364	1,299
Other Securities	0.0		60

			1,359

Peru — 0.0%
Other Securities	0.0		9

Philippines — 0.0%
Other Securities	0.0		24

Poland — 0.4%
Other Securities	0.4		391

Portugal — 0.0%
Other Securities	0.0		28

Qatar — 0.1%
Other Securities	0.1		146

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Russia — 1.1%
Mobile TeleSystems PJSC ADR	0.7%	97,849	$845
Other Securities	0.4		436

			1,281

Singapore — 0.9%
Other Securities	0.9		953

South Africa — 0.3%
Other Securities	0.3		351

South Korea — 6.4%
Coway Co Ltd *	0.8	14,795	928
Hana Financial Group Inc	0.8	30,934	946
Samsung Electronics Co Ltd	1.7	31,109	1,875
Samsung Electronics Co Ltd GDR	1.2	885	1,340
Other Securities	1.9		2,135

			7,224

Spain — 0.9%
Other Securities	0.9		1,017

Sweden — 3.6%
Swedish Match AB	0.6	8,970	725
Volvo AB, Cl B *	0.6	29,287	667
Other Securities	2.4		2,676

			4,068

Switzerland — 5.9%
LafargeHolcim Ltd	1.0	22,022	1,159
Novartis AG	1.6	19,873	1,806
Roche Holding AG	0.9	3,245	1,072
Other Securities	2.4		2,648

			6,685

Taiwan — 2.3%
Hon Hai Precision Industry Co Ltd	0.6	242,000	699
Taiwan Semiconductor Manufacturing Co Ltd	1.0	66,000	1,112
Other Securities	0.7		800

			2,611

Thailand — 0.6%
Siam Commercial Bank PCL/The	0.6	246,500	697

			697

Turkey — 1.0%
Other Securities	1.0		1,166

United Kingdom — 7.7%
BHP Group PLC	0.2	8,900	202
Kingfisher PLC *	0.6	181,771	664

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	43

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Screened World Equity Ex-US Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United Kingdom (continued)
Rio Tinto PLC	0.2%	2,953	$191
Rio Tinto PLC ADR	0.3	5,359	348
Smiths Group PLC	0.9	51,883	1,011
Other Securities	5.5		6,250

			8,666

United States — 4.6%
Check Point Software Technologies Ltd*	1.3	11,984	1,410
MercadoLibre Inc*	0.8	601	933
Nomad Foods Ltd *	1.0	45,991	1,111
Other Securities	1.5		1,764

			5,218

Total Common Stock (Cost $82,701) ($ Thousands)			106,281

PREFERRED STOCK — 0.3%

Brazil — 0.1%
Other Securities (A)	0.1		49

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

Germany — 0.2%
Other Securities (A)	0.2%		$242

Total Preferred Stock (Cost $346) ($ Thousands)			291

WARRANT — 0.0%

Switzerland — 0.0%
Other Securities*	0.0		–

Total Warrant (Cost $–) ($ Thousands)			–

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	2.2	2,521,893	2,522

Total Cash Equivalent (Cost $2,522) ($ Thousands)			2,522

Total Investments in Securities — 97.0% (Cost $85,569)($ Thousands)			$109,094

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Euro STOXX 50	22	Dec-2020	$889	$922	$23

FTSE 100 Index	4	Dec-2020	339	336	(4)

Hang Seng Index	1	Jan-2021	173	170	(2)

S&P TSX 60 Index	2	Dec-2020	316	316	(1)

SPI 200 Index	2	Dec-2020	238	241	–

TOPIX Index	5	Dec-2020	841	842	(3)

			$2,796	$2,827	$13

A list of the open forward foreign currency contracts held by the Fund at November 30, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Brown Brothers Harriman	02/18/21	GBP	530	USD	699	$(9)

Brown Brothers Harriman	02/18/21	USD	704	GBP	530	4

						$(5)

Percentages are based on a Net Assets of $112,427 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security (see Note 6).

(A)	There is currently no rate available.
ADR	— American Depositary Receipt

Cl	— Class

FTSE—	Financial Times Stock Exchange

GBP	— British Pound Sterling

GDR	— Global Depositary Receipt

Ltd.	— Limited

44	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

S&P– Standard & Poor’s

SPI – Share Price Index

TOPIX - Tokyo Price Index

TSX – Toronto Stock Exchange

USD – U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Common Stock	103,834	2,447	–	106,281

Preferred Stock	291	–	–	291

Warrant	–	–	–	–

Cash Equivalent	2,522	–	–	2,522

Total Investments in Securities	106,647	2,447	–	109,094

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Futures Contracts*

Unrealized Appreciation	23	–	–	23

Unrealized Depreciation	(10)	–	–	(10)

Forward Contracts*

Unrealized Appreciation	–	4	–	4

Unrealized Depreciation	–	(9)	–	(9)

Total Other Financial Instruments	13	(5)	–	8

* Futures contracts and Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 1,456	$ 5,501	$ (4,435)	$ –	$ –	$ 2,522	2,521,893	$ –	$ –

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	45

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.1%

Argentina — 0.0%
Other Securities	0.0%		$117

Australia — 0.4%
Other Securities	0.4		1,765

Austria — 0.2%
Other Securities	0.2		1,242

Belgium — 0.1%
Other Securities	0.1		544

Brazil — 0.3%
Other Securities	0.3		1,692

Canada — 1.5%
Alimentation Couche-Tard Inc, Cl B	0.5	68,244	2,271
Other Securities	1.0		5,363

			7,634

China — 2.3%
Alibaba Group Holding Ltd ADR *	0.8	14,573	3,838
Other Securities	1.5		7,764

			11,602

Croatia — 0.1%
Other Securities	0.1		524

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Czech Republic — 0.2%
Other Securities	0.2%		$734

Denmark — 0.2%
Other Securities	0.2		1,161

Egypt — 0.0%
Other Securities	0.0		203

Estonia — 0.1%
Other Securities	0.1		222

Finland — 0.7%
Other Securities	0.7		3,447

France — 3.8%
BNP Paribas SA	0.6	56,694	2,914

Other Securities	3.2		16,660

			19,574

Germany — 3.3%
Allianz SE	0.8	16,438	3,887
BASF SE	0.4	28,870	2,118
HeidelbergCement AG	0.4	30,845	2,197
Other Securities	1.7		8,856

			17,058

Greece — 0.1%
Other Securities	0.1		570

Hong Kong — 2.1%
Tencent Holdings Ltd	0.5	33,990	2,468
Other Securities	1.6		8,096

			10,564

Hungary — 0.3%
Other Securities	0.3		1,555

India — 1.0%
Other Securities	1.0		5,283

Indonesia — 0.1%
Other Securities	0.1		335

46	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Ireland — 0.0%
Other Securities	0.0%		$43

Italy — 1.2%
Enel SpA	0.5	233,177	2,335
Intesa Sanpaolo SpA	0.4	976,543	2,249
Other Securities	0.3		1,662

			6,246

Japan — 11.9%
Honda Motor Co Ltd	0.4	77,565	2,136
Nippon Telegraph & Telephone Corp	0.8	164,808	3,896
Sony Corp	0.5	27,000	2,513
Other Securities ‡	10.2		52,585

			61,130

Luxembourg — 0.4%
Other Securities	0.4		1,933

Malaysia — 0.3%
Other Securities	0.3		1,427

Mexico — 0.1%
Other Securities	0.1		440

Netherlands — 1.6%
CNH Industrial NV	0.5	205,500	2,236
Koninklijke Ahold Delhaize NV	0.5	95,762	2,748
Other Securities	0.6		3,402

			8,386

Nigeria — 0.0%
Other Securities	0.0		126

Norway — 0.1%
Other Securities	0.1		230

Pakistan — 0.0%
Other Securities	0.0		179

Philippines — 0.1%
Other Securities	0.1		622

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Poland — 1.4%
Other Securities	1.4%		$6,962

Portugal — 0.0%
Other Securities	0.0		204

Qatar — 0.0%
Other Securities	0.0		60

Romania — 0.3%
Other Securities	0.3		1,756

Russia — 1.0%
Other Securities	1.0		5,293

Saudi Arabia — 0.2%
Other Securities	0.2		845

Singapore — 0.1%
Other Securities	0.1		647

Slovenia — 0.4%
Other Securities	0.4		1,948

South Africa — 0.5%
Other Securities	0.5		2,619

South Korea — 2.4%
Samsung Electronics Co Ltd	0.4	34,913	2,104
Samsung Electronics Co Ltd GDR	0.6	2,121	3,196
Other Securities	1.4		6,982

			12,282

Spain — 0.5%
Other Securities	0.5		2,715

Sweden — 0.8%
Other Securities	0.8		3,917

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	47

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Switzerland — 0.8%
Other Securities	0.8%		$4,283

Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co Ltd	0.6	192,020	3,237
Other Securities	1.6		7,857

			11,094

Thailand — 0.1%
Other Securities	0.1		415

Turkey — 0.3%
Other Securities	0.3		1,526

United Arab Emirates — 0.0%
Other Securities	0.0		180

United Kingdom — 4.8%
Adient PLC *	0.5	75,030	2,348
Other Securities	4.3		22,182

			24,530

United States — 43.8%

Communication Services — 2.3%
Alphabet Inc, Cl A *	0.5	1,416	2,484
AT&T Inc	0.6	112,584	3,237
Other Securities	1.2		6,340

			12,061

Consumer Discretionary — 8.7%
Advance Auto Parts Inc	0.5	17,700	2,614
AutoZone Inc *	0.5	2,236	2,544
Lowe’s Cos Inc	0.6	19,459	3,032
Target Corp	0.5	13,102	2,352
Other Securities	6.6		33,978

			44,520

Consumer Staples — 2.5%
Sysco Corp	0.4	31,601	2,253
Other Securities	2.1		10,717

			12,970

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Energy — 1.2%
Chevron Corp	0.5%	28,600	$2,494
Other Securities	0.7		3,682

			6,176

Financials — 8.4%
Aflac Inc	0.5	62,094	2,728
Ally Financial Inc	0.9	151,930	4,505
American Express Co	0.5	20,219	2,398
American International Group Inc	0.6	74,000	2,845
Equitable Holdings Inc	0.6	113,239	2,874
Moody’s Corp	0.6	11,501	3,247
Morgan Stanley	0.5	40,893	2,528
Progressive Corp/The	0.7	38,669	3,368
US Bancorp	0.5	62,185	2,687
Wells Fargo & Co	0.5	84,000	2,297
Other Securities ‡	2.5		13,819

			43,296

Health Care — 4.9%
AmerisourceBergen Corp, Cl A	0.5	24,400	2,516
Johnson & Johnson	0.5	16,065	2,324
Merck & Co Inc	0.7	43,603	3,505
UnitedHealth Group Inc	0.8	12,418	4,177
Other Securities	2.4		12,499

			25,021

Industrials — 5.4%
Fluor Corp	0.5	138,670	2,395
Parker-Hannifin Corp	0.4	8,283	2,214
Union Pacific Corp	0.5	13,059	2,665
Other Securities	4.0		20,283

			27,557

Information Technology — 6.9%
DXC Technology Co	0.7	155,810	3,414
Intel Corp	0.7	68,880	3,330
International Business Machines Corp	0.7	29,032	3,586
Mastercard Inc, Cl A	0.5	6,963	2,343
Microsoft Corp	0.7	16,641	3,562
Oracle Corp	0.4	39,681	2,290
Other Securities	3.2		16,925

			35,450

Materials — 2.6%
Nucor Corp	0.5	45,000	2,417

48	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Materials (continued)
Packaging Corp of America	0.5%	19,885	$2,585
Other Securities	1.6		8,352

			13,354

Real Estate — 0.4%
Other Securities ‡	0.4		1,873

Utilities — 0.5%
Other Securities	0.5		2,644

			224,922

Total Common Stock (Cost $414,599) ($ Thousands)			472,786

PREFERRED STOCK — 0.4%

Brazil — 0.1%
Other Securities (A)	0.1		707

Germany — 0.2%
Other Securities (A)	0.2		921

Russia — 0.1%
Other Securities (A)	0.1		311

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)

South Korea — 0.0%
Samsung Electronics Co Ltd	0.0%	437	$24

Total Preferred Stock (Cost $2,155) ($ Thousands)			1,963

RIGHTS — 0.0%

Hong Kong — 0.0%
Other Securities	0.0		—

Spain — 0.0%
Other Securities	0.0		88

Taiwan — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			88

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	2.9	14,730,889	14,731

Total Cash Equivalent (Cost $14,731) ($ Thousands)			14,731

Total Investments in Securities — 95.4% (Cost $431,485)($ Thousands)			$489,568

		Contracts

PURCHASED OPTION* — 0.0%
Total Purchased Option (B) (Premiums Received $44) ($ Thousands)		25,190,520	$7

A list of the open exchange traded options contracts held by the Fund at November 30, 2020 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)†	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Call Options
December 2020, AUD Call USD Put*	25,190,520	$44	$0.74	12/1/2020	$7

Total Purchased Option		$44			$7

†	Represents cost.

A list of the open futures contracts held by the Fund at November 30, 2020 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	(2)	Dec-2020	$(84)	$(84)	$–
Hang Seng Index	19	Jan-2021	3,262	3,239	(23)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	49

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
MSCI Emerging Markets	(409)	Dec-2020	$(22,797)	$(24,587)	$(1,790)
MSCI Singapore Index	41	Jan-2021	1,004	982	(23)
OMX Stockholm 30	26	Dec-2020	582	582	(3)
S&P 500 Index E-MINI	331	Dec-2020	55,573	59,964	4,391
S&P TSX 60 Index	62	Dec-2020	9,096	9,790	541
SPI 200 Index	55	Dec-2020	5,941	6,615	574
TOPIX Index	(152)	Dec-2020	(23,145)	(25,590)	(2,102)

			$29,432	$30,911	$1,565

A list of the open forward foreign currency contracts held by the Fund at November 30, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Brown Brothers Harriman	12/14/20	NZD	4	USD	3	$—

Brown Brothers Harriman	12/14/20	NZD	37	USD	25	(1)

Brown Brothers Harriman	12/14/20	USD	427	NZD	622	10

Brown Brothers Harriman	12/14/20	USD	0	NZD	0	—

Brown Brothers Harriman	12/14/20	USD	807	NOK	7,324	20

Brown Brothers Harriman	12/14/20	USD	2	NOK	14	—

Brown Brothers Harriman	12/14/20	SGD	12	USD	9	—

Brown Brothers Harriman	12/14/20	SGD	852	USD	631	(5)

Brown Brothers Harriman	12/14/20	USD	1,503	SGD	2,028	11

Brown Brothers Harriman	12/14/20	USD	3	SGD	4	—

Brown Brothers Harriman	12/14/20	NOK	43	USD	5	—

Brown Brothers Harriman	12/14/20	NOK	2,395	USD	264	(7)

Brown Brothers Harriman	12/14/20	AUD	80	USD	59	—

Brown Brothers Harriman	12/14/20	AUD	2,796	USD	2,031	(29)

Brown Brothers Harriman	12/14/20	HKD	363	USD	47	—

Brown Brothers Harriman	12/14/20	HKD	3,001	USD	387	—

Brown Brothers Harriman	12/14/20	USD	3,602	DKK	22,784	62

Brown Brothers Harriman	12/14/20	USD	4,674	HKD	36,235	1

Brown Brothers Harriman	12/14/20	USD	134	HKD	1,040	—

Brown Brothers Harriman	12/14/20	USD	4,733	SEK	40,956	59

Brown Brothers Harriman	12/14/20	USD	95	SEK	809	—

Brown Brothers Harriman	12/14/20	CHF	83	USD	92	—

Brown Brothers Harriman	12/14/20	CHF	5,492	USD	5,988	(82)

Brown Brothers Harriman	12/14/20	DKK	9,016	USD	1,425	(24)

Brown Brothers Harriman	12/14/20	USD	9,694	AUD	13,340	136

Brown Brothers Harriman	12/14/20	USD	15	AUD	21	—

Brown Brothers Harriman	12/14/20	CAD	10,429	USD	7,978	(71)

Brown Brothers Harriman	12/14/20	USD	15,043	CAD	19,663	132

Brown Brothers Harriman	12/14/20	USD	15,174	CHF	13,920	212

Brown Brothers Harriman	12/14/20	USD	47	CHF	43	—

Brown Brothers Harriman	12/14/20	GBP	500	USD	669	2

Brown Brothers Harriman	12/14/20	GBP	15,094	USD	19,931	(224)

Brown Brothers Harriman	12/14/20	USD	20,209	GBP	15,305	227

Brown Brothers Harriman	12/14/20	USD	562	GBP	420	(1)

50	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Brown Brothers Harriman	12/14/20	SEK	759	USD	89	$—

Brown Brothers Harriman	12/14/20	SEK	25,968	USD	3,000	(38)

Brown Brothers Harriman	12/14/20	USD	36,866	JPY	3,891,305	465

Brown Brothers Harriman	12/14/20	USD	1,740	JPY	180,908	(4)

Brown Brothers Harriman	12/14/20	USD	48,732	EUR	41,385	794

Brown Brothers Harriman	12/14/20	EUR	50,439	USD	59,387	(973)

Brown Brothers Harriman	12/14/20	JPY	165,918	USD	1,597	5

Brown Brothers Harriman	12/14/20	JPY	6,680,222	USD	63,275	(813)

						$(136)

Percentages are based on Net Assets of $513,027 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	There is currently no rate available.

(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

OMX — Offset Market Exchange

PLC — Public Limited Company

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX- Tokyo Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	51

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Concluded)

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	471,899	862	25	472,786
Preferred Stock	1,963	–	–	1,963
Rights	88	–	–	88
Cash Equivalent	14,731	–	–	14,731

Total Investments in Securities	488,681	862	25	489,568

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Option	7	–	–	7
Futures Contracts*
Unrealized Appreciation	5,506	–	–	5,506
Unrealized Depreciation	(3,941)	–	–	(3,941)
Forwards Contracts*
Unrealized Appreciation	–	2,136	–	2,136
Unrealized Depreciation	–	(2,272)	–	(2,272)

Total Other Financial Instruments	1,572	(136)	–	1,436

* Futures contracts and Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 3,966	$ 53,805	$ (43,040)	$ -	$ -	$ 14,731	$ 14,730,889	$ 1	$ -

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

52	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Equity Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.0%

Argentina — 0.1%
Other Securities	0.1%		$1,037

Bangladesh — 0.4%
Other Securities	0.4		5,041

Brazil — 3.6%
Vale SA ADR, Cl B	0.5	377,135	5,491
Other Securities	3.1		38,345

			43,836

Canada — 1.2%
First Quantum Minerals Ltd	0.4	362,530	5,156
Other Securities	0.8		8,657

			13,813

Chile — 0.8%
Sociedad Quimica y Minera de Chile
SA ADR	0.4	112,867	5,313
Other Securities	0.4		4,850

			10,163

China — 15.0%
Alibaba Group Holding Ltd ADR *	3.3	150,610	39,665
Baidu Inc ADR *	0.4	34,194	4,753
China Construction Bank Corp, Cl H	1.4	21,954,000	17,218
China Mobile Ltd	0.3	598,500	3,582
China Mobile Ltd ADR	0.1	48,173	1,438
JD.com Inc ADR *	0.6	83,846	7,156
Kweichow Moutai Co Ltd, Cl A	0.5	23,975	6,243

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

China (continued)
NetEase Inc ADR	0.9%	118,084	$10,671
Ping An Insurance Group Co of China Ltd, Cl H	0.9	950,000	11,151
Shenzhou International Group Holdings Ltd	0.4	309,000	5,230
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	0.5	1,655,400	6,572
Wuliangye Yibin Co Ltd, Cl A	0.5	154,715	5,970
Other Securities	5.2		61,011

			180,660

Colombia — 0.3%
Other Securities	0.3		3,635

Czech Republic — 0.1%
Other Securities	0.1		1,574

Egypt — 0.4%
Other Securities	0.4		4,545

Germany — 0.3%
Other Securities	0.3		3,487

Ghana — 0.0%
Other Securities	0.0		170

Greece — 0.3%
Other Securities	0.3		3,660

Hong Kong — 10.7%
AIA Group Ltd	0.6	626,240	6,862
Anhui Conch Cement Co Ltd, Cl H	0.5	936,500	5,992
China Mengniu Dairy Co Ltd	0.4	1,003,000	5,072
Meituan, Cl B *	0.6	201,100	7,523
Tencent Holdings Ltd	2.2	368,581	26,767
Zhongsheng Group Holdings Ltd	0.6	937,000	7,034
Other Securities	5.8		70,139

			129,389

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	53

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Equity Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Hungary — 0.4%
Other Securities	0.4%		$4,782

India — 7.5%
HDFC Bank Ltd ADR *	0.6	99,269	6,850
Infosys Ltd	0.4	298,524	4,465
Infosys Ltd ADR	0.3	284,206	4,326
Reliance Industries Ltd	0.4	196,922	5,122
WNS Holdings Ltd ADR *	0.6	100,877	7,103
Other Securities	5.2		63,030

			90,896

Indonesia — 2.2%
Other Securities	2.2		26,648

Ivory Coast — 0.1%
Other Securities	0.1		665

Kenya — 0.4%
Other Securities	0.4		5,308

Malaysia — 0.8%
Other Securities	0.8		10,023

Mauritius — 0.1%
Other Securities	0.1		608

Mexico — 1.7%
Wal-Mart de Mexico SAB de CV	0.4	1,850,551	4,884
Other Securities	1.3		16,161

			21,045

Morocco — 0.3%
Other Securities	0.3		3,827

Nigeria — 0.4%
Other Securities	0.4		4,346

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Oman — 0.0%
Other Securities	0.0%		$370

Pakistan — 0.2%
Other Securities	0.2		2,438

Peru — 0.3%
Other Securities	0.3		3,927

Philippines — 3.6%
Ayala Corp	0.5	375,259	6,455
GT Capital Holdings Inc	0.4	423,650	5,130
Robinsons Land Corp	0.5	16,594,032	5,754
Other Securities	2.2		25,943

			43,282

Poland — 0.7%
Other Securities	0.7		8,833

Qatar — 0.2%
Other Securities	0.2		2,217

Romania — 0.2%
Other Securities	0.2		2,416

Russia — 3.1%
LUKOIL PJSC ADR	0.5	102,433	6,711
Sberbank of Russia PJSC ADR	0.6	506,098	6,734
Yandex NV, Cl A *	0.8	138,529	9,553
Other Securities	1.2		14,857

			37,855

Saudi Arabia — 0.7%
Other Securities	0.7		8,042

South Africa — 2.9%
Naspers Ltd, Cl N	0.9	55,448	11,210
Other Securities	2.0		23,898

			35,108

54	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

South Korea — 10.1%
CJ ENM Co Ltd	0.6%	59,851	$7,205
KB Financial Group Inc	0.5	144,847	5,936
NCSoft Corp	0.5	8,369	6,126
Samsung Electronics Co Ltd	2.8	553,987	33,393
Other Securities	5.7		68,752

			121,412

Sri Lanka — 0.1%
Other Securities	0.1		1,547

Taiwan — 12.0%
Chailease Holding Co Ltd	0.5	1,089,448	5,963
Delta Electronics Inc	0.6	849,000	6,687
Silergy Corp	0.5	73,947	5,760
Taiwan Semiconductor Manufacturing Co Ltd	1.6	1,125,000	18,966
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.7	459,588	44,589
Other Securities	5.1		62,290

			144,255

Thailand — 3.2%
Home Product Center PCL	0.6	14,760,445	7,173
Other Securities	2.6		30,794

			37,967

Turkey — 0.3%
Other Securities	0.3		3,233

United Arab Emirates — 1.0%
Emaar Properties PJSC	0.4	6,093,155	5,275
Other Securities	0.6		7,082

			12,357

United Kingdom — 4.2%
Halyk Savings Bank of Kazakhstan JSC GDR	0.6	580,564	6,880
NAC Kazatomprom JSC GDR	0.5	400,789	5,671
Vivo Energy PLC	0.6	6,310,306	7,127
Wizz Air Holdings PLC *	0.5	91,076	5,474
Other Securities	2.0		25,867

			51,019

United States — 2.6%
Credicorp Ltd	0.5	40,242	6,194
EPAM Systems Inc*	0.4	14,525	4,682

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United States (continued)
MercadoLibre Inc*	0.7%	5,481	$8,514
Other Securities	1.0		11,334

			30,724

Vietnam — 2.5%
Military Commercial Joint Stock Bank*	0.5	6,531,653	5,744
Other Securities	2.0		24,076

			29,820

Total Common Stock (Cost $869,641) ($ Thousands)			1,145,980

PREFERRED STOCK — 1.5%

Brazil — 0.6%
Other Securities (A)	0.6		7,160

Chile — 0.1%
Other Securities (A)	0.1		484

Colombia — 0.2%
Other Securities (A)	0.2		2,614

South Korea — 0.6%
Samsung Electronics Co Ltd (A)	0.2	50,103	2,767
Other Securities (A)	0.4		4,814

			7,581

Total Preferred Stock (Cost $15,399) ($ Thousands)			17,839

		Number of Warrants

WARRANTS * — 1.3%

India — 0.1%
Other Securities	0.1		1,726

Luxembourg — 0.2%
Other Securities	0.2		1,860

Thailand — 0.0%
Other Securities	0.0		36

United States — 0.8%
FPT Corp, Expires 03/31/21	0.5	2,586,532	6,130

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	55

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Equity Fund (Concluded)

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

WARRANTS (continued)
Other Securities	0.3%	$3,817

		9,947

Vietnam — 0.2%
Other Securities	0.2	1,836

Total Warrants (Cost $9,762) ($ Thousands)		15,405

EXCHANGE TRADED FUND — 0.3%
Other Securities	0.3	2,869

Total Exchange Traded Fund (Cost $2,330) ($ Thousands)		2,869

RIGHTS — 0.0%

Hong Kong — 0.0%
Other Securities	0.0	–

Taiwan — 0.0%
Other Securities	0.0	13

Total Rights (Cost $–) ($ Thousands)		13

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	0.6%	7,552,959	$7,553

Total Cash Equivalent (Cost $7,553) ($ Thousands)			7,553

Total Investments in Securities — 98.7% (Cost $904,685)($ Thousands)			$1,189,659

A list of the open futures contracts held by the Fund at November 30, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI Emerging Markets	144	Dec-2020	$8,576	$8,656	$80

Percentages are based on a Net Assets of $1,205,925 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security (see Note 6).

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd — Limited

MSCI — Morgan Stanley Capital International

PCL — Public Company Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,001,783	144,197	–	1,145,980
Preferred Stock	17,839	–	–	17,839
Warrants	11,807	3,598	–	15,405
Exchange Traded Fund	2,869	–	–	2,869
Rights	13	–	–	13
Cash Equivalent	7,553	–	–	7,553

Total Investments in Securities	1,041,864	147,795	–	1,189,659

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	80	–	–	80

Total Other Financial Instruments	80	–	–	80

*Futures contracts are valued at the unrealized appreciation on the instrument.

56	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

For the period ended November 30, 2020, there were transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 18,307	$ 89,417	$ (100,171)	$ —	$ —	$ 7,553	7,552,959	$ 1	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	57

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 35.9%

Agency Mortgage-Backed Obligations — 4.5%
FHLMC
3.000%, 05/01/2050	$1,629	$1,748
1.500%, 11/01/2050	4,986	5,042
FHLMC ARM
3.950%, VAR ICE LIBOR USD 12 Month+2.470%, 03/01/2036	781	833
2.733%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 06/01/2035	581	612
FHLMC CMO, Ser 2020-5008, Cl IE, IO
2.000%, 09/25/2050	415	36
FHLMC CMO, Ser 2020-5052, Cl KI,
IO 4.000%, 12/25/2050	1,450	200
FHLMC CMO, Ser 2020-5052, Cl IO, IO
3.500%, 12/25/2050	1,094	146
FHLMC Multifamily Structured Pass-Through Certificates, Ser K018, Cl X1, IO
1.420%, 01/25/2022 (A)	12,815	116
FHLMC Multifamily Structured Pass-Through Certificates, Ser K028, Cl X1, IO
0.375%, 02/25/2023 (A)	141,989	667
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	195	218
FHLMC REMICS CMO, Ser 2007-3311, Cl FN
0.441%, VAR ICE LIBOR USD 1 Month+0.300%, 05/15/2037	340	341
FNMA
6.000%, 09/01/2039 to 04/01/2040	387	456
3.000%, 05/01/2022 to 02/01/2050	3,099	3,279

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.500%, 05/01/2050 to 06/01/2050	$12,068	$12,698
2.000%, 12/01/2050	3,300	3,459
FNMA ARM
3.530%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.193%, 10/01/2024	21	22
3.446%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.332%, 04/01/2034	350	369
3.288%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.141%, 10/01/2033	396	411
3.265%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.184%, 07/01/2036	587	618
3.186%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.205%, 05/01/2035	201	211
3.040%, VAR ICE LIBOR USD 12 Month+1.665%, 04/01/2033	115	116
2.958%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	514	536
2.738%, VAR ICE LIBOR USD 12 Month+1.601%, 06/01/2035	119	120
2.734%, VAR ICE LIBOR USD 12 Month+1.557%, 06/01/2035	46	47
2.714%, VAR ICE LIBOR USD 12 Month+1.770%, 10/01/2033	198	199
2.675%, VAR ICE LIBOR USD 12 Month+1.800%, 05/01/2034	220	230
2.674%, VAR ICE LIBOR USD 12 Month+1.873%, 10/01/2033	175	183
2.614%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.247%, 08/01/2034	683	719
2.465%, VAR ICE LIBOR USD 12 Month+1.777%, 09/01/2034	454	457
2.187%, VAR ICE LIBOR USD 6 Month+1.580%, 07/01/2034	155	160
2.136%, VAR ICE LIBOR USD 12 Month+1.490%, 10/01/2035	420	435
1.798%, VAR ICE LIBOR USD 6 Month+1.433%, 03/01/2035	404	418
FNMA REMICS CMO, Ser 2011-63, Cl FG
0.600%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2041	644	652
FNMA REMICS CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	4,316	235
FNMA REMICS CMO, Ser 2012-136, Cl DC
1.750%, 09/25/2041	314	316
FNMA REMICS CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	266	270

58	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2015-46, Cl BA
3.000%, 05/25/2041	$211	$215
FNMA STRIPS CMO, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	459	60
FNMA, Ser 2017-M13, Cl FA
0.550%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	166	165
GNMA ARM
1.828%, VAR ICE LIBOR USD 1 Month+1.693%, 12/20/2060	1,390	1,438
1.560%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.410%, 09/20/2060 to 11/20/2060	1,202	1,222
1.263%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.125%, 11/20/2060	1,307	1,325
1.199%, VAR ICE LIBOR USD 1 Month+1.040%, 12/20/2060	1,680	1,716
GNMA CMO, Ser 2020-167, Cl IW, IO
2.000%, 11/20/2050	415	45
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	1,700	206
GNMA, Ser 2015-171, Cl IO, IO
0.853%, 11/16/2055 (A)	16,424	733
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10 2.060%,	484	493
01/15/2022
NCUA Guaranteed Notes CMO, Ser 2010-R3,Cl 2A
0.698%, VAR ICE LIBOR USD 1 Month+0.560%, 12/08/2020	224	224

		44,417

Non-Agency Mortgage-Backed Obligations — 31.4%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
1.677%, VAR ICE LIBOR USD 1 Month+1.537%, 09/15/2034 (B)	3,000	2,932
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 5M1
1.200%, VAR ICE LIBOR USD 1 Month+1.050%, 05/25/2035	2,740	2,825
Alternative Loan Trust, Ser 2007-8CB, Cl A5
0.650%, VAR ICE LIBOR USD 1 Month+0.500%, 05/25/2037	3,025	1,559
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
1.743%, VAR ICE LIBOR USD 6 Month+1.500%, 09/25/2045	213	213
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	61	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	$84	$85
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	1,257	1,288
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(B)	263	269
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	163	166
Angel Oak Mortgage Trust LLC, Ser 2017-1,
Cl A1 2.810%, 01/25/2047 (A)(B)	2	2
Angel Oak Mortgage Trust LLC, Ser 2017-3,
Cl A1 2.708%, 11/25/2047 (A)(B)	27	27
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1	63	63
2.466%, 12/25/2059 (A)(B)
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1	361	364
1.691%, 04/25/2065 (A)(B)
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1	169	170
1.469%, 06/25/2065 (A)(B)
Arroyo Mortgage Trust, Ser 2018-1, Cl A1	1,321	1,340
3.763%, 04/25/2048 (A)(B)
Arroyo Mortgage Trust, Ser 2019-1, Cl A1	1,478	1,530
3.805%, 01/25/2049 (A)(B)
Banc of America Funding, Ser 2005-F, Cl 4A1	52	48
2.935%, 09/20/2035 (A)
Banc of America Funding, Ser 2006-D, Cl 3A1	48	48
3.531%, 05/20/2036 (A)
Banc of America Funding, Ser 2006-I, Cl 1A1	1,989	2,021
2.909%, 12/20/2036 (A)
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
3.086%, 12/25/2033 (A)	769	760
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
3.904%, 02/25/2034 (A)	823	826
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
3.790%, 05/25/2034 (A)	373	372
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
4.393%, 01/25/2035 (A)	121	121
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
3.672%, 02/25/2035 (A)	20	20
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
1.020%, VAR ICE LIBOR USD 1 Month+0.870%, 12/25/2033 (B)	705	694

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	59

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
0.690%, VAR ICE LIBOR USD 1 Month+0.540%, 04/25/2034 (B)	$3,421	$3,410
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
0.705%, VAR ICE LIBOR USD 1 Month+0.555%, 01/25/2035 (B)	2,061	2,031
Bayview Commercial Asset Trust, Ser 2004-3, Cl M2
1.650%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2035 (B)	161	161
Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
0.675%, VAR ICE LIBOR USD 1 Month+0.525%, 04/25/2035 (B)	1,191	1,135
Bayview Commercial Asset Trust, Ser 2005-3A, Cl M5
1.110%, VAR ICE LIBOR USD 1 Month+0.960%, 11/25/2035 (B)	718	643
Bayview Commercial Asset Trust, Ser 2006-2A, Cl A2
0.570%, VAR ICE LIBOR USD 1 Month+0.420%, 07/25/2036 (B)	1,253	1,168
Bayview Commercial Asset Trust, Ser 2006-2A, Cl A1
0.495%, VAR ICE LIBOR USD 1 Month+0.345%, 07/25/2036 (B)	731	679
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.380%, VAR ICE LIBOR USD 1 Month+0.230%, 12/25/2036 (B)	516	482
Bayview Commercial Asset Trust, Ser 2007-1, Cl A2
0.420%, VAR ICE LIBOR USD 1 Month+0.270%, 03/25/2037 (B)	474	438
Bayview Commercial Asset Trust, Ser 2007-1, Cl A1
0.370%, VAR ICE LIBOR USD 1 Month+0.220%, 03/25/2037 (B)	1,263	1,176
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
1.171%, VAR ICE LIBOR USD 1 Month+1.030%, 08/15/2036 (B)	5,000	4,794
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
1.262%, VAR ICE LIBOR USD 1 Month+1.121%, 03/15/2037 (B)	3,000	2,805
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1	998	1,000
2.819%, 12/25/2033 (A)
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1	1,551	1,592
3.216%, 08/25/2034 (A)
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1	2,025	2,067
3.068%, 01/25/2034 (A)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1	$301	$297
2.986%, 04/25/2034 (A)
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3	1,247	1,215
3.756%, 04/25/2034 (A)
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2	1,086	1,021
3.329%, 05/25/2034 (A)
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A	1,059	1,021
3.272%, 07/25/2034 (A)
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A	949	962
3.417%, 07/25/2034 (A)
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1	756	740
3.138%, 11/25/2034 (A)
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl C
5.936%, 06/11/2050 (A)(B)	1,510	1,471
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.513%, 01/12/2045 (A)	568	568
Bellemeade Re, Ser 2018-3A, Cl M1B
2.000%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2028 (B)	1,637	1,638
Bellemeade Re, Ser 2019-2A, Cl M1B
1.600%, VAR ICE LIBOR USD 1 Month+1.450%, 04/25/2029 (B)	490	489
Bellemeade Re, Ser 2019-3A, Cl M1A
1.250%, VAR ICE LIBOR USD 1 Month+1.100%, 07/25/2029 (B)	606	605
Bellemeade Re, Ser 2019-3A, Cl M1B
1.750%, VAR ICE LIBOR USD 1 Month+1.600%, 07/25/2029 (B)	3,000	2,978
Bellemeade Re, Ser 2020-2A, Cl M1B
3.350%, VAR ICE LIBOR USD 1 Month+3.200%, 08/26/2030 (B)	1,700	1,719
Benchmark Mortgage Trust, Ser 2020-B19, Cl A5
1.850%, 09/15/2053	1,139	1,166
Benchmark Mortgage Trust, Ser 2020-B20, Cl A5
2.034%, 10/15/2053	1,128	1,172
Benchmark Mortgage Trust, Ser 2020-IG1, Cl A3
2.687%, 09/15/2043	1,811	1,983
BRAVO Residential Funding Trust, Ser 2019-1, Cl A1C
3.500%, 03/25/2058 (B)	1,724	1,779
BRAVO Residential Funding Trust, Ser 2019-NQM1, Cl A1
2.666%, 07/25/2059 (A)(B)	1,671	1,710
BRAVO Residential Funding Trust, Ser 2019-NQM2, Cl A1
2.748%, 11/25/2059 (A)(B)	1,383	1,410

60	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060 (A)(B)	$253	$254
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A2
3.817%, 10/26/2048 (B)	196	204
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (B)	1,697	1,767
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055 (A)(B)	148	149
BWAY Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033 (B)	166	172
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl D
1.462%, VAR ICE LIBOR USD 1 Month+1.321%, 03/15/2037 (B)	2,000	1,988
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl C
1.262%, VAR ICE LIBOR USD 1 Month+1.121%, 03/15/2037 (B)	2,939	2,930
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
0.891%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (B)	120	120
BX Commercial Mortgage Trust, Ser 2018-IND, Cl D
1.441%, VAR ICE LIBOR USD 1 Month+1.300%, 11/15/2035 (B)	700	697
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.061%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (B)	285	285
BX Commercial Mortgage Trust, Ser 2019-XL, Cl E
1.941%, VAR ICE LIBOR USD 1 Month+1.800%, 10/15/2036 (B)	1,187	1,180
BX Commercial Mortgage Trust, Ser 2020-BXLP, Cl E
1.741%, VAR ICE LIBOR USD 1 Month+1.600%, 12/15/2036 (B)	1,998	1,964
BX Commercial Mortgage Trust, Ser VKNG, Cl C
1.541%, VAR ICE LIBOR USD 1 Month+1.400%, 10/15/2037 (B)	1,000	997
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
1.391%, VAR ICE LIBOR USD 1 Month+1.250%, 12/15/2037 (B)	3,000	2,996

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl E
2.291%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2037 (B)	$4,090	$4,018
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl D
1.741%, VAR ICE LIBOR USD 1 Month+1.600%, 07/15/2032 (B)	2,284	2,280
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl B
1.111%, VAR ICE LIBOR USD 1 Month+0.970%, 07/15/2032 (B)	2,193	2,191
Chase Mortgage Finance Trust, Ser 2005-A1, Cl 2A3
3.320%, 12/25/2035 (A)	510	500
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 1A3
3.260%, 02/25/2037 (A)	342	342
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
3.385%, 02/25/2037 (A)	345	347
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
2.999%, 06/25/2035 (A)	557	559
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
2.803%, 01/19/2034 (A)	685	677
CHL Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.605%, 07/25/2034 (A)	753	759
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	6
CHT Mortgage Trust, Ser 2017-CSMO, Cl B
1.541%, VAR ICE LIBOR USD 1 Month+1.400%, 11/15/2036 (B)	2,000	1,955
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	473	483
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.396%, 03/15/2049 (A)	1,087	1,091
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
0.971%, VAR ICE LIBOR USD 1 Month+0.830%, 12/15/2036 (B)	4,000	3,874
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
1.061%, VAR ICE LIBOR USD 1 Month+0.920%, 12/15/2036 (B)	700	700
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A2A
3.555%, 05/25/2035 (A)	628	644

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	61

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
3.835%, 04/25/2037 (A)	$252	$240
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 5A1
0.399%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2047 (B)	232	234
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	59	60
Cold Storage Trust, Ser ICE5, Cl D
2.241%, VAR ICE LIBOR USD 1 Month+2.100%, 11/15/2037 (B)	1,500	1,500
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	1,123	1,135
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(B)	800	807
COLT Mortgage Loan Trust, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (A)(B)	1,214	1,229
COLT Mortgage Loan Trust, Ser 2020-1R, Cl A1
1.255%, 09/25/2065 (A)(B)	302	302
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065 (A)(B)	1,029	1,042
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065 (A)(B)	192	192
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065 (A)(B)	164	166
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.540%, 08/10/2030 (A)(B)	800	749
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.817%, 08/10/2046 (A)	37,675	581
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.727%, 02/10/2047 (A)	25,904	413
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	391	391
COMM Mortgage Trust, Ser 2014-CR15, Cl D
4.891%, 02/10/2047 (A)(B)	700	703
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
2.999%, 09/25/2034 (A)	152	152
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
0.450%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2035	1,197	1,158
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
3.061%, 06/25/2034 (A)	1,914	1,982
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049 (B)	1,365	1,396

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
1.141%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2034 (B)	$1,100	$1,068
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
0.944%, VAR ICE LIBOR USD 1 Month+0.803%, 05/15/2035 (B)	2,784	2,784
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.143%, 07/10/2044 (A)(B)	21,402	15
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A4
4.551%, 08/10/2044	1,139	1,147
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	15	15
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	47	47
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	46	46
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	85	85
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(B)	144	144
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(B)	132	134
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1
2.791%, 10/25/2059 (A)(B)	159	161
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065 (B)	217	218
Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
3.252%, 06/27/2037 (A)(B)	1,176	1,168
Eagle Re, Ser 2020-1, Cl M1A
1.050%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2030 (B)	1,950	1,942
Ellington Financial Mortgage Trust, Ser 2019-1, Cl A1
2.934%, 06/25/2059 (A)(B)	504	519
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059 (A)(B)	1,487	1,520
Ellington Financial Mortgage Trust, Ser 2020-1, Cl A1
2.006%, 05/25/2065 (A)(B)	1,108	1,124
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065 (A)(B)	2,024	2,025

62	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl M1
1.650%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2050 (B)	$1,630	$1,632
FHLMC STACR REMIC Trust, Ser 2020-DNA4, Cl M1
1.650%, VAR ICE LIBOR USD 1 Month+1.500%, 08/25/2050 (B)	1,000	1,002
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl M1
1.388%, VAR SOFR30A+1.300%, 10/25/2050 (B)	2,557	2,562
FHLMC STACR REMIC Trust, Ser 2020-HQA3, Cl M1
1.700%, VAR ICE LIBOR USD 1 Month+1.550%, 07/25/2050 (B)	2,950	2,954
FHLMC STACR REMIC Trust, Ser 2020-HQA4, Cl M1
1.450%, VAR ICE LIBOR USD 1 Month+1.300%, 09/25/2050 (B)	2,000	2,003
FHLMC STACR Trust, Ser 2019-FTR2, Cl M1
1.100%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (B)	1,266	1,264
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M3
4.250%, VAR ICE LIBOR USD 1 Month+4.100%, 08/25/2024	532	538
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M3
3.900%, VAR ICE LIBOR USD 1 Month+3.750%, 09/25/2024	1,597	1,642
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
4.900%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	460	466
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
4.300%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	595	602
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3F
3.850%, VAR ICE LIBOR USD 1 Month+3.700%, 04/25/2028	929	957
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
4.850%, VAR ICE LIBOR USD 1 Month+4.700%, 04/25/2028	744	774
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
3.950%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	71	71

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M3
3.400%, VAR ICE LIBOR USD 1 Month+3.250%, 05/25/2025	$1,831	$1,866
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-DNA1, Cl M2
1.950%, VAR ICE LIBOR USD 1 Month+1.800%, 07/25/2030	867	851
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-HQA1, Cl M2
2.450%, VAR ICE LIBOR USD 1 Month+2.300%, 09/25/2030	1,187	1,174
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2020-HQA5, Cl M1
1.191%, VAR SOFR30A+1.100%, 11/25/2050 (B)	2,750	2,750
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	13	13
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.050%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	2,535	2,588
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.050%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	252	269
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
4.400%, VAR ICE LIBOR USD 1 Month+4.250%, 04/25/2029	1,158	1,212
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2
2.300%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	759	752
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
1.000%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	86	86
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
2.500%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	1,177	1,169
FREMF Mortgage Trust, Ser 2013-K28, Cl C
3.609%, 06/25/2046 (A)(B)	1,460	1,529
FREMF Mortgage Trust, Ser 2015-K718, Cl B
3.647%, 02/25/2048 (A)(B)	1,500	1,536
Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/2057 (A)(B)	931	939
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065 (B)	94	94

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	63

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.523%, 03/10/2044 (A)(B)	$11,928	$–
GS Mortgage Securities Trust, Ser 2012-ALOHA, Cl D
4.267%, 04/10/2034 (A)(B)	1,000	929
GS Mortgage Securities Trust, Ser 2017-500K, Cl D
1.441%, VAR ICE LIBOR USD 1 Month+1.300%, 07/15/2032 (B)	3,750	3,727
GS Mortgage Securities Trust, Ser 2017-500K, Cl A
0.841%, VAR ICE LIBOR USD 1 Month+0.700%, 07/15/2032 (B)	535	535
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
1.491%, VAR ICE LIBOR USD 1 Month+1.350%, 12/15/2036 (B)	500	472
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl E
2.641%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/2036 (B)	400	348
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.422%, 01/25/2035 (A)	79	76
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.862%, 04/25/2035 (A)	345	340
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
3.640%, 09/25/2035 (A)	222	225
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
3.034%, 08/19/2034 (A)	1,177	1,235
Hilton Orlando Trust, Ser 2018-ORL, Cl B
1.191%, VAR ICE LIBOR USD 1 Month+1.050%, 12/15/2034 (B)	2,900	2,766
Hilton USA Trust, Ser 2016-HHV, Cl D
4.333%, 11/05/2038 (A)(B)	3,910	3,874
HMH Trust, Ser 2017-NSS, Cl E
6.292%, 07/05/2031 (B)	3,613	3,026
Homeward Opportunities Fund I Trust, Ser 2018-1, Cl A1
3.766%, 06/25/2048 (A)(B)	754	759
Hudson’s Bay Simon JV Trust, Ser 2015-HBFL, Cl BFL
2.538%, VAR ICE LIBOR USD 1 Month+2.400%, 08/05/2034 (B)	2,000	1,572
Impac CMB Trust, Ser 2004-5, Cl 1A1
0.870%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	1,400	1,449

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2004-6, Cl 1A2
0.930%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	$1,247	$1,246
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.650%, VAR ICE LIBOR USD 1 Month+0.500%, 04/25/2037	315	329
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
3.575%, 07/25/2037 (A)	1,316	1,207
IndyMac INDX Mortgage Loan Trust, Ser 2007-FLX3, Cl A1
0.390%, VAR ICE LIBOR USD 1 Month+0.240%, 06/25/2037	479	465
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
0.900%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (B)	179	179
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CIBC15, Cl AM
5.855%, 06/12/2043 (A)	313	313
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl E
6.095%, 05/15/2045 (A)(B)	330	325
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl XA, IO
1.192%, 02/15/2046 (A)(B)	7,428	35
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl B
1.301%, VAR ICE LIBOR USD 1 Month+1.160%, 07/15/2036 (B)	2,000	1,940
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl CFL
1.441%, VAR ICE LIBOR USD 1 Month+1.300%, 01/16/2037 (B)	1,044	993
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
2.032%, 01/16/2037 (A)(B)	12,500	830
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
3.785%, 06/25/2035 (A)	473	477
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.785%, 06/25/2035 (A)	468	471
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
3.395%, 07/25/2035 (A)	883	868
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.531%, 11/25/2033 (A)	173	178

64	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
3.252%, 07/25/2035 (A)	$1,186	$1,210
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
2.959%, 07/25/2035 (A)	189	189
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
3.197%, 07/25/2035 (A)	597	592
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.580%, 06/25/2037 (A)	41	37
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.941%, VAR ICE LIBOR USD 1 Month+0.800%, 05/15/2036 (B)	150	150
LSTAR Securities Investment, Ser 2019-4, Cl A1
1.655%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (B)	323	319
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.001%, 07/25/2035 (A)	31	30
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	1,328	1,385
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029 (A)	188	187
Merit, Ser HILL, Cl A
1.291%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2037 (B)	385	386
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
0.770%, VAR ICE LIBOR USD 1 Month+0.620%, 10/25/2028	641	639
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
0.790%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2029	481	468
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.634%, 12/25/2034 (A)	867	869
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
0.610%, VAR ICE LIBOR USD 1 Month+0.460%, 03/25/2030	1,054	1,036
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
3.790%, 02/25/2035 (A)	452	469
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
3.790%, 02/25/2035 (A)	2,202	2,287

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
3.790%, 02/25/2035 (A)	$609	$630
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
3.004%, 07/25/2035 (A)	303	204
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
2.983%, 01/25/2037 (A)	2,236	2,132
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	84	85
Morgan Stanley Capital I Trust, Ser 2006-T23, Cl D
6.372%, 08/12/2041 (A)(B)	892	895
Morgan Stanley Capital I Trust, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	2,303	1,849
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
6.215%, 06/11/2042 (A)	1,553	1,555
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl G
4.193%, 09/15/2047 (B)	1,000	933
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl D
1.541%, VAR ICE LIBOR USD 1 Month+1.400%, 11/15/2034 (B)	3,400	3,381
Morgan Stanley Capital I Trust, Ser 2018-BOP, Cl E
2.091%, VAR ICE LIBOR USD 1 Month+1.950%, 06/15/2035 (B)	3,316	2,985
Morgan Stanley Capital I Trust, Ser 2018-SUN, Cl A
1.041%, VAR ICE LIBOR USD 1 Month+0.900%, 07/15/2035 (B)	3,000	2,921
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.634%, 11/25/2034 (A)	709	709
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
2.785%, 07/25/2034 (A)	444	457
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
2.834%, 10/25/2034 (A)	1,362	1,403
MortgageIT Trust, Ser 2005-1, Cl 2A
1.399%, VAR ICE LIBOR USD 1 Month+1.250%, 02/25/2035	496	490
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
1.001%, VAR ICE LIBOR USD 1 Month+0.860%, 08/15/2032	379	370

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	65

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MSCG Trust, Ser 2018-SELF, Cl D
1.791%, VAR ICE LIBOR USD 1 Month+1.650%, 10/15/2037 (B)	$2,102	$2,060
MSCG Trust, Ser 2018-SELF, Cl A
1.041%, VAR ICE LIBOR USD 1 Month+0.900%, 10/15/2037 (B)	245	245
MSSG Trust, Ser 2017-237P, Cl XB, IO
0.175%, 09/13/2039 (A)(B)	16,790	97
MSSG Trust, Ser 2017-237P, Cl D
3.865%, 09/13/2039 (A)(B)	2,457	2,427
MSSG Trust, Ser 2017-237P, Cl XA, IO
0.468%, 09/13/2039 (A)(B)	27,151	594
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
1.041%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (B)	455	453
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	237	251
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
1.650%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2057 (B)	1,758	1,778
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	604	652
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057 (A)(B)	868	938
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
0.900%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2048 (B)	3,742	3,745
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060 (A)(B)	146	147
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, Cl M1
1.290%, VAR ICE LIBOR USD 1 Month+1.140%, 11/25/2034	1,331	1,385
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
1.250%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2034	1,639	1,678
Nomura Resecuritization Trust, Ser 2015-1R, Cl 5A1
1.873%, VAR 12 Month Treas Avg+0.990%, 06/26/2046 (B)	1,408	1,400
Oaktown Re V, Ser 2020-2A, Cl M1A
2.550%, VAR ICE LIBOR USD 1 Month+2.400%, 10/25/2030 (B)	1,504	1,506

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2018-1, Cl A2
0.800%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (B)	$1,610	$1,602
OBX Trust, Ser 2018-EXP1, Cl 2A1
1.000%, VAR ICE LIBOR USD 1 Month+0.850%, 04/25/2048 (B)	2,016	2,027
OBX Trust, Ser 2018-EXP2, Cl 1A1
4.000%, 07/25/2058 (A)(B)	726	738
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	87	87
OBX Trust, Ser 2020-INV1, Cl A11
1.049%, VAR ICE LIBOR USD 1 Month+0.900%, 12/25/2049 (B)	1,335	1,336
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/2032 (B)	1,275	1,298
One Market Plaza Trust, Ser 2017-MKT, Cl C
4.016%, 02/10/2032 (B)	1,935	1,984
PHH Mortgage Trust, Ser 2008-CIM2, Cl 1A1
2.399%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2038	654	631
Radnor Re, Ser 2019-2, Cl M1B
1.900%, VAR ICE LIBOR USD 1 Month+1.750%, 06/25/2029 (B)	1,000	997
Radnor Re, Ser 2020-1, Cl M1A
1.100%, VAR ICE LIBOR USD 1 Month+0.950%, 02/25/2030 (B)	1,503	1,498
RALI Trust, Ser 2007-QO3, Cl A1
0.310%, VAR ICE LIBOR USD 1 Month+0.160%, 03/25/2047	626	586
Residential Accredit Loans, Ser 2006-QO10, Cl A1
0.310%, VAR ICE LIBOR USD 1 Month+0.160%, 01/25/2037	2,372	2,262
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.204%, 08/25/2022 (A)	468	339
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 02/25/2024 (A)(B)	112	114
RESIMAC Premier, Ser 2020-1A, Cl A1B
1.274%, 02/07/2052 (B)	769	770
RMF Buyout Issuance Trust, Ser 2020-1, Cl A
2.158%, 02/25/2030 (A)(B)	139	140
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.947%, VAR ICE LIBOR USD 1 Month+0.800%, 10/20/2027	1,916	1,911
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
0.847%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2032	588	565
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.687%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	2,216	2,133

66	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2004-3, Cl A
0.758%, VAR ICE LIBOR USD 6 Month+0.500%, 05/20/2034	$897	$889
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
1.921%, 06/20/2034 (A)	1,203	1,174
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	417	420
Spruce Hill Mortgage Loan Trust, Ser 2019-SH1, Cl A1
3.395%, 04/29/2049 (A)(B)	134	136
Starwood Mortgage Residential Trust, Ser 2018-IMC1, Cl A1
3.793%, 03/25/2048 (A)(B)	1,183	1,187
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(B)	195	199
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (A)(B)	1,934	1,946
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
2.873%, 03/25/2034 (A)	894	867
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.520%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2034	2,719	2,746
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.042%, 04/25/2035 (A)	860	848
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
0.810%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	884	887
Structured Asset Mortgage Investments II Trust, Ser 2004-AR8, Cl A1
0.830%, VAR ICE LIBOR USD 1 Month+0.680%, 05/19/2035	1,798	1,782
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.790%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	705	704
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.890%, VAR ICE LIBOR USD 1 Month+0.740%, 09/25/2034	2,656	2,622
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
3.626%, 04/25/2045 (A)	1,200	1,203
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
1.636%, VAR ICE LIBOR USD 12 Month+1.300%, 03/25/2037	985	901

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
2.526%, 09/25/2037 (A)	$12	$12
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.246%, 05/10/2045 (A)(B)	9,320	163
Velocity Commercial Capital Loan Trust, Ser 2017-1, Cl AFL
1.400%, VAR ICE LIBOR USD 1 Month+1.250%, 05/25/2047 (B)	235	234
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050 (A)(B)	1,312	1,328
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (A)(B)	84	85
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(B)	160	162
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (B)	158	161
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (A)(B)	133	136
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060 (B)	101	103
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065 (B)	93	94
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065 (B)	1,948	1,950
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl D
3.315%, 12/27/2049 (A)(B)	1,431	1,425
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.570%, 10/25/2033 (A)	926	931
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.713%, 08/25/2033 (A)	638	631
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.801%, 09/25/2033 (A)	969	964
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
3.805%, 03/25/2034 (A)	2,985	3,093
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.570%, VAR ICE LIBOR USD 1 Month+0.420%, 07/25/2044	259	257
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.809%, 10/25/2034 (A)	745	753
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
3.836%, 01/25/2035 (A)	1,477	1,506

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	67

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
2.143%, VAR 12 Month Treas Avg+1.400%, 04/25/2044	$2,587	$2,565
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
2.988%, 08/25/2034 (A)	2,512	2,543
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	225	234
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
2.193%, VAR 12 Month Treas Avg+1.450%, 10/25/2045	212	216
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
1.813%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	–	–
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	275	285
Wells Fargo Commercial Mortgage Trust, Ser 2020-SOP, Cl B
1.651%, VAR ICE LIBOR USD 1 Month+1.510%, 01/15/2035 (B)	2,000	1,920
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
3.011%, 07/25/2034 (A)	263	260
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
3.377%, 10/25/2034 (A)	1,265	1,254

		307,938

Total Mortgage-Backed Securities (Cost $355,997) ($ Thousands)		352,355

LOAN PARTICIPATIONS — 29.3%

Aerospace & Defense — 0.2%
Bleriot US Bidco Inc., Delayed Draw Term Loan, 1st Lien
5.058%, VAR LIBOR+4.750%, 10/31/2026	237	235
Bleriot US Bidco Inc., Initial Term Loan, 1st Lien
4.970%, VAR LIBOR+4.750%, 10/30/2026	1,514	1,503

		1,738

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Air Transport — 0.3%
American Airlines, Inc., 2017 Replacement Term Loan (New), 1st Lien
1.896%, VAR LIBOR+1.750%, 01/29/2027	$1,125	$944
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/2027	905	932
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/20/2027 (C)	1,175	1,200

		3,076

Automotive — 0.4%
American Airlines, Inc., 218 Replacement Term Loan, 1st Lien
1.893%, 06/27/2025 (A)(C)	950	695
Clarios Global LP, Initial Dollar Term Loan, 1st Lien
3.646%, VAR LIBOR+3.500%, 04/30/2026	2,271	2,244
Truck Hero, Inc., Initial Term Loan, 1st Lien
3.896%, VAR LIBOR+3.750%, 04/22/2024	627	611
Wand Newco 3, Inc., Tranche B-1 1st Lien, Term Loan
3.146%, VAR LIBOR+3.000%, 02/05/2026	770	748

		4,298

Building & Development — 1.1%
Brookfield WEC Holdings Inc., Initial Term Loan (2020), 1st Lien
3.750%, VAR LIBOR+3.000%, 08/01/2025	2,302	2,278
Core & Main LP, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 08/01/2024	1,997	1,966
CP Atlas Buyer, Inc., Initial Tranche B-1 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 11/19/2027 (C)	2,726	2,720
HD Supply Waterworks, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 08/01/2024	432	426
KREF Holdings X LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 09/01/2027	1,247	1,240

68	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
MI Windows and Doors, LLC, Initial Term Loan, 1st Lien
6.500%, VAR LIBOR+5.500%, 11/06/2026	$1,983	$1,981

		10,611

Business Equipment & Services — 2.2%
AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/13/2023	739	724
Arches Buyer Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+4.000%, 11/24/2027 (C)	1,840	1,833
AVSC Holding Corp., Initial Loan, 2nd Lien
8.250%, VAR LIBOR+7.250%, 09/01/2025	1,132	684
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/2024	52	52
LegalZoom.com, Inc., 2018 Term Loan, 1st Lien
4.646%, VAR LIBOR+4.500%, 11/21/2024	2,905	2,867
Navicure, Inc., 2020 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/22/2026	812	805
Packers Holdings, LLC, 2020 Incremental Term Loan
4.750%, VAR LIBOR+4.000%, 12/04/2024 (C)	1,395	1,388
Packers Holdings, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 12/04/2024	2,309	2,272
PAE Incorporated, Delayed Draw, 1st Lien, Term Loan
5.250%, 10/14/2027 (A)	153	152
PAE Incorporated, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 10/14/2027	757	752
Project Accelerate Parent, LLC, Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 01/02/2025 (C)	1,355	1,230
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
3.396%, VAR LIBOR+3.250%, 12/31/2025	1,720	1,679

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Service Logic Acquisition, Inc., Closing Date Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/23/2027	$2,150	$2,147
Tempo Acquisition, LLC, Extended Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 11/02/2026	1,544	1,516
TGG TS Acquisition Company, Term B Loan, 1st Lien
6.643%, VAR LIBOR+6.500%, 12/14/2025	1,346	1,321
Vertical Midco GmbH, Facility B (USD), 1st Lien
4.570%, VAR LIBOR+4.250%, 07/30/2027	1,189	1,185
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
2.900%, VAR LIBOR+2.750%, 05/18/2025	1,200	1,083

		21,690

Cable & Satellite Television — 0.9%
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
2.896%, VAR LIBOR+2.750%, 01/31/2026	2,763	2,658
Diamond Sports Group, LLC, Term Loan, 1st Lien
3.400%, VAR LIBOR+3.250%, 08/24/2026	905	751
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
3.828%, VAR LIBOR+3.688%, 01/31/2026	571	562
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
2.896%, VAR LIBOR+2.750%, 07/31/2025	2,576	2,492
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
4.396%, VAR LIBOR+4.250%, 12/17/2026	1,626	1,604

		8,067

Cargo Transport — 0.0%
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
2.220%, VAR LIBOR+2.000%, 12/30/2026	2	2

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	69

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Chemicals & Plastics — 1.0%
Cambrex Corporation, Initial Dollar Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 12/04/2026	$3,772	$3,772
Cambrex Corporation, Tranche B-1 Dollar Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/04/2026 (C)	286	286
DuBois Chemicals, Term Loan B, 1st Lien
4.650%, 09/30/2026 (A)	2,131	2,056
Ring Container Technologies Group, LLC, Initial Term Loan, 1st Lien
2.896%, VAR LIBOR+2.750%, 10/31/2024	1,155	1,128
SCIH Salt Holdings Inc., Closing Date Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 03/16/2027	437	435
Wilsonart LLC, Tranche D Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/19/2023	2,527	2,501

		10,178

Computers & Electronics — 0.9%
Anchor Packaging, LLC, Initial Term Loan B, 1st Lien
3.896%, VAR LIBOR+7.000%, 07/18/2026 (C)(D)	3,415	3,389
Applied Systems, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.000%, 09/19/2024 (C)	1,557	1,550
Cvent, Inc., Term Loan, 1st Lien
3.896%, VAR LIBOR+3.750%, 11/29/2024	1,782	1,682
ION Trading, Term Loan, 1st Lien
5.000%, VAR Euribor+3.250%, 11/21/2024	1,424	1,403
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 2nd Lien
3.896%, VAR LIBOR+3.750%, 11/16/2025 (C)	874	860

		8,884

Construction — 0.2%
PI UK Holdco II Limited, Facility B1, Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 01/03/2025	1,757	1,732

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Consumer Nondurables — 0.4%
Diamond (BC) B.V., Initial USD Term Loan, 1st Lien
3.214%, VAR LIBOR+3.000%, 09/06/2024	$1,005	$982
Kronos Acquisition Intermediate Inc., Initial Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 05/15/2023	176	175
Kronos Acquisition Intermediate Inc., Initial Loan, 2nd Lien U
5.000%, VAR LIBOR+4.000%, 05/15/2023 (C)	1,451	1,446
Leslie’s Poolmart, Term Loan, 1st Lien
5.577%, 08/16/2023 (A)(C)	1,365	1,345

		3,948

Containers & Glass Products — 1.7%
BWay Holding Company , Initial Term Loan, 1st Lien
3.480%, VAR LIBOR+3.250%, 04/03/2024	2,775	2,639
Charter NEX US, Inc., Initial Term Loan, 1st Lien
5.000%, VAR Prime Rate by Country+3.250%, 05/16/2024	2,032	2,025
0.000%, 11/24/2027 (A)(C)(E)	2,630	2,623
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 09/25/2027 (C)	1,020	1,011
Pregis TopCo LLC, Initial Term Loan, 1st Lien
3.896%, VAR LIBOR+3.750%, 07/31/2026	1,882	1,855
Pretium PKG Holdings, Inc., Initial Term Loan, 1st Lien
0.000%, 10/29/2027 (E)	1,477	1,459
Pretium PKG Holdings, Inc., Initial Term Loan, 2nd Lien
0.000%, 10/29/2027 (A)(E)	907	893
Tank Holding Corp., 2020 Refinancing Term Loan, 1st Lien
3.396%, VAR LIBOR+3.250%, 03/26/2026	2,590	2,547
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 10/17/2024	1,916	1,876

		16,928

70	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Diversified/Conglomerate Service — 0.3%
AI Aqua Merger Sub, Inc., Term Loan B-1, 1st Lien
4.250%, VAR Euribor+4.500%, 12/13/2023	$2,462	$2,406

Ecological Services & Equipment — 0.3%
Cast & Crew Payroll, LLC, Initial Term Loan, 1st Lien
3.896%, VAR LIBOR+3.750%, 02/09/2026	3,035	2,933

Education Services — 0.3%
Global Education Management Systems Establishment, Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 07/31/2026	2,571	2,526

Electronics/Electrical — 3.4%
Cardtronics USA, Inc., Initial Term Loan,2nd Lien
5.000%, VAR LIBOR+4.000%, 06/29/2027	1,319	1,316
ECi Macola/MAX Holding, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 09/17/2027	1,540	1,525
Epicor Software Corporation (fka Eagle Parent Inc.), Initial Term Loan, 2nd Lien
8.750%, VAR LIBOR+7.750%, 07/31/2028	436	448
Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan (2020), 1st Lien
5.250%, VAR LIBOR+4.250%, 07/30/2027	1,119	1,119
Hyland Software, Inc., 2018 Refinancing Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 07/01/2024	1,749	1,740
Idera, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 06/28/2024	1,424	1,414
Imprivata, Inc., Initial Term Loan
0.000%, 11/24/2027 (C)(E)	1,518	1,508
Insurity Holdings, Term Loan, 1st Lien
4.179%, VAR LIBOR+4.000%, 07/31/2026 (C)	2,080	2,045
LANDesk Software, Delayed Draw, Term Loan, 1st Lien
0.000%, 11/22/2027 (A)(C)(E)	1,857	1,837
LANDesk Software, Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 11/22/2027 (C)	1,943	1,922

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
LANDesk Software, Term Loan, 2nd Lien
0.000%, 11/09/2028 (A)(C)(E)	$1,130	$1,096
MA Financeco., LLC, Tranche B-4 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/05/2025 (D)	1,163	1,161
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 09/13/2024	1,183	1,170
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
3.646%, VAR LIBOR+3.500%, 09/13/2024	1,520	1,487
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/13/2024	673	652
Mitchell International, Inc., Amendment No. 2 New Term Loan Facility, 1st Lien
4.750%, VAR LIBOR+4.250%, 11/29/2024	750	738
Netsmart, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 09/29/2027	1,718	1,703
Orion Advisor Solutions, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 09/24/2027	727	723
Perforce Software, Inc., New Term Loan, 1st Lien
3.896%, VAR LIBOR+3.750%, 07/01/2026 (C)	1,094	1,069
Project Boost Purchaser, LLC, Term Loan, 1st Lien
3.646%, VAR LIBOR+3.500%, 06/01/2026	1,304	1,267
Renaissance Holding Corp., Initial Term Loan, 1st Lien
3.396%, VAR LIBOR+3.250%, 05/30/2025	510	497
Renaissance Holding Corp., Initial Term Loan, 2nd Lien
7.146%, VAR LIBOR+7.000%, 05/29/2026	438	427
Sophia, L.P., Closing Date Loan (Second Lien), Term Loan
9.000%, VAR LIBOR+8.000%, 09/22/2028	1,000	990
Sophia, L.P., Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 09/23/2027	2,998	2,976

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	71

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
TIBCO Software Inc., Term B-3 Loan, 1st Lien
3.900%, VAR LIBOR+3.750%, 06/30/2026	$2,336	$2,283

		33,113

Entertainment & Leisure — 0.1%
Alphabet Holding Company Inc., Initial Term Loan, 2nd Lien
7.896%, VAR LIBOR+3.000%, 09/26/2025	705	686
Crown Finance US, Inc., Initial Dollar Tracnhe Term Loan
2.769%, VAR LIBOR+2.500%, 02/28/2025 (C)	2	2

		688

Financial Intermediaries — 1.2%
Alchemy Copyrights, LLC, 2020 Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 08/16/2027	1,334	1,330
Aruba Investments, Term Loan, 1st Lien
4.750%, 10/28/2027 (A)(C)	509	506
Aruba Investments, Term Loan, 2nd Lien
8.500%, 10/27/2028 (A)(C)	1,467	1,464
AssuredPartners, Inc., 2020 June Incremental Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 02/12/2027	748	748
Cinemark USA, Term Loan, 1st Lien
1.900%, 03/31/2025 (A)(C)	627	572
Deerfield Dakota Holding, LLC , Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/09/2027	623	621
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/26/2027	2,650	2,623
MSG National, Term Loan, 1st Lien
7.000%, 12/31/2049 (A)(C)	570	553
Nexus Buyer LLC, Term Loan, 1st Lien
3.900%, VAR LIBOR+3.750%, 11/09/2026	1,078	1,065
Quirch Foods Holdings, LLC, Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 10/19/2027	1,230	1,224
Valkyr Purchaser, LLC, Initial Term Loan
4.750%, VAR LIBOR+4.000%, 10/29/2027	1,073	1,063

		11,769

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Financial Services — 0.1%
Particle Investment S.a.r.l. (WebPros), Term Loan, 1st Lien
5.750%, 02/18/2027 (A)	$1,425	$1,406

		1,406

Food Service — 0.8%
Froneri International Limited, Second Lien Facility (USD), 2nd Lien
5.896%, VAR LIBOR+5.750%, 01/31/2028	564	560
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/05/2025	3,120	3,063
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, 11/19/2027 (A)(C)	1,922	1,906
Simply Good Foods USA, Inc., 2019 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 07/07/2024	2,634	2,636

		8,165

Health Care — 3.5%
Air Methods Corporation, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 04/22/2024 (C)	1,197	1,116
Capital Vision/MED Delayed Incremental Term Loan, 1st Lien
0.327%, 08/31/2026 (A)	475	468
Capital Vision/MED Delayed Term Loan, 1st Lien
4.396%, VAR LIBOR+4.250%, 08/31/2026	287	275
Capital Vision/MED Term Loan, 1st Lien
4.396%, VAR LIBOR+4.250%, 08/31/2026	1,633	1,565
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 10/16/2027	1,528	1,513
CNT Holdings I Corp, Initial Term Loan, 2nd Lien
7.500%, VAR LIBOR+6.750%, 10/16/2028	765	767
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.896%, VAR LIBOR+3.750%, 10/10/2025	2,375	1,930

72	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 02/04/2027	$3,471	$3,465
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 09/24/2025	1,198	1,182
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/2022	—	—
Life Time Fitness Inc., Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/10/2022	1,044	977
Maravai Intermediate Holdings, LLC, Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+4.250%, 10/15/2027	1,617	1,619
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
4.400%, VAR LIBOR+4.250%, 03/09/2026	126	125
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
4.400%, VAR LIBOR+4.250%, 03/09/2026	2,770	2,745
Navicure Inc., Initial Term Loan, 1st Lien
4.146%, VAR LIBOR+4.000%, 10/22/2026 (D)	266	261
NBTY (Nature’s Bounty), Term Loan, 1st Lien
3.646%, VAR LIBOR+3.500%, 09/26/2024	2,307	2,256
Option Care Health, Inc., Term B Loan, 1st Lien
4.396%, VAR LIBOR+4.250%, 08/06/2026	3,087	3,075
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan, 1st Lien
3.390%, VAR LIBOR+3.250%, 06/30/2025	1,212	1,187
Precision Medicine Group, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 10/29/2027	2,067	2,049
Radnet Management, Inc., Term B-1 Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 06/30/2023	1,082	1,077

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/2026	$3,407	$3,404
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/2024	744	647
Tecostar Holdings, 2017 Term Loan
4.500%, VAR LIBOR+3.500%, 05/01/2024	365	355
Universal Hospital/Agiliti Health, Incremental Term Loan, 1st Lien
3.750%, 01/04/2026 (A)(C)	692	686
WCG Purchaser Corp., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 01/08/2027	1,720	1,718

		34,462

Home Furnishings — 0.4%
Diamond (BC) B.V., New Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 09/06/2024	854	844
6.000%, VAR LIBOR+5.000%, 09/26/2024	2	2
Hillman Group, Inc., The, Initial Term Loan, 1st Lien
4.146%, VAR LIBOR+4.000%, 05/30/2025	2,029	2,009
Pactiv Evergreen Inc., Tranche B-1 U.S. Term Loan, 1st Lien
2.896%, VAR LIBOR+2.750%, 02/05/2023 (C)	526	519

		3,374

Industrial Equipment — 1.4%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 09/30/2027	3,003	2,994
CPI Holdco, LLC, Closing Date Term Loan, 1st Lien
4.396%, VAR LIBOR+4.250%, 11/04/2026	1,322	1,313
Dynacast International LLC, Term B-2 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 01/28/2022	2,610	2,467
Pro Mach Group, Inc., Third Amendment Delayed Draw Term Loan, 1st Lien
0.000%, 03/07/2025 (E)	389	400

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	73

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Pro Mach Group, Inc., Third Amendment Incremental Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 03/07/2025	$767	$749
Restaurant Technologies, Inc., Initial Loan, 2nd Lien
6.656%, VAR LIBOR+6.500%, 10/01/2026	119	111
Star US Bidco LLC, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 03/17/2027	2,540	2,458
TMK Hawk Parent, Corp., Initial Tranche A Loan (Super Senior Priority), Term Loan
8.500%, 05/30/2024 (A)	715	686
TMK Hawk Parent, Corp., Initial Tranche B Loan (Super Senior Priority), Term Loan
4.500%, VAR LIBOR+3.500%, 08/28/2024	958	819
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan (2018), 1st Lien
2.647%, VAR LIBOR+2.500%, 10/23/2025	1,955	1,839

		13,836

Information Technology — 0.3%
Infoblox, Cov-Lite, 2nd Lien
8.000%, VAR LIBOR+7.250%, 10/06/2028 (C)	1,118	1,122
Mitchell International, Inc., Initial Term Loan, 1st Lien
3.396%, VAR LIBOR+3.250%, 11/29/2024	1,849	1,785

		2,907

Insurance — 1.7%
Acrisure, LLC, 2020 Term Loan, 1st Lien
3.646%, VAR LIBOR+3.500%, 02/15/2027	3,726	3,643
Alliant Holdings Intermediate, LLC, Term Loan B2, 1st Lien
3.393%, VAR LIBOR+3.000%, 05/09/2025	795	775
AqGen Ascensus, Inc., Seventh Amendment Replacement Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 12/03/2026	545	540
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
6.646%, VAR LIBOR+6.000%, 08/04/2025	2,357	2,370

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Broadstreet Partners, Cov-Lite, Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 01/27/2027	$1,338	$1,318
Cross Financial Corp., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 09/15/2027	1,250	1,247
HIG Finance 2 Limited, 2020 Dollar Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/22/2027 (C)	1,022	1,014
Hub International Limited, B-2 Incremental Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 04/25/2025	786	786
Hyperion Insurance, Delayed Draw, Term Loan, 1st Lien
0.000%, 10/22/2027 (A)(C)(E)	384	381
OneDigital Borrower LLC, Delayed Draw Term Loan, 1st Lien
5.250%, 10/29/2027 (A)(C)	330	327
OneDigital Borrower LLC, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 10/29/2027 (C)	1,780	1,768
USI, Inc., 2019 New Term Loan, 1st Lien
4.220%, VAR LIBOR+4.000%, 12/02/2026	1,999	1,990

		16,159

Leasing — 0.4%
AVSC Holding Corp., Initial Term Loan, 1st Lien
5.580%, VAR LIBOR+3.250%, 03/03/2025	43	37
4.250%, VAR LIBOR+3.250%, 03/03/2025	2,422	2,135
Hyland Software, Inc., Initial Term Loan, 2nd Lien
7.750%, VAR LIBOR+7.000%, 07/07/2025	1,624	1,632

		3,804

Leisure Goods/Activities/Movies — 1.0%
Alterra Mountain Company, Additional Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 08/01/2026 (C)	1,413	1,413
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.230%, VAR LIBOR+3.000%, 04/22/2026 (C)	2	2

74	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Formula One Management Limited, Facility B3 (USD), 1st Lien
3.500%, VAR LIBOR+2.500%, 02/01/2024 (C)	$741	$720
Hoya Midco, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/30/2024 (C)	1,309	1,183
Live Nation Entertainment, Inc., Term B-4 Loan, 1st Lien
1.938%, VAR LIBOR+1.750%, 10/19/2026	270	259
NewCo I B.V., Facility AV1, 1st Lien
3.673%, VAR LIBOR+3.500%, 01/31/2029	728	719
UFC Holdings, LLC, B-2 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/29/2026	770	759
UFC Holdings, LLC, Term B-1 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/29/2026	3,075	3,042
United PF Holdings, LLC, Initial Term Loan, 1st Lien
4.220%, VAR LIBOR+4.000%, 12/30/2026	1,259	1,167
UPC Financing Partnership , Facility AV, 1st Lien
3.677%, VAR LIBOR+3.500%, 01/31/2029	728	720

		9,984

Lodging & Casinos — 0.2%
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.646%, VAR LIBOR+4.500%, 07/21/2025	900	891
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
6.375%, VAR LIBOR+4.000%, 10/13/2023	1,476	1,370

		2,261

Media — 0.2%
Merrill Communications, LLC, Term Loan B (2019), 2nd Lien
6.000%, 10/05/2026 (A)	1,840	1,829

Oil & Gas — 0.3%
Equinox Fitness Clubs, Term Loan B-1, 1st Lien
4.000%, VAR LIBOR+4.500%, 03/08/2024	856	717

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Equinox Fitness Clubs, Term Loan B-2, 1st Lien
10.000%, VAR LIBOR+9.000%, 03/08/2024	$763	$763
Medallion Midland, Term Loan B, 1st Lien
4.250%, VAR LIBOR+3.250%, 10/30/2024	785	751
Woodford Express LLC, Term Loan B, 1st Lien
6.000%, VAR LIBOR+5.000%, 01/27/2025	1,458	991

		3,222

Personal Transportation — 0.1%
JetBlue Airways Corporation, Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/17/2024	723	734

Printing, Publishing & Broadcasting — 0.0%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1st Lien
3.666%, VAR LIBOR+3.500%, 08/21/2026	1	1

Professional & Business Services — 1.1%
Applied Systems, Inc., Initial Term Loan, 2nd Lien
8.000%, VAR LIBOR+7.000%, 09/19/2025	1,819	1,823
Big Ass Fans, LLC, Repricing Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 05/21/2024	2,040	1,999
Brookfield Property REIT Inc., Intial Term Loan A-2, 1st Lien
3.146%, VAR LIBOR+2.250%, 08/28/2023	499	459
GFL Environmental, Incremental Term Loan, 2nd Lien
4.000%, VAR LIBOR+3.250%, 05/30/2025	2,619	2,612
Hanger, Inc., Term Loan B, 1st Lien
3.646%, VAR LIBOR+3.500%, 03/06/2025 (C)	447	444
Learning Care, Term Loan B, 1st Lien
4.250%, VAR LIBOR+3.250%, 03/13/2025	1,727	1,635
0.250%, VAR LIBOR+3.250%, 03/13/2025	396	375
SAI Global, Term Loan B, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/20/2023	1,962	1,589

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	75

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Sedgwick CMS,Term Loan B,1st Lien
4.146%, VAR LIBOR+4.000%, 09/03/2026	$119	$117

		11,053

Publishing — 0.4%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1st Lien
3.714%, VAR LIBOR+3.500%, 08/21/2026 (C)	1,104	1,038
Dun & Bradstreet Corporation, The, Initial Term Borrowing, 1st Lien
3.893%, VAR LIBOR+3.750%, 02/06/2026 (C)	3,080	3,058

		4,096

Real Estate — 0.1%
BrookField Property REIT Inc., Initial Term A-2 Loan
3.146%, VAR LIBOR+2.250%, 08/28/2023	1,296	1,191

Retail Food & Drug — 0.2%
Albany Molecular Research, Inc., Cov-Lite, 1st Lien
4.250%, VAR LIBOR+3.000%, 08/30/2024	6	6
Albany Molecular Research, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 08/30/2024 (C)	2,209	2,201

		2,207

Retailers (except food & drug) — 0.3%
Bass Pro Group, LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+5.000%, 09/25/2024	516	515
Learning Care Group (US) No. 2 Inc., 2020 Incremental Term Loan
9.500%, VAR LIBOR+8.500%, 03/13/2025	524	526
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 05/14/2026	2,412	2,305

		3,346

Securities & Trusts — 0.2%
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.361%, VAR LIBOR+3.000%, 03/28/2025	2,186	2,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Surface Transport — 0.3%
Dynasty Acquisition Co., Inc., 2020 Term B-1Loan, 1st Lien
3.720%, VAR LIBOR+3.500%, 04/06/2026	$1,317	$1,227
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
3.720%, VAR LIBOR+3.500%, 04/06/2026	708	659
Lineage Logistics, LLC, Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 02/27/2025	1,046	1,039

		2,925

Telecommunications — 1.2%
Avaya Inc., Tranche B Term Loan, 1st Lien
4.391%, VAR LIBOR+4.250%, 12/15/2024	845	844
Genesis Energy, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/08/2027 (C)	2,604	2,593
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Term Loan
4.750%, VAR LIBOR+4.000%, 05/01/2026	1,103	1,086
Intelsat Jackson Holdings S.A., DIP Facility, 1st Lien
6.500%, VAR LIBOR+5.500%, 07/13/2022	118	120
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
8.000%, VAR Prime Rate by Country+4.750%, 11/27/2023	1,953	1,974
Intelsat Jackson Holdings S.A., Tranche B-4 Term Loan, 1st Lien
8.750%, VAR Prime Rate by Country+5.500%, 01/02/2024	355	359
Iridium Satellite LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 11/04/2026	3,015	3,014
Lumos Networks, Term Loan B, 1st Lien
5.000%, VAR LIBOR+4.000%, 11/17/2024	372	370
MTN Infrastructure TopCo, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 11/15/2024	1,031	1,014

76	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.146%, VAR LIBOR+3.000%, 03/09/2027 (C)	$540	$530

		11,904

Utilities — 0.2%
Edgewater Generation, L.L.C., Term Loan, 1st Lien
3.896%, VAR LIBOR+3.750%, 12/13/2025	599	585
Granite Acquisition, Inc., Term B Loan (First Lien)
4.750%, VAR LIBOR+3.750%, 10/15/2021	1,380	1,377
Traverse Midstream Partners LLC, Advance, 1st Lien
6.500%, VAR LIBOR+5.500%, 09/27/2024 (D)	397	373

		2,335

Total Loan Participations (Cost $289,438) ($ Thousands)		287,888

ASSET-BACKED SECURITIES — 25.7%

Automotive — 4.1%

Ally Auto Receivables Trust, Ser 2019-4, Cl A3
1.840%, 06/17/2024	1,070	1,087
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl A
2.440%, 12/12/2022 (B)	25	25
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl A
1.890%, 04/13/2023 (B)	126	126
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl A
0.620%, 10/13/2023 (B)	217	218
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl A
0.530%, 03/13/2024 (B)	375	375
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	190	190
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	520	520
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (B)	8	8
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (B)	155	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avid Automobile Receivables Trust, Ser 2019-1, Cl A
2.620%, 02/15/2024 (B)	$919	$928
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-1A, Cl A
3.450%, 03/20/2023 (B)	2,000	2,053
BMW Vehicle Owner Trust, Ser 2020-A, Cl A2
0.390%, 02/27/2023	190	190
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A
1.770%, 11/21/2022 (B)	317	319
CarMax Auto Owner Trust, Ser 2018-2, Cl A3
2.980%, 01/17/2023	2,048	2,073
CarMax Auto Owner Trust, Ser 2020-4, Cl A2
0.310%, 01/16/2024	395	395
CarMax Auto Owner Trust, Ser 2020-4, Cl A3
0.500%, 08/15/2025	1,000	1,003
Carvana Auto Receivables Trust, Ser 2019-4A, Cl A2
2.200%, 07/15/2022 (B)	48	48
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (B)	29	29
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (B)	209	210
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (B)	434	441
CPS Auto Receivables Trust, Ser 2020-A, Cl A
2.090%, 05/15/2023 (B)	120	121
CPS Auto Receivables Trust, Ser 2020-C, Cl A
0.630%, 03/15/2024 (B)	246	246
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (B)	600	614
Drive Auto Receivables Trust, Ser 2019-4, Cl A3
2.160%, 05/15/2023	219	220
Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.020%, 11/15/2023	200	202
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	115	115
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (B)	34	34
DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/2023 (B)	91	92
DT Auto Owner Trust, Ser 2020-3A, Cl A
0.540%, 04/15/2024 (B)	287	287

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	77

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2019-3, Cl A2
2.060%, 05/20/2025 (B)	$404	$411
Enterprise Fleet Financing LLC, Ser 2020-2, Cl A1
0.240%, 10/20/2021 (B)	363	363
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl A
2.050%, 06/15/2023 (B)	72	72
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/2023 (B)	1,290	1,293
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.460%, 10/17/2022	360	360
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (B)	32	32
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (B)	114	116
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (B)	229	231
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (B)	221	224
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (B)	222	225
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (B)	88	88
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (B)	575	575
Ford Credit Auto Lease Trust, Ser 2019-A, Cl A4
2.980%, 06/15/2022	150	152
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A2
1.800%, 07/15/2022	172	173
Ford Credit Auto Lease Trust, Ser 2020-B, Cl A2A
0.500%, 12/15/2022	225	225
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (B)	450	465
Ford Credit Auto Owner Trust, Ser 2020-B,Cl A2
0.500%, 02/15/2023	567	568
Ford Credit Auto Owner Trust, Ser 2020-C, Cl A2
0.250%, 10/15/2023	320	320
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl A2
1.970%, 09/15/2023 (B)	197	198
GLS Auto Receivables Issuer Trust, Ser 2019-1A, Cl A
3.370%, 01/17/2023 (B)	37	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl A
2.580%, 07/17/2023 (B)	$120	$121
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (B)	121	122
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (B)	164	166
GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl A
0.690%, 10/16/2023 (B)	144	144
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (B)	30	30
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (B)	1	1
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A2A
0.710%, 10/20/2022	136	136
GM Financial Automobile Leasing Trust, Ser 2020-3, Cl A2A
0.350%, 11/21/2022	305	305
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A2
0.350%, 07/17/2023	460	460
GM Financial Consumer Automobile Receivables Trust, Ser 2020-4, Cl A2
0.260%, 11/16/2023	145	145
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (B)	344	349
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A2
0.740%, 11/15/2022	78	78
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A3
0.820%, 07/15/2024	3,000	3,027
Hyundai Auto Lease Securitization Trust, Ser 2020-B, Cl A2
0.360%, 01/17/2023 (B)	335	335
Hyundai Auto Receivables Trust, Ser 2017-A, Cl B
2.380%, 04/17/2023	1,000	1,007
Mercedes-Benz Auto Lease Trust, Ser 2020- A, Cl A2
1.820%, 03/15/2022	76	77
Mercedes-Benz Auto Receivables Trust, Ser 2020-1, Cl A2
0.460%, 03/15/2023	290	290
Nissan Auto Lease Trust, Ser 2020-A, Cl A2A
1.800%, 05/16/2022	239	240
Nissan Auto Lease Trust, Ser 2020-B, Cl A2
0.340%, 12/15/2022	390	390

78	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust, Ser 2020-B, Cl A2A
0.470%, 10/17/2022	$450	$451
Prestige Auto Receivables Trust, Ser 2020-1A, Cl A2
0.520%, 02/15/2024 (B)	480	480
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (B)	250	253
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl A2
0.380%, 02/15/2023 (B)	400	400
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.620%, 05/15/2023	272	272
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	1,000	1,011
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A2
0.460%, 09/15/2023	245	245
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A2
0.420%, 09/15/2023	595	595
Santander Retail Auto Lease Trust, Ser 2020- B, Cl A2
0.420%, 11/20/2023 (B)	315	315
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (B)	475	482
Securitized Term Auto Receivables Trust, Ser 2019-CRTA, Cl D
4.572%, 03/25/2026 (B)	781	802
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (B)	115	115
Tesla Auto Lease Trust, Ser 2020-A, Cl B
1.180%, 01/22/2024 (B)	1,000	1,012
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl C
1.910%, 09/15/2026 (B)	2,000	1,994
United Auto Credit Securitization Trust, Ser 2020-1, Cl A
0.850%, 05/10/2022 (B)	83	83
Volkswagen Auto Lease Trust, Ser 2020-A, Cl A2
0.270%, 04/20/2023	635	633
Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A2A
0.930%, 12/20/2022	1,710	1,715
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl D
3.280%, 12/15/2022 (B)	328	329

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/2022 (B)	$26	$26
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl A2A
0.930%, 02/15/2024 (B)	588	590
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.560%, 05/15/2024 (B)	525	525
Wheels SPV 2 LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (B)	200	200
World Omni Auto Receivables Trust, Ser 2020-B, Cl A2A
0.550%, 07/17/2023	285	285
World Omni Auto Receivables Trust, Ser 2020-C, Cl A2
0.350%, 12/15/2023	540	540
World Omni Automobile Lease Securitization Trust, Ser 2020-B, Cl A2
0.320%, 09/15/2023	125	125
World Omni Select Auto Trust, Ser 2020-A, Cl A2
0.470%, 06/17/2024	330	330

		39,685

Credit Cards — 0.4%

Capital One Multi-Asset Execution Trust, Ser 2018-A2, Cl A2
0.491%, VAR ICE LIBOR USD 1 Month+0.350%, 03/16/2026	2,000	2,003
Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2
0.477%, VAR ICE LIBOR USD 1 Month+0.330%, 01/20/2025	2,000	2,003
Master Credit Card Trust II, Ser 2019-2A, Cl A
0.536%, VAR ICE LIBOR USD 1 Month+0.390%, 01/21/2023 (B)	330	331
Trillium Credit Card Trust II, Ser 2020-1A, Cl A
0.516%, VAR ICE LIBOR USD 1 Month+0.370%, 12/26/2024 (B)	405	405

		4,742

Mortgage Related Securities — 2.6%

ABFC Trust, Ser 2002-NC1, Cl M1
1.170%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2032	2,388	2,373
ABFC Trust, Ser 2004-HE1, Cl M1
1.050%, VAR ICE LIBOR USD 1 Month+0.900%, 03/25/2034	965	957

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	79

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ABFC Trust, Ser 2005-OPT1, Cl M1
0.840%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035	$901	$898
ABFC Trust, Ser 2005-WF1, Cl M1
0.690%, VAR ICE LIBOR USD 1 Month+0.540%, 11/25/2034	1,095	1,090
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.830%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	32	32
Accredited Mortgage Loan Trust, Ser 2006-2, Cl M1
0.420%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2036	1,230	1,108
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
2.025%, VAR ICE LIBOR USD 1 Month+1.875%, 11/25/2050	1,606	1,604
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
1.050%, VAR ICE LIBOR USD 1 Month+0.900%, 09/25/2034	1,643	1,638
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A2
6.054%, 12/25/2037 (A)	572	593
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A3
6.193%, 12/25/2037 (A)	213	222
GSAA Home Equity Trust, Ser 2005-11, Cl 2A2
0.790%, VAR ICE LIBOR USD 1 Month+0.640%, 10/25/2035	1,742	1,772
Home Equity Asset Trust, Ser 2005-5, Cl M2
0.914%, VAR ICE LIBOR USD 1 Month+0.765%, 11/25/2035	92	92
Home Equity Asset Trust, Ser 2005-7, Cl M1
0.600%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	1,561	1,556
Irwin Home Equity Loan Trust, Ser 2006-1,Cl 2A3
6.270%, 09/25/2035 (B)	931	966
Master Asset-Backed Securities Trust,Ser 2006-NC3, Cl A3
0.250%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,270	1,469
Morgan Stanley Capital I Trust, Ser 2004- HE7, Cl M1
1.050%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	2,153	2,126
Morgan Stanley Capital I Trust, Ser 2005- HE2, Cl M1
0.750%, VAR ICE LIBOR USD 1 Month+0.600%, 01/25/2035	812	809

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
1.575%, VAR ICE LIBOR USD 1 Month+1.425%, 02/25/2033	$4	$4
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
1.010%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032 (B)	1,794	1,787
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
0.915%, VAR ICE LIBOR USD 1 Month+0.765%, 09/25/2035	609	611
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
0.860%, VAR ICE LIBOR USD 1 Month+0.710%, 12/25/2033	2,082	2,047
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M5
1.875%, VAR ICE LIBOR USD 1 Month+1.725%, 03/25/2035	1,069	1,076
Option One Mortgage Loan Trust, Ser 2003-4, Cl A1
0.790%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2033	–	–
Structured Asset Securities Mortgage Loan Trust, Ser 2005-NC2, Cl M4
0.855%, VAR ICE LIBOR USD 1 Month+0.705%, 05/25/2035	1,251	1,245

		26,075

Other Asset-Backed Securities — 18.6%

321 Henderson Receivables I LLC, Ser 2007-1A, Cl A1
0.341%, VAR ICE LIBOR USD 1 Month+0.200%, 03/15/2042 (B)	1,839	1,747
ACIS CLO, Ser 2017-7A, Cl B
1.964%, VAR ICE LIBOR USD 3 Month+1.750%, 05/01/2027 (B)	1,500	1,494
Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (B)	106	108
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (B)	275	276
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	370	370
Allegro CLO I, Ser 2017-1A, Cl A2R
1.864%, VAR ICE LIBOR USD 3 Month+1.650%, 01/30/2026 (B)	240	240

80	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ameriquest Mortgage Securities Pass-Through Certificates, Ser 2004-R2, Cl A1A
0.840%, VAR ICE LIBOR USD 1 Month+0.690%, 04/25/2034	$359	$359
AMMC CLO, Ser 2017-16A, Cl CR
2.579%, VAR ICE LIBOR USD 3 Month+2.350%, 04/14/2029 (B)	1,000	991
Apidos CLO XII, Ser 2018-12A, Cl AR
1.317%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (B)	725	718
Ares XLIII CLO, Ser 2017-43A, Cl D
3.977%, VAR ICE LIBOR USD 3 Month+3.740%, 10/15/2029 (B)	700	682
Avant Loans Funding Trust, Ser 2019-B, Cl A
2.720%, 10/15/2026 (B)	96	97
Avery Point IV CLO, Ser 2014-1A, Cl D
3.715%, VAR ICE LIBOR USD 3 Month+3.500%, 04/25/2026 (B)	800	793
Avery Point IV CLO, Ser 2017-1A, Cl AR
1.315%, VAR ICE LIBOR USD 3 Month+1.100%, 04/25/2026 (B)	65	65
Avery Point IV CLO, Ser 2017-1A, Cl CR
2.565%, VAR ICE LIBOR USD 3 Month+2.350%, 04/25/2026 (B)	2,000	1,992
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(B)	1,585	1,612
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	529	543
Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Cl 2M2
1.650%, VAR ICE LIBOR USD 1 Month+1.500%, 12/25/2044	1,986	1,976
Black Diamond CLO, Ser 2017-1A, Cl A1A
1.505%, VAR ICE LIBOR USD 3 Month+1.290%, 04/24/2029 (B)	2,000	1,988
BlueMountain CLO, Ser 2017-2A, Cl A1R
1.396%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/2030 (B)	913	908
BlueMountain CLO, Ser 2018-2A, Cl A
1.331%, VAR ICE LIBOR USD 3 Month+1.110%, 08/15/2031 (B)	3,455	3,428
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
0.390%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (B)	216	215
Brazos Student Finance, Ser 2010-1, Cl A1
1.125%, VAR ICE LIBOR USD 3 Month+0.900%, 06/25/2035	1,342	1,334
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (B)	1,369	1,419

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
1.188%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (B)	$648	$641
Cent CLO XXIV, Ser 2018-24A, Cl A2R
1.887%, VAR ICE LIBOR USD 3 Month+1.650%, 10/15/2026 (B)	1,000	991
CIFC Funding, Ser 2017-5A, Cl A1
1.398%, VAR ICE LIBOR USD 3 Month+1.180%, 11/16/2030 (B)	1,717	1,708
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
1.500%, VAR ICE LIBOR USD 1 Month+1.350%, 10/25/2037 (B)	–	–
Citigroup Mortgage Loan Trust, Ser 2007-WFH4, Cl A2C
1.450%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2037	519	517
CNH Equipment Trust, Ser 2019-B, Cl A2
2.550%, 09/15/2022	359	360
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/2023	135	135
Cole Park CLO, Ser 2018-1A, Cl AR
1.268%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (B)	700	699
Columbia Cent CLO, Ser 2018-27A, Cl A1
1.365%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (B)	600	597
Conn’s Receivables Funding LLC, Ser 2020-A,Cl A
1.710%, 06/16/2025 (B)	337	338
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A
2.260%, 03/15/2028 (B)	252	254
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/15/2051 (B)	2,295	2,400
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB7, Cl M1
0.765%, VAR ICE LIBOR USD 1 Month+0.615%, 11/25/2035	1,601	1,595
CWABS Revolving Home Equity Loan Trust, Ser 2004-I, Cl A
0.431%, VAR ICE LIBOR USD 1 Month+0.290%, 02/15/2034	1,693	1,680
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Ser 2006-RES, Cl 4L1A
0.421%, VAR ICE LIBOR USD 1 Month+0.280%, 02/15/2034 (B)	731	721
CWHEQ Revolving Home Equity Loan Trust,Ser 2006-I, Cl 2A
0.281%, VAR ICE LIBOR USD 1 Month+0.140%, 01/15/2037	1,366	1,304

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	81

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DB Master Finance LLC, Ser 2019-1A, Cl A2I
3.787%, 05/20/2049 (B)	$119	$122
Dell Equipment Finance Trust, Ser 2018-2, Cl A3
3.370%, 10/22/2023 (B)	627	632
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR
1.868%, VAR ICE LIBOR USD 3 Month+1.650%, 10/20/2028 (B)	1,000	976
Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Cl A2I
1.465%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	3,880	3,886
ECMC Group Student Loan Trust, Ser 2020-3A, Cl A1B
1.174%, VAR ICE LIBOR USD 1 Month+1.000%, 01/27/2070 (B)	1,000	1,003
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A1
0.950%, VAR ICE LIBOR USD 1 Month+0.800%, 06/25/2026 (B)	6	6
Educational Funding of the South, Ser 2011-1, Cl A2
0.865%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	229	228
Elara HGV Timeshare Issuer, Ser 2017-A, Cl A
2.690%, 03/25/2030 (B)	751	771
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
0.915%, VAR ICE LIBOR USD 1 Month+0.765%, 10/25/2035	1,432	1,430
First Franklin Mortgage Loan Trust, Ser 2006-FFA, Cl A3
0.390%, VAR ICE LIBOR USD 1 Month+0.240%, 09/25/2026	7	7
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 09/17/2025 (B)	689	694
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	614	615
Gallatin CLO VIII, Ser 2017-1A, Cl B
1.887%, VAR ICE LIBOR USD 3 Month+1.650%, 07/15/2027 (B)	1,500	1,479
Great American Auto Leasing, Ser 2019-1, Cl A2
2.970%, 06/15/2021 (B)	20	20
GreatAmerica Leasing Receivables Funding LLC, Ser 2020-1, Cl A2
1.760%, 06/15/2022 (B)	369	372
Greenpoint Manufactured Housing, Ser 1999-5, Cl M1A
8.300%, 10/15/2026 (A)	295	303

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Greenpoint Manufactured Housing, Ser 2000-4, Cl A3
2.146%, VAR ICE LIBOR USD 1 Month+2.000%, 08/21/2031	$2,000	$1,936
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
1.247%, VAR ICE LIBOR USD 3 Month+1.010%, 04/15/2031 (B)	1,367	1,352
GSAMP Trust, Ser 2005-HE6, Cl M1
0.810%, VAR ICE LIBOR USD 1 Month+0.660%, 11/25/2035	36	36
GSAMP Trust, Ser 2005-SEA2, Cl B1
2.025%, VAR ICE LIBOR USD 1 Month+1.875%, 01/25/2045 (B)	1,442	1,444
Home Partners of America Trust, Ser 2017-1, Cl A
0.953%, VAR ICE LIBOR USD 1 Month+0.817%, 07/17/2034 (B)	3,823	3,810
Home Partners of America Trust, Ser 2017-1, Cl B
1.486%, VAR ICE LIBOR USD 1 Month+1.350%, 07/17/2034 (B)	2,250	2,247
Home Partners of America Trust, Ser 2018-1, Cl A
1.037%, VAR ICE LIBOR USD 1 Month+0.900%, 07/17/2037 (B)	1,511	1,514
HPEFS Equipment Trust, Ser 2019-1A, Cl A2
2.190%, 09/20/2029 (B)	76	77
HPEFS Equipment Trust, Ser 2020-1A, Cl A2
1.730%, 02/20/2030 (B)	189	191
HPEFS Equipment Trust, Ser 2020-2A, Cl A2
0.650%, 07/22/2030 (B)	825	827
Invitation Homes Trust, Ser 2017-SFR2, Cl A
0.986%, VAR ICE LIBOR USD 1 Month+0.850%, 12/17/2036 (B)	1,214	1,215
Invitation Homes Trust, Ser 2017-SFR2, Cl B
1.286%, VAR ICE LIBOR USD 1 Month+1.150%, 12/17/2036 (B)	1,000	998
Invitation Homes Trust, Ser 2018-SFR1, Cl A
0.836%, VAR ICE LIBOR USD 1 Month+0.700%, 03/17/2037 (B)	1,753	1,738
Invitation Homes Trust, Ser 2018-SFR1, Cl C
1.386%, VAR ICE LIBOR USD 1 Month+1.250%, 03/17/2037 (B)	2,000	2,008
Invitation Homes Trust, Ser 2018-SFR3, Cl A
1.136%, VAR ICE LIBOR USD 1 Month+1.000%, 07/17/2037 (B)	2,005	2,008
Invitation Homes Trust, Ser 2018-SFR3, Cl C
1.436%, VAR ICE LIBOR USD 1 Month+1.300%, 07/17/2037 (B)	2,000	1,995
Invitation Homes Trust, Ser 2018-SFR4, Cl A
1.236%, VAR ICE LIBOR USD 1 Month+1.100%, 01/17/2038 (B)	692	697

82	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Iowa State Student Loan Liquidity, Ser 2011-1, Cl A
1.475%, VAR ICE LIBOR USD 3 Month+1.250%, 06/25/2042	$363	$364
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
1.223%, VAR ICE LIBOR USD 1 Month+1.050%, 11/25/2050	2,000	2,003
Keycorp Student Loan Trust, Ser 2000-B, Cl A2
0.525%, VAR ICE LIBOR USD 3 Month+0.310%, 07/25/2029	1,080	1,069
KKR CLO, Ser 2018-21, Cl A
1.237%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (B)	580	574
Kubota Credit Owner Trust, Ser 2020-2A, Cl A2
0.410%, 06/15/2023 (B)	160	160
LCM XXV, Ser 2017-25A, Cl A
1.428%, VAR ICE LIBOR USD 3 Month+1.210%, 07/20/2030 (B)	3,828	3,806
Long Beach Mortgage Loan Trust, Ser 2004-1, Cl M1
0.900%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2034	760	743
Long Beach Mortgage Loan Trust, Ser 2004-1, Cl M2
0.975%, VAR ICE LIBOR USD 1 Month+0.825%, 02/25/2034	2,331	2,326
Madison Park Funding XII, Ser 2017-12A, Cl AR
1.478%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (B)	25	25
Madison Park Funding XV, Ser 2017-15A, Cl A2R
1.717%, VAR ICE LIBOR USD 3 Month+1.500%, 01/27/2026 (B)	550	547
Madison Park Funding XXX, Ser 2018-30A, Cl A
0.987%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (B)	1,000	990
Magnetite VIII, Ser 2018-8A, Cl AR2
1.217%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (B)	780	773
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (B)	24	24
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (B)	80	81
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (B)	123	124
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (B)	63	63

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2020-2A, Cl A
1.020%, 09/16/2030 (B)	$153	$154
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	269	283
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065	1,949	1,960
Michigan Finance Authority, Ser 2015-1, Cl A1
0.897%, VAR ICE LIBOR USD 1 Month+0.750%, 04/29/2030	2,089	2,075
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	539	576
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	358	368
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (B)	135	136
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (B)	115	115
MP CLO VIII, Ser 2018-2A, Cl BR
1.642%, VAR ICE LIBOR USD 3 Month+1.420%, 10/28/2027 (B)	2,000	1,976
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (B)	778	780
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (B)	1,116	1,123
Nationstar HECM Loan Trust, Ser 2019-2A, Cl A
2.272%, 11/26/2029 (A)(B)	81	81
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (B)	3,036	3,082
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (B)	664	668
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (B)	1,199	1,205
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	2,000	2,016
Nelnet Student Loan Trust, Ser 2007-1, Cl B1
0.357%, VAR ICE LIBOR USD 3 Month+0.150%, 08/25/2037	51	51
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1B
1.380%, VAR ICE LIBOR USD 1 Month+1.200%, 09/25/2060	1,200	1,213
New Residential Mortgage LLC, Ser 2018-FNT1, Cl B
3.910%, 05/25/2023 (B)	1,340	1,335

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	83

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (B)	$1,661	$1,649
NRZ Excess Spread-Collateralized Notes,Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (B)	2,000	2,004
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (B)	1,559	1,560
OCP CLO, Ser 2017-10A, Cl BR
2.065%, VAR ICE LIBOR USD 3 Month+1.850%, 10/26/2027 (B)	2,000	1,966
OCP CLO, Ser 2017-8A, Cl A1R
1.068%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (B)	225	224
OneMain Financial Issuance Trust, Ser 2019-2A, Cl A
3.140%, 10/14/2036 (B)	1,117	1,208
OneMain Financial Issuance Trust, Ser 2020-1A, Cl A
3.840%, 05/14/2032 (B)	500	528
OneMain Financial Issuance Trust, Ser 2020-2A, Cl A
1.750%, 09/14/2035 (B)	1,253	1,272
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (B)	1,500	1,530
OZLM XII, Ser 2018-12A, Cl A1R
1.264%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (B)	424	423
Palmer Square Loan Funding, Ser 2018-4A, Cl A1
1.121%, VAR ICE LIBOR USD 3 Month+0.900%, 11/15/2026 (B)	1,072	1,067
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (B)	190	192
PFS Financing, Ser 2020-G, Cl A
0.970%, 02/15/2026 (B)	1,057	1,060
Recette CLO, Ser 2017-1A, Cl DR
2.968%, VAR ICE LIBOR USD 3 Month+2.750%, 10/20/2027 (B)	1,000	1,000
SACO I Trust, Ser 2005-GP1, Cl A1
0.510%, VAR ICE LIBOR USD 1 Month+0.360%, 08/25/2030	122	121
SACO I Trust, Ser 2005-WM3, Cl A1
0.670%, VAR ICE LIBOR USD 1 Month+0.520%, 09/25/2035	113	113
SACO I Trust, Ser 2006-6, Cl A
0.410%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2036	377	371

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
0.300%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	$432	$430
SCF Equipment Leasing LLC, Ser 2020-1A, Cl A2
0.680%, 10/20/2025 (B)	320	320
Shackleton CLO, Ser 2015-8A, Cl A1R
1.138%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (B)	901	896
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
1.000%, VAR ICE LIBOR USD 1 Month+0.850%, 09/15/2054 (B)	2,500	2,472
SoFi Consumer Loan Program Trust, Ser 2019-1, Cl A
3.240%, 02/25/2028 (B)	77	78
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (B)	192	194
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (B)	208	210
SoFi Consumer Loan Program Trust, Ser 2020-1, Cl A
2.020%, 01/25/2029 (B)	163	165
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (B)	446	456
Sonic Capital LLC, Ser 2018-1A, Cl A2
4.026%, 02/20/2048 (B)	417	432
SpringCastle America Funding LLC, Ser 2020-AA, Cl A
1.970%, 09/25/2037 (B)	3,079	3,100
Starwood Waypoint Homes Trust, Ser 2017-1, Cl A
1.091%, VAR ICE LIBOR USD 1 Month+0.950%, 01/17/2035 (B)	2,386	2,384
Structured Asset Investment Loan Trust, Ser 2003-BC11, Cl A3
1.100%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2033	2,865	2,820
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
0.870%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	2,641	2,577
Structured Asset Investment Loan Trust,Ser 2004-8, Cl A8
1.150%, VAR ICE LIBOR USD 1 Month+1.000%, 09/25/2034	3,374	3,351

84	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
1.090%, VAR ICE LIBOR USD 1 Month+0.940%, 09/25/2034	$1,077	$1,058
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC3, Cl 2A3
0.330%, VAR ICE LIBOR USD 1 Month+0.180%, 05/25/2047	1,986	1,915
Symphony CLO XVIII, Ser 2016-18A, Cl B
2.009%, VAR ICE LIBOR USD 3 Month+1.800%, 01/23/2028 (B)	750	745
TAL Advantage VII LLC, Ser 2020-1A, Cl A
2.050%, 09/20/2045 (B)	3,460	3,467
TCI-Flatiron CLO, Ser 2017-1A, Cl B
1.782%, VAR ICE LIBOR USD 3 Month+1.560%, 11/18/2030 (B)	500	492
Telos CLO, Ser 2017-3A, Cl AR
1.518%, VAR ICE LIBOR USD 3 Month+1.300%, 07/17/2026 (B)	832	831
Textainer Marine Containers VIII, Ser 2020-2A, Cl A
2.100%, 09/20/2045 (B)	918	920
Textainer Marine Containers VIII, Ser 2020-3A, Cl A
2.110%, 09/20/2045 (B)	2,499	2,496
Thacher Park CLO, Ser 2017-1A, Cl AR
1.378%, VAR ICE LIBOR USD 3 Month+1.160%, 10/20/2026 (B)	407	407
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A11
3.000%, 11/25/2057 (A)(B)	103	104
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	22	22
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	35	35
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	31	32
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	108	109
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	225	229
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	403	413
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	333	341
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	1,519	1,573
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.750%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (B)	1,801	1,789

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	$382	$393
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058 (A)(B)	1,341	1,432
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
1.150%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2048 (B)	1,115	1,115
Towd Point Mortgage Trust, Ser 2020-MH1, Cl A1
2.250%, 02/25/2060 (A)(B)	2,615	2,669
Treman Park CLO, Ser 2018-1A, Cl ARR
1.288%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (B)	550	549
Trestles CLO, Ser 2017-1A, Cl A1A
1.505%, VAR ICE LIBOR USD 3 Month+1.290%, 07/25/2029 (B)	5,000	4,994
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (B)	564	565
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.127%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (B)	270	269
Venture XX CLO, Ser 2017-20A, Cl CR
2.137%, VAR ICE LIBOR USD 3 Month+1.900%, 04/15/2027 (B)	750	730
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	350	359
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	225	226
Volvo Financial Equipment LLC, Ser 2020-1A,Cl A2
0.370%, 04/17/2023 (B)	135	135
Voya CLO, Ser 2017-3A, Cl A1R
0.935%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (B)	501	499
Voya CLO, Ser 2018-3A, Cl A2R
1.618%, VAR ICE LIBOR USD 3 Month+1.400%, 10/18/2031 (B)	818	812
Voya CLO, Ser 2020-2A, Cl A1RR
1.238%, VAR ICE LIBOR USD 3 Month+1.020%, 04/17/2030 (B)	4,376	4,328
VSE VOI Mortgage, Ser 2017-A, Cl A
2.330%, 03/20/2035 (B)	1,109	1,131
Westgate Resorts LLC, Ser 2020-1A, Cl A
2.713%, 03/20/2034 (B)	1,799	1,843

		182,001

Total Asset-Backed Securities (Cost $251,461) ($ Thousands)		252,503

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	85

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 5.7%

Communication Services — 0.2%
Arches Buyer
4.250%, 06/01/2028 (B)	$291	$292
Cinemark USA
5.125%, 12/15/2022	580	563
Comcast
0.665%, VAR ICE LIBOR USD 3 Month+0.440%, 10/01/2021	700	702
Diamond Sports Group LLC
5.375%, 08/15/2026 (B)	508	394
NBCUniversal Enterprise
0.625%, VAR ICE LIBOR USD 3 Month+0.400%, 04/01/2021 (B)	300	300

		2,251

Consumer Discretionary — 0.4%
American Honda Finance MTN
0.329%, VAR ICE LIBOR USD 3 Month+0.120%, 01/21/2022	325	325
Ford Motor Credit LLC
1.503%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	500	493
Marriott International
0.876%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	350	350
0.846%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	475	475
Nissan Motor Acceptance MTN
1.114%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (B)	800	794
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (B)	1,100	1,144
Volkswagen Group of America Finance LLC
2.500%, 09/24/2021 (B)	200	203
1.154%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (B)	300	302

		4,086

Consumer Staples — 0.5%
Altria Group
4.750%, 05/05/2021	525	535
Bausch Health
5.000%, 02/15/2029 (B)	585	590
GEMS MENASA Cayman
7.125%, 07/31/2026 (B)	587	596
Global Medical Response
6.500%, 10/01/2025 (B)	890	917
Howard University
2.801%, 10/01/2023	240	250
2.638%, 10/01/2021	100	101
LifePoint Health
5.375%, 01/15/2029 (B)	306	306

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sabre Global
7.375%, 09/01/2025 (B)	$558	$601
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (B)	200	200
Viatris
1.125%, 06/22/2022 (B)	250	252

		4,348

Energy — 0.1%
Kinder Morgan Energy Partners
3.500%, 03/01/2021	200	201
Occidental Petroleum
1.163%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	300	298
Phillips 66
0.833%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	400	400

		899

Financials — 2.0%
ABN AMRO Bank MTN
0.628%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (B)	750	750
Assurant
1.483%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	97	97
Bank of Montreal MTN
0.766%, VAR United States Secured Overnight Financing Rate+0.680%, 03/10/2023	350	352
BPCE MTN
3.000%, 05/22/2022 (B)	450	467
Canadian Imperial Bank of Commerce
0.884%, VAR United States Secured Overnight Financing Rate+0.800%, 03/17/2023	300	303
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate+0.616%, 01/27/2023	300	305
Cooperatieve Rabobank UA
1.054%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,000	1,008
Credit Suisse Group Funding Guernsey
3.125%, 12/10/2020	450	450
Credit Suisse NY
0.550%, VAR United States Secured Overnight Financing Rate+0.450%, 02/04/2022	600	601
Danske Bank
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (B)	250	254
2.000%, 09/08/2021 (B)	200	203

86	SEI Institutional Investments Trust /Semi-Annual Report /November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Deutsche Bank NY
4.250%, 02/04/2021	$300	$302
1.031%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	550	550
Goldman Sachs Group
1.325%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	753
HSBC Holdings
4.000%, 03/30/2022	200	209
ING Groep
1.368%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	700	708
Intercontinental Exchange
0.903%, VAR ICE LIBOR USD 3 Month+0.650%, 06/15/2023	325	326
Marsh & McLennan
3.500%, 12/29/2020	95	95
Metropolitan Life Global Funding I MTN
0.653%, VAR United States Secured Overnight Financing Rate+0.570%, 01/13/2023 (B)	350	352
Mizuho Financial Group
0.837%, VAR ICE LIBOR USD 3 Month+0.630%, 05/25/2024	525	526
Morgan Stanley
1.398%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	625	626
Morgan Stanley MTN
0.782%, VAR United States Secured Overnight Financing Rate+0.700%, 01/20/2023	400	401
National Australia Bank
1.875%, 12/13/2022	250	258
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.770%, 08/15/2023	250	252
Nationwide Building Society
2.000%, 01/27/2023 (B)	200	206
NFP
7.000%, 05/15/2025 (B)	733	784
NMI Holdings
7.375%, 06/01/2025 (B)	266	294
Pacific Life Global Funding II
0.500%, 09/23/2023 (B)	185	185
PNC Bank
0.530%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	350	351
Royal Bank of Canada MTN
0.532%, VAR United States Secured Overnight Financing Rate+0.450%, 10/26/2023	225	225

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander UK
2.100%, 01/13/2023	$200	$207
Standard Chartered
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (B)	345	350
Toronto-Dominion Bank MTN
0.562%, VAR United States Secured Overnight Financing Rate+0.480%, 01/27/2023	250	251
0.534%, VAR United States Secured Overnight Financing Rate+0.450%, 09/28/2023	250	250
UniCredit MTN
6.572%, 01/14/2022 (B)	350	370
United Shore Financial Services LLC
5.500%, 11/15/2025 (B)	515	541
Vista Point
1.763%, 03/25/2065	2,595	2,614
Zions Bancorp
3.350%, 03/04/2022	2,000	2,062

		18,838

Health Care — 0.3%
Bristol-Myers Squibb
0.537%, 11/13/2023	250	250
Cigna
0.896%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021	400	400
CVS Health
0.962%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	1,540	1,543
Gilead Sciences
0.370%, VAR ICE LIBOR USD 3 Month+0.150%, 09/17/2021	325	325
Royalty Pharma
0.750%, 09/02/2023 (B)	200	201
Stryker
0.600%, 12/01/2023	160	160
Syneos Health
3.625%, 01/15/2029 (B)	324	327

		3,206

Industrials — 1.3%
AerCap Ireland Capital DAC
4.450%, 12/16/2021	2,000	2,060
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.500%, 05/15/2021	350	355
Ardagh Packaging Finance
5.250%, 04/30/2025 (B)	573	604
Boeing
2.300%, 08/01/2021	210	212

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	87

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Clark Equipment
5.875%, 06/01/2025 (B)	$932	$982
CP Atlas Buyer
7.000%, 12/01/2028 (B)	207	214
DAE Funding LLC
5.250%, 11/15/2021 (B)	325	334
General Electric MTN
5.300%, 02/11/2021	200	202
GFL Environmental
8.500%, 05/01/2027 (B)	990	1,094
Honeywell International
0.483%, 08/19/2022	325	326
Intelligent Packaging Finco
6.000%, 09/15/2028 (B)	1,714	1,822
L3Harris Technologies
1.000%, VAR ICE LIBOR USD 3 Month+0.750%, 03/10/2023	350	353
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (B)	776	842
Otis Worldwide
0.684%, VAR ICE LIBOR USD 3 Month+0.450%, 04/05/2023	360	360
PowerTeam Services LLC
9.033%, 12/04/2025 (B)	700	768
Raytheon Technologies
3.100%, 11/15/2021 (B)	393	400
2.800%, 03/15/2022 (B)	275	283
Roper Technologies
0.450%, 08/15/2022	90	90
SRM Escrow Issuer LLC
6.000%, 11/01/2028 (B)	1,044	1,083
Vertical Holdco GmbH
7.625%, 07/15/2028 (B)	460	493
Vertical US Newco
5.250%, 07/15/2027 (B)	492	516
XPO Logistics
6.250%, 05/01/2025 (B)	380	407

		13,800

Information Technology — 0.3%
Avaya
6.125%, 09/15/2028 (B)	496	523
Diebold Nixdorf
9.375%, 07/15/2025 (B)	1,083	1,188
Hewlett Packard Enterprise
0.954%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	300	300
Microchip Technology
3.922%, 06/01/2021	465	473

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tempo Acquisition LLC
5.750%, 06/01/2025 (B)	$441	$470

		2,954

Materials — 0.2%
Chemours
5.750%, 11/15/2028 (B)	687	698
LYB International Finance III LLC
1.230%, VAR ICE LIBOR USD 3 Month+1.000%, 10/01/2023	275	275
Nutrition & Biosciences
0.697%, 09/15/2022 (B)	105	106
Owens-Brockway Glass Container
6.625%, 05/13/2027 (B)	291	315
Venator Finance Sarl
9.500%, 07/01/2025 (B)	324	355

		1,749

Utilities — 0.4%
Dominion Energy
2.450%, 01/15/2023 (B)	250	260
0.776%, VAR ICE LIBOR USD 3 Month+0.530%, 09/15/2023	275	275
DTE Energy
0.550%, 11/01/2022	275	276
Duke Energy Progress LLC
0.400%, VAR ICE LIBOR USD 3 Month+0.180%, 02/18/2022	450	450
Edison International
3.125%, 11/15/2022	2,000	2,068
NextEra Energy Capital Holdings
3.300%, 08/15/2022	140	147
Southern Power
0.777%, VAR ICE LIBOR USD 3 Month+0.550%, 12/20/2020 (B)	375	375

		3,851

Total Corporate Obligations (Cost $54,828) ($ Thousands)		55,982

COMMERCIAL PAPER — 1.4%
Australia & New Zealand
0.110%, 12/11/2020 (F)	12,000	12,000
Toronto-Dominion Bank
0.110%, 12/03/2020 (F)	1,500	1,500

Total Commercial Paper (Cost $13,500) ($ Thousands)		13,500

88	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bills
0.160%, 05/20/2021 (F)	$850	$850
0.140%, 08/12/2021 (F)	2,300	2,298
0.140%, 10/07/2021 (F)	1,150	1,149
U.S. Treasury Notes
2.875%, 11/15/2021	2,500	2,566
2.375%, 03/15/2022	1,000	1,029
2.000%, 05/31/2024	2,000	2,123

Total U.S. Treasury Obligations (Cost $9,857) ($ Thousands)		10,015

MUNICIPAL BONDS — 0.2%

California — 0.1%
California State, GO Callable 10/01/2021 @ 100
0.933%, 04/01/2047 (G)	925	925
California State, Infrastructure & Economic Development Bank, AMT, RB Callable 07/01/2021 @ 100
0.450%, 01/01/2050 (B)(G)	300	300
University of California, Ser BF, RB
0.455%, 05/15/2022	30	30

		1,255

Illinois — 0.0%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	110	111

Nevada — 0.0%
Nevada State, Department of Business & Industry, AMT, RB Callable 07/01/2021 @ 100
0.500%, 01/01/2050 (B)(G)	125	125

Ohio — 0.1%
Buckeye, Tobacco Settlement Financing Authority, RB
1.850%, 06/01/2029	445	450

Texas — 0.0%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (G)	190	192
City of Houston, Texas Airport System Revenue, Sub-Ser C, RB
0.883%, 07/01/2022	45	45

		237

Total Municipal Bonds (Cost $2,170) ($ Thousands)		2,178

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
FFCB
1.900%, 06/24/2021	$470	$475
0.530%, 01/18/2022	500	502

Total U.S. Government Agency Obligations (Cost $974) ($ Thousands)		977

	Number of Warrants

WARRANT — 0.0%
Lion Holdings, Expires 12/30/2027
Strike Price $– *(D)(H)	29,715	–

Total Warrant (Cost $—) ($ Thousands)		–

	Shares

COMMON STOCK — 0.0%
TE Holdcorp *(D)	102,547	–

Total Common Stock (Cost $3,175) ($ Thousands)		–

PREFERRED STOCK — 0.0%
TE Holdcorp *(D)(I)	179,484	–

Total Preferred Stock (Cost $1,427) ($ Thousands)		–

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	43,348,443	43,348

Total Cash Equivalent (Cost $43,348) ($ Thousands)		43,348

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	89

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Opportunistic Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 0.7%
BNP Paribas
0.090%, dated 11/30/20, to be repurchased on 12/01/20, repurchase price $6,900,017 (collateralized by U.S. Government Obligations, ranging in par value $32 - $4,961,207, 2.500% -5.000%, 5/01/2034 - 5/01/2050; total market value $7,038,000) (J)	$6,900	$6,900

Total Repurchase Agreement (Cost $6,900) ($ Thousands)		6,900

Total Investments in Securities — 104.4% (Cost $1,033,075) ($ Thousands)		$1,025,646

A list of the open future contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(53)	Mar-2021	$(7,310)	$(7,323)	$(13)
U.S. 2-Year Treasury Note	(142)	Apr-2021	(31,349)	(31,361)	(12)
U.S. 5-Year Treasury Note	(118)	Apr-2021	(14,854)	(14,872)	(18)
U.S. Long Treasury Bond	(1)	Mar-2021	(174)	(175)	(1)

			$(53,687)	$(53,731)	$(44)

Percentages are based on Net Assets of $982,163 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security (see Note 6).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2020, the value of these securities amounted to $381,038 ($ Thousands), representing 38.8% of the Net Assets of the Fund.

(C)	Unsettled bank loan. Interest rate may not be available.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Interest rate unavailable.

(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2020 was $- ($

Thousands) and represented 0.0% of the Net Assets of the Fund.
(I)	There is currently no rate available.

(J)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FFCB — Federal Farm Credit Bank
FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

REIT — Real Estate investment Trust

REMIC — Real Estate Mortgage Investment Conduit Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — United States Dollar

VAR — Variable Rate

90	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Mortgage-Backed Securities	–	352,355	–	352,355
Loan Participations	–	282,704	5,184	287,888
Asset-Backed Securities	–	252,503	–	252,503
Corporate Obligations	–	55,982	–	55,982
Commercial Paper	–	13,500	–	13,500
U.S. Treasury Obligations	–	10,015	–	10,015
Municipal Bonds	–	2,178	–	2,178
U.S. Government Agency Obligations	–	977	–	977
Warrant	–	–	–	–
Common Stock	–	–	–	–
Preferred Stock	–	–	–	–
Cash Equivalent	43,348	–	–	43,348
Repurchase Agreement	–	6,900	–	6,900

Total Investments in Securities	43,348	977,114	5,184	1,025,646

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Future Contracts*
Unrealized Depreciation	(44)	–	–	(44)

Total Other Financial Instruments	(44)	–	–	(44)

* Future contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations
Balance as of June 1, 2020	$676	$23,123
Accrued discounts/premiums	(1,240)	6
Realized gain/(loss)	–	236
Change in unrealized appreciation/ (depreciation)	1,240	510
Purchases	–	(26)
Sales	–	(5,810)
Net transfer into Level 3	–	373
Net transfer out of Level 3	(676)	(13,228)

Ending Balance as of November 30, 2020	$–	$5,184

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1,240)	$510

For the period ended November 30, 2020, there were transfers in and out of Level 3. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 62,317	$ 229,502	$ (248,471)	$ —	$ —	$ 43,348	43,348,443	$ 3	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	91

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 33.0%

Agency Mortgage-Backed Obligations — 28.7%
FHLMC
10.000%, 03/17/2026	$1	$1
7.500%, 08/01/2030 to 12/01/2036	312	356
7.000%, 05/01/2024 to 03/01/2039	97	110
6.500%, 10/01/2031 to 09/01/2039	643	746
6.000%, 09/01/2021 to 08/01/2038	699	806
5.500%, 02/01/2035 to 12/01/2038	1,769	2,092
5.000%, 08/01/2033 to 03/01/2050	32,423	36,140
4.500%, 11/01/2025 to 06/01/2050	34,969	38,619
4.000%, 01/01/2035 to 10/01/2050	66,667	73,313
3.500%, 03/01/2033 to 05/01/2050	144,143	155,705
3.000%, 03/01/2031 to 08/01/2050	77,296	81,741
2.500%, 10/01/2031 to 09/01/2050	14,755	15,562
2.000%, 10/01/2032 to 09/01/2040	10,138	10,553
FHLMC ARM
4.129%, VAR ICE LIBOR USD 12 Month+2.330%, 05/01/2036	46	50
3.908%, VAR ICE LIBOR USD 12 Month+1.924%, 12/01/2036	52	55
2.376%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.286%, 03/01/2047	1,159	1,200
2.147%, VAR ICE LIBOR USD 12 Month+1.595%, 10/01/2036	11	11
FHLMC CMO, Ser 2020-4988, Cl AF
0.499%, VAR ICE LIBOR USD 1 Month+0.350%, 10/15/2037	5,985	5,983

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	$1,385	$172
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	593	69
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	596	77
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	994	125
FHLMC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	399	46
FHLMC Multiclass Certificates, Ser 2020- RR02, Cl BX, IO
1.666%, 08/27/2028 (A)	2,000	214
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1514, Cl A2
2.859%, 10/25/2034	825	948
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.638%, 10/25/2021 (A)	437	3
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.204%, 05/25/2023 (A)	59,917	154
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025 (A)	605	674
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl X1, IO
0.704%, 03/25/2029 (A)	3,938	167
FHLMC Multifamily Structured Pass-Through Certificates, Ser K092, Cl X1, IO
0.852%, 04/25/2029 (A)	9,985	529
FHLMC Multifamily Structured Pass-Through Certificates, Ser K093, Cl X1, IO
1.092%, 05/25/2029 (A)	3,990	277
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.283%, 06/25/2029 (A)	4,850	436
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
1.016%, 06/25/2029 (A)	2,997	197
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.372%, 06/25/2029 (A)	700	68
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl X1, IO
1.082%, 06/25/2029 (A)	2,395	168
FHLMC Multifamily Structured Pass-Through Certificates, Ser K099, Cl X1, IO
1.006%, 09/25/2029 (A)	1,088	73
FHLMC Multifamily Structured Pass-Through Certificates, Ser K101, Cl X1, IO
0.949%, 10/25/2029 (A)	1,198	77

92	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K1516, Cl A1
1.238%, 01/25/2035	$3,214	$3,169
FHLMC Multifamily Structured Pass-Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033 (A)	4,400	5,441
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/2033 (A)	3,345	4,104
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl X1, IO
1.024%, 04/25/2024 (A)	12,399	285
FHLMC Multifamily Structured Pass-Through Certificates, Ser K735, Cl X1, IO
1.095%, 05/25/2026 (A)	2,275	106
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.437%, 07/25/2026 (A)	1,999	123
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.751%, 10/25/2026 (A)	6,991	229
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.342%, 06/25/2027 (A)	1,577	90
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	1,241
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSG1, Cl A2
1.503%, 09/25/2030	1,685	1,733
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	2,210	2,380
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	876	1,041
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	11	12
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	108	121
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	31	35
FHLMC REMIC CMO, Ser 2003-2671, Cl S
14.500%, 09/15/2033 (A)	41	58
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	86	95
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	206	237
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (B)	4	4
FHLMC REMIC CMO, Ser 2008-3451, Cl SB, IO
5.809%, 05/15/2038 (A)	155	26

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2009-3546, Cl A
2.346%, 02/15/2039 (A)	$54	$56
FHLMC REMIC CMO, Ser 2010-3621, Cl SB, IO
6.089%, 01/15/2040 (A)	86	19
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
5.809%, 05/15/2041 (A)	516	73
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	566	605
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
6.469%, 04/15/2042 (A)	51	11
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	2,014	2,099
FHLMC REMIC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	429	44
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	4,650	4,831
FHLMC REMIC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	306	31
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	1,025	1,058
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,687	1,705
FHLMC REMIC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,366
FHLMC REMIC CMO, Ser 2014-4368, Cl CA
3.750%, 11/15/2036	541	559
FHLMC REMIC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	1,817	1,879
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	1,507	1,565
FHLMC REMIC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	813	838
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	4,032	4,215
FHLMC REMIC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	513	554
FHLMC REMIC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	1,122	1,213
FHLMC REMIC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	158	159
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	948	979
FHLMC REMIC CMO, Ser 2018-4846, Cl PF
0.491%, VAR ICE LIBOR USD 1 Month+0.350%, 12/15/2048	410	412
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	2,252	2,423
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	3,612	3,870
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	1,534	1,640

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	93

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC STRIPS CMO, Ser 2015-343, Cl F4
0.499%, VAR ICE LIBOR USD 1 Month+0.350%, 10/15/2037	$1,484	$1,479
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
5.859%, 12/15/2046 (A)	858	194
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	4,317	4,556
FNMA
8.000%, 05/01/2023 to 06/01/2031	26	30
7.500%, 06/01/2030 to 11/01/2038	157	180
7.000%, 09/01/2026 to 02/01/2039	907	1,060
6.500%, 12/01/2022 to 10/01/2037	329	369
6.000%, 02/01/2032 to 07/01/2041	2,839	3,361
5.500%, 12/01/2033 to 06/01/2049	11,993	13,964
5.000%, 07/01/2033 to 03/01/2050	71,672	81,223
4.500%, 08/01/2023 to 01/01/2059	119,616	132,851
4.381%, 06/01/2021 (A)	1,336	1,339
4.262%, 11/01/2021 (A)	1,612	1,616
4.200%, 01/01/2029	1,665	1,946
4.000%, 09/01/2033 to 06/01/2057	136,160	148,543
3.980%, 08/01/2021	3,856	3,886
3.820%, 07/01/2027	249	285
3.790%, 12/01/2025	3,185	3,472
3.500%, 07/01/2029 to 03/01/2057	117,825	126,007
3.380%, 05/01/2028	118	126
3.310%, 03/01/2028	1,905	2,119
3.210%, 11/01/2037	4,548	5,246
3.160%, 05/01/2029	324	368
3.080%, 01/01/2028	160	177
3.040%, 06/01/2029	1,000	1,135
3.020%, 06/01/2024 to 05/01/2026	3,400	3,555
3.000%, 05/01/2029 to 09/01/2050	132,932	140,771
2.810%, 04/01/2025	250	270
2.790%, 08/01/2029	600	669
2.698%, 04/01/2023 (A)	133	138
2.500%, 06/01/2028 to 11/01/2050	52,969	56,094
2.455%, 04/01/2040	3,020	3,141
2.320%, 02/01/2032	200	216
2.260%, 04/01/2030	1,087	1,169
2.240%, 10/01/2031	300	321
2.140%, 04/01/2030	200	213
2.000%, 11/01/2035 to 10/01/2040	25,572	26,628
1.950%, 04/01/2032	200	209
1.210%, 11/01/2030	300	299
FNMA ACES, Ser 2014-M3, Cl X2, IO
0.101%, 01/25/2024 (A)	28,875	227
FNMA ACES, Ser 2015-M8, Cl X2, IO
0.227%, 01/25/2025 (A)	75,329	351
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	405	412
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (A)	690	775

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ACES, Ser 2017-M8, Cl A2
3.061%, 05/25/2027 (A)	$200	$224
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	712
FNMA ACES, Ser 2019-M27, Cl A2
2.700%, 11/25/2040	400	457
FNMA ACES, Ser 2019-M28, Cl AV
2.232%, 02/25/2027	1,482	1,579
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	730	868
FNMA ACES, Ser 2019-M5, Cl A2
3.273%, 02/25/2029	1,260	1,456
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	193	203
FNMA ARM
3.594%, VAR ICE LIBOR USD 12 Month+1.594%, 12/01/2035	25	25
3.565%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	3	3
2.761%, VAR ICE LIBOR USD 12 Month+1.580%, 06/01/2045	1,174	1,219
2.678%, VAR ICE LIBOR USD 12 Month+1.585%, 01/01/2046	4,128	4,286
FNMA CMO, Ser 2020-74, Cl EI, IO
2.500%, 10/25/2050	495	67
FNMA CMO, Ser 2020-89, Cl DI, IO
2.500%, 12/25/2050	3,100	373
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	153	24
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	206	41
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	804	43
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	691	93
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	645	57
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	635	97
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	1,069	57
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	2,375	2,488

94	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2012-414,Cl A35
3.500%, 10/25/2042	$3,315	$3,552
FNMA REMIC CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	17	17
FNMA REMIC CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	12	13
FNMA REMIC CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (A)	16	18
FNMA REMIC CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	76	80
FNMA REMIC CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	61	65
FNMA REMIC CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	62	66
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	78	87
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	97	103
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	15	17
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (A)	8	10
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	293	343
FNMA REMIC CMO, Ser 2005-74, Cl CS
19.607%, 05/25/2035 (A)	57	73
FNMA REMIC CMO, Ser 2006-104, Cl MI, IO
6.600%, 11/25/2036 (A)	535	73
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
7.050%, 01/25/2037 (A)	396	87
FNMA REMIC CMO, Ser 2006-33, Cl LS
29.474%, 05/25/2036 (A)	58	98
FNMA REMIC CMO, Ser 2006-46, Cl SW
23.649%, 06/25/2036 (A)	44	72
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
6.500%, 03/25/2036 (A)	67	10
FNMA REMIC CMO, Ser 2007-64, Cl FA
0.620%, VAR ICE LIBOR USD 1 Month+0.470%, 07/25/2037	8	8
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
6.550%, 07/25/2037 (A)	147	29
FNMA REMIC CMO, Ser 2008-22, Cl SI, IO
6.280%, 03/25/2037 (A)	523	11
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	13	15
FNMA REMIC CMO, Ser 2009-103, Cl MB
3.004%, 12/25/2039 (A)	79	82
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (B)	862	819
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	2,215	2,362

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2010-150, Cl SK, IO
6.380%, 01/25/2041 (A)	$514	$132
FNMA REMIC CMO, Ser 2010-27, Cl AS, IO
6.330%, 04/25/2040 (A)	598	144
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.852%, 02/25/2051 (A)	81	94
FNMA REMIC CMO, Ser 2011-75, Cl FA
0.700%, VAR ICE LIBOR USD 1 Month+0.550%, 08/25/2041	77	77
FNMA REMIC CMO, Ser 2011-96, Cl SA, IO
6.400%, 10/25/2041 (A)	1,215	255
FNMA REMIC CMO, Ser 2012-133, Cl CS, IO
6.000%, 12/25/2042 (A)	740	146
FNMA REMIC CMO, Ser 2012-134, Cl MS, IO
6.000%, 12/25/2042 (A)	312	62
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	1,402	1,449
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	14	16
FNMA REMIC CMO, Ser 2012-35, Cl SC, IO
6.350%, 04/25/2042 (A)	337	73
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	412	483
FNMA REMIC CMO, Ser 2012-70, Cl YS, IO
6.500%, 02/25/2041 (A)	98	7
FNMA REMIC CMO, Ser 2012-74, Cl SA, IO
6.500%, 03/25/2042 (A)	545	107
FNMA REMIC CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (B)	37	35
FNMA REMIC CMO, Ser 2012-75, Cl NS, IO
6.450%, 07/25/2042 (A)	171	38
FNMA REMIC CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (B)	74	70
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (B)	1,065	929
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (B)	2,388	2,082
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	3,596	3,677
FNMA REMIC CMO, Ser 2013-124, Cl SB, IO
5.800%, 12/25/2043 (A)	599	118
FNMA REMIC CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	482	16
FNMA REMIC CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	435	445
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	1,464	1,523
FNMA REMIC CMO, Ser 2013-54, Cl BS, IO
6.000%, 06/25/ 2043 (A)	361	80
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,069	1,235

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	95

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	$982	$1,183
FNMA REMIC CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	942	1,003
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	4,573	4,730
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	572	595
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	4,638	4,847
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	6,593	6,861
FNMA REMIC CMO, Ser 2016-60, Cl QS, IO
5.950%, 09/25/2046 (A)	1,149	235
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,506	1,590
FNMA REMIC CMO, Ser 2017-42, Cl H
3.000%, 11/25/2043	1,096	1,135
FNMA REMIC CMO, Ser 2017-76, Cl SB, IO
5.950%, 10/25/2057 (A)	2,087	447
FNMA REMIC CMO, Ser 2017-85, Cl SC, IO
6.050%, 11/25/2047 (A)	680	136
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	2,643	2,847
FNMA REMIC CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	596	643
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	2,503	2,620
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	3,441	3,596
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	1,945	2,030
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	546	566
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	1,759	1,870
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	2,821	3,026
FNMA REMIC CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	1,332	1,400
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	1,351	1,421
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	524	545
FNMA REMIC CMO, Ser 2019-79, Cl FA
0.650%, VAR ICE LIBOR USD 1
Month+0.500%, 01/25/2050	3,996	4,032
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	706	715
FNMA REMIC CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	983	133

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA TBA
5.000%, 12/01/2037	$4,830	$5,344
4.000%, 12/14/2039	6,990	7,457
3.500%, 12/01/2040	1,706	1,805
3.000%, 12/25/2028	1,450	1,518
2.500%, 12/01/2027	1,934	2,011
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.570%, 12/25/2048 (A)(C)	74	74
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	24,305	56
GNMA
7.000%, 04/15/2026 to 10/15/2032	511	561
6.500%, 01/15/2024 to 07/15/2035	1,038	1,172
6.000%, 12/15/2023 to 10/20/2040	3,153	3,723
5.000%, 10/15/2039 to 04/20/2050	34,885	38,561
4.700%, 09/20/2061 (A)	1,047	1,081
4.500%, 01/20/2040 to 09/20/2049	35,353	38,660
4.187%, 01/20/2069 (A)	93	97
4.000%, 06/20/2047 to 07/20/2050	59,185	63,918
3.769%, 04/20/2063 (A)	335	344
3.500%, 06/20/2044 to 05/15/2050	40,107	43,267
3.000%, 09/15/2042 to 09/20/2050	67,099	70,864
GNMA ARM
3.250%, VAR US Treas Yield
Curve Rate T Note Const Mat 1 Yr+1.500%, 07/20/2034	6	6
1.590%, VAR US Treas Yield Curve Rate
T Note Const Mat 1 Yr+1.440%, 01/20/2060	565	575
GNMA CMO, Ser 2003-60, Cl GS
12.182%, 05/16/2033 (A)	9	10
GNMA CMO, Ser 2005-7, Cl JM
16.410%, 05/18/2034 (A)	1	2
GNMA CMO, Ser 2006-16, Cl GS, IO
6.844%, 04/20/2036 (A)	373	78
GNMA CMO, Ser 2007-78, Cl SA, IO
6.389%, 12/16/2037 (A)	2,600	435
GNMA CMO, Ser 2009-106, Cl KS, IO
6.254%, 11/20/2039 (A)	2,953	551
GNMA CMO, Ser 2009-66, Cl XS, IO
6.659%, 07/16/2039 (A)	23	4
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	1,708	1,963
GNMA CMO, Ser 2009-8, Cl PS, IO
6.159%, 08/16/2038 (A)	21	2
GNMA CMO, Ser 2010-31, Cl GS, IO
6.349%, 03/20/2039 (A)	–	–
GNMA CMO, Ser 2010-4, Cl NS, IO
6.249%, 01/16/2040 (A)	4,264	889
GNMA CMO, Ser 2010-4, Cl SL, IO
6.259%, 01/16/2040 (A)	92	20

96	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	$575	$611
GNMA CMO, Ser 2010-85, Cl HS, IO
6.504%, 01/20/2040 (A)	181	15
GNMA CMO, Ser 2010-H10, Cl FC
1.156%, VAR ICE LIBOR USD 1
Month+1.000%, 05/20/2060	1,839	1,863
GNMA CMO, Ser 2010-H26, Cl LF
0.490%, VAR ICE LIBOR USD 1
Month+0.350%, 08/20/2058	2,661	2,658
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	42	8
GNMA CMO, Ser 2011-H09, Cl AF
0.640%, VAR ICE LIBOR USD 1
Month+0.500%, 03/20/2061	761	762
GNMA CMO, Ser 2012-112, IO
0.182%, 02/16/2053 (A)	4,487	39
GNMA CMO, Ser 2012-124, Cl AS, IO
6.059%, 10/16/2042 (A)	543	126
GNMA CMO, Ser 2012-141, Cl WA
4.537%, 11/16/2041 (A)	455	508
GNMA CMO, Ser 2012-142, IO
0.681%, 04/16/2054 (A)	12,841	217
GNMA CMO, Ser 2012-27, IO
0.894%, 04/16/2053 (A)	8,513	196
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	314	7
GNMA CMO, Ser 2012-98, Cl SA, IO
5.959%, 08/16/2042 (A)	437	95
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.242%, 03/20/2062 (A)	469	14
GNMA CMO, Ser 2013-145, IO
1.180%, 09/16/2044 (A)	160	16
GNMA CMO, Ser 2013-163, IO
1.234%, 02/16/2046 (A)	4,779	214
GNMA CMO, Ser 2013-H01, Cl JA
0.460%, VAR ICE LIBOR USD 1
Month+0.320%, 01/20/2063	763	762
GNMA CMO, Ser 2013-H01, Cl TA
0.640%, VAR ICE LIBOR USD 1
Month+0.500%, 01/20/2063	15	15
GNMA CMO, Ser 2014-186, IO
0.695%, 08/16/2054 (A)	7,906	259
GNMA CMO, Ser 2014-47, Cl IA, IO
0.128%, 02/16/2048 (A)	943	13
GNMA CMO, Ser 2014-50, IO
0.671%, 09/16/2055 (A)	3,718	142
GNMA CMO, Ser 2014-H04, Cl FB
0.790%, VAR ICE LIBOR USD 1
Month+0.650%, 02/20/2064	1,743	1,753
GNMA CMO, Ser 2016-135, Cl SB, IO
5.959%, 10/16/2046 (A)	443	129

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	$162	$30
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	1,638	1,698
GNMA CMO, Ser 2018-11, Cl PC
2.750%, 12/20/2047	3,401	3,544
GNMA CMO, Ser 2018-H06, Cl PF
0.440%, VAR ICE LIBOR USD 1
Month+0.300%, 02/20/2068	785	783
GNMA CMO, Ser 2018-H07, Cl FD
0.440%, VAR ICE LIBOR USD 1
Month+0.300%, 05/20/2068	1,396	1,392
GNMA CMO, Ser 2019-123, Cl A
3.000%, 10/20/2049	543	559
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	2,466	2,593
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	2,779	2,960
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	1,469	1,552
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	613	636
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	750	778
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	1,295	179
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	399	54
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	597	78
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	496	66
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	400	56
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	596	84
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	1,900	265
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	387	66
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	1,161	193
GNMA CMO, Ser 2020-H12, Cl F
0.647%, VAR ICE LIBOR USD 1
Month+0.500%, 07/20/2070	199	200
GNMA CMO, Ser 2020-H13, Cl FA
0.597%, VAR ICE LIBOR USD 1
Month+0.450%, 07/20/2070	797	797
GNMA TBA
2.500%, 05/09/2026 to 01/15/2051	52,300	55,043
2.000%, 04/20/2050 to 01/15/2051	109,825	114,647

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	97

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-107, Cl AD
2.695%, 11/16/2047 (A)	$780	$824
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	321	46
GNMA, Ser 2016-128, IO
0.897%, 09/16/2056 (A)	9,423	546
GNMA, Ser 2017-135, Cl AG
2.600%, 08/16/2058	752	787
GNMA, Ser 2017-145, IO
0.623%, 04/16/2057 (A)	4,143	198
GNMA, Ser 2017-157, IO
0.567%, 12/16/2059 (A)	3,220	158
GNMA, Ser 2017-190, IO
0.621%, 03/16/2060 (A)	5,755	281
GNMA, Ser 2017-8, IO
0.649%, 08/16/2058 (A)	3,356	166
GNMA, Ser 2019-28, Cl AB
3.150%, 06/16/2060	1,421	1,493
GNMA, Ser 2020-41, IO
0.708%, 07/16/2058 (A)	1,467	74
GNMA, Ser 2020-H09, Cl NF
1.397%, VAR ICE LIBOR USD 1
Month+1.250%, 04/20/2070	374	386
GNMA, Ser 2020-H09, Cl FL
1.297%, VAR ICE LIBOR USD 1
Month+1.150%, 05/20/2070	1,398	1,465
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.698%, VAR ICE LIBOR USD 1
Month+0.560%, 12/08/2020	178	178
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.698%, VAR ICE LIBOR USD 1
Month+0.560%, 12/08/2020	194	194
UMBS TBA
4.500%, 12/01/2040	11,214	12,153
4.000%, 11/12/2039	6,990	7,440
3.500%, 12/01/2040	20,953	22,101
3.000%, 12/12/2042	11,795	12,321
2.500%, 12/01/2042 to 01/01/2043	49,452	51,772
2.000%, 12/15/2035 to 02/15/2051	365,482	378,749
1.500%, 12/15/2035 to 02/15/2051	37,028	37,734

		2,348,011

Non-Agency Mortgage-Backed Obligations — 4.3%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
0.709%, VAR ICE LIBOR USD 1
Month+0.280%, 06/25/2045	2,324	2,282
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(C)	585	599

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065 (A)(C)	$2,278	$2,325
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065 (A)(C)	786	787
Aventura Mall Trust, Ser 2018-AVM, Cl A
4.249%, 07/05/2040 (A)(C)	750	809
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038 (A)(C)	2,640	3,069
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
4.085%, 11/25/2021 (A)	9	7
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.888%, 04/25/2037 (A)	73	74
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	6	6
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	77	83
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
3.232%, 12/20/2034 (A)	25	25
Banc of America Funding Trust, Ser 2005-B, Cl 2A1
3.608%, 04/20/2035 (A)	968	899
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
0.727%, VAR ICE LIBOR USD 1
Month+0.580%, 07/20/2036	1,158	1,168
Banc of America Funding Trust, Ser 2015-R2, Cl 9A1
0.365%, VAR ICE LIBOR USD 1
Month+0.215%, 03/27/2036 (C)	659	659
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,326
BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/2061	385	435
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	165	183
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,268
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (C)	835	878
BBCMS Trust, Ser 2018-CBM, Cl A
1.141%, VAR ICE LIBOR USD 1
Month+1.000%, 07/15/2037 (C)	2,705	2,597
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (A)(C)	15	15

98	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.651%, 05/25/2034 (A)	$20	$20
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041 (A)(C)	4	–
Benchmark Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (A)	263	294
Benchmark Mortgage Trust, Ser 2020-B20, Cl A5
2.034%, 10/15/2053	3,483	3,619
Benchmark Mortgage Trust, Ser B21, Cl A5
1.978%, 12/15/2053	1,745	1,800
BFLD, Ser 2019-DPLO, Cl A
1.231%, VAR ICE LIBOR USD 1
Month+1.090%, 10/15/2034 (C)	1,600	1,568
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (C)	849	884
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049 (C)	1,509	1,551
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059 (C)	1,683	1,729
BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/2035 (C)	2,420	2,459
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.061%, VAR ICE LIBOR USD 1
Month+0.920%, 10/15/2036 (C)	1,751	1,751
BX Commercial Mortgage Trust, Ser 2020- FOX, Cl A
1.141%, VAR ICE LIBOR USD 1
Month+1.000%, 11/15/2032 (C)	4,320	4,327
BX Trust, Ser 2019-MMP, Cl A
1.141%, VAR ICE LIBOR USD 1
Month+1.000%, 08/15/2036 (C)	520	517
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041 (C)	995	1,062
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2029	1,905	2,188
CAMB Commercial Mortgage Trust, Ser 2019- LIFE, Cl A
1.211%, VAR ICE LIBOR USD 1
Month+1.070%, 12/15/2037 (C)	1,715	1,714
CD Commercial Mortgage Trust, Ser 2006- CD2, Cl X, IO
0.023%, 01/15/2046 (A)(C)	276	–
CD Commercial Mortgage Trust, Ser 2007- CD4, Cl XC, IO
1.379%, 12/11/2049 (A)(C)	24	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2017- CD3, Cl A4
3.631%, 02/10/2050	$1,240	$1,400
CD Commercial Mortgage Trust, Ser 2017- CD4, Cl ASB
3.317%, 05/10/2050	734	800
CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB
3.332%, 11/13/2050	1,764	1,942
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039 (C)	1,865	2,031
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	763	830
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	54	54
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
3.160%, 02/25/2037 (A)	26	26
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
3.715%, 02/25/2037 (A)	22	22
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
3.496%, 06/25/2035 (A)	46	44
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
0.930%, VAR ICE LIBOR USD 1
Month+0.780%, 10/25/2034	1,582	1,556
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	960
Citigroup Commercial Mortgage Trust, Ser 2016-P5, Cl A1
1.410%, 10/10/2049	54	54
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	4,547
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.595%, 09/25/2033 (A)	43	43
Citigroup Mortgage Loan Trust, Ser 2004- HYB1, Cl A41
2.921%, 02/25/2034 (A)	5	5
Citigroup Mortgage Loan Trust, Ser 2004- UST1, Cl A6
2.634%, 08/25/2034 (A)	10	10
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.801%, 09/25/2033 (A)(C)	63	63
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(C)	458	463

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	99

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (A)(C)	$882	$888
COLT Mortgage Loan Trust, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (A)(C)	1,277	1,293
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065 (A)(C)	1,416	1,434
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	229
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.241%, 10/10/2046 (A)	90	89
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	190	192
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	2,879	2,981
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (A)(C)	1,150	1,208
COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	885	920
COMM Mortgage Trust, Ser 2014-CR14, Cl B
4.767%, 02/10/2047 (A)	350	381
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	35	35
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.317%, 03/10/2047 (A)	12,445	370
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	553
COMM Mortgage Trust, Ser 2014-UBS4, Cl A4
3.420%, 08/10/2047	1,530	1,622
COMM Mortgage Trust, Ser 2015CR26, Cl C
4.629%, 10/10/2048 (A)	165	173
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	17	18
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.261%, 02/10/2048 (A)	16,119	623
COMM Mortgage Trust, Ser 2015-LC21, Cl A4
3.708%, 07/10/2048	614	680
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	1,780	1,863
COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037 (C)	2,230	2,221
COMM Mortgage Trust, Ser 2020-CX, Cl A
2.173%, 11/10/2046 (C)	3,290	3,425
Core Mortgage Trust, Ser 2019-CORE, Cl A
1.021%, VAR ICE LIBOR USD 1
Month+0.880%, 12/15/2031 (C)	1,380	1,374
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	487	489

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust, Ser 2004-J6, PO
0.000%, 11/25/2031 (B)	$25	$24
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	204	213
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2004-14, Cl 4A1
2.662%, 08/25/2034 (A)	108	103
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	139	120
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
1.391%, VAR ICE LIBOR USD 1
Month+1.250%, 01/15/2034 (C)	3,660	3,547
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.121%, VAR ICE LIBOR USD 1
Month+0.980%, 05/15/2036 (C)	7,100	7,102
Credit Suisse Mortgage Trust, Ser 2019- NQM1, Cl A3
3.064%, 10/25/2059 (C)	3,622	3,711
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A2
3.033%, 08/15/2048	106	106
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A3
3.447%, 08/15/2048	975	1,047
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	695	778
CSAIL Commercial Mortgage Trust, Ser 2020- C19, Cl AS
2.971%, 03/15/2053	1,060	1,140
CSAIL Commercial Mortgage Trust, Ser 2020- C19, Cl C
3.735%, 03/15/2053 (A)	900	884
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	32	33
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	57	59
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037 (C)	3,900	3,559
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	3,530	3,601
CSMC Trust, Ser 2015-5R, Cl 1A1
1.803%, 09/27/2046 (A)(C)	1,976	1,968
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(C)	8,254	8,481

100	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057 (A)(C)	$5,574	$6,113
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049 (C)	3,106	3,176
CSMC Trust, Ser 2020-FACT, Cl A
1.491%, VAR ICE LIBOR USD 1 Month+1.350%, 10/15/2037 (C)	4,280	4,286
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/2034 (A)(C)	560	588
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	2,450	2,604
DBJPM Mortgage Trust, Ser 2016-C1, Cl B
4.195%, 05/10/2049 (A)	1,780	1,857
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	433	469
DBJPM Mortgage Trust, Ser 2020-C9, Cl A5
1.926%, 09/15/2053	341	351
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045 (C)	1,995	2,185
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.950%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	477	440
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(C)	1,890	1,950
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl M1
1.388%, VAR SOFR30A+1.300%, 10/25/2050 (C)	1,830	1,833
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.350%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	106	106
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
2.479%, 09/25/2034 (A)	48	47
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (A)(C)	3,053	3,095
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
6.150%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	2,208	2,332
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1ED1
1.400%, VAR ICE LIBOR USD 1 Month+1.250%, 07/25/2029	2,275	2,261
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049 (A)(C)	1,614	1,653
GCAT LLC, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059 (C)	542	552
Grace Trust, Ser 2020-GRCE, Cl A
2.347%, 12/10/2040 (C)	4,175	4,374

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
1.270%, 11/10/2039 (A)(C)	$814	$1
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	586	586
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	2,007	2,042
GS Mortgage Securities Trust, Ser 2012-GC6, Cl C
5.839%, 01/10/2045 (A)(C)	1,473	1,375
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	4	4
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	390	411
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	2,005	2,162
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	606	628
GS Mortgage Securities Trust, Ser 2015-GC32, Cl XA, IO
0.886%, 07/10/2048 (A)	33,914	980
GS Mortgage Securities Trust, Ser 2015-GC34, Cl A4
3.506%, 10/10/2048	1,144	1,261
GS Mortgage Securities Trust, Ser 2017-GS8, Cl A4
3.469%, 11/10/2050	1,698	1,923
GS Mortgage Securities Trust, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	4,610	4,584
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
4.481%, 06/09/2021	3,770	3,148
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
3.281%, 06/09/2021	3,770	3,163
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	6,141	6,538
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(C)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.252%, 09/25/2035 (A)(C)	192	26
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	53	54

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	101

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	$13	$15
Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl A
3.228%, 07/10/2039 (C)	1,900	2,134
Hudson Yards Mortgage Trust, Ser 2019- 55HY, Cl A
3.041%, 12/10/2041 (A)(C)	1,995	2,204
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.750%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035	93	89
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	2,091	2,260
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.500%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	246	246
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.010%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	13	13
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
0.950%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2034	22	21
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl ASB
3.157%, 07/15/2045	197	200
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.051%, 01/15/2047 (A)	230	246
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.705%, 09/15/2047 (A)	750	658
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	844	906
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,443	3,621
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A4
3.611%, 05/15/2048	921	1,017
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	813	886
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl A
1.291%, VAR ICE LIBOR USD 1 Month+1.150%, 07/15/2034 (C)	1,670	1,592

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050 (A)	$1,740	$1,865
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/2050	550	575
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	291	317
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	1,000	1,149
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.393%, 06/12/2043 (A)	2,102	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,518
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/2031 (A)(C)	2,415	2,455
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
2.410%, VAR ICE LIBOR USD 1 Month+0.910%, 06/15/2035 (C)	2,031	1,921
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039 (C)	2,000	2,262
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.728%, 06/25/2034 (A)	255	249
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
3.286%, 02/25/2035 (A)	77	75
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
2.785%, 04/25/2035 (A)	17	18
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.075%, 08/25/2034 (A)	109	112
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.531%, 11/25/2033 (A)	110	113
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.125%, 10/26/2048 (A)(C)	3,308	3,430
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(C)	1,749	1,798
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(C)	1,386	1,424
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(C)	1,596	1,638

102	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.386%, 02/15/2041 (A)(C)	$957	$–
Manhattan West, Ser 2020-1MW, Cl A
2.130%, 09/10/2039 (C)	2,300	2,386
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.191%, 11/21/2034 (A)	1,252	1,267
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
4.125%, 06/25/2034 (A)	7	7
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	353	366
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	220	184
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,349	1,045
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.500%, VAR ICE LIBOR USD 1 Month+0.350%, 05/25/2035 (C)	246	134
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035 (B)(C)	10	9
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
2.693%, 10/25/2032 (A)	3	3
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
2.625%, 10/25/2032 (A)	24	25
Mello Warehouse Securitization Trust, Ser 2020-1, Cl A
1.050%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2053 (C)	1,715	1,718
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.321%, 07/25/2033 (A)	36	36
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.634%, 12/25/2034 (A)	87	87
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
3.024%, 02/25/2034 (A)	33	33
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
4.000%, 02/25/2034 (A)	40	40
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
3.193%, 08/25/2034 (A)	49	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
1.034%, VAR ICE LIBOR USD 6 Month+0.720%, 09/25/2029	$74	$71
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.648%, 02/25/2036 (A)	37	37
MKT Mortgage Trust, Ser 2020-525M, Cl A
2.694%, 02/12/2040 (C)	3,000	3,177
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.741%, 12/12/2049 (A)(C)	199	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	262	283
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.365%, 02/12/2044 (A)(C)	200	–
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
6.215%, 06/11/2042 (A)	2,581	2,584
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl C
5.795%, 09/15/2047 (A)(C)	1,007	1,006
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.181%, 11/15/2049 (A)	15,697	685
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
1.541%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (C)	3,030	2,910
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,930	4,261
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.625%, 04/25/2034 (A)	109	117
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
0.489%, VAR ICE LIBOR USD 1 Month+0.340%, 04/16/2036 (C)	3,931	3,500
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030 (C)	150	139
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(C)	3,115	3,063
Natixis Commercial Mortgage Securities Trust, Ser 2020-2PAC, Cl A
2.966%, 12/15/2038 (C)	2,085	2,180
New Residential Mortgage Loan Trust, Ser 2015-2A, Cl A1
3.750%, 08/25/2055 (A)(C)	1,951	2,078

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	103

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057 (A)(C)	$3,955	$4,290
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058 (A)(C)	2,991	3,155
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059 (A)(C)	3,513	3,711
New Residential Mortgage Loan Trust, Ser 2019-NQM2, Cl A1
3.600%, 04/25/2049 (A)(C)	662	672
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(C)	1,194	1,216
New York Mortgage Trust, Ser 2006-1, Cl 2A2
3.688%, 05/25/2036 (A)	85	77
Nomura Resecuritization Trust, Ser 2015-5R, Cl 2A1
3.253%, 03/26/2035 (A)(C)	375	376
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059 (A)(C)	462	480
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(C)	435	436
OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.900%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2060 (C)	1,960	1,989
OBX Trust, Ser 2020-EXP3, Cl 2A1A
1.050%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2060 (C)	1,592	1,595
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054 (C)	2,490	2,648
Opteum Mortgage Acceptance Pass-Through Certificates, Ser 2005-1, Cl M6
1.455%, VAR ICE LIBOR USD 1 Month+1.305%, 02/25/2035	2,158	2,179
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	38	41
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034 (B)	9	7
RALI Trust, Ser 2005-QO2, Cl A1
2.103%, VAR 12 Month Treas Avg+1.360%, 09/25/2045	307	292
RALI Trust, Ser 2005-QO5, Cl A1
1.743%, VAR 12 Month Treas Avg+1.000%, 01/25/2046	441	401
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	33	35
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	5	5
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.961%, 01/15/2032 (A)(C)	670	697

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.232%, 12/25/2034 (A)	$237	$235
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060 (A)(C)	5,357	5,402
Rosslyn Portfolio Trust, Ser 2017-ROSS, Cl A
1.939%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	1,143	1,142
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.745%, VAR ICE LIBOR USD 6 Month+0.320%, 01/20/2035	122	115
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043 (A)(C)	115	111
SG Residential Mortgage Trust, Ser 2019-3, Cl A1
2.703%, 09/25/2059 (A)(C)	1,085	1,100
Starwood Mortgage Residential Trust, Ser 2019-INV1, Cl A1
2.610%, 09/27/2049 (A)(C)	1,329	1,352
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(C)	2,240	2,288
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (A)(C)	2,047	2,059
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.470%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,118	1,079
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
0.810%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	79	79
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.630%, VAR ICE LIBOR USD 1 Month+0.480%, 04/19/2035	1,311	1,307
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.508%, 10/25/2033 (A)	1,423	1,430
Structured Asset Securities, Ser 2003-37A, Cl 2A
2.501%, 12/25/2033 (A)	38	38
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.790%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	139	139
UBS Commercial Mortgage Trust, Ser 2018-C11, Cl B
4.713%, 06/15/2051 (A)	1,750	1,861

104	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (A)(C)	$464	$467
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(C)	1,678	1,699
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059 (C)	2,446	2,500
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (C)	3,323	3,399
Verus Securitization Trust, Ser 2019-INV1, Cl A1
3.402%, 12/25/2059 (A)(C)	900	926
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059 (A)(C)	1,304	1,338
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (A)(C)	2,490	2,555
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060 (A)(C)	3,134	3,165
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065 (C)	611	611
Visio Trust, Ser 2019-1, Cl A1
3.572%, 06/25/2054 (A)(C)	686	695
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055 (C)	1,619	1,619
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	103
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035 (C)	1,210	1,318
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.570%, 10/25/2033 (A)	62	62
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
3.114%, 06/25/2033 (A)	57	58
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.713%, 08/25/2033 (A)	51	51
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.801%, 09/25/2033 (A)	125	125
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
17.050%, 06/25/2033 (A)	15	19
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	201	207
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.650%, 06/25/2034 (A)	41	42
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
2.960%, 06/25/2034 (A)	3,711	3,743

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
2.872%, 07/25/2034 (A)	$4,254	$4,314
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.410%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	8,420	8,247
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.690%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2045	5,286	5,255
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, CI 1A1B
1.813%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,301	737
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.643%, 11/25/2036 (A)	94	93
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.029%, VAR Cost of Funds 11th District of San Fran+1.500%, 12/25/2046	212	200
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.693%, VAR 12 Month Treas Avg+0.810%, 12/25/2046	127	84
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	175	30
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	7	7
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (B)	14	13
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (B)	37	36
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl B
4.142%, 10/15/2045	1,220	1,264
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
3.093%, 08/25/2035 (A)	38	38
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.463%, 06/15/2045 (A)(C)	2,521	31

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	105

SCHEDULE OF INVESTMENTS (Unaudited)

November 30. 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.460%, 03/15/2048 (A)	$490	$495
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.333%, 03/15/2048 (A)(C)	8,671	179
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046 (A)	150	162
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	120	130
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A3
3.660%, 03/15/2047	371	375
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (A)	210	227
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.182%, 03/15/2047 (A)	4,282	102
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (A)	2,180	2,254
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.185%, 08/15/2047 (A)	12,433	368
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057 (A)	775	831
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.710%, 10/15/2057 (A)	4,586	82
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,358
WinWater Mortgage Loan Trust, Ser 2015-5, Cl A5
3.500%, 08/20/2045 (A)(C)	279	279

		354,965

Total Mortgage-Backed Securities (Cost $2,644,419) ($ Thousands)		2,702,976

CORPORATE OBLIGATIONS — 32.1%

Communication Services — 3.1%
Activision Blizzard
2.500%, 09/15/2050	1,167	1,126
Alphabet
2.250%, 08/15/2060	953	941
2.050%, 08/15/2050	630	611

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.100%, 08/15/2030	$400	$397
0.800%, 08/15/2027	350	349
0.450%, 08/15/2025	180	180
AT&T
6.500%, 09/01/2037	2,770	3,904
5.350%, 09/01/2040	80	105
5.250%, 03/01/2037	3,910	5,075
4.850%, 03/01/2039	414	519
4.800%, 06/15/2044	7,125	8,950
4.750%, 05/15/2046	2,585	3,206
4.500%, 03/09/2048	1,395	1,705
4.350%, 03/01/2029	515	615
4.350%, 06/15/2045	1,082	1,276
4.300%, 02/15/2030	70	84
3.850%, 06/01/2060	712	754
3.650%, 09/15/2059 (C)	1,006	1,019
3.550%, 09/15/2055 (C)	1,987	2,036
3.500%, 06/01/2041	712	773
3.500%, 09/15/2053 (C)	5,082	5,185
3.300%, 02/01/2052	3,059	3,053
3.100%, 02/01/2043	3,117	3,204
3.000%, 06/30/2022	1,644	1,705
2.750%, 06/01/2031	2,142	2,277
2.300%, 06/01/2027	4,752	5,048
2.250%, 02/01/2032	1,627	1,641
1.650%, 02/01/2028	5,506	5,590
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	110	157
6.384%, 10/23/2035	170	237
5.750%, 04/01/2048	570	753
5.375%, 04/01/2038	1,800	2,269
5.375%, 05/01/2047	250	317
5.050%, 03/30/2029	2,060	2,494
4.908%, 07/23/2025	2,469	2,859
4.800%, 03/01/2050	1,793	2,141
4.464%, 07/23/2022	635	671
4.200%, 03/15/2028	980	1,127
3.750%, 02/15/2028	681	763
Comcast
7.050%, 03/15/2033	50	77
4.700%, 10/15/2048	250	355
4.600%, 10/15/2038	1,809	2,394
4.400%, 08/15/2035	3,055	3,919
4.250%, 10/15/2030	1,010	1,247
4.250%, 01/15/2033	360	450
4.200%, 08/15/2034	570	716
4.150%, 10/15/2028	4,291	5,164
4.000%, 03/01/2048	110	140
3.969%, 11/01/2047	120	152
3.950%, 10/15/2025	1,579	1,810

106	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 04/01/2040	$1,727	$2,098
3.700%, 04/15/2024	1,100	1,212
3.600%, 03/01/2024	340	374
3.450%, 02/01/2050	570	676
3.400%, 04/01/2030	3,655	4,226
3.400%, 07/15/2046	60	70
3.300%, 04/01/2027	310	350
3.250%, 11/01/2039	250	286
3.150%, 03/01/2026	800	892
3.100%, 04/01/2025	714	785
2.800%, 01/15/2051	422	445
2.450%, 08/15/2052	1,612	1,585
1.950%, 01/15/2031	955	984
1.500%, 02/15/2031	5,810	5,785
Comcast Cable Communications Holdings
9.455%, 11/15/2022	240	283
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	214
Cox Communications
4.800%, 02/01/2035 (C)	1,665	2,096
3.250%, 12/15/2022 (C)	1,010	1,064
Fox
5.476%, 01/25/2039	270	375
4.709%, 01/25/2029	240	290
3.500%, 04/08/2030	1,125	1,280
NBCUniversal Media LLC
5.950%, 04/01/2041	375	576
Rogers Communications
4.100%, 10/01/2023	133	145
Sky
3.750%, 09/16/2024 (C)	2,045	2,277
Sprint Capital
8.750%, 03/15/2032	200	307
Sprint Spectrum LLC
5.152%, 03/20/2028 (C)	7,425	8,608
4.738%, 03/20/2025 (C)	3,630	3,911
3.360%, 09/20/2021 (C)	3,356	3,392
Telefonica Emisiones
5.462%, 02/16/2021	69	70
4.103%, 03/08/2027	150	172
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	2,370	2,609
Time Warner Cable LLC
7.300%, 07/01/2038	100	147
6.750%, 06/15/2039	170	242
6.550%, 05/01/2037	498	689
5.875%, 11/15/2040	210	272
5.500%, 09/01/2041	4,882	6,155
Time Warner Entertainment
8.375%, 07/15/2033	1,380	2,152
T-Mobile USA
4.375%, 04/15/2040 (C)	2,770	3,383

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 04/15/2030 (C)	$3,360	$3,855
3.750%, 04/15/2027 (C)	2,332	2,633
3.500%, 04/15/2025 (C)	2,829	3,121
3.300%, 02/15/2051 (C)	210	220
3.000%, 02/15/2041 (C)	791	817
2.550%, 02/15/2031 (C)	2,700	2,813
2.250%, 11/15/2031 (C)	790	801
2.050%, 02/15/2028 (C)	3,763	3,866
1.500%, 02/15/2026 (C)	1,777	1,808
Verizon Communications
5.500%, 03/16/2047	100	148
5.250%, 03/16/2037	1,100	1,526
4.862%, 08/21/2046	270	372
4.522%, 09/15/2048	2,538	3,415
4.500%, 08/10/2033	470	599
4.400%, 11/01/2034	5,373	6,792
4.329%, 09/21/2028	3,074	3,732
4.272%, 01/15/2036	285	358
4.125%, 03/16/2027	330	391
4.125%, 08/15/2046	430	542
4.016%, 12/03/2029	2,139	2,552
4.000%, 03/22/2050	1,330	1,664
3.850%, 11/01/2042	1,750	2,117
3.500%, 11/01/2024	1,557	1,719
3.376%, 02/15/2025	967	1,074
3.150%, 03/22/2030	580	653
3.000%, 03/22/2027	889	988
3.000%, 11/20/2060	1,356	1,429
2.875%, 11/20/2050	2,320	2,423
2.650%, 11/20/2040	4,893	5,049
2.625%, 08/15/2026	1,200	1,312
1.750%, 01/20/2031	5,591	5,656
0.850%, 11/20/2025	220	221
ViacomCBS
6.875%, 04/30/2036	1,175	1,677
5.900%, 10/15/2040	840	1,109
5.850%, 09/01/2043	466	638
4.950%, 05/19/2050	24	31
4.750%, 05/15/2025	2,914	3,376
4.600%, 01/15/2045	125	147
4.375%, 03/15/2043	193	224
4.200%, 05/19/2032	2,100	2,490
3.875%, 04/01/2024	230	251
3.700%, 08/15/2024	1,505	1,648
Vodafone Group
5.250%, 05/30/2048	2,370	3,244
4.875%, 06/19/2049	3,011	3,944
4.375%, 05/30/2028	1,380	1,657
4.250%, 09/17/2050	2,006	2,456
Walt Disney
8.875%, 04/26/2023	150	179
6.650%, 11/15/2037	260	405

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	107

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.400%, 12/15/2035	$69	$106
6.200%, 12/15/2034	265	400
4.700%, 03/23/2050	1,035	1,442
4.625%, 03/23/2040	1,680	2,221
3.800%, 05/13/2060	507	627
3.600%, 01/13/2051	3,665	4,354
3.500%, 05/13/2040	813	947
2.650%, 01/13/2031	1,990	2,168

		252,424

Consumer Discretionary — 2.0%
Advance Auto Parts
3.900%, 04/15/2030	2,851	3,277
1.750%, 10/01/2027	1,388	1,401
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	2,200	2,466
Amazon.com
4.950%, 12/05/2044	600	886
4.800%, 12/05/2034	187	259
4.250%, 08/22/2057	160	228
4.050%, 08/22/2047	570	764
3.875%, 08/22/2037	1,780	2,254
3.150%, 08/22/2027	160	182
2.700%, 06/03/2060	709	780
2.500%, 06/03/2050	1,659	1,754
1.500%, 06/03/2030	1,020	1,042
1.200%, 06/03/2027	1,090	1,111
0.800%, 06/03/2025	880	892
American Honda Finance MTN
1.000%, 09/10/2025	4,200	4,238
AutoZone
2.500%, 04/15/2021	44	44
BMW US Capital LLC
4.150%, 04/09/2030 (C)	1,460	1,767
3.800%, 04/06/2023 (C)	4,495	4,839
1.850%, 09/15/2021 (C)	180	182
BorgWarner
2.650%, 07/01/2027	1,481	1,579
Daimler Finance North America LLC
3.350%, 05/04/2021 (C)	1,740	1,761
2.700%, 06/14/2024 (C)	990	1,056
1.121%, VAR ICE LIBOR USD 3 Month+0.900%, 02/15/2022 (C)	2,000	2,013
Dollar General
3.250%, 04/15/2023	70	74
Ford Motor Credit LLC
5.875%, 08/02/2021	1,570	1,607
5.750%, 02/01/2021	590	593
5.085%, 01/07/2021	2,000	2,005
4.271%, 01/09/2027	1,985	2,055
3.813%, 10/12/2021	925	936
3.339%, 03/28/2022	3,990	4,015

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.336%, 03/18/2021	$500	$501
3.096%, 05/04/2023	200	201
1.503%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	2,200	2,170
1.104%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	3,020	2,970
1.044%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/2021	2,510	2,497
General Motors
6.250%, 10/02/2043	940	1,269
5.400%, 04/01/2048	1,339	1,691
5.150%, 04/01/2038	150	179
4.875%, 10/02/2023	2,230	2,465
General Motors Financial
5.200%, 03/20/2023	1,514	1,660
4.375%, 09/25/2021	2,985	3,070
4.350%, 01/17/2027	180	205
4.200%, 11/06/2021	375	387
3.550%, 04/09/2021	2,000	2,020
3.450%, 04/10/2022	1,950	2,010
3.200%, 07/06/2021	835	845
3.150%, 06/30/2022	3,095	3,198
2.750%, 06/20/2025	2,220	2,347
2.700%, 08/20/2027	3,108	3,280
1.700%, 08/18/2023	2,203	2,251
Genuine Parts
1.875%, 11/01/2030	1,235	1,226
Harley-Davidson Financial Services
3.350%, 06/08/2025 (C)	1,367	1,468
Home Depot
3.900%, 12/06/2028	80	96
3.900%, 06/15/2047	100	127
3.350%, 04/15/2050	2,886	3,423
3.300%, 04/15/2040	817	967
3.125%, 12/15/2049	1,896	2,174
2.950%, 06/15/2029	378	428
2.700%, 04/15/2030	3,604	4,005
2.500%, 04/15/2027	430	470
Hyundai Capital America
2.375%, 10/15/2027 (C)	1,038	1,071
1.800%, 10/15/2025 (C)	1,038	1,048
1.250%, 09/18/2023 (C)	1,038	1,045
Kohl’s
5.550%, 07/17/2045	610	598
Las Vegas Sands Corp
3.200%, 08/08/2024	1,480	1,547
2.900%, 06/25/2025	140	144
Lowe’s
5.000%, 04/15/2040	2,025	2,739
4.500%, 04/15/2030	320	396
4.000%, 04/15/2025	722	821
3.000%, 10/15/2050	420	451

108	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 04/15/2026	$260	$281
1.700%, 10/15/2030	1,794	1,803
Marriott International Inc/MD
5.750%, 05/01/2025	1,230	1,424
4.625%, 06/15/2030	263	304
McDonald’s MTN
4.875%, 12/09/2045	670	915
4.200%, 04/01/2050	800	1,030
3.800%, 04/01/2028	1,220	1,425
3.700%, 01/30/2026	2,085	2,366
3.625%, 09/01/2049	355	417
3.600%, 07/01/2030	460	540
3.500%, 03/01/2027	180	205
3.500%, 07/01/2027	510	584
3.300%, 07/01/2025	480	534
2.125%, 03/01/2030	610	642
1.450%, 09/01/2025	1,367	1,416
Newell Brands
4.700%, 04/01/2026	560	603
4.350%, 04/01/2023	376	396
NIKE
3.375%, 03/27/2050	1,332	1,608
3.250%, 03/27/2040	330	387
2.850%, 03/27/2030	1,296	1,466
2.750%, 03/27/2027	1,296	1,439
2.400%, 03/27/2025	1,385	1,488
Nissan Motor
4.810%, 09/17/2030 (C)	777	854
4.345%, 09/17/2027 (C)	1,746	1,879
3.522%, 09/17/2025 (C)	632	660
O’Reilly Automotive
4.200%, 04/01/2030	692	831
1.750%, 03/15/2031	2,162	2,152
QVC
4.850%, 04/01/2024	735	774
Ralph Lauren
2.950%, 06/15/2030	2,243	2,377
1.700%, 06/15/2022	1,157	1,180
Sands China
5.125%, 08/08/2025	810	890
4.600%, 08/08/2023	700	749
Starbucks
4.450%, 08/15/2049	745	969
3.500%, 11/15/2050	3,515	4,032
3.350%, 03/12/2050	927	1,016
1.300%, 05/07/2022	847	858
Target
2.250%, 04/15/2025	710	758
TJX
3.750%, 04/15/2027	4,905	5,682
3.500%, 04/15/2025	460	512

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toyota Motor Credit MTN
2.900%, 03/30/2023	$4,170	$4,411
0.500%, 08/14/2023	970	973
Tractor Supply
1.750%, 11/01/2030	840	842
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (C)	3,135	3,236
1.250%, 11/24/2025 (C)	2,520	2,523
0.875%, 11/22/2023 (C)	5,190	5,201

		170,152

Consumer Staples — 3.2%
Adani Ports & Special Economic Zone
4.200%, 08/04/2027 (C)	1,207	1,286
Advocate Health & Hospitals
2.211%, 06/15/2030	2,835	2,961
Aetna
3.875%, 08/15/2047	888	1,069
2.800%, 06/15/2023	3,648	3,835
Altria Group
5.950%, 02/14/2049	280	399
5.800%, 02/14/2039	1,065	1,409
4.800%, 02/14/2029	1,200	1,437
4.750%, 05/05/2021	490	499
4.450%, 05/06/2050	602	710
4.400%, 02/14/2026	2,985	3,458
3.875%, 09/16/2046	582	627
3.800%, 02/14/2024	400	437
3.490%, 02/14/2022	360	374
2.350%, 05/06/2025	470	498
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.700%, 02/01/2036	2,594	3,309
3.650%, 02/01/2026	1,978	2,236
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,600	2,303
5.450%, 01/23/2039	2,180	2,969
4.900%, 02/01/2046	8,716	11,389
4.750%, 01/23/2029	1,540	1,892
4.600%, 04/15/2048	2,836	3,600
4.500%, 06/01/2050	1,850	2,320
4.375%, 04/15/2038	1,364	1,689
4.350%, 06/01/2040	970	1,204
4.150%, 01/23/2025	1,714	1,947
4.000%, 04/13/2028	360	422
3.750%, 07/15/2042	271	310
3.500%, 06/01/2030	380	440
Bacardi
5.300%, 05/15/2048 (C)	850	1,147
5.150%, 05/15/2038 (C)	572	720
4.700%, 05/15/2028 (C)	2,807	3,249

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	109

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BAT Capital
4.906%, 04/02/2030	$365	$439
4.700%, 04/02/2027	1,426	1,670
4.540%, 08/15/2047	4,805	5,428
3.984%, 09/25/2050	1,035	1,087
3.557%, 08/15/2027	4,712	5,238
3.215%, 09/06/2026	2,435	2,656
2.726%, 03/25/2031	4,101	4,211
2.259%, 03/25/2028	73	75
BAT International Finance
1.668%, 03/25/2026	3,723	3,791
BayCare Health System
3.831%, 11/15/2050	2,765	3,425
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	5,825	7,472
4.700%, 07/15/2064 (C)	400	463
4.400%, 07/15/2044 (C)	1,250	1,449
4.375%, 12/15/2028 (C)	3,750	4,406
4.250%, 12/15/2025 (C)	1,325	1,517
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	3,255	3,546
Bon Secours Mercy Health
3.464%, 06/01/2030	1,480	1,688
Bunge Finance
3.750%, 09/25/2027	1,257	1,401
3.250%, 08/15/2026	1,445	1,587
1.630%, 08/17/2025	1,770	1,807
Cargill
1.375%, 07/23/2023 (C)	690	709
Coca-Cola
3.375%, 03/25/2027	330	379
2.950%, 03/25/2025	320	352
2.875%, 10/27/2025	185	206
2.600%, 06/01/2050	560	593
2.500%, 06/01/2040	310	335
2.500%, 03/15/2051	1,540	1,601
1.450%, 06/01/2027	2,510	2,585
CommonSpirit Health
4.187%, 10/01/2049	1,205	1,335
3.347%, 10/01/2029	1,025	1,104
2.782%, 10/01/2030	750	774
Constellation Brands
4.400%, 11/15/2025	873	1,015
3.700%, 12/06/2026	203	233
3.200%, 02/15/2023	325	343
Costco Wholesale
1.750%, 04/20/2032	1,019	1,054
1.600%, 04/20/2030	7,568	7,760
1.375%, 06/20/2027	1,220	1,253
CVS Pass-Through Trust
6.036%, 12/10/2028	1,459	1,661
5.926%, 01/10/2034 (C)	149	178

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.880%, 01/10/2028	$93	$106
5.789%, 01/10/2026 (C)	710	775
Danone
2.947%, 11/02/2026 (C)	450	497
2.589%, 11/02/2023 (C)	1,580	1,664
2.077%, 11/02/2021 (C)	1,030	1,045
Diageo Investment
2.875%, 05/11/2022	980	1,016
DP World MTN
5.625%, 09/25/2048 (C)	2,790	3,398
Element Fleet Management
3.850%, 06/15/2025 (C)(D)	1,367	1,461
General Mills
2.875%, 04/15/2030	479	533
Health Care Service, A Mutual Legal Reserve
2.200%, 06/01/2030 (C)	1,535	1,600
1.500%, 06/01/2025 (C)	1,380	1,416
Hershey
0.900%, 06/01/2025	210	213
Hutama Karya Persero MTN
3.750%, 05/11/2030 (C)	760	844
Kaiser Foundation Hospitals
4.150%, 05/01/2047	70	91
Keurig Dr Pepper
4.417%, 05/25/2025	380	438
3.800%, 05/01/2050	696	832
3.430%, 06/15/2027	1,015	1,157
Kimberly-Clark
3.100%, 03/26/2030	200	231
Kraft Heinz Foods
5.000%, 07/15/2035	445	525
5.000%, 06/04/2042	4,795	5,495
4.875%, 10/01/2049 (C)	4,975	5,611
4.375%, 06/01/2046	4,385	4,683
3.950%, 07/15/2025	76	84
3.000%, 06/01/2026	630	658
Kroger
5.400%, 01/15/2049	1,760	2,559
3.950%, 01/15/2050	260	318
Land O’ Lakes
6.000%, 11/15/2022 (C)	1,890	2,005
Leland Stanford Junior University
1.289%, 06/01/2027	273	280
Mars
1.625%, 07/16/2032 (C)	1,721	1,713
Molson Coors Beverage
3.500%, 05/01/2022	220	229
Mondelez International
2.125%, 04/13/2023	240	249
1.875%, 10/15/2032	1,250	1,275
1.500%, 05/04/2025	1,070	1,107

110	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mondelez International Holdings Netherlands BV
2.125%, 09/19/2022 (C)	$450	$464
2.000%, 10/28/2021 (C)	6,425	6,513
Nestle Holdings
3.500%, 09/24/2025 (C)	800	900
3.350%, 09/24/2023 (C)	1,055	1,139
Partners Healthcare System
3.342%, 07/01/2060	1,380	1,533
3.192%, 07/01/2049	245	261
PepsiCo
3.875%, 03/19/2060	200	267
3.625%, 03/19/2050	110	138
3.600%, 03/01/2024	150	164
2.875%, 10/15/2049	250	280
2.625%, 03/19/2027	80	88
2.250%, 03/19/2025	80	85
1.625%, 05/01/2030	670	690
0.750%, 05/01/2023	820	829
Philip Morris International
2.900%, 11/15/2021	550	564
2.875%, 05/01/2024	3,585	3,852
2.500%, 08/22/2022	1,530	1,589
2.500%, 11/02/2022	1,250	1,301
2.100%, 05/01/2030	460	476
1.125%, 05/01/2023	1,655	1,687
Procter & Gamble
3.100%, 08/15/2023	140	151
3.000%, 03/25/2030	5,130	5,942
2.800%, 03/25/2027	130	145
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	3,675	3,931
Reynolds American
8.125%, 05/01/2040	1,060	1,553
6.150%, 09/15/2043	480	628
5.850%, 08/15/2045	4,055	5,189
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,794
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	4,747	5,036
Smith & Nephew
2.032%, 10/14/2030	1,245	1,269
Sysco
6.600%, 04/01/2050	350	543
Takeda Pharmaceutical
4.400%, 11/26/2023	4,109	4,559
3.175%, 07/09/2050	2,522	2,701
2.050%, 03/31/2030	2,451	2,498
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	47
Walgreens Boots Alliance
4.800%, 11/18/2044	1,430	1,644

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.450%, 06/01/2026	$690	$765
3.300%, 11/18/2021	888	908
Walmart
4.050%, 06/29/2048	15	21
3.950%, 06/28/2038	855	1,110
3.700%, 06/26/2028	1,560	1,842
3.550%, 06/26/2025	230	260
3.400%, 06/26/2023	305	328
3.300%, 04/22/2024	175	190
3.050%, 07/08/2026	1,695	1,904
Yale University
1.482%, 04/15/2030	1,020	1,033
0.873%, 04/15/2025	1,190	1,208

		252,098

Energy — 3.7%
Aker BP
4.000%, 01/15/2031 (C)	944	954
2.875%, 01/15/2026 (C)	1,832	1,835
Apache
5.100%, 09/01/2040	110	114
4.750%, 04/15/2043	420	419
4.375%, 10/15/2028	990	1,010
4.250%, 01/15/2030	20	20
4.250%, 01/15/2044	1,130	1,085
3.250%, 04/15/2022	45	45
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	2,859
BP Capital Markets
3.561%, 11/01/2021	110	113
3.535%, 11/04/2024	150	166
3.506%, 03/17/2025	340	379
BP Capital Markets America
3.796%, 09/21/2025	90	102
3.790%, 02/06/2024	150	164
3.633%, 04/06/2030	3,390	3,953
3.543%, 04/06/2027	1,670	1,876
3.245%, 05/06/2022	950	989
3.216%, 11/28/2023	1,630	1,750
3.194%, 04/06/2025	3,648	4,006
3.119%, 05/04/2026	400	442
3.000%, 02/24/2050	2,300	2,393
2.937%, 04/06/2023	60	63
2.772%, 11/10/2050	1,633	1,628
1.749%, 08/10/2030	1,361	1,372
Cameron LNG LLC
3.302%, 01/15/2035 (C)	1,110	1,250
2.902%, 07/15/2031 (C)	2,020	2,218
Canadian Natural Resources
6.450%, 06/30/2033	200	252
3.850%, 06/01/2027	644	712

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	111

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chevron
3.191%, 06/24/2023	$95	$101
3.078%, 05/11/2050	950	1,059
2.978%, 05/11/2040	650	721
2.954%, 05/16/2026	1,100	1,218
2.355%, 12/05/2022	290	301
1.995%, 05/11/2027	1,280	1,356
1.554%, 05/11/2025	830	862
Chevron USA
1.018%, 08/12/2027	2,045	2,048
Cimarex Energy
4.375%, 06/01/2024	80	86
4.375%, 03/15/2029	800	897
3.900%, 05/15/2027	1,670	1,829
CNOOC Finance 2013
3.000%, 05/09/2023	253	265
CNOOC Finance 2015 USA LLC
4.375%, 05/02/2028	1,510	1,746
3.500%, 05/05/2025	2,900	3,135
Concho Resources
4.300%, 08/15/2028	1,130	1,344
3.750%, 10/01/2027	1,385	1,575
2.400%, 02/15/2031	851	890
ConocoPhillips
6.950%, 04/15/2029	995	1,387
4.150%, 11/15/2034	753	892
Continental Resources/Oklahoma
4.900%, 06/01/2044 (D)	340	317
4.500%, 04/15/2023	480	492
4.375%, 01/15/2028 (D)	810	808
3.800%, 06/01/2024	770	778
Devon Energy
7.875%, 09/30/2031	1,230	1,647
5.850%, 12/15/2025	1,000	1,156
5.600%, 07/15/2041	1,047	1,223
5.000%, 06/15/2045	1,453	1,641
4.750%, 05/15/2042	157	170
Diamondback Energy
5.375%, 05/31/2025	200	208
3.500%, 12/01/2029	976	1,021
3.250%, 12/01/2026	1,319	1,396
2.875%, 12/01/2024	280	292
Ecopetrol
5.875%, 05/28/2045	5,653	6,720
4.125%, 01/16/2025	167	181
Enbridge
3.125%, 11/15/2029	1,444	1,566
2.500%, 01/15/2025	3,157	3,326
Energy Transfer Operating
8.250%, 11/15/2029	3,042	4,015
6.250%, 04/15/2049	460	537
6.050%, 06/01/2041	311	346

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 06/01/2027	$344	$396
5.300%, 04/15/2047	570	607
5.250%, 04/15/2029	2,085	2,363
5.150%, 03/15/2045	1,604	1,663
5.000%, 05/15/2050	1,505	1,583
4.950%, 06/15/2028	410	459
4.750%, 01/15/2026	474	527
4.500%, 04/15/2024	217	234
4.250%, 03/15/2023	976	1,027
4.200%, 04/15/2027	507	550
4.050%, 03/15/2025	2,409	2,589
3.750%, 05/15/2030	2,340	2,421
3.600%, 02/01/2023	170	177
2.900%, 05/15/2025	1,392	1,448
Energy Transfer Partners LP / Regency Energy Finance
4.500%, 11/01/2023	321	346
Eni Spa
4.000%, 09/12/2023 (C)	3,600	3,917
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	89
6.125%, 10/15/2039	145	196
4.850%, 03/15/2044	60	73
4.800%, 02/01/2049	100	126
4.200%, 01/31/2050	2,790	3,249
4.150%, 10/16/2028	1,580	1,867
4.050%, 02/15/2022	14	15
3.950%, 01/31/2060	949	1,028
3.700%, 01/31/2051	1,053	1,145
3.125%, 07/31/2029	350	388
2.800%, 01/31/2030	1,800	1,942
EOG Resources
4.950%, 04/15/2050	1,730	2,375
4.375%, 04/15/2030	860	1,049
4.150%, 01/15/2026	1,030	1,192
3.900%, 04/01/2035	590	688
EQT
3.900%, 10/01/2027	575	570
Equinor
3.250%, 11/18/2049	490	543
3.000%, 04/06/2027	2,845	3,159
2.875%, 04/06/2025	5,195	5,646
1.750%, 01/22/2026	838	876
Exxon Mobil
4.327%, 03/19/2050 (D)	3,500	4,521
4.227%, 03/19/2040	1,380	1,706
4.114%, 03/01/2046	910	1,117
3.482%, 03/19/2030	1,990	2,306
3.043%, 03/01/2026	1,140	1,261
1.571%, 04/15/2023	130	134
Exxon Mobil Corp
2.992%, 03/19/2025	10,020	10,934

112	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (C)	$964	$997
1.750%, 09/30/2027 (C)	3,719	3,740
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (C)	715	726
Halliburton
3.800%, 11/15/2025	66	73
Hess
6.000%, 01/15/2040	1,600	1,946
5.600%, 02/15/2041	2,000	2,351
HollyFrontier
2.625%, 10/01/2023	721	727
KazMunayGas National JSC
6.375%, 10/24/2048 (C)	470	668
5.750%, 04/19/2047 (C)	1,390	1,833
5.375%, 04/24/2030 (C)	1,520	1,864
Kinder Morgan
5.550%, 06/01/2045	270	342
5.200%, 03/01/2048	1,070	1,315
5.050%, 02/15/2046	260	311
4.300%, 06/01/2025	1,105	1,257
4.300%, 03/01/2028	590	686
Kinder Morgan Energy Partners
5.500%, 03/01/2044	715	886
5.400%, 09/01/2044	40	49
5.000%, 03/01/2043	50	58
3.500%, 03/01/2021	300	301
Marathon Oil
6.800%, 03/15/2032	250	296
5.200%, 06/01/2045	348	379
4.400%, 07/15/2027	1,309	1,428
MPLX
5.500%, 02/15/2049	580	725
4.800%, 02/15/2029	120	141
4.700%, 04/15/2048	1,410	1,585
4.500%, 04/15/2038	810	898
4.000%, 03/15/2028	350	395
2.650%, 08/15/2030	1,429	1,447
1.750%, 03/01/2026	1,063	1,077
Noble Energy
5.250%, 11/15/2043	150	208
5.050%, 11/15/2044	186	254
4.950%, 08/15/2047	330	456
3.850%, 01/15/2028	990	1,147
Occidental Petroleum
7.875%, 09/15/2031	140	149
7.500%, 05/01/2031	240	252
6.950%, 07/01/2024	3,107	3,278
5.550%, 03/15/2026	2,180	2,164
4.625%, 06/15/2045	400	332
4.500%, 07/15/2044	1,000	825
4.400%, 04/15/2046	200	168

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 03/15/2048	$390	$314
4.100%, 02/15/2047	1,040	816
3.400%, 04/15/2026	100	90
3.200%, 08/15/2026	1,740	1,540
3.125%, 02/15/2022	810	808
3.000%, 02/15/2027	510	446
2.900%, 08/15/2024	1,260	1,175
2.700%, 08/15/2022	700	690
2.700%, 02/15/2023	150	144
Oleoducto Central
4.000%, 07/14/2027 (C)	884	955
Pertamina Persero
6.000%, 05/03/2042 (C)	1,220	1,555
Petrobras Global Finance
6.850%, 06/05/2115	1,090	1,282
6.250%, 03/17/2024	1,930	2,198
Petroleos del Peru
4.750%, 06/19/2032 (C)	4,690	5,347
Petroleos Mexicanos
7.690%, 01/23/2050	1,840	1,698
6.950%, 01/28/2060	210	180
6.625%, 06/15/2035	2,202	2,028
6.500%, 03/13/2027	1,640	1,646
5.625%, 01/23/2046	1,650	1,319
2.460%, 12/15/2025	1,722	1,797
2.378%, 04/15/2025	783	817
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	93
6.750%, 09/21/2047	4,865	4,184
Phillips
66 1.300%, 02/15/2026	925	932
Pioneer Natural Resources
1.900%, 08/15/2030	1,783	1,754
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	288	290
4.650%, 10/15/2025	2,300	2,518
3.550%, 12/15/2029	1,494	1,532
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (C)	1,270	1,346
4.950%, 07/15/2029 (C)	3,655	3,682
Ruby Pipeline
7.750%, 04/01/2022 (C)(D)	1,886	1,773
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	2,230	2,539
5.625%, 03/01/2025	1,500	1,734
5.000%, 03/15/2027	2,235	2,588
Saudi Arabian Oil
2.250%, 11/24/2030 (C)	1,063	1,078
1.625%, 11/24/2025 (C)	1,903	1,938
1.250%, 11/24/2023 (C)	840	849
Schlumberger Finance Canada
1.400%, 09/17/2025	850	868

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	113

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Schlumberger Holdings
4.000%, 12/21/2025 (C)	$660	$741
3.900%, 05/17/2028 (C)	857	954
Schlumberger Investment
3.650%, 12/01/2023	100	108
Shell International Finance BV
6.375%, 12/15/2038	660	1,024
4.550%, 08/12/2043	490	647
4.375%, 05/11/2045	990	1,277
4.125%, 05/11/2035	2,605	3,254
4.000%, 05/10/2046	170	211
3.750%, 09/12/2046	100	119
3.250%, 04/06/2050	930	1,049
2.750%, 04/06/2030	660	730
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	1,020	1,117
Spectra Energy Partners
3.500%, 03/15/2025	1,025	1,119
3.375%, 10/15/2026	140	155
Suncor Energy
3.100%, 05/15/2025	1,415	1,540
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,000	1,073
5.350%, 05/15/2045	1,265	1,323
5.300%, 04/01/2044	60	63
4.250%, 04/01/2024	436	467
4.000%, 10/01/2027	1,150	1,237
3.900%, 07/15/2026	250	268
3.450%, 01/15/2023	165	171
Tengizchevroil Finance International
2.625%, 08/15/2025 (C)	1,089	1,126
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	3,126
2.900%, 03/01/2030 (C)	2,770	2,923
Total Capital International
3.127%, 05/29/2050	1,043	1,144
TransCanada PipeLines
4.625%, 03/01/2034	2,125	2,537
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,390	1,805
3.950%, 05/15/2050 (C)	1,130	1,251
3.250%, 05/15/2030 (C)	704	780
Valero Energy
1.200%, 03/15/2024	2,726	2,730
Western Midstream Operating
4.350%, 02/01/2025	330	329
2.074%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023	220	213
Williams
8.750%, 03/15/2032	1,284	1,849
7.875%, 09/01/2021	130	137
7.750%, 06/15/2031	339	455

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.500%, 01/15/2031	$9	$12
5.100%, 09/15/2045	100	121
3.900%, 01/15/2025	1,972	2,178
3.750%, 06/15/2027	410	462
3.600%, 03/15/2022	124	128

		286,453

Financials — 8.8%
Aegon
0.871%, VAR USD ICE Swap 11:00 NY 10 Yr+0.100%(E)	2,180	1,790
Affiliated Managers Group
3.300%, 06/15/2030	2,130	2,320
Ally Financial
5.750%, 11/20/2025	2,396	2,799
5.125%, 09/30/2024	2,202	2,526
1.450%, 10/02/2023	4,003	4,081
American Express
4.200%, 11/06/2025	250	290
4.050%, 12/03/2042	70	89
3.700%, 08/03/2023	1,305	1,417
3.400%, 02/27/2023	285	303
2.500%, 08/01/2022	3,890	4,023
2.500%, 07/30/2024	3,000	3,194
American Express Credit MTN
0.932%, VAR ICE LIBOR USD 3 Month+0.700%, 03/03/2022	2,560	2,579
American Financial Group
5.250%, 04/02/2030	1,717	2,074
American International Group
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	2,578	2,891
4.750%, 04/01/2048	1,578	2,135
4.500%, 07/16/2044	890	1,144
4.200%, 04/01/2028	1,001	1,192
3.900%, 04/01/2026	1,300	1,485
3.400%, 06/30/2030	1,503	1,711
2.500%, 06/30/2025	410	440
Andrew W Mellon Foundation
0.947%, 08/01/2027	812	811
Apollo Management Holdings
5.000%, 03/15/2048 (C)	1,450	1,789
4.400%, 05/27/2026 (C)	1,015	1,180
Arch Capital Group
3.635%, 06/30/2050	884	1,043
Ares Capital
3.875%, 01/15/2026	1,247	1,310
Athene Global Funding
3.000%, 07/01/2022 (C)	1,105	1,141
2.950%, 11/12/2026 (C)	3,910	4,149
Athene Holding
6.150%, 04/03/2030	1,047	1,305

114	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 01/12/2028	$1,140	$1,264
3.500%, 01/15/2031	502	531
Aviation Capital Group LLC
5.500%, 12/15/2024 (C)	1,774	1,899
Avolon Holdings Funding
5.250%, 05/15/2024 (C)	185	197
5.125%, 10/01/2023 (C)	195	205
3.950%, 07/01/2024 (C)	535	549
2.875%, 02/15/2025 (C)	1,420	1,388
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	1,400	1,405
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (C)	1,390	1,388
Banco Santander
3.848%, 04/12/2023	1,200	1,287
3.490%, 05/28/2030	600	670
2.749%, 12/03/2030	1,600	1,600
2.746%, 05/28/2025	3,400	3,619
1.344%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	403
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	5,899	6,643
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	1,660	1,821
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	3,732	3,919
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/2031	2,653	2,823
Bank of America MTN
5.000%, 01/21/2044	1,800	2,573
4.450%, 03/03/2026	5,035	5,879
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	1,305	1,727
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	625	744
4.250%, 10/22/2026	130	152
4.200%, 08/26/2024	2,720	3,045
4.183%, 11/25/2027	1,888	2,182
4.125%, 01/22/2024	223	247
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	5,390	6,870
4.000%, 04/01/2024	2,110	2,338
4.000%, 01/22/2025	2,815	3,156
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	1,780	2,071
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	1,225	1,329
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	710	804

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	$1,310	$1,395
3.500%, 04/19/2026	2,575	2,914
3.300%, 01/11/2023	3,643	3,863
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	1,170	1,307
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	3,680	3,979
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	1,480	1,620
2.625%, 04/19/2021	70	71
2.496%, VAR ICE LIBOR USD 3 Month+0.990%, 02/13/2031	1,874	1,977
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	4,090	4,334
2.015%, VAR ICE LIBOR USD 3 Month+0.640%, 02/13/2026	339	354
1.922%, VAR United States Secured Overnight Financing Rate+1.370%, 10/24/2031	1,115	1,125
1.898%, VAR United States Secured Overnight Financing Rate+1.530%, 07/23/2031	2,730	2,746
1.389%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	165	166
1.319%, VAR United States Secured Overnight Financing Rate+1.150%, 06/19/2026	4,570	4,628
1.197%, VAR United States Secured Overnight Financing Rate+1.010%, 10/24/2026	3,436	3,462
0.981%, VAR United States Secured Overnight Financing Rate+0.910%, 09/25/2025	3,007	3,027
0.810%, VAR United States Secured Overnight Financing Rate+0.740%, 10/24/2024	3,569	3,583
Bank of Montreal MTN
2.550%, 11/06/2022	200	208
1.850%, 05/01/2025	1,360	1,425
Bank of New York Mellon
3.550%, 09/23/2021	144	147
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	164
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	1,920	2,201
3.250%, 09/11/2024	270	296
3.250%, 05/16/2027	270	305
1.600%, 04/24/2025	410	427
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.551%(E)	1,140	1,222

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	115

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 11/15/2022	$2,095	$2,164
1.300%, 06/11/2025	760	777
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	2,245	2,647
3.684%, 01/10/2023	1,220	1,259
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	1,070	1,283
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	1,285	1,387
Barclays Bank
1.700%, 05/12/2022	2,860	2,911
BBVA USA
3.875%, 04/10/2025	910	1,011
Berkshire Hathaway
3.750%, 08/15/2021 (D)	488	500
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,707
4.200%, 08/15/2048	805	1,081
Blackstone
3.625%, 01/15/2026 (C)	1,255	1,284
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (C)	1,220	1,517
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (C)	1,450	1,610
4.400%, 08/14/2028 (C)	1,420	1,682
3.375%, 01/09/2025 (C)	420	458
2.219%, VAR United States Secured Overnight Financing Rate+2.074%, 06/09/2026 (C)	950	989
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr+1.483%, 03/01/2033 (C)	380	432
BPCE
5.150%, 07/21/2024 (C)	1,550	1,756
Brighthouse Financial
4.700%, 06/22/2047	751	777
Brookfield Finance
4.350%, 04/15/2030	1,746	2,112
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	750	759
0.950%, 10/23/2025 (D)	1,750	1,762
Chubb INA Holdings
3.350%, 05/03/2026	420	475
Citadel
4.875%, 01/15/2027 (C)	1,240	1,350
Citibank
0.824%, VAR ICE LIBOR USD 3 Month+0.600%, 05/20/2022	4,745	4,754
Citigroup
8.125%, 07/15/2039	1,871	3,391

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 09/13/2025	$1,370	$1,649
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	1,260	1,786
5.300%, 05/06/2044	255	360
4.750%, 05/18/2046	150	201
4.650%, 07/30/2045	1,140	1,550
4.650%, 07/23/2048	795	1,105
4.600%, 03/09/2026	2,785	3,253
4.500%, 01/14/2022	50	52
4.450%, 09/29/2027	1,380	1,619
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	2,020	2,434
4.400%, 06/10/2025	2,040	2,336
4.300%, 11/20/2026	590	683
4.125%, 07/25/2028	260	303
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/2028	545	622
3.875%, 10/25/2023	1,340	1,472
3.700%, 01/12/2026	625	707
3.500%, 05/15/2023	930	996
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	3,600	3,899
3.200%, 10/21/2026	3,504	3,892
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	780	803
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/2026	560	608
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	8,390	8,914
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	800	821
0.776%, VAR United States Secured Overnight Financing Rate+0.686%, 10/30/2024	2,296	2,303
CME Group
3.000%, 09/15/2022	400	419
Cooperatieve Rabobank UA
4.625%, 12/01/2023	2,060	2,293
4.375%, 08/04/2025	1,580	1,806
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	300	313
1.339%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 06/24/2026 (C)	570	579
Credit Agricole SA/London MTN
1.907%, VAR United States Secured Overnight Financing Rate+1.676%, 06/16/2026 (C)	630	650

116	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse AG/New York NY
2.950%, 04/09/2025	$790	$865
1.000%, 05/05/2023	4,510	4,571
Credit Suisse AG/New York NY MTN
3.625%, 09/09/2024	1,360	1,511
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	1,295	1,404
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (C)	4,517	5,317
2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/2023 (C)	1,203	1,257
2.593%, VAR United States Secured Overnight Financing Rate+1.560%, 09/11/2025 (C)	473	499
2.193%, VAR United States Secured Overnight Financing Rate+2.044%, 06/05/2026 (C)	2,517	2,620
Credit Suisse Group Funding Guernsey
3.800%, 06/09/2023	1,084	1,167
Danske Bank
5.375%, 01/12/2024 (C)	940	1,059
5.000%, 01/12/2022 (C)	2,677	2,802
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (C)	4,342	4,640
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (C)	3,817	3,882
1.226%, 06/22/2024 (C)	550	557
1.171%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.030%, 12/08/2023 (C)	2,714	2,725
Deutsche Bank NY
2.222%, VAR United States Secured Overnight Financing Rate+2.159%, 09/18/2024	1,375	1,403
2.129%, VAR United States Secured Overnight Financing Rate+1.870%, 11/24/2026	2,061	2,086
Equitable Holdings
3.900%, 04/20/2023	1,400	1,511
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,364
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	4,120	5,252
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (C)	682	788
Fidelity National Financial
3.400%, 06/15/2030	860	948
Fifth Third Bank
2.875%, 10/01/2021	1,870	1,906

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Franklin Resources
1.600%, 10/30/2030	$1,616	$1,596
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%(E)	595	570
Goldman Sachs Group
6.750%, 10/01/2037	2,762	4,232
6.250%, 02/01/2041	1,290	2,033
5.250%, 07/27/2021	3,660	3,778
5.150%, 05/22/2045	1,870	2,624
4.750%, 10/21/2045	780	1,091
4.250%, 10/21/2025	1,090	1,252
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	500	594
3.800%, 03/15/2030	5,120	5,997
3.750%, 05/22/2025	500	559
3.750%, 02/25/2026	1,445	1,640
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	640	734
3.625%, 01/22/2023	508	542
3.500%, 01/23/2025	150	165
3.500%, 04/01/2025	3,470	3,841
3.500%, 11/16/2026	3,382	3,792
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	3,770	4,111
3.200%, 02/23/2023	670	709
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	410	425
1.325%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	225	226
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/2023	5,552	5,566
Goldman Sachs Group MTN
4.800%, 07/08/2044	260	362
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	1,060	1,102
Golub Capital BDC
3.375%, 04/15/2024	3,439	3,462
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	1,330	1,345
HSBC Bank PLC
7.650%, 05/01/2025	796	990
4.750%, 01/19/2021 (C)	250	251
HSBC Bank USA
7.000%, 01/15/2039	510	801
HSBC Holdings
4.950%, 03/31/2030	785	978
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	4,685	5,525
4.300%, 03/08/2026	5,405	6,206
4.250%, 03/14/2024	1,190	1,305
4.250%, 08/18/2025	1,290	1,453

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	117

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	$830	$943
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	1,720	1,982
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	155	160
2.633%, VAR ICE LIBOR USD 3 Month+1.140%, 11/07/2025	755	796
2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/2026	200	206
2.013%, VAR United States Secured Overnight Financing Rate+1.732%, 09/22/2028	6,723	6,832
1.645%, VAR United States Secured Overnight Financing Rate+1.538%, 04/18/2026	3,299	3,347
1.589%, VAR United States Secured Overnight Financing Rate+1.290%, 05/24/2027	6,215	6,267
ING Bank
5.800%, 09/25/2023 (C)	202	228
Intercontinental Exchange
2.650%, 09/15/2040	499	519
1.850%, 09/15/2032	1,427	1,441
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	490	512
3.125%, 07/14/2022 (C)	1,420	1,469
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (C)	1,260	1,430
5.017%, 06/26/2024 (C)	870	950
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,558
6.400%, 05/15/2038	385	609
4.950%, 06/01/2045	300	428
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	740	898
4.250%, 10/01/2027	2,590	3,053
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	940	1,118
4.125%, 12/15/2026	2,420	2,830
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	725	932
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	6,275	6,909
3.900%, 07/15/2025	1,635	1,851
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	245	312
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	215	262
3.875%, 09/10/2024	440	491
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	2,010	2,179

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 05/13/2024	$1,490	$1,643
3.625%, 12/01/2027	1,000	1,134
3.200%, 06/15/2026	740	827
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	210	235
2.972%, 01/15/2023	165	170
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031	3,245	3,543
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	370	401
2.700%, 05/18/2023	1,310	1,379
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	1,060	1,138
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/2025	3,120	3,299
2.182%, VAR United States Secured Overnight Financing Rate+1.890%, 06/01/2028	2,044	2,148
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	1,280	1,343
2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/2026	75	78
1.764%, VAR United States Secured Overnight Financing Rate+1.105%, 11/19/2031	2,043	2,053
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	2,130	2,182
1.045%, VAR United States Secured Overnight Financing Rate+0.800%, 11/19/2026	4,085	4,108
0.760%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	2,740	2,548
KKR Group Finance II LLC
5.500%, 02/01/2043 (C)	120	160
KKR Group Finance III LLC
5.125%, 06/01/2044 (C)	1,005	1,290
Landwirtschaftliche Rentenbank
0.500%, 05/27/2025 (D)	4,087	4,096
Lehman Brothers Holdings
6.500%, 12/31/2049 (F)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (F)	10,370	–

118	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, VAR ICE LIBOR USD 3 Month+0.840%(E)(F)	$20,630	$–
Lloyds Bank
3.500%, 05/14/2025	100	111
Lloyds Banking Group
4.375%, 03/22/2028	1,180	1,400
4.050%, 08/16/2023	530	578
3.900%, 03/12/2024	2,530	2,772
3.100%, 07/06/2021	2,610	2,653
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	2,545	2,657
Macquarie Bank
3.624%, 06/03/2030 (C)	765	830
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	272
2.250%, 07/01/2022 (C)	2,640	2,722
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (C)	2,220	2,245
Mercury General
4.400%, 03/15/2027	1,720	1,888
MetLife
6.400%, 12/15/2036	1,400	1,789
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	2,865	3,276
0.900%, 06/08/2023 (C)	1,540	1,560
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	1,810	1,946
3.625%, 01/20/2027	1,801	2,058
Morgan Stanley MTN
5.500%, 07/28/2021	200	207
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	725	884
4.350%, 09/08/2026	235	276
4.100%, 05/22/2023	2,290	2,480
4.000%, 07/23/2025	2,956	3,380
3.875%, 04/29/2024	4,325	4,782
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	280	324
3.700%, 10/23/2024	370	411
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	4,771	5,559
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	270	307
3.125%, 07/27/2026	525	586
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	2,085	2,229

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	$890	$967
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	2,360	2,489
1.794%, VAR United States Secured Overnight Financing Rate+1.034%, 02/13/2032	4,090	4,122
0.864%, VAR United States Secured Overnight Financing Rate+0.745%, 10/21/2025	2,403	2,414
0.560%, VAR United States Secured Overnight Financing Rate+0.466%, 11/10/2023	2,386	2,388
National Australia Bank MTN
2.332%, 08/21/2030 (C)	1,898	1,922
National Securities Clearing
1.500%, 04/23/2025 (C)	6,290	6,513
1.200%, 04/23/2023 (C)	620	632
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)	3,490	3,791
3.766%, VAR ICE LIBOR USD 3 Month+1.064%, 03/08/2024 (C)	1,250	1,328
Nationwide Financial Services
5.375%, 03/25/2021 (C)	150	152
3.900%, 11/30/2049 (C)	1,603	1,750
Nationwide Mutual Insurance
4.350%, 04/30/2050 (C)	858	1,005
2.540%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	4,407	4,402
Natwest Group
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	820	892
3.875%, 09/12/2023	1,340	1,452
3.754%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.100%, 11/01/2029	1,022	1,081
3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.550%, 05/22/2028	1,028	1,106
2.359%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.150%, 05/22/2024	567	588
New York Life Global Funding
2.875%, 04/10/2024 (C)	2,155	2,316
0.950%, 06/24/2025 (C)	550	557
New York Life Insurance
6.750%, 11/15/2039 (C)	765	1,179
3.750%, 05/15/2050 (C)	1,300	1,550
Nomura Holdings
3.103%, 01/16/2030	2,186	2,379

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	119

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.679%, 07/16/2030	$992	$1,050
2.648%, 01/16/2025	2,049	2,177
Nordea Bank ABP
4.875%, 05/13/2021 (C)	1,730	1,764
1.000%, 06/09/2023 (C)	1,370	1,389
Northern Trust
2.375%, 08/02/2022	300	311
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (C)	2,550	2,935
Ohio National Financial Services
5.550%, 01/24/2030 (C)	1,155	1,159
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	850	908
4.500%, 03/15/2023 (C)	4,470	4,657
PNC Financial Services Group
3.500%, 01/23/2024	255	277
Principal Life Global Funding II
1.250%, 06/23/2025 (C)	270	276
Raymond James Financial
4.950%, 07/15/2046	1,525	2,095
Royal Bank of Canada
0.438%, 06/29/2085 (B)	860	679
Royal Bank of Canada MTN
3.200%, 04/30/2021	760	769
2.250%, 11/01/2024	170	181
1.600%, 04/17/2023	1,170	1,203
1.150%, 06/10/2025	730	744
Santander Holdings USA
4.500%, 07/17/2025	148	165
4.400%, 07/13/2027	771	874
3.450%, 06/02/2025	4,015	4,347
3.400%, 01/18/2023	489	514
3.244%, 10/05/2026	1,529	1,652
Santander UK Group Holdings
5.625%, 09/15/2045 (C)	210	287
4.796%, VAR ICE LIBOR USD 3 Month+1.570%, 11/15/2024	4,580	5,085
1.532%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.250%, 08/21/2026	4,370	4,400
Scentre Group Trust 1
4.375%, 05/28/2030 (C)	1,135	1,293
3.625%, 01/28/2026 (C)	2,190	2,377
Societe Generale
0.335%, VAR ICE LIBOR USD 6 Month+0.075%(E)	860	757
Societe Generale MTN
3.653%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 07/08/2035 (C)	876	921
2.625%, 01/22/2025 (C)	1,345	1,415

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Standard Chartered
5.700%, 03/26/2044 (C)	$427	$565
5.200%, 01/26/2024 (C)	410	450
State Street
3.300%, 12/16/2024	310	344
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031	1,500	1,721
Swedbank
1.300%, 06/02/2023 (C)	930	948
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	229
4.900%, 09/15/2044 (C)	600	804
4.270%, 05/15/2047 (C)	175	216
3.300%, 05/15/2050 (C)	4,055	4,425
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	930	945
1.900%, 12/01/2022	770	794
1.150%, 06/12/2025	730	746
0.750%, 06/12/2023	1,430	1,442
Travelers
4.600%, 08/01/2043	50	69
Truist Bank
3.800%, 10/30/2026	250	288
2.450%, 08/01/2022	250	259
Truist Financial MTN
2.750%, 04/01/2022	375	386
2.200%, 03/16/2023	5,475	5,688
Trust Fibra Uno
6.390%, 01/15/2050 (C)	588	649
4.869%, 01/15/2030 (C)	831	918
UBS Group
4.253%, 03/23/2028 (C)	1,940	2,268
4.125%, 09/24/2025 (C)	1,010	1,155
3.491%, 05/23/2023 (C)	1,710	1,781
2.859%, VAR ICE LIBOR USD 3 Month+0.954%, 08/15/2023 (C)	240	249
1.364%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.080%, 01/30/2027 (C)	2,091	2,113
UBS/London
1.750%, 04/21/2022 (C)	1,310	1,335
US Bancorp
2.400%, 07/30/2024	3,710	3,945
1.450%, 05/12/2025	1,610	1,662
US Bancorp MTN
3.600%, 09/11/2024	160	177
2.950%, 07/15/2022	497	517
US Bank North America/Cincinnatti, Ohio
3.150%, 04/26/2021	750	757

120	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
USAA Capital
1.500%, 05/01/2023 (C)	$150	$154
Validus Holdings
8.875%, 01/26/2040	1,460	2,411
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%(E)	4,442	4,493
WEA Finance LLC / Westfield UK & Europe Finance
3.750%, 09/17/2024 (C)	1,370	1,435
Wells Fargo
7.950%, 11/15/2029	925	1,244
5.950%, 12/15/2036	520	694
5.606%, 01/15/2044	700	1,003
5.375%, 11/02/2043	220	311
4.480%, 01/16/2024	392	434
3.069%, 01/24/2023	1,340	1,379
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	5,960	6,492
3.000%, 10/23/2026	1,640	1,806
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	3,865	4,046
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	13,775	19,672
4.900%, 11/17/2045	1,310	1,752
4.750%, 12/07/2046	2,365	3,147
4.650%, 11/04/2044	560	722
4.600%, 04/01/2021	500	507
4.478%, VAR ICE LIBOR USD 3 Month+3.770%, 04/04/2031	5,855	7,135
4.400%, 06/14/2046	220	279
4.300%, 07/22/2027	1,180	1,377
4.150%, 01/24/2029	1,450	1,718
3.750%, 01/24/2024	360	391
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	2,075	2,346
3.500%, 03/08/2022	250	260
3.450%, 02/13/2023	685	727
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	3,675	4,057
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	3,925	4,267
2.572%, VAR ICE LIBOR USD 3 Month+1.000%, 02/11/2031	415	441
2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/2025	2,570	2,710
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/2028	2,410	2,543

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Westpac Banking
2.963%, 11/16/2040	$411	$443
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/2035	2,545	2,631

		724,116

Health Care — 2.9%
Abbott Laboratories
4.900%, 11/30/2046	840	1,255
4.750%, 11/30/2036	440	606
3.750%, 11/30/2026	1,245	1,451
1.150%, 01/30/2028	600	608
AbbVie
5.000%, 12/15/2021	173	179
4.875%, 11/14/2048	1,100	1,498
4.500%, 05/14/2035	845	1,074
4.450%, 05/14/2046	659	836
4.400%, 11/06/2042	2,350	2,956
4.300%, 05/14/2036	483	598
4.250%, 11/14/2028	1,295	1,564
4.250%, 11/21/2049	9,570	12,091
4.050%, 11/21/2039	1,690	2,052
3.800%, 03/15/2025	4,538	5,070
3.750%, 11/14/2023	339	370
3.600%, 05/14/2025	1,605	1,786
3.450%, 03/15/2022	470	486
3.200%, 05/14/2026	145	161
3.200%, 11/21/2029	5,061	5,723
2.950%, 11/21/2026	1,276	1,411
2.900%, 11/06/2022	2,488	2,601
2.600%, 11/21/2024	4,419	4,730
2.300%, 11/21/2022	4,991	5,167
Amgen
5.150%, 11/15/2041	316	439
4.663%, 06/15/2051	389	526
3.625%, 05/22/2024	220	241
3.150%, 02/21/2040	1,006	1,090
2.770%, 09/01/2053 (C)	438	433
Anthem
4.625%, 05/15/2042	219	288
3.700%, 08/15/2021	290	294
3.650%, 12/01/2027	330	379
3.500%, 08/15/2024	1,950	2,137
3.350%, 12/01/2024	1,190	1,310
3.300%, 01/15/2023	133	141
3.125%, 05/15/2022	740	769
2.950%, 12/01/2022	560	587
2.250%, 05/15/2030	1,767	1,857
AstraZeneca
3.500%, 08/17/2023	1,735	1,872
0.700%, 04/08/2026	1,383	1,379

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	121

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Baxalta
3.600%, 06/23/2022	$870	$906
Baxter International
3.950%, 04/01/2030 (C)	890	1,066
Becton Dickinson
4.685%, 12/15/2044	469	607
3.734%, 12/15/2024	1,630	1,800
3.363%, 06/06/2024	1,170	1,266
2.823%, 05/20/2030	1,000	1,094
Biogen
5.200%, 09/15/2045	250	334
3.625%, 09/15/2022	815	861
Bristol-Myers Squibb
5.000%, 08/15/2045	130	189
4.350%, 11/15/2047	319	434
4.250%, 10/26/2049	542	734
3.900%, 02/20/2028	1,032	1,223
3.875%, 08/15/2025	1,200	1,368
3.550%, 08/15/2022	550	580
3.450%, 11/15/2027	961	1,106
3.400%, 07/26/2029	1,686	1,970
3.200%, 06/15/2026	1,170	1,314
2.900%, 07/26/2024	3,170	3,416
2.600%, 05/16/2022	830	858
2.550%, 11/13/2050	1,641	1,695
2.350%, 11/13/2040	535	551
2.250%, 08/15/2021	660	669
1.450%, 11/13/2030	2,497	2,507
1.125%, 11/13/2027	2,140	2,152
0.750%, 11/13/2025	1,427	1,429
Centene
3.000%, 10/15/2030	8,506	8,953
Cigna
4.900%, 12/15/2048	1,000	1,378
4.375%, 10/15/2028	1,454	1,750
4.125%, 11/15/2025	585	673
3.875%, 10/15/2047	2,185	2,622
3.750%, 07/15/2023	1,347	1,458
3.400%, 09/17/2021	2,048	2,097
3.400%, 03/01/2027	1,034	1,162
3.400%, 03/15/2050	250	282
3.250%, 04/15/2025	1,000	1,098
2.400%, 03/15/2030	800	851
CommonSpirit Health
4.350%, 11/01/2042	885	1,027
CVS Health
5.125%, 07/20/2045	170	229
5.050%, 03/25/2048	9,523	12,846
4.780%, 03/25/2038	513	651
4.300%, 03/25/2028	7,809	9,176
4.250%, 04/01/2050	10	13
4.125%, 04/01/2040	240	286

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.100%, 03/25/2025	$155	$176
3.875%, 07/20/2025	929	1,048
3.750%, 04/01/2030	1,835	2,127
3.700%, 03/09/2023	830	888
3.625%, 04/01/2027	1,975	2,244
3.375%, 08/12/2024	95	103
3.000%, 08/15/2026	719	790
2.750%, 12/01/2022	230	239
2.700%, 08/21/2040	496	501
1.750%, 08/21/2030	349	348
1.300%, 08/21/2027	1,575	1,579
Danaher
3.350%, 09/15/2025	667	742
2.600%, 10/01/2050	852	896
DH Europe Finance II Sarl
3.400%, 11/15/2049	13	16
2.600%, 11/15/2029	1,977	2,183
2.200%, 11/15/2024	1,825	1,936
2.050%, 11/15/2022	1,065	1,100
Eli Lilly
2.500%, 09/15/2060	681	688
2.250%, 05/15/2050	1,011	985
Gilead Sciences
4.750%, 03/01/2046	40	53
3.700%, 04/01/2024	1,540	1,682
3.650%, 03/01/2026	890	1,009
2.800%, 10/01/2050	506	505
2.600%, 10/01/2040	818	831
1.650%, 10/01/2030	1,085	1,082
1.200%, 10/01/2027	1,085	1,090
GlaxoSmithKline Capital
3.000%, 06/01/2024	670	723
2.850%, 05/08/2022	50	52
HCA
5.250%, 04/15/2025	750	875
5.250%, 06/15/2049	3,259	4,313
5.125%, 06/15/2039	1,608	2,069
5.000%, 03/15/2024	2,635	2,964
Humana
4.950%, 10/01/2044	200	271
4.800%, 03/15/2047	50	68
4.500%, 04/01/2025	120	138
3.950%, 03/15/2027	860	990
3.850%, 10/01/2024	2,530	2,801
3.150%, 12/01/2022	190	199
Johnson & Johnson
3.700%, 03/01/2046	970	1,249
2.450%, 09/01/2060	2,424	2,545
2.100%, 09/01/2040	238	242
0.950%, 09/01/2027	990	994
0.550%, 09/01/2025	490	491

122	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Medtronic
4.625%, 03/15/2045	$123	$175
Merck
3.700%, 02/10/2045	463	583
2.450%, 06/24/2050	484	502
2.350%, 06/24/2040	484	506
1.450%, 06/24/2030	4,280	4,352
0.750%, 02/24/2026	840	841
Perrigo Finance
4.900%, 12/15/2044	574	646
3.150%, 06/15/2030	1,184	1,254
Pfizer
4.000%, 12/15/2036	1,050	1,340
2.800%, 03/11/2022	640	660
2.700%, 05/28/2050	2,870	3,059
2.625%, 04/01/2030	2,390	2,658
1.700%, 05/28/2030	680	702
0.800%, 05/28/2025	1,050	1,061
Regeneron Pharmaceuticals
2.800%, 09/15/2050	825	806
1.750%, 09/15/2030	2,723	2,679
Royalty Pharma
3.550%, 09/02/2050 (C)	901	927
2.200%, 09/02/2030 (C)	1,430	1,447
1.750%, 09/02/2027 (C)	1,350	1,371
1.200%, 09/02/2025 (C)	1,325	1,336
0.750%, 09/02/2023 (C)	1,995	2,004
Stryker
2.900%, 06/15/2050	1,001	1,067
1.950%, 06/15/2030	629	651
1.150%, 06/15/2025	1,428	1,452
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	185
Thermo Fisher Scientific
4.497%, 03/25/2030	2,957	3,715
UnitedHealth Group
6.625%, 11/15/2037	200	323
5.800%, 03/15/2036	560	829
4.625%, 07/15/2035	940	1,275
4.450%, 12/15/2048	140	195
4.250%, 06/15/2048	180	244
3.875%, 12/15/2028	250	302
3.875%, 08/15/2059	934	1,232
3.750%, 07/15/2025	330	376
3.750%, 10/15/2047	573	721
3.700%, 12/15/2025	719	823
3.700%, 08/15/2049	140	177
3.500%, 06/15/2023	230	248
3.500%, 08/15/2039	227	270
3.375%, 11/15/2021	400	408
3.125%, 05/15/2060	90	104
2.900%, 05/15/2050	660	735

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 12/15/2021	$450	$462
2.875%, 03/15/2023	150	159
2.750%, 05/15/2040	2,125	2,329
2.375%, 10/15/2022	100	104
2.000%, 05/15/2030	1,280	1,360
1.250%, 01/15/2026	260	267
Utah Acquisition Sub
3.950%, 06/15/2026	1,115	1,272
Viatris
4.000%, 06/22/2050 (C)	1,455	1,660
2.300%, 06/22/2027 (C)	420	443
Wyeth LLC
6.450%, 02/01/2024	365	432
5.950%, 04/01/2037	320	482
Zimmer Biomet Holdings
3.550%, 04/01/2025	225	248

		243,980

Industrials — 2.5%
3M
3.700%, 04/15/2050	1,370	1,714
3.250%, 08/26/2049	460	533
3.050%, 04/15/2030	511	584
2.375%, 08/26/2029	2,320	2,528
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.500%, 07/15/2025	1,337	1,546
5.000%, 10/01/2021	2,025	2,090
4.875%, 01/16/2024	635	685
4.625%, 07/01/2022	289	303
4.125%, 07/03/2023	1,935	2,049
3.950%, 02/01/2022	341	350
3.650%, 07/21/2027	1,120	1,159
3.500%, 05/26/2022	3,366	3,462
3.150%, 02/15/2024	1,379	1,424
Air Lease
3.500%, 01/15/2022	1,000	1,028
3.375%, 07/01/2025	490	517
3.250%, 03/01/2025	525	551
Air Lease MTN
2.300%, 02/01/2025	605	614
American Airlines Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	29	29
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	98	84
BAE Systems
4.750%, 10/11/2021 (C)	2,455	2,543
Boeing
7.250%, 06/15/2025	107	129
5.930%, 05/01/2060	700	947

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	123

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.805%, 05/01/2050	$2,578	$3,409
5.705%, 05/01/2040	910	1,151
5.150%, 05/01/2030	1,240	1,462
5.040%, 05/01/2027	355	407
4.875%, 05/01/2025	2,290	2,555
4.508%, 05/01/2023	2,225	2,380
3.750%, 02/01/2050	1,136	1,143
3.625%, 02/01/2031	1,818	1,932
3.250%, 02/01/2028	1,444	1,509
3.250%, 02/01/2035	1,480	1,455
3.200%, 03/01/2029	720	738
3.100%, 05/01/2026	230	239
2.800%, 03/01/2027	280	283
2.700%, 02/01/2027	1,165	1,175
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	318
4.550%, 09/01/2044	1,220	1,703
4.100%, 06/01/2021	449	453
3.650%, 09/01/2025	140	159
3.050%, 09/01/2022	300	312
3.050%, 02/15/2051	476	550
Canadian Pacific Railway
6.125%, 09/15/2115	34	55
Carrier Global
3.577%, 04/05/2050 (C)	340	384
3.377%, 04/05/2040 (C)	360	397
2.722%, 02/15/2030 (C)	570	607
2.700%, 02/15/2031 (C)	340	363
Caterpillar
4.300%, 05/15/2044	50	67
Caterpillar Financial Services MTN
2.850%, 05/17/2024	370	399
CCL Industries
3.050%, 06/01/2030 (C)	1,530	1,665
Cintas No. 2
3.700%, 04/01/2027	590	679
2.900%, 04/01/2022	610	630
CNH Industrial Capital LLC
1.875%, 01/15/2026	1,890	1,935
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,111	4,106
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl B
6.903%, 04/19/2022	10	10
Continental Airlines Pass-Through Trust, Ser 2010-1, Cl A
4.750%, 01/12/2021	63	63
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	49	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CoStar Group
2.800%, 07/15/2030 (C)	$1,485	$1,557
Crowley Conro LLC
4.181%, 08/15/2043	846	1,021
CSX
4.750%, 11/15/2048	461	643
4.300%, 03/01/2048	82	108
Deere
3.750%, 04/15/2050	2,538	3,304
3.100%, 04/15/2030	160	184
2.750%, 04/15/2025	1,391	1,514
Delta Air Lines
4.750%, 10/20/2028 (C)	2,702	2,907
4.500%, 10/20/2025 (C)	3,477	3,670
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,000	2,972
Eaton
7.625%, 04/01/2024	325	388
4.150%, 11/02/2042	530	667
4.000%, 11/02/2032	99	121
2.750%, 11/02/2022	1,740	1,819
Equifax
3.950%, 06/15/2023	3,015	3,258
2.600%, 12/15/2025	445	482
GE Capital Funding LLC
4.400%, 05/15/2030 (C)	3,612	4,161
3.450%, 05/15/2025 (C)	805	875
GE Capital International Funding Unlimited
4.418%, 11/15/2035	14,077	16,228
General Dynamics
4.250%, 04/01/2040	1,915	2,517
4.250%, 04/01/2050	2,380	3,295
General Electric
4.350%, 05/01/2050	942	1,111
4.250%, 05/01/2040	1,420	1,616
3.625%, 05/01/2030	2,844	3,190
3.450%, 05/01/2027	2,134	2,348
General Electric MTN
6.875%, 01/10/2039	1,546	2,185
6.750%, 03/15/2032	190	259
5.875%, 01/14/2038	1,221	1,582
3.450%, 05/15/2024	140	152
3.100%, 01/09/2023	233	245
0.701%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	3,035	2,116
Honeywell International
1.950%, 06/01/2030	2,035	2,153
1.350%, 06/01/2025	510	526
IHS Markit
5.000%, 11/01/2022 (C)	2,000	2,145
4.750%, 02/15/2025 (C)	1,000	1,149

124	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 08/01/2028	$1,000	$1,208
ILFC E-Capital Trust II
3.230%, 12/21/2065 (B) (C)	1,200	746
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	159	159
John Deere Capital MTN
2.150%, 09/08/2022	145	150
1.750%, 03/09/2027	942	992
1.200%, 04/06/2023	1,571	1,605
0.550%, 07/05/2022	2,040	2,050
L3Harris Technologies
5.054%, 04/27/2045	480	665
4.950%, 02/15/2021	537	538
4.854%, 04/27/2035	210	277
Lockheed Martin
3.550%, 01/15/2026	1,440	1,631
3.100%, 01/15/2023	110	116
Northrop Grumman
5.250%, 05/01/2050	3,645	5,500
5.150%, 05/01/2040	1,038	1,447
4.030%, 10/15/2047	1,486	1,888
3.850%, 04/15/2045	350	428
3.250%, 08/01/2023	1,944	2,098
3.250%, 01/15/2028	1,683	1,899
2.930%, 01/15/2025	2,114	2,296
2.550%, 10/15/2022	3,249	3,377
Otis Worldwide
3.112%, 02/15/2040	1,185	1,299
2.565%, 02/15/2030	660	709
2.056%, 04/05/2025	340	358
Parker-Hannifin
2.700%, 06/14/2024	830	890
Penske Truck Leasing/PTL Finance
3.950%, 03/10/2025 (C)	225	251
Raytheon Technologies
5.400%, 05/01/2035	640	880
4.500%, 06/01/2042	560	741
4.450%, 11/16/2038	895	1,149
4.125%, 11/16/2028	480	573
3.950%, 08/16/2025	1,761	2,013
3.650%, 08/16/2023	136	147
3.150%, 12/15/2024 (C)	320	345
3.125%, 07/01/2050	1,290	1,454
2.250%, 07/01/2030	680	720
Republic Services
4.750%, 05/15/2023	215	235
2.500%, 08/15/2024	2,035	2,169
1.750%, 02/15/2032	1,427	1,438
1.450%, 02/15/2031	3,670	3,612
Roper Technologies
1.000%, 09/15/2025	940	946

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southwest Airlines
5.125%, 06/15/2027	$2,140	$2,490
4.750%, 05/04/2023	1,426	1,547
Union Pacific
3.950%, 09/10/2028	1,555	1,842
3.839%, 03/20/2060	1,460	1,799
3.750%, 07/15/2025	530	599
3.750%, 02/05/2070	912	1,088
3.250%, 02/05/2050	4,212	4,834
3.150%, 03/01/2024	566	611
2.973%, 09/16/2062 (C)	175	186
2.950%, 03/01/2022	1,182	1,221
2.400%, 02/05/2030	1,306	1,415
2.150%, 02/05/2027	1,325	1,406
United Parcel Service
5.300%, 04/01/2050	870	1,338
5.200%, 04/01/2040	525	752
2.350%, 05/16/2022	235	241
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	28	27
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	2,942	2,452
Waste Management 4.150%, 07/15/2049	440	583
3.900%, 03/01/2035	39	48
3.500%, 05/15/2024	845	921
2.500%, 11/15/2050	340	344

		206,821

Information Technology — 2.0%
Adobe
2.300%, 02/01/2030	2,210	2,402
Apple
4.650%, 02/23/2046	2,460	3,550
4.375%, 05/13/2045	820	1,138
4.250%, 02/09/2047	481	662
3.850%, 05/04/2043	375	483
3.450%, 05/06/2024	350	385
2.750%, 01/13/2025	675	731
2.650%, 05/11/2050	1,643	1,764
2.550%, 08/20/2060	1,565	1,616
2.450%, 08/04/2026	2,560	2,787
2.400%, 05/03/2023	95	100
2.150%, 02/09/2022	90	92
1.125%, 05/11/2025	1,720	1,757
Applied Materials
1.750%, 06/01/2030	2,030	2,114
Avnet
4.875%, 12/01/2022	1,570	1,688

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	125

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Broadcom
4.700%, 04/15/2025	$3,350	$3,835
4.250%, 04/15/2026	1,144	1,307
4.150%, 11/15/2030	3,630	4,216
3.875%, 01/15/2027	1,616	1,815
3.150%, 11/15/2025	7,798	8,473
3.125%, 10/15/2022	1,000	1,047
2.250%, 11/15/2023	1,110	1,159
Corning
5.450%, 11/15/2079	1,685	2,316
Dell International LLC / EMC
6.100%, 07/15/2027 (C)	679	835
5.300%, 10/01/2029 (C)	682	824
4.900%, 10/01/2026 (C)	339	398
Fiserv
3.500%, 07/01/2029	330	378
3.200%, 07/01/2026	1,144	1,283
Flex
4.875%, 05/12/2030	1,783	2,121
Hewlett Packard Enterprise
4.650%, 10/01/2024	3,955	4,486
HP
2.200%, 06/17/2025	2,142	2,264
Intel
4.950%, 03/25/2060	20	30
4.750%, 03/25/2050	5,100	7,215
4.600%, 03/25/2040	817	1,099
4.100%, 05/19/2046	885	1,145
3.734%, 12/08/2047	119	146
3.300%, 10/01/2021	75	77
3.250%, 11/15/2049	1,510	1,740
3.100%, 07/29/2022	75	78
International Business Machines
4.150%, 05/15/2039	167	214
3.300%, 05/15/2026	387	437
3.000%, 05/15/2024	2,340	2,534
KLA
3.300%, 03/01/2050	908	1,021
Lam Research
3.800%, 03/15/2025	150	168
Marvell Technology Group
4.200%, 06/22/2023	1,800	1,946
Mastercard
3.850%, 03/26/2050	2,850	3,723
3.375%, 04/01/2024	720	791
3.350%, 03/26/2030	1,340	1,574
Micron Technology
2.497%, 04/24/2023	2,766	2,886
Microsoft
4.100%, 02/06/2037	917	1,205
3.950%, 08/08/2056	281	387
3.700%, 08/08/2046	620	798

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 02/12/2035	$460	$573
3.450%, 08/08/2036	1,648	2,041
3.300%, 02/06/2027	1,570	1,793
2.875%, 02/06/2024	970	1,041
2.700%, 02/12/2025	360	391
2.675%, 06/01/2060	835	918
2.525%, 06/01/2050	240	258
2.400%, 08/08/2026	2,510	2,737
2.375%, 02/12/2022	50	51
2.375%, 05/01/2023	50	52
NVIDIA
3.700%, 04/01/2060	680	877
3.500%, 04/01/2040	990	1,201
3.500%, 04/01/2050	5,362	6,530
2.850%, 04/01/2030	3,516	3,940
NXP BV/ NXP Funding LLC/ NXP USA
4.300%, 06/18/2029 (C)	892	1,048
3.875%, 06/18/2026 (C)	2,717	3,078
3.150%, 05/01/2027 (C)	1,149	1,254
2.700%, 05/01/2025 (C)	430	462
Oracle
4.300%, 07/08/2034	285	364
4.000%, 11/15/2047	1,025	1,255
3.900%, 05/15/2035	3,620	4,449
3.850%, 04/01/2060	1,124	1,387
3.800%, 11/15/2037	481	576
3.600%, 04/01/2040	1,815	2,115
2.950%, 11/15/2024	1,147	1,245
2.950%, 05/15/2025	695	759
2.950%, 04/01/2030	1,815	2,035
2.800%, 04/01/2027	2,037	2,243
2.625%, 02/15/2023	884	925
PayPal Holdings
2.300%, 06/01/2030	5,500	5,909
1.650%, 06/01/2025	3,217	3,345
1.350%, 06/01/2023	2,461	2,522
QUALCOMM
1.650%, 05/20/2032 (C)	119	120
1.300%, 05/20/2028 (C)	1,795	1,802
salesforce.com
3.250%, 04/11/2023	740	789
Texas Instruments
4.150%, 05/15/2048	1,250	1,725
1.750%, 05/04/2030	440	454
1.375%, 03/12/2025	844	872
TSMC Global
1.375%, 09/28/2030 (C)	4,320	4,224
1.000%, 09/28/2027 (C)	630	625
0.750%, 09/28/2025 (C)	480	477
Visa
4.300%, 12/14/2045	810	1,117
3.150%, 12/14/2025	660	737

126	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.200%, 12/14/2020	$480	$480
1.900%, 04/15/2027	1,580	1,672

		159,708

Materials — 0.8%
Air Liquide Finance
2.250%, 09/27/2023 (C)	1,215	1,271
Amcor Finance USA
4.500%, 05/15/2028	865	1,026
3.625%, 04/28/2026	2,000	2,236
Anglo American Capital
4.000%, 09/11/2027 (C)	280	316
3.625%, 09/11/2024 (C)	1,810	1,968
ArcelorMittal
3.600%, 07/16/2024	1,540	1,638
Barrick Gold
5.250%, 04/01/2042	740	1,027
Barrick North America Finance LLC
5.700%, 05/30/2041	883	1,272
BHP Billiton Finance USA
5.000%, 09/30/2043	40	58
2.875%, 02/24/2022	79	81
Dow Chemical
4.800%, 05/15/2049	925	1,204
4.375%, 11/15/2042	341	417
3.600%, 11/15/2050	723	805
2.100%, 11/15/2030	2,044	2,093
DuPont de Nemours Inc
4.493%, 11/15/2025	3,605	4,212
Equate Petrochemical MTN
4.250%, 11/03/2026 (C)	1,640	1,788
Glencore Funding LLC
4.125%, 05/30/2023 (C)	50	54
4.125%, 03/12/2024 (C)	70	76
4.000%, 03/27/2027 (C)	1,610	1,804
Industrias Penoles
4.150%, 09/12/2029 (C)	1,830	2,045
International Flavors & Fragrances
5.000%, 09/26/2048 (D)	2,365	3,156
LYB International Finance III LLC
3.625%, 04/01/2051	626	677
3.375%, 10/01/2040	445	469
2.250%, 10/01/2030	342	349
1.250%, 10/01/2025	797	805
Nacional del Cobre de Chile
4.250%, 07/17/2042 (C)	1,790	2,071
3.625%, 08/01/2027 (C)	2,770	3,073
Newcrest Finance Pty
3.250%, 05/13/2030 (C)	1,140	1,256
Newmont
2.250%, 10/01/2030	4,531	4,752

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nucor
2.700%, 06/01/2030 (D)	$912	$990
2.000%, 06/01/2025	711	747
Nutrien
5.000%, 04/01/2049	1,032	1,432
Nutrition & Biosciences
3.468%, 12/01/2050 (C)	1,980	2,163
2.300%, 11/01/2030 (C)	1,081	1,112
1.230%, 10/01/2025 (C)	6,305	6,385
OCP
4.500%, 10/22/2025 (C)	1,860	2,000
Reliance Steel & Aluminum
2.150%, 08/15/2030	1,459	1,489
1.300%, 08/15/2025	561	567
Southern Copper
5.250%, 11/08/2042	4,400	5,818
Suzano Austria GmbH
6.000%, 01/15/2029	2,540	3,028
Syngenta Finance
3.933%, 04/23/2021 (C)	370	374
Teck Resources
6.250%, 07/15/2041	836	1,040
5.200%, 03/01/2042	522	584
Vale Overseas
6.875%, 11/21/2036	1,595	2,261
6.250%, 08/10/2026	2,140	2,637
WestRock RKT LLC
4.000%, 03/01/2023	330	350

		74,976

Real Estate — 0.9%
Agree
2.900%, 10/01/2030	496	520
American Campus Communities Operating Partnership
3.750%, 04/15/2023	2,255	2,379
American Tower
1.875%, 10/15/2030	3,215	3,247
AvalonBay Communities MTN
4.350%, 04/15/2048	235	302
2.450%, 01/15/2031	2,490	2,664
Boston Properties
3.800%, 02/01/2024	2,000	2,174
3.400%, 06/21/2029	1,510	1,665
2.900%, 03/15/2030	125	133
Camden Property Trust
2.800%, 05/15/2030	925	1,017
CC Holdings GS V LLC
3.849%, 04/15/2023	580	623
Crown Castle International
4.000%, 03/01/2027	332	379
3.300%, 07/01/2030	569	636

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	127

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CyrusOne/CyrusOne Finance
2.900%, 11/15/2024	$1,985	$2,113
Equinix
2.950%, 09/15/2051	1,620	1,672
2.900%, 11/18/2026	1,878	2,048
2.625%, 11/18/2024	900	959
ERP Operating
4.625%, 12/15/2021	200	207
Federal Realty Investment Trust
3.950%, 01/15/2024	1,058	1,150
GLP Capital/GLP Financing II
5.750%, 06/01/2028	1,250	1,459
5.375%, 04/15/2026	1,555	1,758
5.300%, 01/15/2029	2,449	2,811
5.250%, 06/01/2025	1,250	1,384
4.000%, 01/15/2030	1,212	1,299
4.000%, 01/15/2031	330	357
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,010	1,139
Healthpeak Properties
3.875%, 08/15/2024	4,926	5,454
2.875%, 01/15/2031	470	504
Highwoods Realty
2.600%, 02/01/2031	590	595
Kimco Realty
1.900%, 03/01/2028	709	713
Life Storage
3.875%, 12/15/2027	935	1,057
Mid-America Apartments
4.300%, 10/15/2023	685	748
4.000%, 11/15/2025	818	925
3.950%, 03/15/2029	670	784
3.750%, 06/15/2024	1,563	1,694
3.600%, 06/01/2027	99	112
1.700%, 02/15/2031	628	624
Piedmont Operating Partnership
4.450%, 03/15/2024	125	133
Prologis
3.000%, 04/15/2050	255	283
Realty Income
3.250%, 01/15/2031	1,524	1,722
Regency Centers
2.950%, 09/15/2029	1,453	1,525
Sabra Health Care
3.900%, 10/15/2029	1,335	1,382
Simon Property Group
3.800%, 07/15/2050	1,540	1,660
2.450%, 09/13/2029	1,915	1,959
2.000%, 09/13/2024	750	779
SL Green Realty
4.500%, 12/01/2022	500	525

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Spirit Realty
4.450%, 09/15/2026	$81	$91
4.000%, 07/15/2029	386	428
3.400%, 01/15/2030	805	856
3.200%, 02/15/2031	1,582	1,655
STORE Capital
4.625%, 03/15/2029	852	974
4.500%, 03/15/2028	2,514	2,827
2.750%, 11/18/2030	1,180	1,192
Ventas Realty
3.000%, 01/15/2030	1,500	1,596
VEREIT Operating Partnership
3.400%, 01/15/2028	709	768
2.850%, 12/15/2032	500	512
2.200%, 06/15/2028	714	719
Welltower
4.500%, 01/15/2024	183	202

		69,093

Utilities — 2.2%
AES
1.375%, 01/15/2026 (C)	1,438	1,450
Alabama Power
3.700%, 12/01/2047	2,745	3,363
Alabama Power Capital Trust V
3.325%, VAR ICE LIBOR USD 3 Month+3.100%, 10/01/2042	100	100
Appalachian Power
4.500%, 03/01/2049	60	77
4.450%, 06/01/2045	1,600	2,048
Berkshire Hathaway Energy
2.850%, 05/15/2051 (C)	2,430	2,560
Black Hills
3.875%, 10/15/2049	600	688
3.050%, 10/15/2029	818	894
Boston Gas
4.487%, 02/15/2042 (C)	140	178
CenterPoint Energy
3.600%, 11/01/2021	1,095	1,127
2.950%, 03/01/2030	569	623
2.500%, 09/01/2022	135	140
2.500%, 09/01/2024	1,455	1,545
CenterPoint Energy Houston Electric LLC
2.900%, 07/01/2050	461	502
CenterPoint Energy Resources
4.100%, 09/01/2047	653	800
Comision Federal de Electricidad
4.875%, 01/15/2024 (C)	300	330
4.750%, 02/23/2027 (C)	1,410	1,588
Commonwealth Edison
3.400%, 09/01/2021	140	142

128	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Consolidated Edison of New York
4.650%, 12/01/2048	$2,000	$2,699
4.450%, 03/15/2044	2,375	3,032
3.950%, 04/01/2050	210	261
3.350%, 04/01/2030	260	300
Consumers Energy
2.500%, 05/01/2060	565	570
Delmarva Power & Light
3.500%, 11/15/2023	170	184
Dominion Energy
3.071%, 08/15/2024	1,800	1,947
2.000%, 08/15/2021	940	949
DTE Electric
2.950%, 03/01/2050	1,476	1,648
DTE Energy
3.800%, 03/15/2027	1,346	1,535
2.950%, 03/01/2030	895	979
2.529%, 10/01/2024	1,955	2,081
1.050%, 06/01/2025	4,591	4,633
Duke Energy
3.550%, 09/15/2021	952	968
3.150%, 08/15/2027	850	948
2.400%, 08/15/2022	1,380	1,424
1.800%, 09/01/2021	1,408	1,421
0.900%, 09/15/2025	1,955	1,964
Duke Energy Carolinas LLC
4.250%, 12/15/2041	1,000	1,274
4.000%, 09/30/2042	1,512	1,863
Duke Energy Florida LLC
3.850%, 11/15/2042	720	859
3.200%, 01/15/2027	1,600	1,799
Duke Energy Indiana LLC
2.750%, 04/01/2050	605	644
Duke Energy Progress LLC
4.150%, 12/01/2044	250	318
2.800%, 05/15/2022	215	222
2.500%, 08/15/2050	815	825
Enel Finance International
4.625%, 09/14/2025 (C)	2,420	2,824
Entergy Arkansas LLC
2.650%, 06/15/2051	2,677	2,785
Entergy Texas
3.450%, 12/01/2027	1,625	1,780
1.750%, 03/15/2031	902	905
Evergy
5.292%, 06/15/2022	1,216	1,289
2.900%, 09/15/2029	887	964
2.450%, 09/15/2024	1,248	1,321
Evergy Kansas Central
3.450%, 04/15/2050	1,452	1,702
Evergy Metro
5.300%, 10/01/2041	250	339

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 06/01/2030	$871	$926
Evergy Missouri West
8.270%, 11/15/2021	2,894	3,091
Eversource Energy
2.900%, 10/01/2024	3,730	4,027
Exelon
5.625%, 06/15/2035	1,720	2,340
4.700%, 04/15/2050	1,291	1,747
3.950%, 06/15/2025	1,395	1,579
FEL Energy VI Sarl
5.750%, 12/01/2040 (C)	694	730
FirstEnergy
7.375%, 11/15/2031	4,905	6,741
4.250%, 03/15/2023	2,040	2,155
3.900%, 07/15/2027	1,310	1,447
1.600%, 01/15/2026	300	293
Florida Power & Light
3.950%, 03/01/2048	120	159
3.250%, 06/01/2024	455	491
Interstate Power & Light
3.500%, 09/30/2049	511	576
ITC Holdings
4.050%, 07/01/2023	2,075	2,231
2.700%, 11/15/2022	1,345	1,399
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,175	1,290
Metropolitan Edison
4.300%, 01/15/2029 (C)	1,493	1,711
4.000%, 04/15/2025 (C)	1,000	1,088
3.500%, 03/15/2023 (C)	5,050	5,268
MidAmerican Energy
4.800%, 09/15/2043	1,500	2,037
3.650%, 04/15/2029	1,330	1,592
3.650%, 08/01/2048	709	870
Mississippi Power
4.250%, 03/15/2042	985	1,204
3.950%, 03/30/2028	1,640	1,892
Monongahela Power
5.400%, 12/15/2043 (C)	2,000	2,767
NextEra Energy Capital Holdings
2.750%, 05/01/2025	1,148	1,244
2.403%, 09/01/2021	70	71
2.250%, 06/01/2030	1,088	1,139
NiSource 5.800%, 02/01/2042	471	660
NRG Energy
2.000%, 12/02/2025 (C)	925	939
Oncor Electric Delivery LLC
2.750%, 05/15/2030	1,950	2,179
Pacific Gas and Electric
4.550%, 07/01/2030	1,489	1,700
4.500%, 07/01/2040	339	381

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	129

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 12/01/2047	$1,092	$1,143
3.500%, 08/01/2050	220	222
3.300%, 12/01/2027	2,422	2,571
3.300%, 08/01/2040	538	541
3.150%, 01/01/2026	287	303
2.500%, 02/01/2031	4,639	4,666
2.100%, 08/01/2027	3,614	3,634
1.750%, 06/16/2022	4,600	4,607
PECO Energy
4.150%, 10/01/2044	1,985	2,552
Pennsylvania Electric
3.250%, 03/15/2028 (C)	565	610
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	2,090	2,775
5.450%, 05/21/2028 (C)	1,030	1,236
4.125%, 05/15/2027 (C)	1,990	2,201
PPL Capital Funding
5.000%, 03/15/2044	543	710
4.125%, 04/15/2030	1,735	2,050
3.400%, 06/01/2023	192	204
3.100%, 05/15/2026	1,623	1,804
Progress Energy
6.000%, 12/01/2039	200	284
Public Service Electric and Gas MTN
3.700%, 05/01/2028	3,090	3,611
2.700%, 05/01/2050	1,483	1,577
2.050%, 08/01/2050	272	253
Public Service of New Hampshire
3.500%, 11/01/2023	960	1,038
Sempra Energy
2.900%, 02/01/2023	1,240	1,300
Southern California Edison
4.650%, 10/01/2043	320	399
4.125%, 03/01/2048	749	915
2.850%, 08/01/2029	679	735
Southern California Gas
2.550%, 02/01/2030	1,840	1,985
Southern Gas Capital
5.875%, 03/15/2041	430	611
3.250%, 06/15/2026	1,550	1,720
1.750%, 01/15/2031	1,362	1,374
Southwestern Electric Power
2.750%, 10/01/2026	1,000	1,080
Southwestern Public Service
3.750%, 06/15/2049	2,000	2,395
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (C)	468	510
Virginia Electric & Power
4.650%, 08/15/2043	1,205	1,649
3.450%, 02/15/2024	150	162
2.950%, 01/15/2022	1,720	1,759

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vistra Operations LLC
4.300%, 07/15/2029 (C)	$2,725	$3,041
WEC Energy Group
1.375%, 10/15/2027	1,494	1,503

		185,105

Total Corporate Obligations (Cost $2,388,891) ($ Thousands)		2,624,926

U.S. TREASURY OBLIGATIONS — 27.6%
U.S. Treasury Bills
0.180%, 12/03/2020 (B)	16,360	16,360
0.175%, 12/10/2020 (B)	9,160	9,160
0.110%, 04/29/2021 (B)	26,400	26,390
0.101%, 04/01/2021 (B)	11,370	11,366
0.100%, 01/05/2021 (B)	3,710	3,710
0.098%, 01/21/2021 (B)	33,975	33,971
0.097%, 03/18/2021 (B)	1,180	1,180
0.095%, 01/28/2021 (B)	1,345	1,345
0.090%, 02/18/2021 (B)	21,190	21,186
0.090%, 05/04/2021 (B)	25,670	25,660
0.087%, 12/15/2020 (B)	9,750	9,750
0.083%, 12/08/2020 (B)	103,280	103,279
0.072%, 01/19/2021 (B)	10,935	10,934
0.061%, 01/07/2021 (B)	7,120	7,119
0.060%, 12/17/2020 (B)	13,910	13,909
0.059%, 12/22/2020 (B)	8,525	8,525

U.S. Treasury Bonds
2.875%, 05/15/2043	17,966	23,029
2.500%, 02/15/2045	5,172	6,252
2.000%, 02/15/2050	7,650	8,442
1.625%, 11/15/2050	118,730	120,270
1.375%, 11/15/2040	60,952	61,066
1.375%, 08/15/2050	89,185	84,921
1.250%, 05/15/2050	142,258	131,255
1.125%, 05/15/2040	50,637	48,730
1.125%, 08/15/2040	39,185	37,605

U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2040	3,203	4,934
2.125%, 02/15/2041	1,545	2,407
1.375%, 02/15/2044	4,255	6,097
1.000%, 02/15/2046	3,691	5,006
1.000%, 02/15/2048	8,834	12,240
1.000%, 02/15/2049	6,454	9,045
0.750%, 02/15/2042	2,442	3,089
0.750%, 02/15/2045	1,868	2,395
0.250%, 02/15/2050	3,895	4,618
0.125%, 07/15/2030	9,242	10,237
U.S. Treasury Notes
3.125%, 05/15/2021	9,121	9,248
2.250%, 04/30/2021	9,759	9,847

130	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.125%, 05/15/2022	$908	$934
1.375%, 01/31/2021	32,740	32,807
1.375%, 05/31/2021	37,156	37,397
0.875%, 11/15/2030	108,324	108,680
0.625%, 11/30/2027	71,540	71,607
0.500%, 06/30/2027	17,260	17,186
0.500%, 08/31/2027	13,830	13,752
0.500%, 10/31/2027	11,252	11,169
0.375%, 11/30/2025	195,923	196,076
0.250%, 06/15/2023	6,483	6,496
0.250%, 11/15/2023	79,626	79,782
0.250%, 05/31/2025	40	40
0.250%, 06/30/2025	480	478
0.250%, 08/31/2025	8,719	8,683
0.250%, 09/30/2025	12,381	12,323
0.250%, 10/31/2025	171,280	170,424
0.125%, 05/31/2022	6,424	6,423
0.125%, 06/30/2022	7,705	7,704
0.125%, 07/31/2022	13,977	13,973
0.125%, 08/31/2022	50,732	50,718
0.125%, 09/30/2022	253,150	253,071
0.125%, 10/31/2022	100,666	100,627
0.125%, 11/30/2022	86,433	86,392
0.125%, 09/15/2023	36,488	36,434
0.125%, 10/15/2023	29,482	29,434

Total U.S. Treasury Obligations (Cost $2,249,014) ($ Thousands)		2,257,187

ASSET-BACKED SECURITIES — 8.1%

Automotive — 1.4%

Ally Auto Receivables Trust, Ser 2018-1, Cl A3
2.350%, 06/15/2022	173	173
Ally Auto Receivables Trust, Ser 2019-3, Cl A4
1.960%, 12/16/2024	1,440	1,488
Ally Auto Receivables Trust, Ser 2019-4, Cl A3
1.840%, 06/17/2024	420	427
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl A2A
1.100%, 03/20/2023	327	328
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	3,349	3,355
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	2,140	2,141
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A3
0.530%, 06/18/2025	1,909	1,912

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	$610	$626
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (C)	1,317	1,356
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (C)	3,290	3,380
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (C)	6,745	6,836
Bank of The West Auto Trust, Ser 2019-1, Cl A2
2.400%, 10/17/2022 (C)	346	347
Chase Auto Credit Linked Notes, Ser 2020-2, Cl B
0.840%, 02/25/2028 (C)	2,010	2,011
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (C)	709	713
Chesapeake Funding II LLC, Ser 2018-1A, Cl B
3.450%, 04/15/2030 (C)	2,380	2,443
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	1,741	1,775
Chesapeake Funding II LLC, Ser 2020-1A, Cl A1
0.870%, 08/16/2032 (C)	4,347	4,355
Chesapeake Funding II LLC, Ser 2020-1A, Cl B
1.240%, 08/16/2032 (C)	1,830	1,839
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/2023	1,598	1,604
Drive Auto Receivables Trust, Ser 2020-1, Cl A2
1.990%, 12/15/2022	556	558
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	773	775
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (C)	633	644
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (C)	325	326
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/2023 (C)	2,776	2,783
Ford Credit Auto Lease Trust, Ser 2020-B, Cl A3
0.620%, 08/15/2023	3,832	3,847

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	131

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A4
1.870%, 09/15/2022	$423	$425
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	5,715	6,266
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	3,776	4,055
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/2022	250	252
Ford Credit Auto Owner Trust, Ser 2019-REV1, Cl A
3.520%, 07/15/2030 (C)	4,099	4,472
Ford Credit Auto Owner Trust, Ser 2020-2, Cl A
1.060%, 04/15/2033 (C)	5,112	5,138
Ford Credit Auto Owner Trust, Ser 2020-A, Cl A3
1.040%, 08/15/2024	1,757	1,777
Ford Credit Auto Owner Trust, Ser 2020-C, Cl A3
0.410%, 07/15/2025	1,873	1,875
Ford Credit Auto Owner Trust, Ser 2020-C, Cl A4
0.510%, 08/15/2026	1,341	1,346
Ford Credit Auto Owner Trust, Ser 2020-REV1, Cl A
2.040%, 08/15/2031 (C)	4,882	5,132
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	3,232
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A2A
0.710%, 10/20/2022	233	234
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A4
1.010%, 07/22/2024	392	397
GM Financial Consumer Automobile Receivables Trust, Ser 2020-1, Cl A2
1.830%, 01/17/2023	445	448
Hertz Fleet Lease Funding, Ser 2019-1, Cl D
3.440%, 01/10/2033 (C)	2,900	2,782
Honda Auto Receivables Owner Trust, Ser 2019-3, Cl A4
1.850%, 08/15/2025	1,160	1,195
Hyundai Auto Receivables Trust, Ser 2019-B, Cl A3
1.940%, 02/15/2024	370	377
Hyundai Auto Receivables Trust, Ser 2020-A, Cl A1
1.198%, 05/17/2021	31	31

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2020-B, Cl A2
0.380%, 03/15/2023	$2,725	$2,727
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (C)	1,225	1,228
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A3
3.290%, 09/15/2022 (C)	77	77
Prestige Auto Receivables Trust, Ser 2020-1A, Cl A2
0.520%, 02/15/2024 (C)	1,255	1,255
Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.030%, 02/15/2024	765	776
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.620%, 05/15/2023	4,652	4,656
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A2
0.460%, 09/15/2023	3,280	3,280
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	1,411	1,414
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A2
0.420%, 09/15/2023	1,260	1,260
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A3
0.480%, 07/15/2024	1,310	1,311
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (C)	4,109	4,373
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (C)	2,825	2,830
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (C)	898	904
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A2
1.920%, 07/15/2022	276	277
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A3
1.920%, 01/16/2024	530	541
Toyota Auto Receivables Owner Trust, Ser 2020-A, Cl A2
1.670%, 11/15/2022	297	299
Wheels SPV 2 LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (C)	2,460	2,463

		115,147

132	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Credit Cards — 0.3%

Capital One Multi-Asset Execution Trust, Ser 2016-A2, Cl A2
0.771%, VAR ICE LIBOR USD 1 Month+0.630%, 02/15/2024	$2,927	$2,933
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
0.651%, VAR ICE LIBOR USD 1 Month+0.510%, 09/16/2024	1,758	1,766
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
0.721%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/2027	1,070	1,074
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
0.766%, VAR ICE LIBOR USD 1 Month+0.620%, 04/22/2026	3,325	3,354
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
0.911%, VAR ICE LIBOR USD 1 Month+0.770%, 05/14/2029	7,790	7,771
Discover Card Execution Note Trust, Ser 2017-A5, Cl A5
0.741%, VAR ICE LIBOR USD 1 Month+0.600%, 12/15/2026	2,895	2,909
Discover Card Execution Note Trust, Ser 2018-A2, Cl A2
0.471%, VAR ICE LIBOR USD 1 Month+0.330%, 08/15/2025	5,360	5,367

		25,174

Mortgage Related Securities — 0.3%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	24	24
ABFC Trust, Ser 2005-AQ1, Cl A4
4.622%, 01/25/2034	47	47
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M3
0.630%, VAR ICE LIBOR USD 1 Month+0.480%, 09/25/2035	7,222	7,116
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
0.870%, VAR ICE LIBOR USD 1 Month+0.720%, 01/25/2035	3,832	3,773
Centex Home Equity Loan Trust, Ser 2006-A, Cl AV4
0.400%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	4	4
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
0.961%, VAR ICE LIBOR USD 1 Month+0.820%, 09/15/2029	210	205

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2006-HE2, Cl A3
0.669%, VAR ICE LIBOR USD 1 Month+0.260%, 03/25/2046	$628	$628
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.310%, VAR ICE LIBOR USD 1 Month+0.160%, 08/25/2036	795	369
Morgan Stanley Asset-Backed Securities Capital I Trust, Ser 2005-WMC3, Cl M4
1.080%, VAR ICE LIBOR USD 1 Month+0.930%, 03/25/2035	1,262	1,289
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	15	8
RASC Trust, Ser 2005-KS9, Cl M5
1.095%, VAR ICE LIBOR USD 1 Month+0.945%, 10/25/2035	8,000	7,877
Soundview Home Loan Trust, Ser 2006-OPT3, Cl 2A3
0.320%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/2036	557	551
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	47	45
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
1.150%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2034	3,403	3,343

		25,279

Non-Agency Mortgage-Backed Obligations — 0.0%

Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.165%, 03/25/2037	906	935

Other Asset-Backed Securities — 6.1%

AccessLex Institute, Ser 2007-A, Cl A3
0.507%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/2036	3,089	2,994
ACIS CLO, Ser 2014-4A, Cl A
1.634%, VAR ICE LIBOR USD 3 Month+1.420%, 05/01/2026 (C)	10	10
ACIS CLO, Ser 2015-6A, Cl A1
1.804%, VAR ICE LIBOR USD 3 Month+1.590%, 05/01/2027 (C)	176	176
AGL Core CLO VIII, Ser 2020-8A, Cl A1
1.718%, VAR ICE LIBOR USD 3 Month+1.500%, 10/20/2031 (C)	1,110	1,109
Aimco CLO XI, Ser 2020-11A, Cl A1
1.605%, VAR ICE LIBOR USD 3 Month+1.380%, 10/15/2031 (C)	5,500	5,500

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	133

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Allegro CLO V, Ser 2017-1A, Cl A
1.470%, VAR ICE LIBOR USD 3 Month+1.240%, 10/16/2030 (C)	$3,100	$3,093
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (C)	700	714
AMMC CLO IX, Ser 2019-19A, Cl AR
1.377%, VAR ICE LIBOR USD 3 Month+1.140%, 10/16/2028 (C)	2,400	2,392
AMMC CLO XII, Ser 2017-12A, Cl AR
1.406%, VAR ICE LIBOR USD 3 Month+1.200%, 11/10/2030 (C)	750	747
AMMC CLO XXIII, Ser 2020-23A, Cl A1L
1.635%, VAR ICE LIBOR USD 3 Month+1.400%, 10/17/2031 (C)	640	640
Antares CLO, Ser 2020-1A, Cl A1
2.113%, VAR ICE LIBOR USD 3 Month+1.900%, 10/23/2031 (C)	2,500	2,512
Apex Credit CLO, Ser 2017-1A, Cl A1
1.685%, VAR ICE LIBOR USD 3 Month+1.470%, 04/24/2029 (C)	783	784
Apidos CLO XXI, Ser 2018-21A, Cl A1R
1.148%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (C)	1,141	1,139
Applebee’s Funding LLC / IHOP Funding LLC, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (C)	2,000	1,954
ARES LII CLO, Ser 2019-52A, Cl B
2.066%, VAR ICE LIBOR USD 3 Month+1.850%, 04/22/2031 (C)	750	751
ARES XLVII CLO, Ser 2018-47A, Cl A1
1.157%, VAR ICE LIBOR USD 3 Month+0.920%, 04/15/2030 (C)	1,040	1,029
Balboa Bay Loan Funding, Ser 2020-1A, Cl A
0.000%, 01/20/2032 (A)(C)(G)	2,610	2,610
Barings CLO, Ser 2017-IA, Cl AR
1.018%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	3,579	3,561
BCC Funding XVI LLC, Ser 2019-1A, Cl A2
2.460%, 08/20/2024 (C)	3,411	3,459
BlueMountain CLO, Ser 2016-1A, Cl A1R
1.554%, VAR ICE LIBOR USD 3 Month+1.330%, 04/13/2027 (C)	309	308
BlueMountain CLO, Ser 2018-2A, Cl AR2
1.274%, VAR ICE LIBOR USD 3 Month+1.050%, 11/20/2028 (C)	1,000	994
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.850%, VAR ICE LIBOR USD 1 Month+0.700%, 12/26/2035	1,466	1,453
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.407%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	4,835	4,869

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.007%, VAR ICE LIBOR USD 3 Month+0.800%, 02/25/2030	$502	$504
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.215%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	3,520	3,515
Canyon CLO, Ser 2020-2A, Cl A
1.660%, VAR ICE LIBOR USD 3 Month+1.450%, 10/15/2031 (C)	1,500	1,498
Carlyle Global Market Strategies CLO, Ser 2018-3RA, Cl A1A
1.267%, VAR ICE LIBOR USD 3 Month+1.050%, 07/27/2031 (C)	863	857
Catskill Park CLO, Ser 2017-1A, Cl A2
1.918%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/2029 (C)	1,500	1,496
CBAM, Ser 2017-1A, Cl A1
1.468%, VAR ICE LIBOR USD 3 Month+1.250%, 07/20/2030 (C)	750	749
Cedar Funding V CLO, Ser 2020-5A, Cl AFRR
1.937%, 07/17/2031 (C)	1,580	1,577
Cerberus Loan Funding XXVIII, Ser 2020-1A, Cl A
2.058%, VAR ICE LIBOR USD 3 Month+1.850%, 10/15/2031 (C)	700	702
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.996%, 11/25/2034	156	164
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.996%, 11/25/2034	155	163
CIT Education Loan Trust, Ser 2007-1, Cl A
0.315%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	1,622	1,557
Citicorp Residential Mortgage Trust, Ser 2006-2, Cl A5
5.217%, 09/25/2036	3,141	3,216
College Ave Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	659	696
College Ave Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	4,928	5,129
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
1.800%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	1,002	1,012
Columbia Cent CLO XXIX, Ser 2020-29A, Cl A1N
1.919%, VAR ICE LIBOR USD 3 Month+1.700%, 07/20/2031 (C)	1,030	1,034
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.801%, 06/25/2040 (A)(C)	241	22

134	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
0.690%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	$2,611	$2,505
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
1.050%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2047	304	297
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.540%, 10/25/2046 (A)	26	26
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.810%, VAR ICE LIBOR USD 1 Month+0.660%, 07/25/2036 (C)	68	65
Countrywide Home Equity Loan Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
0.261%, VAR ICE LIBOR USD 1 Month+0.120%, 04/15/2037	2,248	2,143
Countrywide Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.441%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	25	25
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	31	32
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.179%, 12/25/2036	385	378
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057 (A)(C)	7,245	7,604
CVP CLO, Ser 2018-2A, Cl A
1.408%, VAR ICE LIBOR USD 3 Month+1.190%, 01/20/2031 (C)	1,500	1,498
Denali Capital CLO X LLC, Ser 2017-1A, Cl A1LR
1.265%, VAR ICE LIBOR USD 3 Month+1.050%, 10/26/2027 (C)	1,061	1,058
Dryden LXXV CLO, Ser 2019-75A, Cl AR
1.437%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2030 (C)	1,260	1,255
Dryden XXV Senior Loan Fund, Ser 2017-25A, Cl ARR
1.137%, VAR ICE LIBOR USD 3 Month+0.900%, 10/15/2027 (C)	841	839
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
1.137%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	4,120	4,097
Educational Funding of the South, Ser 2011-1, Cl A2
0.865%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	947	943

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.150%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (C)	$3,315	$3,302
Elmwood CLO II, Ser 2019-2A, Cl A
1.668%, VAR ICE LIBOR USD 3 Month+1.450%, 04/20/2031 (C)	3,100	3,096
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	299	329
Ford Credit Floorplan Master Owner Trust A, Ser 2020-1, Cl A1
0.700%, 09/15/2025	5,188	5,213
Ford Credit Floorplan Master Owner Trust A, Ser 2020-2, Cl A
1.060%, 09/15/2027	7,311	7,389
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	1,010	1,012
GMF Floorplan Owner Revolving Trust, Ser 2020-2, Cl A
0.690%, 10/15/2025 (C)	1,599	1,601
Golub Capital Partners CLO, Ser 2019-45A, Cl A
1.938%, VAR ICE LIBOR USD 3 Month+1.720%, 10/20/2031 (C)	1,500	1,496
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl AR
1.295%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/2027 (C)	504	502
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
1.568%, VAR ICE LIBOR USD 3 Month+1.350%, 01/20/2033 (C)	590	590
HalseyPoint CLO III, Ser 2020-3A, Cl A1A
1.629%, VAR ICE LIBOR USD 3 Month+1.450%, 11/30/2032 (C)	700	700
Higher Education Funding I, Ser 2014-1, Cl A
1.257%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	2,525	2,538
Hildene Community Funding CDO, Ser 2020-1A, Cl AR
3.250%, 11/01/2035 (C)	910	910
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	1,458	1,518
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (C)	3,706	3,894
HPEFS Equipment Trust, Ser 2020-2A, Cl A2
0.650%, 07/22/2030 (C)	4,750	4,759
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl 2A4
0.450%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2035	215	215

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	135

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.330%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	$286	$285
Jamestown CLO IV, Ser 2017-4A, Cl A2R
1.587%, VAR ICE LIBOR USD 3 Month+1.350%, 07/15/2026 (C)	1,000	994
JFIN CLO, Ser 2017-2A, Cl A1AR
1.388%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (C)	146	146
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,453	1,665
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,964	2,198
John Deere Owner Trust, Ser 2018-B, Cl A3
3.080%, 11/15/2022	906	916
John Deere Owner Trust, Ser 2020-B, Cl A2
0.410%, 03/15/2023	1,415	1,416
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.542%, 08/25/2038 (A)(C)	1,185	25
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.203%, 04/25/2040 (A)(C)	213	18
KKR CLO XVI, Ser 2019-16, Cl A1R
1.468%, VAR ICE LIBOR USD 3 Month+1.250%, 01/20/2029 (C)	1,640	1,638
KKR CLO XVI, Ser 2019-16, Cl A2R
2.018%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/2029 (C)	730	725
KKR CLO XXXII, Ser 2020-32A, Cl A1
1.938%, VAR ICE LIBOR USD 3 Month+1.320%, 01/15/2032 (C)	900	900
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
1.310%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/2031 (C)	925	917
LCM XIII, Ser 2019-13A, Cl ARR
1.358%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/2027 (C)	2,485	2,482
LCM XVIII, Ser 2019-19A, Cl AR
1.477%, VAR ICE LIBOR USD 3 Month+1.240%, 07/15/2027 (C)	387	387
LCM XXI, Ser 2018-21A, Cl AR
1.098%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,950	1,944
LCM XXIV, Ser 2017-24A, Cl A
1.528%, VAR ICE LIBOR USD 3 Month+1.310%, 03/20/2030 (C)	1,500	1,496
Magnetite XIV-R, Ser 2018-14RA, Cl A2
3.939%, 10/18/2031 (C)	2,910	2,890

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Magnetite XXVIII, Ser 2020-28A, Cl A
1.487%, VAR ICE LIBOR USD 3 Month+1.270%, 10/25/2031 (C)	$3,300	$3,296
Marathon CLO XIII, Ser 2019-1A, Cl A1BL
2.237%, VAR ICE LIBOR USD 3 Month+2.000%, 04/15/2032 (C)	1,000	999
MF1, Ser 2020-FL4, Cl A
1.851%, VAR ICE LIBOR USD 1 Month+1.700%, 11/15/2035 (C)	1,830	1,832
Mid-State Capital Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	172	183
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	3,164	3,416
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,498	1,600
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(C)	998	1,009
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (C)	1,215	1,215
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (C)	2,285	2,284
MVW LLC, Ser 2019-2A, Cl A
2.220%, 10/20/2038 (C)	156	160
MVW LLC, Ser 2020-1A, Cl A
1.740%, 10/20/2037 (C)	1,696	1,726
Myers Park CLO, Ser 2018-1A, Cl B1
1.818%, VAR ICE LIBOR USD 3 Month+1.600%, 10/20/2030 (C)	890	888
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.291%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	667	682
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	656	684
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	547	558
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	429	437
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	3,150	3,331
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	3,533	3,695
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	2,096	2,154

136	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	$3,368	$3,541
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2B
1.191%, VAR ICE LIBOR USD 1 Month+1.050%, 12/15/2059 (C)	1,601	1,605
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	7,017	7,245
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (C)	2,591	2,653
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2A
2.460%, 11/15/2068 (C)	2,606	2,714
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2B
1.041%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/2068 (C)	1,634	1,627
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (C)	365	366
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (C)	1,473	1,512
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	2,374	2,415
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (C)	2,765	2,807
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (C)	1,385	1,393
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	5,294	5,324
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (C)	7,565	7,624
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.660%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	3,566	3,470
Navient Student Loan Trust, Ser 2014-3, Cl A
0.770%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	4,044	3,995
Navient Student Loan Trust, Ser 2014-4, Cl A
0.770%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,775	2,703

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-3A, Cl A2
1.000%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	$43	$43
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.200%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	6,630	6,660
Navient Student Loan Trust, Ser 2018-EA, Cl A2
4.000%, 12/15/2059 (C)	1,694	1,755
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	2,612	2,740
Navient Student Loan Trust, Ser 2020-2A, Cl A1A
1.320%, 08/26/2069 (C)	4,678	4,678
Navient Student Loan Trust, Ser 2020-2A, Cl A1B
1.046%, VAR ICE LIBOR USD 1 Month+0.900%, 08/26/2069 (C)	1,913	1,919
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.395%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	1,034	1,016
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.375%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	2,037	1,999
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.325%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	6,686	6,489
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.325%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	5,914	5,731
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.345%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	5,140	5,048
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.405%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	781	736
Nelnet Student Loan Trust, Ser 2007-1, Cl A4
0.317%, VAR ICE LIBOR USD 3 Month+0.110%, 08/27/2036	3,390	3,231
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.100%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	3,735	3,741
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1A
1.550%, 09/25/2060	6,105	6,168
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
0.340%, VAR ICE LIBOR USD 1 Month+0.190%, 04/25/2037	10,375	9,963

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	137

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Northstar Education Finance, Ser 2007-1, Cl A2
0.972%, VAR ICE LIBOR USD 3 Month+0.750%, 01/29/2046	$32	$32
Ocean Trails CLO IX, Ser 2020-9A, Cl A1
2.153%, VAR ICE LIBOR USD 3 Month+1.870%, 10/15/2029 (C)	3,000	3,007
Octagon Investment Partners L, Ser 2020-4A, Cl A1
1.470%, VAR ICE LIBOR USD 3 Month+1.300%, 10/15/2033 (C)	3,235	3,236
Octagon Investment Partners XLV, Ser 2019-1A, Cl A
1.567%, VAR ICE LIBOR USD 3 Month+1.330%, 10/15/2032 (C)	1,500	1,499
OHA Credit Funding VII, Ser 2020-7A, Cl A
1.475%, VAR ICE LIBOR USD 3 Month+1.250%, 10/19/2032 (C)	760	760
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/2030 (C)	299	306
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (C)	1,646	1,708
Owl Rock CLO III, Ser 2020-3A, Cl A1L
2.018%, VAR ICE LIBOR USD 3 Month+1.800%, 04/20/2032 (C)	1,620	1,605
Parallel, Ser 2020-1A, Cl A1
1.983%, VAR ICE LIBOR USD 3 Month+1.825%, 07/20/2031 (C)	1,500	1,505
Parliament Funding II, Ser 2020-1A, Cl A
2.764%, VAR ICE LIBOR USD 3 Month+2.450%, 08/12/2030 (C)	1,525	1,529
PFS Financing, Ser 2018-F, Cl A
3.520%, 10/15/2023 (C)	1,100	1,130
RASC Trust, Ser 2006-KS2, Cl M2
0.735%, VAR ICE LIBOR USD 1 Month+0.585%, 03/25/2036	3,625	3,585
RASC Trust, Ser 2007-RZ1, Cl A3
0.400%, VAR ICE LIBOR USD 1 Month+0.250%, 02/25/2037	10,124	9,905
Recette CLO, Ser 2017-1A, Cl AR
1.138%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (C)	459	457
Rockford Tower CLO, Ser 2019-2A, Cl A
1.554%, VAR ICE LIBOR USD 3 Month+1.330%, 08/20/2032 (C)	5,000	4,996
RR III, Ser 2018-3A, Cl A1R2
1.327%, VAR ICE LIBOR USD 3 Month+1.090%, 01/15/2030 (C)	1,100	1,092
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	2,248	2,401

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	$1,080	$1,150
Seven Sticks CLO, Ser 2018-1A, Cl A1R
1.287%, VAR ICE LIBOR USD 3 Month+1.050%, 07/15/2028 (C)	676	673
Silver Rock CLO I, Ser 2020-1A, Cl A
1.847%, VAR ICE LIBOR USD 3 Month+1.650%, 10/20/2031 (C)	2,350	2,347
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.850%, VAR ICE LIBOR USD 3 Month+1.600%, 12/15/2032	1,080	1,096
SLM Student Loan Trust, Ser 2003-1, Cl A5C
1.000%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	1,065	1,012
SLM Student Loan Trust, Ser 2003-4, Cl A5D
1.000%, VAR ICE LIBOR USD 3 Month+0.750%, 03/15/2033 (C)	967	922
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.450%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	3,516	3,445
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.375%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	4,250	4,006
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.275%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	2,188	2,094
SLM Student Loan Trust, Ser 2008-2, Cl B
1.415%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	1,155	1,025
SLM Student Loan Trust, Ser 2008-3, Cl B
1.415%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	1,155	1,054
SLM Student Loan Trust, Ser 2008-4, Cl B
2.065%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	1,155	1,053
SLM Student Loan Trust, Ser 2008-5, Cl B
2.065%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	1,155	1,106
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.315%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	4,798	4,724
SLM Student Loan Trust, Ser 2008-6, Cl B
2.065%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,093
SLM Student Loan Trust, Ser 2008-7, Cl B
2.065%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,117
SLM Student Loan Trust, Ser 2008-8, Cl B
2.465%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	1,155	1,136

138	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-9, Cl A
1.715%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	$3,322	$3,313
SLM Student Loan Trust, Ser 2008-9, Cl B
2.465%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	1,155	1,141
SLM Student Loan Trust, Ser 2010-1, Cl A
0.550%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	131	127
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.350%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2034	495	502
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.100%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	3,488	3,371
SLM Student Loan Trust, Ser 2012-2, Cl A
0.850%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	3,035	2,879
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.900%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	638	618
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
0.765%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/2064 (C)	7,720	7,582
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	1,884	1,931
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	921	941
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.591%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	2,895	2,916
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.241%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	1,007	1,008
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (C)	1,193	1,265
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (C)	5,742	6,056
SMB Private Education Loan Trust, Ser 2020-BA, Cl A1A
1.290%, 07/15/2053 (C)	3,863	3,874
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	3,490	3,516
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (C)	9,101	9,148

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program LLC, Ser 2017-4, Cl A
2.500%, 05/26/2026 (C)	$111	$111
SoFi Consumer Loan Program LLC, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (C)	86	86
SoFi Consumer Loan Program Trust, Ser 2018-1, Cl A2
3.140%, 02/25/2027 (C)	885	889
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (C)	1,844	1,864
SoFi Professional Loan Program LLC, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	535	543
SoFi Professional Loan Program LLC, Ser 2016-D, Cl A1
1.100%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	82	83
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A1
1.000%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	154	154
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
0.850%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	180	180
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	142	146
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A1
0.650%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	100	100
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	951	966
SoFi Professional Loan Program LLC, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (C)	949	970
SoFi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (C)	2,949	3,034
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (C)	4,293	4,434
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (C)	3,871	3,952
South Carolina Student Loan, Ser 2015-A, Cl A
1.650%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036	1,845	1,850

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	139

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (C)	$2,480	$2,506
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.700%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	3,243	3,122
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
0.320%, VAR ICE LIBOR USD 1 Month+0.170%, 12/25/2036	4,937	4,821
Symphony CLO XIX, Ser 2018-19A, Cl A
1.190%, VAR ICE LIBOR USD 3 Month+0.960%, 04/16/2031 (C)	3,135	3,094
TCI-Flatiron CLO, Ser 2019-1A, Cl AR
1.438%, VAR ICE LIBOR USD 3 Month+1.220%, 07/17/2028 (C)	500	499
TCI-Symphony CLO, Ser 2018-1A, Cl BR
1.874%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/2029 (C)	1,500	1,482
Towd Point Mortgage Trust, Ser 2015-5,Cl A1B
2.750%, 05/25/2055 (A)(C)	371	374
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058 (A)(C)	1,183	1,235
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (A)(C)	2,481	2,606
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (A)(C)	1,136	1,164
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063 (A)(C)	3,560	3,706
Tralee CLO III, Ser 2017-3A, Cl AR
1.248%, VAR ICE LIBOR USD 3 Month+1.030%, 10/20/2027 (C)	769	768
Tralee CLO V, Ser 2018-5A, Cl B
1.918%, VAR ICE LIBOR USD 3 Month+1.700%, 10/20/2028 (C)	990	978
Tralee CLO VI, Ser 2019-6A, Cl AS
1.515%, VAR ICE LIBOR USD 3 Month+1.300%, 10/25/2032 (C)	1,760	1,758
Triton Container Finance VIII LLC, Ser 2020-1A, Cl A
2.110%, 09/20/2045 (C)	1,607	1,614
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	584	634
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	589	636
Venture XXXII CLO, Ser 2018-32A, Cl A2A
1.288%, VAR ICE LIBOR USD 3 Month+1.070%, 07/18/2031 (C)	900	894

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust, Ser 2019-C, Cl A1A
1.940%, 04/22/2024	$4,029	$4,118
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	3,894	3,989
Verizon Owner Trust, Ser 2020-C, Cl A
0.410%, 04/21/2025	1,512	1,513
Voya CLO, Ser 2017-2A, Cl A2A
1.947%, VAR ICE LIBOR USD 3 Month+1.710%, 06/07/2030 (C)	1,000	994
Voya CLO, Ser 2018-3A, Cl A1A
1.387%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (C)	2,810	2,804
Voya CLO, Ser 2018-3A, Cl A1R
1.408%, VAR ICE LIBOR USD 3 Month+1.190%, 10/18/2031 (C)	750	749
Wellfleet CLO, Ser 2020-2A, Cl A
2.054%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/2031 (C)	1,020	1,023
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
0.440%, VAR ICE LIBOR USD 1 Month+0.290%, 07/25/2036	10,500	10,037
Whitebox CLO II, Ser 2020-2A, Cl A1
1.992%, VAR ICE LIBOR USD 3 Month+1.750%, 10/24/2031 (C)	1,710	1,708
Zais CLO II, Ser 2017-2A, Cl A1BR
2.920%, 07/25/2026 (C)	117	117
Zais CLO V, Ser 2016-2A, Cl A1
1.767%, VAR ICE LIBOR USD 3 Month+1.530%, 10/15/2028 (C)	976	975
Zais CLO XIII, Ser 2019-13A, Cl A1A
1.727%, VAR ICE LIBOR USD 3 Month+1.490%, 07/15/2032 (C)	1,302	1,301
Zais CLO XVI, Ser 2020-16A, Cl A2
2.590%, VAR ICE LIBOR USD 3 Month+2.300%, 10/20/2031 (C)	2,775	2,774

		493,969

Total Asset-Backed Securities (Cost $652,848) ($ Thousands)		660,504

SOVEREIGN DEBT — 1.8%

Abu Dhabi Government International Bond
3.875%, 04/16/2050 (C)	1,010	1,253
2.500%, 10/11/2022 (C)	4,020	4,163
2.500%, 04/16/2025 (C)	3,681	3,929
1.700%, 03/02/2031 (C)	440	440
Asian Development Bank MTN
0.625%, 04/07/2022	2,566	2,581
Bermuda Government International Bond
3.375%, 08/20/2050 (C)	777	823

140	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)

China Government Bond
3.310%, 11/30/2025	CNY	5,000	$783
Colombia Government International Bond
5.625%, 02/26/2044		$2,570	3,272
5.200%, 05/15/2049		3,300	4,154
5.000%, 06/15/2045		1,840	2,212
3.125%, 04/15/2031		1,010	1,060
Export-Import Bank of India
3.375%, 08/05/2026 (C)		1,410	1,515
Indonesia Government International Bond
5.875%, 01/15/2024 (C)		1,264	1,454
5.250%, 01/08/2047 (C)		1,210	1,630
5.125%, 01/15/2045 (C)		2,040	2,660
4.875%, 05/05/2021		500	508
4.750%, 07/18/2047 (C)		400	507
4.450%, 04/15/2070		1,025	1,266
3.850%, 07/18/2027 (C)		1,610	1,835
3.750%, 04/25/2022		500	520
Inter-American Development Bank MTN
0.875%, 04/03/2025		2,633	2,683
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,472
4.120%, 11/01/2024 (B)		1,000	972
3.487%, 02/15/2025 (B)		1,000	968
3.425%, 08/15/2025 (B)		1,000	965
Israel Government International Bond
4.500%, 04/03/2120		477	631
3.875%, 07/03/2050		400	478
3.375%, 01/15/2050		748	826
2.750%, 07/03/2030		720	795
Japan Bank for International Cooperation
1.750%, 10/17/2024		1,894	1,982
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)		2,480	3,351
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		1,810	2,059
Mexico Government International Bond
6.050%, 01/11/2040		4,408	5,764
4.750%, 03/08/2044		5,026	5,786
4.600%, 02/10/2048		608	691
4.500%, 04/22/2029		2,944	3,396
4.350%, 01/15/2047 (D)		716	789
4.000%, 10/02/2023 (D)		810	880
3.900%, 04/27/2025		1,640	1,816
3.771%, 05/24/2061		622	621
3.600%, 01/30/2025		3,190	3,485
2.659%, 05/24/2031		6,061	6,067
Panama Government International Bond
6.700%, 01/26/2036		1,830	2,688
4.500%, 05/15/2047		2,430	3,074
4.500%, 04/01/2056		830	1,054
4.300%, 04/29/2053		950	1,185

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.160%, 01/23/2030	$110	$121
2.252%, 09/29/2032	870	882
Paraguay Government International Bond
5.400%, 03/30/2050 (C)	1,023	1,276
4.950%, 04/28/2031 (C)	833	987
Peruvian Government International Bond
6.550%, 03/14/2037	2,280	3,397
5.625%, 11/18/2050	2,400	3,666
3.230%, 07/28/2121	272	268
2.780%, 12/01/2060	564	558
2.392%, 01/23/2026	1,791	1,885
1.862%, 12/01/2032	1,020	1,012
Poland Government International Bond
4.000%, 01/22/2024	7,630	8,466
Qatar Government International Bond
4.817%, 03/14/2049 (C)	2,970	4,110
4.000%, 03/14/2029 (C)	1,380	1,629
3.875%, 04/23/2023	2,870	3,081
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	7,000	9,562
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)	530	554
Svensk Exportkredit MTN
0.750%, 04/06/2023	3,407	3,442
Uruguay Government International Bond
5.100%, 06/18/2050	2,630	3,613
4.375%, 01/23/2031	3,280	3,961

Total Sovereign Debt (Cost $125,256) ($ Thousands)		143,513

MUNICIPAL BONDS — 0.6%
California — 0.2%
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	725	1,299
Los Angeles, Community College District, GO Callable 08/01/2030 @ 100
2.106%, 08/01/2032	2,165	2,231
Los Angeles, Department of Airports, Ser D, RB Callable 05/15/2030 @ 100
4.000%, 05/15/2048	945	1,117
Los Angeles, Unified School District, Ser C, GO Callable 07/01/2030 @ 100
4.000%, 07/01/2033	670	833
Regents of the University of California, Ser N, RB Callable 11/15/2059 @ 100
3.256%, 05/15/2060	5,165	5,597

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	141

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser A, AMT, RB Callable 05/01/2029 @ 100
5.000%, 05/01/2049	$990	$1,214

		12,291

Florida — 0.0%
County of Miami-Dade, Aviation Revenue, Ser A, AMT, RB Callable 10/01/2029 @ 100
5.000%, 10/01/2049	920	1,111
Greater Orlando, Aviation Authority, Ser A, AMT, RB Callable 10/01/2029 @ 100
4.000%, 10/01/2049	980	1,113

		2,224

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	161	231
6.637%, 04/01/2057	2,353	3,530

		3,761

Massachusetts — 0.1%
Massachusetts State, Ser C, GO Callable 03/01/2030 @ 100
3.000%, 03/01/2049	3,250	3,539

Missouri — 0.0%
Missouri State, Health and Education Facilities, RB Callable 11/15/2049 @ 100
3.229%, 05/15/2050	650	748
Missouri State, Health and Education Facilities, RB Callable 02/15/2057 @ 100
3.652%, 08/15/2057	885	1,113

		1,861

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,932

New York — 0.2%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,600	2,084
New York City, Build America Project, Ser F-1, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB Callable 11/01/2030 @ 100
2.400%, 11/01/2032	$1,085	$1,094
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser S, RB Callable 11/01/2030 @ 100
4.000%, 05/01/2043	900	1,068
New York City, Water & Sewer System, Ser GG, RB Callable 06/15/2030 @ 100
4.000%, 06/15/2050	500	591
New York City, Water & Sewer System, Sub-Ser, RB Callable 12/15/2030 @ 100
5.000%, 06/15/2050	860	1,124
New York State, Dormitory Authority, Ser A, RB Callable 07/01/2030 @ 100
4.000%, 07/01/2050	1,945	2,225
New York State, Dormitory Authority, Ser A, RB Callable 09/15/2030 @ 100
4.000%, 03/15/2044	2,845	3,353
New York State, Environmental Facilities, Ser B, RB Callable 06/15/2029 @ 100
4.000%, 06/15/2037	1,420	1,721
New York State, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	1,685	1,889

		17,149

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	993

Oregon — 0.0%
Oregon State, GO
5.762%, 06/01/2023	1,340	1,456

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,154	1,999
University of Texas System, Ser B, RB Callable 02/15/2049 @ 100
2.439%, 08/15/2049	585	597

		2,596

142	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Virginia — 0.0%
University of Virginia, RB Callable 03/01/2050 @ 100
2.256%, 09/01/2050	$1,595	$1,578
Virginia State, Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/2034	106	112

		1,690

Total Municipal Bonds (Cost $43,885) ($ Thousands)		49,492

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLB DN
0.098%, 01/29/2021 (B)	2,670	2,670
FHLMC
2.375%, 01/13/2022	565	579
1.449%, 07/15/2031 (B)	600	515
1.434%, 07/15/2032 (B)	1,280	1,078
1.304%, 03/15/2031 (B)	4,615	3,992
FNMA
2.625%, 09/06/2024	510	555
2.000%, 01/05/2022	70	71
1.353%, 11/15/2030 (B)	445	389
0.500%, 06/17/2025	7,405	7,431
FNMA DN
0.160%, 01/15/2021 (B)	10,000	9,999
Resolution Funding Interest STRIP
1.322%, 01/15/2030 (B)	1,930	1,718
Resolution Funding Principal STRIP
1.357%, 01/15/2030 (B)	960	854
1.304%, 04/15/2030 (B)	2,570	2,281
Tennessee Valley Authority
0.750%, 05/15/2025	1,895	1,918
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025 (B)	1,000	959

Total U.S. Government Agency Obligations (Cost $34,683) ($ Thousands)		35,009

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.070% **†(H)	9,927,271	$9,931

Total Affiliated Partnership (Cost $9,929) ($ Thousands)		9,931

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	454,913,219	454,913

Total Cash Equivalent (Cost $454,913) ($ Thousands)		454,913

Total Investments in Securities — 109.3% (Cost $8,603,838) ($ Thousands)		$8,938,451

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options (I) (Cost $317) ($ Thousands)	3,296	$133

WRITTEN OPTIONS* — 0.0%

Total Written Options (I) (Premiums Received $355) ($ Thousands)	(1,368)	$(233)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	143

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Concluded)

A list of the exchange traded option contracts held by the Fund at November 30, 2020 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)††	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
December 2020, U.S. 10 Year Future Option*	840	$80	$137.25	12/19/2020	$13
March 2022, Euro Future Option*	1,616	158	99.63	3/19/2022	81

		238			94

Call Options
December 2020, U.S. 10 Year Future Option*	840	80	138.75	12/19/2020	39

Total Purchased Options		$318			$133

WRITTEN OPTIONS — (0.0)%

Put Options
December 2020, U.S. Treasury Future Option*	(280)	$(83)	138.00	12/19/2020	$(39)
March 2022, Euro Future Option*	(808)	(180)	99.75	3/19/2022	(106)

		(263)			(145)

Call Options
December 2020, U.S. Treasury Future Option*	(280)	(92)	138.00	12/19/2020	(88)

		(92)			(88)

Total Written Options		$(355)			$(233)

A list of the open futures contracts held by the Fund at November 30, 2020 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(1,112)	Dec-2021	$(275,639)	$(277,333)	$(1,694)
90-Day Euro$	(1,102)	Mar-2021	(274,721)	(274,921)	(200)
Euro-Bund	(221)	Dec-2020	(45,580)	(46,329)	(673)
Euro-Bund	(142)	Mar-2021	(30,167)	(30,167)	32
U.S. 2-Year Treasury Note	(269)	Apr-2021	(59,385)	(59,409)	(24)
U.S. 5-Year Treasury Note	86	Apr-2021	10,826	10,839	13
U.S. 5-Year Treasury Note	(1,631)	Apr-2021	(205,287)	(205,557)	(270)
U.S. 10-Year Treasury Note	1,382	Mar-2021	190,689	190,954	265
U.S. Long Treasury Bond	829	Mar-2021	144,526	144,997	471
U.S. Long Treasury Bond	(442)	Mar-2021	(76,842)	(77,309)	(467)
U.S. Ultra Long Treasury Bond	212	Mar-2021	45,917	45,798	(119)
U.S. Ultra Long Treasury Bond	580	Mar-2021	124,773	125,298	525
Ultra 10-Year U.S. Treasury Note	(620)	Mar-2021	(97,291)	(97,418)	(127)

			$(548,181)	$(550,557)	$(2,268)

144	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

A list of the open forward foreign currency contracts held by the Fund at November 30, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/19/21	EUR	3,150	USD	3,722	$(52)
BNP Paribas	01/19/21	CNH	9,709	USD	1,435	(36)
Citigroup	01/19/21	EUR	2,790	USD	3,293	(49)
Citigroup	01/19/21	USD	3,702	AUD	5,148	92
Citigroup	01/19/21	USD	8,529	BRL	48,360	444
Citigroup	01/19/21	USD	14,785	CAD	19,600	348
Goldman Sachs	01/19/21	GBP	1,568	USD	2,029	(65)
Goldman Sachs	01/19/21	EUR	3,998	USD	4,723	(66)
Goldman Sachs	01/19/21	USD	4,354	BRL	24,767	241

						$857

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2020 is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.3406	Sell	1.00%	Quarterly	06/20/2025	(229,898)	$3,960	$(495)	$4,455
CDX.NA.IG.3506	Sell	1.00%	Quarterly	12/20/2025	(23,967)	303	568	(265)

						$4,263	$73	$4,190

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD-LIBOR-BBA	0.19%	Semi-Annually	06/15/2022	USD	64,527	$(36)	$–	$(36)
0.56%	USD-SOFTRATE	Annually	07/20/2045	USD	7,490	750	95	655
USD-SOFRRATE	0.74%	Annually	08/19/2045	USD	4,960	298	–	298
0.80%	USD-LIBOR-BBA	Quarterly	11/15/2045	USD	21,290	2,154	445	1,709
1.20%	USD - LIBOR -BBA	Quarterly	02/15/2047	USD	4,144	60	23	37
1.23%	USD - LIBOR -BBA	Quarterly	02/15/2047	USD	1,991	17	1	16
1.00%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	11,120	679	133	546
0.90%	3-MONTH USD - LIBOR	Quarterly	03/17/2050	USD	6,235	592	7	585
1.20%	US LIBOR BBA	Quarterly	10/07/2050	USD	8,946	164	45	119

						$4,678	$749	$3 ,929

Percentages are based on Net Assets of $8,179,101 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (see Note 6).
††	Represents cost.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2020, the value of these securities amounted to $1,109,914 ($ Thousands), representing 13.6% of the Net Assets of the Fund.

(D)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (see Note 12). The total market value of securities on loan at November 30, 2020 was $9,808 ($ Thousands).

(E)	Perpetual security with no stated maturity date.
(F)	Security is in default on interest payment.
(G)	Interest rate is unavailable.
(H)

This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2020 was $9,931 ($ Thousands). (I) Refer to table below for details on Options Contracts.

ACES — Alternative Credit Enhancement Securities

AID — Agency for International Development

ARM — Adjustable Rate Mortgage AUD — Australian Dollar

BRL — Brazilian Real

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	145

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Core Fixed Income Fund (Concluded)

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Offshore

DAC — Designated Activity Company

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JSC — Joint-Stock Company

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities TBA — To Be Announced

UMBS — Uniform Mortgage Backed Securities

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands)

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	2,702,976	–	2,702,976
Corporate Obligations	–	2,624,926	–	2,624,926
U.S. Treasury Obligations	–	2,257,187	–	2,257,187
Asset-Backed Securities	–	660,504	–	660,504
Sovereign Debt	–	143,513	–	143,513
Municipal Bonds	–	49,492	–	49,492
U.S. Government Agency Obligations	–	35,009	–	35,009
Affiliated Partnership	–	9,931	–	9,931
Cash Equivalent	454,913	–	–	454,913

Total Investments in Securities	454,913	8,483,538	–	8,938,451

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	133	–	–	133
Written Options	(233)	–	–	(233)
Futures Contracts*
Unrealized Appreciation	1,306	–	–	1,306
Unrealized Depreciation	(3,574)	–	–	(3,574)
Forwards Contracts*
Unrealized Appreciation	–	1,125	–	1,125
Unrealized Depreciation	–	(268)	–	(268)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	4,455	–	4,455
Unrealized Depreciation	–	(265)	–	(265)
Interest Rate Swaps*
Unrealized Appreciation	–	3,965	–	3,965
Unrealized Depreciation	–	(36)	–	(36)

Total Other Financial Instruments	(2,368)	8,976	–	6,608

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 46,490	$ (36,556)	$(5)	$2	$ 9,931	9,927,271	$ 1	$—
SEI Daily Income Trust, Government Fund, Cl F	360,500	3,205,105	(3,110,692)	—	—	454,913	454,913,219	40	—

Totals	$ 360,500	$ 3,251,595	$ (3,147,248)	$(5)	$2	$ 464,844		$ 41	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

146	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 76.1%

Communication Services — 13.3%
Altice Financing
7.500%, 05/15/2026 (A)	$2,020	$2,131
5.000%, 01/15/2028 (A)	5,351	5,485
Altice France
8.125%, 02/01/2027 (A)	1,647	1,816
7.375%, 05/01/2026 (A)	5,421	5,692
Altice France Holding
10.500%, 05/15/2027 (A)	1,135	1,279
6.000%, 02/15/2028 (A)	5,758	5,844
AMC Entertainment Holdings
12.000%, 06/15/2026 (A)	169	44
10.500%, 04/24/2026 (A)	61	46
6.125%, 05/15/2027	680	112
5.750%, 06/15/2025	370	61
ANGI Group LLC
3.875%, 08/15/2028 (A)	3,539	3,499
Arches Buyer
6.125%, 12/01/2028 (A)	1,626	1,669
4.250%, 06/01/2028 (A)	188	188
Belo
7.250%, 09/15/2027	442	504
CCO Holdings LLC
5.750%, 02/15/2026 (A)	4,545	4,710
5.500%, 05/01/2026 (A)	5,140	5,353
5.125%, 05/01/2027 (A)	2,896	3,047
5.000%, 02/01/2028 (A)	6,240	6,575
4.750%, 03/01/2030 (A)	600	637
4.500%, 08/15/2030 (A)	740	780
4.250%, 02/01/2031 (A)	6,791	7,045

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CenturyLink
7.500%, 04/01/2024	$1,480	$1,658
6.875%, 01/15/2028	638	732
5.625%, 04/01/2025	325	349
5.125%, 12/15/2026 (A)	4,261	4,458
4.500%, 01/15/2029 (A)	1,315	1,340
4.000%, 02/15/2027 (A)	1,131	1,169
Cincinnati Bell
8.000%, 10/15/2025 (A)	2,391	2,560
7.000%, 07/15/2024 (A)	455	470
Cinemark USA
8.750%, 05/01/2025 (A)	191	206
Clear Channel International BV
6.625%, 08/01/2025 (A)	2,307	2,405
Clear Channel Worldwide Holdings
9.250%, 02/15/2024	4,125	4,120
5.125%, 08/15/2027 (A)	2,930	2,959
Consolidated Communications
6.500%, 10/01/2028 (A)	3,958	4,290
CSC Holdings LLC
7.500%, 04/01/2028 (A)	2,140	2,386
6.500%, 02/01/2029 (A)	695	777
5.750%, 01/15/2030 (A)	3,039	3,290
5.500%, 05/15/2026 (A)	2,400	2,496
4.625%, 12/01/2030 (A)	2,981	3,052
3.375%, 02/15/2031 (A)	1,404	1,365
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	7,511	7,323
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)	4,245	2,434
5.375%, 08/15/2026 (A)	9,170	7,107
Digicel
6.750%, 03/01/2023 (A)	1,730	1,107
Digicel Group 0.5
10.000%, 04/01/2024	588	466
Digicel Holdings Bermuda
8.750%, 05/25/2024 (A)	1,363	1,387
DISH DBS
7.750%, 07/01/2026	2,360	2,693
7.375%, 07/01/2028	3,192	3,463
5.875%, 11/15/2024	4,621	4,915
5.000%, 03/15/2023	2,935	3,052
DKT Finance ApS
9.375%, 06/17/2023 (A)	2,964	3,053
Entercom Media
7.250%, 11/01/2024 (A)	6,372	6,117
6.500%, 05/01/2027 (A)	375	361
Frontier Communications
11.000%, 09/15/2025 (B)	1,520	747
10.500%, 09/15/2022 (B)	1,655	815
7.125%, 01/15/2023 (B)	1,595	738
6.875%, 01/15/2025 (B)	4,255	1,968

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	147

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.750%, 05/01/2029 (A)	$803	$831
5.875%, 10/15/2027 (A)	367	386
5.000%, 05/01/2028 (A)	1,874	1,902
GCI LLC
4.750%, 10/15/2028 (A)	482	507
Getty Images
9.750%, 03/01/2027 (A)	2,935	3,067
Gray Television
7.000%, 05/15/2027 (A)	2,388	2,633
4.750%, 10/15/2030 (A)	1,034	1,047
iHeartCommunications (C)
8.375%, 05/01/2027	4,835	5,129
6.375%, 05/01/2026	156	166
5.250%, 08/15/2027 (A)	2,652	2,718
4.750%, 01/15/2028 (A)	1,347	1,360
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)	4,037	2,866
8.500%, 10/15/2024 (A)(B)	3,082	2,173
5.500%, 08/01/2023 (B)	910	612
Intelsat Luxembourg
8.125%, 06/01/2023 (B)	1,010	44
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	5,916	6,431
Level 3 Financing
5.375%, 01/15/2024	550	554
5.375%, 05/01/2025	5,216	5,355
4.625%, 09/15/2027 (A)	2,269	2,361
4.250%, 07/01/2028 (A)	965	996
3.625%, 01/15/2029 (A)	4,396	4,401
Live Nation Entertainment
6.500%, 05/15/2027 (A)	373	413
5.625%, 03/15/2026 (A)	466	471
4.875%, 11/01/2024 (A)	4,520	4,486
4.750%, 10/15/2027 (A)	1,818	1,793
McGraw-Hill Global Education Holdings LLC
7.875%, 05/15/2024 (A)	3,545	3,165
Meredith
6.875%, 02/01/2026	850	845
Midcontinent Communications
5.375%, 08/15/2027 (A)	1,042	1,090
MYT Holding LLC
7.500%, 09/25/2025 (A)	422	423
Netflix
5.875%, 11/15/2028	863	1,042
5.375%, 11/15/2029 (A)	275	328
4.875%, 04/15/2028	1,862	2,132
4.875%, 06/15/2030 (A)	2,657	3,076
Nexstar Broadcasting
5.625%, 07/15/2027 (A)	7,352	7,839
4.750%, 11/01/2028 (A)	2,510	2,583
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	905	910

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Radiate Holdco LLC
6.500%, 09/15/2028 (A)	$882	$937
4.500%, 09/15/2026 (A)	882	917
Sable International Finance
5.750%, 09/07/2027 (A)	3,388	3,612
Salem Media Group
6.750%, 06/01/2024 (A)	5,855	5,123
Scripps Escrow
5.875%, 07/15/2027 (A)	1,114	1,122
Sinclair Television Group
5.625%, 08/01/2024 (A)	750	764
5.500%, 03/01/2030 (A)	820	821
5.125%, 02/15/2027 (A)	4,180	4,107
4.125%, 12/01/2030 (A)	5,875	5,882
Sirius XM Radio
5.500%, 07/01/2029 (A)	1,675	1,838
5.375%, 07/15/2026 (A)	2,988	3,108
5.000%, 08/01/2027 (A)	1,971	2,075
4.625%, 07/15/2024 (A)	560	580
4.125%, 07/01/2030 (A)	3,992	4,177
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+4.226%(D)	950	925
5.125%, 09/19/2027	799	833
Sprint
7.875%, 09/15/2023	2,793	3,221
7.625%, 02/15/2025	7,815	9,358
7.625%, 03/01/2026	2,559	3,182
7.250%, 09/15/2021	2,180	2,270
7.125%, 06/15/2024	1,605	1,868
Sprint Capital
8.750%, 03/15/2032	3,233	4,965
TEGNA
4.750%, 03/15/2026 (A)	112	119
4.625%, 03/15/2028 (A)	2,684	2,741
Telecom Italia
5.303%, 05/30/2024 (A)	520	565
Telecom Italia Capital
6.375%, 11/15/2033	424	507
6.000%, 09/30/2034	2,199	2,601
Telenet Finance Luxembourg Notes Sar
5.500%, 03/01/2028 (A)	3,600	3,854
Telesat Canada
6.500%, 10/15/2027 (A)	7,629	7,858
4.875%, 06/01/2027 (A)	1,793	1,824
Terrier Media Buyer
8.875%, 12/15/2027 (A)	7,757	8,378
T-Mobile USA
6.500%, 01/15/2026	2,195	2,280
4.750%, 02/01/2028	4,835	5,186
4.375%, 04/15/2040 (A)	88	107
3.500%, 04/15/2025 (A)	159	175

148	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Townsquare Media
6.500%, 04/01/2023 (A)	$2,029	$1,968
Trilogy International Partners LLC
8.875%, 05/01/2022 (A)	1,295	1,224
TripAdvisor
7.000%, 07/15/2025 (A)	34	37
U.S. Cellular
6.700%, 12/15/2033	2,575	3,373
Univision Communications
9.500%, 05/01/2025 (A)	2,480	2,747
6.625%, 06/01/2027 (A)	1,395	1,489
Urban One
8.750%, 12/15/2022 (A)	9,726	9,410
Videotron
5.375%, 06/15/2024 (A)	730	811
5.125%, 04/15/2027 (A)	955	1,011
Virgin Media Finance
5.000%, 07/15/2030 (A)	779	818
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,983	2,152
4.500%, 08/15/2030 (A)	757	795
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	2,543	2,619
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	6,193	6,270
WMG Acquisition
3.000%, 02/15/2031 (A)	749	730
Zayo Group Holdings
6.125%, 03/01/2028 (A)	865	911
4.000%, 03/01/2027 (A)	1,731	1,722

		356,447

Consumer Discretionary — 12.9%
1011778 BC ULC / New Red Finance Inc
4.375%, 01/15/2028 (A)	898	927
4.000%, 10/15/2030 (A)	2,530	2,521
3.500%, 02/15/2029 (A)	163	163
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	1,437	1,563
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(E)	125	1
7.875%, 01/15/2009 (B)(E)	250	–
7.750%, 05/01/2009 (B)(E)	75	–
Adelphia Communications (Escrow Security), Ser B
9.500%, 02/15/2004 (B)(E)	25	–
Adient Global Holdings, Ltd
. 4.875%, 08/15/2026 (A)	690	696
Adient US LLC
9.000%, 04/15/2025 (A)	227	253
7.000%, 05/15/2026 (A)	540	585

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Axle & Manufacturing
6.875%, 07/01/2028	$1,584	$1,679
6.500%, 04/01/2027	1,760	1,839
6.250%, 04/01/2025	720	745
6.250%, 03/15/2026	660	675
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	2,730	2,832
American Greetings
8.750%, 04/15/2025 (A)	5,700	5,500
Aramark Services
5.000%, 02/01/2028 (A)	745	783
Asbury Automotive Group
4.750%, 03/01/2030	475	500
4.500%, 03/01/2028	2,711	2,806
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	4,021	4,152
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(E)(F)	2,600	–
Bally’s
6.750%, 06/01/2027 (A)	2,070	2,163
BorgWarner
5.000%, 10/01/2025 (A)	362	424
Boyd Gaming
8.625%, 06/01/2025 (A)	753	837
6.000%, 08/15/2026	530	552
Boyne USA
7.250%, 05/01/2025 (A)	370	390
Brinker International
3.875%, 05/15/2023	995	985
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	1,081	1,068
Burlington Coat Factory Warehouse
6.250%, 04/15/2025 (A)	894	950
Caesars Entertainment
8.125%, 07/01/2027 (A)	1,400	1,540
6.250%, 07/01/2025 (A)	3,149	3,352
Caesars Resort Collection LLC
5.250%, 10/15/2025 (A)	4,475	4,475
Carnival
11.500%, 04/01/2023 (A)	5,093	5,800
10.500%, 02/01/2026 (A)	1,254	1,483
9.875%, 08/01/2027 (A)	585	686
Carvana
5.625%, 10/01/2025 (A)	3,295	3,311
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	332	356
Cedar Fair
5.500%, 05/01/2025 (A)	285	299
5.375%, 06/01/2024	2,145	2,156
5.250%, 07/15/2029	110	113
Cengage Learning
9.500%, 06/15/2024 (A)	5,695	5,282

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	149

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Century Communities
6.750%, 06/01/2027	$624	$669
5.875%, 07/15/2025	1,771	1,847
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	2,124	2,113
Claire’s Stores Inc (Escrow Security)
9.000%, 03/15/2019 (B)	1,480	–
Clarios Global
8.500%, 05/15/2027 (A)	5,746	6,184
6.750%, 05/15/2025 (A)	2,200	2,366
6.250%, 05/15/2026 (A)	2,270	2,412
Constellation Merger Sub
8.500%, 09/15/2025 (A)	853	744
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	520	589
5.625%, 11/15/2026 (A)	1,485	1,198
Core & Main
6.125%, 08/15/2025 (A)	2,772	2,841
Core & Main Holdings
8.625%cash/9.375% PIK, 09/15/2024 (A)	2,640	2,703
CSC Holdings LLC
5.875%, 09/15/2022	152	162
Dana
5.625%, 06/15/2028	704	759
5.375%, 11/15/2027	958	1,019
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	1,245	1,303
Diamond Resorts International
10.750%, 09/01/2024 (A)	3,020	2,892
eG Global Finance
8.500%, 10/30/2025 (A)	842	907
6.750%, 02/07/2025 (A)	4,175	4,321
Enterprise Development Authority
12.000%, 07/15/2024 (A)	2,271	2,544
ESH Hospitality
4.625%, 10/01/2027 (A)	1,225	1,246
Expedia Group Inc
7.000%, 05/01/2025 (A)	169	185
6.250%, 05/01/2025 (A)	282	322
Ferrellgas
10.000%, 04/15/2025 (A)	559	616
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)	3,481	–
Ford Motor
9.625%, 04/22/2030	745	1,037
9.000%, 04/22/2025	2,176	2,644
8.500%, 04/21/2023	5,080	5,694
Ford Motor Credit LLC
5.596%, 01/07/2022	1,101	1,133
5.584%, 03/18/2024	105	113
5.125%, 06/16/2025	970	1,047

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.113%, 05/03/2029	$2,625	$2,841
4.687%, 06/09/2025	1,245	1,323
4.542%, 08/01/2026	1,481	1,553
4.271%, 01/09/2027	485	502
4.140%, 02/15/2023	395	405
4.134%, 08/04/2025	1,600	1,656
4.125%, 08/17/2027	3,294	3,405
4.063%, 11/01/2024	1,577	1,640
4.000%, 11/13/2030	403	406
3.815%, 11/02/2027	3,425	3,450
3.813%, 10/12/2021	930	941
3.810%, 01/09/2024	225	230
3.375%, 11/13/2025	332	335
3.370%, 11/17/2023	794	804
3.350%, 11/01/2022	265	269
3.096%, 05/04/2023	448	451
3.087%, 01/09/2023	57	57
2.979%, 08/03/2022	1,105	1,109
1.104%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	1,380	1,357
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	210	218
Gap
8.875%, 05/15/2027 (A)	130	151
8.625%, 05/15/2025 (A)	2,725	3,028
8.375%, 05/15/2023 (A)	455	515
General Motors Co
6.800%, 10/01/2027	139	179
6.125%, 10/01/2025	277	334
G-III Apparel Group
7.875%, 08/15/2025 (A)	3,340	3,607
Golden Nugget
6.750%, 10/15/2024 (A)	1,195	1,168
Group 1 Automotive
4.000%, 08/15/2028 (A)	44	45
GrubHub Holdings
5.500%, 07/01/2027 (A)	1,600	1,676
Guitar Center
13.000%cash/8.000% PIK, 04/15/2022 (A)(B)	14,901	7,152
13.000%, 04/15/2022 (A)(B)(E)	175	65
10.000%, 05/15/2022 (A)(B)(E)	95	95
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)(B)	775	760
Hanesbrands
4.875%, 05/15/2026 (A)	370	398
4.625%, 05/15/2024 (A)	3,861	4,059
Hillman Group
6.375%, 07/15/2022 (A)	5,241	5,201
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	171	184
5.375%, 05/01/2025 (A)	114	121

150	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 05/01/2026	$3,574	$3,696
4.875%, 01/15/2030	470	507
4.000%, 05/01/2031 (A)	102	107
3.750%, 05/01/2029 (A)	171	176
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	148	154
4.625%, 04/01/2025	187	191
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	5,295	5,242
Hyatt Hotels
5.750%, 04/23/2030	135	161
5.375%, 04/23/2025	135	151
IHO Verwaltungs GmbH
6.375%cash/7.125% PIK, 05/15/2029 (A)	835	893
6.000%cash/6.750% PIK, 05/15/2027 (A)	850	895
Inn of the Mountain Gods Resort & Casino
9.250%cash/0% PIK, 11/30/2020 (B)(E)	4,084	4,063
International Game Technology
6.500%, 02/15/2025 (A)	635	700
6.250%, 01/15/2027 (A)	4,233	4,709
5.250%, 01/15/2029 (A)	200	212
IRB Holding
7.000%, 06/15/2025 (A)	1,108	1,205
6.750%, 02/15/2026 (A)	7,755	8,026
Ken Garff Automotive LLC
4.875%, 09/15/2028 (A)	442	449
L Brands
9.375%, 07/01/2025 (A)	108	132
7.600%, 07/15/2037	60	62
7.500%, 06/15/2029	542	598
6.875%, 07/01/2025 (A)	332	359
6.875%, 11/01/2035	75	82
6.750%, 07/01/2036	2,607	2,822
6.625%, 10/01/2030 (A)	2,383	2,610
Liberty Interactive LLC
8.250%, 02/01/2030	6,294	6,892
Lions Gate Capital Holdings LLC
6.375%, 02/01/2024 (A)	3,615	3,715
Lithia Motors
4.625%, 12/15/2027 (A)	2,350	2,497
4.375%, 01/15/2031 (A)	348	369
Macy’s
8.375%, 06/15/2025 (A)	4,962	5,408
Marriott International Inc/MD
5.750%, 05/01/2025	175	203
4.625%, 06/15/2030	202	233
Marriott Ownership Resorts
6.500%, 09/15/2026	920	966
6.125%, 09/15/2025 (A)	381	405

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mattamy Group
4.625%, 03/01/2030 (A)	$2,872	$3,008
Mattel
6.750%, 12/31/2025 (A)	1,920	2,019
5.875%, 12/15/2027 (A)	300	331
Melco Resorts Finance
5.250%, 04/26/2026	1,360	1,409
MGM Resorts International
6.750%, 05/01/2025	4,519	4,855
6.000%, 03/15/2023	2,515	2,690
5.750%, 06/15/2025	1,411	1,526
5.500%, 04/15/2027	2,250	2,412
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(E)	200	–
NCL
12.250%, 05/15/2024 (A)	1,880	2,230
Neiman Marcus Group
0.000%, 10/15/2021	2,835	638
Newell Brands
5.875%, 04/01/2036	130	156
4.875%, 06/01/2025	75	83
4.700%, 04/01/2026	3,150	3,394
Nordstrom
8.750%, 05/15/2025 (A)	420	470
4.375%, 04/01/2030	130	125
Peninsula Pacific Entertainment LLC
8.500%, 11/15/2027 (A)	4,244	4,515
Penn National Gaming
5.625%, 01/15/2027 (A)	2,043	2,125
PetSmart
8.875%, 06/01/2025 (A)	370	373
7.125%, 03/15/2023 (A)	5,375	5,308
5.875%, 06/01/2025 (A)	875	888
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	373	407
QVC
4.750%, 02/15/2027	867	895
4.450%, 02/15/2025	1,640	1,716
4.375%, 09/01/2028	442	452
Royal Caribbean Cruises
9.125%, 06/15/2023 (A)	1,222	1,323
5.250%, 11/15/2022	1,378	1,357
Royal Caribbean Cruises Ltd
11.500%, 06/01/2025 (A)	733	861
10.875%, 06/01/2023 (A)	4,251	4,809
Scientific Games International
8.625%, 07/01/2025 (A)	1,965	2,122
8.250%, 03/15/2026 (A)	2,306	2,473
7.250%, 11/15/2029 (A)	745	791
7.000%, 05/15/2028 (A)	1,355	1,411
SeaWorld Parks & Entertainment
9.500%, 08/01/2025 (A)	3,015	3,271

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	151

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Service International
7.500%, 04/01/2027	$867	$1,049
5.125%, 06/01/2029	82	91
4.625%, 12/15/2027	970	1,028
3.375%, 08/15/2030	278	285
Shea Homes
4.750%, 02/15/2028 (A)	1,081	1,119
4.750%, 04/01/2029 (A)	1,323	1,376
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	2,772	2,843
Six Flags Entertainment
5.500%, 04/15/2027 (A)	110	111
4.875%, 07/31/2024 (A)	6,452	6,428
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	1,287	1,395
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (A)	1,600	1,664
Speedway Motorsports LLC
4.875%, 11/01/2027 (A)	1,360	1,340
SRS Distribution
8.250%, 07/01/2026 (A)	2,249	2,384
Staples
10.750%, 04/15/2027 (A)	2,230	2,096
7.500%, 04/15/2026 (A)	2,659	2,676
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	405	428
Station Casinos LLC
5.000%, 10/01/2025 (A)	1,148	1,157
4.500%, 02/15/2028 (A)	4,040	3,979
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)	5,505	5,367
Tempur Sealy International
5.625%, 10/15/2023	480	488
5.500%, 06/15/2026	825	859
Tenneco
7.875%, 01/15/2029 (A)	242	267
5.375%, 12/15/2024	415	376
5.000%, 07/15/2026	1,987	1,787
Vail Resorts
6.250%, 05/15/2025 (A)	224	240
Vista Outdoor
5.875%, 10/01/2023	1,605	1,617
White Capital Buyer LLC
6.875%, 10/15/2028 (A)	188	200
William Carter
5.625%, 03/15/2027 (A)	340	358
Wolverine Escrow LLC
13.125%, 11/15/2027 (A)	375	274
9.000%, 11/15/2026 (A)	970	815
Wolverine World Wide
6.375%, 05/15/2025 (A)	901	955

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WW International
8.625%, 12/01/2025 (A)	$2,605	$2,719
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	2,166	2,209
5.250%, 05/15/2027 (A)	635	641
4.250%, 05/30/2023 (A)	245	246
Wynn Resorts Finance LLC
7.750%, 04/15/2025 (A)	2,825	3,047
5.125%, 10/01/2029 (A)	514	523
Yum! Brands
7.750%, 04/01/2025 (A)	180	199
6.875%, 11/15/2037	1,840	2,318
5.350%, 11/01/2043	180	200
3.625%, 03/15/2031	1,266	1,266

		345,495

Consumer Staples — 6.7%
AHP Health Partners
9.750%, 07/15/2026 (A)	2,655	2,907
Albertsons
5.875%, 02/15/2028 (A)	623	673
5.750%, 03/15/2025	489	504
4.875%, 02/15/2030 (A)	285	312
4.625%, 01/15/2027 (A)	3,427	3,613
3.500%, 02/15/2023 (A)	200	205
3.500%, 03/15/2029 (A)	792	790
3.250%, 03/15/2026 (A)	792	800
Allied Universal Holdco LLC
9.750%, 07/15/2027 (A)	1,151	1,277
6.625%, 07/15/2026 (A)	1,564	1,681
Ashtead Capital
4.375%, 08/15/2027 (A)	385	405
B&G Foods
5.250%, 04/01/2025	1,170	1,214
Bausch Health
9.000%, 12/15/2025 (A)	3,430	3,769
7.250%, 05/30/2029 (A)	295	326
7.000%, 03/15/2024 (A)	885	912
7.000%, 01/15/2028 (A)	1,460	1,577
6.250%, 02/15/2029 (A)	6,429	6,815
6.125%, 04/15/2025 (A)	3,911	4,025
5.250%, 01/30/2030 (A)	5,598	5,718
5.250%, 02/15/2031 (A)	3,081	3,116
5.000%, 01/30/2028 (A)	1,771	1,771
5.000%, 02/15/2029 (A)	879	887
Bausch Health Americas
9.250%, 04/01/2026 (A)	365	405
8.500%, 01/31/2027 (A)	1,291	1,420
Capitol Investment Merger Sub 2 LLC
10.000%, 08/01/2024 (A)	5,510	5,868
Central Garden & Pet
5.125%, 02/01/2028	1,515	1,612

152	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 10/15/2030	$1,655	$1,743
Chobani LLC
7.500%, 04/15/2025 (A)	4,102	4,287
4.625%, 11/15/2028 (A)	2,090	2,158
Clearwater Seafoods
6.875%, 05/01/2025 (A)	2,106	2,201
Coty Inc
6.500%, 04/15/2026 (A)	375	366
Dole Food
7.250%, 06/15/2025 (A)	1,761	1,783
Edgewell Personal Care
5.500%, 06/01/2028 (A)	1,257	1,351
Energizer Holdings
7.750%, 01/15/2027 (A)	2,011	2,192
4.750%, 06/15/2028 (A)	536	561
4.375%, 03/31/2029 (A)	1,831	1,868
Envision Healthcare
8.750%, 10/15/2026 (A)	1,585	940
Fresh Market
9.750%, 05/01/2023 (A)	1,764	1,729
GEMS MENASA Cayman
7.125%, 07/31/2026 (A)	1,543	1,566
Global Medical Response
6.500%, 10/01/2025 (A)	1,937	1,995
High Ridge Brands
8.875%, 03/15/2025 (A)(B)	800	23
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	2,225	2,396
JBS USA LUX
5.750%, 06/15/2025 (A)	135	139
5.500%, 01/15/2030 (A)	2,347	2,638
Kraft Heinz Foods
5.000%, 07/15/2035	6,092	7,184
4.375%, 06/01/2046	1,793	1,915
4.250%, 03/01/2031 (A)	1,126	1,251
3.000%, 06/01/2026	3,236	3,377
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	575	598
4.875%, 05/15/2028 (A)	218	242
4.625%, 11/01/2024 (A)	2,515	2,616
Legacy LifePoint Health LLC
6.750%, 04/15/2025 (A)	612	653
4.375%, 02/15/2027 (A)	8,326	8,368
LifePoint Health
5.375%, 01/15/2029 (A)	1,143	1,143
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)	1,378	1,350
New Albertsons
8.700%, 05/01/2030	2,229	2,797
Ortho-Clinical Diagnostics
7.375%, 06/01/2025 (A)	1,300	1,391
7.250%, 02/01/2028 (A)	4,064	4,328

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
P&L Development LLC
7.750%, 11/15/2025 (A)	$1,160	$1,224
Performance Food Group
6.875%, 05/01/2025 (A)	80	86
5.500%, 10/15/2027 (A)	565	601
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	2,885	3,101
Post Holdings
5.750%, 03/01/2027 (A)	1,792	1,886
5.625%, 01/15/2028 (A)	1,725	1,835
5.500%, 12/15/2029 (A)	857	930
4.625%, 04/15/2030 (A)	234	244
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	1,663	1,804
3.375%, 08/31/2027 (A)	955	943
Primo Water Holdings
5.500%, 04/01/2025 (A)	3,509	3,627
Radiology Partners
9.250%, 02/01/2028 (A)	2,079	2,266
Rite Aid
8.000%, 11/15/2026 (A)	3,945	4,004
7.700%, 02/15/2027	1,620	1,353
7.500%, 07/01/2025 (A)	526	535
Sabre Global
9.250%, 04/15/2025 (A)	697	815
7.375%, 09/01/2025 (A)	999	1,076
5.250%, 11/15/2023 (A)	2,042	2,055
Sigma Holdco BV
7.875%, 05/15/2026 (A)	5,433	5,433
Simmons Foods
5.750%, 11/01/2024 (A)	3,225	3,298
Spectrum Brands
5.750%, 07/15/2025	745	769
5.500%, 07/15/2030 (A)	1,303	1,420
5.000%, 10/01/2029 (A)	155	167
Surgery Center Holdings
6.750%, 07/01/2025 (A)	1,404	1,425
Team Health Holdings
6.375%, 02/01/2025 (A)	3,760	2,897
TreeHouse Foods
6.000%, 02/15/2024 (A)	1,095	1,119
4.000%, 09/01/2028	65	66
US Foods
6.250%, 04/15/2025 (A)	889	946
5.875%, 06/15/2024 (A)	1,545	1,566
Vector Group
10.500%, 11/01/2026 (A)	6,015	6,451
Verscend Escrow
9.750%, 08/15/2026 (A)	1,782	1,936

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	153

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
West Street Merger Sub
6.375%, 09/01/2025 (A)	$1,730	$1,775

		177,404

Energy — 9.6%
Antero Midstream Partners
7.875%, 05/15/2026 (A)	1,473	1,477
5.750%, 03/01/2027 (A)	2,186	1,992
5.750%, 01/15/2028 (A)	502	452
5.375%, 09/15/2024	1,540	1,440
Antero Resources
5.625%, 06/01/2023	1,020	913
5.125%, 12/01/2022	2,965	2,802
Apache
5.100%, 09/01/2040	2,350	2,428
4.875%, 11/15/2027	1,807	1,887
4.625%, 11/15/2025	737	766
4.375%, 10/15/2028	451	460
Archrock Partners
6.250%, 04/01/2028 (A)	2,858	2,947
Ascent Resources Utica Holdings LLC
9.000%, 11/01/2027 (A)	1,106	1,167
7.000%, 11/01/2026 (A)	1,220	1,147
Baytex Energy
8.750%, 04/01/2027 (A)	600	282
Blue Racer Midstream LLC
6.625%, 07/15/2026 (A)	250	235
6.125%, 11/15/2022 (A)	4,147	4,147
Buckeye Partners
4.500%, 03/01/2028 (A)	350	350
4.125%, 03/01/2025 (A)	350	349
4.125%, 12/01/2027	480	475
Callon Petroleum
8.250%, 07/15/2025	330	130
6.250%, 04/15/2023	445	212
Cenovus Energy
5.375%, 07/15/2025	612	673
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	850	975
Cheniere Energy
4.625%, 10/15/2028 (A)	1,682	1,745
Cheniere Energy Partners
5.625%, 10/01/2026	3,937	4,109
4.500%, 10/01/2029	10,089	10,513
Chesapeake Energy
11.500%, 01/01/2025 (A)(B)	1,373	206
7.500%, 10/01/2026 (B)	4,075	245
7.000%, 10/01/2024 (B)	1,790	107
Citgo Holding
9.250%, 08/01/2024 (A)	2,250	2,008
CITGO Petroleum
6.250%, 08/15/2022 (A)	3,184	3,108

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CNX Midstream Partners
6.500%, 03/15/2026 (A)	$3,785	$3,842
CNX Resources
7.250%, 03/14/2027 (A)	4,585	4,847
6.000%, 01/15/2029 (A)	1,842	1,860
Comstock Resources
9.750%, 08/15/2026	3,640	3,849
7.500%, 05/15/2025 (A)	914	912
Continental Resources
5.750%, 01/15/2031 (A)	1,014	1,088
Crestwood Midstream Partners
6.250%, 04/01/2023	690	693
5.750%, 04/01/2025	2,905	2,883
5.625%, 05/01/2027 (A)	435	418
CVR Energy
5.750%, 02/15/2028 (A)	1,350	1,131
5.250%, 02/15/2025 (A)	297	261
DCP Midstream Operating
8.125%, 08/16/2030	1,990	2,408
5.625%, 07/15/2027	750	812
5.375%, 07/15/2025	268	289
5.125%, 05/15/2029	896	950
Delek Logistics Partners
6.750%, 05/15/2025	1,462	1,345
Devon Energy
7.950%, 04/15/2032	1,327	1,767
Encana, Ser 2004, 110178
6.500%, 08/15/2034	105	113
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	232	247
Energy Transfer
5.500%, 06/01/2027	2,863	2,928
EnLink Midstream LLC
5.375%, 06/01/2029	7,436	7,046
EnLink Midstream Partners
4.850%, 07/15/2026	140	131
4.400%, 04/01/2024	620	598
4.150%, 06/01/2025	445	409
Enviva Partners
6.500%, 01/15/2026 (A)	4,247	4,538
EP Energy (Escrow)
0.000%, 05/01/2021	1,728	–
0.000%, 06/15/2023	1,185	–
0.000%, 02/15/2025	1,159	–
EQM Midstream Partners
6.500%, 07/01/2027 (A)	1,116	1,230
6.000%, 07/01/2025 (A)	1,445	1,539
EQT
8.750%, 02/01/2030	939	1,186
7.875%, 02/01/2025	4,042	4,628
3.900%, 10/01/2027	230	228

154	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Equities
5.000%, 01/15/2029	$162	$171
Exterran Energy Solutions
8.125%, 05/01/2025	3,815	3,110
Extraction Oil & Gas
7.375%, 05/15/2024 (A)(B)	6,623	1,590
5.625%, 02/01/2026 (A)(B)	4,400	1,100
Genesis Energy
7.750%, 02/01/2028	373	343
6.500%, 10/01/2025	1,476	1,358
6.250%, 05/15/2026	70	64
Great Western Petroleum LLC
9.000%, 09/30/2021 (A)	2,974	1,695
Gulfport Energy
6.375%, 05/15/2025 (B)	311	188
6.375%, 01/15/2026 (B)	780	470
6.000%, 10/15/2024 (B)	470	283
Hess Midstream Operations
5.625%, 02/15/2026 (A)	3,732	3,853
Hilcorp Energy I
6.250%, 11/01/2028 (A)	1,366	1,352
5.750%, 10/01/2025 (A)	2,626	2,567
5.000%, 12/01/2024 (A)	2,490	2,428
Holly Energy Partners
5.000%, 02/01/2028 (A)	295	290
Jupiter Resources
13.000%, 01/31/2024 (E)	676	608
Laredo Petroleum
10.125%, 01/15/2028	2,688	1,799
9.500%, 01/15/2025	5,155	3,505
Marathon Oil
6.600%, 10/01/2037	1,183	1,400
MEG Energy
7.125%, 02/01/2027 (A)	2,851	2,794
7.000%, 03/31/2024 (A)	262	263
6.500%, 01/15/2025 (A)	608	620
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	574	399
7.500%, 01/15/2026 (A)	919	625
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,713	2,035
Nabors Industries
7.250%, 01/15/2026 (A)	245	137
5.750%, 02/01/2025	680	249
New Fortress Energy
6.750%, 09/15/2025 (A)	983	1,044
NGL Energy Partners
7.500%, 11/01/2023	890	449
6.125%, 03/01/2025	4,839	1,996
Noble Holding International
8.950%, 04/01/2045 (B)	3,100	15
7.750%, 01/15/2024 (B)	2,751	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northern Oil and Gas
8.500%cash/9.500% PIK, 05/15/2023	$1,655	$1,394
NRG Energy
12.000%, 09/25/2025 (E)	1,101	1,156
NuStar Logistics
6.375%, 10/01/2030	1,092	1,185
6.000%, 06/01/2026	360	379
5.750%, 10/01/2025	1,092	1,149
5.625%, 04/28/2027	80	82
Occidental Petroleum
8.875%, 07/15/2030	1,856	2,095
8.500%, 07/15/2027	1,900	2,109
8.000%, 07/15/2025	1,072	1,176
6.625%, 09/01/2030	2,310	2,413
6.450%, 09/15/2036	1,425	1,393
6.375%, 09/01/2028	1,966	2,004
5.875%, 09/01/2025	1,176	1,188
5.550%, 03/15/2026	2,855	2,834
4.625%, 06/15/2045	1,875	1,556
4.500%, 07/15/2044	406	335
4.400%, 04/15/2046	155	131
3.500%, 08/15/2029	355	311
3.400%, 04/15/2026	1,277	1,156
3.200%, 08/15/2026	4,728	4,184
3.125%, 02/15/2022	2,594	2,587
2.900%, 08/15/2024	1,089	1,016
2.700%, 08/15/2022	12,979	12,788
2.700%, 02/15/2023	1,843	1,775
Ovintiv
8.125%, 09/15/2030	170	196
Parkland
5.875%, 07/15/2027 (A)	1,970	2,118
Parsley Energy LLC
5.375%, 01/15/2025 (A)	310	319
5.250%, 08/15/2025 (A)	505	524
PBF Holding LLC
9.250%, 05/15/2025 (A)	170	169
6.000%, 02/15/2028 (A)	325	171
PDC Energy
5.750%, 05/15/2026	3,255	3,239
Peabody Energy
6.375%, 03/31/2025 (A)	1,094	274
Precision Drilling
7.750%, 12/15/2023	645	519
7.125%, 01/15/2026 (A)	325	215
QEP Resources
5.625%, 03/01/2026	1,151	823
Range Resources
4.875%, 05/15/2025	1,142	1,060
Seventy Seven Energy (Escrow Security)
6.500%, 07/15/2022 (B)(E)	395	–

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	155

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Seventy Seven Operating LLC (Escrow Security)
6.625%, 11/15/2019 (B)(E)	$2,787	$–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	1,365	478
SM Energy
6.625%, 01/15/2027	458	257
6.125%, 11/15/2022	520	463
5.625%, 06/01/2025	405	235
5.000%, 01/15/2024	2,328	1,560
Southwestern Energy
7.750%, 10/01/2027	1,320	1,393
7.500%, 04/01/2026	2,879	2,999
6.450%, 01/23/2025	858	875
Summit Midstream Holdings LLC
5.750%, 04/15/2025	490	309
5.500%, 08/15/2022	2,848	2,328
Sunoco
5.875%, 03/15/2028	2,791	2,986
5.500%, 02/15/2026	2,500	2,592
4.500%, 05/15/2029 (A)	902	930
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	875	901
6.000%, 03/01/2027 (A)	3,175	3,131
5.500%, 09/15/2024 (A)	185	183
5.500%, 01/15/2028 (A)	115	110
Targa Resources Partners
6.875%, 01/15/2029	516	578
6.500%, 07/15/2027	6,409	6,938
5.875%, 04/15/2026	685	721
5.000%, 01/15/2028	3,156	3,290
4.875%, 02/01/2031 (A)	397	422
4.250%, 11/15/2023	350	352
TerraForm Power Operating LLC
4.750%, 01/15/2030 (A)	225	244
4.250%, 01/31/2023 (A)	3,153	3,256
Transocean
11.500%, 01/30/2027 (A)	1,334	680
8.000%, 02/01/2027 (A)	2,645	979
7.500%, 04/15/2031	1,580	442
Transocean Guardian
5.875%, 01/15/2024 (A)	2,455	1,939
Transocean Pontus
6.125%, 08/01/2025 (A)	3,611	3,372
USA Compression Partners
6.875%, 04/01/2026	3,315	3,430
6.875%, 09/01/2027	2,600	2,723
Valaris
5.850%, 01/15/2044 (B)	3,185	191
5.400%, 12/01/2042 (B)	545	33
4.875%, 06/01/2022 (B)	790	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vine Oil & Gas
9.750%, 04/15/2023 (A)	$4,234	$3,408
Western Midstream Operating
5.300%, 02/01/2030	331	354
4.350%, 02/01/2025	2,304	2,299
3.950%, 06/01/2025	405	403
2.074%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023	500	484
WPX Energy
8.250%, 08/01/2023	566	645
5.875%, 06/15/2028	198	213
5.750%, 06/01/2026	356	375
5.250%, 10/15/2027	1,375	1,451

		259,762

Financials — 5.9%
Acrisure LLC
8.125%, 02/15/2024 (A)	3,492	3,667
Advisor Group Holdings
10.750%, 08/01/2027 (A)	2,666	2,876
Air Methods
8.000%, 05/15/2025 (A)	5,061	4,226
Alliant Holdings Intermediate LLC
6.750%, 10/15/2027 (A)	2,257	2,415
Ally Financial
5.750%, 11/20/2025	650	759
AmWINS Group
7.750%, 07/01/2026 (A)	891	962
AssuredPartners
7.000%, 08/15/2025 (A)	3,245	3,350
Athene Holding
6.150%, 04/03/2030	1,749	2,181
Bank of America
6.100%, VAR ICE LIBOR USD 3 Month+3.898%(D)	887	985
5.875%, VAR ICE LIBOR USD 3 Month+2.931%(D)	1,301	1,457
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%(D)	2,760	2,967
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.867%(D)	1,250	1,344
BGC Partners
3.750%, 10/01/2024	2,265	2,322
Brookfield Property
5.750%, 05/15/2026 (A)	6,941	6,386
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%(D)	85	92
5.000%, VAR United States Secured Overnight Financing Rate+3.813%(D)	5,285	5,528

156	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Agricole
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+4.319%(A)(D)	$963	$1,065
Donnelley Financial Solutions
8.250%, 10/15/2024	935	993
Freedom Mortgage
8.250%, 04/15/2025 (A)	7,685	7,896
8.125%, 11/15/2024 (A)	3,492	3,597
7.625%, 05/01/2026 (A)	360	367
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	1,950	1,843
Genworth Holdings
4.900%, 08/15/2023	442	425
Genworth Mortgage Holdings
6.500%, 08/15/2025 (A)	1,824	1,943
HAT Holdings I LLC
6.000%, 04/15/2025 (A)	2,299	2,454
3.750%, 09/15/2030 (A)	623	637
HUB International
7.000%, 05/01/2026 (A)	1,603	1,673
Hunt
6.250%, 02/15/2026 (A)	1,767	1,787
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	1,685	1,912
Issuer LLC
6.250%, 03/01/2028 (A)	1,299	1,306
Jefferies Finance LLC
6.250%, 06/03/2026 (A)	1,388	1,462
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380%(D)	1,299	1,364
4.000%, VAR United States Secured Overnight Financing Rate+2.745%(D)	2,633	2,631
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	3,157	3,149
5.250%, 10/01/2025 (A)	345	332
4.250%, 02/01/2027 (A)	3,517	3,249
LD Holdings Group LLC
6.500%, 11/01/2025 (A)	3,873	4,076
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760%(D)	3,250	3,583
LPL Holdings
4.625%, 11/15/2027 (A)	3,627	3,718
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	357	398
5.625%, 05/01/2024	1,335	1,432
4.625%, 06/15/2025 (A)	411	434
4.500%, 09/01/2026	2,214	2,336
4.500%, 01/15/2028	175	182

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 02/15/2029 (A)	$396	$400
Morgan Stanley
5.875%, VAR ICE LIBOR USD 3 Month+4.435%(D)	1,298	1,444
5.300%, VAR ICE LIBOR USD 3 Month+3.160%(D)	872	903
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	2,985	3,205
6.000%, 01/15/2027 (A)	2,312	2,397
5.500%, 08/15/2028 (A)	3,865	3,981
Navient
7.250%, 09/25/2023	792	863
5.000%, 03/15/2027	1,097	1,086
Navient MTN
5.625%, 08/01/2033	500	469
New Residential Investment
6.250%, 10/15/2025 (A)	5,937	5,818
NFP
7.000%, 05/15/2025 (A)	450	482
6.875%, 08/15/2028 (A)	2,186	2,290
NMI Holdings
7.375%, 06/01/2025 (A)	925	1,024
OneMain Finance
7.125%, 03/15/2026	3,980	4,581
6.875%, 03/15/2025	35	40
6.625%, 01/15/2028	500	576
5.375%, 11/15/2029	1,858	2,025
PennyMac Financial Services
5.375%, 10/15/2025 (A)	1,565	1,635
PRA Group
7.375%, 09/01/2025 (A)	2,400	2,576
Quicken Loans LLC
5.250%, 01/15/2028 (A)	1,166	1,233
3.875%, 03/01/2031 (A)	1,025	1,038
3.625%, 03/01/2029 (A)	1,025	1,019
Radian Group
4.875%, 03/15/2027	882	939
4.500%, 10/01/2024	1,508	1,568
Saracen Development LLC
11.000%cash/3.000% PIK, 10/15/2025 (A)(E)	3,707	4,242
SLM
4.200%, 10/29/2025	996	1,043
Starwood Property Trust
5.500%, 11/01/2023 (A)	2,170	2,192
4.750%, 03/15/2025	2,256	2,316
Trilogy
10.000%, 01/31/2024	58	59
United Shore Financial Services LLC
5.500%, 11/15/2025 (A)	3,032	3,188

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	157

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Voya Financial
4.700%, VAR ICE LIBOR USD 3 Month+2.084%, 01/23/2048	$1,183	$1,210
WeWork
7.875%, 05/01/2025 (A)	4,935	3,405

		157,008

Health Care — 4.1%
Acadia Healthcare
5.625%, 02/15/2023	2,826	2,840
5.500%, 07/01/2028 (A)	1,201	1,278
5.000%, 04/15/2029 (A)	232	244
AMN Healthcare
4.625%, 10/01/2027 (A)	2,262	2,364
Avantor Funding
4.625%, 07/15/2028 (A)	483	508
Bausch Health
5.875%, 05/15/2023 (A)	9	9
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	726	764
Centene
5.375%, 06/01/2026 (A)	730	767
4.625%, 12/15/2029	1,290	1,414
4.250%, 12/15/2027	4,088	4,320
3.375%, 02/15/2030	300	314
3.000%, 10/15/2030	2,638	2,777
CHS
8.625%, 01/15/2024 (A)	740	770
6.250%, 03/31/2023	55	56
DaVita
4.625%, 06/01/2030 (A)	310	326
3.750%, 02/15/2031 (A)	5,249	5,229
Emergent BioSolutions
3.875%, 08/15/2028 (A)	4,063	4,109
Encompass Health
4.750%, 02/01/2030	2,257	2,402
4.625%, 04/01/2031	242	258
4.500%, 02/01/2028	2,762	2,890
Endo DAC
9.500%, 07/31/2027 (A)	1,968	2,166
6.000%, 02/01/2025 (A)	1,058	751
6.000%, 06/30/2028 (A)	3,182	2,514
Endo Finance LLC
5.750%, 01/15/2022 (A)	1,738	1,686
HCA
5.875%, 02/15/2026	7,520	8,657
5.875%, 02/01/2029	2,467	2,949
5.625%, 09/01/2028	445	522
5.375%, 02/01/2025	6,926	7,754
3.500%, 09/01/2030	2,748	2,845
Hill-Rom Holdings
5.000%, 02/15/2025 (A)	1,214	1,250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 09/15/2027 (A)	$1,411	$1,471
Hologic
3.250%, 02/15/2029 (A)	417	424
Horizon Therapeutics USA
5.500%, 08/01/2027 (A)	1,305	1,378
IQVIA
5.000%, 10/15/2026 (A)	1,440	1,507
Jaguar Holding II
5.000%, 06/15/2028 (A)	150	160
4.625%, 06/15/2025 (A)	152	159
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)(B)	850	264
5.500%, 04/15/2025 (A)(B)	595	184
MEDNAX
6.250%, 01/15/2027 (A)	1,570	1,680
Molina Healthcare
4.375%, 06/15/2028 (A)	1,960	2,058
3.875%, 11/15/2030 (A)	382	403
Par Pharmaceutical
7.500%, 04/01/2027 (A)	3,405	3,677
Prestige Brands
6.375%, 03/01/2024 (A)	735	753
5.125%, 01/15/2028 (A)	185	196
Providence Service
5.875%, 11/15/2025 (A)	1,390	1,475
Select Medical
6.250%, 08/15/2026 (A)	1,336	1,426
Syneos Health
3.625%, 01/15/2029 (A)	1,105	1,113
Tenet Healthcare
7.500%, 04/01/2025 (A)	404	442
7.000%, 08/01/2025	1,520	1,570
6.875%, 11/15/2031	335	347
6.750%, 06/15/2023	830	893
6.250%, 02/01/2027 (A)	2,873	3,009
6.125%, 10/01/2028 (A)	5,886	5,982
5.125%, 05/01/2025	2,762	2,789
5.125%, 11/01/2027 (A)	815	850
4.875%, 01/01/2026 (A)	2,367	2,438
4.625%, 07/15/2024	2,095	2,132
4.625%, 09/01/2024 (A)	45	47
4.625%, 06/15/2028 (A)	3,543	3,658
Varex Imaging
7.875%, 10/15/2027 (A)	2,370	2,430

		109,648

Industrials — 9.4%
ACCO Brands
5.250%, 12/15/2024 (A)	740	758
ADT Security
4.875%, 07/15/2032 (A)	2,573	2,689

158	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Allison Transmission
5.875%, 06/01/2029 (A)	$355	$396
4.750%, 10/01/2027 (A)	2,184	2,311
3.750%, 01/30/2031 (A)	332	335
Altera Infrastructure
8.500%, 07/15/2023 (A)	1,612	1,335
American Airlines
11.750%, 07/15/2025 (A)	602	666
American Airlines Group
5.000%, 06/01/2022 (A)	2,212	1,830
3.750%, 03/01/2025 (A)	876	582
American Woodmark
4.875%, 03/15/2026 (A)	815	833
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	3,812	4,017
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	698	721
5.250%, 04/30/2025 (A)	2,581	2,720
5.250%, 08/15/2027 (A)	830	866
4.125%, 08/15/2026 (A)	900	934
ASGN
4.625%, 05/15/2028 (A)	1,796	1,868
Avis Budget Car Rental LLC
10.500%, 05/15/2025 (A)	785	916
6.375%, 04/01/2024 (A)	2,205	2,249
5.250%, 03/15/2025 (A)	470	466
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	1,358	1,376
Boeing
5.805%, 05/01/2050	1,769	2,339
5.150%, 05/01/2030	3,538	4,171
3.625%, 02/01/2031	428	455
3.250%, 02/01/2028	456	477
Bombardier
8.750%, 12/01/2021 (A)	1,114	1,142
7.875%, 04/15/2027 (A)	2,070	1,765
7.500%, 12/01/2024 (A)	4,323	3,871
7.500%, 03/15/2025 (A)	1,475	1,272
6.000%, 10/15/2022 (A)	5,342	5,076
Brink’s
5.500%, 07/15/2025 (A)	365	390
Builders FirstSource
5.000%, 03/01/2030 (A)	1,297	1,398
BWAY Holding Co
7.250%, 04/15/2025 (A)	3,627	3,640
5.500%, 04/15/2024 (A)	940	952
BWX Technologies
5.375%, 07/15/2026 (A)	3,152	3,274
4.125%, 06/30/2028 (A)	607	632
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	2,861	2,965

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cenveo (Escrow Security)
8.500%, 09/15/2022 (E)	$10,375	$9
Clark Equipment
5.875%, 06/01/2025 (A)	2,471	2,604
Clean Harbors
4.875%, 07/15/2027 (A)	2,979	3,155
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,023	2,094
Delta Air Lines
7.375%, 01/15/2026	1,816	2,042
7.000%, 05/01/2025 (A)	4,499	5,140
4.750%, 10/20/2028 (A)	3,199	3,442
4.500%, 10/20/2025 (A)	3,806	4,018
EnerSys
4.375%, 12/15/2027 (A)	892	945
EnPro Industries
5.750%, 10/15/2026	569	609
Flex Acquisition
7.875%, 07/15/2026 (A)	1,448	1,524
Fortress Transportation & Infrastructure Investors LLC
9.750%, 08/01/2027 (A)	1,500	1,702
6.750%, 03/15/2022 (A)	2,000	2,014
6.500%, 10/01/2025 (A)	950	969
GFL Environmental
8.500%, 05/01/2027 (A)	337	372
5.125%, 12/15/2026 (A)	2,069	2,183
4.000%, 08/01/2028 (A)	202	201
3.750%, 08/01/2025 (A)	1,219	1,243
Graham Packaging
7.125%, 08/15/2028 (A)	132	141
Granite US Holdings
11.000%, 10/01/2027 (A)	2,715	2,986
Griffon
5.750%, 03/01/2028	690	731
H&E Equipment Services
5.625%, 09/01/2025	3,514	3,673
3.875%, 12/15/2028 (A)	3,200	3,200
Harsco
5.750%, 07/31/2027 (A)	766	810
Herc Holdings
5.500%, 07/15/2027 (A)	3,370	3,551
Hertz
7.625%, 06/01/2022 (A)(B)	285	274
7.125%, 08/01/2026 (A)(B)	715	324
6.000%, 01/15/2028 (A)(B)	520	231
5.500%, 10/15/2024 (A)(B)	1,573	696
Howmet Aerospace
6.875%, 05/01/2025	195	227
5.900%, 02/01/2027	1,185	1,376
Icahn Enterprises
4.750%, 09/15/2024	4,455	4,589

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	159

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	$2,268	$2,398
4.750%, 01/15/2025 (A)	340	348
JELD-WEN
6.250%, 05/15/2025 (A)	235	253
4.875%, 12/15/2027 (A)	170	179
4.625%, 12/15/2025 (A)	560	571
Korn Ferry
4.625%, 12/15/2027 (A)	3,609	3,775
LABL Escrow Issuer LLC
10.500%, 07/15/2027 (A)	480	532
6.750%, 07/15/2026 (A)	640	683
Masonite International
5.750%, 09/15/2026 (A)	57	60
5.375%, 02/01/2028 (A)	2,144	2,281
MasTec
4.500%, 08/15/2028 (A)	550	575
Maxim Crane Works Holdings Capital LLC
10.125%, 08/01/2024 (A)	1,905	1,943
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	3,612	3,916
Moog
4.250%, 12/15/2027 (A)	2,212	2,279
New Enterprise Stone & Lime
6.250%, 03/15/2026 (A)	2,185	2,253
Nielsen Finance LLC
5.875%, 10/01/2030 (A)	661	726
5.625%, 10/01/2028 (A)	661	705
5.000%, 04/15/2022 (A)	420	420
Nielsen Luxembourg
5.000%, 02/01/2025 (A)	1,363	1,402
PGT Innovations
6.750%, 08/01/2026 (A)	510	544
PowerTeam Services LLC
9.033%, 12/04/2025 (A)	1,217	1,336
RBS Global
4.875%, 12/15/2025 (A)	2,212	2,256
Remington Arms
0.000%, 12/31/2049 (E)	1,885	–
Reynolds Group Issuer
4.000%, 10/15/2027 (A)	1,739	1,768
Rolls-Royce
5.750%, 10/15/2027 (A)	3,429	3,678
Sensata Technologies
5.625%, 11/01/2024 (A)	200	224
5.000%, 10/01/2025 (A)	1,442	1,601
4.375%, 02/15/2030 (A)	3,389	3,626
3.750%, 02/15/2031 (A)	1,734	1,760
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	1,895	1,966
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	5,632	5,641

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Spirit AeroSystems
7.500%, 04/15/2025 (A)	$440	$471
5.500%, 01/15/2025 (A)	835	887
3.950%, 06/15/2023	2,296	2,216
1.050%, VAR ICE LIBOR USD 3 Month+0.800%, 06/15/2021	2,577	2,505
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	2,841	3,159
SPX FLOW
5.875%, 08/15/2026 (A)	470	491
SRM Escrow Issuer LLC
6.000%, 11/01/2028 (A)	1,461	1,516
Standard Industries
4.750%, 01/15/2028 (A)	1,295	1,365
3.375%, 01/15/2031 (A)	208	209
Stericycle
3.875%, 01/15/2029 (A)	1,158	1,204
Stevens Holding
6.125%, 10/01/2026 (A)	370	401
Summit Materials LLC
5.250%, 01/15/2029 (A)	2,152	2,243
5.125%, 06/01/2025 (A)	2,218	2,251
Terex
5.625%, 02/01/2025 (A)	905	929
Tervita
11.000%, 12/01/2025 (A)	3,893	4,040
TransDigm
8.000%, 12/15/2025 (A)	827	903
6.250%, 03/15/2026 (A)	6,649	7,048
5.500%, 11/15/2027	3,161	3,262
Trident Merger Sub
6.625%, 11/01/2025 (A)	2,914	2,914
Trident TPI Holdings
9.250%, 08/01/2024 (A)	2,099	2,235
TriMas
4.875%, 10/15/2025 (A)	375	383
Triumph Group
8.875%, 06/01/2024 (A)	620	684
7.750%, 08/15/2025	2,765	2,406
6.250%, 09/15/2024 (A)	510	495
5.250%, 06/01/2022	1,165	1,072
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	664	719
5.500%, 08/15/2026 (A)	976	1,022
Tutor Perini
6.875%, 05/01/2025 (A)	8,173	8,194
Uber Technologies
7.500%, 05/15/2025 (A)	903	964
United Airlines Holdings
4.875%, 01/15/2025	1,840	1,773
4.250%, 10/01/2022	1,104	1,104

160	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Rentals North America
5.875%, 09/15/2026	$565	$597
5.500%, 05/15/2027	1,095	1,178
3.875%, 02/15/2031	399	417
Univar Solutions USA
5.125%, 12/01/2027 (A)	449	474
Vertical Holdco GmbH
7.625%, 07/15/2028 (A)	200	214
Wabash National
5.500%, 10/01/2025 (A)	760	775
Weekley Homes LLC
4.875%, 09/15/2028 (A)	132	138
Welbilt
9.500%, 02/15/2024	3,080	3,165
WESCO Distribution
7.250%, 06/15/2028 (A)	556	625
7.125%, 06/15/2025 (A)	556	605
Western Global Airlines LLC
10.375%, 08/15/2025 (A)	1,635	1,803
XPO Logistics
6.750%, 08/15/2024 (A)	3,070	3,253
6.500%, 06/15/2022 (A)	582	583
6.250%, 05/01/2025 (A)	275	295
6.125%, 09/01/2023 (A)	150	153

		241,801

Information Technology — 3.0%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	708
Alliance Data Systems
7.000%, 01/15/2026 (A)	2,000	2,040
4.750%, 12/15/2024 (A)	2,426	2,326
ams
7.000%, 07/31/2025 (A)	2,218	2,451
Ascend Learning LLC
6.875%, 08/01/2025 (A)	928	956
Avaya
6.125%, 09/15/2028 (A)	5,437	5,736
Black Knight InfoServ LLC
3.625%, 09/01/2028 (A)	726	737
Booz Allen Hamilton
3.875%, 09/01/2028 (A)	371	383
BY Crown Parent LLC
4.250%, 01/31/2026 (A)	1,957	2,011
CDK Global
5.250%, 05/15/2029 (A)	313	343
CDW LLC
4.250%, 04/01/2028	420	438
3.250%, 02/15/2029	270	271
Change Healthcare Holdings LLC
5.750%, 03/01/2025 (A)	1,344	1,366

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CommScope
7.125%, 07/01/2028 (A)	$225	$240
CommScope Finance LLC
8.250%, 03/01/2027 (A)	3,378	3,640
6.000%, 03/01/2026 (A)	970	1,023
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	5,685	5,825
Dell International LLC
6.200%, 07/15/2030 (A)	135	172
Dell International LLC / EMC
6.100%, 07/15/2027 (A)	135	166
5.300%, 10/01/2029 (A)	865	1,046
Diebold Nixdorf
9.375%, 07/15/2025 (A)	1,631	1,790
Entegris
4.625%, 02/10/2026 (A)	895	922
4.375%, 04/15/2028 (A)	1,052	1,112
Gartner
4.500%, 07/01/2028 (A)	80	84
3.750%, 10/01/2030 (A)	188	196
Go Daddy Operating LLC
5.250%, 12/01/2027 (A)	2,784	2,930
Hughes Satellite Systems
5.250%, 08/01/2026	1,613	1,780
Microchip Technology
4.250%, 09/01/2025 (A)	212	222
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(E)	10,706	–
MTS Systems
5.750%, 08/15/2027 (A)	225	233
NCR
8.125%, 04/15/2025 (A)	204	227
6.125%, 09/01/2029 (A)	735	799
5.750%, 09/01/2027 (A)	2,875	3,026
5.000%, 10/01/2028 (A)	833	862
Nuance Communications
5.625%, 12/15/2026	173	183
ON Semiconductor
3.875%, 09/01/2028 (A)	1,995	2,055
Open Text Holdings
4.125%, 02/15/2030 (A)	3,555	3,735
Plantronics
5.500%, 05/31/2023 (A)	1,518	1,522
Presidio Holdings
8.250%, 02/01/2028 (A)	891	967
4.875%, 02/01/2027 (A)	240	253
PTC
4.000%, 02/15/2028 (A)	2,012	2,095
3.625%, 02/15/2025 (A)	262	268
Science Applications International
4.875%, 04/01/2028 (A)	2,317	2,444

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	161

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Seagate HDD Cayman
5.750%, 12/01/2034	$1,300	$1,534
SS&C Technologies
5.500%, 09/30/2027 (A)	541	580
Switch
3.750%, 09/15/2028 (A)	2,377	2,412
Tempo Acquisition LLC
5.750%, 06/01/2025 (A)	678	722
Unisys
6.875%, 11/01/2027 (A)	1,160	1,259
Veritas US
7.500%, 09/01/2025 (A)	5,580	5,641
ViaSat
6.500%, 07/15/2028 (A)	3,250	3,412
5.625%, 09/15/2025 (A)	1,881	1,914
5.625%, 04/15/2027 (A)	1,250	1,312
Xerox Holdings
5.500%, 08/15/2028 (A)	442	457
5.000%, 08/15/2025 (A)	767	798

		79,624

Materials — 7.6%
Alcoa Nederland Holding
7.000%, 09/30/2026 (A)	415	445
6.750%, 09/30/2024 (A)	960	995
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,927	2,127
5.500%, 12/15/2027 (A)	1,529	1,656
Allegheny Technologies
7.875%, 08/15/2023	3,138	3,397
5.875%, 12/01/2027	3,351	3,485
ArcelorMittal
4.250%, 07/16/2029	2,257	2,480
Arconic
6.125%, 02/15/2028 (A)	1,002	1,087
6.000%, 05/15/2025 (A)	1,039	1,118
Ashland LLC
6.875%, 05/15/2043	1,384	1,820
Atotech Alpha 2 BV
8.750%cash/9.500% PIK, 06/01/2023 (A)	2,870	2,891
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	155	163
3.375%, 02/15/2029 (A)	358	361
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	8,585	9,014
Ball
2.875%, 08/15/2030	2,165	2,154
Berry Global
4.500%, 02/15/2026 (A)	3,548	3,637
Berry Global (Escrow Security)
4.875%, 07/15/2026 (A)	2,932	3,113

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Big River Steel LLC
6.625%, 01/31/2029 (A)	$426	$452
Boart Longyear Management Pty
10.000%, 12/31/2022	3,445	2,756
Boise Cascade
4.875%, 07/01/2030 (A)	2,380	2,582
Carpenter Technology
6.375%, 07/15/2028	281	306
Chemours
7.000%, 05/15/2025	151	156
5.750%, 11/15/2028 (A)	2,684	2,728
5.375%, 05/15/2027	923	960
Clearwater Paper
5.375%, 02/01/2025 (A)	1,605	1,709
Cleveland-Cliffs
6.750%, 03/15/2026 (A)	3,025	3,263
4.875%, 01/15/2024 (A)	1,831	1,858
Compass Minerals International
6.750%, 12/01/2027 (A)	1,793	1,976
Constellium
6.625%, 03/01/2025 (A)	594	613
5.875%, 02/15/2026 (A)	1,807	1,859
5.750%, 05/15/2024 (A)	1,398	1,426
5.625%, 06/15/2028 (A)	2,520	2,709
Cornerstone Chemical
6.750%, 08/15/2024 (A)	8,923	8,276
Crown Americas LLC
4.750%, 02/01/2026	1,324	1,374
4.250%, 09/30/2026	3,127	3,369
CVR Partners
9.250%, 06/15/2023 (A)	3,405	3,384
Eldorado
9.500%, 06/01/2024 (A)	1,871	2,058
Element Solutions
3.875%, 09/01/2028 (A)	3,203	3,265
First Quantum Minerals
7.500%, 04/01/2025 (A)	2,930	3,044
7.250%, 04/01/2023 (A)	963	984
6.875%, 03/01/2026 (A)	2,561	2,646
6.875%, 10/15/2027 (A)	2,398	2,511
6.500%, 03/01/2024 (A)	2,962	3,006
FMG Resources PTY
4.500%, 09/15/2027 (A)	1,729	1,896
Forterra Finance LLC
6.500%, 07/15/2025 (A)	285	304
Freeport-McMoRan
5.450%, 03/15/2043	5,756	7,170
5.400%, 11/14/2034	5,083	6,297
4.625%, 08/01/2030	825	914
4.375%, 08/01/2028	1,090	1,165
4.125%, 03/01/2028	1,805	1,909

162	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GCP Applied Technologies
5.500%, 04/15/2026 (A)	$920	$943
Greif
6.500%, 03/01/2027 (A)	580	613
Hecla Mining
7.250%, 02/15/2028	1,360	1,465
Hexion
7.875%, 07/15/2027 (A)	3,638	3,902
IAMGOLD
5.750%, 10/15/2028 (A)	3,180	3,188
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,805	1,837
Innophos Holdings
9.375%, 02/15/2028 (A)	2,800	3,073
Kraton Polymers LLC
7.000%, 04/15/2025 (A)	3,252	3,358
LSB Industries
9.625%, 05/01/2023 (A)	8,535	8,514
Mineral Resources
8.125%, 05/01/2027 (A)	3,845	4,245
Mosaic
5.450%, 11/15/2033	643	795
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	4,890	4,163
New Gold
7.500%, 07/15/2027 (A)	970	1,053
6.375%, 05/15/2025 (A)	1,695	1,767
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)	3,290	33
Nouryon Holding BV
8.000%, 10/01/2026 (A)	715	766
NOVA Chemicals
5.250%, 08/01/2023 (A)	190	191
5.250%, 06/01/2027 (A)	1,020	1,063
5.000%, 05/01/2025 (A)	3,127	3,236
4.875%, 06/01/2024 (A)	535	551
Novelis
5.875%, 09/30/2026 (A)	3,012	3,159
4.750%, 01/30/2030 (A)	1,470	1,560
OCI
5.250%, 11/01/2024 (A)	1,073	1,116
OI European Group BV
4.000%, 03/15/2023 (A)	2,951	3,025
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	1,945	2,105
6.375%, 08/15/2025 (A)	815	901
5.875%, 08/15/2023 (A)	1,135	1,220
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	9,350	9,280
Reichhold Industries
9.000%, 05/01/2018 (A)(B)(E)	1,056	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Scotts Miracle-Gro
5.250%, 12/15/2026	$165	$176
4.500%, 10/15/2029	134	143
Taseko Mines
8.750%, 06/15/2022 (A)	1,814	1,791
Teck Resources
6.125%, 10/01/2035	1,358	1,715
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	975	997
Tronox
6.500%, 05/01/2025 (A)	797	849
6.500%, 04/15/2026 (A)	640	665
Tronox Finance
5.750%, 10/01/2025 (A)	1,999	2,066
U.S. Steel
12.000%, 06/01/2025 (A)	336	383
Valvoline
4.250%, 02/15/2030 (A)	275	289
Venator Finance Sarl
9.500%, 07/01/2025 (A)	1,716	1,879
5.750%, 07/15/2025 (A)	3,004	2,636
Warrior Met Coal
8.000%, 11/01/2024 (A)	2,530	2,530

		202,109

Real Estate — 2.0%
CoreCivic
4.625%, 05/01/2023	595	559
Diversified Healthcare Trust
9.750%, 06/15/2025	3,791	4,312
Geo Group
5.875%, 10/15/2024	170	134
5.125%, 04/01/2023	235	203
Howard Hughes
5.375%, 08/01/2028 (A)	888	945
Iron Mountain
5.250%, 03/15/2028 (A)	2,300	2,406
5.250%, 07/15/2030 (A)	830	884
5.000%, 07/15/2028 (A)	1,600	1,660
4.875%, 09/15/2027 (A)	4,646	4,814
4.875%, 09/15/2029 (A)	4,648	4,813
4.500%, 02/15/2031 (A)	424	433
iStar
4.750%, 10/01/2024	903	903
4.250%, 08/01/2025	1,783	1,734
Lamar Media
4.875%, 01/15/2029	180	190
4.000%, 02/15/2030	877	912
Outfront Media Capital LLC
6.250%, 06/15/2025 (A)	903	959
5.000%, 08/15/2027 (A)	766	784

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	163

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
QualityTech
3.875%, 10/01/2028 (A)	$990	$1,005
Realogy Group LLC
9.375%, 04/01/2027 (A)	1,766	1,934
4.875%, 06/01/2023 (A)	1,699	1,729
RHP Hotel Properties
5.000%, 04/15/2023	1,745	1,736
4.750%, 10/15/2027	2,435	2,417
SBA Communications
4.875%, 09/01/2024	545	559
Service Properties Trust
4.950%, 02/15/2027	2,313	2,206
Uniti Group
8.250%, 10/15/2023	1,787	1,789
7.875%, 02/15/2025 (A)	1,313	1,395
7.125%, 12/15/2024 (A)	1,210	1,183
6.000%, 04/15/2023 (A)	1,975	2,017
VICI Properties
4.625%, 12/01/2029 (A)	715	762
4.250%, 12/01/2026 (A)	678	703
4.125%, 08/15/2030 (A)	1,251	1,290
3.750%, 02/15/2027 (A)	885	903
3.500%, 02/15/2025 (A)	90	92
XHR
6.375%, 08/15/2025 (A)	3,380	3,541

		51,906

Utilities — 1.6%
AES
6.000%, 05/15/2026	125	132
5.500%, 04/15/2025	565	582
AmeriGas Partners
5.875%, 08/20/2026	235	264
5.500%, 05/20/2025	500	549
Calpine
5.000%, 02/01/2031 (A)	548	578
4.625%, 02/01/2029 (A)	605	625
4.500%, 02/15/2028 (A)	6,967	7,193
NextEra Energy Operating Partners
4.250%, 07/15/2024 (A)	2,746	2,890
NRG Energy
7.250%, 05/15/2026	820	869
6.625%, 01/15/2027	2,119	2,230
3.625%, 02/15/2031 (A)	1,005	1,041
3.375%, 02/15/2029 (A)	1,035	1,057
Pacific Gas & Electric
4.750%, 02/15/2044	520	582
4.300%, 03/15/2045	607	652
Pacific Gas and Electric
3.950%, 12/01/2047	666	697
PG&E
5.250%, 07/01/2030	5,394	5,879

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 07/01/2028	$857	$915
Pike
5.500%, 09/01/2028 (A)	1,637	1,715
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	3,412	3,280
Talen Energy Supply LLC
7.625%, 06/01/2028 (A)	885	932
6.625%, 01/15/2028 (A)	2,120	2,168
Vistra Operations LLC
5.625%, 02/15/2027 (A)	825	871
5.500%, 09/01/2026 (A)	845	884
5.000%, 07/31/2027 (A)	4,115	4,352
4.300%, 07/15/2029 (A)	2,839	3,168

		44,105

Total Corporate Obligations (Cost $1,985,136) ($ Thousands)		2,025,309

LOAN PARTICIPATIONS — 10.0%
Affinity Gaming (fka Affinity Gaming, LLC), Initial Term Loan
9.250%, 01/31/2025	170	155
Affinity Gaming LLC, 1st Lien
4.250%, 07/01/2023 (G)	2,093	1,958
AgroFresh, 1st Lien
7.250%, 12/31/2024	3,309	3,265
AI Aqua Merger Sub, Inc., Term Loan B-1, 1st Lien
4.250%, VAR Euribor+4.500%, 12/13/2023	3,179	3,108
Air Medical Group Holdings, Inc., 2018 New Term Loan, 1st Lien
5.250%, VAR LIBOR+3.250%, 03/14/2025	1,779	1,748
Alvogen Pharma, Term Loan
6.250%, 12/31/2023	2,262	2,163
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.230%, VAR LIBOR+3.000%, 04/22/2026 (H)	4,304	3,242
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (E)	1,337	1,403
American Greetings, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 04/06/2024 (H)	424	417
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.500%, VAR LIBOR+6.000%, 09/02/2024 (H)	6,822	6,150

164	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
American Tire Distributors, Initial Term Loan
8.500%, 09/02/2024	$113	$102
Aptos, 1st Lien
5.646%, 03/04/2027 (G)	4,098	3,904
Aruba Investments, Term Loan, 2nd Lien
8.500%, 10/27/2028 (G)(H)	1,678	1,675
Ascend Learning, 1st Lien
4.750%, 07/12/2024	163	163
Ascend Learning, Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 07/12/2024	252	249
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
6.646%, VAR LIBOR+0.500%, 08/04/2025	3,779	3,799
Atotech, Cov-Lite, Term Loan B, 1st Lien
4.000%, 01/31/2024	3,320	3,294
Avianca, Tranche A, 1st Lien
11.000%, 11/10/2021 (E)(H)	1,605	1,580
Banijay Group, Term Loan B, 1st Lien
3.888%, 03/01/2025 (H)	70	68
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.143%, VAR LIBOR+3.000%, 06/02/2025	799	789
BoardRiders Inc., Tranche A Loan, 1st Lien
9.000%, 10/23/2023 (E)	606	589
BoardRiders Inc., Tranche B-2 Loan, 1st Lien
10.250%, 04/23/2024 (E)	3,261	2,454
Buckeye Partners L.P., Initial Term Loan, 1st Lien
2.899%, 11/01/2026	363	360
BWay Holding Company , Initial Term Loan, 1st Lien
3.480%, VAR LIBOR+3.250%, 04/03/2024	2,061	1,959
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.646%, VAR LIBOR+4.500%, 07/21/2025	4,803	4,754
Carestream Health, Extended Loan, 2nd Lien
5.500%, 08/08/2023 (E)	4,045	2,953
Carestream, Extended Loan, 1st Lien
7.750%, 05/08/2023	2,148	2,084
CBAC Borrower LLC, Term B Loan, 1st Lien
4.146%, 07/08/2024 (G)	2,637	2,378
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR+3.750%, 06/07/2023	4,553	4,225
CenturyLink Inc., Term Loan B, 1st Lien
2.396%, 03/15/2027	253	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cenveo Corporation, Exit Term Loan, 1st Lien
10.500%, 06/07/2023 (E)(G)	$2,608	$2,425
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.000%, VAR LIBOR+2.000%, 04/18/2024	957	921
Claire’s Stores, Term Loan B, 1st Lien
6.807%, 12/18/2026	2,037	1,636
Clarios Global LP, Initial Dollar Term Loan, 1st Lien
3.646%, VAR LIBOR+3.500%, 04/30/2026	1,118	1,105
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
5.146%, 01/04/2026	4,832	4,388
Cornerstone OnDemand, Term Loan
4.396%, 04/22/2027	295	294
Coty Inc., Term Loan B, 1st Lien
2.377%, 04/07/2025	3,574	3,357
CP Atlas Buyer, Inc., Initial Tranche B-1 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 11/19/2027 (H)	137	137
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.000%, VAR LIBOR+3.750%, 03/07/2022 (E)	3,937	3,780
Endo Luxembourg Finance Company I, Initial Term Loan, 1st Lien
5.000%, VAR ICE LIBOR USD 3 Month+4.250%, 04/27/2024	678	657
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.896%, VAR LIBOR+3.750%, 10/10/2025	7,041	5,722
Epic Crude Services, LP, Term Loan, 1st Lien
5.260%, VAR LIBOR+5.000%, 03/02/2026	2,983	2,076
Epic Y-Grade Services, 1st Lien
7.000%, 06/30/2027 (H)	5,513	4,410
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 02/04/2027	2,068	2,065
Foresight Energy Operating LLC, Tranche A Term Loan, 1st Lien
9.500%, 06/30/2027 (E)	510	517
Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien
3.750%, VAR Euribor+3.000%, 04/01/2024	859	850

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	165

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Genesis Energy, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/08/2027 (H)	$509	$507
Getty Images, 1st Lien
4.688%, 02/19/2026	1,713	1,650
GFL Environmental, Incremental Term Loan, 2nd Lien
4.000%, VAR LIBOR+3.250%, 05/30/2025	556	555
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 09/24/2025	3,020	2,978
Golden Nugget Inc., Term Loan B, 1st Lien
3.250%, VAR LIBOR+2.750%, 10/04/2023	1,087	1,034
Graham Packaging, Cov-Lite, 1st Lien
4.500%, 08/04/2027	3,694	3,688
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 1st Lien
6.500%, VAR LIBOR+5.500%, 11/13/2021 (E)	717	655
Guitar Center
7.000%, 11/21/2021	666	666
Harland Clarke Holdings Corp. (fka Clarke American Corp.), Initial Term Loan, 1st Lien
5.750%, VAR Prime Rate by Country+4.250%, 11/03/2023	427	367
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
4.500%, 12/16/2024 (G)	483	448
Hoya Midco, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+1.296%, 06/30/2024 (H)	2,659	2,403
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.146%, VAR LIBOR+3.000%, 05/01/2026	720	695
Indivior Finance S.a r.l., 2017 Replacement USD Term Loan, 1st Lien
5.500%, VAR LIBOR+4.250%, 12/19/2022 (E)	865	845
Infoblox, Cov-Lite, 2nd Lien
8.000%, VAR LIBOR+7.250%, 10/06/2028 (H)	1,589	1,594
Informatica LLC , Dollar 2020 Term Loan, 1st Lien
3.396%, VAR LIBOR+3.250%, 02/25/2027	148	146

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Insurity Holdings, 1st Lien
4.179%, VAR LIBOR+4.000%, 07/31/2026 (H)	$1,105	$1,087
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/05/2025	454	446
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, 11/19/2027 (G)(H)	403	399
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/2022	1,038	1,035
JC Penney, Delay Draw Term Loan
14.000%, 12/16/2020 (E)	2,946	4,861
JC Penney, Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/23/2023 (B)	3,751	1,039
Knight Energy Services
8.500%, 02/09/2024 (E)	76	—
Kronos Acquisition Intermediate Inc., Initial Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 05/15/2023	234	234
Kronos Acquisition Intermediate Inc., Initial Loan, 2nd Lien
5.000%, VAR LIBOR+4.000%, 05/15/2023 (H)	148	148
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 08/29/2022	8,015	7,629
LANDesk Software, Delayed Draw, Term Loan, 1st Lien
0.000%, 11/22/2027 (G)(H)	827	818
LANDesk Software, Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 11/22/2027 (H)	866	857
Lifescan Global Corporation, Initial Term Loan, 1st Lien
7.451%, 10/01/2024	64	60
Lifescan Global Corporation, Initial Term Loan, 2nd Lien
6.234%, 10/01/2024 (G)	11,627	10,988
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
8.375%, VAR Euribor+3.250%, 12/31/2020	11,682	11,274

166	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+3.250%, 05/08/2025 (E)	$2,737	$2,716
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.000%, 05/04/2022 (G)	5,601	5,280
Meredith Corporation, Tranche B-3 Term Loan, 1st Lien
5.250%, 01/31/2025	494	493
Merrill Communications, LLC, Term Loan B (2019), 2nd Lien
6.000%, 10/05/2026 (G)	2,495	2,479
MI Windows and Doors, LLC, Initial Term Loan, 1st Lien
6.500%, VAR LIBOR+5.500%, 11/06/2026	1,219	1,217
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/2027	1,460	1,503
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+1.317%, 06/13/2024	2,505	2,424
MLN US HoldCo LLC, Term B Loan, 2nd Lien
4.641%, VAR LIBOR+4.500%, 11/30/2025	1,441	1,254
Monitronics International Inc., Term Loan, 1st Lien
7.750%, 03/29/2024 (E)	1,462	1,287
Navitas Midstream, 1st Lien
5.500%, 12/13/2024	1,969	1,885
Nestle Skin Health, Term Loan B
4.470%, 10/01/2026	1,390	1,388
New rue21, LLC, Term Loan, 1st Lien
12.500%, VAR LIBOR+6.000%, 09/22/2022	173	168
Nine West Holdings Inc., Term Loan
8.220%, 03/19/2024	1,196	777
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.141%, VAR LIBOR+3.000%, 10/01/2025	940	921
Peak 10, Term Loan, 1st Lien
3.720%, VAR LIBOR+3.500%, 08/01/2024	8,023	7,151
PetSmart, Inc., Amended Loan, 1st Lien
5.000%, VAR LIBOR+3.000%, 03/11/2022	754	750
PF Chang’s, 1st Lien
6.396%, 03/01/2026	1,148	984

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Plantronics, Inc., Initial Term B Loan, 1st Lien
2.646%, VAR LIBOR+2.500%, 07/02/2025	$1,766	$1,703
Polymer Additives, Inc., 1st Lien
6.214%, 07/31/2025 (H)	5,931	4,676
Polymer Additives, Inc., 2nd Lien
6.166%, 07/31/2025	2	2
Radiate Holdco LLC
4.250%, 09/25/2026	3,275	3,261
Red Lobster Management LLC, Initial Term Loan, 1st Lien
6.250%, 07/28/2021 (G)	3,220	3,079
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
3.396%, VAR LIBOR+3.250%, 10/01/2025	393	390
Revlon Consumer Products Corporation, Initial Term B Loan, 1st Lien
4.950%, VAR LIBOR+3.500%, 09/07/2023	29	8
4.250%, VAR LIBOR+3.500%, 09/07/2023	7,971	2,327
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
4.896%, VAR LIBOR+4.750%, 10/15/2025	6	6
Shutterfly, Term Loan B, 1st Lien
7.000%, 09/25/2026	357	346
SIJ LLC, 1st Lien
10.167%, 07/15/2026 (E)	5,230	5,178
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/20/2027 (H)	380	388
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/2026	2,559	2,556
SP PF Buyer LLC, Term Loan, 1st Lien
4.646%, 12/22/2025	2,788	2,618
Spirit AeroSystems, 1st Lien
6.000%, 01/30/2025	224	225
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
5.214%, VAR LIBOR+5.000%, 04/16/2026	2,489	2,396
Steinway Musical Instruments, Term Loan B, 1st Lien
4.750%, VAR LIBOR+3.750%, 02/14/2025	1,409	1,359

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	167

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.000%, VAR LIBOR+3.000%, 03/09/2023 (H)	$13,240	$11,361
Syniverse, Cov-Lite, 2nd Lien
10.000%, 03/11/2024	1,407	759
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/2024	11,513	10,013
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.361%, VAR LIBOR+3.000%, 03/28/2025	1,953	1,876
TransDigm Inc., Tranche G Refinancing Term Loan, 1st Lien
2.396%, VAR LIBOR+2.250%, 08/22/2024	3,250	3,150
Traverse Midstream Partners LLC, Advance, 1st Lien
6.500%, VAR LIBOR+5.500%, 09/27/2024 (E)	4,195	3,948
Tutor Perini, Term Loan B, 1st Lien
5.750%, 08/18/2027	3,335	3,329
Twin River, Term Loan, 1st Lien
9.000%, 05/11/2026 (E)	1,088	1,149
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.146%, VAR LIBOR+4.250%, 06/26/2026	738	731
Uber Technologies, Inc., Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 04/04/2025	3,252	3,245
Valaris
0.000%, 08/17/2021 (E)(H)	1,736	1,736
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
4.224%, VAR LIBOR+4.000%, 08/20/2025	2,734	2,588
Vertical Midco GmbH, Facility B (USD), 1st Lien
4.570%, VAR LIBOR+4.250%, 07/30/2027	431	430
Vertiv Group Corporation, Term Loan B, 1st Lien
3.149%, 03/02/2027	229	225
White Cap, Cov-Lite, 1st Lien
4.500%, 10/08/2027	798	790
Wilsonart LLC, Tranche D Term Loan, 1st Lien
4.250%, VAR LIBOR+1.300%, 12/19/2023	1,209	1,197

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Woodford Express LLC, Term Loan B, 1st Lien 6.000%, VAR LIBOR+5.000%, 01/27/2025	$2,800	$1,904
Zayo Group Holdings, Inc., Initial Dollar Term
Loan, 1st Lien 3.146%, VAR LIBOR+3.000%, 03/09/2027 (H)	527	518

Total Loan Participations (Cost $272,131) ($ Thousands)		266,825

ASSET-BACKED SECURITIES — 8.5%

Other Asset-Backed Securities — 8.5%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9(J)
0.735%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A) (B)(E)	835	30
Apex Credit CLO LLC, Ser 2020-1A, Cl E1
7.809%, VAR ICE LIBOR USD 3 Month+7.560%, 10/20/2031 (A)	2,215	2,038
Ares XXXIV CLO, Ser 2020-2A, Cl FR
8.818%, VAR ICE LIBOR USD 3 Month+8.600%, 04/17/2033 (A)(E)	2,304	1,751
B&M CLO, Ser 2014-1A, Cl E
5.980%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(E)	2,520	1,159
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(E)(I)	4,614	1,338
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(E)(I)	4,378	2,189
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (A)(E)(I)	6,380	3,892
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(E)(I)	10,431	7,145
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(E)(I)	8,633	6,389
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (E)(I)	6,147	3,750
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(E)(I)	6,023	5,150
Battalion CLO, Ser 2018-18
8.175%, 10/15/2032 (E)	2,467	2,430
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(E)(I)	2,640	581
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(E)(I)(K)	5	875
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(E)(I)(K)	3,363	2,152

168	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(E)(I)(K)	$6,413	$1
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (E)(I)	10,301	4,450
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(E)(I)	9,535	2,193
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (E)(I)	9,035	2,654
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(E)(I)	9,000	4,230
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/15/2029 (A)(E)(I)	8,928	2,053
Benefit Street Partners CLO XII, Ser 2017— 12A, Cl C
3.287%, VAR ICE LIBOR USD 3 Month+3.050%, 10/15/2030 (A)(E)	1,950	1,833
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(E)(I)	10,091	4,743
Benefit Street Partners CLO XIV, Ser 2018— 14A, Cl SUB
0.000%, 04/20/2031 (A)(E)(I)	6,857	3,459
Benefit Street Partners CLO XVIII, Ser 2019— 18A, Cl SUB
0.000%, 10/15/2032 (A)(E)(I)	6,048	4,024
Benefit Street Partners CLO XX, Ser 2020— 20A, Cl SUB
0.000%, 07/15/2031 (A)(E)(I)	3,469	3,326
Benefit Street Partners CLO XXI, Ser 2020— 21A, Cl E
8.297%, VAR ICE LIBOR USD 3 Month+8.040%, 07/15/2031 (A)(E)	1,531	1,538
Benefit Street Partners CLO, Warehouse Note
0.000%, (E)(I)(L)	1,211	1,211
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(E)(I)	2,506	652
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(E)(I)	5,673	2,099
CVP Cascade CLO, Ser 2014-2A, Cl D
5.018%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A) (B)(E)	2,337	982
CVP Cascade CLO, Ser 2014-2A, Cl E
6.018%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(E)	2,665	426
Dryden 75 CLO, Ser 2019-75A, Cl SUB
0.000%, 07/15/2030 (A)(E)(I)	5,115	3,376
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 06/20/2027 (A)(E)(I)	3,046	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(E)(I)	$4,940	$1,729
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(E)(I)	6,015	2,406
Great Lakes CLO, Ser 2017-1A, Cl ER
7.737%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(E)	3,376	2,782
Great Lakes CLO, Ser 2017-1A, Cl FR
10.237%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(E)	1,972	1,562
Great Lakes CLO, Ser 2018-1A, Cl ER
8.000%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(E)	4,328	3,380
Great Lakes CLO, Ser 2018-1A, Cl FR
11.000%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A) (B)(E)	1,595	1,190
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
7.778%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(E)	5,687	5,043
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(E)(I)	1,149	850
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
7.288%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(E)	2,886	2,540
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(E)(I)	2,164	1,244
JFIN CLO, Ser 2018-1A, Cl BR
2.568%, VAR ICE LIBOR USD 3 Month+2.350%, 07/20/2028 (A)(E)	2,769	2,721
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(E)(I)	4,865	2,189
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
6.065%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(E)	3,201	2,529
Longfellow Place CLO, Ser 2013-1A
3.237%, 04/15/2029 (E)	2,492	2,430
Neuberger Berman CLO XXII, Ser 2016-22A, Cl F
0.100%, 10/17/2030 (A)(E)	161	53
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(E)(I)	5,235	2,827
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(E)(I)	1,780	1,691
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(E)(G)	23	21

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	169

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 38
0.000%, 10/20/2032 (E)(I)	$5,458	$4,737
Neuberger Berman Loan Advisers CLO 39
0.000%, 10/20/2032 (I)	8,784	7,966
NewStar Berkeley Fund CLO LLC, Ser 2016— 1A, Cl E
7.965%, VAR ICE LIBOR USD 3 Month+7.750%, 10/25/2028 (A)(E)	15,428	13,083
NewStar Berkeley Fund CLO LLC, Ser 2016— 1A, Cl SUB
0.000%, 10/25/2028 (A)(E)(I)	21,812	6,762
NewStar Clarendon Fund CLO LLC, Ser 2015— 1A, Cl E
6.265%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(E)	4,470	3,844
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
7.418%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(E)	5,110	4,343
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(E)(I)	9,028	3,747
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
7.598%, VAR ICE LIBOR USD 3 Month+7.380%, 04/20/2030 (A)(E)	4,200	3,058
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(E)(I)	3,012	1,747
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 07/20/2031 (A)(E)(I)	1,876	1,662
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)(E)(I)	7,965	1
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (E)(I)	6,412	2,180
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2030 (A)(E)(I)	3,251	1,983
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (E)(I)	13,119	11,181
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(E)(I)	7,377	4,574
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(E)(I)	5,509	3,730
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(E)(I)	5,959	3,992
TCW CLO, Ser 2020-1A, Cl DR
3.931%, VAR ICE LIBOR USD 3 Month+3.700%, 10/20/2031 (A)	1,674	1,641
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (E)(I)(L)	8,139	4,639
Telos CLO, Ser 2018-5A, Cl BR
1.698%, VAR ICE LIBOR USD 3 Month+1.480%, 04/17/2028 (A)(E)	1,624	1,571
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(E)(I)	15,819	6,644

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(E)(I)	$2,950	$1,327
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(E)(I)	2,865	888
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(E)(I)	5,750	2,990
VOYA CLO, Ser 2020-2A
0.000%, 07/31/2031 (E)(I)	7,797	7,273

Total Asset-Backed Securities (Cost $218,987) ($ Thousands)		226,869

	Shares

COMMON STOCK — 1.0%
21st Century Oncology *(E)	22,017	294
Aquity Equity *(E)	89,545	940
Aquity Equity (Escrow Security) *(E)	69,580	139
Aspect Software CR1 Inc *(E)	40,500	—
Aspect Software CR2 Inc *(E)	16,397	—
ATD New Holdings Inc *(E)	3,257	57
Aurora *(E)	12,989	—
Battalion Oil *	6,488	50
Berry Corp	445,831	1,712
Cenveo Corp *(E)	66,991	904
CHC Group LLC *	28,873	22
Claire’s Stores Inc *(E)	858	300
Clear Channel Outdoor Holdings Inc, Cl A *	345,144	521
CUI Acquisition Corp *(E)	3	—
Cumulus Media Inc, Cl A *	109,292	958
Denbury Inc *	20,593	462
EP Energy *	25,685	604
Foresight *	60,593	515
FTS International, Cl A *	118,543	2,215
Global Aviation Holdings Inc, Cl A *(E)	101,199	—
Gymboree Corp *(E)	18,542	9
Gymboree Holding Corp *(E)	52,848	27
Hexion Holdings Corp *	194,188	2,278
iHeartMedia Inc *(C)	35,187	421
iHeartMedia Inc, Cl A *(C)	119,604	1,430
Jupiter Resources *(E)	571,046	428
Knight Energy Services LLC *(E)(M)	2,205	—
Medical Card Systems Inc *(E)	395,653	—
Monitronics International Inc *(E)	381,412	2,945
MYT Holding LLC *(E)	460,055	518
Neiman Marcus Group *(E)	10,950	876
Nine West *	163,718	164
Oasis Petroleum Inc *	17,789	608
Parker Drilling *	143,734	433
Quad/Graphics Inc, Cl A	173	1
Reichhold Industries *(E)	1,755	2,225
Remainco LLC *(E)	39,275	47
Remington Outdoor Company Inc *(E)	19,372	—
Rue 21 *	2,551	153

170	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SandRidge Energy (Escrow Security) (E)	7,605,000	$—
SandRidge Energy Inc*	10,878	29
TE Holdcorp *(E)	67,771	—
Titan Energy LLC *	22,243	1
VICI Properties Inc ‡	121,310	3,068
Vistra Corp	46,760	873
Whiting Petroleum Corp *	21,292	482
Windstream Services *(E)	46,229	520

Total Common Stock (Cost $50,688) ($ Thousands)		27,229

	Face Amount (Thousands)

CONVERTIBLE BONDS — 0.7%
Air Canada CV to 65.1337
4.000%, 07/01/2025 (A)	$400	597
Apollo Commercial Real Estate Finance CV to 50.2260
4.750%, 08/23/2022	443	417
Blackstone Mortgage Trust CV to 28.0324
4.375%, 05/05/2022	1,331	1,320
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	908	679
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026 (B)	180	10
CNX Resources CV to 77.8816
2.250%, 05/01/2026 (A)	805	851
DISH Network CV to 15.3429
3.375%, 08/15/2026	2,290	2,283
Golar LNG CV to 26.9925
2.750%, 02/15/2022	885	753
Liberty Media CV to 16.7764
3.750%, 02/15/2030	3,482	2,646
Liberty Media CV to 22.9469
4.000%, 11/15/2029	2,178	1,652
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	500	856
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	3,480	4,576
Royal Caribbean Cruises CV to 13.8672
4.250%, 06/15/2023 (A)	355	488

Total Convertible Bonds (Cost $15,874) ($ Thousands)		17,128

	Shares

PREFERRED STOCK — 0.5%
2020 Mandatory Exchangeable Trust, 6.500%*	901	1,596
AMC Entertainment, 0.000% *	1,258	5
BoardRiders, 0.000% *(E)	336,591	347
Claire’s Stores Inc, 0.000% *(E)	622	1,213

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Crestwood Equity Partners, 9.250% (N)	453,690	$3,190
Danaher, 5.000% *	902	1,176
FHLMC, 0.000% *	29,819	509
FNMA, 0.000% *(G)	43,993	766
Ladenburg Thalmann Financial Services, 6.500%	99,400	1,605
MYT Holding LLC, 0.000% *(E)	608,423	685
Qurate Retail Inc, 8.000%	13,106	1,287
TE Holdcorp, 0.000% *(E)	118,617	—

Total Preferred Stock (Cost $11,695) ($ Thousands)		12,379

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.2%

Connecticut — 0.1%
Mohegan Tribal Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)	$2,940	2,903

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2023 (B)(E)	635	430
5.125%, 07/01/2037 (B)	465	309
5.000%, 07/01/2041 (B)	1,225	793

		1,532

Total Municipal Bonds (Cost $4,368) ($ Thousands)		4,435

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	171

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Carestream,
Strike Price $0 *#	66	$–
Guitar Center Holdings, Expires 04/16/2025
Strike Price $0 *(E)	29,435	–
iHeart Communications, Expires 05/01/2039
Strike Price $0 *(E)	24,100	181
Lion Holdings, Expires 12/30/2027
Strike Price $0 *	2,380	–
Neiman Marcus Group, Expires 09/24/2027
Strike Price $213 *(E)	6,679	–
Remington Arms, Expires 05/14/2022
Strike Price $0 *(E)	19,534	–
SandRidge Energy, Expires 10/07/2022
Strike Price $41 *	14,900	–
SandRidge Energy, Expires 10/07/2022
Strike Price $42 *	6,273	–
Windstream Services,

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS (continued)
Strike Price $0 *(E)#	50,968	$612

Total Warrants (Cost $951) ($ Thousands)		793

	Shares
CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	103,553,341	103,553

Total Cash Equivalent (Cost $103,553) ($ Thousands)		103,553

Total Investments in Securities — 100.9% (Cost $2,663,383) ($ Thousands)		$2,684,520

A list of open centrally cleared swap agreements held by the Fund at November 30, 2020 is as follows:

Credit Default Swaps

Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.33 INDEX	Sell	5.00%	Quarterly	12/20/2024	(1,839)	$144	$(58)	$202
CDX.NA.HY.34 INDEX	Sell	5.00%	Quarterly	06/20/2025	(2,000)	160	2	158

						$304	$(56)	$360

Percentages are based on Net Assets of $2,661,565 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
#	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2020, the value of these securities amounted to $1,610,358 ($ Thousands), representing 60.5% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Security, or a portion thereof, is owned through a holding entity, Bamboo Temple, LLC.
(D)	Perpetual security with no stated maturity date.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Securities considered restricted. The total market value of such securities as of November 30, 2020 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	No interest rate available.
(J)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(K)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(L)	Warehouse Note—Interest rate and maturity date are unavailable.
(M)	Security, or a portion thereof, is owned through a holding entity, Knights Energy Topco, LLC.
(N)	Security is a Master Limited Partnership. At November 30, 2020, such securities amounted to $3,190 ($ Thousands), or 0.1% of the Net Assets of the Fund (See Note 2).

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

LLLP — Limited Liability Limited Partnership

Ltd. — Limited

PIK — Payment-In-Kind

Pty — Proprietary

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

172	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	2,015,070	10,239	2,025,309
Loan Participations	–	228,749	38,076	266,825
Asset-Backed Securities	–	11,645	215,224	226,869
Common Stock	16,146	854	10,229	27,229
Convertible Bonds	–	17,128	–	17,128
Preferred Stock	5,243	4,891	2,245	12,379
Municipal Bonds	–	4,005	430	4,435
Warrants	–	–	793	793
Cash Equivalent	103,553	–	–	103,553

Total Investments in Securities	124,942	2,282,342	277,236	2,684,520

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Centrally Cleared Swaps
Credit Default Swaps* Unrealized Appreciation	–	360	–	360

Total Other Financial Instruments	–	360	–	360

* Swap contracts are valued at the unrealized appreciation on the instrument.

The following table depicts purchases and transfers in and/or out of Level 3 investments during the period for investments held as of November 30, 2020 ($ Thousands).

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Municipal Bonds	Investments in Warrants
Balance as of May 31, 2020	$9,408	$31,958	$177,914	$9,163	$30	$1,052	$2,474	$196
Accrued discounts/premiums	123	156	243	—	(55)	—	—	—
Realized gain/(loss)	—	(876)	2,567	1,045	(138)	—	177	—
Change in unrealized appreciation/ (depreciation)	1,046	5,090	40,157	(594)	163	609	236	597
Purchases	1,218	6,980	26,241	897	—	584	—	—
Sales	—	(3,818)	(31,898)	(1,414)	—	—	(2,457)	—
Net transfer into Level 3	65	11,856	—	1,132	—	—	—	—
Net transfer out of Level 3	(1,621)	(13,270)	—	—	—	—	—	—
Ending Balance as of November 30, 2020	$10,239	$38,076	$215,224	$10,229	$—	$2,245	$430	$793
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$1,003	$5,037	$39,301	$36	$(181)	$609	$65	$763

(1) Of the $276,369 ($ Thousands) in Level 3 securities as of November 30, 2020, $17,373 ($ thousand) or 0.1% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended November 30, 2020, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, ClF	$40,088	$552,822	$(489,357)	$—	$—	$103,553	103,553,341	$5	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	173

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

High Yield Bond Fund (Concluded)

The accompanying notes are an integral part of the financial statements

174	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 66.8%

Communication Services — 9.2%
Alphabet
2.250%, 08/15/2060	$875	$864
1.900%, 08/15/2040	500	494
America Movil
6.375%, 03/01/2035	305	455
6.125%, 03/30/2040	595	886
4.375%, 04/22/2049	305	398
AT&T Inc
5.150%, 02/15/2050	1,395	1,793
4.800%, 06/15/2044	2,021	2,538
4.650%, 06/01/2044	308	370
4.500%, 05/15/2035	4,225	5,119
4.500%, 03/09/2048	470	574
4.350%, 06/15/2045	6,456	7,611
4.300%, 12/15/2042	300	352
3.850%, 06/01/2060	365	387
3.650%, 06/01/2051	462	489
3.650%, 09/15/2059 (A)	1,571	1,592
3.550%, 09/15/2055 (A)	3,171	3,250
3.500%, 09/15/2053 (A)	6,061	6,183
3.300%, 02/01/2052	180	180
3.100%, 02/01/2043	485	498
Charter Communications Operating LLC
6.484%, 10/23/2045	2,218	3,170
6.384%, 10/23/2035	2,280	3,179
5.750%, 04/01/2048	1,180	1,559
5.375%, 05/01/2047	977	1,239
4.800%, 03/01/2050	625	746
3.850%, 04/01/2061	645	663
3.700%, 04/01/2051	605	632
Comcast
6.400%, 05/15/2038	794	1,236

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.950%, 10/15/2058	$203	$309
4.700%, 10/15/2048	3,422	4,856
4.600%, 10/15/2038	430	569
4.600%, 08/15/2045	835	1,128
4.250%, 01/15/2033	430	538
4.049%, 11/01/2052	1,626	2,110
4.000%, 03/01/2048	465	592
3.999%, 11/01/2049	863	1,121
3.969%, 11/01/2047	2,373	2,997
3.900%, 03/01/2038	1,375	1,693
3.750%, 04/01/2040	2,114	2,568
2.650%, 08/15/2062	325	328
Cox Communications
4.700%, 12/15/2042 (A)	353	456
Deutsche Telekom International Finance
4.875%, 03/06/2042 (A)	695	921
Discovery Communications LLC
5.300%, 05/15/2049	375	485
5.200%, 09/20/2047	365	465
4.650%, 05/15/2050	540	664
4.000%, 09/15/2055 (A)	1,504	1,673
Fox
5.576%, 01/25/2049	1,340	1,961
5.476%, 01/25/2039	755	1,048
Interpublic Group
5.400%, 10/01/2048	218	293
Level 3 Financing
3.875%, 11/15/2029 (A)	940	1,032
NBCUniversal Media LLC
5.950%, 04/01/2041	686	1,054
Rogers Communications
5.000%, 03/15/2044	1,077	1,463
4.500%, 03/15/2043	257	326
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,200	1,274
Telefonica Emisiones SAU
5.213%, 03/08/2047	420	535
Time Warner Cable LLC
7.300%, 07/01/2038	475	698
6.750%, 06/15/2039	475	676
6.550%, 05/01/2037	1,005	1,391
5.875%, 11/15/2040	1,500	1,944
5.500%, 09/01/2041	1,385	1,746
4.500%, 09/15/2042	675	779
T-Mobile USA
4.500%, 04/15/2050 (A)	717	895
4.375%, 04/15/2040 (A)	650	794
3.600%, 11/15/2060 (A)	280	298
3.300%, 02/15/2051 (A)	1,955	2,048
Verizon Communications Inc
5.012%, 04/15/2049	33	47
5.012%, 08/21/2054	2,454	3,545

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	175

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 11/01/2041	$495	$663
4.672%, 03/15/2055	555	766
4.522%, 09/15/2048	724	974
4.500%, 08/10/2033	3,985	5,080
4.400%, 11/01/2034	900	1,138
4.272%, 01/15/2036	1,265	1,589
3.850%, 11/01/2042	165	200
2.987%, 10/30/2056 (A)	2,957	3,132
2.650%, 11/20/2040	170	175
ViacomCBS
5.850%, 09/01/2043	1,825	2,498
4.950%, 05/19/2050	568	724
4.850%, 12/15/2034	1,000	1,165
4.600%, 01/15/2045	310	365
Vodafone Group
5.250%, 05/30/2048	1,486	2,034
5.000%, 05/30/2038	1,245	1,622
4.875%, 06/19/2049	41	54
4.375%, 02/19/2043	865	1,066
4.250%, 09/17/2050	1,140	1,396
Walt Disney
7.625%, 11/30/2028	1	1
6.550%, 03/15/2033	1,200	1,772
3.600%, 01/13/2051	4,745	5,638
3.500%, 05/13/2040	550	641
2.750%, 09/01/2049	447	458

		126,928

Consumer Discretionary — 2.1%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,075	1,331
3.800%, 01/25/2050 (A)	490	574
Amazon.com
4.950%, 12/05/2044	2,029	2,997
4.050%, 08/22/2047	951	1,275
2.700%, 06/03/2060	600	660
Aptiv PLC
5.400%, 03/15/2049	904	1,102
General Motors
6.600%, 04/01/2036	370	500
6.250%, 10/02/2043	200	270
5.950%, 04/01/2049	1,000	1,349
5.150%, 04/01/2038	225	268
5.000%, 04/01/2035	105	126
Home Depot
4.250%, 04/01/2046	925	1,230
4.200%, 04/01/2043	460	601
3.900%, 06/15/2047	607	774
3.350%, 04/15/2050	1,600	1,898
2.700%, 04/15/2030	720	800
Lowe’s
5.125%, 04/15/2050	272	399

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.050%, 05/03/2047	$735	$904
3.700%, 04/15/2046	935	1,099
3.000%, 10/15/2050	785	843
McDonald’s MTN
4.875%, 12/09/2045	95	130
4.600%, 05/26/2045	650	854
4.450%, 03/01/2047	1,535	1,988
4.450%, 09/01/2048	50	66
3.625%, 09/01/2049	785	921
3.600%, 07/01/2030	420	493
NIKE
3.375%, 03/27/2050	1,095	1,322
3.250%, 03/27/2040	655	767
2.850%, 03/27/2030	560	633
Starbucks
4.500%, 11/15/2048	310	403
4.450%, 08/15/2049	440	572
3.350%, 03/12/2050	710	778
TJX
4.500%, 04/15/2050	120	172
3.875%, 04/15/2030	525	629

		28,728

Consumer Staples — 7.5%
Advocate Health & Hospitals
4.272%, 08/15/2048	921	1,181
Aetna
4.125%, 11/15/2042	550	653
Alcon Finance
3.800%, 09/23/2049 (A)	750	891
Altria Group
5.950%, 02/14/2049	980	1,398
5.800%, 02/14/2039	185	245
5.375%, 01/31/2044	1,215	1,580
4.450%, 05/06/2050	315	371
3.875%, 09/16/2046	100	108
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.700%, 02/01/2036	6,160	7,858
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,561	2,247
4.900%, 02/01/2046	6,905	9,023
4.600%, 04/15/2048	1,080	1,371
4.439%, 10/06/2048	2,122	2,631
4.375%, 04/15/2038	560	693
4.350%, 06/01/2040	591	733
Bacardi
5.300%, 05/15/2048 (A)	480	647
BAT Capital
5.282%, 04/02/2050	245	304
4.758%, 09/06/2049	630	726
4.540%, 08/15/2047	1,980	2,237

176	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.390%, 08/15/2037	$2,285	$2,572
3.984%, 09/25/2050	185	194
3.734%, 09/25/2040	750	787
BayCare Health System
3.831%, 11/15/2050	365	452
Bayer US Finance II LLC
4.400%, 07/15/2044 (A)	2,580	2,991
3.950%, 04/15/2045 (A)	500	541
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,040	1,297
Bon Secours Mercy Health
3.205%, 06/01/2050	450	480
Bowdoin College
4.693%, 07/01/2112	131	153
Campbell Soup
4.800%, 03/15/2048	239	317
3.125%, 04/24/2050	225	239
Celgene Corp
5.000%, 08/15/2045	270	341
4.550%, 02/20/2048	520	628
Children’s Hospital Medical Center
2.820%, 11/15/2050	450	452
City of Hope
4.378%, 08/15/2048	650	779
Claremont Mckenna College
3.378%, 01/01/2050	1,055	1,126
Coca-Cola
2.600%, 06/01/2050	590	624
2.500%, 06/01/2040	690	745
2.500%, 03/15/2051	880	915
CommonSpirit Health
4.187%, 10/01/2049	786	871
3.910%, 10/01/2050	290	308
Constellation Brands
4.500%, 05/09/2047	550	700
4.100%, 02/15/2048	615	753
Costco Wholesale
1.600%, 04/20/2030	915	938
Diageo Capital
2.125%, 04/29/2032	215	227
Fomento Economico Mexicano
3.500%, 01/16/2050	710	781
Georgetown University
2.943%, 04/01/2050	400	395
Hackensack Meridian Health
2.875%, 09/01/2050	370	376
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	912	983
Hershey
3.125%, 11/15/2049	444	505
Johns Hopkins Health System
3.837%, 05/15/2046	555	694

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Johns Hopkins University
2.813%, 01/01/2060	$605	$623
Kaiser Foundation Hospitals
4.150%, 05/01/2047	590	771
3.266%, 11/01/2049	1,005	1,137
Keurig Dr Pepper
5.085%, 05/25/2048	265	370
4.985%, 05/25/2038	235	314
Kraft Heinz Foods
6.875%, 01/26/2039	865	1,203
4.875%, 10/01/2049 (A)	605	682
Kroger
5.400%, 01/15/2049	10	15
4.650%, 01/15/2048	744	980
4.450%, 02/01/2047	1,885	2,419
3.950%, 01/15/2050	387	474
Massachusetts Institute of Technology
5.600%, 07/01/2111	545	942
MedStar Health
3.626%, 08/15/2049	1,780	2,012
Memorial Health Services
3.447%, 11/01/2049	405	429
Memorial Sloan-Kettering Cancer Center
4.125%, 07/01/2052	325	426
Methodist Hospital
2.705%, 12/01/2050	370	373
Molson Coors Brewing
4.200%, 07/15/2046	750	868
Mondelez International
1.875%, 10/15/2032	250	255
Nestle Holdings
4.000%, 09/24/2048 (A)	180	241
3.900%, 09/24/2038 (A)	815	1,047
New York and Presbyterian Hospital
4.763%, 08/01/2116	309	374
3.954%, 08/01/2119	395	441
3.563%, 08/01/2036	750	821
Northwell Healthcare
4.260%, 11/01/2047	390	452
NYU Langone Hospitals
4.428%, 07/01/2042	2,030	2,281
3.380%, 07/01/2055	645	665
Partners Healthcare System
3.342%, 07/01/2060	2,125	2,361
3.192%, 07/01/2049	85	91
PepsiCo
3.625%, 03/19/2050	675	850
3.500%, 03/19/2040	390	475
3.450%, 10/06/2046	705	857
2.875%, 10/15/2049	105	117
Philip Morris International
4.500%, 03/20/2042	1,665	2,130

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	177

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 11/10/2044	$230	$286
4.125%, 03/04/2043	90	108
3.875%, 08/21/2042	795	941
Pomona College
2.888%, 01/01/2051	545	572
Procter & Gamble
3.600%, 03/25/2050	240	327
3.550%, 03/25/2040	380	479
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	765	899
Reynolds American
5.850%, 08/15/2045	820	1,049
Stanford Health Care
3.795%, 11/15/2048	731	918
Takeda Pharmaceutical
3.175%, 07/09/2050	857	918
3.025%, 07/09/2040	250	265
Tyson Foods
5.100%, 09/28/2048	245	353
University of Chicago
2.761%, 04/01/2045	440	459
University of Southern California
5.250%, 10/01/2111	1,340	2,093
Walgreen
4.400%, 09/15/2042	475	528
Walgreens Boots Alliance
4.800%, 11/18/2044	1,235	1,420
Walmart
4.300%, 04/22/2044	231	313
4.050%, 06/29/2048	3,540	4,867
3.950%, 06/28/2038	675	876
3.625%, 12/15/2047	95	122
2.950%, 09/24/2049	477	555

		103,905

Energy — 8.2%
BG Energy Capital
5.125%, 10/15/2041 (A)	405	542
BP Capital Markets America
3.633%, 04/06/2030	1,955	2,280
3.000%, 02/24/2050	25	26
2.772%, 11/10/2050	2,030	2,024
Burlington Resources LLC
7.200%, 08/15/2031	20	29
5.950%, 10/15/2036	190	266
Canadian Natural Resources MTN
4.950%, 06/01/2047	350	425
Chevron
3.078%, 05/11/2050	1,084	1,209
Columbia Pipeline Group
5.800%, 06/01/2045	445	593

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Concho Resources
4.875%, 10/01/2047	$545	$725
4.850%, 08/15/2048	355	478
Conoco Funding
7.250%, 10/15/2031	370	547
ConocoPhillips
5.900%, 05/15/2038	1,628	2,321
4.300%, 11/15/2044	1,475	1,854
Devon Energy
7.950%, 04/15/2032	10	13
5.600%, 07/15/2041	1,250	1,460
5.000%, 06/15/2045	180	203
4.750%, 05/15/2042	1,085	1,178
Ecopetrol
5.875%, 05/28/2045	1,167	1,387
El Paso Natural Gas
8.375%, 06/15/2032	300	424
Enbridge Energy Partners
5.500%, 09/15/2040	400	492
Energy Transfer Operating
6.500%, 02/01/2042	70	81
6.250%, 04/15/2049	510	595
6.125%, 12/15/2045	1,758	1,990
5.950%, 10/01/2043	1,660	1,820
5.800%, 06/15/2038	60	66
5.300%, 04/15/2047	805	857
5.250%, 04/15/2029	155	176
5.150%, 02/01/2043	115	118
5.150%, 03/15/2045	200	207
5.000%, 05/15/2050	612	644
4.900%, 03/15/2035	1,000	1,042
3.750%, 05/15/2030	15	16
Energy Transfer Partners
6.625%, 10/15/2036	115	135
6.000%, 06/15/2048	35	40
Eni SpA
5.700%, 10/01/2040 (A)	740	902
Enterprise Products Operating LLC
6.650%, 10/15/2034	1,330	1,856
6.125%, 10/15/2039	420	568
5.700%, 02/15/2042	540	720
5.100%, 02/15/2045	600	765
4.950%, 10/15/2054	545	675
4.900%, 05/15/2046	1,790	2,230
4.850%, 03/15/2044	575	704
4.800%, 02/01/2049	305	385
4.250%, 02/15/2048	355	415
4.200%, 01/31/2050	265	309
EOG Resources
4.950%, 04/15/2050	884	1,214
4.375%, 04/15/2030	520	634

178	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EQM Midstream Partners
6.500%, 07/15/2048	$500	$495
Equinor
6.800%, 01/15/2028	115	153
3.950%, 05/15/2043	650	798
3.625%, 04/06/2040	2,075	2,472
Exxon Mobil
4.327%, 03/19/2050	875	1,130
4.227%, 03/19/2040	430	531
3.452%, 04/15/2051	4,238	4,827
Halliburton
5.000%, 11/15/2045	35	40
Hess
6.000%, 01/15/2040	45	55
5.800%, 04/01/2047	120	148
5.600%, 02/15/2041	1,560	1,833
Kinder Morgan
5.550%, 06/01/2045	1,185	1,500
5.300%, 12/01/2034	3,131	3,774
5.050%, 02/15/2046	50	60
2.000%, 02/15/2031	160	158
Kinder Morgan Energy Partners
6.375%, 03/01/2041	636	821
5.800%, 03/15/2035	450	560
5.000%, 08/15/2042	700	810
Marathon Oil
5.200%, 06/01/2045	505	551
Marathon Petroleum
6.500%, 03/01/2041	523	665
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,415	1,681
MPLX
5.500%, 02/15/2049	1,175	1,469
5.200%, 03/01/2047	165	196
4.500%, 04/15/2038	675	749
2.650%, 08/15/2030	1,055	1,068
Noble Energy
5.250%, 11/15/2043	1,125	1,559
5.050%, 11/15/2044	270	369
4.950%, 08/15/2047	220	304
4.200%, 10/15/2049	275	346
Northern Natural Gas
4.300%, 01/15/2049 (A)	275	333
Occidental Petroleum
6.139%, 10/10/2036 (B)	3,581	1,611
4.500%, 07/15/2044	375	309
4.400%, 08/15/2049	200	163
4.300%, 08/15/2039	811	669
Petroleos Mexicanos
7.690%, 01/23/2050	160	148
6.950%, 01/28/2060	382	327
6.350%, 02/12/2048	745	624

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petroleos Mexicanos MTN
6.750%, 09/21/2047	$1,555	$1,337
Phillips 66
5.875%,05/01/2042	810	1,107
4.875%, 11/15/2044	1,345	1,701
Phillips 66 Partners
4.900%, 10/01/2046	1,064	1,145
Plains All American Pipeline
4.900%, 02/15/2045	500	504
Rockies Express Pipeline LLC
6.875%,04/15/2040 (A)	1,135	1,203
Sabal Trail Transmission LLC
4.832%,05/01/2048 (A)	725	912
4.682%,05/01/2038 (A)	455	545
Saudi Arabian Oil MTN
4.375%,04/16/2049 (A)	105	128
Shell International Finance BV
6.375%, 12/15/2038	1,577	2,448
5.500%, 03/25/2040	390	563
4.550%, 08/12/2043	1,485	1,962
4.375%, 05/11/2045	900	1,161
4.000%, 05/10/2046	130	161
3.750%, 09/12/2046	545	651
3.125%, 11/07/2049	435	478
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,647
Suncor Energy
6.800%, 05/15/2038	520	702
6.500%, 06/15/2038	250	334
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	3,495	3,749
5.350%, 05/15/2045	520	544
Tennessee Gas Pipeline
7.000%, 10/15/2028	1,072	1,392
Texas Eastern Transmission
7.000%, 07/15/2032	1,570	2,159
4.150%,01/15/2048 (A)	715	788
Total Capital International
3.386%, 06/29/2060	225	256
3.127%, 05/29/2050	1,610	1,766
2.986%, 06/29/2041	430	466
TransCanada PipeLines
7.250%, 08/15/2038	1,070	1,630
4.875%, 05/15/2048	195	252
4.750%, 05/15/2038	780	969
4.625%, 03/01/2034	1,360	1,624
Transcanada Trust
5.875%, VAR ICE LIBOR USD 3 Month+4.640%, 08/15/2076	1,494	1,658
Transcontinental Gas Pipe Line LLC
5.400%, 08/15/2041	1,115	1,408
4.600%, 03/15/2048	536	629

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	179

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 08/01/2042	$705	$820
Valero Energy
10.500%, 03/15/2039	1,397	2,373
Williams
7.500%, 01/15/2031	395	518
6.300%, 04/15/2040	550	719
5.100%, 09/15/2045	275	332

		113,687

Financials — 10.3%
AIA Group
3.200%, 09/16/2040 (A)	415	443
AIG SunAmerica Global Financing
6.900%, 03/15/2032 (A)	2,042	3,091
American International Group
4.750%, 04/01/2048	105	142
4.500%, 07/16/2044	2,120	2,724
4.375%, 06/30/2050	175	227
4.375%, 01/15/2055	35	45
3.875%, 01/15/2035	1,055	1,270
3.400%, 06/30/2030	30	34
Banco Santander
3.490%, 05/28/2030	265	296
Bank of America
6.110%, 01/29/2037	660	970
6.000%, 10/15/2036	2,950	4,337
Bank of America MTN
5.875%, 02/07/2042	2,445	3,773
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	915	1,211
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	500	637
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	2,555	3,159
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	440	516
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	945	1,034
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/2041	600	624
Berkshire Hathaway
4.500%, 02/11/2043	758	1,046
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,746
4.200%, 08/15/2048	1,600	2,148
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,569	2,353
Brighthouse Financial
4.700%, 06/22/2047	876	906
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,263	1,616

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chubb INA Holdings
6.700%, 05/15/2036	$627	$982
Cincinnati Financial
6.920%, 05/15/2028	1,984	2,633
Citigroup
6.625%, 06/15/2032	1,075	1,532
4.750%, 05/18/2046	1,425	1,914
4.650%, 07/23/2048	735	1,022
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	1,118	1,468
4.125%, 07/25/2028	530	618
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	500	547
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	415	479
Cooperatieve Rabobank UA
5.250%, 08/04/2045	155	223
Empower Finance 2020
1.776%, 03/17/2031 (A)	140	143
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	297
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	925	1,179
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	700	832
Fifth Third Bancorp
8.250%, 03/01/2038	286	484
First Republic Bank
4.625%, 02/13/2047	567	722
FMR
5.150%, 02/01/2043 (A)	540	751
Goldman Sachs Group
6.750%, 10/01/2037	1,570	2,406
6.250%, 02/01/2041	2,036	3,209
4.750%, 10/21/2045	50	70
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	615	788
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	3,895	4,799
Goldman Sachs Group MTN
4.800%, 07/08/2044	1,034	1,440
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	1,210	1,640
Hartford Financial Services Group
6.625%, 03/30/2040	440	672
HSBC Bank USA
7.000%, 01/15/2039	485	762
HSBC Holdings
6.800%, 06/01/2038	1,067	1,591
6.500%, 09/15/2037	2,200	3,167

180	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.950%, 03/31/2030	$230	$287
Intercontinental Exchange
3.000%, 09/15/2060	935	990
2.650%, 09/15/2040	450	468
JPMorgan Chase
6.400%, 05/15/2038	150	237
5.600%, 07/15/2041	1,296	1,980
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	760	977
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	1,465	1,867
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	1,955	2,487
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	2,025	2,262
3.109%, VAR United States Secured Overnight Financing Rate+2.460%, 04/22/2041	715	797
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031	420	459
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	1,505	1,632
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,545	2,064
Liberty Mutual Group
3.951%, 10/15/2050 (A)	2,200	2,651
3.950%, 05/15/2060 (A)	590	704
Lloyds Banking Group
4.344%, 01/09/2048	391	488
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	745	836
Markel
4.150%, 09/17/2050	1,635	2,074
Marsh & McLennan
4.750%, 03/15/2039	909	1,230
4.200%, 03/01/2048	720	955
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	528	589
3.375%, 04/15/2050 (A)	792	857
MetLife
5.875%, 02/06/2041	280	432
4.875%, 11/13/2043	795	1,128
4.721%, 12/15/2044	255	352
4.050%, 03/01/2045	1,481	1,906
Mitsubishi UFJ Financial Group
4.153%, 03/07/2039	340	424
Moody’s
4.875%, 12/17/2048	1,055	1,449
Morgan Stanley
4.375%, 01/22/2047	105	145

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 01/20/2027	$370	$423
Morgan Stanley MTN
6.375%, 07/24/2042	794	1,300
5.597%, VAR United States Secured Overnight Financing Rate+4.840%, 03/24/2051	135	218
4.300%, 01/27/2045	1,000	1,358
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	545	675
National Rural Utilities Cooperative Finance
4.300%, 03/15/2049	975	1,289
Nationwide Financial Services
3.900%, 11/30/2049 (A)	495	540
Nationwide Mutual Insurance
4.950%, 04/22/2044 (A)	125	139
4.350%, 04/30/2050 (A)	320	375
New York Life Insurance
6.750%, 11/15/2039 (A)	845	1,303
5.875%, 05/15/2033 (A)	852	1,180
4.450%, 05/15/2069 (A)	950	1,286
3.750%, 05/15/2050 (A)	351	419
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	1,008	1,160
Pacific LifeCorp
3.350%, 09/15/2050 (A)	1,170	1,316
Prudential Financial MTN
5.700%, 12/14/2036	1,357	1,967
Raymond James Financial
4.950%, 07/15/2046	935	1,285
S&P Global
3.250%, 12/01/2049	250	290
Teachers Insurance & Annuity Association of America
3.300%, 05/15/2050 (A)	1,000	1,091
Travelers
4.000%, 05/30/2047	665	866
US Bancorp MTN
1.375%, 07/22/2030	880	883
Wells Fargo
5.850%, 02/01/2037	3,790	5,347
5.606%, 01/15/2044	230	329
3.900%, 05/01/2045	548	683
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	4,124	5,889
4.900%, 11/17/2045	365	488
4.650%, 11/04/2044	1,370	1,767
4.400%, 06/14/2046	1,175	1,490
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	455	495
Westpac Banking
4.421%, 07/24/2039	215	279

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	181

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.963%, 11/16/2040	$125	$135
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/2035	220	228
Willis North America
3.875%, 09/15/2049	710	875
XLIT
5.250%, 12/15/2043	587	843

		141,656

Health Care — 6.6%
Abbott Laboratories
4.900%, 11/30/2046	944	1,411
AbbVie Inc
4.875%, 11/14/2048	905	1,233
4.850%, 06/15/2044	650	857
4.700%, 05/14/2045	1,155	1,505
4.550%, 03/15/2035	2,030	2,573
4.500%, 05/14/2035	1,795	2,283
4.450%, 05/14/2046	800	1,015
4.400%, 11/06/2042	1,939	2,439
4.250%, 11/21/2049	1,531	1,934
4.050%, 11/21/2039	450	546
Amgen
4.950%, 10/01/2041	825	1,120
4.663%, 06/15/2051	1,650	2,233
4.400%, 05/01/2045	2,555	3,252
3.150%, 02/21/2040	886	960
Anthem
4.650%, 01/15/2043	270	356
4.650%, 08/15/2044	305	404
4.550%, 03/01/2048	80	108
4.375%, 12/01/2047	2,888	3,782
3.700%, 09/15/2049	700	838
AstraZeneca
6.450%, 09/15/2037	1,721	2,683
Becton Dickinson
3.794%, 05/20/2050	860	1,016
Biogen
5.200%, 09/15/2045	90	120
3.150%, 05/01/2050	370	372
Boston Scientific
4.550%, 03/01/2039	560	718
Bristol-Myers Squibb
4.550%, 02/20/2048	524	734
4.250%, 10/26/2049	1,490	2,018
2.550%, 11/13/2050	375	387
2.350%, 11/13/2040	110	113
Centene Corp
3.000%, 10/15/2030	1,851	1,948
Cigna
4.900%, 12/15/2048	100	138

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.800%, 08/15/2038	$620	$808
4.800%, 07/15/2046	1,203	1,602
3.875%, 10/15/2047	750	900
3.400%, 03/15/2050	590	667
3.200%, 03/15/2040	215	239
Cleveland Clinic Foundation
4.858%, 01/01/2114	570	801
CVS Health Corp
5.125%, 07/20/2045	720	970
5.050%, 03/25/2048	5,435	7,332
4.780%, 03/25/2038	2,680	3,400
4.250%, 04/01/2050	283	355
4.125%, 04/01/2040	595	710
2.700%, 08/21/2040	425	429
Danaher
2.600%, 10/01/2050	340	358
Gilead Sciences
4.800%, 04/01/2044	529	695
4.750%, 03/01/2046	5	7
4.600%, 09/01/2035	1,080	1,399
4.500%, 02/01/2045	1,570	2,007
GlaxoSmithKline Capital
6.375%, 05/15/2038	590	937
Hartford HealthCare
5.746%, 04/01/2044	1,200	1,555
HCA
5.250%, 06/15/2049	1,890	2,501
Humana
4.950%, 10/01/2044	740	1,002
3.950%, 08/15/2049	340	420
Johnson & Johnson
3.400%, 01/15/2038	790	952
Kaiser Foundation Hospitals
4.875%, 04/01/2042	185	251
Medtronic
4.375%, 03/15/2035	886	1,216
Merck
4.150%, 05/18/2043	605	801
2.450%, 06/24/2050	530	550
2.350%, 06/24/2040	340	355
Mylan
5.250%, 06/15/2046	315	416
Pfizer
4.000%, 12/15/2036	1,010	1,289
2.700%, 05/28/2050	310	330
2.550%, 05/28/2040	170	180
Royalty Pharma
3.300%, 09/02/2040 (A)	500	522
Stryker
4.100%, 04/01/2043	805	981
2.900%, 06/15/2050	195	208

182	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Thermo Fisher Scientific
4.100%, 08/15/2047	$495	$658
UnitedHealth Group
6.875%, 02/15/2038	885	1,458
6.625%, 11/15/2037	555	896
4.625%, 07/15/2035	730	990
4.250%, 04/15/2047	1,075	1,443
4.200%, 01/15/2047	925	1,244
3.875%, 08/15/2059	345	455
3.700%, 08/15/2049	656	831
2.900%, 05/15/2050	150	167
2.750%, 05/15/2040	145	159
Upjohn
4.000%, 06/22/2050 (A)	730	833
Viatris
3.850%, 06/22/2040 (A)	935	1,057
Wyeth LLC
6.000%, 02/15/2036	1,800	2,673
5.950%, 04/01/2037	536	808
Zoetis
4.450%, 08/20/2048	205	274
3.000%, 05/15/2050	270	295

		90,482

Industrials — 7.1%
3M
3.250%, 08/26/2049	610	707
3.050%, 04/15/2030	135	154
AerCap Ireland Capital DAC
3.875%, 01/23/2028	695	709
Air Lease
3.250%, 10/01/2029	255	261
Air Lease MTN
3.000%, 02/01/2030	180	180
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	1	1
BAE Systems Holdings
4.750%, 10/07/2044 (A)	828	1,093
BAE Systems PLC
5.800%, 10/11/2041 (A)	290	417
3.000%, 09/15/2050 (A)	850	899
Boeing
5.805%, 05/01/2050	2,731	3,612
5.705%, 05/01/2040	3,780	4,779
3.750%, 02/01/2050	420	422
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	1,650	2,484
6.150%, 05/01/2037	685	1,042
5.750%, 05/01/2040	185	277
5.050%, 03/01/2041	205	288
4.900%, 04/01/2044	130	185

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 03/15/2042	$2,340	$3,084
4.125%, 06/15/2047	800	1,081
3.050%, 02/15/2051	1,520	1,757
Canadian National Railway
6.200%, 06/01/2036	511	777
3.650%, 02/03/2048	575	718
2.450%, 05/01/2050	1,065	1,097
Canadian Pacific Railway
6.125%, 09/15/2115	2,332	3,765
Carrier Global
3.577%, 04/05/2050 (A)	285	322
3.377%, 04/05/2040 (A)	275	303
Caterpillar
3.250%, 09/19/2049	355	420
3.250%, 04/09/2050	1,090	1,290
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	3,065	3,062
Crane
4.200%, 03/15/2048	450	485
CSX
4.750%, 05/30/2042	1,420	1,871
Deere
3.750%, 04/15/2050	706	919
3.100%, 04/15/2030	230	265
Emerson Electric
2.750%, 10/15/2050	295	316
FedEx
5.100%, 01/15/2044	125	169
4.550%, 04/01/2046	1,673	2,153
4.400%, 01/15/2047	405	510
4.050%, 02/15/2048	210	255
3.900%, 02/01/2035	700	843
GE Capital Funding LLC
4.400%, 05/15/2030 (A)	840	968
GE Capital International Funding Unlimited
4.418%, 11/15/2035	6,086	7,016
General Dynamics
4.250%, 04/01/2040	805	1,058
4.250%, 04/01/2050	155	215
General Electric
4.250%, 05/01/2040	1,140	1,298
General Electric MTN
5.875%, 01/14/2038	4,135	5,357
0.701%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	1,250	872
Johnson Controls International
4.950%, 07/02/2064	225	299
Kansas City Southern
4.200%, 11/15/2069	453	522
Lockheed Martin
4.700%, 05/15/2046	1,461	2,070

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	183

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.070%, 12/15/2042	$600	$781
3.600%, 03/01/2035	1,085	1,340
Norfolk Southern
5.100%, 08/01/2118	910	1,178
4.800%, 08/15/2043	528	659
4.450%, 06/15/2045	602	791
4.050%, 08/15/2052	664	856
3.942%, 11/01/2047	646	801
3.155%, 05/15/2055	839	940
Northrop Grumman
4.750%, 06/01/2043	1,275	1,726
4.030%, 10/15/2047	345	438
3.850%, 04/15/2045	1,100	1,344
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	168	166
Otis Worldwide
3.362%, 02/15/2050	100	115
Parker-Hannifin
4.000%, 06/14/2049	450	566
Parker-Hannifin MTN
4.450%, 11/21/2044	405	519
Raytheon Technologies
5.700%, 04/15/2040	1,635	2,422
4.625%, 11/16/2048	105	146
4.500%, 06/01/2042	2,200	2,910
4.350%, 04/15/2047 (A)	900	1,158
3.750%, 11/01/2046	49	60
Snap-on
3.100%, 05/01/2050	571	645
Trane Technologies Global Holding
4.300%, 02/21/2048	380	483
TTX
4.600%, 02/01/2049 (A)	844	1,155
Union Pacific
4.500%, 09/10/2048	175	236
3.839%, 03/20/2060	2,410	2,969
3.799%, 10/01/2051	555	684
3.750%, 02/05/2070	110	131
3.250%, 02/05/2050	2,356	2,704
2.973%, 09/16/2062 (A)	793	843
Union Pacific MTN
3.550%, 08/15/2039	620	725
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	398	396
United Parcel Service
3.750%, 11/15/2047	595	748
US Airways, Pass-Through Trust, Ser 2010-1, Cl A
6.250%, 04/22/2023	773	723

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Waste Connections
3.050%, 04/01/2050	$450	$490
Waste Management
4.150%, 07/15/2049	615	816
3.900%, 03/01/2035	360	445
WW Grainger
4.600%, 06/15/2045	340	455
4.200%, 05/15/2047	797	1,005

		97,216

Information Technology — 4.0%
Activision Blizzard
4.500%, 06/15/2047	295	380
Apple
4.650%, 02/23/2046	1,489	2,149
4.500%, 02/23/2036	660	896
4.450%, 05/06/2044	765	1,054
4.375%, 05/13/2045	2,375	3,297
3.850%, 05/04/2043	145	187
3.750%, 09/12/2047	250	318
3.450%, 02/09/2045	1,455	1,785
2.950%, 09/11/2049	350	400
2.550%, 08/20/2060	985	1,017
Applied Materials
4.350%, 04/01/2047	461	638
Broadcom
4.300%, 11/15/2032	230	275
Cisco Systems
5.900%, 02/15/2039	751	1,160
Corning
5.850%, 11/15/2068	579	829
5.450%, 11/15/2079	925	1,271
Deutsche Telekom
3.625%, 01/21/2050 (A)	615	716
Fiserv
4.400%, 07/01/2049	1,140	1,512
Intel
4.750%, 03/25/2050	1,025	1,450
3.734%, 12/08/2047	1,615	1,980
3.250%, 11/15/2049	1,090	1,256
Juniper Networks
5.950%, 03/15/2041	575	757
KLA
5.000%, 03/15/2049	527	737
Lam Research
2.875%, 06/15/2050	557	603
Mastercard Inc
3.850%, 03/26/2050	1,430	1,868
3.650%, 06/01/2049	415	519
Microsoft
4.250%, 02/06/2047	863	1,208
4.100%, 02/06/2037	1,243	1,634

184	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 02/12/2055	$744	$1,046
3.950%, 08/08/2056	718	988
3.700%, 08/08/2046	1,805	2,325
3.450%, 08/08/2036	525	650
2.675%, 06/01/2060	1,217	1,337
2.525%, 06/01/2050	1,672	1,801
NVIDIA
3.700%, 04/01/2060	45	58
3.500%, 04/01/2040	670	813
3.500%, 04/01/2050	1,007	1,226
Oracle
4.375%, 05/15/2055	1,260	1,649
4.300%, 07/08/2034	225	287
4.125%, 05/15/2045	1,180	1,453
4.000%, 07/15/2046	1,490	1,818
4.000%, 11/15/2047	590	722
3.900%, 05/15/2035	40	49
3.800%, 11/15/2037	2,170	2,600
3.600%, 04/01/2040	960	1,119
3.600%, 04/01/2050	1,240	1,449
PayPal Holdings
3.250%, 06/01/2050	495	569
Texas Instruments
4.150%, 05/15/2048	367	506
Visa
4.300%, 12/14/2045	955	1,317
4.150%, 12/14/2035	505	658
2.700%, 04/15/2040	525	583

		54,919

Materials — 1.1%
Air Products and Chemicals
2.700%, 05/15/2040	220	238
Barrick Gold
5.250%, 04/01/2042	120	167
BHP Billiton Finance USA
5.000%, 09/30/2043	655	957
Dow Chemical
3.600%, 11/15/2050	980	1,091
DuPont de Nemours
5.419%, 11/15/2048	440	635
5.319%, 11/15/2038	985	1,344
FMC
4.500%, 10/01/2049	605	768
Glencore Finance Canada
6.000%, 11/15/2041 (A)	1,026	1,282
International Flavors & Fragrances
5.000%, 09/26/2048	1,175	1,568
International Paper
5.150%, 05/15/2046	390	550
LYB International Finance III LLC
4.200%, 10/15/2049	870	1,015

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 05/01/2050	$265	$308
3.625%, 04/01/2051	370	400
Newmont Goldcorp
6.250%, 10/01/2039	920	1,396
5.875%, 04/01/2035	185	267
Nutrition & Biosciences
3.468%, 12/01/2050 (A)	1,665	1,819
3.268%, 11/15/2040 (A)	315	340
Sherwin-Williams
3.300%, 05/15/2050	340	385
Vulcan Materials
4.500%, 06/15/2047	160	198
WRKCo
4.200%, 06/01/2032	470	568

		15,296

Real Estate — 1.7%
Agree
2.900%, 10/01/2030	395	414
American Campus Communities Operating Partnership
2.850%, 02/01/2030	540	557
American Tower
3.100%, 06/15/2050	190	197
AvalonBay Communities MTN
4.350%, 04/15/2048	80	103
Boston Properties
2.900%, 03/15/2030	325	345
CyrusOne
3.450%, 11/15/2029	1,920	2,054
Equinix
2.950%, 09/15/2051	825	851
Essex Portfolio
2.650%, 09/01/2050	415	400
GLP Capital
5.300%, 01/15/2029	965	1,108
4.000%, 01/15/2031	600	649
Healthpeak Properties
6.750%, 02/01/2041	180	264
Hudson Pacific Properties
4.650%, 04/01/2029	390	450
3.250%, 01/15/2030	355	372
National Retail Properties
4.800%, 10/15/2048	335	399
3.100%, 04/15/2050	470	438
Regency Centers
4.650%, 03/15/2049	635	753
4.400%, 02/01/2047	300	341
Simon Property Group
4.750%, 03/15/2042	45	53
Simon Property Group LP
6.750%, 02/01/2040	634	910

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	185

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 11/30/2046	$85	$96
3.800%, 07/15/2050	1,490	1,606
3.250%, 09/13/2049	650	637
2.650%, 07/15/2030	670	704
Spirit Realty
3.400%, 01/15/2030	590	628
3.200%, 02/15/2031	960	1,004
Ventas Realty
5.700%, 09/30/2043	2,537	3,264
VEREIT Operating Partnership
2.850%, 12/15/2032	205	210
Welltower
5.125%, 03/15/2043	2,499	3,009
4.950%, 09/01/2048	722	928
WP Carey
2.400%, 02/01/2031	185	189

		22,933

Utilities — 9.0%
AEP Transmission LLC
3.800%, 06/15/2049	405	499
AES
2.450%, 01/15/2031 (A)	425	432
Alabama Power
4.300%, 07/15/2048	745	1,002
4.150%, 08/15/2044	1,045	1,321
3.700%, 12/01/2047	1,061	1,300
American Water Capital
4.150%, 06/01/2049	485	639
3.750%, 09/01/2047	180	221
3.450%, 05/01/2050	1,230	1,465
Appalachian Power
4.500%, 03/01/2049	500	645
4.450%, 06/01/2045	650	832
Baltimore Gas & Electric
5.200%, 06/15/2033	1,238	1,535
2.900%, 06/15/2050	420	448
Berkshire Hathaway Energy
6.125%, 04/01/2036	4,966	7,441
Black Hills
4.350%, 05/01/2033	495	594
4.200%, 09/15/2046	500	602
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	710	904
CenterPoint Energy Houston Electric LLC
2.900%, 07/01/2050	335	365
CenterPoint Energy Resources
6.250%, 02/01/2037	791	1,057
Cleco Power
6.000%, 12/01/2040	750	1,009
Commonwealth Edison
4.350%, 11/15/2045	1,530	2,022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 03/01/2048	$690	$880
3.700%, 03/01/2045	600	723
3.200%, 11/15/2049	445	500
Connecticut Light & Power
4.000%, 04/01/2048	500	650
Consolidated Edison of New York
6.750%, 04/01/2038	525	825
6.300%, 08/15/2037	865	1,261
4.500%, 05/15/2058	750	1,014
4.450%, 03/15/2044	245	313
3.950%, 04/01/2050	505	627
3.850%, 06/15/2046	500	598
3.700%, 11/15/2059	600	702
Consumers Energy
3.100%, 08/15/2050	460	531
2.500%, 05/01/2060	300	303
Dominion Energy
5.250%, 08/01/2033	2,830	3,643
4.900%, 08/01/2041	1,785	2,347
DTE Electric
4.050%, 05/15/2048	480	632
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,690	2,532
6.000%, 01/15/2038	614	922
5.300%, 02/15/2040	1,880	2,680
4.250%, 12/15/2041	1,250	1,593
3.200%, 08/15/2049	20	23
Duke Energy Florida LLC
6.350%, 09/15/2037	450	688
1.750%, 06/15/2030	610	627
Duke Energy Indiana LLC
6.350%, 08/15/2038	310	474
4.900%, 07/15/2043	750	1,019
3.750%, 05/15/2046	845	1,017
Duke Energy Ohio
2.125%, 06/01/2030	315	331
Duke Energy Progress LLC
4.375%, 03/30/2044	2,345	3,067
Duquesne Light Holdings
5.900%, 12/01/2021 (A)	750	784
Electricite de France
6.000%, 01/22/2114 (A)	495	713
5.000%, 09/21/2048 (A)	730	977
4.950%, 10/13/2045 (A)	640	830
4.750%, 10/13/2035 (A)	245	306
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,525
Entergy LLC
3.750%, 06/15/2050	504	600
Entergy Louisiana LLC
4.200%, 04/01/2050	795	1,034

186	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Entergy Texas
3.550%, 09/30/2049	$475	$546
Evergy Missouri West
8.270%, 11/15/2021	2,600	2,777
Exelon
4.950%, 06/15/2035	1,260	1,603
Exelon Generation LLC
5.600%, 06/15/2042	1,140	1,281
Florida Power & Light
5.960%, 04/01/2039	980	1,490
5.690%, 03/01/2040	1,201	1,792
5.400%, 09/01/2035	2,315	3,347
3.990%, 03/01/2049	360	471
Georgia Power
4.300%, 03/15/2042	630	791
3.700%, 01/30/2050	1,595	1,929
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,131	1,583
4.700%, 09/01/2045 (A)	280	360
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,850
KeySpan Gas East
5.819%, 04/01/2041 (A)	1,185	1,678
Massachusetts Electric
5.900%, 11/15/2039 (A)	476	698
MidAmerican Energy
4.800%, 09/15/2043	725	985
4.400%, 10/15/2044	950	1,249
4.250%, 05/01/2046	565	728
MidAmerican Energy MTN
5.800%, 10/15/2036	425	624
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,589
NiSource
5.950%, 06/15/2041	417	596
Northern States Power
5.350%, 11/01/2039	2,095	3,051
3.400%, 08/15/2042	490	573
NSTAR Electric
4.400%, 03/01/2044	755	977
Oglethorpe Power
5.250%, 09/01/2050	1,051	1,322
5.050%, 10/01/2048	970	1,221
Oncor Electric Delivery LLC
5.350%, 10/01/2052 (A)	630	973
5.300%, 06/01/2042	365	520
5.250%, 09/30/2040	1,200	1,658
Pacific Gas and Electric
3.500%, 08/01/2050	675	681
3.300%, 08/01/2040	205	206
2.500%, 02/01/2031	335	337

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PacifiCorp
6.000%, 01/15/2039	$555	$832
PECO Energy
3.900%, 03/01/2048	520	660
Piedmont Natural Gas
4.650%, 08/01/2043	330	428
PPL Electric Utilities
4.150%, 06/15/2048	530	693
4.125%, 06/15/2044	870	1,091
Public Service Electric & Gas MTN
4.050%, 05/01/2048	480	630
Public Service of Colorado
6.500%, 08/01/2038	725	1,136
6.250%, 09/01/2037	750	1,149
4.050%, 09/15/2049	138	181
Puget Sound Energy
4.223%, 06/15/2048	880	1,133
San Diego Gas & Electric
3.320%, 04/15/2050	587	660
Sempra Energy
6.000%, 10/15/2039	865	1,237
3.800%, 02/01/2038	785	914
Southern California Edison
6.050%, 03/15/2039	665	904
3.900%, 03/15/2043	245	275
3.650%, 02/01/2050	120	140
Southern California Gas
3.750%, 09/15/2042	660	788
Southern Gas Capital
5.875%, 03/15/2041	1,568	2,226
4.400%, 06/01/2043	395	482
Southwestern Electric Power
6.200%, 03/15/2040	1,610	2,336
Southwestern Public Service
4.400%, 11/15/2048	550	726
Tampa Electric
4.300%, 06/15/2048	1,070	1,371
Virginia Electric & Power
4.450%, 02/15/2044	750	1,020
Wisconsin Public Service
3.300%, 09/01/2049	175	199

		123,321

Total Corporate Obligations (Cost $749,987) ($ Thousands)		919,071

U.S. TREASURY OBLIGATIONS — 22.2%
U.S. Treasury Bills
0.180%, 12/03/2020 (B)	5,725	5,725
0.147%, 01/07/2021 (B)	2,690	2,690
0.124%, 01/21/2021 (B)	4,455	4,454

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	187

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.120%, 01/14/2021 (B)	$3,840	$3,840
0.110%, 01/28/2021 (B)	1,075	1,075
0.101%, 01/26/2021 (B)	2,825	2,825
U.S. Treasury Bonds
3.750%, 08/15/2041	1,865	2,686
3.750%, 11/15/2043	2,295	3,349
3.625%, 08/15/2043	2,067	2,960
3.625%, 02/15/2044	8,076	11,593
3.500%, 02/15/2039	5,502	7,575
3.125%, 11/15/2041	2,455	3,256
3.125%, 02/15/2043	2,960	3,939
3.125%, 08/15/2044	4,405	5,889
3.000%, 11/15/2044	7,010	9,197
3.000%, 05/15/2045	7,660	10,073
3.000%, 05/15/2047	3,420	4,541
3.000%, 02/15/2048	4,513	6,009
2.875%, 11/15/2046	4,080	5,287
2.750%, 08/15/2042	4,210	5,292
2.750%, 11/15/2042	7,005	8,800
2.750%, 11/15/2047	5,700	7,260
2.500%, 05/15/2046	6,740	8,168
2.250%, 08/15/2049	5,523	6,421
1.625%, 11/15/2050	42,455	43,006
1.375%, 11/15/2040	18,210	18,244
1.375%, 08/15/2050	27,032	25,740
1.250%, 05/15/2050	37,342	34,454
1.125%, 05/15/2040	19,275	18,549
1.125%, 08/15/2040	4,806	4,612
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	2,773	3,886
U.S. Treasury Notes
0.875%, 11/15/2030	435	436
0.625%, 11/30/2027	9,415	9,424
0.625%, 05/15/2030	3,524	3,464
0.625%, 08/15/2030	2,899	2,843
U.S. Treasury STRIPS
3.127%, 08/15/2043 (B)	9,912	7,065

Total U.S. Treasury Obligations (Cost $283,330) ($ Thousands)		304,627

MUNICIPAL BONDS — 5.1%
California — 2.3%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	1,037
California State University, Ser H, RB
6.548%, 05/15/2048	1,430	2,304
California State, Build America Project, GO
7.500%, 04/01/2034	3,425	5,635

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	$590	$1,057
Los Angeles, Department of Water & Power, Build America Project, RB
6.008%, 07/01/2039	3,000	4,122
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	2,235	3,079
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,360	2,001
Regents of the University of California, Ser N, RB Callable 11/15/2059 @ 100
3.256%, 05/15/2060	1,710	1,853
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	381
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO Callable 08/01/2029 @ 100
3.000%, 08/01/2050	275	296
San Francisco, City & County Airport, Build America Project, Ser A, AMT, RB Callable 05/01/2029 @ 100
5.000%, 05/01/2049	710	871
San Francisco, Public Utilities Commission, Water Revenue, Build America Project,Ser DE, RB
6.000%, 11/01/2040	3,805	5,400
State of California, Build America Project, GO
7.350%, 11/01/2039	1,645	2,724
University of California, Ser AD, RB
4.858%, 05/15/2112	825	1,161
University of California, Ser AP, RB
3.931%, 05/15/2045	475	552

		32,473

District of Columbia — 0.2%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	1,505	2,216

Florida — 0.1%
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	650	1,010

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	619	928

188	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	$1,480	$2,098
Illinois State, Finance Authority, RB Callable 06/01/2022 @ 100
4.000%, 06/01/2047	445	457

		2,555

Maryland — 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB Callable 07/01/2030 @ 100
2.814%, 07/01/2040	370	379

Massachusetts — 0.0%
Massachusetts State, Ser C, GO Callable 03/01/2030 @ 100
3.000%, 03/01/2048	415	453

Michigan — 0.2%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	2,000	2,522

Missouri — 0.1%
Missouri State, Health and Education Facilities, RB Callable 02/15/2057 @ 100
3.652%, 08/15/2057	330	415
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	906

		1,321

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	100
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,085	1,279

		1,379

New York — 1.1%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	500	592
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,240	1,615

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	$910	$1,386
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	885	1,190
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.508%, 08/01/2037	1,000	1,357
New York City, Water & Sewer System, RB Pre-Refunded @ 100
5.375%, 12/15/2020 (C)	395	396
New York City, Water & Sewer System, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	205	205
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	1,550	1,928
New York State, Dormitory Authority, Build America Project, Ser D, RB
5.500%, 03/15/2030	2,645	3,204
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	1,215	1,303
New York State, Urban Development, RB
5.770%, 03/15/2039	1,470	1,882

		15,058

Ohio — 0.2%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	325	350
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	535	747
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	166
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
2.885%, 01/01/2032	950	1,057

		2,320

Texas — 0.5%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	930	1,318
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	849
North Texas, Tollway Authority, RB Callable 01/01/2029 @ 100
3.029%, 01/01/2040	735	757

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	189

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Permanent University Fund - University of Texas, Ser A, RB
3.500%, 08/15/2050	$1,090	$1,382
Permanent University Fund - University of Texas, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	560	674
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	390
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	815	1,047
University of Texas, RB
5.262%, 07/01/2039	575	840

		7,257

Total Municipal Bonds (Cost $57,090) ($ Thousands)		69,871

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
FNMA
0.875%, 08/05/2030	1,055	1,033
FNMA, PO MTN
0.000%, 05/15/2030 (B)	8,380	7,382
Resolution Funding Principal STRIP
4.042%, 04/15/2030 (B)	18,475	16,397
1.335%, 01/15/2030 (B)	625	556
Tennessee Valley Authority
5.250%, 09/15/2039	2,290	3,460
Tennessee Valley Authority, PO
0.000%, 01/15/2038 (B)	3,700	2,607

Total U.S. Government Agency Obligations (Cost $24,701) ($ Thousands)		31,435

MORTGAGE-BACKED SECURITIES — 1.0%
Agency Mortgage-Backed Obligations — 1.0%
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	356	371
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	7,454	8,220
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	83	96
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,097	1,295
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	690	816

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
6.550%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	$18	$3
GNMA ARM
2.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 06/20/2032	33	34
GNMA CMO, Ser 2009-8, Cl PS, IO
6.159%, VAR ICE LIBOR USD 1 Month+6.300%, 08/16/2038	39	4
GNMA CMO, Ser 2010-4, Cl NS, IO
6.249%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	65	14
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	2,801	2,509

		13,362

Non-Agency Mortgage-Backed Obligations — 0.0%
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.165%, 03/25/2037	165	170
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.570%, VAR ICE LIBOR USD 1 Month+0.420%, 03/19/2045	50	50
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.950%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2034	90	85
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.930%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/2034	67	56
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.950%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2034	31	28
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.010%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	12	12
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	10	10
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.232%, 12/25/2034 (D)	16	16

190	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.810%, VAR ICE LIBOR USD 1 Month+0.660%, 01/25/2045	$56	$54

		481

Total Mortgage-Backed Securities (Cost $9,779) ($ Thousands)		13,843

SOVEREIGN DEBT – 0.9%
Chile Government International Bond
3.500%, 01/25/2050	2,075	2,363
Colombia Government International Bond
5.625%, 02/26/2044	595	757
3.000%, 01/30/2030	415	432
Israel Government AID Bond
5.500%, 09/18/2033	1,400	2,061
Israel Government International Bond
3.875%, 07/03/2050	385	460
Mexico Government International Bond
5.750%, 10/12/2110	334	418
5.000%, 04/27/2051	1,005	1,211
4.750%, 04/27/2032	345	408
4.500%, 01/31/2050	1,625	1,840

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.250%, 04/16/2030	$415	$441
Minera Mexico
4.500%, 01/26/2050 (A)	315	358
Nacional del Cobre de Chile
4.375%, 02/05/2049 (A)	190	231
Panama Government International Bond
3.870%, 07/23/2060	335	390
Philippine Government International Bond
2.950%, 05/05/2045	400	426
Uruguay Government International Bond
5.100%, 06/18/2050	370	508

Total Sovereign Debt (Cost $10,403) ($ Thousands)		12,304

	Shares

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	19,873,253	19,873

Total Cash Equivalent (Cost $19,873) ($ Thousands)		19,873

Total Investments in Securities — 99.7% (Cost $1,155,163) ($ Thousands)		$1,371,024

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	162	Mar-2021	$22,374	$22,384	$10
U.S. 5-Year Treasury Note	(48)	Apr-2021	(6,044)	(6,050)	(6)
U.S. Long Treasury Bond	(163)	Mar-2021	(28,338)	(28,510)	(172)
U.S. Ultra Long Treasury Bond	418	Mar-2021	90,520	90,301	(219)
Ultra 10-Year U.S. Treasury Note	(208)	Mar-2021	(32,646)	(32,682)	(36)

			$45,866	$45,443	$(423)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	191

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Fund (Concluded)

Percentages are based on Net Assets of $1,375,324 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (see Note 6).
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
On November 30, 2020, the value of these securities amounted to $97,676 ($ Thousands), representing 7.1% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	919,071	–	919,071
U.S. Treasury Obligations	–	304,627	–	304,627
Municipal Bonds	–	69,871	–	69,871
U.S. Government Agency Obligations	–	31,435	–	31,435
Mortgage-Backed Securities	–	13,843	–	13,843
Sovereign Debt	–	12,304	–	12,304
Cash Equivalent	19,873	–	–	19,873

Total Investments in Securities	19,873	1,351,151	–	1,371,024

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	10	–	–	10
Unrealized Depreciation	(433)	–	–	(433)

Total Other Financial Instruments	(423)	–	–	(423)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 9,303	$ 171,127	$ (160,557)	$ —	$ —	$ 19,873	19,873,253	$ 1	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

192	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Credit Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 88.3%

Communication Services — 7.1%
Alphabet
2.250%, 08/15/2060	$8,260	$8,160
1.900%, 08/15/2040	1,625	1,606
America Movil
6.125%, 03/30/2040	4,845	7,213
4.375%, 04/22/2049	3,135	4,087
AT&T Inc
6.350%, 03/15/2040	50	70
4.800%, 06/15/2044	546	686
4.650%, 06/01/2044	1,100	1,322
4.350%, 06/15/2045	2,919	3,441
4.300%, 12/15/2042	500	586
3.500%, 06/01/2041	935	1,015
3.500%, 09/15/2053 (A)	11,497	11,729
3.100%, 02/01/2043	1,410	1,449
Charter Communications Operating LLC
6.834%, 10/23/2055	580	874
6.484%, 10/23/2045	535	765
Comcast
6.950%, 08/15/2037	1,430	2,307
6.550%, 07/01/2039	295	469
6.500%, 11/15/2035	2,096	3,256
6.400%, 05/15/2038	2,237	3,483
6.400%, 03/01/2040	735	1,161
5.650%, 06/15/2035	4,520	6,489
4.950%, 10/15/2058	13,342	20,310
4.700%, 10/15/2048	7,785	11,046
4.650%, 07/15/2042	4,347	5,888
4.600%, 10/15/2038	5,140	6,802
4.600%, 08/15/2045	6,340	8,563
4.500%, 01/15/2043	14,295	19,081
4.250%, 01/15/2033	5,040	6,305
4.200%, 08/15/2034	14,330	18,008

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.049%, 11/01/2052	$16,315	$21,175
4.000%, 03/01/2048	1,330	1,694
3.999%, 11/01/2049	1,109	1,441
3.969%, 11/01/2047	5,605	7,078
3.900%, 03/01/2038	6,405	7,885
3.400%, 04/01/2030	965	1,116
3.400%, 07/15/2046	9,314	10,805
3.250%, 11/01/2039	670	767
2.650%, 08/15/2062	5,480	5,527
Cox Communications
4.800%, 02/01/2035 (A)	1,400	1,763
4.700%, 12/15/2042 (A)	880	1,137
Level 3 Financing
3.875%, 11/15/2029 (A)	535	587
NBCUniversal Media LLC
6.400%, 04/30/2040	1,785	2,819
5.950%, 04/01/2041	3,575	5,492
4.450%, 01/15/2043	3,155	4,187
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,550	1,646
Tencent Holdings MTN
3.595%, 01/19/2028 (A)	1,455	1,602
3.240%, 06/03/2050 (A)	1,180	1,231
Time Warner Cable LLC
7.300%, 07/01/2038	971	1,428
5.875%, 11/15/2040	480	622
5.500%, 09/01/2041	725	914
4.500%, 09/15/2042	500	577
Time Warner Entertainment
8.375%, 07/15/2033	1,709	2,665
T-Mobile USA
3.300%, 02/15/2051 (A)	2,635	2,761
TWDC Enterprises 18
4.125%, 12/01/2041	1,970	2,437
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	2,104	2,665
Verizon Communications Inc
5.250%, 03/16/2037	2,350	3,261
5.012%, 04/15/2049	77	109
4.862%, 08/21/2046	1,130	1,556
4.522%, 09/15/2048	3,155	4,246
3.850%, 11/01/2042	540	653
2.987%, 10/30/2056 (A)	2,949	3,124
2.650%, 11/20/2040	2,865	2,956
ViacomCBS
5.900%, 10/15/2040	40	53
4.850%, 12/15/2034	300	349
4.600%, 01/15/2045	650	765
Vodafone Group
4.875%, 06/19/2049	1,960	2,567
Walt Disney
6.650%, 11/15/2037	990	1,542

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	193

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.400%, 12/15/2035	$1,743	$2,686
4.750%, 09/15/2044	175	236
4.700%, 03/23/2050	1,123	1,565
4.625%, 03/23/2040	295	390
3.600%, 01/13/2051	12,879	15,302
3.500%, 05/13/2040	2,195	2,557
2.750%, 09/01/2049	30,991	31,738

		323,847

Consumer Discretionary — 3.0%
Alibaba Group Holding
4.400%, 12/06/2057	1,750	2,367
4.200%, 12/06/2047	2,542	3,251
4.000%, 12/06/2037	1,583	1,900
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	900	1,115
3.800%, 01/25/2050 (A)	2,105	2,468
Amazon.com
4.250%, 08/22/2057	1,895	2,695
4.050%, 08/22/2047	9,384	12,581
3.875%, 08/22/2037	5,014	6,348
2.700%, 06/03/2060	4,300	4,731
2.500%, 06/03/2050	6,535	6,910
BMW US Capital LLC
4.150%, 04/09/2030 (A)	1,300	1,573
General Motors
6.250%, 10/02/2043	670	904
5.950%, 04/01/2049	480	648
5.150%, 04/01/2038	735	876
5.000%, 04/01/2035	340	408
Grupo Televisa
6.625%, 01/15/2040	20	27
Home Depot
5.950%, 04/01/2041	1,980	3,089
4.500%, 12/06/2048	7,195	10,057
4.400%, 03/15/2045	5,825	7,820
4.250%, 04/01/2046	10,612	14,107
4.200%, 04/01/2043	3,545	4,635
3.900%, 06/15/2047	14,973	19,085
3.350%, 04/15/2050	2,635	3,125
3.300%, 04/15/2040	2,340	2,770
Lowe’s
4.050%, 05/03/2047	1,065	1,310
3.700%, 04/15/2046	2,041	2,398
1.700%, 10/15/2030	4,315	4,337
McDonald’s MTN
3.625%, 09/01/2049	600	704
NIKE
3.625%, 05/01/2043	1,625	1,989
3.375%, 03/27/2050	3,165	3,821
3.250%, 03/27/2040	1,350	1,582

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Starbucks
3.350%, 03/12/2050	$900	$986
TJX
4.500%, 04/15/2050	1,820	2,604
1.600%, 05/15/2031	3,325	3,348

		136,569

Consumer Staples — 10.2%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,717	3,484
Aetna
4.125%, 11/15/2042	1,480	1,756
Alcon Finance
3.800%, 09/23/2049 (A)	550	653
Allina Health System
4.805%, 11/15/2045	1,666	2,164
3.887%, 04/15/2049	2,554	2,982
Altria Group
10.200%, 02/06/2039	2,501	4,280
9.950%, 11/10/2038	1,665	2,789
5.375%, 01/31/2044	2,300	2,991
4.500%, 05/02/2043	100	115
4.450%, 05/06/2050	1,035	1,220
4.250%, 08/09/2042	575	654
3.875%, 09/16/2046	1,490	1,605
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	3,700	6,376
8.000%, 11/15/2039	3,076	5,229
4.900%, 02/01/2046	4,978	6,505
4.600%, 04/15/2048	220	279
4.600%, 06/01/2060	795	1,024
4.375%, 04/15/2038	580	718
3.750%, 07/15/2042	320	366
Archer-Daniels-Midland
4.500%, 03/15/2049	2,106	3,041
Ascension Health
4.847%, 11/15/2053	520	783
3.945%, 11/15/2046	2,276	2,904
3.106%, 11/15/2039	3,100	3,402
Banner Health
3.181%, 01/01/2050	31	33
2.913%, 01/01/2051	520	528
Baptist Health South Florida
4.342%, 11/15/2041	610	723
Barnabas Health
4.000%, 07/01/2028	2,240	2,458
BAT Capital
4.906%, 04/02/2030	3,290	3,960
4.540%, 08/15/2047	1,883	2,127
4.390%, 08/15/2037	9,940	11,190
3.984%, 09/25/2050	600	630

194	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BayCare Health System
3.831%, 11/15/2050	$1,870	$2,316
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	235	302
4.700%, 07/15/2064 (A)	3,530	4,089
4.625%, 06/25/2038 (A)	645	784
4.400%, 07/15/2044 (A)	2,685	3,113
3.950%, 04/15/2045 (A)	2,680	2,898
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,636	3,287
3.967%, 11/15/2046	120	144
2.650%, 11/15/2026	1,235	1,332
Bon Secours Mercy Health
3.205%, 06/01/2050	1,100	1,173
Boston University
4.061%, 10/01/2048	1,800	2,276
Bowdoin College
4.693%, 07/01/2112	370	433
Brown University
2.924%, 09/01/2050	2,198	2,455
California Institute of Technology
4.321%, 08/01/2045	650	859
Children’s Health Care
3.448%, 08/15/2049	815	886
Children’s Hospital Medical Center
2.820%, 11/15/2050	1,180	1,186
Children’s Hospital of Philadelphia
2.704%, 07/01/2050	3,280	3,349
City of Hope
5.623%, 11/15/2043	920	1,300
Claremont Mckenna College
3.378%, 01/01/2050	1,515	1,616
Coca-Cola
2.600%, 06/01/2050	2,640	2,794
2.500%, 06/01/2040	465	502
2.500%, 03/15/2051	3,465	3,603
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	4,334
CommonSpirit Health
4.187%, 10/01/2049	2,925	3,241
3.910%, 10/01/2050	570	605
3.817%, 10/01/2049	3,230	3,561
Conagra Brands
5.400%, 11/01/2048	460	664
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	4,410	5,163
Diageo Capital
5.875%, 09/30/2036	485	704
2.125%, 04/29/2032	675	714
Duke University Health System
3.920%, 06/01/2047	3,995	4,918

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Emory University
2.969%, 09/01/2050	$1,660	$1,800
Estee Lauder
3.125%, 12/01/2049	3,230	3,772
Fomento Economico Mexicano
3.500%, 01/16/2050	3,150	3,466
Ford Foundation
3.859%, 06/01/2047	2,500	3,249
Georgetown University
5.215%, 10/01/2118	2,318	3,046
4.315%, 04/01/2049	2,290	2,837
2.943%, 04/01/2050	1,132	1,119
Hackensack Meridian Health
2.875%, 09/01/2050	1,160	1,180
Hartford HealthCare
5.746%, 04/01/2044	2,130	2,760
Health Care Service, A Mutual Legal Reserve
2.200%, 06/01/2030 (A)	1,845	1,924
Hershey
3.125%, 11/15/2049	1,372	1,561
Indiana University Health Obligated Group
3.970%, 11/01/2048	2,410	3,027
Johns Hopkins Health System
3.837%, 05/15/2046	1,020	1,274
Johns Hopkins University
4.083%, 07/01/2053	2,000	2,675
2.813%, 01/01/2060	2,290	2,358
Kaiser Foundation Hospitals
4.150%, 05/01/2047	5,325	6,961
3.266%, 11/01/2049	1,910	2,161
Kimberly-Clark
5.300%, 03/01/2041	555	817
3.900%, 05/04/2047	3,275	4,251
2.875%, 02/07/2050	1,995	2,277
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,629
6.750%, 03/15/2032	575	769
5.200%, 07/15/2045	400	472
4.875%, 10/01/2049 (A)	470	530
4.375%, 06/01/2046	1,870	1,997
Kroger
5.400%, 01/15/2049	2,371	3,447
3.950%, 01/15/2050	280	343
Mars
4.200%, 04/01/2059 (A)	1,485	1,957
4.125%, 04/01/2054 (A)	1,385	1,832
3.950%, 04/01/2049 (A)	5,430	6,893
3.875%, 04/01/2039 (A)	1,650	2,016
2.375%, 07/16/2040 (A)	2,000	2,057
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,550	6,136
3.959%, 07/01/2038	1,927	2,359

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	195

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.294%, 07/01/2051	$21	$21
MedStar Health
3.626%, 08/15/2049	2,547	2,879
Memorial Health Services
3.447%, 11/01/2049	3,640	3,852
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	30	40
4.125%, 07/01/2052	3,085	4,041
2.955%, 01/01/2050	9	10
Methodist Hospital
2.705%, 12/01/2050	1,745	1,760
MidMichigan Health
3.409%, 06/01/2050	3,520	3,912
Mount Sinai Hospitals Group
3.737%, 07/01/2049	2,700	2,963
MultiCare Health System
2.803%, 08/15/2050	755	756
Nestle Holdings
4.000%, 09/24/2048 (A)	1,560	2,092
3.900%, 09/24/2038 (A)	3,125	4,014
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	2,064
4.063%, 08/01/2056	2,300	2,906
Northwell Healthcare
4.260%, 11/01/2047	815	945
Northwestern University
3.688%, 12/01/2038	2,070	2,357
Novartis Capital
4.000%, 11/20/2045	4,325	5,651
2.750%, 08/14/2050	6,634	7,282
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	980	934
NYU Langone Hospitals
5.750%, 07/01/2043	2,115	2,914
4.428%, 07/01/2042	2,150	2,416
4.368%, 07/01/2047	2,025	2,400
3.380%, 07/01/2055	1,785	1,840
OhioHealth
3.042%, 11/15/2050	2,462	2,720
Orlando Health Obligated Group
3.327%, 10/01/2050	880	931
Partners Healthcare System
3.765%, 07/01/2048	1,000	1,177
3.342%, 07/01/2060	2,015	2,239
3.192%, 07/01/2049	2,260	2,411
PeaceHealth Obligated Group
3.218%, 11/15/2050	5,820	6,105
PepsiCo
4.250%, 10/22/2044	1,000	1,315
4.000%, 05/02/2047	4,823	6,181
3.625%, 03/19/2050	8,203	10,325

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 03/19/2040	$2,015	$2,456
3.450%, 10/06/2046	10,379	12,623
3.375%, 07/29/2049	1,685	2,048
3.000%, 08/25/2021	16	16
Philip Morris International
4.875%, 11/15/2043	2,830	3,784
4.500%, 03/20/2042	5,390	6,896
4.250%, 11/10/2044	701	873
4.125%, 03/04/2043	2,286	2,735
3.875%, 08/21/2042	1,235	1,461
Pomona College
2.888%, 01/01/2051	1,445	1,517
President & Fellows of Harvard College
3.619%, 10/01/2037	400	474
2.517%, 10/15/2050	1,760	1,850
Princeton University
5.700%, 03/01/2039	1,449	2,191
Procter & Gamble
3.600%, 03/25/2050	615	838
3.550%, 03/25/2040	1,395	1,759
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,640	1,927
2.532%, 10/01/2029	2,905	3,095
Reynolds American
8.125%, 05/01/2040	2,390	3,501
5.850%, 08/15/2045	1,995	2,553
Rockefeller Foundation
2.492%, 10/01/2050	3,855	3,944
RWJ Barnabas Health
3.949%, 07/01/2046	50	57
3.477%, 07/01/2049	535	594
Sharp HealthCare
2.680%, 08/01/2050	1,500	1,527
Stanford Health Care
3.795%, 11/15/2048	7,242	9,094
Takeda Pharmaceutical
3.375%, 07/09/2060	1,550	1,726
3.175%, 07/09/2050	2,765	2,962
3.025%, 07/09/2040	1,350	1,434
University of Chicago
4.411%, 10/01/2044	715	772
4.003%, 10/01/2053	2,475	3,250
2.761%, 04/01/2045	4,653	4,853
University of Southern California
3.841%, 10/01/2047	1,655	2,046
3.028%, 10/01/2039	2,300	2,494
2.805%, 10/01/2050	925	1,003
Walmart
4.050%, 06/29/2048	25,749	35,403
3.950%, 06/28/2038	2,510	3,258
3.625%, 12/15/2047	5,280	6,782

196	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.950%, 09/24/2049	$5,390	$6,270
Willis-Knighton Medical Center
4.813%, 09/01/2048	2,265	2,972
Yale-New Haven Health Services
2.496%, 07/01/2050	1,000	983

		461,996

Energy — 5.1%
Baker Hughes LLC
4.080%, 12/15/2047	1,310	1,510
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	7,815
BP Capital Markets America
3.937%, 09/21/2028	2,965	3,475
3.000%, 02/24/2050	3,500	3,641
2.772%, 11/10/2050	3,605	3,595
Burlington Resources LLC
5.950%, 10/15/2036	395	553
Chevron
3.078%, 05/11/2050	1,590	1,773
Colonial Enterprises
3.250%, 05/15/2030 (A)	2,905	3,253
ConocoPhillips
6.950%, 04/15/2029	1,938	2,702
6.500%, 02/01/2039	12,863	19,682
5.900%, 05/15/2038	2,400	3,422
4.300%, 11/15/2044	4,720	5,933
Devon Energy
7.875%, 09/30/2031	1,315	1,760
Energy Transfer Operating
8.250%, 11/15/2029	95	125
6.500%, 02/01/2042	150	173
6.250%, 04/15/2049	546	637
6.050%, 06/01/2041	2,225	2,473
5.300%, 04/15/2047	880	937
5.150%, 03/15/2045	75	78
5.000%, 05/15/2050	1,060	1,115
4.900%, 03/15/2035	82	85
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,786
EnLink Midstream Partners
5.050%, 04/01/2045	2,045	1,501
Enterprise Products Operating LLC
5.950%, 02/01/2041	1,092	1,499
3.950%, 01/31/2060	535	580
EOG Resources
4.375%, 04/15/2030	1,695	2,067
3.900%, 04/01/2035	4,997	5,829
Equinor
5.100%, 08/17/2040	1,415	1,961
4.800%, 11/08/2043	2,284	3,040
3.700%, 04/06/2050	1,740	2,093

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 04/06/2040	$3,345	$3,986
3.250%, 11/18/2049	1,390	1,540
2.375%, 05/22/2030	1,760	1,879
Exxon Mobil
4.327%, 03/19/2050	3,988	5,151
4.227%, 03/19/2040	3,345	4,135
3.567%, 03/06/2045	5,455	6,223
3.452%, 04/15/2051	11,980	13,645
2.995%, 08/16/2039	2,346	2,520
Hess
6.000%, 01/15/2040	3,630	4,414
Kinder Morgan
5.300%, 12/01/2034	500	603
Marathon Petroleum
5.000%, 09/15/2054	1,030	1,126
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,340	5,155
MPLX
5.200%, 03/01/2047	2,910	3,461
5.200%, 12/01/2047	920	1,074
4.500%, 04/15/2038	475	527
Noble Energy
6.000%, 03/01/2041	360	528
5.250%, 11/15/2043	270	374
4.200%, 10/15/2049	1,195	1,503
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,852
Occidental Petroleum
4.300%, 08/15/2039	462	381
Petroleos Mexicanos
7.690%, 01/23/2050	2,785	2,569
6.950%, 01/28/2060	260	223
Saudi Arabian Oil
3.500%, 11/24/2070 (A)	1,415	1,430
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (A)	340	414
Shell International Finance BV
6.375%, 12/15/2038	6,161	9,562
4.550%, 08/12/2043	3,200	4,228
4.375%, 05/11/2045	4,845	6,248
4.000%, 05/10/2046	7,840	9,708
3.750%, 09/12/2046	10,691	12,765
3.625%, 08/21/2042	2,250	2,615
3.250%, 04/06/2050	1,550	1,748
Southern Natural Gas
7.350%, 02/15/2031	730	983
Suncor Energy
5.950%, 12/01/2034	3,570	4,490
Suncor Energy Ventures
6.000%, 04/01/2042 (A)	2,375	2,506
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,252	1,343

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	197

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	$2,200	$3,126
Total Capital International
3.386%, 06/29/2060	1,075	1,225
3.127%, 05/29/2050	10,815	11,859
2.986%, 06/29/2041	1,385	1,500
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,689
6.200%, 10/15/2037	525	733
4.625%, 03/01/2034	1,965	2,346
Williams
6.300%, 04/15/2040	160	209
5.400%, 03/04/2044	1,000	1,203

		231,892

Financials — 20.3%
AIA Group
3.200%, 09/16/2040 (A)	1,350	1,441
AIA Group MTN
4.875%, 03/11/2044 (A)	3,372	4,558
AIG SunAmerica Global Financing
6.900%, 03/15/2032 (A)	5,300	8,023
Allstate
4.200%, 12/15/2046	2,525	3,331
American International Group
4.750%, 04/01/2048	375	507
4.500%, 07/16/2044	1,665	2,139
4.375%, 06/30/2050	375	487
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,310	2,850
4.872%, 02/15/2029 (A)	1,485	1,751
Banco Santander
3.490%, 05/28/2030	835	933
3.306%, 06/27/2029	1,295	1,445
Bank of America
7.750%, 05/14/2038	1,275	2,177
6.110%, 01/29/2037	1,395	2,049
6.000%, 10/15/2036	3,865	5,683
Bank of America MTN
5.875%, 02/07/2042	12,247	18,897
5.000%, 01/21/2044	2,250	3,217
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	12,345	16,338
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	7,956	9,930
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	9,720	12,388
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	10,600	13,106
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	15,410	17,927

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	$2,065	$2,260
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/2041	9,880	10,268
Berkshire Hathaway
4.500%, 02/11/2043	1,545	2,133
Berkshire Hathaway Finance
5.750%, 01/15/2040	1,875	2,927
4.400%, 05/15/2042	2,250	3,021
4.300%, 05/15/2043	2,265	3,002
4.250%, 01/15/2049	6,065	8,217
4.200%, 08/15/2048	5,170	6,941
2.850%, 10/15/2050	7,861	8,601
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,313	1,969
5.000%, 06/15/2044 (A)	3,050	4,210
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,818	4,884
Chubb INA Holdings
6.700%, 05/15/2036	4,870	7,627
4.350%, 11/03/2045	6,460	8,814
1.375%, 09/15/2030	5,975	5,935
Cincinnati Financial
6.920%, 05/15/2028	2,518	3,342
6.125%, 11/01/2034	3,553	5,026
Citigroup
8.125%, 07/15/2039	4,070	7,376
6.125%, 08/25/2036	690	976
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	3,995	5,663
4.650%, 07/30/2045	1,539	2,093
4.650%, 07/23/2048	12,258	17,039
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	979	1,286
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	700	840
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	1,425	1,559
Citigroup Capital III
7.625%, 12/01/2036	890	1,269
CME Group
4.150%, 06/15/2048	2,544	3,496
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	3,191
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	1,625	1,877
Empower Finance 2020
3.075%, 09/17/2051 (A)	4,135	4,630
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,058

198	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	$3,890	$4,958
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	940	1,117
Fifth Third Bancorp
8.250%, 03/01/2038	1,885	3,187
FMR
5.150%, 02/01/2043 (A)	260	362
Franklin Resources
1.600%, 10/30/2030	4,720	4,660
Goldman Sachs Capital I
6.345%, 02/15/2034	4,645	6,436
Goldman Sachs Group
6.750%, 10/01/2037	3,118	4,778
6.450%, 05/01/2036	930	1,359
6.250%, 02/01/2041	6,918	10,904
4.750%, 10/21/2045	155	217
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	9,795	12,554
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	8,800	10,842
Goldman Sachs Group MTN
4.800%, 07/08/2044	9,488	13,210
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	3,430	4,648
3.700%, 01/22/2070 (A)	1,658	1,828
HSBC Bank PLC
7.650%, 05/01/2025	2,115	2,629
HSBC Bank USA
7.000%, 01/15/2039	7,520	11,817
HSBC Holdings
6.800%, 06/01/2038	6,819	10,166
6.500%, 09/15/2037	7,255	10,444
5.250%, 03/14/2044	7,730	10,477
4.950%, 03/31/2030	1,015	1,265
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	2,195	2,493
Intercontinental Exchange
4.250%, 09/21/2048	7,715	9,995
3.000%, 06/15/2050	2,510	2,698
3.000%, 09/15/2060	3,045	3,224
2.650%, 09/15/2040	1,460	1,517
JPMorgan Chase
8.750%, 09/01/2030	1,075	1,594
6.400%, 05/15/2038	11,562	18,293
5.600%, 07/15/2041	6,115	9,344
5.500%, 10/15/2040	9,315	13,778
5.400%, 01/06/2042	8,035	12,050
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	90	119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	$5,145	$6,617
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	10,924	13,922
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	13,505	17,180
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	16,385	19,970
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	5,045	5,636
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	40	43
1.764%, VAR United States Secured Overnight Financing Rate+1.105%, 11/19/2031	4,080	4,100
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	2,248	3,003
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,627	4,655
Marsh & McLennan
4.900%, 03/15/2049	3,692	5,413
4.200%, 03/01/2048	1,905	2,528
2.250%, 11/15/2030	4,080	4,359
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	530	724
3.729%, 10/15/2070 (A)	1,975	2,204
3.375%, 04/15/2050 (A)	1,625	1,759
MassMutual Global Funding II
1.550%, 10/09/2030 (A)	1,490	1,491
MetLife
5.875%, 02/06/2041	1,675	2,582
5.700%, 06/15/2035	9,789	14,430
4.875%, 11/13/2043	4,465	6,337
4.721%, 12/15/2044	4,430	6,112
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	5,540	6,684
Moody’s
4.875%, 12/17/2048	3,091	4,245
Morgan Stanley
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	4,718	6,180
4.375%, 01/22/2047	700	969
Morgan Stanley MTN
6.375%, 07/24/2042	6,335	10,369
5.597%, VAR United States Secured Overnight Financing Rate+4.840%, 03/24/2051	5,270	8,491
4.300%, 01/27/2045	14,800	20,098
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	7,760	9,608

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	199

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.615%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	$1,485	$1,513
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/2054 (A)	595	622
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,655	3,541
4.300%, 03/15/2049	4,493	5,941
4.023%, 11/01/2032	527	642
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,260	2,216
4.950%, 04/22/2044 (A)	700	779
New York Life Insurance
6.750%, 11/15/2039 (A)	2,215	3,415
5.875%, 05/15/2033 (A)	4,447	6,156
3.750%, 05/15/2050 (A)	1,814	2,163
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	4,848	5,771
3.625%, 09/30/2059 (A)	1,594	1,835
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	1,450	1,562
Pacific LifeCorp
3.350%, 09/15/2050 (A)	4,930	5,545
Prudential Financial
3.905%, 12/07/2047	2,295	2,787
Prudential Financial MTN
5.700%, 12/14/2036	5,584	8,096
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,299
Raymond James Financial
4.950%, 07/15/2046	1,250	1,717
S&P Global
3.250%, 12/01/2049	4,971	5,764
Scentre Group Trust 2
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.685%, 09/24/2080 (A)	2,170	2,274
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.379%, 09/24/2080 (A)	1,105	1,149
Securian Financial Group
4.800%, 04/15/2048 (A)	2,921	3,771
State Street
3.031%, VAR United States Secured Overnight Financing Rate+1.490%, 11/01/2034	4,435	4,865
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	4,581	5,723
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	2,355	3,157
4.270%, 05/15/2047 (A)	3,893	4,808

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 05/15/2050 (A)	$1,300	$1,419
Travelers
5.350%, 11/01/2040	1,565	2,319
4.100%, 03/04/2049	4,853	6,407
4.050%, 03/07/2048	1,800	2,379
2.550%, 04/27/2050	8,045	8,494
Travelers MTN
6.250%, 06/15/2037	1,205	1,858
Truist Bank
2.250%, 03/11/2030	1,580	1,653
UBS MTN
4.500%, 06/26/2048 (A)	2,775	3,905
US Bancorp MTN
3.000%, 07/30/2029	8,865	9,974
1.375%, 07/22/2030	2,860	2,870
Validus Holdings
8.875%, 01/26/2040	2,155	3,559
Wachovia
7.500%, 04/15/2035	440	664
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	2,008
Wells Fargo
7.950%, 11/15/2029	695	935
6.600%, 01/15/2038	8,165	12,519
5.950%, 08/26/2036	4,720	6,625
5.950%, 12/15/2036	1,062	1,417
5.850%, 02/01/2037	14,523	20,490
5.606%, 01/15/2044	3,186	4,564
3.900%, 05/01/2045	7,974	9,939
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	5,145	5,604
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	18,153	25,924
4.900%, 11/17/2045	2,265	3,029
4.750%, 12/07/2046	8,136	10,826
4.650%, 11/04/2044	4,200	5,418
4.400%, 06/14/2046	6,310	8,003
4.150%, 01/24/2029	1,205	1,428
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	3,595	3,908
2.572%, VAR ICE LIBOR USD 3 Month+1.000%, 02/11/2031	415	441
Westpac Banking
4.421%, 07/24/2039	650	843
2.963%, 11/16/2040	415	447
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/2035	730	755
Willis North America
3.875%, 09/15/2049	1,025	1,263

200	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
XLIT
5.250%, 12/15/2043	$805	$1,156

		923,533

Health Care – 7.9%
Abbott Laboratories
4.900%, 11/30/2046	4,568	6,826
AbbVie Inc
4.875%, 11/14/2048	1,285	1,750
4.850%, 06/15/2044	625	824
4.450%, 05/14/2046	780	990
4.250%, 11/21/2049	2,035	2,571
Amgen
4.663%, 06/15/2051	829	1,122
4.400%, 05/01/2045	335	426
3.150%, 02/21/2040	540	585
2.770%, 09/01/2053 (A)	946	937
Anthem
4.650%, 01/15/2043	250	330
4.650%, 08/15/2044	900	1,191
4.375%, 12/01/2047	1,975	2,586
AstraZeneca
4.375%, 11/16/2045	2,084	2,797
Becton Dickinson
3.794%, 05/20/2050	1,555	1,837
Bristol-Myers Squibb
5.000%, 08/15/2045	2,700	3,919
4.625%, 05/15/2044	780	1,064
4.550%, 02/20/2048	2,103	2,946
4.250%, 10/26/2049	16,579	22,457
2.550%, 11/13/2050	2,185	2,257
2.350%, 11/13/2040	545	561
Cigna
4.900%, 12/15/2048	1,385	1,909
4.800%, 08/15/2038	1,620	2,111
3.875%, 10/15/2047	1,300	1,560
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,443	2,027
CVS Health Corp
5.050%, 03/25/2048	8,439	11,384
4.780%, 03/25/2038	2,335	2,963
Eli Lilly
4.150%, 03/15/2059	288	399
3.950%, 03/15/2049	5,230	6,901
Gilead Sciences
4.800%, 04/01/2044	6,810	8,946
4.750%, 03/01/2046	2,810	3,707
4.500%, 02/01/2045	4,855	6,206
GlaxoSmithKline Capital
6.375%, 05/15/2038	11,439	18,171
3.875%, 05/15/2028	1,580	1,878

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HCA
5.250%, 06/15/2049	$2,480	$3,282
5.125%, 06/15/2039	698	898
Humana
8.150%, 06/15/2038	1,510	2,411
4.625%, 12/01/2042	405	522
Johnson & Johnson
4.850%, 05/15/2041	5,652	8,040
3.700%, 03/01/2046	672	865
3.625%, 03/03/2037	3,590	4,404
3.400%, 01/15/2038	4,510	5,436
2.900%, 01/15/2028	1,665	1,876
2.450%, 09/01/2060	4,550	4,778
2.250%, 09/01/2050	985	1,003
2.100%, 09/01/2040	1,335	1,360
Medtronic
4.625%, 03/15/2045	3,124	4,447
Merck
5.750%, 11/15/2036	1,200	1,737
4.150%, 05/18/2043	3,025	4,005
3.900%, 03/07/2039	4,965	6,326
3.700%, 02/10/2045	9,550	12,030
3.600%, 09/15/2042	1,780	2,216
3.400%, 03/07/2029	2,980	3,486
2.450%, 06/24/2050	480	498
2.350%, 06/24/2040	1,095	1,144
Pfizer
5.600%, 09/15/2040	808	1,183
4.400%, 05/15/2044	3,295	4,429
4.300%, 06/15/2043	3,325	4,372
4.200%, 09/15/2048	1,500	2,014
4.100%, 09/15/2038	3,080	3,935
4.000%, 12/15/2036	8,376	10,687
4.000%, 03/15/2049	5,616	7,366
2.700%, 05/28/2050	2,225	2,372
2.550%, 05/28/2040	1,385	1,470
Pharmacia
6.600%, 12/01/2028	1,145	1,606
Royalty Pharma
3.550%, 09/02/2050 (A)	2,130	2,191
3.300%, 09/02/2040 (A)	1,050	1,097
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,979
Stryker
4.625%, 03/15/2046	315	420
4.100%, 04/01/2043	785	957
Trinity Health
4.125%, 12/01/2045	2,392	2,831
UnitedHealth Group
6.875%, 02/15/2038	1,125	1,853
6.625%, 11/15/2037	1,160	1,873
6.500%, 06/15/2037	1,385	2,207

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	201

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.950%, 02/15/2041	$1,130	$1,746
5.800%, 03/15/2036	620	918
5.700%, 10/15/2040	465	698
4.750%, 07/15/2045	7,030	10,065
4.625%, 07/15/2035	1,145	1,553
4.450%, 12/15/2048	15,426	21,475
4.375%, 03/15/2042	30	40
4.250%, 03/15/2043	906	1,198
4.250%, 04/15/2047	6,540	8,776
4.250%, 06/15/2048	3,993	5,420
4.200%, 01/15/2047	4,172	5,609
3.950%, 10/15/2042	1,110	1,403
3.875%, 08/15/2059	5	7
3.750%, 10/15/2047	1,146	1,442
3.700%, 08/15/2049	3,675	4,653
3.500%, 08/15/2039	4,900	5,827
3.125%, 05/15/2060	1,550	1,796
2.900%, 05/15/2050	40	45
Wyeth LLC
6.500%, 02/01/2034	2,485	3,937
5.950%, 04/01/2037	19,729	29,737

		358,089

Industrials – 5.7%
3M
3.700%, 04/15/2050	1,701	2,128
3.250%, 08/26/2049	2,997	3,472
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	360	340
Air Lease
3.250%, 10/01/2029	380	388
Airbus
3.950%, 04/10/2047 (A)	2,500	2,854
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	3,624	3,493
BAE Systems
3.000%, 09/15/2050 (A)	1,700	1,797
Boeing
5.805%, 05/01/2050	3,440	4,549
5.150%, 05/01/2030	1,355	1,598
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	1,665	2,422
4.900%, 04/01/2044	11,441	16,282
4.550%, 09/01/2044	5,465	7,627
4.450%, 03/15/2043	560	755
4.400%, 03/15/2042	2,825	3,723
4.375%, 09/01/2042	325	433
4.150%, 04/01/2045	5,590	7,361
4.125%, 06/15/2047	3,815	5,156
4.050%, 06/15/2048	4,740	6,369

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Canadian National Railway
6.200%, 06/01/2036	$6,610	$10,047
4.500%, 11/07/2043	3,800	4,924
3.650%, 02/03/2048	1,335	1,668
3.200%, 08/02/2046	3,655	4,288
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	2,268
Caterpillar
5.200%, 05/27/2041	395	582
4.750%, 05/15/2064	910	1,374
3.803%, 08/15/2042	3,765	4,821
Crane
4.200%, 03/15/2048	775	835
Cummins
2.600%, 09/01/2050	3,535	3,633
Deere
3.900%, 06/09/2042	3,745	4,819
3.750%, 04/15/2050	2,125	2,766
2.875%, 09/07/2049	3,855	4,335
Emerson Electric
2.750%, 10/15/2050	820	879
FedEx
4.950%, 10/17/2048	2,101	2,841
GE Capital International Funding Unlimited
4.418%, 11/15/2035	12,767	14,718
General Dynamics
4.250%, 04/01/2040	1,350	1,774
4.250%, 04/01/2050	1,665	2,305
General Electric
4.350%, 05/01/2050	1,350	1,592
4.250%, 05/01/2040	2,225	2,533
4.125%, 10/09/2042	550	623
General Electric MTN
5.875%, 01/14/2038	8,440	10,934
Georgia-Pacific LLC
8.875%, 05/15/2031	475	756
7.250%, 06/01/2028	330	451
Honeywell International
2.800%, 06/01/2050	1,470	1,642
Lockheed Martin
4.700%, 05/15/2046	1,000	1,417
4.070%, 12/15/2042	4,855	6,318
2.800%, 06/15/2050	8,044	8,772
Norfolk Southern
5.100%, 08/01/2118	1,900	2,459
4.050%, 08/15/2052	1,976	2,547
Parker-Hannifin
4.100%, 03/01/2047	3,704	4,578
4.000%, 06/14/2049	2,310	2,905
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	2,248

202	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Raytheon Technologies
4.700%, 12/15/2041 (A)	$560	$705
4.625%, 11/16/2048	785	1,088
4.500%, 06/01/2042	5,280	6,983
3.750%, 11/01/2046	1,039	1,263
3.125%, 07/01/2050	1,340	1,510
Rockwell Automation
4.200%, 03/01/2049	2,500	3,384
Snap-on
4.100%, 03/01/2048	3,896	4,950
3.100%, 05/01/2050	3,485	3,939
Stanley Black & Decker
5.200%, 09/01/2040	280	390
TTX
4.600%, 02/01/2049 (A)	3,542	4,849
Union Pacific
3.875%, 02/01/2055	730	899
3.839%, 03/20/2060	2,529	3,116
3.250%, 02/05/2050	2,275	2,611
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,359	1,351
United Parcel Service
7.620%, 04/01/2030	710	1,086
6.200%, 01/15/2038	3,152	4,950
5.300%, 04/01/2050	2,350	3,614
5.200%, 04/01/2040	725	1,039
3.625%, 10/01/2042	1,535	1,836
3.400%, 11/15/2046	3,925	4,751
3.400%, 09/01/2049	4,470	5,535
US Airways, Pass-Through Trust, Ser 2012-1,Cl A
5.900%, 10/01/2024	1,296	1,281
Vinci
3.750%, 04/10/2029 (A)	1,475	1,739
Waste Connections
3.050%, 04/01/2050	1,118	1,218
WW Grainger
4.600%, 06/15/2045	1,328	1,776
4.200%, 05/15/2047	3,329	4,197

		259,459

Information Technology – 10.7%
Apple
4.650%, 02/23/2046	13,236	19,103
4.450%, 05/06/2044	780	1,074
4.375%, 05/13/2045	15,443	21,439
3.850%, 05/04/2043	3,270	4,210
3.850%, 08/04/2046	18,862	24,336
3.750%, 09/12/2047	7,735	9,844
3.750%, 11/13/2047	2,195	2,803
3.450%, 02/09/2045	8,395	10,299

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.950%, 09/11/2049	$30	$34
2.900%, 09/12/2027	2,080	2,330
2.650%, 05/11/2050	1,585	1,702
2.550%, 08/20/2060	730	754
Applied Materials
4.350%, 04/01/2047	3,649	5,051
2.750%, 06/01/2050	1,140	1,246
Cisco Systems
5.900%, 02/15/2039	5,785	8,933
5.500%, 01/15/2040	5,819	8,805
Dell International LLC
8.100%, 07/15/2036 (A)	1,035	1,488
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	3,724
Fiserv
4.400%, 07/01/2049	500	663
Intel
4.950%, 03/25/2060	220	334
4.750%, 03/25/2050	3,455	4,888
4.600%, 03/25/2040	1,485	1,997
4.100%, 05/19/2046	3,219	4,165
4.100%, 05/11/2047	4,555	5,861
4.000%, 12/15/2032	165	207
3.734%, 12/08/2047	15,515	19,025
3.250%, 11/15/2049	3,825	4,407
International Business Machines
4.250%, 05/15/2049	4,985	6,628
4.000%, 06/20/2042	2,730	3,460
Lam Research
2.875%, 06/15/2050	6,425	6,961
Mastercard Inc
3.950%, 02/26/2048	1,530	1,990
3.850%, 03/26/2050	8,081	10,556
3.650%, 06/01/2049	2,340	2,926
Microsoft
4.100%, 02/06/2037	7,148	9,393
4.000%, 02/12/2055	9,038	12,701
3.700%, 08/08/2046	36,508	47,019
3.500%, 02/12/2035	1,925	2,397
3.450%, 08/08/2036	5,585	6,916
2.675%, 06/01/2060	4,465	4,906
2.525%, 06/01/2050	34,767	37,442
2.400%, 08/08/2026	1,255	1,369
NVIDIA 3.700%, 04/01/2060	275	355
3.500%, 04/01/2040	3,800	4,612
3.500%, 04/01/2050	5,170	6,296
Oracle 4.375%, 05/15/2055	3,515	4,599
4.300%, 07/08/2034	13,355	17,058
4.125%, 05/15/2045	13,910	17,124
4.000%, 07/15/2046	16,964	20,703

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	203

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 11/15/2047	$4,420	$5,410
3.900%, 05/15/2035	1,555	1,911
3.850%, 07/15/2036	470	568
3.850%, 04/01/2060	2,645	3,265
3.800%, 11/15/2037	12,330	14,771
3.600%, 04/01/2040	10,978	12,791
3.600%, 04/01/2050	5,335	6,233
2.950%, 04/01/2030	955	1,071
PayPal Holdings
3.250%, 06/01/2050	1,890	2,172
QUALCOMM
4.650%, 05/20/2035	715	961
4.300%, 05/20/2047	4,065	5,490
Texas Instruments
4.150%, 05/15/2048	7,787	10,746
Visa
4.300%, 12/14/2045	11,135	15,351
4.150%, 12/14/2035	1,300	1,693
2.700%, 04/15/2040	1,115	1,237
2.000%, 08/15/2050	7,219	6,895

		484,698

Materials – 1.0%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	2,234
Air Products and Chemicals
2.700%, 05/15/2040	695	753
BHP Billiton Finance USA
6.420%, 03/01/2026	1,400	1,768
5.000%, 09/30/2043	6,700	9,792
Ecolab
5.500%, 12/08/2041	3,257	4,681
International Flavors & Fragrances
5.000%, 09/26/2048	1,585	2,115
International Paper
8.700%, 06/15/2038	1,000	1,617
LYB International Finance III LLC
3.625%, 04/01/2051	4,255	4,602
Nutrition & Biosciences
3.468%, 12/01/2050 (A)	3,215	3,512
Rio Tinto Finance USA
5.200%, 11/02/2040	4,202	6,092
4.125%, 08/21/2042	3,175	4,116
Sherwin-Williams
3.300%, 05/15/2050	295	334
Vale
5.625%, 09/11/2042	840	1,095
Vale Canada
7.200%, 09/15/2032	310	413
Vale Overseas
6.875%, 11/21/2036	1,150	1,630

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.875%, 11/10/2039	$823	$1,186

		45,940

Real Estate – 1.3%
AvalonBay Communities MTN
4.350%, 04/15/2048	220	283
4.150%, 07/01/2047	1,200	1,505
Brixmor Operating Partnership
4.050%, 07/01/2030	2,115	2,384
Camden Property Trust
3.350%, 11/01/2049	2,135	2,367
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,925	3,146
CyrusOne
3.450%, 11/15/2029	2,800	2,995
ERP Operating
4.500%, 06/01/2045	1,450	1,898
4.000%, 08/01/2047	1,525	1,864
GLP Capital
5.750%, 06/01/2028	5	6
5.300%, 01/15/2029	1,070	1,228
4.000%, 01/15/2030	50	54
4.000%, 01/15/2031	500	541
Healthcare Realty Trust
2.400%, 03/15/2030	205	212
National Retail Properties
3.100%, 04/15/2050	175	163
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	2,020
Prologis
3.000%, 04/15/2050	2,775	3,075
Realty Income
4.650%, 03/15/2047	2,655	3,575
Regency Centers
4.650%, 03/15/2049	1,656	1,965
4.400%, 02/01/2047	620	705
Simon Property Group LP
6.750%, 02/01/2040	3,865	5,547
4.250%, 11/30/2046	2,770	3,115
3.800%, 07/15/2050	4,515	4,867
3.250%, 09/13/2049	4,790	4,692
2.650%, 07/15/2030	6,890	7,235
Ventas Realty
5.700%, 09/30/2043	2,007	2,582
4.875%, 04/15/2049	245	303
Welltower
5.125%, 03/15/2043	1,085	1,307
4.950%, 09/01/2048	600	771

		60,405

204	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities – 16.0%
AEP Texas
4.150%, 05/01/2049	$2,725	$3,357
AEP Transmission LLC
4.000%, 12/01/2046	5,703	7,130
3.800%, 06/15/2049	2,575	3,175
3.650%, 04/01/2050	1,430	1,744
Alabama Power
5.500%, 03/15/2041	648	909
5.200%, 06/01/2041	155	212
4.300%, 07/15/2048	2,300	3,094
4.150%, 08/15/2044	135	171
3.850%, 12/01/2042	6,767	8,309
Ameren Illinois
3.700%, 12/01/2047	6,120	7,550
3.250%, 03/15/2050	60	69
American Water Capital
4.150%, 06/01/2049	1,390	1,830
3.750%, 09/01/2047	1,950	2,391
3.450%, 05/01/2050	20	24
Appalachian Power
6.700%, 08/15/2037	50	71
5.800%, 10/01/2035	125	173
4.600%, 03/30/2021	70	70
4.500%, 03/01/2049	500	645
Arizona Public Service
5.050%, 09/01/2041	50	68
4.500%, 04/01/2042	12	15
4.350%, 11/15/2045	1,735	2,267
Atmos Energy
4.125%, 10/15/2044	4,005	5,048
4.125%, 03/15/2049	3,010	3,889
Avista
4.350%, 06/01/2048	1,785	2,280
Baltimore Gas & Electric
5.200%, 06/15/2033	1,525	1,891
3.500%, 08/15/2046	4,230	4,942
2.900%, 06/15/2050	1,350	1,441
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,472	2,205
4.450%, 01/15/2049	4,860	6,565
4.250%, 10/15/2050 (A)	5,100	6,649
3.800%, 07/15/2048	9,970	12,212
Black Hills
4.350%, 05/01/2033	75	90
4.200%, 09/15/2046	1,135	1,367
3.875%, 10/15/2049	30	34
Boston Gas
4.487%, 02/15/2042 (A)	3,472	4,411
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	2,050	2,610

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	$500	$663
4.250%, 02/01/2049	2,260	3,011
3.950%, 03/01/2048	500	640
2.900%, 07/01/2050	1,090	1,188
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,463
Cleco Power
6.000%, 12/01/2040	1,150	1,547
Commonwealth Edison
4.700%, 01/15/2044	6,023	8,195
4.600%, 08/15/2043	2,070	2,781
4.000%, 03/01/2048	3,260	4,158
4.000%, 03/01/2049	1,480	1,899
3.750%, 08/15/2047	6,765	8,324
3.700%, 03/01/2045	9,705	11,698
Connecticut Light & Power
4.150%, 06/01/2045	3,850	4,942
4.000%, 04/01/2048	4,827	6,276
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	3,008
6.200%, 06/15/2036	65	93
5.700%, 06/15/2040	40	56
5.500%, 12/01/2039	75	105
4.650%, 12/01/2048	2,060	2,780
4.625%, 12/01/2054	2,685	3,642
4.500%, 05/15/2058	930	1,258
4.450%, 03/15/2044	650	830
4.125%, 05/15/2049	770	968
4.000%, 11/15/2057	1,915	2,333
3.950%, 03/01/2043	5,840	6,982
3.950%, 04/01/2050	40	50
3.875%, 06/15/2047	6,733	8,059
3.850%, 06/15/2046	4,557	5,454
3.700%, 11/15/2059	2,350	2,751
3.000%, 12/01/2060	505	518
Consumers Energy
4.350%, 04/15/2049	4,893	6,658
3.500%, 08/01/2051	1,505	1,840
3.100%, 08/15/2050	830	959
2.500%, 05/01/2060	980	989
Dominion Energy
5.250%, 08/01/2033	20	26
Dominion Energy South Carolina
5.100%, 06/01/2065	1,705	2,689
DTE Electric
3.950%, 06/15/2042	80	95
3.900%, 06/01/2021	30	30
3.700%, 03/15/2045	5,565	6,730
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	157
6.100%, 06/01/2037	1,910	2,862

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	205

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.050%, 04/15/2038	$2,285	$3,456
6.000%, 01/15/2038	3,366	5,054
5.300%, 02/15/2040	6,675	9,516
4.250%, 12/15/2041	2,400	3,058
4.000%, 09/30/2042	13,515	16,655
3.875%, 03/15/2046	2,170	2,673
3.750%, 06/01/2045	200	244
3.700%, 12/01/2047	3,360	4,102
Duke Energy Florida LLC
6.400%, 06/15/2038	2,975	4,636
4.200%, 07/15/2048	1,030	1,350
3.400%, 10/01/2046	1,505	1,752
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,425	4,836
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	6,662
6.350%, 08/15/2038	1,935	2,959
4.900%, 07/15/2043	960	1,304
3.750%, 05/15/2046	1,750	2,107
3.250%, 10/01/2049	2,170	2,495
2.750%, 04/01/2050	1,927	2,050
Duke Energy Ohio
4.300%, 02/01/2049	2,120	2,799
2.125%, 06/01/2030	1,025	1,077
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	3,766
4.200%, 08/15/2045	4,400	5,653
4.150%, 12/01/2044	1,250	1,591
4.100%, 05/15/2042	530	670
4.100%, 03/15/2043	860	1,076
3.700%, 10/15/2046	650	788
3.600%, 09/15/2047	1,850	2,217
East Ohio Gas
3.000%, 06/15/2050 (A)	1,720	1,877
Electricite de France
6.000%, 01/22/2114 (A)	3,237	4,665
5.000%, 09/21/2048 (A)	2,415	3,233
4.950%, 10/13/2045 (A)	1,820	2,361
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,258
Entergy Louisiana LLC
4.200%, 09/01/2048	2,440	3,177
4.200%, 04/01/2050	2,290	2,979
4.000%, 03/15/2033	1,580	1,977
2.900%, 03/15/2051	2,980	3,235
Essential Utilities
4.276%, 05/01/2049	1,145	1,458
Evergy Kansas Central
3.450%, 04/15/2050	1,430	1,676
Evergy Metro
5.300%, 10/01/2041	150	203
4.200%, 06/15/2047	500	632

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 03/15/2048	$1,000	$1,266
Exelon
4.950%, 06/15/2035	1,760	2,239
Florida Power & Light
5.960%, 04/01/2039	2,520	3,832
5.690%, 03/01/2040	4,978	7,426
5.650%, 02/01/2037	1,000	1,436
4.050%, 06/01/2042	2,770	3,513
4.050%, 10/01/2044	2,715	3,519
3.990%, 03/01/2049	1,975	2,584
3.950%, 03/01/2048	4,130	5,466
3.800%, 12/15/2042	3,935	4,868
3.700%, 12/01/2047	600	749
3.150%, 10/01/2049	2,375	2,791
Georgia Power
4.300%, 03/15/2042	6,235	7,825
4.300%, 03/15/2043	2,945	3,698
3.700%, 01/30/2050	2,545	3,078
Gulf Power
4.550%, 10/01/2044	700	852
Idaho Power
4.200%, 03/01/2048	2,010	2,594
Indiana Michigan Power
4.550%, 03/15/2046	780	1,030
4.250%, 08/15/2048	1,340	1,715
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	1,140	1,464
4.650%, 06/01/2043 (A)	4,165	5,402
International Transmission
4.625%, 08/15/2043	2,525	3,168
Jersey Central Power & Light
6.150%, 06/01/2037	775	1,002
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	4,327	5,486
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,998
MidAmerican Energy
4.800%, 09/15/2043	5,260	7,144
4.400%, 10/15/2044	7,555	9,932
4.250%, 05/01/2046	2,775	3,577
3.950%, 08/01/2047	2,055	2,597
3.650%, 08/01/2048	3,955	4,856
3.150%, 04/15/2050	2,880	3,356
MidAmerican Energy MTN
5.800%, 10/15/2036	635	932
5.750%, 11/01/2035	640	935
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	1,204
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	4,503	5,610
4.119%, 11/28/2042 (A)	2,000	2,469

206	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NiSource
5.950%, 06/15/2041	$169	$242
5.800%, 02/01/2042	900	1,260
3.600%, 05/01/2030	3,890	4,510
Northern States Power
6.250%, 06/01/2036	3,755	5,643
6.200%, 07/01/2037	6,850	10,459
3.600%, 05/15/2046	500	612
3.400%, 08/15/2042	464	542
Oglethorpe Power
5.375%, 11/01/2040	2,390	2,999
5.250%, 09/01/2050	860	1,082
4.250%, 04/01/2046	1,700	1,792
4.200%, 12/01/2042	3,690	3,887
Ohio Edison
8.250%, 10/15/2038	655	1,005
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,724
Oncor Electric Delivery LLC
5.350%, 10/01/2052 (A)	946	1,462
5.300%, 06/01/2042	549	782
5.250%, 09/30/2040	4,606	6,363
4.550%, 12/01/2041	4,575	5,953
4.100%, 11/15/2048	750	973
3.800%, 06/01/2049	4,925	6,200
3.700%, 05/15/2050	2,120	2,656
3.100%, 09/15/2049	95	108
Pacific Gas and Electric
3.750%, 08/15/2042	95	95
3.500%, 08/01/2050	1,325	1,336
3.300%, 08/01/2040	430	432
PacifiCorp
6.250%, 10/15/2037	3,360	5,026
6.000%, 01/15/2039	4,755	7,126
4.100%, 02/01/2042	2,560	3,140
3.300%, 03/15/2051	820	951
PECO Energy
4.800%, 10/15/2043	1,505	2,001
3.700%, 09/15/2047	800	991
Pennsylvania Electric
6.150%, 10/01/2038	100	124
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,725
3.640%, 11/01/2046	1,300	1,509
Potomac Electric Power
4.950%, 11/15/2043	950	1,246
PPL Electric Utilities
4.750%, 07/15/2043	3,600	4,804
4.125%, 06/15/2044	1,925	2,415
3.950%, 06/01/2047	3,925	4,894
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,176	2,854

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 06/01/2044	$695	$850
3.800%, 01/01/2043	2,000	2,458
3.800%, 03/01/2046	2,200	2,724
3.650%, 09/01/2042	1,600	1,926
3.600%, 12/01/2047	4,750	5,776
3.200%, 08/01/2049	4,175	4,841
Public Service of Colorado
6.500%, 08/01/2038	50	78
6.250%, 09/01/2037	1,615	2,473
4.750%, 08/15/2041	50	65
4.300%, 03/15/2044	1,865	2,443
4.050%, 09/15/2049	1,880	2,465
3.950%, 03/15/2043	5,540	6,657
3.200%, 03/01/2050	1,480	1,717
Public Service of New Hampshire
3.600%, 07/01/2049	2,230	2,709
Public Service of Oklahoma
4.400%, 02/01/2021	27	27
Puget Sound Energy
5.795%, 03/15/2040	130	187
4.223%, 06/15/2048	2,470	3,180
San Diego Gas & Electric
6.000%, 06/01/2026	340	423
4.100%, 06/15/2049	2,440	3,060
3.750%, 06/01/2047	2,380	2,838
3.320%, 04/15/2050	5,679	6,386
Sempra Energy
4.000%, 02/01/2048	1,110	1,324
Southern California Edison
5.950%, 02/01/2038	280	370
4.650%, 10/01/2043	2,735	3,406
4.125%, 03/01/2048	6,720	8,206
4.050%, 03/15/2042	5,355	6,057
4.000%, 04/01/2047	3,395	4,016
3.650%, 03/01/2028	3,165	3,542
3.650%, 02/01/2050	1,360	1,582
Southern California Gas
4.300%, 01/15/2049	1,540	2,031
4.125%, 06/01/2048	4,025	5,141
3.750%, 09/15/2042	2,905	3,468
2.550%, 02/01/2030	1,510	1,629
Southern Gas Capital
4.400%, 06/01/2043	825	1,007
4.400%, 05/30/2047	50	62
3.950%, 10/01/2046	490	586
Southwest Gas
3.800%, 09/29/2046	1,065	1,207
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,747
3.850%, 02/01/2048	3,505	4,074
Southwestern Public Service
4.500%, 08/15/2041	10,725	13,779

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	207

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 08/15/2047	$2,620	$3,109
Tampa Electric
4.350%, 05/15/2044	1,225	1,545
3.625%, 06/15/2050	4,020	4,788
Tucson Electric Power
4.850%, 12/01/2048	2,380	3,186
4.000%, 06/15/2050	1,275	1,579
Virginia Electric & Power
8.875%, 11/15/2038	1,982	3,660
6.350%, 11/30/2037	920	1,380
4.650%, 08/15/2043	4,010	5,486
4.600%, 12/01/2048	3,310	4,774
4.450%, 02/15/2044	6,250	8,497
4.000%, 01/15/2043	300	379
4.000%, 11/15/2046	1,720	2,292
Wisconsin Electric Power
3.650%, 12/15/2042	2,310	2,605
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	325	391
3.650%, 04/01/2050	640	767
Wisconsin Public Service
4.752%, 11/01/2044	1,725	2,306
Xcel Energy
4.800%, 09/15/2041	1,707	2,166

		729,858

Total Corporate Obligations (Cost $3,347,553) ($ Thousands)		4,016,286

MUNICIPAL BONDS – 6.0%

Alabama – 0.0%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	1,010	1,202

California – 2.7%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,545	4,399
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	2,375	2,827
California State, Build America Project, GO
7.625%, 03/01/2040	1,870	3,245
7.600%, 11/01/2040	410	741
7.550%, 04/01/2039	1,635	2,854
7.500%, 04/01/2034	17,085	28,111
7.300%, 10/01/2039	12,750	20,981

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO Callable 04/01/2028 @ 100
4.500%, 04/01/2033	$2,000	$2,373
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	1,255	1,887
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	960	1,315
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,837
Los Angeles, Community College District,Ser D, GO
6.680%, 08/01/2036	500	790
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,674
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	2,231
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,205
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	2,235	3,079
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	6,000	8,827
Los Angeles, Unified School District, GO
5.755%, 07/01/2029	1,000	1,271
Regents of the University of California Medical Center, Pooled Revenue, Ser N, RB Callable 11/15/2049 @ 100
3.006%, 05/15/2050	2,005	2,148
Regents of the University of California, Ser N, RB Callable 11/15/2059 @ 100
3.256%, 05/15/2060	1,995	2,162
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,980	3,181
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO Callable 08/01/2029 @ 100
3.000%, 08/01/2050	830	894
San Francisco, City & County Airport, Build America Project, Ser A, AMT, RB Callable 05/01/2029 @ 100
5.000%, 05/01/2049	1,050	1,288

208	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	$1,000	$1,419
San Francisco, Public Utilities Commission, Water Revenue, Ser E, RB Callable 11/01/2030 @ 100
2.825%, 11/01/2041	855	875
San Jose, Redevelopment Agency, Ser A-T, TA Callable 08/01/2027 @ 100
3.375%, 08/01/2034	1,250	1,344
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	1,000	1,285
University of California, RB
5.946%, 05/15/2045	3,000	4,340
5.770%, 05/15/2043	4,850	6,975
University of California, Ser AP, RB
3.931%, 05/15/2045	950	1,105
University of California, Ser AQ, RB
4.767%, 05/15/2115	2,701	3,715
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	1,204

		121,582

District of Columbia – 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	780

Florida – 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.154%, 07/01/2030	6,120	6,382

Georgia – 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,200	3,151
6.637%, 04/01/2057	983	1,475

		4,626

Illinois – 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	3,205	4,543

Kansas – 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,310	2,924

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland – 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB Callable 07/01/2030 @ 100
2.814%, 07/01/2040	$890	$911

Massachusetts – 0.2%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	4,085	5,763
Massachusetts State, Educational Financing Authority, Ser A, RB
3.105%, 07/01/2030	1,695	1,718
Massachusetts State, Ser C, GO Callable 03/01/2030 @ 100
3.000%, 03/01/2048	620	676

		8,157

Michigan – 0.0%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,072

Missouri – 0.1%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	1,555	1,741
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	826

		2,567

New Jersey – 0.2%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	985	1,650
7.102%, 01/01/2041	2,460	4,009
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	2,000	2,357

		8,016

New York – 1.0%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	1,210	1,433
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	335
4.458%, 10/01/2062	4,725	6,156
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	500	673

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	209

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	$500	$624
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,871
5.206%, 10/01/2031	750	937
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	1,193
5.882%, 06/15/2044	500	800
5.724%, 06/15/2042	3,720	5,727
5.440%, 06/15/2043	3,000	4,571
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,475	3,329
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,585	4,685
5.508%, 08/01/2037	1,890	2,565
5.267%, 05/01/2027	1,000	1,222
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,000	2,488
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	4,220	4,526
3.057%, 02/15/2034	265	289
New York State, Environmental Facilities, Ser B, RB Callable 06/15/2029 @ 100
4.000%, 06/15/2037	500	606
New York State, Urban Development, RB
5.770%, 03/15/2039	1,970	2,522

		46,552

Ohio — 0.2%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	495
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	2,265	3,161
Ohio State University, Ser A, RB
4.048%, 12/01/2056	4,150	5,358
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	1,137
2.885%, 01/01/2032	295	328

		10,479

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Pennsylvania — 0.1%
Pennsylvania State, Financing Authority, Ser A, RB
4.144%, 06/01/2038	$2,865	$3,421

Texas — 0.9%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	3,297
Dallas Fort Worth International Airport, Ser A, RB
2.994%, 11/01/2038	4,095	4,252
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	1,350	1,913
Houston, GO
3.961%, 03/01/2047	1,500	1,858
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,200	2,079
North Texas, Tollway Authority, RB Callable 01/01/2029 @ 100
3.079%, 01/01/2042	1,170	1,204
Permanent University Fund - University of Texas, Ser A, RB
3.500%, 08/15/2050	1,640	2,079
Permanent University Fund - University of Texas, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	2,010	2,420
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	3,800	5,733
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	6,412
Texas State, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,907
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	1,050	1,153
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	1,000	1,284
University of Texas, RB
5.262%, 07/01/2039	4,540	6,634

		42,225

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	620

210	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Washington — 0.2%
Washington State, Build America Project, GO
5.140%, 08/01/2040	$4,495	$6,591
5.040%, 08/01/2031	1,260	1,601

		8,192

Total Municipal Bonds (Cost $236,703) ($ Thousands)		274,251

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bills
0.128%, 01/21/2021 (B)	2,215	2,215
0.113%, 01/12/2021 (B)	3,245	3,245
0.112%, 01/28/2021 (B)	1,940	1,940
U.S. Treasury Bonds
1.625%, 11/15/2050	13,760	13,938
1.375%, 11/15/2040	11,555	11,576
1.375%, 08/15/2050	56,745	54,032
1.250%, 05/15/2050	51,695	47,697
1.125%, 08/15/2040	7,440	7,140
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	4,627	6,484
U.S. Treasury Notes
0.875%, 11/15/2030	22,365	22,438

Total U.S. Treasury Obligations (Cost $170,271) ($ Thousands)		170,705

SOVEREIGN DEBT — 0.5%
Chile Government International Bond
3.500%, 01/25/2050	10,875	12,384
Israel Government International Bond
4.125%, 01/17/2048	1,515	1,939
3.875%, 07/03/2050	5,400	6,452
3.375%, 01/15/2050	845	933
Mexico Government International Bond
5.750%, 10/12/2110	285	356
3.771%, 05/24/2061	775	773
Qatar Government International Bond
4.400%, 04/16/2050 (A)	810	1,072

Total Sovereign Debt (Cost $22,081) ($ Thousands)		23,909

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITY — 0.1%

Other Asset-Backed Securities — 0.1%

American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	$3,034	$3,096

Total Asset-Backed Security (Cost $2,964) ($ Thousands)		3,096

	Shares

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	22,942,774	22,943

Total Cash Equivalent (Cost $22,943) ($ Thousands)		22,943

Total Investments in Securities – 99.2% (Cost $3,802,515) ($ Thousands)		$4,511,190

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	211

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Long Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Notes	668	Mar-2021	$92,258	$92,299	$41
U.S. 5-Year Treasury Notes	(126)	Apr-2021	(15,864)	(15,880)	(16)
U.S. Long Treasury Bond	(206)	Mar-2021	(35,813)	(36,031)	(218)
U.S. Ultra Long Treasury Bond	93	Mar-2021	19,985	20,091	106
U.S. Ultra Long Treasury Bond	(132)	Mar-2021	(28,485)	(28,516)	(31)
Ultra 10-Year U.S. Treasury Notes	192	Mar-2021	30,119	30,168	49
Ultra 10-Year U.S. Treasury Notes	(171)	Mar-2021	(26,830)	(26,868)	(38)

			$35,370	$35,263	$(107)

Percentages are based on Net Assets of $4,545,660 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2020, the value of these securities amounted to $298,228 ($ Thousands), representing 6.6% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

AMT — Alternative Minimum Tax

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	4,016,286	–	4,016,286
Municipal Bonds	–	274,251	–	274,251
U.S. Treasury Obligations	–	170,705	–	170,705
Sovereign Debt	–	23,909	–	23,909
Asset-Backed Security	–	3,096	–	3,096
Cash Equivalent	22,943	–	–	22,943

Total Investments in Securities	22,943	4,488,247	–	4,511,190

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	196	–	–	196
Unrealized Depreciation	(303)	–	–	(303)

Total Other Financial Instruments	(107)	–	–	(107)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$24,757	$647,098	$(648,912)	$—	$—	$22,943	22,942,774	$3	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

212	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Ultra Short Duration Bond Fund

†Percentages based on total investments

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 33.9%

Automotive — 19.6%

American Credit Acceptance Receivables Trust, Ser 2019-3, Cl A
2.440%, 12/12/2022 (A)	$54	$54
American Credit Acceptance Receivables Trust, Ser 2019-4, Cl A
2.180%, 02/13/2023 (A)	218	218
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl A
1.890%, 04/13/2023 (A)	302	303
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl A
0.620%, 10/13/2023 (A)	680	681
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl A
0.530%, 03/13/2024 (A)	1,150	1,150
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	640	641
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	1,785	1,786
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (A)	11	11
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (A)	865	874
BMW Vehicle Owner Trust, Ser 2020-A, Cl A2
0.390%, 02/27/2023	635	636

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A
1.770%, 11/21/2022 (A)	$674	$678
Carmax Auto Owner Trust, Ser 2019-1, Cl A3
3.050%, 03/15/2024	1,047	1,069
CarMax Auto Owner Trust, Ser 2019-2, Cl A2A
2.690%, 07/15/2022	105	105
CarMax Auto Owner Trust, Ser 2019-3, Cl A2A
2.210%, 12/15/2022	206	207
Carmax Auto Owner Trust, Ser 2019-4, Cl A2A
2.010%, 03/15/2023	1,292	1,301
CarMax Auto Owner Trust, Ser 2020-1, Cl A2
1.870%, 04/17/2023	595	599
CarMax Auto Owner Trust, Ser 2020-4, Cl A2
0.310%, 01/16/2024	1,265	1,265
Carvana Auto Receivables Trust, Ser 2019-4A, Cl A2
2.200%, 07/15/2022 (A)	127	127
Chase Auto Credit Linked Notes, Ser 2020-2, Cl B
0.840%, 02/25/2028 (A)	2,680	2,681
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	31	31
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	58	58
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
0.481%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	151	151
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	123	124
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
0.451%, VAR ICE LIBOR USD 1 Month+0.310%, 11/15/2029 (A)	504	504
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
0.511%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	372	371
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	425	438
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (A)	1,075	1,093
CPS Auto Receivables Trust, Ser 2019-C, Cl A
2.550%, 09/15/2022 (A)	62	62
CPS Auto Receivables Trust, Ser 2019-D, Cl A
2.170%, 12/15/2022 (A)	167	168

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	213

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2020-A, Cl A
2.090%, 05/15/2023 (A)	$317	$319
CPS Auto Receivables Trust, Ser 2020-C, Cl A
0.630%, 03/15/2024 (A)	764	765
Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A
3.010%, 02/16/2027 (A)	68	68
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (A)	500	514
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (A)	885	905
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	635	644
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	870	880
Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.020%, 11/15/2023	535	541
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	412	412
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	242	243
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (A)	87	87
DT Auto Owner Trust, Ser 2019-4A, Cl A
2.170%, 05/15/2023 (A)	834	838
DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/2023 (A)	219	220
DT Auto Owner Trust, Ser 2020-2A, Cl A
1.140%, 01/16/2024 (A)	719	722
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (A)	735	750
DT Auto Owner Trust, Ser 2020-3A, Cl A
0.540%, 04/15/2024 (A)	1,512	1,514
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/2024 (A)	1,615	1,617
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	571	575
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (A)	675	687
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (A)	596	606
Enterprise Fleet Financing LLC, Ser 2019-3, Cl A2
2.060%, 05/20/2025 (A)	1,298	1,320

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2020-2, Cl A1
0.240%, 10/20/2021 (A)	$1,123	$1,123
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl A
2.590%, 09/15/2022 (A)	16	16
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (A)	160	160
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl B
2.300%, 12/15/2023 (A)	1,150	1,162
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl A
2.050%, 06/15/2023 (A)	191	192
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.460%, 10/17/2022	1,120	1,120
First Investors Auto Owner Trust, Ser 2019-1A, Cl A
2.890%, 03/15/2024 (A)	94	95
First Investors Auto Owner Trust, Ser 2019-2A, Cl A
2.210%, 09/16/2024 (A)	411	415
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	70	70
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	220	222
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	133	134
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (A)	448	452
Flagship Credit Auto Trust, Ser 2019-4, Cl A
2.170%, 06/17/2024 (A)	456	461
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (A)	552	559
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (A)	287	287
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (A)	1,725	1,726
Ford Credit Auto Lease Trust, Ser 2019-A, Cl A4
2.980%, 06/15/2022	490	497
Ford Credit Auto Lease Trust, Ser 2019-B, Cl A2A
2.280%, 02/15/2022	185	186
Ford Credit Auto Lease Trust, Ser 2019-B, Cl A4
2.270%, 11/15/2022	3,000	3,056
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A2
1.800%, 07/15/2022	436	438

214	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust, Ser 2020-B, Cl A2A
0.500%, 12/15/2022	$730	$731
Ford Credit Auto Owner Trust, Ser 2016-1, Cl A
2.310%, 08/15/2027 (A)	3,200	3,213
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (A)	1,400	1,447
Ford Credit Auto Owner Trust, Ser 2020-B, Cl A2
0.500%, 02/15/2023	2,006	2,008
Ford Credit Auto Owner Trust, Ser 2020-C, Cl A2
0.250%, 10/15/2023	710	710
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl A2
1.970%, 09/15/2023 (A)	504	507
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl A
2.580%, 07/17/2023 (A)	256	258
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (A)	291	294
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (A)	395	399
GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl A
0.690%, 10/16/2023 (A)	477	477
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	39	39
GLS Auto Receivables Trust, Ser 2019-2A, Cl A
3.060%, 04/17/2023 (A)	188	189
GM Financial Automobile Leasing Trust,Ser 2019-3, Cl A3
2.030%, 06/20/2022	700	706
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A2A
0.710%, 10/20/2022	471	472
GM Financial Automobile Leasing Trust, Ser 2020-3, Cl A1
0.178%, 10/20/2021	1,104	1,104
GM Financial Automobile Leasing Trust, Ser 2020-3, Cl A2A
0.350%, 11/21/2022	930	930
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	646	658
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A2
0.350%, 07/17/2023	1,415	1,416

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2020-4, Cl A2
0.260%, 11/16/2023	$460	$460
Harley-Davidson Motorcycle Trust, Ser 2020-A, Cl A2A
1.830%, 01/17/2023	681	685
Hertz Fleet Lease Funding, Ser 2019-1, Cl A1
0.598%, VAR ICE LIBOR USD 1 Month+0.470%, 01/10/2033 (A)	579	579
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (A)	648	657
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A2
0.740%, 11/15/2022	215	216
Hyundai Auto Lease Securitization Trust, Ser 2020-B, Cl A2
0.360%, 01/17/2023 (A)	1,020	1,021
Hyundai Auto Receivables Trust, Ser 2020-A, Cl A2
1.510%, 04/17/2023	1,275	1,284
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (A)	1,600	1,604
Mercedes-Benz Auto Lease Trust, Ser 2019-A, Cl A3
3.100%, 11/15/2021	241	242
Mercedes-Benz Auto Lease Trust, Ser 2020-A, Cl A2
1.820%, 03/15/2022	188	189
Mercedes-Benz Auto Lease Trust, Ser 2020-B, Cl A3
0.400%, 11/15/2023	1,915	1,918
Mercedes-Benz Auto Receivables Trust, Ser 2020-1, Cl A2
0.460%, 03/15/2023	1,030	1,031
Nissan Auto Lease Trust, Ser 2019-B, Cl A2A
2.270%, 10/15/2021	223	223
Nissan Auto Lease Trust, Ser 2020-A, Cl A2A
1.800%, 05/16/2022	560	563
Nissan Auto Lease Trust, Ser 2020-B, Cl A2
0.340%, 12/15/2022	1,205	1,206
Nissan Auto Receivables Owner Trust, Ser 2019-C, Cl A3
1.930%, 07/15/2024	573	585
Nissan Auto Receivables Owner Trust, Ser 2020-B, Cl A2A
0.470%, 10/17/2022	1,580	1,582
Prestige Auto Receivables Trust, Ser 2019-1A, Cl A2
2.440%, 07/15/2022 (A)	133	133
Prestige Auto Receivables Trust, Ser 2020-1A, Cl A2
0.520%, 02/15/2024 (A)	1,545	1,545

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	215

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (A)	$1,943	$1,960
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl A2
0.380%, 02/15/2023 (A)	1,250	1,250
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.620%, 05/15/2023	914	915
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A2
0.460%, 09/15/2023	760	760
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	1,500	1,503
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A2
0.420%, 09/15/2023	1,495	1,495
Santander Retail Auto Lease Trust, Ser 2019-C, Cl A2A
1.890%, 09/20/2022 (A)	780	786
Santander Retail Auto Lease Trust, Ser 2020-B, Cl A2
0.420%, 11/20/2023 (A)	960	961
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	548	556
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021	917	925
Tesla Auto Lease Trust, Ser 2019-A, Cl A2
2.130%, 04/20/2022 (A)	1,631	1,646
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (A)	1,115	1,117
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (A)	1,427	1,436
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (A)	1,005	1,016
Toyota Auto Receivables Owner Trust, Ser 2018-B, Cl A3
2.960%, 09/15/2022	170	171
Toyota Auto Receivables Owner Trust, Ser 2020-B, Cl A2
1.380%, 12/15/2022	667	671
United Auto Credit Securitization Trust, Ser 2020-1, Cl A
0.850%, 05/10/2022 (A)	284	284
Volkswagen Auto Lease Trust, Ser 2019-A, Cl A2A
2.000%, 03/21/2022	506	509

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust, Ser 2020-A, Cl A2
0.270%, 04/20/2023	$1,945	$1,938
Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A2A
0.930%, 12/20/2022	641	643
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl D
3.280%, 12/15/2022 (A)	737	739
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl A2B
0.611%, VAR ICE LIBOR USD 1 Month+0.470%, 02/15/2023 (A)	351	351
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl A2
2.150%, 02/15/2023 (A)	428	431
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl B
2.410%, 10/15/2024 (A)	2,130	2,166
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl A2A
0.930%, 02/15/2024 (A)	2,093	2,101
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.560%, 05/15/2024 (A)	3,965	3,967
Wheels SPV 2 LLC, Ser 2018-1A, Cl A2
3.060%, 04/20/2027 (A)	35	35
Wheels SPV 2 LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (A)	505	506
World Omni Auto Receivables Trust, Ser 2020-B, Cl A2A
0.550%, 07/17/2023	3,575	3,580
World Omni Auto Receivables Trust, Ser 2020-C, Cl A2
0.350%, 12/15/2023	1,665	1,666
World Omni Automobile Lease Securitization Trust, Ser 2020-B, Cl A2
0.320%, 09/15/2023	400	400
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	465	471
World Omni Select Auto Trust, Ser 2019-A, Cl A2A
2.060%, 08/15/2023	329	331
World Omni Select Auto Trust, Ser 2020-A, Cl A2
0.470%, 06/17/2024	1,040	1,040

		113,591

Credit Cards — 2.0%
BA Credit Card Trust, Ser 2018-A1, Cl A1
2.700%, 07/17/2023	850	854

216	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
0.651%, VAR ICE LIBOR USD 1 Month+0.510%, 09/16/2024	$1,250	$1,255
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	310	317
Evergreen Credit Card Trust, Ser 2019-2, Cl A
1.900%, 09/16/2024 (A)	535	550
Synchrony Card Funding LLC, Ser 2019-A1, Cl A
2.950%, 03/15/2025	1,690	1,747
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	3,751	3,784
Synchrony Credit Card Master Note Trust, Ser 2018-1, Cl A
2.970%, 03/15/2024	710	716
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
0.626%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/2024 (A)	1,100	1,100
Trillium Credit Card Trust II, Ser 2020-1A, Cl A
0.516%, VAR ICE LIBOR USD 1 Month+0.370%, 12/26/2024 (A)	1,065	1,066

		11,389

Mortgage Related Securities — 0.0%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.830%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	116	116

Other Asset-Backed Securities — 12.3%

Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A 3.460%,
10/15/2024 (A)	353	358
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (A)	900	903
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	463	463
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	2,455	2,489
Apidos CLO XII, Ser 2018-12A, Cl AR
1.317%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	925	916
Atlas Senior Loan Fund IX LLC, Ser 2018-9A, Cl A
1.088%, VAR ICE LIBOR USD 3 Month+0.870%, 04/20/2028 (A)	1,168	1,160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avant Loans Funding Trust, Ser 2019-B, Cl A
2.720%, 10/15/2026 (A)	$221	$222
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	411	423
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl AR
1.108%, VAR ICE LIBOR USD 3 Month+0.890%, 01/18/2029 (A)	335	332
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
1.188%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	997	986
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	483	490
CNH Equipment Trust, Ser 2019-C, Cl A2
1.990%, 03/15/2023	1,487	1,496
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/2023	1,070	1,074
Cole Park CLO, Ser 2018-1A, Cl AR
1.268%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (A)	1,150	1,149
Columbia Cent CLO, Ser 2018-27A, Cl A1
1.365%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	720	717
Conn’s Receivables Funding LLC, Ser 2020-A, Cl A
1.710%, 06/16/2025 (A)	1,072	1,073
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A
2.260%, 03/15/2028 (A)	623	628
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M2
1.080%, VAR ICE LIBOR USD 1 Month+0.930%, 06/25/2035	32	32
Dell Equipment Finance Trust, Ser 2019-1, Cl A2
2.780%, 08/23/2021 (A)	67	67
DLL LLC, Ser 2019-MT3, Cl A2
2.130%, 01/20/2022 (A)	605	607
Ford Credit Floorplan Master Owner Trust A, Ser 2018-3, Cl A1
3.520%, 10/15/2023	725	745
GreatAmerica Leasing Receivables Funding LLC, Ser 2020-1, Cl A2
1.760%, 06/15/2022 (A)	913	919
Home Partners of America Trust, Ser 2017-1, Cl B
1.486%, VAR ICE LIBOR USD 1 Month+1.350%, 07/17/2034 (A)	1,000	999
HPEFS Equipment Trust, Ser 2019-1A, Cl A2
2.190%, 09/20/2029 (A)	827	831

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	217

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
HPEFS Equipment Trust, Ser 2020-1A, Cl A2
1.730%, 02/20/2030 (A)	$435	$438
HPEFS Equipment Trust, Ser 2020-2A, Cl A2
0.650%, 07/22/2030 (A)	2,875	2,880
John Deere Owner Trust, Ser 2019-B, Cl A2
2.280%, 05/16/2022	278	279
KKR CLO, Ser 2018-21, Cl A
1.237%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	775	767
Kubota Credit Owner Trust, Ser 2020-1A, Cl A1
1.500%, 05/17/2021 (A)	15	15
Kubota Credit Owner Trust, Ser 2020-2A, Cl A2
0.410%, 06/15/2023 (A)	545	545
Madison Park Funding XII, Ser 2017-12A, Cl AR
1.478%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	25	25
Madison Park Funding XXX, Ser 2018-30A, Cl A
0.987%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (A)	1,350	1,336
Magnetite VII, Ser 2018-7A, Cl A1R2
1.037%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	1,250	1,241
Magnetite VIII, Ser 2018-8A, Cl AR2
1.217%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	679
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)	62	62
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (A)	310	313
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (A)	247	249
Marlette Funding Trust, Ser 2019-3A, Cl A
2.690%, 09/17/2029 (A)	283	285
Marlette Funding Trust, Ser 2019-4A, Cl A
2.390%, 12/17/2029 (A)	471	475
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (A)	154	155
Marlette Funding Trust, Ser 2020-2A, Cl A
1.020%, 09/16/2030 (A)	469	470
Mercedes-Benz Master Owner Trust, Ser 2019-AA, Cl A
0.491%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2023 (A)	1,405	1,407
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	208	218
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065	384	386

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	$399	$409
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(B)	211	213
MMAF Equipment Finance LLC, Ser 2019-A, Cl A2
2.840%, 01/10/2022 (A)	298	299
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (A)	311	313
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (A)	1,070	1,070
Morgan Stanley Capital 1 Trust, Ser 2012-STAR, Cl A1
2.084%, 08/05/2034 (A)	78	77
Nationstar HECM Loan Trust, Ser 2019-1A, Cl A
2.651%, 06/25/2029 (A)(B)	109	109
Nationstar HECM Loan Trust, Ser 2019-2A, Cl A
2.272%, 11/26/2029 (A)(B)	187	187
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A1
2.180%, 08/15/2068 (A)	355	355
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (A)	605	607
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	2,210	2,248
Navient Student Loan Trust, Ser 2018-1A, Cl A2
0.500%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2067 (A)	530	527
Navient Student Loan Trust, Ser 2019-2A, Cl A1
0.420%, VAR ICE LIBOR USD 1 Month+0.270%, 02/27/2068 (A)	230	230
Navistar Financial Dealer Note Master Owner Trust II, Ser 2019-1, Cl A
0.790%, VAR ICE LIBOR USD 1 Month+0.640%, 05/25/2024 (A)	1,600	1,603
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (A)	459	456
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
0.791%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	1,140	1,144

218	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Ser 2020-1A, Cl A1
0.941%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2025 (A)	$1,830	$1,840
Nissan Master Owner Trust Receivables, Ser 2019-A, Cl A
0.701%, VAR ICE LIBOR USD 1 Month+0.560%, 02/15/2024	1,075	1,080
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	308	308
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	196	196
NYCTL Trust, Ser 2018-A, Cl A 3.220%,
11/10/2031 (A)	227	229
NYCTL Trust, Ser 2019-A, Cl A 2.190%,
11/10/2032 (A)	364	369
OCP CLO, Ser 2017-8A, Cl A1R
1.068%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	143	143
OneMain Financial Issuance Trust, Ser 2018-1A, Cl A
3.300%, 03/14/2029 (A)	395	399
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A
3.480%, 02/14/2031 (A)	800	807
OZLM VII, Ser 2018-7RA, Cl A1R
1.228%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	946	939
OZLM XII, Ser 2018-12A, Cl A1R
1.264%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	552	550
Palmer Square CLO, Ser 2018-3A, Cl A2
1.571%, VAR ICE LIBOR USD 3 Month+1.350%, 08/15/2026 (A)	820	815
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (A)	695	701
PFS Financing, Ser 2020-F, Cl A
0.930%, 08/15/2024 (A)	2,015	2,026
Regional Management Issuance Trust, Ser 2019-1, Cl A
3.050%, 11/15/2028 (A)	175	178
SCF Equipment Leasing LLC, Ser 2020-1A, Cl A2
0.680%, 10/20/2025 (A)	990	991
Shackleton CLO, Ser 2018-6RA, Cl A
1.238%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	709	706
SLM Student Loan Trust, Ser 2007-6, Cl A4
0.595%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	369	368

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2020-A, Cl A1
0.441%, VAR ICE LIBOR USD 1 Month+0.300%, 03/15/2027 (A)	$909	$908
SoFi Consumer Loan Program Trust, Ser 2019-1, Cl A
3.240%, 02/25/2028 (A)	343	346
SoFi Consumer Loan Program Trust, Ser 2019-2, Cl A
3.010%, 04/25/2028 (A)	303	307
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	775	784
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (A)	1,300	1,314
SoFi Consumer Loan Program Trust, Ser 2020-1, Cl A
2.020%, 01/25/2029 (A)	906	916
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A1FX
2.060%, 05/15/2046 (A)	1,338	1,349
Symphony CLO XIV, Ser 2019-14A, Cl AR
1.179%, VAR ICE LIBOR USD 3 Month+0.950%, 07/14/2026 (A)	850	848
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A11
3.000%, 11/25/2057 (A)(B)	45	45
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	44	44
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	58	58
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	358	363
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	156	158
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	288	292
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	1,078	1,105
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	1,085	1,109
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	266	276
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.750%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	597	593
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	212	218

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	219

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2019-HY2,Cl A1
1.150%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/2058 (A)	$415	$416
Transportation Finance Equipment Trust,Ser 2019-1, Cl A2
1.900%, 01/24/2022 (A)	2,119	2,129
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.127%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	1,210	1,206
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	825	845
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	1,010	1,013
Volvo Financial Equipment LLC, Ser 2020-1A,Cl A2
0.370%, 04/17/2023 (A)	410	410
Voya CLO, 2017-1A, Cl A1R
1.118%, VAR ICE LIBOR USD 3 Month+0.900%, 01/18/2029 (A)	420	418
Voya CLO, Ser 2017-3A, Cl A1R
0.935%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	152	152

		71,418

Total Asset-Backed Securities (Cost $195,832) ($ Thousands)		196,514

CORPORATE OBLIGATIONS — 33.8%

Communication Services — 0.2%
Fox
3.666%, 01/25/2022	120	125
NBCUniversal Enterprise
0.625%, VAR ICE LIBOR USD 3 Month+0.400%, 04/01/2021 (A)	900	901

		1,026

Consumer Discretionary — 1.7%
American Honda Finance MTN
0.875%, 07/07/2023	550	556
0.329%, VAR ICE LIBOR USD 3 Month+0.120%, 01/21/2022	1,000	1,000
Daimler Finance North America LLC
0.663%, VAR ICE LIBOR USD 3 Month+0.450%, 02/22/2021 (A)	500	500
Ford Motor Credit LLC
1.503%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	750	740
Hyundai Capital America
1.170%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	725	726

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Marriott International
0.876%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	$575	$575
0.846%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	800	800
Nissan Motor Acceptance MTN
1.114%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	1,000	992
Toyota Motor Credit MTN
1.150%, 05/26/2022	825	835
VF
2.050%, 04/23/2022	850	869
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (A)	850	877
1.154%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	1,150	1,158

		9,628

Consumer Staples — 1.1%
Altria Group
4.750%, 05/05/2021	1,650	1,681
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	775	786
Cargil
l 1.375%, 07/23/2023 (A)	475	488
Howard University
2.801%, 10/01/2023	575	597
2.638%, 10/01/2021	240	243
Mondelez International
2.125%, 04/13/2023	130	135
0.625%, 07/01/2022	700	703
OhioHealth
1.119%, 11/15/2021	455	456
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (A)	425	425
Viatris
1.125%, 06/22/2022 (A)	875	883

		6,397

Energy — 1.9%
El Paso Pipeline Partners Operating LLC
5.000%, 10/01/2021	170	174
Kinder Morgan
5.000%, 02/15/2021 (A)	2,000	2,011
Kinder Morgan Energy Partners
3.500%, 03/01/2021	650	651
MPLX
1.342%, VAR ICE LIBOR USD 3 Month+1.100%, 09/09/2022	1,915	1,915
Occidental Petroleum
2.600%, 08/13/2021	350	346

220	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.163%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	$400	$398
Phillips 66
3.700%, 04/06/2023	455	487
0.833%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	665	665
Pioneer Natural Resource
3.450%, 01/15/2021	1,250	1,252
Saudi Arabian
Oil 1.250%, 11/24/2023 (A)	200	202
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	2,290	2,358
Valero Energy Corp
2.700%, 04/15/2023	375	390

		10,849

Financials — 18.3%
ABN AMRO Bank MTN
0.628%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (A)	950	951
AIG Global Funding
0.800%, 07/07/2023 (A)	570	576
Aon
2.200%, 11/15/2022	55	57
Assurant
1.483%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	127	127
Aviation Capital Group LLC
0.884%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	945	929
Bank of America
0.589%, VAR ICE LIBOR USD 3 Month+0.380%, 01/23/2022	1,200	1,200
Bank of America MTN
1.486%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	475	485
0.875%, VAR ICE LIBOR USD 3 Month+0.650%, 06/25/2022	1,900	1,906
Bank of Montreal MTN
0.766%, VAR United States Secured Overnight Financing Rate+0.680%, 03/10/2023	2,165	2,180
Bank of New York Mellon MTN
1.950%, 08/23/2022	375	386
Bank of Nova Scotia
0.865%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	800	805
0.633%, VAR United States Secured Overnight Financing Rate+0.550%, 09/15/2023	2,725	2,736
Barclays Bank
1.700%, 05/12/2022	350	356

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BBVA USA
0.980%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	$875	$878
BPCE
2.650%, 02/03/2021	725	728
BPCE MTN
3.000%, 05/22/2022 (A)	1,799	1,865
Canadian Imperial Bank of Commerce
0.884%, VAR United States Secured Overnight Financing Rate+0.800%, 03/17/2023	700	706
0.529%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	2,650	2,651
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate+0.616%, 01/27/2023	575	585
Charles Schwab
0.533%, VAR ICE LIBOR USD 3 Month+0.320%, 05/21/2021	720	721
Citibank
0.564%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	1,000	1,000
Citigroup
1.296%, VAR ICE LIBOR USD 3 Month+1.070%, 12/08/2021	595	600
0.951%, VAR United States Secured Overnight Financing Rate+0.870%, 11/04/2022	3,130	3,143
Citizens Bank
0.941%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	800	804
Cooperatieve Rabobank UA
3.125%, 04/26/2021	1,825	1,846
1.054%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,350	1,361
0.645%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	1,301	1,303
Credit Suisse Group Funding Guernsey
3.125%, 12/10/2020	1,175	1,176
Credit Suisse NY
2.100%, 11/12/2021	915	930
0.532%, VAR United States Secured Overnight Financing Rate+0.450%, 02/04/2022	3,165	3,169
Danske Bank
5.000%, 01/12/2022 (A)	850	890
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (A)	800	814
2.000%, 09/08/2021 (A)	426	431
Danske Bank MTN
2.800%, 03/10/2021 (A)	2,400	2,415

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	221

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Deutsche Bank NY
4.250%, 02/04/2021	$1,000	$1,006
1.031%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	750	750
Fifth Third Bank
0.655%, VAR ICE LIBOR USD 3 Month+0.440%, 07/26/2021	600	601
Fifth Third Bank MTN
1.800%, 01/30/2023	250	257
Goldman Sachs Group
5.750%, 01/24/2022	5,245	5,565
1.325%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	900	903
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/2023	895	897
HSBC Holdings
4.000%, 03/30/2022	750	786
Intercontinental Exchange
0.903%, VAR ICE LIBOR USD 3 Month+0.650%, 06/15/2023	1,000	1,004
Jackson National Life Global Funding
2.250%, 04/29/2021 (A)	525	529
0.730%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	1,620	1,624
KeyBank
1.023%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	1,300	1,310
0.874%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	2,250	2,264
Manufacturers & Traders Trust
0.485%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,950	1,951
Marsh & McLennan
3.500%, 12/29/2020	170	170
MassMutual Global Funding II
0.356%, VAR ICE LIBOR USD 3 Month+0.125%, 03/04/2021 (A)	1,000	1,000
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	874	884
Metropolitan Life Global Funding I
0.900%, 06/08/2023 (A)	575	583
Metropolitan Life Global Funding I MTN
0.653%, VAR United States Secured
Overnight Financing Rate+0.570%, 01/13/2023 (A)	825	829
Mizuho Financial Group
0.837%, VAR ICE LIBOR USD 3 Month+0.630%, 05/25/2024	1,200	1,202
Morgan Stanley
1.398%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	3,300	3,305

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
2.750%, 05/19/2022	$2,170	$2,244
0.782%, VAR United States Secured Overnight Financing Rate+0.700%, 01/20/2023	1,175	1,178
MUFG Union Bank
0.825%, VAR ICE LIBOR USD 3 Month+0.600%, 03/07/2022	1,750	1,759
National Australia Bank
1.875%, 12/13/2022	350	361
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.770%, 08/15/2023	850	856
Nationwide Building Society
2.000%, 01/27/2023 (A)	600	619
Nordea Bank ABP
1.000%, 06/09/2023 (A)	875	887
Pacific Life Global Funding II
0.500%, 09/23/2023 (A)	735	735
PNC Bank
1.743%, VAR ICE LIBOR USD 3 Month0.000%, 02/24/2023	850	865
0.530%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	2,950	2,954
Protective Life Global Funding
1.082%, 06/09/2023 (A)	610	620
Royal Bank of Canada MTN
0.683%, VAR ICE LIBOR USD 3 Month+0.470%, 04/29/2022	2,725	2,739
0.604%, VAR ICE LIBOR USD 3 Month+0.390%, 04/30/2021	810	811
0.532%, VAR United States Secured Overnight Financing Rate+0.450%, 10/26/2023	725	726
Santander UK
2.100%, 01/13/2023	360	372
0.845%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	850	852
Standard Chartered
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (A)	780	791
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/2023	1,265	1,306
Svenska Handelsbanken MTN
3.350%, 05/24/2021	1,460	1,481
0.675%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	850	852
Toronto-Dominion Bank
2.100%, 07/15/2022 (A)	2,000	2,057

222	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
0.680%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	$2,961	$2,968
0.562%, VAR United States Secured Overnight Financing Rate+0.480%, 01/27/2023	2,055	2,061
0.534%, VAR United States Secured Overnight Financing Rate+0.450%, 09/28/2023	725	726
UBS/London
1.750%, 04/21/2022 (A)	1,200	1,223
UniCredit MTN
6.572%, 01/14/2022 (A)	515	545
US Bank
0.530%, VAR ICE LIBOR USD 3 Month+0.310%, 02/04/2021	1,800	1,800
USAA Capital
1.500%, 05/01/2023 (A)	890	914
Wells Fargo
2.500%, 03/04/2021	950	955
1.240%, VAR ICE LIBOR USD 3 Month+1.025%, 07/26/2021	1,799	1,810

		106,197

Health Care — 1.9%
AbbVie
0.691%, VAR ICE LIBOR USD 3 Month+0.460%, 11/19/2021	2,165	2,170
Anthem
2.950%, 12/01/2022	925	969
Bristol-Myers Squibb
3.250%, 02/20/2023	675	716
2.550%, 05/14/2021	1,600	1,617
0.537%, 11/13/2023	775	776
Cigna
0.896%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021	600	600
CVS Health
2.125%, 06/01/2021	1,400	1,410
0.962%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	820	821
Gilead Sciences
0.370%, VAR ICE LIBOR USD 3 Month+0.150%, 09/17/2021	1,000	1,001
Royalty Pharma
0.750%, 09/02/2023 (A)	650	653
Stryker 0.600%, 12/01/2023	410	411

		11,144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.500%, 05/15/2021	$1,100	$1,116
Boeing
2.300%, 08/01/2021	695	702
Caterpillar Financial Services MTN
0.505%, VAR ICE LIBOR USD 3 Month+0.280%, 09/07/2021	2,650	2,655
DAE Funding LLC
5.250%, 11/15/2021 (A)	850	874
Equifax
1.091%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	735	738
Honeywell International
0.483%, 08/19/2022	3,835	3,841
John Deere Capital MTN
0.550%, 07/05/2022	1,425	1,432
Otis Worldwide
0.684%, VAR ICE LIBOR USD 3 Month+0.450%, 04/05/2023	3,390	3,391
PACCAR Financial MTN
0.800%, 06/08/2023	320	324
0.466%, VAR ICE LIBOR USD 3 Month+0.260%, 05/10/2021	400	400
Penske Truck Leasing LP
3.650%, 07/29/2021 (A)	575	586
Roper Technologies
0.450%, 08/15/2022	280	280

		16,339

Information Technology — 0.8%
Broadcom
3.125%, 04/15/2021	1,150	1,159
Hewlett Packard Enterprise
4.450%, 10/02/2023	675	743
0.954%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	600	600
0.929%, VAR ICE LIBOR USD 3 Month+0.680%, 03/12/2021	1,150	1,152
Microchip Technology
3.922%, 06/01/2021	934	949

		4,603

Materials — 0.2%
LYB International Finance III LLC
1.230%, VAR ICE LIBOR USD 3 Month+1.000%, 10/01/2023	875	876
Nutrition & Biosciences
0.697%, 09/15/2022 (A)	380	381

		1,257

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	223

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Sovereign — 2.3%
European Investment Bank
0.377%, VAR United States Secured Overnight Financing Rate+0.290%, 06/10/2022 (A)	$5,595	$5,605
Inter-American Development Bank
0.346%, VAR United States Secured Overnight Financing Rate+0.260%, 09/16/2022	4,345	4,350
Inter-American Development Bank MTN
0.437%, VAR ICE LIBOR USD 3 Month+0.200%, 07/15/2021	3,273	3,277

		13,232

Utilities — 2.6%
American Electric Power
0.680%, VAR ICE LIBOR USD 3 Month+0.480%, 11/01/2023	1,875	1,877
Consolidated Edison of New York
0.625%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	3,195	3,201
Dominion Energy
2.715%, –%, 0, 08/15/2021 (C)	155	157
2.450%, 01/15/2023 (A)	800	832
0.776%, VAR ICE LIBOR USD 3 Month+0.530%, 09/15/2023	2,560	2,564
DTE Energy
0.550%, 11/01/2022	1,920	1,923
Duke Energy Progress LLC
0.400%, VAR ICE LIBOR USD 3 Month+0.180%, 02/18/2022	1,450	1,450
PPL Electric Utilities
0.475%, VAR ICE LIBOR USD 3 Month+0.250%, 09/28/2023	1,585	1,586
Southern California Gas
0.577%, VAR ICE LIBOR USD 3 Month+0.350%, 09/14/2023	1,705	1,706

		15,296

Total Corporate Obligations
(Cost $194,873) ($ Thousands)		195,968

MORTGAGE-BACKED SECURITIES — 15.5%

Agency Mortgage-Backed Obligations — 6.2%
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
0.860%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	778	778
FHLMC
2.500%, 08/01/2028	794	830
0.450%, 07/28/2023 to 08/04/2023	5,675	5,671

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
0.375%, 06/08/2022	$2,825	$2,825
0.320%, 10/20/2022	2,850	2,849
FHLMC ARM
2.731%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.022%, 02/01/2030	14	14
2.160%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.901%, 02/01/2022	1	1
FHLMC CMO, Ser 2010-3745, Cl GP
4.000%, 06/15/2039	183	184
FHLMC CMO, Ser 2011-3896, Cl PA
4.000%, 03/15/2040	90	92
FHLMC CMO, Ser 2011-3903, Cl QC
2.250%, 03/15/2041	123	124
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	751	765
FHLMC CMO, Ser 2013-4159, Cl LA
3.500%, 02/15/2040	875	897
FHLMC CMO, Ser 2013-4206, Cl CA
3.000%, 05/15/2037	384	386
FHLMC CMO, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	82	84
FHLMC CMO, Ser 2014-4297, Cl CA
3.000%, 12/15/2030	611	625
FHLMC CMO, Ser 2014-4323, Cl GA
3.000%, 06/15/2040	181	182
FHLMC CMO, Ser 2014-4323, Cl CA
4.000%, 03/15/2040	99	101
FHLMC CMO, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	898	925
FHLMC CMO, Ser 2014-4385, Cl Q
3.000%, 07/15/2039	845	854
FHLMC CMO, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	600	619
FHLMC CMO, Ser 2014-4390, Cl NC
3.000%, 05/15/2039	368	372
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K016, Cl A2 2.968%, 10/25/2021	593	603
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K721, Cl A2 3.090%, 08/25/2022 (B)	1,625	1,681
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K020, Cl A1 1.573%, 01/25/2022	38	38
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K037, Cl A1 2.592%, 04/25/2023	1,282	1,314
FNMA
6.000%, 01/01/2027 to 04/01/2040	144	170
5.500%, 12/01/2023 to 12/01/2024	245	253
5.000%, 02/01/2023 to 03/01/2025	57	61

224	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.500%, 09/01/2032	$2,808	$2,972
FNMA ARM
3.720%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	1	1
3.715%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	5	5
3.604%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.282%, 11/01/2023	–	–
2.871%, VAR ICE LIBOR USD 6 Month+1.814%, 09/01/2024	12	12
2.770%, VAR ICE LIBOR USD 6 Month+1.772%, 09/01/2024	6	6
2.470%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.084%, 05/01/2028	1	1
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	2	2
FNMA CMO, Ser 2001-33, Cl FA
0.600%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2031	5	5
FNMA CMO, Ser 2002-64, Cl FG
0.394%, VAR ICE LIBOR USD 1 Month+0.250%, 10/18/2032	2	2
FNMA CMO, Ser 2011-18, Cl LA
4.000%, 08/25/2039	110	111
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	7	7
FNMA CMO, Ser 2011-87, Cl JA
3.000%, 06/25/2040	550	559
FNMA CMO, Ser 2012-6, Cl E
3.000%, 05/25/2037	548	553
FNMA CMO, Ser 2013-100, Cl CA
4.000%, 03/25/2039	89	90
FNMA CMO, Ser 2013-97, Cl KA
3.000%, 11/25/2031	104	108
FNMA REMICS CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	462	469
FNMA REMICS CMO, Ser 2015-46, Cl BA
3.000%, 05/25/2041	499	506
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	256	260
FNMA, Ser 2017-M13, Cl FA
0.550%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	199	199
FNMA, Ser M4, Cl 1A2
2.976%, 04/25/2022 (B)	225	228
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.510%, 01/25/2046 (A)(B)	1,435	1,434
GNMA CMO, Ser 2010-151, Cl KA
3.000%, 09/16/2039	95	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-158, Cl CA
3.000%, 10/20/2026	$660	$676
GNMA CMO, Ser 2013-124, Cl CP
2.500%, 06/20/2041	195	197
GNMA CMO, Ser 2013-190, Cl GA
2.500%, 11/20/2038	1,131	1,156
GNMA CMO, Ser 2015-119, Cl TG
1.800%, 05/20/2041	1,428	1,444
GNMA CMO, Ser 2015-56, Cl LB
1.500%, 04/16/2040	1,005	1,015
Mortgage-Linked Amortizing Notes,Ser 2012-1, Cl A10
2.060%, 01/15/2022	232	236

		35,650

Non-Agency Mortgage-Backed Obligations — 9.3%
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	75	76
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	184	188
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	465	476
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(B)	706	723
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	492	499
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	2	2
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	31	31
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059 (A)(B)	150	152
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065 (A)(B)	1,261	1,270
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065 (A)(B)	793	797
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (A)(B)	459	473
Banc of America Commercial Mortgage Securities Trust, Ser UB10, Cl A2
2.723%, 07/15/2049	812	821
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.093%, 07/25/2035 (B)	74	73

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	225

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.623%, 11/25/2035 (B)	$9	$9
BANK, Ser BN10, Cl A1
2.624%, 02/15/2061	534	542
BBCMS Mortgage Trust, Ser C8, Cl A1
0.601%, 10/15/2053	936	938
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.446%, 06/25/2035 (B)	39	39
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
3.087%, 08/25/2035 (B)	81	80
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060 (A)(B)	786	787
Bunker Hill Loan Depositary Trust, Ser 2019- 1, Cl A1
3.613%, 10/26/2048 (A)	185	193
Bunker Hill Loan Depositary Trust, Ser 2019- 1, Cl A2
3.817%, 10/26/2048 (A)	786	816
Bunker Hill Loan Depositary Trust, Ser 2020- 1, Cl A1
1.724%, 02/25/2055 (A)(B)	497	502
BWAY Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033 (A)	424	438
BX Commercial Mortgage Trust, Ser 2018- IND, Cl A
0.891%, VAR LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	197	197
BX Commercial Mortgage Trust, Ser 2019- XL, Cl B
1.221%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (A)	617	616
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.061%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	949	949
CGDBB Commercial Mortgage Trust,Ser 2017-BIOC, Cl A
0.931%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	731	731
CHC Commercial Mortgage Trust, Ser 2019- CHC, Cl A
1.261%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	1,275	1,219
CHL Mortgage Pass-Through Trust, Ser 2004- 29, Cl 1A1
0.690%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	14	13
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	493	504

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
1.061%, VAR LIBOR USD 1 Month+0.920%, 12/15/2036 (A)	$1,150	$1,150
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
3.046%, 09/25/2034 (B)	14	13
Citigroup Mortgage Loan Trust, Ser 2006- AR2, Cl 1A1
3.608%, 03/25/2036 (B)	74	65
Citigroup Mortgage Loan Trust, Ser 2018- RP2, Cl A1
3.500%, 02/25/2058 (A)(B)	409	434
Citigroup Mortgage Loan Trust, Ser 2019- IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	186	189
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	137	138
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(B)	128	129
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/2050 (A)(B)	432	437
COLT Mortgage Loan Trust, Ser 2020-1R, Cl A1
1.255%, 09/25/2065 (A)(B)	932	933
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065 (A)(B)	206	208
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065 (A)(B)	804	804
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065 (A)(B)	516	520
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	53	53
COMM Mortgage Trust, Ser CR22, Cl A2
2.856%, 03/10/2048	315	315
COMM Mortgage Trust, Ser CR23, Cl A2
2.852%, 05/10/2048	452	454
COMM Mortgage Trust, Ser CR27, Cl A2
2.223%, 10/10/2048	94	94
COMM Mortgage Trust, Ser LC17, Cl A2
3.164%, 10/10/2047	2	2
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.121%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (A)	745	745
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.371%, VAR LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	2,180	2,177
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	17	17

226	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust,
Ser 2017-2A, Cl A1 2.453%, 06/25/2047 (A)(B)	$55	$55
Deephaven Residential Mortgage Trust,
Ser 2017-3A, Cl A1 2.577%, 10/25/2047 (A)(B)	52	53
Deephaven Residential Mortgage Trust,
Ser 2018-1A, Cl A1 2.976%, 12/25/2057 (A)(B)	110	110
Deephaven Residential Mortgage Trust,
Ser 2018-2A, Cl A1 3.479%, 04/25/2058 (A)(B)	265	270
Deephaven Residential Mortgage Trust,
Ser 2018-3A, Cl A1 3.789%, 08/25/2058 (A)(B)	306	308
Deephaven Residential Mortgage Trust,
Ser 2019-3A, Cl A1 2.964%, 07/25/2059 (A)(B)	423	429
Deephaven Residential Mortgage Trust,
Ser 2019-4A, Cl A1 2.791%, 10/25/2059 (A)(B)	1,016	1,033
Deephaven Residential Mortgage Trust,
Ser 2020-2, Cl A1 1.692%, 05/25/2065 (A)	789	793
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065 (A)(B)	257	257
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
3.950%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	88	88
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	19	19
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.050%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	725	775
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
1.000%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	215	214
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065 (A)	456	457
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.422%, 11/19/2035 (B)	116	110
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	1,992	2,027
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
0.841%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	665	665

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser GS2, Cl A2
2.635%, 05/10/2049	$31	$31
GS Mortgage Securities Trust, Ser GS4, Cl A2
2.905%, 11/10/2049	1,528	1,542
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.326%, 07/25/2035 (B)	126	92
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.625%, 05/25/2037 (B)	118	91
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.910%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	33	33
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.670%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	39	38
Impac CMB Trust, Ser 2005-3, Cl A1
0.630%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	38	37
Impac CMB Trust, Ser 2005-5, Cl A1
0.790%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	30	30
Impac CMB Trust, Ser 2005-8, Cl 1A
0.670%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	100	99
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.099%, 08/25/2035 (B)	39	36
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.598%, 05/25/2037 (B)	73	67
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A)(B)	36	36
JPMorgan Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 01/25/2047 (A)(B)	668	669
JPMorgan Mortgage Trust, Ser 2018-6, Cl 1A3
3.500%, 12/25/2048 (A)(B)	163	164
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
0.900%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	381	380
JPMorgan Mortgage Trust, Ser 2018-9, Cl A5
4.000%, 02/25/2049 (A)(B)	87	87
JPMorgan Mortgage Trust, Ser 2019-5, Cl A4
4.000%, 11/25/2049 (A)(B)	139	139
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.941%, VAR LIBOR USD 1 Month+0.800%, 05/15/2036 (A)	290	289
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	2,514	2,561

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	227

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Securities Investment, Ser 2019-4, Cl A1
1.655%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (A)	$609	$600
Merit, Ser HILL, Cl A
1.291%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2037 (A)	1,205	1,207
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.690%, VAR ICE LIBOR USD 1 Month+0.540%, 04/25/2035	2	2
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.524%, 06/25/2037 (B)	97	75
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	98	99
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(B)	228	235
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058 (A)(B)	683	711
Morgan Stanley Capital I Trust, Ser 2014- MP, Cl A
3.469%, 08/11/2033 (A)	930	942
MortgageIT Trust, Ser 2005-5, Cl A1
0.670%, VAR ICE LIBOR USD 1 Month+0.520%, 12/25/2035	99	99
MTRO Commercial Mortgage Trust, Ser 2019-
TECH, Cl A 1.041%, VAR LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	775	772
New Residential Mortgage LLC, Ser 2018- FNT1, Cl A
3.610%, 05/25/2023 (A)	609	610
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	277	295
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	656	708
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(B)	308	333
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(B)	282	288
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060 (A)(B)	527	530
OBX Trust, Ser 2018-1, Cl A2
0.800%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	56	56

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2018-EXP2, Cl 2A1A
0.900%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2058 (A)	$321	$320
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	148	148
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.441%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	103	99
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.470%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	234	234
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.849%, 07/27/2037 (B)	96	85
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 02/25/2024 (A)(B)	280	285
RMF Buyout Issuance Trust, Ser 2020-1, Cl A
2.158%, 02/25/2030 (A)(B)	344	345
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.687%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	12	11
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/2047 (A)(B)	307	308
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	243	251
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A11
4.000%, 08/25/2048 (A)(B)	354	356
Spruce Hill Mortgage Loan Trust, Ser 2019-SH1, Cl A1
3.395%, 04/29/2049 (A)(B)	250	253
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(B)	486	497
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (A)(B)	295	297
UBS-Citigroup Commercial Mortgage Trust, Ser C1, Cl A3
3.595%, 01/10/2045	730	741
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(B)	289	291
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (A)(B)	269	272
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(B)	300	304
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (A)	482	493
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (A)(B)	408	419

228	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060 (A)	$236	$241
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065 (A)	526	529
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.688%, 03/25/2036 (B)	131	126
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	620	643
Wells Fargo Commercial Mortgage Trust, Ser NXS2, Cl A2
3.020%, 07/15/2058	738	750
Wells Fargo Commercial Mortgage Trust, Ser RC1, Cl A2
3.118%, 01/15/2060	834	851
WinWater Mortgage Loan Trust, Ser 2015-5,Cl A5
3.500%, 08/20/2045 (A)(B)	172	172

		53,998

Total Mortgage-Backed Securities (Cost $89,131) ($ Thousands)		89,648

U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bills	8,550	8,546
0.169%, 05/20/2021 (C)
0.165%, 04/22/2021 (C)	1,520	1,520
0.140%, 08/12/2021 (C)	2,800	2,798
0.140%, 10/07/2021 (C)	4,425	4,421
U.S. Treasury Notes
1.750%, 09/30/2022	6,580	6,774
1.625%, 12/31/2021	8,100	8,233
1.250%, 10/31/2021	15,505	15,664
1.125%, 07/31/2021	8,600	8,659
0.200%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	1,450	1,450

Total U.S. Treasury Obligations (Cost $57,894) ($ Thousands)		58,065

MUNICIPAL BONDS — 1.7%

California — 0.8%
Bay Area, Toll Authority, Sub-Ser, RB
2.075%, 04/01/2021	2,440	2,454
California State, Infrastructure & Economic Development Bank, AMT, RB Callable 07/01/2021 @ 100
0.450%, 01/01/2050 (A)(D)	965	965

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO Callable 10/01/2021 @ 100
0.933%, 04/01/2047 (D)	$1,150	$1,150
University of California, Ser BF, RB
0.455%, 05/15/2022	230	230

		4,799

Florida — 0.1%
Florida State, Development Finance Authority, RB
1.645%, 04/01/2021	405	406

Illinois — 0.0%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	145	147

Nevada — 0.1%
Nevada State, Department of Business & Industry, AMT, RB Callable 07/01/2021 @ 100
0.500%, 01/01/2050 (A)(D)	405	405

New York — 0.6%
Long Island, Power Authority, Ser C Callable 06/01/2021 @ 100
0.659%, 03/01/2022	790	789
New York, Transportation Development Authority, RB
1.360%, 12/01/2021	535	535
Port Authority of New York & New Jersey, Ser 208, RB
2.667%, 09/15/2021	2,380	2,421

		3,745

Texas — 0.1%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (D)	375	379
City of Houston, Airport System Revenue, Sub-Ser C, RB
0.883%, 07/01/2022	180	180

		559

Total Municipal Bonds (Cost $10,007) ($ Thousands)		10,061

COMMERCIAL PAPER — 1.4%
Arabella Finance LLC
0.418%, 01/04/2021 (C)	2,375	2,374
Northwest Natural Gas Company
0.401%, 04/30/2021 (C)	3,000	2,997

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	229

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Toronto-Dominion Bank
0.110%, 12/03/2020 (C)	$3,000	$3,000

Total Commercial Paper (Cost $8,369) ($ Thousands)		8,371

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FFCB
1.900%, 06/24/2021	2,200	2,222
0.530%, 01/18/2022	3,650	3,664

Total U.S. Government Agency Obligations (Cost $5,868) ($ Thousands)		5,886

SOVEREIGN DEBT — 0.7%

Province of Quebec Canada
2.375%, 01/31/2022	4,232	4,331

Total Sovereign Debt
(Cost $4,276) ($ Thousands)		4,331

CERTIFICATE OF DEPOSIT — 0.5%
Toronto-Dominion Bank
0.220%, 02/25/2021	3,000	3,000

Total Certificate of Deposit (Cost $3,000) ($ Thousands)		3,000

	Shares

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	10,863,011	10,863

Total Cash Equivalent (Cost $10,863) ($ Thousands)		10,863

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 1.3%
BNP Paribas
0.090%, dated on 11/30/20, to be repurchased on 12/01/20, repurchase price $7,400,019 (collateralized by various U.S. Government Agency and Treasury Obligations, 2.385% - 7.625%, 02/15/25 - 07/01/50, ranging in par value from $100 - $18,471,457; with total market value of $7,548,000) (E)	$7,400	$7,400

Total Repurchase Agreement (Cost $7,400) ($ Thousands)		7,400

Total Investments in Securities — 101.7% (Cost $587,513) ($ Thousands)		$590,107

230	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(38)	Mar-2021	$(5,241)	$(5,251)	$(10)
U.S. 2-Year Treasury Note	154	Apr-2021	34,000	34,011	11
U.S. 5-Year Treasury Note	15	Apr-2021	1,888	1,891	3
U.S. Long Treasury Bond	(1)	Mar-2021	(174)	(175)	(1)

			$30,473	$30,476	$3

Percentages are based on Net Assets of $580,043 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2020, the value of these securities amounted to $217,038 ($ Thousands), representing 37.4% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset-Backed Securities	–	196,514	–	196,514
Corporate Obligations	–	195,968	–	195,968
Mortgage-Backed Securities	–	89,648	–	89,648
U.S. Treasury Obligations	–	58,065	–	58,065
Municipal Bonds	–	10,061	–	10,061
Commercial Paper	–	8,371	–	8,371
U.S. Government Agency Obligations	–	5,886	–	5,886
Sovereign Debt	–	4,331	–	4,331
Certificate of Deposit	–	3,000	–	3,000
Cash Equivalent	10,863	–	–	10,863
Repurchase Agreement	–	7,400	–	7,400

Total Investments in Securities	10,863	579,244	–	590,107

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	14	–	–	14
Unrealized Depreciation	(11)	–	–	(11)

Total Other Financial Instruments	3	–	–	3

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$36,670	$117,407	$(143,214)	$ —	$ —	$10,863	10,863,011	$ 1	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	231

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Debt Fund

  Sector Weightings†:

†Percentages based on total investments.

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 94.3%

Albania — 0.0%
Albania Government International Bond
3.500%, 10/09/2025	EUR	579	$734

Angola — 0.8%
Angola Via Avenir II BV MTN
10.001%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		$5,070	4,517
4.757%, VAR ICE LIBOR USD 6 Month+4.500%, 12/07/2023		672	598
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		3,733	2,982
Angolan Government International Bond
9.375%, 05/08/2048		3,623	3,160
9.375%, 05/08/2048 (A)		590	515
8.250%, 05/09/2028		1,396	1,248
Angolan Government International Bond MTN
9.125%, 11/26/2049 (A)		1,550	1,328
9.125%, 11/26/2049		1,179	1,010
8.000%, 11/26/2029		3,279	2,860
8.000%, 11/26/2029 (A)		959	836

			19,054

Argentina — 1.4%
Adecoagro
6.000%, 09/21/2027 (A)		960	1,003
Argentina Treasury Bond BONCER
2.000%, 11/09/2026	ARS	138,365	769
Argentine Republic Government International Bond
2.500%, 2.500%, 07/09/2021, 07/09/2021 (B)		$8,230	2,987
2.000%, 2.000%, 07/09/2021, 07/09/2021 (B)		9,209	3,638
1.125%, 1.130%, 07/09/2021, 07/09/2021 (B)		3,324	1,183
1.125%, 1.130%, 07/09/2021, 07/09/2021 (B)		2,798	982
1.000%, 07/09/2029		13,998	5,949

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.500%, 0.500%, 07/09/2021, 07/09/2021 (B)		$30,775	$12,018
0.500%, 07/09/2029	EUR	13	6
0.125%, 07/09/2030		407	176
Provincia de Buenos Aires
7.875%, 06/15/2027 (F)		$454	166
5.375%, 01/20/2023 (F)	EUR	910	357
Provincia de Cordoba
7.125%, 06/10/2021 (A)		$709	425
Rio Energy
6.875%, 02/01/2025 (A)		1,522	1,062

			30,721

Armenia — 0.0%
Armenia Government International Bond
3.950%, 09/26/2029		1,055	1,022

Azerbaijan — 0.9%
Azerbaijan Government International Bond
5.125%, 09/01/2029		2,772	3,064
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		2,102	2,517
6.875%, 03/24/2026		5,677	6,798
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		3,691	4,623
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		2,290	2,434
4.750%, 03/13/2023		229	243

			19,679

Bahrain — 0.7%
Bahrain Government International Bond
6.125%, 08/01/2023		849	910
6.000%, 09/19/2044		402	408
5.625%, 09/30/2031 (A)		2,176	2,274
5.625%, 09/30/2031		1,168	1,220
5.450%, 09/16/2032 (A)		5,806	6,023
5.450%, 09/16/2032		712	739
CBB International Sukuk Programme SPC
6.250%, 11/14/2024		1,845	2,020
3.950%, 09/16/2027 (A)		1,071	1,097
Oil and Gas Holding BSCC (A)
8.375%, 11/07/2028		810	933
7.625%, 11/07/2024		1,142	1,257

			16,881

Belarus — 0.4%
Belarus Government International Bond
7.625%, 06/29/2027		2,248	2,407
6.875%, 02/28/2023 (A)		694	714
6.200%, 02/28/2030		2,174	2,174
5.875%, 02/24/2026		739	742
Belarus Ministry of Finance
6.378%, 02/24/2031		999	1,000

232	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.378%, 02/24/2031 (A)		$626	$626
5.875%, 02/24/2026 (A)		650	652

			8,315

Belize — 0.0%
Belize Government International Bond
5.000%, 02/20/2038		1,517	702

Benin — 0.1%
Benin Government International Bond
5.750%, 03/26/2026 (A)	EUR	1,840	2,284

Bermuda — 0.3%
Bermuda Government International Bond
4.750%, 02/15/2029		$1,764	2,138
3.717%, 01/25/2027		2,093	2,324
3.375%, 08/20/2050		458	486
2.375%, 08/20/2030 (A)		1,111	1,153
2.375%, 08/20/2030		306	318

			6,419

Brazil — 4.9%
Brazil Letras do Tesouro Nacional (C)
6.283%, 01/01/2024	BRL	38,000	5,839
2.575%, 07/01/2021		40,208	7,361
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$1,451	1,502
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,692	1,802
5.333%, 02/15/2028		1,362	1,450
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	1,442	1,140
6.000%, 08/15/2050		2,286	1,843
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2023		120,849	24,483
10.000%, 01/01/2025		54,816	11,355
10.000%, 01/01/2027		61,650	12,872
10.000%, 01/01/2029		50,791	10,729
10.000%, 01/01/2031		8,895	1,873
Brazilian Government International Bond
6.000%, 04/07/2026		$499	592
5.625%, 02/21/2047		928	1,095
5.000%, 01/27/2045		3,810	4,216
4.625%, 01/13/2028		567	630
4.500%, 05/30/2029		965	1,065
3.875%, 06/12/2030		5,951	6,213
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		232	241
CSN Inova Ventures
6.750%, 01/28/2028 (A)		800	838
CSN Resources
7.625%, 04/17/2026 (A)		1,063	1,145

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Gol Finance
7.000%, 01/31/2025 (A)(D)		$1,322	$1,180
JBS Investments II GmbH
5.750%, 01/15/2028 (A)		644	687
Minerva Luxembourg
6.500%, 09/20/2026 (A)		1,291	1,371
MV24 Capital BV
6.748%, 06/01/2034 (A)		1,235	1,336
Petrobras Global Finance BV
6.900%, 03/19/2049		3,160	3,822
5.750%, 02/01/2029		736	851
5.093%, 01/15/2030		309	340
Suzano Austria GmbH (A)
7.000%, 03/16/2047		572	744
6.000%, 01/15/2029		406	484
5.000%, 01/15/2030		687	776
Vale Overseas Ltd
3.750%, 07/08/2030		250	275
Votorantim Cimentos International
7.250%, 04/05/2041		876	1,161

			111,311

Cameroon — 0.1%
Cameroon International Bond
9.500%, 11/19/2025 (A)		1,834	1,993

Canada — 0.0%
First Quantum Minerals
7.500%, 04/01/2025 (A)		528	548

Cayman Islands — 0.3%
Bioceanico Sovereign Certificate Ltd
2.501%, 06/05/2034 (C)		3,601	2,656
Neon Capital MTN
1.998%, 01/06/2028 (E)	JPY	429,141	3,196

			5,852

Chile — 1.3%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		$1,691	1,850
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2043	CLP	1,520,000	2,680
4.700%, 09/01/2030 (A)		750,000	1,135
2.800%, 10/01/2033 (A)		1,370,000	1,707
Celulosa Arauco y Constitucion
5.150%, 01/29/2050 (A)		$811	905
Cencosud
4.375%, 07/17/2027 (A)		2,283	2,533
Chile Government International Bond
3.500%, 01/25/2050		2,988	3,403
2.450%, 01/31/2031		5,592	5,928

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	233

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (A)		$217	$241
Nacional del Cobre de Chile
5.625%, 10/18/2043		629	870
4.500%, 09/16/2025 (A)(D)		1,556	1,772
4.375%, 02/05/2049 (A)		2,159	2,623
3.750%, 01/15/2031 (A)		234	264
3.700%, 01/30/2050 (A)		794	871
3.625%, 08/01/2027		500	555
3.625%, 08/01/2027 (A)		488	541
3.150%, 01/14/2030 (A)		522	565
3.000%, 09/30/2029 (A)		1,365	1,461

			29,904

China — 2.8%
Alibaba Group Holding
4.200%, 12/06/2047		456	583
Blossom Joy
3.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.799%, 04/21/2169		243	243
Charming Light Investments Ltd MTN
4.375%, 12/21/2027		1,500	1,688
China Government Bond
3.390%, 03/16/2050	CNY	12,060	1,677
3.130%, 11/21/2029		8,560	1,287
3.120%, 12/05/2026		12,100	1,838
2.850%, 06/04/2027		63,890	9,473
2.680%, 05/21/2030		63,550	9,197
1.990%, 04/09/2025		85,700	12,434
China Government International Bond
3.250%, 10/19/2023		$2,851	3,083
1.875%, 12/03/2022		979	1,007
0.550%, 10/21/2025 (A)		1,700	1,697
0.400%, 10/21/2023 (A)		3,830	3,836
China Minmetals Corp
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%, 11/13/2168		940	946
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2169		3,389	3,441
Chinalco Capital Holdings Ltd
4.250%, 04/21/2022		900	914
4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788%, 03/11/2169		307	315
CNAC HK Finbridge Co Ltd
5.125%, 03/14/2028		608	665
4.625%, 03/14/2023		2	2
3.375%, 06/19/2024		230	231
Country Garden Holdings
4.800%, 08/06/2030		573	610

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Dianjian Haiyu Ltd
4.300%, 12/20/2168		$205	$210
Dianjian International Finance Ltd
4.600%, 07/19/2169 (E)		448	461
ENN Clean Energy International Investment
7.500%, 02/27/2021		550	552
Huarong Finance 2017 Co Ltd
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 07/24/2169		2,161	2,191
Leader Goal International MTN
4.250%, 07/19/2169 (E)		263	268
Meituan
3.050%, 10/28/2030	CNY	238	247
Minmetals Bounteous Finance BVI
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.209%, 09/03/2169		$1,080	1,094
Shimao Group Holdings
5.600%, 07/15/2026		555	604
Sinopec Group Overseas Development 2018
2.700%, 05/13/2030		196	203
Tencent Holdings MTN
3.240%, 06/03/2050 (A)		620	647
Wanda Properties International
7.250%, 01/29/2024		608	602

			62,246

Colombia — 5.9%
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	2,864
9.850%, 06/28/2027		994,000	360
8.125%, 05/21/2024		$821	995
7.750%, 04/14/2021	COP	3,729,000	1,057
7.375%, 09/18/2037		$734	1,053
6.125%, 01/18/2041		2,470	3,264
5.625%, 02/26/2044		2,105	2,680
5.000%, 06/15/2045		2,296	2,761
4.500%, 03/15/2029		2,811	3,202
4.375%, 03/21/2023	COP	4,586,000	1,305
4.000%, 02/26/2024		$1,285	1,380
3.125%, 04/15/2031		8,238	8,646
3.000%, 01/30/2030		3,907	4,065
Colombian TES
10.000%, 07/24/2024	COP	9,689,300	10,076
7.750%, 09/18/2030		9,555,800	6,357
7.500%, 08/26/2026		729,000	16,358
7.250%, 10/18/2034		4,881,400	7,642
7.000%, 05/04/2022		7,574,600	2,245
7.000%, 06/30/2032		2,254,700	6,768
6.250%, 11/26/2025		3,335,800	10,200
6.000%, 04/28/2028		2,854,100	15,687
5.750%, 11/03/2027		447,500	14,812

234	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.000%, 03/25/2033	COP	845,500	$676
Ecopetrol
7.375%, 09/18/2043		$377	507
6.875%, 04/29/2030		686	869
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	264
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027		4,600,000	1,325
7.625%, 09/10/2024		2,224,000	647
7.625%, 09/10/2024		1,827,000	532
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	424
7.875%, 08/12/2024		1,095,000	330
Geopark Ltd
6.500%, 09/21/2024 (A)		$729	743
Grupo Aval
4.375%, 02/04/2030 (A)		1,083	1,116
Millicom International Cellular
6.250%, 03/25/2029 (A)		597	682

			131,892

Costa Rica — 0.5%
Costa Rica Government International Bond
7.158%, 03/12/2045		6,566	5,722
7.158%, 03/12/2045		600	523
7.158%, 03/12/2045 (A)		225	196
7.000%, 04/04/2044		1,860	1,603
7.000%, 04/04/2044		780	673
6.125%, 02/19/2031		1,547	1,365
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		290	215

			10,297

Croatia — 0.1%
Croatia Government International Bond
6.375%, 03/24/2021		1,895	1,928
1.500%, 06/17/2031	EUR	900	1,158

			3,086

Czech Republic — 1.1%
Czech Republic Government Bond
2.750%, 07/23/2029	CZK	123,530	6,374
2.400%, 09/17/2025		128,970	6,301
2.000%, 10/13/2033		10,500	513
1.250%, 02/14/2025		63,250	2,937
1.200%, 03/13/2031		58,770	2,652
1.000%, 06/26/2026		13,140	599
0.950%, 05/15/2030		100,740	4,452

			23,828

Dominican Republic — 1.4%
Dominican Republic Government Bond
11.250%, 02/05/2027	DOP	20,700	401
7.450%, 04/30/2044 (A)		$587	723

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Dominican Republic International Bond
9.750%, 06/05/2026 (A)	DOP	40,200	$730
8.900%, 02/15/2023 (A)		61,250	1,074
6.850%, 01/27/2045		$3,513	4,084
6.500%, 02/15/2048		6,158	6,903
6.400%, 06/05/2049		1,501	1,664
5.875%, 01/30/2060 (A)		3,872	4,027
5.875%, 01/30/2060		3,598	3,742
5.500%, 01/27/2025		720	783
4.875%, 09/23/2032 (A)		3,788	4,053
4.500%, 01/30/2030 (A)		3,270	3,429

			31,613

Ecuador — 0.7%
Ecuador Government International Bond
8.087%, 07/31/2030 (C)		1,613	706
6.735%, 07/31/2030 (A)(C)		2,674	1,170
5.000%, 5.000%, 07/31/2021, 07/31/2021 (A)(B)		6,498	4,097
5.000%, 5.000%, 07/31/2021, 07/31/2021 (B)		500	315
1.000%, 1.000%, 07/31/2021, 07/31/2021 (A)(B)		13,506	7,314
0.500%, 0.500%, 07/31/2021, 07/31/2021 (A)(B)		3,854	1,886

			15,488

Egypt — 2.8%
Egypt Government Bond
18.000%, 11/06/2028	EGP	44,214	3,282
17.700%, 08/07/2025		42,975	3,061
16.300%, 04/09/2024		21,507	1,448
16.100%, 05/07/2029		21,345	1,467
14.406%, 07/07/2027		24,826	1,580
14.196%, 07/07/2023		30,301	1,933
Egypt Government International Bond
8.875%, 05/29/2050 (A)		$6,610	7,343
8.700%, 03/01/2049 (A)		921	1,008
8.700%, 03/01/2049		820	898
7.903%, 02/21/2048		984	1,017
7.625%, 05/29/2032 (A)		8,187	8,944
7.625%, 05/29/2032		756	826
6.588%, 02/21/2028 (A)		936	1,001
5.250%, 10/06/2025 (A)		2,863	2,948
Egypt Government International Bond MTN
8.500%, 01/31/2047		5,792	6,263
8.150%, 11/20/2059		378	394
6.375%, 04/11/2031	EUR	1,475	1,806
6.125%, 01/31/2022 (A)		$524	544
5.625%, 04/16/2030	EUR	1,262	1,517
5.625%, 04/16/2030 (A)		169	203
4.750%, 04/11/2025		633	768
4.750%, 04/16/2026		900	1,085

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	235

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Egypt Treasury Bills (C)
13.474%, 01/05/2021	EGP	112,250	$7,075
13.524%, 04/06/2021		115,575	7,049

			63,460

El Salvador — 0.6%
El Salvador Government International Bond
9.500%, 07/15/2052		$2,665	2,524
8.625%, 02/28/2029		445	416
8.250%, 04/10/2032		3,778	3,432
8.250%, 04/10/2032 (A)		1,157	1,051
7.750%, 01/24/2023		3,331	3,156
7.650%, 06/15/2035		484	425
7.625%, 02/01/2041		1,285	1,106
7.125%, 01/20/2050		328	273
6.375%, 01/18/2027		24	21
5.875%, 01/30/2025		2,429	2,158

			14,562

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		2,013	1,975

Gabon — 0.1%
Gabon Government International Bond
6.950%, 06/16/2025 (A)		1,502	1,521
6.625%, 02/06/2031		809	794
6.375%, 12/12/2024		1,082	1,089

			3,404

Ghana — 1.2%
Ghana Government Bonds
24.750%, 07/19/2021	GHS	–	–
19.750%, 03/25/2024		7,745	1,323
19.000%, 11/02/2026		16,120	2,592
Ghana Government International Bond
10.750%, 10/14/2030		$3,043	3,935
8.950%, 03/26/2051 (A)		4,460	4,432
8.950%, 03/26/2051		200	199
8.750%, 03/11/2061 (A)		1,337	1,312
8.750%, 03/11/2061		1,039	1,019
8.627%, 06/16/2049 (A)		731	713
7.875%, 03/26/2027 (A)		1,740	1,824
7.875%, 03/26/2027		200	210
7.875%, 02/11/2035		2,252	2,194
7.875%, 02/11/2035 (A)		1,310	1,276
7.625%, 05/16/2029		1,227	1,252
6.375%, 02/11/2027 (A)		3,610	3,625
Kosmos Energy
7.125%, 04/04/2026 (A)		246	223
Tullow Oil
7.000%, 03/01/2025 (A)		1,051	670

			26,799

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Guatemala — 0.3%
Guatemala Government Bond
6.125%, 06/01/2050		$1,265	$1,613
5.375%, 04/24/2032		1,439	1,711
4.900%, 06/01/2030		952	1,091
4.500%, 05/03/2026		1,515	1,652

			6,067

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		479	545
5.625%, 06/24/2030 (A)		1,005	1,131
5.625%, 06/24/2030		411	462

			2,138

Hong Kong — 0.1%
AIA Group
3.200%, 09/16/2040 (A)		200	213
NWD
4.125%, 07/18/2029		1,026	1,063

			1,276

Hungary — 1.6%
Hungary Government Bond
6.750%, 10/22/2028	HUF	762,430	3,463
5.500%, 06/24/2025		1,431,510	5,670
3.250%, 10/22/2031		1,269,540	4,643
3.000%, 06/26/2024		286,840	1,017
3.000%, 10/27/2027		1,913,780	6,940
3.000%, 08/21/2030		794,020	2,854
2.750%, 12/22/2026		1,473,290	5,242
2.500%, 10/24/2024		679,490	2,381
Hungary Government International Bond
6.375%, 03/29/2021		$3,554	3,622
1.750%, 06/05/2035	EUR	366	482
1.500%, 11/17/2050		363	430

			36,744

India — 0.2%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)		$720	755
Export-Import Bank of India MTN
3.250%, 01/15/2030 (A)		1,630	1,738
Network i2i
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.277%, 04/15/2169 (A)		307	321
Power Finance MTN
3.950%, 04/23/2030 (A)		786	825
Vedanta Resources
6.375%, 07/30/2022		820	611

			4,250

236	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Indonesia — 7.7%
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		$345	$466
6.757%, 11/15/2048 (A)		322	435
6.530%, 11/15/2028 (A)		593	739
5.800%, 05/15/2050 (A)		3,460	4,281
5.710%, 11/15/2023 (A)		866	957
5.450%, 05/15/2030 (A)		1,450	1,728
4.750%, 05/15/2025 (A)		2,210	2,437
Indonesia Government International Bond
8.500%, 10/12/2035		3,353	5,495
8.500%, 10/12/2035		400	656
7.750%, 01/17/2038		3,240	5,131
5.250%, 01/08/2047 (A)		240	323
4.350%, 01/08/2027		210	244
3.500%, 01/11/2028		3,251	3,635
2.850%, 02/14/2030		2,081	2,257
1.400%, 10/30/2031	EUR	1,192	1,456
0.900%, 02/14/2027		585	707
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$3,410	4,460
5.125%, 01/15/2045		280	365
4.625%, 04/15/2043		1,724	2,111
3.750%, 06/14/2028	EUR	372	532
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	9,762,000	7,453
8.750%, 05/15/2031		1,226,000	6,739
8.375%, 03/15/2024		5,878,000	8,275
8.375%, 09/15/2026		3,567,000	1,890
8.375%, 03/15/2034		7,180,000	8,619
8.375%, 04/15/2039		1,042,000	8,939
8.250%, 05/15/2029		2,081,000	13,022
8.250%, 06/15/2032		9,060,000	1,498
8.250%, 05/15/2036		9,122,000	8,575
8.125%, 05/15/2024		2,361,000	10,334
7.500%, 08/15/2032		5,947,000	3,464
7.500%, 06/15/2035		8,110,000	2,903
7.500%, 05/15/2038		596,000	5,946
7.500%, 04/15/2040		9,455,000	3,713
7.000%, 05/15/2022		6,771,000	2,721
7.000%, 05/15/2027		7,421,000	5,823
7.000%, 09/15/2030		1,854,000	8,391
6.625%, 05/15/2033		6,763,000	2,593
6.500%, 06/15/2025		3,801,000	3,280
6.500%, 02/15/2031		6,460,000	1,198
6.125%, 05/15/2028		7,415,000	1,238
5.500%, 04/15/2026		3,000,000	3,816
JPMorgan Chase Bank MTN (A)
8.375%, 04/19/2039		1,563,000	126
7.500%, 06/15/2035		8,592,000	2,178

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Medco Bell Pte
6.375%, 01/30/2027 (A)		$626	$624
Minejesa Capital BV (A)
5.625%, 08/10/2037		230	243
4.625%, 08/10/2030		786	837
Pertamina Persero MTN
6.450%, 05/30/2044		741	1,014
3.650%, 07/30/2029 (A)		1,375	1,527
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	943	1,094
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$1,015	1,347
6.150%, 05/21/2048		350	465
4.375%, 02/05/2050 (A)		355	383
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025		3,433	3,887

			172,570

Iraq — 0.1%
Iraq Government International Bond
5.800%, 01/15/2028		1,973	1,811

Israel — 0.5%
Bank Leumi Le-Israel
3.275%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.631%, 01/29/2031 (A)		592	605
Israel Government International Bond
4.500%, 04/03/2120		5,960	7,887
3.875%, 07/03/2050		1,195	1,428
Leviathan Bond (A)
6.750%, 06/30/2030		550	603
6.500%, 06/30/2027		1,359	1,492

			12,015

Ivory Coast — 0.7%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,604	2,101
6.625%, 03/22/2048		1,913	2,454
6.625%, 03/22/2048		333	427
5.875%, 10/17/2031 (A)		1,423	1,828
5.875%, 10/17/2031		2,558	3,286
5.750%, 12/31/2032		$1,455	1,457
5.750%, 12/31/2032		386	387
5.250%, 03/22/2030	EUR	173	217
5.125%, 06/15/2025		487	638
4.875%, 01/30/2032		1,927	2,296

			15,091

Jamaica — 0.1%
Jamaica Government International Bond
7.875%, 07/28/2045		$1,001	1,355

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	237

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047 (A)	$341	$379
7.375%, 10/10/2047	267	296
5.850%, 07/07/2030 (A)	2,224	2,372
4.950%, 07/07/2025 (A)	1,598	1,666

		4,713

Kazakhstan — 1.2%
Development Bank of Kazakhstan
4.125%, 12/10/2022	880	923
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045	230	371
KazMunayGas National JSC
6.375%, 10/24/2048 (A)	1,057	1,501
5.750%, 04/19/2047 (A)	2,960	3,904
5.375%, 04/24/2030	2,592	3,178
5.375%, 04/24/2030	1,605	1,968
5.375%, 04/24/2030 (A)	1,295	1,587
4.750%, 04/24/2025 (A)	2,299	2,598
3.500%, 04/14/2033 (A)	3,925	4,265
KazTransGas JSC
4.375%, 09/26/2027 (A)	2,611	2,944
4.375%, 09/26/2027	200	225
Tengizchevroil Finance International (A)
3.250%, 08/15/2030	630	657
2.625%, 08/15/2025	2,358	2,439

		26,560

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048	2,501	2,798
8.250%, 02/28/2048 (A)	982	1,099
8.000%, 05/22/2032	834	952
7.000%, 05/22/2027	2,003	2,171

		7,020

Kuwait — 0.1%
Kuwait International Government Bond
3.500%, 03/20/2027	894	1,017
2.750%, 03/20/2022	646	664
Meglobal Canada ULC MTN MTN
5.875%, 05/18/2030 (A)	250	304
NBK Tier 1 Financing 2
4.500%, VAR USD Swap Semi 30/360 6 Yr Curr+2.832%, 05/27/2169 (A)	693	693

		2,678

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (F)	6,312	866
8.200%, 05/17/2033 (F)	3,557	490
6.750%, 11/29/2027 (F)	1,500	206

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.650%, 04/22/2024 (F)		$2,000	$275
6.000%, 01/27/2023 (F)		738	103
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (F)		1,415	205
7.000%, 03/20/2028 (F)		2,543	339
6.850%, 05/25/2029 (F)		522	72
6.600%, 11/27/2026 (F)		2,890	397
6.400%, 05/26/2023 (F)		1,000	137
6.100%, 10/04/2022 (F)		2,697	384
6.100%, 10/04/2022 (F)		1,143	163

			3,637

Macau — 0.1%
Sands China
5.400%, 08/08/2028		892	1,020
Studio City Finance (A)
6.500%, 01/15/2028		507	535
6.000%, 07/15/2025		194	203

			1,758

Malaysia — 5.5%
1MDB Energy
5.990%, 05/11/2022		3,000	3,135
1MDB Global Investments Ltd
4.400%, 03/09/2023		3,800	3,829
4.400%, 03/09/2023		10,100	10,176
Gohl Capital
4.250%, 01/24/2027		1,000	1,047
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	303
4.935%, 09/30/2043		2,000	565
4.921%, 07/06/2048		3,873	1,075
4.736%, 03/15/2046		1,052	286
4.392%, 04/15/2026		5,125	1,384
4.232%, 06/30/2031		2,000	545
4.181%, 07/15/2024		22	6
4.160%, 07/15/2021		2,242	559
4.059%, 09/30/2024		17,428	4,585
4.048%, 09/30/2021		900	225
3.955%, 09/15/2025		40,079	10,616
3.906%, 07/15/2026		22,578	5,951
3.899%, 11/16/2027		3,000	796
3.885%, 08/15/2029		46,324	12,245
3.828%, 07/05/2034		38,493	9,786
3.800%, 08/17/2023		42,002	10,794
3.795%, 09/30/2022		4,800	1,221
3.757%, 04/20/2023		25,564	6,534
3.757%, 05/22/2040		1,100	271
3.733%, 06/15/2028		17,936	4,714
3.620%, 11/30/2021		26,756	6,700
3.502%, 05/31/2027		7,247	1,875
3.480%, 03/15/2023		5,058	1,284

238	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.478%, 06/14/2024	MYR	11,115	$2,861
3.418%, 08/15/2022		13,665	3,445
2.632%, 04/15/2031		5,630	1,365
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	545
4.119%, 11/30/2034		6,809	1,795
4.070%, 09/30/2026		14,000	3,739
Malaysia Sukuk Global
3.179%, 04/27/2026		$2,046	2,291
Petronas Capital MTN
4.550%, 04/21/2050 (A)		778	1,046
4.550%, 04/21/2050		755	1,015
3.500%, 04/21/2030 (A)		3,590	4,104
3.500%, 04/21/2030		200	229

			122,942

Mexico — 8.6%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,201
Axtel
6.375%, 11/14/2024 (A)		$704	736
Banco Mercantil del Norte (A)
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 09/27/2169		623	674
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%, 09/27/2169		1,569	1,653
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,794	1,792
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		176	176
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (A)		563	637
Cemex (A)
7.375%, 06/05/2027		782	878
5.450%, 11/19/2029		1,000	1,095
Cometa Energia
6.375%, 04/24/2035 (A)		1,231	1,419
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,522
5.750%, 02/14/2042 (A)		$570	644
4.750%, 02/23/2027 (A)		684	770
FEL Energy VI Sarl
5.750%, 12/01/2040 (A)		437	460
Grupo Televisa
6.625%, 01/15/2040		866	1,186
Industrias Penoles
5.650%, 09/12/2049 (A)		491	613

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mexican Bonos
10.000%, 12/05/2024	MXN	318,878	$18,801
8.500%, 05/31/2029		93,166	5,536
8.500%, 11/18/2038		204,346	12,102
8.000%, 11/07/2047		88,721	4,960
7.750%, 05/29/2031		197,792	11,297
7.750%, 11/23/2034		29,263	1,668
7.750%, 11/13/2042		160,063	8,767
7.500%, 06/03/2027		251,503	13,972
6.500%, 06/09/2022		186,400	9,530
5.750%, 03/05/2026		75,293	3,849
5.750%, 03/05/2026		6,037	309
Mexican Bonos, Ser M20
8.000%, 12/07/2023		132,620	7,198
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$1,068	1,048
Mexico Government International Bond
5.000%, 04/27/2051		796	959
4.750%, 04/27/2032		2,843	3,362
4.500%, 04/22/2029		886	1,022
3.771%, 05/24/2061		5,126	5,113
2.659%, 05/24/2031		4,943	4,947
Mexico Government International Bond MTN
6.050%, 01/11/2040		1,188	1,553
5.750%, 10/12/2110		2,460	3,078
Minera Mexico
4.500%, 01/26/2050 (A)		870	987
Petroleos Mexicanos
9.500%, 09/15/2027		215	238
7.690%, 01/23/2050		547	505
7.690%, 01/23/2050		877	809
7.690%, 01/23/2050 (A)		7,764	7,163
7.470%, 11/12/2026	MXN	260,354	10,301
7.190%, 09/12/2024		150,856	6,525
6.950%, 01/28/2060		$2,851	2,445
6.950%, 01/28/2060 (A)		1,946	1,669
6.875%, 10/16/2025 (A)		4,890	5,110
6.840%, 01/23/2030 (A)		534	523
6.840%, 01/23/2030		4,598	4,505
6.625%, 06/15/2035		7,384	6,799
6.500%, 01/23/2029		1,030	1,002
6.500%, 01/23/2029 (A)		1,111	1,081
6.490%, 01/23/2027 (A)		515	519
5.950%, 01/28/2031 (A)		1,354	1,261
5.950%, 01/28/2031		1,757	1,637
5.950%, 01/28/2031		2,115	1,970
5.625%, 01/23/2046		577	461
5.350%, 02/12/2028 (A)		1,326	1,242
Petroleos Mexicanos MTN
6.875%, 08/04/2026		270	279
6.750%, 09/21/2047		440	378

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	239

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.750%, 09/21/2047	$238	$205

		193,141

Mongolia — 0.3%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (A)	1,149	1,225
Mongolia Government International Bond
5.625%, 05/01/2023	2,174	2,288
5.125%, 04/07/2026	546	576
Mongolia Government International Bond MTN
8.750%, 03/09/2024	2,696	3,111
5.125%, 12/05/2022	443	459

		7,659

Morocco — 0.0%
Morocco Government International Bond
5.500%, 12/11/2042	793	986

Mozambique — 0.2%
Mozambique International Bond
9.000%, 9.000%, 09/15/2023, 09/15/2023 (A)(B)	4,200	3,707

Namibia — 0.0%
Namibia International Bond
5.250%, 10/29/2025	500	524

Netherlands — 0.0%
IHS Netherlands Holdco BV
8.000%, 09/18/2027 (A)	399	429
VEON Holdings BV
3.375%, 11/25/2027 (A)	783	801

		1,230

Nigeria — 0.7%
Nigeria Government International Bond
9.248%, 01/21/2049	524	595
8.747%, 01/21/2031	3,542	4,004
8.747%, 01/21/2031 (A)	423	478
7.875%, 02/16/2032	2,352	2,528
7.875%, 02/16/2032 (A)	1,083	1,164
7.696%, 02/23/2038	2,008	2,081
7.696%, 02/23/2038 (A)	852	883
7.143%, 02/23/2030	1,065	1,119
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)	895	913
6.500%, 11/28/2027 (A)	1,934	2,028
6.500%, 11/28/2027	70	73

		15,866

Oman — 0.9%
Oman Government International Bond
7.375%, 10/28/2032 (A)	5,015	5,256

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.750%, 10/28/2027 (A)	$5,564	$5,785
6.750%, 01/17/2048 (A)	1,432	1,322
6.750%, 01/17/2048	6,023	5,559
4.750%, 06/15/2026	1,402	1,351
3.625%, 06/15/2021	1,296	1,292

		20,565

Pakistan — 0.2%
Pakistan Government International Bond
8.250%, 09/30/2025 (A)	335	364
7.875%, 03/31/2036	285	292
6.875%, 12/05/2027 (A)	2,134	2,198
6.875%, 12/05/2027	300	309
Third Pakistan International Sukuk
5.500%, 10/13/2021	1,345	1,358

		4,521

Panama — 1.3%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048 (A)	938	1,072
5.625%, 05/18/2036	1,481	1,670
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (A)	1,165	1,258
Banco Nacional de Panama
2.500%, 08/11/2030 (A)	1,160	1,156
Cable Onda
4.500%, 01/30/2030 (A)	227	248
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)	873	1,045
Panama Government International Bond
9.375%, 04/01/2029	1,120	1,726
8.125%, 04/28/2034	699	1,037
4.500%, 04/16/2050	118	149
4.500%, 04/01/2056	5,370	6,820
4.000%, 09/22/2024	1,800	1,969
3.870%, 07/23/2060	4,520	5,260
3.750%, 03/16/2025	2,968	3,252
3.160%, 01/23/2030	738	808
2.252%, 09/29/2032	1,045	1,060

		28,530

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)	2,940	2,969
8.375%, 10/04/2028	1,388	1,402

		4,371

Paraguay — 0.2%
Paraguay Government International Bond
6.100%, 08/11/2044	1,150	1,524
5.400%, 03/30/2050	734	915
4.950%, 04/28/2031	1,286	1,524

		3,963

240	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Peru — 2.9%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		$317	$423
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,708
Inkia Energy
5.875%, 11/09/2027 (A)		$487	520
Kallpa Generacion SA (A)
4.875%, 05/24/2026		271	296
4.125%, 08/16/2027		1,542	1,653
Nexa Resources
5.375%, 05/04/2027 (A)		4,041	4,484
Peru Government
Bond 6.900%, 08/12/2037	PEN	1,237	415
6.150%, 08/12/2032		21,502	7,044
5.940%, 02/12/2029		1,654	556
5.350%, 08/12/2040		959	272
Peruvian Government International Bond
8.200%, 08/12/2026		6,280	2,348
8.200%, 08/12/2026		3,297	1,233
6.950%, 08/12/2031		42,027	14,685
6.950%, 08/12/2031		724	253
6.900%, 08/12/2037		9,203	3,085
6.850%, 02/12/2042		882	296
6.350%, 08/12/2028		5,599	1,926
5.700%, 08/12/2024 (A)		6,317	2,057
5.625%, 11/18/2050		$1,394	2,129
5.400%, 08/12/2034	PEN	6,215	1,863
3.230%, 07/28/2121		$1,164	1,147
2.783%, 01/23/2031		4,923	5,312
2.780%, 12/01/2060		1,595	1,577
2.392%, 01/23/2026		808	850
Petroleos del Peru
5.625%, 06/19/2047		3,233	3,888
5.625%, 06/19/2047 (A)		539	648
4.750%, 06/19/2032 (A)		1,695	1,932
4.750%, 06/19/2032		3,089	3,521

			66,121

Philippines — 0.4%
Philippine Government International Bond
4.000%, 01/15/2021		247	248
3.900%, 11/26/2022	PHP	52,000	1,102
3.750%, 01/14/2029		$3,988	4,645
2.950%, 05/05/2045		845	900
2.457%, 05/05/2030		1,565	1,689

			8,584

Poland — 2.3%
Poland Government Bond
5.750%, 04/25/2029	PLN	1,539	572
3.250%, 07/25/2025		12,081	3,639
2.750%, 04/25/2028		21,101	6,357

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.750%, 10/25/2029	PLN	46,843	$14,239
2.500%, 07/25/2026		47,889	14,084
2.500%, 07/25/2027		12,905	3,817
1.250%, 10/25/2030		20,068	5,351
Poland Government International
Bond 5.000%, 03/23/2022		$3,734	3,961

			52,020

Qatar — 1.5%
Qatar Government International Bond
5.103%, 04/23/2048		1,683	2,405
5.103%, 04/23/2048 (A)		3,485	4,979
4.817%, 03/14/2049 (A)		1,067	1,476
4.817%, 03/14/2049		4,988	6,902
4.400%, 04/16/2050 (A)		939	1,242
4.400%, 04/16/2050		509	674
4.000%, 03/14/2029 (A)		2,588	3,055
4.000%, 03/14/2029		2,402	2,836
3.750%, 04/16/2030 (A)		6,497	7,614
3.750%, 04/16/2030		516	605
3.400%, 04/16/2025		993	1,092

			32,880

Romania — 2.4%
Romania Government Bond
5.850%, 04/26/2023	RON	2,330	614
5.000%, 02/12/2029		11,435	3,178
4.850%, 04/22/2026		17,530	4,710
4.750%, 10/11/2034		1,205	328
4.500%, 06/17/2024		11,330	2,947
4.400%, 09/25/2023		970	249
4.250%, 06/28/2023		3,930	1,003
4.150%, 01/26/2028		17,275	4,531
4.000%, 10/25/2023		4,865	1,238
3.700%, 11/25/2024		2,455	625
3.650%, 07/28/2025		35,850	9,115
3.650%, 09/24/2031		5,685	1,421
Romanian Government International Bond
5.125%, 06/15/2048		$998	1,281
4.000%, 02/14/2051 (A)		3,014	3,293
3.000%, 02/14/2031 (A)		1,918	2,049
2.625%, 12/02/2040 (A)	EUR	916	1,105
Romanian Government International Bond MTN
4.625%, 04/03/2049		1,677	2,623
4.125%, 03/11/2039		2,571	3,752
3.875%, 10/29/2035		432	626
3.375%, 01/28/2050 (A)		1,660	2,197
3.375%, 01/28/2050		2,537	3,358
2.500%, 02/08/2030 (A)		935	1,209
2.124%, 07/16/2031		166	208
2.000%, 01/28/2032		1,376	S1,709

			53,369

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	241

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Russia — 5.6%
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)		$3,647	$4,140
Gazprom PJSC Via Gaz Capital
4.950%, 02/06/2028 (A)		901	1,025
Gazprom PJSC via Gaz Finance
4.599%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.264%, 01/26/2169 (A)		1,033	1,077
GTLK Europe Capital DAC
4.949%, 02/18/2026		1,336	1,394
4.650%, 03/10/2027		797	811
Rusal Capital DAC
5.125%, 02/02/2022		1,280	1,300
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	176,075	2,770
8.150%, 02/03/2027		1,092,284	16,331
7.950%, 10/07/2026		589,013	8,723
7.700%, 03/23/2033		632,470	9,400
7.700%, 03/16/2039		71,598	1,085
7.650%, 04/10/2030		64,359	956
7.250%, 05/10/2034		782,371	11,243
7.100%, 10/16/2024		246,968	3,467
7.050%, 01/19/2028		1,442,497	20,538
7.000%, 08/16/2023		340,040	4,696
6.900%, 05/23/2029		419,591	5,945
6.000%, 10/06/2027		95,220	1,279
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$3	3
5.875%, 09/16/2043		5,000	7,086
5.625%, 04/04/2042		2,200	3,005
5.100%, 03/28/2035		6,800	8,572
4.875%, 09/16/2023		600	659
4.375%, 03/21/2029		7,000	8,102
4.250%, 06/23/2027		800	907
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		1,068	1,140
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025 (A)		600	723
6.800%, 11/22/2025		240	289

			126,666

Saudi Arabia — 1.7%
Saudi Arabian Oil (A)
3.500%, 11/24/2070		3,618	3,657
3.250%, 11/24/2050		2,733	2,743
1.625%, 11/24/2025		1,860	1,894
1.250%, 11/24/2023		2,050	2,073
Saudi Arabian Oil MTN
4.250%, 04/16/2039		4,690	5,458
4.250%, 04/16/2039 (A)		415	483
Saudi Government International Bond
5.250%, 01/16/2050		1,240	1,702

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.250%, 01/16/2050 (A)		$75	$103
4.375%, 04/16/2029 (A)		901	1,064
Saudi Government International Bond MTN
5.000%, 04/17/2049		435	576
5.000%, 04/17/2049 (A)		243	322
4.500%, 04/17/2030 (A)		600	721
4.500%, 10/26/2046		2,571	3,153
4.500%, 10/26/2046 (A)		352	432
3.250%, 10/26/2026 (A)		2,942	3,244
3.250%, 10/22/2030		2,705	2,972
3.250%, 10/22/2030 (A)		7,052	7,748

			38,345

Senegal — 0.1%
Senegal Government International Bond
6.750%, 03/13/2048		380	411
6.250%, 07/30/2024		1,080	1,178

			1,589

Serbia — 0.8%
Serbia International Bond
7.250%, 09/28/2021		353	372
7.250%, 09/28/2021		200	211
3.125%, 05/15/2027	EUR	451	602
2.125%, 12/01/2030 (A)		$2,569	2,528
2.125%, 12/01/2030		368	362
1.500%, 06/26/2029	EUR	3,558	4,298
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	250,390	2,981
4.500%, 01/11/2026		310,300	3,417
4.500%, 08/20/2032		236,320	2,498
3.750%, 01/17/2022		26,510	276

			17,545

South Africa — 4.4%
Eskom Holdings SOC Ltd
7.125%, 02/11/2025		$1,220	1,247
7.125%, 02/11/2025 (A)		5,117	5,232
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (A)		634	680
7.500%, 09/15/2033	ZAR	52,500	2,504
6.750%, 08/06/2023		$3,067	3,129
6.750%, 08/06/2023 (A)		1,503	1,533
6.350%, 08/10/2028 (A)		456	497
Liquid Telecommunications Financing PLC
8.500%, 07/13/2022 (A)		699	714
SASOL Financing USA LLC
5.875%, 03/27/2024		661	681
South Africa Government International Bond
10.500%, 12/21/2026	ZAR	142,072	10,689
9.000%, 01/31/2040		79,700	4,297
8.875%, 02/28/2035		71,187	3,988
8.750%, 01/31/2044		156,076	8,059
8.750%, 02/28/2048		281,298	14,537

242	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description		Face Amount (Thousands)	Market Value ($Thousands)

GLOBAL BONDS (continued)
8.500%, 01/31/2037	ZAR	118,034	$6,202
8.250%, 03/31/2032		66,081	3,778
8.000%, 01/31/2030		70,817	4,294
7.750%, 02/28/2023		14,049	973
7.000%, 02/28/2031		100,995	5,480
6.500%, 02/28/2041		27,919	1,159
6.300%, 06/22/2048		$1,706	1,747
6.250%, 03/31/2036	ZAR	99,826	4,412
5.875%, 09/16/2025		$326	363
5.875%, 06/22/2030		199	219
5.750%, 09/30/2049		7,334	7,060
5.650%, 09/27/2047		284	272
5.000%, 10/12/2046		475	426
4.850%, 09/27/2027		690	725
4.850%, 09/30/2029		3,111	3,199
4.300%, 10/12/2028		456	459
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	8,760	571

			99,126

South Korea — 0.2%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	5,600,000	2,607
Korea International Bond
1.000%, 09/16/2030		$1,728	1,697

			4,304

Spain — 0.1%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		1,825	2,044

Sri Lanka — 0.7%
Sri Lanka Government International Bond
7.850%, 03/14/2029		2,219	1,298
7.550%, 03/28/2030		3,420	2,001
6.850%, 03/14/2024		1,445	925
6.825%, 07/18/2026 (A)		1,612	975
6.825%, 07/18/2026		800	484
6.750%, 04/18/2028		3,058	1,789
6.750%, 04/18/2028 (A)		7,091	4,148
6.350%, 06/28/2024		2,006	1,284
6.250%, 07/27/2021 (D)		1,046	936
6.200%, 05/11/2027		1,794	1,049
5.875%, 07/25/2022 (A)		628	462
5.750%, 04/18/2023 (A)		1,752	1,174
5.750%, 04/18/2023		322	216

			16,741

Supranational — 0.4%
African Export-Import Bank MTN Bond
3.994%, 09/21/2029 (A)		543	569
Banque Ouest Africaine de Developpement (A)
5.000%, 07/27/2027		1,274	1,391

Description		Face Amount (Thousands)	Market Value ($Thousands)

GLOBAL BONDS (continued)
4.700%, 10/22/2031		$934	$1,002
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	806
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	3,150,000	5,549

			9,317

Tanzania — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		$323	343

Thailand — 2.7%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	130
4.875%, 06/22/2029		15,000	640
3.775%, 06/25/2032		316,175	12,896
3.650%, 06/20/2031		85,000	3,403
3.625%, 06/16/2023		34,000	1,209
3.400%, 06/17/2036		296,187	12,049
3.300%, 06/17/2038		157,113	6,326
2.875%, 12/17/2028		134,998	5,014
2.875%, 06/17/2046		4,865	188
2.400%, 12/17/2023		167,000	5,811
2.125%, 12/17/2026		25,000	882
1.600%, 12/17/2029		111,196	3,757
1.600%, 06/17/2035		51,336	1,685
1.585%, 12/17/2035		50,023	1,634
1.450%, 12/17/2024		124,000	4,213
1.250%, 03/12/2028		564	18

			59,855

Trinidad & Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.375%, 01/16/2024		$1,024	1,078

Tunisia — 0.2%
Banque Centrale de Tunisie International
8.250%, 09/19/2027		463	433
6.375%, 07/15/2026	EUR	2,262	2,439
5.750%, 01/30/2025		$548	495
5.625%, 02/17/2024	EUR	1,077	1,169

			4,536

Turkey — 2.2%
Export Credit Bank of Turkey (A)
8.250%, 01/24/2024		$327	349
6.125%, 05/03/2024		831	836
5.375%, 10/24/2023		1,487	1,476
5.000%, 09/23/2021		674	676
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		586	588

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	243

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Hazine Mustesarligi Varlik Kiralama
5.180%, 02/21/2022 (A)		$2,936	$2,971
QNB Finansbank
6.875%, 09/07/2024 (A)		898	948
TC Ziraat Bankasi MTN (A)
5.125%, 05/03/2022		561	557
4.750%, 04/29/2021		756	755
Turkey Government Bond
16.200%, 06/14/2023	TRY	10,974	1,502
12.200%, 01/18/2023		9,043	1,139
11.000%, 03/02/2022		6,593	812
10.700%, 08/17/2022		30,802	3,761
10.600%, 02/11/2026		19,572	2,393
10.500%, 08/11/2027		17,688	2,121
3.000%, 08/02/2023		14,482	1,880
Turkey Government International Bond
7.250%, 12/23/2023		$3,661	3,917
6.875%, 03/17/2036		2,737	2,836
6.375%, 10/14/2025		200	210
6.350%, 08/10/2024		517	539
6.125%, 10/24/2028		2,131	2,186
6.000%, 03/25/2027		840	860
6.000%, 01/14/2041		1,091	1,023
5.950%, 01/15/2031		4,786	4,780
5.750%, 03/22/2024		145	148
5.125%, 03/25/2022		3,863	3,920
5.125%, 02/17/2028		200	195
4.875%, 10/09/2026		847	827
4.875%, 04/16/2043		1,874	1,559
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/2027 (A)		998	958
Turkiye Sise ve Cam Fabrikalari AS
6.950%, 03/14/2026		725	781
Ulker Biskuvi Sanayi
6.950%, 10/30/2025 (A)		1,381	1,465
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		632	633

			49,601

Ukraine — 2.2%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)		1,334	1,338
7.125%, 07/19/2024	EUR	970	1,183
Ukraine Government Bond
17.000%, 05/11/2022	UAH	99,987	3,760
16.000%, 08/11/2021		190,780	6,918
15.840%, 02/26/2025		92,615	3,642
7.750%, 09/01/2023		$459	498
Ukraine Government International Bond
15.700%, 01/20/2021 (A)	UAH	65,000	2,300
9.750%, 11/01/2028		$890	1,057
9.750%, 11/01/2028 (A)		526	625

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.994%, 02/01/2024		$1,524	$1,700
7.750%, 09/01/2021		3,580	3,702
7.750%, 09/01/2022		872	927
7.750%, 09/01/2025 (A)		516	567
7.750%, 09/01/2025		1,742	1,914
7.750%, 09/01/2026 (A)		3,335	3,688
7.750%, 09/01/2026		1,450	1,603
7.750%, 09/01/2027		924	1,023
7.375%, 09/25/2032		3,668	3,927
7.253%, 03/15/2033 (A)		665	706
7.253%, 03/15/2033		636	675
6.750%, 06/20/2026 (A)	EUR	1,113	1,432
6.750%, 06/20/2026		1,790	2,303
4.375%, 01/27/2030 (A)		592	659
3.325%, 05/31/2040 (A)(E)		$3,182	3,149

			49,296

United Arab Emirates — 1.6%
Abu Dhabi Crude Oil Pipeline LLC (A)
4.600%, 11/02/2047		3,870	4,790
3.650%, 11/02/2029		923	1,057
Abu Dhabi Government International Bond (A)
4.125%, 10/11/2047		369	468
3.125%, 09/30/2049		2,031	2,207
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050		628	779
3.125%, 04/16/2030		765	865
2.700%, 09/02/2070		942	896
2.500%, 04/16/2025 (A)		3,068	3,275
Acwa Power Management And Investments One Ltd
5.950%, 12/15/2039 (A)		2,301	2,717
DP World MTN (A)
6.850%, 07/02/2037		557	736
5.625%, 09/25/2048		1,459	1,777
4.700%, 09/30/2049		215	238
DP World Salaam
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.750%, 01/01/2169		383	415
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		670	774
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		2,417	2,510
Galaxy Pipeline Assets Bidco (A)
3.250%, 09/30/2040		1,938	2,009
2.625%, 03/31/2036		2,477	2,561
MAF Sukuk MTN
3.933%, 02/28/2030		973	1,026

244	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
MDGH - GMTN BV MTN
4.500%, 11/07/2028 (A)		$1,869	$2,238
3.950%, 05/21/2050		338	403
3.700%, 11/07/2049 (A)		970	1,108
2.875%, 11/07/2029 (A)		1,218	1,306
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		1,037	1,126

			35,281

United Kingdom — 0.3%
Standard Chartered Bank MTN
8.250%, 05/18/2029 (A)	IDR	8,081,000	7,076

United States — 0.4%
JPMorgan Chase Bank MTN
7.000%, 09/18/2030 (A)(E)		7,660,000	8,826

Uruguay — 0.7%
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	56,183	1,363
5.100%, 06/18/2050		$880	1,209
4.975%, 04/20/2055		646	877
4.375%, 10/27/2027 (D)		3,426	4,021
4.375%, 12/15/2028	UYU	10,293	273
4.375%, 01/23/2031		$7,128	8,607

			16,350

Uzbekistan — 0.1%
Uzbekistan Government Bond MTN
5.375%, 02/20/2029		709	801
4.750%, 02/20/2024		531	566
3.700%, 11/25/2030 (A)		1,143	1,159
3.700%, 11/25/2030		330	335

			2,861

Venezuela — 0.2%
Petroleos de Venezuela
9.750%, 05/17/2035 (F)		3,202	107
6.000%, 05/16/2024 (F)		16,821	563
6.000%, 05/16/2024 (F)		7,900	265
6.000%, 05/16/2024 (F)		1,777	60
6.000%, 11/15/2026 (F)		24,577	799
5.500%, 04/12/2037 (F)		1,620	54
5.375%, 04/12/2027 (F)		7,825	274
Venezuela Government International Bond
9.250%, 09/15/2027 (F)		3,400	306
9.250%, 05/07/2028 (F)		4,965	447
8.250%, 10/13/2024 (F)		4,151	374
7.750%, 10/13/2019 (F)		7,816	703

			3,952

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Vietnam — 0.0%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)	$939	$989

Zambia — 0.1%
First Quantum Minerals
6.875%, 03/01/2026 (A)	531	548
Zambia Government International Bond
5.375%, 09/20/2022 (A)(F)	1,570	754

		1,302

Total Global Bonds
(Cost $2,101,389) ($ Thousands)		2,121,754

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
0.169%, 05/20/2021 (C)	7,395	7,392

Total U.S. Treasury Obligation
(Cost $7,391) ($ Thousands)		7,392

	Shares

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.070% **†(G)	3,954,055	3,955

Total Affiliated Partnership
(Cost $3,955) ($ Thousands)		3,955

Total Investments in Securities — 94.8%
(Cost $2,112,735) ($ Thousands)		$2,133,101

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	245

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Debt Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro-Bund	(104)	Dec-2020	$(21,514)	$(21,802)	$(281)
Euro-Buxl	(29)	Dec-2020	(7,501)	(7,858)	(335)
R186 Bond Future	2,215	Feb-2021	15,972	16,734	17
R2030 Bond Future	645	Feb-2021	3,605	3,894	105
R2032 Bond Future	1,388	Feb-2021	7,468	8,133	284
R2035 Bond Future	1,890	Feb-2021	9,979	10,954	465
R2037 Bond Future	515	Feb-2021	2,438	2,693	131
R213 Bond Future	602	Feb-2021	3,163	3,366	75
U.S. 10-Year Treasury Note	159	Dec-2020	22,072	22,026	(46)
U.S. 10-Year Treasury Note	145	Mar-2021	20,026	20,035	9
U.S. 10-Year Treasury Note	(159)	Dec-2020	(22,020)	(22,027)	(6)
U.S. Long Treasury Bond	(17)	Mar-2021	(2,971)	(2,973)	(3)
U.S. Ultra Long Treasury Bond	49	Mar-2021	10,668	10,586	(82)

			$41,385	$43,761	$333

A list of the open forward foreign currency contracts held by the Fund at November 30, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/16/20	USD	4,935	RUB	392,523	$187
Barclays PLC	12/16/20	USD	5,286	KRW	5,935,715	75
Barclays PLC	12/17/20	USD	7,779	TRY	64,752	454
Barclays PLC	12/16/20	USD	2,370	TRY	18,306	(41)
Barclays PLC	12/16/20	MXN	97,198	USD	4,529	(286)
Barclays PLC	12/16/20	INR	527,494	USD	7,058	(59)
Barclays PLC	12/16/20	IDR	43,795,324	USD	2,906	(187)
Barclays PLC	12/17/20	USD	28,200	ZAR	477,957	2,620
Citigroup	12/02/20 - 01/05/21	USD	6,400	BRL	36,273	335
Citigroup	03/02/21	USD	864	BRL	4,618	(8)
Citigroup	12/02/20 - 03/02/21	BRL	47,402	USD	8,520	(279)
Citigroup	12/24/20	KRW	369,104	USD	334	—
Citigroup	12/02/20 - 12/07/20	KRW	4,156,812	USD	3,633	(123)
Citigroup	12/03/20 - 02/03/21	EUR	15,870	USD	18,791	(203)
Citigroup	12/07/20	USD	521	UYU	21,270	(22)
Citigroup	12/09/20 - 12/30/20	RON	11,143	EUR	2,279	(9)
Citigroup	12/11/20 - 12/16/20	EUR	4,930	HUF	1,789,214	62
Citigroup	12/11/20	HUF	1,634,435	EUR	4,470	(97)
Citigroup	12/16/20	USD	69	RON	284	1
Citigroup	12/16/20	USD	618	PEN	2,216	(4)
Citigroup	12/16/20	USD	1,119	COP	4,244,857	64
Citigroup	12/16/20	USD	1,461	EUR	1,230	11
Citigroup	12/16/20	USD	2,023	IDR	28,872,196	17
Citigroup	12/16/20	PLN	4,448	EUR	983	(10)
Citigroup	12/16/20	USD	4,883	CZK	110,398	140
Citigroup	12/16/20 - 02/26/21	EUR	2,700	PLN	12,150	9
Citigroup	12/16/20	EUR	3,072	PLN	13,698	(21)

246	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	12/16/20	USD	6,268	CLP	4,972,619	$218
Citigroup	12/16/20 - 12/18/20	USD	9,122	RUB	689,615	(122)
Citigroup	12/16/20	USD	11,632	INR	863,136	13
Citigroup	12/16/20 - 12/24/20	USD	12,665	KRW	14,394,319	336
Citigroup	12/16/20	USD	19,080	THB	598,955	721
Citigroup	12/16/20	RON	20,576	USD	4,956	(94)
Citigroup	12/16/20 - 02/05/21	USD	19,162	MXN	409,889	1,129
Citigroup	02/05/21	USD	3,028	MXN	61,322	(7)
Citigroup	12/16/20	USD	30,844	PLN	117,042	393
Citigroup	12/16/20 - 12/21/20	USD	15,904	CNY	108,523	562
Citigroup	01/25/21 - 03/17/21	USD	24,385	CNY	160,948	(46)
Citigroup	12/16/20	CNY	43,348	USD	6,406	(172)
Citigroup	12/16/20	PEN	50,445	USD	14,161	174
Citigroup	12/16/20 - 02/05/21	MXN	118,191	USD	5,604	(242)
Citigroup	12/16/20	INR	204,387	USD	2,733	(25)
Citigroup	12/16/20	HUF	213,140	USD	703	(7)
Citigroup	12/16/20	PHP	491,924	USD	10,078	(145)
Citigroup	12/16/20	COP	2,458,261	USD	684	(1)
Citigroup	12/16/20 - 02/24/21	IDR	72,300,607	USD	4,917	(172)
Citigroup	12/17/20	USD	4,327	TRY	35,727	216
Citigroup	12/17/20 - 02/05/21	USD	4,976	ZAR	79,315	129
Citigroup	02/05/21	USD	582	ZAR	8,955	(8)
Citigroup	02/05/21	ZAR	7,991	USD	523	10
Citigroup	12/17/20 - 02/05/21	ZAR	233,127	USD	14,560	(460)
Citigroup	12/30/20	EUR	1,396	RON	6,826	3
Citigroup	12/30/20	EUR	423	RON	2,064	—
Citigroup	01/11/21	EUR	392	CZK	10,258	(2)
Citigroup	01/11/21	CZK	8,760	EUR	333	—
Citigroup	05/20/21	EGP	66,383	USD	4,079	3
Citigroup	01/27/21	EGP	15,886	USD	926	(77)
Citigroup	01/28/21 - 02/04/21	USD	5,503	NGN	2,183,885	(119)
Citigroup	01/28/21 - 02/05/21	UAH	431,271	USD	14,735	(5,568)
Citigroup	01/28/21	NGN	733,748	USD	1,728	(83)
Deutsche Bank	12/16/20	IDR	–	USD	–	—
Goldman Sachs	12/02/20 - 03/02/21	USD	16,286	BRL	91,100	627
Goldman Sachs	03/02/21	USD	4,029	BRL	21,645	(17)
Goldman Sachs	12/03/20 - 01/05/21	EUR	6,443	USD	7,636	(77)
Goldman Sachs	12/07/20	USD	937	TRY	7,501	20
Goldman Sachs	12/16/20	USD	6,173	TRY	48,147	(48)
Goldman Sachs	12/07/20 - 12/16/20	USD	11,322	CNY	77,604	455
Goldman Sachs	02/18/21	USD	3,100	CNY	20,461	(10)
Goldman Sachs	12/07/20 - 12/16/20	CNY	66,186	USD	9,796	(250)
Goldman Sachs	12/08/20 - 12/16/20	TRY	27,876	USD	3,537	(15)
Goldman Sachs	12/09/20	RON	4,745	EUR	968	(6)
Goldman Sachs	12/09/20	EUR	5,712	RON	27,954	28
Goldman Sachs	12/14/20	USD	1,494	THB	45,797	20
Goldman Sachs	12/14/20 - 12/16/20	THB	144,879	USD	4,763	(26)
Goldman Sachs	12/16/20	USD	333	RON	1,371	3
Goldman Sachs	12/16/20	USD	1,184	PEN	4,207	(17)
Goldman Sachs	12/16/20	USD	2,026	KRW	2,321,824	71
Goldman Sachs	12/16/20	USD	2,247	COP	8,532,375	131

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	247

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	12/16/20	USD	2,336	HUF	704,323	$10
Goldman Sachs	12/16/20	USD	1,654	IDR	25,086,608	118
Goldman Sachs	02/03/21	USD	1,488	IDR	21,093,905	(6)
Goldman Sachs	12/16/20	USD	4,253	CLP	3,277,925	23
Goldman Sachs	12/16/20	PEN	1,810	USD	503	1
Goldman Sachs	12/16/20	PEN	7,786	USD	2,152	(8)
Goldman Sachs	12/16/20	RON	10,055	USD	2,416	(52)
Goldman Sachs	12/16/20 - 02/05/21	USD	16,138	MXN	345,351	923
Goldman Sachs	12/16/20	USD	19,840	CZK	444,894	404
Goldman Sachs	12/16/20	HUF	205,437	USD	653	(31)
Goldman Sachs	12/16/20	HUF	291,924	EUR	798	(17)
Goldman Sachs	12/16/20	RUB	151,909	USD	1,983	—
Goldman Sachs	12/16/20 - 12/18/20	RUB	537,844	USD	6,858	(160)
Goldman Sachs	12/16/20	CLP	371,340	USD	486	1
Goldman Sachs	12/16/20	CLP	2,035,859	USD	2,642	(14)
Goldman Sachs	02/03/21	IDR	11,358,682	USD	800	2
Goldman Sachs	12/16/20 - 02/03/21	IDR	25,870,214	USD	1,714	(110)
Goldman Sachs	12/16/20	COP	77,908,001	USD	20,968	(748)
Goldman Sachs	12/17/20	ZAR	42,954	USD	2,630	(140)
Goldman Sachs	12/18/20	USD	1,283	RUB	101,410	40
Goldman Sachs	01/11/21	CZK	10,490	EUR	400	2
Goldman Sachs	01/20/21	EUR	3,621	HUF	1,306,980	17
Goldman Sachs	01/21/21	EGP	56,931	USD	3,396	(204)
Goldman Sachs	02/04/21	USD	464	NGN	187,255	(4)
Goldman Sachs	02/05/21	MXN	25,078	USD	1,243	7
Goldman Sachs	02/05/21	MXN	25,774	USD	1,210	(60)
JPMorgan Chase Bank	12/02/20	BRL	40,873	USD	7,576	(12)
JPMorgan Chase Bank	12/22/20 - 01/14/21	IDR	79,181,176	USD	5,571	—
JPMorgan Chase Bank	12/02/20 - 01/20/21	IDR	550,846,388	USD	38,151	(727)
JPMorgan Chase Bank	12/03/20 - 01/05/21	USD	20,178	EUR	17,062	239
JPMorgan Chase Bank	12/03/20 - 12/15/20	EUR	29,627	USD	35,164	(289)
JPMorgan Chase Bank	12/07/20	USD	3,383	SGD	4,591	44
JPMorgan Chase Bank	12/07/20	USD	3,389	KRW	3,830,445	72
JPMorgan Chase Bank	12/07/20	USD	3,408	CNY	22,599	24
JPMorgan Chase Bank	02/18/21	USD	4,775	CNY	31,568	(7)
JPMorgan Chase Bank	12/07/20	TRY	49,509	USD	5,788	(530)
JPMorgan Chase Bank	12/09/20	RON	2,541	EUR	521	(1)
JPMorgan Chase Bank	12/09/20 - 01/12/21	USD	15,085	CNY	100,277	121
JPMorgan Chase Bank	12/09/20	USD	2,427	CNY	15,954	(5)
JPMorgan Chase Bank	12/11/20 - 12/14/20	THB	51,064	USD	1,623	(65)
JPMorgan Chase Bank	12/14/20	USD	818	THB	24,682	(2)
JPMorgan Chase Bank	12/15/20	JPY	332,280	USD	3,139	(49)
JPMorgan Chase Bank	12/16/20	EUR	315	HUF	113,016	(1)
JPMorgan Chase Bank	12/16/20	USD	1,804	COP	6,800,468	91
JPMorgan Chase Bank	12/16/20	USD	702	PEN	2,536	1
JPMorgan Chase Bank	12/16/20	USD	5,631	PEN	20,172	(38)
JPMorgan Chase Bank	12/16/20	CLP	2,591,533	USD	3,338	(43)
JPMorgan Chase Bank	12/16/20	KRW	12,646,452	USD	10,655	(769)
JPMorgan Chase Bank	12/16/20	COP	36,041,566	USD	9,670	(376)
JPMorgan Chase Bank	12/17/20	USD	157	CZK	3,521	3

248	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/17/20	USD	6,297	HUF	1,905,979	$54
JPMorgan Chase Bank	12/18/20	USD	246	PEN	893	2
JPMorgan Chase Bank	12/18/20	USD	748	PHP	36,144	3
JPMorgan Chase Bank	12/18/20	USD	2,075	RUB	162,748	48
JPMorgan Chase Bank	12/18/20	USD	2,510	THB	75,798	(5)
JPMorgan Chase Bank	12/18/20	USD	2,589	RUB	198,294	(2)
JPMorgan Chase Bank	12/18/20 - 01/12/21	USD	9,522	CLP	7,222,069	(96)
JPMorgan Chase Bank	01/12/21	BRL	31,296	USD	5,864	56
JPMorgan Chase Bank	12/18/20	BRL	5,092	USD	941	(4)
JPMorgan Chase Bank	12/18/20	RUB	185,546	USD	2,432	11
JPMorgan Chase Bank	12/18/20 - 12/21/20	RUB	389,914	USD	5,031	(55)
JPMorgan Chase Bank	12/18/20	CLP	3,920,001	USD	5,106	(7)
JPMorgan Chase Bank	12/21/20	USD	637	MYR	2,602	2
JPMorgan Chase Bank	12/21/20	USD	2,750	COP	10,019,201	43
JPMorgan Chase Bank	12/21/20	USD	5,113	KRW	5,668,246	6
JPMorgan Chase Bank	12/21/20	MYR	7,666	USD	1,869	(13)
JPMorgan Chase Bank	12/21/20 - 01/19/21	USD	10,669	BRL	57,570	13
JPMorgan Chase Bank	01/12/21	PEN	11,740	USD	3,280	24
JPMorgan Chase Bank	12/21/20 - 01/11/21	PEN	5,772	USD	1,587	(14)
JPMorgan Chase Bank	12/21/20	COP	15,581,826	USD	4,258	(85)
JPMorgan Chase Bank	12/30/20	EUR	5,831	RON	28,669	52
JPMorgan Chase Bank	01/12/21	USD	104	IDR	1,487,396	—
JPMorgan Chase Bank	02/17/21	ZAR	4,258	USD	276	4
JPMorgan Chase Bank	01/20/21	ZAR	227,214	USD	13,529	(1,060)
JPMorgan Chase Bank	02/02/21	USD	7,565	BRL	40,873	16
JPMorgan Chase Bank	02/03/21	IDR	51,751,369	USD	3,644	10
JPMorgan Chase Bank	02/03/21 - 02/24/21	IDR	49,966,982	USD	3,456	(50)
JPMorgan Chase Bank	02/05/21	AUD	4,742	USD	3,357	(139)
JPMorgan Chase Bank	02/17/21	USD	7,252	ZAR	115,043	111
JPMorgan Chase Bank	02/05/21 - 02/17/21	USD	2,021	ZAR	30,881	(43)
JPMorgan Chase Bank	02/05/21	MXN	19,418	USD	960	3
JPMorgan Chase Bank	02/18/21	USD	2,920	MXN	59,883	27
JPMorgan Chase Bank	02/18/21	USD	253	MXN	5,102	(1)
JPMorgan Chase Bank	02/18/21	USD	7,312	RON	30,245	89
JPMorgan Chase Bank	02/18/21	USD	9,822	PLN	37,263	128
JPMorgan Chase Bank	02/18/21	PLN	21,917	USD	5,791	(61)
JPMorgan Chase Bank	02/18/21	MXN	162,646	USD	7,867	(137)
JPMorgan Chase Bank	02/24/21	USD	1,029	IDR	14,675,691	—
JPMorgan Chase Bank	02/26/21	USD	1,009	UAH	29,266	360
Merrill Lynch	12/16/20	SGD	21,937	USD	16,035	(341)
Merrill Lynch	03/02/21	USD	4,842	BRL	26,024	(18)
Morgan Stanley	12/07/20	USD	903	TRY	7,172	12
Morgan Stanley	12/16/20 - 01/20/21	EUR	1,782	HUF	645,851	18
Morgan Stanley	12/16/20	USD	1,758	CLP	1,381,893	45
Morgan Stanley	12/16/20	USD	557	CLP	426,106	(1)
Morgan Stanley	12/16/20	EUR	997	PLN	4,573	28
Morgan Stanley	12/16/20 - 02/26/21	EUR	2,003	PLN	8,974	(4)
Morgan Stanley	12/16/20	PLN	6,668	EUR	1,464	(28)
Morgan Stanley	12/18/20	USD	1,668	RUB	132,028	54
Morgan Stanley	12/18/20	RUB	137,873	USD	1,774	(25)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	249

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	01/11/21	CZK	45,176	EUR	1,680	$(45)
Morgan Stanley	02/05/21	ZAR	71,914	USD	4,461	(148)
Morgan Stanley	03/02/21	USD	2,371	BRL	13,367	107
Morgan Stanley	03/02/21	USD	1,707	BRL	8,955	(47)
Standard Bank	12/03/20 - 01/05/21	USD	4,999	EUR	4,249	87
Standard Bank	12/03/20 - 12/16/20	EUR	12,318	USD	14,627	(115)
Standard Bank	12/07/20	SGD	4,564	USD	3,329	(78)
Standard Bank	12/16/20	USD	2,382	CZK	55,260	132
Standard Bank	12/16/20	MYR	2,389	USD	573	(13)
Standard Bank	12/16/20	USD	5,828	KRW	6,542,663	82
Standard Bank	12/16/20	USD	6,340	IDR	90,510,004	53
Standard Bank	12/16/20	USD	7,014	MYR	29,229	160
Standard Bank	12/16/20	MXN	7,380	USD	348	(17)
Standard Bank	12/16/20	RUB	25,936	USD	337	(1)
Standard Bank	12/16/20	INR	131,256	USD	1,759	(11)
Standard Bank	12/16/20	THB	313,367	USD	10,309	(51)
Standard Bank	12/16/20	IDR	31,562,538	USD	2,099	(130)
Standard Bank	12/17/20	ZAR	1,260	USD	73	(8)
Standard Bank	01/28/21 - 02/04/21	NGN	1,637,392	USD	3,874	(161)
Standard Bank	02/05/21	USD	1,564	ZAR	25,742	86
Standard Bank	02/05/21	USD	1,693	AUD	2,371	54
Standard Bank	02/09/21	USD	13,632	CNY	90,880	102
Standard Bank	02/09/21	TWD	395,655	USD	14,048	42
Standard Bank	02/17/21 - 03/03/21	GHS	19,947	USD	3,220	(127)
Standard Chartered	01/05/21	USD	5,998	BRL	32,905	109
Standard Chartered	12/02/20	USD	1,826	BRL	9,755	(15)
Standard Chartered	12/02/20 - 01/05/21	BRL	14,470	USD	2,715	28
Standard Chartered	12/02/20	BRL	19,650	USD	3,567	(81)
Standard Chartered	12/11/20	EUR	2,817	HUF	1,010,699	(3)
Standard Chartered	12/16/20	PEN	1,156	USD	320	—
Standard Chartered	12/16/20	USD	2,315	CLP	1,770,456	(6)
Standard Chartered	12/16/20	HUF	240,119	EUR	661	(9)
Standard Chartered	12/16/20	COP	1,343,046	USD	369	(6)
Standard Chartered	12/17/20	PHP	16,318	USD	336	(3)
Standard Chartered	12/18/20	USD	12,425	RUB	986,238	443
Standard Chartered	12/18/20	USD	2,013	RUB	152,036	(29)
Standard Chartered	12/18/20	RUB	67,324	USD	870	(8)
Standard Chartered	01/13/21	USD	3,473	INR	256,355	(22)
Standard Chartered	02/18/21	USD	751	CNY	4,969	(1)
Standard Chartered	02/24/21	IDR	15,998,519	USD	1,123	1
Standard Chartered	02/24/21	IDR	7,325,077	USD	513	—
State Street	12/03/20	USD	1,133	EUR	962	18
State Street	12/03/20	EUR	14,807	USD	17,776	64
State Street	12/03/20 - 02/03/21	EUR	11,758	USD	13,769	(319)
State Street	12/07/20	USD	3,452	SGD	4,634	8
State Street	12/16/20	USD	549	COP	2,131,635	45
State Street	12/16/20	EUR	1,487	PLN	6,795	34
State Street	12/16/20	USD	2,334	INR	173,464	6
State Street	12/16/20	USD	2,352	KRW	2,757,276	139
State Street	12/16/20 - 03/02/21	USD	3,593	BRL	19,109	(47)

250	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
State Street	02/05/21	USD	1,693	AUD	2,372	$55
State Street	02/05/21	USD	2,972	MXN	63,198	142

						$(2,727)

A list of open centrally cleared swap agreements held by the Fund at November 30, 2020, is as follows:

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
8.145%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	197,867	$(59)	$–	$(59)
5.81%	1-DAY COP - COLUMBIA IBR	Quarterly	04/03/2029	COP
	OVERNIGHT INTERBANK				7,450,804	(292)	–	(292)
2.969% FIXED	6-MONTH HUF - BUBOR	Semi-Annually	02/08/2029	HUF	600,000	(115)	–	(115)
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	11,913	78	–	78
28-DAY MXN - TIIE	8.155%	Monthly	12/28/2026	MXN	21,000	170	–	170
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	16,200	112	–	112
2.665%	7-DAY CHINA FIXING REPO	Quarterly	10/26/2025	CNY
	RATES(CNRR007)				25,000	18	–	18
China 7-Day Reverse Repo Rate	2.605%	Quarterly	07/16/2025	CNY	63,000	(61)	–	(61)
0.9925%	6-MONTH HUF - BUBOR	Semi-Annually	06/23/2025	HUF	1,018,345	6	–	6
1-DAY-CLP - SINACOFI CHILE	1.16%	Semi-Annually	06/23/2025	CLP
INTERBANK RATE AVG					3,237,689	(79)	–	(79)
1-DAY-CLP - SINACOFI CHILE	1.36%	Semi-Annually	06/17/2025	CLP
INTERBANK RATE AVG					2,668,591	(32)	–	(32)
0.644%	6-MONTH PLN - WIBOR	Semi-Annually	06/09/2025	PLN	18,906	(18)	–	(18)
28-DAY MXN - TIIE	6.45%	Monthly	04/01/2025	MXN	45,932	146	–	146
6-MONTH HUF - BUBOR	0.725%	Annually	03/25/2025	HUF	387,151	(15)	–	(15)
5.0975%	INR - MIBOR	Semi-Annually	02/26/2025	INR	102,239	(45)	–	(45)
5.081250%	INR - MIBOR	Semi-Annually	02/25/2025	INR	204,478	(89)	–	(89)
5.915%	1-DAY COP - COLUMBIA IBR	Quarterly	05/15/2029	COP
	OVERNIGHT INTERBANK				6,500,000	(273)	–	(273)
5.37%	1-DAY COP - COLUMBIA IBR	Quarterly	06/21/2029	COP
	OVERNIGHT INTERBANK				3,800,000	(115)	–	(115)
3-MONTH ZAR - JIBAR	8.49%	Quarterly	07/18/2029	ZAR	60,000	7	–	7
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	58,394	(310)	–	(310)
6-MONTH CZK - PRIBOR	1.38%	Annually	11/13/2030	CZK	88,221	4	–	4
6-MONTH CZK - PRIBOR	1.395%	Annually	11/12/2030	CZK	88,250	7	–	7
1-DAY-CLP - SINACOFI CHILE	2.145%	Semi-Annually	08/24/2030	CLP
INTERBANK RATE AVG					616,282	(41)	–	(41)
4.21%	1-DAY COP - COLUMBIA IBR	Quarterly	07/08/2030	COP
	OVERNIGHT INTERBANK				2,284,149	(8)	–	(8)
1%	6-MONTH PLN - WIBOR	Semi-Annually	06/12/2030	PLN	11,257	26	–	26
2.33%	1-DAY-CLP - SINACOFI CHILE	Semi-Annually	06/05/2030	CLP
	INTERBANK RATE AVG				1,146,740	46	–	46
4.98%	1-DAY COP - COLUMBIA IBR	Quarterly	04/23/2030	COP
	OVERNIGHT INTERBANK				1,595,236	(34)	–	(34)
6-MONTH HUF - BUBOR	1.37%	Annually	02/17/2025	HUF	360,019	19	–	19
5.45%	1-DAY COP - COLUMBIA IBR	Quarterly	03/12/2030	COP
	OVERNIGHT INTERBANK				2,279,681	(72)	–	(72)
1-DAY COP - COLUMBIA IBR	5.47%	Quarterly	03/11/2030	COP
OVERNIGHT INTERBANK					1,499,197	(48)	–	(48)
3-MONTH ZAR - JIBAR	7.54%	Quarterly	02/28/2030	ZAR	29,979	(114)	–	(114)
6-MONTH PLN - WIBOR	1.75%	Annually	02/26/2030	PLN	16,800	274	–	274
1.61%	6-MONTH HUF - BUBOR	Semi-Annually	01/17/2030	HUF	185,000	(7)	–	(7)
1.81%	6-MONTH CZK - PRIBOR	Semi-Annually	01/17/2030	CZK	15,000	(42)	–	(42)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	251

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.805%	6-MONTH PLN - WIBOR	Semi-Annually	12/17/2029	PLN	15,600	$(276)	$–	$(276)
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	40,855	(202)	–	(202)
5.4%	1-DAY COP - COLUMBIA IBR	Quarterly	03/11/2030	COP
	OVERNIGHT INTERBANK				2,559,198	(78)	–	(78)
6-MONTH PLN -WIBOR	1.635%	Semi-Annually	11/24/2030	PLN	15,931	(6)	–	(6)
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	4,671	6	–	6
1-DAY BRL - CETIP	6.77%	Annually	01/02/2025	BRL	5,570	6	–	6
1-DAY BRL - CETIP	5.25%	Annually	01/02/2023	BRL	15,387	17	–	17
1-DAY BRL - CETIP	11.475%	Annually	01/02/2023	BRL	7,562	155	–	155
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,474	35	–	35
1-DAY BRL - CETIP	6.77%	Annually	01/02/2023	BRL	8,540	52	–	52
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	45,683	83	–	83
6-MONTH HUF -BUBOR	0.7675%	Annually	06/23/2022	HUF	2,505,212	3	–	3
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	49,636	90	–	90
28-DAY MXN - TIIE	7.705%	Monthly	01/21/2022	MXN	6,000	11	–	11
1-DAY BRL - CETIP	2.885 FIXED	Annually	01/03/2022	BRL	24,057	(18)	–	(18)
1-DAY BRL - CETIP	2.99%	Annually	01/03/2022	BRL	34,427	(19)	–	(19)
1-DAY BRL - CETIP	5.89%	Annually	01/03/2022	BRL	36,997	180	–	180
1.960%	1-DAY-CLP -SINACOFI CHILE	Semi-Annually	12/12/2021	CLP
	INTERBANK RATE AVG				3,489,141	(68)	–	(68)
6-MONTH CZK -PRIBOR	2.225%	Annually	11/11/2021	CZK	51,000	39	–	39
6-MONTH CZK -PRIBOR	2.1%	Annually	09/30/2021	CZK	206,802	133	–	133
8.09%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	193,370	(57)	–	(57)
1-DAY BRL - CETIP	6.61%	Annually	01/02/2023	BRL	6,301	35	–	35
1-DAY BRL - CETIP	6.23%	Annually	01/02/2023	BRL	7,534	33	–	33
1-DAY BRL - CETIP	3.8875%	Annually	01/02/2023	BRL	17,361	(63)	–	(63)
28-DAY MXN - TIIE	5.55%	Monthly	04/13/2023	MXN	66,291	80	–	80
1-DAY BRL - CETIP	5.65%	Annually	01/02/2025	BRL	17,121	(93)	–	(93)
6-MONTH HUF -BUBOR	0.81%	Annually	09/12/2024	HUF	100,000	(2)	–	(2)
1.675%	6-MONTH CZK - PRIBOR	Semi-Annually	07/17/2024	CZK	28,223	(39)	–	(39)
1.64%	6-MONTH CZK - PRIBOR	Semi-Annually	06/21/2024	CZK	30,000	(40)	–	(40)
28-DAY MXN - TIIE	5.47%	Monthly	06/19/2024	MXN	221,391	22	–	22
1.7%	6-MONTH CZK - PRIBOR	Semi-Annually	06/18/2024	CZK	195,000	(277)	–	(277)
6-MONTH PLN - WIBOR	.65%	Annually	03/26/2024	PLN	3,738	8	–	8
1-DAY BRL - CETIP	6.455%	Annually	01/02/2025	BRL	4,989	(4)	–	(4)
6-MONTH PLN - WIBOR	.63%	Annually	03/26/2024	PLN	4,262	9	–	9
1-DAY BRL - CETIP	5.76%	Annually	01/02/2024	BRL	12,439	(13)	–	(13)
5.9725%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	10,140	(2)	–	(2)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	30,017	(165)	–	(165)
1-DAY BRL - CETIP	5.56%	Annually	01/02/2024	BRL	26,364	(53)	–	(53)
1-DAY BRL - CETIP	5.715%	Annually	01/02/2024	BRL	11,232	(15)	–	(15)
1-DAY BRL - CETIP	6.5%	Annually	01/02/2024	BRL	6,494	15	–	15
28-DAY MXN - TIIE	5.01%	Monthly	11/22/2023	MXN	211,565	2	–	2
1.9865%	6-MONTH PLN - WIBOR	Semi-Annually	03/25/2024	PLN	14,495	(203)	–	(203)
6-MONTH PLN - WIBOR	1.709%	Semi-Annually	11/25/2030	PLN	13,069	(7)	–	(7)

						$(1,642)	$–	$(1,642)

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
CDX.EM.34.V1	Buy	1.00%	Quarterly	12/20/2025	$15,302	$479	$992	$(513)

A list of open OTC swap agreements held by the Fund at November 30, 2020, is as follows:

Interest Rate Swaps

252	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	1-DAY BRL -CETIP	12.725%	Annually	01/04/2021	BRL	13,491	$950	$–	$950
JPMorgan Chase	1-DAY BRL - CETIP	10.23%	Annually	01/04/2021	BRL	250	9	–	9
JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annually	01/04/2021	BRL	9,579	334	–	334
JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annually	01/04/2021	BRL	6,884	215	–	215
JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annually	01/04/2021	BRL	7,587	215	–	215
JPMorgan Chase	1-DAY BRL - CETIP	8.87%	Annually	01/04/2021	BRL	11,980	303	–	303
Goldman Sachs	28-DAY MXN - TIIE	5.370%	Monthly	03/17/2021	MXN	62,000	8	–	8
	3-MONTH RUB -MOSCOW
Goldman Sachs	PRIME OFFERED RATE	7.515%	Annually	06/10/2021	RUB	1,405,247	560	–	560
JPMorgan Chase	1.3775%	6-MONTH HUF -BUBOR	Semi-Annually	06/17/2021	HUF	875,267	(28)	–	(28)
Goldman Sachs	6-MONTH PLN - WIBOR	2.208%	Annually	11/16/2021	PLN	10,048	53	–	53
Citibank	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PLN	15,500	191	–	191
	3-MONTH RUB - MOSCOW
Goldman Sachs	PRIME OFFERED RATE	6.29%	Quarterly	12/14/2021	RUB	700,000	122	–	122
Goldman Sachs	1.265%	6-MONTH HUF - BUBOR	Semi-Annually	01/10/2022	HUF	2,251,935	(130)	–	(130)
JPMorgan Chase	1.30%	6-MONTH HUF - BUBOR	Semi-Annually	04/06/2022	HUF	400,000	(21)	–	(21)
	1-DAY CLP -SINACOFI CHILE
JPMorgan Chase	INTERBANK RATE AVG	3.43%	Semi-Annually	05/10/2022	CLP	933,434	53	–	53
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	99,662	129	–	129
Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Annually	09/21/2022	HUF	783,180	8	–	8
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	305	–	305
Goldman Sachs	1-DAY BRL - CETIP	10.89%	Quarterly	01/03/2023	BRL	6,139	480	–	480
	3-MONTH RUB - MOSCOW
Goldman Sachs	PRIME OFFERED RATE	7.072%	Quarterly	04/02/2023	RUB	1,057,550	513	–	513
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	29,801	91	–	91
Citibank	1.953%	3-MONTH MYR -KLIBOR	Quarterly	08/18/2025	MYR	15,000	46	–	46
JPMorgan Chase	3-MONTH KLIBOR + 0 BPS	2.12%	Quarterly	11/12/2025	MYR	15,800	21	–	21
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	60	–	60
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	63,199	175	–	175
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	127	–	127
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	118	–	118

							$4,907	$–	$4,907

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	3-MONTH USD –LIBOR	11.065%	Quarterly	12/07/2025	TRY	3,047	$181	$–	$181
JPMorgan Chase	3-MONTH USD -LIBOR	12.97%	Quarterly	04/07/2026	TRY	3,046	3	–	3

							$184	$–	$184

Percentages are based on Net Assets of $2,251,264 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2020, the value of these securities amounted to $435,389 ($ Thousands), representing 19.3% of the Net Assets of the Fund.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (See Note 12). The total market value of securities on loan at November 30, 2020 was $3,823 ($ Thousands).

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Security is in default on interest payment.
(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of November 30, 2020 was $3,955 ($ Thousands).

AUD — Australian Dollar

BRL — Brazilian Real

BUBOR— Budapest Interbank Offered Rate

CDX — Credit Default Swap Index

CETIP— Central of Custody and Financial Settlement of Securities

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	253

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Debt Fund (Concluded)

DAC — Designated Activity Company

EGP — Egyptian Pound

EM — Emerging Markets

EUR — Euro

GHS — Ghanaian Cedi

HUF — Hungarian Forint

IBR— Interest Rate Reference Index

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JIBAR— Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

JSC — Joint-Stock Company

KLIBOR — Kuala Lumpur Interbank Offered Rate

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MIBOR — Mumbai InterBank Overnight Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over The Counter

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR— Prague Interbank Offered Rate

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

SAR— Saudi Riyal

SGD — Singapore Dollar

Ser — Series

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

UAH — Ukrainian Hryvnia

ULC — Unlimited Liability Company

USD — U.S. Dollar

UYU — Uruguayan Peso

WIBOR— Warsaw Interbank Offered Rate

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	2,121,754	–	2,121,754
U.S. Treasury Obligation	–	7,392	–	7,392
Affiliated Partnership	–	3,955	–	3,955

Total Investments in Securities	–	2,133,101	–	2,133,101

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,086	–	–	1,086
Unrealized Depreciation	(753)	–	–	(753)
Forwards Contracts*
Unrealized Appreciation	–	14,596	–	14,596
Unrealized Depreciation	–	(17,323)	–	(17,323)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,927	–	1,927
Unrealized Depreciation	–	(3,569)	–	(3,569)
Credit Default Swaps*
Unrealized Depreciation	–	(513)	–	(513)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	5,086	–	5,086
Unrealized Depreciation	–	(179)	–	(179)
Cross-Currency Swaps*
Unrealized Appreciation	–	184	–	184

Total Other Financial Instruments	333	209	–	542

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more informatin on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ –	$8,906	$(4,952)	$1	$ –	$3,955	3,954,055	$ –	$ –

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

254	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Real Return Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 97.4%
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	$12,371	$14,301
0.625%, 04/15/2023	18,913	19,752
0.625%, 01/15/2024	21,216	22,528
0.500%, 04/15/2024	13,404	14,213
0.375%, 07/15/2023	22,086	23,177
0.375%, 07/15/2025	19,709	21,359
0.250%, 01/15/2025	20,578	21,922
0.125%, 01/15/2022	20,452	20,739
0.125%, 04/15/2022	19,519	19,830
0.125%, 07/15/2022	19,441	19,924
0.125%, 01/15/2023	22,744	23,427
0.125%, 07/15/2024	20,475	21,659
0.125%, 10/15/2024	16,180	17,138
0.125%, 04/15/2025	16,195	17,196
0.125%, 10/15/2025	8,778	9,421

Total U.S. Treasury Obligations (Cost $275,942) ($ Thousands)		286,586

Total Investments in Securities —97.4% (Cost $275,942) ($ Thousands)		$286,586

Percentages are based on Net Assets of $294,222 ($ Thousands).

As of November 30, 2020, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	255

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Limited Duration Bond Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 28.2%

Communication Services — 0.4%
AT&T
2.300%, 06/01/2027	$2,000	$2,125
Sprint Spectrum LLC
4.738%, 03/20/2025 (A)	1,135	1,223
3.360%, 09/20/2021 (A)	795	803
T-Mobile USA
3.875%, 04/15/2030 (A)	770	883

		5,034

Consumer Discretionary — 0.6%
Alimentation Couche-Tard
3.550%, 07/26/2027 (A)	400	448
Daimler Finance North America LLC
1.121%, VAR ICE LIBOR USD 3 Month+0.900%, 02/15/2022 (A)	2,190	2,204
Ford Motor Credit LLC
5.750%, 02/01/2021	1,000	1,005
5.596%, 01/07/2022	9	9
1.296%, VAR ICE LIBOR USD 3 Month+1.080%, 08/03/2022	955	929
1.104%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	500	492
General Motors Financial
4.200%, 03/01/2021	1,000	1,005
4.200%, 11/06/2021	1,270	1,312
3.200%, 07/06/2021	445	450
3.150%, 06/30/2022	285	295

		8,149

Consumer Staples — 1.3%
BayCare Health System
2.610%, 11/15/2022	1,190	1,239
2.560%, 11/15/2021	2,595	2,645

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bayer US Finance II LLC
3.875%, 12/15/2023 (A)	$745	$814
3.500%, 06/25/2021 (A)	1,500	1,522
Campbell Soup
0.880%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/2021	500	501
CommonSpirit Health
2.760%, 10/01/2024	960	1,017
Constellation Brands
0.921%, VAR ICE LIBOR USD 3 Month+0.700%, 11/15/2021	665	665
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (A)	760	803
Kraft Heinz Foods
4.000%, 06/15/2023	2,000	2,144
3.950%, 07/15/2025	1,140	1,258
Smithfield Foods
3.350%, 02/01/2022 (A)	590	600
Viatris
1.125%, 06/22/2022 (A)	4,575	4,616

		17,824

Energy — 1.4%
BP Capital Markets America
3.633%, 04/06/2030	770	898
Energy Transfer Operating
4.050%, 03/15/2025	1,000	1,075
Kinder Morgan
5.000%, 02/15/2021 (A)	5,000	5,026
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	700	728
Petroleos Mexicanos
5.350%, 02/12/2028	1,200	1,124
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (A)	9,270	9,794
Sunoco Logistics Partners Operations
4.250%, 04/01/2024	250	268

		18,913

Financials — 17.0%
Avolon Holdings Funding
3.625%, 05/01/2022 (A)	890	903
Bank of America
3.335%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	1,000	1,034
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	7,175	7,534
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	1,455	1,460

256	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America MTN
0.810%, VAR United States Secured Overnight Financing Rate+0.740%, 10/24/2024	$7,100	$7,129
Bank of Montreal MTN
0.766%, VAR United States Secured Overnight Financing Rate+0.680%, 03/10/2023	1,970	1,984
Citibank
3.400%, 07/23/2021	250	254
Citigroup
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	1,645	1,782
2.900%, 12/08/2021	9,200	9,417
2.312%, VAR United States Secured Overnight Financing Rate+0.867%, 11/04/2022	7,770	7,904
Credit Suisse NY
2.800%, 04/08/2022	5,000	5,165
DNB Boligkreditt
2.500%, 03/28/2022 (A)	6,130	6,303
Federation des Caisses Desjardins du Quebec
0.450%, 10/07/2023 (A)	6,660	6,664
Fifth Third Bancorp
1.625%, 05/05/2023	6,855	7,043
General Electric MTN
0.605%, VAR ICE LIBOR USD 3 Month+0.380%, 05/05/2026	350	334
Goldman Sachs Group
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/2023	8,255	8,276
Goldman Sachs Group MTN
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	500	520
HSBC Holdings
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	1,870	2,015
Intercontinental Exchange
0.903%, VAR ICE LIBOR USD 3 Month+0.650%, 06/15/2023	1,700	1,706
JPMorgan Chase
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	8,660	9,535
3.250%, 09/23/2022	12,000	12,632
Lloyds Bank
6.375%, 01/21/2021	1,250	1,260
Lloyds Banking Group
3.870%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+3.500%, 07/09/2025	180	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	$305	$314
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	8,800	8,899
Morgan Stanley MTN
5.500%, 07/28/2021	1,800	1,860
0.560%, VAR United States Secured Overnight Financing Rate+0.466%, 11/10/2023	13,260	13,271
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.770%, 08/15/2023	11,485	11,566
National Securities Clearing
1.200%, 04/23/2023 (A)	7,290	7,429
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month+1.181%, 04/26/2023 (A)	1,595	1,658
Nationwide Mutual Insurance
2.540%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (A)	1,000	999
New York Life Global Funding
1.100%, 05/05/2023 (A)	4,710	4,791
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	1,000	1,006
Pacific Life Global Funding II
0.500%, 09/23/2023 (A)	4,615	4,615
Park Aerospace Holdings, 52235879
5.250%, 08/15/2022 (A)	155	162
4.500%, 03/15/2023 (A)	170	177
3.625%, 03/15/2021 (A)	250	251
PNC Bank
0.530%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	9,975	9,990
Protective Life Global Funding
1.082%, 06/09/2023 (A)	7,785	7,912
Santander UK
3.571%, 01/10/2023	1,615	1,665
3.400%, 06/01/2021	585	594
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/2023	3,965	4,094
Toronto-Dominion Bank
2.100%, 07/15/2022 (A)	7,400	7,611
1.450%, 04/03/2023 (A)	2,515	2,581
Toronto-Dominion Bank MTN
0.750%, 06/12/2023	9,290	9,366
Truist Financial MTN
2.200%, 03/16/2023	7,675	7,973

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	257

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS Group
1.008%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.830%, 07/30/2024 (A)	$5,465	$5,505
USAA Capital
1.500%, 05/01/2023 (A)	3,080	3,161
Wells Fargo MTN
3.750%, 01/24/2024	655	712
Wells Fargo Bank
3.625%, 10/22/2021	1,000	1,027
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022	1,225	1,241
Wells Fargo Bank MTN
2.625%, 07/22/2022	9,580	9,926

		231,407

Health Care — 2.1%
AbbVie
5.000%, 12/15/2021	500	517
3.800%, 03/15/2025	450	503
3.750%, 11/14/2023	550	601
2.150%, 11/19/2021	8,775	8,922
Cigna
0.896%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021	1,000	1,000
Gilead Sciences
0.750%, 09/29/2023	7,095	7,118
0.740%, VAR ICE LIBOR USD 3 Month+0.520%, 09/29/2023	1,200	1,203
Humana
3.850%, 10/01/2024	1,500	1,660
2.500%, 12/15/2020	855	856
Royalty Pharma
0.750%, 09/02/2023 (A)	985	989
Stryker
0.600%, 12/01/2023	5,590	5,598

		28,967

Industrials — 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.875%, 01/16/2024	580	626
3.950%, 02/01/2022	1,000	1,026
Air Lease
3.500%, 01/15/2022	690	709
American Airlines Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	363	361
BAE Systems Holdings
2.850%, 12/15/2020 (A)	500	501
Caterpillar Financial Services
0.650%, 07/07/2023	6,745	6,792

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delta Air Lines Pass-Through Trust
6.718%, 01/02/2023	$292	$295
GE Capital Funding LLC
4.400%, 05/15/2030 (A)	1,190	1,371
General Electric MTN
1.237%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2023	2,000	1,996
Georgia-Pacific LLC
0.625%, 05/15/2024 (A)	7,115	7,120
Honeywell International
0.483%, 08/19/2022	2,050	2,053
IHS Markit
5.000%, 11/01/2022 (A)	1,500	1,609
3.625%, 05/01/2024	430	469
Ingersoll-Rand
9.000%, 08/15/2021	750	791
PACCAR Financial MTN
0.800%, 06/08/2023	5,120	5,180

		30,899

Information Technology — 0.0%
NXP BV
4.625%, 06/01/2023 (A)	620	679

Materials — 0.2%
Bemis
4.500%, 10/15/2021	1,590	1,630
Nutrition & Biosciences
0.697%, 09/15/2022 (A)	750	753

		2,383

Real Estate — 1.1%
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,395	1,472
Boston Properties
4.125%, 05/15/2021	1,000	1,007
Camden Property Trust
2.950%, 12/15/2022	1,490	1,553
CyrusOne/CyrusOne Finance
2.900%, 11/15/2024	1,430	1,522
Essex Portfolio
5.200%, 03/15/2021	1,000	1,002
GLP Capital
5.375%, 11/01/2023	2,803	3,021
Healthpeak Properties
4.250%, 11/15/2023	6	7
Highwoods Realty
3.200%, 06/15/2021	380	383
Kilroy Realty
3.450%, 12/15/2024	395	426

258	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kimco Realty
3.400%, 11/01/2022	$1,350	$1,419
Realty Income
3.250%, 10/15/2022	1,000	1,046
SL Green Operating Partnership
1.201%, VAR ICE LIBOR USD 3 Month+0.980%, 08/16/2021	1,395	1,386
Welltower
3.750%, 03/15/2023	500	531

		14,775

Sovereign — 1.0%
Inter-American Development Bank MTN
1.750%, 09/14/2022	13,000	13,352

Utilities — 0.8%
Dominion Energy
3.300%, 03/15/2025	1,570	1,733
2.450%, 01/15/2023 (A)	500	520
0.776%, VAR ICE LIBOR USD 3 Month+0.530%, 09/15/2023	5,650	5,659
DTE Energy
0.550%, 11/01/2022	3,370	3,376

		11,288

Total Corporate Obligations (Cost $377,499) ($ Thousands)		383,670

U.S. TREASURY OBLIGATIONS — 26.2%
U.S. Treasury Bills
0.181%, 02/23/2021 (B)	2,800	2,800
0.118%, 02/09/2021 (B)	1,980	1,980
0.101%, 04/01/2021 (B)	2,195	2,194
U.S. Treasury Inflation-Protected Securities
0.625%, 04/15/2023	4,008	4,186
0.500%, 04/15/2024	14,035	14,883
U.S. Treasury Notes
1.750%, 09/30/2022	65,675	67,609
1.375%, 10/15/2022	23,600	24,139
0.500%, 03/15/2023	61,095	61,565
0.375%, 11/30/2025	7,290	7,296
0.250%, 11/15/2023	4,560	4,569
0.125%, 09/30/2022	40,845	40,832
0.125%, 10/31/2022	89,185	89,150
0.125%, 11/30/2022	21,380	21,370
0.125%, 05/15/2023	14,215	14,202

Total U.S. Treasury Obligations (Cost $353,735) ($ Thousands)		356,775

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 24.2%

Agency Mortgage-Backed Obligations — 17.4%
FHLMC
4.500%, 09/01/2026	$559	$593
4.000%, 03/01/2026	236	251
3.500%, 11/01/2030	6,463	6,991
3.000%, 09/01/2029	3,894	4,075
2.500%, 11/01/2027 to 10/01/2031	6,262	6,528
0.450%, 07/28/2023	6,805	6,806
0.300%, 09/28/2023 to 10/13/2023	16,535	16,529
FHLMC ARM
3.231%, VAR ICE LIBOR USD 12 Month+1.511%, 03/01/2037	46	48
FHLMC CMO, Ser 2004-2761, Cl FT
0.491%, VAR LIBOR USD 1 Month+0.350%, 12/15/2033	228	227
FHLMC CMO, Ser 2005-2922, Cl FE
0.391%, VAR LIBOR USD 1 Month+0.250%, 02/15/2035	870	873
FHLMC CMO, Ser 2005-2990, Cl LK
0.511%, VAR LIBOR USD 1 Month+0.370%, 10/15/2034	1,072	1,075
FHLMC CMO, Ser 2005-3066, Cl PF
0.441%, VAR LIBOR USD 1 Month+0.300%, 04/15/2035	323	323
FHLMC CMO, Ser 2006-3102, Cl FB
0.441%, VAR LIBOR USD 1 Month+0.300%, 01/15/2036	605	606
FHLMC CMO, Ser 2006-3136, Cl KF
0.441%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	535	536
FHLMC CMO, Ser 2008-3419, Cl FA
0.711%, VAR LIBOR USD 1 Month+0.570%, 08/15/2037	6	6
FHLMC CMO, Ser 2009-3616, Cl FG
0.791%, VAR LIBOR USD 1 Month+0.650%, 03/15/2032	524	531
FHLMC CMO, Ser 2010-3762, Cl FP
0.591%, VAR LIBOR USD 1 Month+0.450%, 03/15/2040	133	134
FHLMC CMO, Ser 2010-3774, Cl EW
3.500%, 12/15/2025	441	464
FHLMC CMO, Ser 2011-3820, Cl GJ
3.500%, 12/15/2039	216	224
FHLMC CMO, Ser 2011-3820, Cl DB
4.000%, 11/15/2038	622	635
FHLMC CMO, Ser 2011-3867, Cl FN
0.491%, VAR LIBOR USD 1 Month+0.350%, 04/15/2040	108	109
FHLMC CMO, Ser 2011-3895, Cl FM
0.491%, VAR LIBOR USD 1 Month+0.350%, 12/15/2040	700	701

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	259

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2011-3940, Cl PF
0.491%, VAR LIBOR USD 1 Month+0.350%, 05/15/2040	$802	$803
FHLMC CMO, Ser 2011-3946, Cl FG
0.491%, VAR LIBOR USD 1 Month+0.350%, 10/15/2039	112	112
FHLMC CMO, Ser 2011-3960, Cl JF
0.591%, VAR LIBOR USD 1 Month+0.450%, 04/15/2041	288	289
FHLMC CMO, Ser 2012-4046, Cl PA
2.500%, 05/15/2027	593	614
FHLMC CMO, Ser 2012-4048, Cl GF
0.491%, VAR LIBOR USD 1 Month+0.350%, 10/15/2040	295	295
FHLMC CMO, Ser 2012-4094, Cl BF
0.541%, VAR LIBOR USD 1 Month+0.400%, 08/15/2032	712	711
FHLMC CMO, Ser 2012-4095, Cl FB
0.541%, VAR LIBOR USD 1 Month+0.400%, 04/15/2039	226	226
FHLMC CMO, Ser 2012-4102, Cl LF
0.391%, VAR LIBOR USD 1 Month+0.250%, 01/15/2040	228	228
FHLMC CMO, Ser 2013-4165, Cl TE
1.750%, 12/15/2042	368	374
FHLMC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	388	412
FHLMC CMO, Ser 2013-4220, Cl KC
1.500%, 05/15/2032	2,170	2,216
FHLMC CMO, Ser 2013-4247, Cl AK
4.500%, 12/15/2042	241	256
FHLMC CMO, Ser 2013-4253, Cl PA
3.500%, 08/15/2041	450	459
FHLMC CMO, Ser 2013-4262, Cl AB
2.500%, 01/15/2031	851	850
FHLMC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	536	552
FHLMC CMO, Ser 2014-4384, Cl LA
3.500%, 09/15/2040	655	670
FHLMC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	599	631
FHLMC Multifamily Structured Pass-Through Certificates, Ser J22F, Cl A1
3.454%, 05/25/2023	47	47
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A2
2.373%, 05/25/2022	900	922
FHLMC Multifamily Structured Pass-Through Certificates, Ser K026, Cl A2
2.510%, 11/25/2022	4,708	4,871
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	6,020	6,277

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A2
3.490%, 01/25/2024	$1,360	$1,475
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	510	523
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A1
2.604%, 10/25/2023	312	319
FHLMC Multifamily Structured Pass-Through Certificates, Ser K046, Cl A1
2.697%, 01/25/2025	1,512	1,572
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A1
3.045%, 08/25/2026	3,276	3,504
FHLMC Multifamily Structured Pass-Through Certificates, Ser K722, Cl A1
2.183%, 05/25/2022	3,707	3,775
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
0.500%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	589	590
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF37, Cl A
0.500%, VAR ICE LIBOR USD 1 Month+0.360%, 09/25/2027	374	375
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF38, Cl A
0.470%, VAR LIBOR USD 1 Month+0.330%, 09/25/2024	1,107	1,109
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
0.460%, VAR LIBOR USD 1 Month+0.320%, 11/25/2024	837	838
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF40, Cl A
0.480%, VAR LIBOR USD 1 Month+0.340%, 11/25/2027	373	374
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF43, Cl A
0.380%, VAR ICE LIBOR USD 1 Month+0.240%, 01/25/2028	782	781
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF51, Cl A
0.540%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2025	938	940
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ08, Cl A2
2.356%, 08/25/2022	1,420	1,445
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ13, Cl A2
2.864%, 08/25/2022	979	1,006

260	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ24, Cl A1
2.283%, 05/25/2026	$3,720	$3,918
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ26, Cl A1
2.135%, 07/25/2025	4,253	4,374
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ29, Cl A1
0.735%, 01/25/2026	1,957	1,968
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ30, Cl A1
0.526%, 01/25/2025	1,451	1,451
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSMC, Cl A2
2.615%, 01/25/2023	1,500	1,570
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
1.483%, VAR 12 Month Treas Avg+0.740%, 05/25/2044	696	696
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	2,152	2,235
FHLMC Whole Loan Securities Trust, Ser 2017-SC02, Cl 2A1
3.500%, 05/25/2047	78	78
FNMA
6.000%, 02/01/2023	375	388
4.503%, 04/01/2021 (C)	89	89
4.500%, 05/01/2024	267	281
4.381%, 06/01/2021 (C)	364	365
4.160%, 07/01/2021	2,695	2,731
3.763%, 12/01/2020 (C)	215	215
3.500%, 10/01/2031	476	520
3.430%, 10/01/2023	1,348	1,432
3.000%, 10/01/2027 to 08/01/2035	3,364	3,529
2.918%, 01/01/2026 (C)	2,025	2,192
2.500%, 12/01/2027 to 11/01/2034	8,714	9,077
2.240%, 12/01/2022	9,414	9,649
1.870%, 07/01/2021	1,649	1,652
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	1,069	1,088
FNMA CMO, Ser 2004-94, Cl HF
0.450%, VAR LIBOR USD 1 Month+0.300%, 10/25/2034	115	115
FNMA CMO, Ser 2005-83, Cl FP
0.480%, VAR LIBOR USD 1 Month+0.330%, 10/25/2035	948	951
FNMA CMO, Ser 2006-31, Cl FP
0.450%, VAR LIBOR USD 1 Month+0.300%, 05/25/2036	169	169
FNMA CMO, Ser 2006-56, Cl FE
0.580%, VAR LIBOR USD 1 Month+0.430%, 07/25/2036	794	800

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2007-98, Cl FD
0.600%, VAR LIBOR USD 1 Month+0.450%, 06/25/2037	$405	$408
FNMA CMO, Ser 2008-24, Cl PF
0.800%, VAR LIBOR USD 1 Month+0.650%, 02/25/2038	271	273
FNMA CMO, Ser 2010-43, Cl VF
0.700%, VAR LIBOR USD 1 Month+0.550%, 05/25/2040	648	654
FNMA CMO, Ser 2011-115, Cl MB
2.500%, 11/25/2026	439	455
FNMA CMO, Ser 2012-111, Cl NF
0.500%, VAR LIBOR USD 1 Month+0.350%, 05/25/2042	951	953
FNMA CMO, Ser 2012-20, Cl BD
2.000%, 01/25/2031	2,306	2,368
FNMA CMO, Ser 2012-54, Cl CF
0.850%, VAR LIBOR USD 1 Month+0.700%, 05/25/2042	333	338
FNMA CMO, Ser 2012-93, Cl GF
0.400%, VAR LIBOR USD 1 Month+0.250%, 07/25/2040	162	162
FNMA CMO, Ser 2012-98, Cl MA
2.000%, 08/25/2031	7,127	7,322
FNMA CMO, Ser 2013-104, Cl JA
3.000%, 12/25/2030	244	248
FNMA CMO, Ser 2013-116, Cl CB
2.500%, 04/25/2033	603	624
FNMA CMO, Ser 2013-53, Cl CL
3.000%, 06/25/2037	205	205
FNMA CMO, Ser 2013-6, Cl MC
2.000%, 02/25/2040	316	320
FNMA CMO, Ser 2013-85, Cl AG
2.500%, 08/25/2028	683	712
FNMA CMO, Ser 2014-30, Cl KD
2.500%, 05/25/2033	1,285	1,337
FNMA CMO, Ser 2014-33, Cl AH
3.000%, 06/25/2029	617	643
FNMA CMO, Ser 2016-48, Cl UF
0.550%, VAR LIBOR USD 1 Month+0.400%, 08/25/2046	342	344
FNMA CMO, Ser 2020-10, Cl FA
0.650%, VAR ICE LIBOR USD 1 Month+0.500%, 03/25/2050	3,399	3,430
FNMA REMIC CMO, Ser 2019-79, Cl FA
0.650%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2050	868	876
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	1,164	1,182
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (C)	43	43
FNMA, Ser 2017-M14, Cl A1
2.971%, 11/25/2027 (C)	1,545	1,653

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	261

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.570%, 12/25/2048 (A)(C)	$1,525	$1,524
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.510%, 01/25/2046 (A)(C)	5,605	5,602
FREMF Mortgage Trust, Ser K22, Cl B
3.811%, 08/25/2045 (A)(C)	2,480	2,597
FREMF Mortgage Trust, Ser K24, Cl B
3.627%, 11/25/2045 (A)(C)	2,580	2,705
FREMF Mortgage Trust, Ser K35, Cl B
4.069%, 12/25/2046 (A)(C)	2,015	2,170
GNMA
3.000%, 01/20/2027 to 02/20/2030	3,051	3,201
GNMA ARM
3.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2041	140	146
GNMA CMO, Ser 2007-1, Cl F
0.447%, VAR LIBOR USD 1 Month+0.300%, 01/20/2037	565	565
GNMA CMO, Ser 2010-158, Cl HA
3.500%, 10/20/2039	200	204
GNMA CMO, Ser 2010-98, Cl QF
0.547%, VAR LIBOR USD 1 Month+0.400%, 01/20/2040	931	933
GNMA CMO, Ser 2011-151, Cl BF
0.497%, VAR LIBOR USD 1 Month+0.350%, 04/20/2041	556	557
GNMA CMO, Ser 2012-77, Cl FM
0.811%, VAR LIBOR USD 1 Month+0.670%, 11/16/2039	916	923
GNMA CMO, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,089	1,105
GNMA CMO, Ser 2013-124, Cl CP
2.500%, 06/20/2041	541	546
GNMA CMO, Ser 2014-20, Cl MU
3.000%, 07/20/2042	4,294	4,468
GNMA CMO, Ser 2015-45, Cl AG
2.500%, 02/16/2041	1,137	1,153
GNMA TBA
2.500%, 05/09/2026	22,775	24,000
2.000%, 12/15/2050 to 01/15/2051	7,825	8,179
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044 (C)	761	788
GNMA, Ser 2010-159, Cl D
4.291%, 09/16/2044 (C)	1,559	1,594
UMBS TBA
2.500%, 12/01/2042 to 01/01/2043	3,825	4,003

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.000%, 12/15/2050 to 01/15/2051	$4,050	$4,204

		235,956

Mortgage Related Securities — 0.9%
ABFC Trust, Ser 2005-HE2, Cl M3
0.930%, VAR ICE LIBOR USD 1 Month+0.780%, 06/25/2035	790	791
Centex Home Equity Loan Trust, Ser 2006-A, Cl M1
0.450%, VAR ICE LIBOR USD 1 Month+0.300%, 06/25/2036	2,140	2,120
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl M1
0.585%, VAR ICE LIBOR USD 1 Month+0.435%, 10/25/2036	71	71
Citigroup Mortgage Loan Trust, Ser 2007-WFH3, Cl A3
0.400%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	820	816
GSAA Home Equity Trust, Ser 2005-MTR1, Cl A4
0.890%, VAR ICE LIBOR USD 1 Month+0.740%, 10/25/2035	1,868	1,862
GSAA Home Equity Trust, Ser 2007-8, Cl A3
0.600%, VAR ICE LIBOR USD 1 Month+0.450%, 08/25/2037	1,448	1,432
GSAA Trust, Ser 2005-10, Cl M4
1.125%, VAR ICE LIBOR USD 1 Month+0.975%, 06/25/2035	1,425	1,463
Nationstar Home Equity Loan Trust, Ser 2007-A, Cl AV4
0.380%, VAR ICE LIBOR USD 1 Month+0.230%, 03/25/2037	923	912
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
0.810%, VAR ICE LIBOR USD 1 Month+0.660%, 11/25/2035	629	629
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
0.370%, VAR ICE LIBOR USD 1 Month+0.220%, 01/25/2036	328	325
RASC Trust, Ser 2006-KS6, Cl A4
0.400%, VAR ICE LIBOR USD 1 Month+0.250%, 08/25/2036	1,365	1,355
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
0.610%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2037 (A)	785	779

		12,555

Non-Agency Mortgage-Backed Obligations — 5.9%
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A)(C)	392	394

262	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser BN28, Cl A1
0.628%, 03/15/2063	$591	$592
BBCMS Mortgage Trust, Ser C7, Cl A1
1.079%, 04/15/2053	1,413	1,419
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/2032 (A)	3,291	3,282
BCAP LLC Trust, Ser 2015-RR5, Cl 1A3
0.349%, 08/26/2036 (A)(C)	220	218
Benchmark Mortgage Trust, Ser B19, Cl A1
0.628%, 09/15/2053	733	735
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
0.891%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	1,213	1,212
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
1.221%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (A)	2,473	2,468
BX Commercial Mortgage Trust, Ser 2020-BXLP, Cl A
0.941%, VAR ICE LIBOR USD 1 Month+0.800%, 12/15/2036 (A)	999	998
CHC Commercial Mortgage Trust, Ser 2019-CHC, Cl A
1.261%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	2,949	2,821
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	1,758	1,860
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	1,000	1,032
COMM Mortgage Trust, Ser 2013-CR11, Cl ASB
3.660%, 08/10/2050	263	274
COMM Mortgage Trust, Ser 2013-LC6, Cl ASB
2.478%, 01/10/2046	1,084	1,102
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	299	299
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	1,638	1,725
Commercial Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	815	845
Core Mortgage Trust, Ser 2019-CORE, Cl A
1.021%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (A)	500	498
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
1.391%, VAR ICE LIBOR USD 1 Month+1.250%, 01/15/2034 (A)	2,925	2,835

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.371%, VAR ICE LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	$5,520	$5,513
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.121%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (A)	2,925	2,926
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	53	57
DBCG Mortgage Trust, Ser 2017-BBG, Cl A
0.841%, VAR ICE LIBOR USD 1 Month+0.700%, 06/15/2034 (A)	2,400	2,382
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)(C)	1,528	1,535
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A1FL
1.491%, VAR ICE LIBOR USD 1 Month+1.350%, 07/12/2044 (A)	104	104
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(C)	32	32
Gosforth Funding, Ser 2018-1A, Cl A1
0.657%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/2060 (A)	443	443
GS Mortgage Securities II, Ser 2018-GS10, Cl A1
3.199%, 07/10/2051	1,104	1,132
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A3
3.817%, 08/10/2044	850	851
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	1,305	1,328
GS Mortgage Securities Trust, Ser 2013-GC13, Cl AAB
3.719%, 07/10/2046 (C)	524	542
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 08/10/2046	683	707
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (A)	1,498	1,595
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	696	706
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	1,013	1,035
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-1, Cl A5
3.500%, 01/25/2047 (A)(C)	774	775

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	263

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A)(C)	$39	$39
JPMorgan Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 01/25/2047 (A)(C)	644	645
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/2047 (A)(C)	902	911
JPMorgan Mortgage Trust, Ser 2017-4, Cl A6
3.000%, 11/25/2048 (A)(C)	390	391
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl ASB
3.705%, 01/15/2047	251	262
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	764	794
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	525	533
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	6,207	6,324
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
0.610%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2029	377	368
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl ASB
3.557%, 11/15/2046	283	294
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	830	862
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl A3
3.773%, 04/15/2047	375	405
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	767	809
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	1,164	1,177
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/2029 (A)	2,375	2,398
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%, 08/11/2033 (A)	390	395
SBALR Commercial Mortgage Trust, Ser 2020-RR1, Cl A1
2.025%, 02/13/2053 (A)	1,312	1,341
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (A)(C)	96	96
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A11
3.500%, 08/25/2047 (A)(C)	382	384

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A10
4.000%, 02/25/2048 (A)(C)	$492	$495
UBS Commercial Mortgage Trust, Ser 2018-C11, Cl A1
3.211%, 06/15/2051	298	303
UBS Commercial Mortgage Trust, Ser 2019-C16, Cl A1
2.739%, 04/15/2052	1,818	1,867
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.410%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	1,392	1,363
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl A2
2.603%, 06/15/2049	2,155	2,163
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl A2
2.495%, 07/15/2048	1,085	1,090
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A2
2.504%, 11/15/2059	770	776
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl A2
2.501%, 10/15/2049	799	806
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS5, Cl A2
2.711%, 01/15/2059	117	117
Wells Fargo Commercial Mortgage Trust, Ser 2020-C56, Cl A1
1.341%, 06/15/2053	1,927	1,942
Wells Fargo Commercial Mortgage Trust, Ser C57, Cl A1
0.903%, 08/15/2053	2,422	2,430
Wells Fargo Commercial Mortgage Trust, Ser LC16, Cl A4
3.548%, 08/15/2050	1,734	1,841

		79,893

Total Mortgage-Backed Securities (Cost $325,962) ($ Thousands)		328,404

ASSET-BACKED SECURITIES — 16.7%

Automotive — 6.9%

ARI Fleet Lease Trust, Ser 2020-A, Cl B
2.060%, 11/15/2028 (A)	1,075	1,102
CarMax Auto Owner Trust, Ser 2018-2, Cl A3
2.980%, 01/17/2023	602	609
CarMax Auto Owner Trust, Ser 2020-1, Cl A3
1.890%, 12/16/2024	2,510	2,572

264	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chase Auto Credit Linked Notes, Ser 2020-2, Cl B
0.840%, 02/25/2028 (A)	$1,750	$1,751
Chesapeake Funding II LLC, Ser 2017-4A, Cl B
2.590%, 11/15/2029 (A)	4,395	4,435
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (A)	3,777	3,850
CPS Auto Receivables Trust, Ser 2020-B, Cl A
1.150%, 07/17/2023 (A)	3,211	3,219
Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A
3.010%, 02/16/2027 (A)	172	172
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (A)	2,350	2,414
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl B
2.860%, 01/16/2029 (A)	500	520
Drive Auto Receivables Trust, Ser 2019-2, Cl B
3.170%, 11/15/2023	2,203	2,220
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	3,825	3,869
DT Auto Owner Trust, Ser 2019-4A, Cl B
2.360%, 01/16/2024 (A)	3,260	3,304
DT Auto Owner Trust, Ser 2020-2A, Cl A
1.140%, 01/16/2024 (A)	2,224	2,233
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (A)	2,285	2,332
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (A)	849	864
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (A)	4,385	4,532
GM Financial Automobile Leasing Trust,Ser 2020-3, Cl B
0.760%, 10/21/2024	300	301
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl B
2.570%, 07/17/2023	1,400	1,424
Harley-Davidson Motorcycle Trust, Ser 2020-A, Cl A3
1.870%, 10/15/2024	4,805	4,884
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (A)	5,000	5,012
Prestige Auto Receivables Trust, Ser 2019-1A, Cl A2
2.440%, 07/15/2022 (A)	288	289

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2020-1A, Cl B
0.770%, 10/15/2024 (A)	$8,425	$8,434
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (A)	4,484	4,524
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (A)	2,710	2,711
Santander Retail Auto Lease Trust, Ser 2020-A, Cl B
1.880%, 03/20/2024 (A)	750	768
Tesla Auto Lease Trust, Ser 2020-A, Cl A3
0.680%, 12/20/2023 (A)	4,080	4,102
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (A)	6,262	6,300
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (A)	3,600	3,638
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl B
0.780%, 11/17/2025 (A)	5,060	5,066
Wheels SPV 2 LLC, Ser 2020-1A, Cl A3
0.620%, 08/20/2029 (A)	4,110	4,108
World Omni Select Auto Trust, Ser 2018-1A,Cl B
3.680%, 07/15/2023 (A)	1,660	1,682

		93,241

Credit Cards — 0.6%
Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6
3.210%, 12/07/2024	3,200	3,388
Evergreen Credit Card Trust, Ser 2019-2, Cl A
1.900%, 09/16/2024 (A)	3,795	3,902
Master Credit Card Trust II, Ser 2020-1A, Cl A
1.990%, 09/21/2024 (A)	500	518

		7,808

Mortgage Related Securities — 0.1%

Centex Home Equity Loan Trust, Ser 2006-A, Cl AV4
0.400%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	424	424
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
0.915%, VAR ICE LIBOR USD 1 Month+0.765%, 09/25/2035	600	602

		1,026

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	265

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities — 9.1%

Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
0.650%, VAR ICE LIBOR USD 1 Month+0.500%, 12/25/2035	$317	$316
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R12, Cl M1
1.005%, VAR ICE LIBOR USD 1 Month+0.855%, 01/25/2035	496	499
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A4
0.930%, VAR ICE LIBOR USD 1 Month+0.780%, 04/25/2034	323	323
Barings CLO, Ser 2018-3A, Cl A1
1.168%, VAR ICE LIBOR USD 3 Month+0.950%, 07/20/2029 (A)	800	798
Bear Stearns Asset Backed Securities I Trust, Ser 2005-HE11, Cl M2
0.825%, VAR ICE LIBOR USD 1 Month+0.675%, 11/25/2035	790	787
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
0.390%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (A)	292	291
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
1.500%, VAR ICE LIBOR USD 1 Month+1.350%, 10/25/2037 (A)	591	593
CNH Equipment Trust, Ser 2017-B, Cl A4
2.170%, 04/17/2023	1,275	1,287
CNH Equipment Trust, Ser 2020-A, Cl A3
1.160%, 06/16/2025	8,835	8,960
Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV4
1.575%, VAR ICE LIBOR USD 1 Month+1.425%, 03/25/2035	82	82
Countrywide Asset-Backed Certificates, Ser 2006-BC4, Cl 2A3
0.630%, VAR ICE LIBOR USD 1 Month+0.480%, 11/25/2036	2,705	2,657
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
1.125%, VAR ICE LIBOR USD 1 Month+0.975%, 06/25/2035	1,000	987
Dell Equipment Finance Trust, Ser 2019-1, Cl A2
2.780%, 08/23/2021 (A)	352	353
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.150%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	577	574

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Encore Credit Receivables Trust, Ser 2005-2, Cl M2
0.840%, VAR ICE LIBOR USD 1 Month+0.690%, 11/25/2035	$17	$17
Flatiron CLO, Ser 2017-1A, Cl AR
1.127%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2027 (A)	613	611
Ford Credit Floorplan Master Owner Trust A, Ser 2017-3, Cl A
2.480%, 09/15/2024	6,690	6,938
Ford Credit Floorplan Master Owner Trust A, Ser 2018-3, Cl A1
3.520%, 10/15/2023	2,255	2,318
Ford Credit Floorplan Master Owner Trust A, Ser 2020-1, Cl A1
0.700%, 09/15/2025	7,775	7,813
GSAMP Trust, Ser 2006-HE3, Cl A2C
0.470%, VAR ICE LIBOR USD 1 Month+0.320%, 05/25/2046	1,525	1,514
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	3,149	3,278
HPEFS Equipment Trust, Ser 2019-1A, Cl B
2.320%, 09/20/2029 (A)	3,475	3,533
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
0.510%, VAR ICE LIBOR USD 1 Month+0.360%, 12/25/2035	3,168	3,094
JFIN CLO, Ser 2017-2A, Cl A1AR
1.388%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (A)	360	360
Kubota Credit Owner Trust, Ser 2020-1A, Cl A1
1.500%, 05/17/2021 (A)	58	58
Magnetite XVI, Ser 2018-16A, Cl AR
1.018%, VAR ICE LIBOR USD 3 Month+0.800%, 01/18/2028 (A)	740	735
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(C)	1,181	1,193
MMAF Equipment Finance LLC, Ser 2020-A, Cl A2
0.740%, 04/09/2024 (A)	3,720	3,732
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (A)	7,970	7,966
Nationstar HECM Loan Trust, Ser 2006-B, Cl AV4
0.430%, VAR ICE LIBOR USD 1 Month+0.280%, 09/25/2036	1,525	1,519
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	1,125	1,152

266	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	$5,765	$5,863
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (A)	399	401
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (A)	4,800	4,837
Navient Student Loan Trust, Ser 2015-2, Cl A3
0.720%, VAR ICE LIBOR USD 1 Month+0.570%, 11/26/2040	931	915
Navient Student Loan Trust, Ser 2016-3A, Cl A2
1.000%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (A)	32	32
Navient Student Loan Trust, Ser 2017-1A, Cl A2
0.900%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (A)	353	353
Navient Student Loan Trust, Ser 2017-2A, Cl A
1.200%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (A)	730	730
Navient Student Loan Trust, Ser 2017-3A, Cl A2
0.750%, VAR ICE LIBOR USD 1 Month+0.600%, 07/26/2066 (A)	1,492	1,491
Navient Student Loan Trust, Ser 2018-3A, Cl A2
0.570%, VAR ICE LIBOR USD 1 Month+0.420%, 03/25/2067 (A)	856	854
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
0.750%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (A)	368	363
Palmer Square CLO, Ser 2018-1A, Cl A1
1.248%, VAR ICE LIBOR USD 3 Month+1.030%, 04/18/2031 (A)	500	496
Palmer Square Loan Funding, Ser 2020-2A, Cl A1
1.218%, VAR ICE LIBOR USD 3 Month+1.000%, 04/20/2028 (A)	932	924
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WCW3, Cl M1
0.870%, VAR ICE LIBOR USD 1 Month+0.720%, 08/25/2035	1,764	1,772
PFS Financing, Ser 2018-B, Cl A
2.890%, 02/15/2023 (A)	3,800	3,812
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (A)	3,490	3,521
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
1.300%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2065 (A)	1,573	1,578

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
RAMP Series Trust, Ser 2006-NC2, Cl A3
0.730%, VAR ICE LIBOR USD 1 Month+0.580%, 02/25/2036	$1,628	$1,615
RAMP Series Trust, Ser 2006-RZ4, Cl A3
0.420%, VAR ICE LIBOR USD 1 Month+0.270%, 10/25/2036	1,269	1,257
Riserva CLO, Ser 2019-3A, Cl AR
1.358%, VAR ICE LIBOR USD 3 Month+1.140%, 10/18/2028 (A)	1,000	997
SLC Student Loan Trust, Ser 2005-3, Cl A3
0.370%, VAR ICE LIBOR USD 3 Month+0.120%, 06/15/2029	1,140	1,131
SLC Student Loan Trust, Ser 2007-1, Cl A4
0.281%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	1,066	1,044
SLM Student Loan Trust, Ser 2003-10A, Cl A3
0.720%, VAR ICE LIBOR USD 3 Month+0.470%, 12/15/2027 (A)	1,055	1,055
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.800%, VAR ICE LIBOR USD 3 Month+0.550%, 12/15/2025 (A)	547	546
SLM Student Loan Trust, Ser 2004-1, Cl A4
0.475%, VAR ICE LIBOR USD 3 Month+0.260%, 10/27/2025	639	635
SLM Student Loan Trust, Ser 2005-4, Cl A3
0.335%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	1,162	1,152
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.355%, VAR ICE LIBOR USD 3 Month+0.140%, 10/25/2028	940	934
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.325%, VAR ICE LIBOR USD 3 Month+0.110%, 01/25/2027	105	105
SLM Student Loan Trust, Ser 2006-8, Cl A5
0.325%, VAR ICE LIBOR USD 3 Month+0.110%, 01/27/2025	243	242
SLM Student Loan Trust, Ser 2006-9, Cl A5
0.315%, VAR ICE LIBOR USD 3 Month+0.100%, 01/26/2026	64	64
SLM Student Loan Trust, Ser 2007-6, Cl A4
0.595%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	609	608
SLM Student Loan Trust, Ser 2011-2, Cl A1
0.750%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2027	322	322
SLM Student Loan Trust, Ser 2012-2, Cl A
0.850%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	997	946
SLM Student Loan Trust, Ser 2013-2, Cl A
0.600%, VAR ICE LIBOR USD 1 Month+0.450%, 06/25/2043	1,220	1,190

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	267

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-4, Cl A
0.700%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	$1,289	$1,264
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	1,998	2,021
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2
0.810%, VAR ICE LIBOR USD 1 Month+0.660%, 04/25/2035	114	115
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl M1
0.720%, VAR ICE LIBOR USD 1 Month+0.570%, 05/25/2035	500	497
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl M1
0.400%, VAR ICE LIBOR USD 1 Month+0.250%, 09/25/2036	1,619	1,603
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.150%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/2058 (A)	1,467	1,470
Transportation Finance Equipment Trust, Ser 2019-1, Cl A3
1.850%, 04/24/2023 (A)	5,095	5,170
Treman Park CLO, Ser 2018-1A, Cl ARR
1.288%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	1,100	1,098
Voya CLO, Ser 2018-2A, Cl AR
1.179%, VAR ICE LIBOR USD 3 Month+0.970%, 07/23/2027 (A)	2,899	2,894
Wells Fargo Home Equity Trust, Ser 2006-1, Cl M3
0.645%, VAR ICE LIBOR USD 1 Month+0.495%, 05/25/2036	1,978	1,938

		124,193

Total Asset-Backed Securities (Cost $224,176) ($ Thousands)		226,268

MUNICIPAL BONDS — 6.1%

Arizona — 0.3%
Phoenix, Civic Improvement, RB
2.107%, 07/01/2021	3,500	3,519

California — 1.4%
Bay Area, Toll Authority, Sub-Ser, RB
2.128%, 04/01/2022	4,525	4,627
2.075%, 04/01/2021	4,000	4,023
Riverside County, Pension Obligation, RB
2.363%, 02/15/2023	2,855	2,961

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco Bay Area, Rapid Transit District Sales Tax Revenue, Ser B, RB
2.537%, 07/01/2022	$3,355	$3,459
Upper Santa Clara Valley, Joint Powers Authority, Ser B, RB
0.525%, 08/01/2022	3,500	3,503

		18,573

Colorado — 0.3%
Denver, Airport System Revenue, Ser C, RB
1.115%, 11/15/2024	2,440	2,445
0.877%, 11/15/2023	2,350	2,353

		4,798

Florida — 0.2%
Miami-Dade County, Aviation Revenue, Ser D, RB
2.124%, 10/01/2021	2,335	2,344

Hawaii — 0.2%
Honolulu, Wastewater System Revenue, Ser A, RB
2.000%, 07/01/2022	3,000	3,069

Michigan — 0.3%
Michigan, Finance Authority, RB
0.487%, 10/01/2023	4,460	4,462

New York — 1.9%
Long Island, Power Authority, Ser C, RB Callable 06/01/2022 @ 100
0.764%, 03/01/2023	3,610	3,597
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser, RB
3.310%, 07/15/2022	5,195	5,436
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A3, RB
2.710%, 08/01/2023	5,095	5,355
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B-2, RB
2.310%, 11/01/2026	820	875
New York State, Dormitory Authority, Ser A, RB Callable 03/15/2025 @ 100
4.000%, 03/15/2032	850	951
New York State, Dormitory Authority, Ser D, RB
5.000%, 03/15/2024	950	1,077
New York State, Urban Development, RB
0.622%, 03/15/2023	8,785	8,822

		26,113

268	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Pennsylvania — 0.3%
Pennsylvania State University, Ser D, RB
1.353%, 09/01/2023	$1,870	$1,910
1.140%, 09/01/2022	2,515	2,545

		4,455

South Carolina — 0.4%
South Carolina, Public Service Authority, Ser D, RB
2.388%, 12/01/2023	5,362	5,604

Texas — 0.7%
Dallas Fort Worth, International Airport, Ser A, RB
1.939%, 11/01/2023	3,500	3,622
Houston, Airport System Revenue, Sub-Ser C, RB
1.054%, 07/01/2023	3,160	3,165

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Utility System Revenue, Ser B, RB
3.428%, 05/15/2023	$2,225	$2,377

		9,164

Washington — 0.1%
Franklin County, Ser B, RB
1.980%, 09/01/2021	1,000	1,006

Total Municipal Bonds (Cost $82,089) ($ Thousands)		83,107

	Shares

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	5,857,855	5,858

Total Cash Equivalent (Cost $5,858) ($ Thousands)		5,858

Total Investments in Securities — 101.8% (Cost $1,369,319) ($ Thousands)		$1,384,082

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	24	Apr-2021	$5,299	$5,300	$1
U.S. 5-Year Treasury Note	(59)	Apr-2021	(7,428)	(7,436)	(8)
Ultra 10-Year U.S. Treasury Note	(35)	Mar-2021	(5,495)	(5,499)	(4)

			$(7,624)	$(7,635)	$(11)

Percentages are based on Net Assets of $1,359,550 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2020, the value of these securities amounted to $319,974 ($ Thousands), representing 23.5% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ACES — Altern+ative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage Backed Securities

VAR — Variable Rate

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	269

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Limited Duration Bond Fund (Concluded)

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	383,670	–	383,670
U.S. Treasury Obligations	–	356,775	–	356,775
Mortgage-Backed Securities	–	328,404	–	328,404
Asset-Backed Securities	–	226,268	–	226,268
Municipal Bonds	–	83,107	–	83,107
Cash Equivalent	5,858	–	–	5,858

Total Investments in Securities	5,858	1,378,224	–	1,384,082

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1	–	–	1
Unrealized Depreciation	(12)	–	–	(12)

Total Other Financial Instruments	(11)	–	–	(11)

*Futures contracts are valued at the unrealized appreciation/depreciation on the instruments.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 23,060	$ 539,775	$ (556,977)	$ —	$ —	$ 5,858	5,857,855	$ 2	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

270	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate Duration Credit Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 88.5%

Communication Services — 5.9%
Alphabet
1.900%, 08/15/2040	$3,620	$3,577
America Movil
6.125%, 03/30/2040	645	960
3.125%, 07/16/2022	12,265	12,762
AT&T
8.750%, 11/15/2031	1,150	1,726
6.800%, 05/15/2036	2,915	3,978
4.900%, 08/15/2037	3,040	3,814
3.650%, 06/01/2051	3,295	3,485
3.650%, 09/15/2059 (A)	1,996	2,023
3.500%, 06/01/2041	890	967
3.500%, 09/15/2053 (A)	2,835	2,892
3.372%, 11/27/2022 (A)(B)	6,000	5,937
2.250%, 02/01/2032	2,430	2,452
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	115	133
4.464%, 07/23/2022	50	53
Comcast
6.450%, 03/15/2037	3,764	5,779
5.650%, 06/15/2035	260	373
4.950%, 10/15/2058	2,370	3,608
4.700%, 10/15/2048	5,891	8,359
4.600%, 10/15/2038	4,556	6,030
4.200%, 08/15/2034	7,700	9,676
4.049%, 11/01/2052	1,800	2,336
3.969%, 11/01/2047	3,193	4,032
3.950%, 10/15/2025	4,090	4,689
3.900%, 03/01/2038	1,305	1,607
3.700%, 04/15/2024	165	182
3.600%, 03/01/2024	920	1,011
3.400%, 04/01/2030	4,400	5,087
3.400%, 07/15/2046	1,060	1,230

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.375%, 02/15/2025	$8,100	$8,935
3.375%, 08/15/2025	2,290	2,550
3.150%, 03/01/2026	3,250	3,623
3.150%, 02/15/2028	780	879
3.100%, 04/01/2025	1,870	2,057
Comcast Cable Communications Holdings
9.455%, 11/15/2022	3,850	4,532
Cox Communications
6.450%, 12/01/2036 (A)	2,610	3,673
Discovery Communications LLC
5.000%, 09/20/2037	1,310	1,659
2.950%, 03/20/2023	2,362	2,490
NBCUniversal Media LLC
6.400%, 04/30/2040	2,555	4,034
5.950%, 04/01/2041	1,669	2,564
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	6,735	7,808
4.738%, 03/20/2025 (A)	6,525	7,031
3.360%, 09/20/2021 (A)	557	562
Time Warner Cable LLC
6.550%, 05/01/2037	2,145	2,968
4.500%, 09/15/2042	585	675
T-Mobile USA
3.500%, 04/15/2025 (A)	3,290	3,630
2.050%, 02/15/2028 (A)	4,220	4,336
Verizon Communications
7.750%, 12/01/2030	1,750	2,702
4.862%, 08/21/2046	1,032	1,421
4.522%, 09/15/2048	3,701	4,980
3.850%, 11/01/2042	555	671
2.650%, 11/20/2040	3,330	3,436
1.750%, 01/20/2031	3,728	3,771
Verizon Communications Inc
5.012%, 04/15/2049	217	308
2.987%, 10/30/2056 (A)	4,170	4,417
ViacomCBS
6.875%, 04/30/2036	2,760	3,939
4.750%, 05/15/2025	3,700	4,287
Walt Disney
6.400%, 12/15/2035	2,915	4,492
3.600%, 01/13/2051	3,675	4,366
2.750%, 09/01/2049	5,418	5,549
2.650%, 01/13/2031	1,910	2,081

		209,184

Consumer Discretionary — 4.3%
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	3,644	3,467
Alibaba Group Holding
2.800%, 06/06/2023	2,060	2,168

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	271

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Amazon.com
3.875%, 08/22/2037	$4,295	$5,438
2.800%, 08/22/2024	2,800	3,031
American Honda Finance
1.950%, 05/20/2022	12,280	12,571
American Honda Finance MTN
0.400%, 10/21/2022	4,678	4,684
BMW US Capital LLC
4.150%, 04/09/2030 (A)	3,300	3,994
2.800%, 04/11/2026 (A)	3,630	3,916
British Airways 2020-1 Class A Pass Through Trust
4.250%, 11/15/2032 (A)	2,585	2,682
Ferguson Finance
4.500%, 10/24/2028 (A)	1,717	2,060
3.250%, 06/02/2030 (A)	4,865	5,389
Ford Motor Credit LLC
4.271%, 01/09/2027	4,515	4,674
3.813%, 10/12/2021	6,270	6,346
General Motors
6.250%, 10/02/2043	570	769
5.950%, 04/01/2049	265	357
5.150%, 04/01/2038	875	1,043
5.000%, 04/01/2035	395	473
General Motors Financial
3.550%, 07/08/2022	4,770	4,984
1.700%, 08/18/2023	6,800	6,947
Home Depot
5.875%, 12/16/2036	4,344	6,610
4.500%, 12/06/2048	1,875	2,621
4.400%, 03/15/2045	840	1,128
4.250%, 04/01/2046	400	532
3.900%, 06/15/2047	1,505	1,918
3.500%, 09/15/2056	2,895	3,550
3.350%, 09/15/2025	620	699
3.350%, 04/15/2050	735	872
3.300%, 04/15/2040	830	983
2.800%, 09/14/2027	3,120	3,473
2.700%, 04/15/2030	9,255	10,284
Hyundai Capital America
2.375%, 10/15/2027 (A)	2,725	2,811
1.250%, 09/18/2023 (A)	4,610	4,643
Kohl’s
5.550%, 07/17/2045	3,160	3,096
Lowe’s
1.700%, 10/15/2030	5,010	5,035
1.300%, 04/15/2028	3,000	3,001
McDonald’s MTN
2.125%, 03/01/2030	2,900	3,051
NIKE
3.250%, 03/27/2040	750	879

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
QVC
4.850%, 04/01/2024	$1,060	$1,116
Target
2.500%, 04/15/2026	1,810	1,993
TJX
1.600%, 05/15/2031	3,835	3,861
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	6,775	6,782
0.875%, 11/22/2023 (A)	6,915	6,929

		150,860

Consumer Staples — 9.6%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	3,827
2.211%, 06/15/2030	3,670	3,834
Altria Group
9.950%, 11/10/2038	1,708	2,861
5.950%, 02/14/2049	570	813
5.800%, 02/14/2039	260	344
5.375%, 01/31/2044	1,595	2,074
4.500%, 05/02/2043	375	432
3.400%, 05/06/2030	845	939
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.700%, 02/01/2036	2,706	3,452
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	7,409	12,595
4.900%, 02/01/2046	250	327
4.750%, 01/23/2029	5,220	6,414
4.375%, 04/15/2038	664	822
Archer-Daniels-Midland
4.500%, 03/15/2049	4,605	6,649
Ascension Health
3.945%, 11/15/2046	4,194	5,352
3.106%, 11/15/2039	1,610	1,767
2.532%, 11/15/2029	3,500	3,798
BAT Capital
4.906%, 04/02/2030	7,210	8,677
4.390%, 08/15/2037	2,998	3,375
3.215%, 09/06/2026	775	845
2.259%, 03/25/2028	4,745	4,889
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	3,685	4,269
3.500%, 06/25/2021 (A)	5,000	5,074
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	1,820	1,982
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,269
Bon Secours Mercy Health
3.464%, 06/01/2030	1,930	2,201
2.095%, 06/01/2031	1,430	1,442

272	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bowdoin College
4.693%, 07/01/2112	$378	$442
Bunge Finance
1.630%, 08/17/2025	1,910	1,950
Coca-Cola
2.500%, 06/01/2040	2,525	2,727
1.000%, 03/15/2028	2,355	2,356
CommonSpirit Health
4.187%, 10/01/2049	2,925	3,241
Conagra Brands
1.375%, 11/01/2027	3,605	3,638
Costco Wholesale
1.600%, 04/20/2030	3,000	3,076
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,980	2,621
7.507%, 01/10/2032 (A)	1,371	1,694
6.036%, 12/10/2028	2,640	3,005
Diageo Capital
2.125%, 04/29/2032	775	820
Georgetown University
4.315%, 04/01/2049	2,429	3,009
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	3,025	3,260
2.200%, 06/01/2030 (A)	4,515	4,707
1.500%, 06/01/2025 (A)	4,585	4,704
Hershey
3.100%, 05/15/2021	4,805	4,866
2.300%, 08/15/2026	3,985	4,302
Kaiser Foundation Hospitals
4.150%, 05/01/2047	2,830	3,699
3.150%, 05/01/2027	2,005	2,238
Kimberly-Clark
3.200%, 04/25/2029	5,080	5,873
Kroger
3.850%, 08/01/2023	2,700	2,919
Land O’ Lakes
6.000%, 11/15/2022 (A)	640	679
Mars
4.200%, 04/01/2059 (A)	1,520	2,003
3.600%, 04/01/2034 (A)	1,790	2,155
3.200%, 04/01/2030 (A)	2,435	2,821
2.700%, 04/01/2025 (A)	7,530	8,156
2.375%, 07/16/2040 (A)	5,086	5,230
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,235	5,591
Memorial Health Services
3.447%, 11/01/2049	1,680	1,778
Mondelez International
2.125%, 04/13/2023	1,515	1,572
MultiCare Health System
2.803%, 08/15/2050	4,370	4,374

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nestle Holdings
4.000%, 09/24/2048 (A)	$1,445	$1,951
3.500%, 09/24/2025 (A)	6,130	6,896
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,689
1.651%, 08/01/2030	2,487	2,490
Northwell Healthcare
4.260%, 11/01/2047	1,915	2,220
Northwestern University
4.643%, 12/01/2044	100	133
3.662%, 12/01/2057	1,920	2,338
Novartis Capital
3.000%, 11/20/2025	4,115	4,564
2.750%, 08/14/2050	5,386	5,912
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	5,210	4,968
Orlando Health Obligated Group
3.327%, 10/01/2050	720	762
PeaceHealth Obligated Group
3.218%, 11/15/2050	3,600	3,776
PepsiCo
3.625%, 03/19/2050	605	761
3.450%, 10/06/2046	2,386	2,902
3.375%, 07/29/2049	3,384	4,112
2.625%, 03/19/2027	2,075	2,284
2.375%, 10/06/2026	3,920	4,270
1.625%, 05/01/2030	1,335	1,374
Philip Morris International
4.500%, 03/20/2042	2,830	3,621
4.375%, 11/15/2041	2,207	2,784
3.875%, 08/21/2042	3,460	4,094
2.500%, 11/02/2022	4,640	4,828
2.375%, 08/17/2022	3,045	3,145
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	9,800	10,440
Reynolds American
8.125%, 05/01/2040	980	1,435
7.250%, 06/15/2037	2,870	3,953
4.450%, 06/12/2025	1,575	1,796
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	3,446
Rockefeller Foundation
2.492%, 10/01/2050	3,140	3,212
RWJ Barnabas Health
3.477%, 07/01/2049	4,000	4,445
SSM Health Care
3.688%, 06/01/2023	7,331	7,842
Stanford Health Care
3.310%, 08/15/2030	990	1,126

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	273

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Takeda Pharmaceutical
3.175%, 07/09/2050	$4,450	$4,766
2.050%, 03/31/2030	3,352	3,417
Unilever Capital
2.125%, 09/06/2029	2,840	3,045
University of Southern California
5.250%, 10/01/2111	3,250	5,076
2.805%, 10/01/2050	194	210
Walmart
4.050%, 06/29/2048	5,284	7,265
2.950%, 09/24/2049	3,905	4,543
2.550%, 04/11/2023	7,590	7,949
2.375%, 09/24/2029	6,015	6,622
2.350%, 12/15/2022	4,655	4,848

		348,139

Energy — 6.8%
BP Capital Markets
3.723%, 11/28/2028	2,159	2,491
3.279%, 09/19/2027	1,825	2,039
BP Capital Markets America
3.937%, 09/21/2028	2,205	2,584
3.216%, 11/28/2023	5,420	5,820
3.000%, 02/24/2050	920	957
2.772%, 11/10/2050	2,940	2,932
2.520%, 09/19/2022	4,430	4,591
Cameron LNG LLC
2.902%, 07/15/2031 (A)	478	525
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,460
Chevron
2.895%, 03/03/2024	4,000	4,281
2.236%, 05/11/2030	7,687	8,264
Colonial Enterprises
3.250%, 05/15/2030 (A)	3,325	3,724
ConocoPhillips
6.500%, 02/01/2039	3,065	4,690
1.121%, VAR ICE LIBOR USD 3 Month+0.900%, 05/15/2022	3,955	3,983
Diamondback Energy
4.750%, 05/31/2025	1,225	1,366
2.875%, 12/01/2024	1,675	1,746
Energy Transfer Operating
5.200%, 02/01/2022	4,940	5,127
Eni Spa
4.000%, 09/12/2023 (A)	6,800	7,400
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,659
EOG Resources
4.375%, 04/15/2030	1,915	2,336
Equinor
3.700%, 04/06/2050	1,385	1,666

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 04/06/2025	$3,480	$3,782
2.375%, 05/22/2030	2,035	2,173
1.750%, 01/22/2026	1,950	2,039
Exxon Mobil
4.327%, 03/19/2050	4,660	6,019
4.227%, 03/19/2040	3,900	4,821
3.452%, 04/15/2051	3,500	3,986
3.043%, 03/01/2026	1,985	2,195
2.995%, 08/16/2039	2,830	3,039
1.571%, 04/15/2023	6,890	7,086
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (A)	2,555	2,641
1.750%, 09/30/2027 (A)	2,125	2,137
Hess
6.000%, 01/15/2040	2,630	3,198
5.800%, 04/01/2047	420	517
4.300%, 04/01/2027	3,155	3,403
HollyFrontier
2.625%, 10/01/2023	2,375	2,394
Kinder Morgan
5.550%, 06/01/2045	2,055	2,602
Marathon Petroleum
4.700%, 05/01/2025	2,865	3,251
4.500%, 05/01/2023	4,085	4,415
MPLX
5.200%, 03/01/2047	1,060	1,261
5.200%, 12/01/2047	455	531
4.875%, 12/01/2024	1,660	1,881
4.800%, 02/15/2029	2,120	2,493
4.500%, 07/15/2023	1,350	1,464
1.342%, VAR ICE LIBOR USD 3 Month+1.100%, 09/09/2022	3,290	3,290
Noble Energy
5.250%, 11/15/2043	135	187
4.200%, 10/15/2049	575	723
Northern Natural Gas
4.250%, 06/01/2021 (A)	720	727
Phillips 66
3.850%, 04/09/2025	935	1,046
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,415	3,870
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	650	740
5.000%, 03/15/2027	2,905	3,364
Saudi Arabian Oil
1.625%, 11/24/2025 (A)	1,810	1,843
1.250%, 11/24/2023 (A)	2,190	2,214
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (A)	355	432
2.750%, 04/16/2022 (A)	2,985	3,073
Schlumberger Finance Canada
1.400%, 09/17/2025	2,565	2,619

274	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Schlumberger Holdings
3.900%, 05/17/2028 (A)	$2,444	$2,720
Shell International Finance BV
6.375%, 12/15/2038	1,465	2,274
4.125%, 05/11/2035	4,275	5,339
4.000%, 05/10/2046	3,115	3,857
3.750%, 09/12/2046	2,600	3,104
3.400%, 08/12/2023	5,525	5,978
2.500%, 09/12/2026	315	344
2.375%, 11/07/2029	2,715	2,915
Spectra Energy Partners
3.375%, 10/15/2026	1,835	2,036
Suncor Energy
3.100%, 05/15/2025	3,535	3,847
Suncor Energy Ventures
4.500%, 04/01/2022 (A)	1,950	2,029
Sunoco Logistics Partners Operations
4.000%, 10/01/2027	1,265	1,361
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,265	4,640
2.900%, 03/01/2030 (A)	4,230	4,463
Total Capital
3.883%, 10/11/2028	5,330	6,357
Total Capital International
3.386%, 06/29/2060	1,250	1,424
3.127%, 05/29/2050	2,980	3,268
2.986%, 06/29/2041	250	271
TransCanada PipeLines
3.750%, 10/16/2023	5,000	5,410
Valero Energy
2.850%, 04/15/2025	2,255	2,370
1.200%, 03/15/2024	5,325	5,333
Williams Partners
5.800%, 11/15/2043	745	940

		235,377

Financials — 29.0%
AIA Group
3.600%, 04/09/2029 (A)	9,500	10,753
3.200%, 09/16/2040 (A)	1,540	1,644
AIG SunAmerica Global Financing
6.900%, 03/15/2032 (A)	1,436	2,174
American Express
3.700%, 11/05/2021	10,570	10,870
3.700%, 08/03/2023	4,810	5,222
2.500%, 08/01/2022	15,971	16,516
American International Group
4.750%, 04/01/2048	565	764
4.500%, 07/16/2044	1,915	2,461
4.375%, 06/30/2050	435	565
4.375%, 01/15/2055	140	180

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ameriprise Financial
4.000%, 10/15/2023	$2,450	$2,699
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,575	3,177
4.400%, 05/27/2026 (A)	1,140	1,325
4.000%, 05/30/2024 (A)	6,353	7,000
Athene Global Funding
3.000%, 07/01/2022 (A)	2,610	2,694
2.950%, 11/12/2026 (A)	4,960	5,263
Athene Holding
4.125%, 01/12/2028	860	953
Aviation Capital Group LLC
2.875%, 01/20/2022 (A)	2,055	2,090
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	3,815	3,829
Banco Santander
3.125%, 02/23/2023	3,230	3,403
2.746%, 05/28/2025	3,905	4,157
2.706%, 06/27/2024	6,975	7,426
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (A)	3,880	4,388
Bank of America
6.000%, 10/15/2036	440	647
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	12,335	13,528
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	6,152	6,460
Bank of America MTN
4.450%, 03/03/2026	900	1,051
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	1,430	1,893
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	9,960	11,850
4.183%, 11/25/2027	6,880	7,951
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	7,465	9,514
4.000%, 01/22/2025	1,300	1,458
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	1,195	1,390
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	13,945	15,918
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	55	62
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/2025	9,500	10,303
3.248%, 10/21/2027	3,990	4,436
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	5,995	6,561
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/2041	6,025	6,262

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	275

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of Montreal MTN
3.300%, 02/05/2024	$4,490	$4,864
1.900%, 08/27/2021	4,875	4,935
Bank of New York Mellon MTN
3.450%, 08/11/2023	6,755	7,307
2.450%, 08/17/2026	645	701
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.551%(C)	3,930	4,214
Barclays
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	2,745	2,872
3.932%, VAR ICE LIBOR USD 3 Month+1.610%, 05/07/2025	4,330	4,717
Berkshire Hathaway
3.125%, 03/15/2026	1,978	2,220
Berkshire Hathaway Finance
4.250%, 01/15/2049	90	122
2.850%, 10/15/2050	4,855	5,312
1.450%, 10/15/2030	4,000	4,057
Blackstone
3.625%, 01/15/2026 (A)	3,105	3,177
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	738	1,019
4.750%, 02/15/2023 (A)	2,014	2,195
4.450%, 07/15/2045 (A)	1,534	1,985
3.150%, 10/02/2027 (A)	1,878	2,093
BNP Paribas
2.219%, VAR United States Secured Overnight Financing Rate+2.074%, 06/09/2026 (A)	3,925	4,087
BPCE
1.652%, VAR United States Secured Overnight Financing Rate+1.520%, 10/06/2026 (A)	6,925	7,030
Brown & Brown
2.375%, 03/15/2031	1,635	1,703
Canadian Imperial Bank of Commerce
0.950%, 10/23/2025	3,400	3,423
Capital One Financial
3.650%, 05/11/2027	4,523	5,133
3.300%, 10/30/2024	4,618	5,018
Carlyle Finance Subsidiary LLC
3.500%, 09/19/2029 (A)	2,697	2,980
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	861	916
CDP Financial
5.600%, 11/25/2039 (A)	700	1,011
Charles Schwab
2.650%, 01/25/2023	8,646	9,062
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,553

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 11/03/2022	$1,965	$2,052
1.375%, 09/15/2030	6,790	6,744
Cincinnati Financial
6.920%, 05/15/2028	845	1,122
6.125%, 11/01/2034	2,882	4,077
Citadel
4.875%, 01/15/2027 (A)	3,820	4,160
Citigroup
8.125%, 07/15/2039	2,969	5,381
5.500%, 09/13/2025	880	1,059
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	4,970	7,045
4.750%, 05/18/2046	1,040	1,397
4.650%, 07/23/2048	3,288	4,570
4.450%, 09/29/2027	180	211
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	2,918	3,832
3.400%, 05/01/2026	6,375	7,126
2.900%, 12/08/2021	4,200	4,299
CME Group
4.150%, 06/15/2048	1,989	2,734
Cooperatieve Rabobank UA
4.625%, 12/01/2023	3,005	3,345
3.875%, 09/26/2023 (A)	3,000	3,279
1.093%, VAR ICE LIBOR USD 3 Month+0.860%, 09/26/2023 (A)	6,790	6,874
Credit Agricole MTN
3.750%, 04/24/2023 (A)	4,640	4,991
Credit Suisse Group
2.193%, VAR United States Secured Overnight Financing Rate+2.044%, 06/05/2026 (A)	6,540	6,807
Credit Suisse NY
3.000%, 10/29/2021	3,760	3,852
Empower Finance 2020
3.075%, 09/17/2051 (A)	5,955	6,668
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,510
1.400%, 08/27/2027 (A)	1,973	1,975
Equitable Holdings
3.900%, 04/20/2023	2,440	2,634
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	1,640	1,949
Fifth Third Bancorp
2.550%, 05/05/2027	1,920	2,073
Fifth Third Bank
2.875%, 10/01/2021	3,570	3,639
First Republic Bank
2.500%, 06/06/2022	1,718	1,770

276	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.912%, VAR United States Secured Overnight Financing Rate+0.620%, 02/12/2024	$2,800	$2,884
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	4,190	4,662
Franklin Resources
1.600%, 10/30/2030	5,455	5,386
Goldman Sachs Capital I
6.345%, 02/15/2034	2,010	2,785
Goldman Sachs Group
6.750%, 10/01/2037	405	621
6.450%, 05/01/2036	630	920
4.750%, 10/21/2045	180	252
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	940	1,205
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	1,502	1,851
3.850%, 01/26/2027	140	160
3.800%, 03/15/2030	2,545	2,981
3.500%, 01/23/2025	2,265	2,489
3.500%, 11/16/2026	4,613	5,172
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	9,475	10,331
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	1,045	1,084
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	4,463	4,560
2.600%, 02/07/2030	1,435	1,551
1.391%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/2026	1,125	1,144
Goldman Sachs Group MTN
4.800%, 07/08/2044	6,330	8,813
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	4,145	4,310
Guardian Life Global Funding
1.100%, 06/23/2025 (A)	1,800	1,821
HSBC Bank PLC
7.650%, 05/01/2025	2,880	3,580
HSBC Bank USA
7.000%, 01/15/2039	6,726	10,569
HSBC Holdings
4.950%, 03/31/2030	2,285	2,847
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	11,362	12,902
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	8,800	9,101
ING Bank
5.800%, 09/25/2023 (A)	298	337
ING Groep
4.625%, 01/06/2026 (A)	3,445	4,047
4.100%, 10/02/2023	3,950	4,346
3.550%, 04/09/2024	4,460	4,866

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intercontinental Exchange
4.250%, 09/21/2048	$4,417	$5,722
3.000%, 06/15/2050	1,650	1,773
1.850%, 09/15/2032	8,245	8,328
International Bank for Reconstruction & Development MTN
1.625%, 03/09/2021	4,705	4,724
JPMorgan Chase
8.750%, 09/01/2030	1,291	1,915
7.750%, 07/15/2025	1,690	2,190
6.400%, 05/15/2038	2,612	4,133
5.500%, 10/15/2040	1,000	1,479
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	1,290	1,700
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	50	64
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	4,840	6,157
3.875%, 09/10/2024	2,115	2,359
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	15,247	17,281
3.250%, 09/23/2022	3,704	3,899
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,275	2,459
3.200%, 01/25/2023	3,400	3,603
3.200%, 06/15/2026	17,020	19,018
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	465	519
2.700%, 05/18/2023	3,815	4,017
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	8,778	9,426
0.760%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	1,630	1,516
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	4,703	6,036
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	1,275	1,386
Korea Development Bank MTN
1.750%, 02/18/2025	5,905	6,134
Kreditanstalt fuer Wiederaufbau
2.500%, 02/15/2022	24,730	25,415
2.125%, 01/17/2023	3,320	3,454
Lincoln National
3.400%, 01/15/2031	3,100	3,534
Lloyds Banking Group
2.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/05/2026	4,500	4,734
Macquarie Group
3.189%, VAR ICE LIBOR USD 3 Month+1.023%, 11/28/2023 (A)	7,108	7,424

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	277

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Marsh & McLennan
2.250%, 11/15/2030	$4,665	$4,984
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	1,248
Mercury General
4.400%, 03/15/2027	4,805	5,274
MetLife
4.050%, 03/01/2045	1,250	1,609
Metropolitan Life Global Funding I MTN
3.600%, 01/11/2024 (A)	5,765	6,280
2.400%, 06/17/2022 (A)	6,924	7,148
Mitsubishi UFJ Financial Group
3.195%, 07/18/2029	1,820	2,046
Moody’s
2.550%, 08/18/2060	2,136	2,013
Morgan Stanley
3.625%, 01/20/2027	8,990	10,274
Morgan Stanley MTN
6.375%, 07/24/2042	2,080	3,405
5.597%, VAR United States Secured Overnight Financing Rate+4.840%, 03/24/2051	5,865	9,450
4.300%, 01/27/2045	4,450	6,043
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	2,720	3,368
3.875%, 04/29/2024	4,860	5,374
3.750%, 02/25/2023	10,122	10,851
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	700	761
2.500%, 04/21/2021	3,850	3,882
MUFG Americas Holdings
3.000%, 02/10/2025	2,975	3,234
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/2054 (A)	1,475	1,542
Nasdaq
3.250%, 04/28/2050	2,225	2,441
National Rural Utilities Cooperative Finance
4.750%, VAR ICE LIBOR USD 3 Month+2.910%, 04/30/2043	2,056	2,165
4.400%, 11/01/2048	4,190	5,588
4.300%, 03/15/2049	2,638	3,488
4.023%, 11/01/2032	395	481
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,360	2,392
4.350%, 04/30/2050 (A)	3,471	4,064
Natwest Group
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	4,175	4,342
New York Life Global Funding
3.250%, 08/06/2021 (A)	5,090	5,195

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	$5,000	$5,032
New York Life Insurance
3.750%, 05/15/2050 (A)	1,420	1,693
Pacific Life Global Funding II
1.200%, 06/24/2025 (A)	1,350	1,371
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	1,455	1,567
Pacific LifeCorp
3.350%, 09/15/2050 (A)	2,120	2,385
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,907
PNC Bank
3.300%, 10/30/2024	1,840	2,026
PNC Financial Services Group
2.600%, 07/23/2026	7,740	8,480
Pricoa Global Funding I
3.450%, 09/01/2023 (A)	4,850	5,237
Principal Life Global Funding II
2.375%, 11/21/2021 (A)	3,000	3,063
1.500%, 08/27/2030 (A)	3,374	3,322
1.250%, 06/23/2025 (A)	1,350	1,380
Prudential
3.125%, 04/14/2030	2,008	2,290
Prudential Financial MTN
5.700%, 12/14/2036	1,660	2,407
1.500%, 03/10/2026	4,945	5,094
Royal Bank of Canada MTN
0.500%, 10/26/2023	4,347	4,362
S&P Global
3.250%, 12/01/2049	4,115	4,771
Scentre Group Trust 1
4.375%, 05/28/2030 (A)	3,380	3,849
3.625%, 01/28/2026 (A)	4,545	4,933
Scentre Group Trust 2
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.379%, 09/24/2080 (A)	6,270	6,521
Securian Financial Group
4.800%, 04/15/2048 (A)	1,938	2,502
Standard Chartered
4.247%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	4,602	4,783
State Street
3.031%, VAR United States Secured Overnight Financing Rate+1.490%, 11/01/2034	4,980	5,463
Sumitomo Mitsui Financial Group
2.448%, 09/27/2024	2,750	2,914
Sumitomo Mitsui Trust Bank
0.800%, 09/12/2023 (A)	6,300	6,338

278	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Travelers
3.750%, 05/15/2046	$1,505	$1,886
2.550%, 04/27/2050	1,125	1,188
Truist Bank
3.800%, 10/30/2026	1,780	2,051
3.200%, 04/01/2024	6,315	6,847
2.250%, 03/11/2030	1,620	1,695
Truist Financial
4.000%, 05/01/2025	7,740	8,779
Truist Financial MTN
3.050%, 06/20/2022	11,435	11,887
2.850%, 10/26/2024	2,365	2,558
UBS MTN
4.500%, 06/26/2048 (A)	3,075	4,327
UBS Group
4.125%, 09/24/2025 (A)	1,265	1,447
3.491%, 05/23/2023 (A)	3,885	4,046
1.008%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.830%, 07/30/2024 (A)	2,700	2,719
US Bancorp
3.375%, 02/05/2024	5,740	6,224
US Bancorp MTN
3.000%, 07/30/2029	10,540	11,858
2.950%, 07/15/2022	2,110	2,197
1.375%, 07/22/2030	3,230	3,241
Validus Holdings
8.875%, 01/26/2040	1,760	2,907
Wells Fargo
5.950%, 12/15/2036	975	1,301
5.606%, 01/15/2044	3,421	4,901
3.069%, 01/24/2023	6,395	6,579
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	7,570	8,246
3.000%, 04/22/2026	8,965	9,843
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	575	821
4.900%, 11/17/2045	1,415	1,892
4.750%, 12/07/2046	2,718	3,617
4.400%, 06/14/2046	3,285	4,166
4.300%, 07/22/2027	939	1,095
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	6,541	7,394
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	8,425	9,300
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	4,300	4,674
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/2028	8,120	8,570

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.164%, VAR ICE LIBOR USD 3 Month+0.750%, 02/11/2026	$6,755	$7,068
Westpac Banking
2.963%, 11/16/2040	485	522
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/2035	4,035	4,171

		1,053,343

Health Care — 5.4%
AbbVie
2.150%, 11/19/2021	12,845	13,060
AstraZeneca
3.375%, 11/16/2025	1,308	1,473
Baxter International
1.730%, 04/01/2031 (A)	3,565	3,609
Bristol-Myers Squibb
5.000%, 08/15/2045	1,900	2,758
4.550%, 02/20/2048	255	357
3.400%, 07/26/2029	4,405	5,148
3.200%, 06/15/2026	1,355	1,522
2.900%, 07/26/2024	4,240	4,570
2.550%, 11/13/2050	2,530	2,613
2.350%, 11/13/2040	630	649
0.537%, 11/13/2023	5,059	5,067
Cigna
4.125%, 11/15/2025	2,154	2,479
2.400%, 03/15/2030	2,655	2,826
CommonSpirit Health
4.350%, 11/01/2042	1,680	1,949
CVS Health
4.100%, 03/25/2025	1,297	1,469
3.700%, 03/09/2023	3,504	3,749
3.000%, 08/15/2026	2,105	2,314
1.750%, 08/21/2030	5,065	5,047
DH Europe Finance II Sarl
2.050%, 11/15/2022	3,635	3,754
Eli Lilly
3.375%, 03/15/2029	3,155	3,672
Gilead Sciences
4.800%, 04/01/2044	1,300	1,708
4.750%, 03/01/2046	1,625	2,144
3.250%, 09/01/2022	5,765	6,024
GlaxoSmithKline Capital
3.875%, 05/15/2028	2,040	2,425
Johnson & Johnson
2.900%, 01/15/2028	2,435	2,744
2.625%, 01/15/2025	1,660	1,801
1.300%, 09/01/2030	5,355	5,376
McKesson
0.900%, 12/03/2025	2,000	1,999

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	279

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Medtronic
4.625%, 03/15/2045	$931	$1,325
4.375%, 03/15/2035	1,732	2,376
Merck
3.900%, 03/07/2039	3,065	3,905
3.600%, 09/15/2042	2,000	2,490
3.400%, 03/07/2029	2,385	2,790
2.450%, 06/24/2050	570	591
2.350%, 02/10/2022	3,630	3,718
2.350%, 06/24/2040	1,270	1,327
Pfizer
4.000%, 03/15/2049	815	1,069
3.000%, 12/15/2026	2,065	2,332
2.800%, 03/11/2022	7,950	8,203
2.625%, 04/01/2030	9,926	11,038
2.550%, 05/28/2040	1,090	1,157
Pharmacia
6.600%, 12/01/2028	1,000	1,403
Royalty Pharma
2.200%, 09/02/2030 (A)	3,950	3,996
1.750%, 09/02/2027 (A)	1,700	1,726
UnitedHealth Group
6.875%, 02/15/2038	2,370	3,904
6.500%, 06/15/2037	1,645	2,621
4.750%, 07/15/2045	890	1,274
4.625%, 07/15/2035	5,440	7,380
4.200%, 01/15/2047	1,432	1,925
3.875%, 12/15/2028	1,835	2,213
3.850%, 06/15/2028	1,275	1,519
3.750%, 07/15/2025	3,700	4,215
3.700%, 12/15/2025	1,705	1,951
3.700%, 08/15/2049	420	532
3.500%, 02/15/2024	6,745	7,392
2.750%, 05/15/2040	2,075	2,274
2.375%, 10/15/2022	4,245	4,411
2.000%, 05/15/2030	2,300	2,445
Wyeth LLC
6.000%, 02/15/2036	1,400	2,079
5.950%, 04/01/2037	3,700	5,577

		193,464

Industrials — 7.4%
Air Lease
3.875%, 07/03/2023	4,406	4,667
Airbus
3.950%, 04/10/2047 (A)	2,800	3,196
American Airlines Pass-Through Trust,Ser 2013-1, Cl A
4.000%, 07/15/2025	899	722
BAE Systems
1.900%, 02/15/2031 (A)	1,971	1,984

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BAE Systems Holdings
3.800%, 10/07/2024 (A)	$1,700	$1,894
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,940	2,789
3.400%, 04/15/2030 (A)	2,307	2,608
Boeing
5.150%, 05/01/2030	8,840	10,423
3.100%, 05/01/2026	3,710	3,857
2.700%, 05/01/2022	3,420	3,497
1.875%, 06/15/2023	2,900	2,929
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,590	3,940
4.900%, 04/01/2044	2,563	3,648
4.550%, 09/01/2044	4,695	6,552
4.375%, 09/01/2042	335	446
4.150%, 04/01/2045	2,905	3,825
Caterpillar
3.803%, 08/15/2042	1,420	1,818
3.400%, 05/15/2024	3,050	3,333
Caterpillar Financial Services MTN
3.150%, 09/07/2021	3,340	3,413
2.950%, 02/26/2022	5,725	5,913
2.550%, 11/29/2022	8,075	8,423
CCL Industries
3.050%, 06/01/2030 (A)	3,435	3,738
Continental Airlines Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,511	2,473
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	3,396	3,342
CSX
3.350%, 09/15/2049	4,726	5,467
Deere
3.750%, 04/15/2050	205	267
3.100%, 04/15/2030	4,033	4,643
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,231	1,175
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl A
3.404%, 04/25/2024	2,800	2,736
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,200	3,170
Emerson Electric
1.800%, 10/15/2027	6,393	6,720
Equifax
2.600%, 12/15/2025	1,885	2,040
GE Capital International Funding Unlimited
4.418%, 11/15/2035	13,457	15,513

280	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Dynamics
4.250%, 04/01/2040	$880	$1,157
1.875%, 08/15/2023	2,495	2,593
General Electric
4.250%, 05/01/2040	3,085	3,511
3.625%, 05/01/2030	7,110	7,976
3.450%, 05/01/2027	2,025	2,228
General Electric MTN
5.875%, 01/14/2038	790	1,024
John Deere Capital
3.650%, 10/12/2023	4,902	5,369
John Deere Capital MTN
3.450%, 06/07/2023	4,761	5,125
3.125%, 09/10/2021	2,670	2,730
2.950%, 04/01/2022	5,720	5,926
2.800%, 03/04/2021	1,850	1,862
2.800%, 07/18/2029	4,220	4,743
2.650%, 06/24/2024	4,525	4,856
2.650%, 06/10/2026	325	356
0.400%, 10/10/2023	10,540	10,565
Lockheed Martin
2.800%, 06/15/2050	1,645	1,794
Norfolk Southern
3.800%, 08/01/2028	3,180	3,721
Northrop Grumman
2.930%, 01/15/2025	4,590	4,986
PACCAR Financial MTN
1.650%, 08/11/2021	1,200	1,211
Penske Truck Leasing LP
4.000%, 07/15/2025 (A)	2,904	3,286
3.450%, 07/01/2024 (A)	5,540	6,039
Penske Truck Leasing/PTL Finance
3.950%, 03/10/2025 (A)	2,752	3,069
Raytheon Technologies
4.500%, 06/01/2042	2,300	3,042
2.500%, 12/15/2022 (A)	6,237	6,460
Ryder System MTN
4.625%, 06/01/2025	4,800	5,532
Siemens Financieringsmaatschappij
1.700%, 09/15/2021 (A)	3,930	3,975
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (A)	2,035	2,085
Snap-on
4.100%, 03/01/2048	570	724
3.100%, 05/01/2050	5,459	6,171
Southwest Airlines Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	314	329
TTX
4.600%, 02/01/2049 (A)	2,100	2,875
TTX MTN
3.600%, 01/15/2025 (A)	3,243	3,603

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust, Ser 2019- 1, Cl AA
4.150%, 08/25/2031	$1,450	$1,442
United Parcel Service
5.300%, 04/01/2050	3,026	4,653
US Airways Pass-Through Trust, Ser 2012-2,Cl A
4.625%, 06/03/2025	–	–
Verisk Analytics
3.625%, 05/15/2050	2,930	3,437
WW Grainger
4.600%, 06/15/2045	419	560
4.200%, 05/15/2047	2,510	3,164

		263,340

Information Technology — 8.2%
Adobe
1.700%, 02/01/2023	12,255	12,638
Apple
4.650%, 02/23/2046	5,810	8,385
4.500%, 02/23/2036	2,385	3,239
4.375%, 05/13/2045	515	715
3.850%, 08/04/2046	7,140	9,212
3.350%, 02/09/2027	3,810	4,339
3.250%, 02/23/2026	19,690	22,072
3.000%, 02/09/2024	3,800	4,086
2.850%, 05/11/2024	1,055	1,134
2.650%, 05/11/2050	3,395	3,645
Applied Materials
3.900%, 10/01/2025	3,155	3,629
2.750%, 06/01/2050	1,580	1,727
Broadcom
4.150%, 11/15/2030	970	1,127
3.150%, 11/15/2025	2,365	2,570
2.650%, 01/15/2023	3,066	3,194
Cisco Systems
5.900%, 02/15/2039	2,007	3,099
2.200%, 09/20/2023	4,055	4,249
Corning
7.250%, 08/15/2036	1,844	2,355
Dell International LLC
8.100%, 07/15/2036 (A)	645	927
Genpact Luxembourg Sarl
3.700%, 04/01/2022	3,310	3,379
3.375%, 12/01/2024	3,580	3,909
Intel
4.950%, 03/25/2060	1,775	2,695
4.600%, 03/25/2040	1,905	2,562
4.000%, 12/15/2032	4,300	5,383
3.734%, 12/08/2047	2,511	3,079
3.250%, 11/15/2049	3,045	3,508
2.875%, 05/11/2024	5,830	6,284

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	281

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Business Machines
4.150%, 05/15/2039	$2,325	$2,977
3.300%, 05/15/2026	1,805	2,037
Intuit
1.350%, 07/15/2027	2,989	3,045
Lam Research
1.900%, 06/15/2030	7,050	7,335
Mastercard
3.850%, 03/26/2050	2,915	3,808
2.950%, 06/01/2029	2,420	2,741
Mastercard Inc
3.300%, 03/26/2027	2,560	2,919
Microsoft
4.100%, 02/06/2037	5,275	6,932
4.000%, 02/12/2055	1,100	1,546
3.700%, 08/08/2046	9,099	11,719
3.500%, 02/12/2035	1,225	1,525
3.450%, 08/08/2036	245	303
2.875%, 02/06/2024	1,900	2,039
2.675%, 06/01/2060	1,078	1,185
2.525%, 06/01/2050	7,160	7,711
2.400%, 08/08/2026	11,215	12,229
NXP BV
4.875%, 03/01/2024 (A)	3,252	3,667
Oracle
4.300%, 07/08/2034	2,835	3,621
4.125%, 05/15/2045	325	400
4.000%, 07/15/2046	8,820	10,764
3.850%, 07/15/2036	470	568
3.800%, 11/15/2037	3,395	4,067
3.600%, 04/01/2040	8,005	9,327
3.600%, 04/01/2050	1,900	2,220
2.950%, 05/15/2025	2,160	2,360
2.950%, 04/01/2030	9,310	10,437
2.650%, 07/15/2026	5,610	6,121
2.500%, 05/15/2022	4,700	4,832
2.400%, 09/15/2023	3,840	4,039
QUALCOMM
4.300%, 05/20/2047	3,006	4,060
1.300%, 05/20/2028 (A)	5,677	5,700
Texas Instruments
4.150%, 05/15/2048	3,734	5,153
3.875%, 03/15/2039	180	227
2.250%, 09/04/2029	15,700	17,036
1.375%, 03/12/2025	4,015	4,149
Visa
4.150%, 12/14/2035	1,125	1,465
2.700%, 04/15/2040	670	743

		294,148

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Materials — 1.0%
Air Products and Chemicals
1.850%, 05/15/2027	$2,860	$3,015
Barrick North America Finance LLC
5.750%, 05/01/2043	610	899
BHP Billiton Finance USA
6.420%, 03/01/2026	1,510	1,907
5.000%, 09/30/2043	1,400	2,046
Ecolab
4.800%, 03/24/2030	892	1,142
1.300%, 01/30/2031	3,495	3,477
Linde
3.200%, 01/30/2026	2,315	2,587
LYB International Finance III LLC
3.625%, 04/01/2051	2,485	2,687
Nacional del Cobre de Chile
4.250%, 07/17/2042 (A)	2,100	2,430
Newcrest Finance Pty
3.250%, 05/13/2030 (A)	2,440	2,689
Nutrition & Biosciences
3.468%, 12/01/2050 (A)	3,725	4,069
1.230%, 10/01/2025 (A)	4,205	4,258
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,718

		32,924

Real Estate — 2.5%
Agree
2.900%, 10/01/2030	1,295	1,358
AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	3,333
2.950%, 05/11/2026	2,182	2,398
Boston Properties
4.500%, 12/01/2028	2,630	3,137
Brixmor Operating Partnership
4.050%, 07/01/2030	2,500	2,818
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,600	3,871
Healthpeak Properties
4.250%, 11/15/2023	1,970	2,157
3.250%, 07/15/2026	1,940	2,163
Kimco Realty
3.300%, 02/01/2025	2,045	2,239
2.700%, 03/01/2024	1,890	1,995
Newmark Group
6.125%, 11/15/2023	3,140	3,407
Regency Centers
4.650%, 03/15/2049	260	308
4.400%, 02/01/2047	1,455	1,655
Sabra Health Care
4.800%, 06/01/2024	940	1,001
3.900%, 10/15/2029	4,275	4,427

282	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Simon Property Group
4.750%, 03/15/2042	$205	$244
3.800%, 07/15/2050	8,050	8,678
3.500%, 09/01/2025	1,920	2,115
3.375%, 10/01/2024	5,488	5,939
2.450%, 09/13/2029	5,620	5,750
Simon Property Group LP
6.750%, 02/01/2040	470	675
4.250%, 11/30/2046	2,179	2,450
3.250%, 09/13/2049	3,085	3,022
2.650%, 07/15/2030	4,455	4,678
Ventas Realty
4.400%, 01/15/2029	5,598	6,516
3.125%, 06/15/2023	1,595	1,677
Vornado Realty
3.500%, 01/15/2025	3,895	4,091
Welltower
4.950%, 09/01/2048	2,632	3,382
WP Carey
4.600%, 04/01/2024	2,670	2,960

		88,444

Telecommunication Services — 0.1%
Cox Communications
1.800%, 10/01/2030 (A)	3,600	3,614

Utilities — 8.3%
AEP Texas
3.450%, 01/15/2050	2,695	3,075
Alabama Power
3.850%, 12/01/2042	600	737
3.700%, 12/01/2047	2,800	3,430
2.450%, 03/30/2022	2,545	2,612
1.450%, 09/15/2030	3,416	3,480
Ameren Illinois
4.500%, 03/15/2049	7,345	9,999
2.700%, 09/01/2022	2,000	2,070
Atmos Energy
4.125%, 03/15/2049	3,545	4,580
Baltimore Gas & Electric
2.900%, 06/15/2050	791	844
Berkshire Hathaway Energy
4.450%, 01/15/2049	210	284
4.250%, 10/15/2050 (A)	2,890	3,768
3.800%, 07/15/2048	1,065	1,304
3.250%, 04/15/2028	1,720	1,952
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	2,215	2,935
2.900%, 07/01/2050	665	725
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	1,620	1,659

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CMS Energy
3.000%, 05/15/2026	$4,285	$4,720
Commonwealth Edison
4.700%, 01/15/2044	2,000	2,721
4.000%, 03/01/2048	3,635	4,636
3.200%, 11/15/2049	1,425	1,601
3.000%, 03/01/2050	2,940	3,236
2.550%, 06/15/2026	4,665	5,087
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	3,591
3.800%, 05/15/2028	5,765	6,720
Consumers Energy
3.500%, 08/01/2051	500	611
Dominion Energy
3.375%, 04/01/2030	545	623
Dominion Energy Gas Holdings LLC
2.500%, 11/15/2024	2,410	2,570
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	1,332
4.250%, 08/15/2028	5,318	6,040
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	2,424
3.900%, 06/15/2021	235	237
3.875%, 03/15/2046	3,800	4,680
3.350%, 05/15/2022	11,290	11,802
Duke Energy Florida LLC
3.100%, 08/15/2021	4,530	4,587
Duke Energy Indiana LLC
6.350%, 08/15/2038	235	359
4.900%, 07/15/2043	240	326
Duke Energy Ohio
2.125%, 06/01/2030	1,190	1,250
Duke Energy Progress LLC
4.200%, 08/15/2045	2,310	2,968
4.100%, 05/15/2042	966	1,221
East Ohio Gas
3.000%, 06/15/2050 (A)	1,000	1,091
2.000%, 06/15/2030 (A)	2,370	2,463
Electricite de France
4.950%, 10/13/2045 (A)	2,015	2,614
4.750%, 10/13/2035 (A)	900	1,123
Entergy Louisiana LLC
4.200%, 09/01/2048	4,565	5,943
Entergy Mississippi LLC
2.850%, 06/01/2028	3,670	4,056
Essential Utilities
4.276%, 05/01/2049	1,275	1,623
Evergy
5.292%, 06/15/2022	1,190	1,261
Eversource Energy
3.800%, 12/01/2023	2,905	3,183
2.900%, 10/01/2024	4,515	4,874

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	283

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.750%, 03/15/2022	$1,270	$1,305
Florida Power & Light
5.960%, 04/01/2039	140	213
5.690%, 03/01/2040	1,621	2,418
4.125%, 02/01/2042	3,395	4,346
2.850%, 04/01/2025	2,515	2,738
Georgia Power
4.300%, 03/15/2043	3,970	4,985
3.700%, 01/30/2050	2,920	3,531
Idaho Power
4.200%, 03/01/2048	2,315	2,988
Indiana Michigan Power
4.250%, 08/15/2048	525	672
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	825	1,059
4.050%, 05/01/2046 (A)	60	74
Kentucky Utilities
5.125%, 11/01/2040	155	212
Korea Gas MTN
2.750%, 07/20/2022 (A)	4,490	4,642
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	1,310
MidAmerican Energy
3.150%, 04/15/2050	2,700	3,146
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	2,441
3.508%, 10/01/2024 (A)	130	142
NiSource
0.950%, 08/15/2025	5,035	5,028
Northern States Power
7.125%, 07/01/2025	3,220	4,104
NSTAR Electric
3.250%, 05/15/2029	2,684	3,085
Oglethorpe Power
5.375%, 11/01/2040	1,535	1,926
4.250%, 04/01/2046	1,150	1,212
4.200%, 12/01/2042	170	179
Ohio Power
2.600%, 04/01/2030	3,565	3,910
Oncor Electric Delivery
7.500%, 09/01/2038	100	164
Oncor Electric Delivery LLC
5.350%, 10/01/2052 (A)	1,934	2,988
5.300%, 06/01/2042	1,151	1,639
3.750%, 04/01/2045	3,435	4,164
3.700%, 05/15/2050	770	965
Pacific Gas and Electric
1.750%, 06/16/2022	4,370	4,377
PacifiCorp
6.250%, 10/15/2037	2,195	3,284
6.000%, 01/15/2039	4,275	6,407
2.950%, 06/01/2023	4,940	5,217

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PPL Electric Utilities
4.150%, 06/15/2048	$2,400	$3,137
3.950%, 06/01/2047	1,802	2,247
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,792	3,662
3.250%, 09/01/2023	1,450	1,558
Public Service Electric and Gas MTN
3.700%, 05/01/2028	1,180	1,379
Public Service of Colorado
6.250%, 09/01/2037	210	322
3.200%, 03/01/2050	1,575	1,827
Public Service of New Hampshire
3.600%, 07/01/2049	6,760	8,212
Public Service of Oklahoma
6.625%, 11/15/2037	960	1,397
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	2,540
3.600%, 09/01/2023	1,224	1,321
3.320%, 04/15/2050	400	450
3.000%, 08/15/2021	3,840	3,913
Sempra Energy
4.000%, 02/01/2048	480	573
3.800%, 02/01/2038	1,160	1,351
3.400%, 02/01/2028	1,715	1,917
2.900%, 02/01/2023	4,129	4,329
Southern California Edison
3.875%, 06/01/2021	8,795	8,873
2.850%, 08/01/2029	2,555	2,765
Southern California Gas
5.125%, 11/15/2040	10	14
4.300%, 01/15/2049	1,045	1,378
3.750%, 09/15/2042	180	215
2.550%, 02/01/2030	4,515	4,870
Tampa Electric
3.625%, 06/15/2050	4,580	5,455
Union Electric
4.000%, 04/01/2048	1,040	1,324
3.900%, 09/15/2042	80	98
Wisconsin Power & Light
3.650%, 04/01/2050	40	48
3.050%, 10/15/2027	2,300	2,560
Wisconsin Power and Light
6.375%, 08/15/2037	50	72
Wisconsin Public Service
3.300%, 09/01/2049	2,475	2,811

		300,516

Total Corporate Obligations
(Cost $2,869,427) ($ Thousands)		3,173,353

284	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds
1.375%, 11/15/2040	$2,940	$2,945
1.375%, 08/15/2050	17,285	16,459
1.250%, 05/15/2050	29,480	27,200
1.125%, 08/15/2040	4,441	4,262
U.S. Treasury Notes
0.875%, 11/15/2030	19,785	19,850
0.625%, 11/30/2027	9,665	9,674
0.625%, 08/15/2030	2,016	1,977
0.500%, 10/31/2027	29,075	28,861
0.375%, 11/30/2025	21,705	21,722
0.250%, 11/15/2023	17,610	17,644
0.250%, 10/31/2025	1,680	1,672
0.125%, 07/31/2022	4,295	4,294
0.125%, 10/31/2022	4,845	4,843

Total U.S. Treasury Obligations (Cost $160,957) ($ Thousands)		161,403

MUNICIPAL BONDS — 3.1%

California — 0.9%
Bay Area, Toll Authority, RB
2.574%, 04/01/2031	3,300	3,551
2.425%, 04/01/2026	1,400	1,503
California State University, RB
5.770%, 05/15/2043	1,505	2,164
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,568
California State University, Ser H, RB
6.548%, 05/15/2048	120	193
California State, Build America Project, GO
7.600%, 11/01/2040	560	1,012
7.550%, 04/01/2039	2,205	3,849
7.500%, 04/01/2034	5,125	8,432
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	5,015
Los Angeles, Community College District, GO
1.606%, 08/01/2028	4,780	4,903
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,070	1,574

		34,764

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	4,035

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Florida — 0.2%
Florida State, Board of Administration Finance, Ser A, RB
1.705%, 07/01/2027	$7,520	$7,731

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,706	3,876
6.637%, 04/01/2057	2,411	3,617

		7,493

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	2,580	3,657

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,842

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	128
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	116
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,573

		2,817

Michigan — 0.2%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,818
Michigan State, Finance Authority, RB Callable 03/01/2026 @ 100
2.671%, 09/01/2049 (D)	4,600	4,830

		6,648

New Jersey — 0.2%
New Jersey State, Transportation Trust Fund Authority, Ser C, RB
5.754%, 12/15/2028	2,300	2,604
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	4,074

		6,678

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	285

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate Duration Credit Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York — 0.8%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	$165	$226
4.458%, 10/01/2062	195	254
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,280	1,722
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	2,225	2,250
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
3.480%, 08/01/2026	2,100	2,373
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,435	2,611
New York State, Thruway Authority, Ser M, RB
2.900%, 01/01/2035	4,150	4,508
New York State, Urban Development, RB
5.770%, 03/15/2039	8,225	10,529

		24,473

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO, NATL
5.550%, 06/30/2028	4,000	4,896

Texas — 0.1%
City of Houston, Airport System Revenue, Sub-Ser C, RB
2.085%, 07/01/2028	2,320	2,332
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	530	751
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	810	1,403
Texas State, Build America Project, GO
5.517%, 04/01/2039	540	796
Texas State, Dallas Area, Rapid Transit, RB
1.147%, 12/01/2026	1,200	1,206
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	1,120	1,230

		7,718

Total Municipal Bonds (Cost $103,877) ($ Thousands)		112,752

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 1.3%

Chile Government International Bond
3.500%, 01/25/2050	$6,515	$7,419
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	3,060	3,133
European Investment Bank
2.250%, 03/15/2022	3,695	3,793
1.375%, 09/06/2022	2,790	2,848
Export-Import Bank of Korea
2.750%, 01/25/2022	3,320	3,407
Israel Government International Bond
3.875%, 07/03/2050	1,405	1,679
Japan Bank for International Cooperation
1.750%, 01/23/2023	7,830	8,061
Mexico Government International Bond
3.771%, 05/24/2061	3,025	3,018
2.659%, 05/24/2031	2,595	2,597
Province of Quebec Canada
6.350%, 01/30/2026	270	341
2.500%, 04/09/2024	8,670	9,271

Total Sovereign Debt (Cost $43,412) ($ Thousands)		45,567

ASSET-BACKED SECURITY — 0.1%

Other Asset-Backed Securities — 0.1%
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	3,285	3,353

Total Asset-Backed Security (Cost $3,281) ($ Thousands)		3,353

	Shares

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	70,535,447	70,535

Total Cash Equivalent (Cost $70,535) ($ Thousands)		70,535

Total Investments in Securities — 99.5% (Cost $3,251,489) ($ Thousands)		$3,566,963

286	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Ultra 10-Year U.S. Treasury Note	(133)	Mar-2021	$(20,831)	$(20,898)	$(67)

Percentages are based on Net Assets of $3,583,718 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (see Note 6).
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
On November 30, 2020, the value of these securities amounted to $532,140 ($ Thousands), representing 14.8% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

Cl — Class

DAC — Designated Activity Company

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,173,353	–	3,173,353
U.S. Treasury Obligations	–	161,403	–	161,403
Municipal Bonds	–	112,752	–	112,752
Sovereign Debt	–	45,567	–	45,567
Asset-Backed Security	–	3,353	–	3,353
Cash Equivalent	70,535	–	–	70,535

Total Investments in Securities	70,535	3,496,428	–	3,566,963

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(67)	–	–	(67)

Total Other Financial Instruments	(67)	–	–	(67)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 63,112	$ 595,817	$ (588,394)	$ —	$ —	$ 70,535	70,535,447	$ 5	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	287

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Dynamic Asset Allocation Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.0%

Communication Services — 10.0%
Alphabet Inc, Cl A *	1.6%	18,245	$32,009
Alphabet Inc, Cl C *	1.6	17,822	31,380
AT&T Inc	0.6	432,819	12,444
Comcast Corp, Cl A	0.7	277,000	13,916
Facebook Inc, Cl A *	2.0	146,200	40,493
Netflix Inc *	0.7	26,800	13,151
Verizon Communications Inc	0.8	251,900	15,217
Walt Disney Co/The	0.8	109,777	16,248
Other Securities	1.2		26,521

			201,379

Consumer Discretionary — 10.3%
Amazon.com Inc *	4.1	25,900	82,052
Home Depot Inc/The	0.9	65,532	18,179
McDonald’s Corp	0.5	45,300	9,850
NIKE Inc, Cl B	0.5	75,900	10,224
Other Securities	4.3		86,831

			207,136

Consumer Staples — 6.2%
Coca-Cola Co/The	0.6	234,800	12,116
Costco Wholesale Corp	0.5	26,900	10,539
PepsiCo Inc	0.6	84,062	12,124
Procter & Gamble Co/The	1.0	151,536	21,044
Walmart Inc	0.6	84,565	12,921
Other Securities	2.9		55,493

			124,237

Energy — 2.1%
Chevron Corp	0.5	117,282	10,225
Exxon Mobil Corp	0.5	256,800	9,792
Other Securities	1.1		21,992

			42,009

Financials — 9.4%
Bank of America Corp	0.7	463,200	13,044
Berkshire Hathaway Inc, Cl B *	1.4	120,500	27,584
JPMorgan Chase & Co	1.1	185,300	21,843
Other Securities	6.2		126,205

			188,676

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 12.5%
Abbott Laboratories	0.6%	107,539	$11,638
AbbVie Inc	0.6	107,153	11,206
Amgen Inc	0.4	35,600	7,905
Bristol-Myers Squibb Co	0.4	137,500	8,580
Danaher Corp	0.4	38,400	8,626
Johnson & Johnson	1.2	160,000	23,149
Medtronic PLC	0.5	81,955	9,318
Merck & Co Inc	0.6	153,600	12,348
Pfizer Inc	0.6	337,596	12,933
Thermo Fisher Scientific Inc	0.6	24,100	11,206
UnitedHealth Group Inc	1.0	57,800	19,440
Other Securities	5.6		113,578

			249,927

Industrials — 8.0%
Honeywell International Inc	0.4	42,700	8,707
Union Pacific Corp	0.4	41,400	8,449
Other Securities	7.2		142,950

			160,106

Information Technology — 25.1%
Accenture PLC, Cl A	0.5	38,700	9,640
Adobe Inc *	0.7	29,200	13,971
Apple Inc	5.8	977,800	116,407
Broadcom Inc	0.5	24,493	9,836
Cisco Systems Inc	0.6	257,100	11,060
Intel Corp	0.6	258,300	12,489
Mastercard Inc, Cl A	0.9	53,700	18,071
Microsoft Corp	4.9	460,300	98,536
NVIDIA Corp	1.0	37,500	20,102
PayPal Holdings Inc *	0.8	71,300	15,267
QUALCOMM Inc	0.5	68,800	10,125
salesforce.com*	0.7	55,300	13,593
Texas Instruments Inc	0.4	55,600	8,966
Visa Inc, Cl A	1.1	102,500	21,561
Other Securities	6.1		124,334

			503,958

Materials — 2.5%
Linde PLC	0.4	32,041	8,216
Other Securities	2.1		41,405

			49,621

Real Estate — 2.3%
Other Securities ‡	2.3		46,057

Utilities — 2.6%
NextEra Energy Inc	0.4	119,100	8,765
Other Securities	2.2		44,322

			53,087

Total Common Stock (Cost $749,354) ($ Thousands)			1,826,193

Total Investments in Securities — 91.0% (Cost $749,354)($ Thousands)			$1,826,193

288	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Contracts	Market Value ($ Thousands)

PURCHASED SWAPTIONS * — 1.2%
Total Purchased Swaptions (A)
(Cost $15,467) ($ Thousands)	2,742,237,893	$23,193

A list of the open OTC swaption contracts held by the Fund at November 30, 2020, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTIONS — 1.2%

Call Swaptions
CMS One Look*	Bank of America Merill Lynch	2,550,870,000	$0.14	07/17/2021	$14,571
CMS One Look*	Bank of America Merill Lynch	191,367,893	$2.00	08/19/2023	8,622

Total Purchased Swaptions		2,742,237,893			$23,193

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI^	1,001	Dec-2020	$167,306	$181,341	$14,035

A list of the open forward foreign currency contracts held by the Fund at November 30, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/11/21	USD	28,699	SAR	107,802	$42
Bank of America	01/11/21	SAR	486,018	USD	129,470	(107)

						$(65)

A list of OTC swap agreements held by the fund at November 30, 2020, is as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
BNP Paribas^	Bloomberg Gold SubIndex Total Return	US T-BILL HIGH DISCOUNT RATE + 7 BPS	INDEX RETURN	Quarterly	03/17/2021	USD	(122,730)	$(11,056)	$–	$(11,056)
BNP Paribas^	Bloomberg Gold SubIndex Total Return	US T-BILL HIGH DISCOUNT RATE + 7 BPS	INDEX RETURN	Quarterly	04/05/2021	USD	(84,502)	(6,415)	–	(6,415)

								$(17,471)	$–	$(17,471)

Percentages are based on a Net Assets of $2,006,136 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Refer to table below for details on Swaption Contracts.
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of November 30, 2020.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	289

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Dynamic Asset Allocation Fund (Concluded)

Cl — Class

Ltd. — Limited

OTC — Over The Counter

PLC — Public Limited Company

S&P— Standard & Poor’s

SAR— Saudi Riyal

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,826,193	–	–	1,826,193

Total Investments in Securities	1,826,193	–	–	1,826,193

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaptions	–	23,193	–	23,193
Futures Contracts*
Unrealized Appreciation	14,035	–	–	14,035
Forwards Contracts*
Unrealized Appreciation	–	42	–	42
Unrealized Depreciation	–	(107)	–	(107)
OTC Swaps
Total Return Swaps* Unrealized Depreciation	–	(17,471)	–	(17,471)

Total Other Financial Instruments	14,035	5,657	–	19,692

* Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation

(depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

290	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 63.2%
U.S. Treasury Bills ^ (A)
0.110%, 04/08/2021	$500	$500
0.101%, 02/25/2021	70,500	70,485
0.095%, 01/07/2021	500	500
0.080%, 12/29/2020	500	500
0.080%, 01/26/2021	100	100
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	27,609	31,918
2.000%, 01/15/2026	12,871	15,102
0.625%, 07/15/2021 (G)	16,293	16,470
0.625%, 04/15/2023	29,482	30,790
0.625%, 01/15/2024 (G)	21,875	23,228
0.625%, 01/15/2026	10,450	11,495
0.500%, 04/15/2024	5,511	5,844
0.375%, 07/15/2023 (G)	28,973	30,404
0.375%, 07/15/2025 (G)	62,944	68,213
0.250%, 01/15/2025	8,066	8,593
0.125%, 01/15/2022	10,580	10,728
0.125%, 04/15/2022	4,375	4,445
0.125%, 07/15/2022 (G)	37,688	38,624
0.125%, 01/15/2023 (G)	25,243	26,001
0.125%, 07/15/2024 (G)	15,982	16,906
0.125%, 10/15/2024 (G)	33,529	35,513
0.125%, 07/15/2026	19,272	20,873
U.S. Treasury Notes ^
0.385%, VAR US Treasury 3 Month Bill Money Market Yield+0.300%, 10/31/2021	5,300	5,314

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.199%, VAR US Treasury 3 Month Bill Money Market Yield+0.114%, 04/30/2022	$4,100	$4,104
0.140%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 07/31/2022	7,600	7,601
0.140%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 10/31/2022	1,900	1,900

Total U.S. Treasury Obligations (Cost $468,744) ($ Thousands)		486,151

	Shares

COMMON STOCK — 30.5%

Communication Services — 2.3%
Activision Blizzard Inc	4,306	342
Alphabet Inc, Cl A *	903	1,584
Alphabet Inc, Cl C *	944	1,662
Anterix Inc *	1,171	35
AT&T Inc (H)	84,958	2,442
ATN International Inc	1,025	50
CenturyLink Inc	11,891	124
Cinemark Holdings Inc	2,300	36
Electronic Arts Inc	1,888	241
Facebook Inc, Cl A *	8,034	2,225
GCI Liberty Inc *	1,600	146
Iridium Communications Inc *	3,479	112
Liberty Media Corp-Liberty Braves, Cl C *	7,800	195
Liberty Media Corp-Liberty Formula One, Cl C *	2,100	88
Live Nation Entertainment Inc *	700	46
Madison Square Garden Entertainment Corp *	1,322	101
Madison Square Garden Sports Corp, Cl A *	1,127	191
Match Group Inc *	231	32
Netflix Inc *	2,728	1,339
Roku Inc, Cl A *	549	161
Shenandoah Telecommunications Co	500	22
Spok Holdings Inc	3,900	38
Spotify Technology SA *	783	228
Take-Two Interactive Software Inc *	900	162
Telephone and Data Systems Inc	1,478	28
T-Mobile US Inc *	5,767	767
Twitter Inc *	2,103	98
United States Cellular Corp *	600	19
Verizon Communications Inc	46,216	2,792
ViacomCBS Inc, Cl B	2,444	86
Vonage Holdings Corp *	4,800	62
Walt Disney Co/The	12,347	1,827

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	291

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zynga Inc, Cl A *	3,709	$31

		17,312

Consumer Discretionary — 0.0%
Pinterest Inc, Cl A *	979	69
World Fuel Services Corp	6,860	195

		264

Consumer Staples — 7.4%
Altria Group Inc (H)	48,789	1,943
Andersons Inc	1,600	36
Archer-Daniels-Midland Co	15,284	761
B&G Foods Inc, Cl A	971	27
BellRing Brands, Cl A *	700	14
Beyond Meat Inc *	1,100	154
BJ’s Wholesale Club Holdings Inc *	2,900	119
Boston Beer Co Inc/The, Cl A *	50	47
Brown-Forman Corp, Cl A	1,099	81
Brown-Forman Corp, Cl B	4,029	325
Bunge Ltd	5,244	309
Calavo Growers Inc	956	69
Cal-Maine Foods Inc *	1,050	41
Campbell Soup Co	4,802	240
Casey’s General Stores Inc	1,203	219
Central Garden & Pet Co, Cl A *	1,500	55
Church & Dwight Co Inc	6,662	585
Clorox Co/The	3,158	641
Coca-Cola Co/The (H)	98,440	5,080
Coca-Cola Consolidated Inc	100	26
Colgate-Palmolive Co	22,413	1,919
Conagra Brands Inc	12,706	465
Constellation Brands Inc, Cl A	4,028	829
Costco Wholesale Corp (H)	11,602	4,545
Coty Inc, Cl A	5,168	37
Darling Ingredients Inc *	3,464	167
Edgewell Personal Care Co	1,766	61
Energizer Holdings Inc	2,087	87
Estee Lauder Cos Inc/The, Cl A	5,736	1,407
Flowers Foods Inc	6,713	149
Fresh Del Monte Produce Inc	1,211	31
Freshpet Inc *	400	55
General Mills Inc	15,456	940
Grocery Outlet Holding Corp *	1,900	73
Hain Celestial Group Inc/The *	3,266	126
Herbalife Nutrition Ltd *	3,212	154
Hershey Co/The	4,299	636
Hormel Foods Corp	8,209	387
Hostess Brands Inc, Cl A *	3,430	46
Ingles Markets Inc, Cl A	447	17
Ingredion Inc	2,685	207
Inter Parfums Inc	900	49
J & J Snack Foods Corp	953	139
J M Smucker Co/The	3,427	402

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
John B Sanfilippo & Son Inc	400	$30
Kellogg Co	6,908	441
Keurig Dr Pepper Inc	9,334	284
Kimberly-Clark Corp	9,115	1,270
Kraft Heinz Co/The	16,644	548
Kroger Co/The	20,771	685
Lamb Weston Holdings Inc	4,009	290
Lancaster Colony Corp	1,050	178
McCormick & Co Inc/MD	3,271	612
Medifast Inc	146	30
Molson Coors Beverage Co, Cl B	5,165	238
Mondelez International Inc, Cl A	35,820	2,058
Monster Beverage Corp *	9,662	819
Nu Skin Enterprises Inc, Cl A	957	49
PepsiCo Inc (H)	34,670	5,000
Performance Food Group Co *	4,005	174
Philip Morris International Inc (H)	39,715	3,008
Pilgrim’s Pride Corp *	1,222	23
Post Holdings Inc *	2,245	212
PriceSmart Inc	2,647	215
Primo Water	3,775	57
Procter & Gamble Co/The (H)	60,866	8,452
Reynolds Consumer Products Inc	1,300	39
Sanderson Farms Inc	599	82
Seaboard Corp	30	96
Simply Good Foods Co *	1,700	37
Spectrum Brands Holdings Inc	2,168	145
Sprouts Farmers Market Inc *	3,001	64
Sysco Corp	13,254	945
Tootsie Roll Industries Inc	1,721	53
TreeHouse Foods Inc *	1,079	44
Tyson Foods Inc, Cl A (H)	8,000	522
Universal Corp/VA	878	40
US Foods Holding Corp *	6,064	191
USANA Health Sciences Inc *	500	38
Vector Group Ltd	5,319	60
Village Super Market Inc, Cl A	2,944	68
Walgreens Boots Alliance Inc	22,450	853
Walmart Inc (H)	34,453	5,264
WD-40 Co	539	137
Weis Markets Inc	1,300	62

		57,113

Energy — 8.4%
Antero Midstream Corp	29,000	196
Antero Resources Corp *	10,353	40
Apache Corp	29,708	383
Arch Resources Inc	1,100	37
Archrock Inc	8,900	69
Baker Hughes Co, Cl A	53,392	1,000
Berry Corp	3,147	12
Bonanza Creek Energy Inc *	1,800	40
Brigham Minerals Inc, Cl A	5,417	56

292	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cabot Oil & Gas Corp, Cl A	36,348	$637
Cactus Inc, Cl A	2,200	51
ChampionX Corp *	14,162	168
Cheniere Energy Inc *	20,538	1,164
Chevron Corp (H)	160,741	14,013
Cimarex Energy Co	8,161	293
Clean Energy Fuels Corp *	20,000	91
CNX Resources Corp *	14,740	139
Concho Resources Inc	17,127	984
ConocoPhillips (H)	93,213	3,688
Continental Resources Inc/OK	6,817	105
CVR Energy Inc	2,300	33
Delek US Holdings Inc	3,082	41
Devon Energy Corp	33,666	471
DHT Holdings Inc	2,900	15
Diamondback Energy Inc	15,406	616
DMC Global Inc	1,000	41
Dril-Quip Inc *	3,912	111
EOG Resources Inc	50,306	2,358
EQT Corp	21,809	325
Equitrans Midstream Corp	36,803	300
Evolution Petroleum Corp	10,002	30
Exxon Mobil Corp (H)	360,747	13,755
Falcon Minerals Corp	15,200	35
Frank’s International NV *	12,500	28
Frontline Ltd/Bermuda	13,414	84
Golar LNG Ltd	5,023	46
Goodrich Petroleum Corp *	1,184	14
Halliburton Co	68,732	1,140
Helix Energy Solutions Group Inc *	5,788	22
Helmerich & Payne Inc	9,839	224
Hess Corp	24,200	1,142
HollyFrontier Corp	13,447	315
Kinder Morgan Inc	168,309	2,420
Kosmos Energy Ltd	25,916	46
Liberty Oilfield Services Inc, Cl A	7,330	68
Magnolia Oil & Gas Corp *	6,491	41
Marathon Oil Corp	60,140	356
Marathon Petroleum Corp (H)	54,276	2,110
Matador Resources Co *	7,300	74
Murphy Oil Corp	11,077	111
National Oilwell Varco Inc	31,749	389
NextDecade Corp *	11,600	28
NexTier Oilfield Solutions Inc *	8,900	25
Nordic American Tankers Ltd	4,800	15
Occidental Petroleum Corp	69,419	1,094
Oceaneering International Inc *	3,123	19
ONEOK Inc	33,612	1,206
Ovintiv Inc	18,530	236
Par Pacific Holdings Inc *	7,205	82
Parsley Energy Inc, Cl A	26,842	336
Patterson-UTI Energy Inc	10,365	45

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PBF Energy Inc, Cl A	4,880	$35
PDC Energy Inc *	8,772	147
Peabody Energy Corp	16,200	22
Phillips 66	36,075	2,185
Pioneer Natural Resources Co	14,480	1,456
PrimeEnergy Resources Corp *	150	9
ProPetro Holding Corp *	1,806	10
Range Resources Corp	19,873	145
Renewable Energy Group Inc *	3,500	203
REX American Resources Corp *	293	23
Schlumberger NV	114,106	2,372
Scorpio Tankers Inc	2,741	32
SFL Corp Ltd	5,417	37
Southwestern Energy Co *	49,678	155
Targa Resources Corp	20,738	487
Tellurian Inc *	36,000	54
Transocean Ltd * (H)	30,154	56
Valero Energy Corp (H)	34,104	1,834
Williams Cos Inc/The	102,687	2,154
WPX Energy Inc *	27,761	198

		64,627

Health Care — 5.8%
10X Genomics Inc, Cl A *	478	73
Abbott Laboratories	14,586	1,579
AbbVie Inc	15,423	1,613
ABIOMED Inc *	426	117
Acadia Healthcare Co Inc *	1,045	44
ACADIA Pharmaceuticals Inc *	900	51
Acceleron Pharma Inc *	400	47
Adaptive Biotechnologies Corp *	954	46
Agilent Technologies Inc	2,882	337
Agios Pharmaceuticals Inc *	700	32
Alexion Pharmaceuticals Inc *	2,259	276
Align Technology Inc *	669	322
Alkermes PLC *	2,389	44
Allscripts Healthcare Solutions Inc *	4,242	58
Alnylam Pharmaceuticals Inc *	1,127	146
Amedisys Inc *	200	49
AmerisourceBergen Corp, Cl A	1,738	179
Amgen Inc (H)	5,423	1,204
Amicus Therapeutics Inc *	2,977	68
Amphastar Pharmaceuticals Inc *	3,807	68
ANI Pharmaceuticals Inc *	1,900	56
Anthem Inc	2,276	709
Arena Pharmaceuticals Inc *	1,059	70
Arrowhead Pharmaceuticals Inc *	274	17
Atrion Corp	100	60
Avanos Medical Inc *	2,842	120
Avantor Inc *	2,294	63
Baxter International Inc (H)	5,359	408
Becton Dickinson and Co	2,422	569
Biogen Inc *	1,659	398

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	293

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BioMarin Pharmaceutical Inc *	2,052	$162
Bio-Rad Laboratories Inc, Cl A *	198	107
Bio-Techne Corp	442	134
BioTelemetry Inc *	800	44
Bluebird Bio Inc *	603	27
Blueprint Medicines Corp *	560	61
Boston Scientific Corp *	12,837	426
Bridgebio Pharma *	2,450	123
Bristol-Myers Squibb Co	19,700	1,229
Bruker Corp	976	49
Cantel Medical Corp	1,696	101
Cardinal Health Inc	3,681	201
Cardiovascular Systems Inc *	244	8
Catalent Inc *	1,471	141
Centene Corp *	4,657	287
Cerner Corp	3,347	250
Change Healthcare Inc *	1,000	17
Charles River Laboratories International Inc *	547	128
Chemed Corp	150	72
Cigna Corp	3,366	704
CONMED Corp	400	41
Cooper Cos Inc/The	628	211
CorVel Corp *	200	18
Covetrus Inc *	1,665	45
CVS Health Corp	12,712	862
Danaher Corp	5,154	1,158
DaVita Inc *	962	106
DENTSPLY SIRONA Inc	3,348	170
DexCom Inc *	683	218
Edwards Lifesciences Corp *	4,410	370
Elanco Animal Health Inc *	5,600	171
Eli Lilly and Co	7,142	1,040
Enanta Pharmaceuticals Inc *	1,000	41
Encompass Health Corp	1,522	123
Ensign Group Inc/The	361	26
Envista Holdings Corp *	1,600	48
Exact Sciences Corp *	1,161	141
Exelixis Inc *	2,196	42
FibroGen Inc *	1,214	50
Gilead Sciences Inc (H)	12,133	736
Global Blood Therapeutics Inc *	700	32
Globus Medical Inc, Cl A *	800	48
Guardant Health Inc *	466	56
Haemonetics Corp *	672	76
Halozyme Therapeutics Inc *	1,232	48
HCA Healthcare Inc	2,349	353
Health Catalyst Inc *	2,700	96
HealthEquity Inc *	500	36
HealthStream Inc *	8,500	159
Henry Schein Inc *	1,703	110
Hill-Rom Holdings Inc	537	51

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HMS Holdings Corp *	1,600	$50
Hologic Inc *	2,418	167
Horizon Therapeutics PLC *	1,472	104
Humana Inc	1,106	443
ICU Medical Inc *	426	80
IDEXX Laboratories Inc *	682	314
Illumina Inc *	1,290	416
Incyte Corp *	1,845	156
Innoviva Inc *	2,700	28
Insmed Inc *	745	29
Insulet Corp *	490	126
Integer Holdings Corp *	400	29
Integra LifeSciences Holdings Corp *	672	37
Intuitive Surgical Inc *	1,013	735
Invitae Corp *	652	32
Ionis Pharmaceuticals Inc *	1,124	57
Iovance Biotherapeutics Inc *	1,400	54
IQVIA Holdings Inc *	2,082	352
Ironwood Pharmaceuticals Inc, Cl A *	2,400	28
Jazz Pharmaceuticals PLC *	1,031	145
Johnson & Johnson (H)	23,071	3,338
Laboratory Corp of America Holdings *	1,089	218
LHC Group Inc *	400	79
Ligand Pharmaceuticals Inc *	222	19
LivaNova PLC *	543	29
Luminex Corp	1,000	24
Masimo Corp *	508	129
McKesson Corp	1,577	284
MEDNAX Inc *	1,367	28
Medpace Holdings Inc *	300	39
Medtronic PLC	12,186	1,386
Merck & Co Inc	22,359	1,797
Merit Medical Systems Inc *	500	28
Mesa Laboratories Inc	98	27
Mettler-Toledo International Inc *	201	231
Mirati Therapeutics Inc *	134	32
Moderna Inc *	2,791	426
Molina Healthcare Inc *	562	115
Natera Inc *	559	49
National HealthCare Corp	586	36
Natus Medical Inc *	1,200	25
Nektar Therapeutics, Cl A *	2,316	38
Neogen Corp *	997	74
NeoGenomics Inc *	878	42
Neurocrine Biosciences Inc *	913	87
Nevro Corp *	100	16
NextGen Healthcare Inc *	6,684	119
Novavax Inc *	232	32
Novocure Ltd *	1,200	151
NuVasive Inc *	500	23
Omnicell Inc *	550	58
Orthofix Medical Inc *	3,528	130

294	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pacira BioSciences Inc *	700	$42
Patterson Cos Inc	2,178	60
Penumbra Inc *	350	78
PerkinElmer Inc	1,078	143
Perrigo Co PLC	1,329	64
Pfizer Inc	49,179	1,884
Phibro Animal Health Corp, Cl A	1,500	28
PRA Health Sciences Inc *	1,002	112
Premier Inc, Cl A	500	18
Prestige Consumer Healthcare Inc *	600	21
Providence Service Corp/The *	195	26
PTC Therapeutics Inc *	700	44
QIAGEN NV *	2,606	126
Quest Diagnostics Inc	1,341	166
Quidel Corp *	200	39
Regeneron Pharmaceuticals Inc *	780	403
Repligen Corp *	512	97
ResMed Inc	1,457	305
Sage Therapeutics Inc *	803	60
Sarepta Therapeutics Inc *	511	72
Seagen Inc *	948	161
STAAR Surgical Co *	220	16
STERIS PLC	783	152
Stryker Corp	3,384	790
Supernus Pharmaceuticals Inc *	4,363	93
Syneos Health Inc, Cl A *	427	28
Tandem Diabetes Care Inc *	400	38
Teladoc Health Inc *	739	147
Teleflex Inc	473	181
Thermo Fisher Scientific Inc	3,379	1,571
Ultragenyx Pharmaceutical Inc *	424	50
United Therapeutics Corp *	439	58
UnitedHealth Group Inc (H)	7,819	2,630
Universal Health Services Inc, Cl B	1,102	144
US Physical Therapy Inc	674	72
Varex Imaging Corp *	1,200	20
Varian Medical Systems Inc *	1,030	179
Veeva Systems Inc, Cl A *	930	257
Vertex Pharmaceuticals Inc *	2,320	528
Viatris Inc, Cl W *	14,505	244
Waters Corp *	776	180
West Pharmaceutical Services Inc	630	173
Xencor Inc *	2,891	122
Zimmer Biomet Holdings Inc	2,160	322
Zoetis Inc, Cl A	3,954	634

		44,845

Industrials — 0.0%
SEACOR Holdings Inc *	1,100	37

Information Technology — 1.9%
Accenture PLC, Cl A	1,474	367
ACI Worldwide Inc *	1,708	56

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Adobe Inc *	1,012	$484
Amdocs Ltd	1,847	122
ANSYS Inc *	146	49
Aspen Technology Inc *	424	57
Atlassian Corp PLC, Cl A *	500	112
Autodesk Inc *	537	151
Automatic Data Processing Inc	1,482	258
Black Knight Inc *	300	28
Blackbaud Inc	800	44
Bottomline Technologies DE Inc *	683	31
Broadridge Financial Solutions Inc	300	44
Cadence Design Systems Inc *	1,018	118
Cass Information Systems Inc	3,200	136
CDK Global Inc	935	45
Citrix Systems Inc	200	25
Cognizant Technology Solutions Corp, Cl A	2,247	176
CommVault Systems Inc *	1,100	53
CSG Systems International Inc	634	28
Datadog Inc, Cl A *	225	22
DocuSign Inc, Cl A *	500	114
Ebix Inc	4,000	136
EPAM Systems Inc *	98	32
Euronet Worldwide Inc *	373	50
Fidelity National Information Services Inc	1,252	186
Fiserv Inc *	1,539	177
FleetCor Technologies Inc *	195	52
Fortinet Inc *	350	43
Gartner Inc *	400	61
Genpact Ltd	600	24
Global Payments Inc	926	181
Guidewire Software Inc *	400	49
International Business Machines Corp	2,931	362
Intuit Inc	936	330
Jack Henry & Associates Inc	349	56
KBR Inc	6,300	175
Manhattan Associates Inc *	586	60
ManTech International Corp/VA, Cl A	244	19
Mastercard Inc, Cl A	2,182	734
MAXIMUS Inc	500	36
Microsoft Corp (H)	19,402	4,153
MicroStrategy Inc, Cl A *	1,495	512
NortonLifeLock Inc	1,294	24
Nuance Communications Inc *	1,074	46
Oracle Corp	5,230	302
PagerDuty Inc *	1,435	49
Palo Alto Networks Inc *	194	57
Paychex Inc	1,625	151
Paycom Software Inc *	49	20
PayPal Holdings Inc *	2,605	558
Pegasystems Inc	430	56
Perspecta Inc	5,685	127
Progress Software Corp	878	35

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	295

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Proofpoint Inc *	100	$10
PTC Inc *	500	54
QAD Inc, Cl A	3,823	219
Qualys Inc *	146	14
salesforce.com Inc *	2,018	496
ServiceNow Inc *	388	207
Slack Technologies Inc, Cl A *	1,386	59
Splunk Inc *	442	90
Square Inc, Cl A *	1,030	217
SS&C Technologies Holdings Inc	540	37
Synopsys Inc *	539	123
Teradata Corp *	1,100	24
Trade Desk Inc/The, Cl A *	100	90
Twilio Inc, Cl A *	200	64
Verint Systems Inc *	500	29
Visa Inc, Cl A	4,444	935
VMware Inc, Cl A *	80	11
Western Union Co/The	2,483	56
WEX Inc *	200	35
Workday Inc, Cl A *	449	101
Xperi Holding Corp	7,792	149
Zoom Video Communications Inc, Cl A *	448	214

		14,607

Real Estate — 3.1%
Acadia Realty Trust ‡	3,573	51
Agree Realty Corp ‡	800	53
Alexander & Baldwin Inc ‡	2,532	40
Alexander’s Inc ‡	400	109
Alexandria Real Estate Equities Inc ‡	2,018	330
American Assets Trust Inc ‡	1,565	45
American Campus Communities Inc ‡	3,730	148
American Finance Trust Inc ‡	1,562	12
American Homes 4 Rent, Cl A ‡	5,206	149
American Tower Corp, Cl A ‡	7,246	1,675
Americold Realty Trust ‡	3,300	113
Apartment Investment and Management
Co, Cl A ‡	3,347	102
Apple Hospitality Inc ‡	9,386	124
AvalonBay Communities Inc ‡	3,263	544
Boston Properties Inc ‡	3,395	333
Brandywine Realty Trust ‡	5,779	64
Brixmor Property Group Inc ‡	7,963	122
Brookfield Property Inc, Cl A ‡	600	9
Camden Property Trust ‡	2,407	238
CareTrust ‡	2,400	47
CBRE Group Inc, Cl A *	7,191	440
Colony Capital Inc ‡	1,134	5
Columbia Property Trust Inc ‡	3,472	49
CoreCivic Inc ‡	3,873	27
CoreSite Realty Corp ‡	614	77
Corporate Office Properties Trust ‡	3,473	92
Cousins Properties Inc ‡	2,755	92

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Crown Castle International Corp ‡	6,595	$1,105
CubeSmart ‡	5,619	183
Cushman & Wakefield PLC *	4,462	66
CyrusOne Inc ‡	1,664	116
Digital Realty Trust Inc ‡	4,053	546
Douglas Emmett Inc ‡	4,131	128
Duke Realty Corp ‡	6,263	238
EastGroup Properties Inc ‡	683	93
Empire State Realty Trust Inc, Cl A ‡	4,809	44
EPR Properties ‡	1,947	70
Equinix Inc ‡	1,299	906
Equity Commonwealth ‡	3,781	100
Equity LifeStyle Properties Inc ‡	3,460	203
Equity Residential ‡	7,867	456
Essential Properties Realty Trust Inc ‡	1,598	33
Essex Property Trust Inc ‡	1,474	362
Extra Space Storage Inc ‡	2,885	325
Federal Realty Investment Trust ‡	2,121	185
First Industrial Realty Trust Inc ‡	2,670	112
Forestar Group Inc *	7,200	140
Four Corners Property Trust Inc ‡	2,200	62
Franklin Street Properties Corp ‡	7,900	37
Gaming and Leisure Properties Inc ‡	4,860	202
GEO Group Inc/The ‡	3,953	37
Getty Realty Corp ‡	1,300	37
Global Net Lease Inc ‡	3,953	66
Healthcare Realty Trust Inc ‡	4,096	121
Healthcare Trust of America Inc, Cl A ‡	6,049	157
Healthpeak Properties Inc ‡	11,115	321
Highwoods Properties Inc ‡	3,149	121
Host Hotels & Resorts Inc ‡	13,406	188
Howard Hughes Corp/The *	2,891	210
Hudson Pacific Properties Inc ‡	4,118	107
Industrial Logistics Properties Trust ‡	1,400	30
Invitation Homes Inc ‡	9,857	282
Iron Mountain Inc ‡	5,801	160
JBG SMITH Properties ‡	3,450	106
Jones Lang LaSalle Inc	1,295	171
Kennedy-Wilson Holdings Inc	4,115	66
Kilroy Realty Corp ‡	2,414	148
Kimco Realty Corp ‡	10,743	155
Kite Realty Group Trust ‡	3,300	48
Lamar Advertising Co, Cl A ‡	2,216	176
Lexington Realty Trust, Cl B ‡	5,231	53
Life Storage Inc ‡	983	108
LTC Properties Inc ‡	1,415	52
Macerich Co ‡	1,103	11
Mack-Cali Realty Corp ‡	2,976	41
Marcus & Millichap Inc *	600	21
Medical Properties Trust Inc ‡	7,942	154
Mid-America Apartment Communities Inc ‡	2,326	293

296	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Monmouth Real Estate Investment Corp, Cl A ‡	2,294	$34
National Health Investors Inc ‡	1,459	94
National Retail Properties Inc ‡	4,295	162
National Storage Affiliates Trust ‡	1,757	60
Newmark Group Inc, Cl A	13,741	96
Office Properties Income Trust ‡	446	10
Omega Healthcare Investors Inc ‡	5,026	177
Outfront Media Inc ‡	4,825	91
Paramount Group Inc ‡	6,293	58
Park Hotels & Resorts Inc ‡	6,531	107
Pebblebrook Hotel Trust ‡	2,847	53
Physicians Realty Trust ‡	3,113	54
Piedmont Office Realty Trust Inc, Cl A ‡	3,834	60
PotlatchDeltic Corp ‡	2,059	96
Prologis Inc ‡	11,520	1,153
PS Business Parks Inc ‡	998	132
Public Storage ‡	3,130	703
QTS Realty Trust Inc, Cl A ‡	398	24
Rayonier Inc ‡	4,419	124
Realty Income Corp ‡	7,042	422
Redfin Corp *	491	23
Regency Centers Corp ‡	4,278	195
Retail Opportunity Investments Corp ‡	5,111	66
Retail Properties of America Inc, Cl A ‡	7,610	62
Rexford Industrial Realty Inc ‡	2,072	99
RLJ Lodging Trust ‡	4,589	57
Ryman Hospitality Properties Inc ‡	928	60
Sabra Health Care Inc ‡	5,761	95
Saul Centers Inc ‡	866	27
SBA Communications Corp, Cl A ‡	1,834	527
Service Properties Trust ‡	2,782	33
Simon Property Group Inc ‡	6,545	540
SITE Centers Corp ‡	4,565	46
SL Green Realty Corp ‡	1,688	98
Spirit Realty Capital Inc ‡	3,178	117
St Joe Co/The	10,733	354
STAG Industrial Inc ‡	3,222	96
STORE Capital Corp ‡	5,145	168
Sun Communities Inc ‡	1,748	243
Sunstone Hotel Investors Inc ‡	5,594	59
Tanger Factory Outlet Centers Inc ‡	2,977	28
Taubman Centers Inc ‡	586	25
Terreno Realty Corp ‡	1,022	59
UDR Inc ‡	6,235	240
Uniti Group Inc ‡	4,338	45
Universal Health Realty Income Trust ‡	400	24
Urban Edge Properties ‡	2,952	38
Ventas Inc ‡	7,594	364
VEREIT Inc ‡	19,153	136
VICI Properties Inc ‡	7,800	197
Vornado Realty Trust ‡	5,084	198

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Washington Real Estate Investment Trust ‡	2,522	$59
Weingarten Realty Investors ‡	3,014	63
Welltower Inc ‡	8,197	516
Weyerhaeuser Co ‡	12,507	363
WP Carey Inc ‡	4,021	278
Xenia Hotels & Resorts Inc ‡	2,172	31

		23,581

Utilities — 1.6%
AES Corp/The	7,758	159
ALLETE Inc	2,450	138
Alliant Energy Corp	3,542	186
Ameren Corp	2,387	186
American Electric Power Co Inc	4,896	416
American States Water Co	500	37
American Water Works Co Inc	1,101	169
Atmos Energy Corp	1,127	108
Avangrid Inc	2,300	107
Avista Corp	1,600	60
Black Hills Corp	1,600	97
Brookfield Infrastructure, Cl A	2,745	183
Brookfield Renewable Partners (B)	572	36
California Water Service Group	1,300	64
CenterPoint Energy Inc	6,802	158
Chesapeake Utilities Corp	500	52
Clearway Energy Inc, Cl C	1,281	37
CMS Energy Corp	2,676	165
Consolidated Edison Inc	4,368	333
Dominion Energy Inc	7,918	621
DTE Energy Co	2,438	307
Duke Energy Corp	7,276	674
Edison International	4,887	300
Entergy Corp	2,699	294
Essential Utilities Inc	2,297	104
Evergy Inc	2,414	134
Eversource Energy	3,233	283
Exelon Corp	10,979	451
FirstEnergy Corp	6,734	179
Hawaiian Electric Industries Inc	2,950	106
IDACORP Inc	1,500	136
MDU Resources Group Inc	4,955	124
MGE Energy Inc	1,700	117
Middlesex Water Co	700	48
National Fuel Gas Co	1,363	56
New Jersey Resources Corp	1,828	60
NextEra Energy Inc	18,236	1,342
NiSource Inc	4,054	98
Northwest Natural Holding Co	600	29
NorthWestern Corp	1,599	93
NRG Energy Inc	3,295	108
OGE Energy Corp	5,685	184
ONE Gas Inc	1,106	88
Ormat Technologies Inc	800	63

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	297

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Otter Tail Corp	6,571	$262
PG&E Corp *	3,975	50
Pinnacle West Capital Corp	2,026	166
PNM Resources Inc	2,648	130
Portland General Electric Co	2,324	96
PPL Corp	8,954	254
Public Service Enterprise Group Inc	5,652	329
Sempra Energy	3,381	431
SJW Group	800	52
South Jersey Industries Inc	1,000	23
Southern Co/The	10,836	648
Southwest Gas Holdings Inc	1,024	66
Spire Inc	1,106	71
UGI Corp	2,953	105
Unitil Corp	500	20
Vistra Corp	6,845	128
WEC Energy Group Inc	3,313	315
Xcel Energy Inc	5,232	352

		12,188

Total Common Stock (Cost $196,189) ($ Thousands)		234,574

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 14.2%

Communication Services — 1.3%
AT&T Inc
3.500%, 09/15/2053 (C)	$450	459
2.750%, 06/01/2031	200	213
Baidu
3.425%, 04/07/2030	201	223
Cable One
4.000%, 11/15/2030 (C)	375	390
CCO Holdings LLC
5.000%, 02/01/2028 (C)	599	631
4.000%, 03/01/2023 (C)	596	600
CenturyLink Inc
4.500%, 01/15/2029 (C)	669	682
Cox Communications
2.950%, 06/30/2023 (C)	173	182
CSC Holdings LLC
6.750%, 11/15/2021	125	131
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (C)	415	432
Interpublic Group of Cos Inc/The
4.750%, 03/30/2030	520	637
Tencent Holdings MTN
3.240%, 06/03/2050 (C)	412	430
1.810%, 01/26/2026 (C)	621	634
Time Warner Cable LLC
4.500%, 09/15/2042	245	283
4.125%, 02/15/2021	65	65

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verizon Communications Inc
4.862%, 08/21/2046		$465	$640
3.000%, 03/22/2027		241	268
ViacomCBS Inc
4.950%, 01/15/2031		214	266
4.200%, 05/19/2032		135	160
Vodafone Group
3.750%, 01/16/2024		1,694	1,853
Weibo
3.375%, 07/08/2030		913	930

			10,109

Consumer Discretionary — 1.7%
1011778 BC ULC / New Red Finance
3.500%, 02/15/2029 (C)		785	784
AutoNation
4.750%, 06/01/2030		142	171
Booking Holdings Inc
4.625%, 04/13/2030		1,042	1,282
Clarios Global
4.375%, 05/15/2026 (C)	EUR	161	199
Expedia Group Inc
6.250%, 05/01/2025 (C)		$53	61
General Motors Co
6.800%, 10/01/2027		194	250
6.125%, 10/01/2025		138	166
General Motors Financial
5.100%, 01/17/2024		936	1,046
Harley-Davidson Financial Services
3.350%, 06/08/2025 (C)		1,246	1,338
Hilton Domestic Operating
4.000%, 05/01/2031 (C)		1,043	1,095
International Game Technology
6.250%, 02/15/2022 (C)		219	225
Las Vegas Sands Corp
3.200%, 08/08/2024		334	349
2.900%, 06/25/2025		572	588
Lear
3.800%, 09/15/2027		110	121
3.500%, 05/30/2030		356	384
Marriott International Inc/MD
5.750%, 05/01/2025		67	78
Nissan Motor
4.345%, 09/17/2027 (C)		1,034	1,113
Ralph Lauren Corp
2.950%, 06/15/2030		1,230	1,304
Ross Stores
4.700%, 04/15/2027		946	1,116
Royal Caribbean Cruises Ltd
11.500%, 06/01/2025 (C)		503	591
10.875%, 06/01/2023 (C)		279	316

298	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (C)	$462	$477

		13,054

Consumer Staples — 1.2%
Albertsons
3.500%, 02/15/2023 (C)	873	895
Altria Group
4.800%, 02/14/2029	160	192
3.400%, 05/06/2030	850	944
Anheuser-Busch InBev Worldwide
4.600%, 06/01/2060	435	560
Banner Health
1.897%,01/01/2031	250	252
Baptist Healthcare System Obligated Group
3.540%, 08/15/2050	599	649
BAT Capital
4.700%, 04/02/2027	545	638
2.726%, 03/25/2031	504	518
2.259%, 03/25/2028	1,268	1,306
BRF GmbH
4.350%, 09/29/2026	200	209
Coca-Cola Femsa
2.750%, 01/22/2030	347	375
1.850%, 09/01/2032	308	311
CommonSpirit Health
1.547%, 10/01/2025	390	396
Kimberly-Clark de Mexico
2.431%, 07/01/2031 (C)	292	301
Spectrum Brands
5.750%, 07/15/2025	685	707
Sutter Health
1.321%, 08/15/2025	610	617
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (C)(D)	500	5

		8,875

Energy — 1.4%
Baker Hughes LLC
3.337%, 12/15/2027	569	627
BP Capital Markets America
3.194%, 04/06/2025	542	595
Cenovus Energy
4.250%,04/15/2027	36	38
Energy Transfer Operating
5.200%, 02/01/2022	465	483
4.650%, 06/01/2021	85	86
3.750%, 05/15/2030	1,684	1,742
Eni
4.250%, 05/09/2029 (C)	950	1,107
Exxon Mobil Corp
2.992%, 03/19/2025	645	704

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Husky Energy
4.400%, 04/15/2029	$1,712	$1,832
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	50
Marathon Petroleum Corp
5.125%, 03/01/2021	47	48
5.125%, 12/15/2026	216	253
Oleoducto Central
4.000%, 07/14/2027 (C)	235	254
ONEOK Inc
6.350%, 01/15/2031	138	170
4.000%, 07/13/2027	717	776
Petroleos Mexicanos
6.840%, 01/23/2030	198	194
Petroleos Mexicanos MTN
6.750%, 09/21/2047	410	353
Saudi Arabian Oil
2.250%, 11/24/2030 (C)	322	326
Tengizchevroil Finance International
3.250%, 08/15/2030 (C)	255	266
Transocean Poseidon
6.875%, 02/01/2027 (C)	313	263
Valero Energy Corp
2.700%, 04/15/2023	479	498
Williams Cos Inc/The
3.900%, 01/15/2025	176	194

		10,859

Financials — 4.7%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	200	229
AIB Group MTN
4.750%, 10/12/2023 (C)	325	357
Aircastle
5.250%, 08/11/2025 (C)	367	388
5.000%, 04/01/2023	36	37
4.400%, 09/25/2023	428	440
4.250%, 06/15/2026	31	32
4.125%, 05/01/2024	172	177
Alfa
5.250%, 03/25/2024 (C)	814	891
Alleghany
3.625%, 05/15/2030	894	1,010
American Express
3.535%, VAR ICE LIBOR USD 3 Month+3.285%(E)	364	354
Australia & New Zealand Banking Group
4.400%, 05/19/2026 (C)	400	460
Aviation Capital Group LLC
5.500%, 12/15/2024 (C)	432	462
4.875%, 10/01/2025 (C)	175	179
4.375%, 01/30/2024 (C)	152	157

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	299

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 08/01/2025 (C)	$6	$6
3.875%, 05/01/2023 (C)	376	384
3.500%, 11/01/2027 (C)	157	150
2.875%, 01/20/2022 (C)	72	73
Banco de Credito del Peru MTN
3.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 07/01/2030 (C)	728	737
Banco Santander
5.179%, 11/19/2025	1,200	1,392
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (C)	358	405
Bank of America MTN
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,225	1,262
Bank of New York Mellon
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.358%(E)	192	210
Barclays
3.684%, 01/10/2023	755	779
BNP Paribas MTN
4.375%, 05/12/2026 (C)	700	801
Capital One Financial
2.600%, 05/11/2023	398	417
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971%(E)	397	443
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%(E)	232	244
4.699%, VAR ICE LIBOR USD 3 Month+4.478%(E)	398	399
4.316%, VAR ICE LIBOR USD 3 Month+4.095%(E)	320	319
3.875%, 03/26/2025	421	470
Commonwealth Bank of Australia
4.500%, 12/09/2025 (C)	402	460
Cooperatieve Rabobank
UA 4.375%, 08/04/2025	425	486
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%(C)(E)	200	223
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%(E)	749	815
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%(C)(E)	300	334
Danske Bank
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (C)	577	617

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate+2.581%, 11/26/2025	$295	$319
2.129%, VAR United States Secured Overnight Financing Rate+1.870%, 11/24/2026	330	334
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.783%(E)	1,248	1,376
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.215%(E)	236	245
Financiera de Desarrollo
2.400%, 09/28/2027 (C)	1,045	1,061
Goldman Sachs Group MTN
1.824%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	660	682
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	260	294
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	592	672
ING Groep
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+5.124%(E)	725	760
3.550%, 04/09/2024	1,000	1,091
JPMorgan Chase
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	679	712
MetLife
5.700%, 06/15/2035	65	96
Morgan Stanley
4.047%, VAR ICE LIBOR USD 3 Month+3.810%(E)	160	159
Morgan Stanley MTN
5.000%, 11/24/2025	154	183
4.350%, 09/08/2026	286	336
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	457	520
Nationwide Building Society
4.000%, 09/14/2026 (C)	510	571
Nationwide Financial Services
5.375%, 03/25/2021 (C)	320	324
Natwest Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598%(E)	560	583
Navient
6.625%, 07/26/2021	560	573
Navient MTN
7.250%, 01/25/2022	15	16

300	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander Holdings USA
4.400%, 07/13/2027	$351	$398
SLM
4.200%, 10/29/2025	677	709
Standard Chartered
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301%(E)	385	401
1.724%, VAR ICE LIBOR USD 3 Month+1.510%(C)(E)	400	381
State Street
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/2026 (C)	61	66
Synchrony Financial
4.500%, 07/23/2025	931	1,047
Truist Financial
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.349%(E)	792	895
UBS Group
7.125%, VAR USSW5YF+5.883%(E)	1,806	1,860
UniCredit
2.569%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.300%, 09/22/2026 (C)	1,265	1,287
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%(E)	408	456
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	272
Wells Fargo
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	420	440
Wells Fargo MTN
4.300%, 07/22/2027	325	379

		36,097

Health Care — 0.5%
AbbVie Inc
4.875%, 11/14/2048	259	353
Baxalta
3.600%, 06/23/2022	222	231
Centene Corp
4.250%, 12/15/2027	159	168
Cigna Corp
4.375%, 10/15/2028	384	462
4.125%, 11/15/2025	288	331
3.750%, 07/15/2023	152	165
CVS Health Corp
5.050%, 03/25/2048	495	668
Molina Healthcare Inc
3.875%, 11/15/2030 (C)	962	1,015

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royalty Pharma
1.750%, 09/02/2027 (C)		$143	$145
Utah Acquisition Sub
3.950%, 06/15/2026		478	546

			4,084

Industrials — 1.0%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		187	216
4.450%, 04/03/2026		156	168
4.125%, 07/03/2023		249	264
3.300%, 01/23/2023		249	257
Air Lease
3.875%, 07/03/2023		71	75
Air Lease MTN
4.250%, 02/01/2024		283	304
2.875%, 01/15/2026		236	245
Allison Transmission
3.750%, 01/30/2031 (C)		1,056	1,065
Delta Air Lines
4.750%, 10/20/2028 (C)		450	484
4.500%, 10/20/2025 (C)		388	409
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (C)		242	269
5.400%, 02/01/2027		575	608
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (C)		200	223
ENA Master Trust
4.000%, 05/19/2048 (C)		269	280
GE Capital European Funding Unlimited MTN
4.625%, 02/22/2027	EUR	100	147
H&E Equipment Services
3.875%, 12/15/2028 (C)		$765	765
Lima Metro Line 2 Finance
5.875%, 07/05/2034		250	302
4.350%, 04/05/2036 (C)		228	251
Odebrecht Finance
7.125%, 06/26/2042 (C)(D)		371	16
5.250%, 06/27/2029 (C)(D)		369	12
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (C)		431	456
Southwest Airlines
5.250%, 05/04/2025		496	566
TransDigm
6.250%, 03/15/2026 (C)		448	475
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		134	144

			8,001

Information Technology — 0.9%
Analog Devices
2.950%, 04/01/2025		69	75

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	301

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Broadcom Corp / Broadcom Cayman Finance Ltd
3.500%, 01/15/2028	$169	$186
Broadcom Inc
5.000%, 04/15/2030	235	285
4.150%, 11/15/2030	818	950
4.110%, 09/15/2028	696	797
Dell International LLC
6.020%, 06/15/2026 (C)	313	380
5.450%, 06/15/2023 (C)	128	141
Infor
1.750%, 07/15/2025 (C)	323	335
Mastercard Inc
3.850%, 03/26/2050	504	659
3.300%, 03/26/2027	355	405
Micron Technology
4.185%, 02/15/2027	1,146	1,323
NXP BV
2.700%, 05/01/2025 (C)	103	111
Oracle Corp
2.500%, 04/01/2025	816	875
Seagate HDD Cayman
4.091%, 06/01/2029 (C)	171	189

		6,711

Materials — 1.1%
Alpek
4.250%, 09/18/2029 (C)	375	401
Axalta Coating Systems LLC
3.375%, 02/15/2029 (C)	628	633
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (C)	420	424
Celulosa Arauco y Constitucion
4.200%, 01/29/2030 (C)	404	446
DuPont de Nemours Inc
4.493%, 11/15/2025	710	830
4.205%, 11/15/2023	710	782
Fresnillo
4.250%, 10/02/2050 (C)	1,274	1,361
GUSAP III
4.250%, 01/21/2030 (C)	750	821
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025 (C)	330	364
Industrias Penoles
4.750%, 08/06/2050 (C)	287	318
Ingevity
3.875%, 11/01/2028 (C)	516	522
Inversiones CMPC
4.375%, 05/15/2023	237	253
Nacional del Cobre de Chile
3.750%, 01/15/2031 (C)	201	226
3.150%, 01/14/2030 (C)	485	525

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nutrition & Biosciences
1.832%, 10/15/2027 (C)	$220	$225
Suzano Austria GmbH
3.750%, 01/15/2031	163	172

		8,303

Real Estate — 0.0%
Host Hotels & Resorts Inc
3.750%, 10/15/2023	13	14
Rexford Industrial Realty Inc
2.125%, 12/01/2030	188	189
Welltower Inc
4.000%, 06/01/2025	136	153

		356

Utilities — 0.4%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (C)	297	321
Enel Chile
4.875%, 06/12/2028	689	803
Israel Electric
5.000%, 11/12/2024 (C)	581	657
Kentucky Utilities
3.300%, 06/01/2050	365	416
NextEra Energy Capital Holdings
2.750%, 05/01/2025	166	180
Star Energy Geothermal Darajat II
4.850%, 10/14/2038 (C)	529	573
Terraform Global Operating LLC
6.125%, 03/01/2026 (C)	77	79

		3,029

Total Corporate Obligations (Cost $103,751) ($ Thousands)		109,478

MORTGAGE-BACKED SECURITIES — 10.2%

Agency Mortgage-Backed Obligations — 1.6%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
5.859%, VAR ICE LIBOR USD 1 Month+6.000%, 05/15/2046	1,089	262
FHLMC CMO, Ser 2017-4693, Cl SL, IO
6.009%, VAR ICE LIBOR USD 1 Month+6.150%, 06/15/2047	1,746	398
FHLMC CMO, Ser 2017-4719, Cl JS, IO
6.009%, VAR ICE LIBOR USD 1 Month+6.150%, 09/15/2047	1,670	283
FHLMC CMO, Ser 2017-4727, Cl SA, IO
6.059%, VAR ICE LIBOR USD 1 Month+6.200%, 11/15/2047	1,896	383

302	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-4954, Cl SL, IO
5.900%, VAR ICE LIBOR USD 1 Month+6.050%, 02/25/2050	$2,308	$412
FHLMC CMO, Ser 2020-4976, Cl MI, IO
4.500%, 05/25/2050	3,456	550
FHLMC CMO, Ser 2020-4981, Cl HS, IO
5.950%, VAR ICE LIBOR USD 1 Month+6.100%, 06/25/2050	4,879	915
FHLMC CMO, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/2050	2,765	443
FHLMC CMO, Ser 2020-5018, Cl EI, IO
4.000%, 10/25/2050	2,247	313
FNMA CMO, Ser 2011-131, Cl ST, IO
6.390%, VAR ICE LIBOR USD 1 Month+6.540%, 12/25/2041	817	180
FNMA CMO, Ser 2014-17, Cl SA, IO
5.900%, VAR ICE LIBOR USD 1 Month+6.050%, 04/25/2044	2,328	590
FNMA CMO, Ser 2014-78, Cl SE, IO
5.950%, VAR ICE LIBOR USD 1 Month+6.100%, 12/25/2044	1,429	283
FNMA CMO, Ser 2016-77, Cl DS, IO
5.850%, VAR ICE LIBOR USD 1 Month+6.000%, 10/25/2046	1,382	277
FNMA CMO, Ser 2017-62, Cl AS, IO
6.000%, VAR ICE LIBOR USD 1 Month+6.150%, 08/25/2047	1,752	327
FNMA CMO, Ser 2017-81, Cl SA, IO
6.050%, VAR ICE LIBOR USD 1 Month+6.200%, 10/25/2047	1,801	402
FNMA CMO, Ser 2020-26, Cl GS, IO
5.850%, VAR ICE LIBOR USD 1 Month+6.000%, 05/25/2050	2,384	418
FNMA CMO, Ser 2020-89, Cl KI, IO
4.000%,12/25/2050	5,435	853
GNMA CMO, Ser 2017-122, Cl SA, IO
6.054%, VAR ICE LIBOR USD 1 Month+6.200%, 08/20/2047	1,333	277
UMBS TBA
1.500%,12/14/2050	4,270	4,319

		11,885

Non-Agency Mortgage-Backed Obligations — 8.6%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	54	49
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	260	210
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	192	143

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	$120	$111
Ashford Hospitality Trust, Ser 2018-ASHF, Cl A
1.041%, VAR ICE LIBOR USD 1 Month+0.900%, 04/15/2035 (C)	758	725
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
1.141%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2035 (C)	1,000	952
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%, 03/10/2037 (C)(F)	395	352
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
1.141%, VAR ICE LIBOR USD 1 Month+1.000%, 11/15/2033 (C)	1,535	1,460
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
2.281%, VAR ICE LIBOR USD 1 Month+2.140%, 10/15/2037 (C)	710	709
Bellemeade Re, Ser 2018-3A, Cl M1B
2.000%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2028 (C)	311	311
Bellemeade Re, Ser 2019-1A, Cl M1B
1.900%, VAR ICE LIBOR USD 1 Month+1.750%, 03/25/2029 (C)	720	720
Bellemeade Re, Ser 2019-2A, Cl M1C
2.150%, VAR ICE LIBOR USD 1 Month+2.000%, 04/25/2029 (C)	516	511
Bellemeade Re, Ser 2019-3A, Cl M1B
1.750%, VAR ICE LIBOR USD 1 Month+1.600%, 07/25/2029 (C)	507	503
Bellemeade Re, Ser 2019-3A, Cl M1C
2.100%, VAR ICE LIBOR USD 1 Month+1.950%, 07/25/2029 (C)	366	357
Bellemeade Re, Ser 2019-4A, Cl M1B
2.150%, VAR ICE LIBOR USD 1 Month+2.000%, 10/25/2029 (C)	730	725
Bellemeade Re, Ser 2020-2A, Cl M1B
3.350%, VAR ICE LIBOR USD 1 Month+3.200%, 08/26/2030 (C)	380	384
Bellemeade Re, Ser 2020-3A, Cl M1B
3.000%, VAR ICE LIBOR USD 1 Month+2.850%, 10/25/2030 (C)	240	241
BHMS, Ser 2018-ATLS, Cl A
1.391%, VAR ICE LIBOR USD 1 Month+1.250%, 07/15/2035 (C)	762	738
Braemar Hotels & Resorts Trust, Ser 2018-PRME, Cl A
0.961%, VAR ICE LIBOR USD 1 Month+0.820%, 06/15/2035 (C)	750	720
BX Trust, Ser 2018-EXCL, Cl A
1.229%, VAR ICE LIBOR USD 1 Month+1.088%, 09/15/2037 (C)	862	797

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	303

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%,05/10/2058	$625	$676
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%,03/13/2035 (C)	285	300
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%,07/25/2037	88	63
Chase Mortgage Reference Notes, Ser 2019-CL1, Cl M3
2.250%, VAR ICE LIBOR USD 1 Month+2.100%, 04/25/2047 (C)	202	203
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%,05/25/2036	122	91
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%,09/25/2036	60	40
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.563%,04/10/2046 (C)(F)	250	240
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%,02/10/2048	779	836
Citigroup Commercial Mortgage Trust,Ser 2015-GC35, Cl A4
3.818%,11/10/2048	390	436
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%,02/10/2049	950	1,057
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl AS
3.789%,09/15/2050 (F)	392	443
CLNY Trust, Ser 2019-IKPR, Cl D
2.166%, VAR ICE LIBOR USD 1 Month+2.025%, 11/15/2038 (C)	750	682
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%,07/10/2046 (C)(F)	690	552
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%,10/10/2046	920	996
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%,04/12/2035 (C)	449	445
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%,02/10/2035 (C)	200	215
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%,08/10/2048	490	546
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%,02/10/2048	700	758
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
2.550%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/2031 (C)	287	285

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.450%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (C)	$202	$201
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
2.300%, VAR ICE LIBOR USD 1 Month+2.150%, 09/25/2031 (C)	105	104
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
2.250%, VAR ICE LIBOR USD 1 Month+2.100%, 06/25/2039 (C)	358	357
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
2.150%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2039 (C)	204	204
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
2.250%, VAR ICE LIBOR USD 1 Month+2.100%, 09/25/2039 (C)	474	472
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
2.250%, VAR ICE LIBOR USD 1 Month+2.100%, 10/25/2039 (C)	809	805
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%,06/15/2057	421	462
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%,08/15/2048	401	444
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%,11/15/2048	1,070	1,197
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
1.179%, VAR ICE LIBOR USD 1 Month+1.030%, 12/19/2030 (C)	798	782
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.530%, VAR ICE LIBOR USD 1 Month+0.380%, 12/25/2036	173	89
Eagle Re, Ser 2020-1, Cl M1A
1.050%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2030 (C)	820	817
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
1.850%, VAR ICE LIBOR USD 1 Month+1.700%, 01/25/2050 (C)	725	718
FHLMC STACR Remic Trust, Ser 2020-DNA5, Cl M2
2.888%, VAR SOFR30A+2.800%, 10/25/2050 (C)	710	714

304	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
2.200%, VAR ICE LIBOR USD 1 Month+2.050%, 07/25/2049 (C)	$56	$56
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
2.100%, VAR ICE LIBOR USD 1 Month+1.950%, 10/25/2049 (C)	609	605
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
2.300%, VAR ICE LIBOR USD 1 Month+2.150%, 11/25/2048 (C)	403	383
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
2.000%, VAR ICE LIBOR USD 1 Month+1.850%, 09/25/2049 (C)	348	342
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
2.650%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/2030	705	714
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2B
2.800%, VAR ICE LIBOR USD 1 Month+2.650%, 12/25/2029	630	619
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA3, Cl M2
2.500%, VAR ICE LIBOR USD 1 Month+2.350%, 04/25/2030	652	660
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%,07/25/2036	51	35
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.050%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	256	262
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
4.700%, VAR ICE LIBOR USD 1 Month+4.550%, 02/25/2025	78	79
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.450%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	482	491
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.150%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	106	107
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.150%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	303	308
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.150%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	278	285

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.150%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	$187	$192
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.850%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	101	108
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
4.600%, VAR ICE LIBOR USD 1 Month+4.450%, 01/25/2029	486	504
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
4.400%, VAR ICE LIBOR USD 1 Month+4.250%, 04/25/2029	192	201
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
4.500%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	485	503
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M2
3.700%, VAR ICE LIBOR USD 1 Month+3.550%, 07/25/2029	478	491
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M2C
3.800%, VAR ICE LIBOR USD 1 Month+3.650%, 09/25/2029	698	699
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
3.150%, VAR ICE LIBOR USD 1 Month+3.000%, 10/25/2029	411	415
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.555%,08/10/2044 (C)(F)	80	67
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%,04/10/2031 (C)(F)	1,485	1,471
GS Mortgage Securities Trust, Ser 2013-G1, Cl A1
2.059%,04/10/2031 (C)	63	64
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.155%,01/10/2047 (C)(F)	431	122
GS Mortgage Securities Trust, Ser 2014-GC22, Cl A5
3.862%,06/10/2047	767	835
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%,03/10/2051 (F)	1,400	1,623

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	305

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2019-BOCA, Cl A
1.341%, VAR ICE LIBOR USD 1 Month+1.200%, 06/15/2038 (C)	$1,039	$1,024
GS Mortgage Securities Trust, Ser 2019-SMP, Cl A
1.291%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2032 (C)	860	841
HFX, Ser 2017-1A, Cl A3
3.647%,03/15/2035	800	858
Home Re, Ser 2020-1, Cl M1B
3.400%, VAR ICE LIBOR USD 1 Month+3.250%, 10/25/2030 (C)	585	590
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1 1
0.650%, VAR ICE LIBOR USD Month+0.500%, 03/25/2035	43	39
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%,08/15/2047	955	1,044
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.983%,09/15/2047 (F)	16,160	419
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%,07/15/2048	485	544
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%,08/15/2048	845	945
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl XA, IO
1.203%,09/15/2050 (F)	6,836	343
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl AS
3.424%,10/15/2045 (C)	1,200	1,236
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%,07/15/2047	900	981
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl EFL
1.991%, VAR ICE LIBOR USD 1 Month+1.850%, 01/16/2037 (C)	99	91
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%,09/15/2039 (F)	143	83
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%,03/10/2049 (C)	572	582
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%,06/15/2047	950	1,033
Morgan Stanley Capital I Trust, Ser 2011-C1,Cl D
5.795%,09/15/2047 (C)(F)	110	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.091%, VAR ICE LIBOR USD 1 Month+1.950%, 11/15/2026 (C)	$114	$96
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%,12/15/2049	755	842
Mortgage Insurance-Linked Notes, Ser 2019- 1, Cl M1
2.050%, VAR ICE LIBOR USD 1 Month+1.900%, 11/26/2029 (C)	603	600
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl A
0.924%, VAR ICE LIBOR USD 1 Month+0.784%, 07/15/2033 (C)	480	474
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
1.641%, VAR ICE LIBOR USD 1 Month+1.500%, 07/15/2036 (C)	346	344
Oaktown Re V, Ser 2020-2A, Cl M1B
3.750%, VAR ICE LIBOR USD 1 Month+3.600%, 10/25/2030 (C)	1,071	1,080
PMT Credit Risk Transfer Trust, Ser 2019-1R,Cl A
2.147%, VAR ICE LIBOR USD 1 Month+2.000%, 03/27/2024 (C)	215	196
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
2.897%, VAR ICE LIBOR USD 1 Month+2.750%, 05/27/2023 (C)	391	377
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
2.847%, VAR ICE LIBOR USD 1 Month+2.700%, 10/27/2022 (C)	139	134
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
2.497%, VAR ICE LIBOR USD 1 Month+2.350%, 02/27/2023 (C)	437	423
Radnor Re, Ser 2019-1, Cl M1B
2.100%, VAR ICE LIBOR USD 1 Month+1.950%, 02/25/2029 (C)	404	405
Radnor Re, Ser 2019-2, Cl M1B
1.900%, VAR ICE LIBOR USD 1 Month+1.750%, 06/25/2029 (C)	530	528
Radnor Re, Ser 2020-1, Cl M1A
1.100%, VAR ICE LIBOR USD 1 Month+0.950%, 02/25/2030 (C)	311	310
Radnor Re, Ser 2020-2, Cl M1C
4.750%, VAR ICE LIBOR USD 1 Month+4.600%, 10/25/2030 (C)	426	433

306	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Starwood Retail Property Trust, Ser 2014- STAR, Cl A
1.611%, VAR ICE LIBOR USD 1 Month+1.470%, 11/15/2027 (C)	$1,081	$783
Traingle Re, Ser 2020-1, Cl M1B
4.050%, VAR ICE LIBOR USD 1 Month+3.900%, 10/25/2030 (C)	1,231	1,240
UBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%,11/15/2050 (F)	1,070	1,214
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%,05/15/2051	1,000	1,170
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%,02/15/2051	855	984
UBS Commercial Mortgage Trust, Ser 2018-C9, Cl A4
4.117%,03/15/2051 (F)	1,500	1,732
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%,12/10/2045	194	201
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.611%,09/15/2048 (F)	527	456
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl C
4.564%,12/15/2059 (F)	370	363
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.459%,11/15/2049 (F)	620	606
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%,03/15/2051 (F)	750	876
Wells Fargo Commercial Mortgage Trust, Ser 2018-C48, Cl A5
4.302%,01/15/2052	103	122
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.650%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (C)	74	59
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.400%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (C)	246	194

		66,194

Total Mortgage-Backed Securities (Cost $76,673) ($ Thousands)		78,079

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS ^ — 6.8%
FFCB
0.505%, VAR US Treasury 3 Month Bill Money Market Yield+0.420%, 11/07/2022	$1,200	$1,208
0.460%, VAR United States Secured Overnight Financing Rate+0.380%, 05/08/2023	7,400	7,451
0.390%, VAR United States Secured Overnight Financing Rate+0.310%, 11/07/2022	2,500	2,511
0.355%, VAR US Treasury 3 Month Bill Money Market Yield+0.270%, 05/16/2022	3,000	3,008
0.340%, 12/02/2022	400	400
0.215%, VAR United States Secured Overnight Financing Rate+0.135%, 11/06/2023	2,000	1,999
0.170%, VAR United States Secured Overnight Financing Rate+0.090%, 09/23/2022	500	500
FHLB DN
0.110%, 03/03/2021 (A)	2,000	2,000
FHLMC
0.600%, 07/29/2024	1,000	1,001
0.450%, 05/26/2023	1,000	1,001
0.450%, 07/28/2023	2,000	2,000
0.375%, 05/05/2023	1,000	1,005
0.375%, 07/21/2025	1,400	1,396
0.350%, 01/27/2023	1,200	1,201
FHLMC MTN
0.270%, VAR United States Secured Overnight Financing Rate+0.190%, 06/02/2022	1,000	1,002
0.230%, VAR United States Secured Overnight Financing Rate+0.150%, 03/04/2022	2,000	2,002
0.225%, VAR United States Secured Overnight Financing Rate+0.145%, 12/09/2021	1,500	1,502
0.210%, VAR United States Secured Overnight Financing Rate+0.130%, 08/05/2022	2,500	2,502

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	307

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
0.625%, 04/22/2025	$1,300	$1,315
0.500%, 06/17/2025	1,500	1,505
0.470%, VAR United States Secured Overnight Financing Rate+0.390%, 04/15/2022	2,100	2,110
0.440%, VAR United States Secured Overnight Financing Rate+0.360%, 01/20/2022	2,300	2,309
0.430%, VAR United States Secured Overnight Financing Rate+0.350%, 04/07/2022	3,800	3,815
0.400%, VAR United States Secured Overnight Financing Rate+0.320%, 10/22/2021	1,800	1,804
0.380%, VAR United States Secured Overnight Financing Rate+0.300%, 01/27/2022	1,700	1,705
0.250%, 05/22/2023	1,500	1,501
0.250%, 07/10/2023	1,100	1,100
0.250%, 11/27/2023	100	100
0.190%, VAR United States Secured Overnight Financing Rate+0.110%, 03/04/2022	1,000	1,001

Total U.S. Government Agency Obligations (Cost $51,799) ($ Thousands)		51,954

ASSET-BACKED SECURITIES — 2.2%

Automotive — 0.8%
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (C)	438	441
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (C)	1,000	1,052
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-2A, Cl A
4.000%, 03/20/2025 (C)	1,100	1,181
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl B
2.580%, 08/15/2023 (C)	1,000	1,007
First Investors Auto Owner Trust, Ser 2020-1A, Cl A
1.490%, 01/15/2025 (C)	433	437
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (C)	365	373
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (C)	375	382
Flagship Credit Auto Trust, Ser 2018-3, Cl B
3.590%, 12/16/2024 (C)	705	718

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	$96	$97
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	196	196
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	315	315
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (C)	247	248
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (C)	155	155

		6,602

Credit Cards — 0.4%
World Financial Network Credit Card Master Trust, Ser 2018-A, Cl A
3.070%, 12/16/2024	1,435	1,443
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025	715	723
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026	830	855

		3,021

Other Asset-Backed Securities — 1.0%
Affirm Asset Securitization Trust, Ser 2020-A, Cl A
2.100%, 02/18/2025 (C)	531	534
Dryden 77 CLO, Ser 2020-77A, Cl A
2.224%, VAR ICE LIBOR USD 3 Month+2.000%, 05/20/2031 (C)	500	501
Dryden 78 CLO, Ser 2020-78A, Cl C
2.168%, VAR ICE LIBOR USD 3 Month+1.950%, 04/17/2033 (C)	660	644
Dryden 78 CLO, Ser 2020-78A, Cl D
3.218%, VAR ICE LIBOR USD 3 Month+3.000%, 04/17/2033 (C)	340	330
Elevation CLO, Ser 2020-11A, Cl C
2.437%, VAR ICE LIBOR USD 3 Month+2.200%, 04/15/2033 (C)	580	566
Goldentree Loan Management US CLO 7, Ser 2020-7A, Cl A
2.118%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (C)	733	736
Hardee’s Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048 (C)	379	413
Hardee’s Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050 (C)	266	267
Kayne CLO 7, Ser 2020-7A, Cl C
2.218%, VAR ICE LIBOR USD 3 Month+2.000%, 04/17/2033 (C)	300	294

308	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Magnetite XXVI, Ser 2020-26A, Cl A
1.987%, VAR ICE LIBOR USD 3 Month+1.750%, 07/15/2030 (C)	$988	$990
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (C)	50	51
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (C)	116	117
OCP CLO, Ser 2020-18A, Cl A
2.018%, VAR ICE LIBOR USD 3 Month+1.800%, 04/20/2030 (C)	727	728
Prosper Marketplace Issuance Trust, Ser 2019-3A, Cl A
3.190%, 07/15/2025 (C)	82	82
SoFi Consumer Loan Program LLC, Ser 2017-2, Cl A
3.280%, 02/25/2026 (C)	4	3
SoFi Consumer Loan Program LLC, Ser 2017-5, Cl A2
2.780%, 09/25/2026 (C)	205	206
SoFi Consumer Loan Program LLC, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (C)	203	204
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A2
3.670%, 08/25/2027 (C)	181	182
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (C)	456	458
Voya CLO, Ser 2019-1A, Cl DR
3.087%, VAR ICE LIBOR USD 3 Month+2.850%, 04/15/2031 (C)	265	248

		7,554

Total Asset-Backed Securities (Cost $17,006) ($ Thousands)		17,177

SOVEREIGN DEBT — 2.2%
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050 (C)	412	511
2.500%, 04/16/2025 (C)	468	499
1.700%, 03/02/2031 (C)	581	582
Canadian Government Real Return Bond
0.500%, 12/01/2050	CAD 3,229	3,138
Colombia Government International Bond
3.125%, 04/15/2031	$213	224
Dominican Republic International Bond
4.875%, 09/23/2032 (C)	871	932
Egypt Government International Bond MTN
6.125%, 01/31/2022 (C)	251	261
Israel Government International Bond
3.875%, 07/03/2050	495	591

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Japanese Government CPI Linked Bond
0.100%, 03/10/2027	JPY 415,330	$3,985
Malaysia Government International Bond
3.882%, 03/10/2022	MYR 5,183	1,308
Mexico Government International Bond
3.900%, 04/27/2025	$550	609
Qatar Government International Bond
3.400%, 04/16/2025 (C)	294	323
Saudi Government International Bond MTN
2.900%, 10/22/2025 (C)	539	579
South Africa Government International Bond
8.000%, 01/31/2030	ZAR 55,312	3,354
Uruguay Government International Bond
4.375%, 01/23/2031	$180	217

Total Sovereign Debt (Cost $15,722) ($ Thousands)		17,113

MUNICIPAL BONDS — 0.2%

California — 0.1%
California State, Build America Bonds, GO
5.700%, 11/01/2021	620	650

New York — 0.0%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	490	496

West Virginia — 0.1%
Tobacco Settlement Finance Authority, RB Callable 12/01/2030 @ 100
3.000%, 06/01/2035	580	582

Total Municipal Bonds (Cost $1,719) ($ Thousands)		1,728

	Number of Warrants

WARRANTS — 0.0%
Occidental Petroleum Corp, Expires 08/06/2027 Strike Price $22 *	6,339	33

Total Warrants (Cost $—) ($ Thousands)		33

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	309

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
Bristol-Myers Squibb Co *‡‡	8,919	$10

Total Rights
(Cost $19) ($ Thousands)		10

Total Investments in Securities — 129.5%
(Cost $931,622) ($ Thousands)		$996,297

	Shares

COMMON STOCK SOLD SHORT— (14.0)%

Communication Services — (0.7)%
Altice USA Inc, Cl A *	(3,500)	(119)
Cable One Inc	(100)	(198)
Cardlytics Inc*	(600)	(71)
Charter Communications Inc, Cl A *	(2,086)	(1,360)
Comcast Corp, Cl A	(51,511)	(2,588)
DISH Network Corp, Cl A *	(1,952)	(70)
EverQuote Inc, Cl A *	(700)	(26)
Interpublic Group of Cos Inc/The	(2,635)	(59)
Liberty Broadband Corp, Cl A *	(442)	(69)
Liberty Broadband Corp, Cl C *	(1,225)	(193)
New York Times Co/The, Cl A	(2,400)	(103)
News Corp	(732)	(13)
News Corp, Cl A	(5,500)	(97)
Nexstar Media Group Inc, Cl A	(146)	(15)
Omnicom Group Inc	(759)	(48)
Shutterstock Inc	(500)	(34)
Sirius XM Holdings Inc	(14,000)	(91)
Stamps.com Inc*	(400)	(75)
TechTarget Inc*	(1,366)	(72)
ViacomCBS Inc, Cl B	(5,880)	(208)

		(5,509)

Consumer Discretionary — (9.2)%
1-800-Flowers.com Inc, Cl A *	(900)	(21)
Acushnet Holdings Corp	(600)	(23)
Adient PLC *	(6,029)	(189)
Adtalem Global Education Inc*	(253)	(7)
Advance Auto Parts Inc	(471)	(70)
Amazon.com Inc*	(1,724)	(5,462)
American Axle & Manufacturing Holdings
Inc*	(6,843)	(54)
Aptiv PLC	(11,811)	(1,402)
Aramark	(4,658)	(163)
Aspen Group Inc/CO *	(4,615)	(56)
At Home Group Inc*	(1,900)	(36)
AutoZone Inc*	(139)	(158)
Best Buy Co Inc	(2,211)	(241)
Bloomin’ Brands Inc	(3,500)	(61)
Booking Holdings Inc*	(376)	(763)
BorgWarner Inc	(12,290)	(477)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Boyd Gaming Corp	(2,019)	$(78)
Bright Horizons Family Solutions Inc*	(1,610)	(274)
Brinker International Inc	(859)	(43)
Brunswick Corp/DE	(3,409)	(254)
Burlington Stores Inc*	(637)	(139)
Caesars Entertainment *	(4,001)	(273)
Callaway Golf Co	(4,967)	(106)
Camping World Holdings Inc, Cl A	(1,300)	(40)
Capri Holdings Ltd *	(4,862)	(172)
CarMax Inc*	(1,556)	(145)
Carnival Corp, Cl A	(11,789)	(236)
CarParts.com Inc*	(2,229)	(34)
Carter’s Inc	(678)	(60)
Carvana Co, Cl A *	(488)	(122)
Cavco Industries Inc*	(44)	(8)
Century Communities Inc*	(2,059)	(92)
Chegg Inc*	(4,500)	(351)
Chipotle Mexican Grill Inc, Cl A *	(709)	(914)
Choice Hotels International Inc	(902)	(90)
Churchill Downs Inc	(1,154)	(208)
Cooper Tire & Rubber Co	(5,592)	(222)
Cooper-Standard Holdings Inc*	(900)	(31)
Crocs Inc*	(3,186)	(188)
Dana Inc	(10,039)	(169)
Darden Restaurants Inc	(3,398)	(367)
Deckers Outdoor Corp *	(1,176)	(299)
Dollar General Corp	(2,181)	(477)
Dollar Tree Inc*	(1,573)	(172)
Domino’s Pizza Inc	(1,143)	(449)
Dorman Products Inc*	(2,948)	(272)
DR Horton Inc	(13,068)	(974)
Dunkin’ Brands Group Inc	(2,059)	(219)
eBay Inc	(6,496)	(328)
Envela*	(4,403)	(20)
Etsy Inc*	(1,300)	(209)
Expedia Group Inc	(1,026)	(128)
Five Below Inc*	(200)	(31)
Floor & Decor Holdings Inc, Cl A *	(1,100)	(88)
Ford Motor Co	(153,078)	(1,390)
Fox Factory Holding Corp *	(1,278)	(112)
frontdoor Inc*	(100)	(5)
Gap Inc/The	(1,900)	(40)
Garmin Ltd	(5,652)	(660)
General Motors Co	(49,183)	(2,156)
Gentex Corp	(18,269)	(596)
Gentherm Inc*	(3,154)	(179)
Genuine Parts Co	(2,442)	(240)
Goodyear Tire & Rubber Co/The	(17,339)	(181)
GoPro Inc, Cl A *	(8,151)	(57)
Grand Canyon Education Inc*	(455)	(38)
Grubhub Inc*	(968)	(68)
H&R Block Inc	(803)	(15)

310	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Hanesbrands Inc	(11,702)	$(166)
Harley-Davidson Inc	(5,684)	(229)
Hasbro Inc	(3,985)	(371)
Helen of Troy Ltd *	(1,024)	(207)
Hilton Grand Vacations Inc *	(1,700)	(47)
Hilton Worldwide Holdings Inc	(7,632)	(791)
Home Depot Inc/The	(8,179)	(2,269)
Installed Building Products Inc *	(1,322)	(131)
iRobot Corp *	(953)	(75)
Jack in the Box Inc	(587)	(54)
Johnson Outdoors Inc, Cl A	(195)	(16)
K12 Inc *	(1,600)	(37)
KB Home	(4,265)	(150)
Kontoor Brands Inc	(1,600)	(67)
L Brands Inc	(2,033)	(79)
Las Vegas Sands Corp	(9,420)	(525)
Laureate Education Inc, Cl A *	(900)	(13)
La-Z-Boy Inc, Cl Z	(359)	(13)
LCI Industries	(2,113)	(266)
Lear Corp	(4,255)	(608)
Leggett & Platt Inc	(4,644)	(200)
Lennar Corp, Cl A	(10,654)	(808)
Lennar Corp, Cl B	(601)	(36)
LGI Homes Inc *	(1,028)	(111)
Lifetime Brands Inc	(2,206)	(30)
Lithia Motors Inc, Cl A	(200)	(58)
LKQ Corp *	(6,052)	(213)
Lowe’s Cos Inc	(6,088)	(949)
Lululemon Athletica Inc *	(4,127)	(1,528)
M/I Homes Inc *	(1,562)	(71)
Magnite Inc *	(4,000)	(76)
Malibu Boats Inc, Cl A *	(1,000)	(57)
Marriott International Inc/MD, Cl A	(7,156)	(908)
Marriott Vacations Worldwide Corp	(989)	(126)
Mattel Inc *	(10,187)	(158)
McDonald’s Corp	(19,350)	(4,207)
MDC Holdings Inc	(2,287)	(110)
Meritage Homes Corp *	(1,797)	(162)
MGM Resorts International	(14,889)	(421)
Mohawk Industries Inc *	(1,677)	(211)
Motorcar Parts of America Inc *	(6,471)	(130)
Nautilus Inc *	(2,300)	(49)
Newell Brands Inc	(15,510)	(330)
NIKE Inc, Cl B	(42,429)	(5,715)
Norwegian Cruise Line Holdings Ltd *	(7,453)	(170)
NVR Inc *	(122)	(488)
Ollie’s Bargain Outlet Holdings Inc *	(478)	(42)
O’Reilly Automotive Inc *	(536)	(237)
Overstock.com Inc *	(600)	(40)
Papa John’s International Inc	(1,462)	(117)
Peloton Interactive Inc, Cl A *	(4,239)	(493)
Penn National Gaming Inc *	(4,131)	(289)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Perdoceo Education Corp *	(634)	$(7)
Planet Fitness Inc, Cl A *	(2,401)	(175)
Polaris Inc	(2,214)	(213)
Pool Corp	(350)	(121)
PulteGroup Inc	(10,642)	(464)
Purple Innovation Inc, Cl A *	(2,500)	(75)
PVH Corp	(2,144)	(170)
Qurate Retail Inc	(1,600)	(17)
Ralph Lauren Corp, Cl A	(1,273)	(109)
RH *	(200)	(91)
Ross Stores Inc	(2,428)	(261)
Royal Caribbean Cruises Ltd	(4,694)	(370)
Scientific Games Corp, Cl A *	(3,138)	(117)
Service Corp International/US	(4,924)	(239)
Shake Shack Inc, Cl A *	(800)	(65)
Six Flags Entertainment Corp	(594)	(18)
Skechers USA Inc, Cl A *	(4,367)	(146)
Skyline Champion Corp *	(2,050)	(63)
Smith & Wesson Brands Inc	(2,001)	(32)
Sonos Inc *	(4,804)	(107)
Standard Motor Products Inc	(3,705)	(171)
Starbucks Corp	(29,537)	(2,895)
Stitch Fix Inc, Cl A *	(390)	(16)
Stoneridge Inc *	(1,370)	(37)
Strategic Education Inc	(289)	(27)
Tapestry Inc	(9,886)	(280)
Target Corp	(4,435)	(796)
Taylor Morrison Home Corp, Cl A *	(5,059)	(128)
Tempur Sealy International Inc *	(8,356)	(210)
Tenneco Inc, Cl A *	(8,974)	(96)
Terminix Global Holdings	(2,596)	(127)
Tesla Inc *	(13,510)	(7,668)
Texas Roadhouse Inc, Cl A	(1,072)	(81)
Thor Industries Inc	(3,533)	(341)
Tiffany & Co	(1,030)	(135)
TJX Cos Inc/The	(9,317)	(592)
Toll Brothers Inc	(4,558)	(216)
TopBuild Corp *	(1,618)	(282)
Tractor Supply Co	(683)	(96)
TRI Pointe Group Inc*	(5,980)	(105)
Tupperware Brands Corp	(3,000)	(101)
Turtle Beach Corp *	(2,100)	(39)
Ulta Beauty Inc *	(374)	(103)
Under Armour Inc, Cl A *	(6,175)	(102)
Under Armour Inc, Cl C *	(5,941)	(86)
Vail Resorts Inc	(948)	(261)
VF Corp	(10,523)	(878)
Vista Outdoor Inc *	(4,460)	(92)
Visteon Corp *	(3,229)	(390)
Waitr Holdings Inc*	(8,900)	(30)
Wayfair Inc, Cl A *	(624)	(159)
Wendy’s Co/The	(3,972)	(87)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	311

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Whirlpool Corp	(2,245)	$(437)
Williams-Sonoma Inc	(1,271)	(139)
Wingstop Inc	(900)	(115)
Winnebago Industries Inc	(2,997)	(159)
Wolverine World Wide Inc	(1,854)	(53)
Workhorse Group Inc *	(7,300)	(185)
WW International Inc *	(1,300)	(38)
Wyndham Destinations Inc	(2,152)	(90)
Wyndham Hotels & Resorts Inc	(2,805)	(161)
Wynn Resorts Ltd	(2,329)	(234)
XPEL Inc *	(4,982)	(189)
YETI Holdings Inc *	(3,431)	(217)
Yum China Holdings Inc	(9,296)	(524)
Yum! Brands Inc	(7,896)	(835)

		(70,719)

Energy — (0.0)%
Murphy USA Inc	(100)	(13)

Financials — (0.0)%
Sturm Ruger & Co Inc	(301)	(17)

Information Technology — (2.4)%
Advanced Micro Devices Inc*	(6,054)	(561)
Amphenol Corp, Cl A	(2,252)	(295)
Analog Devices Inc	(1,215)	(169)
Apple Inc	(48,224)	(5,741)
Applied Materials Inc	(5,005)	(413)
Arista Networks Inc *	(556)	(151)
Arrow Electronics Inc *	(898)	(82)
Avid Technology Inc *	(1,600)	(19)
Broadcom Inc	(1,847)	(742)
Calix Inc *	(2,900)	(69)
CDW Corp/DE	(1,302)	(170)
Ciena Corp *	(1,000)	(45)
Cisco Systems Inc	(21,918)	(943)
Cognex Corp	(1,000)	(75)
Corning Inc	(5,111)	(191)
CyberOptics Corp *	(1,220)	(33)
Dell Technologies Inc, Cl C *	(1,466)	(101)
Enphase Energy Inc *	(671)	(92)
Entegris Inc	(500)	(46)
ePlus Inc *	(100)	(8)
F5 Networks Inc *	(403)	(66)
Fabrinet *	(510)	(35)
Hewlett Packard Enterprise Co	(10,145)	(112)
HP Inc	(10,543)	(231)
II-VI Inc *	(1,618)	(109)
Infinera Corp *	(6,900)	(58)
Inphi Corp *	(300)	(47)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Intel Corp	(19,528)	$(944)
Intellicheck *	(5,222)	(51)
Jabil Inc	(1,478)	(57)
Juniper Networks Inc	(566)	(12)
Keysight Technologies Inc *	(1,447)	(174)
KLA Corp	(778)	(196)
Lam Research Corp	(998)	(452)
Lumentum Holdings Inc *	(600)	(52)
Marvell Technology Group Ltd	(3,364)	(156)
Microchip Technology Inc	(1,053)	(142)
Micron Technology Inc *	(6,493)	(416)
MKS Instruments Inc	(424)	(59)
Monolithic Power Systems Inc	(378)	(121)
Motorola Solutions Inc	(1,103)	(189)
NetApp Inc	(2,167)	(116)
Novanta Inc *	(100)	(12)
NVIDIA Corp	(2,924)	(1,567)
ON Semiconductor Corp *	(577)	(17)
PAR Technology Corp *	(2,206)	(119)
PC Connection Inc	(100)	(5)
Pure Storage Inc, Cl A *	(3,412)	(62)
Qorvo Inc *	(439)	(69)
QUALCOMM Inc	(6,105)	(898)
Quantum *	(10,300)	(59)
Ribbon Communications Inc *	(5,812)	(40)
Skyworks Solutions Inc	(1,057)	(149)
SolarEdge Technologies Inc *	(393)	(109)
Super Micro Computer Inc *	(3,448)	(97)
SYNNEX Corp	(500)	(80)
Teradyne Inc	(1,471)	(162)
Texas Instruments Inc	(4,945)	(797)
Trimble Inc *	(976)	(58)
Ubiquiti Inc	(339)	(84)
Universal Display Corp	(146)	(33)
Western Digital Corp	(2,383)	(107)
Xerox Holdings Corp	(1,001)	(22)
Xilinx Inc	(904)	(132)
Zebra Technologies Corp, Cl A *	(539)	(204)

		(18,623)

Materials — (1.7)%
Air Products and Chemicals Inc	(3,844)	(1,077)
Albemarle Corp	(2,060)	(280)
Alcoa Corp *	(3,400)	(68)
Amcor PLC	(21,232)	(241)
Avery Dennison Corp	(1,232)	(184)
Axalta Coating Systems Ltd *	(773)	(22)
Ball Corp	(4,274)	(410)
Berry Global Group Inc *	(2,098)	(111)
Celanese Corp, Cl A	(971)	(126)
CF Industries Holdings Inc	(559)	(21)
Chemours Co/The	(3,800)	(92)

312	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Cleveland-Cliffs Inc	(9,900)	$(109)
Commercial Metals Co	(1,269)	(25)
Corteva Inc	(11,853)	(454)
Crown Holdings Inc *	(1,737)	(164)
Dow Inc	(10,230)	(542)
DuPont de Nemours Inc	(9,617)	(610)
Eastman Chemical Co	(1,470)	(143)
Ecolab Inc	(3,910)	(869)
Element Solutions Inc	(800)	(11)
FMC Corp	(2,067)	(240)
Freeport-McMoRan Inc, Cl B	(21,827)	(511)
Graphic Packaging Holding Co	(2,440)	(37)
Hecla Mining Co	(12,005)	(57)
Huntsman Corp	(1,269)	(31)
International Flavors & Fragrances Inc	(1,618)	(181)
International Paper Co	(5,764)	(285)
Linde PLC	(8,239)	(2,113)
Louisiana-Pacific Corp	(1,074)	(37)
LyondellBasell Industries NV, Cl A	(1,541)	(131)
Martin Marietta Materials Inc	(537)	(143)
Mosaic Co/The	(2,561)	(56)
Newmont Corp	(11,038)	(649)
Nucor Corp	(3,367)	(181)
Packaging Corp of America	(1,698)	(221)
PPG Industries Inc	(3,410)	(501)
Reliance Steel & Aluminum Co	(281)	(33)
RPM International Inc	(2,164)	(190)
Scotts Miracle-Gro Co/The, Cl A	(900)	(158)
Sealed Air Corp	(148)	(7)
Sherwin-Williams Co/The	(1,252)	(936)
Sonoco Products Co	(488)	(28)
Southern Copper Corp	(1,025)	(61)
Steel Dynamics Inc	(2,646)	(96)
United States Steel Corp	(900)	(13)
Vulcan Materials Co	(1,235)	(173)
Westrock Co	(4,294)	(181)

		(12,809)

Total Common Stock Sold Short
(Proceeds $84,278) ($ Thousands)		(107,690)

PREFERRED STOCK SOLD SHORT— (0.0)%

Consumer Discretionary — (0.0)%
Qurate Retail Inc	(48)	(5)

Industrials — (0.0)%
WESCO International, 10.625%	(64)	(2)

Description		Market Value ($ Thousands)

PREFERRED STOCK SOLD SHORT (continued)

Total Preferred Stock Sold Short
(Proceeds $5) ($ Thousands)		$(7)

Total Investments Sold Short — (14.0)%
(Proceeds $84,283) ($ Thousands)		$(107,697)

	Contracts

PURCHASED OPTIONS* — 0.2%
Total Purchased Options (I)
(Cost $1,005) ($ Thousands)	356	1,211

WRITTEN OPTIONS* — (0.0)%

Total Written Options (I)
(Premiums Received $352) ($ Thousands)	(183)	(300)

WRITTEN SWAPTION* — (0.0)%
Total Written Swaption (J)
(Premiums Received $478) ($ Thousands)	(21,400,000)	(15)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	313

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at November 30, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS *^ — 0.0%

Put Options
March 2021, WTI Crude Oil	60	$67	$25.00	2/20/2021	$9

Call Options
January 2021, Natural Gas	81	223	3.60	12/19/2020	33
July 2021, Corn	75	260	320.00	6/19/2021	416
March 2021, LME Lead	90	117	1,950.00	3/20/2021	373
March 2021, Soybean	50	338	1,020.00	2/20/2021	380

		938			1,202

Total Purchased Options		1,005			1,211

WRITTEN OPTIONS *^ — 0.0%

Put Options
March 2021, Natural Gas	(47)	(173)	2.85	02/20/21	(162)
March 2021, WTI Crude Oil	(60)	(35)	20.00	02/20/21	(6)

		(208)			(168)

Call Options
January 2021, Natural Gas	(3)	(7)	4.00	12/19/20	(1)
July 2021, WTI Crude Oil	(30)	(98)	49.00	06/19/21	(105)
June 2021, Crude Oil	(18)	(26)	60.00	04/17/21	(16)
March 2021, Soybean	(25)	(13)	1,340.00	02/20/21	(10)

		(144)			(132)

Total Written Options		$(352)			$(300)

† Represents cost.

A list of open OTC swaption contracts held by the Fund at November 30, 2020, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN SWAPTION — (0.0)%

Put Swaption
CDX.NA.5Y*	Bank of America	(21,400,000)	$0.01	12/19/2020	$(15)

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brent Crude^	217	Feb-2021	$9,249	$10,405	$1,156
Brent Crude^	(76)	May-2021	(3,234)	(3,659)	(425)
Canadian 10-Year Bond	(92)	Mar-2021	(10,498)	(10,567)	(26)

314	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Coffee C^	(27)	Mar-2021	$(1,246)	$(1,248)	$(2)
Coffee C^	43	Mar-2021	1,794	1,988	194
Copper^	179	Apr-2021	13,927	15,385	1,458
Corn^	2	Sep-2021	41	41	–
Corn^	67	Mar-2021	1,434	1,427	(7)
Cotton No. 2^	(56)	Mar-2021	(1,987)	(2,020)	(33)
Cotton No. 2^	32	Mar-2021	1,137	1,155	18
Euro-Buxl	(34)	Dec-2020	(8,991)	(9,213)	(116)
Feeder Cattle^	11	Jan-2021	766	776	10
Gasoline^	23	Jan-2021	1,126	1,199	73
Gasoline^	(17)	Mar-2021	(847)	(907)	(60)
Gasoline^	(27)	Jan-2021	(1,314)	(1,408)	(94)
Gold^	71	Feb-2021	13,239	12,645	(594)
Gold^	49	May-2021	9,199	8,746	(453)
Heating Oil^	19	Jan-2021	1,055	1,094	39
Japanese 10-Year Government Bond E-MINI	(25)	Dec-2020	(3,565)	(3,644)	(10)
KC HRW Wheat^	39	Mar-2021	1,095	1,067	(28)
KC HRW Wheat^	(22)	Mar-2021	(618)	(602)	16
Lean Hogs^	38	Feb-2021	1,016	1,042	26
Lean Hogs^	10	Apr-2021	297	286	(11)
Lean Hogs^	(95)	Feb-2021	(2,530)	(2,606)	(76)
Live Cattle^	(26)	Mar-2021	(1,176)	(1,174)	2
Live Cattle^	54	Mar-2021	2,482	2,438	(44)
LME Lead^	9	Jun-2021	456	469	13
LME Lead^	21	Jan-2021	1,000	1,086	86
LME Nickel^	25	Jan-2021	2,245	2,402	157
LME Nickel^	(8)	Mar-2021	(766)	(770)	(4)
LME Primary Aluminum^	85	Jun-2021	4,120	4,356	236
LME Primary Aluminum^	20	Jan-2021	915	1,022	107
LME Zinc^	10	Jan-2021	606	696	90
LME Zinc^	47	Mar-2021	3,114	3,283	169
Long Gilt 10-Year Bond	(105)	Apr-2021	(18,849)	(18,811)	(4)
Low Sulphur Gasoil^	32	Jan-2021	1,120	1,248	128
Low Sulphur Gasoil^	(21)	Jan-2021	(764)	(819)	(55)
MSCI EAFE Index	(120)	Dec-2020	(11,574)	(12,198)	(624)
Natural Gas^	113	Feb-2022	3,375	3,284	(91)
Natural Gas^	442	Jan-2021	13,530	12,739	(791)
Natural Gas^	(113)	Apr-2022	(2,916)	(2,843)	73
NY Harbor ULSD^	52	Jan-2021	2,984	2,995	11
NYMEX Cocoa^	(4)	Mar-2021	(101)	(109)	(8)
Platinum^	1	Jan-2021	48	48	–
Red Wheat^	26	Mar-2021	743	719	(24)
S&P 500 Index E-MINI	(131)	Dec-2020	(22,277)	(23,732)	(1,455)
Silver^	34	Apr-2021	4,179	3,841	(338)
Soybean^	33	May-2021	1,591	1,927	336
Soybean^	30	Nov-2021	1,557	1,563	6
Soybean^	92	Jan-2021	5,072	5,375	303
Soybean Meal^	33	Mar-2021	1,092	1,284	192
Soybean Meal^	119	Jan-2021	4,262	4,647	385
Soybean Oil^	46	Dec-2021	948	965	17
Soybean Oil^	96	Mar-2021	1,935	2,147	212
Soybean Oil^	106	Jan-2021	2,124	2,384	260
Sugar No. 11^	165	Mar-2021	2,442	2,682	240
U.S. 2-Year Treasury Notes	33	Apr-2021	7,285	7,288	3
U.S. 5-Year Treasury Notes	(177)	Apr-2021	(22,280)	(22,307)	(27)
U.S. 10-Year Treasury Notes	(145)	Mar-2021	(19,999)	(20,035)	(36)
U.S. Ultra Long Treasury Bond	(31)	Mar-2021	(6,749)	(6,697)	52

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	315

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notonal Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Ultra 10-Year U.S. Treasury Notes	(40)	Mar-2021	$(6,289)	$(6,285)	$4
Wheat^	(32)	Mar-2021	(959)	(936)	23
Wheat^	73	Mar-2021	2,200	2,135	(65)
WTI Crude Oil^	(170)	Dec-2020	(7,060)	(7,708)	(648)
WTI Crude Oil^	(95)	Feb-2021	(3,822)	(4,337)	(515)
WTI Crude Oil^	223	May-2021	9,456	10,207	751
WTI Crude Oil^	98	Dec-2020	4,010	4,443	433

			$(20,145)	$(19,706)	$615

A list of the open forward foreign currency contracts held by the Fund at November 30, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	12/10/20	USD	3,292	CAD	4,328	$48
Bank of America	12/10/20	CAD	3,888	USD	2,959	(42)
Bank of America	12/22/20	USD	4,327	NZD	6,322	116
Bank of America	01/12/21	AUD	4,329	USD	3,098	(93)
Barclays PLC	12/11/20	JPY	190,966	USD	1,840	8
Barclays PLC	12/17/20	USD	8,782	CNY	58,121	35
BNP Paribas	12/10/20	CAD	30,212	USD	22,744	(573)
Brown Brothers Harriman	12/11/20	JPY	35,755	USD	341	(2)
Brown Brothers Harriman	12/18/20	EUR	413	USD	490	(4)
Brown Brothers Harriman	12/18/20	USD	1,336	EUR	1,128	13
Brown Brothers Harriman	12/22/20	USD	304	NZD	449	11
Brown Brothers Harriman	01/12/21	USD	873	AUD	1,194	7
Brown Brothers Harriman	01/15/21	USD	1,273	SEK	10,969	11
Brown Brothers Harriman	01/21/21	GBP	204	USD	270	(2)
Citigroup	12/10/20	USD	1,535	CAD	2,007	14
Citigroup	12/11/20	USD	15,343	JPY	1,617,437	174
Citigroup	12/17/20	CNY	57,896	USD	8,615	(168)
Citigroup	12/22/20	USD	443	NZD	637	5
Citigroup	12/22/20	NZD	13,050	USD	8,651	(519)
Citigroup	01/12/21	USD	3,381	AUD	4,719	97
Citigroup	01/14/21	USD	8,669	KRW	9,861,006	233
Goldman Sachs	01/12/21	USD	8,504	AUD	12,066	389
Goldman Sachs	01/22/21	USD	4,282	RUB	330,073	12
Goldman Sachs	01/22/21	RUB	30,893	USD	403	1
JPMorgan Chase Bank	12/18/20	USD	15,127	EUR	12,864	271
JPMorgan Chase Bank	01/15/21	SEK	94,659	USD	10,743	(343)
Morgan Stanley	01/12/21	AUD	24,353	USD	17,385	(564)
Morgan Stanley	03/25/21	MYR	5,636	USD	1,352	(32)
Standard Bank	12/18/20	EUR	1,264	USD	1,499	(14)
Standard Bank	01/14/21	KRW	9,931,784	USD	8,903	(63)
UBS	02/04/21	ZAR	53,797	USD	3,473	26

						$(948)

316	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2020, is as follows:

Credit Default Swaps

Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Malaysia Senior	Buy	1.00%	Quarterly	12/20/2025	36,970	$(1,177)	$(931)	$(246)
CDX.NAIGS.34V1	Buy	1.00%	Quarterly	06/20/2025	80,645	(1,314)	(248)	(1,066)
People’s Republic of China	Buy	1.00%	Quarterly	06/20/2025	20,500	(683)	(442)	(241)

						$(3,174)	$(1,621)	$(1,553)

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH SEK - STIBOR	-0.165%	Annually	08/30/2024	SEK	170,000	$(147)	$–	$(147)
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,300	(288)	–	(288)
1.593%	3-MONTH USD - LIBOR	Quarterly	09/27/2029	USD	2,440	(180)	–	(180)
2.1495%	3-MONTH USD - LIBOR	Quarterly	06/04/2029	USD	5,145	(656)	–	(656)
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	720	(90)	–	(90)
0.5575%	3-MONTH USD - LIBOR	Quarterly	06/05/2027	USD	15,050	(17)	–	(17)
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	3,640	(443)	–	(443)
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,230	(84)	–	(84)
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,040	(70)	–	(70)
1.487	3-MONTH USD - LIBOR	Quarterly	10/04/2026	USD	7,010	(412)	–	(412)
3-MONTH CAD - CDOR	0.698%	Semi-Annually	08/07/2025	CAD	48,520	(163)	–	(163)
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	1,833	(175)	–	(175)
2.4875%	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,240	(132)	–	(132)
USD @ 0.512%	USD/LIBOR/3M/T3750/0.00000	Quarterly	06/09/2025	USD	85,300	(654)	–	(654)
1.9905	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	(149)	–	(149)
0.9575	3-MONTH CAD - CDOR	Semi-Annually	03/24/2025	CAD	27,036	182	–	182
EUR/EURIBOR/6M/T248/0.00000	-0.043%	Annually	11/10/2050	EUR	2,900	(39)	–	(39)
0.022%	EUR/EURIBOR/6M/T248/0.00000	Semi-Annually	11/10/2050	EUR	2,900	(30)	23	(53)

						$(3,547)	$23	$(3,570)

A list of the open OTC swap agreements held by the Fund at November 30, 2020 is as follows:

Credit Default Swaps

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.A.6 Index	Sell	2.00%	Monthly	05/11/2063	$(1,125)	$(105)	$(24)	$(81)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2049	(136)	(39)	(10)	(29)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(233)	(67)	(10)	(57)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(778)	(225)	(51)	(174)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(162)	(47)	(11)	(36)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(29)	(8)	(2)	(6)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(172)	(50)	(20)	(30)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(565)	(163)	(41)	(122)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(217)	(63)	(14)	(49)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(55)	(16)	(6)	(10)
JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(143)	(41)	(14)	(27)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(900)	(258)	(116)	(142)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(16)	(5)	(2)	(3)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	317

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Return Fund (Continued)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	$(254)	$(73)	$(41)	$(32)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(182)	(53)	(29)	(24)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(163)	(47)	(25)	(22)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(165)	(48)	(19)	(29)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(289)	(84)	(38)	(46)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(190)	(55)	(20)	(35)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(143)	(41)	(9)	(32)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(965)	(279)	(140)	(139)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(8)	(3)	(5)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(14)	(4)	(1)	(3)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(223)	(65)	(29)	(36)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(165)	(48)	(22)	(26)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(38)	(11)	(6)	(5)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(33)	(10)	(5)	(5)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(226)	(65)	(33)	(32)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(166)	(48)	(14)	(34)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(750)	(217)	(58)	(159)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(73)	(21)	(8)	(13)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(29)	(11)	(18)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(29)	(11)	(18)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(8)	(3)	(5)
JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(34)	(10)	(3)	(7)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(243)	(70)	(35)	(35)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(8)	(3)	(5)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(118)	(34)	(12)	(22)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(185)	(53)	(23)	(30)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(253)	(73)	(32)	(41)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(360)	(103)	(45)	(58)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(257)	(74)	(32)	(42)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(73)	(21)	(8)	(13)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(35)	(10)	(3)	(7)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(263)	(76)	(29)	(47)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(711)	(205)	(78)	(127)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(509)	(147)	(57)	(90)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(355)	(103)	(40)	(63)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(150)	(43)	(18)	(25)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(500)	(144)	(59)	(85)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(224)	(64)	(28)	(36)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(535)	(155)	(64)	(91)
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(108)	(31)	(13)	(18)
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(4)	(1)	(1)	–
Goldman Sachs	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(20)	(6)	(3)	(3)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(91)	(26)	(11)	(15)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(53)	(15)	(7)	(8)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(711)	(205)	(76)	(129)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	531	96	109	(13)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	266	48	52	(4)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	531	97	108	(11)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	2,255	411	461	(50)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,127	205	226	(21)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	451	82	90	(8)
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	509	93	40	53
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	185	72	113
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,255	229	86	143
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	264	47	18	29
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	265	48	18	30

318	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	$1,018	$185	$75	$110
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	251	46	17	29
Goldman Sachs	CMBX-BBB-557874	Buy	3.00%	Monthly	09/17/2058	498	91	87	4
Citibank	CMBX-BBB-560152	Buy	3.00%	Monthly	09/17/2058	532	97	108	(11)
Citibank	CMBX-BBB-561625	Buy	3.00%	Monthly	09/17/2058	436	79	90	(11)
JPMorgan Chase	CMBX-BBB-562055	Buy	3.00%	Monthly	09/17/2058	232	42	47	(5)

							$(1,926)	$178	$(2,104)

			Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	IBOXHY-TRS-560853	INDEX RETURN	USD-3Month LIBOR	Quarterly	12/20/2020	USD	15,328	$(822)	$3	$(825)
Macquarie Bank	Bloomberg Commodity Index Total Return^	US T-BILL HIGH DISCOUNT RATE + 9 BPS	INDEX RETURN	Monthly	12/17/2020	USD	(12,734)	293	–	293
Macquarie Bank	Macquarie Commodity Product 251E^	0.33%	INDEX RETURN	Monthly	12/02/2020	USD	(2,361)	(25)	–	(25)
Merrill Lynch	Bloomberg Commodity 2 Month Total Return^	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Monthly	12/17/2020	USD	(1,577)	41	–	41
Merrill Lynch	BofA Merrill Lynch 3-Month U.S. Treasury Commodity MLBXCS3E^	rate plus 23 BPS	INDEX RETURN	Monthly	12/02/2020	USD	(3,155)	(52)	–	(52)
Societe Generale	Bloomberg Commodity 2 Month Total Return^	US T-BILL HIGH DISCOUNT RATE + 14 BPS	INDEX RETURN	Monthly	12/17/2020	USD	(1,719)	44	–	44
Societe Generale	Bloomberg Commodity Index Total Return^	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	12/17/2020	USD	(11,211)	259	–	259
Societe Generale	Bloomberg Commodity Index Total Return^	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	12/17/2020	USD	(6,863)	158	–	158
Societe Generale	Societe Generale Commodities Custom Alpha 061^	0.35%	INDEX RETURN	Monthly	12/02/2020	USD	(3,282)	(37)	–	(37)

								$(141)	$3	$(144)

As of November 30, 2020, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(16,748)	Chase Securities	0.20%	Open Ended	$(16,748)
(37,508)	Chase Securities	0.18%	Open Ended	(37,508)
(14,695)	Chase Securities	0.16%	Open Ended	(14,695)
(25,492)	Chase Securities	0.14%	Open Ended	(25,492)
(141,213)	HSBC	0.11%	Open Ended	(141,213)

				$(235,656)

Percentages are based on Net Assets of $769,391 ($ Thousands).

*	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of November 30, 2020.

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Security is a Master Limited Partnership. At November 30, 2020, such securities amounted to $36 ($ Thousands), or 0.0% of the Net Assets of the Fund (See Note 2).

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2020, the value of these securities amounted to $91,739 ($ Thousands), representing 11.9% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.

(E)	Perpetual security with no stated maturity date.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(G)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements.

(H)	Security, or a portion thereof, has been pledged as collateral on securities sold short.

(I)	Refer to table below for details on Options Contracts.

(J)	Refer to table below for details on Swaption Contracts.

AUD – Australian Dollar

BPS – Basis Points

CAD – Canadian Dollar

CDOR – Canadian Dollar Offered Rate

Cl – Class

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	319

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Multi-Asset Real Fund (Concluded)

CMBX – Commercial Mortgage-Backed Index

CMO – Collateralized Mortgage Obligation

CNY – Chinese Yuan CPI – Consumer Price Index DAC – Designated Activity Company

DN – Discount Note

EAFE – Europe, Australasia and Far East EUR – Euro

EURIBOR – Euro Interbank Offered Rate FFCB – Federal Farm Credit Bank FHLB – Federal Home Loan Bank FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association GBP – British Pound

GO – Government Obligation

HRW – Hard Red Winter

ICE– Intercontinental Exchange

IO – Interest Only – face amount represents notional amount.

JPY – Japanese Yen

KRW – Korean Won

LIBOR– London Interbank Offered Rate

LLC – Limited Liability Company

LME – London Metal Exchange

Ltd – Limited

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

MYR – Malaysian Ringgit

NYMEX – New York Mercantile Exchange

NZD – New Zealand Dollar

PLC – Public Limited Company RB – Revenue Bond

RUB – Russian Ruble

S&P– Standard & Poor’s SEK – Swedish Krona Ser – Series

STIBOR– Stockholm Interbank Offered Rate

ULSD – Ultra-Low Sulfur Diesel USD – U.S. Dollar

VAR – Variable Rate

WTI – West Texas Intermediate

ZAR – South African Rand

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	486,151	–	486,151
Common Stock	234,574	–	–	234,574
Corporate Obligations	–	109,478	–	109,478
Mortgage-Backed Securities	–	78,079	–	78,079
U.S. Government Agency Obligations	–	51,954	–	51,954
Asset-Backed Securities	–	17,177	–	17,177
Sovereign Debt	–	17,113	–	17,113
Municipal Bonds	–	1,728	–	1,728
Warrants	–	33	–	33
Rights	10	–	–	10

Total Investments in Securities	234,584	761,713	–	996,297

Securities Sold Short
Common Stock	(107,690)	–	–	(107,690)
Preferred Stock	(5)	(2)	–	(7)

Total Securities Sold Short	(107,695)	(2)	–	(107,697)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	1,211	–	–	1,211
Written Options	(300)	–	–	(300)
Written Swaption	–	(15)	–	(15)
Futures Contracts*
Unrealized Appreciation	7,279	–	–	7,279
Unrealized Depreciation	(6,664)	–	–	(6,664)
Forwards Contracts*
Unrealized Appreciation	–	1,471	–	1,471
Unrealized Depreciation	–	(2,419)	–	(2,419)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(1,553)	–	(1,553)
Interest Rate Swaps*
Unrealized Appreciation	–	182	–	182
Unrealized Depreciation	–	(3,752)	–	(3,752)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	511	–	511
Unrealized Depreciation	–	(2,615)	–	(2,615)
Total Return Swaps*
Unrealized Appreciation	–	795	–	795
Unrealized Depreciation	–	(939)	–	(939)
Reverse Repurchase Agreements	–	(235,656)	–	(235,656)

Total Other Financial Instruments	1,526	(243,990)	–	(242,464)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation

(depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to

Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

320	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

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SCHEDULE OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2020 (Unaudited)

	Large Cap Fund		Large Cap Disciplined Equity Fund
Assets:
Investments, at value †	$1,019,955	*	$1,378,027	*
Affiliated investments, at value ††	18,224		84,203
Cash and cash equivalents	–		48,928
Cash pledged as collateral on futures contracts	339		3,072
Receivable for fund shares sold	48		73
Receivable for investment securities sold	25,996		32,155
Dividends and interest receivable	1,921		2,311
Foreign tax reclaim receivable	28		9
Prepaid expenses	13		19
Total Assets	1,066,524		1,548,797
Liabilities:
Payable upon return on securities loaned	7,163		48
Payable for investment securities purchased	22,794		31,615
Payable for fund shares redeemed	489		549
Payable for variation margin on futures contracts	25		177
Swap contracts, at value ††††	–		975
Foreign currency payable to custodian, at value †††	–		–
Investment advisory fees payable	137		194
Trustees fees payable	5		8
CCO fees payable	2		3
Accrued expense payable	25		36
Total Liabilities	30,640		33,605
Net Assets	$1,035,884		$1,515,192
† Cost of investments	$767,761		$1,040,901
†† Cost of affiliated investments	18,221		84,204
††† Cost of foreign currency	–		–
* Includes market value of securities on loan	6,912		83
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$713,170		$1,057,690
Total distributable earnings	322,714		457,502
Net Assets	$1,035,884		$1,515,192
Net Asset Value, Offering and Redemption Price Per Share — Class A	$16.47		$11.44
	($1,035,884,399 ÷ 62,886,106 shares)		($1,515,191,680 ÷ 132,437,494 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

322	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund
$2,053,290	*	$5,457,339	*	$1,615,967	*	$276,130	*	$388,436	*	$1,052,090*	$1,049,033
21,392		89,132		131,091		17,162		36,664		103,344	8,324
78		211		1		–		–		–	5,918
1,184		6,420		859		–		–		–	660
–		12,234		–		8		–		63	136
5,367		7,031		15,164		688		2,429		14,480	–
2,919		8,255		1,162		477		553		1,681	2,096
11		30		–		–		1		4	9
24		59		16		3		4		12	10
2,084,265		5,580,711		1,764,260		294,468		428,087		1,171,674	1,066,186
14,174		13,796		129,103		13,427		28,502		75,091	–
–		9,744		–		993		2,587		4,856	541
2,144		3,985		6,282		582		935		2,686	2,069
104		356		225		–		–		–	33
–		–		–		–		–		–	–
–		–		2		–		–		–	–
17		45		38		93		130		341	–
10		27		7		1		2		5	5
4		11		3		–		1		2	2
356		963		222		6		8		26	24
16,809		28,927		135,882		15,102		32,165		83,007	2,674
$2,067,456		$5,551,784		$1,628,378		$279,366		$395,922		$1,088,667	$1,063,512
$664,044		$3,070,259		$1,023,672		$235,408		$314,181		$856,292	$839,135
21,152		89,136		130,598		17,159		36,657		103,334	8,324
–		–		(2)		–		–		–	–
13,867		13,405		126,421		12,914		27,057		72,156	–
$661,306		$3,124,611		$1,026,989		$224,664		$324,806		$849,328	$864,431
1,406,150		2,427,173		601,389		54,702		71,116		239,339	199,081
$2,067,456		$5,551,784		$1,628,378		$279,366		$395,922		$1,088,667	$1,063,512
$198.13		$19.20		$19.63		$15.20		$11.81		$11.49	$12.52
($2,067,456,053 ÷ 10,434,949 shares)		($5,551,784,391 ÷ 289,107,659 shares)		($1,628,377,861 ÷ 82,939,327 shares)		($279,365,794 ÷ 18,376,545 shares)		($395,921,590 ÷ 33,521,479 shares)		($1,088,667,140 ÷ 94,767,706 shares)	($1,063,512,242 ÷ 84,913,622 shares)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	323

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2020 (Unaudited)

	U.S. Managed Volatility Fund		Global Managed Volatility Fund
Assets:
Investments, at value †	$1,302,765	*	$2,837,856	*
Affiliated investments, at value ††	60,354		60,433
Repurchase agreements†	–		–
Cash and cash equivalents	–		5,552
Cash pledged as collateral on swap contracts	–		–
Cash pledged as collateral on futures contracts	900		3,009
Foreign currency, at value †††	6		25,586
Receivable for fund shares sold	660		4,248
Receivable for investment securities sold	4,476		3,157
Dividends and interest receivable	3,425		8,030
Foreign tax reclaim receivable	7		4,397
Unrealized gain on forward foreign currency contracts	–		71
Unrealized gain on foreign spot currency contracts	–		–
Options purchased, at value †††††	–		–
Receivable for variation margin on futures contracts	–		8
Receivable for variation margin on swap contracts	–		–
Prepaid expenses	16		37
Total Assets	1,372,609		2,952,384
Liabilities:
Payable upon return on securities loaned	37,740		10,256
Payable for investment securities purchased	3,917		2,768
Payable for fund shares redeemed	2,228		6,020
Payable for variation margin on futures contracts	50		211
Income distribution payable	–		–
Options written, at value †††††	–		–
Payable to custodian	–		–
Unrealized loss on foreign currency spot contracts	–		–
Unrealized loss on forward foreign currency contracts	–		7,313
Investment advisory fees payable	193		519
Trustees fees payable	7		15
CCO fees payable	3		6
Unfunded bank loans	–		–
Accrued expense payable	33		110
Accrued foreign capital gains tax on appreciated securities	–		–
Total Liabilities	44,171		27,218
Net Assets	$1,328,438		$2,925,166
† Cost of investments	$1,075,279		$2,630,654
†† Cost of affiliated investments	60,353		60,433
††† Cost of foreign currency	6		25,169
††††† Cost (Premiums received)	–		–
* Includes market value of securities on loan	36,640		9,761
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$1,092,931		$2,693,201
Total distributable earnings (loss)	235,507		231,965
Net Assets	$1,328,438		$2,925,166
Net Asset Value, Offering and Redemption Price Per Share — Class A	$13.25		$11.77
	($1,328,437,777 ÷ 100,293,803 shares)		($2,925,166,154 ÷ 248,454,476 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

324	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

World Equity Ex-US Fund		Screened World Equity Ex-US Fund	World Select Equity Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund
$9,318,661	*	$106,572	$474,837	$1,182,106	$975,398	$8,473,607*	$2,580,967
187,522		2,522	14,731	7,553	43,348	464,844	103,553
–		–	–	–	6,900	–	–
253,039		2,443	11,522	10,542	–	–	–
–		–	–	–	–	6,316	1,046
10,299		260	9,319	714	213	4,367	–
8,077		444	1,172	5,550	–	2,728	2
6,351		–	–	1,750	74	30,132	646
25,417		231	510	7,589	30,064	763,840	14,074
11,754		117	996	794	2,175	28,316	33,239
18,219		246	649	26	10	508	107
1,080		4	2,136	–	–	1,125	–
–		–	25	–	–	–	–
–		–	7	–	–	133	–
57		–	986	–	1	210	–
–		–	–	–	–	169	1
114		1	6	14	13	102	31
9,840,590		112,840	516,896	1,216,638	1,058,196	9,776,397	2,733,666
93,111		–	–	–	–	9,934	–
33,771		193	521	5,987	44,289	1,569,425	67,833
15,846		45	219	1,714	2	1,012	1,336
1,192		34	515	222	8	223	–
–		–	–	–	–	600	357
–		–	–	–	–	233	–
–		–	–	–	31,527	14,709	1,897
–		–	–	1	–	–	–
3,823		9	2,272	–	–	268	–
2,093		21	118	516	170	636	580
48		1	2	6	5	43	13
20		–	1	3	2	18	6
–		–	–	–	–	–	14
418		28	111	277	30	195	65
3,423		82	110	1,987	–	–	–
153,745		413	3,869	10,713	76,033	1,597,296	72,101
$9,686,845		$112,427	$513,027	$1,205,925	$982,163	$8,179,101	$2,661,565
$7,006,619		$83,047	$416,754	$897,132	$989,727	$8,138,996	$2,559,830
187,505		2,522	14,731	7,553	43,348	464,842	103,553
8,034		442	1,164	5,441	–	2,598	–
–		–	44	–	–	(38)	–
88,627		–	–	–	–	9,808	–
$7,224,492		$86,726	$515,558	$967,403	$1,010,821	$7,563,664	$2,903,890
2,462,353		25,701	(2,531)	238,522	(28,658)	615,437	(242,325)
$9,686,845		$112,427	$513,027	$1,205,925	$982,163	$8,179,101	$2,661,565
$14.46		$12.49	$10.64	$10.77	$8.12	$11.19	$8.48
($9,686,844,583 ÷ 669,694,837 shares)		($112,427,111 ÷ 8,999,283 shares)	($513,026,620 ÷ 48,232,920 shares)	($1,205,925,186 ÷ 111,952,939 shares)	($982,163,378 ÷ 121,018,186 shares)	($8,179,100,901 ÷ 731,209,259 shares)	($2,661,565,084 ÷ 314,042,320 shares)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	325

STATEMENTS OF ASSETS AND LIABILITIES / CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2020 (Unaudited)

	Long Duration Fund	Long Duration Credit Fund
Assets:
Investments, at value †	$1,351,151	$4,488,247
Affiliated investments, at value ††	19,873	22,943
Repurchase agreements†	–	–
Cash and cash equivalents	–	1,016
Deposits from counterparty	–	–
Cash pledged as collateral on swap contracts	–	–
Cash pledged as collateral on futures contracts	3,060	1,691
Foreign currency, at value †††	–	–
Receivable for fund shares sold	542	563
Dividends and interest receivable	9,281	38,234
Receivable for investment securities sold	8,774	2,181
Foreign tax reclaim receivable	47	757
Receivable for variation margin on futures contracts	37	31
Unrealized gain on forward foreign currency contracts	–	–
Unrealized gain on foreign spot currency contracts	–	–
Swap contracts, at value ††††	–	–
Options purchased, at value †††††	–	–
Swaptions purchased, at value ††††††	–	–
Receivable for variation margin on swap contracts	–	–
Prepaid expenses	18	56
Total Assets	1,392,783	4,555,719
Liabilities:
Payable upon return on securities loaned	–	–
Payable for investment securities purchased	17,026	8,467
Payable for fund shares redeemed	221	951
Payable to custodian	14	–
Payable for variation margin on futures contracts	4	21
Income distribution payable	2	–
Payable for securities sold short@	–	–
Swap contracts, at value ††††	–	–
Options written, at value †††††	–	–
Swaptions written, at value ††††† †	–	–
Reverse repurchase agreements	–	–
Payable for variation margin on swap contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	143	474
Trustees fees payable	7	23
CCO fees payable	3	10
Accrued expense payable	39	113
Total Liabilities	17,459	10,059
Net Assets	$1,375,324	$4,545,660
† Cost of investments	$1,135,290	$3,779,572
†† Cost of affiliated investments	19,873	22,943
††† Cost of foreign currency	–	–
†††† Cost (Premiums received)	–	–
††††† Cost (Premiums received)	–	–
†††††† Cost (Premiums received)	–	–
@Proceeds from securities sold short	–	–
* Includes market value of securities on loan	–	–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$1,071,402	$3,648,841
Total distributable earnings (loss)	303,922	896,819
Net Assets	$1,375,324	$4,545,660
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10.07	$12.63
	($1,375,324,350 ÷ 136,626,417 shares)	($4,545,660,176 ÷ 359,911,436 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

326	SEI Institutional Investments Trust / Annual Report / November 30, 2020

Ultra Short Duration Bond Fund	Emerging Markets Debt Fund		Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
$571,844	$2,129,146	*	$286,586	$1,378,224	$3,496,428	$1,826,193	$996,297
10,863	3,955		–	5,858	70,535	–	–
7,400	–		–	–	–	–	–
–	84,150		1,998	1,903	60	170,958	103,297
–	854		–	–	–	–	747
–	4,220		–	–	–	–	3,349
76	2,123		–	382	–	12,012	11,544
–	15,447		–	–	–	–	72
25	1,370		5,343	12,253	466	173	4,413
1,103	31,440		313	3,302	24,119	2,768	2,802
–	16,254		–	13,318	1,592	–	150
14	–		–	46	–	47	21
6	59		–	1	2	–	1,136
–	14,596		–	–	–	42	1,471
–	18		–	–	–	–	–
–	5,270		–	–	–	–	2,876
–	–		–	–	–	–	1,211
–	–		–	–	–	23,193	–
–	149		–	–	–	–	23
7	28		4	17	45	23	10
591,338	2,309,079		294,244	1,415,304	3,593,247	2,035,409	1,129,419
–	3,954		–	–	–	–	–
11,139	33,882		–	55,416	9,042	8,516	7,496
50	1,326		12	133	–	2,352	19
41	–		–	–	–	–	–
–	79		–	2	–	666	1,139
1	–		–	57	–	–	–
–	–		–	–	–	–	107,697
–	179		–	–	–	17,471	4,943
–	–		–	–	–	–	300
–	–		–	–	–	–	15
–	–		–	–	–	–	235,656
–	155		–	–	–	–	173
–	17,323		–	–	–	107	2,419
47	656		–	100	378	97	119
3	12		1	7	19	10	4
1	5		1	3	8	4	2
13	244		8	36	82	50	46
11,295	57,815		22	55,754	9,529	29,273	360,028
$580,043	$2,251,264		$294,222	$1,359,550	$3,583,718	$2,006,136	$769,391
$576,650	$2,108,780		$275,942	$1,363,461	$3,180,954	$749,354	$931,622
10,863	3,955		–	5,858	70,535	–	–
–	15,181		–	–	–	–	70
–	–		–	–	–	–	181
–	–		–	–	–	–	653
–	–		–	–	–	15,467	(478)
–	–		–	–	–	–	84,283
–	3,823		–	–	–	–	–
$581,472	$2,295,204		$287,750	$1,331,386	$3,191,657	$694,349	$911,453
(1,429)	(43,940)		6,472	28,164	392,061	1,311,787	(142,062)
$580,043	$2,251,264		$294,222	$1,359,550	$3,583,718	$2,006,136	$769,391
$10.03	$10.23		$9.92	$10.20	$11.28	$23.26	$7.69
($580,043,254 ÷ 57,816,568 shares)	($2,251,263,947 ÷ 220,087,662 shares)		($294,222,057 ÷ 29,644,862 shares)	($1,359,550,382 ÷ 133,313,132 shares)	($3,583,717,968 ÷ 317,786,948 shares)	($2,006,135,522 ÷ 86,250,277 shares)	($769,390,663 ÷ 100,103,652 shares)

SEI Institutional Investments Trust / Annual Report / November 30, 2020	327

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2020 (Unaudited)

	Large Cap Fund	Large Cap Disciplined Equity Fund
Investment Income:
Dividends	$10,180	$13,228
Income from affiliated investments(1)	1	4
Interest income	–	–
Security lending income — net(1)(2)	74	7
Less: foreign taxes withheld	(38)	(30)
Total Investment Income	10,217	13,209
Expenses:
Investment advisory fees	1,989	2,897
Administration fees	249	362
Trustees’ fees	10	15
Chief compliance officer fees	3	4
Custodian/wire agent fees	21	32
Professional fees	18	27
Printing fees	5	7
Registration fees	5	9
Licensing fees	–	–
Other expenses	30	45
Total Expenses	2,330	3,398
Less:
Waiver of investment advisory fees	(1,194)	(1,738)
Waiver of administration fees	(249)	(362)
Net Expenses	887	1,298
Net Investment Income	9,330	11,911
Net Realized Gain (Loss) on:
Investments	63,085	151,459
Affiliated investments	3	1
Futures contracts	2,736	4,791
Swap contracts	–	(2,882)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	100,894	83,244
Affiliated investments	(8)	(5)
Futures contracts	(242)	2,499
Swap contracts	–	(975)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	1
Net Increase in Net Assets Resulting from Operations	$175,798	$250,044

(1) See Note 6 in the Notes to Financial Statements.

(2) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

328	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund

$15,390	$40,786	$7,492	$2,092	$2,419	$7,278	$8,627
3	7	13	–	1	3	1
–	–	–	5	–	–	–
38	50	495	62	129	269	–
–	–	(8)	(3)	(7)	(26)	–
15,431	40,843	7,992	2,156	2,542	7,524	8,628

476	733	822	812	1,134	3,187	1,101
476	1,222	342	62	87	245	220
19	48	13	2	3	10	9
5	13	3	1	1	3	2
40	99	27	5	7	20	9
35	89	24	5	6	18	16
9	22	6	1	2	5	4
9	23	6	2	2	5	4
–	284	–	–	–	–	–
141	140	101	8	10	28	25
1,210	2,673	1,344	898	1,252	3,521	1,390

(381)	(489)	(616)	(285)	(416)	(1,275)	(1,101)
(476)	(1,222)	(342)	(62)	(87)	(245)	(220)
353	962	386	551	749	2,001	69
15,078	39,881	7,606	1,605	1,793	5,523	8,559

3,115	(12,894)	(3,442)	19,049	34,372	54,094	(7,347)
2	12	(24)	–	–	8	–
2,247	21,111	2,247	19	469	569	4,226
–	–	–	2	–	–	–

359,768	843,373	429,431	42,045	64,279	164,083	153,344
(19)	(19)	(67)	(5)	(12)	(43)	–
(372)	(4,600)	1,334	–	–	(360)	(2,103)
–	–	–	–	–	–	–
–	–	–	–	–	–	–
$379,819	$886,864	$437,085	$62,715	$100,901	$223,874	$156,679

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	329

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2020 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	World Equity Ex-US Fund
Investment Income:
Dividends	$15,643	$38,523	$90,218
Income from affiliated investments(1)	2	3	6
Interest income	5	(5)	2
Security lending income — net(1)(2)	55	–	1,216
Less: foreign taxes withheld	(119)	(1,655)	(8,914)
Total Investment Income	15,586	36,866	82,528
Expenses:
Investment advisory fees	4,090	9,210	24,657
Administration fees	315	708	2,242
Trustees’ fees	13	29	91
Chief compliance officer fees	3	8	24
Custodian/wire agent fees	28	99	463
Professional fees	24	54	165
Registration fees	7	14	44
Printing fees	6	13	42
Other expenses	40	86	267
Total Expenses	4,526	10,221	27,995
Less:
Waiver of investment advisory fees	(2,958)	(6,093)	(12,553)
Waiver of administration fees	(315)	(708)	(2,242)
Fees paid indirectly(1)	–	–	(34)
Net Expenses	1,253	3,420	13,166
Net Investment Income	14,333	33,446	69,362
Net Realized Gain (Loss) on:
Investments	29,946	4,679	283,475
Affiliated investments	–	–	(13)
Futures contracts	2,496	6,263	21,550
Foreign currency transactions	22	1,000	5,644
Foreign forward currency contracts	–	(28,678)	(12,028)
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	75,317	207,971	1,541,284
Affiliated investments	(4)	–	(26)
Futures contracts	(578)	81	(2,055)
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Foreign capital gains tax on appreciated securities	–	–	(3,423)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(2)	652	7,929
Foreign forward currency contracts	–	(2,354)	5
Net Increase in Net Assets Resulting from Operations	$121,530	$223,060	$1,911,704

(1) See Note 6 in the Notes to Financial Statements.

(2) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

330	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Screened World Equity Ex-US Fund	World Select Equity Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund

$1,346	$5,463	$17,332	–	–	$1,264
–	1	1	3	40	5
–	–	–	15,610	78,789	83,779
–	–	–	–	1	–
(113)	(338)	(1,638)	(1)	(77)	–
1,233	5,126	15,695	15,612	78,753	85,048

338	1,304	5,910	2,232	11,774	6,045
26	119	281	248	1,787	620
1	5	11	10	82	25
–	1	3	3	21	7
53	170	335	23	175	53
2	9	21	19	150	46
1	3	6	6	39	13
1	2	5	5	37	12
3	16	34	32	239	75
425	1,629	6,606	2,578	14,304	6,896

(210)	(569)	(2,890)	(1,182)	(7,849)	(2,697)
(26)	(119)	(281)	(248)	(1,787)	(620)
–	–	–	–	–	–
189	941	3,435	1,148	4,668	3,579
1,044	4,185	12,260	14,464	74,085	81,469

8,126	1,903	23,997	1,463	100,750	(5,155)
–	–	–	–	(5)	–
256	6,180	4,689	(31)	278	–
58	5,164	(151)	–	138	–
(118)	261	–	–	(272)	–
–	(1,510)	–	–	859	–
–	–	–	–	631	–
–	–	–	–	(20,532)	106

13,232	81,943	241,615	28,441	62,764	228,634
–	–	–	–	2	–
(27)	(948)	(207)	(35)	(2,866)	–
–	(61)	–	–	(402)	–
–	–	–	–	(633)	–
–	–	–	–	28,104	358
(82)	(65)	(1,456)	–	–	–

15	(10)	155	–	61	6
22	(412)	–	–	941	–
$22,526	$96,630	$280,902	$44,302	$243,903	$305,418

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	331

STATEMENTS OF OPERATIONS / CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2020 (Unaudited)

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund
Investment Income:
Dividends	$–	$–	$–
Income from affiliated investments(1)	1	3	1
Interest income	21,375	68,974	4,012
Less: foreign taxes withheld	–	–	–
Total Investment Income	21,376	68,977	4,013
Expenses:
Investment advisory fees	2,012	6,464	431
Administration fees	335	1,077	144
Trustees’ fees	14	45	6
Chief compliance officer fees	4	12	2
Custodian/wire agent fees	31	96	12
Professional fees	26	83	11
Registration fees	7	22	3
Printing fees	6	20	3
Interest expense on reverse repurchase agreements	–	–	–
Dividend expense on securities sold short	–	–	–
Other expenses	43	133	17
Total Expenses	2,478	7,952	629
Less:
Waiver of investment advisory fees	(1,140)	(3,663)	(144)
Waiver of administration fees	(335)	(1,077)	(144)
Net Expenses	1,003	3,212	341
Net Investment Income	20,373	65,765	3,672
Net Realized Gain (Loss) on:
Investments	30,754	81,537	228
Securities sold short	–	–	–
Affiliated investments	–	–	–
Futures contracts	105	506	3
Foreign currency transactions	–	–	–
Foreign forward currency contracts	–	–	–
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	37,281	164,418	2,708
Securities sold short	–	–	–
Futures contracts	(117)	(191)	4
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–
Foreign forward currency contracts	–	–	–
Net Increase in Net Assets Resulting from Operations	$88,396	$312,035	$6,615

(1) See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

332	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Emerging Markets Debt Fund	Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$–	$–	$–	$–	$14,274	$3,004
–	–	2	5	–	–
57,069	2,421	10,238	48,626	8	7,489
(1,232)	–	–	–	(4)	–
55,837	2,421	10,240	48,631	14,278	10,493

9,228	318	1,653	4,307	5,599	2,089
543	72	331	861	467	190
22	3	14	36	19	8
6	1	4	9	5	2
298	2	30	77	20	26
41	6	26	66	35	15
11	2	7	16	10	5
10	1	6	16	9	4
–	–	–	–	–	150
–	–	–	–	–	638
67	10	42	106	57	25
10,226	415	2,113	5,494	6,221	3,152

(5,320)	(318)	(1,058)	(2,067)	(5,039)	(1,393)
(543)	(72)	(331)	(861)	(467)	(190)
4,363	25	724	2,566	715	1,569
51,474	2,396	9,516	46,065	13,563	8,924

10,708	1,935	8,201	38,672	28,041	18,191
–	–	–	–	–	(14,633)
1	–	–	–	–	–
1,894	–	15	49	25,202	9,373
(8,372)	–	–	–	(10)	118
(4,586)	–	–	–	–	(835)
(376)	–	–	–	(3,912)	(1,353)
–	–	–	–	–	492
(3,695)	–	–	–	34,680	632

156,874	4,700	343	83,507	266,517	21,523
–	–	–	–	–	(17,259)
(2,015)	–	32	(36)	5,529	5,760
347	–	–	–	1,873	357
–	–	–	–	3,553	257
816	–	–	–	(35,317)	2,472

1,721	–	–	–	1	7
2,061	–	–	–	(272)	(777)
$206,852	$9,031	$18,107	$168,257	$339,448	$33,249

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	333

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2020 (Unaudited) and the year ended May 31, 2020

	Large Cap Fund		Large Cap Disciplined Equity Fund

	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20
Operations:
Net investment income	$9,330	$20,633	$11,911	$31,554
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	65,824	47,040	153,369	70,665
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	100,644	6,649	84,763	69,320
Net change in unrealized appreciation on foreign currency transactions and foreign forward currency contracts	—	—	1	2
Net Increase (Decrease) in Net Assets Resulting from Operations	175,798	74,322	250,044	171,541
Distributions:
Class A	(8,331)	(110,934)	(6,474)	(216,133)
Total Distributions	(8,331)	(110,934)	(6,474)	(216,133)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	36,983	118,737	67,984	107,747
Reinvestment of dividends & distributions	8,216	110,081	6,281	210,412
Cost of shares redeemed	(117,868)	(341,250)	(182,712)	(896,549)
Net Increase (Decrease) from Class A Transactions	(72,669)	(112,432)	(108,447)	(578,390)
Net Increase (Decrease) in Net Assets	94,798	(149,044)	135,123	(622,982)
Net Assets
Beginning of Period	941,086	1,090,130	1,380,069	2,003,051
End of Period	$1,035,884	$941,086	$1,515,192	$1,380,069

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

334	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund

06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20

$15,078	$30,874	$39,881	$84,818	$7,606	$14,998	$1,605	$2,891	$1,793	$3,007

5,364	134,758	8,229	84,519	(1,219)	39,942	19,070	5,777	34,841	(19,389)

359,377	53,773	838,754	433,475	430,698	(2,527)	42,040	(19,016)	64,267	6,174

—	—	—	—	—	—	—	—	—	—
379,819	219,405	886,864	602,812	437,085	52,413	62,715	(10,348)	100,901	(10,208)

(13,991)	(279,415)	(35,900)	(148,745)	(5,918)	(47,496)	(903)	(15,719)	(1,183)	(17,082)
(13,991)	(279,415)	(35,900)	(148,745)	(5,918)	(47,496)	(903)	(15,719)	(1,183)	(17,082)

88,166	409,306	773,299	1,564,221	189,036	443,373	8,255	40,161	20,307	67,651
12,028	270,466	35,089	145,170	5,786	46,311	858	14,930	1,158	16,795
(149,030)	(505,335)	(385,188)	(1,861,520)	(174,275)	(255,773)	(20,459)	(67,136)	(38,211)	(81,319)
(48,836)	174,437	423,200	(152,129)	20,547	233,911	(11,346)	(12,045)	(16,746)	3,127
316,992	114,427	1,274,164	301,938	451,714	238,828	50,466	(38,112)	82,972	(24,163)

1,750,464	1,636,037	4,277,620	3,975,682	1,176,664	937,836	228,900	267,012	312,950	337,113
$2,067,456	$1,750,464	$5,551,784	$4,277,620	$1,628,378	$1,176,664	$279,366	$228,900	$395,922	$312,950

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	335

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2020 (Unaudited) and the year ended May 31, 2020

	Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund

	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20
Operations:
Net investment income	$5,523	$13,132	$8,559	$15,924	$14,333	$30,951
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	54,671	32,042	(3,121)	2,506	32,442	(7,512)
Net realized gain (loss) on foreign currency transactions and forward currency contracts	—	—	—	—	22	11
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	163,680	(22,602)	151,241	48,314	74,735	(22,417)
Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign forward currency contracts	—	—	—	—	(2)	9
Net change in foreign capital gains tax on appreciated securities	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	223,874	22,572	156,679	66,744	121,530	1,042
Distributions:
Class A	(4,911)	(77,127)	(7,168)	(17,282)	(12,306)	(80,536)
Total Distributions	(4,911)	(77,127)	(7,168)	(17,282)	(12,306)	(80,536)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	63,301	143,384	203,279	70,322	83,670	338,375
Reinvestment of dividends & distributions	4,473	75,572	6,969	16,547	11,986	78,150
Cost of shares redeemed	(77,092)	(463,911)	(52,442)	(253,316)	(93,122)	(301,924)
Net Increase (Decrease) from Class A Transactions	(9,318)	(244,955)	157,806	(166,447)	2,534	114,601
Net Increase (Decrease) in Net Assets	209,645	(299,510)	307,317	(116,985)	111,758	35,107
Net Assets
Beginning of Period	879,022	1,178,532	756,195	873,180	1,216,680	1,181,573
End of Period	$1,088,667	$879,022	$1,063,512	$756,195	$1,328,438	$1,216,680

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

336	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Global Managed Volatility Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund
06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20

$33,446	$68,696	$69,362	$152,302	$1,044	$1,912	$4,185	$14,008

10,942	(5,424)	305,012	(109,035)	8,382	(4,803)	6,573	(46,222)

(27,678)	15,296	(6,384)	2,563	(60)	(20)	5,425	2,011

208,052	(89,917)	1,539,203	(3,474)	13,205	3,739	80,934	30,148

(1,702)	(3,640)	7,934	(3,561)	37	(27)	(422)	1,048
—	—	(3,423)	223	(82)	—	(65)	—
223,060	(14,989)	1,911,704	39,018	22,526	801	96,630	993

—	(130,679)	—	(222,407)	—	(3,025)	—	(23,564)
—	(130,679)	—	(222,407)	—	(3,025)	—	(23,564)

154,124	754,519	370,329	1,256,886	2,590	9,100	10,483	62,075
—	126,013	—	216,678	—	1,716	—	23,564
(190,843)	(486,870)	(710,502)	(1,502,133)	(13,856)	(6,394)	(70,382)	(571,949)
(36,719)	393,662	(340,173)	(28,569)	(11,266)	4,422	(59,899)	(486,310)
186,341	247,994	1,571,531	(211,958)	11,260	2,198	36,731	(508,881)

2,738,825	2,490,831	8,115,314	8,327,272	101,167	98,969	476,296	985,177
$2,925,166	$2,738,825	$9,686,845	$8,115,314	$112,427	$101,167	$513,027	$476,296

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	337

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2020 (Unaudited) and the year ended May 31, 2020

	Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund

	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20
Operations:
Net investment income	$12,260	$18,158	$14,464	$44,980	$74,085	$204,912
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	28,686	(47,111)	1,432	(10,109)	81,981	402,455
Net realized loss on foreign currency transactions and forward currency contracts	(151)	(634)	—	(8)	(134)	(6,139)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	241,408	(22,567)	28,406	(38,601)	86,969	94,318
Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign forward currency contracts	155	(26)	—	6	1,002	417
Net change in foreign capital gains tax on appreciated securities	(1,456)	(110)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	280,902	(52,290)	44,302	(3,732)	243,903	695,963
Distributions:
Class A	—	(21,069)	(13,657)	(50,855)	(85,474)	(296,077)
Total Distributions	—	(21,069)	(13,657)	(50,855)	(85,474)	(296,077)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	33,069	267,987	49,713	106,467	1,208,449	1,712,793 †
Reinvestment of dividends & distributions	—	20,086	13,492	49,450	80,815	286,522
Cost of shares redeemed	(116,809)	(213,856)	(87,153)	(514,785)	(744,222)	(1,975,916)
Net Increase (Decrease) from Class A Transactions	(83,740)	74,217	(23,948)	(358,868)	545,042	23,399
Net Increase (Decrease) in Net Assets	197,162	858	6,697	(413,455)	703,471	423,285
Net Assets
Beginning of Period	1,008,763	1,007,905	975,466	1,388,921	7,475,630	7,052,345
End of Period	$1,205,925	$1,008,763	$982,163	$975,466	$8,179,101	$7,475,630

† Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

338	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund
06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20

$ 81,469	$163,448	$20,373	$48,594	$65,765	$141,665	$3,672	$11,604

(5,049)	(62,254)	30,859	150,698	82,043	181,225	231	827

—	(7)	—	—	—	—	—	—

228,992	(177,547)	37,164	64,358	164,227	359,512	2,712	(1,467)

6	3	—	—	—	—	—	—
—	—	—	—	—	—	—	—
305,418	(76,357)	88,396	263,650	312,035	682,402	6,615	10,964

(80,076)	(184,908)	(20,349)	(113,633)	(65,784)	(153,072)	(3,940)	(11,653)
(80,076)	(184,908)	(20,349)	(113,633)	(65,784)	(153,072)	(3,940)	(11,653)

206,824	316,490	32,444	81,546	410,140 †	403,108	77,187	284,602
77,205	180,534	20,304	113,613	65,732	153,024	3,869	11,573
(148,127)	(616,948)	(43,204)	(475,260)	(243,361)	(987,123)	(84,650)	(160,843)
135,902	(119,924)	9,544	(280,101)	232,511	(430,991)	(3,594)	135,332
361,244	(381,189)	77,591	(130,084)	478,762	98,339	(919)	134,643

2,300,321	2,681,510	1,297,733	1,427,817	4,066,898	3,968,559	580,962	446,319
$2,661,565	$2,300,321	$1,375,324	$1,297,733	$4,545,660	$4,066,898	$580,043	$580,962

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	339

STATEMENTS OF CHANGES IN NET ASSETS / CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2020 (Unaudited) and the year ended May 31, 2020

	Emerging Markets Debt Fund		Real Return Fund
	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20
Operations:
Net investment income	$51,474	$115,529	$2,396	$5,739
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	8,532	12,673	1,935	(390)
Net realized gain (loss) on foreign currency transactions and forward currency contracts	(12,958)	(71,902)	—	—
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	156,022	(35,379)	4,700	4,459
Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign forward currency contracts	3,782	(2,508)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	206,852	18,413	9,031	9,808
Distributions:
Class A	(18,111)	(75,714)	(1,621)	(7,386)
Total Distributions	(18,111)	(75,714)	(1,621)	(7,386)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	139,239	313,438	39,374	97,438
Reinvestment of dividends & distributions	17,373	73,796	1,508	6,671
Cost of shares redeemed	(158,235)	(511,053)	(51,307)	(91,098)
Net Increase (Decrease) from Class A Transactions	(1,623)	(123,819)	(10,425)	13,011
Net Increase (Decrease) in Net Assets	187,118	(181,120)	(3,015)	15,433
Net Assets
Beginning of Period	2,064,146	2,245,266	297,237	281,804
End of Period	$2,251,264	$2,064,146	$294,222	$297,237

† Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

340	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20	06/01/20 to 11/30/20	06/01/19 to 05/31/20

$9,516	$32,478	$46,065	$92,887	$13,563	$36,714	$8,924	$20,066

8,216	14,216	38,721	73,736	84,011	305,034	12,702	(59,409)
—	—	—	—	(10)	15,857	(717)	40

375	7,633	83,471	159,567	242,155	(98,485)	13,110	4,511

—	—	—	—	(271)	(12,148)	(770)	(258)
18,107	54,327	168,257	326,190	339,448	246,972	33,249	(35,050)

(9,954)	(32,944)	(46,108)	(92,984)	—	(242,435)	—	(19,163)
(9,954)	(32,944)	(46,108)	(92,984)	—	(242,435)	—	(19,163)

157,119	287,161	354,203 †	509,067	104,428	198,962	39,344	142,862
9,742	32,164	45,851	92,935	—	234,959	—	18,449
(100,161)	(589,958)	(261,733)	(566,218)	(160,444)	(1,007,562)	(57,393)	(264,427)
66,700	(270,633)	138,321	35,784	(56,016)	(573,641)	(18,049)	(103,116)
74,853	(249,250)	260,470	268,990	283,432	(569,104)	15,200	(157,329)

1,284,697	1,533,947	3,323,248	3,054,258	1,722,704	2,291,808	754,191	911,520
$1,359,550	$1,284,697	$3,583,718	$3,323,248	$2,006,136	$1,722,704	$769,391	$754,191

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	341

CONSOLIDATED STATEMENT OF CASH FLOWS ($ Thousands)

For the six month period ended November 30, 2020 (Unaudited)

Multi-Asset Real Return Fund
Cash Flows from Operating Activities:

Net Increase in Net Assets from Operations	$33,249

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:

Purchase of investment securities	(332,047)

Proceeds from disposition of investment securities	365,800

Purchased options/swaptions and purchases to cover written options/swaptions	(741)

Proceeds from sale of options/swaptions and expired options/swaptions	175

Purchases to cover securities sold short	(52,338)

Proceeds from securities sold short	24,392

Amortization (Accretion of Market Discount)	(2,512)

Net Realized Gain (Loss) on:

Investments	(18,191)

Options/Swaptions	861

Securities sold short	14,633

Net Change in Unrealized (Appreciation) Depreciation on:

Investments	(21,523)

Options/Swaptions	(614)

Securities sold short	17,259

Changes in Assets:

Cash pledged as collateral on futures contracts	(362)

Cash pledged as collateral on swap contracts	1,049

Dividends and interest receivable	(145)

Receivable for investment securities sold	597

Receivable for variation margin	2,011

Unrealized gain on forward foreign currency contracts	(1,398)

Swap contracts, at value	(1,604)

Due from broker	(747)

Prepaid expenses	(5)

Changes in Liabilities:

Payable for investment securities purchased	4,550

Payable for variation margin	(1,120)

Swap contracts, at value	(2,834)

Unrealized gain on forward foreign currency contracts	2,175

Unrealized gain on spot currency contracts	(3)

Investment advisory fees payable	4

Due to broker	(1,303)

Accrued expenses payable	(77)

Net Cash Provided by Operating Activities	29,191
Cash Flows from Financing Activities

Reverse repurchase agreements	(3,587)

Proceeds from shares issued	37,522

Cost of shares redeemed	(63,611)

Net Cash Used in Financing Activities	(29,676)

Net Change in Cash, Restricted Cash, and Foreign Currency	(485)

Cash, Restricted Cash, and Foreign Currency at Beginning of Period	$103,854

Cash, Restricted Cash, and Foreign Currency at End of Period	$103,369
Supplemental Disclosure of Cash Flow Information

Interest paid	$150

The accompanying notes are an integral part of the financial statements.

342	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2020 (Unaudited) and the years or period ended May 31, (unless otherwise indicated) For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2020@	$13.95	$0.14	$2.51	$2.65	$(0.13)	$—	$(0.13)	$16.47	19.08%	$1,035,884	0.18%	0.18%	0.47%	1.87%	47%
2020	14.73	0.30	0.66	0.96	(0.29)	(1.45)	(1.74)	13.95	5.78	941,086	0.18	0.18	0.47	2.02	76
2019	18.93	0.32	(0.28)	0.04	(0.31)	(3.93)	(4.24)	14.73	1.49	1,090,130	0.19	0.19	0.47	1.87	102
2018	20.42	0.33	2.63	2.96	(0.39)	(4.06)	(4.45)	18.93	15.00	1,368,392	0.20	0.20	0.47	1.64	68
2017	18.90	0.29	2.19	2.48	(0.25)	(0.71)	(0.96)	20.42	13.44	2,019,282	0.20	0.20	0.47	1.49	97
2016	22.89	0.33	(0.96)	(0.63)	(0.32)	(3.04)	(3.36)	18.90	(2.41)	2,086,522	0.20(2)	0.20(2)	0.47(2)	1.60	73
Large Cap Disciplined Equity Fund
Class A
2020@	$9.71	$0.09	$1.69	$1.78	$(0.05)	$—	$(0.05)	$11.44	18.36%	$1,515,192	0.18%	0.18%	0.47%	1.64%	77%
2020	10.27	0.19	0.65	0.84	(0.26)	(1.14)	(1.40)	9.71	7.23	1,380,069	0.18	0.18	0.47	1.83	139
2019	13.58	0.22	(0.39)	(0.17)	(0.22)	(2.92)	(3.14)	10.27	(0.14)	2,003,051	0.19	0.19	0.47	1.80	125
2018	13.87	0.24	1.43	1.67	(0.25)	(1.71)	(1.96)	13.58	12.43	3,033,957	0.19	0.19	0.47	1.71	134
2017	12.57	0.23	1.75	1.98	(0.24)	(0.44)	(0.68)	13.87	16.23	3,715,731	0.19	0.19	0.47	1.74	104
2016	14.38	0.24	(0.14)	0.10	(0.25)	(1.66)	(1.91)	12.57	1.34	3,592,226	0.19(2)	0.19(2)	0.47(2)	1.82	102
Large Cap Index Fund
Class A
2020@	$163.61	$1.43	$34.42	$35.85	$(1.33)	$—	$(1.33)	$198.13	22.01%	$2,067,456	0.04%	0.04%	0.13%	1.58%	8%
2020	173.92	3.26	19.13	22.39	(3.34)	(29.36)	(32.70)	163.61	12.48	1,750,464	0.04	0.04	0.13	1.87	32
2019	200.41	4.18	0.70	4.88	(4.27)	(27.10)	(31.37)	173.92	3.43	1,636,037	0.04	0.04	0.13	2.19	16
2018	182.82	3.63	22.56	26.19	(4.13)	(4.47)	(8.60)	200.41	14.53	1,989,617	0.03	0.03	0.12	1.87	16
2017	160.22	3.30	24.18	27.48	(2.83)	(2.05)	(4.88)	182.82	17.44	2,354,169	0.03	0.03	0.24	1.94	12
2016	169.36	3.26	(2.45)	0.81	(3.32)	(6.63)	(9.95)	160.22	0.76	2,061,670	0.03(2)	0.03(2)	0.25(2)	2.06	18
S&P 500 Index Fund
Class A
2020@	$16.13	$0.14	$3.06	$3.20	$(0.13)	$—	$(0.13)	$19.20	19.93%	$5,551,784	0.04%	0.04%	0.11%	1.63%	7%
2020	14.78	0.31	1.57	1.88	(0.31)	(0.22)	(0.53)	16.13	12.77	4,277,620	0.05	0.05	0.12	1.94	34
2019	14.92	0.34	0.19	0.53	(0.34)	(0.33)	(0.67)	14.78	3.77	3,975,682	0.05	0.05	0.12	2.23	21
2018	13.39	0.28	1.62	1.90	(0.30)	(0.07)	(0.37)	14.92	14.36	4,258,172	0.05	0.05	0.12	1.92	25
2017	11.60	0.24	1.76	2.00	(0.21)	—	(0.21)	13.39	17.42	4,100,863	0.06	0.06	0.12	1.98	8
2016	11.69	0.24	(0.06)	0.18	(0.24)	(0.03)	(0.27)	11.60	1.66	3,384,560	0.05(2)	0.05(2)	0.12(2)	2.11	13
Extended Market Index Fund
Class A
2020@	$14.47	$0.09	$5.14	$5.23	$(0.07)	$—	$(0.07)	$19.63	36.25%	$1,628,378	0.06%	0.06%	0.20%	1.11%	34%
2020	14.52	0.20	0.39	0.59	(0.20)	(0.44)	(0.64)	14.47	3.88	1,176,664	0.06	0.06	0.20	1.35	56
2019	15.94	0.23	(0.80)	(0.57)	(0.23)	(0.62)	(0.85)	14.52	(3.29)	937,836	0.06	0.06	0.20	1.51	46
2018	14.16	0.19	2.39	2.58	(0.21)	(0.59)	(0.80)	15.94	18.58	996,135	0.06	0.06	0.20	1.27	64
2017	12.30	0.19	2.13	2.32	(0.19)	(0.27)	(0.46)	14.16	19.03	917,907	0.06	0.06	0.19	1.43	20
2016	13.69	0.18	(0.98)	(0.80)	(0.18)	(0.41)	(0.59)	12.30	(5.66)	714,258	0.07(2)	0.07(2)	0.20(2)	1.49	27
Small Cap Fund
Class A
2020@	$11.91	$0.08	$3.26	$3.34	$(0.05)	$—	$(0.05)	$15.20	28.09%	$279,366	0.44%	0.44%	0.72%	1.28%	59%
2020	13.66	0.16	(0.99)	(0.83)	(0.19)	(0.73)	(0.92)	11.91	(7.04)	228,900	0.45	0.45	0.72	1.16	127
2019	18.76	0.18	(1.81)	(1.63)	(0.16)	(3.31)	(3.47)	13.66	(7.71)	267,012	0.44	0.44	0.72	1.09	109
2018	17.83	0.12	2.64	2.76	(0.12)	(1.71)	(1.83)	18.76	16.30	375,607	0.43	0.43	0.72	0.68	115
2017	15.99	0.13	2.33	2.46	(0.15)	(0.47)	(0.62)	17.83	15.40	513,528	0.44	0.44	0.72	0.77	114
2016	19.06	0.17	(1.18)	(1.01)	(0.19)	(1.87)	(2.06)	15.99	(4.99)	502,222	0.46(2)	0.46(2)	0.72(2)	0.99	115

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
@	For the six-month period ended November 30, 2020. All ratios for the period have been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	343

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2020 (Unaudited) and the years or period ended May 31, (unless otherwise indicated) For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap II Fund
Class A
2020@	$8.95	$0.05	$2.84	$2.89	$(0.03)	$—	$(0.03)	$11.81	32.40%	$395,922	0.43%	0.43%	0.72%	1.02%	69%
2020	9.93	0.09	(0.54)	(0.45)	(0.10)	(0.43)	(0.53)	8.95	(5.20)	312,950	0.44	0.44	0.72	0.92	136
2019	13.22	0.09	(1.14)	(1.05)	(0.08)	(2.16)	(2.24)	9.93	(6.98)	337,113	0.43	0.43	0.72	0.73	129
2018	12.65	0.08	2.27	2.35	(0.08)	(1.70)	(1.78)	13.22	19.97	442,285	0.42	0.42	0.72	0.60	127
2017	11.14	0.07	1.52	1.59	(0.08)	—^	(0.08)	12.65	14.27	462,730	0.43	0.43	0.72	0.61	111
2016	12.95	0.08	(0.89)	(0.81)	(0.08)	(0.92)	(1.00)	11.14	(6.07)	455,742	0.45 (2)	0.45 (2)	0.72 (2)	0.70	134
Small/Mid Cap Equity Fund
Class A
2020@	$9.23	$0.06	$2.25	$2.31	$(0.05)	$—	$(0.05)	$11.49	25.13%	$1,088,667	0.41%	0.41%	0.72%	1.12%	48%
2020	10.27	0.13	(0.43)	(0.30)	(0.11)	(0.63)	(0.74)	9.23	(3.80)	879,022	0.41	0.41	0.72	1.24	111
2019	13.63	0.14	(1.17)	(1.03)	(0.10)	(2.23)	(2.33)	10.27	(6.58)	1,178,532	0.42	0.42	0.72	1.18	116
2018	13.19	0.10	1.97	2.07	(0.14)	(1.49)	(1.63)	13.63	16.52	1,596,828	0.42	0.42	0.72	0.76	107
2017	11.98	0.10	1.75	1.85	(0.11)	(0.53)	(0.64)	13.19	15.53	1,730,233	0.44	0.44	0.72	0.80	84
2016	14.89	0.12	(0.99)	(0.87)	(0.13)	(1.91)	(2.04)	11.98	(5.33)	1,642,784	0.46 (2)	0.46 (2)	0.72 (2)	0.93	104
U.S. Equity Factor Allocation Fund
Class A
2020@	$10.67	$0.11	$1.83	$1.94	$(0.09)	$—	$(0.09)	$12.52	18.31%	$1,063,512	0.02%	0.02%	0.31%	1.94%	24%
2020	10.18	0.22	0.51	0.73	(0.24)	—	(0.24)	10.67	7.21	756,195	0.02	0.02	0.32	2.03	39
2019	10.17	0.23	(0.05)	0.18	(0.17)	—	(0.17)	10.18	1.74	873,180	0.02	0.02	0.32	2.18	43
2018(3)	10.00	0.03	0.14	0.17	—	—	—	10.17	1.70	255,550	0.04	0.04	0.34	2.66	–
U.S. Managed Volatility Fund
Class A
2020@	$12.17	$0.14	$1.06	$1.20	$(0.12)	$—	$(0.12)	$13.25	9.96%	$1,328,438	0.20%	0.20%	0.72%	2.27%	31%
2020	13.01	0.33	(0.29)	0.04	(0.31)	(0.57)	(0.88)	12.17	(0.31)	1,216,680	0.20	0.20	0.72	2.48	58
2019	14.34	0.36	0.56	0.92	(0.36)	(1.89)	(2.25)	13.01	7.10	1,181,573	0.20	0.20	0.72	2.56	39
2018	14.83	0.34	0.82	1.16	(0.39)	(1.26)	(1.65)	14.34	7.81	1,287,447	0.23	0.23	0.72	2.31	58
2017	13.92	0.34	1.54	1.88	(0.30)	(0.67)	(0.97)	14.83	13.93	1,481,081	0.24	0.24	0.72	2.38	40
2016	14.64	0.34	0.13	0.47	(0.35)	(0.84)	(1.19)	13.92	3.71	1,524,568	0.24 (2)	0.24 (2)	0.72 (2)	2.47	62
Global Managed Volatility Fund
Class A
2020@	$10.88	$0.13	$0.76	$0.89	$—	$—	$—	$11.77	8.18%	$2,925,166	0.24%	0.24%	0.72%	2.35%	26%
2020	11.53	0.30	(0.35)	(0.05)	(0.40)	(0.20)	(0.60)	10.88	(1.08)	2,738,825	0.24	0.24	0.72	2.57	47
2019	12.05	0.35	(0.02)	0.33	(0.44)	(0.41)	(0.85)	11.53	3.14	2,490,831	0.24	0.24	0.72	2.88	42
2018	11.72	0.32	0.55	0.87	(0.27)	(0.27)	(0.54)	12.05	7.41	2,256,778	0.24	0.24	0.72	2.68	37
2017	10.78	0.31	1.10	1.41	(0.26)	(0.21)	(0.47)	11.72	13.50	1,633,683	0.25	0.25	0.73	2.80	36
2016(4)	10.00	0.12	0.66	0.78	—	—	—	10.78	7.80	1,061,014	0.26 (2)	0.26 (2)	0.73 (2)	3.34	42
World Equity Ex-US Fund
Class A
2020@	$11.67	$0.10	$2.69	$2.79	$—	$—	$—	$14.46	23.91%	$9,686,845	0.29%	0.29%	0.62%	1.54%	36%
2020	12.08	0.22	(0.30)	(0.08)	(0.33)	—	(0.33)	11.67	(1.00)	8,115,314	0.31	0.31	0.62	1.80	92
2019	13.78	0.29	(1.35)	(1.06)	(0.28)	(0.36)	(0.64)	12.08	(7.34)	8,327,272	0.31	0.31	0.62	2.25	75
2018	12.63	0.28	1.19	1.47	(0.28)	(0.04)	(0.32)	13.78	11.60	8,559,023	0.32	0.32	0.62	2.03	75
2017	10.80	0.25	1.80	2.05	(0.22)	—	(0.22)	12.63	19.28	8,174,354	0.32	0.32	0.62	2.20	71
2016	12.68	0.23	(1.83)	(1.60)	(0.23)	(0.05)	(0.28)	10.80	(12.60)	6,923,937	0.33 (2)	0.33 (2)	0.63 (2)	2.11	50

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

^	Amount represents less than $0.005.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)	Commenced operations on April 26, 2018. All ratios for the period have been annualized.
(4)	Commenced operations on January 29, 2016. All ratios for the period have been annualized.
@	For the six-month period ended November 30, 2020. All ratios for the period have been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

344	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2020 (Unaudited) and the years or period ended May 31, (unless otherwise indicated) For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Screened World Equity Ex-US Fund
Class A
2020@	$10.05	$0.10	$2.34	$2.44	$—		$—	$—	$12.49	24.28%	$112,427	0.36%	0.36%	0.81%	1.67%	44%
2020	10.31	0.22	(0.16)	0.06	(0.32)	(2)	—	(0.32)	10.05	0.17	101,167	0.35	0.35	0.81	2.03	77
2019	11.48	0.24	(1.03)	(0.79)	(0.21)		(0.17)	(0.38)	10.31	(6.57)	98,969	0.33	0.33	0.79	2.22	52
2018	10.36	0.22	1.15	1.37	(0.25)		—	(0.25)	11.48	13.24	111,582	0.36	0.36	0.80	1.95	56
2017	8.50	0.19	1.82	2.01	(0.15)		—	(0.15)	10.36	23.99	105,426	0.35	0.35	0.79	2.03	52
2016	9.52	0.17	(1.01)	(0.84)	(0.18)		—	(0.18)	8.50	(8.78)	82,836	0.35 (3)	0.35 (3)	0.79 (3)	2.01	41
World Select Equity Fund
Class A
2020@	$8.69	$0.08	$1.87	$1.95	$—		$—	$—	$10.64	22.44%	$513,027	0.40%	0.40%	0.69%	1.76%	29%
2020	9.38	0.21	(0.51)	(0.30)	(0.39)		—	(0.39)	8.69	(3.86)	476,296	0.37	0.37	0.69	2.20	66
2019	11.30	0.23	(1.26)	(1.03)	(0.31)		(0.58)	(0.89)	9.38	(8.81)	985,177	0.31	0.31	0.65	2.18	93
2018(4)	10.00	0.18	1.30	1.48	(0.08)		(0.10)	(0.18)	11.30	14.88	1,239,095	0.30	0.30	0.63	1.82	68
Emerging Markets Equity Fund
Class A
2020@	$8.37	$0.11	$2.29	$2.40	$—		$—	$—	$10.77	28.67%	$1,205,925	0.61%	0.61%	1.17%	2.17%	37%
2020	8.99	0.16	(0.59)	(0.43)	(0.19)		—	(0.19)	8.37	(5.14)	1,008,763	0.63	0.63	1.19	1.71	59
2019	11.21	0.19	(1.43)	(1.24)	(0.19)		(0.79)	(0.98)	8.99	(10.59)	1,007,905	0.66	0.66	1.20	1.91	59
2018	10.25	0.19	1.08	1.27	(0.22)		(0.09)	(0.31)	11.21	12.37	1,094,294	0.63	0.63	1.17	1.70	97
2017	8.61	0.14	1.69	1.83	(0.19)		—	(0.19)	10.25	21.62	1,250,465	0.65	0.65	1.19	1.51	84
2016	10.01	0.14	(1.40)	(1.26)	(0.12)		(0.02)	(0.14)	8.61	(12.53)	935,399	0.70 (3)	0.70 (3)	1.24 (3)	1.67	105
Opportunistic Income Fund
Class A
2020@	$7.87	$0.12	$0.24	$0.36	$(0.11)		$—	$(0.11)	$8.12	4.62%	$982,163	0.23%	0.23%	0.52%	2.91%	31%
2020	8.24	0.31	(0.33)	(0.02)	(0.35)		—	(0.35)	7.87	(0.22)	975,466	0.24	0.24	0.52	3.81	36
2019	8.23	0.34	(0.03)	0.31	(0.30)		—	(0.30)	8.24	3.90	1,388,921	0.24	0.24	0.52	4.14	26
2018	8.29	0.27	—	0.27	(0.33)		—	(0.33)	8.23	3.36	1,850,589	0.24	0.24	0.52	3.25	45
2017	8.11	0.23	0.14	0.37	(0.19)		—	(0.19)	8.29	4.57	2,204,029	0.26	0.26	0.52	2.83	37
2016	8.25	0.22	(0.15)	0.07	(0.21)		—	(0.21)	8.11	0.93	2,129,669	0.26 (3)	0.26 (3)	0.52 (3)	2.67	35
Core Fixed Income Fund
Class A
2020@	$10.96	$0.10	$0.25	$0.35	$(0.12)		$—	$(0.12)	$11.19	3.22%	$8,179,101	0.12%	0.12%	0.36%	1.88%	164%
2020	10.35	0.29	0.74	1.03	(0.31)		(0.11)	(0.42)	10.96	10.18	7,475,630	0.12	0.12	0.37	2.77	369
2019	10.03	0.33	0.33	0.66	(0.34)		—	(0.34)	10.35	6.72	7,052,345	0.12	0.12	0.37	3.26	368
2018	10.31	0.27	(0.25)	0.02	(0.30)		—	(0.30)	10.03	0.18	6,586,334	0.12	0.12	0.37	2.67	388
2017	10.44	0.27	(0.02)	0.25	(0.27)		(0.11)	(0.38)	10.31	2.51	5,771,305	0.12	0.12	0.37	2.57	343
2016	10.62	0.28	0.02	0.30	(0.28)		(0.20)	(0.48)	10.44	2.97	5,264,859	0.13 (3)	0.13 (3)	0.37 (3)	2.66	364
High Yield Bond Fund
Class A
2020@	$7.74	$0.27	$0.73	$1.00	$(0.26)		$—	$(0.26)	$8.48	13.15%	$2,661,565	0.29%	0.29%	0.55%	6.55%	38%
2020	8.65	0.54	(0.84)	(0.30)	(0.54)		(0.07)	(0.61)	7.74	(3.73)	2,300,321	0.29	0.29	0.56	6.48	80
2019	8.81	0.55	(0.10)	0.45	(0.55)		(0.06)	(0.61)	8.65	5.32	2,681,510	0.29	0.29	0.56	6.31	60
2018	9.13	0.57	(0.25)	0.32	(0.56)		(0.08)	(0.64)	8.81	3.59	2,903,499	0.29	0.29	0.55	6.29	59
2017	8.53	0.59	0.66	1.25	(0.58)		(0.07)	(0.65)	9.13	15.05	2,940,816	0.30	0.30	0.55	6.61	65
2016	9.41	0.58	(0.81)	(0.23)	(0.58)		(0.07)	(0.65)	8.53	(2.17)	2,639,919	0.30 (3)	0.30 (3)	0.56 (3)	6.81	50

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Includes a return of capital of $0.06 per share.
(3)	The expense ratio includes proxy expenses outside the cap.
(4)	Commenced operations on June 30, 2017. All ratios for the period have been annualized.
@	For the six-month period ended November 30, 2020. All ratios for the period have been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	345

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2020 (Unaudited) and the years or period ended May 31, (unless otherwise indicated) For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Long Duration Fund
Class A
2020@	$9.57	$0.15	$0.50	$0.65	$(0.15)	$—	$(0.15)	$10.07	6.83%	$1,375,324	0.15%		0.15%		0.37%		3.03%	49%
2020	8.59	0.31	1.41	1.72	(0.31)	(0.43)	(0.74)	9.57	20.85	1,297,733	0.15		0.15		0.37		3.46	109
2019	8.17	0.33	0.47	0.80	(0.33)	(0.05)	(0.38)	8.59	10.21	1,427,817	0.15		0.15		0.37		4.05	102
2018	8.47	0.33	(0.24)	0.09	(0.33)	(0.06)	(0.39)	8.17	0.92	1,965,417	0.15		0.15		0.37		3.88	104
2017	8.68	0.34	0.02	0.36	(0.34)	(0.23)	(0.57)	8.47	4.41	2,160,286	0.15		0.15		0.37		3.94	76
2016	8.92	0.36	0.14	0.50	(0.36)	(0.38)	(0.74)	8.68	6.19	2,775,237	0.15	(2)	0.15	(2)	0.37	(2)	4.23	72
Long Duration Credit Fund
Class A
2020@	$11.90	$0.19	$0.73	$0.92	$(0.19)	$—	$(0.19)	$12.63	7.76%	$4,545,660	0.15%		0.15%		0.37%		3.04%	24%
2020	10.42	0.39	1.51	1.90	(0.39)	(0.03)	(0.42)	11.90	18.47	4,066,898	0.15		0.15		0.37		3.44	74
2019	9.92	0.39	0.51	0.90	(0.39)	(0.01)	(0.40)	10.42	9.50	3,968,559	0.15		0.15		0.37		4.03	77
2018	10.31	0.39	(0.32)	0.07	(0.39)	(0.07)	(0.46)	9.92	0.64	3,856,709	0.15		0.15		0.37		3.81	79
2017	10.26	0.40	0.07	0.47	(0.40)	(0.02)	(0.42)	10.31	4.63	3,612,106	0.15		0.15		0.37		3.87	68
2016	10.18	0.41	0.30	0.71	(0.41)	(0.22)	(0.63)	10.26	7.37	3,333,806	0.15	(2)	0.15	(2)	0.37	(2)	4.15	74
Ultra Short Duration Bond Fund
Class A
2020@	$9.99	$0.06	$0.05	$0.11	$(0.07)	$—	$(0.07)	$10.03	1.09%	$580,043	0.12%		0.12%		0.22%		1.28%	33%
2020	10.00	0.25	(0.01)	0.24	(0.25)	—	(0.25)	9.99	2.45	580,962	0.12		0.12		0.22		2.50	81
2019	9.97	0.27	0.04	0.31	(0.28)	—	(0.28)	10.00	3.12	446,319	0.12		0.12		0.22		2.74	75
2018	10.00	0.19	(0.02)	0.17	(0.20)	—	(0.20)	9.97	1.70	482,897	0.12		0.12		0.22		1.94	90
2017	9.98	0.14	0.03	0.17	(0.15)	—	(0.15)	10.00	1.76	486,747	0.12		0.12		0.22		1.42	93
2016	10.01	0.11	(0.01)	0.10	(0.13)	—	(0.13)	9.98	1.01	535,629	0.12	(2)	0.12	(2)	0.22	(2)	1.08	103
Emerging Markets Debt Fund
Class A
2020@	$9.37	$0.23	$0.71	$0.94	$(0.08)	$—	$(0.08)	$10.23	10.10%	$2,251,264	0.40%		0.40%		0.94%		4.73%	41%
2020	9.66	0.51	(0.46)	0.05	(0.34)	—	(0.34)	9.37	0.28	2,064,146	0.42		0.42		0.96		5.25	90
2019	9.66	0.57	(0.41)	0.16	(0.16)	—	(0.16)	9.66	1.63	2,245,266	0.42		0.42		0.95		6.11	96
2018	10.17	0.61	(0.46)	0.15	(0.66)	—	(0.66)	9.66	1.22	2,277,309	0.42		0.42		0.94		5.87	83
2017	9.39	0.58	0.53	1.11	(0.33)	—	(0.33)	10.17	12.19	2,211,664	0.43		0.43		0.94		5.89	82
2016	9.65	0.56	(0.73)	(0.17)	(0.09)	—	(0.09)	9.39	(1.77)	1,935,751	0.43	(2)	0.43	(2)	0.95	(2)	6.19	77
Real Return Fund
Class A
2020@	$9.68	$0.08	$0.22	$0.30	$(0.06)	$—	$(0.06)	$9.92	3.07%	$294,222	0.02%		0.02%		0.29%		1.66%	18%
2020	9.60	0.19	0.13	0.32	(0.24)	—	(0.24)	9.68	3.44	297,237	0.02		0.02		0.29		1.94	49
2019	9.51	0.20	0.06	0.26	(0.17)	—	(0.17)	9.60	2.83	281,804	0.02		0.02		0.29		2.15	40
2018	9.65	0.22	(0.18)	0.04	(0.18)	—	(0.18)	9.51	0.48	170,843	0.08	(3)	0.08	(3)	0.29	(3)	2.27	55
2017	9.64	0.21	(0.04)	0.17	(0.16)	—	(0.16)	9.65	1.76	160,138	0.08		0.08		0.29		2.17	47
2016	9.59	0.08	(0.03)	0.05	—	—	—	9.64	0.52	149,972	0.08	(2)	0.08	(2)	0.29	(2)	0.87	80

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.08%, 0.08%, and 0.29%, respectively.

@	For the six-month period ended November 30, 2020. All ratios for the period have been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

346	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

FINANCIAL HIGHLIGHTS / CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended November 30, 2020 (Unaudited) and the years or period ended May 31, (unless otherwise indicated) For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Limited Duration Bond Fund
Class A
2020@	$10.13	$0.07	$0.08	$0.15	$(0.08)	$—	$(0.08)	$10.20	1.45%	$1,359,550	0.11%	0.11%	0.32%	1.44%	72%
2020	9.96	0.23	0.18	0.41	(0.24)	—	(0.24)	10.13	4.14	1,284,697	0.11	0.11	0.32	2.35	146
2019	9.87	0.26	0.09	0.35	(0.26)	—	(0.26)	9.96	3.59	1,533,947	0.11	0.11	0.32	2.63	155
2018	9.97	0.18	(0.10)	0.08	(0.18)	—	(0.18)	9.87	0.81	1,397,610	0.11	0.11	0.32	1.79	150
2017	10.00	0.14	(0.02)	0.12	(0.15)	—^	(0.15)	9.97	1.21	1,347,212	0.11	0.11	0.32	1.42	92
2016	10.01	0.12	0.01	0.13	(0.13)	(0.01)	(0.14)	10.00	1.26	1,156,258	0.12	0.12	0.32	1.25	134
Intermediate Duration Credit Fund
Class A
2020@	$10.88	$0.15	$0.40	$0.55	$(0.15)	$—	$(0.15)	$11.28	5.07%	$3,583,718	0.15%	0.15%	0.32%	2.67%	41%
2020	10.10	0.32	0.78	1.10	(0.32)	—	(0.32)	10.88	10.99	3,323,248	0.15	0.15	0.32	3.01	134
2019	9.75	0.32	0.35	0.67	(0.32)	—	(0.32)	10.10	7.00	3,054,258	0.15	0.15	0.32	3.25	122
2018	10.02	0.29	(0.27)	0.02	(0.29)	—	(0.29)	9.75	0.14	2,675,195	0.15	0.15	0.32	2.87	155
2017	9.96	0.27	0.06	0.33	(0.27)	—	(0.27)	10.02	3.38	1,688,561	0.15	0.15	0.32	2.72	151
2016	9.82	0.26	0.14	0.40	(0.26)	—	(0.26)	9.96	4.16	1,440,434	0.15	0.15	0.32	2.66	181
Dynamic Asset Allocation Fund
Class A
2020@	$19.41	$0.16	$3.69	$3.85	$—	$—	$—	$23.26	19.84%	$2,006,136	0.08%	0.08%	0.67%	1.45%	5%
2020	19.62	0.37	2.02	2.39	(0.61)	(1.99)	(2.60)	19.41	11.85	1,722,704	0.08	0.08	0.67	1.83	10
2019	19.83	0.40	(0.27)	0.13	(0.13)	(0.21)	(0.34)	19.62	0.75	2,291,808	0.08	0.08	0.67	1.98	5
2018	18.57	0.36	1.65	2.01	(0.50)	(0.25)	(0.75)	19.83	10.83	2,503,365	0.07	0.07	0.66	1.85	12
2017	15.83	0.34	2.67	3.01	(0.27)	—	(0.27)	18.57	19.17	2,474,189	0.08	0.08	0.66	2.00	8
2016	16.97	0.33	(0.41)	(0.08)	(0.91)	(0.15)	(1.06)	15.83	(0.32)	2,079,154	0.08	0.08	0.67	2.08	12
Multi-Asset Real Return Fund
Class A
2020@	$7.36	$0.09	$0.24	$0.33	$—	$—	$—	$7.69	4.48%	$769,391	0.41%(2)	0.41%(2)	0.83%(2)	2.34%	27%
2020	7.78	0.17	(0.42)	(0.25)	(0.17)	—	(0.17)	7.36	(3.38)	754,191	0.88(2)	0.88(2)	1.30(2)	2.26	53
2019	8.06	0.19	(0.20)	(0.01)	(0.27)	—	(0.27)	7.78	0.03	911,520	1.00(3)	1.00(3)	1.43(3)	2.36	22
2018	8.07	0.18	(0.06)	0.12	(0.13)	—	(0.13)	8.06	1.45	979,909	0.72(2)	0.72(2)	1.14(2)	2.23	22
2017	8.28	0.17	(0.24)	(0.07)	(0.14)	—	(0.14)	8.07	(0.85)	766,218	0.53(4)	0.53(4)	0.90(4)	2.02	58
2016	8.64	0.10	(0.38)	(0.28)	(0.08)	—	(0.08)	8.28	(3.19)	733,029	0.54(5)	0.54(5)	0.90(5)	1.17	91

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

^	Amount represents less than $0.005.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.20%, 0.20% and 0.62%, respectively.

(3)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.19%, 0.19% and 0.62%, respectively.

(4)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.25%, 0.25% and 0.62%, respectively

(5)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.31%, 0.31% and 0.67%, respectively.

@	For the six-month period ended November 30, 2020. All ratios for the period have been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	347

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2020 (Unaudited)

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 27 registered funds: Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Intermediate Duration Credit, Dynamic Asset Allocation and Multi-Asset Real Return (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. (the “Subsidiaries”) are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds, respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows of Multi-Asset Real Return Fund and Consolidated Financial Highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing

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a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee

(the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that

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could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Emerging Markets Debt and Multi-Asset Real Return Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate

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obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

For the period ended November 30, 2020, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income and expense is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Consent fees and amendment income received from Bank Loans is recorded as interest income in the accompanying Statement of Operations.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities and

Consolidated Statement of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Cash Equivalents, as shown on the Summary Schedule of Investments or Schedule of Investments, are classified as Investments on the Statements of Assets and Liabilities.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Assets are then segregated to cover the requirements to repurchase the assets. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open reverse repurchase agreements as of November 30, 2020, if applicable.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

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Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2020, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When

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contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of November 30, 2020, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. Refer to each Fund’s Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding Master Limited Partnerships, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The World Select Equity, Core Fixed Income, Dynamic Asset Allocation and Multi-Asset Real Return Funds had options/swaption contracts as of November 30, 2020, as disclosed in the Funds’ Schedule of Investments or Consolidated Summary Schedule of Investments. The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2020, if applicable.

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Securities Sold Short—To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Fund’s short position as required by the 1940 Act. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of November 30, 2020, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting

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changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of November 30, 2020, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying

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security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at November 30, 2020. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclosed consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond and Intermediate Duration Credit Funds; declared and paid at least annually for the Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Limited Duration Bond, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, with the exception of the World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Restricted Securities — As of November 30, 2020, the following Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without

356	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, this Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at November 30, 2020, were as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

High Yield Bond Fund
Aventine (Escrow Security)	2,600	11/30/2010	11/30/2010	$0	$0	0.00%

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation

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or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of November 30, 2020, the Multi-Asset Real Return Fund is the buyer (“receiving protection”) on a total notional amount of $149.6 million. Additionally, the Core Fixed Income, High Yield Bond, and Multi-Asset Real Return Funds are the sellers (“providing protection”) on a total notional amount of $254 million, $3.8 million and $14.6 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

Core Fixed Income Fund

Written Credit Derivative Contracts	Single Name CDS		CDS Index

Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$—	$—	$—	$4,262,820	$4,262,820

Maximum potential amount of future payments	—	—	—	253,865,000	253,865,000

Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)(1)	—	—	—	—	—

Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

(1)

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term

	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total

Current credit spread* on underlying (in basis points)

0-100	$—	$—	$229,898,000	$23,967,000	$—	$253,865,000

Greater than 100	—	—	—	—	—	—

Total	$—	$—	$229,898,000	$23,967,000	$—	$253,865,000

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

High Yield Bond Fund

Written Credit Derivative Contracts	Single Name CDS		CDS Index

Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$—	$—	$—	$303,871	$303,871

Maximum potential amount of future payments	—	—	—	3,839,000	3,839,000

Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)(1)	—	—	—	—	—

Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

(1)

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term

	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total

Current credit spread* on underlying (in basis points)

0-200	$—	$—	$—	$—	$—	$—

201-300	—	—	3,839,000	—	—	3,839,000

Greater than 300	—	—	—	—	—	—

Total	$—	$—	$3,839,000	$—	$—	$3,839,000

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

358	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Multi-Asset Real Return Fund

Written Credit Derivative Contracts	Single Name CDS		CDS Index

Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$—	$—	$(4,007,611)	$—	$(4,007,611)

Maximum potential amount of future payments	—	—	14,646,000	—	14,646,000

Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)(1)	—	—	—	—	—

Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

(1)

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term

	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total

Current credit spread* on underlying (in basis points)

0-400	$—	$—	$—	$—	$—	$—

Greater than 400	—	—	—	—	14,646,000	14,646,000
Total	$—	$—	$—	$—	$14,646,000	$14,646,000

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments and the Statements of Operations or Consolidated Statements of Operations.

The fair value of derivative instruments as of November 30, 2020 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

Large Cap Disciplined Equity Fund

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$2,842	*	Net Assets — Unrealized depreciation on futures contracts	$—	*

	Net Assets — Unrealized appreciation on swap contracts	389	†	Net Assets — Unrealized depreciation on swap contracts	1,364	†

Total derivatives not accounted for as hedging instruments		$3,231			$1,364

Global Managed Volatility Fund

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$1,673	*	Net Assets — Unrealized depreciation on futures contracts	$4	*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	71		Unrealized loss on forward foreign currency contracts	7,313

Total derivatives not accounted for as hedging instruments		$1,744			$7,317

World Equity Ex-US Fund

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$3,134	*	Net Assets — Unrealized depreciation on futures contracts	$46	*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,080		Unrealized loss on forward foreign currency contracts	3,823

Total derivatives not accounted for as hedging instruments		$4,214			$3,869

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	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

Screened World Select Equity Ex-US Fund

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$23	*	Net Assets — Unrealized depreciation on futures contracts	$10	*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4		Unrealized loss on forward foreign currency contracts	9

Total derivatives not accounted for as hedging instruments		$27			$19

World Select Equity Fund

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$5,506	*	Net Assets — Unrealized depreciation on futures contracts	$3,941	*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,136		Unrealized loss on forward foreign currency contracts	2,272

	Options purchased, at value	7		Options written, at value	—

Total derivatives not accounted for as hedging instruments		$7,649			$6,213

Core Fixed Income Fund

Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,306	*	Net Assets — Unrealized depreciation on futures contracts	$3,574	*

	Net Assets — Unrealized appreciation on swap contracts	3,965	†	Net Assets — Unrealized depreciation on swap contracts	36	†

	Options purchased, at value	133		Options written, at value	233

Credit contracts	Net Assets — Unrealized appreciation on swap contracts	4,455	†	Net Assets — Unrealized depreciation on swap contracts	265	†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,125		Unrealized loss on forward foreign currency contracts	268

Total derivatives not accounted for as hedging instruments		$10,984			$4,376

Emerging Markets Debt Fund

Interest rate contracts	Net Assets — Unrealized appreciation on swaps contracts	$7,013	†	Net Assets — Unrealized depreciation on swap contracts	$3,748	†

	Net Assets — Unrealized appreciation on future contracts	1,086	*	Net Assets — Unrealized depreciation on future contracts	753	*

Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	513	†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	14,596		Unrealized loss on forward foreign currency contracts	17,323

	Net Assets — Unrealized appreciation on swap contracts	184		Net Assets — Unrealized depreciation on swap contracts	—

Total derivatives not accounted for as hedging instruments		$22,879			$22,337

Dynamic Asset Allocation Fund

Interest rate contracts	Swaptions purchased, at value	$23,193		Swaptions written, at value	$—

Commodity contracts	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	17,471	†

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	14,035	*	Net Assets — Unrealized depreciation on futures contracts	—	*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	42		Unrealized loss on forward foreign currency contracts	107

Total derivatives not accounted for as hedging instruments		$37,270			$17,578

360	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

Multi-Asset Real Return Fund

Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$ 59	*	Net Assets — Unrealized depreciation on futures contracts	$ 219	*

	Net Assets — Unrealized appreciation on swap contracts	182	†	Net Assets — Unrealized depreciation on swap contracts	4,577	†

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	2,079	*

Credit contracts	Net Assets — Unrealized appreciation on swaps contracts	511	†	Net Assets — Unrealized depreciation on swaps contracts	4,168	†

Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	7,220	*	Net Assets — Unrealized depreciation on futures contracts	4,366	*

	Net Assets — Unrealized appreciation on swap contracts	795	†	Net Assets — Unrealized depreciation on swap contracts	114	†

	Options purchased, at value	1,211		Options written, at value	300

	Swaptions purchased, at value	—		Swaptions written, at value	15

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,471		Unrealized loss on forward foreign currency contracts	2,419

Total derivatives not accounted for as hedging instruments		$11,449			$18,257

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations or Consolidated Statements of Operations for the period ended November 30, 2020.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total

Large Cap Disciplined Equity Fund
Equity contracts	$—	$—	$ 4,791	$—	$—	$4,791
Credit contracts	—	—	—	—	(2,882)	(2,882)
Total	$—	$—	$ 4,791	$—	$(2,882)	$1,909

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$(28,678)	$—	$(28,678)
Equity contracts	—	—	6,263	—	—	6,263
Total	$—	$—	$6,263	$(28,678)	$—	$(22,415)

World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$(12,028)	$—	$(12,028)
Equity contracts	—	—	21,550	—	—	21,550
Total	$—	$—	$21,550	$(12,028)	$—	$9,522

Screened World Select Equity Ex-US Fund
Interest rate contracts	$—	$—	$—	$(118)	$—	$(118)
Equity contracts	—	—	256	—	—	256
Total	$—	$—	$256	$(118)	$—	$138

World Select Equity Fund
Foreign exchange contracts	$—	$(1,510)	$—	$261	$—	$(1,249)
Equity contracts	—	—	6,180	—	—	6,180
Total	$—	$(1,510)	$6,180	$261	$—	$4,931

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Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total

Core Fixed Income Fund
Interest rate contracts	$379	$859	$278	$—	$(22,335)	$(20,819)
Foreign exchange contracts	—	—	—	(272)	—	(272)
Credit contracts	252	—	—	—	1,803	2,055
Total	$631	$859	$278	$(272)	$(20,532)	$(19,036)

Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$1,894	$—	$(992)	$902
Foreign exchange contracts	—	(376)	—	(4,586)	42	(4,920)
Credit contracts	—	—	—	—	(2,745)	(2,745)
Total	$—	$(376)	$1,894	$(4,586)	$(3,695)	$(6,763)

Dynamic Asset Allocation Fund
Interest rate contracts	$—	$(3,912)	$—	$—	$—	$(3,912)
Equity contracts	—	—	25,202	—	—	25,202
Commodity contracts	—	—	—	—	34,680	34,680
Total	$—	$(3,912)	$25,202	$—	$34,680	$55,970

Multi-Asset Real Return Fund
Interest rate contracts	$492	$—	$988	$—	$(1,424)	$56
Foreign exchange contracts	—	—	—	(835)	—	(835)
Credit contracts	—	—	—	—	(3,270)	(3,270)
Equity contracts	—	—	(10,144)	—	—	(10,144)
Commodity contracts	—	(1,353)	18,529	—	5,326	22,502
Total	$492	$(1,353)	$9,373	$(835)	$632	$8,309

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total

Large Cap Disciplined Equity Fund
Equity contracts	$—	$—	$2,499	$—	$—	$2,499
Credit contracts	—	—	—	—	(975)	(975)
Total	$—	$—	$2,499	$—	$(975)	$1,524

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$(2,354)	$—	$(2,354)
Equity contracts	—	—	81	—	—	81
Total	$—	$—	$81	$(2,354)	$—	$(2,273)

World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$5	$—	$5
Equity contracts	—	—	(2,055)	—	—	(2,055)
Total	$—	$—	$(2,055)	$5	$—	$(2,050)

Screened World Select Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$22	$—	$22
Equity contracts	—	—	(27)	—	—	(27)
Total	$—	$—	$(27)	$22	$—	$(5)

World Select Equity Fund
Foreign exchange contracts	$—	$(61)	$—	$(412)	$—	$(473)
Equity contracts	—	—	(948)	—	—	(948)
Total	$—	$(61)	$(948)	$(412)	$—	$(1,421)

Core Fixed Income Fund
Interest rate contracts	$(381)	$(402)	$(2,866)	$—	$27,211	$23,562
Foreign exchange contracts	—	—	—	941	—	941
Credit contracts	(252)	—	—	—	893	641
Total	$(633)	$(402)	$(2,866)	$941	$28,104	$25,144

Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$(2,015)	$—	$(950)	$(2,965)
Foreign exchange contracts	—	347	—	2,061	280	2,688
Credit contracts	—	—	—	—	1,486	1,486
Total	$—	$347	$(2,015)	$2,061	$816	$1,209

362	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total

Dynamic Asset Allocation Fund
Foreign exchange contracts	$—	$1,873	$—	$(272)	$—	$1,601
Equity contracts	3,553	—	5,529	—	—	9,082
Commodity contracts	—	—	—	—	(35,317)	(35,317)
Total	$3,553	$1,873	$5,529	$(272)	$(35,317)	$(24,634)

Multi-Asset Real Return Fund
Interest rate contracts	$257	$—	$116	$—	$(865)	$(492)
Foreign exchange contracts	—	—	—	(777)	—	(777)
Credit contracts	—	—	—	—	2,747	2,747
Equity contracts	—	—	4,548	—	—	4,548
Commodity contracts	—	357	1,096	—	590	2,043
Total	$257	$357	$5,760	$(777)	$2,472	$8,069

The following table discloses the volume of the Funds’ futures contracts, option contracts, forward foreign currency contracts and swap contracts activity during the period ended November 30, 2020 ($ Thousands):

	Large Cap Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund

Futures Contracts:

Commodity Contracts
Average Notional Balance Long	$–	$58,297	$–	$–	$–
Ending Notional Balance Long	–	58,297	–	–	–

Equity Contracts
Average Notional Balance Long	9,568	29,227	13,568	84,827	9,055
Ending Notional Balance Long	4,987	44,984	16,421	88,452	10,520

Swaps:

Equity Contracts
Average Notional Balance Long	–	69,713	–	–	–
Ending Notional Balance Long	–	74,541	–	–	–

	U.S. Equity Factor Allocation Fund	U.S. Managed Volatility Fund

Futures Contracts:

Equity Contracts
Average Notional Balance Long	$6,716	$14,913
Ending Notional Balance Long	8,206	13,177

	Global Managed Volatility Fund	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	World Select Equity Fund

Futures Contracts:

Equity Contracts
Average Notional Balance Long	$20,619	$70,776	$1,977	$72,320
Average Notional Balance Short	–	–	–	45,189
Ending Notional Balance Long	33,777	97,894	2,796	75,458
Ending Notional Balance Short	–	–	–	46,026

Forward Foreign Currency Contracts:
Average Notional Balance Long	–	498,955	2,850	327,670
Average Notional Balance Short	–	501,475	2,893	327,539
Ending Notional Balance Long	–	696,321	1,406	333,107
Ending Notional Balance Short	–	699,063	1,411	333,244

Options/Swaptions:

Currency
Average Notional Balance Long†	–	–	–	51
Ending Notional Balance Long†	–	–	–	44

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	363

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2020 (Unaudited)

	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund

Futures Contracts:

Equity Contracts
Average Notional Balance Long	$15,694	$–	$–	$–
Ending Notional Balance Long	8,576	–	–	–

Interest Contracts
Average Notional Balance Long	–	–	1,179,937	–
Average Notional Balance Short	–	33,538	1,914,281	–
Ending Notional Balance Long	–	–	1,033,462	–
Ending Notional Balance Short	–	53,687	2,129,824	–

Forward Foreign Currency Contracts:
Average Notional Balance Long	506	–	90,453	–
Average Notional Balance Short	506	–	89,585	–
Ending Notional Balance Long	595	–	95,392	–
Ending Notional Balance Short	594	–	93,679	–

Swaps:

Credit Contracts
Average Notional Balance Short	–	–	510,685	3,839
Ending Notional Balance Short	–	–	507,730	3,839

Interest Contracts
Average Notional Balance	–	–	264,857	–
Ending Notional Balance	–	–	261,406	–

Options/Swaptions:

Interest
Average Notional Balance Long†	–	–	1,227	–
Average Notional Balance Short†	–	–	1,260	–
Ending Notional Balance Long†	–	–	636	–
Ending Notional Balance Short†	–	–	710	–

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund

Futures Contracts:

Equity Contracts
Average Notional Balance Long	$–	$–	$35,894	$–
Average Notional Balance Short	–	–	5,436	–
Ending Notional Balance Long	–	–	35,888	–
Ending Notional Balance Short	–	–	5,415	–
Interest Contracts
Average Notional Balance Long	117,607	143,012	–	85,012
Average Notional Balance Short	67,415	100,802	–	43,836
Ending Notional Balance Long	112,894	142,362	–	95,391
Ending Notional Balance Short	67,027	106,992	–	54,006

Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	506
Average Notional Balance Short	–	–	–	506
Ending Notional Balance Long	–	–	–	595
Ending Notional Balance Short	–	–	–	594

Swaps:

Credit Contracts
Average Notional Balance Long	–	–	–	15,783
Ending Notional Balance Long	–	–	–	15,302

Options/Swaptions:

Currency
Average Notional Balance Long†	–	–	–	188

	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

Futures Contracts:

Commodity Contracts
Average Notional Balance Long	$–	$–	$–	$123,243

364	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

Futures Contracts: (continued)
Average Notional Balance Short	–	–	–	21,850
Ending Notional Balance Long	–	–	–	132,980
Ending Notional Balance Short	–	–	–	29,339

Equity Contracts
Average Notional Balance Long	–	–	154,662	–
Average Notional Balance Short	–	–	–	31,074
Ending Notional Balance Long	–	–	167,306	–
Ending Notional Balance Short	–	–	–	33,850

Interest Contracts
Average Notional Balance Long	5,632	4,674	–	12,258
Average Notional Balance Short	10,326	21,238	–	103,664
Ending Notional Balance Long	5,299	–	–	7,285
Ending Notional Balance Short	12,923	20,831	–	97,220

Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	151,920	125,410
Average Notional Balance Short	–	–	151,958	125,961
Ending Notional Balance Long	–	–	158,211	171,673
Ending Notional Balance Short	–	–	158,275	172,621

Swaps:

Total Return Basket Swaps
Average Notional Balance Long	–	–	199,199	–
Ending Notional Balance Long	–	–	207,232	–

Total Return Contracts
Average Notional Balance Short	–	–	–	23,070
Ending Notional Balance Short	–	–	–	15,380

Credit Contracts
Average Notional Balance Long	–	–	–	165,619
Average Notional Balance Short	–	–	–	24,853
Ending Notional Balance Long	–	–	–	149,554
Ending Notional Balance Short	–	–	–	14,646

Interest Contracts
Average Notional Balance	–	–	–	209,400
Ending Notional Balance	–	–	–	213,113
Commodity Contracts
Average Notional Balance Long	–	–	–	42,187
Ending Notional Balance Long	–	–	–	43,263

Options/Swaptions:

Commodity
Average Notional Balance Long†	–	–	–	1,286
Average Notional Balance Short†	–	–	–	410
Ending Notional Balance Long†	–	–	–	1,005
Ending Notional Balance Short†	–	–	–	352

Interest
Average Notional Balance Long†	–	–	15,467	327
Average Notional Balance Short†	–	–	–	306
Ending Notional Balance Long†	–	–	15,467	654
Ending Notional Balance Short†	–	–	–	611

Credit
Average Notional Balance Long†	–	–	–	707
Ending Notional Balance Long†	–	–	–	478

†	Represents cost.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	365

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2020 (Unaudited)

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the

Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading

Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Funds Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value and variation margin of exchange-traded or centrally cleared financial derivative instruments.

Securities with an aggregate market value of $— ($ Thousands) have been pledged and $88,181 ($ Thousands) in cash has been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of November 30, 2020.

The table below summarizes the collateral pledged by Fund:

	Securities at Aggregate Market Value ($ Thousands)	Cash ($ Thousands)	Total ($ Thousands)
Large Cap Fund	$–	$339	$339
Large Cap Disciplined Equity Fund	–	3,072	3,072
Large Cap Index Fund	–	1,184	1,184
S&P 500 Index Fund	–	6,420	6,420
Extended Market Index Fund	–	859	859
U.S. Equity Factor Allocation Fund	–	660	660
U.S. Managed Volatility Fund	–	900	900
Global Managed Volatility Fund	–	3,009	3,009
World Equity Ex-US Fund	–	10,299	10,299
Screened World Equity Ex-US Fund	–	260	260
World Select Equity Fund	–	9,319	9,319
Emerging Markets Equity Fund	–	714	714
Opportunistic Income Fund	–	213	213
Core Fixed Income Fund	–	10,683	10,683
High Yield Bond Fund	–	1,046	1,046
Long Duration Fund	–	3,060	3,060
Long Duration Credit Fund	–	1,691	1,691
Ultra Short Duration Bond Fund	–	76	76
Emerging Markets Debt Fund	–	6,343	6,343
Limited Duration Bond Fund	–	382	382
Dynamic Asset Allocation Fund	–	12,012	12,012
Multi-Asset Real Return Fund	–	15,640	15,640

Total	$–	$88,181	$88,181

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and

366	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received) pledged as of November 30, 2020 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Large Cap Disciplined Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
BAML	$ —	$ —	$ —	$ —	$ —	$ —	$ 975	$ —	$ 975	$(975)	$—	$(975)
Total Over the Counter	$ —	$ —	$ —	$ —	$ —	$ —	$ 975	$ —	$ 975

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Brown Brothers Harriman	$ 71	$ —	$ —	$71	$ 7,313	$ —	$ —	$ —	$ 7,313	$(7,242)	$ —	$(7,242)
Total Over the Counter	$ 71	$ —	$ —	$ 71	$ 7,313	$ —	$ —	$ —	$ 7,313

	Financial Derivative Assets				Financial Derivative Liabilities
World Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America	$ 16	$ —	$ —	$ 16	$ —	$ —	$ —	$ —	$ —	$ 16	$—	$ 16
Barclays PLC	31	—	—	31	—	—	—	—	—	31	—	31
Citigroup	178	—	—	178	1,057	—	—	—	1,057	(879)	—	(879)
Credit Suisse	—	—	—	—	99	—	—	—	99	(99)	—	(99)
Goldman Sachs	403	—	—	403	32	—	—	—	32	371	—	371
HSBC	—	—	—	—	145	—	—	—	145	(145)	—	(145)
JPMorgan Chase Bank	157	—	—	157	16	—	—	—	16	141	—	141
Morgan Stanley	171	—	—	171	429	—	—	—	429	(258)	—	(258)
RBS	124	—	—	124	2,029	—	—	—	2,029	(1,905)	—	(1,905)
Standard Bank	—	—	—	—	16	—	—	—	16	(16)	—	(16)
Total Over the Counter	$ 1,080	$ —	$ —	$ 1,080	$ 3,823	$ —	$ —	$ —	$ 3,823

	Financial Derivative Assets				Financial Derivative Liabilities
Screened World Select Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Brown Brothers Harriman	$4	$ —	$ —	$ 4	$ 9	$ —	$ —	$ —	$ 9	$(5)	$—	$(5)
Total Over the Counter	$4	$ —	$ —	$ 4	$ 9	$ —	$ —	$ —	$ 9

	Financial Derivative Assets				Financial Derivative Liabilities
World Select Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Brown Brothers Harriman	$ 2,136	$ —	$ —	$ 2,136	$ 2,272	$ —	$ —	$ —	$ 2,272	$ (136)	$ —	$ (136)
Total Over the Counter	$ 2,136	$ —	$ —	$ 2,136	$ 2,272	$ —	$ —	$ —	$ 2,272

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	367

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2020 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
BNP Paribas	$—	$—	$—	$—	$88	$—	$—	$—	$88	$(88)	$—	$(88)
Citigroup	884	—	—	884	49	—	—	—	49	835	—	835
Goldman Sachs	241	—	—	241	131	—	—	—	131	110	—	110
Total Over the Counter	$1,125	$—	$—	$1,125	$268	$—	$—	$—	$268

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$3,336	$—	$—	$3,336	$573	$—	$—	$—	$573	$2,763	$—	$2,763
Citibank	—	—	237	237	—	—	—	—	—	237	—	237
Citigroup	4,546	—	—	4,546	8,126	—	—	—	8,126	(3,580)	—	(3,580)
Goldman Sachs	2,903	—	3,572	6,475	2,020	—	130	—	2,150	4,455	—	4,455
JPMorgan Chase Bank	1,657	—	1,461	3,118	4,686	—	49	—	4,735	(1,617)	—	(1,617)
Merrill Lynch	—	—	—	—	359	—	—	—	359	(359)	—	(359)
Morgan Stanley	264	—	—	264	298	—	—	—	298	(34)	—	(34)
Standard Bank	798	—	—	798	712	—	—	—	712	86	—	86
Standard Chartered	581	—	—	581	183	—	—	—	183	398	—	398
State Street	511	—	—	511	366	—	—	—	366	145	—	145
Total Over the Counter	$14,596	$—	$5,270	$19,866	$17,323	$—	$179	$—	$19,981

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America	$42	$23,193	$—	$23,235	$107	$—	$—	$—	$107	$23,128	$—	$23,128
BNP Paribas	—	—	—	—	—	—	17,471	—	17,471	(17,471)	—	(17,471)
Total Over the Counter	$42	$23,193	$—	$23,235	$107	$—	$17,471	$—	$17,578

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Real Return Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America	$164	$—	$—	$164	$135	$15	$—	$—	$150	$14	$—	$14
Barclays PLC	43	—	—	43	—	—	822	—	822	(779)	779	—
BNP Paribas	—	—	—	—	573	—	—	—	573	(573)	—	(573)
Brown Brothers Harriman	42	—	—	42	8	—	—	—	8	34	—	34
Chase Securities	—	—	—	—	—	—	—	94,443	94,443	(94,443)	94,443	—
Citigroup	523	—	1,804	2,327	687	—	1,506	—	2,193	134	—	134
Credit Suisse	—	—	—	—	—	—	866	—	866	(866)	—	(866)
Deutsche Bank	—	—	—	—	—	—	184	—	184	(184)	—	(184)
Goldman Sachs	402	—	91	493	—	—	1,156	—	1,156	(663)	—	(663)
HSBC	—	—	—	—	—	—	—	141,213	141,213	(141,213)	141,213	—
JPMorgan Chase	271	—	42	313	343	—	295	—	638	(325)	—	(325)
Macquarie Bank	—	—	293	293	—	—	25	—	25	268	—	268
Merrill Lynch	—	—	41	41	—	—	52	—	52	(11)	—	(11)
Morgan Stanley	—	—	144	144	596	—	—	—	596	(452)	—	(452)
Societe Generale	—	—	461	461	—	—	37	—	37	424	—	424
Standard Bank	—	—	—	—	77	—	—	—	77	(77)	—	(77)
UBS	26	—	—	26	—	—	—	—	—	26	—	26
Total Over the Counter	$1,471	$—	$2,876	$4,347	$2,419	$15	$4,943	$235,656	$243,033

(1)	Excess collateral pledged is not shown for financial reporting purposes.

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

368	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at November 30, 2020 ($ Thousands)	% of Total Net Assets at November 30, 2020
Dynamic Asset Allocation
Commodity Strategy Subsidiary, Ltd.	January 28, 2014	$153,777	7.67%
Multi-Asset Real Return
Commodity Strategy Subsidiary, Ltd.	June 27, 2013	$155,352	20.19%

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05%

of the average daily net assets of each Fund. For the period ended November 30, 2020, the Administrator has voluntarily agreed to waive all of its fee. The Funds’ Administrator may discontinue all or part of these voluntary waivers at any time.

SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC plans to voluntarily waive a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.40%	0.16%
Large Cap Disciplined Equity Fund	0.40	0.16
Large Cap Index Fund	0.05	0.01
S&P 500 Index Fund	0.03	0.01
Extended Market Index Fund	0.12	0.03
Small Cap Fund	0.65	0.42
Small Cap II Fund	0.65	0.41
Small/Mid Cap Equity Fund	0.65	0.39
U.S. Equity Factor Allocation Fund	0.25	0.00
U.S. Managed Volatility Fund	0.65	0.18
Global Managed Volatility Fund	0.65	0.22
World Equity Ex-US Fund	0.55	0.27
Screened World Equity Ex-US Fund	0.65	0.25
World Select Equity Fund	0.55	0.31
Emerging Markets Equity Fund(1)	1.05	0.54
Opportunistic Income Fund	0.45	0.21
Core Fixed Income Fund	0.30	0.10
High Yield Bond Fund	0.4875	0.27
Long Duration Fund	0.30	0.13
Long Duration Credit Fund	0.30	0.13
Ultra Short Duration Bond Fund	0.15	0.10
Emerging Markets Debt Fund	0.85	0.36
Real Return Fund	0.22	0.00
Limited Duration Bond Fund	0.25	0.09
Intermediate Duration Credit Fund	0.25	0.13
Dynamic Asset Allocation Fund	0.60	0.06
Multi-Asset Real Return Fund	0.55	0.18

(1)

Effective September 30, 2020, SIMC, the Fund’s investment adviser, has contractually agreed to waive or reduce its management fee for a period of one year as necessary to keep the management fee paid by the Fund during the fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until September 30, 2021 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	369

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2020 (Unaudited)

As of November 30, 2020, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Large Cap Fund

Acadian Asset Management LLC

Coho Partners, Ltd.

Fred Alger Management, Inc.

LSV Asset Management*

Mar Vista Investment Partners, LLC

Schafer Cullen Capital Management, Inc.

Large Cap Disciplined Equity Fund

Acadian Asset Management LLC

Ceredex Value Advisors, LLC

Coho Partners, Ltd.

Mackenzie Investments Corporation

QMA, LLC

Large Cap Index Fund

SSGA Funds Management, Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Extended Market Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Axiom International Investors, LLC

EAM Investors, LLC

Los Angeles Capital Management and Equity Research,

Inc.

LSV Asset Management*

Martingale Asset Management L.P.

Small Cap II Fund

ArrowMark Colorado Holdings, LLC

Copeland Capital Management, LLC

EAM Investors, LLC

LMCG Investments, LLC

Los Angeles Capital Management and Equity Research,

Inc.

Snow Capital Management, L.P.

Small/Mid Cap Equity Fund

ArrowMark Colorado Holdings, LLC

Axiom International Investors, LLC

Cardinal Capital Management, LLC

Copeland Capital Management, LLC

Jackson Creek Investment Advisory, LLC

LSV Asset Management*

U.S. Managed Volatility Fund

LSV Asset Management*

Wells Capital Management, Inc.

Global Managed Volatility Fund

Acadian Asset Management, LLC

LSV Asset Management*

Wells Capital Management, Inc.

World Equity Ex-US Fund

Acadian Asset Management, LLC

AllianceBernstein, L.P.

Baillie Gifford Overseas Ltd.

J O Hambro Capital Management Limited

McKinley Capital Management, LLC

Wells Capital Management, Inc.

Screened World Equity Ex-US Fund

Acadian Asset Management LLC

Baillie Gifford Overseas Ltd.

McKinley Capital Management, LLC

Wells Capital Management, Inc.

World Select Equity Fund

AS Trigon Asset Management

Fiera Capital Inc.

Fondmaeglerselskabet Maj Invest A/S

INTECH Investment Management LLC

LSV Asset Management*

Mackenzie Investments

Metropole Gestion SA

Poplar Forest Capital LLC

Rhicon Currency Management Pte Ltd.

Sompo Japan Nipponkoa Asset Management Co., Ltd.

Towle & Co.

Emerging Markets Equity Fund

AllianceBernstein L.P.

Causeway Capital Management LLC

J O Hambro Capital Management Limited

KBI Global Investors (North America) Ltd.

RWC Asset Advisor (US) LLC

WCM Investment Management

Opportunistic Income Fund

Ares Management, LLC

Manulife Investment Management (US), LLC

Schroder Investment Management North America, Inc.

Wellington Management Company, LLP

Core Fixed Income Fund

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Wells Capital Management, Inc.

Western Asset Management Company

Wester Asset Management Company Limited

High Yield Bond Fund

Ares Management, LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Long Duration Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management Americas, Inc.

Metropolitan West Asset Management LLC

370	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Long Duration Credit Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Metropolitan West Asset Management LLC

Ultra Short Duration Bond Fund

MetLife Investment Management, LLC

Wellington Management Company, LLP

Emerging Markets Debt Fund

Colchester Global Investors Limited

Marathon Asset Management L.P.

Ninety One UK Limited

Neuberger Berman Investment Advisers, LLC

Stone Harbor Investment Partners, L.P.

Limited Duration Bond Fund

MetLife Investment Management, LLC

Metropolitan West Asset Management LLC

Intermediate Duration Credit Fund

Income Research & Management

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Asset Real Return Fund

AllianceBernstein L.P.

Columbia Management Investments

Credit Suisse Asset Management, LLC

QS Investors, LLC

* Affiliated

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the period ended November 30, 2020, were as follows ($ Thousands):

U.S. Equity Factor Allocation Fund	51
World Equity Ex-US Fund	12
World Select Equity Fund	3

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, Global Managed Volatility and Intermediate Duration Credit Funds. For this service, LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended November 30, 2020, were as follows ($ Thousands):

Large Cap Fund	$144
Small Cap Fund	171
Small/Mid Cap Equity Fund	461
Global Managed Volatility Fund	1,768
U.S. Managed Volatility Fund	901
World Select Equity Fund	39

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations or Consolidated Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended November 30, 2020, can be found on the Financial Highlights or Consolidated Financial Highlights.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust (“SDIT”) Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

A Fund may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	371

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2020 (Unaudited)

purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank

Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and during the six month period ended November 30, 2020, the Trust did not participate in the program.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund		S&P 500 Index Fund

	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020

Class A:
Shares Issued	2,476	8,333	6,487	11,247	488	2,492	43,568	99,518
Shares Issued in Lieu of Dividends and Distributions	560	7,268	597	19,706	69	1,589	2,041	9,053
Shares Redeemed	(7,617)	(22,129)	(16,838)	(83,861)	(821)	(2,789)	(21,717)	(112,404)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(4,581)	(6,528)	(9,754)	(52,908)	(264)	1,292	23,892	(3,833)

	Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund

	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020

Class A:
Shares Issued	11,550	30,732	632	3,402	2,043	7,323	6,506	16,185
Shares Issued in Lieu of Dividends and Distributions	356	3,050	66	1,067	118	1,625	457	7,102
Shares Redeemed	(10,281)	(17,062)	(1,534)	(4,799)	(3,590)	(7,934)	(7,410)	(42,836)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	1,625	16,720	(836)	(330)	(1,429)	1,014	(447)	(19,549)

	U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		World Equity Ex-US Fund

	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020

Class A:
Shares Issued	17,890	6,875	6,749	25,783	13,805	66,064	28,357	108,154
Shares Issued in Lieu of Dividends and Distributions	619	1,565	974	5,791	—	10,106	—	16,182
Shares Redeemed	(4,461)	(23,348)	(7,397)	(22,403)	(16,985)	(40,527)	(53,936)	(118,366)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	14,048	(14,908)	326	9,171	(3,180)	35,643	(25,579)	5,970

	Screened World Equity Ex-US Fund		World Select Equity Fund		Emerging Markets Equity Fund		Opportunistic Income Fund

	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020

Class A:
Shares Issued	221	915	1,116	7,611	3,414	30,204	6,203	13,099
Shares Issued in Lieu of Dividends and Distributions	—	149	—	2,286	—	2,023	1,694	6,172
Shares Redeemed	(1,288)	(595)	(7,695)	(60,153)	(12,043)	(23,703)	(10,849)	(63,916)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(1,067)	469	(6,579)	(50,256)	(8,629)	8,524	(2,952)	(44,645)

372	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund

	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020

Class A:
Shares Issued	69,373	160,830 †	25,482	38,424	3,279	8,898	32,802	34,641
Shares Issued in Lieu of Dividends and Distributions	7,258	27,006	9,496	21,532	2,049	12,603	5,311	13,470
Shares Redeemed	(27,655)	(187,134)	(18,260)	(72,748)	(4,353)	(52,117)	(19,869)	(87,404)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	48,976	702	16,718	(12,792)	975	(30,616)	18,244	(39,293)

	Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund

	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020

Class A:
Shares Issued	7,695	28,567	14,156	32,675	3,991	10,154	15,418	28,664
Shares Issued in Lieu of Dividends and Distributions	386	1,160	1,778	7,325	153	699	956	3,212
Shares Redeemed	(8,444)	(16,196)	(16,062)	(52,289)	(5,212)	(9,504)	(9,836)	(59,045)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(363)	13,531	(128)	(12,289)	(1,068)	1,349	6,538	(27,169)

	Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund

	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020	6/1/2020 to 11/30/2020 (Unaudited)	6/1/2019 to 5/31/2020

Class A:
Shares Issued	31,759	48,596	4,886	10,494	5,213	18,326
Shares Issued in Lieu of Dividends and Distributions	4,107	8,802	—	11,538	—	2,347
Shares Redeemed	(23,502)	(54,319)	(7,408)	(50,072)	(7,604)	(35,354)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	12,364	3,079	(2,522)	(28,040)	(2,391)	(14,681)

† Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended November 30, 2020, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$457,429	$457,429
Sales	—	539,167	539,167
Large Cap Disciplined Equity Fund
Purchases	—	1,039,480	1,039,480
Sales	—	1,265,151	1,265,151
Large Cap Index Fund
Purchases	—	145,244	145,244
Sales	—	207,542	207,542
S&P 500 Index Fund
Purchases	—	723,009	723,009
Sales	—	324,410	324,410
Extended Market Index Fund
Purchases	—	516,284	516,284
Sales	—	525,356	525,356

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Small Cap Fund
Purchases	$—	$151,623	$151,623
Sales	—	167,423	167,423
Small Cap II Fund
Purchases	—	260,251	260,251
Sales	—	287,104	287,104
Small/Mid Cap Equity Fund
Purchases	—	499,423	499,423
Sales	—	573,414	573,414
U.S. Equity Factor Allocation Fund
Purchases	—	380,052	380,052
Sales	—	211,972	211,972
U.S. Managed Volatility Fund
Purchases	—	412,158	412,158
Sales	—	385,487	385,487
Global Managed Volatility Fund
Purchases	—	716,306	716,306
Sales	—	751,009	751,009
World Equity Ex-US Fund
Purchases	—	3,101,724	3,101,724
Sales	—	3,331,105	3,331,105
Screened World Equity Ex-US Fund
Purchases	—	78,779	78,779
Sales	—	75,802	75,802

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	373

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2020 (Unaudited)

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
World Select Equity Fund
Purchases	$—	$126,852	$126,852
Sales	—	174,263	174,263
Emerging Markets Equity Fund
Purchases	—	393,769	393,769
Sales	—	442,513	442,513
Opportunistic Income Fund
Purchases	41,207	178,920	220,127
Sales	14,946	180,139	195,085
Core Fixed Income Fund
Purchases	11,499,400	1,531,518	13,030,918
Sales	10,768,443	1,577,080	12,345,523
High Yield Bond Fund
Purchases	—	878,121	878,121
Sales	—	821,398	821,398
Long Duration Fund
Purchases	533,503	101,137	634,640
Sales	470,763	172,573	643,336
Long Duration Credit Fund
Purchases	607,734	606,779	1,214,513
Sales	514,335	496,930	1,011,265
Ultra Short Duration Bond Fund
Purchases	—	132,345	132,345
Sales	—	108,142	108,142
Emerging Markets Debt Fund
Purchases	—	815,212	815,212
Sales	—	809,480	809,480
Real Return Fund
Purchases	53,079	—	53,079
Sales	69,835	—	69,835
Limited Duration Bond Fund
Purchases	647,563	302,117	949,680
Sales	536,718	322,052	858,770
Intermediate Duration Credit Fund
Purchases	867,844	633,818	1,501,662
Sales	822,350	544,542	1,366,892
Dynamic Asset Allocation Fund
Purchases	—	92,112	92,112
Sales	—	100,632	100,632
Multi-Asset Real Return Fund
Purchases	88,455	125,647	214,102
Sales	147,925	120,516	268,441

(1) Includes 17a-7 related transactions of $(51) (thousands).

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify for or continue to qualify as a regulated investment company under

Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Dynamic Asset Allocation and Multi-Asset Real Return Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income”. The Treasury released a proposed regulation in October of 2016 stating that income inclusion from a controlled foreign corporation is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The distribution requirement is consistent with the Funds’ policy. The Treasury released a final regulation in March 2019 reversing its position on the proposed regulation by removing the cash distribution requirement. As a conservative measure, the Funds will continue to follow their existing distribution policy.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Distributions ($ Thousands)	Total ($ Thousands)
Large Cap Fund
	2020	$27,498	$83,436	$—	$110,934
	2019	83,505	215,389	—	298,894

374	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Distributions ($ Thousands)	Total ($ Thousands)
Large Cap Disciplined Equity Fund
	2020	$31,591	$184,542	$—	$216,133
	2019	108,507	459,588	—	568,095
Large Cap Index Fund
	2020	34,032	245,383	—	279,415
	2019	45,210	237,665	—	282,875
S&P 500 Index Fund
	2020	94,971	53,774	—	148,745
	2019	92,740	86,825	—	179,565
Extended Market Index Fund
	2020	16,646	30,850	—	47,496
	2019	22,120	30,849	—	52,969
Small Cap Fund
	2020	3,445	12,274	—	15,719
	2019	16,389	45,815	—	62,204
Small Cap II Fund
	2020	3,438	13,644	—	17,082
	2019	17,362	53,128	—	70,490
Small/Mid Cap Equity Fund
	2020	10,942	66,185	—	77,127
	2019	48,058	195,949	—	244,007
U.S. Equity Factor Allocation Fund
	2020	17,282	—	—	17,282
	2019	9,556	—	—	9,556
U.S. Managed Volatility Fund
	2020	30,031	50,505	—	80,536
	2019	52,640	146,324	—	198,964
Global Managed Volatility Fund
	2020	90,508	40,171	—	130,679
	2019	95,851	63,221	—	159,072
World Equity Ex-US Fund
	2020	222,407	—	—	222,407
	2019	181,960	223,055	—	405,015
Screened World Equity Ex-US Fund
	2020	3,025	—	—	3,025
	2019	3,880	—	—	3,880
World Select Equity Fund
	2020	23,564	—	—	23,564
	2019	68,984	28,083	—	97,067
Emerging Markets Equity Fund
	2020	21,069	—	—	21,069
	2019	41,349	55,510	—	96,859
Opportunistic Income Fund
	2020	50,855	—	—	50,855
	2019	60,320	—	—	60,320
Core Fixed Income Fund
	2020	296,077	—	—	296,077
	2019	222,818	—	—	222,818
High Yield Bond Fund
	2020	184,908	—	—	184,908
	2019	197,603	—	—	197,603
Long Duration Fund
	2020	89,826	23,807	—	113,633
	2019	77,501	6,378	—	83,879

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NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2020 (Unaudited)

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Distributions ($ Thousands)	Total ($ Thousands)
Long Duration Credit Fund
	2020	$153,072	$—	$—	$153,072
	2019	159,278	3,070	—	162,348
Ultra Short Duration Bond Fund
	2020	11,653	—	—	11,653
	2019	12,835	—	—	12,835
Emerging Markets Debt Fund
	2020	75,714	—	—	75,714
	2019	36,600	—	—	36,600
Real Return Fund
	2020	7,386	—	—	7,386
	2019	4,593	—	—	4,593
Limited Duration Bond Fund
	2020	32,944	—	—	32,944
	2019	39,239	—	—	39,239
Intermediate Duration Credit Fund
	2020	92,984	—	—	92,984
	2019	92,910	—	—	92,910
Dynamic Asset Allocation Fund
	2020	58,738	183,697	—	242,435
	2019	15,590	25,215	—	40,805
Multi-Asset Real Return Fund
	2020	19,163	—	—	19,163
	2019	31,060	—	—	31,060
As of May 31, 2020, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$2,924	$24,914	—	$(9,359)	$—	$136,770	$(2)	$155,247
Large Cap Disciplined Equity Fund	—	3,509	—	—	—	210,429	(6)	213,932
Large Cap Index Fund	5,881	21,791	—	—	—	1,012,652	(2)	1,040,322
S&P 500 Index Fund	48,879	73,160	—	—	—	1,454,170	—	1,576,209
Extended Market Index Fund	4,877	28,047	—	—	—	137,294	4	170,222
Small Cap Fund	535	—	—	(2,391)	—	(5,254)	—	(7,110)
Small Cap II Fund	321	—	(8,024)	(18,798)	—	(2,101)	—	(28,602)
Small/Mid Cap Equity Fund	2,766	8,595	—	—	—	9,015	—	20,376
U.S. Equity Factor Allocation Fund	2,061	—	(381)	(3,392)	—	51,282	—	49,570
U.S. Managed Volatility Fund	2,991	—	—	(23,586)	—	146,878	—	126,283
Global Managed Volatility Fund	38,115	—	—	(21,946)	—	(7,262)	(2)	8,905
World Equity Ex-US Fund	62,621	—	(87,587)	(80,409)	—	656,024	—	550,649
Screened World Equity Ex-US Fund	—	—	(563)	(5,232)	(191)	9,161	—	3,175
World Select Equity Fund	6,458	—	(43,841)	(20,772)	—	(41,006)	—	(99,161)
Emerging Markets Equity Fund	6,479	—	(52,910)	(26,593)	—	30,643	1	(42,380)
Opportunistic Income Fund	12,832	—	(23,836)	(12,358)	—	(35,748)	(193)	(59,303)
Core Fixed Income Fund	211,315	42,349	—	—	—	244,740	(41,396)	457,008
High Yield Bond Fund	36,816	—	(125,226)	(39,148)	—	(326,830)	(13,279)	(467,667)
Long Duration Fund	78,188	17,444	—	—	—	175,037	(34,794)	235,875
Long Duration Credit Fund	100,712	26,893	—	—	—	537,739	(14,776)	650,568
Ultra Short Duration Bond Fund	546	—	(3,728)	—	—	(114)	(808)	(4,104)
Emerging Markets Debt Fund	—	—	(30,875)	(2,214)	(10,938)	(153,990)	(34,664)	(232,681)
Real Return Fund	391	—	(5,658)	(129)	—	5,516	(1,058)	(938)
Limited Duration Bond Fund	7,212	—	—	—	—	14,376	(1,577)	20,011
Intermediate Duration Credit Fund	40,856	—	—	—	—	229,496	(440)	269,912

376	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Dynamic Asset Allocation Fund	$16,987	$160,631	$—	$—	$—	$794,721	$—	$972,339
Multi-Asset Real Return Fund	3,734	—	(45,198)	—	—	(122,791)	(11,056)	(175,311)

Post-October losses represent losses realized on investment transactions from November 1, 2019 through May 31, 2020 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. Other temporary differences are primarily consist of straddle loss deferrals and dividend payable.

During the year ended May 31, 2020, the U.S. Equity Factor Allocation Fund, Core Fixed Income Fund, Long Duration Credit Fund, Ultra Short Duration Bond Fund, Intermediate Duration Credit Fund, Real Return Fund, and Limited Duration Bond Fund utilized capital loss carryforwards to offset capital gains of $10,796 ($ Thousands), $32,004 ($ Thousands), $19,451 ($ Thousands), $665 ($ Thousands), $29,086 ($ Thousands), $22 ($ Thousands), and $7,618 ($ Thousands), respectively.

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total* ($ Thousands)
Small Cap II Fund	8,024	–	8,024
U.S. Equity Factor Allocation Fund	381	–	381
World Equity Ex-US Fund	87,587	–	87,587
Screened World Equity Ex-US Fund	563	–	563
World Select Equity Fund	35,224	8,617	43,841
Emerging Markets Equity Fund	44,248	8,662	52,910
Opportunistic Income Fund	759	23,077	23,836
High Yield Bond Fund	3,263	121,963	125,226
Ultra Short Duration Bond Fund	951	2,777	3,728
Emerging Markets Debt Fund	21,210	9,665	30,875
Real Return Fund	525	5,133	5,658
Multi-Asset Real Return Fund	21,796	23,402	45,198

*This table should be used in conjunction with the capital loss carryforwards table

For Federal income tax purposes, the cost of investments owned at November 30, 2020, and the net realized gains or losses on investments sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2020, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$785,982	$279,880	$(27,683)	$252,197
Large Cap Disciplined Equity Fund	1,125,105	347,194	(10,069)	337,125
Large Cap Index Fund	685,196	1,414,161	(24,675)	1,389,486
S&P 500 Index Fund	3,159,395	2,539,864	(152,788)	2,387,076
Extended Market Index Fund	1,154,270	685,233	(92,445)	592,788
Small Cap Fund	252,567	59,939	(19,214)	40,725
Small Cap II Fund	350,838	86,030	(11,768)	74,262
Small/Mid Cap Equity Fund	959,626	252,725	(56,917)	195,808
U.S. Equity Factor Allocation Fund	847,459	220,826	(10,928)	209,898
U.S. Managed Volatility Fund	1,135,632	267,334	(39,847)	227,487
Global Managed Volatility Fund	2,691,087	341,276	(134,074)	207,202
World Equity Ex-US Fund	7,194,124	2,447,879	(135,820)	2,312,059
Screened World Equity Ex-US Fund	85,569	25,224	(1,699)	23,525
World Select Equity Fund	431,485	86,598	(28,515)	58,083
Emerging Markets Equity Fund	904,685	333,462	(48,488)	284,974
Opportunistic Income Fund	1,033,075	9,816	(17,245)	(7,429)
Core Fixed Income Fund	8,603,838	371,463	(36,850)	334,613
High Yield Bond Fund	2,663,383	156,209	(135,072)	21,137
Long Duration Fund	1,155,163	221,012	(5,151)	215,861
Long Duration Credit Fund	3,802,515	719,397	(10,722)	708,675
Ultra Short Duration Bond Fund	587,513	2,957	(363)	2,594
Emerging Markets Debt Fund	2,112,735	138,099	(117,733)	20,366
Real Return Fund	275,942	10,644	—	10,644
Limited Duration Bond Fund	1,369,319	15,719	(956)	14,763
Intermediate Duration Credit Fund	3,251,489	318,654	(3,180)	315,474
Dynamic Asset Allocation Fund	749,354	1,126,810	(49,971)	1,076,839

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November 30, 2020 (Unaudited)

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Multi-Asset Real Return Fund	$931,622	$79,220	$(14,545)	$64,675

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of November 30, 2020, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond, Intermediate Duration Credit and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds:

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk—With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial

378	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts and swaps is subject to leverage risk, correlation risk, liquidity risk and market risk. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of swaps is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

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The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Exchange-Traded Notes Risk — The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs.

Additionally, trading of ETNs may be halted or the ETN may be delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging and Frontier Markets Risk — The risk that non-U.S. securities may be subject to additional price volatility, illiquidity and decreases in value due to, among other things, political, social and economic developments abroad, government ownership or control of portions of the private sector or certain companies, trade barriers and currency movements, exchange controls and managed adjustments in relative currency values, and different or new and unsettled securities and tax markets, laws and regulations. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to “frontier market countries,” which are a subset of emerging market countries with even smaller national economies.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to

380	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

those countries. These events will not necessarily affect the U.S. economy or similar issuer located in the U.S.

Foreign Sovereign Debt Securities Risk — The risk that non-U.S. securities may be subject to additional price volatility, illiquidity and decreases in value due to, among other things, political, social and economic developments abroad, government ownership or control of portions of the private sector or certain companies, trade barriers and currency movements, exchange controls and managed adjustments in relative currency values, and different or new and unsettled securities and tax markets, laws and regulations. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to “frontier market countries,” which are a subset of emerging market countries with even smaller national economies. Investments in emerging markets are subject to the added risk that information in emerging markets investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging markets investments is publicly available. In addition, the rights and remedies associated with emerging markets investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which

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November 30, 2020 (Unaudited)

could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and to make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Non-Diversified Risk — The Emerging Markets Debt and Multi-Asset Real Return Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these

382	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

issuers and may experience increased volatility due to its investments in those securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Quantitative Investing Risk — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Redemption Risk — The Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreements and Reverse Repurchase Agreements Risk — In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Sampling Risk — The Fund may not fully replicate the benchmark index and may hold securities not included in the index. As a result, the Fund may not track the return of its benchmark index as well as it would have if the Fund purchased all of the securities in its benchmark index.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	383

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2020 (Unaudited)

Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social Investment Criteria Risk — The Fund’s portfolio is subject to certain social investment criteria. As a result, the Sub-Advisers may avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities. In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing

and/or amount of the Fund’s taxable income or gains and distributions.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

11. IN-KIND TRANSFERS OF SECURITIES

During the year ended May 31, 2020 and the period ended November 30, 2020, the Core Fixed Income Fund, Long Duration Credit Fund and Intermediate Duration Credit Fund issued/(redeemed) shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued (Thousands)	Value ($ Thousands)	Gain ($ Thousands)
Core Fixed Income Fund
04/30/2020	49,845	$55,437	$—
Long Duration Credit Fund
09/18/2020	5,500	68,088	—
Intermediate Duration Credit Fund
09/18/2020	3,984	44,539	—

384	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

12. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of November 30, 2020 ($ Thousands):

Fund	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Large Cap Fund	$6,912	$6,912	$-
Large Cap Disciplined Equity Fund	83	83	-
Large Cap Index Fund	13,867	13,867	-
S&P 500 Index Fund	13,405	13,405	-
Extended Market Index Fund	126,421	126,421	-
Small Cap Fund	12,914	12,914	-
Small Cap II Fund	27,057	27,057	-
Small/Mid Cap Equity Fund	72,156	72,156	-
U.S. Managed Volatility Fund	36,640	36,640	-
Global Managed Volatility Fund	9,761	9,761	-
World Equity Ex-US Fund	88,627	88,627	-
Core Fixed Income Fund	9,808	9,808	-
Emerging Markets Debt Fund	3,823	3,823	-

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

13. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of November 30, 2020, SPTC held of record the following:

Fund	% Held
Large Cap Fund	47.13%
Large Cap Disciplined Equity Fund	56.84%
Large Cap Index Fund	61.97%
S&P 500 Index Fund	61.54%
Extended Market Index Fund	62.36%
Small Cap Fund	42.93%
Small Cap II Fund	38.47%
Small/Mid Cap Equity Fund	53.43%
U.S. Equity Factor Allocation Fund	58.05%
U.S. Managed Volatility Fund	46.72%
Global Managed Volatility Fund	52.12%
World Equity Ex-US Fund	60.70%
Screened World Equity Ex-US Fund	100.00%
World Select Equity Fund	85.48%
Emerging Markets Equity Fund	59.13%
Opportunistic Income Fund	70.67%
Core Fixed Income Fund	59.59%
High Yield Bond Fund	53.44%
Long Duration Fund	73.25%
Long Duration Credit Fund	34.70%
Ultra Short Duration Bond Fund	53.49%
Emerging Markets Debt Fund	59.27%
Real Return Fund	65.65%
Limited Duration Bond Fund	63.10%
Intermediate Duration Credit Fund	55.79%
Dynamic Asset Allocation Fund	62.41%
Multi-Asset Real Return Fund	60.30%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	385

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Concluded)

November 30, 2020 (Unaudited)

to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

14. REGULATORY MATTERS

In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR very likely will cease to be published after that time. Various financial industry groups have begun planning for that transition, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for the Fund. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Fund’s performance or NAV.

15. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosures and delay the adoption of additional disclosures until the effective date.

16. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of November 30, 2020.

386	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited)

November 30, 2020

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2020 through November 30, 2020).

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Annualized Expense Ratios	Expenses Paid During Period*

Large Cap Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,190.80	0.18%	$0.99
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.17	0.18%	$0.91

Large Cap Disciplined Equity Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,183.60	0.18%	$0.99
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.17	0.18%	$0.91

Large Cap Index Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,220.10	0.04%	$0.22
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.87	0.04%	$0.20

S&P 500 Index Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,199.30	0.04%	$0.22
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.87	0.04%	$0.20

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Annualized Expense Ratios	Expenses Paid During Period*

Extended Market Index Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,362.50	0.06%	$0.36
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.77	0.06%	$0.30

Small Cap Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,280.90	0.44%	$2.52
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,022.86	0.44%	$2.23

Small Cap II Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,324.00	0.43%	$2.51
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,022.91	0.43%	$2.18

Small/Mid Cap Equity Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,251.30	0.41%	$2.31
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.01	0.41%	$2.08

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	387

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

November 30, 2020

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Annualized Expense Ratios	Expenses Paid During Period*

U.S. Equity Factor Allocation Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,183.10	0.02%	$0.11
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.97	0.02%	$0.10

U.S. Managed Volatility Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,099.60	0.20%	$1.05
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.07	0.20%	$1.01

Global Managed Volatility Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,081.80	0.24%	$1.25
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.87	0.24%	$1.22

World Equity Ex-US Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,239.10	0.29%	$1.63
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.61	0.29%	$1.48

Screened World Equity Ex-US Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,242.80	0.36%	$2.02
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.26	0.36%	$1.83

World Select Equity Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,224.40	0.40%	$2.23
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.06	0.40%	$2.03

Emerging Markets Equity Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,286.70	0.61%	$3.50
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,022.01	0.61%	$3.09

Opportunistic Income Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,046.20	0.23%	$1.18
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.92	0.23%	$1.17

Core Fixed Income Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,032.20	0.12%	$0.61
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.47	0.12%	$0.61

High Yield Bond Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,131.50	0.29%	$1.53
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.63	0.29%	$1.45

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Annualized Expense Ratios	Expenses Paid During Period*

Long Duration Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,068.30	0.15%	$0.78
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.32	0.15%	$0.76

Long Duration Credit Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,077.60	0.15%	$0.78
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.32	0.15%	$0.76

Ultra Short Duration Bond Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,010.90	0.12%	$0.60
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.47	0.12%	$0.61

Emerging Markets Debt Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,101.00	0.40%	$2.10
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.07	0.40%	$2.02

Real Return Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,030.70	0.02%	$0.10
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.97	0.02%	$0.10

Limited Duration Bond Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,014.50	0.11%	$0.56
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.52	0.11%	$0.56

Intermediate Duration Credit Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,050.70	0.15%	$0.76
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.33	0.15%	$0.75

Dynamic Asset Allocation Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,198.40	0.08%	$0.44
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.67	0.08%	$0.41

Multi-Asset Real Return Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,044.80	0.41%	$2.10
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.01	0.41%	$2.08

*

Expenses are equal to the Fund’s annualized expense ratio, including dividend expense, if applicable, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

388	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of each Sub-Adviser’s investment management and other services; (ii) each Sub-Adviser’s investment management personnel; (iii) each Sub-Adviser’s operations and financial condition; (iv) each Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays each Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the level of each Sub-Adviser’s profitability from their Fund-related operations; (vii) each Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (viii) each Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) each Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

Certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on June 22-24, 2020, September 14-16, 2020 and November 12, 2020. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	389

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Concluded)

discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the initial approval or renewal of the Sub-Advisory Agreements.

Performance. In determining whether to approve or renew the Sub-Advisory Agreements, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of the Sub-Advisory Agreements, the Board considered the performance of each Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported approval or renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers in connection with the Fund as Fund assets grow, and, if so, whether the benefits of such economies of scale were passed along to the Funds or Funds’ shareholders through a graduated investment advisory fee schedule or other means. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the sub-advisory fees were reasonable in light of the information that was provided by the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In

390	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	391

(This page intentionally left blank)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-120 (11/20)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, S&P 500 Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Equity Factor Allocation Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, World Select Equity Fund and Emerging Markets Equity Fund and the Consolidated Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Long Duration Credit Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Limited Duration Bond Fund and Intermediate Duration Credit Fund and the Consolidated Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Multi-Asset Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.4%

Communication Services — 7.1%
Activision Blizzard Inc	14,025	$1,115
Alphabet Inc, Cl A *	2,676	4,695
Alphabet Inc, Cl C *	7,828	13,783
AT&T Inc	257,690	7,409
BCE Inc (A)	110,930	4,810
Comcast Corp, Cl A	143,672	7,218
Facebook Inc, Cl A *	49,808	13,795
Interpublic Group of Cos Inc/The	34,851	777
Netflix Inc *	2,914	1,430
News Corp, Cl A	12,002	212
Omnicom Group Inc	6,723	423
Roku Inc, Cl A *	1,646	483
Shutterstock Inc	600	41
Take-Two Interactive Software Inc *	600	108
TEGNA Inc	83,946	1,210
T-Mobile US Inc *	36,382	4,837
Twitter Inc *	4,000	186
Upwork Inc *	3,772	123
Verizon Communications Inc	131,799	7,962
ViacomCBS Inc, Cl B	29,156	1,029
Walt Disney Co/The	11,062	1,637
Zillow Group Inc, Cl C *	2,200	237
ZoomInfo Technologies Inc, Cl A *	2,400	123

		73,643

Consumer Discretionary — 12.4%
Acushnet Holdings Corp	3,400	128
Alibaba Group Holding Ltd ADR *	13,429	3,537
Amazon.com Inc *	8,870	28,101
Beacon Roofing Supply Inc *	1,644	60
Best Buy Co Inc	14,300	1,556
Big Lots Inc (A)	17,400	899
Booking Holdings Inc *	278	564
Carter’s Inc	30,206	2,688
Cooper Tire & Rubber Co	32,100	1,275
Deckers Outdoor Corp *	600	153
Dick’s Sporting Goods Inc	2,500	142
Dillard’s Inc, Cl A (A)	15,300	715
Dollar General Corp	21,039	4,599
Dollar Tree Inc *	1,212	132
DraftKings Inc, Cl A *(A)	29,073	1,522
eBay Inc	29,900	1,508
Floor & Decor Holdings Inc, Cl A *	3,913	313
Foot Locker Inc	50,700	1,896
Ford Motor Co	304,228	2,762
Gap Inc/The	1,500	31
General Motors Co	73,500	3,222
Genuine Parts Co	57,000	5,607
Goodyear Tire & Rubber Co/The	77,400	806
Harley-Davidson Inc	25,500	1,027
Home Depot Inc/The	4,700	1,304
KB Home	37,600	1,324

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kohl’s Corp	29,500	$950
L Brands Inc	3,089	120
Las Vegas Sands Corp	25,377	1,414
Lear Corp	10,200	1,458
Lithia Motors Inc, Cl A	3,099	897
Lowe’s Cos Inc	61,674	9,610
Macy’s Inc (A)	53,200	543
Magnite Inc *	2,990	57
Mattel Inc *	8,700	135
McDonald’s Corp	6,300	1,370
MercadoLibre Inc *	1,005	1,561
Mohawk Industries Inc *	500	63
NIKE Inc, Cl B	52,767	7,108
O’Reilly Automotive Inc *	5,566	2,463
Pinterest Inc, Cl A *	30,821	2,158
Pool Corp	1,300	450
PulteGroup Inc	41,300	1,802
Ross Stores Inc	56,398	6,064
Royal Caribbean Cruises Ltd	9,200	725
Service Corp International/US	2,300	112
Sonos Inc *	8,724	194
Starbucks Corp	47,584	4,664
Steven Madden Ltd	81	3
Tapestry Inc	1,900	54
Target Corp	62,218	11,170
Tempur Sealy International Inc *	20,400	514
Tesla Inc *	2,800	1,589
TJX Cos Inc/The	13,850	880
Vail Resorts Inc	2,876	793
VF Corp	3,100	259
Whirlpool Corp	12,900	2,510
Wyndham Destinations Inc	31,800	1,338
YETI Holdings Inc *	1,955	123
Yum China Holdings Inc	2,982	168

		129,190

Consumer Staples — 8.2%
Altria Group Inc	117,500	4,680
Bunge Ltd	2,324	137
Clorox Co/The	2,300	467
Coca-Cola Co/The	103,855	5,359
Colgate-Palmolive Co	45,843	3,926
Conagra Brands Inc	134,866	4,931
Costco Wholesale Corp	4,986	1,953
Diageo PLC ADR	21,500	3,331
Estee Lauder Cos Inc/The, Cl A	647	159
Herbalife Nutrition Ltd *	2,603	125
J M Smucker Co/The	46,918	5,499
Kimberly-Clark Corp	32,800	4,569
Kroger Co/The	246,130	8,122
Molson Coors Beverage Co, Cl B	24,900	1,145
Nu Skin Enterprises Inc, Cl A	2,200	113
PepsiCo Inc	38,802	5,597

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philip Morris International Inc	123,785	$9,377
Procter & Gamble Co/The	16,153	2,243
Spectrum Brands Holdings Inc	915	61
Sysco Corp	52,984	3,777
Tyson Foods Inc, Cl A	33,000	2,152
Unilever PLC ADR	204,931	12,513
US Foods Holding Corp *	52,712	1,659
Walgreens Boots Alliance Inc	98,900	3,759

		85,654

Energy — 2.2%
Baker Hughes Co, Cl A	12,354	231
ChampionX Corp *	18,945	225
Chevron Corp	93,948	8,190
ConocoPhillips	90,900	3,596
Devon Energy Corp	81,200	1,136
Exxon Mobil Corp	93,400	3,561
Marathon Petroleum Corp	39,000	1,516
National Oilwell Varco Inc	3,423	42
Ovintiv Inc	680	9
Phillips 66	28,400	1,721
Schlumberger NV	19,172	399
Sunnova Energy International Inc *	5,586	226
Targa Resources Corp	5,913	139
Valero Energy Corp	32,800	1,764
Western Midstream Partners LP (B)	7,145	92

		22,847

Financials — 14.9%
Aflac Inc	126,899	5,575
Allstate Corp/The	25,800	2,641
Ally Financial Inc	92,900	2,754
American Express Co	2,000	237
American Financial Group Inc/OH	700	63
Ameriprise Financial Inc	17,700	3,279
Ameris Bancorp	3,300	112
Annaly Capital Management Inc ‡	121,900	975
Assurant Inc	1,392	180
Bank of America Corp	325,400	9,163
Berkshire Hathaway Inc, Cl B *	46,470	10,637
BlackRock Inc, Cl A	2,068	1,444
Capital One Financial Corp	14,800	1,267
Charles Schwab Corp/The	103,566	5,052
Chimera Investment Corp ‡	27,500	282
Chubb Ltd	40,761	6,026
Citigroup Inc	145,000	7,985
Citizens Financial Group Inc	80,300	2,623
CME Group Inc, Cl A	5,484	960
CNA Financial Corp	13,500	466
Discover Financial Services	22,500	1,714
Eastern Bankshares Inc *	23,100	342
Everest Re Group Ltd	6,100	1,387
Fifth Third Bancorp	64,200	1,627

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Republic Bank/CA	54,668	$7,083
FirstCash Inc	1,100	71
Globe Life Inc	4,046	377
Goldman Sachs Group Inc/The	7,900	1,821
Hartford Financial Services Group Inc/The	27,552	1,218
Hilltop Holdings Inc	3,700	89
Houlihan Lokey Inc, Cl A	960	62
JPMorgan Chase & Co	92,685	10,926
KeyCorp	74,100	1,146
Lazard Ltd, Cl A (B)	6,021	225
Lincoln National Corp	42,100	1,988
M&T Bank Corp	7,600	885
Markel Corp *	6,307	6,142
Marsh & McLennan Cos Inc	32,407	3,715
MetLife Inc	49,135	2,269
MGIC Investment Corp	82,300	984
Moody’s Corp	20,154	5,690
Morgan Stanley	166,512	10,295
Navient Corp	86,700	812
Nelnet Inc, Cl A	800	54
OneMain Holdings Inc, Cl A	4,112	160
PNC Financial Services Group Inc/The	7,400	1,022
PROG Holdings Inc	700	44
Prudential Financial Inc	19,300	1,459
Radian Group Inc	52,200	986
Regions Financial Corp	150,100	2,292
S&P Global Inc	5,712	2,009
South State Corp	5,028	334
Starwood Property Trust Inc ‡	43,400	779
State Street Corp	90,286	6,363
Synchrony Financial	11,395	347
Travelers Cos Inc/The	20,650	2,677
Truist Financial Corp	91,500	4,247
Umpqua Holdings Corp	19,700	274
Unum Group	38,400	854
US Bancorp	173,814	7,511
Virtu Financial Inc, Cl A	1,843	42
Wells Fargo & Co	17,049	466

		154,509

Health Care — 14.5%
1Life Healthcare Inc *	3,600	118
Abbott Laboratories	10,100	1,093
AbbVie Inc	21,200	2,217
Acadia Healthcare Co Inc *	7,400	314
ACADIA Pharmaceuticals Inc *	3,910	222
Alexion Pharmaceuticals Inc *	16,610	2,028
Align Technology Inc *	1,314	632
Amedisys Inc *	1,200	294
AmerisourceBergen Corp, Cl A	41,531	4,282
Amgen Inc	33,880	7,523
AMN Healthcare Services Inc *	4,900	319
Anthem Inc	300	94

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Biogen Inc *	7,900	$1,897
Boston Scientific Corp *	17,892	593
Bristol-Myers Squibb Co	63,400	3,956
Cardinal Health Inc	29,900	1,632
CareDx Inc *	1,800	103
Change Healthcare Inc *	9,102	156
Chemed Corp	600	287
CVS Health Corp	140,113	9,498
Danaher Corp	19,499	4,380
DexCom Inc *	1,115	356
Eli Lilly and Co	24,400	3,554
Encompass Health Corp	2,500	202
Ensign Group Inc/The	1,978	142
Exact Sciences Corp *	1,100	133
Gilead Sciences Inc	48,331	2,932
Guardant Health Inc *	6,100	739
HCA Healthcare Inc	20,000	3,002
Humana Inc	225	90
IDEXX Laboratories Inc *	400	184
Johnson & Johnson	128,854	18,643
Laboratory Corp of America Holdings *	5,500	1,099
LHC Group Inc *	2,000	393
McKesson Corp	15,800	2,843
Medtronic PLC	82,267	9,354
Merck & Co Inc	151,048	12,143
Mettler-Toledo International Inc *	4,036	4,642
Novartis AG ADR (A)	59,600	5,414
Oak Street Health Inc *	500	24
PerkinElmer Inc	2,100	279
Perrigo Co PLC	90,050	4,342
Pfizer Inc	285,445	10,935
Quest Diagnostics Inc	32,012	3,969
Quidel Corp *	300	59
Regeneron Pharmaceuticals Inc *	1,500	774
Repligen Corp *	1,200	228
Seagen Inc *	800	136
Select Medical Holdings Corp *	3,300	80
STERIS PLC	500	97
Teleflex Inc	16,063	6,148
Thermo Fisher Scientific Inc	3,200	1,488
UnitedHealth Group Inc	31,543	10,609
Universal Health Services Inc, Cl B	12,600	1,645
Vertex Pharmaceuticals Inc *	4,423	1,007
Viatris Inc, Cl W *	19,338	325
Zoetis Inc, Cl A	3,940	632

		150,280

Industrials — 9.0%
3M Co	35,550	6,141
Acuity Brands Inc	2,130	253
AGCO Corp	21,600	1,998
Allison Transmission Holdings Inc, Cl A	40,300	1,654
American Airlines Group Inc (A)	42,100	595

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ASGN Inc *	488	$38
Boeing Co/The	900	190
Carrier Global Corp	16,125	614
Cintas Corp	3,304	1,174
Copart Inc *	3,700	427
CoStar Group Inc *	375	341
Cummins Inc	14,223	3,288
Deere & Co	5,900	1,544
Delta Air Lines Inc	40,300	1,622
Eaton Corp PLC	1,800	218
FedEx Corp	868	249
Fortive Corp	62,022	4,350
Generac Holdings Inc *	800	172
General Dynamics Corp	20,900	3,121
General Electric Co	59,565	606
HD Supply Holdings Inc *	18,700	1,043
Herman Miller Inc	5,800	207
Honeywell International Inc	35,725	7,285
Howmet Aerospace Inc	15,807	371
Hubbell Inc, Cl B	1,400	226
Huntington Ingalls Industries Inc	7,900	1,265
Illinois Tool Works Inc	6,755	1,426
Insperity Inc	380	32
Johnson Controls International PLC	130,036	5,987
KAR Auction Services Inc	12,685	229
Korn Ferry	7,411	297
ManpowerGroup Inc	20,300	1,759
Matson Inc	3,200	186
Old Dominion Freight Line Inc	1,453	295
Oshkosh Corp	20,000	1,610
Otis Worldwide Corp	1,237	83
PACCAR Inc	13,748	1,197
Parker-Hannifin Corp	1,996	533
Raytheon Technologies Corp	77,230	5,539
Regal Beloit Corp	3,400	405
Roper Technologies Inc	9,151	3,907
Sensata Technologies Holding PLC *	9,700	474
Siemens AG ADR	66,500	4,440
Snap-on Inc	2,660	468
Stanley Black & Decker Inc	16,166	2,980
Textron Inc	41,500	1,872
Toro Co/The	1,225	111
TransDigm Group Inc	9,871	5,717
Uber Technologies Inc *	24,922	1,238
Union Pacific Corp	6,917	1,412
United Airlines Holdings Inc *	32,900	1,482
United Parcel Service Inc, Cl B	25,725	4,401
United Rentals Inc *	4,100	931
Watsco Inc	400	91

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WW Grainger Inc	11,282	$4,719

		92,813

Information Technology — 21.8%
Accenture PLC, Cl A	3,756	936
Adobe Inc *	31,084	14,873
Advanced Energy Industries Inc *	2,200	212
Advanced Micro Devices Inc *	30,868	2,860
Amdocs Ltd	1,781	117
Amkor Technology Inc	5,367	79
Amphenol Corp, Cl A	28,442	3,720
Anaplan Inc *	4,023	282
Apple Inc	254,104	30,251
Applied Materials Inc	93,378	7,702
Arrow Electronics Inc *	12,200	1,118
Automatic Data Processing Inc	23,419	4,072
Black Knight Inc *	4,800	440
Box Inc, Cl A *	3,700	69
Broadcom Inc	14,550	5,843
Brooks Automation Inc	1,360	99
Cadence Design Systems Inc *	2,100	244
CDK Global Inc	1,600	77
Cisco Systems Inc	149,124	6,415
Cloudflare Inc, Cl A *	1,100	83
Cognizant Technology Solutions Corp, Cl A	3,600	281
Corning Inc	24,600	921
Dell Technologies Inc, Cl C *	21,600	1,491
DocuSign Inc, Cl A *	500	114
Duck Creek Technologies Inc *	4,245	169
DXC Technology Co	28,400	622
Entegris Inc	933	86
EPAM Systems Inc *	2,100	677
Euronet Worldwide Inc *	800	108
ExlService Holdings Inc *	1,416	118
Fair Isaac Corp *	348	165
Fidelity National Information Services Inc	13,867	2,058
Fiserv Inc *	18,017	2,075
Five9 Inc *	1,934	300
Flex Ltd *	10,707	174
Gartner Inc *	3,632	552
Global Payments Inc	24,088	4,702
GoDaddy Inc, Cl A *	606	48
Hewlett Packard Enterprise Co	120,200	1,327
HP Inc	83,709	1,836
Intel Corp	210,006	10,154
International Business Machines Corp	14,400	1,779
Intuit Inc	29,284	10,309
Jabil Inc	6,200	237
Lam Research Corp	1,594	722
Littelfuse Inc	1,600	385
LiveRamp Holdings Inc *	842	49
Marvell Technology Group Ltd	1,433	66
Microchip Technology Inc	93,473	12,562

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Micron Technology Inc *	18,700	$1,198
Microsoft Corp	133,106	28,494
NCR Corp *	29,400	814
NVIDIA Corp	5,670	3,039
NXP Semiconductors NV	17,822	2,823
Okta Inc, Cl A *	846	207
ON Semiconductor Corp *	40,100	1,153
Oracle Corp	44,800	2,586
Palo Alto Networks Inc *	614	180
Paychex Inc	2,115	197
PayPal Holdings Inc *	28,846	6,176
Qorvo Inc *	4,400	689
QUALCOMM Inc	34,923	5,140
RingCentral Inc, Cl A *	3,146	935
Rogers Corp *	216	32
salesforce.com *	44,301	10,889
SAP SE ADR	32,253	3,908
Seagate Technology PLC	27,700	1,629
Shift4 Payments Inc, Cl A *	1,400	86
Skyworks Solutions Inc	563	79
Snap Inc, Cl A *	1,452	64
Square Inc, Cl A *	1,388	293
Synopsys Inc *	2,100	478
TE Connectivity Ltd	8,300	946
Tenable Holdings Inc *	4,900	176
Teradyne Inc	2,245	248
Texas Instruments Inc	2,924	471
Trade Desk Inc/The, Cl A *	182	164
TTEC Holdings Inc	3,977	269
Visa Inc, Cl A	62,556	13,159
Vishay Intertechnology Inc	46,100	892
Vontier Corp *	26,310	873
Western Union Co/The	57,712	1,302
Workday Inc, Cl A *	2,148	483
Workiva Inc, Cl A *	3,972	298
Xerox Holdings Corp	46,300	1,014
Zendesk Inc *	1,015	135
Zoom Video Communications Inc, Cl A *	900	431

		225,529

Materials — 4.0%
Air Products and Chemicals Inc	11,210	3,140
Alcoa Corp *	7,973	159
Avery Dennison Corp	2,300	343
Ball Corp	2,638	253
Berry Global Group Inc *	19,500	1,034
Celanese Corp, Cl A	14,200	1,836
Chemours Co/The	46,300	1,126
Crown Holdings Inc *	850	80
Dow Inc	58,051	3,077
Eastman Chemical Co	28,200	2,747
Ecolab Inc	13,156	2,923
Huntsman Corp	77,300	1,915

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ingevity Corp *	10,801	$719
International Paper Co	26,600	1,316
Linde PLC	13,832	3,547
Louisiana-Pacific Corp	7,000	240
LyondellBasell Industries NV, Cl A	28,700	2,442
Nucor Corp	2,440	131
O-I Glass Inc, Cl I	65,000	736
Packaging Corp of America	909	118
Reliance Steel & Aluminum Co	16,010	1,886
RPM International Inc	34,919	3,073
Sherwin-Williams Co/The	5,115	3,824
Southern Copper Corp	19,451	1,155
Steel Dynamics Inc	43,884	1,589
Valvoline Inc	3,900	89
Westrock Co	41,474	1,751
Worthington Industries Inc	900	47

		41,296

Real Estate — 2.3%
American Tower Corp, Cl A ‡	29,404	6,798
Brixmor Property Group Inc ‡	56,000	855
Broadstone Net Lease Inc, Cl A ‡	9,963	176
Crown Castle International Corp ‡	10,030	1,681
Cushman & Wakefield PLC *	9,900	147
eXp World Holdings Inc *	1,456	78
Gaming and Leisure Properties Inc ‡	42,328	1,758
Healthcare Trust of America Inc, Cl A ‡	13,936	363
Healthpeak Properties Inc ‡	132,636	3,828
Jones Lang LaSalle Inc	2,319	307
Kimco Realty Corp ‡	13,752	199
Lamar Advertising Co, Cl A ‡	584	46
Lexington Realty Trust, Cl B ‡	200	2
Redfin Corp *	585	28
Service Properties Trust ‡	37,100	440
VEREIT Inc ‡	230,521	1,634
Welltower Inc ‡	60,700	3,823
Weyerhaeuser Co ‡	31,962	928
Xenia Hotels & Resorts Inc ‡	42,100	593

		23,684

Utilities — 2.0%
AES Corp/The	13,300	272

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Electric Power Co Inc	4,348	$369
American Water Works Co Inc	1,400	215
Black Hills Corp	1,400	85
Brookfield Renewable Corp, Cl A	10,900	863
California Water Service Group	2,246	111
Duke Energy Corp	30,300	2,808
Evergy Inc	35,100	1,945
Exelon Corp	62,400	2,563
MDU Resources Group Inc	86,850	2,166
NextEra Energy Inc	87,800	6,461
NextEra Energy Partners LP	2,935	186
Ormat Technologies Inc	1,412	111
Public Service Enterprise Group Inc	9,200	536
UGI Corp	19,250	683
Vistra Corp	42,000	785
WEC Energy Group Inc	3,700	351

		20,510

Total Common Stock (Cost $767,761) ($ Thousands)		1,019,955

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P. 0.070% **† (C)	7,164,678	7,168

Total Affiliated Partnership (Cost $7,165) ($ Thousands)		7,168

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	11,056,298	11,056

Total Cash Equivalent (Cost $11,056) ($ Thousands)		11,056

Total Investments in Securities — 100.2% (Cost $785,982) ($ Thousands)		$1,038,179

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	25	Dec-2020	$ 4,544	$ 4,529	$(15)
S&P Mid Cap 400 Index E-MINI	2	Dec-2020	443	434	(9)

			$ 4,987	$ 4,963	$(24)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Fund (Continued)

Percentages are based on Net Assets of $1,035,884 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (See Note 12). The total market value of securities on loan at November 30, 2020 was $6,912 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2020, such securities amounted to $317 ($ Thousands), or 0.0% of the Net Assets of the Fund (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (See Note 12). The total market value of such securities as of November 30, 2020 was $7,168 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,019,955	–	–	1,019,955
Affiliated Partnership	–	7,168	–	7,168
Cash Equivalent	11,056	–	–	11,056

Total Investments in Securities	1,031,011	7,168	–	1,038,179

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(24)	–	–	(24)

Total Other Financial Instruments	(24)	–	–	(24)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 28,649	$ 69,284	$ (90,760)	$ 3	$ (8)	$ 7,168	7,164,678	$ 74	$ —
SEI Daily Income Trust, Government Fund, Cl F	12,188	164,034	(165,166)	—	—	11,056	11,056,298	1	—

Totals	$ 40,837	$233,318	$ (255,926)	$ 3	$ (8)	$ 18,224		$ 75	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.9%

Communication Services — 6.9%
Activision Blizzard Inc	84,820	$6,742
Alphabet Inc, Cl A *	10,774	18,902
Alphabet Inc, Cl C *	3,761	6,622
Altice USA Inc, Cl A *	63,300	2,147
AT&T Inc	154,300	4,436
Comcast Corp, Cl A	60,200	3,024
Electronic Arts Inc	19,800	2,530
Facebook Inc, Cl A *	106,421	29,476
Interpublic Group of Cos Inc/The	77,603	1,729
Netflix Inc *	2,690	1,320
News Corp, Cl A	62,412	1,102
Omnicom Group Inc	19,799	1,247
Roku Inc, Cl A *	2,214	650
Take-Two Interactive Software Inc *	16,000	2,888
Twitter Inc *	5,600	260
Verizon Communications Inc	273,583	16,527
Walt Disney Co/The *	26,815	3,969
Warner Music Group, Cl A	2,800	83
Zillow Group Inc, Cl C *	2,600	280
ZoomInfo Technologies Inc, Cl A *	4,500	231

		104,165

Consumer Discretionary — 8.7%
Amazon.com Inc *	10,800	34,215
American Outdoor Brands Inc *	2,950	41
AutoNation Inc *	30,600	1,876
Big Lots Inc	4,200	217
BorgWarner Inc (A)	201,607	7,832
Chewy Inc, Cl A *	6,600	512
Darden Restaurants Inc	11,200	1,209
Deckers Outdoor Corp *	1,178	300
Dick’s Sporting Goods Inc	1,888	107
Dollar General Corp	23,595	5,157
Dollar Tree Inc *	14,083	1,538
DR Horton Inc	6,000	447
eBay Inc	77,200	3,893
Floor & Decor Holdings Inc, Cl A *	7,677	615
Ford Motor Co *	287,412	2,610
Gap Inc/The	4,300	90
General Motors Co *	127,500	5,590
Home Depot Inc/The	35,078	9,731
L Brands Inc *	6,289	244
Leggett & Platt Inc	102,486	4,417
Lennar Corp, Cl A	5,900	448
Lithia Motors Inc, Cl A	438	127
LKQ Corp *	47,200	1,662
Lowe’s Cos Inc	68,176	10,623
M/I Homes Inc *	9,900	450
McDonald’s Corp	26,100	5,675
Mohawk Industries Inc *	1,500	189
Newell Brands Inc	2,134	45
NIKE Inc, Cl B	32,400	4,364

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
O’Reilly Automotive Inc *	4,500	$1,991
Penn National Gaming Inc *	19,100	1,337
Pinterest Inc, Cl A *	8,500	595
Pool Corp	3,100	1,073
Ross Stores Inc *	63,816	6,862
Service Corp International/US	3,380	164
Smith & Wesson Brands Inc	20,800	328
Sonic Automotive Inc, Cl A (A)	3,800	153
Starbucks Corp	2,700	265
Tapestry Inc *	6,400	181
Target Corp	55,833	10,024
Tempur Sealy International Inc *	28,841	727
TJX Cos Inc/The	33,064	2,100
VF Corp	10,300	859
World Fuel Services Corp	7,800	222
YETI Holdings Inc *	4,516	285

		131,390

Consumer Staples — 7.7%
Altria Group Inc	217,962	8,681
Archer-Daniels-Midland Co	42,500	2,115
Bunge Ltd	3,300	194
Clorox Co/The	2,600	528
Coca-Cola Co/The	180,768	9,328
Coca-Cola European Partners PLC	154,508	6,903
Colgate-Palmolive Co	27,700	2,372
Conagra Brands Inc	138,093	5,049
Costco Wholesale Corp	18,193	7,127
Estee Lauder Cos Inc/The, Cl A	5,775	1,417
General Mills Inc	58,100	3,534
Herbalife Nutrition Ltd *	47,238	2,263
J M Smucker Co/The	28,632	3,356
Keurig Dr Pepper Inc	33,800	1,029
Kraft Heinz Co/The	68,200	2,247
Kroger Co/The	240,882	7,949
Monster Beverage Corp *	22,400	1,899
PepsiCo Inc	40,856	5,893
Philip Morris International Inc	50,599	3,833
Procter & Gamble Co/The	132,918	18,458
Sysco Corp	137,455	9,799
Unilever PLC ADR	72,851	4,448
Walmart Inc	57,500	8,785

		117,207

Energy — 1.6%
Baker Hughes Co, Cl A	51,758	969
Chevron Corp	66,562	5,803
Cimarex Energy Co	23,600	849
EOG Resources Inc	31,100	1,458
Exxon Mobil Corp	123,600	4,713
Kinder Morgan Inc	173,300	2,492
Marathon Petroleum Corp	121,782	4,735
Pioneer Natural Resources Co	500	50

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schlumberger NV	76,642	$1,593
Targa Resources Corp	7,213	170
TechnipFMC PLC	105,800	879
Western Midstream Partners LP (B)	19,176	247

		23,958

Financials — 10.8%
Affiliated Managers Group Inc	9,600	836
Aflac Inc	171,329	7,526
Allstate Corp/The	48,200	4,933
Ally Financial	35,800	1,062
American Express Co	5,900	700
American Financial Group Inc/OH	6,300	563
American International Group Inc	3,400	131
Ameriprise Financial Inc	15,000	2,779
Annaly Capital Management Inc ‡	189,100	1,513
Assurant Inc	1,885	243
Bank of America Corp	677,110	19,067
Bank of New York Mellon Corp/The	14,300	559
Berkshire Hathaway Inc, Cl B *	37,711	8,632
BlackRock Inc, Cl A	4,965	3,467
Brighthouse Financial Inc *	33,900	1,190
Capital One Financial Corp	155,984	13,358
Cboe Global Markets Inc	19,300	1,763
Charles Schwab Corp/The	14,607	713
Chubb Ltd	5,453	806
Citigroup Inc	159,000	8,756
Citizens Financial Group Inc	83,100	2,714
Comerica Inc	50,400	2,480
Discover Financial Services	10,000	762
Federated Hermes Inc, Cl B	32,700	878
Globe Life Inc	9,982	929
Goldman Sachs Group Inc/The	14,000	3,228
Great Western Bancorp Inc	21,300	350
Hartford Financial Services Group Inc/The	9,700	429
Huntington Bancshares Inc/OH	7,995	97
JPMorgan Chase & Co	112,569	13,270
M&T Bank Corp	16,100	1,876
Marsh & McLennan Cos Inc	48,350	5,543
MetLife Inc	143,942	6,646
Morgan Stanley	51,603	3,191
Old Republic International Corp	44,500	797
OneMain Holdings Inc, Cl A	28,479	1,110
PacWest Bancorp	31,700	737
Pinnacle Financial Partners Inc	10,000	542
Popular Inc	28,600	1,388
Raymond James Financial Inc	4,600	418
Regions Financial Corp	144,600	2,208
S&P Global Inc	359	126
Starwood Property Trust Inc ‡	32,300	579
State Street Corp	74,367	5,241
Synchrony Financial	100,556	3,064
TPG RE Finance Trust Inc	57,100	592

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travelers Cos Inc/The	53,425	$6,927
US Bancorp	133,604	5,773
Wells Fargo & Co	186,933	5,113
Willis Towers Watson PLC	42,601	8,869

		164,474

Health Care — 14.4%
Abbott Laboratories	69,600	7,532
AbbVie Inc	67,700	7,080
Agilent Technologies Inc	25,591	2,992
Alexion Pharmaceuticals Inc *	6,000	733
Align Technology Inc *	600	289
Amedisys Inc *	2,797	685
AmerisourceBergen Corp, Cl A	53,319	5,498
Amgen Inc	41,264	9,162
Anthem Inc	2,100	654
Becton Dickinson and Co	66,180	15,542
Biogen Inc *	9,137	2,194
Boston Scientific Corp *	23,500	779
Bristol-Myers Squibb Co	68,400	4,268
Change Healthcare Inc *	26,981	462
Chemed Corp	1,600	765
Cigna Corp	12,500	2,614
CVS Health Corp	148,365	10,058
Danaher Corp	30,800	6,919
Eli Lilly and Co	15,445	2,249
Encompass Health Corp	6,800	548
Envista Holdings Corp *	15,900	473
Exact Sciences Corp *	1,100	133
Gilead Sciences Inc	99,215	6,019
HCA Healthcare Inc *	19,337	2,903
Hologic Inc *	4,500	311
Horizon Therapeutics PLC *	14,100	993
Humana Inc	25,234	10,107
IDEXX Laboratories Inc *	1,900	876
Jazz Pharmaceuticals PLC *	17,000	2,392
Johnson & Johnson	131,429	19,015
LHC Group Inc *	4,900	962
McKesson Corp	3,100	558
Medpace Holdings Inc *	1,100	141
Medtronic PLC	113,190	12,870
Merck & Co Inc	246,040	19,779
Mettler-Toledo International Inc *	24	28
Oak Street Health Inc *	2,726	129
PerkinElmer Inc	7,700	1,024
Pfizer Inc	228,900	8,769
Quest Diagnostics Inc	3,600	446
Regeneron Pharmaceuticals Inc *	1,700	877
Repligen Corp *	1,800	341
ResMed Inc	3,700	775
Seagen Inc *	4,800	817
STERIS PLC	2,400	465
Thermo Fisher Scientific Inc	16,200	7,533

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Therapeutics Corp *	6,700	$889
UnitedHealth Group Inc	66,058	22,218
Universal Health Services Inc, Cl B *	3,400	444
Vertex Pharmaceuticals Inc *	2,400	547
Viatris Inc, Cl W *	26,317	443
West Pharmaceutical Services Inc	4,500	1,238
Zimmer Biomet Holdings Inc	55,315	8,249
Zoetis Inc, Cl A	23,909	3,834

		217,621

Industrials — 10.6%
3M Co	38,600	6,667
Acuity Brands Inc	6,600	784
AGCO Corp	14,800	1,369
Allison Transmission Holdings Inc, Cl A	51,300	2,106
Altra Industrial Motion Corp	10,100	573
AMETEK Inc	71,662	8,494
Atkore International Group Inc *	35,200	1,372
Barrett Business Services Inc	2,700	180
Boeing Co/The *	1,407	296
BWX Technologies Inc	8,700	495
Carrier Global Corp	31,270	1,190
Caterpillar Inc	1,200	208
Copart Inc *	11,500	1,328
Crane Co	17,600	1,224
CSX Corp	69,919	6,296
Cummins Inc	11,994	2,773
Deere & Co	20,400	5,337
Eaton Corp PLC	18,900	2,289
EMCOR Group Inc	7,100	612
Emerson Electric Co	102,323	7,860
FedEx Corp	2,860	820
Gates Industrial Corp PLC *	32,800	423
General Electric Co	117,089	1,192
GMS Inc *	22,900	715
Herman Miller Inc	16,700	595
Honeywell International Inc	54,070	11,026
Howmet Aerospace Inc *	31,010	728
Hubbell Inc, Cl B	2,900	469
IAA Inc *	1,988	119
Illinois Tool Works Inc	14,670	3,097
JB Hunt Transport Services Inc	46,318	6,266
Johnson Controls International PLC	8,572	395
Kforce Inc	5,300	218
L3Harris Technologies Inc	30,250	5,808
Landstar System Inc	1,100	145
Lockheed Martin Corp	8,300	3,030
ManpowerGroup Inc	26,394	2,287
Masco Corp	39,000	2,093
Nielsen Holdings PLC	43,100	697
Nordson Corp	25,717	5,241
Northrop Grumman Corp	8,100	2,448
Old Dominion Freight Line Inc	4,588	933

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oshkosh Corp	5,600	$451
Otis Worldwide Corp	63,194	4,230
Owens Corning	33,900	2,470
PACCAR Inc	49,025	4,268
Parker-Hannifin Corp	4,300	1,149
Pentair PLC	5,700	295
Quanta Services Inc	11,300	772
Raytheon Technologies Corp	168,513	12,086
Regal Beloit Corp	13,500	1,607
Rexnord Corp	39,800	1,493
Rockwell Automation Inc	17,421	4,452
Sensata Technologies Holding PLC *	23,100	1,128
SPX Corp *	800	41
Standex International Corp	1,700	128
Stanley Black & Decker Inc	64,883	11,959
Toro Co/The	2,759	250
TransDigm Group Inc *	1,727	1,000
UFP Industries Inc	24,500	1,314
United Parcel Service Inc, Cl B	15,839	2,710
United Rentals Inc *	12,400	2,815
Werner Enterprises Inc	25,400	1,016
WW Grainger Inc	12,850	5,375

		161,207

Information Technology — 22.0%
Accenture PLC, Cl A	29,484	7,344
Adobe Inc *	21,553	10,312
Amdocs Ltd	20,442	1,345
Anaplan Inc *	6,562	459
Apple Inc	598,443	71,245
Applied Materials Inc	62,019	5,115
Arrow Electronics Inc *	7,900	724
Autodesk Inc *	16,900	4,736
Automatic Data Processing Inc	38,060	6,618
Black Knight Inc *	11,580	1,061
Booz Allen Hamilton Holding Corp, Cl A	9,200	799
Broadcom Inc	24,390	9,795
Brooks Automation Inc	3,759	274
CACI International Inc, Cl A *	6,700	1,590
Cadence Design Systems Inc *	5,600	651
CDK Global Inc	2,800	134
Cisco Systems Inc	197,982	8,517
Cognizant Technology Solutions Corp, Cl A	50,900	3,977
Dell Technologies Inc, Cl C *	12,500	863
Duck Creek Technologies Inc *	10,343	411
Entegris Inc	1,292	120
EPAM Systems Inc *	5,617	1,811
Euronet Worldwide Inc *	3,000	403
Fair Isaac Corp *	483	228
Flex Ltd *	14,144	229
Gartner Inc *	9,040	1,374
Genpact Ltd	8,000	325
Global Payments Inc	59,800	11,672

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GoDaddy Inc, Cl A *	32,967	$2,622
Hewlett Packard Enterprise Co	53,700	593
Intel Corp	124,583	6,024
International Business Machines Corp	34,900	4,311
Intuit Inc	18,334	6,454
Jabil Inc	22,900	875
KBR Inc	31,900	886
KLA Corp	24,057	6,062
Lam Research Corp	13,836	6,263
Leidos Holdings Inc	900	91
Littelfuse Inc	4,200	1,010
Mastercard Inc, Cl A	11,753	3,955
Microchip Technology Inc	41,798	5,617
Micron Technology Inc *	25,200	1,615
Microsoft Corp	321,796	68,887
MKS Instruments Inc	7,700	1,062
Motorola Solutions Inc	44,077	7,561
NortonLifeLock Inc	21,400	390
NVIDIA Corp	15,958	8,554
Oracle Corp	128,574	7,421
Paychex Inc	7,468	696
PayPal Holdings Inc *	19,056	4,080
Qorvo Inc *	10,579	1,658
QUALCOMM Inc	106,812	15,719
salesforce.com inc *	6,768	1,663
Semtech Corp *	3,600	243
ServiceNow Inc *	2,934	1,568
Skyworks Solutions Inc	1,853	262
Snap Inc, Cl A *	2,000	89
Sykes Enterprises Inc *	6,500	245
Synopsys Inc *	3,800	865
TE Connectivity Ltd	19,599	2,234
Teradyne Inc	21,137	2,332
Texas Instruments Inc	36,128	5,826
Visa Inc, Cl A	11,700	2,461
VMware Inc, Cl A *	4,900	685
Western Union Co/The	13,320	301
Workday Inc, Cl A *	2,402	540

		333,852

Materials — 3.1%
Air Products and Chemicals Inc	33,969	9,516
AptarGroup Inc	38,103	4,813
Avery Dennison Corp	32,273	4,820
Axalta Coating Systems Ltd *	18,200	521
Ball Corp	7,107	682
Boise Cascade Co	4,200	182
Corteva Inc	46,700	1,789
Crown Holdings Inc *	1,234	116
Dow Inc	67,549	3,581
Huntsman Corp	60,500	1,499
International Paper Co	9,700	480
LyondellBasell Industries NV, Cl A	11,500	979

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Newmont Corp	41,700	$2,453
Nucor Corp	22,289	1,197
Packaging Corp of America	2,715	353
PPG Industries Inc	2,200	323
Reliance Steel & Aluminum Co	8,291	977
RPM International Inc	3,500	308
Sherwin-Williams Co/The	7,000	5,233
Steel Dynamics Inc	78,983	2,860
Vulcan Materials Co	30,541	4,265
Westrock Co	6,765	285

		47,232

Real Estate — 2.3%
American Homes 4 Rent, Cl A ‡	147,255	4,229
American Tower Corp, Cl A ‡	1,300	301
Apple Hospitality Inc *‡	14,500	192
Columbia Property Trust Inc ‡	11,300	158
CoreCivic Inc *‡	50,000	354
Crown Castle International Corp ‡	69,103	11,580
EastGroup Properties Inc ‡	6,100	832
Equinix Inc ‡	1,100	768
Extra Space Storage Inc ‡	17,700	1,995
Franklin Street Properties Corp ‡	19,300	89
Gaming and Leisure Properties Inc ‡	50,394	2,093
Healthcare Trust of America Inc, Cl A ‡	14,164	369
Healthpeak Properties Inc ‡	24,856	717
Invitation Homes Inc ‡	76,100	2,175
Kimco Realty Corp ‡	9,400	136
Lamar Advertising Co, Cl A ‡	2,700	215
Life Storage Inc ‡	7,800	856
MGM Growth Properties LLC, Cl A ‡	30,400	929
PotlatchDeltic Corp ‡	3,700	172
SBA Communications Corp, Cl A ‡	3,311	951
VEREIT Inc ‡	74,800	530
Weyerhaeuser Co ‡	170,200	4,943

		34,584

Utilities — 2.8%
AES Corp/The	265,700	5,431
American Electric Power Co Inc	15,900	1,350
American Water Works Co Inc	7,100	1,089
Atmos Energy Corp	1,999	192
Avangrid Inc	33,400	1,554
Dominion Energy Inc	16,466	1,292
Duke Energy Corp	22,600	2,094
Entergy Corp	6,700	729
Eversource Energy	2,900	254
Exelon Corp	73,100	3,002
MDU Resources Group Inc	5,400	135
National Fuel Gas Co	21,100	869
NextEra Energy Inc	118,061	8,688
NRG Energy Inc	48,000	1,572
PPL Corp	98,200	2,791

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Public Service Enterprise Group Inc	36,000	$2,098
Sempra Energy	19,000	2,422
Southern Co/The	40,600	2,430
UGI Corp	48,400	1,717
Vistra Corp	76,800	1,435
WEC Energy Group Inc	11,300	1,073

		42,217

Total Common Stock (Cost $1,040,781) ($ Thousands)		1,377,907

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills 0.060%, 12/17/2020	$120	120

Total U.S. Treasury Obligation (Cost $120) ($ Thousands)		120

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.070% **†(C)	49,583	$48

Total Affiliated Partnership (Cost $49) ($ Thousands)		48

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	84,155,071	84,155

Total Cash Equivalent (Cost $84,155) ($ Thousands)		84,155

Total Investments in Securities — 96.5% (Cost $1,125,105) ($ Thousands)		$1,462,230

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	264	Dec-2020	$44,984	$47,826	$2,842

A list of the open OTC Swap agreement held by the Fund at November 30, 2020, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Net Unrealized (Depreciation) (Thousands)
BAML	United States Custom Basket of Securities	1 Month + 0.15%	Asset Return	Monthly	02/28/2022	USD	$73,541	$(975)	$(975)

The following table represents the individual stock exposures comprising the Net Long Custom Basket Total Return Swaps as of November 30, 2020:

United States Custom Basket of Long Securities

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
21,700	AGCO CORP	USD	$2,095	$(84)	$(84)	(21.59)%
1,186	ALIGN TECHNOLOGY INC	USD	542	28	28	7.20
13,700	ALEXION PHARM	USD	1,751	(78)	(78)	(20.05)
4,000	AMEDISYS INC	USD	978	1	1	0.26
16,300	AMERICAN HOMES 4 RENT- A	USD	484	(16)	(16)	(4.11)
16,300	AMERIPRISE FINANCIAL INC	USD	3,031	4	4	1.03
5,178	AMAZON.COM INC	USD	16,213	188	188	48.33
4,416	BIO-RAD LABORATORIES-A	USD	2,637	(260)	(260)	(66.84)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
57,700	BJ’S WHOLESALE C	USD	$2,425	$(61)	$(61)	(15.68)%
1,133	BOOKING HOLDINGS INC	USD	2,390	(92)	(92)	(23.65)
—	BLUEPRINT MEDICINES CORP	USD	—	3	3	0.77
4,619	BERKSHIRE HATH-B	USD	1,077	(20)	(20)	(5.14)
72,700	CONAGRA BRANDS INC	USD	2,656	21	21	5.40
19,700	CBRE GROUP INC - A	USD	1,180	24	24	6.17
24,600	CHURCH & DWIGHT CO INC	USD	2,164	1	1	0.26
5,973	CHARTER COMMUN-A	USD	3,831	62	62	15.94
122,100	CENTERPOINT ENERGY INC	USD	3,063	(214)	(214)	(55.01)
11,500	CITRIX SYSTEMS INC	USD	1,363	62	62	15.94
10,100	CUBESMART	USD	330	(2)	(2)	(0.51)
17,600	DROPBOX INC-CLASS A	USD	329	22	22	5.66
—	DISH NETWORK CORP-A	USD	—	(16)	(16)	(4.11)
7,700	DOLBY LABORATO-A	USD	685	(2)	(2)	(0.51)
384	DOMINO’S PIZZA INC	USD	148	3	3	0.77
21,400	ELECTRONIC ARTS INC	USD	2,538	195	195	50.13
18,500	EURONET WORLDWIDE INC	USD	2,371	125	125	32.13
87,900	EQUITABLE HOLDINGS INC	USD	2,161	84	84	21.59
32,800	EXELIXIS INC	USD	642	(14)	(14)	(3.60)
13,500	DIAMONDBACK ENERGY INC	USD	543	(4)	(4)	(1.03)
—	FIRSTENERGY CORP	USD	—	5	5	1.29
1,658	FAIR ISAAC CORP	USD	785	(1)	(1)	(0.26)
21,000	FORTINET INC	USD	2,451	136	136	34.96
10,500	GILEAD SCIENCES INC	USD	641	(5)	(5)	(1.29)
35,600	GAMING AND LEISU	USD	1,486	9	9	2.31
6,077	ALPHABET INC-CL A	USD	10,781	(122)	(122)	(31.36)
160,900	HUNTINGTON BANCSHARES INC	USD	1,936	8	8	2.06
—	HD SUPPLY HOLDINGS INC	USD	—	—	—	—
17,800	HOLLYFRONTIER CORP	USD	430	(8)	(8)	(2.06)
16,500	HARTFORD FINL SV	USD	765	(30)	(30)	(7.71)
6,307	HUMANA INC	USD	2,703	(177)	(177)	(45.50)
19,700	HOWMET AEROSPACE INC	USD	457	5	5	1.29
1,007	ILLUMINA INC	USD	299	25	25	6.43
36,300	KNIGHT-SWIFT TRA	USD	1,515	(17)	(17)	(4.37)
2,900	COCA-COLA CO/THE	USD	156	(5)	(5)	(1.29)
74,500	KROGER CO	USD	2,406	65	65	16.71
6,500	LITHIA MOTORS INC-CL A	USD	1,729	153	153	39.33
19,500	LAMAR ADVERTISING CO-A	USD	1,500	52	52	13.37
116,500	LIBERTY GLOBAL PLC- C	USD	2,546	(25)	(25)	(6.43)
2,000	LHC GROUP INC	USD	421	(29)	(29)	(7.46)
29,800	LKQ CORP	USD	1,097	(47)	(47)	(12.08)
6,100	LOWE’S COS INC	USD	988	(37)	(37)	(9.51)
—	LATTICE SEMICOND	USD	—	5	5	1.29
42,300	MASCO CORP	USD	2,339	(69)	(69)	(17.74)
17,800	MCKESSON CORP	USD	3,269	(60)	(60)	(15.42)
26,400	MARSH & MCLENNAN COS	USD	3,053	(28)	(28)	(7.20)
95,900	MOSAIC CO/THE	USD	1,801	305	305	78.41
400	MONOLITHIC POWER	USD	121	7	7	1.80
52,997	NEXTERA ENERGY INC	USD	4,121	(203)	(203)	(52.19)
17,700	NEXTERA ENERGY PARTNERS LP	USD	1,149	(26)	(26)	(6.68)
12,300	NIKE INC -CL B	USD	1,600	56	56	14.40
91,800	NOV INC	USD	1,105	20	20	5.14
—	NOVAVAX INC	USD	—	(13)	(13)	(3.34)
68,700	NEWS CORP - CLASS A	USD	1,195	18	18	4.63
67,000	NY COMM BANCORP	USD	604	57	57	14.65
2,400	OKTA INC	USD	535	53	53	13.62
4,200	PALO ALTO NETWORKS INC	USD	1,170	65	65	16.71

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
6,300	PERFORMANCE FOOD GROUP CO	USD	$275	$(2)	$(2)	(0.51)%
19,300	PULTEGROUP INC	USD	827	14	14	3.60
20,200	PERKINELMER INC	USD	2,693	(7)	(7)	(1.80)
—	PLUG POWER INC	USD	—	43	43	11.05
4,821	POOL CORP	USD	1,643	16	16	4.11
—	PLURALSIGHT INC - A	USD	—	35	35	9.00
28,500	QUANTA SERVICES INC	USD	1,976	(29)	(29)	(7.46)
1,300	PAYPAL HOLDINGS INC	USD	250	29	29	7.46
2,945	REGENERON PHARMACEUTICALS	USD	1,647	(128)	(128)	(32.90)
—	RH	USD	—	35	35	9.00
16,000	RELIANCE STEEL & ALUMINUM	USD	1,933	(39)	(39)	(10.03)
1,616	SBA COMMUNICATIONS CORP	USD	477	(13)	(13)	(3.34)
6,600	SITEONE LANDSCAP	USD	893	28	28	7.20
27,000	SCHNEIDER NATL-B	USD	594	24	24	6.17
14,400	SYNNEX CORP	USD	2,268	40	40	10.28
—	SOUTH STATE CORP	USD	—	(1)	(1)	(0.26)
2,090	THERMO FISHER	USD	1,005	(34)	(34)	(8.74)
1,200	T ROWE PRICE GROUP INC	USD	173	(1)	(1)	(0.26)
8,500	UNIVERSAL HLTH-B	USD	1,130	(20)	(20)	(5.14)
1,000	UNITED PARCEL-B	USD	168	4	4	1.03
1,200	UNITED RENTALS INC	USD	261	19	19	4.88
5,400	MARRIOTT VACATIONS WORLD	USD	704	(16)	(16)	(4.11)
109,200	WELLS FARGO & CO	USD	2,719	276	276	70.95
15,800	WP CAREY INC	USD	1,134	(40)	(40)	(10.28)
49,500	WEYERHAEUSER CO	USD	1,453	(16)	(16)	(4.11)
3,300	XPO LOGISTICS INC	USD	351	1	1	0.26
14,300	XEROX HOLDINGS CORP	USD	325	(12)	(12)	(3.10)
6,900	ZENDESK INC	USD	845	81	81	20.79

			$140,525	$389	$389	100.00%

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swaps as of November 30, 2020:

United States Custom Basket of Short Securities

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(74,300)	AMERICAN AIRLINE	USD	$(954)	$(96)	$(96)	7.04%
(22,300)	ADAPTIVE BIOTECHNOLOGIES	USD	(1,041)	(34)	(34)	2.49
(91,800)	ADT INC	USD	(695)	(44)	(44)	3.23
(20,100)	AEROJET ROCKETDY	USD	(747)	(6)	(6)	0.44
(14,200)	ALLOGENE THERAPEUTICS INC	USD	(469)	28	28	-2.05
(3,200)	ALLAKOS INC	USD	(320)	(22)	(22)	1.61
(10,500)	APELLIS PHARMACE	USD	(496)	1	1	-0.07
(11,500)	ARROWHEAD PHARMA	USD	(794)	75	75	-5.50
(9,200)	ATMOS ENERGY CORP	USD	(932)	44	44	-3.23
(10,500)	AMERICAN STATES WATER CO	USD	(831)	52	52	-3.81
(10,300)	BRIDGEBIO PHARMA INC	USD	(457)	(61)	(61)	4.47
(1,200)	BRIGHT HORIZONS FAMILY SOLUT	USD	(204)	—	—	0.00
(5,900)	BIOHAVEN PHARMAC	USD	(568)	43	43	-3.15
(11,300)	BILL.COM HOLDINGS INC	USD	(1,090)	(297)	(297)	21.77
(19,500)	BLACKBAUD INC	USD	(1,020)	(55)	(55)	4.03
(11,300)	BLUEBIRD BIO INC	USD	(524)	26	26	-1.91
(13,800)	BANK OF HAWAII CORP	USD	(1,039)	(4)	(4)	0.29
(12,900)	BOK FINANCIAL CORPORATION	USD	(912)	41	41	-3.01
(25,400)	BLACKSTONE MOR-A	USD	(660)	—	—	0.00

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(13,700)	COMMUNITY BANK SYSTEM INC	USD	$(909)	$56	$56	-4.11%
(12,100)	CHEGG INC	USD	(822)	(121)	(121)	8.87
(44,000)	CLEVELAND-CLIFFS INC	USD	(466)	(19)	(19)	1.39
(9,700)	DECIPHERA PHARMA	USD	(642)	42	42	-3.08
(5,000)	DENALI THERAPEUTICS INC	USD	(320)	16	16	-1.17
(2,400)	EDISON INTERNATIONAL	USD	(156)	9	9	-0.66
(19,100)	EQUITY COMMONWEALTH	USD	(515)	8	8	-0.59
(2,000)	ELASTIC NV	USD	(203)	(44)	(44)	3.23
(13,400)	FATE THERAPEUTICS INC	USD	(708)	(76)	(76)	5.57
(50,800)	FIRST HAWAIIAN INC	USD	(1,135)	9	9	-0.66
(14,100)	FOX FACTORY HOLDING CORP	USD	(1,156)	(75)	(75)	5.50
(8,100)	FASTLY INC - CLASS A	USD	(639)	(48)	(48)	3.52
(11,500)	GATX CORP	USD	(940)	22	22	-1.61
(20,100)	GLACIER BANCORP INC	USD	(887)	67	67	-4.91
(1,669)	GRAHAM HOLDING-B	USD	(754)	7	7	-0.51
(6,500)	GOOSEHEAD INSU-A	USD	(807)	7	7	-0.51
(14,400)	HOWARD HUGHES CORP/THE	USD	(1,026)	(21)	(21)	1.54
(41,300)	HOME BANCSHARES INC	USD	(815)	45	45	-3.30
(88,800)	H&R BLOCK INC	USD	(1,565)	(105)	(105)	7.70
(2,300)	IDACORP INC	USD	(217)	9	9	-0.66
(6,000)	IMMUNOVANT INC	USD	(316)	21	21	-1.54
(18,300)	INSMED INC	USD	(671)	(43)	(43)	3.15
(3,400)	INSPIRE MEDICAL	USD	(591)	(40)	(40)	2.93
(73,700)	JETBLUE AIRWAYS CORP	USD	(1,090)	(22)	(22)	1.61
(4,500)	KINSALE CAPITAL GROUP INC	USD	(1,006)	(75)	(75)	5.50
(4,100)	QUAKER CHEMICAL CORP	USD	(1,060)	47	47	-3.45
(10,800)	OPEN LENDING CORP - CL A	USD	(325)	21	21	-1.54
(170,800)	Lumen Technologies	USD	(1,720)	(108)	(108)	7.92
(21,800)	LIVE NATION ENTE	USD	(1,489)	58	58	-4.25
(8,600)	MERCURY SYSTEMS INC	USD	(591)	(22)	(22)	1.61
(700)	MIRATI THERAPEUTICS INC	USD	(160)	(6)	(6)	0.44
(4,600)	NEW FORTRESS ENERGY INC	USD	(172)	(27)	(27)	1.98
(28,500)	NEW JERSEY RESOURCES CORP	USD	(1,066)	125	125	-9.16
(8,500)	NIKOLA CORP	USD	(186)	12	12	-0.88
(88,900)	NEW RESIDENT	USD	(767)	(56)	(56)	4.11
(8,200)	NUTANIX INC - A	USD	(219)	(6)	(6)	0.44
(10,800)	ONEOK INC	USD	(349)	(38)	(38)	2.79
(8,600)	1LIFE HEALTHCARE INC	USD	(282)	—	—	0.00
(2,200)	ORMAT TECHNOLOGIES INC	USD	(180)	6	6	-0.44
(41,100)	OWL ROCK CAPITAL CORP	USD	(559)	3	3	-0.22
(152,200)	P G & E CORP	USD	(1,756)	(177)	(177)	12.98
(8,700)	PENNYMAC FINANCI	USD	(495)	(7)	(7)	0.51
(84,000)	PARK HOTELS & RESORTS INC	USD	(1,216)	(155)	(155)	11.36
(19,500)	PINNACLE FINL	USD	(1,081)	22	22	-1.61
(8,100)	REATA PHARMACE-A	USD	(1,380)	143	143	-10.48
(5,400)	ROYAL GOLD INC	USD	(617)	20	20	-1.47
(9,300)	ROCKET COS INC-CLASS A	USD	(211)	18	18	-1.32
(4,700)	ROKU INC	USD	(1,094)	(286)	(286)	20.97
(33,484)	ROOT INC/OH -CLASS A	USD	(573)	(20)	(20)	1.47
(55,300)	SABRE CORP	USD	(544)	(79)	(79)	5.79
(9,500)	SAGE THERAPEUTICS INC	USD	(698)	(6)	(6)	0.44
(113)	SEABOARD CORP	USD	(361)	(1)	(1)	0.07
(5,100)	SVB FINANCIAL GROUP	USD	(1,809)	50	50	-3.67
(1,300)	SNOWFLAKE INC-CLASS A	USD	(314)	(109)	(109)	7.99
(25,700)	SPIRIT AEROSYS-A	USD	(832)	(42)	(42)	3.08
(42,200)	SUNPOWER CORP	USD	(833)	(103)	(103)	7.55

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(16,600)	SPIRE INC	USD	$(1,058)	$(3)	$(3)	0.22%
(3,500)	STAMPS.COM INC	USD	(633)	(23)	(23)	1.69
(2,200)	SPRINGWORKS THER	USD	(152)	8	8	-0.59
(13,800)	SOUTHWEST GAS HO	USD	(972)	77	77	-5.65
(4,100)	TEXAS CAPITAL BA	USD	(233)	4	4	-0.29
(6,300)	TCF FINANCIAL CORP	USD	(212)	(2)	(2)	0.15
(4,200)	THOR INDUSTRIES INC	USD	(373)	(32)	(32)	2.35
(9,200)	TAYLOR MORRISON HOME CORP	USD	(228)	(5)	(5)	0.37
(10,200)	TOOTSIE ROLL INDS	USD	(331)	15	15	-1.10
(3,400)	TRUPANION INC	USD	(306)	(38)	(38)	2.79
(1,800)	TWIST BIOSCIENCE CORP	USD	(188)	(14)	(14)	1.03
(3,568)	UNITED AIRLINES	USD	(146)	(41)	(41)	3.01
(75,000)	UMPQUA HOLDINGS CORP	USD	(1,091)	34	34	-2.49
(7,400)	VIR BIOTECHNOLOGY INC	USD	(198)	(38)	(38)	2.79
(20,300)	VORNADO REALTY TRUST	USD	(811)	10	10	-0.73
(3,900)	VROOM INC	USD	(131)	(9)	(9)	0.66
(12,600)	VERTIV HOLDINGS CO	USD	(230)	(6)	(6)	0.44
(11,600)	VIASAT INC	USD	(425)	31	31	-2.27
(78,200)	Vistra Corp.	USD	(1,548)	87	87	-6.38
(15,200)	VIVINT SMART HOME INC	USD	(310)	(25)	(25)	1.82
(29,700)	ESSENTIAL UTILITIES INC	USD	(1,360)	9	9	-0.67

			$ (65,984)	$ (1,364)	$ (1,364)	100.00%

Percentages are based on a Net Assets of $1,515,192 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2020 (see Note 12). The total market value of securities on loan at November 30, 2020, was $83 ($ Thousands).
(B)	Security is a Master Limited Partnership. At November 30, 2020, such securities amounted to $247 ($ Thousands), or 0.0% of Net Assets (see Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2020 was $48 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,377,907	—	—	1,377,907
U.S. Treasury Obligation	—	120	—	120
Affiliated Partnership	—	48	—	48
Cash Equivalent	84,155	—	—	84,155

Total Investments in Securities	1,462,062	168	—	1,462,230

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,842	—	—	2,842
Total Return Swaps*
Unrealized Depreciation	—	(975)	—	(975)

Total Other Financial Instruments	2,842	(975)	—	1,867

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Disciplined Equity Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$22,577	$60,460	$(82,985)	$1	$(5)	$48	49,583	$7	$—
SEI Daily Income Trust, Government Fund, Cl F	37,160	326,427	(279,432)	—	—	84,155	84,155,071	4	—

Totals	$59,737	$386,887	$(362,417)	$1	$(5)	$84,203		$11	$—

Amounts designated as “—” are $0 or have been rounded to $ 0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.3%

Communication Services — 10.3%
Activision Blizzard Inc	46,356	$3,684
Alphabet Inc, Cl A *	18,129	31,805
Alphabet Inc, Cl C *	17,899	31,515
Altice USA Inc, Cl A *(A)	18,500	627
AT&T Inc	425,785	12,241
Cable One Inc	357	707
CenturyLink Inc	62,106	649
Charter Communications Inc, Cl A *	8,797	5,735
Comcast Corp, Cl A	273,150	13,723
Discovery Inc, Cl A *(A)	8,000	215
Discovery Inc, Cl C *	23,300	560
DISH Network Corp, Cl A *	15,226	546
Electronic Arts Inc	17,365	2,219
Facebook Inc, Cl A *	144,900	40,133
Fox Corp	31,527	905
GCI Liberty Inc *	4,949	451
IAC/InterActiveCorp *	4,532	643
Interpublic Group of Cos Inc/The	23,275	518
John Wiley & Sons Inc, Cl A	3,842	133
Liberty Broadband Corp, Cl A *	1,280	201
Liberty Broadband Corp, Cl C *	7,008	1,103
Liberty Media Corp-Liberty Formula One, Cl A *	1,600	60
Liberty Media Corp-Liberty Formula One, Cl C *	12,200	510
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,020	165
Liberty Media Corp-Liberty SiriusXM, Cl C *	9,721	399
Lions Gate Entertainment Corp, Cl A *(A)	4,900	48
Lions Gate Entertainment Corp, Cl B *	10,883	98
Live Nation Entertainment Inc *	7,300	479
Madison Square Garden Entertainment Corp *	1,086	82
Madison Square Garden Sports Corp, Cl A *	1,086	184
Match Group Inc *	13,296	1,851
Netflix Inc *	25,700	12,611
New York Times Co/The, Cl A (A)	8,800	378
News Corp	10,800	192
News Corp, Cl A	25,546	451
Nexstar Media Group Inc, Cl A	2,400	253
Omnicom Group Inc	12,744	803
Roku Inc, Cl A *	6,200	1,820
Sirius XM Holdings Inc (A)	79,600	517
Spotify Technology SA *	8,100	2,360
Take-Two Interactive Software Inc *	7,300	1,318
Telephone and Data Systems Inc	4,280	81
T-Mobile US Inc *	33,892	4,506
TripAdvisor Inc *	5,767	150
Twitter Inc *	45,560	2,119
United States Cellular Corp *	831	26
Verizon Communications Inc	250,676	15,143
ViacomCBS Inc	715	26

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ViacomCBS Inc, Cl B	32,786	$1,157
Walt Disney Co/The *	108,950	16,126
World Wrestling Entertainment Inc, Cl A	2,200	95
Zillow Group Inc, Cl A *	2,643	292
Zillow Group Inc, Cl C *	8,286	893
Zynga Inc, Cl A *	50,500	417

		213,923

Consumer Discretionary — 12.2%
Advance Auto Parts Inc	3,508	518
Amazon.com Inc *	25,489	80,750
Aptiv PLC *	16,900	2,006
Aramark	15,300	535
AutoNation Inc *	3,032	186
AutoZone Inc *	1,307	1,487
Best Buy Co Inc	13,347	1,452
Booking Holdings Inc *	2,432	4,933
BorgWarner Inc	12,764	496
Bright Horizons Family Solutions Inc *	3,600	612
Brunswick Corp/DE	3,500	261
Burlington Stores Inc *	3,700	809
Capri Holdings Ltd *	7,300	258
CarMax Inc *	9,760	912
Carnival Corp, Cl A *	23,300	466
Carter’s Inc *	3,300	294
Carvana Co, Cl A *(A)	3,400	851
Chegg Inc *	7,400	577
Chipotle Mexican Grill Inc, Cl A *	1,619	2,088
Choice Hotels International Inc *	1,884	188
Columbia Sportswear Co *	2,300	188
Darden Restaurants Inc	6,922	747
Dick’s Sporting Goods Inc	5,458	310
Dollar General Corp	15,500	3,388
Dollar Tree Inc *	13,234	1,446
Domino’s Pizza Inc	2,400	942
DR Horton Inc	20,368	1,517
Dunkin’ Brands Group Inc	5,500	585
eBay Inc	41,011	2,068
Etsy Inc *	6,700	1,077
Expedia Group Inc *	7,822	974
Extended Stay America Inc	7,600	104
Five Below Inc *	3,000	469
Floor & Decor Holdings Inc, Cl A *	4,800	384
Foot Locker Inc	5,869	220
Ford Motor Co *	237,284	2,155
frontdoor Inc *	4,700	222
Gap Inc/The	15,021	315
Garmin Ltd	8,700	1,016
General Motors Co *	72,600	3,183
Gentex Corp	12,864	419
Genuine Parts Co	9,511	936
Graham Holdings Co, Cl B	157	70
Grand Canyon Education Inc *	2,300	192

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Grubhub Inc *	4,800	$338
H&R Block Inc	11,725	220
Hanesbrands Inc	19,972	284
Harley-Davidson Inc	10,003	403
Hasbro Inc	7,067	657
Hilton Worldwide Holdings Inc *	16,633	1,724
Home Depot Inc/The	65,015	18,036
Hyatt Hotels Corp, Cl A *	2,600	187
Kohl’s Corp *	10,319	332
L Brands Inc *	11,357	441
Las Vegas Sands Corp *	21,893	1,220
Lear Corp	3,600	515
Leggett & Platt Inc	7,212	311
Lennar Corp, Cl A	16,790	1,274
Lennar Corp, Cl B	1,713	104
LKQ Corp *	18,400	648
Lowe’s Cos Inc	45,710	7,123
Lululemon Athletica Inc *	7,000	2,592
Marriott International Inc/MD, Cl A *	16,294	2,067
Mattel Inc *	19,842	307
McDonald’s Corp	45,280	9,846
MGM Resorts International	29,739	840
Mohawk Industries Inc *	2,766	348
Newell Brands Inc	27,193	578
NIKE Inc, Cl B	73,568	9,910
Nordstrom Inc *(A)	6,912	179
Norwegian Cruise Line Holdings Ltd *(A)	12,400	284
NVR Inc *	184	735
Ollie’s Bargain Outlet Holdings Inc *(A)	2,800	247
O’Reilly Automotive Inc *	4,440	1,964
Peloton Interactive Inc, Cl A *	6,000	698
Penske Automotive Group Inc	1,800	99
Pinterest Inc, Cl A *	24,700	1,729
Planet Fitness Inc, Cl A *	4,700	343
Polaris Inc	2,700	259
Pool Corp	2,500	865
PulteGroup Inc	16,145	704
PVH Corp *	3,300	262
Qurate Retail Inc *	28,230	296
Ralph Lauren Corp, Cl A *	3,180	273
Ross Stores Inc *	20,176	2,169
Royal Caribbean Cruises Ltd *	10,000	788
Service Corp International/US	10,894	530
Six Flags Entertainment Corp *	3,500	108
Skechers USA Inc, Cl A *	8,500	284
Starbucks Corp	69,312	6,794
Tapestry Inc *	13,967	396
Target Corp	30,185	5,419
Tempur Sealy International Inc *	6,800	171
Terminix Global Holdings *	6,200	304
Tesla Inc *	44,685	25,363
Thor Industries Inc (A)	3,300	318

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tiffany & Co	7,125	$937
TJX Cos Inc/The	73,616	4,675
Toll Brothers Inc	8,751	414
Tractor Supply Co	7,400	1,042
Ulta Beauty Inc *	3,152	868
Under Armour Inc, Cl A *	10,700	177
Under Armour Inc, Cl C *	8,821	128
Vail Resorts Inc *	2,100	579
VF Corp	19,968	1,665
Wayfair Inc, Cl A *(A)	3,800	967
Wendy’s Co/The	13,075	288
Whirlpool Corp	3,716	723
Williams-Sonoma Inc	5,162	565
Wyndham Destinations Inc	4,768	201
Wyndham Hotels & Resorts Inc	5,768	332
Wynn Resorts Ltd *	5,196	522
Yum China Holdings Inc	22,448	1,266
Yum! Brands Inc	18,348	1,9412

		251,783

Consumer Staples — 6.2%
Altria Group Inc	114,340	4,554
Archer-Daniels-Midland Co	34,479	1,716
Beyond Meat Inc *(A)	2,700	378
Boston Beer Co Inc/The, Cl A *(A)	500	465
Brown-Forman Corp, Cl A	2,200	162
Brown-Forman Corp, Cl B	9,817	792
Bunge Ltd	8,800	518
Campbell Soup Co	8,978	449
Casey’s General Stores Inc	1,900	345
Church & Dwight Co Inc	15,314	1,344
Clorox Co/The (A)	7,103	1,442
Coca-Cola Co/The	230,740	11,906
Colgate-Palmolive Co	50,150	4,295
Conagra Brands Inc	28,376	1,037
Constellation Brands Inc, Cl A	9,331	1,921
Costco Wholesale Corp	26,581	10,414
Coty Inc, Cl A *	14,922	107
Energizer Holdings Inc (A)	2,941	123
Estee Lauder Cos Inc/The, Cl A	13,808	3,387
Flowers Foods Inc	10,325	229
General Mills Inc	36,692	2,232
Grocery Outlet Holding Corp *	3,800	147
Hain Celestial Group Inc/The *	3,300	127
Herbalife Nutrition Ltd *	6,500	311
Hershey Co/The	9,298	1,375
Hormel Foods Corp (A)	16,756	791
Ingredion Inc	4,100	316
J M Smucker Co/The	6,311	740
Kellogg Co	15,403	984
Keurig Dr Pepper Inc	21,000	640
Kimberly-Clark Corp	20,718	2,886
Kraft Heinz Co/The	39,402	1,298

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kroger Co/The	48,646	$1,605
Lamb Weston Holdings Inc	8,362	605
McCormick & Co Inc/MD	7,693	1,438
Molson Coors Beverage Co, Cl B *	11,962	550
Mondelez International Inc, Cl A	86,806	4,987
Monster Beverage Corp *	22,987	1,949
Nu Skin Enterprises Inc, Cl A	3,900	201
PepsiCo Inc	82,852	11,950
Philip Morris International Inc	93,568	7,088
Pilgrim’s Pride Corp *	400	8
Post Holdings Inc *	3,800	359
Procter & Gamble Co/The	147,254	20,449
Reynolds Consumer Products Inc	5,200	158
Seaboard Corp	16	51
Spectrum Brands Holdings Inc	2,918	195
Sprouts Farmers Market Inc *	9,000	191
Sysco Corp	28,348	2,021
TreeHouse Foods Inc *	3,000	123
Tyson Foods Inc, Cl A	18,565	1,211
US Foods Holding Corp *	13,000	409
Walgreens Boots Alliance Inc	42,825	1,628
Walmart Inc	83,179	12,709

		127,316

Energy — 2.1%
Antero Midstream Corp	10,700	72
Apache Corp	21,559	278
Baker Hughes Co, Cl A	38,040	712
Cabot Oil & Gas Corp, Cl A	23,700	415
Cheniere Energy Inc *	13,600	771
Chevron Corp	115,498	10,069
Cimarex Energy Co	6,900	248
Concho Resources Inc	13,424	772
ConocoPhillips	65,976	2,610
Continental Resources Inc/OK *	5,300	81
Devon Energy Corp	20,413	286
Diamondback Energy Inc	8,717	348
EOG Resources Inc	35,090	1,645
EQT Corp *	11,619	173
Equitrans Midstream Corp	16,495	135
Exxon Mobil Corp	255,138	9,729
Halliburton Co	51,036	847
Helmerich & Payne Inc	6,550	149
Hess Corp	18,512	873
HollyFrontier Corp	7,026	164
Kinder Morgan Inc	125,122	1,799
Marathon Oil Corp	48,376	286
Marathon Petroleum Corp	38,419	1,494
Murphy Oil Corp	5,354	54
National Oilwell Varco Inc *	23,180	284
Occidental Petroleum Corp	49,819	785
ONEOK Inc	24,558	881
Parsley Energy Inc, Cl A	17,300	217

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Phillips 66	26,288	$1,593
Pioneer Natural Resources Co	10,844	1,091
Schlumberger NV	82,255	1,710
Targa Resources Corp	14,800	348
Valero Energy Corp	22,636	1,217
Williams Cos Inc/The	69,796	1,464
WPX Energy Inc *	23,648	168

		43,768

Financials — 10.3%
Affiliated Managers Group Inc	3,220	281
Aflac Inc	41,012	1,802
AGNC Investment Corp ‡	34,059	520
Alleghany Corp *	999	575
Allstate Corp/The	18,925	1,937
Ally Financial Inc	23,500	697
American Express Co	40,234	4,771
American Financial Group Inc/OH	4,114	368
American International Group Inc	51,923	1,996
American National Group Inc	822	70
Ameriprise Financial Inc	7,680	1,423
Annaly Capital Management Inc ‡	86,211	690
Aon PLC, Cl A	13,878	2,843
Apollo Global Management Inc, Cl A	10,500	458
Arch Capital Group Ltd *	22,600	728
Ares Management Corp, Cl A	6,000	270
Arthur J Gallagher & Co	11,104	1,282
Associated Banc-Corp	7,284	112
Assurant Inc	4,193	541
Assured Guaranty Ltd	4,700	142
Athene Holding Ltd, Cl A *	9,400	417
Axis Capital Holdings Ltd	4,800	241
Bank of America Corp	462,063	13,012
Bank of Hawaii Corp	2,282	171
Bank of New York Mellon Corp/The	48,309	1,890
Bank OZK	6,400	179
Berkshire Hathaway Inc, Cl B *	115,600	26,462
BlackRock Inc, Cl A	8,985	6,275
BOK Financial Corp	2,475	166
Brighthouse Financial Inc *	7,728	271
Brown & Brown Inc	13,948	628
Capital One Financial Corp	27,725	2,374
Carlyle Group Inc/The	7,100	202
Cboe Global Markets Inc	6,600	603
Charles Schwab Corp/The	84,381	4,116
Chubb Ltd	26,891	3,975
Cincinnati Financial Corp	8,986	686
Citigroup Inc	123,504	6,801
Citizens Financial Group Inc	26,700	872
CME Group Inc, Cl A	21,570	3,775
CNA Financial Corp	3,100	107
Comerica Inc	8,953	441
Commerce Bancshares Inc/MO	7,191	474

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Credit Acceptance Corp *(A)	500	$149
Cullen/Frost Bankers Inc	3,568	299
Discover Financial Services	18,889	1,439
East West Bancorp Inc	9,000	384
Eaton Vance Corp	6,010	403
Equitable Holdings Inc	26,200	665
Erie Indemnity Co, Cl A	1,419	320
Evercore Inc, Cl A	3,100	282
Everest Re Group Ltd	2,500	568
FactSet Research Systems Inc	2,300	768
Fidelity National Financial Inc	15,152	545
Fifth Third Bancorp	43,082	1,092
First American Financial Corp	6,900	334
First Citizens BancShares Inc/NC, Cl A	500	264
First Hawaiian Inc	8,000	175
First Horizon Corp	32,956	403
First Republic Bank/CA	10,700	1,386
FNB Corp/PA	17,100	151
Franklin Resources Inc (A)	19,649	432
Globe Life Inc	6,487	604
Goldman Sachs Group Inc/The	20,175	4,652
Hanover Insurance Group Inc/The	2,493	280
Hartford Financial Services Group Inc/The	23,710	1,048
Huntington Bancshares Inc/OH	55,134	666
Interactive Brokers Group Inc, Cl A	5,600	295
Intercontinental Exchange Inc	33,200	3,503
Invesco Ltd	16,800	273
Jefferies Financial Group Inc	16,706	380
JPMorgan Chase & Co	182,934	21,564
Kemper Corp	3,300	247
KeyCorp	59,751	924
KKR & Co Inc	32,700	1,240
Lazard Ltd, Cl A (B)	6,900	258
LendingTree Inc *	400	102
Lincoln National Corp	11,688	552
Loews Corp	15,936	668
LPL Financial Holdings Inc	4,800	436
M&T Bank Corp	8,557	997
Markel Corp *	790	769
MarketAxess Holdings Inc	2,100	1,132
Marsh & McLennan Cos Inc	29,965	3,435
Mercury General Corp	2,396	107
MetLife Inc	44,609	2,060
MGIC Investment Corp	18,900	226
Moody’s Corp	10,027	2,831
Morgan Stanley	80,609	4,984
Morningstar Inc	1,000	200
MSCI Inc, Cl A	4,700	1,924
Nasdaq Inc	7,000	896
New Residential Investment Corp ‡	24,100	223
New York Community Bancorp Inc	33,272	322
Northern Trust Corp	11,505	1,071

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Old Republic International Corp	17,490	$313
OneMain Holdings Inc, Cl A	4,700	183
PacWest Bancorp	8,200	191
People’s United Financial Inc	24,934	309
Pinnacle Financial Partners Inc	4,100	222
PNC Financial Services Group Inc/The	26,022	3,593
Popular Inc	5,853	284
Primerica Inc	2,300	300
Principal Financial Group Inc	16,308	812
Progressive Corp/The	35,480	3,091
Prosperity Bancshares Inc	6,000	377
Prudential Financial Inc	23,663	1,789
Raymond James Financial Inc	7,221	657
Regions Financial Corp	59,487	908
Reinsurance Group of America Inc, Cl A	4,699	542
RenaissanceRe Holdings Ltd	2,600	428
Rocket, Cl A *(A)	10,200	211
S&P Global Inc	14,756	5,191
Santander Consumer USA Holdings Inc *(A)	4,900	108
SEI Investments Co †	6,742	356
Signature Bank/New York NY	3,100	348
SLM Corp	25,914	275
Starwood Property Trust Inc ‡	14,100	253
State Street Corp	21,379	1,507
Sterling Bancorp/DE	9,300	149
SVB Financial Group *	3,200	1,104
Synchrony Financial	36,018	1,097
Synovus Financial Corp	7,896	249
T Rowe Price Group Inc	14,130	2,026
TCF Financial Corp	7,076	238
TFS Financial Corp	6,200	107
Tradeweb Markets Inc, Cl A	5,000	298
Travelers Cos Inc/The	15,375	1,993
Truist Financial Corp	82,063	3,809
Umpqua Holdings Corp	15,800	219
Unum Group	11,905	265
US Bancorp	83,497	3,608
Virtu Financial Inc, Cl A	2,600	59
Voya Financial Inc	8,500	490
W R Berkley Corp	8,121	529
Webster Financial Corp	5,600	212
Wells Fargo & Co	224,766	6,147
Western Alliance Bancorp	6,500	333
White Mountains Insurance Group Ltd	179	172
Willis Towers Watson PLC	7,362	1,533
Wintrust Financial Corp	2,000	109
Zions Bancorp NA	7,802	301

		211,867

Health Care — 13.5%
10X Genomics Inc, Cl A *	3,300	505
Abbott Laboratories	105,137	11,378
AbbVie Inc	106,301	11,117

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ABIOMED Inc *	2,800	$768
Acadia Healthcare Co Inc *	7,100	301
ACADIA Pharmaceuticals Inc *	6,700	380
Acceleron Pharma Inc *	2,800	331
Adaptive Biotechnologies Corp *	5,800	280
Agilent Technologies Inc	19,064	2,229
Agios Pharmaceuticals Inc *	3,700	171
Alexion Pharmaceuticals Inc *	13,700	1,673
Align Technology Inc *	4,600	2,214
Alkermes PLC *	9,200	168
Alnylam Pharmaceuticals Inc *	6,300	818
Amedisys Inc *	1,900	465
AmerisourceBergen Corp, Cl A	8,624	889
Amgen Inc	35,758	7,940
Anthem Inc	15,531	4,838
Avantor Inc *	25,300	690
Baxter International Inc	30,615	2,329
Becton Dickinson and Co	16,370	3,844
Biogen Inc *	9,200	2,210
BioMarin Pharmaceutical Inc *	10,600	834
Bio-Rad Laboratories Inc, Cl A *	1,300	700
Bio-Techne Corp	2,541	771
Bluebird Bio Inc *	3,800	168
Boston Scientific Corp *	84,239	2,793
Bristol-Myers Squibb Co	136,419	8,513
Bruker Corp	5,700	288
Cardinal Health Inc	17,329	946
Catalent Inc *	9,800	942
Centene Corp *	33,658	2,075
Cerner Corp	18,796	1,407
Change Healthcare Inc *	20,808	356
Charles River Laboratories International Inc *	3,143	737
Chemed Corp	1,100	526
Cigna Corp	22,202	4,643
Cooper Cos Inc/The	2,904	973
CVS Health Corp	79,499	5,389
Danaher Corp	38,102	8,559
DaVita Inc *	6,885	756
DENTSPLY SIRONA Inc	13,366	680
DexCom Inc *	5,800	1,854
Edwards Lifesciences Corp *	36,184	3,035
Elanco Animal Health Inc *	21,137	647
Eli Lilly and Co	50,671	7,380
Encompass Health Corp	5,800	467
Envista Holdings Corp *	8,100	241
Exact Sciences Corp *	8,700	1,053
Exelixis Inc *	21,900	420
Gilead Sciences Inc	77,134	4,680
Global Blood Therapeutics Inc *	3,600	165
Globus Medical Inc, Cl A *	4,500	270
Guardant Health Inc *	4,600	557

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Haemonetics Corp *	3,100	$350
HCA Healthcare Inc *	16,200	2,432
Henry Schein Inc *	8,868	570
Hill-Rom Holdings Inc	4,124	391
Hologic Inc *	15,400	1,065
Horizon Therapeutics PLC *	10,600	747
Humana Inc	7,875	3,154
ICU Medical Inc *	1,200	226
IDEXX Laboratories Inc *	5,104	2,353
Illumina Inc *	8,905	2,868
Incyte Corp *	12,100	1,023
Insulet Corp *	3,600	928
Integra LifeSciences Holdings Corp *	3,000	164
Intuitive Surgical Inc *	7,071	5,134
Ionis Pharmaceuticals Inc *	8,300	419
Iovance Biotherapeutics Inc *	8,300	322
IQVIA Holdings Inc *	10,913	1,844
Jazz Pharmaceuticals PLC *	3,100	436
Johnson & Johnson	159,009	23,005
Laboratory Corp of America Holdings *	5,690	1,137
Masimo Corp *	3,100	789
McKesson Corp	10,370	1,866
Medtronic PLC	80,826	9,190
Merck & Co Inc	150,843	12,126
Mettler-Toledo International Inc *	1,436	1,651
Moderna Inc *	16,500	2,520
Molina Healthcare Inc *	3,400	694
Nektar Therapeutics, Cl A *	8,700	143
Neurocrine Biosciences Inc *	5,400	513
Novocure Ltd *	6,100	766
Penumbra Inc *(A)	2,300	510
PerkinElmer Inc	6,534	869
Perrigo Co PLC	7,800	376
Pfizer Inc	331,922	12,716
PPD Inc *	10,500	368
PRA Health Sciences Inc *	3,900	438
Premier Inc, Cl A	4,400	156
QIAGEN NV *	14,740	711
Quest Diagnostics Inc	8,244	1,022
Quidel Corp *	2,300	449
Reata Pharmaceuticals Inc, Cl A *	1,500	229
Regeneron Pharmaceuticals Inc *	5,800	2,993
Repligen Corp *	3,200	607
ResMed Inc	9,182	1,925
Royalty Pharma, Cl A	7,600	324
Sage Therapeutics Inc *	3,100	230
Sarepta Therapeutics Inc *	3,900	549
Seagen Inc *	6,900	1,175
STERIS PLC	4,900	950
Stryker Corp	21,004	4,902
Syneos Health Inc, Cl A *	3,800	250
Tandem Diabetes Care Inc *	3,600	338

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Teladoc Health Inc *(A)	6,453	$1,283
Teleflex Inc	2,740	1,049
Thermo Fisher Scientific Inc	23,525	10,939
United Therapeutics Corp *	2,400	318
UnitedHealth Group Inc	57,020	19,178
Universal Health Services Inc, Cl B *	4,876	637
Varian Medical Systems Inc *	5,630	980
Veeva Systems Inc, Cl A *	7,700	2,132
Vertex Pharmaceuticals Inc *	15,600	3,553
Viatris Inc, Cl W *	72,822	1,225
Waters Corp *	3,946	916
West Pharmaceutical Services Inc	4,400	1,211
Zimmer Biomet Holdings Inc	12,225	1,823
Zoetis Inc, Cl A	29,244	4,689

		279,209

Industrials — 9.0%
3M Co	33,633	5,809
A O Smith Corp	7,600	428
Acuity Brands Inc	1,900	226
ADT Inc	6,700	52
AECOM *	10,116	525
AGCO Corp	3,700	342
Air Lease Corp, Cl A	5,300	194
Alaska Air Group Inc *	5,900	301
Allegion plc	5,766	658
Allison Transmission Holdings Inc, Cl A	6,300	259
AMERCO *	600	249
American Airlines Group Inc *(A)	38,200	540
AMETEK Inc	12,928	1,532
Armstrong World Industries Inc	2,900	223
Axon Enterprise Inc *	3,800	478
Boeing Co/The *	31,991	6,741
BWX Technologies Inc	6,750	384
Carlisle Cos Inc	3,566	516
Carrier Global Corp	51,078	1,945
Caterpillar Inc	32,888	5,709
CH Robinson Worldwide Inc	8,986	844
Cintas Corp	5,557	1,974
Clean Harbors Inc *	3,400	246
Colfax Corp *	4,700	170
Copa Holdings SA, Cl A *	1,300	104
Copart Inc *	12,136	1,401
CoreLogic Inc/United States	4,584	355
CoStar Group Inc *	2,300	2,094
Crane Co	2,600	181
CSX Corp	46,796	4,214
Cummins Inc	9,012	2,083
Curtiss-Wright Corp	2,000	231
Deere & Co	17,119	4,479
Delta Air Lines Inc *	38,500	1,550
Donaldson Co Inc	7,844	418
Dover Corp	8,357	1,020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dun & Bradstreet Holdings *	5,200	$139
Eaton Corp PLC	24,616	2,981
Emerson Electric Co	36,510	2,805
Equifax Inc	6,956	1,161
Expeditors International of Washington Inc	10,048	898
Fastenal Co	33,048	1,634
FedEx Corp	14,744	4,225
Flowserve Corp	8,100	276
Fortive Corp	17,253	1,210
Fortune Brands Home & Security Inc	8,420	703
FTI Consulting Inc *	2,200	231
Gates Industrial Corp PLC *	2,800	36
Generac Holdings Inc *	3,700	798
General Dynamics Corp	14,672	2,191
General Electric Co	512,206	5,214
Graco Inc	11,272	764
GrafTech International Ltd	3,700	29
HD Supply Holdings Inc *	10,800	602
HEICO Corp	2,210	273
HEICO Corp, Cl A	3,821	423
Hexcel Corp *	5,600	277
Honeywell International Inc	42,190	8,603
Howmet Aerospace Inc *	23,267	546
Hubbell Inc, Cl B	3,792	613
Huntington Ingalls Industries Inc	2,437	390
IAA Inc *	8,100	485
IDEX Corp	4,293	829
IHS Markit Ltd	23,700	2,357
Illinois Tool Works Inc	19,380	4,091
Ingersoll Rand Inc *	23,365	1,034
ITT Inc	5,051	367
Jacobs Engineering Group Inc	7,984	861
JB Hunt Transport Services Inc	4,852	656
JetBlue Airways Corp *	11,900	180
Johnson Controls International PLC	42,866	1,974
Kansas City Southern	5,900	1,098
Kirby Corp *	3,500	177
Knight-Swift Transportation Holdings Inc, Cl A	6,900	285
L3Harris Technologies Inc	13,234	2,541
Landstar System Inc	2,365	311
Lennox International Inc	2,100	604
Lincoln Electric Holdings Inc	3,800	437
Lockheed Martin Corp	14,873	5,429
Lyft Inc, Cl A *	14,100	538
Macquarie Infrastructure Corp *	4,500	146
ManpowerGroup Inc	2,984	259
Masco Corp	16,079	863
Mercury Systems Inc *	3,300	235
Middleby Corp/The *	2,600	354
MSA Safety Inc (A)	2,200	329
MSC Industrial Direct Co Inc, Cl A	2,720	227

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nielsen Holdings PLC	23,200	$375
Nordson Corp	3,100	632
Norfolk Southern Corp	15,133	3,587
Northrop Grumman Corp	9,478	2,865
nVent Electric PLC	7,173	165
Old Dominion Freight Line Inc	6,000	1,220
Oshkosh Corp	4,359	351
Otis Worldwide Corp	25,539	1,710
Owens Corning	6,200	452
PACCAR Inc	20,370	1,773
Parker-Hannifin Corp	7,704	2,059
Pentair PLC	8,873	460
Quanta Services Inc	7,900	540
Raytheon Technologies Corp	84,462	6,058
Regal Beloit Corp	2,500	298
Republic Services Inc, Cl A	12,442	1,203
Robert Half International Inc	7,376	473
Rockwell Automation Inc	6,904	1,764
Rollins Inc	9,225	527
Roper Technologies Inc	6,300	2,690
Ryder System Inc	2,706	160
Schneider National Inc, Cl B	3,000	63
Sensata Technologies Holding PLC *	10,100	493
Snap-on Inc	3,791	667
Southwest Airlines Co *	36,220	1,678
Spirit AeroSystems Holdings Inc, Cl A	4,800	163
Stanley Black & Decker Inc	9,193	1,694
Stericycle Inc *	5,926	417
Teledyne Technologies Inc *	2,400	907
Textron Inc	13,422	605
Timken Co/The	3,769	277
Toro Co/The	6,340	575
Trane Technologies PLC	13,700	2,003
TransDigm Group Inc *	3,193	1,849
TransUnion	11,200	1,020
Trex Co Inc *	7,000	524
Trinity Industries Inc	4,800	110
Uber Technologies Inc *	83,800	4,162
Union Pacific Corp	40,932	8,353
United Airlines Holdings Inc *	19,400	874
United Parcel Service Inc, Cl B	42,941	7,346
United Rentals Inc *	3,900	885
Univar Solutions Inc *	10,400	186
Valmont Industries Inc	800	130
Verisk Analytics Inc, Cl A	9,600	1,904
Vertiv Holdings Co, Cl A	12,300	230
Virgin Galactic Holdings Inc *(A)	3,700	98
Waste Management Inc	24,794	2,954
Watsco Inc	1,900	432
Westinghouse Air Brake Technologies Corp	12,137	890
Woodward Inc	3,000	335
WW Grainger Inc	2,887	1,208

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
XPO Logistics Inc *	4,900	$523
Xylem Inc/NY	11,802	1,133

		186,214

Information Technology — 27.3%
2U Inc *	4,100	132
Accenture PLC, Cl A	38,400	9,565
Adobe Inc *	28,702	13,733
Advanced Micro Devices Inc *	69,000	6,394
Akamai Technologies Inc *	9,718	1,006
Alliance Data Systems Corp	2,612	191
Alteryx Inc, Cl A *	3,800	455
Amdocs Ltd	8,500	559
Amphenol Corp, Cl A	17,484	2,287
Analog Devices Inc	22,279	3,099
Anaplan Inc *	8,000	560
ANSYS Inc *	5,400	1,825
Apple Inc	970,700	115,562
Applied Materials Inc	54,755	4,516
Arista Networks Inc *	3,700	1,002
Arrow Electronics Inc *	4,689	430
Aspen Technology Inc *	3,800	511
Atlassian Corp PLC, Cl A *	7,500	1,688
Autodesk Inc *	12,937	3,625
Automatic Data Processing Inc	26,392	4,589
Avalara Inc *	4,700	807
Avnet Inc	3,810	116
Bill.com Holdings Inc *	2,400	294
Black Knight Inc *	9,700	889
Booz Allen Hamilton Holding Corp, Cl A	8,600	746
Broadcom Inc	23,532	9,450
Broadridge Financial Solutions Inc	7,573	1,112
CACI International Inc, Cl A *	1,300	308
Cadence Design Systems Inc *	16,963	1,973
CDK Global Inc	7,597	364
CDW Corp/DE	8,700	1,135
Ceridian HCM Holding Inc *	5,700	550
Ciena Corp *	8,600	385
Cirrus Logic Inc *	3,600	288
Cisco Systems Inc	256,327	11,027
Citrix Systems Inc	7,387	915
Cloudflare Inc, Cl A *	6,700	503
Cognex Corp	9,200	691
Cognizant Technology Solutions Corp, Cl A	31,376	2,451
Coherent Inc *	1,900	231
CommScope Holding Co Inc *	13,300	158
Corning Inc	45,058	1,686
Coupa Software Inc *	4,200	1,381
Cree Inc *(A)	5,800	524
Crowdstrike Holdings Inc, Cl A *	8,500	1,303
Datadog Inc, Cl A *	9,400	930
Dell Technologies Inc, Cl C *	15,142	1,045
DocuSign Inc, Cl A *	10,400	2,370

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dolby Laboratories Inc, Cl A	2,643	$234
Dropbox Inc, Cl A *	11,400	228
DXC Technology Co *	15,736	345
Dynatrace Inc *	11,000	418
EchoStar Corp, Cl A *	3,332	79
Elastic NV *	4,100	508
Enphase Energy Inc *	6,500	888
Entegris Inc	7,300	676
EPAM Systems Inc *	3,500	1,128
Euronet Worldwide Inc *	2,400	323
Everbridge Inc *	2,100	267
F5 Networks Inc *	3,638	592
Fair Isaac Corp *	1,700	804
Fastly Inc, Cl A *(A)	4,500	381
Fidelity National Information Services Inc	37,548	5,572
FireEye Inc *	6,400	96
First Solar Inc *	5,100	476
Fiserv Inc *	34,274	3,948
Five9 Inc *	3,800	590
FleetCor Technologies Inc *	5,000	1,326
FLIR Systems Inc	9,700	371
Fortinet Inc *	8,400	1,035
Gartner Inc *	5,100	775
Genpact Ltd	11,400	463
Global Payments Inc	17,752	3,465
Globant SA *	2,200	415
GoDaddy Inc, Cl A *	10,600	843
Guidewire Software Inc *	5,700	698
Hewlett Packard Enterprise Co	79,670	880
HP Inc	86,170	1,890
HubSpot Inc *	2,200	868
Inphi Corp *	2,900	450
Intel Corp	252,958	12,231
International Business Machines Corp	53,398	6,596
Intuit Inc	15,352	5,404
IPG Photonics Corp *	1,700	352
Jabil Inc	9,274	354
Jack Henry & Associates Inc	4,400	708
Juniper Networks Inc	22,925	499
Keysight Technologies Inc *	10,932	1,312
KLA Corp	9,109	2,295
Lam Research Corp	8,752	3,962
Leidos Holdings Inc	8,873	893
Littelfuse Inc	1,000	241
Lumentum Holdings Inc *	4,600	397
Manhattan Associates Inc *	3,700	378
Marvell Technology Group Ltd	37,802	1,750
Mastercard Inc, Cl A	53,400	17,970
Maxim Integrated Products Inc *	15,800	1,312
Medallia Inc *	6,000	210
Microchip Technology Inc	15,215	2,045
Micron Technology Inc *	67,516	4,327

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Microsoft Corp	450,300	$96,396
MKS Instruments Inc	3,200	442
MongoDB Inc, Cl A *(A)	2,600	747
Monolithic Power Systems Inc	2,400	768
Motorola Solutions Inc	10,414	1,786
National Instruments Corp	6,604	247
NCR Corp *	5,189	144
NetApp Inc	12,555	669
New Relic Inc *	2,400	143
NortonLifeLock Inc	34,548	630
Nuance Communications Inc *	18,100	781
Nutanix Inc, Cl A *	8,200	225
NVIDIA Corp	35,656	19,114
Okta Inc, Cl A *	7,100	1,740
ON Semiconductor Corp *	22,400	644
Oracle Corp	116,620	6,731
PagerDuty Inc *	300	10
Palo Alto Networks Inc *	5,300	1,558
Paychex Inc	19,407	1,808
Paycom Software Inc *	3,000	1,251
Paylocity Holding Corp *	1,600	315
PayPal Holdings Inc *	70,211	15,034
Pegasystems Inc	2,900	380
Pluralsight Inc, Cl A *	3,400	56
Proofpoint Inc *	2,800	290
PTC Inc *	6,300	679
Pure Storage Inc, Cl A *	12,600	230
Qorvo Inc *	7,200	1,128
QUALCOMM Inc	67,759	9,972
RealPage Inc *	5,400	373
RingCentral Inc, Cl A *	4,400	1,307
Sabre Corp *	12,900	145
salesforce.com Inc *	52,184	12,827
Science Applications International Corp	3,600	333
ServiceNow Inc *	11,400	6,094
Skyworks Solutions Inc	10,100	1,426
Slack Technologies Inc, Cl A *(A)	23,000	986
Smartsheet Inc, Cl A *	6,700	389
SolarEdge Technologies Inc *	3,000	834
SolarWinds Corp *(A)	1,600	37
Splunk Inc *	10,000	2,042
Square Inc, Cl A *	22,400	4,725
SS&C Technologies Holdings Inc	13,100	902
StoneCo Ltd, Cl A *	9,500	696
Switch Inc, Cl A	2,400	38
SYNNEX Corp *	2,200	353
Synopsys Inc *	9,282	2,112
Teradata Corp *	7,889	173
Teradyne Inc	10,463	1,154
Texas Instruments Inc	55,308	8,918
Trade Desk Inc/The, Cl A *	2,400	2,163
Trimble Inc *	15,728	942

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Twilio Inc, Cl A *	8,100	$2,593
Tyler Technologies Inc *	2,300	983
Ubiquiti Inc	500	124
Universal Display Corp	2,400	550
VeriSign Inc *	6,285	1,261
ViaSat Inc *	3,000	102
Visa Inc, Cl A	102,000	21,456
VMware Inc, Cl A *(A)	4,500	629
Vontier Corp *	6,901	229
Western Digital Corp *	18,096	812
Western Union Co/The	25,228	569
WEX Inc *	2,600	450
Workday Inc, Cl A *	10,600	2,383
Xerox Holdings Corp	7,999	175
Xilinx Inc	14,757	2,148
Zebra Technologies Corp, Cl A *	3,125	1,183
Zendesk Inc *	7,600	1,015
Zoom Video Communications Inc, Cl A *	9,900	4,736
Zscaler Inc *	4,200	654

		564,568

Materials — 2.7%
Air Products and Chemicals Inc	13,094	3,668
Albemarle Corp	6,973	948
Amcor PLC	98,500	1,116
AptarGroup Inc	3,500	442
Ardagh Group SA, Cl A	1,200	21
Ashland Global Holdings Inc	3,376	254
Avery Dennison Corp	4,710	703
Axalta Coating Systems Ltd *	8,800	252
Ball Corp	19,400	1,863
Berry Global Group Inc *	8,500	451
Cabot Corp	4,273	177
Celanese Corp, Cl A	7,283	942
CF Industries Holdings Inc	12,630	471
Chemours Co/The	12,700	309
Corteva Inc	46,676	1,789
Crown Holdings Inc *	8,251	778
Dow Inc	44,976	2,384
DuPont de Nemours Inc	42,876	2,720
Eagle Materials Inc *	2,100	191
Eastman Chemical Co	8,028	782
Ecolab Inc	15,255	3,389
Element Solutions Inc	16,800	232
FMC Corp	7,620	884
Freeport-McMoRan Inc, Cl B *	81,924	1,916
Graphic Packaging Holding Co	15,300	234
Huntsman Corp	8,729	216
International Flavors & Fragrances Inc (A)	6,291	705
International Paper Co	23,055	1,141
Linde PLC	31,625	8,109
LyondellBasell Industries NV, Cl A	15,460	1,316
Martin Marietta Materials Inc	3,663	973

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mosaic Co/The	22,478	$494
NewMarket Corp	300	111
Newmont Corp	49,333	2,902
Nucor Corp	17,890	961
Olin Corp	12,700	278
Packaging Corp of America	5,499	715
PPG Industries Inc	13,546	1,988
Reliance Steel & Aluminum Co	3,700	436
Royal Gold Inc	4,600	508
RPM International Inc	7,669	675
Scotts Miracle-Gro Co/The, Cl A	2,306	405
Sealed Air Corp	8,568	386
Sherwin-Williams Co/The	5,037	3,766
Silgan Holdings Inc	3,808	129
Sonoco Products Co	5,746	334
Southern Copper Corp	5,768	342
Steel Dynamics Inc	11,900	431
Valvoline Inc	11,204	255
Vulcan Materials Co	7,757	1,083
W R Grace & Co	2,000	109
Westlake Chemical Corp	2,000	150
Westrock Co	17,345	732

		56,566

Real Estate — 3.0%
Alexandria Real Estate Equities Inc ‡	7,600	1,244
American Campus Communities Inc ‡	8,000	318
American Homes 4 Rent, Cl A ‡	16,800	482
American Tower Corp, Cl A ‡	27,022	6,247
Americold Realty Trust ‡	10,500	358
Apartment Investment and Management Co, Cl A ‡	9,503	288
Apple Hospitality Inc *‡	6,900	91
AvalonBay Communities Inc ‡	8,341	1,390
Boston Properties Inc ‡	9,584	941
Brandywine Realty Trust ‡	15,600	174
Brixmor Property Group Inc ‡	17,300	264
Brookfield Property Inc, Cl A ‡(A)	6,465	101
Camden Property Trust ‡	5,847	578
CBRE Group Inc, Cl A *	19,617	1,199
CoreSite Realty Corp ‡	2,100	263
Corporate Office Properties Trust ‡	4,600	123
Cousins Properties Inc ‡	7,900	264
Crown Castle International Corp ‡	24,996	4,189
CubeSmart ‡	10,700	348
CyrusOne Inc ‡	6,900	482
Digital Realty Trust Inc ‡	15,796	2,129
Douglas Emmett Inc ‡	9,200	285
Duke Realty Corp ‡	24,309	925
Empire State Realty Trust Inc, Cl A *‡	12,600	114
EPR Properties *‡	4,500	162
Equinix Inc ‡	5,442	3,797
Equity Commonwealth *‡	8,825	234

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equity LifeStyle Properties Inc ‡	12,100	$709
Equity Residential ‡	21,877	1,267
Essex Property Trust Inc ‡	3,854	948
Extra Space Storage Inc ‡	7,500	845
Federal Realty Investment Trust ‡	3,996	349
First Industrial Realty Trust Inc ‡	7,700	322
Gaming and Leisure Properties Inc ‡	12,801	532
Healthcare Trust of America Inc, Cl A ‡	11,800	307
Healthpeak Properties Inc ‡	33,474	966
Highwoods Properties Inc ‡	5,400	207
Host Hotels & Resorts Inc *‡	43,040	604
Howard Hughes Corp/The *	2,773	202
Hudson Pacific Properties Inc ‡	9,100	237
Invitation Homes Inc ‡	31,400	897
Iron Mountain Inc ‡(A)	19,403	534
JBG SMITH Properties ‡	8,518	262
Jones Lang LaSalle Inc *	3,300	437
Kilroy Realty Corp ‡	7,700	471
Kimco Realty Corp ‡	22,344	323
Lamar Advertising Co, Cl A ‡	4,740	377
Life Storage Inc ‡	3,100	340
Medical Properties Trust Inc ‡	34,900	677
Mid-America Apartment Communities Inc ‡	6,950	877
National Retail Properties Inc ‡	9,300	351
Omega Healthcare Investors Inc ‡	11,700	412
Outfront Media Inc *‡	6,580	125
Paramount Group Inc ‡	11,600	107
Park Hotels & Resorts Inc *‡	14,488	236
Prologis Inc ‡	43,944	4,397
Public Storage ‡	8,868	1,991
Rayonier Inc ‡	7,504	211
Realty Income Corp ‡	21,200	1,271
Regency Centers Corp ‡	9,658	440
Rexford Industrial Realty Inc ‡	7,100	340
SBA Communications Corp, Cl A ‡	6,500	1,867
Simon Property Group Inc ‡	18,281	1,509
SL Green Realty Corp ‡	5,268	305
Spirit Realty Capital Inc ‡	4,120	152
STORE Capital Corp ‡	10,600	345
Sun Communities Inc ‡	6,000	834
Taubman Centers Inc *‡	3,300	141
UDR Inc ‡	16,093	619
Ventas Inc ‡	21,192	1,015
VEREIT Inc ‡	63,400	450
VICI Properties Inc ‡	36,800	931
Vornado Realty Trust ‡	9,936	387
Weingarten Realty Investors ‡	6,767	142
Welltower Inc ‡	26,483	1,668
Weyerhaeuser Co ‡	43,446	1,262

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WP Carey Inc ‡	9,700	$671

		61,859

Utilities — 2.7%
AES Corp/The	37,624	769
Alliant Energy Corp	15,952	839
Ameren Corp	14,490	1,127
American Electric Power Co Inc	30,050	2,551
American Water Works Co Inc	11,600	1,779
Atmos Energy Corp	7,991	766
Avangrid Inc	3,094	144
CenterPoint Energy Inc	30,115	698
CMS Energy Corp	17,642	1,086
Consolidated Edison Inc	21,316	1,625
Dominion Energy Inc	49,370	3,875
DTE Energy Co	12,064	1,518
Duke Energy Corp	43,616	4,041
Edison International	22,679	1,392
Entergy Corp	12,898	1,404
Essential Utilities Inc	12,046	545
Evergy Inc	13,149	729
Eversource Energy	20,808	1,821
Exelon Corp	58,876	2,418
FirstEnergy Corp	34,827	925
Hawaiian Electric Industries Inc	7,546	270
IDACORP Inc	2,700	245
MDU Resources Group Inc	10,421	260
National Fuel Gas Co	4,789	197
NextEra Energy Inc	118,692	8,735
NiSource Inc	23,421	567
NRG Energy Inc	15,100	494
OGE Energy Corp	10,036	325
PG&E Corp *	69,118	878
Pinnacle West Capital Corp	6,992	572
PPL Corp	50,026	1,422
Public Service Enterprise Group Inc	30,552	1,781
Sempra Energy	18,023	2,298
Southern Co/The	63,903	3,825
UGI Corp	11,725	416
Vistra Corp	25,100	469
WEC Energy Group Inc	18,057	1,714
Xcel Energy Inc	30,481	2,053

		56,573

Total Common Stock (Cost $664,160) ($ Thousands)		2,053,646

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P. 0.070% **†(C)	14,178,074	$14,178

Total Affiliated Partnership (Cost $14,178) ($ Thousands)		14,178

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	6,858,192	6,858

Total Cash Equivalent (Cost $6,858) ($ Thousands)		6,858

Total Investments in Securities — 100.3% (Cost $685,196) ($ Thousands)		$2,074,682

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	84	Dec-2020	$ 13,974	$ 15,217	$1,243
S&P Mid Cap 400 Index E-MINI	13	Dec-2020	2,447	2,819	372

			$ 16,421	$ 18,036	$1,615

Percentages are based on a Net Assets of $2,067,456 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (see Note 12). The total market value of securities on loan at November 30, 2020, was $13,867 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2020, such securities amounted to $258 ($ Thousands), or 0.0% of Net Assets of the Fund (see Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2020 was $14,178 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,053,646	–	–	2,053,646
Affiliated Partnership	–	14,178	–	14,178
Cash Equivalent	6,858	–	–	6,858

Total Investments in Securities	2,060,504	14,178	–	2,074,682

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,615	–	–	1,615

Total Other Financial Instruments	1,615	–	–	1,615

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Large Cap Index Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Investment Co.	$ 366	$—	$ —	$ —	$ (10)	$ 356	6,742	$2	$ —
SEI Liquidity Fund, L.P.	27,289	69,416	(82,520)	2	(9)	14,178	14,178,074	38	—
SEI Daily Income Trust, Government Fund, Cl F	6,854	100,020	(100,016)	—	—	6,858	6,858,192	1	—

Totals	$ 34,509	$169,436	$ (182,536)	$ 2	$ (19)	$ 21,392		$ 41	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.3%

Communication Services — 10.8%
Activision Blizzard Inc	139,500	$11,087
Alphabet Inc, Cl A *	54,641	95,862
Alphabet Inc, Cl C *	53,363	93,958
AT&T Inc	1,292,791	37,168
CenturyLink Inc	174,974	1,828
Charter Communications Inc, Cl A *	27,100	17,669
Comcast Corp, Cl A	827,248	41,561
Discovery Inc, Cl A *(A)	27,000	726
Discovery Inc, Cl C *	53,645	1,289
DISH Network Corp, Cl A *	45,768	1,642
Electronic Arts Inc	52,500	6,707
Facebook Inc, Cl A *	436,978	121,030
Fox Corp	94,557	2,713
Interpublic Group of Cos Inc/The	70,000	1,560
Live Nation Entertainment Inc *	24,800	1,628
Netflix Inc *	79,979	39,246
News Corp	19,000	338
News Corp, Cl A	70,383	1,242
Omnicom Group Inc	39,700	2,501
Take-Two Interactive Software Inc *	20,900	3,773
T-Mobile US Inc *	106,100	14,105
Twitter Inc *	143,900	6,693
Verizon Communications Inc	751,052	45,371
ViacomCBS Inc, Cl B	103,281	3,644
Walt Disney Co/The *	328,019	48,550

		601,891

Consumer Discretionary — 11.1%
Advance Auto Parts Inc	12,300	1,817
Amazon.com Inc *	77,360	245,080
Aptiv PLC *	49,300	5,852
AutoZone Inc *	4,245	4,829
Best Buy Co Inc	41,987	4,568
Booking Holdings Inc *	7,484	15,181
BorgWarner Inc	44,600	1,733
CarMax Inc *	29,000	2,711
Carnival Corp, Cl A *	96,500	1,928
Chipotle Mexican Grill Inc, Cl A *	5,120	6,602
Darden Restaurants Inc	22,995	2,483
Dollar General Corp	45,000	9,836
Dollar Tree Inc *	43,369	4,738
Domino’s Pizza Inc	7,200	2,826
DR Horton Inc	60,591	4,514
eBay Inc	120,883	6,096
Etsy Inc *	22,000	3,535
Expedia Group Inc *	24,995	3,112
Ford Motor Co *	711,343	6,459
Gap Inc/The	39,800	834
Garmin Ltd	27,395	3,199
General Motors Co *	228,587	10,021
Genuine Parts Co	25,600	2,518
Hanesbrands Inc	60,200	855

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hasbro Inc	22,595	$2,102
Hilton Worldwide Holdings Inc *	50,500	5,233
Home Depot Inc/The	195,387	54,202
L Brands Inc *	41,100	1,595
Las Vegas Sands Corp *	59,000	3,287
Leggett & Platt Inc	23,295	1,004
Lennar Corp, Cl A	50,391	3,823
LKQ Corp *	51,100	1,800
Lowe’s Cos Inc	137,687	21,454
Marriott International Inc/MD, Cl A *	47,836	6,069
McDonald’s Corp	134,887	29,330
MGM Resorts International	74,700	2,110
Mohawk Industries Inc *	10,300	1,296
Newell Brands Inc	65,790	1,399
NIKE Inc, Cl B	226,582	30,521
Norwegian Cruise Line Holdings Ltd *(A)	59,700	1,365
NVR Inc *	630	2,518
O’Reilly Automotive Inc *	13,500	5,973
Pool Corp	7,300	2,527
PulteGroup Inc	49,483	2,159
PVH Corp *	13,500	1,073
Ralph Lauren Corp, Cl A *	9,395	806
Ross Stores Inc *	64,700	6,956
Royal Caribbean Cruises Ltd *	33,000	2,601
Starbucks Corp	212,882	20,867
Tapestry Inc *	48,291	1,368
Target Corp	90,691	16,282
Tiffany & Co	19,995	2,629
TJX Cos Inc/The	218,682	13,888
Tractor Supply Co	21,300	2,999
Ulta Beauty Inc *	10,000	2,754
Under Armour Inc, Cl A *	30,995	514
Under Armour Inc, Cl C *	30,332	441
VF Corp	58,291	4,861
Whirlpool Corp	11,000	2,141
Wynn Resorts Ltd *	17,100	1,719
Yum! Brands Inc	54,900	5,808

		618,801

Consumer Staples — 6.7%
Altria Group Inc	336,383	13,398
Archer-Daniels-Midland Co	101,191	5,036
Brown-Forman Corp, Cl B	32,490	2,621
Campbell Soup Co	37,591	1,880
Church & Dwight Co Inc	45,100	3,958
Clorox Co/The (A)	23,000	4,668
Coca-Cola Co/The	701,457	36,195
Colgate-Palmolive Co	156,391	13,393
Conagra Brands Inc	89,487	3,272
Constellation Brands Inc, Cl A	30,600	6,299
Costco Wholesale Corp	80,300	31,459
Estee Lauder Cos Inc/The, Cl A	40,900	10,034
General Mills Inc	110,996	6,751

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hershey Co/The	26,900	$3,978
Hormel Foods Corp (A)	51,592	2,434
J M Smucker Co/The	21,095	2,472
Kellogg Co	46,500	2,972
Kimberly-Clark Corp	61,596	8,581
Kraft Heinz Co/The	118,491	3,903
Kroger Co/The	142,282	4,695
Lamb Weston Holdings Inc	26,000	1,882
McCormick & Co Inc/MD	22,595	4,225
Molson Coors Beverage Co, Cl B *	32,895	1,513
Mondelez International Inc, Cl A	258,578	14,855
Monster Beverage Corp *	67,431	5,717
PepsiCo Inc	251,278	36,242
Philip Morris International Inc	283,078	21,443
Procter & Gamble Co/The	452,667	62,862
Sysco Corp	92,400	6,587
Tyson Foods Inc, Cl A	52,587	3,429
Walgreens Boots Alliance Inc	129,387	4,918
Walmart Inc	251,983	38,501

		370,173

Energy — 2.3%
Apache Corp	66,600	858
Baker Hughes Co, Cl A	122,000	2,284
Cabot Oil & Gas Corp, Cl A	74,487	1,305
Chevron Corp	348,901	30,417
Concho Resources Inc	34,600	1,989
ConocoPhillips	194,783	7,706
Devon Energy Corp	73,200	1,024
Diamondback Energy Inc	29,900	1,195
EOG Resources Inc	106,691	5,002
Exxon Mobil Corp	766,300	29,219
Halliburton Co	155,391	2,578
Hess Corp	50,700	2,392
HollyFrontier Corp	29,300	685
Kinder Morgan Inc	354,683	5,100
Marathon Oil Corp	152,000	900
Marathon Petroleum Corp	116,711	4,538
National Oilwell Varco Inc *	66,400	814
Occidental Petroleum Corp	152,724	2,407
ONEOK Inc	81,891	2,937
Phillips 66	79,596	4,822
Pioneer Natural Resources Co	30,296	3,047
Schlumberger NV	252,866	5,257
TechnipFMC PLC	82,800	688
Valero Energy Corp	74,500	4,006
Williams Cos Inc/The	221,096	4,639

		125,809

Financials — 10.2%
Aflac Inc	120,882	5,310
Allstate Corp/The	56,800	5,813
American Express Co	118,887	14,099

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American International Group Inc	157,078	$6,038
Ameriprise Financial Inc	22,000	4,075
Aon PLC, Cl A	42,000	8,605
Arthur J Gallagher & Co	35,000	4,039
Assurant Inc	10,395	1,342
Bank of America Corp	1,383,483	38,959
Bank of New York Mellon Corp/The	148,287	5,801
Berkshire Hathaway Inc, Cl B *	360,328	82,483
BlackRock Inc, Cl A	25,696	17,945
Capital One Financial Corp	82,996	7,108
Cboe Global Markets Inc	20,200	1,845
Charles Schwab Corp/The	270,191	13,180
Chubb Ltd	81,947	12,114
Cincinnati Financial Corp	27,696	2,115
Citigroup Inc	378,357	20,836
Citizens Financial Group Inc	78,800	2,574
CME Group Inc, Cl A	65,495	11,464
Comerica Inc	24,191	1,190
Discover Financial Services	56,100	4,273
Everest Re Group Ltd	7,500	1,705
Fifth Third Bancorp	130,700	3,312
First Republic Bank/CA	31,500	4,081
Franklin Resources Inc	48,095	1,058
Globe Life Inc	17,546	1,633
Goldman Sachs Group Inc/The	62,291	14,363
Hartford Financial Services Group Inc/The	63,900	2,824
Huntington Bancshares Inc/OH	188,561	2,278
Intercontinental Exchange Inc	101,500	10,709
Invesco Ltd	64,500	1,047
JPMorgan Chase & Co	554,057	65,312
KeyCorp	180,700	2,794
Lincoln National Corp	32,000	1,511
Loews Corp	42,087	1,764
M&T Bank Corp	23,723	2,763
MarketAxess Holdings Inc	7,000	3,774
Marsh & McLennan Cos Inc	91,591	10,500
MetLife Inc	140,387	6,482
Moody’s Corp	29,300	8,273
Morgan Stanley	259,253	16,030
MSCI Inc, Cl A	15,300	6,264
Nasdaq Inc	21,200	2,713
Northern Trust Corp	37,196	3,464
People’s United Financial Inc	73,000	905
PNC Financial Services Group Inc/The	76,991	10,630
Principal Financial Group Inc	47,191	2,350
Progressive Corp/The	105,783	9,215
Prudential Financial Inc	71,900	5,437
Raymond James Financial Inc	22,700	2,065
Regions Financial Corp	177,900	2,716
S&P Global Inc	43,600	15,338
State Street Corp	64,300	4,532
SVB Financial Group *	9,200	3,173

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Synchrony Financial	100,221	$3,054
T Rowe Price Group Inc	41,300	5,923
Travelers Cos Inc/The	46,096	5,976
Truist Financial Corp	243,692	11,312
Unum Group	34,591	769
US Bancorp	247,883	10,711
W R Berkley Corp	26,300	1,713
Wells Fargo & Co	748,648	20,475
Willis Towers Watson PLC	23,445	4,881
Zions Bancorp NA	28,400	1,096

		568,133

Health Care — 13.4%
Abbott Laboratories	321,248	34,766
AbbVie Inc	319,913	33,456
ABIOMED Inc *	8,400	2,302
Agilent Technologies Inc	56,091	6,557
Alexion Pharmaceuticals Inc *	40,100	4,897
Align Technology Inc *	13,100	6,305
AmerisourceBergen Corp, Cl A	26,196	2,701
Amgen Inc	106,691	23,690
Anthem Inc	45,696	14,235
Baxter International Inc	91,829	6,985
Becton Dickinson and Co	52,339	12,291
Biogen Inc *	28,500	6,845
Bio-Rad Laboratories Inc, Cl A *	3,800	2,046
Boston Scientific Corp *	258,400	8,566
Bristol-Myers Squibb Co	408,370	25,482
Cardinal Health Inc	53,796	2,937
Catalent Inc *	30,200	2,903
Centene Corp *	105,264	6,490
Cerner Corp	55,800	4,176
Cigna Corp	66,707	13,951
Cooper Cos Inc/The	8,800	2,950
CVS Health Corp	237,757	16,118
Danaher Corp	114,400	25,698
DaVita Inc *	13,695	1,504
DENTSPLY SIRONA Inc	40,391	2,056
DexCom Inc *	17,400	5,562
Edwards Lifesciences Corp *	112,300	9,421
Eli Lilly and Co	144,545	21,053
Gilead Sciences Inc	226,978	13,771
HCA Healthcare Inc *	47,895	7,190
Henry Schein Inc *	26,700	1,717
Hologic Inc *	47,600	3,291
Humana Inc	23,896	9,571
IDEXX Laboratories Inc *	15,500	7,145
Illumina Inc *	26,500	8,535
Incyte Corp *	34,100	2,883
Intuitive Surgical Inc *	21,300	15,465
IQVIA Holdings Inc *	34,800	5,881
Johnson & Johnson	478,670	69,254
Laboratory Corp of America Holdings *	17,800	3,557

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
McKesson Corp	29,560	$5,318
Medtronic PLC	243,561	27,693
Merck & Co Inc	458,970	36,897
Mettler-Toledo International Inc *	4,400	5,060
PerkinElmer Inc	19,900	2,647
Perrigo Co PLC	23,596	1,138
Pfizer Inc	1,008,235	38,625
Quest Diagnostics Inc	23,900	2,963
Regeneron Pharmaceuticals Inc *	18,900	9,753
ResMed Inc	26,400	5,533
STERIS PLC	15,600	3,023
Stryker Corp	59,596	13,910
Teleflex Inc	8,600	3,292
Thermo Fisher Scientific Inc	71,791	33,381
UnitedHealth Group Inc	172,487	58,014
Universal Health Services Inc, Cl B *	13,700	1,789
Varian Medical Systems Inc *	16,295	2,835
Vertex Pharmaceuticals Inc *	47,100	10,727
Viatris Inc, Cl W *	218,005	3,667
Waters Corp *	11,500	2,668
West Pharmaceutical Services Inc	13,500	3,715
Zimmer Biomet Holdings Inc	37,695	5,621
Zoetis Inc, Cl A	86,300	13,841

		746,313

Industrials — 8.6%
3M Co	104,691	18,083
A O Smith Corp	25,400	1,430
Alaska Air Group Inc *	21,400	1,091
Allegion plc	16,396	1,870
American Airlines Group Inc *(A)	97,291	1,375
AMETEK Inc	42,100	4,990
Boeing Co/The *	96,391	20,311
Carrier Global Corp	149,085	5,676
Caterpillar Inc	98,391	17,080
CH Robinson Worldwide Inc (A)	23,995	2,255
Cintas Corp	15,795	5,612
Copart Inc *	37,700	4,352
CSX Corp	138,478	12,470
Cummins Inc	26,896	6,217
Deere & Co	56,896	14,885
Delta Air Lines Inc *	116,487	4,689
Dover Corp	26,400	3,222
Eaton Corp PLC	72,595	8,792
Emerson Electric Co	108,491	8,334
Equifax Inc	22,195	3,704
Expeditors International of Washington Inc	30,791	2,752
Fastenal Co	104,582	5,172
FedEx Corp	43,600	12,495
Flowserve Corp	22,100	753
Fortive Corp	61,425	4,308
Fortune Brands Home & Security Inc	24,500	2,046
General Dynamics Corp	42,196	6,302

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Electric Co	1,589,588	$16,182
Honeywell International Inc	127,787	26,058
Howmet Aerospace Inc *	69,066	1,620
Huntington Ingalls Industries Inc	7,700	1,233
IDEX Corp	13,400	2,588
IHS Markit Ltd	68,000	6,763
Illinois Tool Works Inc	51,995	10,976
Ingersoll Rand Inc *	68,227	3,020
Jacobs Engineering Group Inc	24,096	2,599
JB Hunt Transport Services Inc	14,900	2,016
Johnson Controls International PLC	135,346	6,231
Kansas City Southern	16,900	3,146
L3Harris Technologies Inc	39,260	7,538
Lockheed Martin Corp	44,656	16,299
Masco Corp	46,400	2,490
Nielsen Holdings PLC	62,600	1,012
Norfolk Southern Corp	46,096	10,926
Northrop Grumman Corp	28,096	8,492
Old Dominion Freight Line Inc	17,600	3,579
Otis Worldwide Corp	74,192	4,966
PACCAR Inc	63,000	5,485
Parker-Hannifin Corp	23,100	6,174
Pentair PLC	28,900	1,498
Quanta Services Inc	25,900	1,770
Raytheon Technologies Corp	277,608	19,910
Republic Services Inc, Cl A	38,600	3,733
Robert Half International Inc	21,695	1,392
Rockwell Automation Inc	21,096	5,391
Rollins Inc	27,600	1,578
Roper Technologies Inc	19,000	8,113
Snap-on Inc	10,200	1,794
Southwest Airlines Co *	107,587	4,986
Stanley Black & Decker Inc	29,095	5,363
Teledyne Technologies Inc *	6,800	2,570
Textron Inc	40,491	1,826
Trane Technologies PLC	43,596	6,375
TransDigm Group Inc *	9,900	5,734
Union Pacific Corp	122,987	25,099
United Airlines Holdings Inc *	53,800	2,424
United Parcel Service Inc, Cl B	128,787	22,032
United Rentals Inc *	13,300	3,019
Verisk Analytics Inc, Cl A	29,500	5,850
Waste Management Inc	70,500	8,399
Westinghouse Air Brake Technologies Corp	31,953	2,342
WW Grainger Inc	8,300	3,472
Xylem Inc/NY	33,200	3,186

		477,515

Information Technology — 27.1%
Accenture PLC, Cl A	115,296	28,719
Adobe Inc *	87,095	41,672
Advanced Micro Devices Inc *	213,300	19,764
Akamai Technologies Inc *	29,796	3,084

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amphenol Corp, Cl A	54,291	$7,102
Analog Devices Inc	67,106	9,333
ANSYS Inc *	15,700	5,308
Apple Inc	2,920,984	347,743
Applied Materials Inc	165,300	13,634
Arista Networks Inc *	10,100	2,734
Autodesk Inc *	39,800	11,153
Automatic Data Processing Inc	77,791	13,526
Broadcom Inc	73,159	29,379
Broadridge Financial Solutions Inc	21,200	3,114
Cadence Design Systems Inc *	50,800	5,908
CDW Corp/DE	25,500	3,328
Cisco Systems Inc	767,343	33,011
Citrix Systems Inc	22,600	2,801
Cognizant Technology Solutions Corp, Cl A	98,495	7,695
Corning Inc	138,670	5,189
DXC Technology Co *	43,552	954
F5 Networks Inc *	10,800	1,758
Fidelity National Information Services Inc	112,600	16,711
Fiserv Inc *	100,500	11,576
FleetCor Technologies Inc *	15,400	4,084
FLIR Systems Inc	25,300	967
Fortinet Inc *	24,000	2,958
Gartner Inc *	15,800	2,402
Global Payments Inc	54,272	10,593
Hewlett Packard Enterprise Co	238,174	2,629
HP Inc	249,274	5,467
Intel Corp	771,652	37,309
International Business Machines Corp	161,851	19,992
Intuit Inc	47,600	16,756
IPG Photonics Corp *	6,800	1,408
Jack Henry & Associates Inc	14,200	2,284
Juniper Networks Inc	62,300	1,356
Keysight Technologies Inc *	33,500	4,021
KLA Corp	28,300	7,131
Lam Research Corp	26,395	11,948
Leidos Holdings Inc	23,700	2,387
Mastercard Inc, Cl A	160,347	53,958
Maxim Integrated Products Inc *	48,900	4,061
Microchip Technology Inc	45,996	6,181
Micron Technology Inc *	201,600	12,921
Microsoft Corp	1,375,004	294,347
Motorola Solutions Inc	30,888	5,298
NetApp Inc	41,391	2,207
NortonLifeLock Inc	108,900	1,985
NVIDIA Corp	111,983	60,030
Oracle Corp	351,365	20,281
Paychex Inc	58,387	5,439
Paycom Software Inc *	9,000	3,754
PayPal Holdings Inc *	212,883	45,583
Qorvo Inc *	21,000	3,290
QUALCOMM Inc	204,478	30,093

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
salesforce.com Inc *	165,191	$40,604
Seagate Technology PLC	41,400	2,435
ServiceNow Inc *	34,700	18,549
Skyworks Solutions Inc	30,596	4,319
Synopsys Inc *	27,600	6,279
TE Connectivity Ltd	59,991	6,837
Teradyne Inc	30,600	3,376
Texas Instruments Inc	165,983	26,765
Tyler Technologies Inc *	7,400	3,164
VeriSign Inc *	18,500	3,713
Visa Inc, Cl A	306,570	64,487
Vontier Corp *	24,570	815
Western Digital Corp *	55,831	2,506
Western Union Co/The	76,678	1,730
Xerox Holdings Corp	34,850	763
Xilinx Inc	44,500	6,477
Zebra Technologies Corp, Cl A *	9,800	3,709

		1,504,844

Materials — 2.7%
Air Products and Chemicals Inc	39,900	11,178
Albemarle Corp	18,800	2,556
Amcor PLC	287,162	3,253
Avery Dennison Corp	14,800	2,210
Ball Corp	59,492	5,712
Celanese Corp, Cl A	21,800	2,819
CF Industries Holdings Inc	40,300	1,503
Corteva Inc	137,231	5,259
Dow Inc	134,565	7,133
DuPont de Nemours Inc	133,131	8,446
Eastman Chemical Co	24,096	2,347
Ecolab Inc	45,015	10,000
FMC Corp	23,900	2,773
Freeport-McMoRan Inc, Cl B *	264,700	6,191
International Flavors & Fragrances Inc (A)	18,900	2,119
International Paper Co	70,296	3,478
Linde PLC	95,660	24,529
LyondellBasell Industries NV, Cl A	46,956	3,996
Martin Marietta Materials Inc	11,500	3,055
Mosaic Co/The	62,791	1,379
Newmont Corp	145,083	8,534
Nucor Corp	53,787	2,888
Packaging Corp of America	17,300	2,249
PPG Industries Inc	42,900	6,296
Sealed Air Corp	27,400	1,235
Sherwin-Williams Co/The	14,900	11,140
Vulcan Materials Co	24,300	3,393
Westrock Co	45,882	1,937

		147,608

Real Estate — 2.5%
Alexandria Real Estate Equities Inc ‡	21,300	3,487
American Tower Corp, Cl A ‡	80,800	18,681

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment and Management
Co, Cl A ‡	25,711	$780
AvalonBay Communities Inc ‡	25,800	4,298
Boston Properties Inc ‡	25,800	2,533
CBRE Group Inc, Cl A *	61,791	3,778
Crown Castle International Corp ‡	75,796	12,701
Digital Realty Trust Inc ‡	48,800	6,576
Duke Realty Corp ‡	68,200	2,596
Equinix Inc ‡	16,057	11,204
Equity Residential ‡	61,296	3,550
Essex Property Trust Inc ‡	12,000	2,951
Extra Space Storage Inc ‡	23,800	2,683
Federal Realty Investment Trust ‡	12,100	1,055
Healthpeak Properties Inc ‡	98,200	2,834
Host Hotels & Resorts Inc *‡	124,174	1,742
Iron Mountain Inc ‡(A)	49,801	1,370
Kimco Realty Corp ‡	82,187	1,187
Mid-America Apartment Communities Inc ‡	21,000	2,649
Prologis Inc ‡	134,799	13,487
Public Storage ‡	27,595	6,194
Realty Income Corp ‡	63,300	3,796
Regency Centers Corp ‡	29,400	1,340
SBA Communications Corp, Cl A ‡	20,300	5,830
Simon Property Group Inc ‡	59,696	4,929
SL Green Realty Corp ‡(A)	12,700	735
UDR Inc ‡	52,000	2,000
Ventas Inc ‡	68,400	3,277
Vornado Realty Trust ‡	26,896	1,047
Welltower Inc ‡	76,500	4,818
Weyerhaeuser Co ‡	136,845	3,974

		138,082

Utilities — 2.9%
AES Corp/The	123,100	2,516
Alliant Energy Corp	44,200	2,325
Ameren Corp	45,391	3,530
American Electric Power Co Inc	90,100	7,649
American Water Works Co Inc	33,000	5,062
Atmos Energy Corp	21,800	2,090
CenterPoint Energy Inc	96,583	2,240
CMS Energy Corp	52,591	3,236
Consolidated Edison Inc	61,000	4,651
Dominion Energy Inc	151,685	11,906
DTE Energy Co	35,200	4,429
Duke Energy Corp	134,191	12,434
Edison International	69,096	4,240
Entergy Corp	36,600	3,984
Evergy Inc	42,000	2,327
Eversource Energy	62,400	5,461
Exelon Corp	177,091	7,273
FirstEnergy Corp	96,887	2,573
NextEra Energy Inc	354,900	26,117
NiSource Inc	67,287	1,628

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NRG Energy Inc	42,787	$1,401
Pinnacle West Capital Corp	21,000	1,719
PPL Corp	140,400	3,990
Public Service Enterprise Group Inc	92,100	5,368
Sempra Energy	52,595	6,705
Southern Co/The	191,000	11,431
WEC Energy Group Inc	57,431	5,453
Xcel Energy Inc	95,483	6,432

		158,170

Total Common Stock (Cost $3,070,259) ($ Thousands)		5,457,339

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P. 0.070% **†(B)	13,811,270	$13,806

Total Affiliated Partnership (Cost $13,810) ($ Thousands)		13,806

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	75,326,229	75,326

Total Cash Equivalent (Cost $75,326) ($ Thousands)		75,326

Total Investments in Securities — 99.9% (Cost $3,159,395) ($ Thousands)		$5,546,471

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	535	Dec-2020	$88,452	$96,921	$8,469

Percentages are based on a Net Assets of $5,551,784 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (see Note 12). The total market value of securities on loan at November 30, 2020, was $13,405 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2020 was $13,806 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	5,457,339	–	–	5,457,339
Affiliated Partnership	–	13,806	–	13,806
Cash Equivalent	75,326	–	–	75,326

Total Investments in Securities	5,532,665	13,806	–	5,546,471

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	8,469	–	–	8,469

Total Other Financial Instruments	8,469	–	–	8,469

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

S&P 500 Index Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 49,600	$ 96,031	$ (131,818)	$ 12	$ (19)	$ 13,806	13,811,270	$ 50	$ —
SEI Daily Income Trust, Government Fund, Cl F	66,287	550,211	(541,172)	—	—	75,326	75,326,229	7	—

Totals	$ 115,887	$ 646,242	$ (672,990)	$ 12	$ (19)	$ 89,132		$ 57	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.4%

Communication Services — 4.6%
Altice USA Inc, Cl A *(A)	74,500	$2,527
AMC Entertainment Holdings Inc, Cl A (A)	11,994	51
AMC Networks Inc, Cl A *(A)	9,160	302
Anterix Inc *	4,500	135
ATN International Inc	2,267	111
Boingo Wireless Inc *	9,200	130
Boston Omaha Corp, Cl A *	4,300	100
Cable One Inc	1,300	2,575
Cardlytics Inc *(A)	6,100	724
Cargurus Inc, Cl A *	21,300	534
Cars.com Inc *(A)	15,200	170
Cincinnati Bell Inc *	16,504	251
Cinemark Holdings Inc (A)	26,640	412
Cogent Communications Holdings Inc	10,804	628
comScore Inc *	20,100	51
Consolidated Communications Holdings Inc *	13,612	76
Daily Journal Corp *	300	81
DHI Group Inc *	16,900	32
Emerald Holding Inc	5,700	24
Entercom Communications Corp, Cl A	56,182	137
Entravision Communications Corp, Cl A	14,200	41
Eros International PLC *	59,700	127
Eventbrite Inc, Cl A *(A)	11,200	188
EverQuote Inc, Cl A *	2,900	109
EW Scripps Co/The, Cl A	13,896	177
Fluent Inc *	18,300	63
Gannett Co Inc	55,187	157
GCI Liberty Inc *	23,647	2,155
Glu Mobile Inc *	37,600	380
Gogo Inc *(A)	13,900	146
Gray Television Inc *	21,200	374
Hemisphere Media Group Inc, Cl A *	3,500	38
IAC/InterActiveCorp *	18,021	2,559
IDT Corp, Cl B *	5,700	68
iHeartMedia Inc, Cl A *	14,200	170
IMAX Corp *	11,800	175
Iridium Communications Inc *	30,646	983
John Wiley & Sons Inc, Cl A	11,872	410
Liberty Broadband Corp, Cl A *	6,783	1,063
Liberty Broadband Corp, Cl C *	25,868	4,070
Liberty Latin America Ltd, Cl A *	8,300	94
Liberty Latin America Ltd, Cl C *	32,262	365
Liberty Media Corp-Liberty Braves, Cl A *	1,803	45
Liberty Media Corp-Liberty Braves, Cl C *	10,465	262
Liberty Media Corp-Liberty Formula One, Cl A *	7,308	276
Liberty Media Corp-Liberty Formula One, Cl C *	47,242	1,974
Liberty Media Corp-Liberty SiriusXM, Cl A *	19,835	812
Liberty Media Corp-Liberty SiriusXM, Cl C *	45,422	1,863

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty TripAdvisor Holdings Inc, Cl A *	13,392	$37
Lions Gate Entertainment Corp, Cl A *(A)	21,655	211
Lions Gate Entertainment Corp, Cl B *	35,975	323
LiveXLive Media Inc *(A)	5,200	13
Loral Space & Communications Inc	2,700	62
Madison Square Garden Entertainment Corp *	4,979	378
Madison Square Garden Sports Corp, Cl A *	4,479	759
Marcus Corp/The	4,061	48
Match Group Inc *	54,636	7,606
Meredith Corp	9,244	188
MSG Networks Inc *(A)	11,940	145
National CineMedia Inc	15,007	51
New York Times Co/The, Cl A (A)	42,482	1,823
Nexstar Media Group Inc, Cl A	10,944	1,152
Ooma Inc *	6,900	108
ORBCOMM Inc *	12,086	69
QuinStreet Inc *	9,586	171
Roku Inc, Cl A *	26,400	7,750
Saga Communications Inc, Cl A	593	13
Scholastic Corp	8,067	191
Shenandoah Telecommunications Co	12,404	551
Shutterstock Inc	5,797	399
Sinclair Broadcast Group Inc, Cl A (A)	7,811	213
Sirius XM Holdings Inc (A)	280,381	1,820
Spok Holdings Inc	4,132	41
Spotify Technology SA *	32,800	9,557
Stamps.com Inc *	4,155	779
TechTarget Inc *	4,700	247
TEGNA Inc	52,100	751
Telephone and Data Systems Inc	24,555	466
Tribune Publishing Co	4,100	50
TripAdvisor Inc *	25,200	658
TrueCar Inc *	22,900	93
United States Cellular Corp *	2,952	93
Upwork Inc *	20,900	684
Vonage Holdings Corp *	54,520	701
WideOpenWest Inc *	5,500	45
World Wrestling Entertainment Inc, Cl A	10,534	453
Yelp Inc, Cl A *	17,198	549
Zillow Group Inc, Cl A *	15,191	1,676
Zillow Group Inc, Cl C *	34,482	3,717
Zynga Inc, Cl A *	231,174	1,907

		74,743

Consumer Discretionary — 16.8%
1-800-Flowers.com Inc, Cl A *	7,300	171
Abercrombie & Fitch Co, Cl A	14,600	303
Accel Entertainment Inc, Cl A *	10,000	104
Acushnet Holdings Corp	8,600	324
Adient PLC *	23,000	720
Adtalem Global Education Inc *	12,881	369

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Axle & Manufacturing Holdings Inc *	34,398	$274
American Eagle Outfitters Inc (A)	39,222	706
American Outdoor Brands Inc *	3,095	43
American Public Education Inc *	2,727	85
America’s Car-Mart Inc/TX *	1,750	183
Aramark	54,500	1,907
Asbury Automotive Group Inc *(A)	4,498	507
Aspen Group Inc/CO *	9,800	119
At Home Group Inc *	15,600	295
AutoNation Inc *	15,400	944
Bally’s Corp	5,528	246
Beacon Roofing Supply Inc *	13,170	479
Beazer Homes USA Inc *	7,161	106
Bed Bath & Beyond Inc (A)	31,600	662
Big Lots Inc (A)	10,846	560
Biglari Holdings Inc, Cl B *	182	20
BJ’s Restaurants Inc	4,642	153
Bloomin’ Brands Inc	21,550	377
Bluegreen Vacations Corp	1,700	11
Bluegreen Vacations Holding, Cl A	2,520	32
Boot Barn Holdings Inc *	7,200	297
Boyd Gaming Corp	20,645	795
Bright Horizons Family Solutions Inc *	14,435	2,456
Brinker International Inc	12,882	645
Brunswick Corp/DE	20,883	1,559
Buckle Inc/The (A)	8,851	237
Burlington Stores Inc *	16,000	3,497
Caesars Entertainment *(A)	41,970	2,859
Caleres Inc	8,576	101
Callaway Golf Co	21,906	465
Camping World Holdings Inc, Cl A	7,000	215
Capri Holdings Ltd *	37,700	1,334
CarParts.com Inc *	6,200	93
Carriage Services Inc, Cl A	6,006	163
Carrols Restaurant Group Inc *	7,900	54
Carter’s Inc	10,970	976
Carvana Co, Cl A *(A)	13,500	3,378
Cato Corp/The, Cl A	6,296	51
Cavco Industries Inc *	2,231	402
Century Casinos Inc *	4,000	24
Century Communities Inc *	7,800	347
Cheesecake Factory Inc/The (A)	9,323	349
Chegg Inc *	29,000	2,260
Chico’s FAS Inc	58,751	89
Children’s Place Inc/The (A)	3,433	148
Choice Hotels International Inc	9,177	914
Churchill Downs Inc	8,931	1,607
Chuy’s Holdings Inc *	2,335	55
Citi Trends Inc	3,097	105
Clarus Corp	5,121	74
Collectors Universe Inc	1,800	139

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Columbia Sportswear Co	6,844	$561
Conn’s Inc *	3,909	43
Container Store Group Inc/The *	1,600	15
Cooper Tire & Rubber Co	13,832	550
Cooper-Standard Holdings Inc *	3,300	112
Core-Mark Holding Co Inc	12,836	400
Cracker Barrel Old Country Store Inc	5,744	802
Crocs Inc *	15,803	931
Dana Inc	35,698	601
Dave & Buster’s Entertainment Inc (A)	7,900	200
Deckers Outdoor Corp *	6,904	1,758
Del Taco Restaurants Inc *	4,500	40
Denny’s Corp *	14,463	166
Designer Brands Inc, Cl A	12,192	96
Dick’s Sporting Goods Inc	14,835	843
Dillard’s Inc, Cl A (A)	2,562	120
Dine Brands Global Inc	4,372	275
Dorman Products Inc *	6,740	623
Duluth Holdings Inc, Cl B *	2,900	43
Dunkin’ Brands Group Inc	19,930	2,119
El Pollo Loco Holdings Inc *	3,900	61
Escalade Inc	2,500	48
Ethan Allen Interiors Inc	5,276	96
Everi Holdings Inc *	28,600	304
Express Inc *(A)	14,962	23
Extended Stay America Inc	42,200	579
Fiesta Restaurant Group Inc *	2,905	34
Five Below Inc *	13,005	2,034
Floor & Decor Holdings Inc, Cl A *	24,500	1,962
Foot Locker Inc	25,200	942
Fossil Group Inc *	8,500	90
Fox Factory Holding Corp *	9,600	838
Franchise Group	4,600	123
frontdoor Inc *	20,950	992
Funko Inc, Cl A *(A)	4,400	39
Gaia Inc, Cl A *	2,200	22
GameStop Corp, Cl A *(A)	20,300	336
Genesco Inc *	4,069	128
Gentex Corp	58,490	1,907
Gentherm Inc *	7,748	441
G-III Apparel Group Ltd *	10,906	222
Golden Entertainment Inc *	2,100	35
Goodyear Tire & Rubber Co/The	55,400	577
GoPro Inc, Cl A *	33,500	234
Graham Holdings Co, Cl B	1,100	492
Grand Canyon Education Inc *	12,715	1,061
Green Brick Partners Inc *	6,200	135
Greenlane Holdings Inc, Cl A *	2,400	10
Group 1 Automotive Inc (A)	4,735	563
Groupon, Cl A *	5,457	165
GrowGeneration Corp *(A)	8,700	306
Grubhub Inc *	22,400	1,576

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Guess? Inc (A)	11,317	$190
H&R Block Inc	52,600	989
Hamilton Beach Brands Holding Co, Cl A	2,010	38
Harley-Davidson Inc	39,500	1,591
Haverty Furniture Cos Inc	4,363	119
Helen of Troy Ltd *	6,648	1,343
Hibbett Sports Inc *	4,012	165
Hilton Grand Vacations Inc *	20,470	568
Hooker Furniture Corp	2,700	82
Houghton Mifflin Harcourt Co *	18,000	54
Hudson Ltd, Cl A *	7,500	58
Hyatt Hotels Corp, Cl A (A)	8,327	599
Installed Building Products Inc *	6,500	642
International Game Technology PLC	21,600	272
iRobot Corp *(A)	6,402	502
Jack in the Box Inc (A)	5,421	499
Johnson Outdoors Inc, Cl A	1,400	117
K12 Inc *	9,488	221
KB Home	23,685	834
Kohl’s Corp	36,700	1,182
Kontoor Brands Inc	11,600	483
Kura Sushi USA Inc, Cl A *	800	13
Lands’ End Inc *	4,362	109
Laureate Education Inc, Cl A *	28,100	399
La-Z-Boy Inc, Cl Z	12,226	453
LCI Industries	5,749	723
Lear Corp	14,571	2,083
Legacy Housing Corp *	1,400	21
LGI Homes Inc *(A)	6,000	648
Lifetime Brands Inc	3,300	44
Lindblad Expeditions Holdings Inc *	4,100	52
Liquidity Services Inc *	2,222	21
Lithia Motors Inc, Cl A	6,489	1,877
Lovesac Co/The *	2,200	70
Lululemon Athletica Inc *	28,000	10,366
Lumber Liquidators Holdings Inc *	6,926	200
M/I Homes Inc *	8,294	377
Macy’s Inc (A)	79,400	811
Magnite Inc *(A)	22,438	426
Malibu Boats Inc, Cl A *	4,600	262
Marine Products Corp	1,800	28
MarineMax Inc *	3,996	131
Marriott Vacations Worldwide Corp	9,372	1,193
MasterCraft Boat Holdings Inc *	5,000	108
Mattel Inc *	82,100	1,272
MDC Holdings Inc	14,415	696
Meritage Homes Corp *	9,311	839
Michaels Cos Inc/The *(A)	22,100	219
Modine Manufacturing Co *	9,874	108
Monarch Casino & Resort Inc *	3,500	193
Monro Inc	7,828	368
Motorcar Parts of America Inc *(A)	3,700	74

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Movado Group Inc	2,720	$46
Nathan’s Famous Inc	900	51
National Vision Holdings Inc *	19,100	818
Nautilus Inc *	7,000	148
Noodles & Co, Cl A *	11,000	87
Nordstrom Inc (A)	27,700	718
Office Depot Inc	14,511	416
Ollie’s Bargain Outlet Holdings Inc *(A)	13,100	1,154
OneSpaWorld Holdings Ltd	12,400	110
Overstock.com Inc *(A)	11,700	790
Oxford Industries Inc	4,254	237
Papa John’s International Inc	9,142	735
Peloton Interactive Inc, Cl A *	24,100	2,804
Penn National Gaming Inc *	38,473	2,693
Penske Automotive Group Inc	7,288	401
Perdoceo Education Corp *	16,254	184
PetMed Express Inc (A)	3,796	117
Pinterest Inc, Cl A *	100,400	7,030
Planet Fitness Inc, Cl A *	21,200	1,547
PlayAGS Inc *	8,100	40
Polaris Inc	15,307	1,469
Purple Innovation Inc, Cl A *	8,000	239
Quotient Technology Inc *	21,000	156
Qurate Retail Inc	90,922	952
RCI Hospitality Holdings Inc	2,800	83
RealReal Inc/The *	17,400	241
Red Robin Gourmet Burgers Inc *	2,967	60
Red Rock Resorts Inc, Cl A	18,400	400
Regis Corp *	6,527	55
Rent-A-Center Inc/TX, Cl A	13,040	441
RH *(A)	3,711	1,682
Rocky Brands Inc	2,500	72
Ruth’s Hospitality Group Inc	5,172	81
Sally Beauty Holdings Inc *	30,691	353
Scientific Games Corp, Cl A *	14,862	554
SeaWorld Entertainment Inc *(A)	10,500	293
Service Corp International/US	41,089	1,999
Shake Shack Inc, Cl A *	9,600	784
Shoe Carnival Inc	2,076	76
Signet Jewelers Ltd (A)	11,400	345
Six Flags Entertainment Corp	19,758	607
Skechers USA Inc, Cl A *	35,546	1,190
Skyline Champion Corp *	12,400	381
Sleep Number Corp *(A)	6,909	479
Smith & Wesson Brands Inc	12,383	195
Sonic Automotive Inc, Cl A	5,064	204
Sonos Inc *	18,600	414
Sportsman’s Warehouse Holdings Inc *	9,400	131
Standard Motor Products Inc	5,766	267
Steven Madden Ltd	19,551	615
Stitch Fix Inc, Cl A *	15,900	644
Stoneridge Inc *	5,930	159

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Strategic Education Inc	6,687	$628
Superior Group of Cos Inc	2,000	43
Target Hospitality Corp *	12,300	19
Taylor Morrison Home Corp, Cl A *	32,360	818
Tempur Sealy International Inc *	48,892	1,232
Tenneco Inc, Cl A *	11,263	120
Terminix Global Holdings	31,100	1,525
Tesla Inc *	183,495	104,152
Texas Roadhouse Inc, Cl A	17,366	1,316
Thor Industries Inc (A)	14,590	1,408
Tilly’s Inc, Cl A	10,343	94
Toll Brothers Inc	30,539	1,446
TopBuild Corp *	8,700	1,516
TRI Pointe Group Inc *	35,073	613
Tupperware Brands Corp	9,624	324
Turtle Beach Corp *	4,000	75
Unifi Inc *	2,480	38
Universal Electronics Inc *	3,887	205
Universal Technical Institute *	8,800	58
Urban Outfitters Inc *	15,800	433
Vail Resorts Inc	10,012	2,762
Vera Bradley Inc *	2,470	21
Vista Outdoor Inc *	12,288	253
Visteon Corp *	6,465	781
Vivint Smart Home *	16,600	366
Vroom Inc *(A)	7,300	262
Waitr Holdings Inc *	19,000	63
Wayfair Inc, Cl A *(A)	16,200	4,121
Wendy’s Co/The	44,975	989
Weyco Group Inc	263	5
Williams-Sonoma Inc	18,337	2,007
Wingstop Inc	8,000	1,018
Winmark Corp	1,091	196
Winnebago Industries Inc	7,235	383
Wolverine World Wide Inc	20,896	603
Workhorse Group Inc *(A)	25,800	655
World Fuel Services Corp	14,841	422
WW International Inc *	12,174	359
Wyndham Destinations Inc	20,100	845
Wyndham Hotels & Resorts Inc	22,800	1,311
XPEL Inc *	4,000	151
YETI Holdings Inc *	21,300	1,346
Yum China Holdings Inc	99,100	5,587
Zumiez Inc *	3,903	145

		273,254

Consumer Staples — 2.6%
Albertsons Cos Inc (A)	15,900	255
Alico Inc	143	4
Andersons Inc	8,999	205
B&G Foods Inc, Cl A (A)	16,611	460
BellRing Brands, Cl A *	9,500	194
Beyond Meat Inc *(A)	13,400	1,875

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BJ’s Wholesale Club Holdings Inc *	35,900	$1,472
Boston Beer Co Inc/The, Cl A *(A)	2,283	2,125
Bridgford Foods Corp *	400	7
Bunge Ltd	32,843	1,934
Calavo Growers Inc	4,426	317
Cal-Maine Foods Inc *	8,128	318
Casey’s General Stores Inc	9,659	1,755
CBIZ Inc *	11,445	277
Celsius Holdings Inc *	6,900	223
Central Garden & Pet Co, Cl A *	12,129	456
Chefs’ Warehouse Inc/The *(A)	6,121	141
Cimpress PLC *(A)	4,199	376
Coca-Cola Consolidated Inc	1,189	311
Coty Inc, Cl A	57,800	416
Darling Ingredients Inc *	38,657	1,866
Deluxe Corp	10,154	261
Edgewell Personal Care Co	13,345	464
elf Beauty Inc *	14,600	317
Energizer Holdings Inc (A)	14,845	622
Farmer Bros Co *	900	4
Flowers Foods Inc	51,708	1,147
Fresh Del Monte Produce Inc	8,981	228
Freshpet Inc *	9,500	1,300
Grocery Outlet Holding Corp *(A)	19,300	745
Hain Celestial Group Inc/The *	20,360	784
Herbalife Nutrition Ltd *	24,044	1,152
HF Foods Group Inc *(A)	9,900	77
Hostess Brands Inc, Cl A *	31,800	431
Ingles Markets Inc, Cl A	3,545	133
Ingredion Inc	17,665	1,363
Inter Parfums Inc	3,806	207
J & J Snack Foods Corp	3,564	518
John B Sanfilippo & Son Inc	2,619	194
Keurig Dr Pepper Inc	113,000	3,441
Lancaster Colony Corp	4,529	767
Landec Corp *	4,693	49
Lifevantage Corp *	4,700	50
Limoneira Co	6,495	95
Medifast Inc	2,964	605
MGP Ingredients Inc (A)	2,300	100
National Beverage Corp *(A)	2,352	231
Natural Grocers by Vitamin Cottage Inc	1,085	16
Nature’s Sunshine Products Inc *	437	5
NewAge *(A)	15,700	54
Nu Skin Enterprises Inc, Cl A	12,705	654
Oil-Dri Corp of America	1,010	35
Performance Food Group Co *	32,100	1,392
Pilgrim’s Pride Corp *	14,207	269
Post Holdings Inc *	16,769	1,584
PriceSmart Inc	5,423	441
Primo Water	37,100	558
Revlon Inc, Cl A *(A)	2,920	38

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reynolds Consumer Products Inc	11,600	$352
Rite Aid Corp *(A)	13,411	177
Sanderson Farms Inc	4,741	648
Seaboard Corp	57	183
Seneca Foods Corp, Cl A *	2,462	103
Simply Good Foods Co *	21,200	461
SpartanNash Co	7,336	138
Spectrum Brands Holdings Inc	10,087	674
Sprouts Farmers Market Inc *	30,400	644
Tootsie Roll Industries Inc (A)	3,508	109
TreeHouse Foods Inc *	13,309	547
Turning Point Brands Inc	1,500	59
United Natural Foods Inc *(A)	12,698	219
Universal Corp/VA	5,545	252
US Foods Holding Corp *	52,000	1,637
USANA Health Sciences Inc *(A)	3,432	258
Vector Group Ltd	30,491	343
Village Super Market Inc, Cl A	1,962	45
Vital Farms Inc *(A)	4,100	121
WD-40 Co (A)	3,386	861
Weis Markets Inc	1,704	81

		43,230

Energy — 1.7%
Antero Midstream Corp	69,200	466
Antero Resources Corp *(A)	74,800	293
Arch Resources Inc	3,500	117
Archrock Inc	40,283	313
Ardmore Shipping Corp	2,100	7
Berry Corp	10,500	40
Bonanza Creek Energy Inc *	4,100	90
Brigham Minerals Inc, Cl A	5,600	58
Bristow Group *	697	15
Cactus Inc, Cl A	12,400	288
ChampionX Corp *	47,600	565
Cheniere Energy Inc *	56,965	3,229
Cimarex Energy Co	24,000	863
Clean Energy Fuels Corp *	20,388	93
CNX Resources Corp *	49,100	462
Comstock Resources Inc *	3,700	18
CONSOL Energy Inc *	5,075	27
Contango Oil & Gas Co *	21,300	36
Continental Resources Inc/OK	20,396	314
CVR Energy Inc	7,097	100
Delek US Holdings Inc	17,446	232
DHT Holdings Inc	26,500	135
DMC Global Inc (A)	3,400	139
Dorian LPG Ltd *	6,747	74
Dril-Quip Inc *	10,287	292
Earthstone Energy Inc, Cl A *	8,700	33
Energy Fuels Inc/Canada *(A)	65,400	136
EQT Corp	68,300	1,016
Equitrans Midstream Corp	109,200	891

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evolution Petroleum Corp	4,027	$12
Exterran Corp *	7,541	32
Falcon Minerals Corp	13,800	32
Frank’s International NV *	20,900	47
Frontline Ltd/Bermuda (A)	28,000	175
Golar LNG Ltd	22,402	204
Goodrich Petroleum Corp *	2,200	25
Green Plains Inc *	7,690	114
Helix Energy Solutions Group Inc *	47,369	178
Helmerich & Payne Inc	28,000	638
Kosmos Energy Ltd	81,275	143
Liberty Oilfield Services Inc, Cl A	10,800	100
Magnolia Oil & Gas Corp *(A)	39,700	248
Matador Resources Co *	25,400	259
Matrix Service Co *	4,781	46
MRC Global Inc *	18,112	105
Murphy Oil Corp (A)	36,100	363
Murphy USA Inc	7,500	961
Nabors Industries Ltd (A)	1,391	73
NACCO Industries Inc, Cl A	1,005	27
National Energy Services Reunited Corp *	11,400	100
Newpark Resources Inc *	18,020	27
NextDecade Corp *	3,000	7
NexTier Oilfield Solutions Inc *	56,839	159
Nordic American Tankers Ltd	34,377	110
Oceaneering International Inc *	20,846	127
Oil States International Inc *	16,699	74
Overseas Shipholding Group Inc, Cl A *	8,900	18
Ovintiv Inc	62,200	794
Par Pacific Holdings Inc *	6,786	77
Parsley Energy Inc, Cl A	71,423	895
Patterson-UTI Energy Inc	55,822	241
PBF Energy Inc, Cl A	28,477	207
PDC Energy Inc *	24,377	408
Peabody Energy Corp	15,500	21
Penn Virginia Corp *	2,900	26
Plug Power Inc *(A)	94,100	2,483
PrimeEnergy Resources Corp *	100	6
ProPetro Holding Corp *	16,000	92
Range Resources Corp	59,900	437
Renewable Energy Group Inc *	10,100	587
REX American Resources Corp *	1,300	102
RPC Inc *(A)	10,999	34
Scorpio Tankers Inc (A)	10,813	125
Select Energy Services Inc, Cl A *	12,200	52
SFL Corp Ltd	19,676	133
SM Energy Co	37,713	160
Solaris Oilfield Infrastructure Inc, Cl A	5,400	36
Southwestern Energy Co *	174,271	542
Sunnova Energy International Inc *	11,300	458
Sunrun Inc *(A)	37,210	2,384
Talos Energy Inc *	4,900	42

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Targa Resources Corp	56,259	$1,322
Tellurian Inc *(A)	21,300	32
Tidewater Inc *	9,800	93
Transocean Ltd *(A)	138,034	255
Uranium Energy Corp *	103,800	110
US Silica Holdings Inc	15,626	67
W&T Offshore Inc *(A)	15,938	31
Whiting Petroleum *	288	7
WPX Energy Inc *	98,000	698

		27,703

Financials — 11.4%
1st Constitution Bancorp	2,100	34
1st Source Corp	4,158	155
ACNB Corp	900	22
Affiliated Managers Group Inc	11,200	976
AGNC Investment Corp ‡	132,421	2,023
Alerus Financial Corp	6,700	161
Alleghany Corp	3,367	1,937
Allegiance Bancshares Inc	5,500	174
Ally Financial Inc	91,200	2,704
Altabancorp	2,500	69
Amalgamated Bank, Cl A	5,800	74
Ambac Financial Group Inc *	12,500	183
Amerant Bancorp Inc, Cl A *	7,100	105
American Equity Investment Life Holding Co	21,578	567
American Financial Group Inc/OH	17,453	1,560
American National Bankshares Inc	4,106	107
American National Group Inc	2,231	189
Ameris Bancorp	15,162	516
AMERISAFE Inc	4,533	248
Ames National Corp	1,097	24
Annaly Capital Management Inc ‡	358,159	2,865
Anworth Mortgage Asset Corp	20,368	44
Apollo Commercial Real Estate Finance Inc	36,619	395
Apollo Global Management Inc, Cl A	44,400	1,937
Arbor Realty Trust Inc ‡(A)	24,500	326
Arch Capital Group Ltd *	96,408	3,104
Ares Commercial Real Estate Corp	4,800	53
Ares Management Corp, Cl A	23,200	1,045
Argo Group International Holdings Ltd	8,416	330
Arlington Asset Investment Corp, Cl A	3,412	11
ARMOUR Residential Inc ‡	14,724	156
Arrow Financial Corp	2,387	71
Artisan Partners Asset Management Inc, Cl A	12,600	567
Assetmark Financial Holdings *	3,900	93
Associated Banc-Corp	37,536	575
Associated Capital Group Inc	500	19
Assured Guaranty Ltd	20,087	605
Athene Holding Ltd, Cl A *	27,300	1,211
Atlantic Capital Bancshares Inc *	4,300	60
Atlantic Union Bankshares Corp	18,982	568
Axis Capital Holdings Ltd	19,368	971

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Axos Financial Inc *(A)	15,136	$507
B Riley Financial Inc	6,900	249
Banc of California Inc	8,800	117
BancFirst Corp	3,650	198
Banco Latinoamericano de Comercio Exterior SA, Cl E	5,312	78
Bancorp Inc/The *	10,004	118
BancorpSouth Bank	25,582	649
Bank First Corp (A)	1,900	131
Bank of Commerce Holdings	5,900	56
Bank of Hawaii Corp	9,424	706
Bank of Marin Bancorp	3,614	125
Bank of NT Butterfield & Son Ltd/The	12,400	393
Bank of Princeton/The	1,400	33
Bank OZK (A)	28,970	810
Bank7 Corp	900	11
BankFinancial Corp	4,897	40
BankUnited Inc	21,496	613
Bankwell Financial Group Inc	300	6
Banner Corp	8,151	337
Bar Harbor Bankshares	2,850	66
BayCom Corp *	2,800	40
BCB Bancorp Inc	4,800	49
Berkshire Hills Bancorp Inc	9,991	164
BGC Partners Inc, Cl A	72,536	300
Blackstone Mortgage Trust Inc, Cl A ‡	32,800	852
Blucora Inc *	10,529	137
BOK Financial Corp	7,682	514
Boston Private Financial Holdings Inc	17,215	123
Bridge Bancorp Inc	3,412	76
Bridgewater Bancshares Inc *	6,100	72
Brighthouse Financial Inc *	23,500	825
Brightsphere Investment Group Inc	15,300	271
Broadmark Realty Capital	30,500	310
Brookline Bancorp Inc	21,974	250
Brown & Brown Inc	58,252	2,623
BRP Group Inc, Cl A *	10,600	312
Bryn Mawr Bank Corp	4,522	135
Business First Bancshares Inc	1,800	34
Byline Bancorp Inc	3,200	49
C&F Financial Corp	300	11
Cadence BanCorp, Cl A	32,314	450
Cambridge Bancorp	2,700	183
Camden National Corp	3,058	105
Cannae Holdings Inc *	21,462	846
Capital Bancorp Inc *	1,900	23
Capital City Bank Group Inc	2,861	65
Capitol Federal Financial Inc	33,387	411
Capstar Financial Holdings Inc	6,400	77
Capstead Mortgage Corp ‡	18,718	105
Carlyle Group Inc/The	27,800	790
Carter Bankshares Inc	7,100	67

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cathay General Bancorp	18,715	$529
CBTX Inc	3,600	79
Central Pacific Financial Corp	6,810	112
Central Valley Community Bancorp	1,500	21
Century Bancorp Inc/MA, Cl A	300	22
Chemung Financial Corp	900	30
Cherry Hill Mortgage Investment Corp	5,813	53
Chimera Investment Corp ‡	44,565	457
ChoiceOne Financial Services	4,000	119
CIT Group Inc	23,461	786
Citizens & Northern Corp	1,840	33
Citizens Inc/TX, Cl A *	7,833	50
City Holding Co	3,885	255
Civista Bancshares Inc	1,900	32
CNA Financial Corp	6,675	230
CNB Financial Corp/PA	2,048	40
CNO Financial Group Inc	36,525	777
Coastal Financial *	1,900	37
Codorus Valley Bancorp Inc	1,944	33
Cohen & Steers Inc	5,536	392
Colony Bankcorp Inc	1,800	26
Colony Credit Real Estate Inc ‡	16,100	117
Columbia Banking System Inc	18,229	576
Columbia Financial Inc *	14,900	214
Commerce Bancshares Inc/MO	26,427	1,743
Community Bank System Inc	14,251	887
Community Bankers Trust Corp	7,400	48
Community Financial Corp/The	1,200	33
Community Trust Bancorp Inc	3,393	115
ConnectOne Bancorp Inc	6,383	113
Cowen Inc, Cl A	8,030	192
Crawford & Co, Cl A	5,700	42
Credit Acceptance Corp *(A)	2,412	720
CrossFirst Bankshares Inc *	11,500	105
CryoPort Inc *(A)	8,000	389
Cullen/Frost Bankers Inc	13,105	1,100
Curo Group Holdings Corp	2,300	20
Customers Bancorp Inc *	7,470	126
CVB Financial Corp	30,679	583
Diamond Hill Investment Group Inc	554	76
Diamond S Shipping Inc *	8,600	59
Dime Community Bancshares Inc	5,583	81
Donegal Group Inc, Cl A	2,500	35
Dynex Capital Inc	5,597	99
Eagle Bancorp Inc	8,906	328
East West Bancorp Inc	33,266	1,421
Eaton Vance Corp	26,725	1,790
eHealth Inc *	5,874	446
Ellington Financial Inc	8,300	120
Employers Holdings Inc	7,074	216
Encore Capital Group Inc *	7,975	272
Enova International Inc *	10,266	215

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Enstar Group Ltd *	2,751	$521
Enterprise Bancorp Inc/MA	1,148	30
Enterprise Financial Services Corp	6,749	230
Equitable Holdings Inc	99,100	2,515
Equity Bancshares Inc, Cl A *	5,300	107
Erie Indemnity Co, Cl A	6,587	1,486
Esquire Financial Holdings Inc *	1,500	28
ESSA Bancorp Inc	2,300	36
Essent Group Ltd	29,200	1,281
Evans Bancorp Inc	1,700	46
Evercore Inc, Cl A	10,876	989
EZCORP Inc, Cl A *	7,457	38
FactSet Research Systems Inc	9,286	3,099
Farmers & Merchants Bancorp Inc/Archbold OH	1,800	41
Farmers National Banc Corp	4,900	61
FB Financial Corp	7,502	239
FBL Financial Group Inc, Cl A	1,682	87
Federal Agricultural Mortgage Corp, Cl C	1,988	135
Federated Hermes Inc, Cl B	22,970	616
FedNat Holding Co	1,300	7
Fidelity D&D Bancorp Inc	700	41
Fidelity National Financial Inc	66,066	2,378
Financial Institutions Inc	3,243	65
First American Financial Corp	28,472	1,379
First Bancorp Inc/The	3,052	74
First BanCorp/Puerto Rico	55,116	438
First Bancorp/Southern Pines NC	6,545	205
First Bancshares Inc/The	7,100	194
First Bank	5,700	53
First Busey Corp	12,392	248
First Business Financial Services Inc	1,000	19
First Capital Inc	1,100	73
First Choice Bancorp	2,600	43
First Citizens BancShares Inc/NC, Cl A	1,691	894
First Commonwealth Financial Corp	22,901	221
First Community Bankshares Inc	4,442	94
First Financial Bancorp	23,033	370
First Financial Bankshares Inc	30,012	1,003
First Financial Corp/IN	4,012	152
First Foundation Inc	10,600	188
First Guaranty Bancshares Inc	1,200	20
First Hawaiian Inc	30,600	671
First Horizon Corp	129,325	1,580
First Internet Bancorp	1,100	28
First Interstate BancSystem Inc, Cl A	12,391	471
First Merchants Corp	14,018	467
First Mid Bancshares Inc	2,100	63
First Midwest Bancorp Inc/IL	27,242	381
First Northwest Bancorp	3,500	53
First of Long Island Corp/The	4,995	84
FirstCash Inc	9,620	618

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flagstar Bancorp Inc	12,500	$438
Flushing Financial Corp	6,070	86
FNB Corp/PA	76,989	680
FNCB Bancorp Inc	4,100	28
Focus Financial Partners Inc, Cl A *	6,500	257
Franklin Financial Services Corp	1,000	28
FS Bancorp Inc	1,300	70
Fulton Financial Corp	38,112	470
FVCBankcorp Inc *	5,300	69
GAMCO Investors Inc, Cl A	1,931	28
Genworth Financial Inc, Cl A *	124,800	567
German American Bancorp Inc	7,066	226
Glacier Bancorp Inc	23,580	961
GoHealth, Cl A *(A)	15,000	158
Goosehead Insurance Inc, Cl A	3,100	382
Granite Point Mortgage Trust Inc	10,941	101
Great Ajax Corp	3,002	30
Great Southern Bancorp Inc	2,499	115
Great Western Bancorp Inc	14,800	243
Green Dot Corp, Cl A *	12,455	667
Greene County Bancorp Inc	800	20
Greenhill & Co Inc	2,071	27
Greenlight Capital Re Ltd, Cl A *	6,409	49
Guaranty Bancshares Inc/TX	3,000	86
GWG Holdings Inc *	400	3
Hamilton Lane Inc, Cl A	8,500	594
Hancock Whitney Corp	20,614	579
Hanmi Financial Corp	5,678	55
Hanover Insurance Group Inc/The	9,417	1,058
HarborOne Bancorp Inc	7,720	76
Hawthorn Bancshares Inc	1,456	32
HBT Financial Inc	2,200	31
HCI Group Inc (A)	1,115	58
Heartland Financial USA Inc	7,775	303
Heritage Commerce Corp	17,800	150
Heritage Financial Corp/WA	8,071	188
Heritage Insurance Holdings Inc	3,800	39
Hilltop Holdings Inc	18,000	434
Hingham Institution For Savings The	300	66
Home Bancorp Inc	1,200	34
Home BancShares Inc/AR	39,032	723
HomeStreet Inc	4,372	141
HomeTrust Bancshares Inc	4,102	70
Hope Bancorp Inc	26,995	256
Horace Mann Educators Corp	9,814	392
Horizon Bancorp Inc/IN	11,625	166
Houlihan Lokey Inc, Cl A	13,800	894
Howard Bancorp Inc *	2,500	31
Independence Holding Co	1,700	67
Independent Bank Corp	7,786	527
Independent Bank Corp/MI	5,400	92
Independent Bank Group Inc	8,402	471

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Interactive Brokers Group Inc, Cl A	17,727	$935
International Bancshares Corp	14,350	465
International Seaways Inc	5,366	91
Invesco Mortgage Capital Inc (A)	55,095	183
Investar Holding Corp	1,700	28
Investors Bancorp Inc (A)	51,843	502
Investors Title Co	400	68
James River Group Holdings Ltd	7,200	328
Jefferies Financial Group Inc	53,800	1,223
Kearny Financial Corp/MD	17,129	169
Kemper Corp	14,573	1,092
Kinsale Capital Group Inc	5,600	1,345
KKR & Co Inc	131,500	4,988
KKR Real Estate Finance Trust Inc	5,800	106
Ladder Capital Corp, Cl A ‡	25,162	229
Lakeland Bancorp Inc	14,893	179
Lakeland Financial Corp	5,757	292
Lazard Ltd, Cl A (B)	24,131	901
LCNB Corp	2,500	37
Lemonade *(A)	4,400	305
LendingClub Corp *	17,800	142
LendingTree Inc *	2,700	690
Level One Bancorp Inc	1,200	23
Live Oak Bancshares Inc	6,500	267
LPL Financial Holdings Inc	20,562	1,866
Luther Burbank Corp	4,422	43
Macatawa Bank Corp	5,200	40
Mackinac Financial Corp	2,200	27
MainStreet Bancshares Inc *	1,700	28
Markel Corp *	3,273	3,187
Marlin Business Services Corp	1,822	19
MBIA Inc *	21,782	139
Mercantile Bank Corp	3,557	88
Merchants Bancorp/IN	3,100	83
Mercury General Corp	6,578	293
Meridian Bancorp Inc	12,127	165
Meta Financial Group Inc	9,100	301
Metrocity Bankshares Inc (A)	3,800	53
Metropolitan Bank Holding Corp *	1,300	43
MFA Financial Inc ‡	112,497	416
MGIC Investment Corp	80,618	964
Mid Penn Bancorp Inc	2,400	56
Midland States Bancorp Inc	5,600	95
MidWestOne Financial Group Inc	2,369	55
MMA Capital Holdings Inc *	1,200	30
Moelis & Co, Cl A	14,800	581
Morningstar Inc	5,420	1,085
Mr Cooper Group Inc *	22,071	588
MVB Financial Corp	3,200	64
National Bank Holdings Corp, Cl A	7,500	241
National Bankshares Inc	1,036	31
National General Holdings Corp	18,000	613

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Western Life Group Inc, Cl A	510	$95
Navient Corp	48,100	451
NBT Bancorp Inc	10,108	303
Nelnet Inc, Cl A	4,531	308
New Residential Investment Corp ‡	98,950	916
New York Community Bancorp Inc	103,339	1,001
New York Mortgage Trust Inc ‡	90,238	317
NI Holdings Inc *	2,300	39
Nicolet Bankshares Inc *	2,000	133
NMI Holdings Inc, Cl A *	23,700	519
Northeast Bank	2,600	57
Northfield Bancorp Inc	8,705	97
Northrim BanCorp Inc	1,300	41
Northwest Bancshares Inc	25,179	298
Norwood Financial Corp	2,000	54
Oak Valley Bancorp	1,600	29
OceanFirst Financial Corp	12,468	197
OFG Bancorp	10,925	183
Ohio Valley Banc Corp	1,000	23
Old National Bancorp/IN	38,894	616
Old Republic International Corp	75,344	1,350
Old Second Bancorp Inc	8,600	83
OneMain Holdings Inc, Cl A	16,100	628
OP Bancorp	3,200	23
Oportun Financial Corp *	1,700	29
Oppenheimer Holdings Inc, Cl A	2,164	64
Orchid Island Capital Inc, Cl A ‡(A)	20,900	112
Origin Bancorp Inc	6,200	159
Orrstown Financial Services Inc	3,700	60
Pacific Premier Bancorp Inc	20,636	595
PacWest Bancorp	27,912	649
Palomar Holdings Inc, Cl A *	5,600	370
Park National Corp (A)	3,905	395
Parke Bancorp Inc	1,636	24
PCB Bancorp	4,600	50
PCSB Financial Corp	4,700	72
PDL Community Bancorp *	2,000	22
Peapack-Gladstone Financial Corp	6,154	135
Penns Woods Bancorp Inc	978	25
PennyMac Financial Services Inc	11,000	634
PennyMac Mortgage Investment Trust ‡	22,663	388
Peoples Bancorp Inc/OH	3,010	75
Peoples Bancorp of North Carolina Inc	1,100	27
Peoples Financial Services Corp	900	34
Pinnacle Financial Partners Inc	17,627	955
Pioneer Bancorp *	2,700	28
Piper Sandler Cos	3,977	367
PJT Partners Inc	6,000	416
Popular Inc	20,756	1,007
PRA Group Inc *	11,858	494
Preferred Bank/Los Angeles CA	3,037	112
Premier Financial Bancorp Inc	625	8

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Premier Financial Corp	8,976	$186
Primerica Inc	9,429	1,228
ProAssurance Corp	15,225	242
PROG Holdings Inc	17,916	1,127
ProSight Global Inc *	2,100	27
Prosperity Bancshares Inc	23,635	1,485
Protective Insurance Corp	1,481	21
Provident Bancorp Inc	2,100	21
Provident Financial Holdings Inc	1,400	20
Provident Financial Services Inc	20,378	319
Prudential Bancorp Inc	2,100	27
Pzena Investment Management Inc, Cl A	6,300	42
QCR Holdings Inc	4,800	167
Radian Group Inc	45,548	860
RBB Bancorp	2,600	39
Ready Capital Corp	6,294	81
Red River Bancshares Inc	1,200	60
Redwood Trust Inc ‡	27,405	237
Regional Management Corp	2,800	75
Reinsurance Group of America Inc, Cl A	16,416	1,892
Reliant Bancorp Inc	1,900	34
RenaissanceRe Holdings Ltd	13,106	2,158
Renasant Corp	13,160	406
Republic Bancorp Inc/KY, Cl A	1,298	46
Republic First Bancorp Inc *	9,800	31
Richmond Mutual BanCorp Inc	4,500	56
Riverview Bancorp Inc	5,100	27
RLI Corp (A)	9,182	879
Rocket, Cl A *(A)	26,600	551
S&T Bancorp Inc	8,332	187
Safeguard Scientifics Inc	3,396	22
Safety Insurance Group Inc	4,031	287
Sandy Spring Bancorp Inc	13,510	398
Santander Consumer USA Holdings Inc (A)	18,000	398
Sculptor Capital Management Inc, Cl A	5,700	80
Seacoast Banking Corp of Florida *	12,398	313
SEI Investments Co.†	30,319	1,599
Select Bancorp Inc *	5,700	52
Selective Insurance Group Inc	13,584	840
Selectquote *	10,500	225
ServisFirst Bancshares Inc	12,700	480
Shore Bancshares Inc	3,000	42
Siebert Financial Corp *	1,800	6
Sierra Bancorp	2,978	66
Signature Bank/New York NY	13,770	1,545
Silvercrest Asset Management Group Inc, Cl A	2,100	28
Silvergate Capital Corp, Cl A *	800	28
Simmons First National Corp, Cl A	26,748	522
SLM Corp	89,400	949
SmartFinancial Inc	2,200	39
South Plains Financial Inc	2,400	42

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
South State Corp	16,836	$1,119
Southern First Bancshares Inc *	1,491	48
Southern Missouri Bancorp Inc	1,900	57
Southern National Bancorp of Virginia Inc	6,000	66
Southside Bancshares Inc	8,762	258
Spirit of Texas Bancshares Inc	4,600	72
Starwood Property Trust Inc ‡	72,680	1,304
State Auto Financial Corp	3,690	55
Sterling Bancorp	4,000	16
Sterling Bancorp/DE	46,315	740
Stewart Information Services Corp	6,841	286
Stifel Financial Corp	15,582	1,080
Stock Yards Bancorp Inc	4,702	187
StoneX Group *	3,268	201
Sturm Ruger & Co Inc	3,542	217
Summit Financial Group Inc	1,700	36
Synovus Financial Corp	36,392	1,149
TCF Financial Corp	37,180	1,249
Territorial Bancorp Inc	773	17
Texas Capital Bancshares Inc *	12,723	711
TFS Financial Corp	12,343	212
Third Point Reinsurance Ltd *	17,500	167
Timberland Bancorp Inc/WA	2,400	57
Tiptree Inc	9,700	49
Tompkins Financial Corp	3,905	248
Towne Bank/Portsmouth VA	15,967	347
TPG RE Finance Trust Inc	14,400	149
Tradeweb Markets Inc, Cl A	22,200	1,324
TriCo Bancshares	6,909	226
TriState Capital Holdings Inc *	6,500	97
Triumph Bancorp Inc *	4,500	205
Trupanion Inc *	8,300	841
TrustCo Bank Corp NY	21,626	131
Trustmark Corp	14,939	371
Two Harbors Investment Corp ‡	64,742	404
UMB Financial Corp	10,245	697
Umpqua Holdings Corp	52,531	730
United Bankshares Inc/WV	29,856	874
United Community Banks Inc/GA	17,474	418
United Fire Group Inc	6,771	148
United Insurance Holdings Corp	1,900	8
United Security Bancshares/Fresno CA	3,200	23
Unity Bancorp Inc	2,800	49
Universal Insurance Holdings Inc	9,000	126
Univest Financial Corp	8,915	163
Valley National Bancorp	94,568	864
Value Line Inc	300	8
Veritex Holdings Inc	12,539	272
Virtu Financial Inc, Cl A	14,400	328
Virtus Investment Partners Inc	2,200	394
Voya Financial Inc	29,900	1,723
Waddell & Reed Financial Inc, Cl A (A)	16,402	270

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walker & Dunlop Inc	7,523	$602
Washington Federal Inc	17,936	419
Washington Trust Bancorp Inc	3,870	152
Waterstone Financial Inc	4,000	70
Watford Holdings Ltd *	5,900	205
Webster Financial Corp	22,551	853
WesBanco Inc	16,609	476
West BanCorp Inc	3,785	73
Westamerica BanCorp	6,155	339
Western Alliance Bancorp	23,161	1,187
Western Asset Mortgage Capital Corp ‡	18,144	56
Western New England Bancorp Inc	5,000	33
Westwood Holdings Group Inc	1,828	22
White Mountains Insurance Group Ltd	762	732
Wintrust Financial Corp	13,649	744
WisdomTree Investments Inc	34,575	148
World Acceptance Corp *	1,676	189
WSFS Financial Corp	12,143	463

		185,111

Health Care — 15.0%
10X Genomics Inc, Cl A *	13,700	2,098
1Life Healthcare Inc *	21,700	713
89bio Inc *	700	19
Abeona Therapeutics Inc *	7,000	11
Acadia Healthcare Co Inc *	20,587	874
ACADIA Pharmaceuticals Inc *	26,000	1,473
Accelerate Diagnostics Inc *	4,900	38
Acceleron Pharma Inc *	13,600	1,606
Accolade *(A)	4,600	239
Accuray Inc *(A)	14,863	66
Acutus Medical *	4,100	117
AdaptHealth Corp, Cl A *	8,700	260
Adaptive Biotechnologies Corp *	20,500	989
Addus HomeCare Corp *	3,600	357
ADMA Biologics Inc *(A)	15,400	31
Adverum Biotechnologies Inc *	17,400	236
Aeglea BioTherapeutics Inc, Cl Savings Shares *	9,300	80
Aerie Pharmaceuticals Inc *	11,900	148
Affimed NV *	19,500	104
Agenus Inc *	33,000	122
Agile Therapeutics *	16,200	46
Agios Pharmaceuticals Inc *	15,600	723
Akebia Therapeutics Inc *	30,985	103
Akero Therapeutics Inc *	3,000	86
Akouos *(A)	6,000	124
Albireo Pharma Inc *	4,800	179
Alector Inc *	11,000	144
Alkermes PLC *	37,653	688
Allakos Inc *(A)	5,800	621
Allogene Therapeutics Inc *	15,100	469
Allovir *(A)	6,800	269

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allscripts Healthcare Solutions Inc *	37,453	$512
Alnylam Pharmaceuticals Inc *	27,989	3,636
Alphatec Holdings Inc *	12,300	129
ALX Oncology Holdings *	1,200	92
Amedisys Inc *	7,771	1,902
American Renal Associates Holdings Inc *	1,700	19
Amicus Therapeutics Inc *	60,300	1,380
AMN Healthcare Services Inc *	10,909	711
Amneal Pharmaceuticals Inc *	23,588	93
Amphastar Pharmaceuticals Inc *	7,300	130
AnaptysBio Inc *	4,800	124
Anavex Life Sciences Corp *	10,300	55
AngioDynamics Inc *	7,370	105
ANI Pharmaceuticals Inc *	2,500	74
Anika Therapeutics Inc *	3,070	116
Annexon *	6,200	150
Antares Pharma Inc *	60,900	190
Apellis Pharmaceuticals Inc *	16,300	768
Apollo Medical Holdings Inc *	8,300	151
Applied Molecular Transport *(A)	4,900	152
Applied Therapeutics Inc *	3,200	74
Aprea Therapeutics Inc *	1,600	40
Apyx Medical Corp *	14,200	109
Aravive Inc *	2,900	17
Arcturus Therapeutics Holdings Inc *	3,100	284
Arcus Biosciences Inc *	13,200	359
Arcutis Biotherapeutics Inc *	2,500	68
Ardelyx Inc *	16,000	101
Arena Pharmaceuticals Inc *	14,565	959
Arrowhead Pharmaceuticals Inc *(A)	24,000	1,501
Arvinas Inc *	7,000	169
Aspira Women’s Health *(A)	11,200	54
Assembly Biosciences Inc *	8,400	48
Atara Biotherapeutics Inc *(A)	21,800	506
Athenex Inc *(A)	14,700	200
Athersys Inc *(A)	50,000	93
Atreca Inc, Cl A *	7,200	112
AtriCure Inc *	12,320	536
Atrion Corp	330	198
Avalon GloboCare Corp *(A)	5,200	7
Avanos Medical Inc *	12,200	517
Avantor Inc *	125,200	3,415
Avid Bioservices Inc *	18,600	170
Avidity Biosciences Inc *	5,900	177
Avrobio Inc *	7,400	102
Axcella Health Inc *	1,900	11
Axogen Inc *	6,100	87
Axonics Modulation Technologies Inc *(A)	7,200	316
Axsome Therapeutics Inc *(A)	6,500	471
Beam Therapeutics Inc *(A)	7,000	350
Berkeley Lights *	3,300	273
Beyondspring Inc *	4,400	49

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BioCryst Pharmaceuticals Inc *(A)	52,000	$266
BioDelivery Sciences International Inc *	35,600	135
Biohaven Pharmaceutical Holding Co Ltd *	11,200	996
BioLife Solutions Inc *	1,700	61
BioMarin Pharmaceutical Inc *	44,346	3,490
BioSig Technologies Inc *(A)	3,800	18
BioSpecifics Technologies Corp *	1,400	124
Bio-Techne Corp	9,325	2,828
BioTelemetry Inc *(A)	8,000	443
Bioxcel Therapeutics Inc *	2,500	110
Black Diamond Therapeutics Inc *	2,900	97
Bluebird Bio Inc *	18,100	798
Blueprint Medicines Corp *	13,700	1,481
BrainStorm Cell Therapeutics *(A)	6,300	35
Bridgebio Pharma *(A)	18,200	914
Brookdale Senior Living Inc, Cl A *	60,509	257
Bruker Corp	24,532	1,242
Cabaletta Bio Inc *	1,600	24
Calithera Biosciences Inc *	22,500	110
Calyxt Inc *(A)	2,200	8
Cantel Medical Corp	8,877	528
Cara Therapeutics Inc *	9,400	138
Cardiovascular Systems Inc *	11,725	404
CareDx Inc *	10,600	606
CASI Pharmaceuticals Inc *	9,300	23
Castle Biosciences Inc *	4,000	190
Catalyst Pharmaceuticals Inc *	23,400	86
Cellular Biomedicine Group Inc *	4,200	77
CEL-SCI Corp *(A)	9,900	124
Cerecor Inc *	5,300	13
Cerus Corp *	38,497	256
Change Healthcare Inc *	56,200	963
Charles River Laboratories International Inc *	11,806	2,769
Checkpoint Therapeutics Inc *	5,900	14
Chemed Corp	4,045	1,935
ChemoCentryx Inc *	13,500	745
Chiasma Inc *	11,600	50
Chimerix Inc *	7,900	30
Chinook Therapeutics *	1,560	22
ChromaDex Corp *	9,900	49
Clovis Oncology Inc *	17,166	84
Codexis Inc *	11,400	211
Co-Diagnostics Inc *(A)	6,200	73
Coherus Biosciences Inc *	14,800	273
Collegium Pharmaceutical Inc *	6,400	118
Community Health Systems Inc *	21,729	178
Concert Pharmaceuticals Inc *	3,900	44
CONMED Corp	6,608	673
Constellation Pharmaceuticals Inc *	6,400	162
Corbus Pharmaceuticals Holdings Inc *(A)	15,800	19
Corcept Therapeutics Inc *(A)	25,200	571

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CorMedix Inc *	8,600	$77
Cortexyme Inc *	3,700	180
CorVel Corp *	2,334	209
Covetrus Inc *	26,700	721
Crinetics Pharmaceuticals Inc *	6,400	86
Cross Country Healthcare Inc *	9,179	80
CryoLife Inc *	8,545	178
Cue Biopharma Inc *	6,900	97
Cutera Inc *	2,900	73
Cyclerion Therapeutics Inc *	2,425	7
Cymabay Therapeutics Inc *	11,300	85
Cytokinetics Inc *	15,800	265
CytomX Therapeutics Inc *	15,800	119
CytoSorbents Corp *	5,500	46
Deciphera Pharmaceuticals Inc *	8,900	550
Denali Therapeutics Inc *	14,500	884
Dicerna Pharmaceuticals Inc *	15,500	392
Durect Corp *	47,000	87
Dyadic International *	4,600	27
Dynavax Technologies Corp, Cl A *(A)	21,289	108
Eagle Pharmaceuticals Inc/DE *	2,700	123
Editas Medicine Inc *(A)	17,500	535
Eidos Therapeutics Inc *	3,100	285
Eiger BioPharmaceuticals Inc *	5,600	51
Elanco Animal Health Inc *	99,200	3,035
Eloxx Pharmaceuticals Inc *	4,100	12
Emergent BioSolutions Inc *	11,784	965
Enanta Pharmaceuticals Inc *	4,700	194
Encompass Health Corp	23,441	1,889
Endo International PLC *	64,300	327
Enochian Biosciences Inc *(A)	3,300	10
Ensign Group Inc/The	12,936	930
Envista Holdings Corp *	37,400	1,112
Enzo Biochem Inc *	10,000	22
Epizyme Inc *	19,800	272
Esperion Therapeutics Inc *(A)	6,200	176
Evelo Biosciences Inc *	3,300	17
Evofem Biosciences Inc *	7,034	16
Evolent Health Inc, Cl A *	23,000	334
Evolus Inc *	4,600	17
Exact Sciences Corp *	37,180	4,501
Exagen Inc *	800	12
Exelixis Inc *	79,000	1,514
Fate Therapeutics Inc *(A)	16,300	953
Fennec Pharmaceuticals *	5,100	40
FibroGen Inc *	22,400	925
Five Prime Therapeutics Inc *	5,300	100
Flexion Therapeutics Inc *	6,800	73
Fluidigm Corp *	18,053	113
Forma Therapeutics Holdings *	5,300	232
Fortress Biotech *(A)	32,300	89
Frequency Therapeutics Inc *(A)	6,700	192

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fulcrum Therapeutics Inc *	1,100	$13
Fulgent Genetics Inc *(A)	2,900	130
G1 Therapeutics Inc *(A)	8,400	153
Galectin Therapeutics Inc *(A)	9,600	25
Galera Therapeutics Inc *	400	4
Generation Bio *	5,000	241
GenMark Diagnostics Inc *	16,100	215
Geron Corp *(A)	103,570	193
Glaukos Corp *(A)	10,049	678
Global Blood Therapeutics Inc *(A)	15,001	689
Globus Medical Inc, Cl A *	17,400	1,045
GlycoMimetics Inc *	6,500	24
Gossamer Bio Inc *	10,600	94
Gritstone Oncology Inc *(A)	9,800	30
Guardant Health Inc *	20,200	2,447
Haemonetics Corp *	13,247	1,495
Halozyme Therapeutics Inc *	32,458	1,269
Hanger Inc *	10,000	227
Harpoon Therapeutics Inc *	1,800	27
Health Catalyst Inc *(A)	10,000	357
HealthEquity Inc *	18,100	1,298
HealthStream Inc *	5,964	111
Heron Therapeutics Inc *	20,900	362
Heska Corp *	1,500	188
Hill-Rom Holdings Inc	17,501	1,660
HMS Holdings Corp *	20,731	651
Homology Medicines Inc *	9,200	91
Hookipa Pharma Inc *	2,400	28
Horizon Therapeutics PLC *	47,300	3,331
iCAD Inc *	4,800	48
ICU Medical Inc *	5,327	1,005
IGM Biosciences Inc *	1,200	80
IMARA *(A)	1,200	31
ImmunoGen Inc *	55,252	301
Immunovant Inc *	10,200	502
Inari Medical *	2,700	187
InfuSystem Holdings Inc *	3,400	54
Innoviva Inc *	14,009	146
Inogen Inc *	4,900	172
Inovalon Holdings Inc, Cl A *	18,000	336
Inovio Pharmaceuticals Inc *(A)	42,500	519
Insmed Inc *	27,100	1,057
Inspire Medical Systems Inc *	6,100	1,133
Insulet Corp *	16,121	4,155
Integer Holdings Corp *	8,530	615
Integra LifeSciences Holdings Corp *	16,604	909
Intellia Therapeutics Inc *(A)	10,300	405
Intercept Pharmaceuticals Inc *(A)	5,876	209
Intersect ENT Inc *	9,600	184
Intra-Cellular Therapies Inc, Cl A *	18,300	433
IntriCon Corp *	1,200	21
Invacare Corp	6,889	59

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Invitae Corp *(A)	30,400	$1,509
Ionis Pharmaceuticals Inc *	34,094	1,723
Iovance Biotherapeutics Inc *	33,900	1,316
iRadimed Corp *	1,100	27
iRhythm Technologies Inc *	7,100	1,736
Ironwood Pharmaceuticals Inc, Cl A *	44,054	508
iTeos Therapeutics *	4,600	123
IVERIC bio *	10,700	73
Jazz Pharmaceuticals PLC *	14,100	1,984
Joint Corp/The *	5,500	138
Jounce Therapeutics Inc *	1,600	11
Kadmon Holdings Inc *	38,300	167
Kala Pharmaceuticals Inc *(A)	9,400	70
Kaleido Biosciences Inc *(A)	2,700	21
KalVista Pharmaceuticals Inc *	4,700	88
Karuna Therapeutics Inc *(A)	3,700	369
Karyopharm Therapeutics Inc *	16,200	275
Keros Therapeutics *	1,700	129
Kezar Life Sciences Inc *	4,800	32
Kindred Biosciences Inc *	4,400	17
Kiniksa Pharmaceuticals Ltd, Cl A *	3,400	63
Kodiak Sciences Inc *(A)	7,800	1,066
Krystal Biotech Inc *	3,100	170
Kura Oncology Inc *	11,800	428
La Jolla Pharmaceutical Co *	3,000	15
Lannett Co Inc *	5,200	32
Lantheus Holdings Inc *	16,800	221
LeMaitre Vascular Inc (A)	3,200	126
LENSAR	3,558	31
Lexicon Pharmaceuticals Inc *(A)	9,305	14
LHC Group Inc *	7,947	1,560
Ligand Pharmaceuticals Inc *(A)	3,928	331
Liquidia Technologies Inc *(A)	3,200	9
LivaNova PLC *	12,000	634
LogicBio Therapeutics Inc *	2,000	14
Luminex Corp	10,255	243
MacroGenics Inc *	12,600	291
Madrigal Pharmaceuticals Inc *	1,900	222
Magellan Health Inc *	5,740	454
Magenta Therapeutics Inc *	7,300	52
MannKind Corp *	50,700	151
Marinus Pharmaceuticals Inc *(A)	5,050	80
Marker Therapeutics Inc *	11,600	20
Masimo Corp *	11,793	3,001
MediciNova Inc *(A)	5,900	35
MEDNAX Inc *	21,156	427
Medpace Holdings Inc *	6,500	834
MEI Pharma Inc *	16,900	49
MeiraGTx Holdings PLC *	4,500	64
Meridian Bioscience Inc *	10,041	190
Merit Medical Systems Inc *	12,875	709
Mersana Therapeutics Inc *	15,600	398

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mesa Laboratories Inc (A)	1,400	$380
Minerva Neurosciences Inc *	3,700	14
Mirati Therapeutics Inc *	9,800	2,331
Mirum Pharmaceuticals Inc *	600	14
Misonix Inc *	1,900	27
Moderna Inc *(A)	71,200	10,875
Molecular Templates Inc *	6,300	56
Molina Healthcare Inc *	14,736	3,008
Morphic Holding Inc *	3,300	104
Mustang Bio Inc *	6,700	25
Myriad Genetics Inc *	16,326	286
NanoString Technologies Inc *	8,500	422
NantKwest Inc *(A)	6,800	65
Natera Inc *	16,500	1,456
National HealthCare Corp	2,994	186
National Research Corp, Cl A	3,212	165
Natus Medical Inc *	10,158	213
Nektar Therapeutics, Cl A *	48,000	787
Neogen Corp *	14,306	1,062
NeoGenomics Inc *	26,000	1,237
Neoleukin Therapeutics Inc *	7,000	89
Neurocrine Biosciences Inc *	22,600	2,146
Nevro Corp *	8,800	1,419
NextCure Inc *	3,400	34
NextGen Healthcare Inc *	11,815	210
NGM Biopharmaceuticals Inc *	5,800	137
Nkarta *	5,800	193
Novavax Inc *(A)	15,962	2,227
Novocure Ltd *	24,400	3,066
Nurix Therapeutics *(A)	4,700	200
NuVasive Inc *	12,178	564
Oak Street Health Inc *(A)	5,700	269
Ocular Therapeutix Inc *	18,400	322
Odonate Therapeutics Inc *	3,000	45
Omeros Corp *(A)	16,700	194
Omnicell Inc *	10,112	1,060
Oncocyte Corp *	5,200	10
Ontrak Inc *	1,700	84
OPKO Health Inc *(A)	93,184	432
OptimizeRx Corp *	5,900	156
Optinose Inc *	3,100	13
Option Care Health Inc *	16,227	256
OraSure Technologies Inc *	19,939	239
Organogenesis Holdings Inc, Cl A *	2,600	13
ORIC Pharmaceuticals *	2,100	71
Orthofix Medical Inc *	3,940	145
OrthoPediatrics Corp *	2,800	128
Osmotica Pharmaceuticals PLC *	1,900	12
Ovid therapeutics *	10,200	70
Owens & Minor Inc	14,139	364
Oyster Point Pharma Inc *	1,400	31
Pacific Biosciences of California Inc *	37,100	587

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pacira BioSciences Inc *(A)	10,545	$639
Paratek Pharmaceuticals Inc *	3,300	20
Passage Bio *	3,200	66
Patterson Cos Inc (A)	19,700	547
PDL BioPharma Inc *	46,900	119
Pennant Group Inc/The *	6,468	328
Penumbra Inc *(A)	8,600	1,908
Personalis Inc *	4,700	129
PetIQ Inc, Cl A *	4,700	135
PhaseBio Pharmaceuticals Inc *(A)	3,300	13
Phathom Pharmaceuticals Inc *	2,600	111
Phibro Animal Health Corp, Cl A	3,700	70
Phreesia Inc *	8,900	393
Pieris Pharmaceuticals Inc *	12,800	37
Pliant Therapeutics *(A)	4,700	129
PPD Inc *	37,300	1,306
PRA Health Sciences Inc *	16,500	1,851
Precigen Inc *(A)	11,400	90
Precision BioSciences Inc *	8,600	107
Premier Inc, Cl A	14,100	499
Prestige Consumer Healthcare Inc *	11,979	426
Prevail Therapeutics Inc *	1,800	19
Progyny Inc *	6,300	224
Protagonist Therapeutics Inc *	7,400	179
Prothena Corp PLC *	7,600	86
Provention Bio *	10,100	151
Providence Service Corp/The *	2,458	334
PTC Therapeutics Inc *	15,600	976
Pulse Biosciences Inc *(A)	2,289	34
Puma Biotechnology Inc *	6,700	75
QIAGEN NV *	56,183	2,711
Quanterix Corp *	6,300	272
Quidel Corp *	9,212	1,797
Quotient *	14,400	100
R1 RCM Inc *	24,700	501
Radius Health Inc *	11,400	180
RadNet Inc *	11,000	205
RAPT Therapeutics *	2,600	56
Reata Pharmaceuticals Inc, Cl A *(A)	5,700	871
Recro Pharma Inc *	8,300	20
REGENXBIO Inc *	9,300	324
Relay Therapeutics *(A)	9,500	506
Relmada Therapeutics Inc *	3,300	117
Repligen Corp *	12,722	2,413
Replimune Group Inc *	4,100	212
Repro-Med Systems Inc *	5,800	26
Revance Therapeutics Inc *	17,500	422
REVOLUTION Medicines Inc *	11,700	510
Rhythm Pharmaceuticals Inc *	7,500	232
Rigel Pharmaceuticals Inc *	37,059	112
Rocket Pharmaceuticals Inc *	9,800	303
Rockwell Medical Inc *	10,000	11

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Royalty Pharma, Cl A	22,900	$976
Rubius Therapeutics Inc *(A)	4,600	29
Sage Therapeutics Inc *	13,900	1,030
Sangamo Therapeutics Inc *(A)	28,370	283
Sarepta Therapeutics Inc *	18,400	2,592
Satsuma Pharmaceuticals Inc *	1,100	5
Savara Inc *	4,800	6
Scholar Rock Holding Corp *	5,200	259
Schrodinger Inc/United States *	8,400	584
Seagen Inc *	30,000	5,109
SeaSpine Holdings Corp *	3,900	55
Select Medical Holdings Corp *	24,765	597
Selecta Biosciences Inc *(A)	16,100	54
Seres Therapeutics Inc *	12,900	356
Shockwave Medical Inc *(A)	8,000	783
SI-BONE Inc *	5,900	137
Sientra Inc *(A)	4,500	23
SIGA Technologies Inc *	10,000	69
Silk Road Medical Inc *(A)	7,600	436
Simulations Plus Inc	3,900	218
Solid Biosciences Inc *	1,700	6
Soliton Inc *	1,300	12
Sorrento Therapeutics Inc *(A)	62,400	512
Spectrum Pharmaceuticals Inc *	45,379	214
Spero Therapeutics Inc *	3,110	52
SpringWorks Therapeutics Inc *	5,000	327
STAAR Surgical Co *	10,678	761
Stereotaxis Inc *	10,500	45
Stoke Therapeutics Inc *	3,000	156
Strongbridge Biopharma PLC *	8,700	24
Supernus Pharmaceuticals Inc *	10,600	226
Surgalign Holdings *	6,918	16
Surgery Partners Inc *	3,500	86
Surmodics Inc *	2,444	92
Sutro Biopharma Inc *	2,600	44
Syndax Pharmaceuticals Inc *	6,400	148
Syneos Health Inc, Cl A *	16,100	1,060
Syros Pharmaceuticals Inc *	12,700	104
Tabula Rasa HealthCare Inc *(A)	5,000	172
Tactile Systems Technology Inc *	4,900	211
Tandem Diabetes Care Inc *	15,500	1,455
TCR2 Therapeutics Inc *	3,900	106
Teladoc Health Inc *(A)	25,424	5,054
Tenet Healthcare Corp *	24,200	761
TG Therapeutics Inc *(A)	30,200	886
TherapeuticsMD Inc *(A)	50,700	68
Theravance Biopharma Inc *(A)	12,845	213
Tivity Health Inc *(A)	9,768	180
Translate Bio Inc *(A)	21,100	469
TransMedics Group Inc *	9,600	143
Travere Therapeutics Inc *	8,900	204
Tricida Inc *	5,700	42

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Triple-S Management Corp, Cl B *	5,850	$131
Turning Point Therapeutics Inc *	9,300	990
Twist Bioscience Corp *	7,500	838
Tyme Technologies Inc *(A)	58,300	61
Ultragenyx Pharmaceutical Inc *	14,200	1,683
United Therapeutics Corp *	11,464	1,521
UNITY Biotechnology Inc *(A)	5,800	35
UroGen Pharma Ltd *(A)	5,300	110
US Physical Therapy Inc	2,726	290
Utah Medical Products Inc	1,300	112
Vanda Pharmaceuticals Inc *	15,600	190
Vapotherm Inc *	4,900	123
Varex Imaging Corp *	11,900	199
Vaxart *(A)	9,900	79
Vaxcyte *	5,800	186
VBI Vaccines Inc *	36,900	126
Veeva Systems Inc, Cl A *	32,900	9,109
Veracyte Inc *	12,600	687
Verastem Inc *(A)	38,800	78
Vericel Corp *	11,200	286
Verrica Pharmaceuticals Inc *(A)	4,500	41
Viela Bio Inc *	4,700	180
Viemed Healthcare Inc *	8,200	80
ViewRay Inc *(A)	47,200	181
Viking Therapeutics Inc *(A)	21,500	138
Vir Biotechnology Inc *(A)	15,200	485
Voyager Therapeutics Inc *	6,900	57
VYNE Therapeutics *(A)	25,400	43
WaVe Life Sciences Ltd *	4,000	35
X4 Pharmaceuticals Inc *	4,100	27
XBiotech Inc *(A)	4,339	83
Xencor Inc *	13,500	571
Xeris Pharmaceuticals Inc *	7,900	34
Y-mAbs Therapeutics Inc *	6,400	326
Zentalis Pharmaceuticals *	2,500	127
ZIOPHARM Oncology Inc *(A)	64,346	180
Zogenix Inc *	13,200	283
Zynex Inc *(A)	3,800	53

		242,593

Industrials — 12.1%
AAON Inc	10,850	707
AAR Corp	7,429	211
ABM Industries Inc	17,055	657
Acacia Research Corp *	8,749	32
ACCO Brands Corp	22,029	169
Acuity Brands Inc	9,300	1,104
ADT Inc	45,100	350
Advanced Drainage Systems Inc	14,900	1,039
AECOM *	36,448	1,891
Aegion Corp, Cl A *	8,903	153
Aerojet Rocketdyne Holdings Inc *	17,379	650
AeroVironment Inc *	5,125	438

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AGCO Corp	16,323	$1,510
Air Lease Corp, Cl A	25,331	926
Air Transport Services Group Inc *	14,036	431
Alamo Group Inc	2,135	290
Albany International Corp, Cl A	6,898	473
Allegiant Travel Co, Cl A	3,350	570
Allied Motion Technologies Inc	1,300	53
Allison Transmission Holdings Inc, Cl A	26,476	1,087
Alpha Pro Tech Ltd *(A)	6,700	85
Altra Industrial Motion Corp	15,289	868
AMERCO	2,200	911
Ameresco Inc, Cl A *	8,079	360
American Superconductor Corp *	7,200	143
American Woodmark Corp *	3,984	349
API Group *	33,200	515
Apogee Enterprises Inc	6,011	158
Applied Industrial Technologies Inc	8,861	695
ArcBest Corp	5,590	234
Arcosa Inc	12,613	654
Argan Inc	2,979	137
Armstrong World Industries Inc	11,377	877
ASGN Inc *	12,369	967
Astec Industries Inc	6,263	363
Astronics Corp *	3,874	44
Astronics Corp, Cl B *	2,395	27
Atkore International Group Inc *	11,500	448
Atlas Air Worldwide Holdings Inc *	7,269	406
Avis Budget Group Inc *(A)	13,960	491
Axon Enterprise Inc *	15,169	1,907
AZEK Co Inc/The, Cl A *	11,800	421
AZZ Inc	7,396	330
Barnes Group Inc	11,852	545
Barrett Business Services Inc	1,634	109
BG Staffing Inc	3,400	43
Bloom Energy Corp, Cl A *(A)	21,500	527
Blue Bird Corp *	4,392	72
BMC Stock Holdings Inc *	16,900	827
Brady Corp, Cl A	11,527	509
BrightView Holdings Inc *	15,000	205
Brink’s Co/The (A)	11,906	799
Builders FirstSource Inc *	28,170	1,054
BWX Technologies Inc	25,024	1,423
Caesarstone Ltd (A)	4,600	55
CAI International Inc	5,072	161
Carlisle Cos Inc	14,077	2,039
Casella Waste Systems Inc, Cl A *	10,991	661
CECO Environmental Corp *	5,647	42
Chart Industries Inc *	9,672	1,000
CIRCOR International Inc *	3,715	123
Clean Harbors Inc *	12,276	888
Colfax Corp *	24,689	891
Columbus McKinnon Corp/NY	5,065	191

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Comfort Systems USA Inc	9,691	$488
CompX International Inc	400	6
Concrete Pumping Holdings Inc *	3,900	15
Construction Partners Inc, Cl A *	4,200	110
Copa Holdings SA, Cl A	7,028	560
CoreLogic Inc/United States	18,983	1,471
Cornerstone Building Brands Inc *	6,048	53
Costamare Inc	18,000	129
CoStar Group Inc *	9,763	8,890
Covanta Holding Corp	27,058	336
Covenant Logistics Group Inc, Cl A *	3,300	61
CRA International Inc	2,105	97
Crane Co	11,629	809
CSW Industrials Inc	4,000	429
Cubic Corp	7,189	421
Curtiss-Wright Corp	9,778	1,127
Daseke Inc *	7,700	52
Donaldson Co Inc	33,246	1,770
Douglas Dynamics Inc	6,122	239
Ducommun Inc *	3,700	184
Dun & Bradstreet Holdings *	23,900	641
DXP Enterprises Inc/TX *	4,162	88
Dycom Industries Inc *	8,107	510
Eagle Bulk Shipping	1,314	24
Eastern Co/The	1,300	29
Echo Global Logistics Inc *	6,286	178
EMCOR Group Inc	13,587	1,171
Encore Wire Corp	4,403	227
Energy Recovery Inc *	10,200	109
Enerpac Tool Group Corp, Cl A	14,842	332
EnerSys	10,083	825
Ennis Inc	5,288	86
EnPro Industries Inc	4,868	345
ESCO Technologies Inc	6,077	601
EVI Industries Inc *(A)	1,100	37
Evoqua Water Technologies Corp *	25,700	671
Exponent Inc	12,572	1,044
Federal Signal Corp	15,647	486
Fluor Corp	31,200	539
Forrester Research Inc *	1,564	65
Forward Air Corp	7,418	542
Foundation Building Materials Inc *	5,300	102
Franklin Covey Co *	3,304	73
Franklin Electric Co Inc	11,781	796
FTI Consulting Inc *	8,768	921
FuelCell Energy *(A)	50,500	515
Gates Industrial Corp PLC *	8,400	108
GATX Corp (A)	8,252	658
Genco Shipping & Trading Ltd	3,700	28
Gencor Industries Inc *	2,200	27
Generac Holdings Inc *	14,945	3,222
General Finance Corp *	2,800	23

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gibraltar Industries Inc *	8,760	$573
GMS Inc *	12,500	390
Gorman-Rupp Co/The	4,077	134
GP Strategies Corp *	2,500	29
Graco Inc	41,405	2,805
GrafTech International Ltd	11,400	90
Graham Corp	796	13
Granite Construction Inc	12,634	311
Great Lakes Dredge & Dock Corp *	17,880	202
Greenbrier Cos Inc/The	7,123	238
Griffon Corp	9,137	190
H&E Equipment Services Inc	7,525	202
Harsco Corp *	20,828	353
Hawaiian Holdings Inc	12,480	253
HD Supply Holdings Inc *	39,100	2,181
Healthcare Services Group Inc	17,739	420
Heartland Express Inc	9,772	181
HEICO Corp	11,818	1,460
HEICO Corp, Cl A	18,582	2,058
Heidrick & Struggles International Inc	4,552	119
Helios Technologies Inc	6,577	324
Herc Holdings Inc *	5,667	325
Heritage-Crystal Clean Inc *	5,100	98
Herman Miller Inc	13,443	479
Hexcel Corp	19,898	985
Hillenbrand Inc	18,380	689
HNI Corp	11,249	410
Hub Group Inc, Cl A *	7,862	429
Hubbell Inc, Cl B	12,889	2,083
Hurco Cos Inc	1,235	37
Huron Consulting Group Inc *	5,411	238
Hyster-Yale Materials Handling Inc	2,002	110
IAA Inc *	32,829	1,967
ICF International Inc	4,768	345
IES Holdings Inc *	3,000	111
Insperity Inc	8,924	763
Insteel Industries Inc	2,941	68
Interface Inc, Cl A	14,045	117
ITT Inc	22,763	1,653
JELD-WEN Holding Inc *	17,800	431
JetBlue Airways Corp *	63,281	955
John Bean Technologies Corp	7,431	822
Kadant Inc	2,725	349
Kaman Corp	6,573	344
KAR Auction Services Inc	31,829	575
Kelly Services Inc, Cl A	6,795	139
Kennametal Inc	19,714	690
Kforce Inc	4,537	186
Kimball International Inc, Cl B	7,025	77
Kirby Corp *	14,326	725
Knight-Swift Transportation Holdings Inc, Cl A	32,927	1,360

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Knoll Inc	11,763	$161
Korn Ferry	14,558	583
Kratos Defense & Security Solutions Inc *	29,016	614
Landstar System Inc	10,044	1,320
Lawson Products Inc/DE *	1,800	85
LB Foster Co, Cl A *	1,900	28
Lennox International Inc	8,529	2,455
Lincoln Electric Holdings Inc	15,033	1,729
Lindsay Corp	2,527	293
Luxfer Holdings PLC	7,600	114
Lydall Inc *	3,632	100
Lyft Inc, Cl A *	59,000	2,252
Macquarie Infrastructure Corp	17,500	566
Manitowoc Co Inc/The *	5,987	67
ManpowerGroup Inc	13,756	1,192
Marten Transport Ltd	14,229	251
Masonite International Corp *	6,900	690
MasTec Inc *	13,962	792
Matson Inc	11,152	648
Matthews International Corp, Cl A	6,813	182
Maxar Technologies Inc (A)	14,300	398
Mayville Engineering Co Inc *	1,500	17
McGrath RentCorp	5,948	379
Mercury Systems Inc *	13,823	984
Meritor Inc *	17,795	470
Mesa Air Group Inc *	7,700	49
Middleby Corp/The *	13,525	1,839
Miller Industries Inc/TN	2,311	77
Mistras Group Inc *	2,697	14
Montrose Environmental Group *	4,900	134
Moog Inc, Cl A	7,824	605
MSA Safety Inc (A)	9,644	1,441
MSC Industrial Direct Co Inc, Cl A	10,703	892
Mueller Industries Inc	14,508	475
Mueller Water Products Inc, Cl A	41,012	487
MYR Group Inc *	4,079	209
National Presto Industries Inc	1,091	93
Navistar International Corp *	12,791	566
NL Industries Inc	2,000	9
NN Inc *	5,587	35
Nordson Corp	14,412	2,937
Northwest Pipe Co *	2,600	75
NOW Inc *	21,600	121
NV5 Global Inc *	2,700	197
nVent Electric PLC	37,100	853
Omega Flex Inc	600	85
Oshkosh Corp	17,817	1,434
Owens Corning	27,860	2,030
PAE Inc *	14,000	135
PAM Transportation Services Inc *	500	23
Park Aerospace Corp	5,082	65
Park-Ohio Holdings Corp	1,118	31

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Patrick Industries Inc	5,225	$329
PGT Innovations Inc *	16,500	307
Powell Industries Inc	1,364	35
Preformed Line Products Co	90	5
Primoris Services Corp	13,047	316
Proto Labs Inc *	7,099	981
Quad/Graphics Inc, Cl A	6,862	21
Quanex Building Products Corp	6,965	143
Radiant Logistics Inc *	12,400	73
Raven Industries Inc	8,655	218
RBC Bearings Inc *	5,895	995
Regal Beloit Corp	10,225	1,217
Resideo Technologies Inc *	31,100	575
Resources Connection Inc	9,581	116
REV Group Inc	8,400	78
Rexnord Corp	32,526	1,220
Rush Enterprises Inc, Cl A	11,098	425
Rush Enterprises Inc, Cl B	2,700	92
Ryder System Inc	12,400	734
Safe Bulkers Inc *	12,300	15
Saia Inc *	6,592	1,151
Schneider National Inc, Cl B	15,600	326
Scorpio Bulkers Inc	1,591	27
SEACOR Holdings Inc *	3,374	112
Sensata Technologies Holding PLC *	36,600	1,787
Shyft Group Inc/The	6,500	169
Simpson Manufacturing Co Inc	11,543	1,061
SiteOne Landscape Supply Inc *	11,100	1,533
SkyWest Inc	11,322	486
SP Plus Corp *	7,098	202
Spirit AeroSystems Holdings Inc, Cl A	25,075	853
Spirit Airlines Inc *(A)	24,047	544
SPX Corp *	10,194	522
SPX FLOW Inc *	11,794	632
Standex International Corp	2,429	183
Steelcase Inc, Cl A	22,857	278
Stericycle Inc *	24,000	1,691
Sterling Construction Co Inc *	8,700	139
Systemax Inc	1,400	43
Team Inc *	5,757	50
Tennant Co	4,638	311
Terex Corp	14,170	439
Tetra Tech Inc	12,642	1,508
Textainer Group Holdings Ltd *	12,553	231
Thermon Group Holdings Inc *	6,882	97
Timken Co/The	15,809	1,161
Titan Machinery Inc *	3,312	61
Toro Co/The	25,700	2,331
TPI Composites Inc *	7,500	302
Transcat Inc *	3,400	108
TransUnion	46,800	4,263
Trex Co Inc *	27,560	2,062

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TriMas Corp *	9,876	$264
TriNet Group Inc *	9,800	735
Trinity Industries Inc (A)	21,742	497
Triton International Ltd/Bermuda	13,284	601
Triumph Group Inc	13,296	175
TrueBlue Inc *	8,328	159
Tutor Perini Corp *	8,051	109
Uber Technologies Inc *	343,800	17,073
UFP Industries Inc	16,465	883
UniFirst Corp/MA	3,640	673
Univar Solutions Inc *	40,250	720
Universal Logistics Holdings Inc	700	15
US Ecology Inc	6,440	218
US Xpress Enterprises Inc, Cl A *	5,300	40
Valmont Industries Inc	5,014	817
Vectrus Inc *	2,679	128
Veritiv Corp *	2,000	37
Vertiv Holdings Co, Cl A	57,600	1,078
Viad Corp	4,271	128
Vicor Corp *	4,200	344
Virgin Galactic Holdings Inc *(A)	14,400	383
VSE Corp	2,000	68
Wabash National Corp	11,741	208
Watsco Inc	8,459	1,923
Watts Water Technologies Inc, Cl A	7,056	827
Welbilt Inc *	31,050	293
Werner Enterprises Inc	14,890	595
WESCO International Inc *	12,365	806
Willdan Group Inc *	1,300	51
Willis Lease Finance Corp *	1,000	32
WillScot Mobile Mini Holdings, Cl A *	39,211	843
Woodward Inc	13,142	1,470
XPO Logistics Inc *	21,790	2,325

		197,008

Information Technology — 23.4%
2U Inc *(A)	16,400	530
3D Systems Corp *(A)	35,847	328
8x8 Inc *	27,614	546
A10 Networks Inc *	9,800	78
Acacia Communications Inc *	9,900	690
ACI Worldwide Inc *	26,912	877
ADTRAN Inc	9,897	125
Advanced Energy Industries Inc *	8,819	851
Agilysys Inc *	5,200	194
Akoustis Technologies Inc *(A)	8,400	64
Alarm.com Holdings Inc *	13,000	987
Alliance Data Systems Corp	12,800	936
Alpha & Omega Semiconductor Ltd *	5,600	139
Altair Engineering Inc, Cl A *	11,600	625
Alteryx Inc, Cl A *	13,800	1,654
Ambarella Inc *	9,200	719
Amdocs Ltd	31,668	2,084

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Software Inc/GA, Cl A	8,672	$142
Amkor Technology Inc	20,913	308
Anaplan Inc *	31,200	2,184
Appfolio Inc, Cl A *	3,800	619
Appian Corp, Cl A *(A)	8,200	1,148
Applied Optoelectronics Inc *(A)	3,800	32
Arlo Technologies Inc *	13,252	70
Arrow Electronics Inc *	20,125	1,844
Aspen Technology Inc *	16,167	2,174
Atlassian Corp PLC, Cl A *	31,800	7,157
Avalara Inc *	20,200	3,469
Avaya Holdings Corp *	25,100	467
Avid Technology Inc *	5,000	61
Avnet Inc	23,399	710
Axcelis Technologies Inc *	9,350	252
AXT Inc *	6,600	64
Badger Meter Inc	7,424	612
Bandwidth Inc, Cl A *(A)	5,100	774
Bel Fuse Inc, Cl B	888	13
Belden Inc	11,723	451
Benchmark Electronics Inc	9,930	241
Benefitfocus Inc *	5,300	76
BigCommerce Holdings Inc *(A)	2,900	234
Bill.com Holdings Inc *	13,100	1,608
Black Knight Inc *	37,137	3,402
Blackbaud Inc	11,955	659
Blackline Inc *	12,800	1,573
Booz Allen Hamilton Holding Corp, Cl A	34,365	2,983
Bottomline Technologies DE Inc *	9,971	455
Box Inc, Cl A *	35,000	654
Brightcove Inc *	6,800	114
Brooks Automation Inc	16,803	1,226
CACI International Inc, Cl A *	6,232	1,479
CalAmp Corp *	8,156	74
Calix Inc *	11,045	262
Cambium Networks Corp *	1,000	27
Cardtronics PLC *	8,885	216
Casa Systems Inc *	2,800	15
Cass Information Systems Inc	3,154	134
CDK Global Inc	32,100	1,538
Cerence Inc *	8,110	736
Ceridian HCM Holding Inc *	26,200	2,526
CEVA Inc *	5,138	202
ChannelAdvisor Corp *	5,900	87
Ciena Corp *	39,986	1,791
Cirrus Logic Inc *	13,795	1,105
Clearfield Inc *	1,400	33
Cloudera Inc *	48,668	568
Cloudflare Inc, Cl A *(A)	26,400	1,982
CMC Materials Inc	6,805	1,050
Cognex Corp	40,716	3,059
Coherent Inc *	5,753	701

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cohu Inc	12,236	$347
CommScope Holding Co Inc *	48,900	579
CommVault Systems Inc *	11,684	558
Computer Programs and Systems Inc	1,702	48
Comtech Telecommunications Corp	4,332	83
Conduent Inc *	39,300	166
Cornerstone OnDemand Inc *	16,799	742
Coupa Software Inc *	16,400	5,394
Cree Inc *(A)	26,423	2,388
Crowdstrike Holdings Inc, Cl A *	37,500	5,748
CSG Systems International Inc	9,117	395
CTS Corp	10,445	318
CyberOptics Corp *	1,700	45
Daktronics Inc	4,580	21
Datadog Inc, Cl A *	38,000	3,759
Dell Technologies Inc, Cl C *	61,972	4,278
Diebold Nixdorf Inc *	14,133	134
Digi International Inc *	11,801	203
Digimarc Corp *(A)	2,076	87
Digital Turbine Inc *	19,600	882
Diodes Inc *	10,642	723
DocuSign Inc, Cl A *	44,000	10,027
Dolby Laboratories Inc, Cl A	14,704	1,301
Domo Inc, Cl B *	8,000	304
Donnelley Financial Solutions Inc *	4,957	81
Dropbox Inc, Cl A *	62,200	1,242
DSP Group Inc *	7,900	133
Duck Creek Technologies Inc *	5,000	199
Dynatrace Inc *	47,700	1,814
DZS *	1,900	24
Ebix Inc (A)	4,825	164
EchoStar Corp, Cl A *	13,503	321
eGain Corp *	4,900	56
Elastic NV *	17,000	2,105
Endurance International Group Holdings Inc *	9,100	86
Enphase Energy Inc *	26,500	3,619
Entegris Inc	32,808	3,039
Envestnet Inc *	13,552	1,088
EPAM Systems Inc *	13,100	4,223
ePlus Inc *	3,288	277
Euronet Worldwide Inc *	11,888	1,598
Everbridge Inc *(A)	9,200	1,168
EVERTEC Inc	15,100	561
Evo Payments Inc, Cl A *	10,400	261
ExlService Holdings Inc *	8,023	668
Extreme Networks Inc *	41,487	233
Fabrinet *	9,515	650
Fair Isaac Corp *	6,891	3,258
FARO Technologies Inc *	4,508	298
Fastly Inc, Cl A *(A)	20,600	1,746
FireEye Inc *(A)	51,000	767

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Solar Inc *	22,400	$2,093
Fitbit Inc, Cl A *	58,100	417
Five9 Inc *	15,000	2,328
FormFactor Inc *	18,019	739
Genpact Ltd	48,850	1,986
Globant SA *	10,100	1,906
GoDaddy Inc, Cl A *	40,800	3,245
GreenSky, Cl A *	14,700	63
GSI Technology Inc *	3,800	25
GTT Communications Inc *(A)	9,500	43
GTY Technology Holdings Inc *	11,200	40
Guidewire Software Inc *	19,969	2,446
Hackett Group Inc/The	3,300	46
Harmonic Inc *	20,694	135
HubSpot Inc *	10,200	4,022
I3 Verticals Inc, Cl A *	3,600	100
Ichor Holdings Ltd *	4,100	131
II-VI Inc *	23,839	1,613
Immersion Corp *	3,567	31
Impinj Inc *	3,600	150
Infinera Corp *	36,984	313
Information Services Group Inc *	8,600	26
Inphi Corp *	11,462	1,778
Inseego Corp *(A)	21,400	213
Insight Enterprises Inc *	9,198	657
Intelligent Systems Corp *(A)	2,700	106
InterDigital Inc	6,930	415
International Money Express Inc *	4,600	72
Iteris Inc *	12,600	61
Itron Inc *	9,611	756
J2 Global Inc *	10,957	982
Jabil Inc	36,500	1,395
Jamf Holding *	6,800	216
KBR Inc	33,845	940
Kimball Electronics Inc *	9,293	143
Knowles Corp *	20,300	345
KVH Industries Inc *	1,997	21
Lattice Semiconductor Corp *	31,262	1,308
Limelight Networks Inc *	27,600	122
Littelfuse Inc	5,631	1,354
LivePerson Inc *(A)	14,291	835
LiveRamp Holdings Inc *	16,074	940
Lumentum Holdings Inc *	19,670	1,699
MACOM Technology Solutions Holdings Inc *	12,425	555
Manhattan Associates Inc *	15,780	1,613
ManTech International Corp/VA, Cl A	6,422	494
Marvell Technology Group Ltd	163,357	7,562
Maxeon Solar Technologies *(A)	2,142	52
MAXIMUS Inc	16,216	1,164
MaxLinear Inc, Cl A *	15,544	486
Medallia Inc *(A)	22,000	770
Methode Electronics Inc	8,684	304

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MicroStrategy Inc, Cl A *	1,553	$532
Mimecast *	13,400	603
Mitek Systems Inc *	15,100	178
MKS Instruments Inc	12,923	1,783
MobileIron Inc *	34,400	242
Model N Inc *	7,600	262
MoneyGram International Inc *	18,900	128
MongoDB Inc, Cl A *(A)	12,300	3,534
Monolithic Power Systems Inc	10,751	3,440
MTS Systems Corp	4,389	154
Napco Security Technologies Inc *	4,200	128
National Instruments Corp	32,567	1,219
nCino *(A)	4,700	383
NCR Corp *	30,383	841
NeoPhotonics Corp *	7,500	60
NETGEAR Inc *	6,692	213
NetScout Systems Inc *	19,058	446
New Relic Inc *	11,800	705
NIC Inc	17,522	411
nLight Inc *	6,800	204
Novanta Inc *	8,162	979
Nuance Communications Inc *	68,781	2,967
Nutanix Inc, Cl A *	48,700	1,334
NVE Corp	694	36
Okta Inc, Cl A *	28,500	6,984
ON Semiconductor Corp *	99,200	2,852
OneSpan Inc *	7,554	149
Onto Innovation Inc *	11,272	498
OSI Systems Inc *	4,068	358
PagerDuty Inc *(A)	16,400	564
Palo Alto Networks Inc *	23,633	6,946
PAR Technology Corp *	4,100	221
Parsons Corp *	5,100	167
Paylocity Holding Corp *	8,200	1,612
Paysign Inc *	10,100	49
PC Connection Inc	2,231	102
PDF Solutions Inc *	10,053	222
Pegasystems Inc	10,436	1,366
Perficient Inc *	9,000	410
Perspecta Inc	33,100	742
Photronics Inc *	13,129	152
Ping Identity Holding Corp *	11,100	250
Pitney Bowes Inc	41,300	235
Plantronics Inc	7,169	196
Plexus Corp *	6,928	518
Pluralsight Inc, Cl A *	29,600	485
Power Integrations Inc	15,878	1,134
Priority Technology Holdings Inc *	1,600	8
Progress Software Corp	11,658	467
Proofpoint Inc *	14,900	1,542
PROS Holdings Inc *	10,799	463
PTC Inc *	26,190	2,825

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pure Storage Inc, Cl A *(A)	57,100	$1,043
Q2 Holdings Inc *	13,100	1,485
QAD Inc, Cl A	2,900	166
Qualys Inc *(A)	8,100	770
Rackspace Technology *(A)	11,700	210
Rambus Inc *	29,910	470
Rapid7 Inc *	12,400	929
RealPage Inc *	20,946	1,445
Repay Holdings, Cl A *	17,400	420
Ribbon Communications Inc *	13,520	93
Rimini Street Inc *	4,900	21
RingCentral Inc, Cl A *	19,200	5,703
Rogers Corp *	4,393	645
Sabre Corp	65,600	738
Sailpoint Technologies Holdings Inc *	23,600	1,099
Sanmina Corp *	16,966	540
Sapiens International Corp NV	6,100	182
ScanSource Inc *	7,196	181
Science Applications International Corp	13,676	1,266
SecureWorks Corp, Cl A *	2,000	23
Semtech Corp *	15,675	1,058
ShotSpotter Inc *	1,400	46
Silicon Laboratories Inc *	10,482	1,229
SiTime Corp *	1,500	130
Slack Technologies Inc, Cl A *(A)	93,100	3,992
SMART Global Holdings Inc *	4,500	138
Smartsheet Inc, Cl A *	25,900	1,503
SolarEdge Technologies Inc *	12,000	3,336
SolarWinds Corp *(A)	12,100	277
Splunk Inc *	39,884	8,144
Sprout Social Inc, Cl A *	8,500	437
SPS Commerce Inc *	8,458	872
Square Inc, Cl A *	91,300	19,261
SS&C Technologies Holdings Inc	55,218	3,804
StarTek Inc *	4,000	31
StoneCo Ltd, Cl A *	43,800	3,207
SunPower Corp, Cl A *(A)	17,136	380
Super Micro Computer Inc *(A)	10,600	299
SVMK Inc *	33,900	721
Switch Inc, Cl A	24,700	390
Sykes Enterprises Inc *	9,311	350
Synaptics Inc *	8,687	675
Synchronoss Technologies Inc *	14,400	43
SYNNEX Corp	10,281	1,648
Telenav Inc *	3,400	16
Tenable Holdings Inc *	18,600	670
Teradata Corp *(A)	26,200	575
Trade Desk Inc/The, Cl A *	10,300	9,281
Trimble Inc *	61,820	3,701
TTEC Holdings Inc	5,527	374
TTM Technologies Inc *	31,387	410
Tucows Inc, Cl A *(A)	1,800	131

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Twilio Inc, Cl A *	33,816	$10,824
Ubiquiti Inc (A)	2,400	595
Ultra Clean Holdings Inc *	11,052	350
Unisys Corp *	16,883	246
Universal Display Corp	10,408	2,384
Upland Software Inc *	5,700	261
Varonis Systems Inc *	7,200	869
Veeco Instruments Inc *	9,910	165
Verint Systems Inc *	15,250	869
Veritone *(A)	5,500	146
Verra Mobility Corp, Cl A *	30,500	372
ViaSat Inc *	13,356	454
Viavi Solutions Inc *	57,400	777
VirnetX Holding Corp (A)	20,442	111
Virtusa Corp *	6,949	348
Vishay Intertechnology Inc	30,417	589
Vishay Precision Group Inc *	3,164	93
VMware Inc, Cl A *(A)	19,417	2,716
Vocera Communications Inc *	6,142	208
WEX Inc *	10,676	1,850
Workday Inc, Cl A *	42,289	9,506
Workiva Inc, Cl A *	9,100	682
Wrap Technologies Inc *	2,000	12
Xperi Holding Corp	30,450	581
Yext Inc *(A)	25,100	477
Zendesk Inc *	28,300	3,778
Zix Corp *	11,213	81
Zoom Video Communications Inc, Cl A *	41,300	19,756
Zscaler Inc *	17,400	2,710
Zuora Inc, Cl A *	20,500	233

		381,153

Materials — 3.4%
Advanced Emissions Solutions Inc (A)	7,300	41
AdvanSix Inc *	5,900	105
Alcoa Corp *	46,200	919
Allegheny Technologies Inc *	32,100	433
American Vanguard Corp	8,099	123
Amyris Inc *(A)	14,400	42
AptarGroup Inc	15,266	1,928
Arconic Corp *	24,700	680
Ardagh Group SA, Cl A	5,500	98
Ashland Global Holdings Inc	13,408	1,008
Avient Corp	23,032	842
Axalta Coating Systems Ltd *	55,600	1,591
Balchem Corp	7,688	797
Berry Global Group Inc *	34,741	1,841
Boise Cascade Co	10,770	466
Cabot Corp	14,632	606
Caledonia Mining Corp PLC	3,400	49
Carpenter Technology Corp	11,501	281
Century Aluminum Co *	8,259	84
Chase Corp	2,200	233

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chemours Co/The	40,500	$985
Clearwater Paper Corp *	2,951	103
Cleveland-Cliffs Inc (A)	95,860	1,055
Coeur Mining Inc *	54,061	383
Commercial Metals Co	28,241	562
Compass Minerals International Inc	8,640	540
Crown Holdings Inc *	32,535	3,066
Domtar Corp	14,050	423
Eagle Materials Inc	10,383	945
Element Solutions Inc	52,100	720
Ferro Corp *	16,305	233
Forterra Inc *	5,600	104
FutureFuel Corp	3,876	47
GCP Applied Technologies Inc *	13,824	325
Glatfelter	14,571	234
Gold Resource Corp	12,400	37
Graphic Packaging Holding Co	65,017	996
Greif Inc, Cl A	7,219	351
Greif Inc, Cl B	1,300	64
Hawkins Inc	1,773	89
Haynes International Inc	2,823	60
HB Fuller Co	13,033	682
Hecla Mining Co	129,768	620
Huntsman Corp	53,124	1,316
Ingevity Corp *	10,100	673
Innospec Inc	6,113	503
Intrepid Potash *	1,960	25
Kaiser Aluminum Corp	3,754	293
Koppers Holdings Inc *	4,473	121
Kraton Corp *	7,080	191
Kronos Worldwide Inc	3,484	48
Livent Corp *	39,700	602
Louisiana-Pacific Corp	25,842	885
Marrone Bio Innovations *	12,500	15
Materion Corp	5,074	296
Minerals Technologies Inc	8,924	541
Myers Industries Inc	7,018	119
Neenah Inc	3,393	165
NewMarket Corp	1,697	628
Novagold Resources Inc *	55,300	551
O-I Glass Inc, Cl I	36,900	418
Olin Corp	34,016	745
Olympic Steel Inc	1,927	29
Orion Engineered Carbons SA	14,400	224
PQ Group Holdings Inc *	12,200	156
Quaker Chemical Corp	3,434	848
Ranpak Holdings Corp, Cl A *	6,900	78
Rayonier Advanced Materials Inc *	9,817	64
Reliance Steel & Aluminum Co	16,538	1,948
Royal Gold Inc	17,002	1,878
RPM International Inc	31,588	2,780
Ryerson Holding Corp *	1,400	15

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Schnitzer Steel Industries Inc, Cl A	4,656	$119
Schweitzer-Mauduit International Inc	8,338	290
Scotts Miracle-Gro Co/The, Cl A	9,559	1,680
Sensient Technologies Corp	9,635	691
Silgan Holdings Inc	20,060	678
Sonoco Products Co	26,421	1,534
Southern Copper Corp	19,529	1,159
Steel Dynamics Inc	47,637	1,725
Stepan Co	5,125	595
Summit Materials Inc, Cl A *	28,906	549
SunCoke Energy Inc	14,846	67
TimkenSteel Corp *	7,904	37
Trecora Resources *	2,517	17
Tredegar Corp	5,341	84
Trinseo SA	8,600	327
Tronox Holdings PLC	19,200	243
UFP Technologies Inc *	1,800	79
United States Lime & Minerals Inc	400	44
United States Steel Corp (A)	60,800	863
US Concrete Inc *	3,000	106
Valvoline Inc	49,636	1,131
Verso Corp	6,500	70
W R Grace & Co	14,224	778
Warrior Met Coal Inc	12,600	220
Westlake Chemical Corp	9,110	685
Worthington Industries Inc	10,202	528

		55,245

Real Estate — 6.3%
Acadia Realty Trust ‡	20,139	286
Agree Realty Corp ‡	12,247	807
Alexander & Baldwin Inc ‡	16,191	253
Alexander’s Inc ‡	488	133
Altisource Portfolio Solutions SA *	1,700	22
American Assets Trust Inc ‡	12,491	358
American Campus Communities Inc ‡	36,162	1,439
American Finance Trust Inc ‡	26,000	192
American Homes 4 Rent, Cl A ‡	67,600	1,942
American Realty Investors Inc *	600	6
Americold Realty Trust ‡(A)	53,000	1,809
Apple Hospitality Inc ‡	52,500	696
Armada Hoffler Properties Inc ‡	13,800	146
Bluerock Residential Growth Inc, Cl A ‡	5,800	59
Brandywine Realty Trust ‡	44,739	498
Brixmor Property Group Inc ‡	70,900	1,083
Brookfield Property Inc, Cl A ‡(A)	13,600	213
BRT Apartments Corp ‡	2,400	31
Camden Property Trust ‡	24,438	2,415
CareTrust ‡	22,653	440
CatchMark Timber Trust Inc, Cl A ‡	7,800	75
Chatham Lodging Trust ‡	13,735	151
CIM Commercial Trust Corp ‡	300	4
City Office REIT Inc ‡	11,000	97

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clipper Realty Inc ‡	3,500	$22
Colony Capital Inc ‡(A)	109,394	473
Columbia Property Trust Inc ‡	30,000	419
Community Healthcare Trust Inc ‡	5,400	244
CoreCivic Inc ‡	30,902	219
CorEnergy Infrastructure Trust Inc ‡	2,140	13
CorePoint Lodging Inc ‡	8,250	54
CoreSite Realty Corp ‡	9,573	1,200
Corporate Office Properties Trust ‡	26,930	717
Cousins Properties Inc ‡	39,245	1,311
CTO Realty Growth Inc	500	20
CubeSmart ‡	50,622	1,647
Cushman & Wakefield PLC *(A)	29,800	444
CyrusOne Inc ‡	30,229	2,113
DiamondRock Hospitality Co ‡	51,907	390
Diversified Healthcare Trust ‡	55,107	243
Douglas Emmett Inc ‡	40,985	1,269
Easterly Government Properties Inc ‡	18,000	390
EastGroup Properties Inc ‡	10,185	1,389
Empire State Realty Trust Inc, Cl A ‡	36,700	332
EPR Properties ‡	18,751	675
Equity Commonwealth ‡	27,344	725
Equity LifeStyle Properties Inc ‡	42,764	2,506
Essential Properties Realty Trust Inc ‡	21,700	446
eXp World Holdings Inc *	5,000	267
Farmland Partners Inc ‡	9,000	72
First Industrial Realty Trust Inc ‡	33,253	1,393
Forestar Group Inc *	7,667	149
Four Corners Property Trust Inc ‡	14,919	418
Franklin Street Properties Corp ‡	34,896	162
Front Yard Residential Corp ‡	11,300	184
FRP Holdings Inc *	838	38
Gaming and Leisure Properties Inc ‡	50,104	2,081
GEO Group Inc/The ‡(A)	30,685	290
Getty Realty Corp ‡	9,189	261
Gladstone Commercial Corp ‡	8,919	161
Gladstone Land Corp ‡	6,000	87
Global Medical REIT Inc ‡	8,900	122
Global Net Lease Inc ‡	22,333	373
Griffin Industrial Realty Inc	200	14
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	18,800	1,028
Healthcare Realty Trust Inc ‡	36,655	1,081
Healthcare Trust of America Inc, Cl A ‡(A)	57,150	1,488
Hersha Hospitality Trust, Cl A ‡	9,019	73
Highwoods Properties Inc ‡	23,468	899
Howard Hughes Corp/The *	9,817	714
Hudson Pacific Properties Inc ‡	35,870	933
Independence Realty Trust Inc ‡(A)	20,300	261
Industrial Logistics Properties Trust ‡	15,409	335
Innovative Industrial Properties Inc, Cl A ‡(A)	5,800	891
Investors Real Estate Trust ‡	2,403	167

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Invitation Homes Inc ‡	137,981	$3,944
iStar Inc ‡	16,418	232
JBG SMITH Properties ‡	29,100	895
Jones Lang LaSalle Inc	12,247	1,620
Kennedy-Wilson Holdings Inc	31,129	497
Kilroy Realty Corp ‡	30,043	1,837
Kite Realty Group Trust ‡	21,955	316
Lamar Advertising Co, Cl A ‡	21,297	1,695
Lexington Realty Trust, Cl B ‡	73,890	754
Life Storage Inc ‡	12,293	1,349
LTC Properties Inc ‡	9,217	341
Macerich Co ‡(A)	35,545	355
Mack-Cali Realty Corp ‡	21,667	296
Marcus & Millichap Inc *	5,100	183
Maui Land & Pineapple Co Inc *	1,600	20
Medical Properties Trust Inc ‡	130,462	2,531
Monmouth Real Estate Investment Corp, Cl A ‡	22,546	334
National Health Investors Inc ‡	10,564	683
National Retail Properties Inc ‡	44,743	1,687
National Storage Affiliates Trust ‡	15,200	517
New Senior Investment Group Inc ‡	16,600	92
Newmark Group Inc, Cl A	34,005	239
NexPoint Residential Trust Inc ‡	4,900	217
Office Properties Income Trust ‡	12,691	290
Omega Healthcare Investors Inc ‡	58,657	2,066
One Liberty Properties Inc ‡	2,562	46
Outfront Media Inc ‡	33,609	637
Paramount Group Inc ‡	45,200	418
Park Hotels & Resorts Inc ‡	56,259	918
Pebblebrook Hotel Trust ‡	32,325	598
Physicians Realty Trust ‡	55,500	963
Piedmont Office Realty Trust Inc, Cl A ‡	33,066	517
Plymouth Industrial REIT Inc ‡	8,200	108
PotlatchDeltic Corp ‡	15,412	717
Preferred Apartment Communities Inc, Cl A ‡	11,600	91
PS Business Parks Inc ‡	4,928	650
QTS Realty Trust Inc, Cl A ‡(A)	16,300	968
Rafael Holdings Inc, Cl B *‡	4,000	86
Rayonier Inc ‡	32,653	920
RE/MAX Holdings Inc, Cl A	3,200	100
Realogy Holdings Corp *	24,502	302
Redfin Corp *	25,500	1,221
Retail Opportunity Investments Corp ‡	29,259	380
Retail Properties of America Inc, Cl A ‡	48,903	396
Retail Value Inc ‡	3,148	49
Rexford Industrial Realty Inc ‡	32,400	1,553
RLJ Lodging Trust ‡	40,154	495
RMR Group Inc/The, Cl A	4,170	154
RPT Realty ‡	16,337	120
Ryman Hospitality Properties Inc ‡	11,360	729
Sabra Health Care Inc ‡	48,820	805

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Safehold Inc ‡	5,200	$354
Saul Centers Inc ‡	2,144	67
Seritage Growth Properties ‡(A)	7,500	123
Service Properties Trust ‡	38,741	459
SITE Centers Corp ‡	36,607	369
Spirit Realty Capital Inc ‡	24,913	918
St Joe Co/The	8,100	267
STAG Industrial Inc ‡	39,456	1,175
STORE Capital Corp ‡	55,300	1,801
Stratus Properties Inc *	1,900	46
Summit Hotel Properties Inc ‡	32,729	284
Sun Communities Inc ‡	23,421	3,256
Sunstone Hotel Investors Inc ‡	51,038	536
Tanger Factory Outlet Centers Inc ‡(A)	23,549	223
Taubman Centers Inc ‡	14,487	619
Tejon Ranch Co *	6,376	91
Terreno Realty Corp ‡	15,463	896
Transcontinental Realty Investors Inc *	300	8
UMH Properties Inc ‡	11,000	158
Uniti Group Inc ‡	43,760	450
Universal Health Realty Income Trust ‡	3,116	188
Urban Edge Properties ‡	29,600	384
Urstadt Biddle Properties Inc, Cl A ‡	6,156	86
VEREIT Inc ‡	281,000	1,992
VICI Properties Inc ‡	131,200	3,318
Washington Real Estate Investment Trust ‡	20,713	481
Weingarten Realty Investors ‡	28,368	593
Whitestone, Cl B ‡	7,077	53
WP Carey Inc ‡	42,700	2,955
Xenia Hotels & Resorts Inc ‡	25,700	362

		103,801

Utilities — 2.1%
ALLETE Inc	12,370	696
American States Water Co	8,774	648
Artesian Resources Corp, Cl A	2,184	81
Atlantic Power Corp *	12,421	26
Avangrid Inc	15,850	738
Avista Corp	16,652	625
Black Hills Corp	15,502	943
Brookfield Infrastructure, Cl A	7,700	513
Brookfield Renewable Corp, Cl A	16,342	1,293
Cadiz Inc *(A)	4,300	43
California Water Service Group	11,541	571
Chesapeake Utilities Corp	3,815	397
Clearway Energy Inc, Cl A	7,000	190
Clearway Energy Inc, Cl C	22,600	661
Consolidated Water Co Ltd	3,000	33
Essential Utilities Inc	53,837	2,438
Genie Energy Ltd, Cl B	3,400	28
Global Water Resources Inc	2,800	36
Hawaiian Electric Industries Inc	25,058	898
IDACORP Inc	12,024	1,089

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MDU Resources Group Inc	52,732	$1,315
MGE Energy Inc	8,114	557
Middlesex Water Co	4,001	274
National Fuel Gas Co	21,288	876
New Jersey Resources Corp	24,694	816
Northwest Natural Holding Co	7,776	373
NorthWestern Corp	12,046	699
OGE Energy Corp	52,476	1,700
ONE Gas Inc	12,100	958
Ormat Technologies Inc (A)	9,934	783
Otter Tail Corp	9,546	380
PG&E Corp *	318,700	4,047
PICO Holdings Inc *	4,621	40
PNM Resources Inc	18,617	914
Portland General Electric Co	21,400	886
Pure Cycle Corp *	5,900	56
RGC Resources Inc	3,412	83
SJW Group	6,264	411
South Jersey Industries Inc (A)	28,196	649
Southwest Gas Holdings Inc	13,041	838
Spark Energy Inc, Cl A	2,000	19
Spire Inc	11,903	761
UGI Corp	54,296	1,926
Unitil Corp	3,058	125
Vistra Corp	116,768	2,181
York Water Co/The	2,352	106

		33,720

Total Common Stock (Cost $1,024,802) ($ Thousands)		1,617,561

	Number of Rights

RIGHTS — 0.0%

Corium International CVR *‡‡	6,300	3

NewStar Financial Inc CVR *‡‡(C)	3,393	2

Media General Inc CVR *‡‡(C)	20,200	—

Tobira Therapeutics CVR *‡‡(C)	2,300	—

Total Rights (Cost $3) ($ Thousands)		5

	Number of Warrants

WARRANTS — 0.0%
Whiting Petroleum, Expires 12/31/2025
Strike Price *	1,692	—

Total Warrants (Cost $—) ($ Thousands)		—

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 7.9%
SEI Liquidity Fund, L.P. 0.070% **†(D)	129,101,211	$129,129

Total Affiliated Partnership (Cost $129,102) ($ Thousands)		129,129

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	363,054	363

Total Cash Equivalent (Cost $363) ($ Thousands)		363

Total Investments in Securities — 107.3% (Cost $1,154,270) ($ Thousands)		$1,747,058

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Extended Market Index Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	76	Dec-2020	$ 5,624	$ 6,916	$ 1,292
S&P Mid Cap 400 Index E-MINI	27	Dec-2020	4,896	5,855	959

			$ 10,520	$ 12,771	$ 2,251

Percentages are based on Net Assets of $1,628,378 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (See Note 12). The total market value of securities on loan at November 30, 2020 was $126,421 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2020, such securities amounted to $901 ($ Thousands), or 0.1% of the Net Assets of the Fund (see Note 2).

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of November 30, 2020 was $129,129 ($ Thousands).

CBT — Chicago Board of Trade

Cl — Class

CVR — Contingent Value Rights

LME — London Metal Exchange

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

Ser — Series

SPX — Standard & Poor’s 500 Index

TRAN – Tax Revenue Anticipation Note

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried a value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,617,561	–	–	1,617,561
Rights	3	–	2	5
Warrants	–	–	–	–
Affiliated Partnership	–	129,129	–	129,129
Cash Equivalent	363	–	–	363

Total Investments in Securities	1,617,927	129,129	2	1,747,058

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,251	–	–	2,251

Total Other Financial Instruments	2,251	–	–	2,251

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are value at the unrealized appreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Investments Co	$ 1,828	$ 140	$ (328)	$ (20)	$ (21)	$ 1,599	30,319	$ 12	$ —
SEI Liquidity Fund, L.P.	155,062	294,693	(320,576)	(4)	(46)	129,129	129,101,211	495	—
SEI Daily Income Trust, Government Fund, Cl F	—	123,257	(122,894)	—	—	363	363,054	1	—

Totals	$ 156,890	$ 418,090	$ (443,798)	$ (24)	$ (67)	$ 131,091		$ 508	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 2.4%
AMC Networks Inc, Cl A *(A)	9,100	$300
Anterix Inc *	1,400	42
ATN International Inc	1,100	54
Boingo Wireless Inc *	10,910	154
Boston Omaha Corp, Cl A *	4,867	113
Cable One Inc	180	357
Cardlytics Inc *(A)	2,270	269
Cars.com Inc *	17,570	196
Cogent Communications Holdings	3,100	180
comScore Inc *	33,013	84
Consolidated Communications Holdings Inc *	53,650	300
DHI Group Inc *	37,500	72
Entercom Communications Corp, Cl A	54,900	133
EverQuote Inc, Cl A *(A)	3,985	150
Gray Television Inc *	22,600	399
Iridium Communications Inc *	8,200	263
MSG Networks Inc *(A)	43,643	530
New York Times Co/The, Cl A	4,900	210
Ooma Inc *	12,990	203
QuinStreet Inc *	13,876	248
Shenandoah Telecommunications Co	3,600	160
Shutterstock Inc	5,159	355
Stamps.com Inc *	1,000	188
TechTarget Inc *	6,447	339
Tribune Publishing Co	2,100	25
TrueCar Inc *	66,251	270
United States Cellular Corp *	1,500	47
Upwork Inc *	7,677	251
WideOpenWest Inc *	57,700	473
Zynga Inc, Cl A *	31,100	257

		6,622

Consumer Discretionary — 12.6%
1-800-Flowers.com Inc, Cl A *	2,900	68
American Axle & Manufacturing Holdings Inc *	46,000	366
American Outdoor Brands Inc *	1,009	14
American Public Education Inc *	17,878	555
America’s Car-Mart Inc/TX *	3,506	366
Bally’s Corp	5,903	262
Beazer Homes USA Inc *	30,966	459
Big Lots Inc (A)	7,300	377
Biglari Holdings Inc, Cl B *	544	61
Bright Horizons Family Solutions Inc *	2,200	374
Buckle Inc/The	9,062	243
CarParts.com Inc *(A)	34,899	526
Carriage Services Inc, Cl A	22,833	621
Cato Corp/The, Cl A	21,220	171
Churchill Downs Inc	1,875	337
Chuy’s Holdings Inc *	13,734	325
Citi Trends Inc	4,862	165

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cooper Tire & Rubber Co	9,600	$381
Core-Mark Holding Co Inc	2,600	81
Dana Inc	35,100	591
Dave & Buster’s Entertainment Inc (A)	9,600	243
Deckers Outdoor Corp *	950	242
Del Taco Restaurants Inc *	11,340	100
Dick’s Sporting Goods Inc	8,505	483
El Pollo Loco Holdings Inc *	28,504	447
Ethan Allen Interiors Inc	47,440	867
Fiesta Restaurant Group Inc *	10,650	125
Floor & Decor Holdings Inc, Cl A *	2,181	175
Genesco Inc *	9,800	307
Gentex Corp	6,704	219
G-III Apparel Group Ltd *	14,700	299
Graham Holdings Co, Cl B	800	358
Green Brick Partners Inc *	36,741	800
Group 1 Automotive Inc (A)	7,618	905
GrowGeneration Corp *(A)	6,564	231
Hamilton Beach Brands Holding Co, Cl A	3,089	58
Hanesbrands Inc	36,700	521
Haverty Furniture Cos Inc (A)	38,906	1,059
Helen of Troy Ltd *	1,600	323
Hibbett Sports Inc *	19,315	795
Hooker Furniture Corp	16,972	514
Johnson Outdoors Inc, Cl A	5,939	497
Lands’ End Inc *	2,998	75
La-Z-Boy Inc, Cl Z	15,500	574
Lithia Motors Inc, Cl A	610	176
Lovesac Co/The *(A)	12,040	384
M/I Homes Inc *	10,000	454
Magnite Inc *	15,692	298
Marine Products Corp	4,730	73
MDC Holdings Inc	13,600	656
Meritage Homes Corp *	5,200	469
Modine Manufacturing Co *	57,760	631
Noodles & Co, Cl A *	14,310	114
Nordstrom Inc (A)	11,400	296
NVR Inc *	10	40
Office Depot Inc	13,020	373
Ollie’s Bargain Outlet Holdings Inc *	2,800	247
Penn National Gaming Inc *	4,004	280
Perdoceo Education Corp *	22,359	254
Pool Corp	1,100	381
Purple Innovation Inc, Cl A *	6,556	195
Qurate Retail Inc	33,500	351
Rent-A-Center Inc/TX, Cl A	17,100	578
RH *(A)	826	374
Sally Beauty Holdings Inc *	31,900	367
Scientific Games Corp, Cl A *	5,703	213
Service Corp International/US	700	34
Shoe Carnival Inc (A)	7,200	263
Signet Jewelers Ltd	4,900	148

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sleep Number Corp *(A)	8,400	$583
Smith & Wesson Brands Inc	4,039	64
Sonic Automotive Inc, Cl A (A)	10,800	436
Sonos Inc *	10,163	226
Sportsman’s Warehouse Holdings Inc *	15,448	215
Standard Motor Products Inc	2,000	93
Stitch Fix Inc, Cl A *	5,546	225
Superior Group of Cos Inc	7,161	156
Texas Roadhouse Inc, Cl A	3,902	296
Tilly’s Inc, Cl A	35,010	320
TopBuild Corp *	10,825	1,886
TRI Pointe Group Inc *	24,200	423
Tupperware Brands Corp	15,280	514
Turtle Beach Corp *	5,090	95
Vera Bradley Inc *	9,517	81
Vista Outdoor Inc *	12,990	268
Visteon Corp *	5,905	714
VOXX International Corp, Cl A *	3,840	49
Waitr Holdings Inc *	39,170	130
Weyco Group Inc	4,200	75
Williams-Sonoma Inc	7,404	811
Wingstop Inc	10,450	1,330
Winmark Corp	2,675	482
World Fuel Services Corp	16,800	477
XPEL Inc *	10,897	413
YETI Holdings Inc *	3,497	221
Zumiez Inc *	9,248	343

		35,135

Consumer Staples — 5.7%
Albertsons Cos Inc	4,700	75
BJ’s Wholesale Club Holdings Inc *	6,700	275
Boston Beer Co Inc/The, Cl A *	250	233
Bunge Ltd	8,400	495
Cal-Maine Foods Inc *	2,700	106
Casey’s General Stores Inc	1,600	291
CBIZ Inc *	6,400	155
Celsius Holdings Inc *	6,325	204
Central Garden & Pet Co, Cl A *	14,520	569
Chefs’ Warehouse Inc/The *	9,802	226
Coca-Cola Consolidated Inc	400	105
Darling Ingredients Inc *	3,919	189
Deluxe Corp	7,700	198
Edgewell Personal Care Co	13,600	472
elf Beauty Inc *	14,336	312
Flowers Foods Inc	12,800	284
Fresh Del Monte Produce Inc	3,000	76
Freshpet Inc *	18,137	2,483
Grocery Outlet Holding Corp *	5,000	193
Hostess Brands Inc, Cl A *	8,700	118
Ingles Markets Inc, Cl A	14,420	542
Ingredion Inc	10,300	795
J & J Snack Foods Corp	1,200	174

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
John B Sanfilippo & Son Inc	1,000	$74
Lamb Weston Holdings Inc	1,300	94
Lancaster Colony Corp	1,300	220
Landec Corp *	13,805	143
Lifevantage Corp *	25,379	270
Medifast Inc	1,208	247
MGP Ingredients Inc	1,540	67
Natural Grocers by Vitamin Cottage Inc	28,134	410
Nu Skin Enterprises Inc, Cl A	5,400	278
Post Holdings Inc *	2,900	274
PriceSmart Inc	1,900	154
Seaboard Corp	12	38
Seneca Foods Corp, Cl A *	700	29
SpartanNash Co	26,362	498
Sprouts Farmers Market Inc *	26,500	561
Tootsie Roll Industries Inc (A)	19,274	597
Turning Point Brands Inc	13,900	542
United Natural Foods Inc *	7,220	125
Universal Corp/VA	10,900	496
USANA Health Sciences Inc *	1,100	83
Utz Brands Inc (A)	10,545	213
Village Super Market Inc, Cl A	21,722	503
Vital Farms Inc *	1,291	38
WD-40 Co	3,461	880
Weis Markets Inc	11,847	564

		15,968

Energy — 1.3%
Arch Resources Inc	6,200	207
Berry Corp	16,930	65
Bonanza Creek Energy Inc *	16,588	366
Delek US Holdings Inc	7,800	104
DHT Holdings Inc	53,200	272
MRC Global Inc *	34,720	201
Murphy USA Inc	500	64
National Energy Services Reunited Corp *	12,730	111
New Fortress Energy Inc, Cl A (A)	4,293	185
NexTier Oilfield Solutions Inc *	30,628	86
PBF Energy Inc, Cl A	19,200	140
PDC Energy Inc *	10,159	170
Plug Power Inc *(A)	13,652	360
Renewable Energy Group Inc *	2,745	160
Select Energy Services Inc, Cl A *	6,648	28
Solaris Oilfield Infrastructure Inc, Cl A	9,710	65
Southwestern Energy Co *	110,400	343
Sunnova Energy International Inc *	7,335	297
Sunrun Inc *	2,899	186
Talos Energy Inc *	6,290	54
Tidewater Inc *	3,721	35
VAALCO Energy Inc *	68,300	109

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
W&T Offshore Inc *(A)	70,900	$139

		3,747

Financials — 17.2%
1st Source Corp	1,400	52
Alleghany Corp	450	259
Altabancorp	1,300	36
Amalgamated Bank, Cl A	12,056	153
A-Mark Precious Metals Inc	1,672	51
American Equity Investment Life Holding Co	21,000	552
American Financial Group Inc/OH	1,300	116
American National Group Inc	3,900	331
AMERISAFE Inc	1,600	88
Anworth Mortgage Asset Corp	33,554	72
Apollo Commercial Real Estate Finance Inc	18,100	195
Apollo Investment Corp	21,366	232
Arbor Realty Trust Inc ‡	22,000	293
Arrow Financial Corp	1,033	31
Artisan Partners Asset Management Inc, Cl A	5,100	230
Associated Banc-Corp	38,000	582
Assurant Inc	2,400	310
Assured Guaranty Ltd	11,200	337
Atlantic Capital Bancshares Inc *	8,585	121
Axis Capital Holdings Ltd	2,300	115
B Riley Financial Inc	3,933	142
Banco Latinoamericano de Comercio Exterior SA, Cl E	7,710	114
Bancorp Inc/The *	24,523	289
Bank of Marin Bancorp	7,150	248
BankUnited Inc	19,100	545
Berkshire Hills Bancorp Inc	10,300	169
BlackRock Capital Investment Corp	46,599	137
Bridgewater Bancshares Inc *	8,803	104
Brightsphere Investment Group Inc	36,000	637
Brookline Bancorp Inc	7,000	80
Brown & Brown Inc	6,400	288
BRP Group Inc, Cl A *	14,168	417
Cadence BanCorp, Cl A	10,295	144
Camden National Corp	11,800	405
Capital Bancorp Inc *	675	8
Capital City Bank Group Inc	1,600	36
Capstead Mortgage Corp ‡	7,002	39
Carter Bankshares Inc	12,180	114
Cathay General Bancorp	18,900	534
Central Pacific Financial Corp	9,520	156
CIT Group Inc	9,700	325
CNO Financial Group Inc	57,500	1,224
Columbia Financial Inc *	4,300	62
Community Trust Bancorp Inc	7,300	247
Crawford & Co, Cl A	19,750	145
CryoPort Inc *(A)	16,595	807
Curo Group Holdings Corp	11,370	98
Customers Bancorp Inc *	23,734	401

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Diamond Hill Investment Group Inc	300	$41
Dime Community Bancshares Inc	5,300	77
Donegal Group Inc, Cl A	9,051	127
Dynex Capital Inc	18,859	332
Employers Holdings Inc	2,700	82
Enova International Inc *	5,120	107
Erie Indemnity Co, Cl A	1,100	248
Everest Re Group Ltd	1,200	273
Exantas Capital Corp ‡	27,900	97
EZCORP Inc, Cl A *	36,610	186
FactSet Research Systems Inc	300	100
Farmers National Banc Corp	15,030	188
FB Financial Corp	9,600	306
Federal Agricultural Mortgage Corp, Cl C	7,700	521
Federated Hermes Inc, Cl B	21,200	569
Financial Institutions Inc	10,110	202
First American Financial Corp	3,000	145
First Bancshares Inc/The	4,437	121
First Busey Corp	21,900	438
First Business Financial Services Inc	9,400	178
First Commonwealth Financial Corp	44,900	434
First Community Bankshares Inc	12,140	256
First Financial Bankshares Inc	23,335	780
First Financial Corp/IN	4,610	175
First Horizon Corp	79,500	972
First of Long Island Corp/The	7,605	128
Flagstar Bancorp Inc	11,300	396
Flushing Financial Corp	22,861	325
FNB Corp/PA	59,300	524
FS KKR Capital Corp (A)	21,950	391
Fulton Financial Corp	25,500	314
Goosehead Insurance Inc, Cl A	1,560	192
Granite Point Mortgage Trust Inc	21,697	201
Great Southern Bancorp Inc	1,100	51
Great Western Bancorp Inc	17,500	288
Greenhill & Co Inc	10,570	138
Greenlight Capital Re Ltd, Cl A *	11,570	89
Hamilton Lane Inc, Cl A	20,575	1,438
Hancock Whitney Corp	12,300	346
Hanmi Financial Corp	28,430	277
Hanover Insurance Group Inc/The	7,500	843
HarborOne Bancorp Inc	41,220	404
HBT Financial Inc	13,070	183
HCI Group Inc	6,668	348
Heritage Commerce Corp	10,572	89
Heritage Insurance Holdings Inc	26,820	277
Hilltop Holdings Inc	17,000	410
HomeStreet Inc	8,400	272
HomeTrust Bancshares Inc	8,890	151
Hope Bancorp Inc	59,400	563
Houlihan Lokey Inc, Cl A	2,000	130
Independent Bank Corp/MI	33,460	569

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Bancshares Corp	17,200	$557
International Seaways Inc	2,500	42
Invesco Mortgage Capital Inc (A)	29,090	97
James River Group Holdings Ltd	2,200	100
Kinsale Capital Group Inc	7,356	1,767
Ladder Capital Corp, Cl A ‡	9,600	88
Lakeland Bancorp Inc	20,700	249
Macatawa Bank Corp	17,975	139
Mercantile Bank Corp	16,480	409
Merchants Bancorp/IN	1,500	40
Mercury General Corp	11,100	494
Meridian Bancorp Inc	5,000	68
MidWestOne Financial Group Inc	1,000	23
Morningstar Inc	1,400	280
Mr Cooper Group Inc *	8,905	237
National General Holdings Corp	1,332	45
New Mountain Finance Corp	22,600	271
New Residential Investment Corp ‡	31,400	291
New York Mortgage Trust Inc ‡	57,400	202
Nicolet Bankshares Inc *	800	53
Northwest Bancshares Inc	7,400	88
OceanFirst Financial Corp	4,800	76
OFG Bancorp	21,400	358
Old National Bancorp/IN	14,400	228
Old Republic International Corp	13,300	238
Oportun Financial Corp *	6,693	113
Oppenheimer Holdings Inc, Cl A	5,080	150
Palomar Holdings Inc, Cl A *	3,155	209
PCSB Financial Corp	13,413	205
Peapack-Gladstone Financial Corp	6,633	146
PennantPark Investment Corp	55,400	249
PennyMac Financial Services Inc	2,671	154
PennyMac Mortgage Investment Trust ‡	16,000	274
Peoples Bancorp Inc/OH	18,900	472
Piper Sandler Cos	400	37
PJT Partners Inc	2,200	152
Popular Inc	9,300	451
Premier Financial Corp	4,754	98
Professional Holding Corp, Cl A *	4,436	63
PROG Holdings Inc	4,300	271
Prospect Capital Corp	52,800	282
Provident Bancorp Inc	8,263	83
Pzena Investment Management Inc, Cl A	14,384	96
QCR Holdings Inc	1,500	52
RBB Bancorp	12,350	183
Ready Capital Corp	13,464	174
Regional Management Corp	11,372	304
Reliant Bancorp Inc	2,030	36
RenaissanceRe Holdings Ltd	1,800	296
Republic Bancorp Inc/KY, Cl A	8,000	282
Richmond Mutual BanCorp Inc	7,251	91
RLI Corp	2,100	201

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Safeguard Scientifics Inc	31,040	$199
Safety Insurance Group Inc	1,100	78
Selective Insurance Group Inc	2,200	136
Sierra Bancorp	1,600	35
Simmons First National Corp, Cl A	32,600	636
Sixth Street Specialty Lending Inc (A)	29,800	614
Stewart Information Services Corp	2,200	92
Stifel Financial Corp	10,545	731
Sturm Ruger & Co Inc	2,100	129
Synovus Financial Corp	33,400	1,054
TCF Financial Corp	12,400	417
Towne Bank/Portsmouth VA	2,800	61
Trean Insurance Group Inc *	2,228	32
TriCo Bancshares	2,600	85
TriState Capital Holdings Inc *	8,010	119
Trupanion Inc *	1,774	180
TrustCo Bank Corp NY	9,700	59
United Community Banks Inc/GA	26,900	643
United Fire Group Inc	2,000	44
Universal Insurance Holdings Inc (A)	11,400	159
Univest Financial Corp	22,860	419
Veritex Holdings Inc	10,800	234
Walker & Dunlop Inc	10,400	832
Washington Trust Bancorp Inc	1,300	51
Waterstone Financial Inc	35,329	621
Westwood Holdings Group Inc	2,010	24
White Mountains Insurance Group Ltd	200	192
WisdomTree Investments Inc	23,890	102
WSFS Financial Corp	1,800	69

		47,974

Health Care — 15.8%
Abeona Therapeutics Inc *	43,889	71
Acceleron Pharma Inc *	1,600	189
Accuray Inc *	38,433	171
Addus HomeCare Corp *	11,100	1,102
Affimed NV *	82,682	442
Agenus Inc *	65,299	242
Akero Therapeutics Inc *	1,500	43
Albireo Pharma Inc *	4,910	183
Alphatec Holdings Inc *	27,732	291
American Renal Associates Holdings Inc *	11,539	132
Amicus Therapeutics Inc *	15,443	354
Amphastar Pharmaceuticals Inc *	3,800	68
AnaptysBio Inc *	1,994	51
Anika Therapeutics Inc *	7,364	278
Antares Pharma Inc *	49,710	155
Applied Therapeutics Inc *	1,400	32
Apyx Medical Corp *	15,108	116
Arcturus Therapeutics Holdings Inc *	2,303	211
Arcus Biosciences Inc *	2,100	57
Ardelyx Inc *	11,218	71
Arrowhead Pharmaceuticals Inc *	3,914	245

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Assembly Biosciences Inc *	3,000	$17
Atreca Inc, Cl A *	8,201	127
AtriCure Inc *	3,000	130
Atrion Corp	100	60
Avid Bioservices Inc *	52,626	480
Avidity Biosciences Inc *	16,900	506
Axonics Modulation Technologies Inc *	3,336	146
BioDelivery Sciences International Inc *	153,500	583
Biohaven Pharmaceutical Holding Co Ltd *	2,148	191
Bio-Rad Laboratories Inc, Cl A *	450	242
BioSpecifics Technologies Corp *	700	62
Bio-Techne Corp	1,000	303
Blueprint Medicines Corp *	2,798	302
Bruker Corp	1,000	51
Cardiff Oncology Inc *	11,394	282
CareDx Inc *	4,650	266
Castle Biosciences Inc *	6,695	318
Catalent Inc *	3,900	375
Catalyst Pharmaceuticals Inc *	58,445	214
Cellular Biomedicine Group Inc *	1,700	31
Charles River Laboratories International Inc *	700	164
Chemed Corp	700	335
Chiasma Inc *	28,505	122
ChromaDex Corp *	5,600	28
Collegium Pharmaceutical Inc *	3,300	61
Concert Pharmaceuticals Inc *	3,500	40
CorVel Corp *	900	81
Cross Country Healthcare Inc *	17,460	152
CryoLife Inc *	2,400	50
Cutera Inc *	13,782	345
CytomX Therapeutics Inc *	16,826	127
CytoSorbents Corp *	16,292	137
Denali Therapeutics Inc *	4,961	303
Eagle Pharmaceuticals Inc/DE *	5,343	243
Eidos Therapeutics Inc *	1,200	111
Eiger BioPharmaceuticals Inc *	7,770	71
Electromed Inc *	15,440	156
Encompass Health Corp	4,500	363
Ensign Group Inc/The	28,501	2,048
Enzo Biochem Inc *	64,403	140
Evolent Health Inc, Cl A *	18,508	269
Fate Therapeutics Inc *	4,933	288
Five Prime Therapeutics Inc *	9,514	179
Flexion Therapeutics Inc *	2,720	29
Fulcrum Therapeutics Inc *	522	6
Fulgent Genetics Inc *(A)	2,440	110
G1 Therapeutics Inc *	21,568	394
Globus Medical Inc, Cl A *	3,800	228
Haemonetics Corp *	1,900	214
Halozyme Therapeutics Inc *	27,893	1,091
Harpoon Therapeutics Inc *	4,349	65

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HealthStream Inc *	4,400	$82
Heska Corp *	2,630	329
Hill-Rom Holdings Inc	3,000	285
Homology Medicines Inc *	3,500	34
Immunovant Inc *	4,821	237
Innoviva Inc *	43,200	452
Inovalon Holdings Inc, Cl A *	6,400	120
Insmed Inc *	6,107	238
Inspire Medical Systems Inc *	1,680	312
Integer Holdings Corp *	1,100	79
Integra LifeSciences Holdings Corp *	3,400	186
Intersect ENT Inc *	8,250	158
Invacare Corp	13,670	117
Invitae Corp *	5,371	267
iRadimed Corp *	4,949	121
iRhythm Technologies Inc *	868	212
Jazz Pharmaceuticals PLC *	2,400	338
Joint Corp/The *	10,918	274
Kindred Biosciences Inc *	18,631	73
Kiniksa Pharmaceuticals Ltd, Cl A *	6,783	127
Kodiak Sciences Inc *	2,122	290
Krystal Biotech Inc *	1,200	66
Kura Oncology Inc *	5,613	204
Lannett Co Inc *	22,679	140
Lantheus Holdings Inc *	26,780	352
LeMaitre Vascular Inc	4,345	171
Marinus Pharmaceuticals Inc *(A)	10,896	173
Masimo Corp *	1,100	280
MEDNAX Inc *	21,200	428
Medpace Holdings Inc *	700	90
MeiraGTx Holdings PLC *	13,280	187
Meridian Bioscience Inc *	7,634	144
Mesa Laboratories Inc	400	109
Mirati Therapeutics Inc *	1,616	384
Mustang Bio Inc *	24,791	92
NanoString Technologies Inc *	4,246	211
Natera Inc *	27,523	2,429
National HealthCare Corp	1,400	87
National Research Corp, Cl A	1,100	56
Natus Medical Inc *	4,300	90
Neogen Corp *	3,100	230
Neoleukin Therapeutics Inc *	2,830	36
Neurocrine Biosciences Inc *	500	48
NextGen Healthcare Inc *	5,200	92
NGM Biopharmaceuticals Inc *	2,500	59
Ocular Therapeutix Inc *	12,992	227
Omnicell Inc *	4,288	450
Orthofix Medical Inc *	2,200	81
OrthoPediatrics Corp *	1,100	50
Owens & Minor Inc	19,135	493
Oyster Point Pharma Inc *	3,118	68
Patterson Cos Inc (A)	11,000	305

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Penumbra Inc *(A)	776	$172
Perrigo Co PLC	5,400	260
Personalis Inc *	6,492	179
Phibro Animal Health Corp, Cl A	2,300	43
Pieris Pharmaceuticals Inc *	30,339	89
PRA Health Sciences Inc *	1,300	146
Precision BioSciences Inc *	12,172	152
Prestige Consumer Healthcare Inc *	16,779	597
Prevail Therapeutics Inc *	6,860	70
Progyny Inc *(A)	29,759	1,056
Protagonist Therapeutics Inc *	12,499	302
Prothena Corp PLC *	12,580	142
Providence Service Corp/The *	2,795	380
QIAGEN NV *	3,100	150
Quidel Corp *	979	191
R1 RCM Inc *	11,891	241
Relmada Therapeutics Inc *	1,400	50
Repligen Corp *	12,881	2,443
Replimune Group Inc *	4,594	237
Revance Therapeutics Inc *	500	12
Rhythm Pharmaceuticals Inc *	3,400	105
Rigel Pharmaceuticals Inc *	180,193	546
Scholar Rock Holding Corp *	5,404	269
Seagen Inc *	500	85
SeaSpine Holdings Corp *	2,700	38
Select Medical Holdings Corp *	20,000	482
Seres Therapeutics Inc *	5,556	153
Shockwave Medical Inc *	3,262	319
SIGA Technologies Inc *	37,916	263
Silk Road Medical Inc *	5,795	332
Simulations Plus Inc	2,500	140
SOC Telemed Inc *(A)	14,450	117
Spectrum Pharmaceuticals Inc *	18,260	86
Spero Therapeutics Inc *	6,570	109
STAAR Surgical Co *	4,995	356
STERIS PLC	1,400	271
Stoke Therapeutics Inc *	1,400	73
Surmodics Inc *	3,666	137
Sutro Biopharma Inc *	6,777	116
Syros Pharmaceuticals Inc *	19,316	157
Tenet Healthcare Corp *	10,000	314
TG Therapeutics Inc *	6,952	204
Translate Bio Inc *	4,100	91
Travere Therapeutics Inc *	4,200	96
Turning Point Therapeutics Inc *	1,739	185
Twist Bioscience Corp *	4,026	450
Ultragenyx Pharmaceutical Inc *	2,346	278
United Therapeutics Corp *	6,800	902
Utah Medical Products Inc	1,179	102
Veracyte Inc *	5,089	277
Vericel Corp *	12,315	315
Viemed Healthcare Inc *	13,071	127

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Voyager Therapeutics Inc *	20,022	$167
West Pharmaceutical Services Inc	900	248
Y-mAbs Therapeutics Inc *	2,200	112

		44,237

Industrials — 17.4%
ACCO Brands Corp	49,600	380
Advanced Drainage Systems Inc	2,338	163
AGCO Corp	2,371	219
Air Lease Corp, Cl A	10,400	380
Air Transport Services Group Inc *	59,341	1,824
Alaska Air Group Inc	7,945	405
Allied Motion Technologies Inc	1,500	61
Altra Industrial Motion Corp	29,691	1,685
Ameresco Inc, Cl A *	4,082	182
American Superconductor Corp *	22,447	446
American Woodmark Corp *	3,200	280
Apogee Enterprises Inc	19,000	499
Applied Industrial Technologies Inc	1,500	118
ArcBest Corp	11,200	469
Atkore International Group Inc *	20,100	783
Atlas Air Worldwide Holdings Inc *	8,800	491
Barrett Business Services Inc	700	47
Bloom Energy Corp, Cl A *	9,134	224
Builders FirstSource Inc *	24,965	934
CAI International Inc	8,805	279
Casella Waste Systems Inc, Cl A *	3,400	205
CECO Environmental Corp *	18,571	137
Chart Industries Inc *	2,642	273
Clean Harbors Inc *	3,200	232
Cornerstone Building Brands Inc *	29,842	261
Covenant Logistics Group Inc, Cl A *	17,616	326
CRA International Inc	18,352	841
Crane Co	9,600	667
CSW Industrials Inc	1,500	161
Curtiss-Wright Corp	4,300	496
Ducommun Inc *	7,215	359
DXP Enterprises Inc/TX *	12,221	257
Echo Global Logistics Inc *	8,400	238
EMCOR Group Inc	5,000	431
Energy Recovery Inc *	40,939	437
Ennis Inc	34,540	566
Exponent Inc	27,495	2,282
Federal Signal Corp	27,320	848
Forrester Research Inc *	1,800	74
Forward Air Corp	2,300	168
Foundation Building Materials Inc *	17,690	340
Franklin Covey Co *	8,260	181
FTI Consulting Inc *	2,300	242
Generac Holdings Inc *	10,143	2,187
GMS Inc *	10,500	328
Great Lakes Dredge & Dock Corp *	14,930	169
Hawaiian Holdings Inc	22,200	450

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Heartland Express Inc	4,400	$81
Heidrick & Struggles International Inc	13,376	349
Heritage-Crystal Clean Inc *	2,000	39
Herman Miller Inc	13,400	478
Hub Group Inc, Cl A *	2,700	147
Hubbell Inc, Cl B	1,800	291
Huron Consulting Group Inc *	2,200	97
Hyster-Yale Materials Handling Inc	6,900	380
IAA Inc *	3,718	223
ICF International Inc	1,500	109
IES Holdings Inc *	1,200	44
Insteel Industries Inc	3,582	83
Interface Inc, Cl A	27,300	228
JetBlue Airways Corp *	30,300	457
John Bean Technologies Corp	6,640	734
Kadant Inc	600	77
Kelly Services Inc, Cl A	18,800	385
Kforce Inc	10,800	443
Kimball International Inc, Cl B	8,000	87
Knoll Inc	18,300	250
Landstar System Inc	2,000	263
Marten Transport Ltd	5,600	99
MasTec Inc *	10,300	584
Matson Inc	4,273	248
Mercury Systems Inc *	7,220	514
Meritor Inc *	24,400	644
Miller Industries Inc/TN	6,397	214
MSA Safety Inc (A)	7,465	1,116
MYR Group Inc *	9,050	463
National Presto Industries Inc	500	43
Northwest Pipe Co *	10,110	291
Orion Energy Systems Inc *	8,710	90
Park Aerospace Corp	26,732	340
Park-Ohio Holdings Corp	7,900	222
Powell Industries Inc	15,347	396
Primoris Services Corp	24,100	584
Quad/Graphics Inc, Cl A	21,039	65
Quanex Building Products Corp	14,431	297
Quanta Services Inc	3,593	246
Radiant Logistics Inc *	4,900	29
RBC Bearings Inc *	3,550	599
Regal Beloit Corp	1,860	221
Resources Connection Inc	31,100	377
Rush Enterprises Inc, Cl A	5,100	195
Saia Inc *	2,971	519
Schneider National Inc, Cl B	4,900	102
Shyft Group Inc/The	13,329	346
SkyWest Inc	8,900	382
SP Plus Corp *	3,484	99
Standex International Corp	1,200	91
Steelcase Inc, Cl A	34,700	422
Stericycle Inc *	3,900	275

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sterling Construction Co Inc *	8,960	$143
Systemax Inc	17,192	529
Terex Corp	6,700	208
Tetra Tech Inc	5,880	701
Textainer Group Holdings Ltd *	14,650	270
Timken Co/The	3,016	221
Toro Co/The	300	27
Trex Co Inc *	30,243	2,263
TriMas Corp *	4,400	118
Triton International Ltd/Bermuda	22,602	1,023
TrueBlue Inc *	2,800	53
Tutor Perini Corp *	18,993	257
UniFirst Corp/MA	900	166
Universal Logistics Holdings Inc	24,240	521
US Xpress Enterprises Inc, Cl A *	8,010	60
Vectrus Inc *	3,382	161
Veritiv Corp *	5,420	101
Vertiv Holdings Co, Cl A	76,660	1,434
Vicor Corp *	2,010	165
Wabash National Corp (A)	37,532	664
Werner Enterprises Inc	4,500	180
WESCO International Inc *	10,100	659
Willdan Group Inc *	3,870	150

		48,457

Information Technology — 16.2%
A10 Networks Inc *	79,141	632
Agilysys Inc *	13,914	520
Alliance Data Systems Corp	3,111	228
Amdocs Ltd	5,200	342
American Software Inc/GA, Cl A	19,626	322
Amkor Technology Inc	49,700	733
Appian Corp, Cl A *	1,764	247
Aspen Technology Inc *	2,200	296
Avalara Inc *	13,140	2,257
Avaya Holdings Corp *	17,907	333
Avid Technology Inc *	21,960	267
Axcelis Technologies Inc *	3,100	84
Bandwidth Inc, Cl A *	1,400	212
Bel Fuse Inc, Cl B	10,088	148
Benchmark Electronics Inc	17,900	435
Bill.com Holdings Inc *	1,493	183
Blackline Inc *	2,881	354
Brightcove Inc *	49,032	819
Calix Inc *	9,739	231
Casa Systems Inc *	36,817	195
Cass Information Systems Inc	1,900	81
CDK Global Inc	2,500	120
Cerence Inc *	2,742	249
ChannelAdvisor Corp *	11,156	165
Ciena Corp *	7,000	314
Cirrus Logic Inc *	3,600	288
Cohu Inc	8,001	227

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CommVault Systems Inc *	3,600	$172
Computer Programs and Systems Inc	7,860	223
Comtech Telecommunications Corp	19,224	366
Cree Inc *	2,586	234
CSG Systems International Inc	15,200	659
CyberOptics Corp *	6,841	183
Digi International Inc *	10,243	176
Digital Turbine Inc *	12,256	551
Diodes Inc *	8,200	557
DocuSign Inc, Cl A *	600	137
Dolby Laboratories Inc, Cl A	3,082	273
DSP Group Inc *	23,211	391
Ebix Inc (A)	11,600	395
EchoStar Corp, Cl A *	4,300	102
eGain Corp *	14,084	160
Endurance International Group Holdings Inc *	20,220	192
Entegris Inc	1,761	163
EPAM Systems Inc *	600	193
Everbridge Inc *	650	82
EVERTEC Inc	5,400	201
ExlService Holdings Inc *	3,000	250
Fair Isaac Corp *	800	378
Genasys Inc *	23,787	168
Genpact Ltd	9,000	366
Globant SA *	1,600	302
GSI Technology Inc *	16,772	111
Hackett Group Inc/The	28,730	405
Harmonic Inc *	29,643	194
I3 Verticals Inc, Cl A *	1,700	47
Ichor Holdings Ltd *	8,837	282
II-VI Inc *	5,162	349
Insight Enterprises Inc *	8,600	615
Intelligent Systems Corp *	900	35
International Money Express Inc *	35,189	554
J2 Global Inc *	3,600	323
Kimball Electronics Inc *	4,566	70
Leidos Holdings Inc	700	70
Littelfuse Inc	6,096	1,466
LivePerson Inc *(A)	19,035	1,112
ManTech International Corp/VA, Cl A	2,400	185
MAXIMUS Inc	4,200	302
Methode Electronics Inc	18,200	637
MicroStrategy Inc, Cl A *	900	308
Mitek Systems Inc *	34,864	411
MobileIron Inc *	40,196	283
Model N Inc *	3,700	127
Monolithic Power Systems Inc	7,587	2,428
Napco Security Technologies Inc *	8,761	267
National Instruments Corp	4,000	150
NeoPhotonics Corp *	66,597	537
NIC Inc	8,700	204

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
nLight Inc *	11,426	$343
Nova Measuring Instruments Ltd *(A)	14,705	949
Novanta Inc *	9,389	1,126
Nuance Communications Inc *	8,441	364
NVE Corp	600	31
OSI Systems Inc *	1,100	97
PC Connection Inc	2,200	100
PDF Solutions Inc *	10,360	229
Pegasystems Inc	500	65
Perficient Inc *	4,200	191
Photronics Inc *	6,900	80
Power Integrations Inc	8,530	609
Progress Software Corp	4,100	164
QAD Inc, Cl A	3,410	195
Qualys Inc *	300	28
Rambus Inc *	9,200	145
RealPage Inc *	2,800	193
Ribbon Communications Inc *	26,775	184
Rimini Street Inc *	20,680	90
RingCentral Inc, Cl A *	697	207
Rogers Corp *	1,480	217
Sailpoint Technologies Holdings Inc *	6,625	308
Sanmina Corp *	14,000	445
Sapiens International Corp NV	2,500	75
ScanSource Inc *	9,300	233
Science Applications International Corp	3,400	315
SecureWorks Corp, Cl A *	35,173	397
Silicon Laboratories Inc *	10,580	1,240
SiTime Corp *	1,970	171
SMART Global Holdings Inc *	18,688	574
Sprout Social Inc, Cl A *	5,815	299
SPS Commerce Inc *	5,043	520
SunPower Corp, Cl A *(A)	10,677	237
Sykes Enterprises Inc *	16,400	617
Telenav Inc *	69,306	329
TTEC Holdings Inc	4,979	337
TTM Technologies Inc *	18,900	247
Tucows Inc, Cl A *	900	65
Tyler Technologies Inc *	600	257
Ultra Clean Holdings Inc *	12,700	402
Upland Software Inc *	1,200	55
Varonis Systems Inc *	1,267	153
Veeco Instruments Inc *	10,306	171
Verint Systems Inc *	1,800	103
Viavi Solutions Inc *	41,775	566
Vishay Intertechnology Inc	23,300	451
Vishay Precision Group Inc *	11,109	325
Vocera Communications Inc *	1,900	64
WNS Holdings Ltd ADR *	16,860	1,187
Workiva Inc, Cl A *	3,466	260
Xperi Holding Corp	11,900	227

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zix Corp *	37,990	$274

		45,139

Materials — 3.6%
AdvanSix Inc *	13,000	231
American Vanguard Corp	8,310	126
AptarGroup Inc	1,300	164
Balchem Corp	2,300	239
Cabot Corp	9,000	373
Century Aluminum Co *	30,547	310
Chase Corp	700	74
Clearwater Paper Corp *	3,860	135
Commercial Metals Co	19,700	392
Domtar Corp	7,600	229
Element Solutions Inc	16,122	223
Forterra Inc *	31,058	576
Gold Resource Corp	31,560	94
Greif Inc, Cl A	21,600	1,050
Hawkins Inc	2,700	136
Koppers Holdings Inc *	28,349	767
Kronos Worldwide Inc	12,500	172
Livent Corp *	13,731	208
Materion Corp	2,100	122
Myers Industries Inc	32,177	547
NewMarket Corp	400	148
Novagold Resources Inc *	22,600	225
O-I Glass Inc, Cl I	19,700	223
Ranpak Holdings Corp, Cl A *	8,040	91
Resolute Forest Products Inc *	48,200	264
Royal Gold Inc	3,000	331
Ryerson Holding Corp *	17,402	187
Schnitzer Steel Industries Inc, Cl A	15,750	404
Schweitzer-Mauduit International Inc	8,200	285
Scotts Miracle-Gro Co/The, Cl A	860	151
Silgan Holdings Inc	10,900	368
Stepan Co	600	70
Tredegar Corp	25,700	406
Trinseo SA	6,500	247
UFP Technologies Inc *	900	40
US Concrete Inc *	8,626	306
Verso Corp	17,153	185

		10,099

Real Estate — 4.2%
Alexander’s Inc ‡	200	55
American Assets Trust Inc ‡	11,400	327
Americold Realty Trust ‡	9,440	322
Ashford Hospitality Trust Inc ‡	5,150	14
Camden Property Trust ‡	3,200	316
CatchMark Timber Trust Inc, Cl A ‡	6,100	58
Cedar Realty Trust Inc ‡(A)	20,167	160
Chatham Lodging Trust ‡	19,300	212
Community Healthcare Trust Inc ‡	1,900	86

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CoreCivic Inc ‡	22,000	$156
CorEnergy Infrastructure Trust Inc ‡(A)	10,900	65
CTO Realty Growth Inc	1,513	62
DiamondRock Hospitality Co ‡	31,700	238
EastGroup Properties Inc ‡	2,100	286
Equity Commonwealth ‡	8,400	223
Equity LifeStyle Properties Inc ‡	6,000	352
Franklin Street Properties Corp ‡	45,400	211
FRP Holdings Inc *	700	32
Getty Realty Corp ‡	4,300	122
Gladstone Commercial Corp ‡	5,100	92
Gladstone Land Corp ‡	2,500	36
Global Medical REIT Inc ‡	17,100	234
Global Net Lease Inc ‡	18,300	305
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	3,973	217
Healthcare Realty Trust Inc ‡	2,000	59
Hersha Hospitality Trust, Cl A ‡	11,300	92
Highwoods Properties Inc ‡	1,700	65
Independence Realty Trust Inc ‡	9,700	125
Industrial Logistics Properties Trust ‡	22,400	487
Investors Real Estate Trust ‡	1,440	100
Kite Realty Group Trust ‡	26,500	382
Life Storage Inc ‡	2,300	252
Monmouth Real Estate Investment Corp, Cl A ‡	9,300	138
National Health Investors Inc ‡	5,300	343
National Storage Affiliates Trust ‡	5,200	177
NexPoint Residential Trust Inc ‡	1,900	84
Office Properties Income Trust ‡	13,400	306
One Liberty Properties Inc ‡	2,132	38
Outfront Media Inc ‡	12,300	233
Piedmont Office Realty Trust Inc, Cl A ‡	11,400	178
Plymouth Industrial REIT Inc ‡	2,000	26
Preferred Apartment Communities Inc, Cl A ‡	15,000	117
PS Business Parks Inc ‡	1,500	198
RE/MAX Holdings Inc, Cl A	5,926	185
Realogy Holdings Corp *	16,700	206
Retail Value Inc ‡	9,994	154
Rexford Industrial Realty Inc ‡	23,258	1,114
RMR Group Inc/The, Cl A	1,800	67
Ryman Hospitality Properties Inc ‡	4,184	269
Sabra Health Care ‡	32,000	527
Safehold Inc ‡	1,200	82
Service Properties Trust ‡	21,900	260
SITE Centers Corp ‡	30,000	303
Summit Hotel Properties Inc ‡	28,200	245
Sun Communities Inc ‡	2,000	278
Tanger Factory Outlet Centers Inc ‡(A)	17,600	166
Tejon Ranch Co *	6,660	95
Terreno Realty Corp ‡	500	29

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UMH Properties Inc ‡	7,718	$111

		11,672

Utilities — 2.5%
ALLETE Inc	3,400	191
American States Water Co	2,800	207
Artesian Resources Corp, Cl A	5,465	202
Atlantic Power Corp *	100,260	207
Atmos Energy Corp	2,300	221
Black Hills Corp	4,100	249
Cadiz Inc *	3,000	30
California Water Service Group	2,600	129
Chesapeake Utilities Corp	1,500	156
Consolidated Water Co Ltd	18,908	207
Genie Energy Ltd, Cl B	35,641	296
Hawaiian Electric Industries Inc	7,000	251
IDACORP Inc	2,900	263
MDU Resources Group Inc	18,400	459
Middlesex Water Co	1,700	116
National Fuel Gas Co	24,500	1,009
NorthWestern Corp	3,900	226
NRG Energy Inc	7,800	255
OGE Energy Corp	4,600	149
ONE Gas Inc	3,300	261
Ormat Technologies Inc	3,300	260
PICO Holdings Inc *	8,153	71
Pinnacle West Capital Corp	4,000	327
PNM Resources Inc	1,000	49
Portland General Electric Co	6,000	248
Pure Cycle Corp *	42,169	402
Southwest Gas Holdings Inc	1,400	90
Spark Energy Inc, Cl A	6,935	64
Spire Inc	3,800	243
UGI Corp	2,100	75
Unitil Corp	2,200	90
York Water Co/The	1,700	77

		7,080

Total Common Stock (Cost $235,408) ($ Thousands)		276,130

	Number of Rights

RIGHTS — 0.0%
Media General Inc CVR *‡‡(B)	1,155	–

Total Rights (Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 4.8%
SEI Liquidity Fund, L.P. 0.070% **† (C)	13,427,347	$13,430

Total Affiliated Partnership (Cost $13,427) ($ Thousands)		13,430

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	3,732,394	3,732
Total Cash Equivalent (Cost $3,732) ($ Thousands)		3,732

Total Investments in Securities — 105.0% (Cost $252,567) ($ Thousands)		$293,292

Percentages are based on Net Assets of $279,366 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (See Note 12). The total market value of securities on loan at November 30, 2020 was $12,914 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	This security was purchased with cash collateral held from securities on loan (See Note 12). The total market value of such securities as of November 30, 2020 was $13,430 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	276,130	–	–	276,130
Rights	–	–	–^	–
Affiliated Partnership	–	13,430	–	13,430
Cash Equivalent	3,732	–	–	3,732

Total Investments in Securities	279,862	13,430	–	293,292

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap Fund (Continued)

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$19,356	$ 34,288	$ (40,209)	$—	$(5)	$13,430	13,427,347	$62	$—
SEI Daily Income Trust, Government Fund, Cl F	2,845	35,903	(35,016)	—	—	3,732	3,732,394	—	—

Totals	$22,201	$70,191	$(75,225)	$—	$(5)	$17,162		$62	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 3.2%
Boingo Wireless Inc *	12,930	$183
Boston Omaha Corp, Cl A *	4,686	109
Cable One Inc	403	798
Cardlytics Inc *(A)	5,470	649
Cars.com Inc *	19,890	222
Cinemark Holdings Inc (A)	100,978	1,560
Cogent Communications Holdings Inc	21,545	1,253
comScore Inc *	33,390	85
Consolidated Communications Holdings Inc	58,699	329
Lions Gate Entertainment Corp, Cl A *	197,222	1,921
MSG Networks Inc *	21,885	266
Nexstar Media Group Inc, Cl A	7,698	810
Ooma Inc *	11,570	181
QuinStreet Inc *	13,986	249
Shutterstock Inc	18,603	1,279
TechTarget Inc *	12,827	673
TEGNA Inc	79,366	1,144
TrueCar Inc *	69,636	284
Upwork Inc *	18,497	605

		12,600

Consumer Discretionary — 12.9%
Advance Auto Parts Inc	4,481	662
American Axle & Manufacturing Holdings Inc *	14,780	118
American Eagle Outfitters Inc (A)	176,250	3,171
American Outdoor Brands Inc *	1,285	18
American Public Education Inc *	19,804	615
America’s Car-Mart Inc/TX *	3,306	345
Bally’s Corp	14,225	632
Beazer Homes USA Inc *	34,980	518
Bloomin’ Brands Inc	64,094	1,122
Brinker International Inc	8,276	415
Brunswick Corp/DE	12,055	900
Buckle Inc/The (A)	10,309	276
Callaway Golf Co	23,461	499
CarParts.com Inc *(A)	40,448	610
Carriage Services Inc, Cl A	23,319	635
Carter’s Inc	8,735	777
Cato Corp/The, Cl A	24,450	197
Churchill Downs Inc	4,524	814
Chuy’s Holdings Inc *	15,557	369
Citi Trends Inc	5,633	191
Clarus Corp	26,647	384
Cooper-Standard Holdings Inc *	9,665	328
Core-Mark Holding Co Inc	26,890	839
Dave & Buster’s Entertainment Inc (A)	42,108	1,066
Deckers Outdoor Corp *	2,292	584
Del Taco Restaurants Inc *	12,490	111
Domino’s Pizza Inc	1,992	782
El Pollo Loco Holdings Inc *	33,575	526
Ethan Allen Interiors Inc	33,130	605

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fiesta Restaurant Group Inc *	12,950	$152
Floor & Decor Holdings Inc, Cl A *	5,256	421
Fox Factory Holding Corp *	1,876	164
Gentex Corp	16,153	526
Grand Canyon Education Inc *	2,740	229
Green Brick Partners Inc *	54,812	1,193
Group 1 Automotive Inc (A)	4,141	492
GrowGeneration Corp *(A)	15,818	556
Hamilton Beach Brands Holding Co, Cl A	3,312	62
Hanesbrands Inc	22,683	322
Haverty Furniture Cos Inc	23,382	636
Hibbett Sports Inc *	6,773	279
Hooker Furniture Corp	18,242	552
Johnson Outdoors Inc, Cl A	6,277	525
KB Home	11,601	408
Lands’ End Inc *	5,292	132
Lithia Motors Inc, Cl A	1,474	426
Lovesac Co/The *(A)	13,460	429
Magnite Inc *	37,810	718
Malibu Boats Inc, Cl A *	4,883	278
Marine Products Corp	4,790	74
Modine Manufacturing Co *	336,570	3,675
Monro Inc	15,859	746
Noodles & Co, Cl A *	17,000	135
Norwegian Cruise Line Holdings Ltd *(A)	56,632	1,295
Oxford Industries Inc	8,395	468
Penn National Gaming Inc *	9,648	675
PlayAGS Inc *	50,482	248
Pool Corp	2,370	820
Purple Innovation Inc, Cl A *	14,414	430
RH *(A)	1,990	902
Sally Beauty Holdings Inc *	65,051	748
Scientific Games Corp, Cl A *	13,759	513
Shift Technologies *(A)	27,621	259
Skechers USA Inc, Cl A *	33,551	1,123
Smith & Wesson Brands Inc	5,143	81
Sonos Inc *	24,489	545
Sportsman’s Warehouse Holdings Inc *	17,470	243
Steven Madden Ltd	23,357	735
Stitch Fix Inc, Cl A *	13,364	541
Superior Group of Cos Inc	8,290	180
Taylor Morrison Home Corp, Cl A *	49,691	1,256
Texas Roadhouse Inc, Cl A	16,211	1,229
Tilly’s Inc, Cl A	40,010	365
TopBuild Corp *	2,543	443
Tractor Supply Co	6,227	877
Tupperware Brands Corp	15,130	509
Turtle Beach Corp *	5,280	99
Urban Outfitters Inc *	51,751	1,417
Vera Bradley Inc *	9,494	81
Vista Outdoor Inc *	44,081	909
VOXX International Corp, Cl A *	3,980	51

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Waitr Holdings Inc *	42,850	$142
Weyco Group Inc	5,330	96
Williams-Sonoma Inc	3,632	398
Wingstop Inc	2,157	275
Winmark Corp	2,529	455
XPEL Inc *	12,008	455
YETI Holdings Inc *	8,438	533
Zumiez Inc *	10,677	396

		51,031

Consumer Staples — 5.4%
BJ’s Wholesale Club Holdings Inc *	22,459	921
Calavo Growers Inc	10,160	728
Cal-Maine Foods Inc	15,887	622
Casey’s General Stores Inc	4,279	777
Celsius Holdings Inc *(A)	15,240	492
Central Garden & Pet Co, Cl A *	12,294	492
Chefs’ Warehouse Inc/The *	23,617	544
Cimpress PLC *(A)	3,800	341
Darling Ingredients Inc *	9,444	456
elf Beauty Inc *	16,828	366
Energizer Holdings Inc	12,496	523
Freshpet Inc *	5,501	753
Hain Celestial Group Inc/The *	21,303	820
Hostess Brands Inc, Cl A *	76,945	1,043
Ingles Markets Inc, Cl A	5,490	206
Ingredion Inc	16,194	1,249
J & J Snack Foods Corp	5,193	755
Lamb Weston Holdings Inc	9,499	688
Landec Corp *	12,319	128
Lifevantage Corp *	30,672	326
Medifast Inc	2,911	594
MGP Ingredients Inc (A)	15,441	673
Natural Grocers by Vitamin Cottage Inc	32,339	471
Pilgrim’s Pride Corp *	57,782	1,092
Sanderson Farms Inc	8,225	1,125
SpartanNash Co	5,816	110
Spectrum Brands Holdings Inc	10,795	721
Tootsie Roll Industries Inc (A)	16,796	520
TreeHouse Foods Inc *	39,748	1,635
Turning Point Brands Inc	15,210	594
United Natural Foods Inc *	8,200	141
Utz Brands Inc (A)	25,439	513
Village Super Market Inc, Cl A	13,739	318
Vital Farms Inc *	1,087	32
Weis Markets Inc	11,871	565

		21,334

Energy — 3.4%
Berry Corp	20,570	79
Bonanza Creek Energy Inc *	5,217	115
Cabot Oil & Gas Corp, Cl A	72,125	1,264
Cimarex Energy Co	58,159	2,091

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Delek US Holdings Inc	148,955	$1,980
Diamondback Energy Inc	6,563	262
DMC Global Inc (A)	11,958	488
Evolution Petroleum Corp	47,368	144
MRC Global Inc *	35,440	205
Murphy USA Inc	14,963	1,918
National Energy Services Reunited Corp *	13,460	118
NCS Multistage Holdings Inc *	59,209	60
New Fortress Energy Inc, Cl A (A)	10,347	446
NexTier Oilfield Solutions Inc *	37,907	106
Parsley Energy Inc, Cl A	46,295	580
PDC Energy Inc *	25,663	429
Plug Power Inc *(A)	32,894	868
Renewable Energy Group Inc *	6,614	384
RigNet Inc *	42,899	231
Select Energy Services Inc, Cl A *	40,681	172
Solaris Oilfield Infrastructure Inc, Cl A	11,800	79
Sunnova Energy International Inc *	17,699	717
Sunrun Inc *	6,986	448
Talos Energy Inc *	6,300	54
Tidewater Inc *	8,491	81

		13,319

Financials — 17.6%
Affiliated Managers Group Inc	5,827	508
Amalgamated Bank, Cl A	13,720	175
A-Mark Precious Metals Inc	1,671	51
American Equity Investment Life Holding Co	31,087	817
Anworth Mortgage Asset Corp	36,437	78
Argo Group International Holdings Ltd	56,631	2,219
Artisan Partners Asset Management Inc, Cl A	12,305	554
Atlantic Capital Bancshares Inc *	9,661	136
B Riley Financial Inc	5,224	189
Banco Latinoamericano de Comercio Exterior SA, Cl E	6,740	100
Bancorp Inc/The *	24,707	292
Bank of Marin Bancorp	6,490	225
Bank of NT Butterfield & Son Ltd/The	46,218	1,463
Bank OZK	28,858	807
BankUnited Inc	147,707	4,211
Blackstone Mortgage Trust Inc, Cl A ‡	42,831	1,113
Bridgewater Bancshares Inc *	11,187	132
BRP Group Inc, Cl A *	24,988	736
Capstead Mortgage Corp ‡	11,170	63
Carter Bankshares Inc	14,975	140
Central Pacific Financial Corp	9,730	159
CNO Financial Group Inc	163,400	3,477
Cohen & Steers Inc	14,264	1,009
Crawford & Co, Cl A	24,180	178
Curo Group Holdings Corp	12,570	109
Customers Bancorp Inc *	12,231	207
Donegal Group Inc, Cl A	10,560	148
Dynex Capital Inc (A)	52,069	917

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enova International Inc *	3,700	$77
ESSA Bancorp Inc	5,750	91
EZCORP Inc, Cl A *	42,500	216
FactSet Research Systems Inc	2,728	910
Farmers National Banc Corp	13,160	165
First Bancshares Inc/The	3,308	91
First Commonwealth Financial Corp	149,129	1,442
First Community Bankshares Inc	11,860	250
First Financial Corp/IN	3,860	146
First Horizon Corp	450,950	5,511
First of Long Island Corp/The	8,291	139
Flushing Financial Corp	18,150	258
FNB Corp/PA	470,832	4,157
Foley Trasimene Acquisition *	28,668	311
Globe Life Inc	6,979	650
Goosehead Insurance Inc, Cl A	3,760	463
Granite Point Mortgage Trust Inc	25,171	233
Greenhill & Co Inc	11,923	155
Greenlight Capital Re Ltd, Cl A *	12,610	97
Hanmi Financial Corp	8,000	78
Hanover Insurance Group Inc/The	12,987	1,459
HarborOne Bancorp Inc	45,950	451
HBT Financial Inc	16,370	229
HCI Group Inc	7,072	369
Hercules Capital	96,786	1,291
Heritage Commerce Corp	12,566	106
Heritage Insurance Holdings Inc	11,840	122
Home BancShares Inc/AR	44,467	823
HomeTrust Bancshares Inc	9,480	161
Independent Bank Corp/MI	5,620	96
Jaws Acquisition Corp, Cl A *	44,018	503
Kemper Corp	11,487	861
Kinsale Capital Group Inc	2,728	655
Lincoln National Corp	57,340	2,707
Macatawa Bank Corp	23,766	184
MarketAxess Holdings Inc	1,568	845
Mercantile Bank Corp	4,473	111
MGIC Investment Corp	140,245	1,677
Morningstar Inc	3,011	603
Mr Cooper Group Inc *	21,484	573
OFG Bancorp	71,015	1,190
Oportun Financial Corp *	6,586	111
Oppenheimer Holdings Inc, Cl A	6,320	186
PCSB Financial Corp	12,810	196
Peapack-Gladstone Financial Corp	7,134	157
PennantPark Investment Corp	42,756	192
PennyMac Financial Services Inc	6,435	371
Peoples Bancorp Inc/OH	18,930	473
Pinnacle Financial Partners Inc	30,432	1,648
Professional Holding Corp, Cl A *	6,126	87
PROG Holdings Inc	16,680	1,050
Prosperity Bancshares Inc	11,941	750

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Provident Bancorp Inc	10,665	$108
Pzena Investment Management Inc, Cl A	19,866	132
RBB Bancorp	12,920	192
Ready Capital Corp	13,848	179
Regional Management Corp	4,249	114
Reliant Bancorp Inc	780	14
Richmond Mutual BanCorp Inc	8,117	102
Safeguard Scientifics Inc	35,402	227
Sterling Bancorp/DE	101,446	1,621
TCF Financial Corp	102,028	3,428
Trean Insurance Group Inc *	2,228	32
TriState Capital Holdings Inc *	7,497	112
Trupanion Inc *	4,276	433
TS Innovation Acquisitions *	25,706	260
Umpqua Holdings Corp	243,590	3,383
Univest Financial Corp	61,114	1,119
Waterstone Financial Inc	35,304	620
Western Alliance Bancorp	27,409	1,405
WisdomTree Investments Inc	104,679	448

		69,819

Health Care — 15.5%
Abeona Therapeutics Inc *	48,969	79
Accelerate Diagnostics Inc *	8,230	64
Accuray Inc *	42,740	191
Affimed NV *	95,948	512
Agenus Inc *	72,460	268
Albireo Pharma Inc *	11,083	412
Alphatec Holdings Inc *	56,120	589
American Renal Associates Holdings Inc *	14,435	165
Amicus Therapeutics Inc *	37,207	852
AMN Healthcare Services Inc *	33,071	2,155
AnaptysBio Inc *	2,366	61
Anika Therapeutics Inc *	8,555	323
Antares Pharma Inc *	50,750	158
Apyx Medical Corp *	16,054	123
Arcturus Therapeutics Holdings Inc *	5,550	509
Ardelyx Inc *	12,578	79
Argenx SE ADR *	814	233
Arrowhead Pharmaceuticals Inc *	9,432	590
Arvinas Inc *	3,821	92
Atreca Inc, Cl A *	5,651	88
Avid Bioservices Inc *	59,884	546
Avidity Biosciences Inc *	18,438	552
Axogen Inc *	19,680	281
Axonics Modulation Technologies Inc *(A)	8,040	353
BioDelivery Sciences International Inc *	147,884	562
Biohaven Pharmaceutical Holding Co Ltd *	5,184	461
BioSpecifics Technologies Corp *	2,544	225
BioTelemetry Inc *(A)	15,779	874
Blueprint Medicines Corp *	6,752	730
C4 Therapeutics *	2,030	69
Cardiff Oncology Inc *	27,453	678

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cardiovascular Systems Inc *	7,882	$272
CareDx Inc *	20,276	1,159
Castle Biosciences Inc *	10,957	521
Catalyst Pharmaceuticals Inc *	66,544	244
Chemed Corp	1,738	831
Chiasma Inc *	31,865	136
Cross Country Healthcare Inc *	20,480	178
CryoLife Inc *	7,281	152
Cutera Inc *	15,752	394
CytomX Therapeutics Inc *	10,504	79
CytoSorbents Corp *	18,887	158
Deciphera Pharmaceuticals Inc *	4,216	261
Denali Therapeutics Inc *	11,953	729
Eagle Pharmaceuticals Inc/DE *	5,040	229
Eiger BioPharmaceuticals Inc *	8,400	77
Electromed Inc *	17,190	173
Encompass Health Corp	10,142	817
Ensign Group Inc/The	28,077	2,018
Envista Holdings Corp *	41,663	1,239
Enzo Biochem Inc *	73,049	159
Evolent Health Inc, Cl A *	20,959	305
Fate Therapeutics Inc *(A)	11,900	696
Five Prime Therapeutics Inc *	22,924	431
Flexion Therapeutics Inc *	2,427	26
Fulcrum Therapeutics Inc *	4,160	48
Fulgent Genetics Inc *(A)	2,350	106
G1 Therapeutics Inc *	25,020	457
Halozyme Therapeutics Inc *	14,665	573
Harpoon Therapeutics Inc *	5,488	82
HealthEquity Inc *	7,663	549
Heron Therapeutics Inc *	15,941	276
Heska Corp *	2,370	296
Immunovant Inc *	11,633	572
Inhibrx *(A)	9,445	260
Insmed Inc *	14,715	574
Inspire Medical Systems Inc *	4,077	757
Integra LifeSciences Holdings Corp *	43,232	2,366
Intersect ENT Inc *	9,605	184
Invacare Corp	15,310	131
Invitae Corp *(A)	12,958	643
iRadimed Corp *	6,146	151
iRhythm Technologies Inc *	2,092	512
Joint Corp/The *	12,582	316
Kindred Biosciences Inc *	20,826	81
Kiniksa Pharmaceuticals Ltd, Cl A *(A)	12,111	226
Kodiak Sciences Inc *(A)	7,687	1,051
Kura Oncology Inc *	13,524	491
Lannett Co Inc *	4,290	26
Lantheus Holdings Inc *	15,910	209
LeMaitre Vascular Inc (A)	10,481	413
Luminex Corp	28,929	687
Lyra Therapeutics *	6,234	77

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marinus Pharmaceuticals Inc *(A)	11,321	$180
MEDNAX Inc *	15,637	316
MeiraGTx Holdings PLC *	14,573	206
Meridian Bioscience Inc	8,159	154
Merit Medical Systems Inc *	14,015	772
Metacrine *	10,183	81
Mirati Therapeutics Inc *	3,900	928
Mustang Bio Inc *	27,967	103
NanoString Technologies Inc *	10,244	509
Natera Inc *	9,658	853
Neoleukin Therapeutics Inc *	2,600	33
Nevro Corp *	997	161
NextCure Inc *	4,516	46
NuVasive Inc *	13,145	609
Ocular Therapeutix Inc *	31,306	548
Olema Pharmaceuticals *	4,472	228
Omnicell Inc *	10,626	1,114
Ontrak Inc *	3,086	153
ORIC Pharmaceuticals *	7,733	262
Owens & Minor Inc	31,815	820
Oyster Point Pharma Inc *	3,235	71
Penumbra Inc *(A)	1,870	415
Personalis Inc *	2,786	77
Pieris Pharmaceuticals Inc *	36,568	107
PMV Pharmaceuticals *	4,070	143
Precision BioSciences Inc *	27,196	339
Prestige Consumer Healthcare Inc *	29,192	1,038
Prevail Therapeutics Inc *	7,782	80
Protagonist Therapeutics Inc *	14,029	339
Prothena Corp PLC *	12,085	137
Providence Service Corp/The *	4,086	555
Pulmonx *	4,794	260
Quest Diagnostics Inc	6,305	782
Quidel Corp *	2,912	568
R1 RCM Inc *	28,685	582
Relay Therapeutics *	4,303	229
Renalytix AI ADR *	5,346	72
Repligen Corp *	2,135	405
Replimune Group Inc *	11,071	572
Revance Therapeutics Inc *(A)	10,210	246
Rigel Pharmaceuticals Inc *	211,870	642
Scholar Rock Holding Corp *	13,010	648
Seres Therapeutics Inc *	13,387	370
Shockwave Medical Inc *(A)	7,870	770
SIGA Technologies Inc *	35,769	248
Spectrum Pharmaceuticals Inc *	15,650	74
Spero Therapeutics Inc *(A)	5,227	87
SpringWorks Therapeutics Inc *	5,056	331
STERIS PLC	5,185	1,005
Surmodics Inc *	3,790	142
Sutro Biopharma Inc *	6,747	115
Syneos Health Inc, Cl A *	8,440	556

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Syros Pharmaceuticals Inc *	22,197	$181
TCR2 Therapeutics Inc *	16,955	462
TG Therapeutics Inc *(A)	16,775	492
Turning Point Therapeutics Inc *	4,190	446
Twist Bioscience Corp *	5,845	653
Ultragenyx Pharmaceutical Inc *	5,662	671
Utah Medical Products Inc	822	71
Veracyte Inc *	24,458	1,333
Vericel Corp *	13,546	346
Viela Bio Inc *	3,628	139
Viemed Healthcare Inc *	10,656	104
Viking Therapeutics Inc *(A)	33,098	213
Voyager Therapeutics Inc *	22,026	183
Xeris Pharmaceuticals Inc *	31,005	135

		61,782

Industrials — 16.4%
ABM Industries Inc	33,879	1,304
ACCO Brands Corp	276,834	2,121
Advanced Drainage Systems Inc	5,633	393
AGCO Corp	5,714	529
Air Transport Services Group Inc *	18,098	556
Alaska Air Group Inc	10,952	558
Allied Motion Technologies Inc	1,900	77
Altra Industrial Motion Corp	32,377	1,838
Ameresco Inc, Cl A *	9,836	438
American Superconductor Corp *	25,823	513
Atlas Air Worldwide Holdings Inc *	8,827	493
Bloom Energy Corp, Cl A *	22,010	540
Builders FirstSource Inc *	17,528	656
BWX Technologies Inc	33,761	1,920
CAI International Inc	9,903	313
CECO Environmental Corp *	20,732	153
Chart Industries Inc *	6,365	658
CIRCOR International Inc *	19,041	630
Clean Harbors Inc *	27,012	1,955
Cornerstone Building Brands Inc *	31,918	279
Covenant Logistics Group Inc, Cl A *	19,316	357
CRA International Inc	10,128	464
Ducommun Inc *	8,170	406
DXP Enterprises Inc/TX *	14,661	309
Echo Global Logistics Inc *	28,073	797
EMCOR Group Inc	6,671	575
Energy Recovery Inc *	45,601	487
Enerpac Tool Group Corp, Cl A	27,888	624
Ennis Inc	23,530	385
EnPro Industries Inc	12,413	879
Exponent Inc	6,476	538
Forrester Research Inc	10,541	436
Forward Air Corp (A)	6,066	443
Foundation Building Materials Inc *	17,388	335
Franklin Covey Co *	9,200	202
Generac Holdings Inc *	1,749	377

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Graham Corp	13,531	$214
Great Lakes Dredge & Dock Corp *	16,640	188
Harsco Corp *	43,617	739
Heartland Express Inc	8,221	152
Heidrick & Struggles International Inc	15,236	398
Heritage-Crystal Clean Inc *	44,030	848
Hexcel Corp	16,611	823
Hillenbrand Inc	12,087	453
Hudson Technologies Inc *	95,821	128
Huntington Ingalls Industries Inc	4,864	779
Huron Consulting Group Inc *	19,901	877
IAA Inc *	8,958	537
Insteel Industries Inc	3,766	87
ITT Inc	20,639	1,499
JetBlue Airways Corp *	164,485	2,482
John Bean Technologies Corp	4,418	488
Kelly Services Inc, Cl A	22,364	458
Kennametal Inc	5,208	182
Kimball International Inc, Cl B	10,620	116
Kirby Corp *	9,909	501
Korn Ferry	21,950	879
Landstar System Inc	4,467	587
Masonite International Corp *	13,656	1,366
Matson Inc	21,498	1,250
Middleby Corp/The *	3,787	515
Miller Industries Inc/TN	6,199	207
Montrose Environmental Group *	7,139	196
MSC Industrial Direct Co Inc, Cl A	12,236	1,019
MYR Group Inc *	7,456	381
Nordson Corp	3,218	656
Northwest Pipe Co *	12,122	349
nVent Electric PLC	30,234	695
Orion Energy Systems Inc *	9,790	101
Park Aerospace Corp	28,739	366
Powell Industries Inc	15,959	412
Quanex Building Products Corp	16,638	343
Quanta Services Inc	8,658	592
Regal Beloit Corp	13,378	1,593
Resources Connection Inc	29,280	355
Ritchie Bros Auctioneers Inc	14,963	1,074
Saia Inc *	2,827	493
Shyft Group Inc/The	15,791	409
Snap-on Inc	5,067	891
SP Plus Corp *	13,450	383
SPX FLOW Inc *	9,312	499
Standex International Corp	12,261	925
Sterling Construction Co Inc *	10,044	161
Systemax Inc	15,665	482
Team Inc *(A)	66,184	576
Tennant Co	7,347	493
Tetra Tech Inc	14,708	1,754
Textainer Group Holdings Ltd *	15,610	288

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Timken Co/The	7,268	$534
Toro Co/The	8,556	776
TriNet Group Inc *	11,546	866
Triton International Ltd/Bermuda	12,054	546
TrueBlue Inc *	26,079	498
Tutor Perini Corp *	20,934	283
UniFirst Corp/MA	3,656	676
Universal Logistics Holdings Inc	10,600	228
US Xpress Enterprises Inc, Cl A *	9,010	68
Vectrus Inc *	3,992	190
Veritiv Corp *	7,003	130
Vicor Corp *	4,851	398
Wabash National Corp	22,730	402
WESCO International Inc *	48,725	3,178
Willdan Group Inc *	3,970	154

		64,704

Information Technology — 13.6%
2U Inc *(A)	18,681	604
8x8 Inc *	12,923	255
A10 Networks Inc *	83,431	666
Actua Corp *(B)(C)	39,640	2
Agilysys Inc *	13,240	495
Allegro MicroSystems *	8,525	204
Alliance Data Systems Corp	7,497	548
American Software Inc/GA, Cl A	16,839	276
Appian Corp, Cl A *(A)	4,251	595
Asure Software Inc *	24,114	187
AudioCodes Ltd	21,045	589
Avid Technology Inc *	26,610	323
Badger Meter Inc	10,845	894
Belden Inc	8,359	322
Benefitfocus Inc *	37,517	540
Bill.com Holdings Inc *	3,603	442
Blackline Inc *	6,942	853
Brightcove Inc *	48,305	807
Broadridge Financial Solutions Inc	4,877	716
CACI International Inc, Cl A *	4,706	1,117
Calix Inc *	23,497	556
Casa Systems Inc *	36,239	192
Cerence Inc *(A)	8,206	745
ChannelAdvisor Corp *	19,908	294
CMC Materials Inc	5,422	837
Cognex Corp	10,183	765
Cohu Inc	19,278	547
Computer Programs and Systems Inc	6,446	183
Comtech Telecommunications Corp	9,690	185
Cree Inc *	6,231	563
CTS Corp	16,101	490
CyberOptics Corp *	7,763	208
Digi International Inc *	10,809	185
Digital Turbine Inc *	19,311	869
Diodes Inc *	9,897	673

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dolby Laboratories Inc, Cl A	6,220	$550
DSP Group Inc *	22,962	386
eGain Corp *	18,847	214
Endurance International Group Holdings Inc *	20,690	196
Entegris Inc	4,243	393
ExlService Holdings Inc *	13,952	1,162
Genasys Inc *	25,217	179
GSI Technology Inc *	19,399	129
Hackett Group Inc/The	29,390	414
Harmonic Inc *	119,257	779
Ichor Holdings Ltd *	10,120	323
II-VI Inc *	18,494	1,251
International Money Express Inc *	46,304	729
J2 Global Inc	28,698	2,572
Jack Henry & Associates Inc	4,213	678
Kimball Electronics Inc *	1,030	16
Littelfuse Inc	3,468	834
LivePerson Inc *(A)	6,881	402
MACOM Technology Solutions Holdings Inc *	20,226	904
ManTech International Corp/VA, Cl A	19,157	1,475
MAXIMUS Inc	9,080	652
Mimecast *	4,960	223
Mitek Systems Inc *	35,677	420
MobileIron Inc *	44,913	316
Model N Inc *	8,739	301
Napco Security Technologies Inc *	10,228	312
NCR Corp *	86,575	2,395
NEOGAMES *	4,290	94
NeoPhotonics Corp *	75,624	610
nLight Inc *	22,555	677
Nuance Communications Inc *	11,184	482
PDF Solutions Inc *	10,464	231
Ping Identity Holding Corp *	5,700	128
Pluralsight Inc, Cl A *	28,662	469
Power Integrations Inc	23,329	1,665
QAD Inc, Cl A	5,556	319
Ribbon Communications Inc *	26,249	180
Rimini Street Inc *	19,780	86
Rogers Corp *	9,537	1,401
Sailpoint Technologies Holdings Inc *	15,983	744
SecureWorks Corp, Cl A *	38,167	431
SiTime Corp *	4,746	413
SMART Global Holdings Inc *	12,407	381
Sprout Social Inc, Cl A *	6,487	333
SPS Commerce Inc *	5,171	533
SunPower Corp, Cl A *(A)	25,727	570
Super Micro Computer Inc *	92,479	2,609
SVMK Inc *	9,414	200
Telenav Inc *	73,303	348
TTEC Holdings Inc	8,142	551
Universal Display Corp	4,208	964

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Upland Software Inc *	3,683	$169
Varonis Systems Inc *	3,053	368
Veeco Instruments Inc *	11,125	185
Viavi Solutions Inc *	85,235	1,155
Vocera Communications Inc *	11,717	396
Workiva Inc, Cl A *	10,421	781
Zix Corp *	44,790	322
Zuora Inc, Cl A *	19,398	221

		53,948

Materials — 5.2%
American Vanguard Corp	8,000	121
B2Gold Corp (A)	220,370	1,230
Cabot Corp	9,870	409
Century Aluminum Co *	120,405	1,222
Clearwater Paper Corp *	4,190	146
Commercial Metals Co	142,450	2,836
Domtar Corp	32,506	978
Element Solutions Inc	38,846	537
Forterra Inc *	34,760	645
Gold Resource Corp	180,628	538
Hawkins Inc	1,520	76
Ingevity Corp *	11,331	754
Innospec Inc	8,054	663
Koppers Holdings Inc *	15,987	433
Livent Corp *(A)	107,365	1,629
Myers Industries Inc	19,255	327
O-I Glass Inc, Cl I	69,162	783
Olin Corp	27,015	591
Quaker Chemical Corp	4,161	1,028
Ranpak Holdings Corp, Cl A *	75,264	851
Ryerson Holding Corp *	18,601	200
Schnitzer Steel Industries Inc, Cl A	10,350	265
Scotts Miracle-Gro Co/The, Cl A	2,078	365
Sensient Technologies Corp	5,786	415
Silgan Holdings Inc	17,418	589
US Concrete Inc *	8,524	302
Valvoline Inc	47,468	1,082
Verso Corp	21,543	233
W R Grace & Co	21,447	1,174

		20,422

Real Estate — 2.5%
Alexandria Real Estate Equities Inc ‡	5,053	827
American Campus Communities Inc ‡	20,408	812
Americold Realty Trust ‡	19,388	662
Columbia Property Trust Inc ‡	57,895	809
Corporate Office Properties Trust ‡	26,232	699
CTO Realty Growth Inc	1,660	68
Global Medical REIT Inc ‡	13,420	184
Hannon Armstrong Sustainable
Infrastructure Capital Inc ‡	9,572	523
Innovative Industrial Properties Inc, Cl A ‡(A)	5,003	769

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kennedy-Wilson Holdings Inc	39,454	$630
Lexington Realty Trust, Cl B ‡	56,405	576
Newmark Group Inc, Cl A	134,575	945
NexPoint Residential Trust Inc ‡	16,292	722
QTS Realty Trust Inc, Cl A ‡	11,311	672
RE/MAX Holdings Inc, Cl A	5,371	168
Retail Value Inc ‡	11,790	182
Ryman Hospitality Properties Inc ‡	10,081	647
Tejon Ranch Co *	7,490	107
UMH Properties Inc ‡	3,250	47

		10,049

Utilities — 2.4%
Algonquin Power & Utilities Corp	44,677	701
American States Water Co	7,646	564
Artesian Resources Corp, Cl A	5,222	193
Atlantic Power Corp *	122,240	252
Black Hills Corp	12,189	741
Consolidated Water Co Ltd	23,240	255
Genie Energy Ltd, Cl B	41,308	343
Hawaiian Electric Industries Inc	11,612	416
IDACORP Inc	12,705	1,151
PICO Holdings Inc *	8,650	75
Portland General Electric Co	62,105	2,570
Pure Cycle Corp *	48,649	464
Spark Energy Inc, Cl A	8,640	80
Spire Inc	13,851	886
UGI Corp	20,763	737

		9,428
Total Common Stock (Cost $314,181) ($ Thousands)		388,436

	Number of Rights

RIGHTS* — 0.0%
Media General Inc CVR *‡‡(B)(C)	3,306	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 7.2%
SEI Liquidity Fund, L.P. 0.070% **†(D)	28,500,233	28,508

Total Affiliated Partnership (Cost $28,501) ($ Thousands)		28,508

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	8,156,082	$8,156
Total Cash Equivalent (Cost $8,156) ($ Thousands)		8,156

Total Investments in Securities — 107.4% (Cost $350,838) ($ Thousands)		$425,100

Percentages are based on Net Assets of $395,922 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (See Note 12). The total market value of securities on loan at November 30, 2020 was $27,057 ($ Thousands).

(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2020 was $2 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2020 was $28,508 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	388,434	–	2	388,436
Rights	–	–	–^	–
Affiliated Partnership	–	28,508	–	28,508
Cash Equivalent	8,156	–	–	8,156

Total Investments in Securities	396,590	28,508	2	425,100

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$40,682	$86,261	$(98,423)	$—	$(12)	$28,508	28,500,233	$129	$—
SEI Daily Income Trust, Government Fund, Cl F	8,951	76,071	(76,866)	—	—	8,156	8,156,082	1	—

Totals	$49,633	$162,332	$(175,290)	$—	$(12)	$49,633		$130	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.6%

Communication Services — 2.7%
AMC Networks Inc, Cl A *(A)	33,600	$1,108
Cable One Inc	1,743	3,452
Cargurus Inc, Cl A *	23,306	584
Cars.com Inc *	51,100	571
CenturyLink Inc	68,600	717
Cogent Communications Holdings Inc	52,711	3,064
Entercom Communications Corp, Cl A	173,700	422
EverQuote Inc, Cl A *(A)	13,030	491
Glu Mobile Inc *	105,700	1,069
Gray Television Inc *	11,200	198
Meredith Corp	48,500	987
Nexstar Media Group Inc, Cl A	94,631	9,960
Shutterstock Inc	43,240	2,973
TechTarget Inc *	16,400	861
TEGNA Inc	72,400	1,043
ViacomCBS Inc, Cl B	56,500	1,993

		29,493

Consumer Discretionary — 11.2%
Advance Auto Parts Inc	19,933	2,944
American Axle & Manufacturing Holdings Inc *	90,600	721
Asbury Automotive Group Inc *(A)	7,390	833
Beacon Roofing Supply Inc *	25,300	921
Big Lots Inc (A)	52,100	2,692
Bloomin’ Brands Inc	65,198	1,141
BorgWarner Inc	34,400	1,336
Brinker International Inc	33,400	1,674
Brunswick Corp/DE	55,159	4,117
Capri Holdings Ltd *	31,200	1,104
Carter’s Inc	12,190	1,085
Cooper Tire & Rubber Co	50,500	2,006
Core-Mark Holding Co Inc	115,498	3,602
Deckers Outdoor Corp *	3,746	954
Dick’s Sporting Goods Inc	65,820	3,739
Dillard’s Inc, Cl A (A)	20,600	963
Dine Brands Global Inc	14,000	882
Domino’s Pizza Inc	8,830	3,466
El Pollo Loco Holdings Inc *	48,500	760
Ethan Allen Interiors Inc	42,200	771
Foot Locker Inc	47,100	1,761
Fox Factory Holding Corp *	7,907	690
frontdoor Inc *	46,958	2,223
Goodyear Tire & Rubber Co/The	69,900	728
Grand Canyon Education Inc *	11,279	942
Green Brick Partners Inc *	27,996	610
Group 1 Automotive Inc (A)	22,327	2,653
Hanesbrands Inc	235,661	3,346
Harley-Davidson Inc	42,300	1,704
Haverty Furniture Cos Inc (A)	52,200	1,421
Helen of Troy Ltd *	6,050	1,222
Jack in the Box Inc (A)	9,840	905

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KB Home	49,013	$1,725
Kohl’s Corp	36,700	1,182
La-Z-Boy Inc, Cl Z	26,600	985
Lear Corp	9,400	1,344
Lithia Motors Inc, Cl A	19,052	5,512
Malibu Boats Inc, Cl A *	22,900	1,305
MarineMax Inc *	25,700	844
MDC Holdings Inc	25,900	1,250
Meritage Homes Corp *	7,900	712
Monro Inc	71,785	3,375
Office Depot Inc	43,718	1,253
Papa John’s International Inc	8,980	722
Perdoceo Education Corp *	35,100	398
Polaris Inc	10,232	982
Pool Corp	10,292	3,562
PulteGroup Inc	40,500	1,767
PVH Corp	18,800	1,494
Rent-A-Center Inc/TX, Cl A	47,433	1,604
Sally Beauty Holdings Inc *	247,656	2,848
Skechers USA Inc, Cl A *	112,457	3,764
Sleep Number Corp *(A)	12,300	854
Sonic Automotive Inc, Cl A (A)	27,700	1,119
Sportsman’s Warehouse Holdings Inc *	62,359	869
Taylor Morrison Home Corp, Cl A *	38,159	965
Toll Brothers Inc	48,700	2,306
TopBuild Corp *	31,965	5,569
Tractor Supply Co	27,694	3,900
TRI Pointe Group Inc *	14,880	260
Visteon Corp *	19,314	2,334
Vroom Inc *(A)	45,336	1,626
Whirlpool Corp	14,500	2,822
Williams-Sonoma Inc	11,200	1,226
Wingstop Inc	43,304	5,513
World Fuel Services Corp	15,900	452
Wyndham Destinations Inc	34,500	1,451

		121,810

Consumer Staples — 3.9%
B&G Foods Inc, Cl A (A)	30,416	842
Calavo Growers Inc (A)	45,319	3,246
Casey’s General Stores Inc	18,926	3,439
Cimpress PLC *(A)	15,376	1,378
Deluxe Corp	35,400	911
Freshpet Inc *	51,861	7,099
Hostess Brands Inc, Cl A *(A)	353,072	4,784
Ingles Markets Inc, Cl A	23,000	865
Ingredion Inc	18,200	1,404
J & J Snack Foods Corp	23,519	3,419
J M Smucker Co/The	15,400	1,805
Lamb Weston Holdings Inc	43,333	3,136
Molson Coors Beverage Co, Cl B	33,900	1,559
National Beverage Corp *(A)	10,905	1,069
Performance Food Group Co *	18,780	815

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SpartanNash Co	79,900	$1,509
Sprouts Farmers Market Inc *	25,500	540
Turning Point Brands Inc	22,100	862
Universal Corp/VA	23,000	1,047
WD-40 Co	8,375	2,130
Weis Markets Inc (A)	12,900	614

		42,473

Energy — 1.3%
Arch Resources Inc	16,200	542
Cabot Oil & Gas Corp, Cl A	185,863	3,256
Cactus Inc, Cl A	15,960	370
Diamondback Energy Inc	27,726	1,108
HollyFrontier Corp	41,500	971
Magnolia Oil & Gas Corp *(A)	122,862	768
Matador Resources Co *	88,800	904
Murphy USA Inc	5,810	745
Parsley Energy Inc, Cl A	143,028	1,792
Rattler Midstream LP (B)	142,458	1,181
Southwestern Energy Co *	270,000	840
Viper Energy Partners LP (B)	93,016	1,042
W&T Offshore Inc *(A)	185,500	363

		13,882

Financials — 14.6%
AG Mortgage Investment Trust Inc ‡(A)	61,500	196
Ally Financial Inc	58,900	1,746
American Equity Investment Life Holding Co	28,100	738
American Financial Group Inc/OH	23,270	2,081
Ameriprise Financial Inc	9,800	1,815
Annaly Capital Management Inc ‡	114,200	914
Ares Capital Corp	46,600	768
Artisan Partners Asset Management Inc, Cl A	22,800	1,026
Ashford Inc *	239	2
Associated Banc-Corp	124,500	1,907
Assured Guaranty Ltd	37,800	1,139
Axos Financial Inc *	27,600	925
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	452
BancorpSouth Bank	36,400	923
Bank OZK	170,992	4,781
BankUnited Inc	37,100	1,058
BGC Partners Inc, Cl A	802,419	3,322
Chimera Investment Corp ‡	61,200	628
CIT Group Inc	41,200	1,380
Citizens Financial Group Inc	47,600	1,555
CNA Financial Corp	28,700	990
CNO Financial Group Inc	79,400	1,690
Cohen & Steers Inc	62,216	4,403
Columbia Banking System Inc	140,580	4,444
Cowen Inc, Cl A	44,700	1,071
CryoPort Inc *(A)	54,285	2,641
Equitable Holdings Inc	49,900	1,266

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Essent Group Ltd	26,400	$1,158
Everest Re Group Ltd	4,800	1,091
FactSet Research Systems Inc	12,035	4,017
Federated Hermes Inc, Cl B	28,600	768
Fifth Third Bancorp	54,100	1,371
First American Financial Corp	28,700	1,390
First Financial Bankshares Inc	102,235	3,417
First Horizon Corp	156,900	1,917
First Merchants Corp	72,197	2,406
Flagstar Bancorp Inc	22,890	802
Flushing Financial Corp	36,700	521
FNB Corp/PA	102,600	906
Focus Financial Partners Inc, Cl A *	19,993	792
FS KKR Capital Corp (A)	47,600	848
Fulton Financial Corp	68,700	846
Globe Life Inc	31,458	2,929
Hamilton Lane Inc, Cl A	67,300	4,703
Hancock Whitney Corp	29,700	834
Hanmi Financial Corp	62,800	612
Hilltop Holdings Inc	32,173	775
Home BancShares Inc/AR	197,685	3,659
HomeStreet Inc	28,600	925
Investors Bancorp Inc	92,600	896
Jaws Acquisition Corp, Cl A *(A)	181,138	2,070
KeyCorp	78,400	1,212
Kinsale Capital Group Inc	16,430	3,946
Lincoln National Corp	33,400	1,577
LPL Financial Holdings Inc	24,902	2,260
MarketAxess Holdings Inc	6,815	3,675
Meta Financial Group Inc	39,514	1,308
MFA Financial Inc ‡	165,000	611
MGIC Investment Corp	111,400	1,332
Morningstar Inc	13,255	2,652
Mr Cooper Group Inc *	33,301	888
Navient Corp	92,300	865
New Residential Investment Corp ‡	67,700	627
Oaktree Specialty Lending Corp	218,200	1,224
OFG Bancorp	42,300	709
Old National Bancorp/IN	49,602	785
Pacific Premier Bancorp Inc	87,676	2,527
PacWest Bancorp	276,999	6,443
Palomar Holdings, Cl A *	5,740	379
PennyMac Financial Services Inc	15,990	922
Piper Sandler Cos	9,700	894
PJT Partners Inc	11,800	818
Popular Inc	29,100	1,412
Preferred Bank/Los Angeles CA	14,000	515
PROG Holdings Inc	75,008	4,720
Prospect Capital Corp	159,000	849
Prosperity Bancshares Inc	53,717	3,375
Radian Group Inc	40,700	768
Regions Financial Corp	88,600	1,353

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reinsurance Group of America Inc, Cl A	8,100	$934
Republic Bancorp Inc/KY, Cl A	23,300	822
ServisFirst Bancshares Inc	21,000	793
Starwood Property Trust Inc ‡	291,542	5,230
Stewart Information Services Corp	23,000	963
Stifel Financial Corp	50,005	3,465
Synovus Financial Corp	32,000	1,010
TCF Financial Corp	20,800	699
Trustmark Corp	34,000	844
United Community Banks Inc/GA	126,300	3,020
Universal Insurance Holdings Inc (A)	27,000	377
Unum Group	68,500	1,523
Veritex Holdings Inc	38,800	842
Voya Financial Inc	24,900	1,435
Waddell & Reed Financial Inc, Cl A (A)	46,900	772
Walker & Dunlop Inc	11,213	897
WisdomTree Investments Inc (A)	281,685	1,206
Zions Bancorp NA	54,400	2,099

		159,091

Health Care — 14.0%
ABIOMED Inc *	3,444	944
AdaptHealth Corp, Cl A *	29,700	887
Addus HomeCare Corp *	42,121	4,180
Agios Pharmaceuticals Inc *	19,722	914
Allakos Inc *	6,310	675
AMN Healthcare Services Inc *	23,902	1,557
Axogen Inc *	82,246	1,175
BioTelemetry Inc *(A)	75,118	4,162
Blueprint Medicines Corp *	8,000	865
CareDx Inc *	15,300	875
Change Healthcare Inc *	302,250	5,178
Chemed Corp	7,695	3,680
Collegium Pharmaceutical Inc *	45,300	838
Cooper Cos Inc/The	4,828	1,618
Covetrus Inc *	34,900	943
CytomX Therapeutics Inc *	75,900	571
DaVita Inc *	15,100	1,659
Deciphera Pharmaceuticals Inc *	30,884	1,909
Emergent BioSolutions Inc *	7,500	614
Encompass Health Corp	45,377	3,656
Ensign Group Inc/The	181,333	13,032
Exact Sciences Corp *	8,636	1,045
Halozyme Therapeutics Inc *	98,240	3,841
HealthEquity Inc *	31,367	2,249
Heron Therapeutics Inc *(A)	68,309	1,184
Hologic Inc *	31,118	2,151
Innoviva Inc *(A)	147,800	1,545
Integra LifeSciences Holdings Corp *	12,101	662
Intersect ENT Inc *	41,650	797
Ironwood Pharmaceuticals Inc, Cl A *	79,700	918
Jazz Pharmaceuticals PLC *	23,965	3,372
Kodiak Sciences Inc *(A)	10,529	1,439

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lannett Co Inc *(A)	35,947	$221
Lantheus Holdings Inc *	30,700	404
LeMaitre Vascular Inc	31,054	1,223
Ligand Pharmaceuticals Inc *(A)	52,692	4,446
Luminex Corp	129,219	3,066
Masimo Corp *	2,551	649
MEDNAX Inc *	98,359	1,988
Meridian Bioscience Inc *	46,800	885
Merit Medical Systems Inc *	61,518	3,388
Molina Healthcare Inc *	5,750	1,174
Natera Inc *	87,815	7,751
Neurocrine Biosciences Inc *	10,239	972
Nevro Corp *	4,177	674
NextGen Healthcare Inc *	56,600	1,004
Omnicell Inc *	14,008	1,469
Ontrak Inc *(A)	12,439	618
Option Care Health Inc *	64,800	1,021
Pennant Group Inc/The *	22,100	1,120
Precision BioSciences Inc *	26,912	336
Prestige Consumer Healthcare Inc *	15,591	555
Progyny Inc *(A)	97,350	3,455
Quest Diagnostics Inc	28,066	3,480
Quidel Corp *	15,945	3,110
Radius Health Inc *	58,000	915
Repligen Corp *	41,772	7,923
Revance Therapeutics Inc *	40,117	968
Sangamo Therapeutics Inc *(A)	74,500	744
Select Medical Holdings Corp *	30,998	747
Silk Road Medical Inc *	18,950	1,086
SOC Telemed Inc *(A)	47,270	381
Sotera Health Co *	43,238	1,170
SpringWorks Therapeutics Inc *(A)	9,964	652
STAAR Surgical Co *	16,350	1,165
STERIS PLC	43,677	8,465
Syneos Health Inc, Cl A *	110,519	7,277
Tenet Healthcare Corp *	26,019	818
Translate Bio Inc *	57,500	1,278
Travere Therapeutics Inc *	40,900	938
United Therapeutics Corp *	10,800	1,432
Universal Health Services Inc, Cl B	13,300	1,737
Vanda Pharmaceuticals Inc *	69,300	846
Viking Therapeutics Inc *(A)	98,331	632
Xencor Inc *	20,000	846

		152,164

Industrials — 18.3%
ABM Industries Inc	157,499	6,064
Acuity Brands Inc	2,250	267
AGCO Corp	20,900	1,933
Air Transport Services Group Inc *	203,328	6,250
Alamo Group Inc	6,400	869
Allison Transmission Holdings Inc, Cl A	26,500	1,088
Altra Industrial Motion Corp	99,205	5,631

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Woodmark Corp *	9,130	$799
Apogee Enterprises Inc	31,100	816
ArcBest Corp	28,600	1,199
ASGN Inc *	12,300	962
Atkore International Group Inc *	40,000	1,559
Atlas Air Worldwide Holdings Inc *	13,526	755
Builders FirstSource Inc *	24,630	921
BWX Technologies Inc	141,161	8,029
CH Robinson Worldwide Inc	15,406	1,448
Clean Harbors Inc *	33,494	2,424
Colfax Corp *	152,533	5,503
EMCOR Group Inc	10,700	922
Ennis Inc	45,100	738
Exponent Inc	107,946	8,961
Federal Signal Corp	89,400	2,774
Forward Air Corp	25,408	1,857
Generac Holdings Inc *	42,525	9,168
Heartland Express Inc	30,864	570
Hillenbrand Inc	25,000	937
Huntington Ingalls Industries Inc	29,142	4,668
Interface Inc, Cl A	78,400	654
JELD-WEN Holding Inc *	35,600	861
JetBlue Airways Corp *	89,300	1,348
John Bean Technologies Corp	39,651	4,384
Kaman Corp	60,086	3,142
KAR Auction Services Inc	266,765	4,815
Kennametal Inc	23,462	821
Kirby Corp *	40,562	2,052
Landstar System Inc	19,608	2,577
ManpowerGroup Inc	17,800	1,542
Masonite International Corp *	8,960	896
MasTec Inc *	16,400	930
Matson Inc	60,455	3,514
Mercury Systems Inc *	23,625	1,683
Meritor Inc *	72,100	1,903
Middleby Corp/The *	15,483	2,106
MSA Safety Inc (A)	16,570	2,476
MSC Industrial Direct Co Inc, Cl A	53,454	4,454
Nordson Corp	13,952	2,844
NV5 Global Inc *	11,900	870
Oshkosh Corp	13,200	1,063
Owens Corning	18,500	1,348
Patrick Industries Inc	16,441	1,036
Primoris Services Corp	44,100	1,069
Quad/Graphics Inc, Cl A (A)	86,600	269
Quanta Services Inc	14,300	977
RBC Bearings Inc *	11,620	1,962
Regal Beloit Corp	7,900	940
Ritchie Bros Auctioneers Inc	62,603	4,496
Sensata Technologies Holding PLC *	75,207	3,672
SiteOne Landscape Supply Inc *	7,324	1,011
SkyWest Inc	26,700	1,146

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Snap-on Inc	33,722	$5,930
SPX Corp *	16,800	861
Steelcase Inc, Cl A	69,700	847
Teledyne Technologies Inc *	8,720	3,296
Tennant Co	25,562	1,717
Terex Corp	33,100	1,026
Tetra Tech Inc	31,951	3,810
Textron Inc	28,200	1,272
Timken Co/The	22,300	1,638
Toro Co/The	37,408	3,393
Trex Co Inc *	98,930	7,402
TriNet Group Inc *	61,035	4,578
Trinity Industries Inc (A)	125,392	2,865
Triton International Ltd/Bermuda	64,400	2,915
UFP Industries Inc	13,800	740
UniFirst Corp/MA	16,353	3,023
United Rentals Inc *	14,000	3,178
Vectrus Inc *	12,800	610
Vertiv Holdings Co, Cl A	250,775	4,692
Werner Enterprises Inc	18,000	720
WESCO International Inc *	16,900	1,102
Woodward Inc	10,593	1,185
XPO Logistics Inc *	24,354	2,598

		199,371

Information Technology — 17.2%
2U Inc *(A)	77,787	2,513
8x8 Inc *	45,544	900
ACI Worldwide Inc *	190,691	6,213
Advanced Energy Industries Inc *	10,090	973
Amdocs Ltd	17,500	1,152
Amkor Technology Inc	194,161	2,862
Arrow Electronics Inc *	18,900	1,732
AudioCodes Ltd (A)	94,296	2,637
Avalara Inc *	42,985	7,383
Badger Meter Inc	48,252	3,978
Bandwidth Inc, Cl A *	6,408	973
Belden Inc	49,532	1,906
Box Inc, Cl A *	43,700	817
Broadridge Financial Solutions Inc	21,663	3,182
Calix Inc *	35,579	842
CDK Global Inc	22,200	1,063
ChannelAdvisor Corp *	32,834	484
Ciena Corp *	34,500	1,546
Cirrus Logic Inc *	5,800	465
Cloudera Inc *(A)	80,689	942
CMC Materials Inc	23,581	3,638
Cognex Corp	44,163	3,318
Digital Turbine Inc *	24,360	1,096
Diodes Inc *	19,196	1,305
Dolby Laboratories Inc, Cl A	5,166	457
Donnelley Financial Solutions Inc *	5,407	88
Ebix Inc (A)	33,600	1,143

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Euronet Worldwide Inc *	35,044	$4,711
Everbridge Inc *(A)	4,109	522
EVERTEC Inc	7,440	277
FireEye Inc *(A)	99,154	1,490
FormFactor Inc *	27,600	1,132
Gartner Inc *	11,844	1,800
Insight Enterprises Inc *	26,900	1,923
Itron Inc *	5,474	430
J2 Global Inc *	158,479	14,201
Jabil Inc	59,600	2,278
Jack Henry & Associates Inc	18,306	2,945
Littelfuse Inc	35,292	8,489
LivePerson Inc *(A)	52,930	3,092
Lumentum Holdings Inc *	7,537	651
ManTech International Corp/VA, Cl A	53,677	4,131
MAXIMUS Inc	40,534	2,911
Monolithic Power Systems Inc	20,891	6,684
MTS Systems Corp	23,830	835
NCR Corp *	41,300	1,143
New Relic Inc *	23,184	1,385
Nova Measuring Instruments Ltd *(A)	48,105	3,105
Novanta Inc *	30,715	3,685
Nuance Communications Inc *	45,445	1,960
ON Semiconductor Corp *	173,597	4,991
OSI Systems Inc *	100	9
Perficient Inc *	21,400	974
Pitney Bowes Inc	103,400	589
Pluralsight Inc, Cl A *	118,743	1,945
Power Integrations Inc	57,675	4,117
Proofpoint Inc *	18,548	1,919
RingCentral Inc, Cl A *	2,280	677
Sanmina Corp *	58,700	1,867
Seagate Technology PLC	34,800	2,047
Silicon Laboratories Inc *	34,605	4,056
Silicon Motion Technology Corp ADR	120,143	4,767
SolarWinds Corp *(A)	142,620	3,263
SS&C Technologies Holdings Inc	13,309	917
Sumo Logic Inc *	18,780	492
Sykes Enterprises Inc *	24,400	918
SYNNEX Corp	9,965	1,597
Tenable Holdings Inc *	23,900	861
Teradyne Inc	12,200	1,346
Trimble Inc *	29,407	1,761
TTEC Holdings Inc	16,178	1,095
TTM Technologies Inc *	68,500	895
Ultra Clean Holdings Inc *	65,531	2,073
Universal Display Corp	18,481	4,233
Verint Systems Inc *	86,825	4,946
Viavi Solutions Inc *	136,660	1,851
Vishay Intertechnology Inc	93,000	1,800
Vocera Communications Inc *	25,000	846
Western Union Co/The	43,200	975

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wix.com Ltd *	2,498	$638
WNS Holdings Ltd ADR *	55,160	3,884
Workiva Inc, Cl A *	12,305	923
Xerox Holdings Corp	43,900	961

		187,621

Materials — 5.1%
Ashland Global Holdings Inc	50,458	3,793
Axalta Coating Systems Ltd *	157,269	4,499
Berry Global Group Inc *	30,300	1,606
Boise Cascade Co	17,550	759
Cabot Corp	41,400	1,714
Celanese Corp, Cl A	7,200	931
Chemours Co/The	52,200	1,270
Clearwater Paper Corp *	26,500	925
Domtar Corp	36,200	1,090
Eastman Chemical Co	24,100	2,347
FMC Corp	75,726	8,785
Forterra Inc *	56,474	1,048
Graphic Packaging Holding Co	65,198	999
Huntsman Corp	48,000	1,189
Koppers Holdings Inc *	30,800	834
O-I Glass Inc, Cl I	89,400	1,012
Quaker Chemical Corp	18,103	4,471
Reliance Steel & Aluminum Co	12,800	1,508
Schweitzer-Mauduit International Inc	20,200	703
Silgan Holdings Inc	243,983	8,247
Steel Dynamics Inc	69,300	2,509
Trinseo SA	19,900	756
US Concrete Inc *	29,504	1,047
Westrock Co	49,900	2,106
Worthington Industries Inc	17,240	892

		55,040

Real Estate — 6.5%
Alexandria Real Estate Equities Inc ‡	22,306	3,652
Americold Realty Trust ‡(A)	120,084	4,098
Braemar Hotels & Resorts Inc ‡	3,000	12
Brandywine Realty Trust ‡	80,600	897
Brixmor Property Group Inc ‡	115,600	1,765
Chatham Lodging Trust ‡	53,400	588
City Office REIT Inc ‡	72,700	638
Community Healthcare Trust Inc ‡	17,800	804
CoreCivic Inc ‡	62,100	440
DiamondRock Hospitality Co ‡	122,500	921
Diversified Healthcare Trust ‡	151,600	669
EastGroup Properties Inc ‡	6,814	929
Franklin Street Properties Corp ‡	150,900	700
Gaming and Leisure Properties Inc ‡	161,747	6,719
GEO Group Inc/The ‡(A)	38,900	368
Global Medical REIT Inc ‡	60,566	829
Healthcare Realty Trust Inc ‡	21,700	640
Howard Hughes Corp/The *	47,663	3,467

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Industrial Logistics Properties Trust ‡	35,900	$780
Innovative Industrial Properties Inc, Cl A ‡(A)	28,389	4,362
Invitation Homes Inc ‡	49,083	1,403
Kennedy-Wilson Holdings Inc	174,311	2,785
Kite Realty Group Trust ‡	70,700	1,018
Lexington Realty Trust, Cl B ‡	400	4
Medical Properties Trust Inc ‡	363,229	7,047
Newmark Group Inc, Cl A	231,396	1,624
NexPoint Residential Trust Inc ‡	70,015	3,102
Office Properties Income Trust ‡(A)	45,400	1,037
Omega Healthcare Investors Inc ‡	29,900	1,053
Outfront Media Inc ‡	38,100	722
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	864
PotlatchDeltic Corp ‡	18,300	852
QTS Realty Trust Inc, Cl A ‡	50,626	3,008
RE/MAX Holdings Inc, Cl A	24,000	751
Realogy Holdings Corp *	69,400	854
Redfin Corp *	18,413	882
Retail Properties of America Inc, Cl A ‡	96,000	778
Retail Value Inc ‡	6,050	93
Rexford Industrial Realty Inc ‡	93,381	4,475
RPT Realty ‡	65,300	479
Sabra Health Care Inc ‡	60,000	989
Service Properties Trust ‡	48,500	575
SITE Centers Corp ‡	56,700	572
Tanger Factory Outlet Centers Inc ‡(A)	65,700	621
VEREIT Inc ‡	188,300	1,335
Xenia Hotels & Resorts Inc ‡	46,100	650

		70,851

Utilities — 1.8%
AES Corp/The	31,300	640
Algonquin Power & Utilities Corp (A)	201,305	3,156
American States Water Co	33,538	2,476
Chesapeake Utilities Corp	8,725	908
MDU Resources Group Inc	38,900	970
Middlesex Water Co	11,695	801
National Fuel Gas Co	28,600	1,177
NRG Energy Inc	74,600	2,443
Otter Tail Corp	19,600	781
Portland General Electric Co	20,000	828
South Jersey Industries Inc	38,600	889
UGI Corp	92,431	3,279
Vistra Corp	104,200	1,946

		20,294

Total Common Stock (Cost $856,292) ($ Thousands)		1,052,090

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 6.9%
SEI Liquidity Fund, L.P. 0.070% **† (C)	75,095,493	$75,105

Total Affiliated Partnership (Cost $75,095) ($ Thousands)		75,105

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	28,238,588	28,239

Total Cash Equivalent (Cost $28,239) ($ Thousands)		28,239

Total Investments in Securities — 106.1% (Cost $959,626) ($ Thousands)		$1,155,434

Percentages are based on Net Assets of $1,088,667 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (see Note 12). The total market value of securities on loan at November 30, 2020 was $72,156 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2020, such securities amounted to $2,223 ($ Thousands), or 0.2% of the net assets of the Fund (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (See Note 12). The total market value of such securities as of November 30, 2020 was $75,105 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Small/Mid Cap Equity Fund (Continued)

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,052,090	–	–	1,052,090
Affiliated Partnership	–	75,105	–	75,105
Cash Equivalent	28,239	–	–	28,239

Total Investments in Securities	1,080,329	75,105	–	1,155,434

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$140,805	$ 176,844	$(242,509)	$8	$(43)	$75,105	75,095,493	$269	$—
SEI Daily Income Trust, Government Fund, Cl F	49,188	168,814	(189,763)	—	—	28,239	28,238,588	3	—

Totals	$189,993	$345,658	$(432,272)	$8	$(43)	$103,344		$272	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 7.4%
Alphabet Inc, Cl A *	7,902	$13,863
Alphabet Inc, Cl C *	7,851	13,824
AMC Networks Inc, Cl A *	30,694	1,012
AT&T Inc	212,926	6,122
ATN International Inc	719	35
Cargurus Inc, Cl A *	7,321	183
CenturyLink Inc	19,753	206
Comcast Corp, Cl A	100,209	5,035
Consolidated Communications Holdings Inc *	10,629	60
Discovery Inc, Cl A *	6,900	186
Discovery Inc, Cl C *	261,037	6,270
Electronic Arts Inc	7,900	1,009
Facebook Inc, Cl A *	44,292	12,267
Gogo Inc *	8,343	88
John Wiley & Sons Inc, Cl A	13,164	455
Liberty Latin America Ltd, Cl A *	6,970	79
Liberty Media Corp-Liberty SiriusXM, Cl A *	9,340	382
Lions Gate Entertainment Corp, Cl A *	7,929	77
Lions Gate Entertainment Corp, Cl B *	36,902	331
Match Group Inc *	5,977	832
MSG Networks Inc *	31,839	387
News Corp	31,883	568
News Corp, Cl A	121,455	2,144
Omnicom Group Inc	90,683	5,713
Sirius XM Holdings Inc	124,401	807
Stamps.com Inc *	859	161
TechTarget Inc *	3,411	179
Verizon Communications Inc	101,880	6,155

		78,430

Consumer Discretionary — 13.9%
1-800-Flowers.com Inc, Cl A *	7,870	184
Acushnet Holdings Corp	1,213	46
Amazon.com Inc *	6,296	19,946
American Public Education Inc *	12,859	399
AutoNation Inc *	47,154	2,890
AutoZone Inc *	2,996	3,408
Best Buy Co Inc	87,488	9,519
Big Lots Inc	35,328	1,825
Booking Holdings Inc *	2,079	4,217
Brinker International Inc	6,549	328
Buckle Inc/The	4,380	117
Chuy’s Holdings Inc *	2,469	58
Collectors Universe Inc	1,396	108
Cooper Tire & Rubber Co	16,159	642
Core-Mark Holding Co Inc	6,656	208
Crocs Inc *	9,215	543
Deckers Outdoor Corp *	12,841	3,269
Dick’s Sporting Goods Inc	9,277	527
Dollar General Corp	3,464	757
Domino’s Pizza Inc	4,551	1,787

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
eBay Inc	272,139	$13,724
Ethan Allen Interiors Inc	3,424	63
Ford Motor Co	86,588	786
Fox Factory Holding Corp *	2,147	187
Garmin Ltd	5,367	627
General Motors Co	31,665	1,388
Genesco Inc *	2,125	67
Genuine Parts Co	12,481	1,228
GoPro Inc, Cl A *	19,432	136
Graham Holdings Co, Cl B	1,100	492
Group 1 Automotive Inc	2,602	309
Hanesbrands Inc	52,137	740
Haverty Furniture Cos Inc	13,347	363
Hibbett Sports Inc *	15,456	636
Home Depot Inc/The	11,596	3,217
Johnson Outdoors Inc, Cl A	785	66
La-Z-Boy Inc, Cl Z	35,500	1,315
Lennar Corp, Cl A	69,097	5,242
Lennar Corp, Cl B	12,480	758
Lithia Motors Inc, Cl A	3,256	942
Lowe’s Cos Inc	12,503	1,948
Lululemon Athletica Inc *	5,396	1,998
Lumber Liquidators Holdings Inc *	4,294	124
Meritage Homes Corp *	16,058	1,448
Michaels Cos Inc/The *	11,058	109
Nautilus Inc *	4,402	93
NIKE Inc, Cl B	18,789	2,531
NVR Inc *	196	783
Ollie’s Bargain Outlet Holdings Inc *	3,543	312
Papa John’s International Inc	3,650	293
Penn National Gaming Inc *	4,509	316
Perdoceo Education Corp *	22,191	252
PetMed Express Inc	2,952	91
Pinterest Inc, Cl A *	52,656	3,687
Pool Corp	4,287	1,484
PulteGroup Inc	93,966	4,100
Qurate Retail Inc	306,024	3,204
Rent-A-Center Inc/TX, Cl A	45,300	1,532
RH *	2,330	1,056
Shoe Carnival Inc	1,343	49
Sonic Automotive Inc, Cl A	3,502	141
Sportsman’s Warehouse Holdings Inc *	40,567	565
Starbucks Corp	24,108	2,363
Target Corp	90,077	16,172
Tesla Inc *	5,634	3,198
TJX Cos Inc/The	37,364	2,373
Toll Brothers Inc	26,950	1,276
Tractor Supply Co	16,368	2,305
TRI Pointe Group Inc *	39,332	687
Tupperware Brands Corp	3,113	105
Vista Outdoor Inc *	8,696	179
Williams-Sonoma Inc	38,579	4,223

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wingstop Inc	4,395	$559
Winmark Corp	2,676	482
XPEL Inc *	2,469	93
Yum China Holdings Inc	28,627	1,614
Yum! Brands Inc	23,494	2,486

		147,295

Consumer Staples — 10.9%
Altria Group Inc	49,652	1,978
Archer-Daniels-Midland Co	41,009	2,041
B&G Foods Inc, Cl A	7,837	217
Boston Beer Co Inc/The, Cl A *	762	709
Brown-Forman Corp, Cl A	11,795	870
Brown-Forman Corp, Cl B	20,000	1,613
Bunge Ltd	53,027	3,123
Casey’s General Stores Inc	3,867	703
Celsius Holdings Inc *	5,153	166
Central Garden & Pet Co, Cl A *	6,442	242
Church & Dwight Co Inc	22,695	1,992
Clorox Co/The	29,316	5,950
Colgate-Palmolive Co	75,155	6,436
Costco Wholesale Corp	8,129	3,185
Estee Lauder Cos Inc/The, Cl A	9,947	2,440
Flowers Foods Inc	80,157	1,779
Freshpet Inc *	5,742	786
General Mills Inc	9,719	591
Hain Celestial Group Inc/The *	4,778	184
Hershey Co/The	20,505	3,032
Ingles Markets Inc, Cl A	13,216	497
Ingredion Inc	2,069	160
J M Smucker Co/The	12,014	1,408
Kellogg Co	27,692	1,770
Keurig Dr Pepper Inc	24,990	761
Kimberly-Clark Corp	13,727	1,912
Kroger Co/The	355,262	11,724
Lancaster Colony Corp	1,198	203
Medifast Inc	5,574	1,138
Monster Beverage Corp *	47,586	4,034
Nu Skin Enterprises Inc, Cl A	7,623	393
PepsiCo Inc	36,600	5,279
Performance Food Group Co *	9,440	409
Philip Morris International Inc	60,980	4,619
Procter & Gamble Co/The	135,054	18,755
SpartanNash Co	30,904	583
Sprouts Farmers Market Inc *	112,330	2,378
Sysco Corp	6,065	432
Turning Point Brands Inc	1,400	55
United Natural Foods Inc *	8,234	142
Universal Corp/VA	5,230	238
USANA Health Sciences Inc *	10,865	817
Vector Group Ltd	131,653	1,480
Walgreens Boots Alliance Inc	47,937	1,822
Walmart Inc	110,376	16,864

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WD-40 Co	1,377	$350
Weis Markets Inc	2,216	105

		116,365

Energy — 0.5%
Bonanza Creek Energy Inc *	2,791	62
Cabot Oil & Gas Corp, Cl A	43,989	771
Cactus Inc, Cl A	5,656	131
DHT Holdings Inc	101,957	521
Dorian LPG Ltd *	30,100	329
Frontline Ltd/Bermuda	17,500	109
Murphy USA Inc	8,505	1,090
Nordic American Tankers Ltd	21,794	70
Plug Power Inc *	48,366	1,276
Range Resources Corp	31,886	233
Renewable Energy Group Inc *	6,293	366
Southwestern Energy Co *	79,469	247

		5,205

Financials — 9.1%
Aflac Inc	35,671	1,567
Alleghany Corp	1,521	875
Allstate Corp/The	21,160	2,166
American Equity Investment Life Holding Co	13,527	355
Ameriprise Financial Inc	1,018	189
Arrow Financial Corp	1,982	59
Artisan Partners Asset Management Inc, Cl A	19,717	887
Axis Capital Holdings Ltd	25,720	1,289
Bank First Corp	859	59
Bank of America Corp	6,924	195
Bank of New York Mellon Corp/The	302,332	11,827
Bank OZK	18,359	513
Bridge Bancorp Inc	2,232	50
Brighthouse Financial Inc *	12,807	450
Brightsphere Investment Group Inc	9,274	164
Bryn Mawr Bank Corp	2,899	86
Cannae Holdings Inc *	12,586	496
CBTX Inc	2,475	54
Citigroup Inc	169,996	9,362
Cohen & Steers Inc	3,322	235
Cowen Inc, Cl A	21,273	510
Curo Group Holdings Corp	14,504	125
Diamond Hill Investment Group Inc	477	65
Encore Capital Group Inc *	1,303	44
Enova International Inc *	31,819	665
Enstar Group Ltd *	1,820	345
Equitable Holdings Inc	20,511	521
Everest Re Group Ltd	4,335	985
Federated Hermes Inc, Cl B	43,873	1,178
Fidelity National Financial Inc	33,784	1,216
Fifth Third Bancorp	34,855	883
First of Long Island Corp/The	3,397	57
First Republic Bank/CA	3,705	480

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flagstar Bancorp Inc	5,261	$184
Focus Financial Partners Inc, Cl A *	4,617	183
Green Dot Corp, Cl A *	7,623	408
Hanover Insurance Group Inc/The	3,948	444
Hartford Financial Services Group Inc/The	29,270	1,294
Hilltop Holdings Inc	10,780	260
JPMorgan Chase & Co	30,164	3,556
Kinsale Capital Group Inc	3,077	739
Live Oak Bancshares Inc	4,187	172
LPL Financial Holdings Inc	7,173	651
MetLife Inc	6,804	314
MGIC Investment Corp	31,558	377
Mr Cooper Group Inc *	22,013	587
Navient Corp	25,618	240
Nelnet Inc, Cl A	2,600	177
New York Community Bancorp Inc	67,246	652
Pacific Premier Bancorp Inc	2,936	85
PennyMac Financial Services Inc	6,054	349
PJT Partners Inc	3,436	238
PRA Group Inc *	6,685	278
Preferred Bank/Los Angeles CA	2,034	75
Principal Financial Group Inc	55,171	2,747
Prosperity Bancshares Inc	1,288	81
Prudential Financial Inc	60,815	4,599
QCR Holdings Inc	2,170	76
Radian Group Inc	24,285	459
S&P Global Inc	10,659	3,750
Signature Bank/New York NY	5,818	653
SLM Corp	113,758	1,207
State Street Corp	29,146	2,054
Stewart Information Services Corp	4,672	196
StoneX Group *	2,362	146
Sturm Ruger & Co Inc	13,347	817
SVB Financial Group *	4,377	1,509
Synchrony Financial	215,034	6,552
T Rowe Price Group Inc	108,328	15,535
Third Point Reinsurance Ltd *	16,261	155
Travelers Cos Inc/The	14,317	1,856
Unum Group	22,017	489
Virtu Financial Inc, Cl A	7,730	176
Voya Financial Inc	38,537	2,221
W R Berkley Corp	14,875	969
Waddell & Reed Financial Inc, Cl A	51,028	840
Watford Holdings Ltd *	2,577	89

		96,391

Health Care — 14.3%
Agilent Technologies Inc	19,200	2,244
Alexion Pharmaceuticals Inc *	7,844	958
AmerisourceBergen Corp, Cl A	62,096	6,403
Amgen Inc	47,110	10,460
Amicus Therapeutics Inc *	14,453	331
Antares Pharma Inc *	24,221	76

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avanos Medical Inc *	7,121	$302
Avantor Inc *	2,752	75
Biogen Inc *	21,821	5,241
Bristol-Myers Squibb Co	84,508	5,273
Cardinal Health Inc	102,730	5,608
Catalent Inc *	14,757	1,419
Catalyst Pharmaceuticals Inc *	18,905	69
Centene Corp *	5,019	309
Cerner Corp	51,053	3,821
Chemed Corp	1,652	790
Co-Diagnostics Inc *	3,200	38
Community Health Systems Inc *	12,776	105
Corcept Therapeutics Inc *	4,403	100
CVS Health Corp	28,180	1,910
DaVita Inc *	84,652	9,299
Edwards Lifesciences Corp *	1,323	111
Eli Lilly and Co	3,867	563
Ensign Group Inc/The	7,623	548
Fulgent Genetics Inc *	1,437	65
Gilead Sciences Inc	57,472	3,487
Haemonetics Corp *	3,207	362
HCA Healthcare Inc	14,900	2,237
Henry Schein Inc *	15,753	1,013
Horizon Therapeutics PLC *	11,875	837
Humana Inc	14,672	5,876
IDEXX Laboratories Inc *	1,924	887
Inovalon Holdings Inc, Cl A *	10,834	202
iRhythm Technologies Inc *	3,006	735
Jazz Pharmaceuticals PLC *	13,829	1,946
Johnson & Johnson	51,146	7,400
Laboratory Corp of America Holdings *	9,834	1,965
Ligand Pharmaceuticals Inc *	2,147	181
McKesson Corp	59,336	10,675
Medpace Holdings Inc *	4,029	517
Medtronic PLC	47,440	5,394
Merck & Co Inc	172,154	13,839
Meridian Bioscience Inc *	2,300	43
Merit Medical Systems Inc *	7,086	390
Mettler-Toledo International Inc *	2,199	2,529
Moderna Inc *	1,020	156
Novavax Inc *	1,181	165
Novocure Ltd *	5,526	694
Ocular Therapeutix Inc *	7,730	135
Ontrak Inc *	1,181	59
Owens & Minor Inc	9,430	243
Pacira BioSciences Inc *	1,503	91
Pennant Group Inc/The *	3,554	180
Pfizer Inc	178,928	6,855
Providence Service Corp/The *	1,820	247
Quidel Corp *	5,547	1,082
R1 RCM Inc *	15,889	322
Regeneron Pharmaceuticals Inc *	7,411	3,824

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ResMed Inc	537	$113
SIGA Technologies Inc *	7,888	55
STAAR Surgical Co *	3,167	226
Surgery Partners Inc *	2,791	68
Surmodics Inc *	1,994	75
Travere Therapeutics Inc *	6,281	144
Triple-S Management Corp, Cl B *	2,836	63
United Therapeutics Corp *	35,353	4,689
UnitedHealth Group Inc	28,824	9,695
Universal Health Services Inc, Cl B	4,552	594
Veeva Systems Inc, Cl A *	3,584	992
Vertex Pharmaceuticals Inc *	9,361	2,132
Viatris Inc, Cl W *	22,201	373
Waters Corp *	6,633	1,539
Zoetis Inc, Cl A	3,640	584

		152,028

Industrials — 9.5%
3M Co	12,665	2,188
Aerojet Rocketdyne Holdings Inc *	530	20
Altra Industrial Motion Corp	9,126	518
Ameresco Inc, Cl A *	3,650	163
ArcBest Corp	6,654	279
Arcosa Inc	3,404	177
Atlas Air Worldwide Holdings Inc *	3,865	216
Bloom Energy Corp, Cl A *	3,000	74
BMC Stock Holdings Inc *	18,010	881
CAI International Inc	2,461	78
Carlisle Cos Inc	5,939	860
CH Robinson Worldwide Inc	14,376	1,351
Cintas Corp	8,163	2,900
CSW Industrials Inc	3,563	382
Cummins Inc	752	174
Deere & Co	18,506	4,842
Echo Global Logistics Inc *	3,865	110
EMCOR Group Inc	16,476	1,420
Emerson Electric Co	4,436	341
Ennis Inc	6,866	112
ESCO Technologies Inc	3,758	372
Evoqua Water Technologies Corp *	11,488	300
Expeditors International of Washington Inc	78,664	7,030
FedEx Corp	15,667	4,490
Forrester Research Inc *	1,610	67
Foundation Building Materials Inc *	2,900	56
FTI Consulting Inc *	1,130	119
Generac Holdings Inc *	8,906	1,920
Gibraltar Industries Inc *	4,878	319
GMS Inc *	4,730	148
Great Lakes Dredge & Dock Corp *	17,920	202
Harsco Corp *	11,595	197
Herc Holdings Inc *	3,637	208
Honeywell International Inc	41,808	8,525
Hubbell Inc, Cl B	5,903	954

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IDEX Corp	8,003	$1,546
Illinois Tool Works Inc	13,208	2,788
Johnson Controls International PLC	61,076	2,812
Kadant Inc	1,235	158
Kforce Inc	18,511	760
Kimball International Inc, Cl B	4,930	54
L3Harris Technologies Inc	10,984	2,109
Landstar System Inc	15,617	2,052
Lennox International Inc	1,652	475
Lockheed Martin Corp	8,420	3,073
ManpowerGroup Inc	17,662	1,530
Marten Transport Ltd	8,052	142
Masco Corp	68,904	3,698
Masonite International Corp *	3,486	349
MSC Industrial Direct Co Inc, Cl A	4,949	412
Mueller Industries Inc	8,374	274
MYR Group Inc *	2,470	126
Northrop Grumman Corp	8,482	2,564
Northwest Pipe Co *	1,394	40
Omega Flex Inc	433	61
PACCAR Inc	121,193	10,551
PAE Inc *	8,842	85
Primoris Services Corp	22,722	551
Quanta Services Inc	10,487	717
Republic Services Inc, Cl A	23,058	2,230
Robert Half International Inc	101,424	6,509
Rockwell Automation Inc	5,244	1,340
Rollins Inc	16,357	935
Rush Enterprises Inc, Cl A	32,244	1,236
Schneider National Inc, Cl B	21,624	452
Shyft Group Inc/The	4,993	129
Simpson Manufacturing Co Inc	17,246	1,585
Snap-on Inc	5,891	1,036
SPX Corp *	6,335	325
SPX FLOW Inc *	1,176	63
Steelcase Inc, Cl A	22,682	276
Textainer Group Holdings Ltd *	7,731	142
TPI Composites Inc *	4,348	175
TransUnion	1,278	116
TriNet Group Inc *	12,860	964
TrueBlue Inc *	6,276	120
Tutor Perini Corp *	6,012	81
UniFirst Corp/MA	1,521	281
Vicor Corp *	2,684	220
Waste Management Inc	19,773	2,356
Werner Enterprises Inc	17,302	692
WW Grainger Inc	1,018	426

		100,609

Information Technology — 28.4%
Accenture PLC, Cl A	47,368	11,799
Adobe Inc *	4,901	2,345
Amdocs Ltd	56,751	3,735

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amkor Technology Inc	14,900	$220
Amphenol Corp, Cl A	16,105	2,107
Apple Inc	390,948	46,542
Arlo Technologies Inc *	11,702	62
Arrow Electronics Inc *	69,520	6,371
Automatic Data Processing Inc	9,176	1,596
Avnet Inc	27,919	847
Booz Allen Hamilton Holding Corp, Cl A	14,980	1,300
Box Inc, Cl A *	15,889	297
CACI International Inc, Cl A *	7,753	1,840
Cadence Design Systems Inc *	37,356	4,344
Calix Inc *	7,086	168
ChannelAdvisor Corp *	3,874	57
Ciena Corp *	22,828	1,023
Cirrus Logic Inc *	4,087	327
Cisco Systems Inc	260,716	11,216
Citrix Systems Inc	27,239	3,375
Cloudera Inc *	30,437	355
Cognizant Technology Solutions Corp, Cl A	150,143	11,731
Cree Inc *	8,804	796
Crowdstrike Holdings Inc, Cl A *	7,129	1,093
CSG Systems International Inc	8,636	375
Diebold Nixdorf Inc *	10,521	100
Digital Turbine Inc *	11,551	520
Dolby Laboratories Inc, Cl A	26,948	2,384
Dropbox Inc, Cl A *	31,693	633
EchoStar Corp, Cl A *	13,164	313
eGain Corp *	3,142	36
Endurance International Group Holdings Inc *	9,300	88
Enphase Energy Inc *	7,931	1,083
EPAM Systems Inc *	8,039	2,591
EVERTEC Inc	8,945	332
F5 Networks Inc *	6,800	1,107
FormFactor Inc *	4,939	202
Fortinet Inc *	36,914	4,549
Genpact Ltd	20,244	823
Hewlett Packard Enterprise Co	257,258	2,840
HP Inc	434,530	9,529
Inseego Corp *	10,199	101
Intel Corp	264,586	12,793
International Business Machines Corp	25,427	3,141
Intuit Inc	40,967	14,421
Jabil Inc	48,567	1,856
Jack Henry & Associates Inc	8,450	1,359
Juniper Networks Inc	16,693	363
KLA Corp	1,797	453
Lam Research Corp	7,641	3,459
Lattice Semiconductor Corp *	16,875	706
Leidos Holdings Inc	16,824	1,694
Limelight Networks Inc *	17,500	78
Manhattan Associates Inc *	644	66

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mastercard Inc, Cl A	6,231	$2,097
MAXIMUS Inc	3,255	234
Microsoft Corp	235,113	50,331
MicroStrategy Inc, Cl A *	6,108	2,094
Monolithic Power Systems Inc	6,501	2,080
Motorola Solutions Inc	11,639	1,996
NETGEAR Inc *	27,712	881
NortonLifeLock Inc	126,792	2,311
Nuance Communications Inc *	161,580	6,969
Okta Inc, Cl A *	6,284	1,540
ON Semiconductor Corp *	7,259	209
OneSpan Inc *	5,046	100
Oracle Corp	234,695	13,547
PagerDuty Inc *	7,623	262
PayPal Holdings Inc *	17,955	3,845
Perficient Inc *	4,723	215
Plantronics Inc	5,046	138
Progress Software Corp	15,461	620
Qorvo Inc *	16,859	2,641
QUALCOMM Inc	2,963	436
Sailpoint Technologies Holdings Inc *	13,098	610
Sanmina Corp *	21,583	687
Skyworks Solutions Inc	8,841	1,248
SPS Commerce Inc *	4,933	508
Sykes Enterprises Inc *	14,209	535
Synaptics Inc *	15,946	1,240
SYNNEX Corp	12,643	2,027
Teradyne Inc	24,681	2,723
Texas Instruments Inc	13,783	2,222
Trade Desk Inc/The, Cl A *	1,808	1,629
TTEC Holdings Inc	5,055	342
Ultra Clean Holdings Inc *	5,690	180
Verint Systems Inc *	20,570	1,172
VeriSign Inc *	11,953	2,399
VirnetX Holding Corp	58,762	318
Visa Inc, Cl A	23,371	4,916
Western Union Co/The	173,337	3,910
Xerox Holdings Corp	54,174	1,186
Zebra Technologies Corp, Cl A *	1,062	402

		302,341

Materials — 2.7%
Air Products and Chemicals Inc	2,489	697
Avery Dennison Corp	8,946	1,336
Avient Corp	13,803	505
Boise Cascade Co	14,927	646
Chase Corp	1,074	114
Clearwater Paper Corp *	2,362	83
Coeur Mining Inc *	13,205	94
Commercial Metals Co	44,187	880
Dow Inc	24,400	1,293
FMC Corp	451	52
Freeport-McMoRan Inc, Cl B	25,459	596

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Graphic Packaging Holding Co	30,155	$462
Hawkins Inc	1,396	70
Hecla Mining Co	58,189	278
Linde PLC	14,458	3,707
Myers Industries Inc	5,368	91
NewMarket Corp	2,708	1,001
Newmont Corp	13,366	786
Nucor Corp	48,359	2,597
PPG Industries Inc	46,855	6,877
Reliance Steel & Aluminum Co	33,060	3,895
Schnitzer Steel Industries Inc, Cl A	2,899	74
Scotts Miracle-Gro Co/The, Cl A	6,030	1,060
Sealed Air Corp	11,853	534
Sensient Technologies Corp	4,091	293
Silgan Holdings Inc	12,881	435
Sonoco Products Co	10,178	591
Stepan Co	3,221	374
Worthington Industries Inc	5,475	283

		29,704

Real Estate — 1.0%
Alexandria Real Estate Equities Inc ‡	5,504	901
Community Healthcare Trust Inc ‡	3,113	141
Easterly Government Properties Inc ‡	11,083	240
EastGroup Properties Inc ‡	3,359	458
Equity Commonwealth ‡	18,632	494
Innovative Industrial Properties Inc, Cl A ‡	789	121
Invitation Homes Inc ‡	79,894	2,283
iStar Inc ‡	6,773	95
Jones Lang LaSalle Inc	8,240	1,090
Lexington Realty Trust, Cl B ‡	22,646	231
PotlatchDeltic Corp ‡	9,770	455
Prologis Inc ‡	25,440	2,545
Public Storage ‡	491	110
RE/MAX Holdings Inc, Cl A	2,657	83
Redfin Corp *	14,483	694
RMR Group Inc/The, Cl A	2,941	109
Safehold Inc ‡	2,594	177
STAG Industrial Inc ‡	12,078	360

		10,587

Utilities — 0.9%
AES Corp/The	35,516	726
Exelon Corp	159,948	6,569
Sempra Energy	10,038	1,280
Vistra Corp	80,459	1,503

		10,078

Total Common Stock (Cost $839,135) ($ Thousands)		1,049,033

Description	Number of Warrants	Market Value ($ Thousands)

WARRANT — 0.0%
Occidental Petroleum Corp, Expires 08/06/2027 Strike Price $22 *	1	$–

Total Warrant (Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	8,324,263	8,324

Total Cash Equivalent (Cost $8,324) ($ Thousands)		8,324

Total Investments in Securities — 99.4% (Cost $847,459) ($ Thousands)		$1,057,357

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Equity Factor Allocation Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	48	Dec-2020	$8,206	$8,696	$490

Percentages are based on Net Assets of $1,063,512 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,049,033	–	–	1,049,033
Warrant	–	–	–	–
Cash Equivalent	8,324	–	–	8,324

Total Investments in Securities	1,057,357	–	–	1,057,357

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	490	–	–	490

Total Other Financial Instruments	490	–	–	490

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$15,622	$45,929	$(53,227)	$—	$—	$8,324	8,324,263	$1	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 9.5%
Activision Blizzard Inc	59,251	$4,709
AT&T Inc	727,100	20,904
BCE Inc	57,600	2,502
Cargurus Inc, Cl A *	10,625	266
China Mobile Ltd ADR (A)	87,300	2,606
Cogeco Communications Inc	13,400	972
Comcast Corp, Cl A	389,200	19,553
Discovery Inc, Cl C *	48,845	1,173
Electronic Arts Inc	29,888	3,818
EverQuote Inc, Cl A *(A)	4,650	175
Facebook Inc, Cl A *	14,484	4,012
John Wiley & Sons Inc, Cl A	22,331	771
Madison Square Garden Sports Corp, Cl A *	8,634	1,463
New York Times Co/The, Cl A (A)	54,157	2,324
Nippon Telegraph & Telephone Corp ADR	173,800	4,109
Omnicom Group Inc	116,900	7,365
Ooma Inc *	13,623	213
Shenandoah Telecommunications Co	1,110	49
Shutterstock Inc	7,046	485
SK Telecom Co Ltd ADR	172,800	4,062
Spok Holdings Inc	7,330	72
Spotify Technology SA *	12,710	3,703
Take-Two Interactive Software Inc *	26,449	4,774
TechTarget Inc *	8,798	462
TrueCar Inc *	14,186	58
United States Cellular Corp *	7,108	223
Upwork Inc *	15,955	522
Verizon Communications Inc	520,653	31,453
Zynga Inc, Cl A *(A)	362,925	2,994

		125,792

Consumer Discretionary — 9.8%
1-800-Flowers.com Inc, Cl A *	2,064	48
Amazon.com Inc *	760	2,408
Aspen Group Inc/CO *	13,224	161
AutoZone Inc *	13,000	14,790
Canadian Tire Corp Ltd, Cl A	51,400	6,583
Chegg Inc *	36,083	2,812
Chipotle Mexican Grill Inc, Cl A *	3,539	4,563
Collectors Universe Inc	7,366	568
Domino’s Pizza Inc	12,598	4,946
Dorman Products Inc *	4,690	433
DR Horton Inc	74,800	5,573
eBay Inc	364,700	18,392
Etsy Inc *	4,184	672
frontdoor Inc *	19,063	902
Gaia Inc, Cl A *	2,452	25
Garmin Ltd	29,676	3,465
Grand Canyon Education Inc *	40,617	3,390
GrowGeneration Corp *(A)	16,422	578
Johnson Outdoors Inc, Cl A	1,183	99
K12 Inc *	8,418	196

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lakeland Industries Inc *	11,405	$226
Lululemon Athletica Inc *	12,037	4,456
NIKE Inc, Cl B	11,870	1,599
Ollie’s Bargain Outlet Holdings Inc *(A)	42,876	3,776
Papa John’s International Inc	4,495	361
Perdoceo Education Corp *	6,775	77
Pool Corp	8,602	2,977
PulteGroup Inc	84,400	3,682
Purple Innovation Inc, Cl A *	8,021	239
Smith & Wesson Brands Inc	1,174	19
Target Corp	198,600	35,654
Toyota Motor Corp ADR (A)	48,000	6,454

		130,124

Consumer Staples — 17.2%
Altria Group Inc	226,400	9,018
B&G Foods Inc, Cl A (A)	4,620	128
Beyond Meat Inc *(A)	19,089	2,671
BJ’s Wholesale Club Holdings Inc *	12,704	521
Boston Beer Co Inc/The, Cl A *(A)	4,288	3,991
Bunge Ltd	22,932	1,350
Campbell Soup Co (A)	94,351	4,719
Casey’s General Stores Inc	11,426	2,076
Celsius Holdings Inc *	14,069	454
Central Garden & Pet Co, Cl A *	989	40
Church & Dwight Co Inc	71,463	6,272
Clorox Co/The (A)	29,209	5,928
Coca-Cola Consolidated Inc	437	114
Colgate-Palmolive Co	66,875	5,727
Conagra Brands Inc	33,587	1,228
Costco Wholesale Corp	17,007	6,663
Estee Lauder Cos Inc/The, Cl A	23,261	5,706
Flowers Foods Inc	170,496	3,783
Freshpet Inc *	3,846	526
General Mills Inc	306,217	18,624
Hain Celestial Group Inc/The *	5,843	225
Hershey Co/The	38,133	5,639
Hormel Foods Corp (A)	142,001	6,700
Hostess Brands Inc, Cl A *	49,099	665
Ingredion Inc	46,100	3,557
J & J Snack Foods Corp	2,184	318
J M Smucker Co/The	173,270	20,307
John B Sanfilippo & Son Inc	8,421	625
Kellogg Co	163,728	10,464
Kimberly-Clark Corp	72,600	10,114
Kraft Heinz Co/The	165,500	5,452
Kroger Co/The	620,574	20,479
Lancaster Colony Corp	2,679	454
McCormick & Co Inc/MD	26,567	4,968
Medifast Inc	2,297	469
MGP Ingredients Inc (A)	10,018	437
Mondelez International Inc, Cl A	31,056	1,784
Monster Beverage Corp *	27,028	2,291

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Beverage Corp *(A)	4,014	$393
Natural Grocers by Vitamin Cottage Inc	18,266	266
PepsiCo Inc	41,318	5,959
PriceSmart Inc	2,400	195
Procter & Gamble Co/The	40,315	5,599
Tootsie Roll Industries Inc (A)	17,840	553
Tyson Foods Inc, Cl A	223,400	14,566
Universal Corp/VA	7,484	341
USANA Health Sciences Inc *(A)	6,053	455
Village Super Market Inc, Cl A	1,361	32
Walgreens Boots Alliance Inc	85,300	3,242
Walmart Inc	139,744	21,351
WD-40 Co (A)	2,411	613
Weis Markets Inc	12,349	588

		228,640

Energy — 0.7%
Antero Midstream Corp	85,730	578
Cabot Oil & Gas Corp, Cl A	196,372	3,440
Frontline Ltd/Bermuda (A)	21,393	134
Murphy USA Inc	4,124	529
Phillips 66	78,100	4,731
Renewable Energy Group Inc *	730	42

		9,454

Financials — 11.9%
Aflac Inc	258,600	11,360
Alerus Financial Corp	4,560	110
Allstate Corp/The	177,400	18,157
American Financial Group Inc/OH	133,500	11,936
American National Group Inc	6,185	524
Annaly Capital Management Inc ‡	902,000	7,216
Assured Guaranty Ltd	99,900	3,010
Bank of New York Mellon Corp/The	155,100	6,068
Berkshire Hathaway Inc, Cl B *	116,400	26,645
Canadian Imperial Bank of Commerce	79,400	6,708
Columbia Financial Inc *	14,761	212
Commerce Bancshares Inc/MO	10,555	696
Community Bank System Inc	3,257	203
Community Bankers Trust Corp	8,924	58
Crawford & Co, Cl A	4,403	32
CryoPort Inc *	4,096	199
Donegal Group Inc, Cl A	9,196	129
eHealth Inc *	2,922	222
Employers Holdings Inc	5,079	155
Everest Re Group Ltd	14,000	3,183
First Financial Bankshares Inc	7,390	247
Goosehead Insurance Inc, Cl A	3,117	384
HarborOne Bancorp Inc	43,681	429
Hartford Financial Services Group Inc/The	104,800	4,632
Horace Mann Educators Corp	503	20
Houlihan Lokey Inc, Cl A	6,471	419
Investors Bancorp Inc (A)	423,000	4,095

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JPMorgan Chase & Co	57,600	$6,790
Kearny Financial Corp/MD	12,056	119
Kinsale Capital Group Inc	2,832	680
KKR Real Estate Finance Trust Inc	23,775	433
Live Oak Bancshares Inc	8,886	365
Loblaw Cos Ltd	76,100	3,770
MarketAxess Holdings Inc	8,689	4,685
Mercury General Corp	23,518	1,046
Morningstar Inc	8,276	1,656
National Bank Holdings Corp, Cl A	7,929	255
National Bank of Canada	122,700	6,812
NI Holdings Inc *	2,526	43
Nicolet Bankshares Inc *	814	54
Northeast Bank	5,104	111
Orrstown Financial Services Inc	1,329	21
PCSB Financial Corp	14,107	216
PennyMac Financial Services Inc	9,485	547
Progressive Corp/The	46,378	4,040
Reliant Bancorp Inc	1,441	26
Safeguard Scientifics Inc	5,957	38
Safety Insurance Group Inc	3,728	266
Starwood Property Trust Inc ‡	265,500	4,763
Stewart Information Services Corp	13,696	573
Sturm Ruger & Co Inc	12,690	777
TFS Financial Corp	12,246	211
Timberland Bancorp Inc/WA	1,060	25
Tradeweb Markets Inc, Cl A	47,206	2,816
US Bancorp	158,300	6,840
Virtu Financial Inc, Cl A	34,860	795
Waterstone Financial Inc	6,724	118
White Mountains Insurance Group Ltd	1,637	1,572

		157,512

Health Care — 14.7%
AbbVie Inc	71,100	7,435
AdaptHealth Corp, Cl A *	7,069	211
Agilent Technologies Inc	18,536	2,167
Amgen Inc	50,100	11,124
Amphastar Pharmaceuticals Inc *(A)	13,694	243
BioDelivery Sciences International Inc *	15,740	60
Bristol-Myers Squibb Co	374,270	23,354
Cassava Sciences Inc *(A)	15,709	121
Catabasis Pharmaceuticals Inc *	11,364	19
Cerner Corp	19,039	1,425
Chemed Corp	5,395	2,580
Co-Diagnostics Inc *(A)	9,400	110
Coherus Biosciences Inc *	8,952	165
Collegium Pharmaceutical Inc *	2,788	52
CVS Health Corp	197,400	13,382
Eli Lilly and Co	32,020	4,664
Fulgent Genetics Inc *(A)	1,345	60
GenMark Diagnostics Inc *	12,637	169
Gilead Sciences Inc	167,200	10,144

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Halozyme Therapeutics Inc *	13,857	$542
Harrow Health Inc *	11,644	67
HCA Healthcare Inc	37,200	5,584
HealthStream Inc *	7,186	134
HMS Holdings Corp *	11,424	359
IDEXX Laboratories Inc *	9,535	4,395
Incyte Corp *	24,927	2,107
InfuSystem Holdings Inc *	1,993	32
Johnson & Johnson	209,423	30,299
Joint Corp/The *	14,123	355
LeMaitre Vascular Inc	703	28
Luminex Corp	11,674	277
Masimo Corp *	7,990	2,033
Merck & Co Inc	380,442	30,584
Mettler-Toledo International Inc *	2,985	3,433
National HealthCare Corp	1,687	105
Neogen Corp *	3,622	269
Orthofix Medical Inc *	1,597	59
Pacira BioSciences Inc *	7,765	470
Pfizer Inc	481,800	18,458
Premier Inc, Cl A	3,666	130
Prestige Consumer Healthcare Inc *	5,898	210
Providence Service Corp/The *	1,706	232
Regeneron Pharmaceuticals Inc *	8,800	4,541
Relmada Therapeutics Inc *	4,252	151
Repro-Med Systems Inc *	30,708	138
SeaSpine Holdings Corp *	6,486	92
SIGA Technologies Inc *	38,405	266
Simulations Plus Inc	4,319	242
Stereotaxis Inc *	28,993	125
Tandem Diabetes Care Inc *	482	45
Translate Bio Inc *	2,299	51
Universal Health Services Inc, Cl B	38,900	5,080
Vapotherm Inc *	1,664	42
Viatris Inc, Cl W *	59,781	1,006
Viemed Healthcare Inc *	26,284	256
West Pharmaceutical Services Inc	18,527	5,098
XBiotech Inc *(A)	11,134	212

		194,992

Industrials — 8.6%
3M Co	64,300	11,107
Allison Transmission Holdings Inc, Cl A	179,500	7,368
BWX Technologies Inc	14,359	817
Carlisle Cos Inc	9,425	1,365
Carrier Global Corp	59,100	2,250
CH Robinson Worldwide Inc	65,154	6,123
Cintas Corp	4,819	1,712
CoStar Group Inc *	5,973	5,439
CSW Industrials Inc	3,305	355
Cummins Inc	33,700	7,791
Expeditors International of Washington Inc	52,146	4,660
Fastenal Co	131,436	6,499

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Federal Signal Corp	4,960	$154
Gencor Industries Inc *	2,685	32
General Dynamics Corp	35,700	5,332
Graco Inc	1,091	74
Heartland Express Inc	11,533	213
Huntington Ingalls Industries Inc	27,000	4,325
Lockheed Martin Corp	11,200	4,088
Miller Industries Inc/TN	2,452	82
Northrop Grumman Corp	19,300	5,834
Old Dominion Freight Line Inc	15,980	3,250
Orion Energy Systems Inc *	9,057	93
Otis Worldwide Corp	29,550	1,978
PAE Inc *	4,188	40
Proto Labs Inc *(A)	1,903	263
Red Violet Inc *	9,203	246
Republic Services Inc, Cl A	91,300	8,831
Resources Connection Inc	2,055	25
Robert Half International Inc	31,911	2,048
Rollins Inc	44,220	2,528
Snap-on Inc	34,600	6,084
Toro Co/The	23,085	2,094
Waste Management Inc	72,800	8,673
Watsco Inc	11,567	2,630
Werner Enterprises Inc	7,324	293

		114,696

Information Technology — 14.7%
A10 Networks Inc *	10,558	84
Acacia Communications Inc *	14,624	1,019
Amdocs Ltd	393,545	25,899
Arista Networks Inc *	12,054	3,263
Bandwidth Inc, Cl A *	2,232	339
Black Knight Inc *	22,655	2,076
Blackline Inc *	3,451	424
Booz Allen Hamilton Holding Corp, Cl A	29,052	2,521
Box Inc, Cl A *	20,989	392
Brightcove Inc *	9,568	160
CACI International Inc, Cl A *	21,400	5,078
Calix Inc *	13,529	320
Canon Inc ADR (A)	94,900	1,683
Cisco Systems Inc	371,300	15,973
CommVault Systems Inc *	8,506	406
CSG Systems International Inc	110,476	4,792
DocuSign Inc, Cl A *	14,780	3,368
Dropbox Inc, Cl A *	85,655	1,711
F5 Networks Inc *	89,233	14,528
GSI Technology Inc *	2,600	17
Intel Corp	458,300	22,159
Intelligent Systems Corp *(A)	3,455	136
International Business Machines Corp	127,800	15,786
Intevac Inc *	10,954	66
Jack Henry & Associates Inc	24,722	3,977
Juniper Networks Inc	495,700	10,791

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MAXIMUS Inc	4,099	$294
MicroStrategy Inc, Cl A *	1,960	672
Mitek Systems Inc *	26,325	310
MobileIron Inc *	33,085	233
Napco Security Technologies Inc *	3,703	113
NETGEAR Inc *	10,568	336
NIC Inc	14,166	332
Oracle Corp	508,500	29,351
Parsons Corp *(A)	9,201	301
Progress Software Corp	7,786	312
Qualys Inc *(A)	2,914	277
Seagate Technology PLC	17,900	1,053
ServiceNow Inc *	8,026	4,290
ShotSpotter Inc *	690	23
SPS Commerce Inc *	3,248	335
Telenav Inc *	4,022	19
Tucows Inc, Cl A *	1,337	97
Vocera Communications Inc *	7,882	267
Western Union Co/The	627,600	14,159
Zoom Video Communications Inc, Cl A *	6,478	3,099
Zscaler Inc *	18,847	2,935

		195,776

Materials — 3.8%
AptarGroup Inc	38,510	4,865
Balchem Corp	4,152	430
Berry Global Group Inc *	149,797	7,939
Gold Resource Corp	39,528	118
Linde PLC	21,526	5,520
NewMarket Corp	9,167	3,390
Newmont Corp	22,200	1,306
Novagold Resources Inc *	16,798	167
Ranpak Holdings Corp, Cl A *	12,166	138
Royal Gold Inc	15,122	1,671
Sealed Air Corp	95,500	4,303
Sensient Technologies Corp	4,743	340
Sherwin-Williams Co/The	8,768	6,555
Silgan Holdings Inc	181,300	6,128
Sonoco Products Co	127,100	7,379
Stepan Co	2,144	249

		50,498

Real Estate — 1.7%
Americold Realty Trust ‡	23,076	787
Brandywine Realty Trust ‡	270,500	3,011
Easterly Government Properties Inc ‡	7,059	153
eXp World Holdings Inc *	5,021	268
Forestar Group Inc *	3,395	66
Gladstone Land Corp ‡	6,871	100
Innovative Industrial Properties Inc, Cl A ‡	3,205	492
Iron Mountain Inc ‡(A)	160,400	4,411
Jones Lang LaSalle Inc	9,666	1,279
Maui Land & Pineapple Co Inc *	1,950	24

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Piedmont Office Realty Trust Inc, Cl A ‡	226,600	$3,542
PS Business Parks Inc ‡	2,024	267
St Joe Co/The	16,892	557
Terreno Realty Corp ‡	7,511	435
VEREIT Inc ‡	914,100	6,481

		21,873

Utilities — 5.5%
American States Water Co	8,188	604
Artesian Resources Corp, Cl A	1,536	57
Atlantic Power Corp *	55,839	115
Cadiz Inc *(A)	29,367	295
California Water Service Group	4,643	230
Consolidated Water Co Ltd	1,660	18
DTE Energy Co	51,600	6,492
Entergy Corp	150,600	16,393
Evergy Inc	258,200	14,307
Exelon Corp	476,400	19,566
Genie Energy Ltd, Cl B	13,329	111
Global Water Resources Inc	3,483	45
Hawaiian Electric Industries Inc	65,574	2,349
MDU Resources Group Inc	62,578	1,561
MGE Energy Inc	1,472	101
National Fuel Gas Co	19,080	785
NextEra Energy Inc	44,668	3,287
Northwest Natural Holding Co	1,651	79
ONE Gas Inc	2,247	178
Public Service Enterprise Group Inc	105,700	6,160
Pure Cycle Corp *	11,847	113
Southwest Gas Holdings Inc	1,351	87
Spark Energy Inc, Cl A	4,577	42
Spire Inc	4,609	295
Vistra Corp	7,398	138

		73,408

Total Common Stock (Cost $1,075,279) ($ Thousands)		1,302,765

AFFILIATED PARTNERSHIP — 2.8%
SEI Liquidity Fund, L.P. 0.070% **† (B)	37,731,208	37,738

Total Affiliated Partnership (Cost $37,737) ($ Thousands)		37,738

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	22,615,933	22,616

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT (continued)
Total Cash Equivalent (Cost $22,616) ($ Thousands)		$22,616

Total Investments in Securities — 102.6% (Cost $1,135,632) ($ Thousands)		$1,363,119

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	75	Dec-2020	$13,177	$13,587	$410

Percentages are based on Net Assets of $1,328,438 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (See Note 12). The total market value of securities on loan at November 30, 2020 was $36,640 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (See Note 12). The total market value of such securities as of November 30, 2020 was $37,738 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,302,765	–	–	1,302,765
Affiliated Partnership	–	37,738	–	37,738
Cash Equivalent	22,616	–	–	22,616

Total Investments in Securities	1,325,381	37,738	–	1,363,119

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	410	–	–	410

Total Other Financial Instruments	410	–	–	410

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$19,825	$92,031	$(74,114)	$—	$(4)	$37,738	37,731,208	$55	$—
SEI Daily Income Trust, Government Fund, Cl F	39,061	126,803	(143,248)	—	—	22,616	22,615,933	2	—

Totals	$58,886	$218,834	$(217,362)	$—	$(4)	$60,354		$57	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.7%

Australia — 1.3%
AGL Energy Ltd	1,205,000	$11,987
Coca-Cola Amatil Ltd	165,200	1,540
Coles Group Ltd	558,057	7,344
Evolution Mining Ltd	1,409,622	5,162
Newcrest Mining Ltd	502,843	9,978
Regis Resources Ltd	692,879	1,884

		37,895

Austria — 0.0%
Agrana Beteiligungs AG	7,360	147
Flughafen Wien AG	3,245	105
Oberbank AG	175	17
Telekom Austria AG, Cl A	38,558	284

		553

Belgium — 0.5%
Ageas SA/NV	111,600	5,502
Etablissements Franz Colruyt NV	137,342	8,218

		13,720

Canada — 3.8%
Alimentation Couche-Tard Inc, Cl B	40,800	1,358
B2Gold Corp	504,472	2,818
Bank of Montreal	72,700	5,236
Bank of Nova Scotia/The	106,000	5,169
Barrick Gold Corp	194,700	4,479
BCE Inc	74,600	3,241
Canadian Tire Corp Ltd, Cl A (A)	83,400	10,681
Centerra Gold Inc	389,400	3,810
Dundee Precious Metals Inc	16,135	106
Empire Co Ltd, Cl A	159,800	4,382
George Weston Ltd	72,013	5,341
Great-West Lifeco Inc	172,100	4,012
Hydro One Ltd	132,800	3,105
Kinross Gold Corp	308,200	2,200
Kirkland Lake Gold Ltd	30,000	1,232
Loblaw Cos Ltd	289,651	14,350
Metro Inc/CN, Cl A	72,700	3,347
National Bank of Canada	71,400	3,964
North West Co Inc/The	21,300	552
Osisko Gold Royalties Ltd	108,782	1,184
Power Corp of Canada	246,540	5,563
Roxgold Inc *	295,172	376
TELUS Corp	631,600	12,209
Torex Gold Resources Inc *	127,986	1,770
Toronto-Dominion Bank/The	168,700	9,019
Wheaton Precious Metals Corp	8,200	317

		109,821

Denmark — 0.5%
Carlsberg AS, Cl B	5,330	795
Coloplast A/S, Cl B	47,820	7,159
Novo Nordisk A/S, Cl B	118,937	8,022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schouw & Co A/S	1,955	$191

		16,167

Finland — 0.1%
Aspo Oyj	27	–
Kesko Oyj, Cl B	64,581	1,699
Olvi Oyj, Cl A	1,167	67
Orion Oyj, Cl B	46,662	2,203

		3,969

France — 1.8%
BioMerieux	14,830	2,143
Boiron SA	56	3
Carrefour SA	7,074	116
Danone SA	63,190	4,071
Eurofins Scientific	13,820	1,125
Fountaine Pajot SA	345	29
Orange SA	502,262	6,362
Sanofi	237,112	24,027
Sartorius Stedim Biotech	5,341	1,936
SEB SA	7,121	1,271
Societe BIC SA	77,200	4,595
TOTAL SE	133,400	5,717

		51,395

Germany — 1.4%
Allianz SE	24,800	5,864
Bayerische Motoren Werke AG	45,600	3,984
Deutsche Telekom AG	1,204,297	21,774
Henkel	11,427	1,106
Knorr-Bremse AG	44,322	5,688
McKesson Europe AG	1,563	48
Scout24 AG	12,605	967
Wuestenrot & Wuerttembergische AG	2,239	46
Zalando *	5,949	603

		40,080

Hong Kong — 0.9%
Chinney Investments Ltd	88,000	19
CITIC Telecom International Holdings Ltd	412,000	137
CK Hutchison Holdings Ltd	449,500	3,262
CK Infrastructure Holdings Ltd	151,425	775
CLP Holdings Ltd	671,680	6,307
Fountain SET Holdings Ltd	386,000	45
HK Electric Investments & HK Electric Investments Ltd	2,671,521	2,688
HKT Trust & HKT Ltd	4,444,686	5,814
Langham Hospitality Investments and Langham Hospitality Investments Ltd	450,500	62
PCCW Ltd	1,852,000	1,125
Power Assets Holdings Ltd	58,000	305
Regal Hotels International Holdings Ltd	98,000	34
Sun Hung Kai Properties Ltd	239,000	3,191
Transport International Holdings Ltd	13,200	26

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VTech Holdings Ltd	35,300	$272
WH Group Ltd	4,215,000	3,442
Yue Yuen Industrial Holdings Ltd	22	–

		27,504

Israel — 0.7%
Bank Leumi Le-Israel BM	1,041,944	5,858
Bezeq The Israeli Telecommunication Corp Ltd *	556,347	602
Freshmarket Ltd	23,543	90
Isracard Ltd	1	–
Malam—Team Ltd	239	50
Mizrahi Tefahot Bank Ltd	348,198	7,444
Neto ME Holdings Ltd	1,148	53
Nice Ltd *	1,890	455
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	13,597	906
Shufersal Ltd	350,226	2,735
Strauss Group Ltd	34,839	1,069
Victory Supermarket Chain Ltd	1,785	39

		19,301

Italy — 0.8%
A2A SpA	1,020,552	1,560
ACEA SpA	4,161	88
DiaSorin SpA	5,723	1,209
Enel SpA	1,513,300	15,151
Hera SpA	692,174	2,534
Iren SpA	885,046	2,380
Orsero SpA *	7,137	55

		22,977

Japan — 9.3%
Aeon Hokkaido Corp	18,800	172
Ahjikan Co Ltd	5,308	40
Anabuki Kosan Inc	1,600	26
Aozora Bank Ltd	85,300	1,550
Araya Industrial Co Ltd	3,800	42
Arcs Co Ltd	29,200	611
Astellas Pharma Inc	792,200	11,271
Atsugi Co Ltd	21,950	111
Axial Retailing	1,200	55
Belc Co Ltd	3,000	176
Biofermin Pharmaceutical Co Ltd	1,300	30
Calbee	7,000	207
Can Do Co Ltd	25,316	447
Canon Inc	243,300	4,325
Cawachi Ltd	3,300	95
C’BON COSMETICS Co Ltd	3,200	61
Choushimaru Co Ltd	11,394	110
Chugoku Electric Power Co Inc/The	133,708	1,702
Cosmos Pharmaceutical Corp	26,400	4,557
Create Medic Co Ltd	2,784	26
Create SD Holdings Co Ltd	2,000	71

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Daiohs Corp	2,700	$24
DCM Holdings Co Ltd	125,300	1,425
DyDo Group Holdings Inc	15,396	824
Earth Corp	10,600	625
Ebara Foods Industry Inc	1,600	37
ESTELLE Holdings Co Ltd	6,000	36
Fujicco Co Ltd	3,600	68
FUJIFILM Holdings Corp	116,500	6,284
Fujiya Co Ltd	9,400	213
Hakudo Co Ltd	2,100	29
Heiwado Co Ltd	11,900	242
Hitachi Ltd	525	20
Hokuto Corp	17,900	354
ITOCHU Corp	440,400	11,650
Itochu-Shokuhin Co Ltd	953	51
Itoham Yonekyu Holdings Inc	31,400	197
Japan Post Holdings Co Ltd	358,600	2,657
Japan Tobacco Inc	919,200	18,688
J-Oil Mills Inc	700	24
JXTG Holdings	1,100,600	3,784
Kaken Pharmaceutical	12,100	442
Kakiyasu Honten Co Ltd	7,053	170
Kameda Seika Co Ltd	1,000	47
Kamigumi	68,700	1,189
Kato Sangyo Co Ltd	16,200	537
KDDI Corp	828,700	23,703
Kewpie Corp	15,200	317
King Jim Co Ltd	7,400	64
Kobe Bussan	20,800	726
Kohnan Shoji Co Ltd	138,458	4,289
K’s Holdings Corp	304,700	3,705
Kuraray Co Ltd	165,400	1,643
Kyokuyo Co Ltd	14,100	378
KYORIN Holdings Inc	24,100	434
Lawson Inc	9,900	449
Life Corp	18,200	643
Lion Corp	126,200	2,987
McDonald’s Holdings Co Japan Ltd	15,700	763
Medipal Holdings Corp	78,800	1,483
MEIJI Holdings Co Ltd	13,300	941
Ministop Co Ltd	15,600	202
Mitsubishi Shokuhin Co Ltd	6,500	172
Miyoshi Oil & Fat Co Ltd	10,118	120
Mizuho Financial Group Inc	646,850	8,235
Mochida Pharmaceutical Co Ltd	14,000	538
Morozoff Ltd	611	36
MS&AD Insurance Group Holdings Inc	11,600	338
Natori Co Ltd	1,800	34
Nexon Co Ltd	32,600	986
Nihon Chouzai Co Ltd	3,800	55
Nintendo Co Ltd	29,000	16,481
Nippon Beet Sugar Manufacturing Co Ltd	3,000	46

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nippon Flour Mills Co Ltd	225,242	$3,514
Nippon Kanzai Co Ltd	7,694	153
Nippon Telegraph & Telephone Corp	1,206,700	28,526
Nipro	41,700	448
Nisshin Oillio Group Ltd/The	4,849	135
Nissin Foods Holdings Co Ltd	18,500	1,529
Nissui Pharmaceutical Co Ltd	11,900	113
NJS Co Ltd	3,200	60
Okinawa Cellular Telephone Co	3,311	138
Okinawa Electric Power Co Inc/The	38,902	541
Okuwa Co Ltd	13,500	173
Oracle Corp Japan	44,654	4,955
OUG Holdings Inc	3,200	87
Prima Meat Packers Ltd	4,000	111
San-A Co Ltd, Cl A	4,800	186
Sekisui Chemical Co Ltd	254,100	4,394
Senko Group Holdings Co Ltd	429,100	3,992
Seven & i Holdings Co Ltd	116,500	3,701
Showa Sangyo Co Ltd	12,200	370
SKY Perfect JSAT Holdings Inc	401,200	1,820
SoftBank Corp	1,958,300	24,123
SPK	2,200	26
ST Corp	3,700	72
Sugi Holdings Co Ltd	41,500	2,758
Sundrug Co Ltd	112,400	4,721
Takihyo Co Ltd	2,800	50
Teijin Ltd	327,300	5,600
Toho Holdings Co Ltd	20,900	381
Tokyo Electric Power Co Holdings Inc *	172,200	449
Toyo Suisan Kaisha Ltd	42,200	2,076
Toyota Motor Corp	163,300	10,961
Trend Micro	32,700	1,778
Tsuruha Holdings Inc	45,200	6,623
Unicafe Inc	9,700	107
Unicharm Corp	66,600	3,234
United Super Markets Holdings Inc	67,500	700
Valor Holdings Co Ltd	16,500	410
Vital KSK Holdings Inc	32,600	269
Welcia Holdings Co Ltd	103,200	4,152
Wowow Inc	4,776	130
Yamaguchi Financial Group Inc	365,000	2,282
Yaoko Co Ltd	6,500	445
Zaoh Co Ltd	2,000	25
ZERIA Pharmaceutical Co Ltd	2,000	36

		271,424

Netherlands — 1.5%
Adyen NV *	1,846	3,538
Koninklijke Ahold Delhaize NV	1,093,213	31,372
NN Group NV	137,300	5,592
Signify NV	78,500	3,333

		43,835

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

New Zealand — 0.4%
Argosy Property Ltd ‡	313,788	$329
Chorus Ltd	32,562	188
Contact Energy Ltd	260,726	1,429
EBOS Group Ltd	14,634	256
Fisher & Paykel Healthcare Corp Ltd	61,513	1,553
Genesis Energy Ltd	325,661	739
Goodman Property Trust ‡	311,977	526
Investore Property Ltd ‡	188	–
Mainfreight Ltd	9,621	422
Mercury NZ Ltd	219,680	926
Property for Industry Ltd ‡	49,229	100
Sanford Ltd/NZ	8,999	32
Spark New Zealand Ltd	1,151,309	3,690
Stride Property Group	85,010	133
Trustpower Ltd	12,723	66

		10,389

Norway — 0.7%
Orkla ASA	1,384,689	13,321
Sparebanken More	56	2
Telenor ASA	434,824	7,435

		20,758

Portugal — 0.0%
Jeronimo Martins SGPS SA	12,386	213
REN—Redes Energeticas Nacionais SGPS SA	264,138	725

		938

Singapore — 0.9%
Dairy Farm International Holdings Ltd	20,800	85
DBS Group Holdings Ltd	330,900	6,225
Haw Par	5,700	43
Oversea-Chinese Banking Corp Ltd	704,300	5,299
Sheng Siong Group Ltd	1,279,833	1,490
Singapore Exchange Ltd	368,194	2,443
United Overseas Bank Ltd	616,700	10,362
Venture Corp Ltd	72,575	1,020

		26,967

Spain — 1.0%
Ebro Foods SA	106,366	2,529
Endesa SA	380,556	10,912
Iberdrola SA	1,127,050	15,430
Red Electrica Corp SA	85,594	1,754

		30,625

Sweden — 0.9%
Axfood AB	308,008	7,025
Essity AB, Cl B	58,372	1,856
Evolution Gaming Group AB	66,494	5,702
ICA Gruppen AB	234,458	11,370
Swedish Match AB	11,297	913

		26,866

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Switzerland — 4.4%
Allreal Holding AG	12,752	$2,702
Basellandschaftliche Kantonalbank	74	76
BKW AG	9,657	1,001
Crealogix Holding AG	301	39
Emmi AG	752	723
EMS-Chemie Holding AG	229	210
Helvetia Holding AG	34,800	3,431
Intershop Holding AG	291	187
Investis Holding SA	813	80
Logitech International SA	65,545	5,820
Mobimo Holding AG	241	70
Nestle SA	80,941	9,046
Novartis AG	287,233	26,103
Novavest Real Estate AG	1,207	58
Orior AG	5,554	450
PSP Swiss Property AG	19,986	2,444
Roche Holding AG	121,074	39,995
Schindler Holding AG	14,837	4,037
Sonova Holding AG	19,975	4,967
Swiss Life Holding AG	15,700	7,037
Swisscom AG	17,514	9,286
TX Group AG	1,293	101
Zurich Insurance Group AG	24,400	9,943

		127,806

United Kingdom — 3.8%
3i Group PLC	396,800	5,671
AEW UK REIT PLC ‡	47,922	48
Amino Technologies PLC	28,544	44
BAE Systems PLC	1,526,300	10,270
British American Tobacco PLC	274,000	9,655
Britvic PLC	210,590	2,304
BT Group PLC, Cl A	2,303,600	3,592
GlaxoSmithKline PLC	1,455,383	26,619
Hikma Pharmaceuticals PLC	30,436	1,060
Hummingbird Resources PLC *	82,842	33
Imperial Brands PLC	682,300	12,397
J Sainsbury PLC	2,514,039	7,085
Liberty Global PLC *	284,090	6,148
Pan African Resources PLC	144,024	38
ScS Group PLC	12,552	31
Tate & Lyle PLC	1,094,755	9,322
Unilever PLC	106,048	6,472
Wm Morrison Supermarkets PLC	4,452,164	10,690

		111,479

United States — 62.0%

Communication Services — 5.5%
Activision Blizzard Inc	61,266	4,869
AT&T Inc	1,291,361	37,127
ATN International Inc	3,739	183
BCE Inc	228,183	9,894

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Comcast Corp, Cl A	595,741	$29,930
Electronic Arts Inc	2,749	351
Facebook Inc, Cl A *	21,970	6,085
Fox Corp	177,685	5,093
John Wiley & Sons Inc, Cl A	33,618	1,161
New York Times Co/The, Cl A	6,367	273
News Corp, Cl A	122,608	2,164
Omnicom Group Inc	88,629	5,584
Scholastic Corp	48,941	1,161
Take-Two Interactive Software Inc *	27,626	4,987
Telephone and Data Systems Inc	67,700	1,285
Verizon Communications Inc	878,128	53,048

		163,195

Consumer Discretionary — 5.5%
Acushnet Holdings Corp	25,701	969
Amazon.com Inc *	1,065	3,374
AutoZone Inc *	11,900	13,538
Dollar General Corp	79,177	17,306
Dollar Tree Inc *	51,012	5,573
Domino’s Pizza Inc	17,774	6,978
DR Horton Inc	101,300	7,547
eBay Inc	423,300	21,347
Ford Motor Co	403,300	3,662
General Motors Co	153,400	6,725
Genuine Parts Co	39,684	3,904
Graham Holdings Co, Cl B	1,154	516
Haverty Furniture Cos Inc	8,342	227
Johnson Outdoors Inc, Cl A	2,338	195
Lowe’s Cos Inc	10,640	1,658
Lululemon Athletica Inc *	13,841	5,124
Pool Corp	3,293	1,140
PulteGroup Inc	121,800	5,314
Target Corp	318,782	57,231
Tractor Supply Co	7,641	1,076

		163,404

Consumer Staples — 11.4%
Altria Group Inc	321,200	12,793
Archer-Daniels-Midland Co	36,457	1,814
Bunge Ltd	40,766	2,401
Campbell Soup Co	146,552	7,331
Casey’s General Stores Inc	48,528	8,817
Central Garden & Pet Co, Cl A *	26,119	964
Church & Dwight Co Inc	182,208	15,992
Clorox Co/The	85,054	17,263
Coca-Cola Co/The	19,893	1,026
Colgate-Palmolive Co	189,074	16,192
Conagra Brands Inc	72,100	2,636
Costco Wholesale Corp	56,376	22,086
Flowers Foods Inc	157,439	3,494
General Mills Inc	446,568	27,160
Herbalife Nutrition Ltd *	12,681	608

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hershey Co/The	15,053	$2,226
Hormel Foods Corp	78,512	3,704
Ingles Markets Inc, Cl A	2,749	103
Ingredion Inc	77,200	5,956
Inter Parfums Inc	1,674	91
J & J Snack Foods Corp	1,061	154
J M Smucker Co/The	154,913	18,156
John B Sanfilippo & Son Inc	13,699	1,017
Kellogg Co	231,352	14,786
Kimberly-Clark Corp	116,573	16,240
Kroger Co/The	984,727	32,496
Lancaster Colony Corp	11,509	1,949
McCormick & Co Inc/MD	17,814	3,331
Molson Coors Beverage Co, Cl B	118,300	5,442
PepsiCo Inc	58,560	8,446
Procter & Gamble Co/The	86,802	12,054
Reynolds Consumer Products Inc	25,429	772
Sprouts Farmers Market Inc *	66,726	1,413
Tyson Foods Inc, Cl A	190,700	12,434
USANA Health Sciences Inc *	37,440	2,815
Village Super Market Inc, Cl A	1,724	40
Walgreens Boots Alliance Inc	282,880	10,752
Walmart Inc	207,367	31,684
WD-40 Co	14,678	3,733
Weis Markets Inc	11,531	549

		330,920

Energy — 0.2%
Phillips 66	103,300	6,258

Financials — 4.8%
1st Source Corp	3,670	137
Aflac Inc	173,000	7,600
Allstate Corp/The	218,900	22,404
American Financial Group Inc/OH	56,600	5,061
Annaly Capital Management Inc ‡	540,500	4,324
Ares Capital Corp	210,500	3,469
Axis Capital Holdings Ltd	132,900	6,660
Bank of New York Mellon Corp/The	268,100	10,488
BankFinancial Corp	18,693	151
Bankwell Financial Group Inc	909	17
BayCom Corp *	3,168	46
Berkshire Hathaway Inc, Cl B *	99,400	22,754
BlackRock TCP Capital Corp	82,133	973
Bridgewater Bancshares Inc *	2,320	27
Camden National Corp	2,985	103
Cboe Global Markets Inc	48,759	4,453
CBTX Inc	4,594	101
Central Pacific Financial Corp	43,600	715
Chimera Investment Corp ‡	142,200	1,459
Columbia Financial Inc *	15,773	227
Commerce Bancshares Inc/MO	558	37
Community Trust Bancorp Inc	1,332	45

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Everest Re Group Ltd	26,600	$6,047
Fidus Investment Corp	12,648	179
Flagstar Bancorp Inc	31,174	1,092
Great Southern Bancorp Inc	3,590	165
HarborOne Bancorp Inc	75,205	738
Hartford Financial Services Group Inc/The	209,700	9,269
HomeTrust Bancshares Inc	15,505	264
Independent Bank Corp/MI	17,477	297
JPMorgan Chase & Co	58,300	6,872
Kearny Financial Corp/MD	35,436	350
Lakeland Bancorp Inc	12,295	148
Macatawa Bank Corp	2,501	19
Mercantile Bank Corp	3,028	75
Meridian Bancorp Inc	18,859	257
National Bank Holdings Corp, Cl A	12,380	398
New Mountain Finance Corp	1,132	14
Northwest Bancshares Inc	75,969	899
Oaktree Strategic Income Corp	199	2
PCB Bancorp	1,470	16
PCSB Financial Corp	8,024	123
PNC Financial Services Group Inc/The	38,500	5,316
Progressive Corp/The	26,496	2,308
Provident Financial Holdings Inc	9,453	136
Sixth Street Specialty Lending Inc	23,637	487
Solar Capital Ltd	9,799	173
Solar Senior Capital Ltd	4,923	73
Starwood Property Trust Inc ‡	103,300	1,853
Stellus Capital Investment Corp	100	1
Stock Yards Bancorp Inc	4,062	162
Territorial Bancorp Inc	2,474	55
Travelers Cos Inc/The	66,600	8,635
TriCo Bancshares	1,777	58
Trustmark Corp	44,240	1,098
Washington Federal Inc	24,770	579
Waterstone Financial Inc	85,537	1,502
Westamerica BanCorp	6,717	370

		141,281

Health Care — 13.4%
AbbVie Inc	64,197	6,714
Agilent Technologies Inc	16,343	1,910
Amgen Inc	110,740	24,589
Biogen Inc *	29,057	6,979
Bio-Rad Laboratories Inc, Cl A *	19,334	10,411
Bristol-Myers Squibb Co	374,111	23,345
Bruker Corp	11,302	572
Cerner Corp	102,826	7,695
Chemed Corp	25,668	12,276
CVS Health Corp	206,035	13,967
Danaher Corp	1,039	233
DaVita Inc *	37,833	4,156
DexCom Inc *	6,178	1,975
Eagle Pharmaceuticals Inc/DE *	3,911	178

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eli Lilly and Co	57,925	$8,437
Enanta Pharmaceuticals Inc *	9,594	395
Encompass Health Corp	102,056	8,224
Gilead Sciences Inc	279,665	16,967
HCA Healthcare Inc	49,900	7,490
HealthStream Inc *	8,152	152
Henry Schein Inc *	35,877	2,307
Hill-Rom Holdings Inc	1,324	126
Hologic Inc *	20,360	1,407
Humana Inc	16,437	6,583
IDEXX Laboratories Inc *	3,746	1,727
Johnson & Johnson	307,401	44,475
Luminex Corp	21,286	505
Masimo Corp *	8,106	2,063
Merck & Co Inc	485,703	39,046
Mettler-Toledo International Inc *	5,946	6,838
National HealthCare Corp	17,703	1,101
Orthofix Medical Inc *	18,249	671
PerkinElmer Inc	100,388	13,352
Pfizer Inc	838,519	32,124
Phibro Animal Health Corp, Cl A	15,960	301
Prestige Consumer Healthcare Inc *	46,889	1,668
Quest Diagnostics Inc	39,624	4,913
Regeneron Pharmaceuticals Inc *	16,278	8,400
STERIS PLC	19,318	3,744
Taro Pharmaceutical Industries Ltd *	7,891	557
Thermo Fisher Scientific Inc	18,496	8,600
United Therapeutics Corp *	54,101	7,176
Universal Health Services Inc, Cl B	135,970	17,755
Vertex Pharmaceuticals Inc *	38,561	8,782
Viatris Inc, Cl W *	104,042	1,750
Waters Corp *	18,980	4,404
West Pharmaceutical Services Inc	26,244	7,221

		384,261

Industrials — 3.9%
Allison Transmission Holdings Inc, Cl A	162,700	6,679
Brady Corp, Cl A	26,676	1,179
Carrier Global Corp	50,300	1,915
CH Robinson Worldwide Inc	57,501	5,403
Ennis Inc	18,070	296
Expeditors International of Washington Inc	113,097	10,107
General Dynamics Corp	61,300	9,155
HD Supply Holdings Inc *	167,100	9,321
JB Hunt Transport Services Inc	46,588	6,302
Knight-Swift Transportation Holdings Inc, Cl A	147,408	6,086
Lennox International Inc	4,026	1,159
Lockheed Martin Corp	49,010	17,889
Northrop Grumman Corp	63,734	19,264
Old Dominion Freight Line Inc	3,667	746
Otis Worldwide Corp	25,150	1,684
Regal Beloit Corp	4,262	507
Republic Services Inc, Cl A	74,000	7,157

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Robert Half International Inc	48,155	$3,091
TrueBlue Inc *	24,911	476
United Parcel Service Inc, Cl B	12,124	2,074
Waste Management Inc	59,500	7,088

		117,578

Information Technology — 10.9%
ADTRAN Inc	29,365	371
Akamai Technologies Inc *	2,320	240
Amdocs Ltd	449,470	29,580
Apple Inc	44,554	5,304
Arista Networks Inc *	13,795	3,734
Booz Allen Hamilton Holding Corp, Cl A	26,224	2,276
CACI International Inc, Cl A *	43,800	10,393
Calix Inc *	46,092	1,091
CDK Global Inc	146,358	7,011
Check Point Software Technologies Ltd *	117,621	13,842
Ciena Corp *	80,140	3,590
Cisco Systems Inc	613,332	26,386
Citrix Systems Inc	109,882	13,617
Cognizant Technology Solutions Corp, Cl A	156,400	12,220
CommVault Systems Inc *	27,388	1,308
Computer Programs and Systems Inc	18,023	512
Comtech Telecommunications Corp	17	–
CSG Systems International Inc	58,119	2,521
DSP Group Inc *	2,459	41
EchoStar Corp, Cl A *	47,819	1,137
F5 Networks Inc *	101,961	16,600
Intel Corp	463,300	22,401
InterDigital Inc	3,776	226
International Business Machines Corp	165,800	20,480
Intuit Inc	25,764	9,069
J2 Global Inc *	46,902	4,203
Juniper Networks Inc	539,761	11,751
MAXIMUS Inc	13,508	970
Microsoft Corp	38,492	8,240
MicroStrategy Inc, Cl A *	4,005	1,373
Motorola Solutions Inc	29,750	5,103
NetApp Inc	39,786	2,121
NETGEAR Inc *	25,458	810
NetScout Systems Inc *	76,833	1,799
NortonLifeLock Inc	182,954	3,335
Oracle Corp	756,020	43,637
Progress Software Corp	51,558	2,067
QAD Inc, Cl A	5,217	299
Radware Ltd *	51,445	1,297
ScanSource Inc *	955	24
Silicom Ltd *	2,397	93
SPS Commerce Inc *	888	92
Sykes Enterprises Inc *	95,054	3,577
Teradyne Inc	48,853	5,390
Ubiquiti Inc	1,588	394
VeriSign Inc *	19,657	3,946

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viavi Solutions Inc *	133,291	$1,805
Western Union Co/The	420,100	9,477
Zoom Video Communications Inc, Cl A *	9,057	4,332

		320,085

Materials — 2.5%
AptarGroup Inc	8,349	1,055
Kaiser Aluminum Corp	16,279	1,269
Materion Corp	35,732	2,083
NewMarket Corp	23,220	8,586
Newmont Corp	439,203	25,834
Reliance Steel & Aluminum Co	62,551	7,368
Royal Gold Inc	73,852	8,158
Sealed Air Corp	220,200	9,922
Silgan Holdings Inc	242,689	8,203

		72,478

Real Estate — 0.8%
Brandywine Realty Trust ‡	425,400	4,735
National Health Investors Inc ‡	106,100	6,860
Piedmont Office Realty Trust Inc, Cl A ‡	192,900	3,015
VEREIT Inc ‡	1,157,900	8,209

		22,819

Utilities — 3.1%
Alliant Energy Corp	96,570	5,080
American Electric Power Co Inc	51,106	4,338
Avista Corp	13,035	489
Consolidated Edison Inc	51,280	3,910
Entergy Corp	123,800	13,476
Evergy Inc	171,600	9,508
Exelon Corp	504,000	20,699
Hawaiian Electric Industries Inc	114,206	4,092
MDU Resources Group Inc	19,759	493
National Fuel Gas Co	213,900	8,806
Otter Tail Corp	3,124	124
PPL Corp	80,249	2,281
Public Service Enterprise Group Inc	262,900	15,322
Star Group LP (B)	3,247	31
Xcel Energy Inc	45,774	3,083

		91,732
		1,814,011

Total Common Stock (Cost $2,622,211) ($ Thousands)		2,828,480

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

PREFERRED STOCK — 0.3%
Germany — 0.3%
FUCHS PETROLUB (C)	3,864	$222
Henkel AG & Co KGaA (C)	84,806	9,154

		9,376

Total Preferred Stock (Cost $8,443) ($ Thousands)		9,376

	Number of Rights

RIGHTS — 0.0%

Switzerland — 0.0%
Novavest Real Estate, Expires 12/18/2020	1,207	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P. 0.070% **†(D)	10,248,915	10,253

Total Affiliated Partnership (Cost $10,253) ($ Thousands)		10,253

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	50,179,553	50,180

Total Cash Equivalent (Cost $50,180) ($ Thousands)		50,180

Total Investments — 99.1% (Cost $2,691,087) ($ Thousands)		$2,898,289

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	102	Dec-2020	$3,881	$4,277	$325
FTSE 100 Index	22	Dec-2020	1,735	1,848	84
Hang Seng Index	3	Jan-2021	515	511	(4)
S&P 500 Index E-MINI	137	Dec-2020	23,666	24,819	1,153
SPI 200 Index	9	Dec-2020	1,073	1,083	1
TOPIX Index	18	Dec-2020	2,907	3,030	110

			$33,777	$35,568	$1,669

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Global Managed Volatility Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/14/20	USD	131	NZD	189	$2
Brown Brothers Harriman	12/14/20	USD	69	NZD	99	—
Brown Brothers Harriman	12/14/20	USD	228	DKK	1,426	2
Brown Brothers Harriman	12/14/20	USD	214	SGD	288	1
Brown Brothers Harriman	12/14/20	USD	95	SGD	127	—
Brown Brothers Harriman	12/14/20	USD	218	SEK	1,876	1
Brown Brothers Harriman	12/14/20	USD	98	SEK	836	(1)
Brown Brothers Harriman	12/14/20	USD	213	HKD	1,650	—
Brown Brothers Harriman	12/14/20	USD	163	HKD	1,266	—
Brown Brothers Harriman	12/14/20	USD	313	NOK	2,814	4
Brown Brothers Harriman	12/14/20	USD	97	NOK	852	—
Brown Brothers Harriman	12/14/20	USD	609	AUD	834	6
Brown Brothers Harriman	12/14/20	USD	401	AUD	541	(2)
Brown Brothers Harriman	12/14/20	USD	1,401	CAD	1,829	11
Brown Brothers Harriman	12/14/20	USD	1,464	GBP	1,103	9
Brown Brothers Harriman	12/14/20	USD	1,072	CHF	977	8
Brown Brothers Harriman	12/14/20	USD	634	CHF	573	(1)
Brown Brothers Harriman	12/14/20	USD	2,716	EUR	2,286	20
Brown Brothers Harriman	12/14/20	USD	1,472	JPY	153,972	5
Brown Brothers Harriman	12/14/20	USD	3,228	JPY	335,172	(13)
Brown Brothers Harriman	12/14/20	NZD	9,045	USD	6,215	(142)
Brown Brothers Harriman	12/14/20	SGD	17,498	USD	12,964	(99)
Brown Brothers Harriman	12/14/20	GBP	438	USD	586	1
Brown Brothers Harriman	12/14/20	GBP	40,450	USD	53,400	(613)
Brown Brothers Harriman	12/14/20	AUD	47,218	USD	34,299	(496)
Brown Brothers Harriman	12/14/20	DKK	59,013	USD	9,324	(165)
Brown Brothers Harriman	12/14/20	CHF	61,061	USD	66,542	(957)
Brown Brothers Harriman	12/14/20	CAD	78,776	USD	60,262	(540)
Brown Brothers Harriman	12/14/20	EUR	94,782	USD	111,520	(1,912)
Brown Brothers Harriman	12/14/20	NOK	100,852	USD	11,103	(288)
Brown Brothers Harriman	12/14/20	HKD	1,603	USD	207	—
Brown Brothers Harriman	12/14/20	HKD	118,481	USD	15,282	(2)
Brown Brothers Harriman	12/14/20	SEK	265	USD	31	—
Brown Brothers Harriman	12/14/20	SEK	128,558	USD	14,852	(192)
Brown Brothers Harriman	12/14/20	JPY	76,420	USD	734	1
Brown Brothers Harriman	12/14/20	JPY	15,214,554	USD	144,084	(1,890)

						$(7,242)

Percentages are based on a Net Assets of $2,925,166 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2020 (see Note 12). The total market value of securities on loan at November 30, 2020, was $9,761 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2020, such securities amounted to $31 ($ Thousands), or 0.00% of Net Assets of the Fund (see Note 2).
(C)	There is currently no rate available.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Global Managed Volatility Fund (Continued)

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2020 was $10,253 ($ Thousands).

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

Ltd. — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,828,304	176	–	2,828,480
Preferred Stock	9,376	–	–	9,376
Right	–	–	–	–
Affiliated Partnership	–	10,253	–	10,253
Cash Equivalent	50,180	–	–	50,180

Total Investments in Securities	2,887,860	10,429	–	2,898,289

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,673	–	–	1,673
Unrealized Depreciation	(4)	–	–	(4)
Forwards Contracts*
Unrealized Appreciation	–	71	–	71
Unrealized Depreciation	–	(7,313)	–	(7,313)

Total Other Financial Instruments	1,669	(7,242)	–	(5,573)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Global Managed Volatility Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$—	$61,071	$(50,818)	$—	$—	$10,253	10,248,915	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	36,578	168,442	(154,840)	—	—	50,180	50,179,553	3	—

Totals	$36,578	$229,513	$(205,658)	$—	$—	$60,433		$3	$—

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 91.3%

Australia — 4.8%
a2 Milk Co Ltd *	4,590,476	$46,746
Adelaide Brighton Ltd	655,381	1,492
ASX Ltd	710,802	40,387
BGP Holdings *(A)	239,898	–
BHP Group Ltd	117,812	3,305
BlueScope Steel Ltd	4,013,344	50,569
Boral Ltd	794,511	2,874
Cochlear Ltd	74,052	12,027
CSL Ltd	77,652	17,015
Evolution Mining Ltd	741,269	2,715
Fisher & Paykel Healthcare	53,155	1,314
Fortescue Metals Group Ltd	2,427,506	32,608
Harvey Norman Holdings Ltd	250,789	852
Iluka Resources Ltd	131,956	519
JB Hi-Fi Ltd	57,517	1,937
Kogan.com Ltd	77,419	936
Macquarie Group Ltd	105,170	10,746
Mineral Resources Ltd	465,417	11,087
Netwealth Group Ltd	112,731	1,398
Newcrest Mining Ltd	2,210,348	43,861
Northern Star Resources Ltd	555,285	5,160
Orora Ltd	848,711	1,657
OZ Minerals Ltd	140,290	1,687
Perseus Mining Ltd *	1,011,941	828
Qantas Airways Ltd	13,878,374	55,017
Redbubble Ltd *	282,815	1,084
Rio Tinto Ltd	297,980	22,264
South32 Ltd	10,255,407	18,136
Suncorp Group Ltd	5,039,650	37,469
Westpac Banking Corp	2,653,370	39,357
		465,047

Austria — 0.0%
Andritz	21,659	916
Raiffeisen Bank International AG	81,545	1,566
		2,482

Belgium — 0.6%
Ageas SA/NV	20,028	987
Colruyt SA	23,065	1,380
KBC Group NV	508,831	35,546
Solvay SA	60,630	6,951
Umicore SA	204,799	9,204
		54,068

Brazil — 0.7%
B3 SA - Brasil Bolsa Balcao	4,313,631	44,953
Cyrela Brazil Realty SA Empreendimentos e Participacoes	204,900	1,024
JBS SA	609,900	2,621
Marfrig Global Foods SA *	321,700	875
Porto Seguro SA	47,600	426

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
YDUQS Participacoes SA	3,581,800	$21,852
		71,751

Canada — 2.3%
Agnico Eagle Mines Ltd	222,728	14,628
BRP Inc	212,167	12,130
Canfor Corp *	97,899	1,435
Constellation Software Inc/Canada	15,212	18,879
Empire Co Ltd, Cl A	341,400	9,363
Enghouse Systems Ltd	34,400	1,778
Home Capital Group Inc, Cl B *	672,300	15,299
iA Financial Corp Inc	82,701	3,629
Interfor Corp *	48,800	735
Lundin Mining Corp	5,702,829	45,679
Nutrien Ltd	87,000	4,303
Open Text Corp	413,498	18,293
Quebecor Inc, Cl B	482,620	12,044
Real Matters Inc *	107,000	1,582
Sun Life Financial Inc	246,900	10,988
TMX Group Ltd	436,308	43,025
Viemed Healthcare Inc *	18,200	179
West Fraser Timber Co Ltd	109,100	6,054
		220,023

China — 2.0%
Alibaba Group Holding Ltd ADR *	54,209	14,277
Autohome Inc ADR	24,915	2,352
Baidu Inc ADR ADR *	116,943	16,254
BYD Co Ltd, Cl H	159,000	3,735
China Communications Services Corp Ltd, Cl H	3,178,000	1,697
China Conch Venture Holdings Ltd	862,500	4,094
China Construction Bank Corp, Cl H	6,515,000	5,110
China Mobile Ltd	664,500	3,977
China National Building Material Co Ltd, Cl H	3,314,000	4,352
China Telecom Corp Ltd, Cl H	9,116,000	2,751
Great Wall Motor Co Ltd, Cl H	1,350,000	2,734
LONGi Green Energy Technology Co Ltd, Cl A	1,149,200	11,994
Midea Group Co Ltd, Cl A	2,945,884	38,870
Momo Inc ADR	74,947	1,078
Oppein Home Group Inc, Cl A	1,437,056	27,854
Ping An Insurance Group Co of China Ltd, Cl H	1,652,500	19,397
Tencent Music Entertainment Group ADR *	851,392	14,269
Vipshop Holdings Ltd ADR *	122,775	3,136
Weichai Power Co Ltd, Cl H	8,078,000	16,484
		194,415

Denmark — 3.7%
AP Moller - Maersk A/S, Cl B	10,247	20,972
Chr Hansen Holding A/S	98,012	9,523
Coloplast A/S, Cl B	32,730	4,900
Danske Bank A/S	3,044,600	50,323
DSV PANALPINA A/S	170,949	27,050

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Genmab A/S *	42,276	$16,265
GN Store Nord A/S	100,215	8,181
H Lundbeck A/S	68,199	2,092
Novo Nordisk A/S, Cl B	589,118	39,735
Novozymes A/S, Cl B	263,085	15,090
Orsted A/S	271,576	49,056
Pandora A/S	373,345	37,500
Rockwool International A/S, Cl B	9,655	3,538
Royal Unibrew A/S	53,670	5,627
Vestas Wind Systems A/S	330,006	67,645
		357,497

Finland — 0.9%
Kone OYJ, Cl B	465,825	39,184
Konecranes OYJ, Cl A	21,911	749
Neste OYJ	171,790	11,545
Nokia Corp ADR (B)	526,362	2,121
Orion OYJ, Cl B	261,102	12,325
Outotec OYJ	766,390	6,876
Sampo OYJ, Cl A	149,010	6,458
Sanoma OYJ	27,718	404
Stora Enso OYJ, Cl R	261,226	4,428
Valmet OYJ	49,818	1,264
		85,354

France — 5.5%
Airbus SE	38,430	4,033
Alstom SA	774,774	41,427
Atos SE	341,760	31,430
BNP Paribas SA	256,930	13,205
Cie de Saint-Gobain	1,217,514	57,993
Criteo SA ADR ADR *	113,015	2,189
Danone SA	160,186	10,321
Dassault Systemes SE	67,644	12,546
Edenred	333,017	19,093
Eurofins Scientific	12,950	1,054
Euronext NV	429,269	45,701
Faurecia SE	611,217	30,488
Ipsen SA	35,045	3,389
Legrand SA	70,315	5,970
L’Oreal SA	138,822	50,947
Orange SA	2,742,925	34,747
Peugeot SA	2,031,652	48,034
Remy Cointreau SA	27,665	4,931
Sanofi	868,773	88,033
Sartorius Stedim Biotech	7,824	2,836
Schneider Electric SE	78,025	10,887
Ubisoft Entertainment SA *	182,533	17,420
		536,674

Germany — 5.6%
Allianz SE	196,458	46,451
Aroundtown SA	5,008,276	34,855
Bayerische Motoren Werke AG	240,223	20,988

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
DaimlerChrysler AG	22,593	$1,526
Deutsche Bank AG	360,380	4,028
Deutsche Boerse AG	412,164	68,901
Deutsche Post AG	212,650	10,302
Evonik Industries AG	1,007,342	30,498
HelloFresh SE *	186,679	11,004
METRO AG	1,196,493	10,963
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	158,330	44,243
Puma SE	39,152	3,904
QIAGEN NV *	32,415	1,567
Rational AG	19,339	17,234
Rheinmetall AG	720,131	64,228
SAP SE	577,469	70,445
Scout24 AG	403,314	30,925
Siemens AG	198,523	26,597
Siemens Energy AG *	99,262	2,957
TeamViewer AG *	823,750	39,346
VERBIO Vereinigte BioEnergie AG *	25,244	785
Wacker Chemie AG	3,804	476
zooplus AG *	4,372	827
		543,050

Greece — 0.0%
Hellenic Telecommunications Organization SA	267,185	4,465

Hong Kong — 7.3%
AIA Group Ltd	3,327,200	36,459
Alibaba Group Holding Ltd *	2,494,080	84,096
Alibaba Health Information Technology Ltd *	1,650,000	4,853
Anhui Conch Cement Co Ltd, Cl H	3,618,000	23,148
Brilliance China Automotive Holdings Ltd	1,094,000	974
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
China Aoyuan Group Ltd	1,878,321	1,955
China Lesso Group Holdings Ltd	1,216,000	2,171
China Resources Cement Holdings Ltd	5,980,000	7,436
China Resources Gas Group Ltd	3,852,000	18,558
CITIC Ltd	1,244,000	972
Country Garden Services Holdings Co Ltd	1,816,283	10,168
Dongyue Group Ltd	3,708,000	1,932
Galaxy Entertainment Group	3,508,000	26,697
Guangzhou Automobile Group Co Ltd, Cl H	18,348,000	19,738
Hengan International Group Co Ltd	1,007,000	6,949
Hong Kong Exchanges & Clearing Ltd	1,295,432	64,400
Industrial & Commercial Bank of China Ltd, Cl H	33,067,000	20,985
Kingboard Holdings Ltd	162,500	623
Kunlun Energy Co Ltd	21,564,000	16,244
Lee & Man Paper Manufacturing Ltd	2,233,243	1,815
Lenovo Group Ltd	738,000	526
Logan Property Holdings Co Ltd	840,368	1,407
Meituan Dianping, Cl B *	792,000	29,627

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
NetDragon Websoft Holdings Ltd	423,000	$930
Nine Dragons Paper Holdings Ltd	5,643,000	7,410
Ping An Healthcare and Technology Co Ltd *	1,061,500	12,987
Poly Property Group Co Ltd	496,718	154
Powerlong Real Estate Holdings Ltd	501,000	362
Road King Infrastructure Ltd	169,968	228
Samsonite International SA	21,565,800	34,828
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	33,263,300	56,293
Techtronic Industries Co Ltd	305,000	3,909
Tencent Holdings Ltd	646,300	46,935
Tingyi Cayman Islands Holding Corp	3,128,000	5,278
Topsports International Holdings	29,690,000	44,195
Vinda International Holdings Ltd	242,000	691
WH Group Ltd	44,025,500	35,947
Xinyi Glass Holdings Ltd	20,352,000	45,679
Yuexiu Property Co Ltd	4,465,954	928
Zhongsheng Group Holdings Ltd	2,994,500	22,481
Zoomlion Heavy Industry Science and Technology Co Ltd	7,122,124	7,432
		708,400

India — 1.7%
Grasim Industries Ltd	60,762	716
HCL Technologies Ltd	1,252,350	13,880
HDFC Bank Ltd ADR *	196,260	13,542
Hero MotoCorp Ltd	85,890	3,595
Housing Development Finance Corp Ltd	811,966	24,602
ICICI Bank Ltd	2,882,964	18,285
ICICI Lombard General Insurance Co Ltd *	84,174	1,645
Mindtree Ltd	175,219	3,359
Mphasis Ltd	41,876	746
Power Grid Corp of India Ltd	7,489,613	19,388
Tata Elxsi Ltd	47,921	1,027
Tech Mahindra Ltd	4,730,873	55,956
Wipro Ltd	838,305	3,970
WNS Holdings Ltd ADR ADR *	3,069	216
		160,927

Ireland — 1.8%
Bank of Ireland Group PLC	9,243,315	29,168
CRH PLC	867,092	34,023
ICON PLC *	412,160	80,322
Ryanair Holdings PLC ADR *	260,534	27,036
		170,549

Israel — 0.7%
Bank Hapoalim BM *	2,704,140	17,731
Bank Leumi Le-Israel BM	5,320,899	29,913
Bezeq The Israeli Telecommunication Corp Ltd *	1,313,637	1,420
Isracard Ltd	18	–
Israel Discount Bank Ltd, Cl A	1,453,485	4,926
Nice Ltd *	7,363	1,772

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Nice Ltd ADR *(B)	39,759	$9,690
		65,452

Italy — 1.4%
Azimut Holding SpA	82,380	1,741
Banca Generali SpA *	71,495	2,381
Banca Mediolanum SpA	598,982	5,449
De’Longhi SPA	23,496	822
DiaSorin SpA	14,203	3,000
Enel SpA	3,229,930	32,339
EXOR NV	223,217	15,588
Ferrari NV	10,148	2,146
FinecoBank Banca Fineco	381,536	5,995
Hera SpA	1,723,307	6,308
Intesa Sanpaolo SpA	865,620	1,994
Mediobanca Banca di Credito Finanziario SpA *	2,604,430	23,284
Prysmian SpA	848,136	27,829
Recordati SpA	186,760	9,971
		138,847

Japan — 14.6%
AEON Financial Service Co	150,300	1,640
Alps Alpine Co Ltd	3,139,800	39,385
Anritsu Corp	1,965,800	44,849
Capcom Co Ltd	284,600	16,048
COLOPL Inc	57,300	502
Daifuku Co Ltd	68,600	7,960
Daikin Industries Ltd	35,900	8,147
Daito Trust Construction Co Ltd	25,400	2,494
Daiwa Securities Group Inc	10,846,600	47,235
Denso Corp	280,400	13,254
Dip Corp	612,400	14,295
FANUC Corp	99,000	24,082
Fuji Electric Co Ltd	793,900	28,246
Fujitsu Ltd	209,700	29,170
Goldcrest Co Ltd	35,153	474
Hitachi Ltd	1,749,000	66,522
Japan Exchange Group Inc	1,003,900	24,872
Japan Post Holdings Co Ltd	76,900	570
Kao Corp	564,700	42,284
KDDI Corp	952,900	27,255
Kobayashi Pharmaceutical Co Ltd	414,374	49,872
Konami Holdings Corp	424,500	22,268
K’s Holdings Corp	132,500	1,611
Mitsubishi Electric Corp	77,000	1,132
Mitsubishi UFJ Financial Group Inc	14,265,000	61,356
Mitsui & Co Ltd	621,200	10,604
Mixi Inc	250,300	6,843
Morinaga & Co Ltd/Japan	273,000	9,975
MS&AD Insurance Group Holdings Inc	27,100	789
Nichirei Corp	659,600	17,927
Nidec Corp	336,600	42,949

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Nihon Unisys Ltd	86,600	$3,206
Nintendo Co Ltd	118,300	67,230
Nippon Shinyaku Co Ltd	234,100	16,748
Nippon Steel Corp	233,300	2,856
Nippon Telegraph & Telephone Corp	2,113,200	49,955
Nishimatsuya Chain Ltd	32,900	496
Nissan Tokyo Sales Holdings Co Ltd	86,600	208
Nitori Holdings Co Ltd	10,900	2,324
Nomura Holdings Inc	170,200	855
Olympus Corp	400,300	8,662
ORIX Corp	1,124,100	16,742
Otsuka Holdings Co Ltd	17,000	692
PeptiDream Inc *	1,001,200	51,080
Rakuten Inc	4,099,900	45,963
Recruit Holdings Co Ltd	1,316,200	55,538
SBI Holdings Inc/Japan	1,857,915	50,423
SCREEN Holdings Co Ltd	483,800	32,292
Seria Co Ltd	20,100	708
Shimamura Co Ltd	25,300	2,620
Shimano Inc	86,500	20,523
Shiseido Co Ltd	186,300	13,150
SMC Corp/Japan	38,700	24,614
Sompo Holdings Inc	12,000	462
Sony Corp	585,400	54,478
Square Enix Holdings Co Ltd	27,900	1,715
Suzuki Motor Corp	599,200	32,202
Takeda Pharmaceutical Co Ltd	1,320,900	47,440
Terumo Corp	1,155,500	45,954
TIS Inc	531,100	10,584
Toho Holdings Co Ltd	48,300	882
Tokio Marine Holdings Inc	197,500	9,830
Tokyo Electric Power Co Holdings Inc *	1,829,900	4,773
Tosoh Corp	2,085,300	32,917
Toyota Tsusho Corp	358,200	12,401
UT Group Co Ltd	824,100	26,041
ZOZO Inc	90,100	2,250
		1,413,424

Malaysia — 0.0%
Hong Leong Financial Group	123,020	495
Public Bank Bhd	117,600	503
		998

Mexico — 0.0%
Grupo Televisa SA ADR	212,317	1,703
Orbia Advance Corp SAB de CV	280,435	580
Qualitas Controladora SAB de CV	80,382	392
		2,675

Netherlands — 5.8%
Adyen NV *	7,283	13,957
AerCap Holdings NV *	1,343,580	49,390
Akzo Nobel NV	66,930	7,130
ASML Holding NV	187,897	81,780

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
ASR Nederland NV	283,755	$10,617
Galapagos NV *	4,564	563
Heineken Holding NV	143,713	13,315
IMCD NV	125,470	15,744
Koninklijke Ahold Delhaize NV	1,079,813	30,987
Koninklijke DSM NV	276,839	45,468
Koninklijke Philips NV	941,095	48,812
NN Group NV	2,602,176	105,988
OCI NV *	1,687,062	29,444
PostNL NV	472,766	1,620
Prosus NV	591,814	64,308
Randstad NV	293,434	18,252
TKH Group NV	1,695	80
Wolters Kluwer NV	288,787	24,285
		561,740

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp Ltd	394,907	9,969
Fletcher Building Ltd *	148,660	592
		10,561

Norway — 1.3%
DNB ASA *	3,705,459	67,423
LINK Mobility Group Holding *	7,264,263	41,010
Salmar ASA	362,450	19,951
		128,384

Poland — 0.1%
Dino Polska SA *	60,220	4,052
Powszechna Kasa Oszczednosci Bank Polski SA	220,335	1,552
Santander Bank Polska SA	5,440	253
		5,857

Portugal — 0.4%
EDP - Energias de Portugal SA	7,104,250	37,970

Russia — 1.0%
Magnit PJSC GDR	461,710	6,967
MMC Norilsk Nickel PJSC ADR	273,475	7,627
Mobile TeleSystems PJSC ADR	5,740,066	49,537
X5 Retail Group NV GDR	819,850	29,433
		93,564

Saudi Arabia — 0.0%
Al-Etihad Cooperative Insurance	74,765	507
Arabian Cement	55,852	479
City Cement Co	153,187	952
		1,938

Singapore — 0.1%
Jardine Cycle & Carriage Ltd	129,100	1,870
United Overseas Bank Ltd	521,002	8,754
		10,624

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

South Africa — 0.1%
Discovery Ltd	1,394,705	$11,103
Telkom SA SOC Ltd	472,559	957
		12,060

South Korea — 6.7%
BNK Financial Group Inc	642,597	3,269
Coway Co Ltd	775,287	48,624
Daelim Industrial Co Ltd	64,253	4,645
DGB Financial Group Inc	154,853	1,022
Hana Financial Group Inc	2,086,412	63,825
Hanwha Aerospace Co Ltd *	72,254	1,724
KB Financial Group Inc	901,720	36,955
Kia Motors Corp	510,764	26,680
KIWOOM Securities Co Ltd	11,434	1,281
KT Corp	88,068	1,930
KT Corp SP ADR	718,938	7,779
LG Display Co Ltd	521,031	7,181
LG Electronics Inc	237,021	18,314
LG Uplus Corp	203,689	2,200
NAVER Corp	272,034	68,221
NHN Corp *	23,347	1,540
Samsung Electronics Co Ltd	3,663,763	220,842
Samsung SDI Co Ltd	25,150	12,114
Samsung Securities Co Ltd	40,217	1,434
SK Hynix Inc	1,036,695	91,345
SK Telecom Co Ltd	122,920	26,382
		647,307

Spain — 1.5%
Amadeus IT Group SA, Cl A	351,722	24,175
Bankinter SA	494,465	2,454
Cellnex Telecom SA	109,760	6,943
Grifols SA	225,145	6,396
Grifols SA ADR	171,725	3,182
Industria de Diseno Textil SA	397,739	13,251
Pharma Mar SA	22,348	2,585
Repsol SA	2,297,593	22,146
Siemens Gamesa Renewable Energy SA	1,691,505	60,560
		141,692

Sweden — 1.8%
Atlas Copco AB, Cl B	503,948	22,322
Atlas Copco AB, Cl A	134,820	6,815
Betsson AB	277,327	2,404
Electrolux AB, Cl B	610,605	14,683
Embracer Group AB, Cl B *	271,900	5,537
Epiroc AB, Cl B	1,031,034	16,437
Epiroc AB, Cl A	153,069	2,551
Essity AB, Cl B	380,461	12,099
Evolution Gaming Group AB	61,040	5,235
Getinge AB, Cl B	182,055	3,900
Husqvarna AB, Cl B	803,122	8,578
Kinnevik AB	305,745	15,268

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
NCC AB, Cl B	25,840	$447
Paradox Interactive AB	17,438	538
SKF AB, Cl B	138,333	3,417
Swedish Match AB	316,328	25,558
Telefonaktiebolaget LM Ericsson, Cl B	117,473	1,441
Telia Co AB	1,432,910	6,094
Volvo AB, Cl B	1,017,519	23,183
		176,507

Switzerland — 5.0%
Cie Financiere Richemont SA, Cl A	152,832	12,743
Credit Suisse Group AG	1,375,572	17,443
Geberit AG	12,490	7,547
Idorsia Ltd *(B)	1,647,203	49,200
Kuehne + Nagel International AG	76,134	17,299
LafargeHolcim Ltd	1,279,460	67,358
Logitech International SA	89,857	7,978
Lonza Group AG	10,700	6,732
Nestle SA	295,826	33,063
Novartis AG	946,442	86,009
Roche Holding AG	433,747	143,281
Schindler Holding AG	5,349	1,465
Sonova Holding AG	4,566	1,135
Tecan Group AG	3,513	1,545
Temenos AG	94,563	11,991
UBS Group AG	1,249,427	17,790
		482,579

Taiwan — 3.1%
Acer Inc	1,972,000	1,602
ASROCK Inc	319,000	1,869
Asustek Computer Inc	385,000	3,363
Cathay Financial Holding Co Ltd	1,098,000	1,556
Chicony Electronics Co Ltd	173,000	518
Compal Electronics Inc	2,491,000	1,687
FocalTech Systems Co Ltd	1,043,865	2,439
Fubon Financial Holding Co Ltd	1,247,000	1,938
General Interface Solution Holding Ltd	1,213,000	4,830
Gigabyte Technology Ltd	1,444,000	3,977
Holtek Semiconductor Inc	272,000	685
Hon Hai Precision Industry Co Ltd	9,181,000	26,510
Huaku Development Co Ltd	215,000	665
Innolux Corp, Cl A	7,998,544	2,820
International Games System Co Ltd	135,000	3,211
Inventec Corp	2,453,000	2,005
Kindom Development Co Ltd	1,468,131	1,937
Lite-On Technology Corp	2,218,000	3,739
MediaTek Inc	1,766,964	43,643
Nien Made Enterprise Co Ltd	92,000	1,086
Pegatron Corp	4,404,000	10,090
Pou Chen Corp	2,745,000	3,010
Quanta Computer Inc	242,000	654
Radiant Opto-Electronics Corp	467,000	1,901

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Realtek Semiconductor Corp	221,000	$2,877
Simplo Technology Co Ltd	2,231,000	25,948
Synnex Technology International Corp	492,000	768
Taiwan Semiconductor Manufacturing Co Ltd	6,427,000	108,347
TPK Holding Co Ltd	15,000	25
Wistron Corp	9,600,000	10,054
Yuanta Financial Holding Co Ltd	24,004,184	16,086
Zhen Ding Technology Holding Ltd	3,063,000	13,272
		303,112

Thailand — 0.4%
Kasikornbank PCL	874,300	3,179
Krung Thai Bank PCL Ltd	1,217,800	431
Siam Commercial Bank PCL/The	12,299,500	34,764
Thai Union Group PCL	2,224,700	1,110
		39,484

Turkey — 0.3%
Akbank T.A.S.	3,616,737	2,783
Arcelik AS	2,208,036	7,695
BIM Birlesik Magazalar AS	153,904	1,377
Dogus Otomotiv Servis ve Ticaret AS	562,290	1,919
Haci Omer Sabanci Holding AS	1,115,278	1,375
KOC Holding AS	1,624,649	3,664
Migros Ticaret AS *	48,308	261
Tofas Turk Otomobil Fabrikasi AS	315,432	1,149
Turk Traktor ve Ziraat Makineleri AS	56,883	996
Turkiye Is Bankasi AS, Cl C	4,782,985	3,980
Vestel Elektronik Sanayi ve Ticaret AS *	232,342	594
Yapi ve Kredi Bankasi AS *	7,755,529	2,836
		28,629

United Kingdom — 10.0%
Accenture PLC, Cl A	209,369	52,152
Anglo American PLC	51,982	1,536
Aptiv PLC	421,574	50,041
AstraZeneca PLC	46,630	4,859
Atlassian Corp PLC, Cl A *	268,158	60,349
Avast PLC	4,019,700	27,262
BHP Group PLC	285,920	6,484
Blue Prism Group PLC *(B)	1,323,602	25,251
British American Tobacco PLC	990,692	34,910
Burberry Group PLC	434,553	10,031
ConvaTec Group PLC	19,040,479	52,568
Drax Group PLC	293,935	1,289
Dunelm Group PLC	21,376	348
Evraz PLC	879,231	4,534
Experian PLC	802,265	28,340
Ferguson PLC	11,869	1,335
Ferrexpo PLC	2,429,432	6,883
Flutter Entertainment PLC	34,920	6,389
Fresnillo PLC	689,844	9,693
GlaxoSmithKline PLC	1,966,400	35,966
Greencore Group PLC	10,613,527	16,593

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
GVC Holdings PLC	1,969,150	$27,222
Hargreaves Lansdown PLC	694,249	13,254
Inchcape PLC	197,358	1,577
Indivior PLC *	1,052,904	1,421
Investec PLC (B)	875,600	2,170
JD Sports Fashion PLC	276,744	2,868
John Wood Group PLC	7,002,800	27,860
Just Eat Takeaway.com NV *	126,525	13,446
Just Group PLC *	311,466	233
Kingfisher PLC	10,903,012	39,825
Kingspan Group PLC	250,554	21,924
Legal & General Group PLC	713,340	2,407
Linde PLC	187,912	48,081
London Stock Exchange Group PLC	42,000	4,545
Man Group PLC/Jersey	18,993,736	29,846
Medtronic PLC	422,000	47,981
Ninety One PLC *	337,765	951
OTP Bank Nyrt	769,288	30,573
Pagegroup PLC	123,008	681
Persimmon PLC	663,710	23,534
Plus500 Ltd	29,055	603
Prudential PLC	1,128,993	17,627
QinetiQ Group PLC	613,423	2,403
Rio Tinto PLC	402,588	25,981
Rio Tinto PLC ADR (B)	68,668	4,461
Royal Dutch Shell PLC, Cl A	2,014,336	34,635
Royal Mail PLC	706,947	2,904
Sensata Technologies Holding PLC *	225,370	11,005
Smiths Group PLC	2,458,281	47,883
St James’s Place PLC	137,823	1,877
Tesco PLC	8,551,310	25,915
THG Holdings Ltd *	927,759	7,788
Whitbread PLC	159,130	6,439
		966,733

Total Foreign Common Stock (Cost $6,684,861) ($ Thousands)		8,844,839

COMMON STOCK — 4.6%

United States — 4.6%
360 DigiTech Inc ADR *	115,810	1,436
Berry Global Group Inc *	570,581	30,241
Check Point Software Technologies Ltd *	462,233	54,396
Copa Holdings SA, Cl A (B)	117,219	9,342
Credicorp Ltd	49,932	7,685
Fiverr International Ltd *(B)	16,890	3,384
Gentex Corp	868,477	28,312
Hollysys Automation Technologies Ltd	1,153,583	14,547
IHS Markit Ltd	608,689	60,540
KE Holdings Inc ADR *	96,477	6,303
MercadoLibre Inc *	50,111	77,839
Nomad Foods Ltd *	2,677,134	64,653

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NXP Semiconductors NV	126,262	$20,002
Ritchie Bros Auctioneers Inc	179,020	12,856
Spotify Technology SA *	66,429	19,355
XP Inc, Cl A *	971,796	39,853
		450,744

Total Common Stock (Cost $294,756) ($ Thousands)		450,744

PREFERRED STOCK — 0.2%

Brazil — 0.1%
Cia de Transmissao de Energia Eletrica Paulista (C)	244,200	1,232
Itau Unibanco Holding SA ADR (C)	898,705	4,808
		6,040

Germany — 0.1%
Volkswagen (C)	85,745	14,497

Spain — 0.0%
Grifols SA (C)	135,639	2,531

Total Preferred Stock (Cost $27,002) ($ Thousands)		23,068

	Number of Warrants

WARRANT — 0.0%

Switzerland — 0.0%
Cie Financiere Richemont, Expires 11/27/2023 *	74,658	10

Description	Number of Warrants	Market Value ($ Thousands)
WARRANT (continued)

Total Warrant (Cost $—) ($ Thousands)		$10

	Number of Rights

RIGHT — 0.0%

Taiwan — 0.0%
Simplo Technology Co Ltd *‡‡(A)	23,368	–

Total Right (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P. 0.070% **†(D)	93,112,091	93,131

Total Affiliated Partnership (Cost $93,114) ($ Thousands)		93,131

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	94,391,178	94,391

Total Cash Equivalent (Cost $94,391) ($ Thousands)		94,391

Total Investments in Securities — 98.1% (Cost $7,194,124) ($ Thousands)		$9,506,183

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	824	Dec-2020	$33,198	$34,548	$952
FTSE 100 Index	155	Dec-2020	12,585	13,021	239
Hang Seng Index	38	Jan-2021	6,525	6,478	(46)
S&P TSX 60 Index	74	Dec-2020	11,146	11,684	525
SPI 200 Index	69	Dec-2020	7,921	8,299	291
TOPIX Index	166	Dec-2020	26,519	27,947	1,127

			$97,894	$101,977	$3,088

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Equity Ex-US Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	03/15/21	USD	1,396	EUR	1,178	$16
Barclays PLC	01/14/21	KRW	27,624,370	USD	24,945	7
Barclays PLC	03/15/21	GBP	7,972	USD	10,675	24
Citigroup	01/05/21	USD	7,364	BRL	39,296	(70)
Citigroup	01/14/21	KRW	2,635,226	USD	2,377	(2)
Citigroup	03/15/21	USD	50,857	CHF	46,034	178
Citigroup	03/15/21	USD	63,493	CNY	420,580	(85)
Citigroup	03/15/21	EUR	125,929	USD	150,129	(900)
Credit Suisse First Boston	03/15/21	USD	39,719	SEK	338,056	(99)
Goldman Sachs	01/22/21	RUB	493,981	USD	6,481	54
Goldman Sachs	03/15/21	USD	90,739	CAD	117,967	349
Goldman Sachs	03/16/21	USD	8,579	MXN	174,153	(32)
HSBC	03/15/21	ILS	82,232	USD	24,773	(145)
JPMorgan Chase Bank	03/15/21	USD	9,924	EUR	8,405	157
JPMorgan Chase Bank	03/15/21	USD	25,077	CNY	166,232	(16)
Morgan Stanley	02/18/21	GBP	26,639	USD	35,158	(429)
Morgan Stanley	02/18/21	USD	35,416	GBP	26,639	170
Morgan Stanley	03/15/21	HKD	152,846	USD	19,721	1
RBS	03/15/21	USD	9,649	EUR	8,149	124
RBS	03/15/21	EUR	61,960	USD	72,281	(2,029)
Standard Bank	01/15/21	USD	6,891	INR	510,750	(16)

						$(2,743)

Percentages are based on Net Assets of $9,686,845 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (see Note 6).
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Certain securities or partial positions of certain securities are on loan at November 30, 2020. The total market value of securities on loan at November 30, 2020 was $88,627 ($ Thousands). (C) There is currently no rate available.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of November 30, 2020 was $93,131 ($ Thousands).

ADR — American Depositary Receipt

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan Onshore

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

INR — Indian Rupee

ILS — Israeli New Sheckels

KRW — Korean Won

L.P. — Limited Partnership

Ltd. — Limited

MXN — Mexican Peso

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

RUB — Russian Ruble

S&P— Standard & Poor’s

SEK — Swedish Krona

SPI — Share Price Index

TOPIX- Tokyo Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Equity Ex-US Fund (Continued)

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Foreign Common Stock	8,806,554	38,285	–	8,844,839
Common Stock	450,744	–	–	450,744
Preferred Stock	20,537	2,531	–	23,068
Warrant	–	10	–	10
Right	–	–	–^	–
Affiliated Partnership	–	93,131	–	93,131
Cash Equivalent	94,391	–	–	94,391

Total Investments in Securities	9,372,226	133,957	–	9,506,183

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3,134	–	–	3,134
Unrealized Depreciation	(46)	–	–	(46)
Forwards Contracts*
Unrealized Appreciation	–	1,080	–	1,080
Unrealized Depreciation	–	(3,823)	–	(3,823)

Total Other Financial Instruments	3,088	(2,743)	–	345

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

*Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$73,249	$495,049	$(475,128)	$(13)	$(26)	$93,131	93,112,091	$1,216	$—
SEI Daily Income Trust, Government Fund, Cl F	156,154	460,187	(521,950)	—	—	94,391	94,391,178	6	—

Totals	$229,403	$955,236	$(997,078)	$(13)	$(26)	$187,522		$1,222	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%
Australia — 4.6%
a2 Milk Co Ltd *	27,614	$281
Australian Vintage	21,642	10
Beacon Lighting Group	19,110	19
BGP Holdings *	4,500	–
BHP Group Ltd	16,495	463
BlueScope Steel Ltd	30,042	379
Champion Iron Ltd *	13,677	45
Cochlear Ltd *	700	114
CSL Ltd	735	161
Fortescue Metals Group Ltd	66,393	892
Kogan.com Ltd	2,678	32
Macquarie Group Ltd	3,270	334
Midway Ltd *	9,210	7
Netwealth Group Ltd	7,426	92
Newcrest Mining Ltd	10,705	212
Northern Star Resources Ltd	17,265	160
Objective Corporation	5,361	51
OM Holdings Ltd	41,402	10
Qantas Airways Ltd *	241,331	957
Redbubble Ltd *	4,943	19
Rio Tinto Ltd	6,011	449
Sandfire Resources Ltd	6,052	19
Sigma Healthcare *	182,929	76
South32 Ltd	227,319	402
Wagners Holding *	14,266	18

		5,202

Austria — 0.3%
Andritz	2,906	123
Kapsch TrafficCom AG *	3,881	58
Palfinger	2,459	74
Strabag SE	889	28

		283

Belgium — 0.6%
bpost SA *	8,147	99
Solvay SA	1,880	215
UCB SA	2,286	245
Umicore SA	1,907	86

		645

Brazil — 0.3%
JBS SA	50,600	218
Kepler Weber	2,400	17
Porto Seguro SA	4,700	42

		277

Canada — 2.4%
5N Plus *	5,200	10
Absolute Software Corp	35,900	370
BRP Inc	5,352	306
Cascades	6,400	72
Cervus Equipment Corp	1,900	18

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cogeco Inc	1,831	$112
Constellation Software Inc/Canada	93	116
Corus Entertainment Inc, Cl B	2,817	9
Hardwoods Distribution	400	8
Home Capital Group Inc, Cl B *	14,600	332
KE Holdings Inc ADR *	984	64
Linamar Corp	1,200	55
Lundin Mining Corp	98,300	787
Melcor Developments Ltd	1,800	11
Nutrien Ltd	2,700	134
Pollard Banknote	700	14
Real Matters Inc *	14,000	207
Sun Life Financial Inc	800	36

		2,661

China — 3.3%
Alibaba Group Holding Ltd ADR *	2,160	569
Baidu Inc ADR *	2,666	370
BYD Co Ltd, Cl H	11,000	258
China Conch Venture Holdings Ltd	27,000	128
China Construction Bank Corp, Cl H	681,000	534
China Mobile Ltd	33,500	201
LONGi Green Energy Technology Co Ltd, Cl A	20,000	209
Midea Group Co Ltd, Cl A	50,300	664
Oppein Home Group Inc, Cl A	24,663	478
Ping An Insurance Group Co of China Ltd, Cl H	15,500	182
Tencent Music Entertainment Group ADR *	7,867	132

		3,725

Denmark — 3.8%
AP Moller - Maersk A/S, Cl B	266	544
Chr Hansen Holding A/S *	919	89
Coloplast A/S, Cl B	1,020	153
Danske Bank A/S *	51,934	858
DSV PANALPINA A/S	2,731	432
Genmab A/S *	936	360
Nilfisk Holding *	1,974	43
North Media AS	6,655	87
Novo Nordisk A/S, Cl B	15,787	1,065
Novozymes A/S, Cl B	2,458	141
Royal Unibrew A/S	1,670	175
TCM Group A/S	439	9
Vestas Wind Systems A/S	1,430	293

		4,249

Finland — 1.3%
Alma Media Oyj	3,430	33
Aspo Oyj	1,598	13
Digia Oyj	1,726	13
Harvia Oyj	2,645	66
Kone Oyj, Cl B	4,252	358
Neste Oyj	5,350	360
Oriola Oyj	1,404	3

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orion Oyj, Cl B	1,287	$61
Outotec OYJ	23,835	214
Rapala VMC Oyj *	5,629	27
Sampo OYJ, Cl A	4,630	201
Scanfil Oyj	3,934	27
Verkkokauppa.com	7,619	54

		1,430

France — 4.2%
Airbus SE *	1,190	125
BNP Paribas SA *	7,990	411
Burelle SA	67	65
Cie de Saint-Gobain *	20,787	990
Criteo SA ADR ADR *	4,451	86
Danone SA	1,517	98
Dassault Systemes SE	641	119
Edenred	3,139	180
Groupe Guillin	950	26
Guerbet	1,548	60
Legrand SA	661	56
Peugeot SA *	15,425	365
Remy Cointreau SA	850	151
Sanofi	11,056	1,120
Schneider Electric SE	2,430	339
Somfy SA	392	62
Ubisoft Entertainment SA *	3,584	342
Vetoquinol SA	206	20
Virbac SA *	258	67

		4,682

Germany — 5.4%
Allianz SE	1,728	409
AlzChem Group	437	10
Bayer AG	4,551	263
Bayerische Motoren Werke AG	5,664	495
CECONOMY *	8,986	44
Centrotec SE *	4,974	89
DaimlerChrysler AG	8,982	607
Deutsche Bank AG *	3,615	40
Deutsche Boerse AG	1,513	253
Deutsche Post AG	5,440	264
HelloFresh SE *	4,805	283
METRO AG	23,996	220
Muenchener Rueckversicherungs— Gesellschaft AG in Muenchen	3,124	873
Paul Hartmann AG	32	13
Rational AG	182	162
Rheinmetall AG	12,280	1,095
SAP SE	5,047	616
Schaltbau Holding *	378	14
Scout24 AG	3,794	291
USU Software AG	1,041	29

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
zooplus AG *	265	$50

		6,120

Greece — 0.2%
Athens Water Supply & Sewage Co SA	3,509	29
Hellenic Telecommunications Organization SA	8,310	139
Thrace Plastics	2,431	9

		177

Hong Kong — 7.8%
361 Degrees International Ltd *	81,000	10
AIA Group Ltd	48,400	531
Alibaba Group Holding Ltd *	45,400	1,531
Alibaba Health Information Technology Ltd *	52,000	153
Build King Holdings Ltd	269,107	35
Chaowei Power Holdings Ltd	334,000	140
China Resources Cement Holdings Ltd	120,000	149
CRCC High-Tech Equipment Corp Ltd, Cl H	105,500	11
Eagle Nice International Holdings	22,000	12
Goodbaby International Holdings *	215,000	28
Henan Jinma Energy Co Ltd, Cl H	57,365	20
Hong Kong Exchanges & Clearing Ltd	3,000	149
Industrial & Commercial Bank of China Ltd, Cl H	1,059,000	672
Johnson Electric Holdings	19,000	45
Lee & Man Paper Manufacturing Ltd	131,000	106
Left Field Printing Group Ltd	9,386	1
Lion Rock Group Ltd	150,180	14
Meituan, Cl B *	12,800	479
Modern Land China Co Ltd	98,000	13
PAX Global Technology Ltd	137,000	85
Pico Far East Holdings	164,000	30
Ping An Healthcare and Technology Co Ltd *	9,900	121
Samsonite International SA *	371,400	600
Shandong Chenming Paper Holdings Ltd, Cl H	325,000	167
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	423,500	717
Techtronic Industries Co Ltd	23,500	301
Tencent Holdings Ltd	11,900	864
Texwinca Holdings Ltd	662,000	132
Time Watch Investments Ltd *	292,000	30
TK Group Holdings	30,000	9
Topsports International Holdings	507,000	755
Xinyi Glass Holdings Ltd	394,000	885
Xiwang Special Steel *	274,000	16

		8,811

India — 2.6%
eClerx Services Ltd	11,904	116
Ganesha Ecosphere Ltd	5,398	24
GHCL	8,116	19
HCL Technologies Ltd	27,526	305

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HDFC Bank Ltd ADR *	6,100	$421
Housing Development Finance Corp Ltd	7,680	233
ICICI Lombard General Insurance Co Ltd *	794	15
Kirloskar Brothers	19,133	36
KPR Mill	2,830	31
LG Balakrishnan & Bros	4,092	14
NIIT Ltd	58,426	139
Redington India Ltd	70,486	125
Tata Consultancy Services Ltd	5,113	184
Tech Mahindra Ltd	84,476	999
Time Technoplast	20,803	13
TVS Srichakra	993	21
Welspun Corp Ltd	88,147	141
Wipro ADR	7,733	40
Wipro Ltd	1,743	8

		2,884

Indonesia — 0.1%
Adira Dinamika Multi Finance Tbk PT	25,000	15
Mandala Multifinance Tbk PT	319,700	25
Mitrabara Adiperdana Tbk PT	127,534	25

		65

Ireland — 1.4%
CRH PLC	16,181	635
ICON PLC *	3,669	715
Ryanair Holdings PLC ADR *	2,448	254

		1,604

Israel — 0.5%
Nice Ltd ADR *	2,311	563

Italy — 0.9%
De’Longhi SPA	1,974	69
Digital Bros SpA	2,304	47
Emak *	16,630	19
EXOR NV	4,832	337
FinecoBank Banca Fineco *	3,596	57
FNM *	14,519	10
Prysmian SpA	14,466	475

		1,014

Japan — 11.1%
AEON Financial Service Co	2,100	23
Ainavo Holdings Co Ltd	5,054	46
Alps Alpine Co Ltd	53,900	676
Capcom Co Ltd	2,000	113
Daifuku Co Ltd	2,100	244
Daikin Industries Ltd	1,100	250
Daiwa Securities Group Inc	189,700	826
Denso Corp	2,600	123
Falco SD Holdings	1,200	18
FANUC Corp	1,500	365
Fujitsu Ltd	5,500	765
Hitachi Ltd	30,000	1,141

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hokuriku Gas Co Ltd	500	$15
Japan Exchange Group Inc	16,300	404
Kanefusa Corp	2,300	14
KDDI Corp	24,500	701
Koike Sanso Kogyo Co Ltd	400	9
Marubeni Corp	57,200	334
MS&AD Insurance Group Holdings Inc	12,500	364
Nidec Corp	4,400	561
Nintendo Co Ltd	1,800	1,023
Nippon Steel Corp *	7,300	89
Nippon Telegraph & Telephone Corp	28,040	663
Nitori Holdings Co Ltd	1,400	298
NJS Co Ltd	1,900	36
Nomura Holdings Inc	10,200	51
Okinawa Cellular Telephone Co	700	29
Olympus Corp *	12,500	271
Otsuka Holdings Co Ltd	600	24
Panasonic Corp	32,500	347
Persol Holdings Co Ltd	3,000	55
Recruit Holdings Co Ltd	3,800	160
Shimano Inc	800	190
Shiseido Co Ltd	1,800	127
SHL-Japan Ltd	400	9
SMC Corp/Japan	400	254
Sony Corp	4,400	409
Square Enix Holdings Co Ltd	1,800	111
Takeda Pharmaceutical Co Ltd	22,600	812
Techno Medica Co Ltd	500	7
Tokio Marine Holdings Inc	6,100	304
Toyota Tsusho Corp	3,300	114
Tsubakimoto Kogyo Co Ltd	2,100	73
ZOZO Inc	1,000	25

		12,473

Malaysia — 0.6%
Allianz Malaysia Bhd	19,700	66
Hai-O Enterprise, Cl O *	17,000	8
Hong Leong Bank Bhd	25,100	106
Kenanga Investment Bank Bhd	298,800	67
Lii Hen Industries Bhd	106,148	112
Magni-Tech Industries Bhd	111,733	66
Malaysian Pacific Industries Bhd	6,369	39
MKH Bhd	110,100	39
RHB Bank Bhd	151,300	191

		694

Mexico — 0.0%
Cia Minera Autlan SAB de CV *	3,088	2
Kimberly-Clark de Mexico SAB de CV ADR	1,805	14

		16

Netherlands — 5.8%
Adyen NV *	137	263
Akzo Nobel NV	2,080	222

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 20120	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amsterdam Commodities NV	1,721	$44
ASML Holding NV	1,225	533
Brunel International *	3,087	27
Galapagos NV *	1,476	182
Heineken Holding NV	1,339	124
Hunter Douglas *	357	23
IMCD NV	1,199	150
Koninklijke Ahold Delhaize NV	24,230	695
Koninklijke Philips NV *	29,952	1,554
NN Group NV	36,856	1,501
OCI NV *	29,135	508
Prosus NV *	1,091	119
SNS Reaal *	1,762	–
Wolters Kluwer NV	6,220	523

		6,468

New Zealand — 0.3%
Eroad Ltd *	5,372	17
Fisher & Paykel Healthcare Corp Ltd	6,597	167
Fletcher Building Ltd *	7,487	30
NZX Ltd	11,151	14
Pushpay Holdings *	70,244	86
Skellerup Holdings	13,632	30

		344

Norway — 1.2%
DNB ASA *	71,364	1,299
SpareBank 1 BV	2,882	13
Sparebanken Sor *	1,278	16
Veidekke *	2,072	31

		1,359

Peru — 0.0%
Empresa Siderurgica del Peru SAA	36,299	9

Philippines — 0.0%
LT Group Inc	88,800	24

Poland — 0.4%
Amica SA	2,913	114
Budimex SA	494	36
ComArch SA	299	15
Dino Polska SA *	1,870	126
ING Bank Slaski *	742	30
Lubelski Wegiel Bogdanka SA *	11,696	58
Polimex-Mostostal *	13,173	8
Zespol Elektrowni Patnow Adamow Konin SA *	1,621	4

		391

Portugal — 0.0%
CTT-Correios de Portugal *	9,602	28

Qatar — 0.1%
Ooredoo QPSC	78,390	146

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Russia — 1.1%
Magnit PJSC GDR	4,360	$66
MMC Norilsk Nickel PJSC ADR	2,628	73
Mobile TeleSystems PJSC ADR	97,849	845
Sberbank of Russia PJSC ADR	22,376	297

		1,281

Singapore — 0.9%
Boustead Singapore Ltd	64,765	38
Delfi Ltd	19,900	10
Dutech Holdings Ltd	31,100	6
Great Eastern Holdings Ltd	2,700	40
Jardine Cycle & Carriage Ltd	16,200	235
Keppel Corp Ltd	115,900	438
Penguin International Ltd	12,199	4
Riverstone Holdings Ltd/Singapore	29,408	29
Sing Investments & Finance Ltd	21,700	21
Sunningdale Tech Ltd	45,000	51
Tiong Seng Holdings Ltd	7,037	1
United Overseas Bank Ltd	4,774	80

		953

South Africa — 0.3%
Blue Label Telecoms *	289,784	74
Combined Motor Holdings Ltd	9,481	9
Discovery Ltd	12,993	103
Kumba Iron Ore Ltd	2,690	92
Metair Investments Ltd *	11,852	13
MiX Telematics Ltd ADR	1,301	13
Ninety One	17,004	47

		351

South Korea — 6.4%
Aekyung Petrochemical Co Ltd	12,329	105
Coway Co Ltd *	14,795	928
DTR Automotive	749	16
Fursys Inc	377	10
Hana Financial Group Inc	30,934	946
Kia Motors Corp	5,960	311
KPX Chemical	281	13
KT Skylife Co Ltd	4,735	38
LG Electronics Inc	6,623	512
LG Hausys Ltd	2,513	172
LG International Corp	11,692	202
Maeil Holdings Co Ltd	6,313	50
NAVER Corp	1,278	321
Samsung Electronics Co Ltd	31,109	1,875
Samsung Electronics Co Ltd GDR	885	1,340
Samsung SDI Co Ltd	780	376
Tongyang Life Insurance Co Ltd	2,795	9

		7,224

Spain — 0.9%
Amadeus IT Group SA, Cl A	5,863	403

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bankinter SA	4,644	$23
Cellnex Telecom SA *	3,415	216
Cia de Distribucion Integral Logista Holdings SA	6,568	121
Elecnor	1,054	12
Grifols SA	2,173	62
Grifols SA ADR	3,080	57
Industria de Diseno Textil SA	3,711	123

		1,017

Sweden — 3.6%
Atlas Copco AB, Cl A	4,190	212
Atlas Copco AB, Cl B	4,725	209
Corem Property Group AB, Cl B	6,583	15
Doro AB *	2,733	14
Embracer Group AB, Cl B *	8,450	172
Epiroc AB, Cl A	18,610	310
Epiroc AB, Cl B	9,592	153
Essity AB, Cl B	11,954	380
Evolution Gaming Group AB	1,900	163
Ferronordic	1,510	27
Getinge AB, Cl B	6,507	139
Kambi Group PLC *	2,077	80
Kinnevik AB *	7,386	369
Sandvik AB *	376	9
SKF AB, Cl B	7,529	186
Swedish Match AB	8,970	725
Telefonaktiebolaget LM Ericsson, Cl B	1,281	16
Telia Co AB	44,555	190
Volati *	3,076	32
Volvo AB, Cl B *	29,287	667

		4,068

Switzerland — 5.9%
Cie Financiere Richemont SA, Cl A	1,437	120
Credit Suisse Group AG	32,304	409
Geberit AG	390	236
Julius Baer Group	875	51
Kuehne + Nagel International AG	624	142
LafargeHolcim Ltd	22,022	1,159
Logitech International SA	3,607	320
Lonza Group AG	330	208
Nestle SA	4,858	543
Novartis AG	19,873	1,806
Roche Holding AG	3,245	1,072
Temenos AG	883	112
UBS Group AG	32,183	458
Zehnder Group	889	49

		6,685

Taiwan — 2.3%
Acer Inc	83,000	67
Coretronic Corp	68,000	84
Hon Hai Precision Industry Co Ltd	242,000	699

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hsing TA Cement Co	14,600	$10
IEI Integration Corp	48,000	81
Silicon Motion Technology Corp ADR	3,256	129
Taiwan Semiconductor Manufacturing Co Ltd	66,000	1,112
Wistron Corp	118,000	124
X-Legend Entertainment Co Ltd *	22,000	58
Yuanta Financial Holding Co Ltd	368,160	247

		2,611

Thailand — 0.6%
Siam Commercial Bank PCL/The	246,500	697

		697

Turkey — 1.0%
Akbank T.A.S. *	22,859	18
AvivaSA Emeklilik ve Hayat AS *	25,715	46
Coca-Cola Icecek AS *	36,173	259
Haci Omer Sabanci Holding AS	200,106	247
KOC Holding AS	50,741	114
Tofas Turk Otomobil Fabrikasi AS	5,325	19
Turk Traktor ve Ziraat Makineleri AS	10,087	177
Turk Tuborg Bira ve Malt Sanayii *	9,106	20
Turkcell Iletisim Hizmetleri AS	28,347	54
Turkiye Garanti Bankasi AS *	189,897	212

		1,166

United Kingdom — 7.7%
AstraZeneca PLC	1,450	151
Atlassian Corp PLC, Cl A *	2,146	483
BHP Group PLC	8,900	202
Burberry Group PLC *	4,160	96
Computacenter PLC	1,190	35
ConvaTec Group PLC	224,770	621
Evraz PLC	34,681	179
Exillon Energy PLC *	4,819	3
Experian PLC	13,210	467
Ferrexpo PLC	16,544	47
Fiat Chrysler Automobiles NV *	4,000	63
Finsbury Food Group *	17,831	18
Flutter Entertainment PLC *	1,090	199
Fresnillo PLC	11,758	165
Frontier Developments PLC *	1,313	43
Greencore Group PLC *	194,796	305
H&T Group PLC	4,868	17
Hargreaves Lansdown PLC	6,503	124
Impellam Group PLC *	3,091	10
Indivior PLC *	17,994	24
John Wood Group PLC *	119,744	476
Judges Scientific PLC	1,706	134
Just Eat Takeaway.com NV *	1,206	128
Just Group PLC *	154,296	115
Keystone Law Group	2,516	16
Kingfisher PLC *	181,771	664
Kingspan Group PLC *	2,368	207

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Legal & General Group PLC	82,614	$279
London Stock Exchange Group PLC	1,310	142
Man Group PLC/Jersey	333,530	524
NWF Group PLC	12,655	34
OTP Bank Nyrt *	5,290	210
Pagegroup PLC *	2,389	13
Plus500 Ltd	3,536	73
Prudential PLC	10,703	167
Rio Tinto PLC	2,953	191
Rio Tinto PLC ADR	5,359	348
Sensata Technologies Holding PLC *	6,733	329
Smiths Group PLC	51,883	1,011
St James’s Place PLC	1,304	18
Team17 Group PLC *	11,281	122
Vertu Motors PLC *	30,896	13
Whitbread PLC *	4,950	200

		8,666

United States — 4.6%
Berry Global Group Inc *	8,479	449
Check Point Software Technologies Ltd *	11,984	1,410
Copa Holdings SA, Cl A *	1,109	88
Credicorp Ltd	464	71
Fiverr International Ltd *	339	68
Gentex Corp	11,107	362
Hollysys Automation Technologies Ltd	20,967	265
MercadoLibre Inc *	601	933
Nomad Foods Ltd *	45,991	1,111
Resolute Forest Products Inc *	29,125	160
Ritchie Bros Auctioneers Inc	1,651	119
Spotify Technology SA *	624	182

		5,218

Total Common Stock (Cost $82,701) ($ Thousands)		106,281

PREFERRED STOCK — 0.3%

Brazil — 0.1%
Itau Unibanco Holding SA ADR (A)	9,158	49

Germany — 0.2%
Draegerwerk AG & Co KGaA (A)	254	20
Einhell Germany AG (A)	125	12
KSB SE & Co KGaA (A)	237	62
Schaeffler (A)	19,779	148

		242

Total Preferred Stock (Cost $346) ($ Thousands)		291

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%

Switzerland — 0.0%
Cie Financiere Richemont, Expires 11/27/2023 *	702	$–

Total Warrants (Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, CI F
0.010%**†	2,521,893	2,522

Total Cash Equivalent (Cost $2,522) ($ Thousands)		2,522

Total Investments in Securities — 97.0% (Cost $85,569) ($ Thousands)		$109,094

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Screened World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	22	Dec-2020	$889	$922	$23
FTSE 100 Index	4	Dec-2020	339	336	(4)
Hang Seng Index	1	Jan-2021	173	170	(2)
S&P TSX 60 Index	2	Dec-2020	316	316	(1)
SPI 200 Index	2	Dec-2020	238	241	–
TOPIX Index	5	Dec-2020	841	842	(3)

			$2,796	$2,827	$13

A list of the open forward foreign currency contracts held by the Fund at November 30, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	02/18/21	GBP	530	USD	699	$(9)
Brown Brothers Harriman	02/18/21	USD	704	GBP	530	4

						$(5)

Percentages are based on Net Assets of $112,427 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (see Note 6).
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P— Standard & Poor’s

SPI — Share Price Index

TOPIX - Tokyo Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	103,834	2,447	–	106,281
Preferred Stock	291	–	–	291
Warrants	–	–	–	–
Cash Equivalent	2,522	–	–	2,522

Total Investments in Securities	106,647	2,447	–	109,094

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	23	–	–	23
Unrealized Depreciation	(10)	–	–	(10)
Forwards Contracts*
Unrealized Appreciation	–	4	–	4
Unrealized Depreciation	–	(9)	–	(9)

Total Other Financial Instruments	13	(5)	–	8

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 1,456	$ 5,501,	$ (4,435)	$ —	$ —	$ 2,522	2,521,893	$ —	$ —

Amounts designated as “—” are $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.1%

Argentina — 0.0%
Banco Macro SA ADR *	7,336	$117

Australia — 0.4%
AGL Energy Ltd	32,700	325
Ampol Ltd	805	18
Brambles Ltd	22,719	184
Fortescue Metals Group Ltd	58,371	784
JB Hi-Fi Ltd	2,527	85
Sonic Healthcare Ltd	761	19
Telstra Corp Ltd	57,574	130
TPG Telecom Ltd *	4,148	23
Treasury Wine Estates Ltd	9,568	61
Wesfarmers Ltd	1,103	40
WiseTech Global Ltd	1,700	39
Woolworths Group Ltd	2,091	57

		1,765

Austria — 0.2%
IMMOFINANZ AG	32,679	611
Mayr Melnhof Karton AG	1,400	247
Raiffeisen Bank International AG	11,926	229
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,500	155

		1,242

Belgium — 0.1%
Ageas SA/NV	6,100	301
Anheuser-Busch InBev SA/NV	150	10
D’ieteren SA/NV	513	36
Etablissements Franz Colruyt NV	3,300	197

		544

Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	6,400	67
Banco do Brasil SA	38,300	242
Klabin SA	6,800	31
Marfrig Global Foods SA *	13,471	37
Petrobras Distribuidora SA	9,700	37
Vale SA ADR, Cl B	68,800	1,002
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA *	91,421	164
WEG SA	8,110	112

		1,692

Canada — 1.5%
Alimentation Couche-Tard Inc, Cl B	68,244	2,271
AltaGas Ltd	3,852	55
CAE Inc	2,482	60
Canaccord Genuity Group Inc	1,828	13
Canadian Imperial Bank of Commerce	3,100	262
Canadian National Railway Co	14,980	1,572
Canadian Natural Resources Ltd	5,831	133
Canadian Pacific Railway Ltd	614	199
Canadian Tire Corp Ltd, Cl A	5,400	692

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CI Financial Corp	1,571	$20
Cogeco Communications Inc	326	24
Crescent Point Energy Corp	10,054	18
DREAM Unlimited Corp, Cl A	672	10
Enbridge Inc	9,479	297
Intact Financial Corp	838	94
Loblaw Cos Ltd	5,400	268
Manulife Financial Corp	21,910	374
National Bank of Canada	888	49
North West Co Inc/The	838	22
Parkland Corp/Canada	2,007	62
Quebecor Inc, Cl B	813	20
Richelieu Hardware Ltd	1,062	31
Rogers Communications Inc, Cl B	7,731	365
Shaw Communications Inc, Cl B	7,303	127
Sleep Country Canada Holdings Inc	845	16
Stantec Inc	2,489	75
Sun Life Financial Inc	1,381	61
TELUS Corp	14,100	273
Toronto-Dominion Bank/The	3,200	171

		7,634

China — 2.3%
Alibaba Group Holding Ltd ADR *	14,573	3,838
Anhui Conch Cement Co Ltd, Cl A	1,135	10
Bank of Communications Co Ltd, Cl H	296,000	164
Bank of Jiangsu Co Ltd, Cl A	774,500	733
Bilibili Inc ADR *	452	28
BOE Technology Group Co Ltd, Cl A	44,800	18
China Construction Bank Corp, Cl H	1,245,000	976
China Medical System Holdings Ltd	12,000	12
China Mobile Ltd	184,500	1,104
China National Building Material Co Ltd, Cl H	242,000	318
China Petroleum & Chemical Corp, Cl H	24,471	11
China Telecom Corp Ltd, Cl H	1,224,000	369
COSCO SHIPPING Holdings Co Ltd, Cl A *	9,000	14
Dongfeng Motor Group Co Ltd, Cl H	24,000	25
Focus Media Information Technology Co Ltd, Cl A	63,300	93
Great Wall Motor Co Ltd, Cl H	392,500	795
HUYA Inc ADR *	655	13
JD.com Inc ADR *	11,344	968
Jiangsu Hengli Hydraulic Co Ltd, Cl A	1,480	21
Li Ning Co Ltd	27,443	149
Momo Inc ADR	1,702	25
NetEase Inc ADR	1,029	93
NIO Inc ADR *	1,477	75
PICC Property & Casualty Co Ltd	258,000	213
Pinduoduo Inc ADR *	496	69
RiseSun Real Estate Development Co Ltd, Cl A	46,100	51
Shaanxi Coal Industry Co Ltd, Cl A	258,300	410

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shanghai Bairun Investment Holding Group Co Ltd, Cl A	20,698	$241
Shanghai Liangxin Electrical Co Ltd, Cl A	9,700	35
Shanxi Xinghuacun Fen Wine Factory Co Ltd, Cl A	500	18
TAL Education Group ADR *	612	43
Vipshop Holdings Ltd ADR *	578	15
Weichai Power Co Ltd, Cl H	38,846	79
Weifu High-Technology Group Co Ltd, Cl B	60,900	119
Xiamen Xiangyu Co Ltd, Cl A	272,686	264
Xinyuan Real Estate Co Ltd ADR	15,400	39
Yealink Network Technology Corp Ltd, Cl A	900	9
Zai Lab Ltd ADR *	1,104	122
ZTO Express Cayman Inc ADR	806	23
		11,602

Croatia — 0.1%
Atlantic Grupa dd	1,250	269
Hrvatski Telekom dd	8,914	255
		524

Czech Republic — 0.2%
CEZ AS	16,250	345
Komercni banka as	14,520	389
		734

Denmark — 0.2%
Novo Nordisk A/S, Cl B	9,910	669
Pandora A/S	910	91
Scandinavian Tobacco Group A/S	26,000	401
		1,161

Egypt — 0.0%
Eastern Co SAE	20,567	14
Oriental Weavers	118,598	55
Palm Hills Developments SAE *	1,500,261	134
		203

Estonia — 0.1%
Tallinna Kaubamaja Grupp AS	21,000	222

Finland — 0.7%
Elisa Oyj, Cl A	2,171	117
Kone Oyj, Cl B	1,205	102
Metsa Board Oyj	4,309	39
Neste Oyj	623	42
Nokia Oyj	348,973	1,397
Orion Oyj, Cl B	1,469	69
Stora Enso Oyj, Cl R	92,630	1,570
Tokmanni Group Corp	722	13
UPM-Kymmene Oyj	2,293	76
Uponor Oyj	1,074	22
		3,447

France — 3.8%
Alstom SA	15,483	828

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atos SE	11,980	$1,102
AXA SA	74,850	1,765
BNP Paribas SA	56,694	2,914
Bureau Veritas SA	30,609	792
Carrefour SA	87,089	1,430
Cie de Saint-Gobain	39,084	1,862
Danone SA	138	9
Gaztransport Et Technigaz SA	456	45
Publicis Groupe SA	36,328	1,655
Safran SA	9,900	1,448
Sanofi	4,100	415
Schneider Electric SE	330	46
SES SA, Cl A	3,880	36
Societe BIC SA	3,400	202
Societe Generale SA	61,727	1,232
Suez SA	5,007	97
Television Francaise 1	801	6
TOTAL SE	41,490	1,778
Valeo SA	46,900	1,825
Veolia Environnement SA	2,054	47
Vivendi SA	1,320	40
		19,574

Germany — 3.3%
Allianz SE	16,438	3,887
Aurubis AG	733	56
BASF SE	28,870	2,118
Bayerische Motoren Werke AG	19,643	1,716
Brenntag AG	2,173	166
Continental AG	10,778	1,472
Covestro AG	24,940	1,395
Deutsche Post AG	4,000	194
Deutsche Telekom AG	29,911	541
Draegerwerk AG & Co KGaA	110	8
E.ON SE	30,173	328
Hannover Rueck SE	884	148
HeidelbergCement AG	30,845	2,197
HOCHTIEF AG	2,500	242
Hornbach Holding AG & Co KGaA	207	22
MTU Aero Engines AG	8,915	2,111
RWE AG	8,099	337
Scout24 AG	275	21
Siemens Energy AG *	1,019	30
Telefonica Deutschland Holding AG	24,932	69
		17,058

Greece — 0.1%
Aegean Airlines SA *	25,000	135
Fourlis Holdings SA *	22,206	107
JUMBO SA	12,000	215
National Bank of Greece SA *	62,000	113
		570

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Hong Kong — 2.1%
Agile Group Holdings Ltd	326,000	$471
Alibaba Health Information Technology Ltd *	18,000	53
A-Living Smart City Services Co Ltd, Cl H	13,080	55
Anhui Conch Cement Co Ltd, Cl H	27,930	179
ANTA Sports Products Ltd	1,000	14
BAIC Motor Corp Ltd, Cl H	197,000	74
BOC Aviation Ltd	3,400	30
Bosideng International Holdings Ltd	54,000	24
China Everbright Environment Group Ltd	67,000	37
China Hongqiao Group Ltd	33,500	29
China Jinmao Holdings Group Ltd	26,000	13
China Lesso Group Holdings Ltd	13,000	23
China Merchants Land Ltd	826,000	125
China Overseas Grand Oceans Group Ltd	73,056	44
China Reinsurance Group Corp, Cl H	560,000	59
China Resources Cement Holdings Ltd	56,330	70
China Resources Gas Group Ltd	2,000	10
China Resources Power Holdings Co Ltd	596,446	634
China State Construction International Holdings Ltd	28,000	18
China Unicom Hong Kong Ltd	32,000	19
CK Infrastructure Holdings Ltd	9,000	46
CNOOC Ltd	65,000	68
Country Garden Services Holdings Co Ltd	188,627	1,056
Dali Foods Group Co Ltd	30,500	19
Far East Horizon Ltd	29,000	31
Fuyao Glass Industry Group Co Ltd, Cl H	117,600	563
GF Securities Co Ltd, Cl H	53,000	74
Haitian International Holdings Ltd	9,000	24
Hengan International Group Co Ltd	5,500	38
HK Electric Investments & HK Electric Investments Ltd	36,000	36
Industrial & Commercial Bank of China Ltd, Cl H	857,002	544
Kaisa Group Holdings Ltd	40,000	21
Kingboard Holdings Ltd	7,000	27
Kingboard Laminates Holdings Ltd	100,500	163
KWG Group Holdings Ltd	506,500	693
Lenovo Group Ltd	62,000	44
Longfor Group Holdings Ltd	4,000	26
Man Wah Holdings Ltd	15,300	28
Meituan, Cl B *	15,300	572
Nine Dragons Paper Holdings Ltd	19,000	25
PCCW Ltd	36,000	22
PetroChina Co Ltd, Cl H	858,000	273
Postal Savings Bank of China Co Ltd, Cl H	63,000	36
Power Assets Holdings Ltd	14,000	74
Shenzhen Expressway Co Ltd, Cl H	138,000	138
Shenzhen International Holdings Ltd	10,000	16
Shimao Group Holdings Ltd	16,000	60
Sinotruk Hong Kong Ltd	184,000	457

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sun Hung Kai Properties Ltd	5,000	$67
Sunny Optical Technology Group Co Ltd	2,000	39
Tencent Holdings Ltd	33,990	2,468
Tingyi Cayman Islands Holding Corp	350,000	590
Uni-President China Holdings Ltd	18,000	16
Xinyi Solar Holdings Ltd	38,000	69
Yuexiu Property Co Ltd	88,000	18
ZhongAn Online P&C Insurance Co Ltd, Cl H *	6,100	29
Zhongsheng Group Holdings Ltd	15,008	113
		10,564

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	696,632	901
MOL Hungarian Oil & Gas PLC	35,000	235
Richter Gedeon Nyrt	17,664	419
		1,555

India — 1.0%
Apollo Tyres Ltd	5,170	13
Aurobindo Pharma Ltd	31,911	375
Bajaj Auto Ltd	412	18
Bharat Forge Ltd	2,848	19
Coromandel International Ltd	1,439	16
Dr Reddy’s Laboratories Ltd	5,592	365
Granules India Ltd	82,645	463
HCL Technologies Ltd	15,747	175
Infosys Ltd ADR	12,900	196
ITC Ltd	18,565	48
Jubilant Foodworks Ltd	784	26
Karur Vysya Bank Ltd/The *	48,577	25
Mphasis Ltd	22,400	399
Nestle India Ltd	554	133
Oil & Natural Gas Corp Ltd	538,564	570
Oil India Ltd	123,468	160
Petronet LNG Ltd	5,765	20
Power Finance Corp Ltd	292,987	427
Power Grid Corp of India Ltd	15,743	41
REC Ltd	295,967	486
Redington India Ltd	35,838	63
Tata Consultancy Services Ltd	2,776	100
Tata Steel Ltd	6,467	50
Tech Mahindra Ltd	7,489	89
Titan Co Ltd	2,960	54
Torrent Pharmaceuticals Ltd	694	25
UltraTech Cement Ltd	1,345	87
Vedanta Ltd	515,090	840
		5,283

Indonesia — 0.1%
Aneka Tambang Tbk	177,598	14
Erajaya Swasembada Tbk PT *	1,141,586	139
Indofood CBP Sukses Makmur Tbk PT	26,400	19
Indofood Sukses Makmur Tbk PT	126,800	64

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Indosat Tbk PT *	635,200	$99
		335

Ireland — 0.0%
Flutter Entertainment PLC	230	43

Italy — 1.2%
Assicurazioni Generali SpA *	13,725	235
Enel SpA	233,177	2,335
Hera SpA	41,200	151
Intesa Sanpaolo SpA	976,543	2,249
Sesa SpA	172	17
Telecom Italia SpA/Milano	138,376	68
UniCredit SpA	107,631	1,113
UnipolSai Assicurazioni SpA	29,308	78
		6,246

Japan — 11.9%
AEON REIT Investment Corp ‡	160	187
AGC Inc	15,200	507
Aichi Steel Corp	3,700	90
Aisin Seiki Co Ltd	8,000	237
Aoyama Trading Co Ltd	23,200	99
Aozora Bank Ltd	12,100	220
Asahi Kasei Corp	2,100	19
Canon Inc	6,300	112
Central Japan Railway Co	10,700	1,365
Chugai Pharmaceutical Co Ltd	9,087	440
Citizen Watch Co Ltd	148,500	392
Cosel Co Ltd	10,600	112
Credit Saison Co Ltd	80,200	919
Daibiru Corp	23,600	304
Daicel Corp	3,500	25
Daido Steel Co Ltd	1,400	58
Dai-ichi Life Holdings Inc	84,200	1,328
Daito Trust Construction Co Ltd	17,001	1,669
Daiwa House Industry Co Ltd	700	21
DCM Holdings Co Ltd	18,900	215
East Japan Railway Co	26,000	1,618
Eizo Corp	7,600	265
Exedy Corp	11,900	141
FANUC Corp	5,000	1,216
Fuji Media Holdings Inc	38,000	396
FUJIFILM Holdings Corp	2,700	146
Fujitsu Ltd	2,056	286
H.U. Group Holdings Inc	15,200	412
Hachijuni Bank Ltd/The	30,200	107
Hirogin Holdings Inc	38,000	212
Hitachi Ltd	11,300	430
Hokuetsu Corp	60,900	205
Honda Motor Co Ltd	77,565	2,136
ITOCHU Corp	7,000	185
Itochu Enex Co Ltd	27,200	261
J Front Retailing Co Ltd	65,800	528

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Japan Lifeline Co Ltd	46,400	$640
Japan Tobacco Inc	102,300	2,080
JFE Holdings Inc	95,500	876
JGC Holdings Corp	97,600	875
JSR Corp	2,300	64
Kajima Corp	76,600	1,009
Kandenko Co Ltd	16,100	123
KDDI Corp	69,300	1,982
Kirin Holdings Co Ltd	49,600	1,081
Komatsu Ltd	59,100	1,440
Komeri Co Ltd	11,100	302
K’s Holdings Corp	31,300	381
Kuraray Co Ltd	19,000	189
KYORIN Holdings Inc	22,900	412
Lasertec Corp	1,454	153
Life Corp	339	12
Lixil Corp	3,500	84
Macnica Fuji Electronics Holdings Inc	958	19
Marui Group Co Ltd	2,500	46
Mitsubishi Corp	14,100	329
Mitsubishi Estate Co Ltd	116,500	2,015
Mitsubishi Gas Chemical Co Inc	1,200	25
Mitsubishi Heavy Industries Ltd	14,400	325
Mitsubishi UFJ Financial Group Inc	178,500	768
Mitsubishi UFJ Lease & Finance Co Ltd	43,200	198
Mizuho Financial Group Inc	16,550	211
NEC Networks & System Integration Corp	1,607	28
Nexon Co Ltd	600	18
NGK Insulators Ltd	2,800	45
NH Foods Ltd	9,700	414
Nippon Express Co Ltd	3,200	214
Nippon Steel Corp	133,700	1,637
Nippon Telegraph & Telephone Corp	164,808	3,896
Nippon Television Holdings Inc	68,300	745
Nippon Yusen KK	47,600	1,039
Nishi-Nippon Financial Holdings Inc	17,400	121
Nissan Motor Co Ltd	76,100	359
NOK Corp	45,500	503
Nomura Holdings Inc	131,400	660
Nomura Real Estate Holdings Inc	15,700	340
Nomura Research Institute Ltd	726	25
North Pacific Bank Ltd	42,200	94
NSK Ltd	14,400	117
Obayashi Corp	45,600	402
Okuwa Co Ltd	587	7
Organo Corp	133	8
ORIX Corp	8,400	125
Osaka Gas Co Ltd	36,300	698
Panasonic Corp	6,900	74
Park24 Co Ltd	12,600	188
Persol Holdings Co Ltd	14,300	262
San-Ai Oil Co Ltd	1,264	14

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sawai Pharmaceutical Co Ltd	13,000	$588
SBI Holdings Inc/Japan	2,200	60
SCSK Corp	600	36
Sega Sammy Holdings Inc	1,400	20
Seiko Epson Corp	89,700	1,339
Seven & i Holdings Co Ltd	17,200	546
Shimizu Corp	8,400	64
Sony Corp	27,000	2,513
Sumitomo Corp	1,200	15
Sumitomo Electric Industries Ltd	133,700	1,531
Sumitomo Mitsui Financial Group Inc	52,700	1,532
Sumitomo Mitsui Trust Holdings Inc	42,100	1,232
Sumitomo Rubber Industries Ltd	19,000	168
Takashimaya Co Ltd	57,300	441
Takeda Pharmaceutical Co Ltd	39,700	1,426
Teijin Ltd	18,100	310
Tocalo Co Ltd	1,359	16
Toho Holdings Co Ltd	28,000	511
Tokyo Gas Co Ltd	59,200	1,331
Tokyo Ohka Kogyo Co Ltd	249	16
Toray Industries Inc	91,800	498
Torii Pharmaceutical Co Ltd	267	8
Toyota Motor Corp	4,482	301
Toyota Tsusho Corp	900	31
Tsukui Holdings Corp	34,900	193
United Arrows Ltd	14,700	206
Wacoal Holdings Corp	9,300	178
Welcia Holdings Co Ltd	2,106	85
Xebio Holdings Co Ltd	19,100	139
Yamada Holdings Co Ltd	259,700	1,235
Yaoko Co Ltd	374	26
		61,130

Luxembourg — 0.4%
Trinseo SA	50,890	1,933

Malaysia — 0.3%
AMMB Holdings Bhd	24,300	20
HAP Seng Consolidated Bhd	10,300	21
Hartalega Holdings Bhd	118,800	420
Hong Leong Bank Bhd	11,300	48
Kossan Rubber Industries	87,200	133
MMC Corp Bhd	609,413	138
Nestle Malaysia Bhd	1,074	35
Petronas Dagangan Bhd	4,500	23
RHB Bank Bhd	164,900	208
Supermax Corp Bhd *	61,278	137
Telekom Malaysia Bhd	16,000	20
Tenaga Nasional Bhd	34,600	85
Top Glove Corp Bhd	79,500	139
		1,427

Mexico — 0.1%
Alpek SAB de CV, Cl A	126,278	112

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Banco Santander Mexico SA ADR	31,886	$167
Becle SAB de CV	8,742	20
Gruma SAB de CV, Cl B	2,385	26
Grupo Comercial Chedraui SA de CV	39,000	55
Kimberly-Clark de Mexico SAB de CV, Cl A	32,255	51
Wal-Mart de Mexico SAB de CV	3,229	9
		440

Netherlands — 1.6%
Altice Europe NV *	3,336	18
Arcadis NV	1,580	48
ArcelorMittal SA	110,500	2,029
ASM International NV	336	60
CNH Industrial NV	205,500	2,236
Koninklijke Ahold Delhaize NV	95,762	2,748
Koninklijke Vopak NV	650	34
NN Group NV	5,900	240
Signify NV	22,903	973
		8,386

Nigeria — 0.0%
Zenith Bank PLC	2,032,323	126

Norway — 0.1%
Austevoll Seafood ASA	21,700	198
Europris ASA	3,090	17
Fjordkraft Holding ASA	1,539	15
		230

Pakistan — 0.0%
Kot Addu Power Co Ltd	399,000	70
Nishat Mills Ltd	190,100	109
		179

Philippines — 0.1%
DMCI Holdings Inc	1,824,900	213
First Philippine Holdings Corp	22,040	30
Globe Telecom Inc	395	16
International Container Terminal Services Inc	14,590	36
PLDT Inc	11,973	327
		622

Poland — 1.4%
Bank Handlowy w Warszawie SA *	37,721	342
Bank Millennium SA *	245,000	183
Bank Polska Kasa Opieki SA	101,906	1,543
Budimex SA	220	16
CCC SA	33,703	561
Cyfrowy Polsat SA	4,524	32
Eurocash SA	50,000	190
Globe Trade Centre SA	31,044	57
Grupa Kety SA	3,390	418
Grupa Lotos SA	26,980	250
Powszechna Kasa Oszczednosci Bank Polski SA	232,641	1,639

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Powszechny Zaklad Ubezpieczen SA	213,582	$1,432
Stalexport Autostrady SA	217,207	186
VRG SA *	174,696	113
		6,962

Portugal — 0.0%
EDP - Energias de Portugal SA	38,127	204

Qatar — 0.0%
Masraf Al Rayan QSC	30,098	35
Qatar Islamic Bank SAQ	5,333	25
		60

Romania — 0.3%
BRD-Groupe Societe Generale SA	152,118	498
Fondul Proprietatea SA	1,717,255	551
OMV Petrom SA	8,079,528	707
		1,756

Russia — 1.0%
Detsky Mir PJSC	243,030	446
Federal Grid Co Unified Energy System PJSC	11,340,000	30
Gazprom PJSC	60,000	143
Inter RAO UES PJSC	1,500,000	101
LUKOIL PJSC ADR	979	64
Magnit PJSC	7,934	513
Magnitogorsk Iron & Steel Works PJSC	246,400	135
MMC Norilsk Nickel PJSC	3,691	1,035
Mobile TeleSystems PJSC ADR	6,224	54
Rosneft Oil Co PJSC GDR	40,000	232
Sberbank of Russia PJSC	255,930	835
Severstal PAO	45,369	664
United Co RUSAL International PJSC *	1,064,140	524
X5 Retail Group NV GDR	14,423	517
		5,293

Saudi Arabia — 0.2%
Al Rajhi Bank	886	18
Bank AlBilad	2,652	19
Bank Al-Jazira	27,492	101
Banque Saudi Fransi	2,286	20
City Cement Co	9,066	56
Etihad Etisalat Co *	7,111	56
Jarir Marketing Co	1,344	63
National Medical Care Co	10,187	147
Sahara International Petrochemical Co *	5,893	27
Saudi Cement Co	1,250	19
Saudi Industrial Investment Group	2,883	20
Southern Province Cement Co	3,721	75
United Electronics Co	6,063	129
Zamil Industrial Investment Co *	15,995	95
		845

Singapore — 0.1%
Best World International Ltd	24,994	25

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DBS Group Holdings Ltd	12,900	$243
Keppel Infrastructure Trust	77,748	32
Sheng Siong Group Ltd	14,441	17
Singapore Telecommunications Ltd	82,700	147
United Overseas Bank Ltd	7,700	129
Venture Corp Ltd	3,800	54
		647

Slovenia — 0.4%
Krka dd Novo mesto	8,705	920
Luka Koper	21,153	476
Telekom Slovenije DD	10,347	552
		1,948

South Africa — 0.5%
Anglo American Platinum Ltd	256	19
Aspen Pharmacare Holdings Ltd	2,034	16
Barloworld Ltd	61,993	281
Clicks Group Ltd	1,060	16
DataTec Ltd *	20,620	34
Exxaro Resources Ltd	3,167	24
Kumba Iron Ore Ltd	15,398	524
MTN Group Ltd	194,061	831
Naspers Ltd, Cl N	1,164	235
Old Mutual Ltd	294,559	223
Remgro Ltd	3,306	20
Sanlam Ltd	10,272	37
Telkom SA SOC Ltd	177,441	359
		2,619

South Korea — 2.4%
Chongkundang Holdings Corp	1,129	113
Coway Co Ltd	773	48
E-MART Inc	5,362	746
Gene Bio Tech Co Ltd	2,593	14
Hana Financial Group Inc	27,477	841
INTOPS Co Ltd	12,276	250
JB Financial Group Co Ltd	12,343	61
KB Financial Group Inc	21,708	890
Kia Motors Corp	17,566	918
Korea Zinc Co Ltd	125	43
KT&G Corp	4,100	306
LG Corp	317	20
LG Display Co Ltd	7,333	101
LG Electronics Inc	10,070	778
LOTTE Himart Co Ltd	8,523	242
Mirae Asset Daewoo Co Ltd	2,107	18
NAVER Corp	464	116
Pharma Research Products Co Ltd	1,536	82
POSCO ADR	11,110	593
Samsung Electronics Co Ltd	34,913	2,104
Samsung Electronics Co Ltd GDR	2,121	3,196
Samsung Life Insurance Co Ltd	636	41
Seegene Inc	74	13

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SK Telecom Co Ltd	1,700	$365
Soulbrain Holdings Co Ltd	8,800	343
Yuhan Corp	694	40
		12,282

Spain — 0.5%
Banco Santander SA	700,786	2,027
Ebro Foods SA	13,300	316
Endesa SA	7,200	206
Siemens Gamesa Renewable Energy SA	2,900	104
Viscofan SA	873	62
		2,715

Sweden — 0.8%
Atlas Copco AB, Cl A	3,757	190
Autoliv Inc	11,443	1,026
Axfood AB	1,342	31
Evolution Gaming Group AB	2,157	185
Fortnox AB	838	36
Hennes & Mauritz AB, Cl B	4,872	103
Husqvarna AB, Cl B	2,812	30
Kinnevik AB	1,430	71
Mycronic AB	1,467	39
Sandvik AB	69,476	1,563
Skanska AB, Cl B	6,964	166
Swedish Match AB	4,220	341
Tele2 AB, Cl B	7,344	95
Telia Co AB	9,605	41
		3,917

Switzerland — 0.8%
ABB Ltd	4,917	130
Adecco Group AG	1,942	118
Baloise Holding AG	532	92
Cie Financiere Richemont SA, Cl A	3,362	280
Clariant AG	1,086	22
Credit Suisse Group AG	138,828	1,761
Geberit AG	283	171
Intershop Holding AG	30	19
Kuehne + Nagel International AG	497	113
LafargeHolcim Ltd	212	11
LEM Holding SA	20	37
Novartis AG	2,115	192
Partners Group Holding AG	242	261
Roche Holding AG	2,239	740
Swiss Life Holding AG	600	269
Swiss Re AG	730	67
		4,283

Taiwan — 2.2%
Acer Inc	62,000	50
Asustek Computer Inc	4,000	35
AU Optronics Corp	639,009	273
Avita Corp	36,000	166

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chailease Holding Co Ltd	13,520	$74
Chicony Electronics Co Ltd	86,558	259
Chunghwa Telecom Co Ltd	40,000	152
Evergreen Marine Corp Taiwan Ltd *	50,013	43
Everlight Electronics Co Ltd	76,000	99
Feng Hsin Steel Co Ltd	9,549	20
Fubon Financial Holding Co Ltd	419,000	651
Ginko International Co Ltd	7,000	37
Goldsun Building Materials Co Ltd	21,959	21
Highwealth Construction Corp	11,000	17
Hon Hai Precision Industry Co Ltd	54,000	156
Innolux Corp, Cl A	2,194,000	774
Kinsus Interconnect Technology Corp	91,000	290
Lien Hwa Industrial Holdings Corp	17,497	25
Nan Ya Plastics Corp	23,000	52
Nien Made Enterprise Co Ltd	1,000	12
Novatek Microelectronics Corp	52,000	545
Pacific Hospital Supply Co Ltd	11,000	27
Pegatron Corp	135,027	309
Pegavision Corp	26,000	233
Pixart Imaging Inc	2,726	19
Pou Chen Corp	204,000	224
Quanta Computer Inc	229,010	619
Realtek Semiconductor Corp	56,130	731
Rossmax International Ltd	52,000	35
Simplo Technology Co Ltd	3,753	44
SinoPac Financial Holdings Co Ltd	573,000	223
Taiwan Cement Corp	26,250	40
Taiwan Semiconductor Manufacturing Co Ltd	192,020	3,237
United Microelectronics Corp	836,000	1,188
Wistron Corp	41,483	43
WPG Holdings Ltd	26,000	39
Yuanta Financial Holding Co Ltd	495,040	332
		11,094

Thailand — 0.1%
Bangkok Bank PCL	44,900	175
Kiatnakin Phatra Bank PCL	109,100	179
Krungthai Card PCL	15,000	25
SC Asset Corp PCL	208,300	19
Srisawad Corp PCL	9,100	17
		415

Turkey — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	187,425	502
BIM Birlesik Magazalar AS	14,634	131
Enerjisa Enerji AS	5,986	8
KOC Holding AS	190,000	429
Koza Altin Isletmeleri AS *	20,000	190
Turkiye Garanti Bankasi AS	238,000	266
		1,526

United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC	26,509	32

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emaar Properties PJSC	171,036	$148
		180

United Kingdom — 4.8%
Adient PLC *	75,030	2,348
Admiral Group PLC	893	34
AstraZeneca PLC	16,756	1,746
BAE Systems PLC	53,600	361
BP PLC	487,182	1,611
British American Tobacco PLC	7,200	254
Dunelm Group PLC	3,665	59
Evraz PLC	55,000	284
Frasers Group PLC *	4,300	24
Games Workshop Group PLC	755	99
GlaxoSmithKline PLC	37,600	688
Globaltrans Investment PLC GDR	71,000	406
GVC Holdings PLC	1,704	24
Halyk Savings Bank of Kazakhstan JSC GDR	22,265	264
Imperial Brands PLC	15,900	289
Informa PLC	184,836	1,308
Intermediate Capital Group PLC	4,765	104
International Consolidated Airlines Group SA	357,672	736
Linde PLC	5,249	1,346
M&G PLC	14,573	36
MD Medical Group Investments PLC GDR	43,000	236
Meggitt PLC	344,652	1,801
NAC Kazatomprom JSC GDR	14,000	198
Next PLC	21,599	1,889
Nova Ljubljanska Banka dd GDR *	17,800	196
OTP Bank Nyrt	985	39
Pearson PLC	222,741	1,924
Pets at Home Group PLC	2,121	12
Reckitt Benckiser Group PLC	3,151	277
Rightmove PLC	23,230	194
Royal Dutch Shell PLC, Cl A	75,240	1,295
Sage Group PLC/The	1,833	15
Smiths Group PLC	66,161	1,289
Standard Life Aberdeen PLC	14,868	54
Stock Spirits Group PLC	65,680	207
Tate & Lyle PLC	33,300	283
Telecom Plus PLC	830	16
Tesco PLC	15,199	46
Travis Perkins PLC	56,655	970
Vodafone Group PLC	55,834	92
Wm Morrison Supermarkets PLC	69,300	166
WPP PLC	135,247	1,310
		24,530

United States — 43.8%

Communication Services — 2.3%
Alphabet Inc, Cl A *	1,416	2,484
Alphabet Inc, Cl C *	129	227
AMC Networks Inc, Cl A *	3,900	128

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AT&T Inc	112,584	$3,237
CenturyLink Inc	157,770	1,649
Comcast Corp, Cl A	15,900	799
Facebook Inc, Cl A *	1,631	452
Gray Television Inc *	2,129	38
Interpublic Group of Cos Inc/The	7,476	166
Take-Two Interactive Software Inc *	211	38
Verizon Communications Inc	16,200	979
ViacomCBS Inc, Cl B	45,700	1,612
Yelp Inc, Cl A *	1,084	35
Zillow Group Inc, Cl C *	2,012	217

		12,061

Consumer Discretionary — 8.7%
Advance Auto Parts Inc	17,700	2,614
Amazon.com Inc *	271	859
AutoZone Inc *	2,236	2,544
Beazer Homes USA Inc *	101,620	1,505
Best Buy Co Inc	4,607	501
Buckle Inc/The	619	17
Carnival Corp, Cl A	38,230	764
Chipotle Mexican Grill Inc, Cl A *	364	469
Crocs Inc *	601	35
Dana Inc	119,240	2,008
Darden Restaurants Inc	879	95
Designer Brands Inc, Cl A	202,510	1,600
DR Horton Inc	4,400	328
eBay Inc	10,300	519
Foot Locker Inc	36,480	1,364
Ford Motor Co	27,700	252
Garmin Ltd	3,085	360
General Motors Co	31,671	1,388
Gentex Corp	52,127	1,699
Goodyear Tire & Rubber Co/The	136,070	1,418
Group 1 Automotive Inc	14,970	1,779
Hasbro Inc	1,726	161
Lowe’s Cos Inc	19,459	3,032
Lululemon Athletica Inc *	1,109	411
M/I Homes Inc *	29,130	1,324
McDonald’s Corp	788	171
MercadoLibre Inc *	36	56
Newell Brands Inc	96,280	2,047
NIKE Inc, Cl B	14,502	1,953
NVR Inc *	61	244
O’Reilly Automotive Inc *	1,810	801
Perdoceo Education Corp *	1,001	11
PulteGroup Inc	3,905	170
PVH Corp	20,560	1,634
Rent-A-Center Inc/TX, Cl A	1,644	56
Ruth’s Hospitality Group Inc	560	9
Sleep Number Corp *	670	46
Sonic Automotive Inc, Cl A	524	21
Tapestry Inc	72,700	2,059

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Target Corp	13,102	$2,352
Taylor Morrison Home Corp, Cl A *	82,640	2,089
Tenneco Inc, Cl A *	999	11
TJX Cos Inc/The	20,217	1,284
TopBuild Corp *	344	60
Tractor Supply Co	7,018	988
VF Corp	1,604	134
Whirlpool Corp	6,565	1,278

		44,520

Consumer Staples — 2.5%
Altria Group Inc	7,900	315
Archer-Daniels-Midland Co	8,474	422
Bunge Ltd	912	54
Campbell Soup Co	2,025	101
Colgate-Palmolive Co	12,877	1,103
Conagra Brands Inc	48,577	1,776
General Mills Inc	11,701	711
Hain Celestial Group Inc/The *	1,023	39
J M Smucker Co/The	4,300	504
Kellogg Co	7,664	490
Kimberly-Clark Corp	3,453	481
Kraft Heinz Co/The	10,869	358
Kroger Co/The	24,152	797
Lamb Weston Holdings Inc	1,143	83
Medifast Inc	124	25
PepsiCo Inc	12,358	1,782
Procter & Gamble Co/The	5,018	697
Sprouts Farmers Market Inc *	1,422	30
Sysco Corp	31,601	2,253
Tyson Foods Inc, Cl A	3,100	202
USANA Health Sciences Inc *	304	23
Walgreens Boots Alliance Inc	2,800	106
Walmart Inc	4,043	618

		12,970

Energy — 1.2%
Apache Corp	970	12
Baker Hughes Co, Cl A	33,500	627
Cactus Inc, Cl A	790	18
Chevron Corp	28,600	2,494
Dril-Quip Inc *	731	21
Halliburton Co	5,002	83
HollyFrontier Corp	62,920	1,472
Murphy Oil Corp	121,000	1,217
Murphy USA Inc	193	25
Phillips 66	2,700	164
Valero Energy Corp	804	43

		6,176

Financials — 8.4%
Aflac Inc	62,094	2,728
Allstate Corp/The	5,400	553
Ally Financial Inc	151,930	4,505

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Express Co	20,219	$2,398
American Financial Group Inc/OH	2,500	224
American International Group Inc	74,000	2,845
Annaly Capital Management Inc ‡	24,700	198
Apollo Global Management Inc, Cl A	2,500	109
Artisan Partners Asset Management Inc, Cl A	1,112	50
Axis Capital Holdings Ltd	4,800	240
Bank of America Corp	40,500	1,140
Berkshire Hathaway Inc, Cl B *	2,800	641
BlackRock Inc, Cl A	1,108	774
Blackstone Group Inc/The, Cl A	5,673	338
Brightsphere Investment Group Inc	1,622	29
Carlyle Group Inc/The	962	27
CME Group Inc, Cl A	6,211	1,087
CNA Financial Corp	17,760	613
Cohen & Steers Inc	517	37
Equitable Holdings Inc	113,239	2,874
Everest Re Group Ltd	1,000	227
FactSet Research Systems Inc	3,648	1,218
Federated Hermes Inc, Cl B	2,072	56
Goldman Sachs Group Inc/The	2,942	678
Hartford Financial Services Group Inc/The	4,700	208
Investors Bancorp Inc	23,800	230
Janus Henderson Group PLC	3,790	108
JPMorgan Chase & Co	2,400	283
Lincoln National Corp	30,700	1,450
Moody’s Corp	11,501	3,247
Morgan Stanley	40,893	2,528
Mr Cooper Group Inc *	1,438	38
MSCI Inc, Cl A	4,463	1,827
OneMain Holdings Inc, Cl A	878	34
PRA Group Inc *	806	34
Progressive Corp/The	38,669	3,368
S&P Global Inc	1,499	527
Starwood Property Trust Inc ‡	4,171	75
Synchrony Financial	5,318	162
T Rowe Price Group Inc	2,528	362
Travelers Cos Inc/The	1,800	233
US Bancorp	62,185	2,687
Victory Capital Holdings Inc, Cl A	422	9
Wells Fargo & Co	84,000	2,297

		43,296

Health Care — 4.9%
AbbVie Inc	5,941	621
Amedisys Inc *	288	70
AmerisourceBergen Corp, Cl A	24,400	2,516
Amgen Inc	2,200	489
Becton Dickinson and Co	6,401	1,503
Bristol-Myers Squibb Co	23,348	1,457
Cardinal Health Inc	4,026	220
Chemed Corp	363	174
CVS Health Corp	29,100	1,973

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Danaher Corp	2,220	$499
DaVita Inc *	1,839	202
DexCom Inc *	880	281
Eli Lilly and Co	10,743	1,565
Gilead Sciences Inc	3,900	237
HCA Healthcare Inc	1,200	180
Humana Inc	33	13
IDEXX Laboratories Inc *	454	209
Johnson & Johnson	16,065	2,324
McKesson Corp	1,429	257
Medpace Holdings Inc *	538	69
Merck & Co Inc	43,603	3,505
Mettler-Toledo International Inc *	1,089	1,252
PerkinElmer Inc	1,256	167
Pfizer Inc	13,700	525
ResMed Inc	2,003	420
Thermo Fisher Scientific Inc	62	29
UnitedHealth Group Inc	12,418	4,177
Vertex Pharmaceuticals Inc *	166	38
Viatris Inc, Cl W *	1,699	28
Zoetis Inc, Cl A	130	21

		25,021

Industrials — 5.4%
3M Co	1,098	190
AAR Corp	8,030	228
Alaska Air Group Inc	14,680	748
Allison Transmission Holdings Inc, Cl A	8,000	328
Altra Industrial Motion Corp	231	13
Astec Industries Inc	293	17
Atlas Air Worldwide Holdings Inc *	31,080	1,735
BMC Stock Holdings Inc *	1,407	69
Carrier Global Corp	31,701	1,207
Copart Inc *	2,047	236
Curtiss-Wright Corp	6,000	691
Eaton Corp PLC	360	43
Expeditors International of Washington Inc	262	23
Fastenal Co	7,781	385
Fluor Corp	138,670	2,395
Generac Holdings Inc *	1,459	314
General Dynamics Corp	1,700	254
Graco Inc	23,056	1,562
Greenbrier Cos Inc/The	42,100	1,405
HD Supply Holdings Inc *	4,500	251
Johnson Controls International PLC	2,763	127
Lockheed Martin Corp	647	236
Manitowoc Co Inc/The *	91,270	1,014
Meritor Inc *	69,249	1,828
Middleby Corp/The *	7,865	1,070
Northrop Grumman Corp	500	151
Old Dominion Freight Line Inc	394	80
Otis Worldwide Corp	15,646	1,047
Parker-Hannifin Corp	8,283	2,214

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Robert Half International Inc	13,910	$893
Rockwell Automation Inc	734	188
Saia Inc *	520	91
Stanley Black & Decker Inc	6,200	1,143
TransDigm Group Inc	511	296
Union Pacific Corp	13,059	2,665
United Parcel Service Inc, Cl B	3,770	645
Wabash National Corp	81,110	1,434
WW Grainger Inc	815	341

		27,557

Information Technology — 6.9%
Accenture PLC, Cl A	177	44
Advanced Micro Devices Inc *	8,105	751
Akamai Technologies Inc *	498	52
Amdocs Ltd	10,800	711
Amkor Technology Inc	2,059	30
Amphenol Corp, Cl A	3,765	493
Analog Devices Inc	9,950	1,384
Apple Inc	16,405	1,953
Arista Networks Inc *	242	66
Automatic Data Processing Inc	265	46
Broadcom Inc	593	238
CACI International Inc, Cl A *	1,568	372
Cadence Design Systems Inc *	514	60
CDK Global Inc	3,600	172
CDW Corp/DE	335	44
Check Point Software Technologies Ltd *	2,891	340
Cisco Systems Inc	29,410	1,265
Citrix Systems Inc	144	18
Cognizant Technology Solutions Corp, Cl A	4,100	320
Corning Inc	8,474	317
Dell Technologies Inc, Cl C *	19,880	1,372
DocuSign Inc, Cl A *	1,330	303
DXC Technology Co	155,810	3,414
Fair Isaac Corp *	550	260
Fortinet Inc *	334	41
Globant SA *	92	17
HP Inc	24,375	535
Intel Corp	68,880	3,330
International Business Machines Corp	29,032	3,586
Intuit Inc	1,423	501
Juniper Networks Inc	8,449	184
KLA Corp	194	49
Lam Research Corp	919	416
Lattice Semiconductor Corp *	377	16
Leidos Holdings Inc	1,432	144
Manhattan Associates Inc *	141	14
Mastercard Inc, Cl A	6,963	2,343
Microsoft Corp	16,641	3,562
MongoDB Inc, Cl A *	81	23
NortonLifeLock Inc	11,949	218
Oracle Corp	39,681	2,290

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Palo Alto Networks Inc *	720	$212
Perficient Inc *	670	31
QUALCOMM Inc	11,731	1,727
RingCentral Inc, Cl A *	100	30
Seagate Technology PLC	3,020	178
Splunk Inc *	1,250	255
Teradyne Inc	3,556	392
Trade Desk Inc/The, Cl A *	339	306
TTEC Holdings Inc	376	25
Twilio Inc, Cl A *	877	281
VeriSign Inc *	788	158
Western Union Co/The	21,205	478
Zebra Technologies Corp, Cl A *	218	83

		35,450

Materials — 2.6%
AdvanSix Inc *	96,990	1,724
Boise Cascade Co	859	37
Commercial Metals Co	2,347	47
Ecolab Inc	3,962	880
Huntsman Corp	70,910	1,756
International Flavors & Fragrances Inc	847	95
Nucor Corp	45,000	2,417
Packaging Corp of America	19,885	2,585
Reliance Steel & Aluminum Co	10,442	1,230
Scotts Miracle-Gro Co/The, Cl A	389	68
Sealed Air Corp	6,400	288
Sherwin-Williams Co/The	2,676	2,001
Silgan Holdings Inc	6,400	216
Tredegar Corp	612	10

		13,354

Real Estate — 0.4%
Brandywine Realty Trust ‡	10,000	111
Brixmor Property Group Inc ‡	83,500	1,275
Medical Properties Trust Inc ‡	3,263	63
Mid-America Apartment Communities Inc ‡	510	65
National Health Investors Inc ‡	1,500	97
VEREIT Inc ‡	14,000	99
Weyerhaeuser Co ‡	5,615	163

		1,873

Utilities — 0.5%
Edison International	4,183	257
Entergy Corp	4,400	479
Evergy Inc	3,000	166
Exelon Corp	14,800	608
National Fuel Gas Co	17,500	720
Public Service Enterprise Group Inc	7,100	414

		2,644
		224,922

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $414,599) ($ Thousands)		$472,786

PREFERRED STOCK — 0.4%

Brazil — 0.1%
Banco do Estado do Rio Grande do Sul SA (A)	180,601	447
Cia Paranaense de Energia (A)	1,900	24
Petroleo Brasileiro SA (A)	50,900	236
		707

Germany — 0.2%
Volkswagen AG (A)	5,446	921

Russia — 0.1%
Surgutneftegas PJSC (A)	600,000	311

South Korea — 0.0%
Samsung Electronics Co Ltd (A)	437	24

Total Preferred Stock (Cost $2,155) ($ Thousands)		1,963

	Number of Rights

RIGHTS — 0.0%

Hong Kong — 0.0%
KWG Group Holdings Ltd *‡‡	467	–
Shimao Group Holdings Ltd *‡‡	140	–

Spain — 0.0%
Banco Santander SA *‡‡	700,786	88

Taiwan — 0.0%
Rossmax International Ltd, Expires 12/04/2020 *	1,768	–

Total Rights (Cost $—) ($ Thousands)		88

	Shares

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	14,730,889	14,731

Total Cash Equivalent (Cost $14,731) ($ Thousands)		14,731

Total Investments in Securities — 95.4% (Cost $431,485) ($ Thousands)		$489,568

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTION** — 0.0%

Total Purchased Option (B) (Cost $44) ($ Thousands)	25,190,520	$7

A list of the open centrally cleared options contracts held by the Fund at November 30, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%

Call Options
December 2020, AUD Call USD Put*	25,190,520	$44	$0.74	12/1/2020	$7

Total Purchased Option		44			$7

†	Represents cost.

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	(2)	Dec-2020	$(84)	$(84)	$–
Hang Seng Index	19	Jan-2021	3,262	3,239	(23)
MSCI Emerging Markets	(409)	Dec-2020	(22,797)	(24,587)	(1,790)
MSCI Singapore Index	41	Jan-2021	1,004	982	(23)
OMX Stockholm 30	26	Dec-2020	582	582	(3)
S&P 500 Index E-MINI	331	Dec-2020	55,573	59,964	4,391
S&P TSX 60 Index	62	Dec-2020	9,096	9,790	541
SPI 200 Index	55	Dec-2020	5,941	6,615	574
TOPIX Index	(152)	Dec-2020	(23,145)	(25,590)	(2,102)

			$29,432	$30,911	$1,565

A list of the open forward foreign currency contracts held by the Fund at November 30, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/14/20	NZD	4	USD	3	$—
Brown Brothers Harriman	12/14/20	NZD	37	USD	25	(1)
Brown Brothers Harriman	12/14/20	USD	427	NZD	622	10
Brown Brothers Harriman	12/14/20	USD	0	NZD	0	—
Brown Brothers Harriman	12/14/20	USD	807	NOK	7,324	20
Brown Brothers Harriman	12/14/20	USD	2	NOK	14	—
Brown Brothers Harriman	12/14/20	SGD	12	USD	9	—
Brown Brothers Harriman	12/14/20	SGD	852	USD	631	(5)
Brown Brothers Harriman	12/14/20	USD	1,503	SGD	2,028	11
Brown Brothers Harriman	12/14/20	USD	3	SGD	4	—
Brown Brothers Harriman	12/14/20	NOK	43	USD	5	—
Brown Brothers Harriman	12/14/20	NOK	2,395	USD	264	(7)

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/14/20	AUD	80	USD	59	$—
Brown Brothers Harriman	12/14/20	AUD	2,796	USD	2,031	(29)
Brown Brothers Harriman	12/14/20	HKD	363	USD	47	—
Brown Brothers Harriman	12/14/20	HKD	3,001	USD	387	—
Brown Brothers Harriman	12/14/20	USD	3,602	DKK	22,784	62
Brown Brothers Harriman	12/14/20	USD	4,674	HKD	36,235	1
Brown Brothers Harriman	12/14/20	USD	134	HKD	1,040	—
Brown Brothers Harriman	12/14/20	USD	4,733	SEK	40,956	59
Brown Brothers Harriman	12/14/20	USD	95	SEK	809	—
Brown Brothers Harriman	12/14/20	CHF	83	USD	92	—
Brown Brothers Harriman	12/14/20	CHF	5,492	USD	5,988	(82)
Brown Brothers Harriman	12/14/20	DKK	9,016	USD	1,425	(24)
Brown Brothers Harriman	12/14/20	USD	9,694	AUD	13,340	136
Brown Brothers Harriman	12/14/20	USD	15	AUD	21	—
Brown Brothers Harriman	12/14/20	CAD	10,429	USD	7,978	(71)
Brown Brothers Harriman	12/14/20	USD	15,043	CAD	19,663	132
Brown Brothers Harriman	12/14/20	USD	15,174	CHF	13,920	212
Brown Brothers Harriman	12/14/20	USD	47	CHF	43	—
Brown Brothers Harriman	12/14/20	GBP	500	USD	669	2
Brown Brothers Harriman	12/14/20	GBP	15,094	USD	19,931	(224)
Brown Brothers Harriman	12/14/20	USD	20,209	GBP	15,305	227
Brown Brothers Harriman	12/14/20	USD	562	GBP	420	(1)
Brown Brothers Harriman	12/14/20	SEK	759	USD	89	—
Brown Brothers Harriman	12/14/20	SEK	25,968	USD	3,000	(38)
Brown Brothers Harriman	12/14/20	USD	36,866	JPY	3,891,305	465
Brown Brothers Harriman	12/14/20	USD	1,740	JPY	180,908	(4)
Brown Brothers Harriman	12/14/20	USD	48,732	EUR	41,385	794
Brown Brothers Harriman	12/14/20	EUR	50,439	USD	59,387	(973)
Brown Brothers Harriman	12/14/20	JPY	165,918	USD	1,597	5
Brown Brothers Harriman	12/14/20	JPY	6,680,222	USD	63,275	(813)

						$(136)

Percentages are based on Net Assets of $513,027 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2020.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	There is currently no rate available.
(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

JSC — Joint-Stock Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

OMX — Offset Market Exchange

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX- Tokyo Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

World Select Equity Fund (Continued)

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	471,899	862	25	472,786
Preferred Stock	1,963	–	–	1,963
Rights	88	–	–	88
Cash Equivalent	14,731	–	–	14,731

Total Investments in Securities	488,681	862	25	489,568

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	7	–	–	7
Futures Contracts*
Unrealized Appreciation	5,506	–	–	5,506
Unrealized Depreciation	(3,941)	–	–	(3,941)
Forwards Contracts*
Unrealized Appreciation	–	2,136	–	2,136
Unrealized Depreciation	–	(2,272)	–	(2,272)

Total Other Financial Instruments	1,572	(136)	–	1,436

* Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,966	$53,805	$(43,040)	$-	$-	$14,731	$14,730,889	$1	$-

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.0%

Argentina — 0.1%
Cablevision Holding SA GDR	76,426	$184
Corp America Airports SA *	266,076	836
IRSA Propiedades Comerciales SA ADR	1,698	17

		1,037

Bangladesh — 0.4%
BRAC Bank Ltd	6,138,360	3,330
GrameenPhone Ltd	143,460	540
Square Pharmaceuticals Ltd	540,210	1,171

		5,041

Brazil — 3.6%
Ambev SA	443,800	1,164
B2W Cia Digital *	3,800	50
B3 SA - Brasil Bolsa Balcao	36,000	375
Banco do Brasil SA	429,854	2,723
Banco Santander Brasil SA	298,900	2,188
CCR SA	233,600	566
Cia Brasileira de Distribuicao	101,610	1,291
Cia Energetica de Minas Gerais ADR	465,602	1,127
Cosan SA	129,400	1,887
CPFL Energia SA	37,900	218
Cyrela Brazil Realty SA Empreendimentos e Participacoes	307,000	1,534
Engie Brasil Energia SA	23,300	185
Gerdau SA ADR	389,463	1,640
Grupo SBF SA *	185,900	921
Hapvida Participacoes e Investimentos SA	912,000	2,411
Hypera SA	121,100	718
JBS SA	627,600	2,697
Lojas Quero Quero S/A *	612,300	1,842
Lojas Renner SA	315,260	2,627
Minerva SA/Brazil	239,468	446
Movida Participacoes SA	430,407	1,574
Notre Dame Intermedica Participacoes SA	215,700	2,743
Petroleo Brasileiro SA ADR, Cl A	302,613	2,799
Qualicorp Consultoria e Corretora de Seguros SA	204,900	1,267
Sul America SA	174,012	1,372
TOTVS SA	167,794	854
Vale SA ADR, Cl B	377,135	5,491
YDUQS Participacoes SA	184,600	1,126

		43,836

Canada — 1.2%
Dundee Precious Metals Inc	301,167	1,975
Endeavour Mining Corp *	31,692	749
ERO Copper Corp *	33,648	579
First Quantum Minerals Ltd	362,530	5,156
Gran Tierra Energy Inc *	1,180,670	337
Lithium Americas Corp *	167,211	1,889

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Parex Resources Inc *	227,755	$3,128
		13,813
Chile — 0.8%
Antofagasta PLC	33,400	559
Banco Santander Chile	11,253,730	485
Falabella SA	159,989	544
Parque Arauco SA	97,152	150
Plaza SA	136,870	223
SMU SA	4,073,721	616
Sociedad Quimica y Minera de Chile SA ADR	112,867	5,313
Vina Concha y Toro SA	1,326,815	2,273

		10,163

China — 15.0%
Alibaba Group Holding Ltd ADR *	150,610	39,665
Autobio Diagnostics Co Ltd, Cl A	89,784	1,978
Baidu Inc ADR *	34,194	4,753
BYD Co Ltd, Cl H	76,000	1,785
By-health Co Ltd, Cl A	552,700	2,108
Changzhou Xingyu Automotive Lighting Systems Co Ltd, Cl A	72,100	2,085
China Communications Construction Co Ltd, Cl H	1,211,000	628
China Construction Bank Corp, Cl H	21,954,000	17,218
China Life Insurance Co Ltd, Cl H	1,091,000	2,474
China Medical System Holdings Ltd	2,084,000	2,129
China Mobile Ltd	598,500	3,582
China Mobile Ltd ADR	48,173	1,438
China National Medicines Corp Ltd, Cl A	214,147	1,454
China Railway Construction Corp Ltd, Cl H	918,000	606
Chongqing Fuling Zhacai Group Co Ltd, Cl A	297,898	1,720
Chongqing Zhifei Biological Products Co Ltd, Cl A	186,600	3,541
Country Garden Holdings Co Ltd	1,280,619	1,691
Daqin Railway Co Ltd, Cl A	1,133,145	1,167
Dongfeng Motor Group Co Ltd, Cl H	1,370,000	1,410
Fosun International Ltd	1,833,500	2,649
Guangzhou R&F Properties Co Ltd	1,655,600	2,157
Hangzhou Robam Appliances Co Ltd, Cl A	451,384	2,741
Huadong Medicine Co Ltd, Cl A	195,200	820
Hundsun Technologies Inc, Cl A	164,900	2,215
JD.com Inc ADR *	83,846	7,156
Kingdee International Software Group Co Ltd	915,000	3,193
Kweichow Moutai Co Ltd, Cl A	23,975	6,243
Laobaixing Pharmacy Chain JSC, Cl A	120,142	1,313
Li Ning Co Ltd	578,500	3,134
NetEase Inc ADR	118,084	10,671
New Oriental Education & Technology Group Inc ADR *	16,368	2,698
Ping An Insurance Group Co of China Ltd, Cl H	950,000	11,151

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shanghai Yuyuan Tourist Mart Group Co Ltd, Cl A	2,525,844	$3,469
Shenzhen Megmeet Electrical Co Ltd, Cl A	185,600	988
Shenzhou International Group Holdings Ltd	309,000	5,230
Skshu Paint Co Ltd, Cl A	86,044	1,799
Tongwei Co Ltd, Cl A	211,395	989
Vipshop Holdings Ltd ADR *	43,870	1,120
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	1,655,400	6,572
Wuliangye Yibin Co Ltd, Cl A	154,715	5,970
Xtep International Holdings Ltd	2,011,500	856
Yunnan Baiyao Group Co Ltd, Cl A	98,500	1,426
Zhejiang Expressway Co Ltd, Cl H	2,900,000	2,065
Zhejiang Supor Co Ltd, Cl A	73,211	777
Zhejiang Weixing New Building Materials Co Ltd, Cl A	636,448	1,826
		180,660

Colombia — 0.3%
Bancolombia SA ADR, Cl R	20,440	622
Canacol Energy Ltd	430,406	1,337
Corp Financiera Colombiana SA *	679	6
Ecopetrol SA ADR	42,210	486
Grupo de Inversiones Suramericana SA	80,484	488
Grupo Nutresa SA	108,440	696
		3,635

Czech Republic — 0.1%
Moneta Money Bank AS	526,685	1,574

Egypt — 0.4%
Cleopatra Hospital *	2,000,000	604
Commercial International Bank Egypt SAE	265,402	1,053
Commercial International Bank Egypt SAE GDR	350,211	1,341
Egyptian Financial Group-Hermes Holding Co*	254,800	224
Palm Hills Developments SAE *	14,824,649	1,323
		4,545

Germany — 0.3%
Delivery Hero SE *	20,689	2,506
Global Fashion Group SA *	101,564	981
		3,487

Ghana — 0.0%
Scancom PLC	1,623,950	170

Greece — 0.3%
National Bank of Greece SA *	1,705,867	3,096
OPAP SA	49,936	564
		3,660

Hong Kong — 10.7%
Agile Group Holdings Ltd	594,000	858
Agricultural Bank of China Ltd, Cl H	8,159,000	3,094

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AIA Group Ltd	626,240	$6,862
Anhui Conch Cement Co Ltd, Cl H	936,500	5,992
AsiaInfo Technologies Ltd	718,000	1,087
Bank of China Ltd, Cl H	7,314,000	2,585
Beijing Enterprises Holdings Ltd	676,500	2,190
Bosideng International Holdings Ltd	3,708,000	1,626
China Education Group Holdings Ltd	1,407,000	2,810
China Lesso Group Holdings Ltd	1,430,000	2,553
China Mengniu Dairy Co Ltd	1,003,000	5,072
China Overseas Grand Oceans Group Ltd	2,121,000	1,264
China Yongda Automobiles Services Holdings Ltd	1,478,000	2,524
China Yuhua Education Corp Ltd	1,394,000	1,315
CNOOC Ltd	2,109,000	2,212
Dali Foods Group Co Ltd	2,114,500	1,309
Geely Automobile Holdings Ltd	259,000	720
Industrial & Commercial Bank of China Ltd, Cl H	6,010,000	3,814
Kingboard Laminates Holdings Ltd	1,447,000	2,341
KWG Group Holdings Ltd	964,500	1,319
KWG Living Group Holdings Ltd *	482,000	373
Lee & Man Paper Manufacturing Ltd	1,917,000	1,558
Lenovo Group Ltd	1,304,000	930
Logan Group Co Ltd	2,237,000	3,745
Luye Pharma Group Ltd	1,676,500	978
Meituan, Cl B *	201,100	7,523
Sany Heavy Equipment International Holdings Co Ltd	2,293,000	1,331
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	1,446,700	2,448
Shimao Group Holdings Ltd	294,500	1,098
Sinotrans Ltd, Cl H	6,489,000	2,302
Sinotruk Hong Kong Ltd	690,000	1,712
SITC International Holdings Co Ltd	1,425,000	2,739
Sunac China Holdings Ltd	355,000	1,360
Sunac Services Holdings Ltd *	11,876	18
Techtronic Industries Co Ltd	364,500	4,671
Tencent Holdings Ltd	368,581	26,767
TravelSky Technology Ltd, Cl H	1,113,000	2,524
Vinda International Holdings Ltd	334,000	954
WuXi AppTec Co Ltd, Cl H	271,820	4,067
Wuxi Biologics Cayman Inc *	54,000	527
Xiaomi Corp, Cl B *	202,200	691
Xinyi Energy Holdings Ltd	1,958,000	1,129
Zhongsheng Group Holdings Ltd	937,000	7,034
Zhou Hei Ya International Holdings Co Ltd	1,488,000	1,363
		129,389

Hungary — 0.4%
Magyar Telekom Telecommunications PLC	387,640	501
Richter Gedeon Nyrt	180,356	4,281
		4,782

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

India — 7.5%
Asian Paints Ltd	53,005	$1,582
Aurobindo Pharma Ltd	194,740	2,289
Avenue Supermarts Ltd, Cl A *	51,960	1,598
Bajaj Auto Ltd	46,464	1,979
Bata India Ltd	77,031	1,632
Britannia Industries Ltd	21,356	1,051
City Union Bank Ltd	503,948	1,261
Divi’s Laboratories Ltd	89,175	4,352
Dixon Technologies India Ltd	11,877	1,906
Dr Lal PathLabs Ltd	62,875	1,942
Dr Reddy’s Laboratories Ltd	38,375	2,505
Godrej Properties Ltd *	127,171	1,995
HCL Technologies Ltd	227,154	2,518
HDFC Bank Ltd ADR *	99,269	6,850
Hero MotoCorp Ltd	55,519	2,324
Hindalco Industries Ltd	1,030,230	3,118
Hindustan Unilever Ltd	72,778	2,103
ICICI Bank Ltd ADR	269,309	3,463
Info Edge India Ltd	40,282	2,329
Infosys Ltd	298,524	4,465
Infosys Ltd ADR	284,206	4,326
Ipca Laboratories Ltd	73,253	2,153
ITC Ltd	229,893	599
Jubilant Foodworks Ltd	34,366	1,161
Kotak Mahindra Bank Ltd *	170,045	4,357
Multi Commodity Exchange of India Ltd	25,026	545
Persistent Systems Ltd	74,007	1,190
Petronet LNG Ltd	1,005,068	3,403
REC Ltd	658,934	1,082
Reliance Industries Ltd	196,922	5,122
Shriram Transport Finance Co Ltd	134,637	1,936
State Bank of India	449,801	1,479
Tata Consultancy Services Ltd	51,517	1,855
Tata Consumer Products Ltd	112,752	818
Varun Beverages Ltd	119,679	1,407
WNS Holdings Ltd ADR *	100,877	7,103
Zee Entertainment Enterprises Ltd	422,431	1,098
		90,896

Indonesia — 2.2%
Ace Hardware Indonesia Tbk PT	6,817,600	765
Astra International Tbk PT	1,954,000	733
Bank Central Asia Tbk PT	1,393,300	3,061
Bank Negara Indonesia Persero Tbk PT	1,811,000	770
Bank Rakyat Indonesia Persero Tbk PT	10,558,600	3,058
Bank Tabungan Negara Persero Tbk PT	9,729,300	1,134
Bumi Serpong Damai Tbk PT *	13,302,400	989
Ciputra Development Tbk PT	15,215,300	997
Indofood Sukses Makmur Tbk PT	3,714,900	1,868
Link Net Tbk PT	2,915,000	500
Malindo Feedmill Tbk PT *	3,961,500	182
Matahari Department Store Tbk PT	1,558,800	140

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Media Nusantara Citra Tbk PT *	7,246,700	$521
Medikaloka Hermina Tbk PT	11,480,000	3,171
Merdeka Copper Gold Tbk PT *	12,607,700	1,732
Pakuwon Jati Tbk PT	75,033,584	2,657
Pan Brothers Tbk PT	3,957,400	64
Tiga Pilar Sejahtera Food Tbk *	6,565,800	132
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	3,580
United Tractors Tbk PT	364,500	594
		26,648

Ivory Coast — 0.1%
Sonatel SA	32,578	665

Kenya — 0.4%
ARM Cement Ltd *	10	–
East African Breweries Ltd	868,992	1,208
Equity Group Holdings PLC/Kenya	7,653,143	2,405
Safaricom PLC	5,706,820	1,695
		5,308

Malaysia — 0.8%
Fraser & Neave Holdings Bhd	72,100	574
Malayan Banking Bhd	678,269	1,315
MR DIY Group M Bhd	3,506,500	2,264
PPB Group Bhd	278,700	1,272
TIME dotCom Bhd	408,200	1,373
Top Glove Corp Bhd	1,389,400	2,428
VS Industry Bhd	1,381,300	797
		10,023

Mauritius — 0.1%
MCB Group Ltd *	100,910	608

Mexico — 1.7%
Bolsa Mexicana de Valores SAB de CV	420,688	953
Corp Inmobiliaria Vesta SAB de CV	926,800	1,665
Genomma Lab Internacional SAB de CV, Cl B *	1,079,224	1,060
Gruma SAB de CV, Cl B	68,300	757
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	322,889	1,883
Grupo Aeroportuario del Sureste SAB de CV ADR *	17,416	2,604
Grupo Aeroportuario del Sureste SAB de CV, Cl B *	27,585	412
Grupo Financiero Banorte SAB de CV, Cl O *	626,321	3,127
Grupo Mexico SAB de CV, Ser B	710,600	2,591
Kimberly-Clark de Mexico SAB de CV, Cl A	431,556	686
Promotora y Operadora de Infraestructura SAB de CV	52,700	423
Wal-Mart de Mexico SAB de CV	1,850,551	4,884
		21,045

Morocco — 0.3%
Attijariwafa Bank *	18,750	846
Label Vie	6,226	2,158

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Societe d’Exploitation des Ports	38,140	$823
		3,827

Nigeria — 0.4%
Guaranty Trust Bank PLC	4,577,704	394
Zenith Bank PLC	63,514,510	3,952
		4,346

Oman — 0.0%
Bank Muscat SAOG	367,181	370

Pakistan — 0.2%
United Bank Ltd/Pakistan	3,224,955	2,438

Peru — 0.3%
Alicorp SAA	512,528	1,009
Cementos Pacasmayo SAA	531,678	873
Cia de Minas Buenaventura SAA ADR *	39,400	437
Ferreycorp SAA	1,298,960	608
InRetail Peru Corp	28,180	1,000
		3,927

Philippines — 3.6%
AllHome Corp *	17,413,000	3,094
Alliance Global Group Inc	11,598,710	2,362
Altus Property Ventures Inc *	160,437	50
Ayala Corp	375,259	6,455
Ayala Land Inc	2,540,300	2,000
Bank of the Philippine Islands	1,572,390	2,719
BDO Unibank Inc	1,448,824	3,106
Cebu Air Inc *	670,040	657
East West Banking Corp *	2,254,500	546
Emperador Inc	2,082,300	437
GT Capital Holdings Inc	423,650	5,130
International Container Terminal Services Inc	509,730	1,237
Jollibee Foods Corp	328,270	1,290
Megaworld Corp	15,174,000	1,212
Metropolitan Bank & Trust Co	1,034,120	1,030
Robinsons Land Corp	16,594,032	5,754
Robinsons Retail Holdings Inc	1,824,690	2,586
Security Bank Corp	93,130	242
Universal Robina Corp	583,820	1,728
Wilcon Depot Inc	4,390,600	1,647
		43,282

Poland — 0.7%
Bank Polska Kasa Opieki SA	104,558	1,583
Cyfrowy Polsat SA	156,766	1,117
Dino Polska SA *	55,934	3,763
Kernel Holding SA	152,020	1,963
Polski Koncern Naftowy ORLEN SA	27,547	407
		8,833

Qatar — 0.2%
Commercial Bank PSQC/The	258,460	309
Ooredoo QPSC	594,537	1,104

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qatar National Bank QPSC	101,190	$492
Qatar Navigation QSC	178,580	312
		2,217
Romania — 0.2%
Banca Transilvania SA	4,466,269	2,416
Russia — 3.1%
Gazprom PJSC ADR	690,225	3,209
Globaltrans Investment PLC GDR	191,414	1,097
LUKOIL PJSC ADR	102,433	6,711
Mail.Ru Group Ltd GDR *	73,162	2,111
MMC Norilsk Nickel PJSC ADR	104,821	2,923
Mobile TeleSystems PJSC ADR	31,036	268
Moscow Exchange MICEX-RTS PJSC *	1,331,960	2,663
Sberbank of Russia PJSC ADR	506,098	6,734
Sistema PJSFC GDR	221,310	1,772
X5 Retail Group NV GDR	22,671	814
Yandex NV, Cl A *	138,529	9,553
		37,855
Saudi Arabia — 0.7%
Al Rajhi Bank	88,290	1,761
Arab National Bank	120,951	658
National Commercial Bank	115,756	1,304
Riyad Bank	77,347	429
Saudi Arabian Fertilizer Co	23,787	520
Saudi British Bank/The	83,253	603
Saudi Telecom Co	54,315	1,561
United Electronics Co	56,528	1,206
		8,042
South Africa — 2.9%
Absa Group Ltd	277,922	1,979
African Rainbow Minerals Ltd	111,951	1,735
Aspen Pharmacare Holdings Ltd	100,986	806
Bidvest Group Ltd/The	35,112	370
Capitec Bank Holdings Ltd	28,355	2,374
Clicks Group Ltd	120,163	1,823
Exxaro Resources Ltd	37,981	293
Gold Fields Ltd ADR	91,566	798
Impala Platinum Holdings Ltd	213,109	2,241
Kumba Iron Ore Ltd	28,579	973
Life Healthcare Group Holdings Ltd	310,271	317
Mediclinic International PLC	180,583	678
Mr Price Group Ltd	320,060	3,365
Naspers Ltd, Cl N	55,448	11,210
Northam Platinum Ltd *	88,705	1,010
Old Mutual Ltd	1,444,546	1,091
Shoprite Holdings Ltd	47,811	395
Sibanye Stillwater Ltd	792,848	2,638
Standard Bank Group Ltd	129,358	1,012
		35,108

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Korea — 10.1%
BGF retail Co Ltd	11,442	$1,298
Celltrion Inc *	4,657	1,431
Chunbo Co Ltd	6,038	977
CJ ENM Co Ltd	59,851	7,205
Daelim Industrial Co Ltd	10,750	777
DB HiTek Co Ltd	44,704	1,432
DGB Financial Group Inc	232,108	1,531
Doosan Bobcat Inc	25,801	701
Douzone Bizon Co Ltd	43,210	4,120
Duk San Neolux Co Ltd *	50,535	1,441
Ecopro Co Ltd	11,904	489
E-MART Inc	11,897	1,656
Eugene Technology Co Ltd	54,916	1,663
Hana Financial Group Inc	100,122	3,063
Hankook Tire & Technology Co Ltd	37,973	1,122
Hanwha Corp	46,199	1,077
Hanwha Solutions Corp	36,537	1,577
Hugel Inc *	9,596	1,714
Hyundai Marine & Fire Insurance Co Ltd	62,654	1,263
Iljin Materials Co Ltd	19,966	844
KB Financial Group Inc	144,847	5,936
Kia Motors Corp	76,131	3,977
KINX Inc	15,877	1,042
Koh Young Technology Inc	25,180	2,132
Korea Zinc Co Ltd	4,569	1,565
LG Corp	31,113	1,985
LG Electronics Inc	15,341	1,185
LG Household & Health Care Ltd	1,815	2,483
Mando Corp	48,627	2,131
NAVER Corp	13,215	3,314
NCSoft Corp	8,369	6,126
NICE Information Service Co Ltd	65,323	1,263
Pan Ocean Co Ltd *	325,205	1,249
Park Systems Corp	17,800	1,187
POSCO	8,374	1,771
POSCO ADR	31,885	1,701
PSK Inc	57,063	1,903
Samsung C&T Corp	9,295	1,012
Samsung Electro-Mechanics Co Ltd	9,987	1,408
Samsung Electronics Co Ltd	553,987	33,393
SK Hynix Inc	42,968	3,786
SK Telecom Co Ltd	6,334	1,359
SKC Co Ltd	15,808	1,281
Webcash Corp	20,703	1,396
WONIK IPS Co Ltd	40,157	1,446
		121,412

Sri Lanka — 0.1%
John Keells Holdings PLC	1,938,965	1,547

Taiwan — 12.0%
Accton Technology Corp	490,000	4,109

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Airtac International Group	121,000	$3,524
Asia Cement Corp	1,517,000	2,305
ASMedia Technology Inc	26,000	1,501
Chailease Holding Co Ltd	1,089,448	5,963
Chicony Power Technology Co Ltd	648,000	1,530
Chilisin Electronics Corp	280,000	1,297
Compeq Manufacturing Co Ltd	466,000	786
Delta Electronics Inc	849,000	6,687
Elan Microelectronics Corp	337,000	1,561
FLEXium Interconnect Inc	238,000	1,002
Fubon Financial Holding Co Ltd	2,893,000	4,496
Global PMX Co Ltd	258,000	1,742
Gourmet Master Co Ltd	138,000	692
Grand Pacific Petrochemical	2,033,000	1,669
Hon Hai Precision Industry Co Ltd	1,521,912	4,394
Kindom Development Co Ltd	680,000	897
King Yuan Electronics Co Ltd	700,000	869
King’s Town Bank Co Ltd	900,000	1,206
Lite-On Technology Corp	891,862	1,504
MediaTek Inc	178,357	4,405
Merida Industry Co Ltd	154,000	1,351
Micro-Star International Co Ltd	513,000	2,250
Novatek Microelectronics Corp	65,000	682
Pan Jit International Inc	1,061,000	1,660
Parade Technologies Ltd	45,000	1,634
Pegatron Corp	588,000	1,347
Pegavision Corp	95,000	852
Powertech Technology Inc	434,000	1,401
Realtek Semiconductor Corp	129,000	1,679
Silergy Corp	73,947	5,760
Taishin Financial Holding Co Ltd	1,366,000	640
Taiwan Semiconductor Manufacturing Co Ltd	1,125,000	18,966
Taiwan Semiconductor Manufacturing Co
Ltd ADR	459,588	44,589
Unimicron Technology Corp	477,000	1,504
United Microelectronics Corp	1,084,000	1,540
Universal Microwave Technology Inc	2	–
Voltronic Power Technology Corp	42,950	1,317
Win Semiconductors Corp	109,000	1,281
Yeong Guan Energy Technology Group Co Ltd	423,000	1,325
Yuanta Financial Holding Co Ltd	3,489,400	2,338
		144,255

Thailand — 3.2%
Advanced Info Service PCL	299,900	1,740
Airports of Thailand PCL	801,700	1,696
Bangkok Dusit Medical Services PCL, Cl F	2,560,600	1,820
Charoen Pokphand Foods PCL	2,018,700	1,918
CP ALL PCL	1,045,600	2,091
Home Product Center PCL	14,760,445	7,173
Intouch Holdings PCL, Cl F	785,600	1,441
JMT Network Services PCL	1,665,200	1,844
Kasikornbank PCL	185,200	673

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kasikornbank PCL NVDR	933,800	$3,396
Minor International PCL NVDR	5,062,457	4,150
PTT PCL	1,350,900	1,786
Siam Cement PCL/The	45,300	560
Sri Trang Agro-Industry PCL	1,840,600	1,628
Thanachart Capital PCL	256,098	288
Tisco Financial Group PCL	528,700	1,372
TOA Paint Thailand PCL	1,904,500	2,330
VGI PCL	8,095,100	2,061
		37,967

Turkey — 0.3%
Ford Otomotiv Sanayi AS	36,917	509
Haci Omer Sabanci Holding AS	640,798	790
Tekfen Holding AS	268,755	500
Turkcell Iletisim Hizmetleri AS	758,032	1,434
		3,233

United Arab Emirates — 1.0%
Aldar Properties PJSC	4,270,322	3,534
Emaar Development PJSC	4,791,415	3,548
Emaar Properties PJSC	6,093,155	5,275
		12,357

United Kingdom — 4.2%
AB Ignitis Grupe GDR	90,914	2,121
ADES International Holding PLC *	40,990	379
Avast PLC	167,612	1,137
Bank of Georgia Group PLC	42,990	643
Energean PLC *	153,642	1,472
Georgia Capital PLC *	10,196	66
Halyk Savings Bank of Kazakhstan JSC GDR	580,564	6,880
Hochschild Mining PLC	1,160,964	3,295
Investec PLC	326,803	810
Kaspi.KZ JSC GDR	37,350	1,905
KAZ Minerals PLC	206,051	1,763
MHP SE GDR	81,450	497
NAC Kazatomprom JSC GDR	400,789	5,671
Network International Holdings PLC	159,200	570
Nova Ljubljanska Banka dd GDR *	382,226	4,206
OTP Bank Nyrt	39,370	1,565
Polymetal International PLC	92,878	1,937
Polyus PJSC GDR	11,819	1,122
SEPLAT Petroleum Development Co Plc	1,763,008	1,341
TBC Bank Group PLC	14,830	237
Tullow Oil PLC	1,090,179	405
Vivo Energy PLC	6,310,306	7,127
VTB Bank PJSC GDR	425,016	396
Wizz Air Holdings PLC *	91,076	5,474
		51,019

United States — 2.6%
Credicorp Ltd	40,242	6,194
EPAM Systems Inc *	14,525	4,682

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Globant SA *	12,365	$2,333
Intercorp Financial Services Inc	113,097	3,393
Livent Corp *	65,875	999
MercadoLibre Inc *	5,481	8,514
Southern Copper Corp	9,676	575
XP Inc, Cl A *	34,123	1,399
Yum China Holdings Inc	46,745	2,635
		30,724

Vietnam — 2.5%
Binh Minh Plastics JSC	169,850	447
FPT Corp	670,202	1,604
Gemadept Corp	487,470	586
Ho Chi Minh City Development Joint Stock
Commercial Bank *	2,166,178	2,059
Hoa Phat Group JSC	2,113,722	3,242
Khang Dien House Trading and Investment
JSC	468,770	542
Military Commercial Joint Stock Bank *	6,531,653	5,744
Refrigeration Electrical Engineering Corp	61,290	129
Vietnam Dairy Products JSC	958,024	4,479
Vietnam Engine & Agricultural Machinery
Corp	608,930	1,274
Vietnam Prosperity JSC Bank *	1,987,341	2,301
Vietnam Technological & Commercial Joint
Stock Bank *	2,706,270	2,818
Vincom Retail JSC *	3,239,259	3,947
Vinhomes JSC *	181,607	648
		29,820

Total Common Stock (Cost $869,641) ($ Thousands)		1,145,980

PREFERRED STOCK — 1.5%

Brazil — 0.6%
Banco Bradesco SA (A)	285,015	1,293
Centrais Eletricas Brasileiras SA (A)	70,100	418
Cia Paranaense de Energia (A)	154,200	1,966
Itausa SA (A)	1,639,017	3,232
Petroleo Brasileiro SA (A)	54,300	251
		7,160

Chile — 0.1%
Embotelladora Andina SA (A)	215,173	484

Colombia — 0.2%
Banco Davivienda SA (A)	330,314	2,614

South Korea — 0.6%
Hyundai Motor Co (A)	32,565	2,472
LG Chem Ltd (A)	7,271	2,342
Samsung Electronics Co Ltd (A)	50,103	2,767
		7,581

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Equity Fund (Continued)

Description		Market Value ($ Thousands)

PREFERRED STOCK (continued)

Total Preferred Stock (Cost $15,399) ($ Thousands)		$17,839

	Number of Warrants

WARRANTS — 1.3%

India — 0.1%
Voltas, Expires 05/28/2020 *	159,533	1,726

Luxembourg — 0.2%
Emirates NBD Bank PJSC, Expires 01/03/2022 *	631,588	1,860

Thailand — 0.0%
JMT Network Services, Expires 02/19/2021 *	170,598	–
Minor International PCL, Expires 07/31/2023 *	121,175	32
Minor International PCL, Expires 09/30/2021 *	159,221	3
Minor International PCL, Expires 09/30/2021 *	40,200	1
		36

United States — 0.8%
Citigroup, Expires 02/19/2021 *	279,755	1,723
FPT Corp, Expires 03/31/2021 *	2,586,532	6,130
Shandong Pharmaceutical Glass Co Ltd, Expires 02/19/2020 *	315,432	2,094
		9,947

Vietnam — 0.2%
Mobile World Investment, Expires 03/31/2021 *	370,086	1,836

Total Warrants (Cost $9,762) ($ Thousands)		15,405

	Shares

EXCHANGE TRADED FUND — 0.3%

United States — 0.3%
iShares Core MSCI Emerging Markets	48,940	2,869

Total Exchange Traded Fund (Cost $2,330) ($ Thousands)		2,869

	Number of Rights

RIGHTS — 0.0%

Hong Kong — 0.0%
KWG Group Holdings Ltd *‡‡	36,411	–

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)

Taiwan — 0.0%
Hiwin Technologies, Expires 12/18/2020 *	3,310	$13
Total Rights (Cost $—) ($ Thousands)		13

	Shares

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	7,552,959	7,553

Total Cash Equivalent (Cost $7,553) ($ Thousands)		7,553

Total Investments in Securities — 98.7% (Cost $904,685) ($ Thousands)		$1,189,659

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Emerging Markets Equity Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI Emerging Markets	144	Dec-2020	$8,576	$8,656	$80

Percentages are based on Net Assets of $1,205,925 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security.

‡‡	Expiration date not available.

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd — Limited

MSCI —Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PCL — Public Company Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,001,783	144,197	–	1,145,980
Preferred Stock	17,839	–	–	17,839
Warrants	11,807	3,598	–	15,405
Exchange Traded Fund	2,869	–	–	2,869
Rights	13	–	–	13
Cash Equivalent	7,553	–	–	7,553

Total Investments in Securities	1,041,864	147,795	–	1,189,659

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	80	–	–	80

Total Other Financial Instruments	80	–	–	80

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2020, there were transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary the of Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands).

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$18,307	$89,417	$(100,171)	$—	$—	$7,553	7,552,959	$1	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.0%

Communication Services — 10.0%
Activision Blizzard Inc	47,100	$3,744
Alphabet Inc, Cl A *	18,245	32,009
Alphabet Inc, Cl C *	17,822	31,380
AT&T Inc	432,819	12,444
CenturyLink Inc	58,115	607
Charter Communications Inc, Cl A *	9,100	5,933
Comcast Corp, Cl A	277,000	13,916
Discovery Inc, Cl A *	9,900	267
Discovery Inc, Cl C *	19,219	462
DISH Network Corp, Cl A *	14,501	520
Electronic Arts Inc	17,700	2,261
Facebook Inc, Cl A *	146,200	40,493
Fox Corp	30,466	874
Interpublic Group of Cos Inc/The	23,400	521
Live Nation Entertainment Inc *	8,400	551
Netflix Inc *	26,800	13,151
News Corp	6,400	114
News Corp, Cl A	24,400	431
Omnicom Group Inc	12,700	800
Take-Two Interactive Software Inc *	7,100	1,282
T-Mobile US Inc *	35,565	4,728
Twitter Inc *	48,000	2,232
Verizon Communications Inc	251,900	15,217
ViacomCBS Inc, Cl B	33,840	1,194
Walt Disney Co/The	109,777	16,248

		201,379

Consumer Discretionary — 10.3%
Advance Auto Parts Inc	4,200	620
Amazon.com Inc *	25,900	82,052
Aptiv PLC	16,300	1,935
AutoZone Inc *	1,400	1,593
Best Buy Co Inc	13,900	1,513
Booking Holdings Inc *	2,500	5,071
BorgWarner Inc	15,000	583
CarMax Inc *	9,800	916
Carnival Corp, Cl A	32,500	649
Chipotle Mexican Grill Inc, Cl A *	1,700	2,192
Darden Restaurants Inc	8,000	864
Dollar General Corp	15,200	3,322
Dollar Tree Inc *	14,384	1,571
Domino’s Pizza Inc	2,400	942
DR Horton Inc	20,400	1,520
eBay Inc	40,800	2,058
Etsy Inc *	7,200	1,157
Expedia Group Inc	8,300	1,033
Ford Motor Co	239,900	2,178
Gap Inc/The	11,600	243
Garmin Ltd	8,900	1,039
General Motors Co	77,100	3,380
Genuine Parts Co	8,951	881
Hanesbrands Inc	21,500	305

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hasbro Inc	7,600	$707
Hilton Worldwide Holdings Inc	16,800	1,741
Home Depot Inc/The	65,532	18,179
L Brands Inc	14,700	571
Las Vegas Sands Corp	20,300	1,131
Leggett & Platt Inc	7,700	332
Lennar Corp, Cl A	16,600	1,259
LKQ Corp *	16,600	585
Lowe’s Cos Inc	46,069	7,178
Marriott International Inc/MD, Cl A	16,020	2,032
McDonald’s Corp	45,300	9,850
MGM Resorts International	24,400	689
Mohawk Industries Inc *	3,528	444
Newell Brands Inc	22,799	485
NIKE Inc, Cl B	75,900	10,224
Norwegian Cruise Line Holdings Ltd *	18,000	412
NVR Inc *	210	839
O’Reilly Automotive Inc *	4,500	1,991
Pool Corp	2,500	865
PulteGroup Inc	16,800	733
PVH Corp	4,200	334
Ralph Lauren Corp, Cl A	2,800	240
Ross Stores Inc	21,600	2,322
Royal Caribbean Cruises Ltd	10,500	828
Starbucks Corp	71,100	6,969
Tapestry Inc	16,400	464
Target Corp	30,400	5,458
Tiffany & Co	6,700	881
TJX Cos Inc/The	73,200	4,649
Tractor Supply Co	7,000	986
Ulta Beauty Inc *	3,500	964
Under Armour Inc, Cl A *	10,300	171
Under Armour Inc, Cl C *	10,636	155
VF Corp	19,324	1,612
Whirlpool Corp	3,700	720
Wynn Resorts Ltd	5,900	593
Yum! Brands Inc	18,200	1,926

		207,136

Consumer Staples — 6.2%
Altria Group Inc	113,600	4,525
Archer-Daniels-Midland Co	34,100	1,697
Brown-Forman Corp, Cl B	10,925	881
Campbell Soup Co	12,700	635
Church & Dwight Co Inc	15,300	1,343
Clorox Co/The	7,800	1,583
Coca-Cola Co/The	234,800	12,116
Colgate-Palmolive Co	52,400	4,488
Conagra Brands Inc	29,400	1,075
Constellation Brands Inc, Cl A	10,300	2,120
Costco Wholesale Corp	26,900	10,539
Estee Lauder Cos Inc/The, Cl A	13,800	3,385
General Mills Inc	37,400	2,275

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hershey Co/The	8,900	$1,316
Hormel Foods Corp	17,500	826
J M Smucker Co/The	6,782	795
Kellogg Co	15,800	1,010
Kimberly-Clark Corp	20,900	2,911
Kraft Heinz Co/The	39,966	1,317
Kroger Co/The	47,200	1,558
Lamb Weston Holdings Inc	9,000	651
McCormick & Co Inc/MD	7,500	1,402
Molson Coors Beverage Co, Cl B	11,500	529
Mondelez International Inc, Cl A	87,300	5,015
Monster Beverage Corp *	22,520	1,909
PepsiCo Inc	84,062	12,124
Philip Morris International Inc	94,900	7,189
Procter & Gamble Co/The	151,536	21,044
Sysco Corp	31,200	2,224
Tyson Foods Inc, Cl A	17,700	1,154
Walgreens Boots Alliance Inc	44,200	1,680
Walmart Inc	84,565	12,921

		124,237

Energy — 2.1%
Apache Corp	22,200	286
Baker Hughes Co, Cl A	39,700	743
Cabot Oil & Gas Corp, Cl A	24,600	431
Chevron Corp	117,282	10,225
Concho Resources Inc	12,000	690
ConocoPhillips	65,700	2,599
Devon Energy Corp	21,600	302
Diamondback Energy Inc	9,700	387
EOG Resources Inc	35,800	1,678
Exxon Mobil Corp	256,800	9,792
Halliburton Co	52,000	863
Hess Corp	17,000	802
HollyFrontier Corp	8,800	206
Kinder Morgan Inc	119,577	1,719
Marathon Oil Corp	47,100	279
Marathon Petroleum Corp	39,111	1,521
National Oilwell Varco Inc	24,300	298
Occidental Petroleum Corp	49,728	784
ONEOK Inc	27,600	990
Phillips 66	26,300	1,593
Pioneer Natural Resources Co	9,900	996
Schlumberger NV	85,237	1,772
TechnipFMC PLC	23,600	196
Valero Energy Corp	24,500	1,317
Williams Cos Inc/The	73,400	1,540

		42,009

Financials — 9.4%
Aflac Inc	40,300	1,770
Allstate Corp/The	19,200	1,965
American Express Co	39,800	4,720

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American International Group Inc	52,100	$2,003
Ameriprise Financial Inc	7,300	1,352
Aon PLC, Cl A	14,200	2,909
Arthur J Gallagher & Co	11,500	1,327
Assurant Inc	3,700	478
Bank of America Corp	463,200	13,044
Bank of New York Mellon Corp/The	49,200	1,925
Berkshire Hathaway Inc, Cl B *	120,500	27,584
BlackRock Inc, Cl A	8,641	6,034
Capital One Financial Corp	27,700	2,372
Cboe Global Markets Inc	6,800	621
Charles Schwab Corp/The	90,000	4,390
Chubb Ltd	27,326	4,040
Cincinnati Financial Corp	9,400	718
Citigroup Inc	126,300	6,955
Citizens Financial Group Inc	25,500	833
CME Group Inc, Cl A	21,900	3,833
Comerica Inc	8,700	428
Discover Financial Services	18,500	1,409
Everest Re Group Ltd	2,500	568
Fifth Third Bancorp	42,800	1,085
First Republic Bank/CA	10,400	1,347
Franklin Resources Inc	15,400	339
Globe Life Inc	6,100	568
Goldman Sachs Group Inc/The	21,000	4,842
Hartford Financial Services Group Inc/The	21,550	952
Huntington Bancshares Inc/OH	61,300	740
Intercontinental Exchange Inc	34,245	3,613
Invesco Ltd	21,800	354
JPMorgan Chase & Co	185,300	21,843
KeyCorp	58,699	907
Lincoln National Corp	10,600	501
Loews Corp	14,300	599
M&T Bank Corp	7,621	888
MarketAxess Holdings Inc	2,300	1,240
Marsh & McLennan Cos Inc	30,900	3,542
MetLife Inc	46,800	2,161
Moody’s Corp	9,847	2,780
Morgan Stanley	87,165	5,389
MSCI Inc, Cl A	5,100	2,088
Nasdaq Inc	6,900	883
Northern Trust Corp	12,700	1,183
People’s United Financial Inc	24,300	301
PNC Financial Services Group Inc/The	26,000	3,590
Principal Financial Group Inc	15,800	787
Progressive Corp/The	35,800	3,119
Prudential Financial Inc	23,900	1,807
Raymond James Financial Inc	7,600	691
Regions Financial Corp	59,300	906
S&P Global Inc	14,700	5,171
SVB Financial Group *	3,200	1,104
Synchrony Financial	32,511	991

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
T Rowe Price Group Inc	13,800	$1,979
Travelers Cos Inc/The	15,500	2,010
Truist Financial Corp	82,382	3,824
Unum Group	11,600	258
US Bancorp	83,800	3,621
W R Berkley Corp	8,300	541
Wells Fargo & Co	250,400	6,849
Willis Towers Watson PLC	7,795	1,623
Zions Bancorp NA	9,900	382

		188,676

Health Care — 12.5%
Abbott Laboratories	107,539	11,638
AbbVie Inc	107,153	11,206
ABIOMED Inc *	2,700	740
Agilent Technologies Inc	18,600	2,174
Alexion Pharmaceuticals Inc *	13,200	1,612
Align Technology Inc *	4,400	2,118
AmerisourceBergen Corp, Cl A	8,961	924
Amgen Inc	35,600	7,905
Anthem Inc	15,200	4,735
Baxter International Inc	30,938	2,353
Becton Dickinson and Co	17,737	4,165
Biogen Inc *	9,600	2,306
Bio-Rad Laboratories Inc, Cl A *	1,300	700
Boston Scientific Corp *	87,400	2,897
Bristol-Myers Squibb Co	137,500	8,580
Cardinal Health Inc	17,500	955
Catalent Inc *	9,900	952
Centene Corp *	35,530	2,190
Cerner Corp	18,500	1,384
Cigna Corp	22,381	4,681
Cooper Cos Inc/The	3,000	1,006
CVS Health Corp	79,943	5,419
Danaher Corp	38,400	8,626
DaVita Inc *	4,600	505
DENTSPLY SIRONA Inc	13,000	662
DexCom Inc *	5,900	1,886
Edwards Lifesciences Corp *	38,000	3,188
Eli Lilly and Co	48,367	7,045
Gilead Sciences Inc	76,056	4,614
HCA Healthcare Inc	15,900	2,387
Henry Schein Inc *	9,000	579
Hologic Inc *	16,100	1,113
Humana Inc	8,100	3,244
IDEXX Laboratories Inc *	5,200	2,397
Illumina Inc *	8,900	2,867
Incyte Corp *	11,500	972
Intuitive Surgical Inc *	7,100	5,155
IQVIA Holdings Inc *	11,700	1,977
Johnson & Johnson	160,000	23,149
Laboratory Corp of America Holdings *	5,854	1,170
McKesson Corp	9,736	1,751

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medtronic PLC	81,955	$9,318
Merck & Co Inc	153,600	12,348
Mettler-Toledo International Inc *	1,400	1,610
PerkinElmer Inc	6,700	891
Perrigo Co PLC	8,600	415
Pfizer Inc	337,596	12,933
Quest Diagnostics Inc	8,000	992
Regeneron Pharmaceuticals Inc *	6,400	3,303
ResMed Inc	8,800	1,844
STERIS PLC	5,200	1,008
Stryker Corp	19,800	4,621
Teleflex Inc	2,800	1,072
Thermo Fisher Scientific Inc	24,100	11,206
UnitedHealth Group Inc	57,800	19,440
Universal Health Services Inc, Cl B	4,600	601
Varian Medical Systems Inc *	5,500	957
Vertex Pharmaceuticals Inc *	15,900	3,621
Viatris Inc, Cl W *	73,874	1,243
Waters Corp *	3,700	858
West Pharmaceutical Services Inc	4,400	1,211
Zimmer Biomet Holdings Inc	12,700	1,894
Zoetis Inc, Cl A	28,767	4,614

		249,927

Industrials — 8.0%
3M Co	34,900	6,028
A O Smith Corp	8,200	462
Alaska Air Group Inc	7,100	362
Allegion plc	5,733	654
American Airlines Group Inc	32,500	459
AMETEK Inc	13,900	1,648
Boeing Co/The	32,300	6,806
Carrier Global Corp	49,279	1,876
Caterpillar Inc	32,800	5,694
CH Robinson Worldwide Inc	8,400	789
Cintas Corp	5,300	1,883
Copart Inc *	12,400	1,432
CSX Corp	46,700	4,205
Cummins Inc	9,000	2,081
Deere & Co	19,100	4,997
Delta Air Lines Inc	39,300	1,582
Dover Corp	8,600	1,049
Eaton Corp PLC	24,501	2,967
Emerson Electric Co	36,600	2,812
Equifax Inc	7,300	1,218
Expeditors International of Washington Inc	10,200	912
Fastenal Co	35,300	1,746
FedEx Corp	14,649	4,198
Flowserve Corp	8,400	286
Fortive Corp	20,724	1,453
Fortune Brands Home & Security Inc	8,300	693
General Dynamics Corp	14,200	2,121
General Electric Co	534,592	5,442

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Honeywell International Inc	42,700	$8,707
Howmet Aerospace Inc	22,966	539
Huntington Ingalls Industries Inc	2,500	400
IDEX Corp	4,700	908
IHS Markit Ltd	22,700	2,258
Illinois Tool Works Inc	17,556	3,706
Ingersoll Rand Inc *	23,030	1,020
Jacobs Engineering Group Inc	7,800	841
JB Hunt Transport Services Inc	5,200	703
Johnson Controls International PLC	45,003	2,072
Kansas City Southern	5,700	1,061
L3Harris Technologies Inc	13,210	2,536
Lockheed Martin Corp	15,024	5,484
Masco Corp	15,700	843
Nielsen Holdings PLC	21,100	341
Norfolk Southern Corp	15,600	3,698
Northrop Grumman Corp	9,500	2,871
Old Dominion Freight Line Inc	5,800	1,180
Otis Worldwide Corp	24,989	1,673
PACCAR Inc	21,200	1,846
Parker-Hannifin Corp	7,800	2,085
Pentair PLC	10,546	547
Quanta Services Inc	8,200	560
Raytheon Technologies Corp	92,871	6,661
Republic Services Inc, Cl A	12,700	1,228
Robert Half International Inc	7,000	449
Rockwell Automation Inc	7,000	1,789
Rollins Inc	8,750	500
Roper Technologies Inc	6,400	2,733
Snap-on Inc	3,300	580
Southwest Airlines Co	36,300	1,682
Stanley Black & Decker Inc	9,800	1,806
Teledyne Technologies Inc *	2,200	831
Textron Inc	13,900	627
Trane Technologies PLC	14,500	2,121
TransDigm Group Inc	3,300	1,911
Union Pacific Corp	41,400	8,449
United Airlines Holdings Inc *	18,100	815
United Parcel Service Inc, Cl B	43,100	7,373
United Rentals Inc *	4,300	976
Verisk Analytics Inc, Cl A	10,000	1,983
Waste Management Inc	23,800	2,835
Westinghouse Air Brake Technologies Corp	11,172	819
WW Grainger Inc	2,700	1,129
Xylem Inc/NY	11,200	1,075

		160,106

Information Technology — 25.1%
Accenture PLC, Cl A	38,700	9,640
Adobe Inc *	29,200	13,971
Advanced Micro Devices Inc *	71,200	6,597
Akamai Technologies Inc *	9,700	1,004
Amphenol Corp, Cl A	18,300	2,394

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Analog Devices Inc	15,193	$2,113
ANSYS Inc *	5,200	1,758
Apple Inc	977,800	116,407
Applied Materials Inc	55,500	4,578
Arista Networks Inc *	3,300	893
Autodesk Inc *	13,400	3,755
Automatic Data Processing Inc	26,100	4,538
Broadcom Inc	24,493	9,836
Broadridge Financial Solutions Inc	6,900	1,013
Cadence Design Systems Inc *	17,100	1,989
CDW Corp/DE	8,600	1,122
Cisco Systems Inc	257,100	11,060
Citrix Systems Inc	7,600	942
Cognizant Technology Solutions Corp, Cl A	33,200	2,594
Corning Inc	46,800	1,751
DXC Technology Co	15,238	334
F5 Networks Inc *	3,800	619
Fidelity National Information Services Inc	37,600	5,580
Fiserv Inc *	34,000	3,916
FleetCor Technologies Inc *	5,200	1,379
FLIR Systems Inc	8,000	306
Fortinet Inc *	8,100	998
Gartner Inc *	5,500	836
Global Payments Inc	18,272	3,567
Hewlett Packard Enterprise Co	76,700	847
HP Inc	84,200	1,847
Intel Corp	258,300	12,489
International Business Machines Corp	54,158	6,690
Intuit Inc	15,900	5,597
IPG Photonics Corp *	2,100	435
Jack Henry & Associates Inc	4,600	740
Juniper Networks Inc	20,400	444
Keysight Technologies Inc *	11,300	1,356
KLA Corp	9,423	2,374
Lam Research Corp	8,887	4,023
Leidos Holdings Inc	8,100	816
Mastercard Inc, Cl A	53,700	18,071
Maxim Integrated Products Inc	28,716	2,385
Microchip Technology Inc	15,500	2,083
Micron Technology Inc *	67,900	4,352
Microsoft Corp	460,300	98,536
Motorola Solutions Inc	10,467	1,795
NetApp Inc	13,500	720
NortonLifeLock Inc	36,700	669
NVIDIA Corp	37,500	20,102
Oracle Corp	117,900	6,805
Paychex Inc	19,700	1,835
Paycom Software Inc *	3,000	1,251
PayPal Holdings Inc *	71,300	15,267
Qorvo Inc *	6,900	1,081
QUALCOMM Inc	68,800	10,125
salesforce.com *	55,300	13,593

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seagate Technology PLC	13,300	$782
ServiceNow Inc *	11,700	6,254
Skyworks Solutions Inc	10,300	1,454
Synopsys Inc *	9,300	2,116
TE Connectivity Ltd	20,200	2,302
Teradyne Inc	10,000	1,103
Texas Instruments Inc	55,600	8,966
Tyler Technologies Inc *	2,500	1,069
VeriSign Inc *	6,100	1,224
Visa Inc, Cl A	102,500	21,561
Vontier Corp *	8,289	275
Western Digital Corp	18,403	826
Western Union Co/The	25,900	584
Xerox Holdings Corp	10,075	221
Xilinx Inc	14,800	2,154
Zebra Technologies Corp, Cl A *	3,300	1,249

		503,958

Materials — 2.5%
Air Products and Chemicals Inc	13,500	3,782
Albemarle Corp	6,400	870
Amcor PLC	94,388	1,069
Avery Dennison Corp	5,100	762
Ball Corp	20,100	1,930
Celanese Corp, Cl A	7,200	931
CF Industries Holdings Inc	13,200	492
Corteva Inc	45,205	1,732
Dow Inc	45,371	2,405
DuPont de Nemours Inc	44,905	2,849
Eastman Chemical Co	8,300	809
Ecolab Inc	15,175	3,371
FMC Corp	8,000	928
Freeport-McMoRan Inc, Cl B	89,300	2,089
International Flavors & Fragrances Inc	6,700	751
International Paper Co	24,300	1,202
Linde PLC	32,041	8,216
LyondellBasell Industries NV, Cl A	15,700	1,336
Martin Marietta Materials Inc	3,700	983
Mosaic Co/The	20,100	441
Newmont Corp	49,100	2,888
Nucor Corp	18,100	972
Packaging Corp of America	5,800	754
PPG Industries Inc	14,500	2,128
Sealed Air Corp	8,900	401
Sherwin-Williams Co/The	4,975	3,720
Vulcan Materials Co	8,200	1,145
Westrock Co	15,741	665

		49,621

Real Estate — 2.3%
Alexandria Real Estate Equities Inc ‡	7,100	1,163
American Tower Corp, Cl A ‡	27,047	6,253

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment and Management Co, Cl A ‡	8,907	$270
AvalonBay Communities Inc ‡	8,500	1,416
Boston Properties Inc ‡	8,800	864
CBRE Group Inc, Cl A *	20,200	1,235
Crown Castle International Corp ‡	25,500	4,273
Digital Realty Trust Inc ‡	16,500	2,223
Duke Realty Corp ‡	22,100	841
Equinix Inc ‡	5,357	3,738
Equity Residential ‡	21,200	1,228
Essex Property Trust Inc ‡	4,000	984
Extra Space Storage Inc ‡	7,700	868
Federal Realty Investment Trust ‡	4,300	375
Four Corners Property Trust Inc ‡	1	—
Healthpeak Properties Inc ‡	32,300	932
Host Hotels & Resorts Inc ‡	44,085	619
Iron Mountain Inc ‡	17,571	483
Kimco Realty Corp ‡	26,600	384
Mid-America Apartment Communities Inc ‡	6,800	858
Prologis Inc ‡	44,798	4,482
Public Storage ‡	9,300	2,088
Realty Income Corp ‡	21,200	1,271
Regency Centers Corp ‡	9,300	424
SBA Communications Corp, Cl A ‡	6,700	1,924
Simon Property Group Inc ‡	18,400	1,519
SL Green Realty Corp ‡	4,700	272
UDR Inc ‡	18,300	704
Ventas Inc ‡	22,700	1,088
Vornado Realty Trust ‡	10,000	389
Welltower Inc ‡	25,200	1,587
Weyerhaeuser Co ‡	44,827	1,302

		46,057

Utilities — 2.6%
AES Corp/The	39,800	813
Alliant Energy Corp	14,900	784
Ameren Corp	14,900	1,159
American Electric Power Co Inc	30,400	2,581
American Water Works Co Inc	11,100	1,702
Atmos Energy Corp	7,400	710
CenterPoint Energy Inc	32,500	754
CMS Energy Corp	17,800	1,095
Consolidated Edison Inc	20,200	1,540
Dominion Energy Inc	51,332	4,029
DTE Energy Co	11,600	1,459
Duke Energy Corp	44,930	4,163
Edison International	22,800	1,399
Entergy Corp	12,100	1,317
Evergy Inc	13,999	776
Eversource Energy	21,000	1,838
Exelon Corp	59,700	2,452
FirstEnergy Corp	32,900	874
NextEra Energy Inc	119,100	8,765

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NiSource Inc	23,000	$557
NRG Energy Inc	15,300	501
Pinnacle West Capital Corp	6,900	565
PPL Corp	46,400	1,319
Public Service Enterprise Group Inc	31,100	1,812
Sempra Energy	17,700	2,256
Southern Co/The	64,500	3,860
WEC Energy Group Inc	19,362	1,838

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	32,200	$2,169

		53,087
Total Common Stock (Cost $749,354) ($ Thousands)		1,826,193

Total Investments in Securities — 91.0% (Cost $749,354) ($ Thousands)		$1,826,193

	Contracts

PURCHASED SWAPTIONS* — 1.2%

Total Purchased Swaptions (A) (Cost $15,467) ($ Thousands)	2,742,237,893	$23,193

A list of the open OTC swaption contracts held by the Fund at November 30, 2020, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTIONS — 1.2%

Call Swaptions
CMS One Look*	Bank of America Merill Lynch	2,550,870,000	$0.14	07/17/2021	$14,571
CMS One Look*	Bank of America Merill Lynch	191,367,893	$2.00	08/19/2023	8,622

Total Purchased Swaptions		2,742,237,893			$23,193

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI^	1,001	Dec-2020	$167,306	$181,341	$14,035

A list of the open forward foreign currency contracts held by the Fund at November 30, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Bank of America	01/11/21	USD	28,699	SAR	107,802	$42

Bank of America	01/11/21	SAR	486,018	USD	129,470	(107)

						$(65)

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Dynamic Asset Allocation Fund (Continued)

A list of OTC swap agreements held by the fund at November 30, 2020, is as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
BNP Paribas^	Bloomberg Gold SubIndex Total Return	US T-BILL HIGH DISCOUNT RATE + 7 BPS	INDEX RETURN	Quarterly	03/17/2021	USD	(122,730)	$(11,056)	$–	$(11,056)
BNP Paribas^	Bloomberg Gold SubIndex Total Return	US T-BILL HIGH DISCOUNT RATE + 7 BPS	INDEX RETURN	Quarterly	04/05/2021	USD	(84,502)	(6,415)	–	(6,415)

								$(17,471)	$–	$(17,471)

Percentages are based on Net Assets of $2,006,136 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Refer to table below for details on Swaption Contracts.

^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of November 30, 2020.

Cl — Class

Ltd. — Limited

OTC — Over The Counter

PLC — Public Limited Company

S&P— Standard & Poor’s

SAR— Saudi Riyal

USD — U.S. Dollar

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,826,193	–	–	1,826,193

Total Investments in Securities	1,826,193	–	–	1,826,193

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaptions	–	23,193	–	23,193
Futures Contracts*
Unrealized Appreciation	14,035	–	–	14,035
Forwards Contracts*
Unrealized Appreciation	–	42	–	42
Unrealized Depreciation	–	(107)	–	(107)
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	–	(17,471)	–	(17,471)

Total Other Financial Instruments	14,035	5,657	–	19,692

* Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2020	7

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the six-months ended November 30, 2020.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 8, 2021

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: February 8, 2021